Schedule of Investments(a)
Invesco BulletShares 2024 Corporate Bond ETF (BSCO)
November 30, 2024
(Unaudited)

	Principal Amount	Value
U.S. Treasury Securities-89.58%
U.S. Treasury Bills-89.58%
4.46%–4.61%, 12/12/2024(b) (Cost $2,018,585,111)	$2,021,373,000	$2,018,825,504
U.S. Dollar Denominated Bonds & Notes-8.29%
Banks-2.57%
Bank of Montreal (Canada), 5.20%, 12/12/2024	15,710,000	15,712,190
Bank of Nova Scotia (The) (Canada), 5.25%, 12/06/2024	15,709,000	15,709,535
Toronto-Dominion Bank (The) (Canada), 1.25%, 12/13/2024	6,999,000	6,991,247
Truist Bank, 2.15%, 12/06/2024	19,635,000	19,628,974
		58,041,946
Broadline Retail-0.87%
Amazon.com, Inc., 3.80%, 12/05/2024	19,638,000	19,635,872
Electric Utilities-0.74%
Avangrid, Inc., 3.15%, 12/01/2024	9,096,000	9,096,000
Interstate Power and Light Co., 3.25%, 12/01/2024	7,496,000	7,496,000
		16,592,000
Financial Services-0.47%
ORIX Corp. (Japan), 3.25%, 12/04/2024	10,603,000	10,601,990
Ground Transportation-0.99%
Canadian Pacific Railway Co. (Canada), 1.35%, 12/02/2024	22,356,000	22,356,000
	Principal Amount	Value
Health Care Providers & Services-0.58%
Elevance Health, Inc., 3.35%, 12/01/2024	$13,021,000	$13,021,000
Machinery-0.42%
Caterpillar Financial Services Corp., 3.25%, 12/01/2024	9,396,000	9,396,000
Oil, Gas & Consumable Fuels-0.80%
MPLX L.P., 4.88%, 12/01/2024	17,999,000	17,999,000
Personal Care Products-0.35%
Estee Lauder Cos., Inc. (The), 2.00%, 12/01/2024	7,854,000	7,854,000
Professional Services-0.50%
Equifax, Inc., 2.60%, 12/01/2024	11,301,000	11,301,000
Total U.S. Dollar Denominated Bonds & Notes (Cost $186,758,153)		186,798,808
	Shares
Money Market Funds-2.55%
Invesco Government & Agency Portfolio, Institutional Class, 4.57%(c)(d) (Cost $57,475,560)	57,475,560	57,475,560
TOTAL INVESTMENTS IN SECURITIES-100.42% (Cost $2,262,818,824)		2,263,099,872
OTHER ASSETS LESS LIABILITIES-(0.42)%		(9,511,848)
NET ASSETS-100.00%		$2,253,588,024

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(c)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended November 30, 2024.

	Value August 31, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value November 30, 2024	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$2,472,720,056	$(2,415,244,496)	$-	$-	$57,475,560	$773,583
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2024 Corporate Bond ETF (BSCO)—(continued)
November 30, 2024
(Unaudited)
	Value August 31, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value November 30, 2024	Dividend Income
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	$7,054,287	$5,684,423	$(12,738,710)	$-	$-	$-	$16,806 *
Invesco Private Prime Fund	17,982,354	2,989,450	(20,971,803)	(1,651)	1,650	-	47,842 *
Total	$25,036,641	$2,481,393,929	$(2,448,955,009)	$(1,651)	$1,650	$57,475,560	$838,231

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(d)	The rate shown is the 7-day SEC standardized yield as of November 30, 2024.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco BulletShares 2025 Corporate Bond ETF (BSCP)
November 30, 2024
(Unaudited)

	Principal Amount	Value
U.S. Dollar Denominated Bonds & Notes-98.31%
Aerospace & Defense-2.18%
Boeing Co. (The), 4.88%, 05/01/2025	$31,261,000	$31,227,261
General Dynamics Corp.
3.25%, 04/01/2025	6,700,000	6,665,518
3.50%, 05/15/2025(b)	6,619,000	6,586,780
L3Harris Technologies, Inc., 3.83%, 04/27/2025(b)	5,299,000	5,277,832
Lockheed Martin Corp., 4.95%, 10/15/2025	4,430,000	4,447,093
Northrop Grumman Corp., 2.93%, 01/15/2025(b)	13,401,000	13,367,785
Precision Castparts Corp., 3.25%, 06/15/2025(b)	7,526,000	7,466,668
RTX Corp., 3.95%, 08/16/2025	13,363,000	13,305,226
		88,344,163
Air Freight & Logistics-0.22%
United Parcel Service, Inc., 3.90%, 04/01/2025	8,916,000	8,891,683
Automobile Components-0.14%
Magna International, Inc. (Canada), 4.15%, 10/01/2025	5,754,000	5,727,432
Automobiles-5.69%
American Honda Finance Corp.
1.50%, 01/13/2025(b)	9,738,000	9,699,310
5.00%, 05/23/2025	6,617,000	6,625,421
1.20%, 07/08/2025(b)	6,640,000	6,505,187
1.00%, 09/10/2025	6,619,000	6,436,198
5.80%, 10/03/2025(b)	8,411,000	8,497,390
Series A, 4.60%, 04/17/2025	7,090,000	7,086,477
Ford Motor Credit Co. LLC
2.30%, 02/10/2025	11,136,000	11,073,134
4.69%, 06/09/2025	5,315,000	5,303,956
5.13%, 06/16/2025	15,596,000	15,587,641
4.13%, 08/04/2025	12,480,000	12,392,076
3.38%, 11/13/2025	18,713,000	18,396,810
General Motors Co.
4.00%, 04/01/2025	4,427,000	4,413,526
6.13%, 10/01/2025	17,819,000	17,968,054
Honda Motor Co. Ltd. (Japan), 2.27%, 03/10/2025	8,861,000	8,801,143
PACCAR Financial Corp., 3.55%, 08/11/2025(b)	5,312,000	5,277,280
Toyota Motor Credit Corp.
4.80%, 01/10/2025(b)	10,632,000	10,631,261
1.45%, 01/13/2025	10,188,000	10,149,114
1.80%, 02/13/2025(b)	12,402,000	12,329,447
3.00%, 04/01/2025	11,070,000	10,999,335
3.40%, 04/14/2025	4,427,000	4,405,918
3.95%, 06/30/2025	11,518,000	11,473,173
3.65%, 08/18/2025	6,645,000	6,605,190
5.60%, 09/11/2025	5,313,000	5,355,340
0.80%, 10/16/2025	8,860,000	8,586,331
5.40%, 11/10/2025	5,733,000	5,775,983
		230,374,695
Banks-20.69%
Banco Santander S.A. (Spain)
3.50%, 03/24/2025(b)	11,071,000	11,022,689
2.75%, 05/28/2025	13,372,000	13,226,112
5.15%, 08/18/2025	15,596,000	15,625,470
	Principal Amount	Value
Banks-(continued)
Bank of America Corp.
4.00%, 01/22/2025	$22,327,000	$22,297,253
3.88%, 08/01/2025(b)	15,978,000	15,909,930
Series L, 3.95%, 04/21/2025	22,327,000	22,238,451
Bank of America N.A., 5.65%, 08/18/2025	17,864,000	17,986,076
Bank of Montreal (Canada)
1.50%, 01/10/2025	12,054,000	12,009,751
3.70%, 06/07/2025	11,514,000	11,456,215
5.92%, 09/25/2025(b)	10,697,000	10,804,994
Bank of Nova Scotia (The) (Canada)
1.45%, 01/10/2025	12,052,000	12,007,924
3.45%, 04/11/2025(b)	15,626,000	15,549,627
5.45%, 06/12/2025(b)	14,485,000	14,547,511
Canadian Imperial Bank of Commerce (Canada)
3.30%, 04/07/2025	12,058,000	11,998,556
5.14%, 04/28/2025(b)	11,143,000	11,155,686
3.95%, 08/04/2025	12,029,000	11,971,278
Citibank N.A., 5.86%, 09/29/2025	15,592,000	15,735,111
Citigroup, Inc.
3.88%, 03/26/2025	8,932,000	8,902,958
3.30%, 04/27/2025(b)	13,399,000	13,320,212
4.40%, 06/10/2025	22,328,000	22,271,770
5.50%, 09/13/2025	12,678,000	12,736,348
Citizens Bank N.A., 2.25%, 04/28/2025	6,641,000	6,570,110
Cooperatieve Rabobank U.A. (Netherlands)
1.38%, 01/10/2025	8,861,000	8,826,543
5.00%, 01/13/2025	8,855,000	8,856,912
5.50%, 07/18/2025	7,524,000	7,567,998
4.38%, 08/04/2025	13,370,000	13,284,468
Fifth Third Bancorp, 2.38%, 01/28/2025	6,619,000	6,592,244
Fifth Third Bank N.A., 3.95%, 07/28/2025(b)	6,698,000	6,667,389
HSBC Holdings PLC (United Kingdom), 4.25%, 08/18/2025	13,365,000	13,299,855
HSBC USA, Inc., 5.63%, 03/17/2025	11,164,000	11,189,531
Huntington Bancshares, Inc., 4.00%, 05/15/2025(b)	4,146,000	4,128,679
JPMorgan Chase & Co.
3.13%, 01/23/2025(b)	22,279,000	22,224,973
3.90%, 07/15/2025	22,277,000	22,191,282
KeyBank N.A.
3.30%, 06/01/2025	6,642,000	6,582,915
4.15%, 08/08/2025(b)	11,138,000	11,074,776
Lloyds Banking Group PLC (United Kingdom), 4.58%, 12/10/2025	11,760,000	11,692,231
Manufacturers & Traders Trust Co., 5.40%, 11/21/2025	4,410,000	4,433,204
Mitsubishi UFJ Financial Group, Inc. (Japan)
2.19%, 02/25/2025	23,224,000	23,083,065
3.78%, 03/02/2025(b)	6,694,000	6,676,503
1.41%, 07/17/2025	15,598,000	15,281,225
Morgan Stanley Bank N.A., 5.48%, 07/16/2025	10,720,000	10,773,839
National Bank of Canada (Canada), 5.25%, 01/17/2025	9,379,000	9,381,300
PNC Bank N.A., 3.25%, 06/01/2025	8,911,000	8,846,836
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2025 Corporate Bond ETF (BSCP)—(continued)
November 30, 2024
(Unaudited)
	Principal Amount	Value
Banks-(continued)
Regions Financial Corp., 2.25%, 05/18/2025	$6,697,000	$6,615,151
Royal Bank of Canada (Canada)
1.60%, 01/21/2025(b)	8,829,000	8,789,638
3.38%, 04/14/2025(b)	12,508,000	12,449,370
4.95%, 04/25/2025(b)	14,291,000	14,307,106
Santander Holdings USA, Inc.
3.45%, 06/02/2025	8,910,000	8,835,763
4.50%, 07/17/2025	9,821,000	9,785,921
Sumitomo Mitsui Banking Corp. (Japan), 3.65%, 07/23/2025	4,410,000	4,384,330
Sumitomo Mitsui Financial Group, Inc. (Japan)
2.35%, 01/15/2025	11,075,000	11,041,240
1.47%, 07/08/2025(b)	20,946,000	20,552,249
Toronto-Dominion Bank (The) (Canada)
1.45%, 01/10/2025(b)	7,140,000	7,112,533
3.77%, 06/06/2025	14,741,000	14,665,216
Truist Bank
1.50%, 03/10/2025	11,166,000	11,061,162
3.63%, 09/16/2025	11,164,000	11,057,899
Truist Financial Corp.
4.00%, 05/01/2025	7,501,000	7,474,082
3.70%, 06/05/2025	8,915,000	8,866,167
1.20%, 08/05/2025	6,639,000	6,487,723
U.S. Bancorp, 1.45%, 05/12/2025	13,398,000	13,203,376
U.S. Bank N.A., 2.05%, 01/21/2025(b)	8,916,000	8,882,269
UBS AG (Switzerland)
7.95%, 01/09/2025	11,160,000	11,190,611
3.70%, 02/21/2025	17,217,000	17,168,135
2.95%, 04/09/2025	10,993,000	10,928,205
5.80%, 09/11/2025(b)	8,916,000	8,997,772
Wells Fargo & Co.
3.00%, 02/19/2025	22,324,000	22,235,179
3.55%, 09/29/2025	22,280,000	22,098,392
Wells Fargo Bank N.A., 5.55%, 08/01/2025	17,860,000	17,959,329
		838,148,618
Beverages-1.25%
Diageo Capital PLC (United Kingdom)
1.38%, 09/29/2025	6,618,000	6,448,488
5.20%, 10/24/2025	4,432,000	4,455,811
Keurig Dr Pepper, Inc., 3.40%, 11/15/2025	4,429,000	4,377,816
PepsiCo, Inc.
2.25%, 03/19/2025	13,395,000	13,296,499
2.75%, 04/30/2025	8,853,000	8,783,919
3.50%, 07/17/2025(b)	6,195,000	6,152,496
5.25%, 11/10/2025	7,082,000	7,132,632
		50,647,661
Biotechnology-2.53%
AbbVie, Inc., 3.60%, 05/14/2025	33,493,000	33,355,778
Amgen, Inc.
1.90%, 02/21/2025	4,469,000	4,440,029
5.25%, 03/02/2025	17,825,000	17,838,918
3.13%, 05/01/2025	8,932,000	8,870,196
Baxalta, Inc., 4.00%, 06/23/2025	7,150,000	7,114,754
	Principal Amount	Value
Biotechnology-(continued)
Biogen, Inc., 4.05%, 09/15/2025	$15,594,000	$15,506,952
Gilead Sciences, Inc., 3.50%, 02/01/2025	15,509,000	15,471,945
		102,598,572
Broadline Retail-1.24%
Amazon.com, Inc.
3.00%, 04/13/2025(b)	13,369,000	13,290,037
0.80%, 06/03/2025(b)	11,075,000	10,861,368
4.60%, 12/01/2025	11,066,000	11,095,018
5.20%, 12/03/2025	7,721,000	7,771,909
eBay, Inc., 1.90%, 03/11/2025	7,083,000	7,024,512
		50,042,844
Building Products-0.11%
Fortune Brands Innovations, Inc., 4.00%, 06/15/2025(b)	4,461,000	4,435,812
Capital Markets-7.24%
Ameriprise Financial, Inc., 3.00%, 04/02/2025	4,411,000	4,385,706
Ares Capital Corp.
4.25%, 03/01/2025	5,318,000	5,304,940
3.25%, 07/15/2025	11,161,000	11,032,023
Bank of New York Mellon Corp. (The)
1.60%, 04/24/2025	11,162,000	11,029,723
3.35%, 04/25/2025(b)	4,102,000	4,078,351
Series G, 3.00%, 02/24/2025	6,641,000	6,614,558
Blue Owl Capital Corp., 3.75%, 07/22/2025(b)	4,432,000	4,392,756
Brookfield Corp. (Canada), 4.00%, 01/15/2025	4,415,000	4,408,636
Charles Schwab Corp. (The)
4.20%, 03/24/2025(b)	5,358,000	5,348,988
3.85%, 05/21/2025	6,640,000	6,610,557
CME Group, Inc., 3.00%, 03/15/2025	6,698,000	6,665,213
Deutsche Bank AG (Germany)
4.50%, 04/01/2025(b)	13,371,000	13,330,066
4.16%, 05/13/2025(b)	4,400,000	4,386,070
Goldman Sachs Group, Inc. (The)
3.50%, 01/23/2025	22,331,000	22,285,387
3.50%, 04/01/2025	31,264,000	31,130,686
3.75%, 05/22/2025	20,096,000	20,006,097
4.25%, 10/21/2025	17,860,000	17,774,289
Moody’s Corp., 3.75%, 03/24/2025	6,175,000	6,153,331
Morgan Stanley
4.00%, 07/23/2025	26,738,000	26,621,288
5.00%, 11/24/2025	17,822,000	17,846,555
Nasdaq, Inc., 5.65%, 06/28/2025	4,463,000	4,483,344
Nomura Holdings, Inc. (Japan)
5.10%, 07/03/2025	7,058,000	7,061,534
1.85%, 07/16/2025	13,400,000	13,144,260
Northern Trust Corp., 3.95%, 10/30/2025(b)	6,623,000	6,587,377
State Street Corp., 3.55%, 08/18/2025	11,609,000	11,528,633
UBS Group AG (Switzerland), 3.75%, 03/26/2025	21,254,000	21,176,912
		293,387,280
Chemicals-0.81%
Air Products and Chemicals, Inc., 1.50%, 10/15/2025	4,915,000	4,790,402
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2025 Corporate Bond ETF (BSCP)—(continued)
November 30, 2024
(Unaudited)
	Principal Amount	Value
Chemicals-(continued)
Celanese US Holdings LLC, 6.05%, 03/15/2025	$8,914,000	$8,927,341
Eastman Chemical Co., 3.80%, 03/15/2025	596,000	593,764
EIDP, Inc., 1.70%, 07/15/2025	4,436,000	4,354,391
Linde, Inc., 4.70%, 12/05/2025	5,362,000	5,376,500
LYB International Finance III LLC, 1.25%, 10/01/2025	4,392,000	4,267,213
Nutrien Ltd. (Canada), 5.95%, 11/07/2025	4,426,000	4,475,462
		32,785,073
Commercial Services & Supplies-0.31%
Republic Services, Inc., 3.20%, 03/15/2025	4,465,000	4,442,383
Waste Management, Inc.
3.13%, 03/01/2025	3,689,000	3,673,681
0.75%, 11/15/2025	4,429,000	4,271,881
		12,387,945
Communications Equipment-0.11%
Cisco Systems, Inc., 3.50%, 06/15/2025(b)	4,419,000	4,399,364
Consumer Finance-4.26%
Ally Financial, Inc.
4.63%, 03/30/2025	4,409,000	4,401,005
5.80%, 05/01/2025	6,694,000	6,707,202
5.75%, 11/20/2025(b)	9,361,000	9,403,473
American Express Co.
2.25%, 03/04/2025	15,632,000	15,535,610
3.95%, 08/01/2025	20,097,000	20,005,807
Capital One Financial Corp.
3.20%, 02/05/2025	8,930,000	8,903,153
4.25%, 04/30/2025	6,616,000	6,604,731
4.20%, 10/29/2025	13,364,000	13,280,740
Discover Financial Services, 3.75%, 03/04/2025	4,465,000	4,450,141
General Motors Financial Co., Inc.
4.00%, 01/15/2025	8,860,000	8,847,828
2.90%, 02/26/2025	11,074,000	11,016,023
3.80%, 04/07/2025	9,798,000	9,753,107
4.35%, 04/09/2025	8,912,000	8,893,061
2.75%, 06/20/2025(b)	11,072,000	10,939,304
4.30%, 07/13/2025	7,056,000	7,023,647
6.05%, 10/10/2025	11,066,000	11,176,428
Synchrony Financial
4.88%, 06/13/2025	6,621,000	6,613,718
4.50%, 07/23/2025	8,933,000	8,903,453
		172,458,431
Consumer Staples Distribution & Retail-1.39%
Dollar General Corp., 4.15%, 11/01/2025	4,428,000	4,394,437
Dollar Tree, Inc., 4.00%, 05/15/2025	8,907,000	8,865,250
Sysco Corp., 3.75%, 10/01/2025	6,696,000	6,642,697
Target Corp., 2.25%, 04/15/2025	13,365,000	13,248,831
Walmart, Inc.
3.55%, 06/26/2025	7,744,000	7,703,118
3.90%, 09/09/2025	15,593,000	15,535,005
		56,389,338
	Principal Amount	Value
Containers & Packaging-0.24%
Amcor Flexibles North America, Inc., 4.00%, 05/17/2025	$4,467,000	$4,445,918
WRKCo, Inc., 3.75%, 03/15/2025(b)	5,360,000	5,338,138
		9,784,056
Distributors-0.11%
Genuine Parts Co., 1.75%, 02/01/2025	4,430,000	4,407,095
Diversified Consumer Services-0.11%
Yale University, Series 2020, 0.87%, 04/15/2025	4,415,000	4,347,803
Diversified REITs-0.11%
VICI Properties L.P., 4.38%, 05/15/2025	4,411,000	4,398,103
Diversified Telecommunication Services-0.00%
Verizon Communications, Inc., 3.38%, 02/15/2025	299	298
Electric Utilities-2.93%
Avangrid, Inc., 3.20%, 04/15/2025(b)	6,699,000	6,654,909
Berkshire Hathaway Energy Co., 4.05%, 04/15/2025	11,121,000	11,093,039
Constellation Energy Generation LLC, 3.25%, 06/01/2025	8,042,000	7,969,995
Duke Energy Corp.
0.90%, 09/15/2025	5,761,000	5,587,200
5.00%, 12/08/2025	4,460,000	4,476,288
Duke Energy Progress LLC, 3.25%, 08/15/2025	4,466,000	4,423,286
Entergy Corp., 0.90%, 09/15/2025	7,084,000	6,867,096
Exelon Corp., 3.95%, 06/15/2025(b)	7,205,000	7,166,611
Florida Power & Light Co.
2.85%, 04/01/2025	9,800,000	9,745,617
3.13%, 12/01/2025(b)	5,298,000	5,231,196
National Rural Utilities Cooperative Finance Corp.
2.85%, 01/27/2025	4,409,000	4,395,304
1.88%, 02/07/2025(b)	5,354,000	5,324,151
5.45%, 10/30/2025(b)	4,470,000	4,508,109
NextEra Energy Capital Holdings, Inc., 4.45%, 06/20/2025	8,930,000	8,910,960
Pacific Gas and Electric Co., 3.45%, 07/01/2025	7,818,769	7,747,104
Pinnacle West Capital Corp., 1.30%, 06/15/2025	4,417,000	4,326,779
Southern Co. (The), 5.15%, 10/06/2025	4,464,000	4,480,376
Southern Power Co., 4.15%, 12/01/2025	4,418,000	4,393,078
Xcel Energy, Inc., 3.30%, 06/01/2025	5,318,000	5,271,212
		118,572,310
Electrical Equipment-0.11%
Emerson Electric Co., 3.15%, 06/01/2025	4,416,000	4,380,438
Energy Equipment & Services-0.11%
Schlumberger Finance Canada Ltd., 1.40%, 09/17/2025(b)	4,469,000	4,358,029
Entertainment-1.18%
Netflix, Inc., 5.88%, 02/15/2025	7,147,000	7,160,260
Take-Two Interactive Software, Inc., 3.55%, 04/14/2025	5,363,000	5,333,877
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2025 Corporate Bond ETF (BSCP)—(continued)
November 30, 2024
(Unaudited)
	Principal Amount	Value
Entertainment-(continued)
TWDC Enterprises 18 Corp., 3.15%, 09/17/2025(b)	$6,636,000	$6,562,609
Walt Disney Co. (The), 3.35%, 03/24/2025	15,627,000	15,554,343
Warnermedia Holdings, Inc., 3.64%, 03/15/2025	13,092,000	13,037,807
		47,648,896
Financial Services-2.73%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland)
3.50%, 01/15/2025	7,061,000	7,048,285
6.50%, 07/15/2025(b)	11,067,000	11,153,748
4.45%, 10/01/2025	5,293,000	5,278,430
Blackstone Private Credit Fund
4.70%, 03/24/2025	7,910,000	7,891,089
7.05%, 09/29/2025	7,086,000	7,198,846
Corebridge Financial, Inc., 3.50%, 04/04/2025	8,910,000	8,865,986
Fiserv, Inc., 3.85%, 06/01/2025	7,970,000	7,921,358
Mastercard, Inc., 2.00%, 03/03/2025(b)	6,644,000	6,598,994
PayPal Holdings, Inc., 1.65%, 06/01/2025	8,852,000	8,716,432
Visa, Inc., 3.15%, 12/14/2025	35,725,000	35,264,886
Western Union Co. (The), 2.85%, 01/10/2025(b)	4,470,000	4,459,876
		110,397,930
Food Products-1.14%
Bunge Ltd. Finance Corp., 1.63%, 08/17/2025	5,297,000	5,179,868
General Mills, Inc.
4.00%, 04/17/2025	7,058,000	7,034,560
5.24%, 11/18/2025(b)	4,359,000	4,359,679
JM Smucker Co. (The), 3.50%, 03/15/2025(b)	8,857,000	8,812,927
Mead Johnson Nutrition Co. (United Kingdom), 4.13%, 11/15/2025(b)	6,643,000	6,609,135
Mondelez International, Inc., 1.50%, 05/04/2025	6,690,000	6,594,248
The Campbell’s Company, 3.95%, 03/15/2025(b)	7,500,000	7,476,140
		46,066,557
Ground Transportation-0.60%
Burlington Northern Santa Fe LLC, 3.00%, 04/01/2025	4,461,000	4,436,623
Canadian Pacific Railway Co. (Canada), 2.90%, 02/01/2025	5,740,000	5,720,105
CSX Corp., 3.35%, 11/01/2025(b)	5,300,000	5,237,127
Union Pacific Corp.
3.75%, 07/15/2025(b)	4,470,000	4,446,700
3.25%, 08/15/2025	4,426,000	4,387,278
		24,227,833
Health Care Equipment & Supplies-1.16%
Abbott Laboratories, 2.95%, 03/15/2025	8,930,000	8,886,466
Boston Scientific Corp., 1.90%, 06/01/2025	4,400,000	4,336,630
GE HealthCare Technologies, Inc., 5.60%, 11/15/2025	13,320,000	13,412,955
	Principal Amount	Value
Health Care Equipment & Supplies-(continued)
Stryker Corp.
1.15%, 06/15/2025	$5,740,000	$5,633,842
3.38%, 11/01/2025	7,115,000	7,031,063
Zimmer Biomet Holdings, Inc., 3.55%, 04/01/2025(b)	7,645,000	7,609,623
		46,910,579
Health Care Providers & Services-3.82%
Cardinal Health, Inc., 3.75%, 09/15/2025(b)	4,426,000	4,391,726
Cencora, Inc., 3.25%, 03/01/2025	4,424,000	4,402,786
Cigna Group (The)
3.25%, 04/15/2025	6,754,000	6,716,959
4.13%, 11/15/2025	10,833,000	10,770,086
CVS Health Corp.
4.10%, 03/25/2025	8,490,000	8,468,109
3.88%, 07/20/2025	25,206,522	25,038,684
Elevance Health, Inc., 2.38%, 01/15/2025	11,116,000	11,080,844
HCA, Inc.
5.38%, 02/01/2025	23,223,000	23,221,003
5.25%, 04/15/2025	12,477,000	12,489,399
Humana, Inc., 4.50%, 04/01/2025	5,157,000	5,150,558
Laboratory Corp. of America Holdings, 3.60%, 02/01/2025	8,934,000	8,907,277
McKesson Corp., 0.90%, 12/03/2025(b)	4,461,000	4,304,253
Quest Diagnostics, Inc., 3.50%, 03/30/2025(b)	5,308,000	5,282,821
UnitedHealth Group, Inc.
3.75%, 07/15/2025	17,866,000	17,774,265
5.15%, 10/15/2025(b)	6,616,000	6,651,089
		154,649,859
Health Care REITs-0.63%
Alexandria Real Estate Equities, Inc., 3.45%, 04/30/2025	5,363,000	5,333,681
Healthpeak OP LLC, 4.00%, 06/01/2025	4,002,000	3,982,499
Ventas Realty L.P., 3.50%, 02/01/2025	5,292,000	5,275,574
Welltower OP LLC, 4.00%, 06/01/2025	11,142,000	11,093,239
		25,684,993
Hotel & Resort REITs-0.11%
Host Hotels & Resorts L.P., Series E, 4.00%, 06/15/2025	4,409,000	4,381,393
Hotels, Restaurants & Leisure-1.04%
Booking Holdings, Inc., 3.65%, 03/15/2025	4,413,000	4,396,677
Las Vegas Sands Corp., 2.90%, 06/25/2025	4,430,000	4,373,739
Marriott International, Inc., Series EE, 5.75%, 05/01/2025	5,296,000	5,309,401
McDonald’s Corp.
3.38%, 05/26/2025(b)	6,181,000	6,139,503
3.30%, 07/01/2025	6,618,000	6,564,418
1.45%, 09/01/2025	4,414,000	4,311,351
Starbucks Corp., 3.80%, 08/15/2025	11,138,000	11,069,763
		42,164,852
Household Durables-0.22%
DR Horton, Inc., 2.60%, 10/15/2025	4,425,000	4,346,959
Lennar Corp., 4.75%, 05/30/2025	4,411,000	4,405,234
		8,752,193
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2025 Corporate Bond ETF (BSCP)—(continued)
November 30, 2024
(Unaudited)
	Principal Amount	Value
Household Products-0.32%
Colgate-Palmolive Co., 3.10%, 08/15/2025	$4,433,000	$4,391,965
Procter & Gamble Co. (The), 0.55%, 10/29/2025(b)	8,933,000	8,631,906
		13,023,871
Industrial Conglomerates-0.66%
3M Co.
2.00%, 02/14/2025	6,647,000	6,609,546
2.65%, 04/15/2025	4,457,000	4,420,639
3.00%, 08/07/2025	4,912,000	4,855,509
Honeywell International, Inc., 1.35%, 06/01/2025	11,072,000	10,889,776
		26,775,470
Insurance-0.90%
Allstate Corp. (The), 0.75%, 12/15/2025	5,361,000	5,154,205
Aon Global Ltd., 3.88%, 12/15/2025	6,701,000	6,644,180
Chubb INA Holdings LLC, 3.15%, 03/15/2025	7,086,000	7,051,210
CNO Financial Group, Inc., 5.25%, 05/30/2025	4,433,000	4,433,655
Marsh & McLennan Cos., Inc., 3.50%, 03/10/2025(b)	4,415,000	4,399,808
MetLife, Inc.
3.00%, 03/01/2025	4,404,000	4,383,359
3.60%, 11/13/2025	4,421,000	4,381,297
		36,447,714
Interactive Media & Services-0.21%
Alphabet, Inc., 0.45%, 08/15/2025(b)	8,859,000	8,615,279
IT Services-0.47%
International Business Machines Corp.
4.00%, 07/27/2025(b)	8,930,000	8,891,688
7.00%, 10/30/2025	5,363,000	5,480,149
VeriSign, Inc., 5.25%, 04/01/2025	4,464,000	4,461,313
		18,833,150
Life Sciences Tools & Services-0.22%
Danaher Corp., 3.35%, 09/15/2025(b)	4,432,000	4,394,958
Illumina, Inc., 5.80%, 12/12/2025	4,470,000	4,509,213
		8,904,171
Machinery-3.26%
Caterpillar Financial Services Corp.
4.90%, 01/17/2025	6,700,000	6,700,975
5.40%, 03/10/2025	5,312,000	5,323,069
3.40%, 05/13/2025	11,136,000	11,079,874
1.45%, 05/15/2025	5,358,000	5,283,979
5.15%, 08/11/2025	7,147,000	7,173,666
3.65%, 08/12/2025	7,141,000	7,098,976
0.80%, 11/13/2025(b)	8,861,000	8,560,400
CNH Industrial Capital LLC, 3.95%, 05/23/2025	4,467,000	4,447,332
Cummins, Inc., 0.75%, 09/01/2025	4,416,000	4,294,463
Deere & Co., 2.75%, 04/15/2025(b)	6,254,000	6,209,220
	Principal Amount	Value
Machinery-(continued)
John Deere Capital Corp.
2.05%, 01/09/2025	$4,912,000	$4,897,986
1.25%, 01/10/2025	7,147,000	7,118,742
5.15%, 03/03/2025	4,465,000	4,470,441
3.45%, 03/13/2025	8,037,000	8,009,062
3.40%, 06/06/2025	8,853,000	8,805,215
4.95%, 06/06/2025	5,353,000	5,364,203
4.05%, 09/08/2025	6,696,000	6,673,021
Otis Worldwide Corp., 2.06%, 04/05/2025	11,610,000	11,496,304
Stanley Black & Decker, Inc., 2.30%, 02/24/2025(b)	4,465,000	4,436,633
Wabtec Corp., 3.20%, 06/15/2025	4,446,000	4,404,050
		131,847,611
Media-0.91%
Charter Communications Operating LLC/ Charter Communications Operating Capital Corp., 4.91%, 07/23/2025	16,021,000	16,014,749
Comcast Corp.
3.38%, 02/15/2025	3,739,000	3,726,732
3.38%, 08/15/2025	11,998,000	11,899,372
Fox Corp., 3.05%, 04/07/2025	5,295,000	5,262,046
		36,902,899
Metals & Mining-0.22%
Nucor Corp.
3.95%, 05/23/2025	4,453,000	4,435,275
2.00%, 06/01/2025	4,430,000	4,369,110
		8,804,385
Multi-Utilities-0.99%
Dominion Energy, Inc., 3.90%, 10/01/2025	6,666,000	6,617,569
DTE Energy Co., Series F, 1.05%, 06/01/2025	7,086,000	6,954,608
NiSource, Inc., 0.95%, 08/15/2025	11,160,000	10,857,360
Public Service Enterprise Group, Inc., 0.80%, 08/15/2025	4,854,000	4,724,860
Sempra, 3.30%, 04/01/2025	6,700,000	6,665,293
WEC Energy Group, Inc., 5.00%, 09/27/2025	4,405,000	4,416,558
		40,236,248
Office REITs-0.19%
Boston Properties L.P., 3.20%, 01/15/2025	7,523,000	7,502,180
Oil, Gas & Consumable Fuels-7.40%
Canadian Natural Resources Ltd. (Canada)
3.90%, 02/01/2025	5,359,000	5,345,410
2.05%, 07/15/2025(b)	5,291,000	5,199,738
Chevron Corp.
1.55%, 05/11/2025	22,324,000	22,027,491
3.33%, 11/17/2025	6,616,000	6,550,397
Chevron USA, Inc., 0.69%, 08/12/2025(b)	6,619,000	6,440,304
Columbia Pipeline Group, Inc., 4.50%, 06/01/2025	8,904,000	8,873,149
DCP Midstream Operating L.P., 5.38%, 07/15/2025	4,687,000	4,698,060
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2025 Corporate Bond ETF (BSCP)—(continued)
November 30, 2024
(Unaudited)
	Principal Amount	Value
Oil, Gas & Consumable Fuels-(continued)
Devon Energy Corp., 5.85%, 12/15/2025	$4,285,000	$4,316,617
Enbridge Energy Partners L.P., 5.88%, 10/15/2025	4,424,000	4,453,297
Enbridge, Inc. (Canada)
2.50%, 01/15/2025(b)	4,432,000	4,418,259
2.50%, 02/14/2025	4,464,000	4,440,423
Energy Transfer L.P., 4.05%, 03/15/2025	8,930,000	8,901,050
Enterprise Products Operating LLC, 3.75%, 02/15/2025(b)	10,250,000	10,218,610
EOG Resources, Inc., 3.15%, 04/01/2025	4,433,000	4,407,646
Equinor ASA (Norway), 2.88%, 04/06/2025	11,166,000	11,093,074
Exxon Mobil Corp.
2.71%, 03/06/2025	15,631,000	15,548,402
2.99%, 03/19/2025	24,503,000	24,386,725
Kinder Morgan, Inc., 4.30%, 06/01/2025	13,392,000	13,346,557
Marathon Petroleum Corp., 4.70%, 05/01/2025(b)	11,162,000	11,150,120
MPLX L.P.
4.00%, 02/15/2025	4,430,000	4,419,234
4.88%, 06/01/2025	10,594,000	10,595,108
Occidental Petroleum Corp.
5.88%, 09/01/2025	5,351,000	5,374,941
5.50%, 12/01/2025	4,114,000	4,128,559
ONEOK Partners L.P., 4.90%, 03/15/2025	4,432,000	4,431,264
Ovintiv, Inc., 5.65%, 05/15/2025	5,291,000	5,307,788
Phillips 66, 3.85%, 04/09/2025	5,808,000	5,784,902
Plains All American Pipeline L.P./PAA Finance Corp., 4.65%, 10/15/2025	8,933,000	8,920,199
Sabine Pass Liquefaction LLC, 5.63%, 03/01/2025	5,755,000	5,758,762
Shell International Finance B.V., 3.25%, 05/11/2025	24,505,000	24,343,096
Spectra Energy Partners L.P., 3.50%, 03/15/2025	4,407,000	4,388,434
Targa Resources Partners L.P./Targa Resources Partners Finance Corp.
6.50%, 07/15/2027	6,300,000	6,370,333
6.88%, 01/15/2029(b)	6,020,000	6,167,581
TotalEnergies Capital International S.A. (France), 2.43%, 01/10/2025	8,910,000	8,881,808
Western Midstream Operating L.P., 3.10%, 02/01/2025	5,931,000	5,910,720
Williams Cos., Inc. (The)
3.90%, 01/15/2025	6,616,000	6,607,007
4.00%, 09/15/2025	6,615,000	6,574,100
		299,779,165
Passenger Airlines-0.28%
Southwest Airlines Co., 5.25%, 05/04/2025	11,535,000	11,537,830
Personal Care Products-0.11%
Unilever Capital Corp. (United Kingdom), 3.10%, 07/30/2025(b)	4,464,000	4,423,751
	Principal Amount	Value
Pharmaceuticals-3.49%
AstraZeneca PLC (United Kingdom), 3.38%, 11/16/2025	$17,864,000	$17,672,195
Bristol-Myers Squibb Co., 0.75%, 11/13/2025	8,909,000	8,602,680
Eli Lilly and Co., 2.75%, 06/01/2025	4,951,000	4,903,608
GlaxoSmithKline Capital, Inc. (United Kingdom), 3.63%, 05/15/2025	8,930,000	8,890,714
Haleon UK Capital PLC, 3.13%, 03/24/2025	12,468,000	12,406,009
Johnson & Johnson
2.63%, 01/15/2025	6,697,800	6,680,944
0.55%, 09/01/2025(b)	8,852,000	8,595,924
Merck & Co., Inc., 2.75%, 02/10/2025	22,332,000	22,248,010
Novartis Capital Corp. (Switzerland)
1.75%, 02/14/2025	8,930,000	8,875,916
3.00%, 11/20/2025(b)	15,631,000	15,409,706
Pfizer, Inc., 0.80%, 05/28/2025	6,647,000	6,521,991
Royalty Pharma PLC, 1.20%, 09/02/2025	8,932,000	8,682,620
Zoetis, Inc.
4.50%, 11/13/2025	6,645,000	6,634,878
5.40%, 11/14/2025	5,318,000	5,351,234
		141,476,429
Professional Services-0.33%
Automatic Data Processing, Inc., 3.38%, 09/15/2025(b)	8,932,000	8,850,379
Verisk Analytics, Inc., 4.00%, 06/15/2025(b)	4,414,000	4,394,182
		13,244,561
Residential REITs-0.22%
AvalonBay Communities, Inc., 3.45%, 06/01/2025	4,637,000	4,606,576
Essex Portfolio L.P., 3.50%, 04/01/2025	4,413,000	4,389,648
		8,996,224
Retail REITs-0.71%
Brixmor Operating Partnership L.P., 3.85%, 02/01/2025	5,644,000	5,629,531
Kimco Realty OP LLC, 3.30%, 02/01/2025	4,465,000	4,450,449
Realty Income Corp.
3.88%, 04/15/2025	4,409,000	4,395,284
4.63%, 11/01/2025(b)	4,816,000	4,811,729
Simon Property Group L.P., 3.50%, 09/01/2025	9,747,000	9,663,535
		28,950,528
Semiconductors & Semiconductor Equipment-1.91%
Applied Materials, Inc., 3.90%, 10/01/2025(b)	6,202,000	6,170,702
Broadcom Corp./Broadcom Cayman Finance Ltd., 3.13%, 01/15/2025	4,384,000	4,373,906
Intel Corp.
3.40%, 03/25/2025(b)	13,367,000	13,302,343
3.70%, 07/29/2025	20,052,000	19,907,538
Lam Research Corp., 3.80%, 03/15/2025(b)	4,427,000	4,412,700
Microchip Technology, Inc., 4.25%, 09/01/2025	10,628,000	10,581,845
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2025 Corporate Bond ETF (BSCP)—(continued)
November 30, 2024
(Unaudited)
	Principal Amount	Value
Semiconductors & Semiconductor Equipment-(continued)
QUALCOMM, Inc., 3.45%, 05/20/2025	$12,091,000	$12,020,578
Texas Instruments, Inc., 1.38%, 03/12/2025	6,697,000	6,637,597
		77,407,209
Software-3.43%
Adobe, Inc.
1.90%, 02/01/2025	4,415,000	4,392,842
3.25%, 02/01/2025	8,914,000	8,887,666
Intuit, Inc., 0.95%, 07/15/2025(b)	4,429,000	4,327,822
Microsoft Corp.
2.70%, 02/12/2025	20,047,000	19,962,242
3.13%, 11/03/2025	26,793,000	26,477,164
Oracle Corp.
2.50%, 04/01/2025	31,263,000	31,012,786
2.95%, 05/15/2025	22,330,000	22,140,978
5.80%, 11/10/2025	8,908,000	8,995,503
Roper Technologies, Inc., 1.00%, 09/15/2025(b)	6,173,000	6,001,238
VMware LLC, 4.50%, 05/15/2025	6,700,000	6,685,647
		138,883,888
Specialized REITs-0.87%
American Tower Corp.
2.40%, 03/15/2025(b)	6,638,000	6,588,483
4.00%, 06/01/2025	6,616,000	6,583,025
1.30%, 09/15/2025	4,424,000	4,300,333
Crown Castle, Inc., 1.35%, 07/15/2025	4,461,000	4,366,442
Equinix, Inc., 1.00%, 09/15/2025	6,196,000	6,017,783
GLP Capital L.P./GLP Financing II, Inc., 5.25%, 06/01/2025	7,526,000	7,524,608
		35,380,674
Specialty Retail-1.40%
AutoZone, Inc., 3.63%, 04/15/2025	4,415,000	4,393,291
Home Depot, Inc. (The)
2.70%, 04/15/2025	4,428,000	4,396,725
3.35%, 09/15/2025(b)	8,915,000	8,832,509
4.00%, 09/15/2025	6,639,000	6,614,409
Leidos, Inc., 3.63%, 05/15/2025	4,400,000	4,376,961
Lowe’s Cos., Inc.
4.00%, 04/15/2025	6,615,000	6,597,079
4.40%, 09/08/2025	8,861,000	8,842,884
3.38%, 09/15/2025(b)	6,645,000	6,576,972
Ross Stores, Inc., 4.60%, 04/15/2025	6,177,000	6,171,059
		56,801,889
Technology Hardware, Storage & Peripherals-2.56%
Apple, Inc.
2.75%, 01/13/2025	13,392,000	13,362,758
2.50%, 02/09/2025	13,372,000	13,317,684
1.13%, 05/11/2025(b)	20,094,000	19,790,419
3.20%, 05/13/2025	17,826,000	17,721,667
0.55%, 08/20/2025	11,166,000	10,857,037
Hewlett Packard Enterprise Co., 4.90%, 10/15/2025	22,271,000	22,298,312
NetApp, Inc., 1.88%, 06/22/2025(b)	6,639,000	6,528,510
		103,876,387
Textiles, Apparel & Luxury Goods-0.38%
NIKE, Inc., 2.40%, 03/27/2025	8,916,000	8,853,156
VF Corp., 2.40%, 04/23/2025(b)	6,588,927	6,514,683
		15,367,839
	Principal Amount	Value
Tobacco-1.10%
Altria Group, Inc., 2.35%, 05/06/2025	$6,700,000	$6,627,929
Philip Morris International, Inc.
1.50%, 05/01/2025	6,609,000	6,522,526
3.38%, 08/11/2025(b)	6,702,000	6,644,391
5.00%, 11/17/2025	6,700,000	6,730,680
Reynolds American, Inc. (United Kingdom), 4.45%, 06/12/2025(b)	18,106,000	18,073,563
		44,599,089
Trading Companies & Distributors-0.61%
Air Lease Corp.
2.30%, 02/01/2025	6,644,000	6,609,696
3.25%, 03/01/2025	6,244,000	6,216,265
3.38%, 07/01/2025(b)	7,595,000	7,530,362
W.W. Grainger Inc., 1.85%, 02/15/2025	4,470,000	4,442,478
		24,798,801
Water Utilities-0.11%
American Water Capital Corp., 3.40%, 03/01/2025	4,653,000	4,635,728
Wireless Telecommunication Services-0.53%
Rogers Communications, Inc. (Canada)
2.95%, 03/15/2025	8,901,000	8,847,859
3.63%, 12/15/2025	6,256,000	6,180,031
Vodafone Group PLC (United Kingdom), 4.13%, 05/30/2025(b)	6,502,000	6,482,826
		21,510,716
Total U.S. Dollar Denominated Bonds & Notes (Cost $3,990,545,459)		3,981,715,814
	Shares
Money Market Funds-1.20%
Invesco Government & Agency Portfolio, Institutional Class, 4.57%(c)(d) (Cost $48,640,512)	48,640,512	48,640,512
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.51% (Cost $4,039,185,971)		4,030,356,326
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-4.74%
Invesco Private Government Fund, 4.63%(c)(d)(e)	53,748,175	53,748,175
Invesco Private Prime Fund, 4.71%(c)(d)(e)	138,056,425	138,097,842
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $191,856,793)		191,846,017
TOTAL INVESTMENTS IN SECURITIES-104.25% (Cost $4,231,042,764)		4,222,202,343
OTHER ASSETS LESS LIABILITIES-(4.25)%		(172,020,854)
NET ASSETS-100.00%		$4,050,181,489

See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2025 Corporate Bond ETF (BSCP)—(continued)
November 30, 2024
(Unaudited)
Investment Abbreviations:
REIT	-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	All or a portion of this security was out on loan at November 30, 2024.
(c)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended November 30, 2024.

	Value August 31, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value November 30, 2024	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$18,237,269	$96,622,596	$(66,219,353)	$-	$-	$48,640,512	$240,649
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	59,205,679	94,407,404	(99,864,908)	-	-	53,748,175	886,977 *
Invesco Private Prime Fund	169,188,488	190,157,219	(221,225,893)	(22,465)	493	138,097,842	2,359,611 *
Total	$246,631,436	$381,187,219	$(387,310,154)	$(22,465)	$493	$240,486,529	$3,487,237

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(d)	The rate shown is the 7-day SEC standardized yield as of November 30, 2024.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco BulletShares 2026 Corporate Bond ETF (BSCQ)
November 30, 2024
(Unaudited)

	Principal Amount	Value
U.S. Dollar Denominated Bonds & Notes-98.52%
Aerospace & Defense-2.23%
Boeing Co. (The)
2.75%, 02/01/2026	$11,546,000	$11,234,572
2.20%, 02/04/2026	44,832,000	43,337,146
General Dynamics Corp.
1.15%, 06/01/2026(b)	4,120,000	3,933,875
2.13%, 08/15/2026(b)	4,112,000	3,963,136
Lockheed Martin Corp., 3.55%, 01/15/2026(b)	8,248,000	8,165,472
RTX Corp.
5.00%, 02/27/2026(b)	4,118,000	4,137,437
2.65%, 11/01/2026(b)	5,904,000	5,709,353
5.75%, 11/08/2026(b)	10,304,000	10,511,436
		90,992,427
Air Freight & Logistics-0.24%
FedEx Corp., 3.25%, 04/01/2026(b)	6,171,000	6,066,556
United Parcel Service, Inc., 2.40%, 11/15/2026(b)	4,069,000	3,920,836
		9,987,392
Automobiles-4.28%
American Honda Finance Corp.
4.95%, 01/09/2026	7,011,000	7,038,470
4.75%, 01/12/2026(b)	4,125,000	4,132,182
5.25%, 07/07/2026	7,834,000	7,917,056
1.30%, 09/09/2026	6,181,000	5,841,892
2.30%, 09/09/2026(b)	4,114,000	3,961,342
4.40%, 10/05/2026(b)	5,770,000	5,764,983
Ford Motor Co., 4.35%, 12/08/2026(b)	12,372,000	12,205,722
Ford Motor Credit Co. LLC
4.39%, 01/08/2026	9,772,000	9,686,888
6.95%, 03/06/2026	10,683,000	10,884,675
6.95%, 06/10/2026	7,400,000	7,578,088
2.70%, 08/10/2026	12,334,000	11,820,924
5.13%, 11/05/2026(b)	9,770,000	9,753,403
PACCAR Financial Corp.
4.45%, 03/30/2026(b)	4,125,000	4,128,349
5.20%, 11/09/2026	4,114,000	4,177,394
Toyota Motor Corp. (Japan)
1.34%, 03/25/2026	8,237,000	7,907,735
5.28%, 07/13/2026	4,126,000	4,183,821
Toyota Motor Credit Corp.
4.80%, 01/05/2026(b)	7,418,000	7,445,988
0.80%, 01/09/2026	5,773,000	5,544,834
5.20%, 05/15/2026(b)	6,187,000	6,252,157
4.45%, 05/18/2026	11,548,000	11,550,269
1.13%, 06/18/2026(b)	8,234,000	7,838,585
4.55%, 08/07/2026	6,180,000	6,191,080
5.00%, 08/14/2026	5,357,000	5,406,671
5.40%, 11/20/2026	7,384,000	7,515,177
		174,727,685
Banks-21.33%
Bank of America Corp.
4.45%, 03/03/2026	16,496,000	16,430,663
3.50%, 04/19/2026	20,613,000	20,316,097
4.25%, 10/22/2026	16,495,000	16,355,235
Bank of America N.A., 5.53%, 08/18/2026	16,444,000	16,716,202
	Principal Amount	Value
Banks-(continued)
Bank of Montreal (Canada)
5.30%, 06/05/2026(b)	$11,135,000	$11,256,307
5.27%, 12/11/2026(b)	9,483,000	9,613,246
Bank of Nova Scotia (The) (Canada)
4.75%, 02/02/2026(b)	10,312,000	10,330,896
1.05%, 03/02/2026(b)	7,821,000	7,491,521
1.35%, 06/24/2026(b)	6,185,000	5,891,818
1.30%, 09/15/2026(b)	7,426,000	7,018,446
5.35%, 12/07/2026(b)	9,486,000	9,628,259
Barclays PLC (United Kingdom), 5.20%, 05/12/2026(b)	16,849,000	16,870,743
BPCE S.A. (France), 3.38%, 12/02/2026(b)	4,930,000	4,816,125
Canadian Imperial Bank of Commerce (Canada), 5.93%, 10/02/2026	7,012,000	7,169,466
Citibank N.A.
5.44%, 04/30/2026	16,438,000	16,612,571
4.93%, 08/06/2026	12,333,000	12,403,859
5.49%, 12/04/2026	16,442,000	16,728,555
Citigroup, Inc.
3.70%, 01/12/2026	16,496,000	16,319,122
4.60%, 03/09/2026	12,371,000	12,336,794
3.40%, 05/01/2026(b)	16,489,000	16,202,599
3.20%, 10/21/2026	24,740,000	24,071,473
4.30%, 11/20/2026(b)	8,231,000	8,163,927
Cooperatieve Rabobank U.A. (Netherlands)
4.85%, 01/09/2026	8,150,000	8,184,618
3.75%, 07/21/2026	12,321,000	12,066,102
4.33%, 08/28/2026	4,071,000	4,065,679
5.50%, 10/05/2026(b)	5,751,000	5,855,787
Discover Bank, 3.45%, 07/27/2026	8,207,000	8,019,927
Fifth Third Bank N.A., 3.85%, 03/15/2026(b)	6,135,000	6,053,783
HSBC Holdings PLC (United Kingdom), 4.30%, 03/08/2026	14,380,000	14,307,179
JPMorgan Chase & Co.
3.30%, 04/01/2026	20,611,000	20,290,173
3.20%, 06/15/2026	14,434,000	14,159,299
2.95%, 10/01/2026(b)	24,739,000	24,078,289
7.63%, 10/15/2026	4,116,000	4,341,165
4.13%, 12/15/2026	16,489,000	16,343,040
JPMorgan Chase Bank N.A., 5.11%, 12/08/2026	22,604,000	22,880,169
KeyBank N.A.
4.70%, 01/26/2026(b)	4,102,000	4,095,084
3.40%, 05/20/2026(b)	4,920,000	4,808,634
Lloyds Banking Group PLC (United Kingdom), 4.65%, 03/24/2026	12,301,000	12,234,750
Manufacturers & Traders Trust Co., 4.65%, 01/27/2026	10,690,000	10,677,007
Mitsubishi UFJ Financial Group, Inc. (Japan)
3.85%, 03/01/2026(b)	19,535,000	19,321,540
2.76%, 09/13/2026	8,225,000	7,961,885
Mizuho Financial Group, Inc. (Japan), 2.84%, 09/13/2026(b)	8,224,000	7,982,453
Morgan Stanley Bank N.A.
4.75%, 04/21/2026	12,317,000	12,352,930
5.88%, 10/30/2026(b)	13,568,000	13,891,385
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2026 Corporate Bond ETF (BSCQ)—(continued)
November 30, 2024
(Unaudited)
	Principal Amount	Value
Banks-(continued)
NatWest Group PLC (United Kingdom), 4.80%, 04/05/2026(b)	$12,336,000	$12,342,325
PNC Financial Services Group, Inc. (The), 1.15%, 08/13/2026	5,776,000	5,461,484
Royal Bank of Canada (Canada)
4.88%, 01/12/2026(b)	8,246,000	8,282,879
1.15%, 07/14/2026(b)	6,181,000	5,866,208
5.20%, 07/20/2026(b)	8,244,000	8,338,169
Sumitomo Mitsui Financial Group, Inc. (Japan)
0.95%, 01/12/2026(b)	8,215,000	7,886,814
5.46%, 01/13/2026(b)	14,800,000	14,917,346
3.78%, 03/09/2026	12,369,000	12,240,044
5.88%, 07/13/2026	6,988,000	7,116,883
2.63%, 07/14/2026(b)	18,551,000	17,970,387
1.40%, 09/17/2026	16,444,000	15,535,546
3.01%, 10/19/2026(b)	12,328,000	11,965,813
Toronto-Dominion Bank (The) (Canada)
5.10%, 01/09/2026	6,188,000	6,214,414
5.53%, 07/17/2026(b)	14,838,000	15,030,770
5.26%, 12/11/2026(b)	4,120,000	4,174,603
Truist Bank
3.30%, 05/15/2026	6,154,000	6,026,327
3.80%, 10/30/2026	6,986,000	6,859,282
U.S. Bancorp
Series V, 2.38%, 07/22/2026(b)	11,118,000	10,750,917
Series W, 3.10%, 04/27/2026(b)	8,233,000	8,070,057
UBS AG (Switzerland)
1.25%, 06/01/2026	7,981,000	7,599,154
1.25%, 08/07/2026	13,416,000	12,693,978
Wells Fargo & Co.
3.00%, 04/22/2026(b)	28,856,000	28,195,326
4.10%, 06/03/2026	20,092,000	19,900,620
3.00%, 10/23/2026	28,858,000	28,003,621
Wells Fargo Bank N.A.
4.81%, 01/15/2026(b)	14,795,000	14,843,944
5.45%, 08/07/2026	18,084,000	18,338,637
5.25%, 12/11/2026(b)	18,496,000	18,744,596
		870,084,946
Beverages-1.37%
Constellation Brands, Inc.
5.00%, 02/02/2026	4,127,000	4,127,031
3.70%, 12/06/2026(b)	4,894,000	4,811,172
Diageo Capital PLC (United Kingdom), 5.38%, 10/05/2026(b)	6,577,000	6,678,152
Molson Coors Beverage Co., 3.00%, 07/15/2026	16,483,000	16,050,399
PepsiCo, Inc.
4.55%, 02/13/2026(b)	4,125,000	4,133,458
2.85%, 02/24/2026(b)	6,173,000	6,063,133
2.38%, 10/06/2026	8,246,000	7,963,496
5.13%, 11/10/2026	5,770,000	5,853,040
		55,679,881
Biotechnology-2.57%
AbbVie, Inc.
3.20%, 05/14/2026	16,490,053	16,196,944
2.95%, 11/21/2026	32,912,000	31,978,980
Amgen, Inc.
5.51%, 03/02/2026(b)	12,242,000	12,242,195
2.60%, 08/19/2026	10,296,000	9,956,090
	Principal Amount	Value
Biotechnology-(continued)
Gilead Sciences, Inc., 3.65%, 03/01/2026	$22,678,000	$22,409,054
Shire Acquisitions Investments Ireland DAC, 3.20%, 09/23/2026(b)	12,373,000	12,093,284
		104,876,547
Broadline Retail-0.67%
Amazon.com, Inc., 1.00%, 05/12/2026(b)	22,673,000	21,634,647
eBay, Inc., 1.40%, 05/10/2026(b)	6,173,000	5,893,463
		27,528,110
Building Products-0.10%
Johnson Controls International PLC, 3.90%, 02/14/2026	4,023,000	3,980,950
Capital Markets-6.76%
Ameriprise Financial, Inc., 2.88%, 09/15/2026	4,113,000	4,003,480
Ares Capital Corp.
3.88%, 01/15/2026(b)	9,485,000	9,359,707
2.15%, 07/15/2026	8,233,000	7,843,595
Bank of New York Mellon Corp. (The)
0.75%, 01/28/2026(b)	5,760,000	5,522,383
2.80%, 05/04/2026(b)	6,179,000	6,041,189
2.45%, 08/17/2026	6,164,000	5,971,027
1.05%, 10/15/2026	4,093,000	3,842,777
Blackstone Secured Lending Fund
3.63%, 01/15/2026	6,567,000	6,447,881
2.75%, 09/16/2026	5,716,000	5,471,664
Blue Owl Capital Corp.
4.25%, 01/15/2026	4,120,000	4,076,543
3.40%, 07/15/2026	8,243,000	7,977,315
Brookfield Finance, Inc. (Canada), 4.25%, 06/02/2026(b)	4,070,000	4,046,009
Charles Schwab Corp. (The)
0.90%, 03/11/2026	10,308,000	9,836,518
1.15%, 05/13/2026	8,237,000	7,848,442
5.88%, 08/24/2026	8,250,000	8,421,030
Deutsche Bank AG (Germany), 1.69%, 03/19/2026	6,544,000	6,302,571
FS KKR Capital Corp., 3.40%, 01/15/2026	8,238,000	8,062,531
Goldman Sachs BDC, Inc., 2.88%, 01/15/2026	4,123,000	4,023,772
Goldman Sachs Group, Inc. (The)
3.75%, 02/25/2026	14,433,000	14,278,997
3.50%, 11/16/2026	22,677,000	22,175,893
Morgan Stanley
3.88%, 01/27/2026	24,736,000	24,524,556
3.13%, 07/27/2026(b)	24,739,000	24,153,886
6.25%, 08/09/2026(b)	5,946,000	6,102,570
4.35%, 09/08/2026	18,556,000	18,427,620
Nasdaq, Inc., 3.85%, 06/30/2026(b)	4,125,000	4,075,716
Nomura Holdings, Inc. (Japan)
5.71%, 01/09/2026	4,920,000	4,955,893
1.65%, 07/14/2026	10,278,000	9,757,648
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2026 Corporate Bond ETF (BSCQ)—(continued)
November 30, 2024
(Unaudited)
	Principal Amount	Value
Capital Markets-(continued)
State Street Corp.
2.65%, 05/19/2026(b)	$6,164,000	$6,010,720
5.27%, 08/03/2026(b)	9,900,000	10,020,437
UBS Group AG (Switzerland), 4.55%, 04/17/2026	16,159,000	16,136,208
		275,718,578
Chemicals-0.90%
Ecolab, Inc., 2.70%, 11/01/2026(b)	6,172,000	5,978,719
EIDP, Inc., 4.50%, 05/15/2026	4,946,000	4,947,645
FMC Corp.
5.15%, 05/18/2026	4,114,000	4,126,792
3.20%, 10/01/2026	4,109,000	3,984,000
Linde, Inc., 3.20%, 01/30/2026	5,980,000	5,897,855
PPG Industries, Inc., 1.20%, 03/15/2026	5,774,000	5,520,222
Westlake Corp., 3.60%, 08/15/2026(b)	6,172,000	6,056,239
		36,511,472
Commercial Services & Supplies-0.43%
CDW LLC/CDW Finance Corp., 2.67%, 12/01/2026	8,233,000	7,869,787
Republic Services, Inc., 2.90%, 07/01/2026(b)	4,110,000	4,008,077
Veralto Corp., 5.50%, 09/18/2026(b)	5,776,000	5,851,654
		17,729,518
Communications Equipment-0.65%
Cisco Systems, Inc.
4.90%, 02/26/2026(b)	8,248,000	8,300,751
2.95%, 02/28/2026(b)	6,186,000	6,079,671
2.50%, 09/20/2026	12,366,300	11,995,177
		26,375,599
Consumer Finance-2.12%
American Express Co.
4.90%, 02/13/2026(b)	9,896,000	9,929,045
1.65%, 11/04/2026(b)	9,062,000	8,573,957
Capital One Financial Corp., 3.75%, 07/28/2026	12,354,000	12,113,305
General Motors Financial Co., Inc.
1.25%, 01/08/2026	12,372,000	11,900,032
5.25%, 03/01/2026	10,303,650	10,348,937
5.40%, 04/06/2026	13,609,000	13,707,615
1.50%, 06/10/2026(b)	10,308,000	9,811,530
4.00%, 10/06/2026	6,177,000	6,096,964
Synchrony Financial, 3.70%, 08/04/2026	4,127,000	4,035,807
		86,517,192
Consumer Staples Distribution & Retail-1.23%
Kroger Co. (The)
3.50%, 02/01/2026(b)	4,102,000	4,046,787
4.70%, 08/15/2026	8,246,000	8,273,748
2.65%, 10/15/2026	6,184,000	5,962,865
Sysco Corp., 3.30%, 07/15/2026	8,221,000	8,045,626
Target Corp., 2.50%, 04/15/2026(b)	8,238,000	8,058,173
Walmart, Inc.
4.00%, 04/15/2026	6,187,000	6,165,083
1.05%, 09/17/2026(b)	10,309,000	9,738,718
		50,291,000
	Principal Amount	Value
Containers & Packaging-0.40%
Berry Global, Inc., 1.57%, 01/15/2026	$12,572,000	$12,121,629
Sonoco Products Co., 4.45%, 09/01/2026(b)	4,090,000	4,067,044
		16,188,673
Diversified Telecommunication Services-1.25%
AT&T, Inc., 1.70%, 03/25/2026	24,739,000	23,813,448
Verizon Communications, Inc.
1.45%, 03/20/2026	13,479,000	12,984,319
2.63%, 08/15/2026	14,478,000	14,082,511
		50,880,278
Electric Utilities-3.37%
Cleco Corporate Holdings LLC, 3.74%, 05/01/2026	901,000	883,265
Commonwealth Edison Co., 2.55%, 06/15/2026(b)	4,069,000	3,948,356
Duke Energy Carolinas LLC, 2.95%, 12/01/2026	4,940,000	4,796,148
Duke Energy Corp., 2.65%, 09/01/2026	12,372,000	11,965,519
Emera US Finance L.P. (Canada), 3.55%, 06/15/2026	6,177,000	6,055,189
Entergy Arkansas LLC, 3.50%, 04/01/2026(b)	4,943,000	4,878,830
Entergy Corp., 2.95%, 09/01/2026(b)	6,179,000	5,998,815
Exelon Corp., 3.40%, 04/15/2026	6,172,000	6,071,323
Florida Power & Light Co., 4.45%, 05/15/2026(b)	4,077,000	4,085,488
Fortis, Inc. (Canada), 3.06%, 10/04/2026	9,044,000	8,764,899
National Rural Utilities Cooperative Finance Corp.
4.45%, 03/13/2026	4,950,000	4,940,343
1.00%, 06/15/2026	4,888,000	4,640,334
NextEra Energy Capital Holdings, Inc., 4.95%, 01/29/2026(b)	8,241,000	8,273,185
Pacific Gas and Electric Co., 3.15%, 01/01/2026	16,087,575	15,793,622
PPL Capital Funding, Inc., 3.10%, 05/15/2026(b)	5,340,000	5,215,621
San Diego Gas & Electric Co., 2.50%, 05/15/2026(b)	4,112,000	4,000,069
Southern California Edison Co.
5.35%, 03/01/2026	4,943,000	4,985,844
4.40%, 09/06/2026	4,120,000	4,108,408
Southern Co. (The), 3.25%, 07/01/2026	14,431,000	14,136,761
Southwestern Electric Power Co., Series N, 1.65%, 03/15/2026	4,125,000	3,958,575
Virginia Electric & Power Co., Series A, 3.15%, 01/15/2026(b)	6,179,000	6,084,725
Xcel Energy, Inc., 3.35%, 12/01/2026	4,106,000	4,004,717
		137,590,036
Electrical Equipment-0.37%
Emerson Electric Co., 0.88%, 10/15/2026(b)	6,164,000	5,787,954
Regal Rexnord Corp., 6.05%, 02/15/2026	9,060,000	9,152,020
		14,939,974
Electronic Equipment, Instruments & Components-0.54%
Avnet, Inc., 4.63%, 04/15/2026(b)	4,533,000	4,512,651
Jabil, Inc., 1.70%, 04/15/2026	4,124,000	3,954,301
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2026 Corporate Bond ETF (BSCQ)—(continued)
November 30, 2024
(Unaudited)
	Principal Amount	Value
Electronic Equipment, Instruments & Components-(continued)
TD SYNNEX Corp., 1.75%, 08/09/2026	$5,754,000	$5,462,014
Tyco Electronics Group S.A. (Switzerland), 4.50%, 02/13/2026(b)	4,115,000	4,115,435
Vontier Corp., 1.80%, 04/01/2026	4,123,000	3,957,182
		22,001,583
Energy Equipment & Services-0.12%
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor, Inc., 2.06%, 12/15/2026(b)	4,942,000	4,710,439
Entertainment-1.29%
Netflix, Inc., 4.38%, 11/15/2026	8,246,000	8,239,352
Take-Two Interactive Software, Inc., 5.00%, 03/28/2026(b)	4,536,000	4,553,790
TWDC Enterprises 18 Corp.
3.00%, 02/13/2026(b)	8,247,000	8,101,942
1.85%, 07/30/2026(b)	8,241,000	7,896,444
Walt Disney Co. (The), 1.75%, 01/13/2026(b)	12,370,000	12,008,435
Warnermedia Holdings, Inc., 6.41%, 03/15/2026	12,022,000	12,022,261
		52,822,224
Financial Services-3.25%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland)
1.75%, 01/30/2026(b)	8,231,000	7,949,214
2.45%, 10/29/2026(b)	30,980,000	29,624,578
Berkshire Hathaway, Inc., 3.13%, 03/15/2026(b)	20,610,000	20,282,713
Blackstone Private Credit Fund, 2.63%, 12/15/2026	10,234,000	9,695,866
Fidelity National Information Services, Inc., 1.15%, 03/01/2026(b)	10,312,000	9,865,713
Fiserv, Inc., 3.20%, 07/01/2026(b)	16,489,000	16,118,776
Global Payments, Inc.
1.20%, 03/01/2026	9,073,000	8,672,645
4.80%, 04/01/2026	6,188,569	6,189,747
Mastercard, Inc., 2.95%, 11/21/2026	6,173,000	6,005,673
PayPal Holdings, Inc., 2.65%, 10/01/2026	10,304,000	9,973,759
Voya Financial, Inc., 3.65%, 06/15/2026	3,678,000	3,616,100
Western Union Co. (The), 1.35%, 03/15/2026	4,939,000	4,715,669
		132,710,453
Food Products-1.25%
Archer-Daniels-Midland Co., 2.50%, 08/11/2026	8,237,000	7,960,623
Bunge Ltd. Finance Corp., 3.25%, 08/15/2026	5,765,000	5,630,290
Conagra Brands, Inc., 5.30%, 10/01/2026	4,113,000	4,157,750
Hershey Co. (The), 2.30%, 08/15/2026(b)	4,111,000	3,968,710
Ingredion, Inc., 3.20%, 10/01/2026	4,111,000	3,999,938
Kellanova, 3.25%, 04/01/2026	6,171,000	6,067,347
Kraft Heinz Foods Co. (The), 3.00%, 06/01/2026(b)	15,459,000	15,085,875
McCormick & Co., Inc., 0.90%, 02/15/2026(b)	4,115,000	3,935,844
		50,806,377
	Principal Amount	Value
Gas Utilities-0.20%
National Fuel Gas Co., 5.50%, 01/15/2026	$4,113,000	$4,131,305
Southern California Gas Co., Series TT, 2.60%, 06/15/2026	4,070,000	3,958,974
		8,090,279
Ground Transportation-0.77%
Canadian National Railway Co. (Canada), 2.75%, 03/01/2026	4,110,000	4,020,292
Canadian Pacific Railway Co. (Canada), 1.75%, 12/02/2026	8,246,000	7,795,151
CSX Corp., 2.60%, 11/01/2026	5,763,000	5,570,228
Norfolk Southern Corp., 2.90%, 06/15/2026(b)	4,938,000	4,817,409
Union Pacific Corp.
4.75%, 02/21/2026	4,127,000	4,139,027
2.75%, 03/01/2026	5,354,000	5,240,317
		31,582,424
Health Care Equipment & Supplies-0.69%
Abbott Laboratories, 3.75%, 11/30/2026	14,020,000	13,869,841
Baxter International, Inc., 2.60%, 08/15/2026(b)	6,164,000	5,950,254
Stryker Corp., 3.50%, 03/15/2026	8,234,000	8,123,540
		27,943,635
Health Care Providers & Services-3.21%
Cigna Group (The)
4.50%, 02/25/2026	8,650,000	8,636,798
1.25%, 03/15/2026	4,521,000	4,328,298
5.69%, 03/15/2026(b)	5,581,000	5,581,129
CVS Health Corp.
5.00%, 02/20/2026	12,370,000	12,387,644
2.88%, 06/01/2026(b)	14,432,000	14,027,199
Elevance Health, Inc.
4.90%, 02/08/2026	4,120,000	4,120,040
1.50%, 03/15/2026	6,187,000	5,947,553
HCA, Inc.
5.88%, 02/15/2026	12,366,500	12,464,701
5.25%, 06/15/2026	12,369,000	12,404,779
5.38%, 09/01/2026	8,241,000	8,285,010
Laboratory Corp. of America Holdings, 1.55%, 06/01/2026	4,120,000	3,936,788
McKesson Corp., 1.30%, 08/15/2026	4,125,000	3,912,912
Quest Diagnostics, Inc., 3.45%, 06/01/2026(b)	4,114,000	4,037,499
UnitedHealth Group, Inc.
1.25%, 01/15/2026	4,122,000	3,979,515
3.10%, 03/15/2026(b)	8,241,000	8,117,231
1.15%, 05/15/2026	8,246,000	7,863,860
4.75%, 07/15/2026	5,360,000	5,394,035
Universal Health Services, Inc., 1.65%, 09/01/2026	5,758,000	5,445,232
		130,870,223
Health Care REITs-0.59%
Healthpeak OP LLC, 3.25%, 07/15/2026	5,350,000	5,232,743
Omega Healthcare Investors, Inc., 5.25%, 01/15/2026	4,884,000	4,892,293
Sabra Health Care L.P., 5.13%, 08/15/2026	4,103,000	4,107,881
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2026 Corporate Bond ETF (BSCQ)—(continued)
November 30, 2024
(Unaudited)
	Principal Amount	Value
Health Care REITs-(continued)
Ventas Realty L.P., 4.13%, 01/15/2026	$4,119,000	$4,089,056
Welltower OP LLC, 4.25%, 04/01/2026	5,768,000	5,731,684
		24,053,657
Hotels, Restaurants & Leisure-1.15%
Booking Holdings, Inc., 3.60%, 06/01/2026	8,249,000	8,142,576
Expedia Group, Inc., 5.00%, 02/15/2026	6,187,029	6,197,585
Marriott International, Inc., Series R, 3.13%, 06/15/2026	6,171,000	6,028,897
McDonald’s Corp., 3.70%, 01/30/2026(b)	14,426,000	14,302,906
Starbucks Corp.
4.75%, 02/15/2026(b)	8,241,000	8,265,620
2.45%, 06/15/2026(b)	4,108,000	3,982,833
		46,920,417
Household Durables-0.11%
DR Horton, Inc., 1.30%, 10/15/2026	4,948,000	4,650,264
Household Products-0.72%
Colgate-Palmolive Co., 4.80%, 03/02/2026	4,121,000	4,144,658
Procter & Gamble Co. (The)
4.10%, 01/26/2026(b)	5,361,000	5,351,476
2.70%, 02/02/2026(b)	4,946,000	4,853,821
1.00%, 04/23/2026	8,241,000	7,897,842
2.45%, 11/03/2026(b)	7,191,000	6,949,753
		29,197,550
Independent Power and Renewable Electricity Producers-0.15%
AES Corp. (The), 1.38%, 01/15/2026(b)	6,574,000	6,311,183
Industrial Conglomerates-0.42%
3M Co., 2.25%, 09/19/2026(b)	5,348,000	5,131,412
Honeywell International, Inc., 2.50%, 11/01/2026(b)	12,372,000	11,955,463
		17,086,875
Insurance-1.34%
Allstate Corp. (The), 3.28%, 12/15/2026	4,501,000	4,392,020
Arch Capital Finance LLC, 4.01%, 12/15/2026	4,068,000	4,011,943
Chubb INA Holdings LLC, 3.35%, 05/03/2026	12,354,000	12,166,981
CNA Financial Corp., 4.50%, 03/01/2026	4,120,000	4,110,375
Loews Corp., 3.75%, 04/01/2026	4,114,000	4,066,696
Manulife Financial Corp. (Canada), 4.15%, 03/04/2026	8,247,000	8,206,663
Marsh & McLennan Cos., Inc., 3.75%, 03/14/2026	4,862,000	4,819,724
Old Republic International Corp., 3.88%, 08/26/2026	4,537,000	4,465,795
Prudential Financial, Inc., 1.50%, 03/10/2026(b)	4,117,000	3,966,258
Trinity Acquisition PLC, 4.40%, 03/15/2026	4,447,000	4,419,254
		54,625,709
Interactive Media & Services-0.39%
Alphabet, Inc., 2.00%, 08/15/2026	16,496,000	15,873,896
	Principal Amount	Value
IT Services-0.82%
CGI, Inc. (Canada), 1.45%, 09/14/2026	$4,897,000	$4,622,215
DXC Technology Co., 1.80%, 09/15/2026(b)	5,759,000	5,445,323
International Business Machines Corp.
4.50%, 02/06/2026	6,988,000	6,983,829
3.45%, 02/19/2026(b)	11,177,000	11,029,503
Kyndryl Holdings, Inc., 2.05%, 10/15/2026	5,435,000	5,163,237
		33,244,107
Leisure Products-0.13%
Hasbro, Inc., 3.55%, 11/19/2026	5,545,000	5,426,564
Life Sciences Tools & Services-0.43%
Illumina, Inc., 4.65%, 09/09/2026	4,120,000	4,106,674
Thermo Fisher Scientific, Inc.
4.95%, 08/10/2026	4,950,000	4,991,548
5.00%, 12/05/2026	8,250,000	8,332,497
		17,430,719
Machinery-2.83%
Caterpillar Financial Services Corp.
4.80%, 01/06/2026	7,426,000	7,456,297
5.05%, 02/27/2026(b)	6,599,000	6,650,665
0.90%, 03/02/2026	6,178,000	5,922,107
4.35%, 05/15/2026	11,958,000	11,954,168
1.15%, 09/14/2026	4,120,000	3,897,037
4.45%, 10/16/2026	6,182,000	6,188,090
CNH Industrial Capital LLC
1.88%, 01/15/2026	4,127,000	3,994,929
1.45%, 07/15/2026	4,937,000	4,687,950
Fortive Corp., 3.15%, 06/15/2026	7,426,000	7,251,366
Illinois Tool Works, Inc., 2.65%, 11/15/2026(b)	8,241,000	7,993,737
John Deere Capital Corp.
4.80%, 01/09/2026(b)	9,891,000	9,924,761
0.70%, 01/15/2026	7,420,000	7,116,478
5.05%, 03/03/2026(b)	4,523,000	4,561,508
4.75%, 06/08/2026	4,952,000	4,982,838
2.65%, 06/10/2026	4,127,000	4,022,370
1.05%, 06/17/2026	4,538,000	4,312,766
5.15%, 09/08/2026	4,540,000	4,603,263
Wabtec Corp., 3.45%, 11/15/2026	6,176,000	6,022,981
Xylem, Inc., 3.25%, 11/01/2026	4,099,000	3,994,819
		115,538,130
Media-1.07%
Charter Communications Operating LLC/ Charter Communications Operating Capital Corp., 6.15%, 11/10/2026	9,049,000	9,243,872
Comcast Corp., 3.15%, 03/01/2026(b)	18,140,000	17,859,786
Discovery Communications LLC, 4.90%, 03/11/2026	5,358,000	5,341,497
Omnicom Group, Inc./Omnicom Capital, Inc., 3.60%, 04/15/2026	11,549,000	11,393,446
		43,838,601
Metals & Mining-0.19%
Newmont Corp./Newcrest Finance Pty Ltd., 5.30%, 03/15/2026	7,640,000	7,692,471
Multi-Utilities-0.99%
Ameren Corp., 5.70%, 12/01/2026	4,922,000	5,014,228
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2026 Corporate Bond ETF (BSCQ)—(continued)
November 30, 2024
(Unaudited)
	Principal Amount	Value
Multi-Utilities-(continued)
CenterPoint Energy, Inc., 1.45%, 06/01/2026	$4,114,000	$3,923,954
Dominion Energy, Inc., Series A, 1.45%, 04/15/2026	4,642,000	4,440,857
DTE Electric Co., 4.85%, 12/01/2026	4,125,000	4,170,512
DTE Energy Co., 2.85%, 10/01/2026(b)	4,936,000	4,782,622
Sempra, 5.40%, 08/01/2026	4,525,000	4,575,475
WEC Energy Group, Inc.
4.75%, 01/09/2026	8,241,000	8,248,286
5.60%, 09/12/2026	4,948,000	5,026,227
		40,182,161
Office REITs-0.39%
Boston Properties L.P.
3.65%, 02/01/2026	8,237,000	8,114,450
2.75%, 10/01/2026	8,233,000	7,909,832
		16,024,282
Oil, Gas & Consumable Fuels-6.54%
Boardwalk Pipelines L.P., 5.95%, 06/01/2026	4,521,000	4,572,930
Chevron Corp., 2.95%, 05/16/2026	18,551,000	18,171,373
Diamondback Energy, Inc., 3.25%, 12/01/2026	6,177,000	6,020,747
Enbridge, Inc. (Canada)
1.60%, 10/04/2026(b)	4,120,000	3,896,964
5.90%, 11/15/2026(b)	6,171,000	6,303,868
4.25%, 12/01/2026(b)	6,181,000	6,131,270
Energy Transfer L.P.
4.75%, 01/15/2026	8,247,954	8,238,540
3.90%, 07/15/2026	4,540,000	4,479,021
6.05%, 12/01/2026	8,244,000	8,437,511
Enterprise Products Operating LLC
5.05%, 01/10/2026	6,185,000	6,219,431
3.70%, 02/15/2026(b)	7,212,000	7,142,410
EOG Resources, Inc., 4.15%, 01/15/2026(b)	6,188,000	6,158,104
EQM Midstream Partners L.P., 4.13%, 12/01/2026	4,100,000	4,092,537
Equinor ASA (Norway), 1.75%, 01/22/2026	6,175,000	5,990,534
Exxon Mobil Corp.
3.04%, 03/01/2026	20,613,000	20,254,683
2.28%, 08/16/2026	8,243,000	7,968,065
HF Sinclair Corp., 5.88%, 04/01/2026(b)	6,559,000	6,618,643
Kinder Morgan, Inc., 1.75%, 11/15/2026	4,088,000	3,871,057
MPLX L.P., 1.75%, 03/01/2026	12,369,000	11,910,637
Occidental Petroleum Corp., 5.55%, 03/15/2026	7,022,000	7,064,055
ONEOK, Inc.
5.85%, 01/15/2026	4,947,000	4,996,174
5.00%, 03/01/2026	5,361,000	5,374,918
5.55%, 11/01/2026	6,188,000	6,271,712
Ovintiv, Inc., 5.38%, 01/01/2026	3,789,000	3,800,674
Phillips 66, 1.30%, 02/15/2026	4,119,000	3,955,938
Pioneer Natural Resources Co.
1.13%, 01/15/2026	6,172,000	5,945,019
5.10%, 03/29/2026	9,055,000	9,124,144
Plains All American Pipeline L.P./PAA Finance Corp., 4.50%, 12/15/2026	6,182,000	6,163,758
	Principal Amount	Value
Oil, Gas & Consumable Fuels-(continued)
Sabine Pass Liquefaction LLC, 5.88%, 06/30/2026(b)	$12,364,000	$12,506,701
Shell International Finance B.V.
2.88%, 05/10/2026(b)	14,433,000	14,110,156
2.50%, 09/12/2026(b)	8,250,000	7,994,424
Spectra Energy Partners L.P., 3.38%, 10/15/2026	4,937,000	4,811,740
TransCanada PipeLines Ltd. (Canada), 4.88%, 01/15/2026(b)	7,010,000	7,014,143
Transcontinental Gas Pipe Line Co. LLC, 7.85%, 02/01/2026	8,242,049	8,465,770
Valero Energy Corp., 3.40%, 09/15/2026	3,498,000	3,419,704
Williams Cos., Inc. (The), 5.40%, 03/02/2026	9,072,000	9,140,388
		266,637,743
Passenger Airlines-0.16%
Delta Air Lines, Inc., 7.38%, 01/15/2026(b)	6,517,000	6,659,815
Personal Care Products-0.29%
Kenvue, Inc., 5.35%, 03/22/2026	6,182,000	6,249,606
Unilever Capital Corp. (United Kingdom), 2.00%, 07/28/2026(b)	5,754,000	5,545,452
		11,795,058
Pharmaceuticals-2.42%
AstraZeneca Finance LLC (United Kingdom), 1.20%, 05/28/2026	10,296,000	9,828,974
AstraZeneca PLC (United Kingdom), 0.70%, 04/08/2026(b)	9,882,000	9,409,402
Bristol-Myers Squibb Co., 4.95%, 02/20/2026	8,245,000	8,299,342
Eli Lilly and Co., 5.00%, 02/27/2026(b)	6,108,000	6,108,669
Johnson & Johnson, 2.45%, 03/01/2026	16,492,000	16,114,958
Merck & Co., Inc., 0.75%, 02/24/2026	8,237,000	7,884,913
Pfizer, Inc.
2.75%, 06/03/2026(b)	10,293,000	10,041,896
3.00%, 12/15/2026(b)	14,426,000	14,023,713
Utah Acquisition Sub, Inc., 3.95%, 06/15/2026	17,345,000	17,083,870
		98,795,737
Professional Services-0.36%
Broadridge Financial Solutions, Inc., 3.40%, 06/27/2026(b)	4,124,000	4,042,427
Concentrix Corp., 6.65%, 08/02/2026	6,599,000	6,728,301
Thomson Reuters Corp. (Canada), 3.35%, 05/15/2026	4,132,000	4,055,901
		14,826,629
Real Estate Management & Development-0.12%
CBRE Services, Inc., 4.88%, 03/01/2026	4,945,000	4,945,325
Residential REITs-0.20%
Camden Property Trust, 5.85%, 11/03/2026	4,120,000	4,220,940
ERP Operating L.P., 2.85%, 11/01/2026	4,118,000	3,994,243
		8,215,183
Retail REITs-0.87%
Brixmor Operating Partnership L.P., 4.13%, 06/15/2026	4,930,000	4,882,486
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2026 Corporate Bond ETF (BSCQ)—(continued)
November 30, 2024
(Unaudited)
	Principal Amount	Value
Retail REITs-(continued)
Kimco Realty OP LLC, 2.80%, 10/01/2026(b)	$4,079,000	$3,946,467
Realty Income Corp.
5.05%, 01/13/2026(b)	4,120,000	4,115,624
4.88%, 06/01/2026(b)	4,858,000	4,869,158
4.13%, 10/15/2026	5,351,000	5,301,754
Simon Property Group L.P.
3.30%, 01/15/2026	6,590,000	6,497,121
3.25%, 11/30/2026	6,189,000	6,034,767
		35,647,377
Semiconductors & Semiconductor Equipment-1.17%
Analog Devices, Inc., 3.50%, 12/05/2026	7,417,000	7,286,704
Intel Corp.
4.88%, 02/10/2026(b)	12,372,000	12,394,083
2.60%, 05/19/2026(b)	8,234,995	7,987,177
Marvell Technology, Inc., 1.65%, 04/15/2026	4,127,000	3,951,166
NVIDIA Corp., 3.20%, 09/16/2026	8,235,000	8,078,215
Skyworks Solutions, Inc., 1.80%, 06/01/2026	4,111,000	3,929,716
Texas Instruments, Inc., 1.13%, 09/15/2026	4,125,000	3,896,446
		47,523,507
Software-2.58%
Fortinet, Inc., 1.00%, 03/15/2026(b)	4,126,000	3,935,477
Intuit, Inc., 5.25%, 09/15/2026	6,166,000	6,244,807
Microsoft Corp., 2.40%, 08/08/2026	32,981,000	31,942,770
Oracle Corp.
1.65%, 03/25/2026	22,672,000	21,802,664
2.65%, 07/15/2026	24,734,000	23,997,507
Roper Technologies, Inc., 3.80%, 12/15/2026	5,776,000	5,692,867
VMware LLC, 1.40%, 08/15/2026	12,369,000	11,690,556
		105,306,648
Specialized REITs-1.89%
American Tower Corp.
4.40%, 02/15/2026	4,119,000	4,101,814
1.60%, 04/15/2026	5,764,000	5,527,964
1.45%, 09/15/2026	4,940,000	4,662,939
3.38%, 10/15/2026	8,250,000	8,050,868
Crown Castle, Inc.
4.45%, 02/15/2026	7,423,000	7,395,102
3.70%, 06/15/2026	6,170,000	6,073,271
1.05%, 07/15/2026	8,233,000	7,761,924
Equinix, Inc., 1.45%, 05/15/2026	5,770,000	5,511,908
Extra Space Storage L.P., 3.50%, 07/01/2026	4,802,000	4,715,610
GLP Capital L.P./GLP Financing II, Inc., 5.38%, 04/15/2026	8,023,000	8,031,259
Public Storage Operating Co.
0.88%, 02/15/2026	4,121,000	3,948,043
1.50%, 11/09/2026	5,337,000	5,048,213
Weyerhaeuser Co., 4.75%, 05/15/2026	6,184,000	6,188,985
		77,017,900
Specialty Retail-2.78%
Dell International LLC/EMC Corp.
6.02%, 06/15/2026	20,498,000	20,817,611
4.90%, 10/01/2026	14,210,500	14,244,612
	Principal Amount	Value
Specialty Retail-(continued)
Home Depot, Inc. (The)
3.00%, 04/01/2026	$10,723,000	$10,536,639
5.15%, 06/25/2026	12,365,000	12,508,985
2.13%, 09/15/2026	8,242,000	7,923,769
4.95%, 09/30/2026	6,181,500	6,242,584
Lowe’s Cos., Inc.
4.80%, 04/01/2026	8,248,000	8,273,513
2.50%, 04/15/2026	11,132,000	10,837,341
O’Reilly Automotive, Inc.
3.55%, 03/15/2026(b)	4,062,000	4,001,965
5.75%, 11/20/2026(b)	6,182,000	6,308,530
Ross Stores, Inc., 0.88%, 04/15/2026	4,119,000	3,911,606
TJX Cos., Inc. (The), 2.25%, 09/15/2026	8,246,000	7,946,352
		113,553,507
Technology Hardware, Storage & Peripherals-2.78%
Apple, Inc.
0.70%, 02/08/2026	20,616,000	19,752,196
3.25%, 02/23/2026	26,797,000	26,458,840
4.42%, 05/08/2026(b)	8,003,000	7,998,430
2.45%, 08/04/2026	18,550,000	17,992,705
2.05%, 09/11/2026	16,487,000	15,850,974
Hewlett Packard Enterprise Co.
1.75%, 04/01/2026	6,184,000	5,944,058
4.45%, 09/25/2026	10,310,000	10,269,597
HP, Inc., 1.45%, 06/17/2026(b)	4,270,000	4,063,048
IBM International Capital Pte. Ltd., 4.70%, 02/05/2026	4,997,000	5,005,379
		113,335,227
Textiles, Apparel & Luxury Goods-0.19%
NIKE, Inc., 2.38%, 11/01/2026(b)	8,231,000	7,936,742
Tobacco-1.22%
Altria Group, Inc., 2.63%, 09/16/2026(b)	4,129,000	3,989,697
B.A.T Capital Corp. (United Kingdom), 3.22%, 09/06/2026	8,238,000	8,024,925
B.A.T. International Finance PLC (United Kingdom), 1.67%, 03/25/2026	12,373,000	11,885,513
Philip Morris International, Inc.
4.88%, 02/13/2026	14,022,000	14,073,492
2.75%, 02/25/2026	6,172,000	6,038,789
0.88%, 05/01/2026(b)	6,185,000	5,876,919
		49,889,335
Trading Companies & Distributors-0.64%
Air Lease Corp.
2.88%, 01/15/2026(b)	11,952,000	11,697,578
5.30%, 06/25/2026	4,931,000	4,969,523
1.88%, 08/15/2026(b)	9,895,000	9,425,054
		26,092,155
Wireless Telecommunication Services-1.00%
Rogers Communications, Inc. (Canada), 2.90%, 11/15/2026	4,119,000	3,973,676
Sprint LLC, 7.63%, 03/01/2026	12,372,000	12,697,952
T-Mobile USA, Inc.
2.25%, 02/15/2026	14,847,000	14,409,312
2.63%, 04/15/2026(b)	9,883,000	9,618,390
		40,699,330
Total U.S. Dollar Denominated Bonds & Notes (Cost $4,034,870,383)		4,019,111,699
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2026 Corporate Bond ETF (BSCQ)—(continued)
November 30, 2024
(Unaudited)
	Shares	Value
Money Market Funds-0.96%
Invesco Government & Agency Portfolio, Institutional Class, 4.57%(c)(d) (Cost $39,247,656)	39,247,656	$39,247,656
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.48% (Cost $4,074,118,039)		4,058,359,355
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-10.34%
Invesco Private Government Fund, 4.63%(c)(d)(e)	118,209,336	118,209,336
	Shares	Value
Money Market Funds-(continued)
Invesco Private Prime Fund, 4.71%(c)(d)(e)	303,538,518	$303,629,580
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $421,853,536)		421,838,916
TOTAL INVESTMENTS IN SECURITIES-109.82% (Cost $4,495,971,575)		4,480,198,271
OTHER ASSETS LESS LIABILITIES-(9.82)%		(400,512,159)
NET ASSETS-100.00%		$4,079,686,112

Investment Abbreviations:
REIT	-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	All or a portion of this security was out on loan at November 30, 2024.
(c)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended November 30, 2024.

	Value August 31, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value November 30, 2024	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$3,810,675	$78,170,978	$(42,733,997)	$-	$-	$39,247,656	$165,419
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	100,856,094	140,026,441	(122,673,199)	-	-	118,209,336	1,413,229 *
Invesco Private Prime Fund	263,178,826	332,381,752	(291,898,128)	(31,640)	(1,230)	303,629,580	3,776,061 *
Total	$367,845,595	$550,579,171	$(457,305,324)	$(31,640)	$(1,230)	$461,086,572	$5,354,709

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(d)	The rate shown is the 7-day SEC standardized yield as of November 30, 2024.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco BulletShares 2027 Corporate Bond ETF (BSCR)
November 30, 2024
(Unaudited)

	Principal Amount	Value
U.S. Dollar Denominated Bonds & Notes-98.91%
Aerospace & Defense-1.84%
Boeing Co. (The), 5.04%, 05/01/2027	$10,457,000	$10,464,429
General Dynamics Corp.
3.50%, 04/01/2027(b)	3,935,000	3,860,636
2.63%, 11/15/2027	2,612,000	2,487,622
Howmet Aerospace, Inc., 5.90%, 02/01/2027(b)	3,273,000	3,359,060
Huntington Ingalls Industries, Inc., 3.48%, 12/01/2027	3,137,000	3,016,614
L3Harris Technologies, Inc., 5.40%, 01/15/2027	6,539,000	6,648,881
Lockheed Martin Corp., 5.10%, 11/15/2027	3,920,000	3,998,524
Northrop Grumman Corp., 3.20%, 02/01/2027	3,921,000	3,816,780
RTX Corp., 3.13%, 05/04/2027	5,756,000	5,560,371
		43,212,917
Air Freight & Logistics-0.21%
United Parcel Service, Inc., 3.05%, 11/15/2027(b)	5,230,000	5,044,437
Automobile Components-0.51%
BorgWarner, Inc., 2.65%, 07/01/2027	5,749,000	5,485,064
Lear Corp., 3.80%, 09/15/2027(b)	2,876,000	2,804,846
United Rentals (North America), Inc., 3.88%, 11/15/2027(b)	3,925,000	3,792,775
		12,082,685
Automobiles-4.94%
American Honda Finance Corp.
2.35%, 01/08/2027(b)	2,611,000	2,500,871
4.90%, 03/12/2027(b)	3,663,000	3,696,400
4.90%, 07/09/2027(b)	3,670,000	3,703,437
4.45%, 10/22/2027	1,000,000	996,822
Ford Motor Credit Co. LLC
4.27%, 01/09/2027	4,644,000	4,561,371
5.80%, 03/05/2027	7,825,000	7,925,387
5.85%, 05/17/2027	7,823,000	7,941,104
4.95%, 05/28/2027	7,842,000	7,793,017
4.13%, 08/17/2027	6,526,000	6,342,248
3.82%, 11/02/2027(b)	3,910,000	3,765,043
7.35%, 11/04/2027(b)	7,830,000	8,261,319
General Motors Co.
4.20%, 10/01/2027	3,926,000	3,865,219
6.80%, 10/01/2027(b)	5,234,000	5,494,970
Honda Motor Co. Ltd. (Japan), 2.53%, 03/10/2027	5,235,000	5,026,514
PACCAR Financial Corp.
5.00%, 05/13/2027	2,615,000	2,657,052
4.45%, 08/06/2027(b)	3,651,000	3,663,574
Toyota Motor Credit Corp.
3.20%, 01/11/2027	3,923,000	3,829,970
1.90%, 01/13/2027	3,923,000	3,725,203
3.05%, 03/22/2027	7,327,000	7,111,615
1.15%, 08/13/2027	3,143,000	2,884,311
4.55%, 09/20/2027(b)	5,231,000	5,249,975
4.35%, 10/08/2027(b)	6,540,000	6,524,148
5.45%, 11/10/2027	3,712,000	3,817,095
Series B, 5.00%, 03/19/2027(b)	4,703,000	4,759,096
		116,095,761
	Principal Amount	Value
Banks-12.28%
Banco Santander S.A. (Spain)
4.25%, 04/11/2027	$5,221,000	$5,146,979
5.29%, 08/18/2027	9,131,000	9,211,300
Bank of America Corp.
3.25%, 10/21/2027(b)	12,991,000	12,551,763
Series L, 4.18%, 11/25/2027	10,456,000	10,292,189
Bank of Montreal (Canada)
2.65%, 03/08/2027(b)	6,537,000	6,286,486
5.37%, 06/04/2027(b)	3,920,000	3,993,515
Series H, 4.70%, 09/14/2027(b)	5,230,000	5,247,331
Bank of Nova Scotia (The) (Canada)
1.95%, 02/02/2027	3,922,000	3,715,277
2.95%, 03/11/2027	3,662,000	3,536,179
5.40%, 06/04/2027(b)	4,443,000	4,527,986
Canadian Imperial Bank of Commerce (Canada)
3.45%, 04/07/2027(b)	5,231,000	5,101,863
5.24%, 06/28/2027(b)	7,064,000	7,167,466
Citigroup, Inc., 4.45%, 09/29/2027(b)	20,128,000	19,918,048
Cooperatieve Rabobank U.A. (Netherlands), 5.04%, 03/05/2027	3,397,000	3,449,447
Fifth Third Bancorp, 2.55%, 05/05/2027(b)	3,922,000	3,732,138
Fifth Third Bank N.A., 2.25%, 02/01/2027(b)	3,134,000	2,984,529
HSBC USA, Inc., 5.29%, 03/04/2027	5,227,000	5,307,935
JPMorgan Chase & Co.
8.00%, 04/29/2027	2,618,000	2,823,146
4.25%, 10/01/2027	7,842,000	7,805,994
3.63%, 12/01/2027(b)	5,749,000	5,592,784
KeyBank N.A., 5.85%, 11/15/2027(b)	5,232,000	5,381,850
KeyCorp, 2.25%, 04/06/2027(b)	4,180,000	3,940,316
Lloyds Banking Group PLC (United Kingdom), 3.75%, 01/11/2027(b)	6,540,000	6,409,512
Manufacturers and Traders Trust Co., 3.40%, 08/17/2027	2,615,000	2,522,824
Mitsubishi UFJ Financial Group, Inc. (Japan)
3.68%, 02/22/2027	5,231,000	5,138,268
3.29%, 07/25/2027(b)	5,231,000	5,088,245
Mizuho Financial Group, Inc. (Japan)
3.66%, 02/28/2027(b)	2,608,000	2,558,638
3.17%, 09/11/2027(b)	5,738,000	5,528,462
PNC Bank N.A., 3.10%, 10/25/2027(b)	5,221,000	5,019,758
PNC Financial Services Group, Inc. (The), 3.15%, 05/19/2027(b)	3,923,000	3,798,891
Royal Bank of Canada (Canada)
4.88%, 01/19/2027(b)	6,535,000	6,590,584
2.05%, 01/21/2027(b)	2,611,000	2,488,004
3.63%, 05/04/2027	6,315,000	6,191,103
4.24%, 08/03/2027	6,580,000	6,537,795
6.00%, 11/01/2027(b)	7,096,000	7,375,275
Santander Holdings USA, Inc., 4.40%, 07/13/2027	5,484,000	5,408,442
Sumitomo Mitsui Financial Group, Inc. (Japan)
3.45%, 01/11/2027(b)	6,497,000	6,353,265
2.17%, 01/14/2027	2,608,000	2,484,441
3.36%, 07/12/2027(b)	9,154,000	8,899,890
3.35%, 10/18/2027(b)	3,928,000	3,797,406
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2027 Corporate Bond ETF (BSCR)—(continued)
November 30, 2024
(Unaudited)
	Principal Amount	Value
Banks-(continued)
Toronto-Dominion Bank (The) (Canada)
1.95%, 01/12/2027	$3,920,000	$3,711,023
2.80%, 03/10/2027(b)	5,798,000	5,573,519
4.98%, 04/05/2027(b)	4,451,000	4,487,177
4.11%, 06/08/2027(b)	7,849,000	7,744,445
4.69%, 09/15/2027(b)	7,849,000	7,863,081
Truist Financial Corp., 1.13%, 08/03/2027	3,922,000	3,579,739
U.S. Bancorp, Series X, 3.15%, 04/27/2027(b)	6,799,000	6,593,820
UBS AG (Switzerland), 5.00%, 07/09/2027	6,232,000	6,284,250
Wells Fargo & Co., 4.30%, 07/22/2027	13,077,000	12,952,613
		288,694,991
Beverages-1.65%
Coca-Cola Co. (The)
3.38%, 03/25/2027	5,205,000	5,109,824
2.90%, 05/25/2027(b)	2,615,000	2,534,431
1.45%, 06/01/2027	7,877,000	7,361,552
Constellation Brands, Inc.
3.50%, 05/09/2027	2,616,000	2,546,772
4.35%, 05/09/2027	3,137,000	3,117,055
Diageo Capital PLC (United Kingdom), 5.30%, 10/24/2027	3,919,000	4,011,085
Keurig Dr Pepper, Inc., 5.10%, 03/15/2027(b)	3,921,000	3,971,565
PepsiCo, Inc.
2.63%, 03/19/2027	2,618,000	2,523,036
3.00%, 10/15/2027(b)	7,843,000	7,580,346
		38,755,666
Biotechnology-1.51%
AbbVie, Inc., 4.80%, 03/15/2027	11,774,000	11,863,609
Amgen, Inc.
2.20%, 02/21/2027	9,047,000	8,598,922
3.20%, 11/02/2027(b)	5,234,000	5,055,483
Gilead Sciences, Inc.
2.95%, 03/01/2027(b)	6,538,000	6,326,918
1.20%, 10/01/2027(b)	3,926,000	3,589,637
		35,434,569
Broadline Retail-2.08%
Amazon.com, Inc.
3.30%, 04/13/2027(b)	10,460,000	10,225,021
1.20%, 06/03/2027(b)	6,537,000	6,064,812
3.15%, 08/22/2027	18,307,000	17,775,914
4.55%, 12/01/2027(b)	10,483,000	10,562,668
eBay, Inc., 3.60%, 06/05/2027(b)	4,443,000	4,347,078
		48,975,493
Building Products-0.24%
Carlisle Cos., Inc., 3.75%, 12/01/2027	3,134,000	3,055,189
Owens Corning, 5.50%, 06/15/2027	2,620,000	2,672,376
		5,727,565
Capital Markets-5.65%
Ares Capital Corp.
7.00%, 01/15/2027	4,711,000	4,880,622
2.88%, 06/15/2027(b)	2,617,000	2,480,151
Bank of New York Mellon Corp. (The)
2.05%, 01/26/2027(b)	4,448,000	4,241,265
3.25%, 05/16/2027	3,923,000	3,818,063
	Principal Amount	Value
Capital Markets-(continued)
BlackRock, Inc., 3.20%, 03/15/2027(b)	$3,665,000	$3,574,333
Blackstone Secured Lending Fund, 2.13%, 02/15/2027	3,237,000	3,021,304
Blue Owl Capital Corp., 2.63%, 01/15/2027(b)	2,617,000	2,465,590
Blue Owl Credit Income Corp., 7.75%, 09/16/2027	3,138,000	3,291,796
Cboe Global Markets, Inc., 3.65%, 01/12/2027(b)	3,406,000	3,348,879
Charles Schwab Corp. (The)
3.20%, 03/02/2027	3,403,000	3,306,423
2.45%, 03/03/2027(b)	7,847,000	7,502,690
3.30%, 04/01/2027	3,890,000	3,783,606
FactSet Research Systems, Inc., 2.90%, 03/01/2027	2,595,000	2,491,441
FS KKR Capital Corp., 3.25%, 07/15/2027	2,613,000	2,477,636
Goldman Sachs Group, Inc. (The)
5.95%, 01/15/2027	4,230,000	4,346,981
3.85%, 01/26/2027(b)	15,702,000	15,439,092
Jefferies Financial Group, Inc., 4.85%, 01/15/2027(b)	3,924,000	3,934,040
Morgan Stanley
3.63%, 01/20/2027(b)	15,690,000	15,426,523
3.95%, 04/23/2027	10,463,000	10,283,319
Nomura Holdings, Inc. (Japan)
2.33%, 01/22/2027(b)	6,524,000	6,185,018
5.59%, 07/02/2027	2,610,000	2,657,341
5.39%, 07/06/2027	2,608,000	2,636,780
Northern Trust Corp., 4.00%, 05/10/2027	5,232,000	5,182,390
S&P Global, Inc.
2.95%, 01/22/2027	2,614,000	2,536,188
2.45%, 03/01/2027	6,470,000	6,194,010
State Street Corp.
4.99%, 03/18/2027	5,233,000	5,291,021
4.33%, 10/22/2027	1,978,000	1,970,866
		132,767,368
Chemicals-1.66%
Air Products and Chemicals, Inc., 1.85%, 05/15/2027	3,398,000	3,197,268
Albemarle Corp., 4.65%, 06/01/2027(b)	3,397,000	3,381,940
Celanese US Holdings LLC, 6.17%, 07/15/2027(b)	10,457,000	10,672,171
Ecolab, Inc.
1.65%, 02/01/2027	2,613,000	2,465,520
3.25%, 12/01/2027	2,615,000	2,523,619
LYB International Finance II B.V., 3.50%, 03/02/2027(b)	3,078,000	2,999,814
Mosaic Co. (The), 4.05%, 11/15/2027(b)	3,665,000	3,600,433
Olin Corp., 5.13%, 09/15/2027	2,615,000	2,583,212
Sherwin-Williams Co. (The), 3.45%, 06/01/2027	7,845,000	7,648,323
		39,072,300
Commercial Services & Supplies-0.69%
Cintas Corp. No. 2, 3.70%, 04/01/2027	5,230,000	5,137,648
Republic Services, Inc., 3.38%, 11/15/2027(b)	3,397,000	3,294,849
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2027 Corporate Bond ETF (BSCR)—(continued)
November 30, 2024
(Unaudited)
	Principal Amount	Value
Commercial Services & Supplies-(continued)
Waste Management, Inc.
4.95%, 07/03/2027	$3,920,000	$3,966,639
3.15%, 11/15/2027	3,914,000	3,776,087
		16,175,223
Communications Equipment-0.56%
Cisco Systems, Inc., 4.80%, 02/26/2027(b)	10,463,000	10,563,804
Nokia OYJ (Finland), 4.38%, 06/12/2027	2,616,000	2,572,642
		13,136,446
Construction & Engineering-0.13%
Quanta Services, Inc., 4.75%, 08/09/2027	3,140,000	3,142,632
Construction Materials-0.11%
Martin Marietta Materials, Inc., 3.50%, 12/15/2027	2,582,000	2,504,086
Consumer Finance-3.84%
Ally Financial, Inc.
4.75%, 06/09/2027(b)	3,919,000	3,912,247
7.10%, 11/15/2027(b)	3,926,000	4,158,279
American Express Co.
2.55%, 03/04/2027	9,155,000	8,764,092
3.30%, 05/03/2027	8,648,000	8,394,664
5.85%, 11/05/2027(b)	7,861,000	8,138,466
Capital One Financial Corp.
3.75%, 03/09/2027	7,068,000	6,912,393
3.65%, 05/11/2027(b)	5,227,000	5,098,251
Discover Financial Services, 4.10%, 02/09/2027	5,234,000	5,165,478
General Motors Financial Co., Inc.
4.35%, 01/17/2027	6,543,000	6,484,451
2.35%, 02/26/2027(b)	5,233,000	4,962,963
5.00%, 04/09/2027	6,538,000	6,566,328
5.40%, 05/08/2027	6,275,000	6,362,050
5.35%, 07/15/2027(b)	5,750,000	5,824,846
2.70%, 08/20/2027	4,703,000	4,456,626
Synchrony Financial, 3.95%, 12/01/2027	5,226,000	5,048,087
		90,249,221
Consumer Staples Distribution & Retail-1.68%
Costco Wholesale Corp.
3.00%, 05/18/2027(b)	5,231,000	5,095,757
1.38%, 06/20/2027(b)	6,539,000	6,080,490
Dollar General Corp.
3.88%, 04/15/2027(b)	3,135,000	3,070,001
4.63%, 11/01/2027	2,873,000	2,860,102
Kroger Co. (The)
3.70%, 08/01/2027(b)	3,143,000	3,078,200
4.60%, 08/15/2027	5,230,000	5,254,644
Sysco Corp., 3.25%, 07/15/2027	3,924,000	3,793,820
Target Corp., 1.95%, 01/15/2027(b)	5,231,000	4,983,326
Walmart, Inc., 3.95%, 09/09/2027(b)	5,229,000	5,194,772
		39,411,112
Containers & Packaging-0.11%
Packaging Corp. of America, 3.40%, 12/15/2027(b)	2,619,000	2,528,075
	Principal Amount	Value
Diversified REITs-0.22%
Digital Realty Trust L.P., 3.70%, 08/15/2027	$5,235,000	$5,107,957
Diversified Telecommunication Services-2.16%
AT&T, Inc.
4.25%, 03/01/2027(b)	7,793,000	7,742,433
2.30%, 06/01/2027	13,073,000	12,368,418
Telefonica Emisiones S.A. (Spain), 4.10%, 03/08/2027(b)	6,532,000	6,451,950
TELUS Corp. (Canada)
2.80%, 02/16/2027(b)	3,140,000	3,015,424
3.70%, 09/15/2027(b)	2,611,000	2,538,642
Verizon Communications, Inc.
4.13%, 03/16/2027	15,366,000	15,228,223
3.00%, 03/22/2027	3,678,000	3,556,994
		50,902,084
Electric Utilities-4.08%
Alabama Power Co., 3.75%, 09/01/2027	2,881,000	2,831,432
American Electric Power Co., Inc.
5.75%, 11/01/2027	2,615,000	2,694,926
3.20%, 11/13/2027(b)	2,612,000	2,513,549
Duke Energy Corp.
4.85%, 01/05/2027	3,135,000	3,154,111
3.15%, 08/15/2027(b)	3,922,000	3,778,544
5.00%, 12/08/2027	2,615,000	2,641,641
Duke Energy Florida LLC, 3.20%, 01/15/2027	3,399,000	3,317,962
Edison International, 5.75%, 06/15/2027(b)	3,140,000	3,208,526
Eversource Energy
2.90%, 03/01/2027	3,405,000	3,275,742
4.60%, 07/01/2027	3,143,000	3,138,725
Exelon Corp., 2.75%, 03/15/2027	3,376,000	3,235,685
FirstEnergy Corp., Series B, 3.90%, 07/15/2027(b)	7,849,000	7,660,512
Georgia Power Co., 5.00%, 02/23/2027	2,620,000	2,650,311
ITC Holdings Corp., 3.35%, 11/15/2027	2,627,000	2,540,571
National Rural Utilities Cooperative Finance Corp.
4.80%, 02/05/2027(b)	3,145,000	3,166,412
4.12%, 09/16/2027	2,880,000	2,851,064
NextEra Energy Capital Holdings, Inc.
1.88%, 01/15/2027	5,264,000	4,975,175
3.55%, 05/01/2027	7,795,000	7,620,386
4.63%, 07/15/2027(b)	6,534,000	6,555,961
Pacific Gas and Electric Co., 2.10%, 08/01/2027(b)	5,230,000	4,882,220
Southern California Edison Co.
4.88%, 02/01/2027	2,617,000	2,634,793
5.85%, 11/01/2027	3,926,000	4,059,791
Series D, 4.70%, 06/01/2027(b)	3,143,000	3,154,567
Virginia Electric & Power Co.
Series A, 3.50%, 03/15/2027	3,924,000	3,834,021
Series B, 3.75%, 05/15/2027(b)	3,139,000	3,078,998
Xcel Energy, Inc., 1.75%, 03/15/2027(b)	2,589,000	2,425,889
		95,881,514
Electrical Equipment-0.10%
Emerson Electric Co., 1.80%, 10/15/2027	2,600,000	2,422,676
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2027 Corporate Bond ETF (BSCR)—(continued)
November 30, 2024
(Unaudited)
	Principal Amount	Value
Electronic Equipment, Instruments & Components-0.27%
Jabil, Inc., 4.25%, 05/15/2027	$2,614,000	$2,582,197
Keysight Technologies, Inc., 4.60%, 04/06/2027(b)	3,714,000	3,710,152
		6,292,349
Energy Equipment & Services-0.29%
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor, Inc., 3.34%, 12/15/2027(b)	7,075,000	6,824,450
Entertainment-1.32%
Take-Two Interactive Software, Inc., 3.70%, 04/14/2027(b)	3,126,000	3,059,866
TWDC Enterprises 18 Corp., 2.95%, 06/15/2027(b)	5,230,000	5,048,805
Walt Disney Co. (The), 3.70%, 03/23/2027	2,611,000	2,581,418
Warnermedia Holdings, Inc., 3.76%, 03/15/2027	20,910,000	20,255,080
		30,945,169
Financial Services-3.45%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland)
6.10%, 01/15/2027	4,703,000	4,820,852
6.45%, 04/15/2027	7,886,000	8,173,068
3.65%, 07/21/2027(b)	5,223,000	5,079,866
4.63%, 10/15/2027(b)	3,177,000	3,168,405
BlackRock Funding, Inc., 4.60%, 07/26/2027	4,187,000	4,217,896
Blackstone Private Credit Fund, 3.25%, 03/15/2027	5,199,000	4,969,880
Corebridge Financial, Inc., 3.65%, 04/05/2027	6,471,000	6,315,985
Fiserv, Inc.
5.15%, 03/15/2027(b)	3,920,000	3,969,116
2.25%, 06/01/2027	5,235,000	4,946,830
Global Payments, Inc.
2.15%, 01/15/2027	3,922,000	3,724,218
4.95%, 08/15/2027(b)	2,618,000	2,631,624
LPL Holdings, Inc., 5.70%, 05/20/2027	2,660,000	2,705,087
Mastercard, Inc., 3.30%, 03/26/2027(b)	5,227,000	5,112,131
ORIX Corp. (Japan)
3.70%, 07/18/2027	2,600,000	2,536,674
5.00%, 09/13/2027(b)	2,611,000	2,634,790
PayPal Holdings, Inc., 3.90%, 06/01/2027(b)	2,617,000	2,587,229
Visa, Inc.
1.90%, 04/15/2027(b)	7,885,000	7,457,868
0.75%, 08/15/2027(b)	2,616,000	2,389,233
2.75%, 09/15/2027	3,922,000	3,772,080
		81,212,832
Food Products-2.19%
Bunge Ltd. Finance Corp., 3.75%, 09/25/2027	3,137,000	3,068,334
Conagra Brands, Inc., 1.38%, 11/01/2027(b)	5,230,000	4,766,221
General Mills, Inc.
4.70%, 01/30/2027(b)	2,611,000	2,617,167
3.20%, 02/10/2027	3,921,000	3,809,206
Hormel Foods Corp., 4.80%, 03/30/2027	2,610,000	2,633,041
	Principal Amount	Value
Food Products-(continued)
JBS USA Holding Lux S.a.r.l./JBS USA Food Co./JBS Lux Co. S.a.r.l., 2.50%, 01/15/2027	$5,174,000	$4,916,759
JM Smucker Co. (The), 3.38%, 12/15/2027(b)	2,612,000	2,530,655
Kellanova, 3.40%, 11/15/2027	3,138,000	3,037,472
Kraft Heinz Foods Co. (The), 3.88%, 05/15/2027(b)	7,055,000	6,933,459
McCormick & Co., Inc., 3.40%, 08/15/2027(b)	3,922,000	3,814,477
Mondelez International, Inc., 2.63%, 03/17/2027(b)	3,928,000	3,765,125
The Campbell’s Company, 5.20%, 03/19/2027(b)	2,620,000	2,656,239
Tyson Foods, Inc., 3.55%, 06/02/2027	7,066,000	6,882,466
		51,430,621
Gas Utilities-0.26%
Atmos Energy Corp., 3.00%, 06/15/2027(b)	2,620,000	2,531,695
Southern California Gas Co., 2.95%, 04/15/2027(b)	3,690,000	3,559,529
		6,091,224
Ground Transportation-0.51%
Burlington Northern Santa Fe LLC, 3.25%, 06/15/2027(b)	2,655,000	2,583,598
CSX Corp., 3.25%, 06/01/2027(b)	4,447,000	4,324,456
Union Pacific Corp.
2.15%, 02/05/2027(b)	2,614,000	2,492,645
3.00%, 04/15/2027	2,614,000	2,529,586
		11,930,285
Health Care Equipment & Supplies-1.08%
Baxter International, Inc., 1.92%, 02/01/2027	7,531,000	7,097,131
Becton, Dickinson and Co., 3.70%, 06/06/2027	9,025,000	8,846,331
GE HealthCare Technologies, Inc., 5.65%, 11/15/2027	9,151,000	9,417,663
		25,361,125
Health Care Providers & Services-4.45%
Cardinal Health, Inc., 3.41%, 06/15/2027(b)	6,395,000	6,213,317
Cencora, Inc., 3.45%, 12/15/2027(b)	3,922,000	3,795,216
Centene Corp., 4.25%, 12/15/2027(b)	12,567,000	12,162,127
Cigna Group (The)
3.40%, 03/01/2027(b)	6,942,000	6,760,684
3.05%, 10/15/2027(b)	2,846,000	2,735,804
CommonSpirit Health, 6.07%, 11/01/2027	2,653,000	2,753,895
CVS Health Corp.
3.63%, 04/01/2027(b)	3,966,000	3,864,641
1.30%, 08/21/2027	11,767,000	10,719,847
Elevance Health, Inc., 3.65%, 12/01/2027	8,403,000	8,188,792
HCA, Inc.
4.50%, 02/15/2027(b)	6,273,000	6,226,367
3.13%, 03/15/2027(b)	5,229,000	5,037,552
Humana, Inc.
1.35%, 02/03/2027(b)	3,621,000	3,367,781
3.95%, 03/15/2027(b)	2,816,000	2,769,492
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2027 Corporate Bond ETF (BSCR)—(continued)
November 30, 2024
(Unaudited)
	Principal Amount	Value
Health Care Providers & Services-(continued)
Icon Investments Six DAC, 5.81%, 05/08/2027(b)	$3,917,000	$3,994,082
Kaiser Foundation Hospitals, 3.15%, 05/01/2027	3,010,000	2,926,528
Laboratory Corp. of America Holdings, 3.60%, 09/01/2027(b)	3,142,000	3,068,241
SSM Health Care Corp., Series A, 3.82%, 06/01/2027(b)	2,614,000	2,569,450
UnitedHealth Group, Inc.
3.45%, 01/15/2027(b)	3,925,000	3,854,357
3.38%, 04/15/2027(b)	3,269,000	3,197,901
4.60%, 04/15/2027	2,616,000	2,628,379
3.70%, 05/15/2027	3,135,000	3,085,411
2.95%, 10/15/2027	4,968,000	4,780,578
		104,700,442
Health Care REITs-0.37%
Healthcare Realty Holdings L.P., 3.75%, 07/01/2027	2,598,000	2,524,801
Omega Healthcare Investors, Inc., 4.50%, 04/01/2027(b)	3,670,000	3,631,273
Welltower OP LLC, 2.70%, 02/15/2027(b)	2,616,000	2,520,148
		8,676,222
Hotels, Restaurants & Leisure-1.54%
Darden Restaurants, Inc., 3.85%, 05/01/2027(b)	2,614,000	2,559,204
Expedia Group, Inc., 4.63%, 08/01/2027(b)	3,917,000	3,913,604
Hyatt Hotels Corp., 5.75%, 01/30/2027	3,135,000	3,194,413
Las Vegas Sands Corp., 5.90%, 06/01/2027	3,920,000	3,984,136
Marriott International, Inc., 5.00%, 10/15/2027(b)	5,234,000	5,294,276
McDonald’s Corp.
3.50%, 03/01/2027(b)	4,452,000	4,354,606
3.50%, 07/01/2027	5,229,000	5,104,713
Starbucks Corp.
4.85%, 02/08/2027(b)	5,235,000	5,280,043
2.00%, 03/12/2027	2,616,000	2,476,509
		36,161,504
Household Durables-0.36%
D.R. Horton, Inc., 1.40%, 10/15/2027(b)	2,615,000	2,396,761
Leggett & Platt, Inc., 3.50%, 11/15/2027(b)	2,620,000	2,496,080
Lennar Corp., 4.75%, 11/29/2027(b)	3,656,000	3,669,952
		8,562,793
Household Products-0.71%
Colgate-Palmolive Co., 3.10%, 08/15/2027	2,619,000	2,545,607
Kimberly-Clark Corp., 1.05%, 09/15/2027	3,141,000	2,870,981
Procter & Gamble Co. (The)
1.90%, 02/01/2027	5,234,000	4,989,272
2.80%, 03/25/2027	2,612,000	2,532,517
2.85%, 08/11/2027(b)	3,922,000	3,787,549
		16,725,926
Independent Power and Renewable Electricity Producers-0.15%
NSTAR Electric Co., 3.20%, 05/15/2027	3,639,000	3,528,196
	Principal Amount	Value
Industrial Conglomerates-0.80%
3M Co., 2.88%, 10/15/2027(b)	$4,447,000	$4,259,700
Eaton Corp., 3.10%, 09/15/2027(b)	3,658,000	3,538,665
Honeywell International, Inc.
1.10%, 03/01/2027(b)	5,226,000	4,865,595
4.65%, 07/30/2027(b)	6,031,000	6,076,778
		18,740,738
Insurance-1.59%
American National Group, Inc., 5.00%, 06/15/2027	2,656,000	2,649,803
Aon Corp., 8.21%, 01/01/2027(b)	2,720,000	2,874,135
Aon Corp./Aon Global Holdings PLC, 2.85%, 05/28/2027	3,142,000	3,012,748
Aon North America, Inc., 5.13%, 03/01/2027	3,140,000	3,174,826
Berkshire Hathaway Finance Corp., 2.30%, 03/15/2027	3,923,000	3,761,072
Brighthouse Financial, Inc., 3.70%, 06/22/2027	3,950,000	3,850,690
CNA Financial Corp., 3.45%, 08/15/2027	2,607,000	2,530,149
Manulife Financial Corp. (Canada), 2.48%, 05/19/2027(b)	2,614,000	2,488,727
Marsh & McLennan Cos., Inc., 4.55%, 11/08/2027(b)	4,000,000	4,012,594
Progressive Corp. (The)
2.45%, 01/15/2027(b)	2,620,000	2,517,447
2.50%, 03/15/2027	2,610,000	2,502,135
Willis North America, Inc., 4.65%, 06/15/2027	3,926,000	3,916,732
		37,291,058
Interactive Media & Services-0.78%
Alphabet, Inc., 0.80%, 08/15/2027(b)	5,231,000	4,788,193
Meta Platforms, Inc., 3.50%, 08/15/2027(b)	13,904,000	13,610,733
		18,398,926
IT Services-0.80%
International Business Machines Corp.
3.30%, 01/27/2027	2,653,000	2,590,426
2.20%, 02/09/2027	3,394,000	3,232,613
1.70%, 05/15/2027(b)	6,550,000	6,126,488
4.15%, 07/27/2027	3,914,000	3,880,059
VeriSign, Inc., 4.75%, 07/15/2027(b)	2,877,000	2,878,386
		18,707,972
Leisure Products-0.11%
Hasbro, Inc., 3.50%, 09/15/2027(b)	2,613,000	2,537,089
Life Sciences Tools & Services-0.38%
Agilent Technologies, Inc., 4.20%, 09/09/2027	3,140,000	3,115,125
Illumina, Inc., 5.75%, 12/13/2027	2,671,000	2,741,147
Thermo Fisher Scientific, Inc., 4.80%, 11/21/2027(b)	3,156,000	3,191,578
		9,047,850
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2027 Corporate Bond ETF (BSCR)—(continued)
November 30, 2024
(Unaudited)
	Principal Amount	Value
Machinery-3.08%
Caterpillar Financial Services Corp.
1.70%, 01/08/2027	$2,632,000	$2,492,162
4.50%, 01/08/2027	2,620,000	2,629,445
5.00%, 05/14/2027	4,443,000	4,509,435
3.60%, 08/12/2027(b)	3,657,000	3,593,967
1.10%, 09/14/2027(b)	3,920,000	3,600,409
4.40%, 10/15/2027(b)	3,410,000	3,416,276
4.60%, 11/15/2027	1,750,000	1,757,812
CNH Industrial Capital LLC, 4.50%, 10/08/2027	2,600,000	2,581,074
CNH Industrial N.V., 3.85%, 11/15/2027(b)	2,611,000	2,562,988
Ingersoll Rand, Inc., 5.20%, 06/15/2027	3,660,000	3,711,135
John Deere Capital Corp.
4.50%, 01/08/2027	3,920,000	3,937,475
1.70%, 01/11/2027	2,613,000	2,474,697
4.85%, 03/05/2027(b)	2,903,000	2,934,425
2.35%, 03/08/2027	2,613,000	2,498,913
1.75%, 03/09/2027(b)	2,614,000	2,467,744
4.90%, 06/11/2027(b)	3,660,000	3,706,170
4.20%, 07/15/2027(b)	4,180,000	4,166,917
2.80%, 09/08/2027	2,617,000	2,512,633
4.15%, 09/15/2027	4,706,000	4,680,301
Otis Worldwide Corp., 2.29%, 04/05/2027	2,616,000	2,488,001
Parker-Hannifin Corp.
3.25%, 03/01/2027	3,660,000	3,558,037
4.25%, 09/15/2027	6,277,000	6,239,453
		72,519,469
Media-1.04%
Comcast Corp.
2.35%, 01/15/2027	7,321,000	7,006,178
3.30%, 02/01/2027	6,535,400	6,378,492
3.30%, 04/01/2027	4,187,000	4,080,884
5.35%, 11/15/2027(b)	3,921,000	4,015,217
Paramount Global, 2.90%, 01/15/2027(b)	3,060,000	2,933,077
		24,413,848
Metals & Mining-0.39%
ArcelorMittal S.A. (Luxembourg), 6.55%, 11/29/2027(b)	6,275,000	6,567,782
Nucor Corp., 4.30%, 05/23/2027	2,613,000	2,603,012
		9,170,794
Multi-Utilities-1.01%
Ameren Corp., 1.95%, 03/15/2027	2,608,000	2,461,321
DTE Energy Co., 4.95%, 07/01/2027	6,280,000	6,322,455
NiSource, Inc., 3.49%, 05/15/2027	5,231,000	5,102,620
Public Service Enterprise Group, Inc., 5.85%, 11/15/2027(b)	3,664,000	3,792,062
Sempra, 3.25%, 06/15/2027	3,920,000	3,789,914
WEC Energy Group, Inc., 1.38%, 10/15/2027	2,615,000	2,395,528
		23,863,900
Office REITs-0.17%
Boston Properties L.P., 6.75%, 12/01/2027(b)	3,924,000	4,110,409
	Principal Amount	Value
Oil, Gas & Consumable Fuels-6.35%
Boardwalk Pipelines L.P., 4.45%, 07/15/2027	$2,619,000	$2,591,931
BP Capital Markets America, Inc.
3.54%, 04/06/2027(b)	2,612,000	2,561,617
5.02%, 11/17/2027	3,919,000	3,977,500
BP Capital Markets PLC, 3.28%, 09/19/2027(b)	7,846,000	7,614,337
Canadian Natural Resources Ltd. (Canada), 3.85%, 06/01/2027	6,539,000	6,406,479
Cheniere Corpus Christi Holdings LLC, 5.13%, 06/30/2027	6,285,000	6,333,025
Chevron Corp., 2.00%, 05/11/2027(b)	5,233,000	4,957,479
Chevron USA, Inc., 1.02%, 08/12/2027	3,953,000	3,627,046
Coterra Energy, Inc., 3.90%, 05/15/2027	3,590,000	3,516,727
DCP Midstream Operating L.P., 5.63%, 07/15/2027	2,620,000	2,668,475
Diamondback Energy, Inc., 5.20%, 04/18/2027(b)	4,450,000	4,508,333
Enbridge, Inc. (Canada)
5.25%, 04/05/2027(b)	3,928,000	3,988,089
3.70%, 07/15/2027	3,659,000	3,586,712
Energy Transfer L.P.
4.40%, 03/15/2027	3,659,000	3,635,745
4.20%, 04/15/2027	3,139,000	3,105,903
4.00%, 10/01/2027	3,930,000	3,859,068
Enterprise Products Operating LLC
4.60%, 01/11/2027	5,230,000	5,243,625
3.95%, 02/15/2027(b)	3,009,000	2,972,930
EQT Corp., 3.90%, 10/01/2027(b)	6,161,000	6,025,537
Equinor ASA (Norway), 3.00%, 04/06/2027(b)	2,620,000	2,544,608
Exxon Mobil Corp., 3.29%, 03/19/2027(b)	5,230,000	5,132,795
Hess Corp., 4.30%, 04/01/2027	5,235,000	5,198,767
Marathon Oil Corp., 4.40%, 07/15/2027	5,232,000	5,212,606
MPLX L.P., 4.13%, 03/01/2027	6,534,000	6,458,335
Occidental Petroleum Corp.
8.50%, 07/15/2027	2,605,000	2,798,377
5.00%, 08/01/2027	3,140,000	3,154,792
ONEOK, Inc.
4.00%, 07/13/2027	2,601,000	2,555,164
4.25%, 09/24/2027(b)	6,535,000	6,468,218
Phillips 66 Co., 4.95%, 12/01/2027	3,922,000	3,963,837
Sabine Pass Liquefaction LLC, 5.00%, 03/15/2027(b)	7,844,000	7,881,574
Targa Resources Corp., 5.20%, 07/01/2027	3,924,000	3,974,636
TC PipeLines L.P., 3.90%, 05/25/2027	2,611,000	2,554,033
Valero Energy Corp., 2.15%, 09/15/2027(b)	2,999,000	2,815,101
Williams Cos., Inc. (The), 3.75%, 06/15/2027	7,592,000	7,430,172
		149,323,573
Passenger Airlines-0.39%
Southwest Airlines Co., 5.13%, 06/15/2027	9,035,000	9,114,289
Personal Care Products-0.49%
Estee Lauder Cos., Inc. (The), 3.15%, 03/15/2027(b)	2,615,000	2,538,197
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2027 Corporate Bond ETF (BSCR)—(continued)
November 30, 2024
(Unaudited)
	Principal Amount	Value
Personal Care Products-(continued)
Unilever Capital Corp. (United Kingdom)
2.90%, 05/05/2027(b)	$5,230,000	$5,062,767
4.25%, 08/12/2027(b)	3,910,000	3,901,562
		11,502,526
Pharmaceuticals-3.72%
AstraZeneca Finance LLC (United Kingdom), 4.80%, 02/26/2027(b)	6,536,000	6,596,275
AstraZeneca PLC (United Kingdom), 3.13%, 06/12/2027(b)	3,920,000	3,812,831
Bristol-Myers Squibb Co.
4.90%, 02/22/2027(b)	5,226,000	5,286,060
3.25%, 02/27/2027(b)	2,735,000	2,669,945
1.13%, 11/13/2027(b)	5,235,000	4,777,188
Eli Lilly and Co.
4.50%, 02/09/2027	5,230,000	5,252,728
3.10%, 05/15/2027	2,103,000	2,049,220
4.15%, 08/14/2027	3,925,000	3,913,320
Haleon US Capital LLC, 3.38%, 03/24/2027	10,290,000	10,012,036
Johnson & Johnson
2.95%, 03/03/2027(b)	5,231,000	5,080,476
0.95%, 09/01/2027(b)	7,842,000	7,202,182
Merck & Co., Inc., 1.70%, 06/10/2027(b)	7,843,000	7,366,261
Novartis Capital Corp. (Switzerland)
2.00%, 02/14/2027	6,537,000	6,225,285
3.10%, 05/17/2027	5,230,000	5,085,782
Royalty Pharma PLC, 1.75%, 09/02/2027(b)	5,226,000	4,822,009
Viatris, Inc., 2.30%, 06/22/2027	3,915,000	3,674,046
Zoetis, Inc., 3.00%, 09/12/2027(b)	3,928,000	3,776,706
		87,602,350
Professional Services-0.17%
Equifax, Inc., 5.10%, 12/15/2027	3,932,000	3,979,495
Residential REITs-0.13%
Mid-America Apartments L.P., 3.60%, 06/01/2027	3,136,000	3,072,861
Retail REITs-0.81%
Realty Income Corp.
3.00%, 01/15/2027	3,136,000	3,038,048
3.95%, 08/15/2027(b)	3,108,000	3,067,818
Regency Centers L.P., 3.60%, 02/01/2027	2,750,000	2,688,789
Simon Property Group L.P.
1.38%, 01/15/2027	2,874,000	2,692,965
3.38%, 06/15/2027	3,928,000	3,829,226
3.38%, 12/01/2027	3,926,000	3,815,120
		19,131,966
Semiconductors & Semiconductor Equipment-2.77%
Applied Materials, Inc., 3.30%, 04/01/2027(b)	6,279,000	6,127,966
Broadcom Corp./Broadcom Cayman Finance Ltd., 3.88%, 01/15/2027	15,277,000	15,050,902
Broadcom, Inc., 5.05%, 07/12/2027	6,540,000	6,607,157
Intel Corp.
3.75%, 03/25/2027	5,228,000	5,111,771
3.15%, 05/11/2027(b)	5,226,000	5,047,106
3.75%, 08/05/2027(b)	6,539,000	6,372,554
Micron Technology, Inc., 4.19%, 02/15/2027	4,715,000	4,659,526
	Principal Amount	Value
Semiconductors & Semiconductor Equipment-(continued)
QUALCOMM, Inc., 3.25%, 05/20/2027(b)	$10,486,000	$10,207,387
Texas Instruments, Inc.
4.60%, 02/08/2027	3,400,000	3,419,656
2.90%, 11/03/2027(b)	2,611,000	2,511,796
		65,115,821
Software-3.55%
Accenture Capital, Inc., 3.90%, 10/04/2027	5,750,000	5,685,869
Adobe, Inc.
2.15%, 02/01/2027	4,450,000	4,251,563
4.85%, 04/04/2027(b)	2,613,000	2,642,868
Autodesk, Inc., 3.50%, 06/15/2027	2,618,000	2,549,186
Cadence Design Systems, Inc., 4.20%, 09/10/2027	2,612,000	2,596,691
Intuit, Inc., 1.35%, 07/15/2027(b)	2,606,000	2,413,488
Microsoft Corp., 3.30%, 02/06/2027(b)	20,925,000	20,530,403
Oracle Corp.
2.80%, 04/01/2027(b)	11,773,000	11,325,370
3.25%, 11/15/2027(b)	14,386,000	13,905,868
Roper Technologies, Inc., 1.40%, 09/15/2027(b)	3,657,000	3,366,518
VMware LLC
4.65%, 05/15/2027	2,612,000	2,608,560
3.90%, 08/21/2027	6,579,000	6,445,455
Workday, Inc., 3.50%, 04/01/2027(b)	5,276,000	5,156,175
		83,478,014
Specialized REITs-1.06%
American Tower Corp.
2.75%, 01/15/2027(b)	3,928,000	3,778,046
3.65%, 03/15/2027	3,398,000	3,320,941
3.55%, 07/15/2027(b)	3,920,000	3,813,362
Crown Castle, Inc.
4.00%, 03/01/2027	2,630,000	2,588,555
2.90%, 03/15/2027	3,928,000	3,777,885
3.65%, 09/01/2027	5,235,000	5,089,580
Public Storage Operating Co., 3.09%, 09/15/2027(b)	2,651,000	2,557,150
		24,925,519
Specialty Retail-1.54%
AutoZone, Inc., 3.75%, 06/01/2027(b)	3,138,000	3,075,724
Home Depot, Inc. (The)
2.50%, 04/15/2027(b)	3,920,000	3,760,892
2.88%, 04/15/2027	3,951,000	3,827,315
4.88%, 06/25/2027(b)	5,230,000	5,295,842
2.80%, 09/14/2027(b)	5,229,000	5,025,443
Lowe’s Cos., Inc.
3.35%, 04/01/2027(b)	3,930,000	3,825,373
3.10%, 05/03/2027(b)	7,848,000	7,584,850
O’Reilly Automotive, Inc., 3.60%, 09/01/2027(b)	3,928,000	3,827,121
		36,222,560
Technology Hardware, Storage & Peripherals-2.40%
Apple, Inc.
3.35%, 02/09/2027(b)	11,770,000	11,543,588
3.20%, 05/11/2027	10,458,000	10,198,759
3.00%, 06/20/2027(b)	5,217,000	5,063,938
2.90%, 09/12/2027	10,465,000	10,094,222
3.00%, 11/13/2027(b)	7,843,000	7,588,860
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2027 Corporate Bond ETF (BSCR)—(continued)
November 30, 2024
(Unaudited)
	Principal Amount	Value
Technology Hardware, Storage & Peripherals-(continued)
Hewlett Packard Enterprise Co., 4.40%, 09/25/2027(b)	$6,540,000	$6,504,242
IBM International Capital Pte. Ltd., 4.60%, 02/05/2027(b)	2,610,000	2,620,518
NetApp, Inc., 2.38%, 06/22/2027	2,878,000	2,727,242
		56,341,369
Textiles, Apparel & Luxury Goods-0.21%
NIKE, Inc., 2.75%, 03/27/2027(b)	5,232,000	5,055,874
Tobacco-0.81%
B.A.T Capital Corp. (United Kingdom), 4.70%, 04/02/2027	4,705,000	4,701,668
Philip Morris International, Inc.
4.75%, 02/12/2027(b)	3,920,000	3,938,168
3.13%, 08/17/2027(b)	2,616,000	2,533,746
5.13%, 11/17/2027(b)	7,851,000	7,977,516
		19,151,098
Trading Companies & Distributors-0.53%
Air Lease Corp.
2.20%, 01/15/2027(b)	3,924,000	3,725,777
3.63%, 04/01/2027	2,586,000	2,503,432
3.63%, 12/01/2027(b)	2,616,000	2,532,474
5.85%, 12/15/2027(b)	3,702,000	3,812,760
		12,574,443
Water Utilities-0.24%
American Water Capital Corp., 2.95%, 09/01/2027(b)	3,134,000	3,002,841
Essential Utilities, Inc., 4.80%, 08/15/2027	2,615,000	2,622,229
		5,625,070
Wireless Telecommunication Services-0.39%
Rogers Communications, Inc. (Canada), 3.20%, 03/15/2027	6,745,000	6,522,023
T-Mobile USA, Inc., 5.38%, 04/15/2027	2,635,000	2,647,419
		9,169,442
Total U.S. Dollar Denominated Bonds & Notes (Cost $2,330,572,199)		2,325,956,239
	Shares	Value
Money Market Funds-0.05%
Invesco Government & Agency Portfolio, Institutional Class, 4.57%(c)(d) (Cost $1,072,785)	1,072,785	$1,072,785
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-98.96% (Cost $2,331,644,984)		2,327,029,024
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-18.56%
Invesco Private Government Fund, 4.63%(c)(d)(e)	122,310,525	122,310,525
Invesco Private Prime Fund, 4.71%(c)(d)(e)	314,160,368	314,254,616
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $436,585,270)		436,565,141
TOTAL INVESTMENTS IN SECURITIES-117.52% (Cost $2,768,230,254)		2,763,594,165
OTHER ASSETS LESS LIABILITIES-(17.52)%		(412,028,434)
NET ASSETS-100.00%		$2,351,565,731

Investment Abbreviations:
REIT	-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	All or a portion of this security was out on loan at November 30, 2024.
(c)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended November 30, 2024.

	Value August 31, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value November 30, 2024	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$772,736	$24,222,485	$(23,922,436)	$-	$-	$1,072,785	$48,095
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2027 Corporate Bond ETF (BSCR)—(continued)
November 30, 2024
(Unaudited)
	Value August 31, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value November 30, 2024	Dividend Income
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	$113,845,544	$112,341,761	$(103,876,780)	$-	$-	$122,310,525	$1,322,741 *
Invesco Private Prime Fund	303,382,614	275,619,904	(264,716,084)	(42,843)	11,025	314,254,616	3,528,392 *
Total	$418,000,894	$412,184,150	$(392,515,300)	$(42,843)	$11,025	$437,637,926	$4,899,228

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(d)	The rate shown is the 7-day SEC standardized yield as of November 30, 2024.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco BulletShares 2028 Corporate Bond ETF (BSCS)
November 30, 2024
(Unaudited)

	Principal Amount	Value
U.S. Dollar Denominated Bonds & Notes-98.65%
Aerospace & Defense-2.75%
Boeing Co. (The), 3.25%, 02/01/2028	$6,831,500	$6,459,649
General Dynamics Corp., 3.75%, 05/15/2028	6,197,000	6,057,839
HEICO Corp., 5.25%, 08/01/2028	3,695,000	3,756,325
Huntington Ingalls Industries, Inc., 2.04%, 08/16/2028	3,683,000	3,327,937
L3Harris Technologies, Inc., 4.40%, 06/15/2028	5,237,000	5,186,414
Lockheed Martin Corp., 4.45%, 05/15/2028	3,109,000	3,115,814
Northrop Grumman Corp., 3.25%, 01/15/2028	12,421,000	11,943,815
RTX Corp., 4.13%, 11/16/2028(b)	18,653,000	18,329,661
		58,177,454
Air Freight & Logistics-0.31%
C.H. Robinson Worldwide, Inc., 4.20%, 04/15/2028(b)	3,683,000	3,623,449
FedEx Corp., 3.40%, 02/15/2028(b)	3,080,000	2,977,204
		6,600,653
Automobiles-3.47%
American Honda Finance Corp.
4.70%, 01/12/2028(b)	3,109,000	3,130,473
3.50%, 02/15/2028(b)	3,108,000	3,014,994
2.00%, 03/24/2028(b)	4,648,000	4,289,040
5.13%, 07/07/2028(b)	4,968,000	5,060,489
5.65%, 11/15/2028	4,934,000	5,122,156
Ford Motor Credit Co. LLC
2.90%, 02/16/2028	4,564,000	4,240,542
6.80%, 05/12/2028	9,128,000	9,521,026
6.80%, 11/07/2028	9,315,000	9,752,808
General Motors Co., 5.00%, 10/01/2028	4,657,000	4,683,971
Toyota Motor Corp. (Japan)
5.12%, 07/13/2028	3,108,000	3,179,856
3.67%, 07/20/2028(b)	3,075,000	3,018,471
Toyota Motor Credit Corp.
3.05%, 01/11/2028	3,095,000	2,965,097
4.63%, 01/12/2028(b)	6,280,000	6,312,211
1.90%, 04/06/2028(b)	4,655,000	4,287,974
5.25%, 09/11/2028	4,656,000	4,777,135
		73,356,243
Banks-13.05%
Banco Santander S.A. (Spain)
4.38%, 04/12/2028	7,811,000	7,685,349
5.59%, 08/08/2028(b)	9,330,000	9,553,190
6.61%, 11/07/2028(b)	7,700,000	8,196,623
Bank of Montreal (Canada)
5.20%, 02/01/2028(b)	7,434,000	7,558,415
5.72%, 09/25/2028(b)	6,174,000	6,406,376
Bank of Nova Scotia (The) (Canada), 5.25%, 06/12/2028(b)	4,646,000	4,745,501
Barclays PLC (United Kingdom), 4.84%, 05/09/2028	12,325,000	12,201,032
Canadian Imperial Bank of Commerce (Canada)
5.00%, 04/28/2028(b)	6,216,000	6,275,254
5.99%, 10/03/2028(b)	4,355,000	4,546,053
Citibank N.A., 5.80%, 09/29/2028(b)	15,659,000	16,312,232
Citigroup, Inc., 4.13%, 07/25/2028(b)	12,963,000	12,674,590
	Principal Amount	Value
Banks-(continued)
Discover Bank, 4.65%, 09/13/2028	$5,597,000	$5,542,240
Fifth Third Bancorp, 3.95%, 03/14/2028	4,062,000	3,958,553
KeyCorp, 4.10%, 04/30/2028(b)	4,615,000	4,495,782
Lloyds Banking Group PLC (United Kingdom), 4.38%, 03/22/2028	9,296,000	9,170,470
Manufacturers & Traders Trust Co., 4.70%, 01/27/2028	7,458,000	7,424,040
Mitsubishi UFJ Financial Group, Inc. (Japan)
3.96%, 03/02/2028(b)	8,015,000	7,892,330
4.05%, 09/11/2028(b)	6,154,000	6,067,269
Mizuho Financial Group, Inc. (Japan), 4.02%, 03/05/2028	8,080,000	7,935,420
National Bank of Canada (Canada), 5.60%, 12/18/2028	6,220,000	6,406,799
PNC Bank N.A.
3.25%, 01/22/2028	4,317,000	4,156,124
4.05%, 07/26/2028	7,770,000	7,583,175
Regions Financial Corp., 1.80%, 08/12/2028(b)	3,991,000	3,594,077
Royal Bank of Canada (Canada)
4.90%, 01/12/2028	4,645,000	4,684,434
5.20%, 08/01/2028(b)	6,196,000	6,326,529
Sumitomo Mitsui Financial Group, Inc. (Japan)
5.52%, 01/13/2028(b)	11,695,000	11,985,814
3.54%, 01/17/2028	4,618,000	4,472,591
5.80%, 07/13/2028	4,570,000	4,736,489
3.94%, 07/19/2028(b)	4,624,000	4,526,845
5.72%, 09/14/2028(b)	6,780,000	7,009,381
1.90%, 09/17/2028(b)	12,310,000	11,117,643
Synovus Bank, 5.63%, 02/15/2028(b)	3,106,000	3,127,103
Toronto-Dominion Bank (The) (Canada)
5.16%, 01/10/2028	7,747,000	7,855,851
5.52%, 07/17/2028	7,776,000	7,987,592
U.S. Bancorp, 3.90%, 04/26/2028	5,289,000	5,175,732
UBS AG (Switzerland)
7.50%, 02/15/2028	15,429,000	16,635,099
5.65%, 09/11/2028	9,248,000	9,568,124
		275,590,121
Beverages-1.77%
Anheuser-Busch InBev Worldwide, Inc. (Belgium), 4.00%, 04/13/2028(b)	10,146,557	10,029,392
Coca-Cola Co. (The)
1.50%, 03/05/2028(b)	4,645,000	4,258,973
1.00%, 03/15/2028(b)	8,060,000	7,280,831
Constellation Brands, Inc., 3.60%, 02/15/2028(b)	4,355,000	4,213,249
Diageo Capital PLC (United Kingdom), 3.88%, 05/18/2028(b)	3,080,000	3,028,059
PepsiCo, Inc.
3.60%, 02/18/2028(b)	4,648,000	4,557,111
4.45%, 05/15/2028(b)	4,005,000	4,033,515
		37,401,130
Biotechnology-1.45%
Amgen, Inc.
5.15%, 03/02/2028	23,318,000	23,671,673
1.65%, 08/15/2028	7,664,000	6,906,536
		30,578,209
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2028 Corporate Bond ETF (BSCS)—(continued)
November 30, 2024
(Unaudited)
	Principal Amount	Value
Broadline Retail-0.61%
Amazon.com, Inc., 1.65%, 05/12/2028(b)	$13,988,000	$12,799,365
Building Products-0.31%
Lennox International, Inc., 5.50%, 09/15/2028	3,080,000	3,158,956
Masco Corp., 1.50%, 02/15/2028(b)	3,700,000	3,361,862
		6,520,818
Capital Markets-4.62%
Ameriprise Financial, Inc., 5.70%, 12/15/2028	3,802,000	3,966,478
Ares Capital Corp., 2.88%, 06/15/2028(b)	7,771,000	7,160,248
Ares Management Corp., 6.38%, 11/10/2028(b)	3,071,000	3,246,716
Bank of New York Mellon Corp. (The)
3.40%, 01/29/2028	4,735,041	4,589,776
3.85%, 04/28/2028	5,573,000	5,473,328
1.65%, 07/14/2028	3,069,000	2,790,575
3.00%, 10/30/2028	3,095,000	2,919,457
Blackstone Secured Lending Fund, 2.85%, 09/30/2028(b)	3,989,666	3,646,554
Blue Owl Credit Income Corp., 7.95%, 06/13/2028	3,928,000	4,188,717
Brookfield Finance, Inc. (Canada), 3.90%, 01/25/2028	6,467,000	6,332,946
Charles Schwab Corp. (The)
3.20%, 01/25/2028	4,351,000	4,184,322
2.00%, 03/20/2028(b)	7,773,000	7,168,441
CME Group, Inc., 3.75%, 06/15/2028(b)	3,116,000	3,058,148
FS KKR Capital Corp., 3.13%, 10/12/2028(b)	4,626,000	4,216,856
Jefferies Financial Group, Inc., 5.88%, 07/21/2028	6,214,000	6,408,891
Nasdaq, Inc., 5.35%, 06/28/2028(b)	5,938,000	6,075,975
Nomura Holdings, Inc. (Japan)
5.84%, 01/18/2028	3,284,000	3,373,003
6.07%, 07/12/2028	5,550,000	5,763,857
2.17%, 07/14/2028(b)	6,288,000	5,712,971
Northern Trust Corp., 3.65%, 08/03/2028	3,106,000	3,025,498
S&P Global, Inc., 4.75%, 08/01/2028	4,315,000	4,351,213
		97,653,970
Chemicals-0.91%
Celanese US Holdings LLC, 6.60%, 11/15/2028	6,278,000	6,503,035
Ecolab, Inc., 5.25%, 01/15/2028(b)	3,108,000	3,190,765
Nutrien Ltd. (Canada), 4.90%, 03/27/2028(b)	4,656,000	4,691,893
PPG Industries, Inc., 3.75%, 03/15/2028	4,958,000	4,832,155
		19,217,848
Commercial Services & Supplies-0.94%
CDW LLC/CDW Finance Corp., 3.28%, 12/01/2028	3,081,000	2,872,975
Republic Services, Inc., 3.95%, 05/15/2028	4,925,000	4,821,820
Veralto Corp., 5.35%, 09/18/2028	4,336,000	4,430,453
	Principal Amount	Value
Commercial Services & Supplies-(continued)
Waste Management, Inc.
1.15%, 03/15/2028(b)	$3,093,000	$2,783,806
4.50%, 03/15/2028	5,000,000	4,991,304
		19,900,358
Communications Equipment-0.21%
Motorola Solutions, Inc., 4.60%, 02/23/2028(b)	4,357,000	4,356,828
Consumer Finance-1.85%
Ally Financial, Inc., 2.20%, 11/02/2028(b)	4,617,000	4,162,557
Capital One Financial Corp., 3.80%, 01/31/2028	8,631,000	8,363,683
General Motors Financial Co., Inc.
6.00%, 01/09/2028(b)	6,223,000	6,430,983
2.40%, 04/10/2028	6,205,000	5,735,043
5.80%, 06/23/2028	8,381,000	8,621,909
2.40%, 10/15/2028(b)	6,207,000	5,670,644
		38,984,819
Consumer Staples Distribution & Retail-1.63%
Dollar General Corp.
4.13%, 05/01/2028(b)	3,098,000	3,029,756
5.20%, 07/05/2028	3,088,000	3,112,072
Dollar Tree, Inc., 4.20%, 05/15/2028	7,761,000	7,588,879
Walmart, Inc.
3.90%, 04/15/2028	4,659,000	4,613,516
3.70%, 06/26/2028(b)	9,164,000	9,021,989
1.50%, 09/22/2028(b)	7,725,000	6,992,272
		34,358,484
Containers & Packaging-0.17%
WRKCo, Inc., 4.00%, 03/15/2028	3,673,000	3,583,510
Distributors-0.24%
LKQ Corp., 5.75%, 06/15/2028(b)	4,962,000	5,073,524
Diversified REITs-0.97%
CubeSmart L.P., 2.25%, 12/15/2028	3,419,000	3,104,074
Digital Realty Trust L.P.
5.55%, 01/15/2028	5,593,000	5,725,829
4.45%, 07/15/2028	4,025,000	3,988,001
VICI Properties L.P., 4.75%, 02/15/2028	7,757,000	7,717,546
		20,535,450
Diversified Telecommunication Services-1.28%
AT&T, Inc., 1.65%, 02/01/2028	13,865,000	12,659,005
Verizon Communications, Inc., 2.10%, 03/22/2028	15,506,000	14,309,201
		26,968,206
Electric Utilities-6.34%
Berkshire Hathaway Energy Co., 3.25%, 04/15/2028(b)	3,724,000	3,576,427
CenterPoint Energy Houston Electric LLC, 5.20%, 10/01/2028(b)	3,080,000	3,148,510
Commonwealth Edison Co., 3.70%, 08/15/2028(b)	3,415,000	3,325,095
Constellation Energy Generation LLC, 5.60%, 03/01/2028(b)	4,645,000	4,778,042
Duke Energy Corp., 4.30%, 03/15/2028	5,593,000	5,536,565
Duke Energy Florida LLC, 3.80%, 07/15/2028(b)	3,718,000	3,634,213
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2028 Corporate Bond ETF (BSCS)—(continued)
November 30, 2024
(Unaudited)
	Principal Amount	Value
Electric Utilities-(continued)
Duke Energy Progress LLC, 3.70%, 09/01/2028	$3,106,000	$3,022,198
Edison International
4.13%, 03/15/2028	3,407,000	3,336,884
5.25%, 11/15/2028	3,693,000	3,735,784
Entergy Corp., 1.90%, 06/15/2028	4,037,000	3,680,164
Eversource Energy, 5.45%, 03/01/2028(b)	8,071,000	8,256,377
Exelon Corp., 5.15%, 03/15/2028(b)	6,165,000	6,250,933
Florida Power & Light Co.
5.05%, 04/01/2028	6,220,000	6,332,944
4.40%, 05/15/2028(b)	4,666,000	4,658,407
Georgia Power Co., 4.65%, 05/16/2028	4,656,000	4,672,219
National Rural Utilities Cooperative Finance Corp.
3.40%, 02/07/2028	4,309,000	4,161,322
4.80%, 03/15/2028(b)	3,727,000	3,767,375
NextEra Energy Capital Holdings, Inc.
4.90%, 02/28/2028	7,742,000	7,796,083
1.90%, 06/15/2028(b)	9,323,000	8,495,480
Oncor Electric Delivery Co. LLC, 4.30%, 05/15/2028(b)	3,633,000	3,613,811
Pacific Gas and Electric Co.
3.00%, 06/15/2028(b)	4,958,000	4,666,786
3.75%, 07/01/2028	5,384,000	5,189,394
San Diego Gas & Electric Co., 4.95%, 08/15/2028	3,692,000	3,739,620
Southern California Edison Co.
5.30%, 03/01/2028	4,647,000	4,741,680
5.65%, 10/01/2028(b)	3,395,000	3,511,757
Southern Co. (The), 4.85%, 06/15/2028(b)	4,626,000	4,670,486
Southwestern Electric Power Co., Series M, 4.10%, 09/15/2028	3,576,000	3,505,262
Virginia Electric & Power Co., Series A, 3.80%, 04/01/2028	4,348,000	4,246,861
Xcel Energy, Inc., 4.00%, 06/15/2028	3,909,000	3,815,358
		133,866,037
Electrical Equipment-0.63%
Emerson Electric Co., 2.00%, 12/21/2028(b)	6,243,000	5,675,434
Regal Rexnord Corp., 6.05%, 04/15/2028	7,466,000	7,680,879
		13,356,313
Electronic Equipment, Instruments & Components-1.12%
Arrow Electronics, Inc., 3.88%, 01/12/2028	3,076,000	2,981,624
Avnet, Inc., 6.25%, 03/15/2028(b)	3,098,000	3,208,670
Jabil, Inc., 3.95%, 01/12/2028	3,082,000	3,001,495
TD SYNNEX Corp., 2.38%, 08/09/2028(b)	3,683,000	3,373,845
Teledyne Technologies, Inc., 2.25%, 04/01/2028	4,299,000	3,977,966
Trane Technologies Global Holding Co. Ltd., 3.75%, 08/21/2028(b)	3,412,000	3,326,259
Trimble, Inc., 4.90%, 06/15/2028	3,708,000	3,717,980
		23,587,839
	Principal Amount	Value
Energy Equipment & Services-0.28%
Patterson-UTI Energy, Inc., 3.95%, 02/01/2028	$3,001,000	$2,885,238
Schlumberger Investment S.A., 4.50%, 05/15/2028(b)	3,109,000	3,112,691
		5,997,929
Entertainment-1.09%
Netflix, Inc., 5.88%, 11/15/2028(b)	11,667,000	12,201,423
Take-Two Interactive Software, Inc., 4.95%, 03/28/2028	4,932,000	4,978,552
Walt Disney Co. (The), 2.20%, 01/13/2028(b)	6,221,000	5,832,426
		23,012,401
Financial Services-3.30%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland)
3.88%, 01/23/2028	3,391,000	3,303,903
5.75%, 06/06/2028(b)	6,150,000	6,342,928
3.00%, 10/29/2028(b)	23,112,000	21,587,100
Block Financial LLC, 2.50%, 07/15/2028	3,108,000	2,846,934
Fidelity National Information Services, Inc., 1.65%, 03/01/2028(b)	4,629,000	4,204,285
Fiserv, Inc.
5.45%, 03/02/2028(b)	5,594,000	5,722,784
5.38%, 08/21/2028	4,314,000	4,408,452
LPL Holdings, Inc., 6.75%, 11/17/2028(b)	4,620,000	4,899,157
Mastercard, Inc.
4.10%, 01/15/2028	4,636,000	4,607,948
3.50%, 02/26/2028	3,105,000	3,031,104
4.88%, 03/09/2028	4,618,000	4,695,974
MGIC Investment Corp., 5.25%, 08/15/2028	4,043,000	4,007,313
		69,657,882
Food Products-1.84%
General Mills, Inc.
4.20%, 04/17/2028(b)	8,690,000	8,571,651
5.50%, 10/17/2028	3,086,000	3,174,257
Hormel Foods Corp., 1.70%, 06/03/2028	4,646,000	4,238,653
J.M. Smucker Co. (The), 5.90%, 11/15/2028(b)	4,658,000	4,877,536
JBS USA Holding Lux S.a.r.l./JBS USA Food Co./JBS Lux Co. S.a.r.l., 5.13%, 02/01/2028	5,462,000	5,478,326
Kellanova, 4.30%, 05/15/2028	3,713,000	3,662,139
Mondelez International, Inc., 4.13%, 05/07/2028	2,867,000	2,837,978
The Campbell’s Company, 4.15%, 03/15/2028	6,209,552	6,108,742
		38,949,282
Gas Utilities-0.27%
CenterPoint Energy Resources Corp., 5.25%, 03/01/2028	5,558,000	5,669,076
Ground Transportation-1.02%
Canadian Pacific Railway Co. (Canada), 4.00%, 06/01/2028	3,096,000	3,037,533
CSX Corp., 3.80%, 03/01/2028	4,974,000	4,869,689
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2028 Corporate Bond ETF (BSCS)—(continued)
November 30, 2024
(Unaudited)
	Principal Amount	Value
Ground Transportation-(continued)
Ryder System, Inc.
5.65%, 03/01/2028(b)	$3,107,000	$3,198,848
5.25%, 06/01/2028	4,038,000	4,105,274
Union Pacific Corp., 3.95%, 09/10/2028	6,496,000	6,387,082
		21,598,426
Health Care Equipment & Supplies-1.70%
Abbott Laboratories, 1.15%, 01/30/2028(b)	4,028,000	3,665,053
Baxter International, Inc., 2.27%, 12/01/2028	7,685,000	6,972,485
Becton, Dickinson and Co., 4.69%, 02/13/2028(b)	4,965,000	4,981,500
Edwards Lifesciences Corp., 4.30%, 06/15/2028	3,727,000	3,674,329
Medtronic Global Holdings S.C.A., 4.25%, 03/30/2028(b)	6,175,000	6,152,282
Stryker Corp.
3.65%, 03/07/2028	3,705,000	3,614,242
4.85%, 12/08/2028	3,736,000	3,775,727
Zimmer Biomet Holdings, Inc., 5.35%, 12/01/2028	3,100,000	3,176,513
		36,012,131
Health Care Providers & Services-5.19%
Centene Corp., 2.45%, 07/15/2028	14,232,000	12,879,056
Cigna Group (The), 4.38%, 10/15/2028	23,484,177	23,272,728
CVS Health Corp., 4.30%, 03/25/2028	31,095,000	30,504,020
Elevance Health, Inc., 4.10%, 03/01/2028(b)	7,769,990	7,639,211
HCA, Inc.
5.20%, 06/01/2028	6,166,000	6,239,984
5.63%, 09/01/2028(b)	9,241,000	9,439,362
Humana, Inc.
5.75%, 03/01/2028	3,057,000	3,132,725
5.75%, 12/01/2028(b)	3,100,000	3,192,705
UnitedHealth Group, Inc.
5.25%, 02/15/2028	6,215,000	6,362,183
3.85%, 06/15/2028(b)	7,204,000	7,072,435
		109,734,409
Health Care REITs-0.70%
Healthpeak OP LLC, 2.13%, 12/01/2028(b)	3,105,000	2,818,258
Omega Healthcare Investors, Inc., 4.75%, 01/15/2028(b)	3,384,000	3,362,041
Ventas Realty L.P., 4.00%, 03/01/2028	3,996,000	3,912,676
Welltower OP LLC, 4.25%, 04/15/2028	4,666,000	4,606,490
		14,699,465
Hotels, Restaurants & Leisure-1.51%
Booking Holdings, Inc., 3.55%, 03/15/2028	3,077,000	2,994,382
Expedia Group, Inc., 3.80%, 02/15/2028(b)	6,218,750	6,041,315
Marriott International, Inc., 5.55%, 10/15/2028	4,358,000	4,494,808
McDonald’s Corp.
3.80%, 04/01/2028(b)	6,554,514	6,416,609
4.80%, 08/14/2028(b)	3,729,000	3,761,923
	Principal Amount	Value
Hotels, Restaurants & Leisure-(continued)
Starbucks Corp.
3.50%, 03/01/2028(b)	$3,697,000	$3,592,651
4.00%, 11/15/2028(b)	4,618,000	4,528,227
		31,829,915
Household Durables-0.18%
Mohawk Industries, Inc., 5.85%, 09/18/2028(b)	3,765,000	3,893,955
Household Products-0.47%
Clorox Co. (The), 3.90%, 05/15/2028(b)	3,098,000	3,037,811
Colgate-Palmolive Co., 4.60%, 03/01/2028(b)	3,107,000	3,170,365
Procter & Gamble Co. (The), 3.95%, 01/26/2028	3,736,000	3,720,231
		9,928,407
Independent Power and Renewable Electricity Producers-0.27%
AES Corp. (The), 5.45%, 06/01/2028(b)	5,644,000	5,708,962
Industrial Conglomerates-0.47%
3M Co., 3.63%, 09/14/2028(b)	3,689,000	3,577,947
Eaton Corp., 4.35%, 05/18/2028	3,100,000	3,101,095
Honeywell International, Inc., 4.95%, 02/15/2028	3,108,000	3,163,319
		9,842,361
Industrial REITs-0.22%
Prologis L.P., 4.88%, 06/15/2028(b)	4,665,000	4,726,352
Insurance-0.32%
Lincoln National Corp., 3.80%, 03/01/2028	3,068,000	2,983,150
Willis North America, Inc., 4.50%, 09/15/2028	3,736,000	3,707,181
		6,690,331
Interactive Media & Services-0.44%
Meta Platforms, Inc., 4.60%, 05/15/2028(b)	9,239,000	9,320,289
IT Services-0.47%
DXC Technology Co., 2.38%, 09/15/2028(b)	4,028,000	3,642,419
International Business Machines Corp., 4.50%, 02/06/2028(b)	6,190,000	6,196,926
		9,839,345
Life Sciences Tools & Services-0.32%
Revvity, Inc., 1.90%, 09/15/2028(b)	3,072,000	2,768,729
Thermo Fisher Scientific, Inc., 1.75%, 10/15/2028(b)	4,350,000	3,942,733
		6,711,462
Machinery-2.15%
CNH Industrial Capital LLC, 4.55%, 04/10/2028	3,725,000	3,700,001
Ingersoll Rand, Inc., 5.40%, 08/14/2028	3,078,000	3,150,266
John Deere Capital Corp.
4.75%, 01/20/2028(b)	6,841,000	6,916,048
4.90%, 03/03/2028	4,038,000	4,101,948
1.50%, 03/06/2028(b)	3,097,000	2,827,135
4.95%, 07/14/2028(b)	9,294,000	9,460,178
Otis Worldwide Corp., 5.25%, 08/16/2028(b)	4,608,000	4,702,381
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2028 Corporate Bond ETF (BSCS)—(continued)
November 30, 2024
(Unaudited)
	Principal Amount	Value
Machinery-(continued)
Wabtec Corp., 4.70%, 09/15/2028	$7,693,000	$7,667,720
Xylem, Inc., 1.95%, 01/30/2028	3,168,000	2,934,365
		45,460,042
Marine Transportation-0.14%
Kirby Corp., 4.20%, 03/01/2028	3,096,000	3,029,716
Media-1.98%
Charter Communications Operating LLC/ Charter Communications Operating Capital Corp.
3.75%, 02/15/2028	6,163,000	5,918,711
4.20%, 03/15/2028(b)	7,699,000	7,485,734
Comcast Corp.
3.15%, 02/15/2028(b)	10,165,000	9,749,233
3.55%, 05/01/2028(b)	6,221,000	6,026,378
Discovery Communications LLC, 3.95%, 03/20/2028(b)	10,190,000	9,747,402
Paramount Global, 3.38%, 02/15/2028	2,998,000	2,827,988
		41,755,446
Metals & Mining-0.41%
Freeport-McMoRan, Inc.
4.13%, 03/01/2028	3,013,000	2,939,423
4.38%, 08/01/2028	2,664,000	2,616,774
Nucor Corp., 3.95%, 05/01/2028(b)	3,105,000	3,051,372
		8,607,569
Multi-Utilities-1.51%
DTE Electric Co., Series A, 1.90%, 04/01/2028	3,534,000	3,250,643
DTE Energy Co., 4.88%, 06/01/2028(b)	4,926,000	4,949,457
National Grid PLC (United Kingdom), 5.60%, 06/12/2028	4,345,000	4,464,806
NiSource, Inc., 5.25%, 03/30/2028(b)	6,489,000	6,606,037
Public Service Enterprise Group, Inc., 5.88%, 10/15/2028(b)	3,728,000	3,886,491
Sempra, 3.40%, 02/01/2028	6,174,609	5,934,969
WEC Energy Group, Inc., 2.20%, 12/15/2028(b)	3,102,000	2,829,148
		31,921,551
Oil, Gas & Consumable Fuels-5.76%
BP Capital Markets PLC, 3.72%, 11/28/2028	4,971,000	4,817,410
Chevron USA, Inc., 3.85%, 01/15/2028(b)	3,726,000	3,690,537
Continental Resources, Inc., 4.38%, 01/15/2028(b)	6,154,000	6,024,782
Enbridge, Inc. (Canada), 6.00%, 11/15/2028(b)	4,665,000	4,889,758
Energy Transfer L.P.
5.55%, 02/15/2028	6,159,000	6,308,445
4.95%, 05/15/2028	4,933,500	4,963,470
4.95%, 06/15/2028	6,206,028	6,251,355
6.10%, 12/01/2028	3,106,000	3,255,688
EQM Midstream Partners L.P., 5.50%, 07/15/2028	5,220,000	5,309,186
EQT Corp., 5.70%, 04/01/2028	3,078,000	3,150,878
Equinor ASA (Norway), 3.63%, 09/10/2028(b)	6,220,000	6,069,339
Kinder Morgan, Inc., 4.30%, 03/01/2028	7,770,750	7,684,794
	Principal Amount	Value
Oil, Gas & Consumable Fuels-(continued)
MPLX L.P., 4.00%, 03/15/2028	$7,719,000	$7,543,146
Occidental Petroleum Corp., 6.38%, 09/01/2028	3,556,000	3,705,497
ONEOK, Inc.
4.55%, 07/15/2028(b)	4,974,000	4,949,376
5.65%, 11/01/2028	4,667,000	4,814,203
Ovintiv, Inc., 5.65%, 05/15/2028	4,309,000	4,396,381
Phillips 66, 3.90%, 03/15/2028	4,954,000	4,841,090
Sabine Pass Liquefaction LLC, 4.20%, 03/15/2028	8,391,000	8,264,093
TransCanada PipeLines Ltd. (Canada), 4.25%, 05/15/2028(b)	8,710,000	8,586,919
Valero Energy Corp., 4.35%, 06/01/2028	3,641,000	3,600,113
Valero Energy Partners L.P., 4.50%, 03/15/2028	2,826,000	2,804,880
Williams Cos., Inc. (The), 5.30%, 08/15/2028	5,592,000	5,701,610
		121,622,950
Passenger Airlines-0.12%
Delta Air Lines, Inc., 4.38%, 04/19/2028(b)	2,544,000	2,485,310
Personal Care Products-1.09%
Estee Lauder Cos., Inc. (The), 4.38%, 05/15/2028(b)	4,306,000	4,284,560
Kenvue, Inc., 5.05%, 03/22/2028(b)	6,206,000	6,336,821
Unilever Capital Corp. (United Kingdom)
3.50%, 03/22/2028(b)	8,076,000	7,876,881
4.88%, 09/08/2028(b)	4,351,000	4,427,075
		22,925,337
Pharmaceuticals-3.65%
AstraZeneca Finance LLC (United Kingdom)
4.88%, 03/03/2028(b)	6,849,000	6,937,919
1.75%, 05/28/2028	7,743,000	7,063,529
Bristol-Myers Squibb Co., 3.90%, 02/20/2028(b)	8,983,000	8,847,329
GlaxoSmithKline Capital, Inc. (United Kingdom), 3.88%, 05/15/2028(b)	10,789,786	10,607,521
Johnson & Johnson, 2.90%, 01/15/2028(b)	9,356,000	8,995,909
Merck & Co., Inc.
4.05%, 05/17/2028(b)	3,105,000	3,087,428
1.90%, 12/10/2028(b)	6,193,000	5,626,673
Pfizer, Inc., 3.60%, 09/15/2028(b)	6,184,441	6,023,308
Sanofi S.A., 3.63%, 06/19/2028	6,182,842	6,034,751
Takeda Pharmaceutical Co. Ltd. (Japan), 5.00%, 11/26/2028(b)	10,640,000	10,765,241
Zoetis, Inc., 3.90%, 08/20/2028(b)	3,095,000	3,021,787
		77,011,395
Professional Services-0.90%
Automatic Data Processing, Inc., 1.70%, 05/15/2028	6,163,000	5,657,153
Concentrix Corp., 6.60%, 08/02/2028(b)	5,027,000	5,152,810
Equifax, Inc., 5.10%, 06/01/2028	4,335,000	4,377,731
Jacobs Engineering Group, Inc., 6.35%, 08/18/2028	3,726,000	3,905,619
		19,093,313
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2028 Corporate Bond ETF (BSCS)—(continued)
November 30, 2024
(Unaudited)
	Principal Amount	Value
Real Estate Management & Development-0.19%
Piedmont Operating Partnership L.P., 9.25%, 07/20/2028	$3,710,000	$4,096,643
Residential REITs-0.45%
American Homes 4 Rent L.P., 4.25%, 02/15/2028	3,107,000	3,059,241
ERP Operating L.P., 3.50%, 03/01/2028	3,111,000	3,025,122
Invitation Homes Operating Partnership L.P., 2.30%, 11/15/2028	3,721,000	3,396,961
		9,481,324
Retail REITs-0.54%
Realty Income Corp.
3.40%, 01/15/2028	3,722,000	3,593,931
3.65%, 01/15/2028	3,417,000	3,318,484
Simon Property Group L.P., 1.75%, 02/01/2028	4,968,000	4,569,388
		11,481,803
Semiconductors & Semiconductor Equipment-2.37%
Analog Devices, Inc., 1.70%, 10/01/2028	4,647,000	4,203,863
Broadcom Corp./Broadcom Cayman Finance Ltd., 3.50%, 01/15/2028	4,832,000	4,663,810
Broadcom, Inc., 4.15%, 02/15/2028	5,380,000	5,305,476
Intel Corp.
4.88%, 02/10/2028(b)	10,900,000	10,922,865
1.60%, 08/12/2028	6,154,000	5,482,718
Marvell Technology, Inc., 2.45%, 04/15/2028	4,738,000	4,387,110
Micron Technology, Inc., 5.38%, 04/15/2028(b)	3,696,000	3,766,767
NVIDIA Corp., 1.55%, 06/15/2028(b)	7,742,000	7,061,721
Texas Instruments, Inc., 4.60%, 02/15/2028(b)	4,316,000	4,351,113
		50,145,443
Software-2.12%
Intuit, Inc., 5.13%, 09/15/2028(b)	4,618,000	4,728,879
Oracle Corp.
2.30%, 03/25/2028	12,391,000	11,531,032
4.50%, 05/06/2028	4,618,000	4,611,646
Roper Technologies, Inc., 4.20%, 09/15/2028	4,925,000	4,860,455
Salesforce, Inc.
3.70%, 04/11/2028(b)	9,291,000	9,112,962
1.50%, 07/15/2028	6,214,000	5,625,413
VMware LLC, 1.80%, 08/15/2028(b)	4,702,000	4,247,623
		44,718,010
Specialized REITs-2.54%
American Tower Corp.
3.60%, 01/15/2028	4,350,000	4,211,186
1.50%, 01/31/2028	4,038,000	3,655,758
5.50%, 03/15/2028	4,349,000	4,445,114
5.25%, 07/15/2028	3,842,000	3,900,446
5.80%, 11/15/2028(b)	4,604,000	4,769,165
Crown Castle, Inc.
5.00%, 01/11/2028(b)	6,160,000	6,202,401
3.80%, 02/15/2028	6,223,000	6,034,373
4.80%, 09/01/2028	3,733,000	3,724,031
Equinix, Inc., 1.55%, 03/15/2028(b)	4,025,000	3,646,979
	Principal Amount	Value
Specialized REITs-(continued)
Extra Space Storage L.P., 5.70%, 04/01/2028	$3,080,000	$3,175,960
GLP Capital L.P./GLP Financing II, Inc., 5.75%, 06/01/2028	3,185,000	3,240,081
Public Storage Operating Co.
1.85%, 05/01/2028(b)	4,006,000	3,681,986
1.95%, 11/09/2028	3,379,000	3,069,818
		53,757,298
Specialty Retail-1.66%
AutoZone, Inc., 6.25%, 11/01/2028(b)	3,108,000	3,280,700
Dell International LLC/EMC Corp., 5.25%, 02/01/2028(b)	6,167,000	6,279,788
Home Depot, Inc. (The)
0.90%, 03/15/2028	3,083,000	2,766,012
1.50%, 09/15/2028(b)	6,273,000	5,648,872
Lowe’s Cos., Inc.
1.30%, 04/15/2028	6,221,490	5,588,559
1.70%, 09/15/2028	6,213,000	5,591,865
O’Reilly Automotive, Inc., 4.35%, 06/01/2028	3,114,000	3,092,255
TJX Cos., Inc. (The), 1.15%, 05/15/2028	3,100,000	2,785,570
		35,033,621
Technology Hardware, Storage & Peripherals-2.14%
Apple, Inc.
1.20%, 02/08/2028	15,486,000	14,080,138
4.00%, 05/10/2028(b)	9,327,000	9,273,909
1.40%, 08/05/2028(b)	14,234,000	12,855,974
Hewlett Packard Enterprise Co., 5.25%, 07/01/2028(b)	3,405,000	3,466,602
HP, Inc., 4.75%, 01/15/2028(b)	5,595,000	5,620,476
		45,297,099
Tobacco-1.72%
Altria Group, Inc., 6.20%, 11/01/2028	3,105,000	3,262,507
B.A.T Capital Corp. (United Kingdom), 2.26%, 03/25/2028(b)	10,885,500	10,047,856
B.A.T. International Finance PLC (United Kingdom), 4.45%, 03/16/2028(b)	6,213,000	6,163,931
Philip Morris International, Inc.
4.88%, 02/15/2028(b)	9,624,000	9,711,359
3.13%, 03/02/2028(b)	3,103,950	2,975,358
5.25%, 09/07/2028	4,038,000	4,130,876
		36,291,887
Trading Companies & Distributors-0.34%
Air Lease Corp.
5.30%, 02/01/2028(b)	4,310,000	4,378,797
2.10%, 09/01/2028	3,079,750	2,798,612
		7,177,409
Water Utilities-0.18%
American Water Capital Corp., 3.75%, 09/01/2028	3,860,000	3,746,719
Wireless Telecommunication Services-2.00%
Sprint Capital Corp., 6.88%, 11/15/2028	15,201,000	16,332,309
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2028 Corporate Bond ETF (BSCS)—(continued)
November 30, 2024
(Unaudited)
	Principal Amount	Value
Wireless Telecommunication Services-(continued)
T-Mobile USA, Inc.
4.75%, 02/01/2028(b)	$9,331,000	$9,302,501
4.95%, 03/15/2028(b)	6,162,000	6,213,209
4.80%, 07/15/2028	5,545,000	5,559,472
Vodafone Group PLC (United Kingdom), 4.38%, 05/30/2028(b)	4,934,000	4,939,601
		42,347,092
Total U.S. Dollar Denominated Bonds & Notes (Cost $2,078,901,517)		2,083,776,536
	Shares
Money Market Funds-0.32%
Invesco Government & Agency Portfolio, Institutional Class, 4.57%(c)(d) (Cost $6,867,209)	6,867,209	6,867,209
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-98.97% (Cost $2,085,768,726)		2,090,643,745
	Shares	Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-18.50%
Invesco Private Government Fund, 4.63%(c)(d)(e)	109,462,870	$109,462,870
Invesco Private Prime Fund, 4.71%(c)(d)(e)	281,176,613	281,260,966
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $390,740,892)		390,723,836
TOTAL INVESTMENTS IN SECURITIES-117.47% (Cost $2,476,509,618)		2,481,367,581
OTHER ASSETS LESS LIABILITIES-(17.47)%		(369,052,260)
NET ASSETS-100.00%		$2,112,315,321

Investment Abbreviations:
REIT	-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	All or a portion of this security was out on loan at November 30, 2024.
(c)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended November 30, 2024.

	Value August 31, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value November 30, 2024	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$74,172	$29,050,407	$(22,257,370)	$-	$-	$6,867,209	$53,075
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	115,834,395	121,927,396	(128,298,921)	-	-	109,462,870	1,516,879 *
Invesco Private Prime Fund	301,952,584	227,653,558	(248,311,256)	(38,999)	5,079	281,260,966	4,059,407 *
Total	$417,861,151	$378,631,361	$(398,867,547)	$(38,999)	$5,079	$397,591,045	$5,629,361

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(d)	The rate shown is the 7-day SEC standardized yield as of November 30, 2024.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco BulletShares 2029 Corporate Bond ETF (BSCT)
November 30, 2024
(Unaudited)

	Principal Amount	Value
U.S. Dollar Denominated Bonds & Notes-98.83%
Aerospace & Defense-1.25%
Boeing Co. (The), 3.20%, 03/01/2029(b)	$4,150,000	$3,830,400
Howmet Aerospace, Inc., 3.00%, 01/15/2029(b)	2,850,000	2,662,639
L3Harris Technologies, Inc., 5.05%, 06/01/2029	3,110,000	3,149,432
Lockheed Martin Corp., 4.50%, 02/15/2029	2,700,000	2,698,706
Northrop Grumman Corp., 4.60%, 02/01/2029	2,070,000	2,071,381
RTX Corp.
5.75%, 01/15/2029	2,070,000	2,158,429
7.50%, 09/15/2029	1,715,000	1,918,960
		18,489,947
Air Freight & Logistics-0.38%
GXO Logistics, Inc., 6.25%, 05/06/2029	2,550,000	2,640,397
United Parcel Service, Inc., 3.40%, 03/15/2029(b)	3,115,000	2,993,334
		5,633,731
Automobile Components-0.30%
Aptiv PLC/Aptiv Global Financing DAC, 4.65%, 09/13/2029(b)	2,280,000	2,232,561
BorgWarner, Inc., 4.95%, 08/15/2029(b)	2,141,000	2,145,018
		4,377,579
Automobiles-3.63%
American Honda Finance Corp.
2.25%, 01/12/2029	2,692,000	2,453,893
4.90%, 03/13/2029(b)	3,113,000	3,145,251
4.40%, 09/05/2029(b)	3,103,000	3,069,649
Ford Motor Credit Co. LLC
2.90%, 02/10/2029	3,112,000	2,814,732
5.80%, 03/08/2029(b)	6,640,000	6,708,503
5.11%, 05/03/2029	6,167,000	6,065,262
5.30%, 09/06/2029(b)	3,738,000	3,702,765
General Motors Co., 5.40%, 10/15/2029	4,146,000	4,216,522
PACCAR Financial Corp., 4.60%, 01/31/2029(b)	2,450,000	2,466,910
Toyota Motor Corp. (Japan), 2.76%, 07/02/2029	2,077,000	1,935,535
Toyota Motor Credit Corp.
4.65%, 01/05/2029(b)	3,320,000	3,337,890
3.65%, 01/08/2029	2,055,000	1,984,594
5.05%, 05/16/2029(b)	4,151,000	4,231,910
4.45%, 06/29/2029(b)	3,321,000	3,306,894
4.55%, 08/09/2029(b)	4,150,000	4,148,601
		53,588,911
Banks-6.18%
Banco Bilbao Vizcaya Argentaria S.A. (Spain), 5.38%, 03/13/2029	4,075,000	4,149,361
Bank of Nova Scotia (The) (Canada), 5.45%, 08/01/2029(b)	2,961,000	3,047,022
Canadian Imperial Bank of Commerce (Canada), 5.26%, 04/08/2029(b)	4,725,000	4,817,680
Citibank N.A., 4.84%, 08/06/2029(b)	6,220,000	6,258,728
Cooperatieve Rabobank U.A. (Netherlands)
4.80%, 01/09/2029(b)	2,070,000	2,091,876
4.49%, 10/17/2029	3,000,000	2,979,001
KeyCorp, 2.55%, 10/01/2029(b)	3,076,000	2,761,531
	Principal Amount	Value
Banks-(continued)
Mitsubishi UFJ Financial Group, Inc. (Japan)
3.74%, 03/07/2029(b)	$6,235,000	$6,044,344
3.20%, 07/18/2029	7,332,000	6,885,337
National Bank of Canada (Canada), 4.50%, 10/10/2029(b)	4,150,000	4,092,507
PNC Bank N.A., 2.70%, 10/22/2029	3,114,000	2,809,695
PNC Financial Services Group, Inc. (The), 3.45%, 04/23/2029(b)	6,226,000	5,937,653
Royal Bank of Canada (Canada), 4.95%, 02/01/2029(b)	4,145,000	4,198,949
Sumitomo Mitsui Financial Group, Inc. (Japan)
2.47%, 01/14/2029(b)	2,075,000	1,903,774
5.32%, 07/09/2029	3,110,000	3,184,528
3.04%, 07/16/2029	10,381,000	9,647,463
2.72%, 09/27/2029(b)	2,075,000	1,895,033
Toronto-Dominion Bank (The) (Canada), 4.99%, 04/05/2029(b)	3,735,000	3,777,266
Truist Financial Corp., 3.88%, 03/19/2029	2,660,000	2,558,714
Wells Fargo & Co., 4.15%, 01/24/2029	10,371,000	10,161,928
Zions Bancorporation N.A., 3.25%, 10/29/2029(b)	2,070,000	1,844,515
		91,046,905
Beverages-2.80%
Anheuser-Busch InBev Worldwide, Inc. (Belgium), 4.75%, 01/23/2029	17,631,000	17,811,489
Coca-Cola Co. (The), 2.13%, 09/06/2029(b)	4,152,000	3,762,463
Coca-Cola Consolidated, Inc., 5.25%, 06/01/2029(b)	2,907,000	2,976,791
Diageo Capital PLC (United Kingdom), 2.38%, 10/24/2029(b)	4,149,000	3,761,909
Keurig Dr Pepper, Inc.
5.05%, 03/15/2029(b)	3,113,000	3,156,648
3.95%, 04/15/2029(b)	4,093,000	3,972,780
PepsiCo, Inc.
7.00%, 03/01/2029	2,111,000	2,327,653
4.50%, 07/17/2029(b)	3,530,000	3,556,303
		41,326,036
Biotechnology-2.68%
AbbVie, Inc.
4.80%, 03/15/2029	10,370,000	10,463,775
3.20%, 11/21/2029	22,558,000	21,156,475
Amgen, Inc.
3.00%, 02/22/2029	3,108,000	2,915,728
4.05%, 08/18/2029	5,183,000	5,045,058
		39,581,036
Broadline Retail-0.84%
Amazon.com, Inc.
3.45%, 04/13/2029(b)	6,227,000	6,031,954
4.65%, 12/01/2029(b)	6,225,000	6,322,479
		12,354,433
Building Products-0.60%
CRH SMW Finance DAC, 5.20%, 05/21/2029(b)	3,110,000	3,164,885
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2029 Corporate Bond ETF (BSCT)—(continued)
November 30, 2024
(Unaudited)
	Principal Amount	Value
Building Products-(continued)
Fortune Brands Innovations, Inc., 3.25%, 09/15/2029(b)	$2,940,000	$2,749,903
Johnson Controls International PLC/Tyco Fire & Security Finance S.C.A., 5.50%, 04/19/2029(b)	2,871,000	2,962,071
		8,876,859
Capital Markets-4.11%
Ares Capital Corp.
5.88%, 03/01/2029	4,150,000	4,214,978
5.95%, 07/15/2029(b)	3,530,000	3,593,746
Bank of New York Mellon Corp. (The), 3.30%, 08/23/2029	3,156,000	2,965,044
BlackRock, Inc., 3.25%, 04/30/2029(b)	4,107,000	3,917,546
Blue Owl Capital Corp., 5.95%, 03/15/2029	4,145,000	4,181,762
Blue Owl Credit Income Corp., 7.75%, 01/15/2029	2,248,000	2,402,675
Brookfield Finance, Inc. (Canada), 4.85%, 03/29/2029(b)	4,185,000	4,198,672
Charles Schwab Corp. (The)
4.00%, 02/01/2029(b)	2,490,000	2,437,444
3.25%, 05/22/2029(b)	2,490,000	2,356,165
Deutsche Bank AG (Germany), 5.41%, 05/10/2029	4,150,000	4,236,869
FS KKR Capital Corp., 6.88%, 08/15/2029(b)	2,550,000	2,655,427
Golub Capital BDC, Inc., 6.00%, 07/15/2029(b)	2,490,000	2,509,857
Lazard Group LLC, 4.38%, 03/11/2029	2,056,000	2,018,197
Marex Group PLC (United Kingdom), 6.40%, 11/04/2029	2,000,000	2,023,218
Nomura Holdings, Inc. (Japan)
2.71%, 01/22/2029	2,070,000	1,894,314
5.61%, 07/06/2029	2,490,000	2,557,663
Northern Trust Corp., 3.15%, 05/03/2029(b)	2,077,000	1,972,266
S&P Global, Inc.
2.70%, 03/01/2029(b)	5,092,000	4,736,273
4.25%, 05/01/2029(b)	3,825,000	3,778,658
2.50%, 12/01/2029	2,071,000	1,881,268
		60,532,042
Chemicals-1.94%
Air Products and Chemicals, Inc., 4.60%, 02/08/2029	3,110,000	3,130,443
Celanese US Holdings LLC, 6.33%, 07/15/2029	3,110,000	3,215,562
Dow Chemical Co. (The), 7.38%, 11/01/2029	3,196,000	3,554,019
Eastman Chemical Co., 5.00%, 08/01/2029(b)	2,140,000	2,158,792
FMC Corp., 3.45%, 10/01/2029	2,045,000	1,899,802
Huntsman International LLC, 4.50%, 05/01/2029	3,081,000	2,968,525
Nutrien Ltd. (Canada), 4.20%, 04/01/2029(b)	3,111,000	3,053,498
Olin Corp., 5.63%, 08/01/2029	2,743,000	2,724,425
Rohm & Haas Co., 7.85%, 07/15/2029	2,469,000	2,758,063
Sherwin-Williams Co. (The), 2.95%, 08/15/2029	3,315,000	3,073,124
		28,536,253
	Principal Amount	Value
Commercial Services & Supplies-0.53%
CDW LLC/CDW Finance Corp., 3.25%, 02/15/2029	$2,949,000	$2,730,025
Waste Connections, Inc., 3.50%, 05/01/2029(b)	2,072,000	1,982,205
Waste Management, Inc., 4.88%, 02/15/2029(b)	3,110,000	3,156,355
		7,868,585
Communications Equipment-1.07%
Cisco Systems, Inc., 4.85%, 02/26/2029(b)	10,376,000	10,545,872
Juniper Networks, Inc., 3.75%, 08/15/2029(b)	2,079,000	1,987,012
Motorola Solutions, Inc., 4.60%, 05/23/2029(b)	3,320,000	3,305,789
		15,838,673
Construction & Engineering-0.16%
MasTec, Inc., 5.90%, 06/15/2029	2,329,000	2,391,999
Construction Materials-0.14%
Amcor Group Finance PLC, 5.45%, 05/23/2029	2,070,000	2,110,934
Consumer Finance-1.98%
American Express Co., 4.05%, 05/03/2029(b)	4,150,000	4,082,474
General Motors Financial Co., Inc.
5.80%, 01/07/2029(b)	6,220,000	6,399,509
5.65%, 01/17/2029	2,070,000	2,121,950
4.30%, 04/06/2029(b)	4,568,000	4,447,656
5.55%, 07/15/2029(b)	5,190,000	5,307,727
4.90%, 10/06/2029(b)	4,150,000	4,134,547
Synchrony Financial, 5.15%, 03/19/2029	2,671,000	2,651,134
		29,144,997
Consumer Staples Distribution & Retail-1.33%
Ahold Finance USA LLC (Netherlands), 6.88%, 05/01/2029	2,043,000	2,215,618
Kroger Co. (The)
4.50%, 01/15/2029(b)	2,485,000	2,471,675
4.65%, 09/15/2029	5,810,000	5,826,255
Sysco Corp., 5.75%, 01/17/2029	2,093,000	2,173,555
Target Corp., 3.38%, 04/15/2029(b)	4,120,000	3,949,624
Walmart, Inc., 3.25%, 07/08/2029(b)	3,043,000	2,933,246
		19,569,973
Containers & Packaging-0.51%
Packaging Corp. of America, 3.00%, 12/15/2029(b)	2,076,000	1,919,153
Sonoco Products Co., 4.60%, 09/01/2029	2,490,000	2,447,754
WRKCo, Inc., 4.90%, 03/15/2029(b)	3,112,000	3,117,453
		7,484,360
Distributors-0.21%
Genuine Parts Co., 4.95%, 08/15/2029	3,080,000	3,080,415
Diversified Consumer Services-0.26%
RELX Capital, Inc. (United Kingdom), 4.00%, 03/18/2029(b)	3,905,000	3,812,012
Diversified REITs-0.24%
Digital Realty Trust L.P., 3.60%, 07/01/2029	3,730,000	3,563,472
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2029 Corporate Bond ETF (BSCT)—(continued)
November 30, 2024
(Unaudited)
	Principal Amount	Value
Diversified Telecommunication Services-2.19%
AT&T, Inc., 4.35%, 03/01/2029(b)	$12,445,000	$12,316,514
Verizon Communications, Inc.
3.88%, 02/08/2029(b)	4,151,000	4,042,149
4.02%, 12/03/2029	16,430,000	15,948,923
		32,307,586
Electric Utilities-5.39%
AEP Texas, Inc., 5.45%, 05/15/2029	2,073,000	2,130,457
American Electric Power Co., Inc., 5.20%, 01/15/2029	4,145,000	4,215,965
Avangrid, Inc., 3.80%, 06/01/2029	3,084,000	2,955,871
Duke Energy Corp.
4.85%, 01/05/2029	2,695,000	2,710,327
3.40%, 06/15/2029	2,492,000	2,359,395
Duke Energy Florida LLC, 2.50%, 12/01/2029	2,905,000	2,637,307
Duke Energy Progress LLC, 3.45%, 03/15/2029(b)	2,491,000	2,387,564
Edison International
5.45%, 06/15/2029	2,070,000	2,112,350
6.95%, 11/15/2029	2,282,000	2,473,048
Evergy, Inc., 2.90%, 09/15/2029	3,320,000	3,054,584
Eversource Energy
5.95%, 02/01/2029	3,320,000	3,460,040
Series O, 4.25%, 04/01/2029	2,037,000	1,994,857
Exelon Corp., 5.15%, 03/15/2029	2,697,000	2,740,678
Florida Power & Light Co., 5.15%, 06/15/2029(b)	3,170,000	3,249,869
MidAmerican Energy Co., 3.65%, 04/15/2029(b)	3,488,000	3,358,743
National Rural Utilities Cooperative Finance Corp., 4.85%, 02/07/2029	2,070,000	2,094,126
Nevada Power Co., Series CC, 3.70%, 05/01/2029(b)	2,076,000	2,001,247
NextEra Energy Capital Holdings, Inc.
4.90%, 03/15/2029(b)	3,732,000	3,760,153
3.50%, 04/01/2029	2,022,000	1,928,631
2.75%, 11/01/2029	4,122,000	3,780,823
Pacific Gas and Electric Co.
6.10%, 01/15/2029	3,522,000	3,673,331
5.55%, 05/15/2029	3,522,000	3,607,608
PacifiCorp, 5.10%, 02/15/2029	2,079,000	2,111,632
Southern California Edison Co.
5.15%, 06/01/2029	2,493,000	2,537,925
Series A, 4.20%, 03/01/2029	2,076,000	2,035,528
Southern Co. (The), 5.50%, 03/15/2029	4,103,000	4,231,594
Tampa Electric Co., 4.90%, 03/01/2029(b)	2,070,000	2,089,342
Virginia Electric & Power Co., Series A, 2.88%, 07/15/2029	2,086,000	1,938,437
Xcel Energy, Inc., 2.60%, 12/01/2029	2,079,000	1,876,417
		79,507,849
Electronic Equipment, Instruments & Components-0.41%
Amphenol Corp., 4.35%, 06/01/2029	2,072,000	2,049,230
Arrow Electronics, Inc., 5.15%, 08/21/2029	2,050,000	2,053,394
Keysight Technologies, Inc., 3.00%, 10/30/2029(b)	2,073,000	1,913,773
		6,016,397
	Principal Amount	Value
Energy Equipment & Services-0.27%
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor, Inc., 3.14%, 11/07/2029	$2,136,000	$1,993,890
NOV, Inc., 3.60%, 12/01/2029(b)	2,029,000	1,911,056
		3,904,946
Entertainment-1.14%
Netflix, Inc., 6.38%, 05/15/2029(b)	3,323,000	3,559,821
Walt Disney Co. (The), 2.00%, 09/01/2029(b)	8,299,000	7,430,315
Warnermedia Holdings, Inc., 4.05%, 03/15/2029(b)	6,200,000	5,867,019
		16,857,155
Financial Services-3.49%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland)
5.10%, 01/19/2029	3,320,000	3,351,187
4.63%, 09/10/2029(b)	5,450,000	5,383,405
BlackRock Funding, Inc., 4.70%, 03/14/2029	2,051,000	2,074,492
Blackstone Private Credit Fund, 4.00%, 01/15/2029	2,640,000	2,509,915
Corebridge Financial, Inc., 3.85%, 04/05/2029	4,145,000	4,001,718
Enact Holdings, Inc., 6.25%, 05/28/2029(b)	3,110,000	3,191,394
Fidelity National Information Services, Inc., 3.75%, 05/21/2029	1,930,000	1,852,513
Fiserv, Inc., 3.50%, 07/01/2029(b)	12,447,000	11,810,009
Global Payments, Inc., 5.30%, 08/15/2029	2,077,000	2,101,613
Mastercard, Inc., 2.95%, 06/01/2029(b)	4,150,000	3,905,324
ORIX Corp. (Japan), 4.65%, 09/10/2029	2,900,000	2,884,702
PayPal Holdings, Inc., 2.85%, 10/01/2029(b)	6,223,000	5,764,482
Radian Group, Inc., 6.20%, 05/15/2029	2,590,000	2,675,643
		51,506,397
Food Products-1.15%
Bunge Ltd. Finance Corp., 4.20%, 09/17/2029(b)	3,320,000	3,256,569
JBS USA Holding Lux S.a.r.l./JBS USA Food Co./JBS Lux Co. S.a.r.l., 3.00%, 02/02/2029(b)	2,460,000	2,269,335
Mondelez International, Inc., 4.75%, 02/20/2029(b)	2,244,000	2,259,203
The Campbell’s Company, 5.20%, 03/21/2029	2,490,000	2,533,047
Tyson Foods, Inc.
4.35%, 03/01/2029	4,149,000	4,071,854
5.40%, 03/15/2029(b)	2,450,000	2,502,892
		16,892,900
Gas Utilities-0.16%
Piedmont Natural Gas Co., Inc., 3.50%, 06/01/2029	2,530,000	2,403,343
Ground Transportation-0.63%
CSX Corp., 4.25%, 03/15/2029(b)	3,940,000	3,902,428
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2029 Corporate Bond ETF (BSCT)—(continued)
November 30, 2024
(Unaudited)
	Principal Amount	Value
Ground Transportation-(continued)
Ryder System, Inc., 5.38%, 03/15/2029(b)	$2,247,000	$2,298,326
Union Pacific Corp., 3.70%, 03/01/2029	3,211,000	3,109,032
		9,309,786
Health Care Equipment & Supplies-1.04%
Becton, Dickinson and Co.
4.87%, 02/08/2029	2,591,000	2,611,616
5.08%, 06/07/2029	2,450,000	2,487,209
DH Europe Finance II S.a.r.l., 2.60%, 11/15/2029(b)	3,281,000	3,003,410
GE HealthCare Technologies, Inc., 4.80%, 08/14/2029(b)	4,150,000	4,158,896
Stryker Corp., 4.25%, 09/11/2029(b)	3,110,000	3,070,302
		15,331,433
Health Care Providers & Services-5.23%
Cardinal Health, Inc., 5.13%, 02/15/2029	2,695,000	2,732,960
Centene Corp., 4.63%, 12/15/2029	13,599,000	13,046,935
Cigna Group (The), 5.00%, 05/15/2029(b)	4,153,000	4,199,617
CommonSpirit Health, 3.35%, 10/01/2029	3,796,000	3,569,671
CVS Health Corp.
5.00%, 01/30/2029	4,149,000	4,161,584
5.40%, 06/01/2029(b)	4,150,000	4,221,321
Elevance Health, Inc.
5.15%, 06/15/2029	2,489,000	2,528,486
2.88%, 09/15/2029	3,427,000	3,151,668
HCA, Inc.
5.88%, 02/01/2029	4,144,000	4,264,410
3.38%, 03/15/2029	2,077,000	1,951,960
4.13%, 06/15/2029	8,302,000	8,017,182
Humana, Inc., 3.70%, 03/23/2029	2,424,000	2,311,149
Icon Investments Six DAC, 5.85%, 05/08/2029	3,105,000	3,190,380
Laboratory Corp. of America Holdings, 2.95%, 12/01/2029	2,693,000	2,469,183
McKesson Corp., 4.25%, 09/15/2029(b)	2,072,000	2,045,464
Quest Diagnostics, Inc.
4.20%, 06/30/2029	2,076,000	2,036,809
4.63%, 12/15/2029	2,492,000	2,473,465
UnitedHealth Group, Inc.
4.25%, 01/15/2029(b)	5,190,000	5,145,329
4.00%, 05/15/2029(b)	3,734,000	3,658,849
Universal Health Services, Inc., 4.63%, 10/15/2029(b)	2,040,000	1,988,577
		77,164,999
Health Care REITs-0.79%
Healthpeak OP LLC, 3.50%, 07/15/2029	2,650,000	2,511,897
Omega Healthcare Investors, Inc., 3.63%, 10/01/2029	2,076,000	1,937,961
Ventas Realty L.P., 4.40%, 01/15/2029	3,111,000	3,064,874
Welltower OP LLC
2.05%, 01/15/2029	2,070,000	1,863,864
4.13%, 03/15/2029	2,277,000	2,225,976
		11,604,572
Hotels, Restaurants & Leisure-0.92%
Las Vegas Sands Corp., 6.00%, 08/15/2029	2,070,000	2,121,510
	Principal Amount	Value
Hotels, Restaurants & Leisure-(continued)
Marriott International, Inc.
4.90%, 04/15/2029	$3,319,000	$3,345,133
4.88%, 05/15/2029(b)	2,056,000	2,070,135
McDonald’s Corp., 5.00%, 05/17/2029	2,079,000	2,115,599
Starbucks Corp., 3.55%, 08/15/2029	4,151,000	3,974,440
		13,626,817
Household Durables-0.33%
Leggett & Platt, Inc., 4.40%, 03/15/2029(b)	2,038,000	1,936,090
Whirlpool Corp., 4.75%, 02/26/2029(b)	2,903,000	2,872,983
		4,809,073
Household Products-0.64%
Clorox Co. (The), 4.40%, 05/01/2029(b)	2,076,000	2,064,813
Kimberly-Clark Corp., 3.20%, 04/25/2029	2,904,000	2,775,846
Procter & Gamble Co. (The)
4.35%, 01/29/2029	2,456,000	2,468,922
4.15%, 10/24/2029	2,070,000	2,066,267
		9,375,848
Industrial Conglomerates-0.82%
3M Co.
3.38%, 03/01/2029(b)	3,324,000	3,169,794
2.38%, 08/26/2029(b)	4,150,000	3,759,135
Honeywell International, Inc.
4.25%, 01/15/2029(b)	3,110,000	3,101,164
4.88%, 09/01/2029(b)	2,079,000	2,115,497
		12,145,590
Insurance-2.59%
Allstate Corp. (The), 5.05%, 06/24/2029	2,060,000	2,090,406
American National Group, Inc., 5.75%, 10/01/2029	2,450,000	2,485,374
Aon Corp., 3.75%, 05/02/2029	3,107,000	2,992,983
Aon North America, Inc., 5.15%, 03/01/2029	4,153,000	4,221,249
Chubb INA Holdings LLC, 4.65%, 08/15/2029	2,900,000	2,915,250
CNA Financial Corp., 3.90%, 05/01/2029	2,074,000	2,010,576
CNO Financial Group, Inc., 5.25%, 05/30/2029	2,078,000	2,085,304
F&G Annuities & Life, Inc., 6.50%, 06/04/2029	2,280,000	2,348,967
Hartford Financial Services Group, Inc. (The), 2.80%, 08/19/2029(b)	2,454,000	2,253,772
Marsh & McLennan Cos., Inc., 4.38%, 03/15/2029(b)	6,228,000	6,182,086
PartnerRe Finance B LLC, 3.70%, 07/02/2029(b)	2,041,000	1,945,175
Principal Financial Group, Inc., 3.70%, 05/15/2029	2,055,000	1,976,004
Progressive Corp. (The), 4.00%, 03/01/2029	2,243,000	2,203,616
Reinsurance Group of America, Inc., 3.90%, 05/15/2029	2,544,000	2,451,241
		38,162,003
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2029 Corporate Bond ETF (BSCT)—(continued)
November 30, 2024
(Unaudited)
	Principal Amount	Value
Interactive Media & Services-0.28%
Meta Platforms, Inc., 4.30%, 08/15/2029(b)	$4,150,000	$4,134,755
IT Services-0.88%
International Business Machines Corp., 3.50%, 05/15/2029	13,485,000	12,923,607
Leisure Products-0.39%
Hasbro, Inc., 3.90%, 11/19/2029(b)	3,692,000	3,509,168
Polaris, Inc., 6.95%, 03/15/2029	2,070,000	2,200,587
		5,709,755
Life Sciences Tools & Services-1.11%
IQVIA, Inc., 6.25%, 02/01/2029	5,214,000	5,443,341
Revvity, Inc., 3.30%, 09/15/2029	3,526,000	3,288,051
Thermo Fisher Scientific, Inc.
5.00%, 01/31/2029(b)	4,152,000	4,231,360
2.60%, 10/01/2029	3,700,000	3,401,961
		16,364,713
Machinery-3.44%
Caterpillar Financial Services Corp.
4.85%, 02/27/2029(b)	2,489,000	2,525,107
4.38%, 08/16/2029(b)	2,489,000	2,479,272
4.70%, 11/15/2029	3,735,000	3,764,667
Caterpillar, Inc., 2.60%, 09/19/2029	2,070,000	1,905,936
CNH Industrial Capital LLC
5.50%, 01/12/2029	2,070,000	2,124,739
5.10%, 04/20/2029(b)	2,486,000	2,516,285
Cummins, Inc., 4.90%, 02/20/2029	2,053,000	2,083,883
Deere & Co., 5.38%, 10/16/2029	2,052,000	2,137,133
IDEX Corp., 4.95%, 09/01/2029	2,070,000	2,083,896
Ingersoll Rand, Inc., 5.18%, 06/15/2029	3,080,000	3,133,913
John Deere Capital Corp.
4.50%, 01/16/2029(b)	4,147,000	4,158,820
3.45%, 03/07/2029	2,493,000	2,396,250
3.35%, 04/18/2029(b)	2,443,000	2,342,981
4.85%, 06/11/2029(b)	3,526,000	3,581,497
Nordson Corp., 4.50%, 12/15/2029	2,490,000	2,454,362
Parker-Hannifin Corp.
3.25%, 06/14/2029	4,145,000	3,922,975
4.50%, 09/15/2029(b)	4,145,000	4,135,757
Trane Technologies Financing Ltd., 3.80%, 03/21/2029	3,105,000	3,012,188
		50,759,661
Media-1.93%
Charter Communications Operating LLC/ Charter Communications Operating Capital Corp.
2.25%, 01/15/2029	5,185,000	4,610,500
5.05%, 03/30/2029(b)	5,182,000	5,136,408
6.10%, 06/01/2029	6,220,000	6,400,996
Comcast Corp.
4.55%, 01/15/2029(b)	4,151,000	4,156,650
5.10%, 06/01/2029	3,110,000	3,177,206
Discovery Communications LLC, 4.13%, 05/15/2029(b)	3,107,000	2,938,102
Paramount Global, 4.20%, 06/01/2029(b)	2,088,000	1,989,605
		28,409,467
	Principal Amount	Value
Metals & Mining-0.14%
ArcelorMittal S.A. (Luxembourg), 4.25%, 07/16/2029(b)	$2,133,000	$2,092,604
Multi-Utilities-1.70%
Ameren Corp., 5.00%, 01/15/2029	2,850,000	2,877,270
CenterPoint Energy, Inc., 5.40%, 06/01/2029	2,888,000	2,950,619
Consumers Energy Co.
4.90%, 02/15/2029	2,079,000	2,104,845
4.60%, 05/30/2029(b)	2,490,000	2,499,422
DTE Energy Co.
5.10%, 03/01/2029	4,980,000	5,038,377
Series C, 3.40%, 06/15/2029	1,987,000	1,882,785
NiSource, Inc., 5.20%, 07/01/2029	2,490,000	2,533,716
Public Service Enterprise Group, Inc., 5.20%, 04/01/2029	3,110,000	3,176,058
Sempra, 3.70%, 04/01/2029	2,042,000	1,957,204
		25,020,296
Office REITs-0.22%
Boston Properties L.P., 3.40%, 06/21/2029	3,522,000	3,262,680
Oil, Gas & Consumable Fuels-7.69%
Boardwalk Pipelines L.P., 4.80%, 05/03/2029	2,037,000	2,027,393
BP Capital Markets America, Inc.
4.70%, 04/10/2029(b)	5,110,000	5,132,131
4.97%, 10/17/2029(b)	3,090,000	3,134,796
Cheniere Energy Partners L.P., 4.50%, 10/01/2029(b)	6,131,000	5,972,613
Chevron USA, Inc., 3.25%, 10/15/2029	2,035,000	1,933,017
ConocoPhillips Co., 6.95%, 04/15/2029(b)	4,883,000	5,360,592
DCP Midstream Operating L.P., 5.13%, 05/15/2029	2,449,000	2,473,297
Diamondback Energy, Inc., 3.50%, 12/01/2029	3,754,000	3,526,691
Enbridge, Inc. (Canada)
5.30%, 04/05/2029	3,066,000	3,123,479
3.13%, 11/15/2029	4,092,000	3,794,883
Energy Transfer L.P.
5.25%, 04/15/2029	6,159,000	6,252,446
5.25%, 07/01/2029(b)	4,190,000	4,254,794
4.15%, 09/15/2029	2,242,000	2,177,687
Enterprise Products Operating LLC, 3.13%, 07/31/2029(b)	5,109,000	4,801,979
Expand Energy Corp., 5.38%, 02/01/2029(b)	2,897,000	2,885,330
Exxon Mobil Corp., 2.44%, 08/16/2029(b)	5,214,000	4,785,259
Kinder Morgan, Inc.
5.00%, 02/01/2029	5,106,000	5,145,122
5.10%, 08/01/2029(b)	2,040,000	2,065,826
Marathon Oil Corp., 5.30%, 04/01/2029	2,468,000	2,542,270
MPLX L.P., 4.80%, 02/15/2029	3,054,000	3,055,569
Occidental Petroleum Corp., 5.20%, 08/01/2029(b)	5,005,000	5,025,490
ONEOK, Inc.
4.35%, 03/15/2029	2,868,000	2,818,068
4.40%, 10/15/2029	2,540,000	2,496,254
Phillips 66 Co., 3.15%, 12/15/2029	2,330,000	2,159,091
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2029 Corporate Bond ETF (BSCT)—(continued)
November 30, 2024
(Unaudited)
	Principal Amount	Value
Oil, Gas & Consumable Fuels-(continued)
Shell Finance US, Inc., 2.38%, 11/07/2029	$3,050,000	$2,767,076
Shell International Finance B.V., 2.38%, 11/07/2029(b)	5,971,000	5,465,455
Targa Resources Corp., 6.15%, 03/01/2029	4,110,000	4,316,973
TotalEnergies Capital International S.A. (France), 3.46%, 02/19/2029(b)	5,213,000	5,007,156
Valero Energy Corp., 4.00%, 04/01/2029(b)	1,787,000	1,734,840
Western Midstream Operating L.P., 6.35%, 01/15/2029	2,451,000	2,555,834
Williams Cos., Inc. (The), 4.90%, 03/15/2029	4,510,000	4,529,235
		113,320,646
Paper & Forest Products-0.16%
Georgia-Pacific LLC, 7.75%, 11/15/2029	2,081,000	2,374,537
Passenger Airlines-0.12%
Delta Air Lines, Inc., 3.75%, 10/28/2029(b)	1,933,000	1,803,711
Personal Care Products-0.38%
Estee Lauder Cos., Inc. (The), 2.38%, 12/01/2029(b)	2,701,000	2,424,578
Unilever Capital Corp. (United Kingdom), 2.13%, 09/06/2029	3,524,000	3,179,828
		5,604,406
Pharmaceuticals-4.17%
AstraZeneca Finance LLC (United Kingdom), 4.85%, 02/26/2029(b)	5,190,000	5,255,543
AstraZeneca PLC (United Kingdom), 4.00%, 01/17/2029(b)	4,144,000	4,072,360
Bristol-Myers Squibb Co., 4.90%, 02/22/2029(b)	7,258,000	7,363,920
Eli Lilly and Co.
4.50%, 02/09/2029	4,110,000	4,128,134
3.38%, 03/15/2029	3,842,000	3,693,845
4.20%, 08/14/2029(b)	4,150,000	4,114,413
GlaxoSmithKline Capital PLC (United Kingdom), 3.38%, 06/01/2029(b)	4,142,000	3,960,980
Haleon US Capital LLC, 3.38%, 03/24/2029	4,140,000	3,925,474
Johnson & Johnson, 4.80%, 06/01/2029	4,770,000	4,869,028
Merck & Co., Inc., 3.40%, 03/07/2029	7,258,000	6,967,817
Novartis Capital Corp. (Switzerland), 3.80%, 09/18/2029	4,150,000	4,038,731
Pfizer, Inc., 3.45%, 03/15/2029(b)	7,265,000	6,985,364
Royalty Pharma PLC, 5.15%, 09/02/2029	2,140,000	2,154,725
		61,530,334
Professional Services-0.38%
Broadridge Financial Solutions, Inc., 2.90%, 12/01/2029(b)	3,109,000	2,843,903
Equifax, Inc., 4.80%, 09/15/2029	2,750,000	2,736,738
		5,580,641
Real Estate Management & Development-0.14%
CBRE Services, Inc., 5.50%, 04/01/2029	2,078,000	2,135,573
	Principal Amount	Value
Residential REITs-0.60%
Camden Property Trust, 3.15%, 07/01/2029(b)	$2,485,000	$2,337,343
ERP Operating L.P., 3.00%, 07/01/2029	2,493,000	2,327,740
Essex Portfolio L.P., 4.00%, 03/01/2029	2,040,000	1,976,575
Sun Communities Operating L.P., 5.50%, 01/15/2029	2,110,000	2,137,056
		8,778,714
Retail REITs-0.61%
Realty Income Corp.
3.25%, 06/15/2029	2,078,000	1,959,447
3.10%, 12/15/2029	2,475,000	2,300,809
Simon Property Group L.P., 2.45%, 09/13/2029	5,210,000	4,727,695
		8,987,951
Semiconductors & Semiconductor Equipment-3.68%
Applied Materials, Inc., 4.80%, 06/15/2029	2,900,000	2,941,975
Broadcom, Inc., 5.05%, 07/12/2029	9,330,000	9,436,957
Intel Corp.
4.00%, 08/05/2029(b)	3,531,000	3,409,669
2.45%, 11/15/2029(b)	8,292,000	7,409,099
KLA Corp., 4.10%, 03/15/2029	3,316,000	3,266,508
Lam Research Corp., 4.00%, 03/15/2029	4,145,000	4,069,661
Marvell Technology, Inc., 5.75%, 02/15/2029	2,073,000	2,141,807
Microchip Technology, Inc., 5.05%, 03/15/2029	4,153,000	4,176,259
Micron Technology, Inc.
5.33%, 02/06/2029	2,962,000	3,009,065
6.75%, 11/01/2029(b)	5,190,000	5,587,866
Qorvo, Inc., 4.38%, 10/15/2029(b)	3,511,000	3,316,395
Texas Instruments, Inc.
4.60%, 02/08/2029	2,695,000	2,715,250
2.25%, 09/04/2029(b)	3,111,000	2,823,546
		54,304,057
Software-2.47%
Accenture Capital, Inc., 4.05%, 10/04/2029(b)	4,980,000	4,894,361
Adobe, Inc., 4.80%, 04/04/2029(b)	3,113,000	3,161,670
Atlassian Corp., 5.25%, 05/15/2029	2,071,000	2,112,103
Cadence Design Systems, Inc., 4.30%, 09/10/2029	4,150,000	4,101,897
CrowdStrike Holdings, Inc., 3.00%, 02/15/2029(b)	3,055,000	2,792,543
Oracle Corp.
4.20%, 09/27/2029(b)	6,220,000	6,087,573
6.15%, 11/09/2029	5,185,000	5,505,165
Roper Technologies, Inc.
2.95%, 09/15/2029	2,948,000	2,721,604
4.50%, 10/15/2029	2,072,000	2,054,284
Workday, Inc., 3.70%, 04/01/2029	3,114,000	2,998,780
		36,429,980
Specialized REITs-2.02%
American Tower Corp.
5.20%, 02/15/2029(b)	2,694,000	2,736,259
3.95%, 03/15/2029	2,450,000	2,371,880
3.80%, 08/15/2029	6,843,000	6,559,432
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2029 Corporate Bond ETF (BSCT)—(continued)
November 30, 2024
(Unaudited)
	Principal Amount	Value
Specialized REITs-(continued)
Crown Castle, Inc.
4.30%, 02/15/2029	$2,490,000	$2,436,670
5.60%, 06/01/2029	3,115,000	3,207,548
4.90%, 09/01/2029	2,290,000	2,287,882
GLP Capital L.P./GLP Financing II, Inc., 5.30%, 01/15/2029	3,062,000	3,066,382
Public Storage Operating Co.
5.13%, 01/15/2029(b)	2,077,000	2,126,027
3.39%, 05/01/2029	2,050,000	1,952,821
Weyerhaeuser Co., 4.00%, 11/15/2029	3,084,000	2,974,159
		29,719,060
Specialty Retail-2.25%
AutoZone, Inc., 5.10%, 07/15/2029	2,490,000	2,527,734
Dell International LLC/EMC Corp., 5.30%, 10/01/2029	7,234,000	7,392,163
Home Depot, Inc. (The)
4.90%, 04/15/2029	3,110,000	3,163,062
2.95%, 06/15/2029	7,266,000	6,807,423
4.75%, 06/25/2029(b)	5,190,000	5,247,898
Lowe’s Cos., Inc., 3.65%, 04/05/2029(b)	6,225,000	5,981,071
O’Reilly Automotive, Inc., 3.90%, 06/01/2029	2,073,000	2,008,352
		33,127,703
Technology Hardware, Storage & Peripherals-1.74%
Apple, Inc.
3.25%, 08/08/2029(b)	4,093,000	3,915,450
2.20%, 09/11/2029(b)	7,261,000	6,609,494
Hewlett Packard Enterprise Co., 4.55%, 10/15/2029	7,260,000	7,191,467
HP, Inc., 4.00%, 04/15/2029	4,144,000	4,017,176
IBM International Capital Pte. Ltd., 4.60%, 02/05/2029(b)	2,070,000	2,074,489
Western Digital Corp., 2.85%, 02/01/2029	2,055,000	1,841,327
		25,649,403
Tobacco-1.74%
Altria Group, Inc., 4.80%, 02/14/2029	7,908,000	7,900,400
B.A.T Capital Corp. (United Kingdom), 3.46%, 09/06/2029	2,073,000	1,953,918
B.A.T. International Finance PLC (United Kingdom), 5.93%, 02/02/2029	4,193,000	4,362,111
Philip Morris International, Inc.
3.38%, 08/15/2029	3,157,000	2,994,627
4.63%, 11/01/2029	3,110,000	3,101,928
5.63%, 11/17/2029	5,135,000	5,346,465
		25,659,449
	Principal Amount	Value
Trading Companies & Distributors-0.28%
Air Lease Corp., 5.10%, 03/01/2029(b)	$2,070,000	$2,097,792
GATX Corp., 4.70%, 04/01/2029	2,076,000	2,070,618
		4,168,410
Water Utilities-0.15%
American Water Capital Corp., 3.45%, 06/01/2029	2,280,000	2,168,090
Wireless Telecommunication Services-1.83%
Rogers Communications, Inc. (Canada), 5.00%, 02/15/2029(b)	5,130,000	5,155,348
T-Mobile USA, Inc.
4.85%, 01/15/2029	4,150,000	4,173,675
2.63%, 02/15/2029	4,105,000	3,769,564
2.40%, 03/15/2029	2,046,000	1,858,520
3.38%, 04/15/2029	9,748,000	9,192,978
4.20%, 10/01/2029(b)	2,900,000	2,838,328
		26,988,413
Total U.S. Dollar Denominated Bonds & Notes (Cost $1,455,753,680)		1,457,144,462
	Shares
Money Market Funds-0.01%
Invesco Government & Agency Portfolio, Institutional Class, 4.57%(c)(d) (Cost $194,541)	194,541	194,541
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-98.84% (Cost $1,455,948,221)		1,457,339,003
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-20.38%
Invesco Private Government Fund, 4.63%(c)(d)(e)	84,153,930	84,153,930
Invesco Private Prime Fund, 4.71%(c)(d)(e)	216,164,669	216,229,518
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $300,391,875)		300,383,448
TOTAL INVESTMENTS IN SECURITIES-119.22% (Cost $1,756,340,096)		1,757,722,451
OTHER ASSETS LESS LIABILITIES-(19.22)%		(283,321,529)
NET ASSETS-100.00%		$1,474,400,922

See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2029 Corporate Bond ETF (BSCT)—(continued)
November 30, 2024
(Unaudited)
Investment Abbreviations:
REIT	-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	All or a portion of this security was out on loan at November 30, 2024.
(c)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended November 30, 2024.

	Value August 31, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value November 30, 2024	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$390,604	$14,507,586	$(14,703,649)	$-	$-	$194,541	$29,617
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	55,029,258	82,529,773	(53,405,101)	-	-	84,153,930	823,821 *
Invesco Private Prime Fund	143,491,168	209,824,129	(137,069,490)	(18,163)	1,874	216,229,518	2,203,312 *
Total	$198,911,030	$306,861,488	$(205,178,240)	$(18,163)	$1,874	$300,577,989	$3,056,750

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(d)	The rate shown is the 7-day SEC standardized yield as of November 30, 2024.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco BulletShares 2030 Corporate Bond ETF (BSCU)
November 30, 2024
(Unaudited)

	Principal Amount	Value
U.S. Dollar Denominated Bonds & Notes-98.87%
Aerospace & Defense-2.76%
Boeing Co. (The), 5.15%, 05/01/2030	$20,499,000	$20,418,898
Huntington Ingalls Industries, Inc., 5.35%, 01/15/2030	2,280,000	2,300,143
RTX Corp., 2.25%, 07/01/2030(b)	4,556,000	4,006,843
Textron, Inc., 3.00%, 06/01/2030	2,949,000	2,679,604
		29,405,488
Automobile Components-0.28%
Magna International, Inc. (Canada), 2.45%, 06/15/2030	3,403,000	3,011,267
Automobiles-2.87%
American Honda Finance Corp.
4.60%, 04/17/2030(b)	3,174,000	3,159,222
5.85%, 10/04/2030	2,271,000	2,395,559
Ford Motor Credit Co. LLC
7.35%, 03/06/2030(b)	5,230,000	5,613,127
7.20%, 06/10/2030	3,867,000	4,133,328
4.00%, 11/13/2030(b)	7,499,000	6,871,604
Toyota Motor Credit Corp.
4.55%, 05/17/2030(b)	3,180,000	3,164,340
5.55%, 11/20/2030(b)	5,035,000	5,246,329
		30,583,509
Banks-5.95%
Banco Santander S.A. (Spain), 3.49%, 05/28/2030	4,550,000	4,185,407
Bank of Nova Scotia (The) (Canada), 4.85%, 02/01/2030(b)	5,695,000	5,727,513
Citizens Financial Group, Inc., 3.25%, 04/30/2030(b)	3,426,000	3,143,048
Huntington National Bank (The), 5.65%, 01/10/2030(b)	4,085,000	4,221,748
Mitsubishi UFJ Financial Group, Inc. (Japan)
2.56%, 02/25/2030(b)	5,214,000	4,693,328
2.05%, 07/17/2030	5,659,000	4,902,812
Sumitomo Mitsui Financial Group, Inc. (Japan)
5.71%, 01/13/2030	6,115,000	6,370,641
2.75%, 01/15/2030	5,682,000	5,139,684
2.13%, 07/08/2030	6,825,000	5,912,149
5.85%, 07/13/2030	2,953,000	3,098,835
2.14%, 09/23/2030	3,858,000	3,308,718
Truist Bank, 2.25%, 03/11/2030	5,685,000	4,937,049
Truist Financial Corp., 1.95%, 06/05/2030(b)	3,419,000	2,951,392
U.S. Bancorp, 1.38%, 07/22/2030(b)	5,712,000	4,782,055
		63,374,379
Beverages-1.83%
Coca-Cola Co. (The), 1.65%, 06/01/2030	6,834,000	5,903,097
Constellation Brands, Inc., 2.88%, 05/01/2030	2,720,000	2,462,779
Diageo Capital PLC (United Kingdom), 2.00%, 04/29/2030	4,560,000	3,992,844
Keurig Dr Pepper, Inc., 3.20%, 05/01/2030(b)	3,418,000	3,163,027
PepsiCo, Inc., 1.63%, 05/01/2030(b)	4,541,000	3,918,030
		19,439,777
	Principal Amount	Value
Biotechnology-3.05%
Amgen, Inc.
2.45%, 02/21/2030	$5,696,000	$5,096,824
5.25%, 03/02/2030	12,527,000	12,811,077
Biogen, Inc., 2.25%, 05/01/2030(b)	6,824,000	5,961,257
Gilead Sciences, Inc., 1.65%, 10/01/2030(b)	4,560,000	3,857,028
Regeneron Pharmaceuticals, Inc., 1.75%, 09/15/2030	5,690,000	4,786,616
		32,512,802
Broadline Retail-1.10%
Amazon.com, Inc., 1.50%, 06/03/2030(b)	9,140,000	7,818,465
eBay, Inc., 2.70%, 03/11/2030	4,345,000	3,925,823
		11,744,288
Building Products-0.23%
Johnson Controls International PLC/Tyco Fire & Security Finance S.C.A., 1.75%, 09/15/2030	2,852,000	2,417,860
Capital Markets-2.10%
Brookfield Finance, Inc. (Canada), 4.35%, 04/15/2030	3,421,000	3,341,696
Cboe Global Markets, Inc., 1.63%, 12/15/2030	2,270,000	1,901,715
CI Financial Corp. (Canada), 3.20%, 12/17/2030	4,154,000	3,636,481
Franklin Resources, Inc., 1.60%, 10/30/2030(b)	3,870,000	3,244,525
Nomura Holdings, Inc. (Japan), 2.68%, 07/16/2030	4,534,000	3,993,854
Northern Trust Corp., 1.95%, 05/01/2030(b)	4,568,000	3,984,244
S&P Global, Inc., 1.25%, 08/15/2030(b)	2,722,000	2,276,626
		22,379,141
Chemicals-2.09%
Air Products and Chemicals, Inc., 2.05%, 05/15/2030(b)	4,098,000	3,603,696
Celanese US Holdings LLC, 6.80%, 11/15/2030(b)	4,491,000	4,731,555
Dow Chemical Co. (The), 2.10%, 11/15/2030(b)	3,729,000	3,207,291
EIDP, Inc., 2.30%, 07/15/2030(b)	2,270,000	2,007,779
Linde, Inc., 1.10%, 08/10/2030(b)	3,178,000	2,662,406
LYB International Finance III LLC, 2.25%, 10/01/2030	2,273,000	1,969,481
Nutrien Ltd. (Canada), 2.95%, 05/13/2030	2,272,000	2,072,439
Sherwin-Williams Co. (The), 2.30%, 05/15/2030	2,270,000	2,007,072
		22,261,719
Commercial Services & Supplies-1.11%
CDW LLC/CDW Finance Corp., 5.10%, 03/01/2030	2,745,000	2,735,846
Republic Services, Inc., 2.30%, 03/01/2030	2,720,000	2,418,850
Waste Management, Inc.
4.63%, 02/15/2030(b)	3,418,000	3,422,607
4.65%, 03/15/2030	3,200,000	3,196,444
		11,773,747
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2030 Corporate Bond ETF (BSCU)—(continued)
November 30, 2024
(Unaudited)
	Principal Amount	Value
Communications Equipment-0.33%
Motorola Solutions, Inc., 2.30%, 11/15/2030	$4,101,000	$3,548,318
Construction & Engineering-0.39%
Quanta Services, Inc., 2.90%, 10/01/2030	4,560,000	4,134,236
Construction Materials-0.49%
Martin Marietta Materials, Inc., Series CB, 2.50%, 03/15/2030	2,170,000	1,945,185
Vulcan Materials Co., 3.50%, 06/01/2030	3,445,000	3,232,035
		5,177,220
Consumer Finance-0.88%
General Motors Financial Co., Inc.
5.85%, 04/06/2030	4,560,000	4,726,402
3.60%, 06/21/2030(b)	5,013,000	4,644,107
		9,370,509
Consumer Staples Distribution & Retail-1.05%
Costco Wholesale Corp., 1.60%, 04/20/2030	7,973,000	6,876,560
Kroger Co. (The), 2.20%, 05/01/2030	2,285,000	2,006,012
Walmart, Inc., 4.00%, 04/15/2030(b)	2,270,000	2,249,703
		11,132,275
Containers & Packaging-0.62%
Amcor Flexibles North America, Inc., 2.63%, 06/19/2030	2,273,000	2,026,510
Avery Dennison Corp., 2.65%, 04/30/2030	2,273,000	2,044,105
Sonoco Products Co., 3.13%, 05/01/2030	2,726,000	2,499,711
		6,570,326
Distributors-0.18%
Genuine Parts Co., 1.88%, 11/01/2030(b)	2,271,000	1,907,644
Diversified Consumer Services-0.48%
RELX Capital, Inc. (United Kingdom), 3.00%, 05/22/2030	3,404,000	3,133,108
Yale University, Series 2020, 1.48%, 04/15/2030(b)	2,315,000	1,995,885
		5,128,993
Diversified REITs-0.42%
VICI Properties L.P., 4.95%, 02/15/2030	4,553,000	4,505,049
Diversified Telecommunication Services-0.77%
Verizon Communications, Inc.
1.50%, 09/18/2030	4,557,000	3,825,150
1.68%, 10/30/2030	5,213,000	4,380,979
		8,206,129
Electric Utilities-5.16%
AEP Texas, Inc., Series I, 2.10%, 07/01/2030	2,724,000	2,363,844
Alabama Power Co., Series 20-A, 1.45%, 09/15/2030(b)	2,724,000	2,289,089
Berkshire Hathaway Energy Co., 3.70%, 07/15/2030	5,006,000	4,783,721
Duke Energy Carolinas LLC, 2.45%, 02/01/2030	2,271,000	2,046,260
	Principal Amount	Value
Electric Utilities-(continued)
Duke Energy Corp., 2.45%, 06/01/2030	$3,858,000	$3,420,311
Duke Energy Florida LLC, 1.75%, 06/15/2030(b)	2,273,000	1,951,782
Entergy Corp., 2.80%, 06/15/2030	2,720,000	2,460,948
Eversource Energy, Series R, 1.65%, 08/15/2030(b)	2,723,000	2,291,978
FirstEnergy Corp., 2.65%, 03/01/2030(b)	2,734,000	2,449,605
Florida Power & Light Co., 4.63%, 05/15/2030	2,282,000	2,295,892
NextEra Energy Capital Holdings, Inc.
5.00%, 02/28/2030(b)	2,754,000	2,793,980
2.25%, 06/01/2030	8,097,000	7,111,642
Pacific Gas and Electric Co., 4.55%, 07/01/2030	14,160,000	13,856,003
PG&E Wildfire Recovery Funding LLC, Series A-1, 3.59%, 06/01/2030(b)	1,779,622	1,729,542
San Diego Gas & Electric Co., Series VVV, 1.70%, 10/01/2030	3,652,000	3,108,534
		54,953,131
Electrical Equipment-0.86%
Acuity Brands Lighting, Inc., 2.15%, 12/15/2030	2,275,000	1,965,236
Emerson Electric Co., 1.95%, 10/15/2030(b)	2,280,000	1,976,705
Regal Rexnord Corp., 6.30%, 02/15/2030	5,005,000	5,222,205
		9,164,146
Electronic Equipment, Instruments & Components-0.38%
Jabil, Inc., 3.60%, 01/15/2030	2,264,000	2,113,921
Teledyne FLIR LLC, 2.50%, 08/01/2030	2,198,000	1,943,068
		4,056,989
Energy Equipment & Services-1.08%
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor, Inc., 4.49%, 05/01/2030	2,268,000	2,249,161
Halliburton Co., 2.92%, 03/01/2030(b)	4,541,000	4,146,155
Schlumberger Investment S.A., 2.65%, 06/26/2030(b)	5,698,000	5,148,572
		11,543,888
Financial Services-2.15%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland), 6.15%, 09/30/2030	3,865,000	4,083,669
Block Financial LLC, 3.88%, 08/15/2030(b)	2,972,000	2,772,450
Fiserv, Inc.
4.75%, 03/15/2030	3,870,000	3,858,113
2.65%, 06/01/2030(b)	4,550,000	4,069,264
Global Payments, Inc., 2.90%, 05/15/2030(b)	4,555,000	4,101,698
PayPal Holdings, Inc., 2.30%, 06/01/2030(b)	4,560,000	4,049,507
		22,934,701
Food Products-2.49%
Hormel Foods Corp., 1.80%, 06/11/2030(b)	4,554,000	3,921,163
Ingredion, Inc., 2.90%, 06/01/2030	2,717,000	2,480,631
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2030 Corporate Bond ETF (BSCU)—(continued)
November 30, 2024
(Unaudited)
	Principal Amount	Value
Food Products-(continued)
JBS USA Holding Lux S.a.r.l./JBS USA Food Co./JBS Lux Co. S.a.r.l., 5.50%, 01/15/2030	$5,673,000	$5,721,269
JM Smucker Co. (The), 2.38%, 03/15/2030(b)	2,268,000	2,024,757
Kellanova, 2.10%, 06/01/2030	2,272,000	1,997,690
Kraft Heinz Foods Co. (The), 3.75%, 04/01/2030(b)	3,364,000	3,216,306
McCormick & Co., Inc., 2.50%, 04/15/2030(b)	2,270,000	2,028,517
Mondelez International, Inc., 2.75%, 04/13/2030	3,403,000	3,089,780
The Campbell’s Company, 2.38%, 04/24/2030(b)	2,272,000	2,008,348
		26,488,461
Gas Utilities-0.43%
CenterPoint Energy Resources Corp., 1.75%, 10/01/2030	2,287,000	1,942,211
Southern California Gas Co., Series XX, 2.55%, 02/01/2030	2,966,000	2,692,428
		4,634,639
Ground Transportation-0.97%
Canadian Pacific Railway Co. (Canada), 2.05%, 03/05/2030	2,272,000	1,996,676
Norfolk Southern Corp., 5.05%, 08/01/2030(b)	2,730,000	2,785,272
Uber Technologies, Inc., 4.30%, 01/15/2030(b)	5,690,000	5,570,798
		10,352,746
Health Care Equipment & Supplies-2.57%
Abbott Laboratories, 1.40%, 06/30/2030(b)	2,949,000	2,522,311
Becton, Dickinson and Co., 2.82%, 05/20/2030	3,419,000	3,096,959
Boston Scientific Corp., 2.65%, 06/01/2030	5,467,000	4,936,624
DENTSPLY SIRONA, Inc., 3.25%, 06/01/2030(b)	3,405,000	3,054,009
GE HealthCare Technologies, Inc., 5.86%, 03/15/2030	5,635,000	5,903,881
Smith & Nephew PLC (United Kingdom), 2.03%, 10/14/2030	4,557,000	3,866,603
Stryker Corp., 1.95%, 06/15/2030	4,560,000	3,957,577
		27,337,964
Health Care Providers & Services-6.75%
Cencora, Inc., 2.80%, 05/15/2030	2,276,000	2,055,126
Centene Corp.
3.38%, 02/15/2030	9,096,000	8,198,670
3.00%, 10/15/2030(b)	10,020,000	8,744,725
Cigna Group (The), 2.40%, 03/15/2030	6,370,000	5,661,131
CommonSpirit Health, 2.78%, 10/01/2030	2,514,000	2,258,306
CVS Health Corp.
5.13%, 02/21/2030	6,850,000	6,855,240
1.75%, 08/21/2030	5,696,000	4,745,984
Elevance Health, Inc.
4.75%, 02/15/2030	3,430,000	3,432,228
2.25%, 05/15/2030	5,009,000	4,403,653
	Principal Amount	Value
Health Care Providers & Services-(continued)
Laboratory Corp. of America Holdings, 4.35%, 04/01/2030	$2,964,000	$2,891,492
Sutter Health, Series 20-A, 2.29%, 08/15/2030	3,223,000	2,833,841
UnitedHealth Group, Inc.
4.80%, 01/15/2030	5,710,000	5,769,114
5.30%, 02/15/2030	5,715,000	5,896,211
2.00%, 05/15/2030	5,693,000	4,979,963
Universal Health Services, Inc., 2.65%, 10/15/2030	3,670,000	3,187,890
		71,913,574
Hotel & Resort REITs-0.29%
Host Hotels & Resorts L.P., Series I, 3.50%, 09/15/2030	3,421,000	3,125,817
Hotels, Restaurants & Leisure-2.33%
Booking Holdings, Inc., 4.63%, 04/13/2030(b)	6,820,000	6,837,111
Marriott International, Inc.
4.80%, 03/15/2030(b)	2,270,000	2,269,829
Series FF, 4.63%, 06/15/2030	4,573,000	4,538,807
McDonald’s Corp., 2.13%, 03/01/2030	3,420,000	3,016,532
Starbucks Corp.
2.25%, 03/12/2030(b)	3,416,000	3,030,346
2.55%, 11/15/2030	5,710,000	5,071,221
		24,763,846
Household Durables-0.55%
Mohawk Industries, Inc., 3.63%, 05/15/2030	2,270,000	2,128,606
NVR, Inc., 3.00%, 05/15/2030	4,099,000	3,729,420
		5,858,026
Household Products-0.63%
Clorox Co. (The), 1.80%, 05/15/2030	2,270,000	1,955,695
Procter & Gamble Co. (The), 1.20%, 10/29/2030	5,697,000	4,763,963
		6,719,658
Industrial Conglomerates-0.81%
Honeywell International, Inc.
4.70%, 02/01/2030	4,580,000	4,601,901
1.95%, 06/01/2030	4,554,000	3,981,020
		8,582,921
Industrial REITs-0.27%
Prologis L.P., 1.25%, 10/15/2030	3,419,000	2,833,340
Insurance-3.93%
Alleghany Corp., 3.63%, 05/15/2030	2,283,000	2,175,156
Allstate Corp. (The), 1.45%, 12/15/2030	2,734,000	2,248,611
Aon Corp., 2.80%, 05/15/2030(b)	4,555,000	4,128,524
Berkshire Hathaway Finance Corp.
1.85%, 03/12/2030	2,267,000	1,993,734
1.45%, 10/15/2030	3,420,000	2,887,989
Brighthouse Financial, Inc., 5.63%, 05/15/2030(b)	2,801,000	2,899,792
CNA Financial Corp., 2.05%, 08/15/2030	2,265,000	1,956,837
Fidelity National Financial, Inc., 3.40%, 06/15/2030(b)	2,964,000	2,727,419
Loews Corp., 3.20%, 05/15/2030	2,265,000	2,103,525
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2030 Corporate Bond ETF (BSCU)—(continued)
November 30, 2024
(Unaudited)
	Principal Amount	Value
Insurance-(continued)
Marsh & McLennan Cos., Inc.
4.65%, 03/15/2030	$4,550,000	$4,554,283
2.25%, 11/15/2030	3,400,000	2,976,004
Principal Financial Group, Inc., 2.13%, 06/15/2030(b)	2,746,000	2,405,170
Prudential Financial, Inc., 2.10%, 03/10/2030(b)	2,272,000	2,023,124
Prudential Funding (Asia) PLC (Hong Kong), 3.13%, 04/14/2030(b)	4,568,000	4,202,607
Reinsurance Group of America, Inc., 3.15%, 06/15/2030	2,762,000	2,533,810
		41,816,585
Interactive Media & Services-1.24%
Alphabet, Inc., 1.10%, 08/15/2030(b)	10,236,000	8,610,695
Meta Platforms, Inc., 4.80%, 05/15/2030(b)	4,552,000	4,638,712
		13,249,407
IT Services-0.50%
International Business Machines Corp., 1.95%, 05/15/2030(b)	6,141,000	5,324,790
Life Sciences Tools & Services-0.51%
Agilent Technologies, Inc., 2.10%, 06/04/2030	2,266,000	1,968,972
Thermo Fisher Scientific, Inc., 4.98%, 08/10/2030	3,421,000	3,483,733
		5,452,705
Machinery-1.92%
Cummins, Inc., 1.50%, 09/01/2030(b)	3,873,000	3,282,971
Flowserve Corp., 3.50%, 10/01/2030	2,285,000	2,116,027
IDEX Corp., 3.00%, 05/01/2030	2,273,000	2,068,988
John Deere Capital Corp.
2.45%, 01/09/2030	2,499,000	2,263,610
4.70%, 06/10/2030	4,565,000	4,607,245
Otis Worldwide Corp., 2.57%, 02/15/2030	6,779,000	6,090,784
		20,429,625
Media-0.62%
Discovery Communications LLC, 3.63%, 05/15/2030(b)	4,590,000	4,153,523
Omnicom Group, Inc., 2.45%, 04/30/2030(b)	2,725,000	2,419,734
		6,573,257
Metals & Mining-1.39%
Freeport-McMoRan, Inc.
4.25%, 03/01/2030	2,038,000	1,975,606
4.63%, 08/01/2030	2,693,000	2,633,059
Newmont Corp., 2.25%, 10/01/2030	4,106,000	3,592,855
Newmont Corp./Newcrest Finance Pty Ltd., 3.25%, 05/13/2030	2,730,000	2,537,481
Nucor Corp., 2.70%, 06/01/2030	2,266,000	2,051,636
Reliance, Inc., 2.15%, 08/15/2030	2,269,000	1,958,155
		14,748,792
Multi-Utilities-0.90%
Consumers Energy Co., 4.70%, 01/15/2030(b)	3,193,000	3,211,917
	Principal Amount	Value
Multi-Utilities-(continued)
NiSource, Inc., 3.60%, 05/01/2030	$4,545,000	$4,293,115
Public Service Enterprise Group, Inc., 1.60%, 08/15/2030	2,491,000	2,105,255
		9,610,287
Oil, Gas & Consumable Fuels-10.44%
BP Capital Markets America, Inc., 1.75%, 08/10/2030	4,550,000	3,895,521
Canadian Natural Resources Ltd. (Canada), 2.95%, 07/15/2030(b)	2,288,000	2,064,574
Chevron Corp., 2.24%, 05/11/2030	6,856,000	6,093,678
Devon Energy Corp., 4.50%, 01/15/2030	2,626,000	2,570,441
Diamondback Energy, Inc., 5.15%, 01/30/2030	3,893,000	3,940,983
Enbridge, Inc. (Canada), 6.20%, 11/15/2030	3,417,000	3,646,885
Energy Transfer L.P., 6.40%, 12/01/2030	4,558,000	4,870,626
Enterprise Products Operating LLC, 2.80%, 01/31/2030	5,694,000	5,214,715
EOG Resources, Inc., 4.38%, 04/15/2030	3,413,000	3,366,324
Equinor ASA (Norway), 2.38%, 05/22/2030(b)	3,420,000	3,069,833
Expand Energy Corp., 5.38%, 03/15/2030	5,486,000	5,450,006
Exxon Mobil Corp., 2.61%, 10/15/2030	9,137,000	8,240,434
MPLX L.P., 2.65%, 08/15/2030	6,836,000	6,065,389
Occidental Petroleum Corp.
8.88%, 07/15/2030	4,555,000	5,246,859
6.63%, 09/01/2030	6,600,000	6,997,590
ONEOK, Inc.
3.10%, 03/15/2030	3,555,000	3,257,675
3.25%, 06/01/2030	2,242,000	2,066,158
5.80%, 11/01/2030	2,280,000	2,378,696
Phillips 66, 2.15%, 12/15/2030(b)	3,872,000	3,328,196
Pioneer Natural Resources Co., 1.90%, 08/15/2030	5,030,000	4,338,818
Plains All American Pipeline L.P./PAA Finance Corp., 3.80%, 09/15/2030	3,420,000	3,223,762
Shell Finance US, Inc., 2.75%, 04/06/2030(b)	6,160,000	5,641,033
Targa Resources Partners L.P./Targa Resources Partners Finance Corp., 5.50%, 03/01/2030	4,329,000	4,382,463
Transcontinental Gas Pipe Line Co. LLC, 3.25%, 05/15/2030	3,175,000	2,932,868
Western Midstream Operating L.P., 4.05%, 02/01/2030	4,815,000	4,575,777
Williams Cos., Inc. (The), 3.50%, 11/15/2030	4,555,000	4,247,539
		111,106,843
Personal Care Products-0.89%
Estee Lauder Cos., Inc. (The), 2.60%, 04/15/2030(b)	3,195,000	2,872,992
Kenvue, Inc., 5.00%, 03/22/2030	4,580,000	4,684,527
Unilever Capital Corp. (United Kingdom), 1.38%, 09/14/2030	2,258,000	1,899,042
		9,456,561
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2030 Corporate Bond ETF (BSCU)—(continued)
November 30, 2024
(Unaudited)
	Principal Amount	Value
Pharmaceuticals-5.10%
AstraZeneca Finance LLC (United Kingdom), 4.90%, 03/03/2030	$2,973,000	$3,019,492
AstraZeneca PLC (United Kingdom), 1.38%, 08/06/2030	5,919,000	4,989,972
Bristol-Myers Squibb Co., 1.45%, 11/13/2030(b)	5,714,000	4,800,707
Johnson & Johnson, 1.30%, 09/01/2030(b)	7,977,000	6,778,634
Merck & Co., Inc.
4.30%, 05/17/2030(b)	3,402,000	3,377,271
1.45%, 06/24/2030	5,696,000	4,836,152
Pfizer, Inc., 1.70%, 05/28/2030(b)	4,536,000	3,909,825
Royalty Pharma PLC, 2.20%, 09/02/2030	4,545,000	3,900,632
Takeda Pharmaceutical Co. Ltd. (Japan), 2.05%, 03/31/2030	11,370,000	9,921,932
Viatris, Inc., 2.70%, 06/22/2030	6,600,000	5,792,940
Zoetis, Inc., 2.00%, 05/15/2030	3,418,000	2,971,340
		54,298,897
Professional Services-0.59%
Automatic Data Processing, Inc., 1.25%, 09/01/2030(b)	4,558,000	3,824,538
Equifax, Inc., 3.10%, 05/15/2030	2,735,000	2,510,393
		6,334,931
Residential REITs-0.29%
Camden Property Trust, 2.80%, 05/15/2030	3,407,000	3,093,744
Retail REITs-1.31%
Brixmor Operating Partnership L.P., 4.05%, 07/01/2030	3,650,000	3,481,598
Kimco Realty OP LLC, 2.70%, 10/01/2030	2,266,000	2,035,224
Realty Income Corp., 4.85%, 03/15/2030	2,760,000	2,775,431
Regency Centers L.P., 3.70%, 06/15/2030	2,720,000	2,580,845
Simon Property Group L.P., 2.65%, 07/15/2030	3,420,000	3,068,528
		13,941,626
Semiconductors & Semiconductor Equipment-2.75%
Applied Materials, Inc., 1.75%, 06/01/2030	3,420,000	2,953,567
Broadcom, Inc., 4.35%, 02/15/2030	6,857,000	6,723,362
Intel Corp., 5.13%, 02/10/2030	5,696,000	5,766,316
Lam Research Corp., 1.90%, 06/15/2030(b)	3,405,000	2,951,698
QUALCOMM, Inc., 2.15%, 05/20/2030	5,468,000	4,826,750
Texas Instruments, Inc., 1.75%, 05/04/2030	3,420,000	2,964,915
Xilinx, Inc., 2.38%, 06/01/2030	3,407,000	3,042,459
		29,229,067
Software-1.24%
Autodesk, Inc., 2.85%, 01/15/2030	2,270,000	2,079,400
Intuit, Inc., 1.65%, 07/15/2030	2,273,000	1,947,097
Oracle Corp., 4.65%, 05/06/2030(b)	3,420,000	3,416,506
ServiceNow, Inc., 1.40%, 09/01/2030	6,830,000	5,745,177
		13,188,180
	Principal Amount	Value
Specialized REITs-0.86%
American Tower Corp.
2.90%, 01/15/2030	$3,405,000	$3,107,214
2.10%, 06/15/2030	3,407,000	2,954,967
1.88%, 10/15/2030(b)	3,647,000	3,090,520
		9,152,701
Specialty Retail-2.08%
AutoNation, Inc., 4.75%, 06/01/2030	2,289,000	2,247,466
Best Buy Co., Inc., 1.95%, 10/01/2030	2,965,000	2,534,837
Dell International LLC/EMC Corp.
4.35%, 02/01/2030	3,189,000	3,112,920
6.20%, 07/15/2030(b)	3,432,000	3,647,238
Leidos, Inc., 4.38%, 05/15/2030	3,420,000	3,295,391
Lowe’s Cos., Inc., 1.70%, 10/15/2030	5,693,000	4,819,009
Tractor Supply Co., 1.75%, 11/01/2030	2,949,000	2,490,215
		22,147,076
Technology Hardware, Storage & Peripherals-1.59%
Apple, Inc.
4.15%, 05/10/2030	2,287,000	2,289,717
1.65%, 05/11/2030(b)	7,973,000	6,938,269
1.25%, 08/20/2030(b)	5,685,000	4,818,870
NetApp, Inc., 2.70%, 06/22/2030	3,176,000	2,842,978
		16,889,834
Textiles, Apparel & Luxury Goods-0.30%
Ralph Lauren Corp., 2.95%, 06/15/2030(b)	3,424,000	3,158,307
Tobacco-2.58%
Altria Group, Inc., 3.40%, 05/06/2030	3,422,000	3,184,052
B.A.T Capital Corp. (United Kingdom), 6.34%, 08/02/2030	4,580,000	4,870,616
Philip Morris International, Inc.
5.13%, 02/15/2030	10,053,000	10,238,687
2.10%, 05/01/2030	3,443,000	3,017,864
5.50%, 09/07/2030	3,194,000	3,307,312
1.75%, 11/01/2030	3,419,000	2,889,017
		27,507,548
Trading Companies & Distributors-0.75%
Air Lease Corp.
3.00%, 02/01/2030(b)	2,950,000	2,684,364
3.13%, 12/01/2030	3,403,000	3,073,522
GATX Corp., 4.00%, 06/30/2030(b)	2,284,000	2,185,301
		7,943,187
Water Utilities-0.39%
American Water Capital Corp., 2.80%, 05/01/2030(b)	2,282,000	2,071,925
Essential Utilities, Inc., 2.70%, 04/15/2030(b)	2,270,000	2,041,895
		4,113,820
Total U.S. Dollar Denominated Bonds & Notes (Cost $1,049,328,776)		1,052,616,293
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2030 Corporate Bond ETF (BSCU)—(continued)
November 30, 2024
(Unaudited)
	Shares	Value
Money Market Funds-0.48%
Invesco Government & Agency Portfolio, Institutional Class, 4.57%(c)(d) (Cost $5,101,514)	5,101,514	$5,101,514
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.35% (Cost $1,054,430,290)		1,057,717,807
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-13.92%
Invesco Private Government Fund, 4.63%(c)(d)(e)	41,519,707	41,519,707
	Shares	Value
Money Market Funds-(continued)
Invesco Private Prime Fund, 4.71%(c)(d)(e)	106,621,857	$106,653,844
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $148,177,646)		148,173,551
TOTAL INVESTMENTS IN SECURITIES-113.27% (Cost $1,202,607,936)		1,205,891,358
OTHER ASSETS LESS LIABILITIES-(13.27)%		(141,292,866)
NET ASSETS-100.00%		$1,064,598,492

Investment Abbreviations:
REIT	-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	All or a portion of this security was out on loan at November 30, 2024.
(c)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended November 30, 2024.

	Value August 31, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value November 30, 2024	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$446,802	$16,087,943	$(11,433,231)	$-	$-	$5,101,514	$22,814
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	29,502,257	65,231,968	(53,214,518)	-	-	41,519,707	413,855 *
Invesco Private Prime Fund	77,390,647	122,492,269	(93,220,437)	(9,942)	1,307	106,653,844	1,109,258 *
Total	$107,339,706	$203,812,180	$(157,868,186)	$(9,942)	$1,307	$153,275,065	$1,545,927

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(d)	The rate shown is the 7-day SEC standardized yield as of November 30, 2024.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco BulletShares 2031 Corporate Bond ETF (BSCV)
November 30, 2024
(Unaudited)

	Principal Amount	Value
U.S. Dollar Denominated Bonds & Notes-99.04%
Aerospace & Defense-2.34%
Boeing Co. (The), 3.63%, 02/01/2031	$3,995,000	$3,644,669
General Dynamics Corp., 2.25%, 06/01/2031(b)	1,430,000	1,247,816
Howmet Aerospace, Inc., 4.85%, 10/15/2031	1,430,000	1,424,595
L3Harris Technologies, Inc.
1.80%, 01/15/2031	1,861,000	1,564,884
5.25%, 06/01/2031	2,148,000	2,190,318
RTX Corp.
6.00%, 03/15/2031	2,860,000	3,046,111
1.90%, 09/01/2031	2,860,000	2,383,452
Textron, Inc., 2.45%, 03/15/2031	1,434,000	1,239,869
		16,741,714
Air Freight & Logistics-0.35%
FedEx Corp., 2.40%, 05/15/2031	2,851,000	2,475,703
Automobiles-4.09%
American Honda Finance Corp.
1.80%, 01/13/2031	1,560,000	1,319,611
5.05%, 07/10/2031	2,140,000	2,162,720
4.85%, 10/23/2031	500,000	498,857
Ford Motor Co., 7.45%, 07/16/2031	3,045,000	3,342,702
Ford Motor Credit Co. LLC
6.05%, 03/05/2031	2,866,000	2,925,081
3.63%, 06/17/2031	2,850,000	2,518,259
6.05%, 11/05/2031	2,800,000	2,843,034
Mercedes-Benz Finance North America LLC (Germany), 8.50%, 01/18/2031	4,285,000	5,088,143
Toyota Motor Corp. (Japan), 2.36%, 03/25/2031	1,433,000	1,266,747
Toyota Motor Credit Corp.
1.65%, 01/10/2031	1,573,000	1,319,958
5.10%, 03/21/2031	2,570,000	2,624,473
1.90%, 09/12/2031	1,418,000	1,191,965
4.60%, 10/10/2031	2,140,000	2,113,027
		29,214,577
Banks-2.67%
Banco Santander S.A. (Spain), 5.44%, 07/15/2031	4,295,000	4,382,345
Bank of Montreal (Canada), 5.51%, 06/04/2031	2,290,000	2,364,394
Mizuho Financial Group, Inc. (Japan), 2.56%, 09/13/2031	2,853,000	2,440,736
Royal Bank of Canada (Canada), 2.30%, 11/03/2031	4,292,000	3,670,958
Sumitomo Mitsui Financial Group, Inc. (Japan)
1.71%, 01/12/2031	1,430,000	1,192,499
5.42%, 07/09/2031	2,570,000	2,642,319
2.22%, 09/17/2031	2,855,000	2,415,293
		19,108,544
Beverages-2.38%
Anheuser-Busch InBev Worldwide, Inc. (Belgium), 4.90%, 01/23/2031	2,149,000	2,185,881
Coca-Cola Co. (The)
2.00%, 03/05/2031	2,140,000	1,856,830
1.38%, 03/15/2031	3,706,000	3,086,380
Constellation Brands, Inc., 2.25%, 08/01/2031	2,857,000	2,421,137
	Principal Amount	Value
Beverages-(continued)
Keurig Dr Pepper, Inc.
2.25%, 03/15/2031	$1,432,000	$1,233,507
Series 10, 5.20%, 03/15/2031	1,433,000	1,462,814
PepsiCo, Inc.
1.40%, 02/25/2031	2,143,000	1,781,931
1.95%, 10/21/2031	3,563,000	3,017,143
		17,045,623
Biotechnology-1.24%
AbbVie, Inc., 4.95%, 03/15/2031	5,705,000	5,777,708
Amgen, Inc., 2.30%, 02/25/2031	3,566,000	3,089,223
		8,866,931
Broadline Retail-1.30%
Amazon.com, Inc., 2.10%, 05/12/2031	8,576,000	7,406,805
eBay, Inc., 2.60%, 05/10/2031	2,145,000	1,880,903
		9,287,708
Building Products-0.64%
Carrier Global Corp., 2.70%, 02/15/2031	2,143,000	1,895,465
Johnson Controls International PLC/Tyco Fire & Security Finance S.C.A., 2.00%, 09/16/2031	1,419,000	1,197,419
Masco Corp., 2.00%, 02/15/2031	1,717,000	1,459,354
		4,552,238
Capital Markets-3.68%
Ares Capital Corp., 3.20%, 11/15/2031	2,005,000	1,741,450
Bank of New York Mellon Corp. (The)
1.65%, 01/28/2031	1,431,000	1,206,301
1.80%, 07/28/2031	1,435,000	1,216,664
BlackRock, Inc., 1.90%, 01/28/2031	3,575,000	3,061,484
Blue Owl Credit Income Corp., 6.65%, 03/15/2031	2,130,000	2,186,634
Brookfield Finance, Inc. (Canada), 2.72%, 04/15/2031	1,416,000	1,247,586
Charles Schwab Corp. (The)
1.65%, 03/11/2031	2,145,000	1,787,960
2.30%, 05/13/2031	2,143,000	1,856,779
1.95%, 12/01/2031	2,430,000	2,012,925
Jefferies Financial Group, Inc., 2.63%, 10/15/2031	2,846,000	2,436,390
Moody’s Corp., 2.00%, 08/19/2031	1,720,000	1,452,925
Nasdaq, Inc., 1.65%, 01/15/2031(b)	1,860,000	1,558,469
Nomura Holdings, Inc. (Japan), 2.61%, 07/14/2031	2,850,000	2,443,542
State Street Corp., 2.20%, 03/03/2031	2,425,000	2,097,531
		26,306,640
Chemicals-0.44%
Air Products and Chemicals, Inc., 4.75%, 02/08/2031	1,720,000	1,734,535
Ecolab, Inc., 1.30%, 01/30/2031	1,720,000	1,410,890
		3,145,425
Commercial Services & Supplies-1.21%
CDW LLC/CDW Finance Corp., 3.57%, 12/01/2031	2,850,000	2,555,936
Republic Services, Inc., 1.45%, 02/15/2031	1,860,000	1,537,010
Waste Management, Inc.
1.50%, 03/15/2031	2,850,000	2,365,946
4.95%, 07/03/2031	2,141,000	2,175,581
		8,634,473
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2031 Corporate Bond ETF (BSCV)—(continued)
November 30, 2024
(Unaudited)
	Principal Amount	Value
Communications Equipment-1.32%
Cisco Systems, Inc., 4.95%, 02/26/2031	$7,149,000	$7,282,562
Motorola Solutions, Inc., 2.75%, 05/24/2031	2,426,000	2,133,803
		9,416,365
Construction Materials-0.57%
Eagle Materials, Inc., 2.50%, 07/01/2031	2,140,000	1,864,223
Martin Marietta Materials, Inc., 2.40%, 07/15/2031	2,558,000	2,203,346
		4,067,569
Consumer Finance-2.88%
Ally Financial, Inc.
8.00%, 11/01/2031	5,705,000	6,415,460
8.00%, 11/01/2031	1,416,000	1,591,468
General Motors Financial Co., Inc.
2.35%, 01/08/2031	2,853,000	2,432,044
5.75%, 02/08/2031	2,860,000	2,941,189
2.70%, 06/10/2031	2,860,000	2,467,170
5.60%, 06/18/2031	2,860,000	2,916,285
Synchrony Financial, 2.88%, 10/28/2031	2,141,000	1,811,002
		20,574,618
Consumer Staples Distribution & Retail-1.64%
Dollar Tree, Inc., 2.65%, 12/01/2031	2,285,000	1,944,227
Kroger Co. (The)
1.70%, 01/15/2031	1,430,000	1,198,119
4.90%, 09/15/2031	3,710,000	3,729,704
Walmart, Inc., 1.80%, 09/22/2031	5,720,000	4,876,483
		11,748,533
Containers & Packaging-0.28%
Amcor Flexibles North America, Inc., 2.69%, 05/25/2031	2,285,000	1,999,485
Diversified REITs-0.73%
American Assets Trust L.P., 3.38%, 02/01/2031	1,416,000	1,252,054
COPT Defense Properties L.P., 2.75%, 04/15/2031	1,720,000	1,480,960
DOC DR LLC, 2.63%, 11/01/2031	1,418,000	1,226,042
W.P. Carey, Inc., 2.40%, 02/01/2031	1,434,000	1,237,657
		5,196,713
Diversified Telecommunication Services-4.30%
AT&T, Inc., 2.75%, 06/01/2031	8,576,000	7,611,711
Orange S.A. (France), 9.00%, 03/01/2031	7,040,000	8,534,685
Verizon Communications, Inc.
1.75%, 01/20/2031	6,416,000	5,369,220
2.55%, 03/21/2031	10,597,000	9,268,581
		30,784,197
Electric Utilities-5.09%
Appalachian Power Co., Series AA, 2.70%, 04/01/2031	1,430,000	1,259,131
Baltimore Gas and Electric Co., 2.25%, 06/15/2031	1,720,000	1,483,641
Berkshire Hathaway Energy Co., 1.65%, 05/15/2031	1,418,000	1,176,858
Consolidated Edison Co. of New York, Inc., 2.40%, 06/15/2031(b)	2,571,000	2,248,817
Duke Energy Carolinas LLC, 2.55%, 04/15/2031	1,560,000	1,373,486
Duke Energy Corp., 2.55%, 06/15/2031	2,851,000	2,483,703
	Principal Amount	Value
Electric Utilities-(continued)
Duke Energy Florida LLC, 2.40%, 12/15/2031	$1,855,000	$1,592,337
Duke Energy Progress LLC, 2.00%, 08/15/2031	1,856,000	1,567,369
Entergy Corp., 2.40%, 06/15/2031	1,860,000	1,598,953
Entergy Texas, Inc., 1.75%, 03/15/2031	1,716,000	1,441,728
Eversource Energy, 5.85%, 04/15/2031	2,005,000	2,091,129
Pacific Gas and Electric Co., 2.50%, 02/01/2031	5,721,000	4,957,598
PacifiCorp, 5.30%, 02/15/2031	2,000,000	2,051,495
PG&E Wildfire Recovery Funding LLC, Series A-1, 4.02%, 06/01/2031	1,453,146	1,426,398
Progress Energy, Inc., 7.75%, 03/01/2031	1,863,000	2,137,379
Public Service Co. of Colorado, 1.88%, 06/15/2031	2,143,000	1,803,954
Southern California Edison Co., 5.45%, 06/01/2031	2,146,000	2,217,394
Virginia Electric & Power Co., 2.30%, 11/15/2031	1,430,000	1,224,322
Virginia Power Fuel Securitization LLC, Series A-2, 4.88%, 05/01/2031	2,250,000	2,268,928
		36,404,620
Electrical Equipment-0.34%
Emerson Electric Co., 2.20%, 12/21/2031	2,848,000	2,437,487
Electronic Equipment, Instruments & Components-1.04%
Amphenol Corp., 2.20%, 09/15/2031	2,140,000	1,814,143
Jabil, Inc., 3.00%, 01/15/2031	1,714,000	1,531,687
Teledyne Technologies, Inc., 2.75%, 04/01/2031	2,932,000	2,593,515
Vontier Corp., 2.95%, 04/01/2031	1,717,000	1,491,302
		7,430,647
Energy Equipment & Services-0.19%
Helmerich & Payne, Inc., 2.90%, 09/29/2031	1,560,000	1,335,128
Entertainment-1.15%
Electronic Arts, Inc., 1.85%, 02/15/2031	2,140,000	1,807,875
Walt Disney Co. (The), 2.65%, 01/13/2031	7,147,000	6,413,452
		8,221,327
Financial Services-1.89%
Blackstone Private Credit Fund, 6.25%, 01/25/2031	1,250,000	1,280,298
Fidelity National Information Services, Inc., 2.25%, 03/01/2031	2,337,000	2,013,099
Fiserv, Inc., 5.35%, 03/15/2031(b)	1,426,000	1,469,932
Global Payments, Inc., 2.90%, 11/15/2031	2,140,000	1,868,845
Mastercard, Inc.
1.90%, 03/15/2031	1,720,000	1,482,109
2.00%, 11/18/2031	2,145,000	1,822,780
ORIX Corp. (Japan), 2.25%, 03/09/2031	1,430,000	1,225,674
Visa, Inc., 1.10%, 02/15/2031(b)	2,854,000	2,348,613
		13,511,350
Food Products-1.63%
Bunge Ltd. Finance Corp., 2.75%, 05/14/2031	2,847,000	2,514,164
Flowers Foods, Inc., 2.40%, 03/15/2031	1,431,000	1,233,832
General Mills, Inc., 2.25%, 10/14/2031	1,430,000	1,217,296
Kellanova, Series B, 7.45%, 04/01/2031	1,785,000	2,032,002
McCormick & Co., Inc., 1.85%, 02/15/2031	1,434,000	1,204,551
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2031 Corporate Bond ETF (BSCV)—(continued)
November 30, 2024
(Unaudited)
	Principal Amount	Value
Food Products-(continued)
Mondelez International, Inc., 1.50%, 02/04/2031	$1,418,000	$1,180,086
Pilgrim’s Pride Corp., 4.25%, 04/15/2031	2,440,000	2,278,409
		11,660,340
Gas Utilities-0.54%
Atmos Energy Corp., 1.50%, 01/15/2031	1,702,000	1,428,493
National Fuel Gas Co., 2.95%, 03/01/2031	1,419,000	1,239,391
Southern Co. Gas Capital Corp., Series 20-A, 1.75%, 01/15/2031	1,419,000	1,186,311
		3,854,195
Ground Transportation-1.01%
Canadian Pacific Railway Co. (Canada), 2.45%, 12/02/2031	3,995,000	3,476,795
Norfolk Southern Corp., 2.30%, 05/15/2031	1,430,000	1,244,840
Union Pacific Corp., 2.38%, 05/20/2031	2,854,000	2,504,335
		7,225,970
Health Care Equipment & Supplies-1.05%
Baxter International, Inc., 1.73%, 04/01/2031	1,857,000	1,542,686
Becton, Dickinson and Co., 1.96%, 02/11/2031	2,861,000	2,420,858
STERIS Irish FinCo Unlimited Co., 2.70%, 03/15/2031	1,930,000	1,687,725
Zimmer Biomet Holdings, Inc., 2.60%, 11/24/2031	2,142,000	1,856,373
		7,507,642
Health Care Providers & Services-7.49%
Cencora, Inc., 2.70%, 03/15/2031	2,850,000	2,508,459
Centene Corp.
2.50%, 03/01/2031	6,270,000	5,268,250
2.63%, 08/01/2031	3,705,000	3,099,707
Cigna Group (The)
2.38%, 03/15/2031	4,294,000	3,706,128
5.13%, 05/15/2031	2,144,000	2,166,674
CommonSpirit Health, 5.21%, 12/01/2031	2,221,000	2,262,218
CVS Health Corp.
5.25%, 01/30/2031	2,140,000	2,145,914
1.88%, 02/28/2031	3,567,000	2,934,081
5.55%, 06/01/2031	2,863,000	2,910,430
2.13%, 09/15/2031	2,850,000	2,341,160
Elevance Health, Inc.
2.55%, 03/15/2031	2,850,000	2,493,244
4.95%, 11/01/2031	1,734,000	1,736,763
HCA, Inc.
5.45%, 04/01/2031	5,006,000	5,078,252
2.38%, 07/15/2031	2,430,000	2,052,389
Humana, Inc., 5.38%, 04/15/2031	3,576,000	3,614,374
Laboratory Corp. of America Holdings, 2.70%, 06/01/2031	1,433,000	1,256,776
Quest Diagnostics, Inc., 2.80%, 06/30/2031	1,575,000	1,395,294
UnitedHealth Group, Inc.
4.90%, 04/15/2031	2,860,000	2,898,581
2.30%, 05/15/2031	4,280,000	3,715,114
		53,583,808
Health Care REITs-1.94%
Alexandria Real Estate Equities, Inc., 3.38%, 08/15/2031	2,146,000	1,960,540
	Principal Amount	Value
Health Care REITs-(continued)
Healthcare Realty Holdings L.P., 2.00%, 03/15/2031	$2,281,000	$1,894,346
Healthpeak OP LLC, 2.88%, 01/15/2031	1,720,000	1,545,706
Omega Healthcare Investors, Inc., 3.38%, 02/01/2031	1,996,000	1,798,503
Sabra Health Care L.P., 3.20%, 12/01/2031	2,280,000	1,996,667
Ventas Realty L.P., 2.50%, 09/01/2031	1,431,000	1,234,064
Welltower OP LLC
2.75%, 01/15/2031	1,721,000	1,528,246
2.80%, 06/01/2031	2,146,000	1,900,927
		13,858,999
Hotels, Restaurants & Leisure-0.77%
Expedia Group, Inc., 2.95%, 03/15/2031	1,412,000	1,262,633
Marriott International, Inc., Series HH, 2.85%, 04/15/2031	3,150,000	2,799,772
Starbucks Corp., 4.90%, 02/15/2031	1,430,000	1,450,350
		5,512,755
Household Products-0.55%
Kimberly-Clark Corp., 2.00%, 11/02/2031(b)	1,720,000	1,476,335
Procter & Gamble Co. (The), 1.95%, 04/23/2031	2,855,000	2,491,106
		3,967,441
Independent Power and Renewable Electricity Producers-0.34%
AES Corp. (The), 2.45%, 01/15/2031	2,840,000	2,408,310
Industrial Conglomerates-0.71%
Honeywell International, Inc.
1.75%, 09/01/2031	4,290,000	3,591,282
4.95%, 09/01/2031	1,429,000	1,456,294
		5,047,576
Insurance-1.80%
Aon Corp./Aon Global Holdings PLC, 2.60%, 12/02/2031	1,430,000	1,242,791
Aon North America, Inc., 5.30%, 03/01/2031	1,861,000	1,913,614
Assured Guaranty US Holdings, Inc., 3.15%, 06/15/2031	1,430,000	1,286,286
Brown & Brown, Inc., 2.38%, 03/15/2031	1,998,000	1,714,141
Fidelity National Financial, Inc., 2.45%, 03/15/2031	1,720,000	1,479,398
First American Financial Corp., 2.40%, 08/15/2031	1,846,000	1,539,506
Lincoln National Corp., 3.40%, 01/15/2031	1,430,000	1,306,935
Marsh & McLennan Cos., Inc., 4.85%, 11/15/2031	900,000	901,762
Primerica, Inc., 2.80%, 11/19/2031	1,718,000	1,492,675
		12,877,108
Interactive Media & Services-0.40%
Meta Platforms, Inc., 4.55%, 08/15/2031	2,860,000	2,856,620
IT Services-0.49%
Kyndryl Holdings, Inc., 3.15%, 10/15/2031	1,858,000	1,633,990
VeriSign, Inc., 2.70%, 06/15/2031	2,141,000	1,852,105
		3,486,095
Leisure Products-0.18%
Brunswick Corp., 2.40%, 08/18/2031	1,574,000	1,316,866
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2031 Corporate Bond ETF (BSCV)—(continued)
November 30, 2024
(Unaudited)
	Principal Amount	Value
Life Sciences Tools & Services-1.04%
Agilent Technologies, Inc., 2.30%, 03/12/2031	$2,421,000	$2,093,707
Illumina, Inc., 2.55%, 03/23/2031(b)	1,435,000	1,238,282
Revvity, Inc., 2.25%, 09/15/2031	1,431,000	1,202,889
Thermo Fisher Scientific, Inc., 2.00%, 10/15/2031	3,425,000	2,897,944
		7,432,822
Machinery-1.94%
Caterpillar, Inc., 1.90%, 03/12/2031(b)	1,417,000	1,225,249
IDEX Corp., 2.63%, 06/15/2031	1,417,000	1,237,958
Ingersoll Rand, Inc., 5.31%, 06/15/2031	1,426,000	1,458,693
John Deere Capital Corp.
1.45%, 01/15/2031	1,719,000	1,440,389
4.90%, 03/07/2031(b)	2,426,000	2,461,214
2.00%, 06/17/2031	1,702,000	1,455,058
4.40%, 09/08/2031	3,425,000	3,374,010
Xylem, Inc., 2.25%, 01/30/2031	1,417,000	1,223,322
		13,875,893
Media-2.56%
Charter Communications Operating LLC/ Charter Communications Operating Capital Corp., 2.80%, 04/01/2031	4,580,000	3,929,593
Comcast Corp.
1.95%, 01/15/2031	4,292,000	3,649,279
1.50%, 02/15/2031	5,005,000	4,143,977
Interpublic Group of Cos., Inc. (The), 2.40%, 03/01/2031	1,430,000	1,233,913
Omnicom Group, Inc., 2.60%, 08/01/2031	2,280,000	1,978,146
Paramount Global, 4.95%, 01/15/2031	3,565,000	3,395,768
		18,330,676
Metals & Mining-0.18%
Steel Dynamics, Inc., 3.25%, 01/15/2031	1,430,000	1,310,417
Multi-Utilities-1.48%
Ameren Corp., 3.50%, 01/15/2031	2,285,000	2,122,692
CenterPoint Energy, Inc., 2.65%, 06/01/2031	1,430,000	1,252,815
Dominion Energy, Inc., Series C, 2.25%, 08/15/2031	2,436,000	2,072,210
DTE Electric Co., Series C, 2.63%, 03/01/2031	1,713,000	1,531,635
NiSource, Inc., 1.70%, 02/15/2031	2,140,000	1,779,765
Public Service Enterprise Group, Inc., 2.45%, 11/15/2031	2,147,000	1,851,553
		10,610,670
Office REITs-0.44%
Boston Properties L.P., 3.25%, 01/30/2031	3,560,000	3,163,660
Oil, Gas & Consumable Fuels-6.25%
Boardwalk Pipelines L.P., 3.40%, 02/15/2031	1,432,000	1,304,341
Burlington Resources LLC, 7.20%, 08/15/2031	1,268,000	1,441,512
Cheniere Energy Partners L.P., 4.00%, 03/01/2031	4,276,000	4,019,041
Conoco Funding Co., 7.25%, 10/15/2031	1,137,000	1,303,170
Devon Energy Corp., 7.88%, 09/30/2031	1,923,000	2,214,113
Diamondback Energy, Inc., 3.13%, 03/24/2031	2,185,000	1,964,992
Hess Corp., 7.30%, 08/15/2031	1,804,000	2,050,171
	Principal Amount	Value
Oil, Gas & Consumable Fuels-(continued)
Kinder Morgan, Inc.
2.00%, 02/15/2031	$2,140,000	$1,823,531
7.80%, 08/01/2031	1,537,000	1,771,577
Occidental Petroleum Corp.
6.13%, 01/01/2031	3,272,000	3,395,627
7.50%, 05/01/2031	2,487,000	2,776,984
ONEOK, Inc.
6.35%, 01/15/2031	1,721,000	1,843,559
4.75%, 10/15/2031	3,580,000	3,531,077
Ovintiv, Inc., 7.38%, 11/01/2031	1,432,000	1,591,749
Phillips 66 Co., 5.25%, 06/15/2031	3,429,000	3,492,446
Pioneer Natural Resources Co., 2.15%, 01/15/2031	2,849,000	2,464,643
Targa Resources Partners L.P./Targa Resources Partners Finance Corp., 4.88%, 02/01/2031	2,866,000	2,809,273
Valero Energy Corp., 2.80%, 12/01/2031	1,310,000	1,139,136
Williams Cos., Inc. (The), 2.60%, 03/15/2031	4,279,000	3,736,601
		44,673,543
Personal Care Products-0.49%
Estee Lauder Cos., Inc. (The), 1.95%, 03/15/2031	1,701,000	1,432,687
Unilever Capital Corp. (United Kingdom), 1.75%, 08/12/2031	2,430,000	2,044,633
		3,477,320
Pharmaceuticals-3.61%
AstraZeneca Finance LLC (United Kingdom)
4.90%, 02/26/2031	2,847,000	2,889,604
2.25%, 05/28/2031	2,140,000	1,859,412
Bristol-Myers Squibb Co.
5.75%, 02/01/2031	2,855,000	3,017,674
5.10%, 02/22/2031	3,579,000	3,657,640
Johnson & Johnson, 4.90%, 06/01/2031	3,290,000	3,368,366
Merck & Co., Inc., 2.15%, 12/10/2031	5,720,000	4,888,412
Novartis Capital Corp. (Switzerland), 4.00%, 09/18/2031	2,430,000	2,351,611
Pfizer, Inc., 1.75%, 08/18/2031	2,850,000	2,382,386
Royalty Pharma PLC, 2.15%, 09/02/2031	1,700,000	1,422,452
		25,837,557
Professional Services-0.69%
Broadridge Financial Solutions, Inc., 2.60%, 05/01/2031	2,850,000	2,477,063
Equifax, Inc., 2.35%, 09/15/2031	2,852,000	2,423,675
		4,900,738
Real Estate Management & Development-0.17%
CBRE Services, Inc., 2.50%, 04/01/2031	1,418,000	1,233,798
Residential REITs-0.85%
AvalonBay Communities, Inc., 2.45%, 01/15/2031	1,715,000	1,509,233
ERP Operating L.P., 1.85%, 08/01/2031	1,431,000	1,205,952
Invitation Homes Operating Partnership L.P., 2.00%, 08/15/2031	1,860,000	1,539,849
Sun Communities Operating L.P., 2.70%, 07/15/2031	2,146,000	1,839,709
		6,094,743
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2031 Corporate Bond ETF (BSCV)—(continued)
November 30, 2024
(Unaudited)
	Principal Amount	Value
Retail REITs-0.93%
Brixmor Operating Partnership L.P., 2.50%, 08/16/2031	$1,430,000	$1,222,901
Kimco Realty OP LLC, 2.25%, 12/01/2031	1,433,000	1,212,906
Realty Income Corp., 3.25%, 01/15/2031	2,705,000	2,479,405
Simon Property Group L.P., 2.20%, 02/01/2031	2,004,000	1,731,399
		6,646,611
Semiconductors & Semiconductor Equipment-3.01%
Analog Devices, Inc., 2.10%, 10/01/2031	2,850,000	2,432,598
Broadcom, Inc., 5.15%, 11/15/2031	4,293,000	4,361,571
Intel Corp.
5.00%, 02/21/2031	1,424,000	1,429,330
2.00%, 08/12/2031	3,578,000	2,964,769
Marvell Technology, Inc., 2.95%, 04/15/2031	2,141,000	1,906,402
Micron Technology, Inc., 5.30%, 01/15/2031	2,865,000	2,905,135
NVIDIA Corp., 2.00%, 06/15/2031	3,565,000	3,082,555
Skyworks Solutions, Inc., 3.00%, 06/01/2031	1,416,000	1,233,057
Texas Instruments, Inc., 1.90%, 09/15/2031(b)	1,430,000	1,220,589
		21,536,006
Software-3.49%
Accenture Capital, Inc., 4.25%, 10/04/2031	3,420,000	3,346,407
Autodesk, Inc., 2.40%, 12/15/2031	2,852,000	2,448,047
Fortinet, Inc., 2.20%, 03/15/2031	1,435,000	1,243,539
Oracle Corp., 2.88%, 03/25/2031	9,289,000	8,289,239
Roper Technologies, Inc., 1.75%, 02/15/2031	2,850,000	2,375,667
Salesforce, Inc., 1.95%, 07/15/2031	4,295,000	3,660,623
VMware LLC, 2.20%, 08/15/2031	4,280,000	3,601,155
		24,964,677
Specialized REITs-2.92%
American Tower Corp.
2.70%, 04/15/2031	1,997,000	1,754,806
2.30%, 09/15/2031	2,005,000	1,701,828
Crown Castle, Inc.
2.25%, 01/15/2031	3,150,000	2,680,676
2.10%, 04/01/2031	2,860,000	2,404,778
2.50%, 07/15/2031	2,140,000	1,836,109
Equinix, Inc., 2.50%, 05/15/2031	2,846,000	2,473,758
Extra Space Storage L.P.
5.90%, 01/15/2031	1,720,000	1,802,068
2.40%, 10/15/2031	1,714,000	1,454,555
GLP Capital L.P./GLP Financing II, Inc., 4.00%, 01/15/2031	2,000,000	1,845,456
Public Storage Operating Co.
2.30%, 05/01/2031	1,863,000	1,625,224
2.25%, 11/09/2031	1,559,000	1,331,486
		20,910,744
Specialty Retail-2.72%
AutoZone, Inc., 1.65%, 01/15/2031	1,702,000	1,420,153
Home Depot, Inc. (The)
1.38%, 03/15/2031	3,565,000	2,936,884
4.85%, 06/25/2031	2,860,000	2,894,257
1.88%, 09/15/2031	2,853,000	2,399,770
Leidos, Inc., 2.30%, 02/15/2031	2,865,000	2,456,154
Lowe’s Cos., Inc., 2.63%, 04/01/2031	4,292,000	3,787,330
	Principal Amount	Value
Specialty Retail-(continued)
O’Reilly Automotive, Inc., 1.75%, 03/15/2031	$1,430,000	$1,189,704
Ross Stores, Inc., 1.88%, 04/15/2031	1,433,000	1,201,951
TJX Cos., Inc. (The), 1.60%, 05/15/2031	1,430,000	1,190,434
		19,476,637
Technology Hardware, Storage & Peripherals-2.32%
Apple, Inc.
1.65%, 02/08/2031	7,860,000	6,715,011
1.70%, 08/05/2031(b)	2,853,000	2,416,895
Hewlett Packard Enterprise Co., 4.85%, 10/15/2031	3,560,000	3,527,439
HP, Inc., 2.65%, 06/17/2031	2,845,000	2,481,901
IBM International Capital Pte. Ltd., 4.75%, 02/05/2031	1,430,000	1,435,289
		16,576,535
Tobacco-1.60%
B.A.T Capital Corp. (United Kingdom)
5.83%, 02/20/2031	2,430,000	2,532,236
2.73%, 03/25/2031	3,565,000	3,137,407
Philip Morris International, Inc.
5.13%, 02/13/2031	3,578,000	3,639,344
4.75%, 11/01/2031	2,120,000	2,106,127
		11,415,114
Trading Companies & Distributors-0.24%
Air Lease Corp., 5.20%, 07/15/2031	1,717,000	1,731,572
Water Utilities-0.19%
American Water Capital Corp., 2.30%, 06/01/2031	1,559,000	1,345,180
Wireless Telecommunication Services-1.26%
T-Mobile USA, Inc.
2.88%, 02/15/2031	2,860,000	2,540,225
3.50%, 04/15/2031	7,002,000	6,466,349
		9,006,574
Total U.S. Dollar Denominated Bonds & Notes (Cost $702,517,259)		708,222,827
	Shares
Money Market Funds-0.01%
Invesco Government & Agency Portfolio, Institutional Class, 4.57%(c)(d) (Cost $78,443)	78,443	78,443
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.05% (Cost $702,595,702)		708,301,270
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-0.93%
Invesco Private Government Fund, 4.63%(c)(d)(e)	1,866,695	1,866,695
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2031 Corporate Bond ETF (BSCV)—(continued)
November 30, 2024
(Unaudited)
	Shares	Value
Money Market Funds-(continued)
Invesco Private Prime Fund, 4.71%(c)(d)(e)	4,795,163	$4,796,602
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $6,663,297)		6,663,297
TOTAL INVESTMENTS IN SECURITIES-99.98% (Cost $709,258,999)		714,964,567
OTHER ASSETS LESS LIABILITIES-0.02%		167,286
NET ASSETS-100.00%		$715,131,853

Investment Abbreviations:
REIT	-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	All or a portion of this security was out on loan at November 30, 2024.
(c)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended November 30, 2024.

	Value August 31, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value November 30, 2024	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$45,840	$7,497,860	$(7,465,257)	$-	$-	$78,443	$14,874
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	3,527,136	9,981,215	(11,641,656)	-	-	1,866,695	30,021 *
Invesco Private Prime Fund	9,205,772	19,812,407	(24,220,812)	(531)	(234)	4,796,602	79,820 *
Total	$12,778,748	$37,291,482	$(43,327,725)	$(531)	$(234)	$6,741,740	$124,715

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(d)	The rate shown is the 7-day SEC standardized yield as of November 30, 2024.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco BulletShares 2032 Corporate Bond ETF (BSCW)
November 30, 2024
(Unaudited)

	Principal Amount	Value
U.S. Dollar Denominated Bonds & Notes-99.00%
Aerospace & Defense-1.47%
General Electric Co., 6.75%, 03/15/2032	$4,111,000	$4,599,305
Lockheed Martin Corp., 3.90%, 06/15/2032	2,482,000	2,352,619
RTX Corp., 2.38%, 03/15/2032	3,115,000	2,637,830
		9,589,754
Automobiles-2.81%
Ford Motor Co.
3.25%, 02/12/2032	7,800,500	6,657,097
6.10%, 08/19/2032	5,460,000	5,573,267
General Motors Co., 5.60%, 10/15/2032	3,901,000	4,022,806
Honda Motor Co. Ltd. (Japan), 2.97%, 03/10/2032	2,340,000	2,086,248
		18,339,418
Banks-4.15%
Bank of Nova Scotia (The) (Canada), 2.45%, 02/02/2032	2,630,000	2,245,445
Canadian Imperial Bank of Commerce (Canada), 3.60%, 04/07/2032	3,121,000	2,874,402
Citigroup, Inc., 6.63%, 06/15/2032	3,120,000	3,404,959
Citizens Financial Group, Inc., 2.64%, 09/30/2032	1,934,000	1,592,866
KeyBank N.A., 4.90%, 08/08/2032(b)	2,335,000	2,261,692
Royal Bank of Canada (Canada), 3.88%, 05/04/2032	3,121,000	2,932,297
Toronto-Dominion Bank (The) (Canada)
2.45%, 01/12/2032	1,880,000	1,607,919
3.20%, 03/10/2032	4,697,000	4,207,363
4.46%, 06/08/2032	6,150,000	5,976,604
		27,103,547
Beverages-1.59%
Constellation Brands, Inc., 4.75%, 05/09/2032	2,171,000	2,144,612
Diageo Capital PLC (United Kingdom), 2.13%, 04/29/2032	2,340,000	1,951,849
Keurig Dr Pepper, Inc., 4.05%, 04/15/2032(b)	2,652,000	2,534,070
PepsiCo, Inc., 3.90%, 07/18/2032	3,930,000	3,755,585
		10,386,116
Biotechnology-0.83%
Amgen, Inc.
2.00%, 01/15/2032	3,140,000	2,597,569
3.35%, 02/22/2032	3,120,000	2,831,101
		5,428,670
Broadline Retail-2.21%
Amazon.com, Inc.
3.60%, 04/13/2032	7,792,000	7,328,520
4.70%, 12/01/2032	7,021,000	7,098,075
		14,426,595
Building Products-0.22%
Carlisle Cos., Inc., 2.20%, 03/01/2032	1,705,000	1,418,159
Capital Markets-4.67%
Ameriprise Financial, Inc., 4.50%, 05/13/2032	1,550,000	1,523,695
BlackRock, Inc., 2.10%, 02/25/2032	3,120,000	2,628,518
Brookfield Finance I (UK) PLC/Brookfield Finance, Inc. (Canada), 2.34%, 01/30/2032	1,858,000	1,569,005
	Principal Amount	Value
Capital Markets-(continued)
Charles Schwab Corp. (The), 2.90%, 03/03/2032	$3,120,000	$2,754,776
CME Group, Inc., 2.65%, 03/15/2032	2,340,000	2,055,929
Credit Suisse (USA) LLC (Switzerland), 7.13%, 07/15/2032	2,310,000	2,617,758
FactSet Research Systems, Inc., 3.45%, 03/01/2032	1,548,000	1,388,876
Jefferies Financial Group, Inc., 2.75%, 10/15/2032	1,558,000	1,311,163
Moody’s Corp., 4.25%, 08/08/2032	1,546,000	1,495,614
Morgan Stanley, 7.25%, 04/01/2032	3,102,000	3,572,342
Nomura Holdings, Inc. (Japan), 3.00%, 01/22/2032	2,380,000	2,070,201
Northern Trust Corp., 6.13%, 11/02/2032	3,115,000	3,378,876
S&P Global, Inc., 2.90%, 03/01/2032	4,620,000	4,104,894
		30,471,647
Chemicals-1.25%
Albemarle Corp., 5.05%, 06/01/2032	1,861,000	1,815,870
Celanese US Holdings LLC, 6.38%, 07/15/2032	3,151,000	3,285,550
Ecolab, Inc., 2.13%, 02/01/2032(b)	2,010,000	1,699,161
Sherwin-Williams Co. (The), 2.20%, 03/15/2032	1,574,000	1,327,208
		8,127,789
Commercial Services & Supplies-1.93%
Cintas Corp. No. 2, 4.00%, 05/01/2032	2,482,000	2,370,501
Republic Services, Inc., 1.75%, 02/15/2032	2,322,000	1,899,113
Waste Connections, Inc.
2.20%, 01/15/2032	2,015,000	1,691,807
3.20%, 06/01/2032	1,550,000	1,390,253
Waste Management, Inc.
4.80%, 03/15/2032	2,226,000	2,227,414
4.15%, 04/15/2032	3,100,000	2,990,255
		12,569,343
Communications Equipment-0.30%
Motorola Solutions, Inc., 5.60%, 06/01/2032	1,871,000	1,948,544
Construction & Engineering-0.20%
Quanta Services, Inc., 2.35%, 01/15/2032	1,550,000	1,309,632
Consumer Finance-0.90%
Discover Financial Services, 6.70%, 11/29/2032	2,317,000	2,523,756
General Motors Financial Co., Inc., 3.10%, 01/12/2032	3,870,000	3,373,608
		5,897,364
Consumer Staples Distribution & Retail-1.78%
Costco Wholesale Corp., 1.75%, 04/20/2032	3,120,000	2,583,540
Dollar General Corp., 5.00%, 11/01/2032	2,182,000	2,122,036
Target Corp., 4.50%, 09/15/2032	3,120,000	3,071,258
Walmart, Inc., 4.15%, 09/09/2032	3,900,000	3,841,864
		11,618,698
Containers & Packaging-0.63%
Avery Dennison Corp., 2.25%, 02/15/2032	1,555,000	1,299,360
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2032 Corporate Bond ETF (BSCW)—(continued)
November 30, 2024
(Unaudited)
	Principal Amount	Value
Containers & Packaging-(continued)
Sonoco Products Co., 2.85%, 02/01/2032(b)	$1,550,000	$1,346,257
WRKCo, Inc., 4.20%, 06/01/2032	1,545,000	1,472,745
		4,118,362
Distributors-0.20%
Genuine Parts Co., 2.75%, 02/01/2032	1,545,000	1,327,167
Diversified Consumer Services-0.24%
RELX Capital, Inc. (United Kingdom), 4.75%, 05/20/2032	1,560,000	1,553,687
Diversified REITs-0.91%
CubeSmart L.P., 2.50%, 02/15/2032	1,560,000	1,329,629
VICI Properties L.P., 5.13%, 05/15/2032	4,647,000	4,595,247
		5,924,876
Diversified Telecommunication Services-3.78%
AT&T, Inc., 2.25%, 02/01/2032	7,790,000	6,565,795
Bell Canada (Canada), Series US-5, 2.15%, 02/15/2032	1,855,000	1,537,057
Deutsche Telekom International Finance B.V. (Germany), 9.25%, 06/01/2032	1,554,000	1,970,585
TELUS Corp. (Canada), 3.40%, 05/13/2032	2,805,000	2,526,973
Verizon Communications, Inc., 2.36%, 03/15/2032	14,300,000	12,070,938
		24,671,348
Electric Utilities-8.57%
AEP Texas, Inc., 4.70%, 05/15/2032	1,550,000	1,518,874
Alabama Power Co., 3.05%, 03/15/2032	2,169,000	1,945,574
American Electric Power Co., Inc., 5.95%, 11/01/2032	1,532,000	1,621,972
Appalachian Power Co., Series BB, 4.50%, 08/01/2032	1,550,000	1,496,733
CenterPoint Energy Houston Electric LLC, Series AI, 4.45%, 10/01/2032	1,554,000	1,519,753
Duke Energy Carolinas LLC, 2.85%, 03/15/2032	1,547,000	1,368,772
Duke Energy Corp., 4.50%, 08/15/2032	3,583,000	3,479,691
Duke Energy Progress LLC, 3.40%, 04/01/2032	1,550,000	1,421,442
Edison International, 5.25%, 03/15/2032	750,000	758,452
Entergy Louisiana LLC, 2.35%, 06/15/2032	1,562,000	1,336,106
Eversource Energy, 3.38%, 03/01/2032	2,015,000	1,806,413
Exelon Corp., 3.35%, 03/15/2032	2,022,000	1,828,023
Florida Power & Light Co., 2.45%, 02/03/2032	4,676,000	4,031,171
Georgia Power Co., 4.70%, 05/15/2032	2,173,000	2,160,742
National Rural Utilities Cooperative Finance Corp.
2.75%, 04/15/2032	1,550,000	1,361,307
4.02%, 11/01/2032	1,850,000	1,753,664
NextEra Energy Capital Holdings, Inc.
2.44%, 01/15/2032	2,935,000	2,503,225
5.00%, 07/15/2032	3,120,000	3,140,639
Oncor Electric Delivery Co. LLC, 4.55%, 09/15/2032	2,170,000	2,136,096
Pacific Gas and Electric Co., 5.90%, 06/15/2032	1,869,000	1,953,990
Public Service Electric and Gas Co., 3.10%, 03/15/2032	1,550,000	1,401,331
San Diego Gas & Electric Co., Series XXX, 3.00%, 03/15/2032	1,639,000	1,464,671
	Principal Amount	Value
Electric Utilities-(continued)
Southern California Edison Co.
2.75%, 02/01/2032	$1,548,000	$1,355,208
5.95%, 11/01/2032	2,340,000	2,496,310
Southern Co. (The), 5.70%, 10/15/2032	1,555,000	1,633,415
Union Electric Co., 2.15%, 03/15/2032	1,630,000	1,369,790
Virginia Electric & Power Co., 2.40%, 03/30/2032	1,864,000	1,596,351
Wisconsin Electric Power Co., 4.75%, 09/30/2032	1,562,000	1,576,521
Wisconsin Power and Light Co., 3.95%, 09/01/2032	1,860,000	1,762,405
Xcel Energy, Inc., 4.60%, 06/01/2032	2,187,000	2,127,806
		55,926,447
Electronic Equipment, Instruments & Components-0.99%
Allegion US Holding Co., Inc., 5.41%, 07/01/2032	1,876,000	1,925,566
Arrow Electronics, Inc., 2.95%, 02/15/2032	1,556,000	1,345,754
Flex Ltd., 5.25%, 01/15/2032	1,560,000	1,564,415
Tyco Electronics Group S.A. (Switzerland), 2.50%, 02/04/2032	1,870,000	1,623,775
		6,459,510
Entertainment-2.65%
Take-Two Interactive Software, Inc., 4.00%, 04/14/2032	1,546,000	1,459,041
TWDC Enterprises 18 Corp., 7.00%, 03/01/2032	1,541,000	1,760,176
Warnermedia Holdings, Inc., 4.28%, 03/15/2032	15,570,000	14,056,113
		17,275,330
Financial Services-4.56%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland), 3.30%, 01/30/2032	12,474,000	11,072,063
Corebridge Financial, Inc., 3.90%, 04/05/2032	4,680,000	4,346,458
Fidelity National Information Services, Inc., 5.10%, 07/15/2032	2,310,000	2,335,334
Global Payments, Inc., 5.40%, 08/15/2032	2,357,000	2,394,926
Mastercard, Inc., 4.35%, 01/15/2032	3,590,000	3,528,558
ORIX Corp. (Japan)
4.00%, 04/13/2032	1,560,000	1,466,012
5.20%, 09/13/2032	1,557,000	1,578,833
PayPal Holdings, Inc., 4.40%, 06/01/2032	3,121,000	3,054,736
		29,776,920
Food Products-1.45%
Archer-Daniels-Midland Co., 2.90%, 03/01/2032	2,340,000	2,072,710
J. M. Smucker Co. (The), 2.13%, 03/15/2032(b)	1,545,000	1,285,674
Mondelez International, Inc.
3.00%, 03/17/2032	2,340,000	2,073,978
1.88%, 10/15/2032(b)	1,940,000	1,586,513
Pilgrim’s Pride Corp., 3.50%, 03/01/2032	2,774,000	2,442,358
		9,461,233
Gas Utilities-0.75%
CenterPoint Energy Resources Corp., 4.40%, 07/01/2032	1,606,000	1,563,371
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2032 Corporate Bond ETF (BSCW)—(continued)
November 30, 2024
(Unaudited)
	Principal Amount	Value
Gas Utilities-(continued)
Southern Co. Gas Capital Corp., 5.15%, 09/15/2032	$1,545,000	$1,565,454
Southwest Gas Corp., 4.05%, 03/15/2032	1,857,000	1,754,003
		4,882,828
Ground Transportation-1.58%
Canadian National Railway Co. (Canada), 3.85%, 08/05/2032	2,480,000	2,348,511
CSX Corp., 4.10%, 11/15/2032	2,960,000	2,834,425
Norfolk Southern Corp., 3.00%, 03/15/2032	1,855,000	1,651,768
Union Pacific Corp., 2.80%, 02/14/2032	3,906,000	3,472,070
		10,306,774
Health Care Equipment & Supplies-1.74%
Baxter International, Inc., 2.54%, 02/01/2032(b)	4,805,000	4,097,253
Becton, Dickinson and Co., 4.30%, 08/22/2032	1,550,000	1,485,010
GE HealthCare Technologies, Inc., 5.91%, 11/22/2032	5,440,000	5,785,345
		11,367,608
Health Care Providers & Services-3.38%
Elevance Health, Inc.
4.10%, 05/15/2032	1,860,000	1,760,303
5.50%, 10/15/2032	2,030,000	2,098,610
HCA, Inc., 3.63%, 03/15/2032	6,200,000	5,592,282
Humana, Inc., 2.15%, 02/03/2032	2,321,000	1,898,297
Laboratory Corp. of America Holdings, 4.55%, 04/01/2032	1,550,000	1,504,380
UnitedHealth Group, Inc.
4.95%, 01/15/2032	4,680,000	4,727,128
4.20%, 05/15/2032	4,650,000	4,505,030
		22,086,030
Health Care REITs-0.81%
Alexandria Real Estate Equities, Inc., 2.00%, 05/18/2032	2,847,000	2,319,269
Welltower OP LLC
2.75%, 01/15/2032	1,551,000	1,349,385
3.85%, 06/15/2032	1,720,000	1,610,049
		5,278,703
Hotels, Restaurants & Leisure-1.21%
Marriott International, Inc., Series GG, 3.50%, 10/15/2032	3,120,000	2,805,281
McDonald’s Corp., 4.60%, 09/09/2032(b)	2,320,000	2,306,632
Starbucks Corp., 3.00%, 02/14/2032(b)	3,093,000	2,756,535
		7,868,448
Household Products-1.11%
Church & Dwight Co., Inc., 5.60%, 11/15/2032	1,590,000	1,664,965
Clorox Co. (The), 4.60%, 05/01/2032	1,860,000	1,848,957
Colgate-Palmolive Co., 3.25%, 08/15/2032	1,543,000	1,411,978
Procter & Gamble Co. (The), 2.30%, 02/01/2032(b)	2,630,000	2,316,836
		7,242,736
Industrial Conglomerates-0.85%
Eaton Corp., 4.00%, 11/02/2032	2,180,000	2,083,982
	Principal Amount	Value
Industrial Conglomerates-(continued)
GE Capital Funding LLC, 4.55%, 05/15/2032	$1,490,000	$1,459,167
Honeywell International, Inc., 4.75%, 02/01/2032	2,000,000	2,004,178
		5,547,327
Industrial REITs-0.20%
Prologis L.P., 2.25%, 01/15/2032	1,511,000	1,286,893
Insurance-2.42%
Aon Corp./Aon Global Holdings PLC, 5.00%, 09/12/2032	1,551,000	1,566,822
Berkshire Hathaway Finance Corp., 2.88%, 03/15/2032	3,054,000	2,740,615
Brown & Brown, Inc., 4.20%, 03/17/2032	1,861,000	1,750,409
Fairfax Financial Holdings Ltd. (Canada), 5.63%, 08/16/2032	2,310,000	2,375,235
Manulife Financial Corp. (Canada), 3.70%, 03/16/2032	2,383,000	2,221,089
Marsh & McLennan Cos., Inc., 5.75%, 11/01/2032	1,560,000	1,650,072
MetLife, Inc., 6.50%, 12/15/2032	1,891,000	2,116,720
Progressive Corp. (The), 3.00%, 03/15/2032	1,545,000	1,387,037
		15,807,999
Interactive Media & Services-1.35%
Meta Platforms, Inc., 3.85%, 08/15/2032	9,290,000	8,827,588
IT Services-0.86%
International Business Machines Corp.
2.72%, 02/09/2032(b)	1,560,000	1,373,803
4.40%, 07/27/2032	2,310,000	2,259,609
5.88%, 11/29/2032	1,868,000	2,001,443
		5,634,855
Life Sciences Tools & Services-0.64%
Bio-Rad Laboratories, Inc., 3.70%, 03/15/2032(b)	2,480,000	2,261,921
Thermo Fisher Scientific, Inc., 4.95%, 11/21/2032	1,893,000	1,917,305
		4,179,226
Machinery-0.92%
Flowserve Corp., 2.80%, 01/15/2032	1,540,000	1,321,204
John Deere Capital Corp.
3.90%, 06/07/2032	1,605,000	1,524,160
4.35%, 09/15/2032	1,861,000	1,825,333
Stanley Black & Decker, Inc., 3.00%, 05/15/2032	1,548,000	1,360,035
		6,030,732
Media-1.31%
Charter Communications Operating LLC/ Charter Communications Operating Capital Corp., 2.30%, 02/01/2032	3,115,000	2,517,585
Comcast Corp., 5.50%, 11/15/2032	3,120,000	3,261,143
Paramount Global, 4.20%, 05/19/2032(b)	3,097,000	2,788,245
		8,566,973
Metals & Mining-1.10%
ArcelorMittal S.A. (Luxembourg), 6.80%, 11/29/2032(b)	3,128,000	3,426,455
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2032 Corporate Bond ETF (BSCW)—(continued)
November 30, 2024
(Unaudited)
	Principal Amount	Value
Metals & Mining-(continued)
Newmont Corp., 2.60%, 07/15/2032(b)	$2,560,000	$2,213,230
Nucor Corp., 3.13%, 04/01/2032	1,705,000	1,527,339
		7,167,024
Multi-Utilities-0.86%
Ameren Illinois Co., 3.85%, 09/01/2032	1,550,000	1,452,173
Dominion Energy, Inc., 5.38%, 11/15/2032	2,690,000	2,759,615
DTE Electric Co., Series A, 3.00%, 03/01/2032	1,553,000	1,395,364
		5,607,152
Office REITs-0.34%
Boston Properties L.P., 2.55%, 04/01/2032	2,690,000	2,214,928
Oil, Gas & Consumable Fuels-6.30%
Boardwalk Pipelines L.P., 3.60%, 09/01/2032	1,552,000	1,389,637
BP Capital Markets America, Inc., 2.72%, 01/12/2032	6,232,000	5,443,322
Cenovus Energy, Inc. (Canada), 2.65%, 01/15/2032	1,551,000	1,319,581
Cheniere Energy Partners L.P., 3.25%, 01/31/2032	3,726,000	3,282,850
ConocoPhillips, 5.90%, 10/15/2032(b)	1,545,000	1,665,888
Expand Energy Corp., 4.75%, 02/01/2032	3,595,000	3,423,747
Kinder Morgan, Inc., 7.75%, 01/15/2032	3,131,000	3,634,236
Marathon Oil Corp., 6.80%, 03/15/2032	1,730,000	1,938,120
MPLX L.P., 4.95%, 09/01/2032	3,156,000	3,114,798
Occidental Petroleum Corp., 5.38%, 01/01/2032	3,143,000	3,129,427
ONEOK, Inc., 6.10%, 11/15/2032	2,340,000	2,477,244
Suncor Energy, Inc. (Canada), 7.15%, 02/01/2032	1,587,000	1,768,528
Targa Resources Partners L.P./Targa Resources Partners Finance Corp., 4.00%, 01/15/2032	3,110,000	2,882,663
Valero Energy Corp., 7.50%, 04/15/2032	2,277,000	2,612,803
Williams Cos., Inc. (The), 4.65%, 08/15/2032	3,130,000	3,047,285
		41,130,129
Personal Care Products-0.52%
Unilever Capital Corp. (United Kingdom), 5.90%, 11/15/2032	3,153,000	3,420,196
Pharmaceuticals-2.00%
Bristol-Myers Squibb Co., 2.95%, 03/15/2032	5,460,000	4,863,099
Haleon US Capital LLC, 3.63%, 03/24/2032	6,230,000	5,754,479
Zoetis, Inc., 5.60%, 11/16/2032	2,340,000	2,450,213
		13,067,791
Residential REITs-1.34%
American Homes 4 Rent L.P., 3.63%, 04/15/2032	1,860,000	1,692,765
AvalonBay Communities, Inc., 2.05%, 01/15/2032	2,220,000	1,878,461
Essex Portfolio L.P., 2.65%, 03/15/2032	2,018,000	1,730,966
Invitation Homes Operating Partnership L.P., 4.15%, 04/15/2032	1,860,000	1,742,155
Sun Communities Operating L.P., 4.20%, 04/15/2032	1,860,000	1,731,721
		8,776,068
	Principal Amount	Value
Retail REITs-1.49%
Kimco Realty OP LLC, 3.20%, 04/01/2032	$1,861,000	$1,670,146
Realty Income Corp.
5.63%, 10/13/2032	2,321,000	2,423,953
2.85%, 12/15/2032	2,170,000	1,871,285
Simon Property Group L.P.
2.25%, 01/15/2032	2,195,000	1,864,455
2.65%, 02/01/2032	2,183,000	1,892,284
		9,722,123
Semiconductors & Semiconductor Equipment-4.04%
Advanced Micro Devices, Inc., 3.92%, 06/01/2032	1,550,000	1,466,703
Broadcom, Inc.
4.55%, 02/15/2032	2,730,000	2,672,784
4.30%, 11/15/2032	6,240,000	5,988,762
Intel Corp.
4.15%, 08/05/2032(b)	3,930,000	3,697,982
4.00%, 12/15/2032	2,324,000	2,158,500
KLA Corp., 4.65%, 07/15/2032(b)	3,094,000	3,089,446
Micron Technology, Inc., 2.70%, 04/15/2032	3,121,000	2,668,708
QUALCOMM, Inc.
1.65%, 05/20/2032	3,848,000	3,116,273
4.25%, 05/20/2032	1,553,000	1,509,902
		26,369,060
Software-1.96%
Oracle Corp., 6.25%, 11/09/2032	7,020,000	7,604,709
Roper Technologies, Inc., 4.75%, 02/15/2032	1,560,000	1,545,725
Workday, Inc., 3.80%, 04/01/2032	3,900,000	3,613,552
		12,763,986
Specialized REITs-1.76%
American Tower Corp., 4.05%, 03/15/2032(b)	2,030,000	1,920,090
Equinix, Inc., 3.90%, 04/15/2032(b)	3,745,000	3,516,535
Extra Space Storage L.P., 2.35%, 03/15/2032	1,864,000	1,553,119
GLP Capital L.P./GLP Financing II, Inc., 3.25%, 01/15/2032	2,483,000	2,170,689
Weyerhaeuser Co., 7.38%, 03/15/2032	2,055,000	2,340,334
		11,500,767
Specialty Retail-3.17%
AutoNation, Inc., 3.85%, 03/01/2032	2,186,000	1,989,752
AutoZone, Inc., 4.75%, 08/01/2032	2,340,000	2,307,470
Dick’s Sporting Goods, Inc., 3.15%, 01/15/2032(b)	2,309,000	2,046,879
Home Depot, Inc. (The)
3.25%, 04/15/2032	3,900,000	3,550,150
4.50%, 09/15/2032(b)	3,878,000	3,852,642
Lowe’s Cos., Inc., 3.75%, 04/01/2032	4,681,000	4,366,581
O’Reilly Automotive, Inc., 4.70%, 06/15/2032	2,650,000	2,602,365
		20,715,839
Technology Hardware, Storage & Peripherals-1.18%
Apple, Inc., 3.35%, 08/08/2032(b)	4,639,000	4,343,807
HP, Inc., 4.20%, 04/15/2032(b)	2,100,000	2,000,787
Western Digital Corp., 3.10%, 02/01/2032(b)	1,610,000	1,362,723
		7,707,317
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2032 Corporate Bond ETF (BSCW)—(continued)
November 30, 2024
(Unaudited)
	Principal Amount	Value
Textiles, Apparel & Luxury Goods-0.20%
Tapestry, Inc., 3.05%, 03/15/2032(b)	$1,530,000	$1,322,176
Tobacco-2.21%
Altria Group, Inc., 2.45%, 02/04/2032	5,460,000	4,584,332
B.A.T Capital Corp. (United Kingdom)
4.74%, 03/16/2032	2,771,000	2,711,602
7.75%, 10/19/2032	1,869,000	2,163,326
Philip Morris International, Inc., 5.75%, 11/17/2032	4,700,000	4,930,785
		14,390,045
Trading Companies & Distributors-0.31%
Air Lease Corp., 2.88%, 01/15/2032	2,310,000	2,012,185
Water Utilities-0.37%
American Water Capital Corp., 4.45%, 06/01/2032	2,480,000	2,432,420
Wireless Telecommunication Services-2.43%
Rogers Communications, Inc. (Canada), 3.80%, 03/15/2032	6,080,000	5,582,438
Sprint Capital Corp., 8.75%, 03/15/2032	6,226,000	7,574,951
T-Mobile USA, Inc., 2.70%, 03/15/2032	3,115,000	2,692,313
		15,849,702
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.00% (Cost $634,226,157)		646,213,784
	Shares	Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-4.97%
Invesco Private Government Fund, 4.63%(c)(d)(e)	9,080,377	$9,080,377
Invesco Private Prime Fund, 4.71%(c)(d)(e)	23,324,732	23,331,729
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $32,412,821)		32,412,106
TOTAL INVESTMENTS IN SECURITIES-103.97% (Cost $666,638,978)		678,625,890
OTHER ASSETS LESS LIABILITIES-(3.97)%		(25,914,022)
NET ASSETS-100.00%		$652,711,868

Investment Abbreviations:
REIT	-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	All or a portion of this security was out on loan at November 30, 2024.
(c)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended November 30, 2024.

	Value August 31, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value November 30, 2024	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$52,309	$4,827,400	$(4,879,709)	$-	$-	$-	$11,363
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	6,907,673	28,955,356	(26,782,652)	-	-	9,080,377	87,540 *
Invesco Private Prime Fund	13,011,726	43,432,783	(33,110,532)	(1,486)	(762)	23,331,729	221,722 *
Total	$19,971,708	$77,215,539	$(64,772,893)	$(1,486)	$(762)	$32,412,106	$320,625

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(d)	The rate shown is the 7-day SEC standardized yield as of November 30, 2024.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2032 Corporate Bond ETF (BSCW)—(continued)
November 30, 2024
(Unaudited)
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco BulletShares 2033 Corporate Bond ETF (BSCX)
November 30, 2024
(Unaudited)

	Principal Amount	Value
U.S. Dollar Denominated Bonds & Notes-98.44%
Aerospace & Defense-2.45%
HEICO Corp., 5.35%, 08/01/2033	$1,076,000	$1,097,944
L3Harris Technologies, Inc., 5.40%, 07/31/2033	2,695,000	2,758,565
Lockheed Martin Corp., 5.25%, 01/15/2033	1,797,000	1,855,887
Northrop Grumman Corp., 4.70%, 03/15/2033	1,786,000	1,765,989
RTX Corp., 5.15%, 02/27/2033	2,241,000	2,272,867
		9,751,252
Air Freight & Logistics-0.41%
United Parcel Service, Inc., 4.88%, 03/03/2033	1,620,000	1,634,728
Automobile Components-0.23%
Magna International, Inc. (Canada), 5.50%, 03/21/2033	902,000	933,087
Automobiles-1.06%
Ford Motor Credit Co. LLC, 7.12%, 11/07/2033	2,245,000	2,415,312
Toyota Motor Corp. (Japan), 5.12%, 07/13/2033	898,000	933,280
Toyota Motor Credit Corp., 4.70%, 01/12/2033	893,000	890,155
		4,238,747
Banks-5.75%
Banco Santander S.A. (Spain)
6.92%, 08/08/2033	3,590,000	3,867,152
6.94%, 11/07/2033	2,690,000	3,010,657
Canadian Imperial Bank of Commerce (Canada), 6.09%, 10/03/2033	1,974,000	2,114,309
Citigroup, Inc., 6.00%, 10/31/2033	1,171,000	1,234,644
KeyBank N.A., 5.00%, 01/26/2033	1,782,000	1,739,896
Royal Bank of Canada (Canada)
5.00%, 02/01/2033	3,050,000	3,067,259
5.00%, 05/02/2033	1,614,000	1,622,816
Sumitomo Mitsui Financial Group, Inc. (Japan)
5.77%, 01/13/2033	3,115,000	3,280,284
5.78%, 07/13/2033	1,170,000	1,237,012
5.81%, 09/14/2033(b)	1,620,000	1,720,212
		22,894,241
Beverages-1.85%
Brown-Forman Corp., 4.75%, 04/15/2033	1,155,000	1,154,854
Constellation Brands, Inc., 4.90%, 05/01/2033	1,340,000	1,324,277
Diageo Capital PLC (United Kingdom)
5.50%, 01/24/2033	1,345,000	1,396,330
5.63%, 10/05/2033	1,615,000	1,694,772
PepsiCo, Inc., 4.45%, 02/15/2033(b)	1,797,000	1,819,571
		7,389,804
Biotechnology-2.73%
Amgen, Inc.
4.20%, 03/01/2033	1,350,000	1,275,681
5.25%, 03/02/2033	7,621,000	7,747,298
Gilead Sciences, Inc., 5.25%, 10/15/2033	1,797,000	1,844,222
		10,867,201
Building Products-0.28%
Fortune Brands Innovations, Inc., 5.88%, 06/01/2033(b)	1,076,000	1,125,371
	Principal Amount	Value
Capital Markets-2.41%
Ameriprise Financial, Inc., 5.15%, 05/15/2033	$1,347,000	$1,374,358
BlackRock, Inc., 4.75%, 05/25/2033	2,241,000	2,244,571
Goldman Sachs Group, Inc. (The), 6.13%, 02/15/2033(b)	1,850,000	2,022,858
Nomura Holdings, Inc. (Japan)
6.18%, 01/18/2033	1,350,000	1,435,337
6.09%, 07/12/2033(b)	1,080,000	1,145,881
S&P Global, Inc., 5.25%, 09/15/2033	1,340,000	1,385,370
		9,608,375
Chemicals-2.23%
Air Products and Chemicals, Inc., 4.80%, 03/03/2033	1,076,000	1,083,164
Celanese US Holdings LLC, 6.95%, 11/15/2033	1,799,000	1,925,137
Dow Chemical Co. (The), 6.30%, 03/15/2033	1,048,000	1,137,254
Eastman Chemical Co., 5.75%, 03/08/2033	898,000	931,288
EIDP, Inc., 4.80%, 05/15/2033	1,071,000	1,064,170
FMC Corp., 5.65%, 05/18/2033	900,000	913,062
LYB International Finance III LLC, 5.63%, 05/15/2033	898,000	929,252
Mosaic Co. (The), 5.45%, 11/15/2033	898,000	911,666
		8,894,993
Commercial Services & Supplies-1.42%
Republic Services, Inc.
2.38%, 03/15/2033	1,244,000	1,034,754
5.00%, 12/15/2033	1,165,000	1,172,378
Veralto Corp., 5.45%, 09/18/2033	1,260,000	1,291,914
Waste Connections, Inc., 4.20%, 01/15/2033	1,332,000	1,268,544
Waste Management, Inc., 4.63%, 02/15/2033	898,000	893,285
		5,660,875
Consumer Finance-0.71%
Ally Financial, Inc., 6.70%, 02/14/2033	878,000	905,969
General Motors Financial Co., Inc., 6.40%, 01/09/2033	1,797,000	1,907,208
		2,813,177
Consumer Staples Distribution & Retail-1.33%
Dollar General Corp., 5.45%, 07/05/2033(b)	1,796,000	1,795,039
Target Corp., 4.40%, 01/15/2033	888,000	866,764
Walmart, Inc., 4.10%, 04/15/2033	2,695,000	2,627,416
		5,289,219
Containers & Packaging-0.46%
Amcor Finance (USA), Inc., 5.63%, 05/26/2033	899,000	930,297
WRKCo, Inc., 3.00%, 06/15/2033	1,046,000	899,648
		1,829,945
Distributors-0.28%
LKQ Corp., 6.25%, 06/15/2033(b)	1,075,000	1,128,635
Diversified Telecommunication Services-3.15%
AT&T, Inc., 2.55%, 12/01/2033	6,716,000	5,536,781
Bell Canada (Canada), 5.10%, 05/11/2033	1,515,000	1,501,032
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2033 Corporate Bond ETF (BSCX)—(continued)
November 30, 2024
(Unaudited)
	Principal Amount	Value
Diversified Telecommunication Services-(continued)
Verizon Communications, Inc.
5.05%, 05/09/2033	$1,795,000	$1,817,004
4.50%, 08/10/2033	3,839,000	3,711,360
		12,566,177
Electric Utilities-9.06%
American Electric Power Co., Inc., 5.63%, 03/01/2033	1,521,000	1,572,581
Arizona Public Service Co., 5.55%, 08/01/2033	900,000	921,857
CenterPoint Energy Houston Electric LLC, 4.95%, 04/01/2033	1,066,000	1,068,754
Consolidated Edison Co. of New York, Inc., 5.20%, 03/01/2033	898,000	923,681
Constellation Energy Generation LLC, 5.80%, 03/01/2033	1,076,000	1,127,790
Duke Energy Carolinas LLC, 4.95%, 01/15/2033	2,241,000	2,256,949
Duke Energy Corp., 5.75%, 09/15/2033	1,075,000	1,130,622
Duke Energy Florida LLC, 5.88%, 11/15/2033	1,080,000	1,151,242
Duke Energy Progress LLC, 5.25%, 03/15/2033	900,000	922,939
Entergy Louisiana LLC, 4.00%, 03/15/2033	1,332,000	1,247,896
Eversource Energy, 5.13%, 05/15/2033	1,425,000	1,420,194
Exelon Corp., 5.30%, 03/15/2033	1,530,000	1,562,952
Florida Power & Light Co.
5.10%, 04/01/2033	1,350,000	1,374,369
4.80%, 05/15/2033	1,340,000	1,338,896
Georgia Power Co., 4.95%, 05/17/2033	1,790,000	1,800,289
National Rural Utilities Cooperative Finance Corp., 5.80%, 01/15/2033	1,165,000	1,237,283
NextEra Energy Capital Holdings, Inc., 5.05%, 02/28/2033	1,799,000	1,807,171
Oncor Electric Delivery Co. LLC, 5.65%, 11/15/2033	1,436,000	1,514,779
Pacific Gas and Electric Co.
6.15%, 01/15/2033	1,342,000	1,417,789
6.40%, 06/15/2033	2,063,000	2,213,811
PECO Energy Co., 4.90%, 06/15/2033	1,027,000	1,034,261
PPL Electric Utilities Corp., 5.00%, 05/15/2033	1,078,000	1,093,436
Public Service Electric and Gas Co.
4.65%, 03/15/2033	878,000	871,279
5.20%, 08/01/2033	898,000	924,308
Southern Co. (The), 5.20%, 06/15/2033	1,350,000	1,369,194
Virginia Electric & Power Co., 5.00%, 04/01/2033	1,335,000	1,340,940
Xcel Energy, Inc., 5.45%, 08/15/2033	1,436,000	1,461,864
		36,107,126
Electrical Equipment-0.59%
Regal Rexnord Corp., 6.40%, 04/15/2033	2,240,000	2,362,124
Electronic Equipment, Instruments & Components-0.38%
Trimble, Inc., 6.10%, 03/15/2033	1,431,000	1,509,345
Energy Equipment & Services-0.22%
Schlumberger Investment S.A., 4.85%, 05/15/2033	890,000	889,267
	Principal Amount	Value
Financial Services-2.70%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland), 3.40%, 10/29/2033	$2,690,000	$2,339,703
Apollo Global Management, Inc., 6.38%, 11/15/2033	893,000	987,829
Brookfield Capital Finance LLC (Canada), 6.09%, 06/14/2033	987,000	1,045,171
Equitable Holdings, Inc., 5.59%, 01/11/2033	893,000	920,459
Fiserv, Inc.
5.60%, 03/02/2033	1,620,000	1,679,432
5.63%, 08/21/2033	2,335,000	2,421,149
Mastercard, Inc., 4.85%, 03/09/2033	1,342,000	1,360,223
		10,753,966
Food Products-2.61%
Archer-Daniels-Midland Co., 4.50%, 08/15/2033(b)	898,000	877,560
General Mills, Inc., 4.95%, 03/29/2033	1,797,000	1,792,991
J.M. Smucker Co. (The), 6.20%, 11/15/2033	1,792,000	1,925,496
JBS USA Holding Lux S.a.r.l./JBS USA Food Co./JBS Lux Co. S.a.r.l., 5.75%, 04/01/2033	2,985,000	3,045,548
McCormick & Co., Inc., 4.95%, 04/15/2033	898,000	897,517
Pilgrim’s Pride Corp., 6.25%, 07/01/2033	1,755,000	1,841,555
		10,380,667
Gas Utilities-1.10%
Atmos Energy Corp., 5.90%, 11/15/2033	1,298,000	1,394,947
CenterPoint Energy Resources Corp., 5.40%, 03/01/2033	1,076,000	1,107,663
Southern California Gas Co., 5.20%, 06/01/2033	902,000	922,633
Southern Co. Gas Capital Corp., 5.75%, 09/15/2033	899,000	941,718
		4,366,961
Ground Transportation-1.19%
CSX Corp., 5.20%, 11/15/2033	1,076,000	1,106,647
Norfolk Southern Corp., 4.45%, 03/01/2033	898,000	875,813
Ryder System, Inc., 6.60%, 12/01/2033	1,076,000	1,184,919
Union Pacific Corp., 4.50%, 01/20/2033	1,605,000	1,584,530
		4,751,909
Health Care Equipment & Supplies-0.44%
Medtronic Global Holdings S.C.A., 4.50%, 03/30/2033	1,780,000	1,745,324
Health Care Providers & Services-5.80%
Cigna Group (The), 5.40%, 03/15/2033	1,431,000	1,464,742
CVS Health Corp.
5.25%, 02/21/2033	3,139,000	3,116,344
5.30%, 06/01/2033	2,241,000	2,224,629
Elevance Health, Inc., 4.75%, 02/15/2033	1,780,000	1,742,175
HCA, Inc., 5.50%, 06/01/2033	2,241,000	2,263,879
Humana, Inc., 5.88%, 03/01/2033	1,342,000	1,386,496
McKesson Corp., 5.10%, 07/15/2033	1,077,000	1,098,205
Providence St. Joseph Health Obligated Group, 5.40%, 10/01/2033	1,052,000	1,070,915
Quest Diagnostics, Inc., 6.40%, 11/30/2033	1,347,000	1,473,318
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2033 Corporate Bond ETF (BSCX)—(continued)
November 30, 2024
(Unaudited)
	Principal Amount	Value
Health Care Providers & Services-(continued)
UnitedHealth Group, Inc.
5.35%, 02/15/2033	$3,593,000	$3,719,203
4.50%, 04/15/2033	2,695,000	2,630,994
UPMC, 5.04%, 05/15/2033	890,000	895,818
		23,086,718
Health Care REITs-0.62%
Alexandria Real Estate Equities, Inc., 1.88%, 02/01/2033	1,784,000	1,403,592
Omega Healthcare Investors, Inc., 3.25%, 04/15/2033	1,245,000	1,070,013
		2,473,605
Hotels, Restaurants & Leisure-1.00%
Darden Restaurants, Inc., 6.30%, 10/10/2033	893,000	949,583
Marriott International, Inc., Series II, 2.75%, 10/15/2033(b)	1,244,000	1,043,853
McDonald’s Corp., 4.95%, 08/14/2033	1,076,000	1,091,258
Starbucks Corp., 4.80%, 02/15/2033(b)	888,000	889,163
		3,973,857
Household Products-0.60%
Colgate-Palmolive Co., 4.60%, 03/01/2033	893,000	898,053
Procter & Gamble Co. (The), 4.05%, 01/26/2033(b)	1,530,000	1,493,718
		2,391,771
Industrial Conglomerates-1.07%
Eaton Corp., 4.15%, 03/15/2033	2,330,000	2,243,946
Honeywell International, Inc., 5.00%, 02/15/2033	1,975,000	2,010,991
		4,254,937
Industrial REITs-0.62%
Prologis L.P.
4.63%, 01/15/2033	1,154,000	1,142,076
4.75%, 06/15/2033	1,332,000	1,321,568
		2,463,644
Insurance-2.96%
Allstate Corp. (The), 5.25%, 03/30/2033	1,342,000	1,366,732
American International Group, Inc., 5.13%, 03/27/2033(b)	1,342,000	1,355,640
Aon Corp./Aon Global Holdings PLC, 5.35%, 02/28/2033	1,342,000	1,373,866
Fairfax Financial Holdings Ltd. (Canada), 6.00%, 12/07/2033	1,350,000	1,410,259
Marsh & McLennan Cos., Inc., 5.40%, 09/15/2033(b)	1,076,000	1,121,343
MetLife, Inc., 5.38%, 07/15/2033	1,797,000	1,871,098
Progressive Corp. (The), 4.95%, 06/15/2033	898,000	909,896
Travelers Property Casualty Corp., 6.38%, 03/15/2033	898,000	1,007,209
Willis North America, Inc., 5.35%, 05/15/2033	1,350,000	1,372,396
		11,788,439
Interactive Media & Services-0.81%
Meta Platforms, Inc., 4.95%, 05/15/2033	3,139,000	3,210,638
IT Services-0.34%
International Business Machines Corp., 4.75%, 02/06/2033(b)	1,343,000	1,346,993
	Principal Amount	Value
Life Sciences Tools & Services-0.46%
Thermo Fisher Scientific, Inc., 5.09%, 08/10/2033	$1,797,000	$1,829,827
Machinery-1.71%
Ingersoll Rand, Inc., 5.70%, 08/14/2033	1,792,000	1,869,644
John Deere Capital Corp., Series I, 5.15%, 09/08/2033	1,797,000	1,848,968
Nordson Corp., 5.80%, 09/15/2033	868,000	915,966
nVent Finance S.a.r.l. (United Kingdom), 5.65%, 05/15/2033	878,000	898,627
Trane Technologies Financing Ltd., 5.25%, 03/03/2033	1,254,000	1,286,403
		6,819,608
Media-3.54%
Charter Communications Operating LLC/ Charter Communications Operating Capital Corp., 4.40%, 04/01/2033	1,780,000	1,628,577
Comcast Corp.
4.25%, 01/15/2033	3,050,000	2,913,600
4.65%, 02/15/2033	1,792,000	1,769,919
7.05%, 03/15/2033	1,347,000	1,538,707
4.80%, 05/15/2033	1,797,000	1,787,417
Fox Corp., 6.50%, 10/13/2033	2,240,000	2,404,934
Time Warner Cable Enterprises LLC, 8.38%, 07/15/2033	1,790,000	2,056,346
		14,099,500
Metals & Mining-0.37%
Rio Tinto Alcan, Inc. (Canada), 6.13%, 12/15/2033	1,346,000	1,465,543
Multi-Utilities-1.75%
Ameren Illinois Co., 4.95%, 06/01/2033	898,000	905,223
Consumers Energy Co., 4.63%, 05/15/2033	1,245,000	1,232,289
Dominion Energy, Inc., Series F, 5.25%, 01/08/2033	914,000	923,037
DTE Electric Co., 5.20%, 04/01/2033	1,081,000	1,108,176
National Grid PLC (United Kingdom), 5.81%, 06/12/2033	1,432,000	1,496,871
Sempra, 5.50%, 08/01/2033	1,254,000	1,291,880
		6,957,476
Office REITs-0.30%
Boston Properties L.P., 2.45%, 10/01/2033	1,530,000	1,202,899
Oil, Gas & Consumable Fuels-11.78%
BP Capital Markets America, Inc.
4.81%, 02/13/2033	4,037,000	3,996,426
4.89%, 09/11/2033	2,695,000	2,673,793
Cheniere Energy Partners L.P., 5.95%, 06/30/2033	2,517,000	2,614,131
ConocoPhillips Co., 5.05%, 09/15/2033	1,797,000	1,826,839
Diamondback Energy, Inc., 6.25%, 03/15/2033	1,974,000	2,099,822
Enbridge, Inc. (Canada)
5.70%, 03/08/2033	4,126,000	4,281,644
2.50%, 08/01/2033	1,780,000	1,466,311
Energy Transfer L.P.
5.75%, 02/15/2033	2,695,000	2,769,455
6.55%, 12/01/2033	2,695,000	2,921,245
Enterprise Products Operating LLC
5.35%, 01/31/2033	1,794,000	1,850,918
Series D, 6.88%, 03/01/2033	898,000	1,015,153
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2033 Corporate Bond ETF (BSCX)—(continued)
November 30, 2024
(Unaudited)
	Principal Amount	Value
Oil, Gas & Consumable Fuels-(continued)
Hess Corp., 7.13%, 03/15/2033	$971,000	$1,105,334
Kinder Morgan Energy Partners L.P., 7.30%, 08/15/2033	899,000	1,027,944
Kinder Morgan, Inc.
4.80%, 02/01/2033	1,340,000	1,303,120
5.20%, 06/01/2033	2,695,000	2,694,885
MPLX L.P., 5.00%, 03/01/2033	1,964,000	1,929,871
ONEOK, Inc., 6.05%, 09/01/2033	2,695,000	2,840,032
Ovintiv, Inc., 6.25%, 07/15/2033	1,076,000	1,129,054
Phillips 66 Co., 5.30%, 06/30/2033	1,619,000	1,640,305
Targa Resources Corp.
4.20%, 02/01/2033	1,332,000	1,242,257
6.13%, 03/15/2033	1,615,000	1,704,770
Western Midstream Operating L.P., 6.15%, 04/01/2033	1,347,000	1,401,209
Williams Cos., Inc. (The), 5.65%, 03/15/2033	1,342,000	1,385,258
		46,919,776
Personal Care Products-1.24%
Estee Lauder Cos., Inc. (The), 4.65%, 05/15/2033	1,244,000	1,209,683
Kenvue, Inc., 4.90%, 03/22/2033	2,243,000	2,258,609
Unilever Capital Corp. (United Kingdom), 5.00%, 12/08/2033	1,440,000	1,471,194
		4,939,486
Pharmaceuticals-2.76%
AstraZeneca Finance LLC (United Kingdom), 4.88%, 03/03/2033	873,000	882,489
Bristol-Myers Squibb Co., 5.90%, 11/15/2033	1,797,000	1,930,512
Eli Lilly and Co., 4.70%, 02/27/2033	1,782,000	1,786,458
Johnson & Johnson
4.95%, 05/15/2033	898,000	936,593
4.38%, 12/05/2033	1,525,000	1,520,457
Merck & Co., Inc.
4.50%, 05/17/2033(b)	2,695,000	2,659,881
6.50%, 12/01/2033	1,140,000	1,295,248
		11,011,638
Professional Services-0.72%
Concentrix Corp., 6.85%, 08/02/2033(b)	957,000	983,003
Jacobs Engineering Group, Inc., 5.90%, 03/01/2033	898,000	924,872
Verisk Analytics, Inc., 5.75%, 04/01/2033	893,000	942,029
		2,849,904
Retail REITs-1.08%
Kimco Realty OP LLC, 4.60%, 02/01/2033	1,165,000	1,134,619
NNN REIT, Inc., 5.60%, 10/15/2033	868,000	894,859
Realty Income Corp., 4.90%, 07/15/2033	1,070,000	1,058,354
Simon Property Group L.P., 5.50%, 03/08/2033	1,165,000	1,206,792
		4,294,624
Semiconductors & Semiconductor Equipment-2.79%
Intel Corp., 5.20%, 02/10/2033(b)	4,037,000	4,038,568
Marvell Technology, Inc., 5.95%, 09/15/2033	896,000	944,906
Micron Technology, Inc.
5.88%, 02/09/2033	1,342,000	1,403,059
5.88%, 09/15/2033	1,619,000	1,694,177
	Principal Amount	Value
Semiconductors & Semiconductor Equipment-(continued)
QUALCOMM, Inc., 5.40%, 05/20/2033	$1,255,000	$1,313,972
Texas Instruments, Inc., 4.90%, 03/14/2033	1,710,000	1,740,907
		11,135,589
Software-1.25%
Intuit, Inc., 5.20%, 09/15/2033	2,241,000	2,295,365
Oracle Corp., 4.90%, 02/06/2033	2,695,000	2,684,570
		4,979,935
Specialized REITs-1.78%
American Tower Corp.
5.65%, 03/15/2033	1,440,000	1,490,465
5.55%, 07/15/2033	1,527,000	1,568,648
5.90%, 11/15/2033	1,348,000	1,418,877
Crown Castle, Inc., 5.10%, 05/01/2033	1,332,000	1,328,761
Public Storage Operating Co., 5.10%, 08/01/2033	1,259,000	1,280,291
		7,087,042
Specialty Retail-2.98%
AutoZone, Inc.
4.75%, 02/01/2033	987,000	965,705
6.55%, 11/01/2033	895,000	981,116
Booz Allen Hamilton, Inc., 5.95%, 08/04/2033	1,170,000	1,217,392
Dell International LLC/EMC Corp., 5.75%, 02/01/2033(b)	1,797,000	1,889,300
Leidos, Inc., 5.75%, 03/15/2033	1,342,000	1,383,633
Lowe’s Cos., Inc.
5.00%, 04/15/2033	2,231,000	2,245,442
5.15%, 07/01/2033	1,797,000	1,828,301
Tractor Supply Co., 5.25%, 05/15/2033	1,347,000	1,366,336
		11,877,225
Technology Hardware, Storage & Peripherals-0.96%
Apple, Inc., 4.30%, 05/10/2033	1,797,000	1,797,418
HP, Inc., 5.50%, 01/15/2033(b)	1,974,000	2,024,913
		3,822,331
Tobacco-2.36%
Altria Group, Inc., 6.88%, 11/01/2033	898,000	998,776
B.A.T Capital Corp. (United Kingdom), 6.42%, 08/02/2033	2,240,000	2,417,082
Philip Morris International, Inc.
5.38%, 02/15/2033	4,035,000	4,129,393
5.63%, 09/07/2033	1,792,000	1,867,236
		9,412,487
Wireless Telecommunication Services-1.75%
T-Mobile USA, Inc.
5.20%, 01/15/2033	2,241,000	2,268,178
5.05%, 07/15/2033	4,669,000	4,684,942
		6,953,120
Total U.S. Dollar Denominated Bonds & Notes (Cost $387,983,632)		392,141,128
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2033 Corporate Bond ETF (BSCX)—(continued)
November 30, 2024
(Unaudited)
	Shares	Value
Money Market Funds-0.66%
Invesco Government & Agency Portfolio, Institutional Class, 4.57%(c)(d) (Cost $2,630,798)	2,630,798	$2,630,798
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.10% (Cost $390,614,430)		394,771,926
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-4.85%
Invesco Private Government Fund, 4.63%(c)(d)(e)	5,423,920	5,423,920
	Shares	Value
Money Market Funds-(continued)
Invesco Private Prime Fund, 4.71%(c)(d)(e)	13,919,754	$13,923,930
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $19,347,871)		19,347,850
TOTAL INVESTMENTS IN SECURITIES-103.95% (Cost $409,962,301)		414,119,776
OTHER ASSETS LESS LIABILITIES-(3.95)%		(15,751,741)
NET ASSETS-100.00%		$398,368,035

Investment Abbreviations:
REIT	-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	All or a portion of this security was out on loan at November 30, 2024.
(c)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the period ended November 30, 2024.

	Value August 31, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value November 30, 2024	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$774,511	$7,378,304	$(5,522,017)	$-	$-	$2,630,798	$15,562
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	7,549,325	9,683,935	(11,809,340)	-	-	5,423,920	72,909 *
Invesco Private Prime Fund	19,690,344	19,267,883	(25,032,976)	(747)	(574)	13,923,930	196,697 *
Total	$28,014,180	$36,330,122	$(42,364,333)	$(747)	$(574)	$21,978,648	$285,168

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(d)	The rate shown is the 7-day SEC standardized yield as of November 30, 2024.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco BulletShares 2034 Corporate Bond ETF (BSCY)
November 30, 2024
(Unaudited)

	Principal Amount	Value
U.S. Dollar Denominated Bonds & Notes-98.49%
Aerospace & Defense-2.19%
Boeing Co. (The), 3.60%, 05/01/2034	$290,000	$246,343
L3Harris Technologies, Inc., 5.35%, 06/01/2034	250,000	255,268
Lockheed Martin Corp.
4.75%, 02/15/2034	290,000	288,136
4.80%, 08/15/2034	203,000	202,031
Northrop Grumman Corp., 4.90%, 06/01/2034	290,000	289,827
RTX Corp., 6.10%, 03/15/2034	510,000	548,890
		1,830,495
Air Freight & Logistics-0.79%
FedEx Corp., 4.90%, 01/15/2034	170,000	170,594
GXO Logistics, Inc., 6.50%, 05/06/2034	165,000	174,150
United Parcel Service, Inc., 5.15%, 05/22/2034(b)	310,000	317,362
		662,106
Automobile Components-0.42%
Aptiv PLC/Aptiv Global Financing DAC, 5.15%, 09/13/2034(b)	190,000	182,629
BorgWarner, Inc., 5.40%, 08/15/2034	170,000	171,475
		354,104
Automobiles-1.27%
American Honda Finance Corp., 4.90%, 01/10/2034(b)	250,000	248,852
Ford Motor Credit Co. LLC, 6.13%, 03/08/2034	540,000	544,841
Toyota Motor Credit Corp., 4.80%, 01/05/2034	270,000	268,419
		1,062,112
Banks-2.76%
Banco Santander S.A. (Spain), 6.35%, 03/14/2034	420,000	437,599
Bank of Nova Scotia (The) (Canada), 5.65%, 02/01/2034	285,000	297,730
Citibank N.A., 5.57%, 04/30/2034	670,000	697,747
Royal Bank of Canada (Canada), 5.15%, 02/01/2034	410,000	413,742
Sumitomo Mitsui Financial Group, Inc. (Japan), 5.56%, 07/09/2034	450,000	467,463
		2,314,281
Beverages-1.84%
Anheuser-Busch InBev Worldwide, Inc. (Belgium), 5.00%, 06/15/2034	340,000	346,337
Coca-Cola Co. (The)
5.00%, 05/13/2034(b)	333,000	341,074
4.65%, 08/14/2034	250,000	249,412
Coca-Cola Consolidated, Inc., 5.45%, 06/01/2034	150,000	154,336
Keurig Dr Pepper, Inc., 5.30%, 03/15/2034	220,000	224,926
PepsiCo, Inc., 4.80%, 07/17/2034	220,000	221,472
		1,537,557
Biotechnology-1.19%
AbbVie, Inc., 5.05%, 03/15/2034	980,000	992,814
Broadline Retail-0.51%
Amazon.com, Inc., 4.80%, 12/05/2034	420,000	426,515
	Principal Amount	Value
Building Products-0.72%
Carrier Global Corp., 5.90%, 03/15/2034	$300,000	$317,611
Owens Corning, 5.70%, 06/15/2034	270,000	281,051
		598,662
Capital Markets-2.08%
Brookfield Finance, Inc. (Canada), 6.35%, 01/05/2034	230,000	248,157
Jefferies Financial Group, Inc., 6.20%, 04/14/2034	510,000	537,422
Moody’s Corp., 5.00%, 08/05/2034(b)	170,000	170,901
Nasdaq, Inc., 5.55%, 02/15/2034	420,000	433,431
Nomura Holdings, Inc. (Japan), 5.78%, 07/03/2034	340,000	350,810
		1,740,721
Chemicals-2.01%
Air Products and Chemicals, Inc., 4.85%, 02/08/2034(b)	390,000	390,940
CF Industries, Inc., 5.15%, 03/15/2034	250,000	247,284
Dow Chemical Co. (The)
5.15%, 02/15/2034	200,000	200,843
4.25%, 10/01/2034	140,000	130,909
Eastman Chemical Co., 5.63%, 02/20/2034	250,000	255,398
LYB International Finance III LLC, 5.50%, 03/01/2034	250,000	252,965
Nutrien Ltd. (Canada), 5.40%, 06/21/2034(b)	200,000	203,824
		1,682,163
Commercial Services & Supplies-1.56%
CDW LLC/CDW Finance Corp., 5.55%, 08/22/2034	200,000	199,292
Republic Services, Inc.
5.00%, 04/01/2034	270,000	271,165
5.20%, 11/15/2034	160,000	163,367
Waste Connections, Inc., 5.00%, 03/01/2034	250,000	250,605
Waste Management, Inc., 4.88%, 02/15/2034	420,000	421,852
		1,306,281
Communications Equipment-1.39%
Cisco Systems, Inc., 5.05%, 02/26/2034	843,000	859,889
Motorola Solutions, Inc., 5.40%, 04/15/2034(b)	300,000	306,289
		1,166,178
Construction & Engineering-0.26%
Quanta Services, Inc., 5.25%, 08/09/2034	220,000	220,211
Construction Materials-0.29%
CRH America Finance, Inc., 5.40%, 05/21/2034	240,000	246,084
Consumer Finance-1.43%
General Motors Financial Co., Inc.
6.10%, 01/07/2034	490,000	510,534
5.95%, 04/04/2034	421,000	434,175
5.45%, 09/06/2034(b)	250,000	250,095
		1,194,804
Consumer Staples Distribution & Retail-1.39%
Kroger Co. (The), 5.00%, 09/15/2034	740,000	735,894
Sysco Corp., 6.00%, 01/17/2034	170,000	182,328
Target Corp., 4.50%, 09/15/2034(b)	250,000	243,123
		1,161,345
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2034 Corporate Bond ETF (BSCY)—(continued)
November 30, 2024
(Unaudited)
	Principal Amount	Value
Containers & Packaging-0.28%
Sonoco Products Co., 5.00%, 09/01/2034	$240,000	$234,332
Diversified REITs-0.45%
American Assets Trust L.P., 6.15%, 10/01/2034	180,000	182,703
VICI Properties L.P., 5.75%, 04/01/2034(b)	190,000	194,218
		376,921
Diversified Telecommunication Services-2.16%
AT&T, Inc., 5.40%, 02/15/2034	930,000	956,400
Bell Canada (Canada), 5.20%, 02/15/2034	240,000	239,743
Verizon Communications, Inc., 4.40%, 11/01/2034	640,000	609,884
		1,806,027
Electric Utilities-7.75%
Consolidated Edison Co. of New York, Inc., 5.50%, 03/15/2034	200,000	208,902
Constellation Energy Generation LLC, 6.13%, 01/15/2034	170,000	182,624
Duke Energy Carolinas LLC, 4.85%, 01/15/2034	190,000	189,756
Duke Energy Corp., 5.45%, 06/15/2034	257,000	263,523
Duke Energy Progress LLC, 5.10%, 03/15/2034	170,000	172,652
Entergy Louisiana LLC
5.35%, 03/15/2034	167,000	171,950
5.15%, 09/15/2034	240,000	242,041
Eversource Energy
5.50%, 01/01/2034	220,000	223,794
5.95%, 07/15/2034	240,000	251,997
Exelon Corp., 5.45%, 03/15/2034	220,000	225,552
Florida Power & Light Co., 5.30%, 06/15/2034	250,000	258,320
Georgia Power Co., 5.25%, 03/15/2034	300,000	307,381
NextEra Energy Capital Holdings, Inc., 5.25%, 03/15/2034	360,000	364,876
Pacific Gas and Electric Co.
6.95%, 03/15/2034	270,000	302,237
5.80%, 05/15/2034	370,000	384,845
PacifiCorp, 5.45%, 02/15/2034	370,000	378,152
PPL Capital Funding, Inc., 5.25%, 09/01/2034	250,000	252,912
PPL Electric Utilities Corp., 4.85%, 02/15/2034	220,000	220,705
Public Service Electric and Gas Co., 4.85%, 08/01/2034	200,000	200,099
Southern California Edison Co.
6.00%, 01/15/2034	180,000	193,489
5.20%, 06/01/2034	280,000	283,579
Southern Co. (The), 5.70%, 03/15/2034	370,000	387,878
Union Electric Co., 5.20%, 04/01/2034	170,000	173,587
Virginia Electric & Power Co.
5.00%, 01/15/2034	170,000	170,181
5.05%, 08/15/2034	200,000	200,990
Xcel Energy, Inc., 5.50%, 03/15/2034	270,000	275,916
		6,487,938
Electronic Equipment, Instruments & Components-0.92%
Amphenol Corp., 5.25%, 04/05/2034	200,000	204,522
Arrow Electronics, Inc., 5.88%, 04/10/2034	160,000	163,095
Keysight Technologies, Inc., 4.95%, 10/15/2034	200,000	196,733
TD SYNNEX Corp., 6.10%, 04/12/2034	200,000	209,069
		773,419
	Principal Amount	Value
Energy Equipment & Services-0.20%
Schlumberger Investment S.A., 5.00%, 06/01/2034	$170,000	$171,148
Entertainment-0.82%
Netflix, Inc., 4.90%, 08/15/2034	330,000	332,217
Walt Disney Co. (The), 6.20%, 12/15/2034	320,000	357,050
		689,267
Financial Services-3.33%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland)
5.30%, 01/19/2034(b)	240,000	240,867
4.95%, 09/10/2034	370,000	360,123
BlackRock Funding, Inc., 5.00%, 03/14/2034(b)	340,000	344,985
Corebridge Financial, Inc., 5.75%, 01/15/2034	250,000	259,429
Fiserv, Inc.
5.45%, 03/15/2034	250,000	255,896
5.15%, 08/12/2034	305,000	305,593
LPL Holdings, Inc., 6.00%, 05/20/2034	170,000	176,041
Mastercard, Inc., 4.88%, 05/09/2034	341,000	343,723
PayPal Holdings, Inc., 5.15%, 06/01/2034	290,000	295,573
TPG Operating Group II L.P., 5.88%, 03/05/2034	200,000	210,353
		2,792,583
Food Products-1.91%
Bunge Ltd. Finance Corp., 4.65%, 09/17/2034	270,000	261,587
McCormick & Co., Inc., 4.70%, 10/15/2034	170,000	164,678
Mondelez International, Inc., 4.75%, 08/28/2034(b)	170,000	166,931
Pilgrim’s Pride Corp., 6.88%, 05/15/2034	170,000	185,898
The Campbell’s Company, 5.40%, 03/21/2034	334,000	340,155
Tyson Foods, Inc.
5.70%, 03/15/2034	300,000	309,812
4.88%, 08/15/2034	170,000	166,405
		1,595,466
Gas Utilities-0.24%
Southern California Gas Co., 5.05%, 09/01/2034	200,000	202,861
Ground Transportation-1.10%
Canadian National Railway Co. (Canada)
6.25%, 08/01/2034	160,000	177,697
4.38%, 09/18/2034	250,000	241,215
Uber Technologies, Inc., 4.80%, 09/15/2034	510,000	499,554
		918,466
Health Care Equipment & Supplies-1.04%
Becton, Dickinson and Co., 5.11%, 02/08/2034	181,000	182,168
Smith & Nephew PLC (United Kingdom), 5.40%, 03/20/2034	210,000	212,734
Stryker Corp., 4.63%, 09/11/2034(b)	250,000	244,721
Zimmer Biomet Holdings, Inc., 5.20%, 09/15/2034(b)	233,000	233,618
		873,241
Health Care Providers & Services-5.89%
Cardinal Health, Inc., 5.45%, 02/15/2034	170,000	173,017
Cencora, Inc., 5.13%, 02/15/2034	160,000	160,333
Cigna Group (The), 5.25%, 02/15/2034	420,000	424,209
CommonSpirit Health, 5.32%, 12/01/2034	240,000	244,203
CVS Health Corp., 5.70%, 06/01/2034(b)	410,000	418,265
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2034 Corporate Bond ETF (BSCY)—(continued)
November 30, 2024
(Unaudited)
	Principal Amount	Value
Health Care Providers & Services-(continued)
Elevance Health, Inc., 5.38%, 06/15/2034	$340,000	$346,699
HCA, Inc.
5.60%, 04/01/2034	440,000	445,111
5.45%, 09/15/2034	420,000	419,730
Humana, Inc., 5.95%, 03/15/2034	290,000	301,130
Icon Investments Six DAC, 6.00%, 05/08/2034	160,000	164,565
Laboratory Corp. of America Holdings, 4.80%, 10/01/2034	290,000	281,888
Quest Diagnostics, Inc., 5.00%, 12/15/2034	280,000	277,399
UnitedHealth Group, Inc.
5.00%, 04/15/2034	420,000	422,075
5.15%, 07/15/2034	675,000	687,214
Universal Health Services, Inc., 5.05%, 10/15/2034(b)	170,000	163,018
		4,928,856
Health Care REITs-0.48%
Alexandria Real Estate Equities, Inc., 2.95%, 03/15/2034	270,000	227,881
Ventas Realty L.P., 5.63%, 07/01/2034	170,000	175,344
		403,225
Hotel & Resort REITs-0.24%
Host Hotels & Resorts L.P., 5.70%, 07/01/2034	200,000	203,181
Hotels, Restaurants & Leisure-1.28%
Choice Hotels International, Inc., 5.85%, 08/01/2034(b)	200,000	204,410
Las Vegas Sands Corp., 6.20%, 08/15/2034	170,000	174,744
Marriott International, Inc., 5.30%, 05/15/2034	340,000	345,084
McDonald’s Corp., 5.20%, 05/17/2034	170,000	175,666
Starbucks Corp., 5.00%, 02/15/2034	170,000	170,425
		1,070,329
Household Durables-0.28%
D.R. Horton, Inc., 5.00%, 10/15/2034	240,000	236,824
Household Products-0.30%
Procter & Gamble Co. (The), 4.55%, 01/29/2034	250,000	250,247
Independent Power and Renewable Electricity Producers-0.24%
NSTAR Electric Co., 5.40%, 06/01/2034	193,000	199,475
Industrial Conglomerates-0.40%
Honeywell International, Inc., 4.50%, 01/15/2034	340,000	332,466
Industrial REITs-0.63%
Prologis L.P.
5.13%, 01/15/2034	256,000	259,041
5.00%, 03/15/2034	270,000	270,744
		529,785
Insurance-3.96%
Aon North America, Inc., 5.45%, 03/01/2034	597,000	613,565
Arthur J. Gallagher & Co., 5.45%, 07/15/2034	170,000	174,485
Brown & Brown, Inc., 5.65%, 06/11/2034	200,000	206,059
Chubb INA Holdings LLC, 5.00%, 03/15/2034	540,000	545,943
CNA Financial Corp., 5.13%, 02/15/2034	170,000	170,690
CNO Financial Group, Inc., 6.45%, 06/15/2034	240,000	252,927
Equinix Europe 2 Financing Corp. LLC, 5.50%, 06/15/2034	250,000	256,239
F&G Annuities & Life, Inc., 6.25%, 10/04/2034	170,000	169,298
	Principal Amount	Value
Insurance-(continued)
Marsh & McLennan Cos., Inc., 5.15%, 03/15/2034	$170,000	$173,765
MetLife, Inc.
6.38%, 06/15/2034	240,000	265,244
5.30%, 12/15/2034	250,000	256,570
Reinsurance Group of America, Inc., 5.75%, 09/15/2034	221,000	227,240
		3,312,025
Interactive Media & Services-1.00%
Meta Platforms, Inc., 4.75%, 08/15/2034	840,000	840,099
IT Services-0.19%
Kyndryl Holdings, Inc., 6.35%, 02/20/2034	150,000	159,155
Leisure Products-0.21%
Hasbro, Inc., 6.05%, 05/14/2034	170,000	175,056
Life Sciences Tools & Services-0.44%
Agilent Technologies, Inc., 4.75%, 09/09/2034	200,000	195,325
Thermo Fisher Scientific, Inc., 5.20%, 01/31/2034(b)	170,000	174,738
		370,063
Machinery-2.23%
AGCO Corp., 5.80%, 03/21/2034	230,000	236,186
Cummins, Inc., 5.15%, 02/20/2034	254,000	260,906
Ingersoll Rand, Inc., 5.45%, 06/15/2034	250,000	256,264
John Deere Capital Corp.
5.10%, 04/11/2034	340,000	348,366
5.05%, 06/12/2034	250,000	255,133
Parker-Hannifin Corp., 4.20%, 11/21/2034	170,000	161,873
Trane Technologies Financing Ltd., 5.10%, 06/13/2034	170,000	172,227
Wabtec Corp., 5.61%, 03/11/2034	170,000	175,923
		1,866,878
Media-2.18%
Charter Communications Operating LLC/ Charter Communications Operating Capital Corp.
6.65%, 02/01/2034	302,000	318,503
6.55%, 06/01/2034	510,000	534,878
Comcast Corp.
5.30%, 06/01/2034(b)	440,000	451,598
4.20%, 08/15/2034	340,000	320,223
Omnicom Group, Inc., 5.30%, 11/01/2034	200,000	202,477
		1,827,679
Metals & Mining-1.12%
ArcelorMittal S.A. (Luxembourg), 6.00%, 06/17/2034	170,000	177,314
Freeport-McMoRan, Inc., 5.40%, 11/14/2034	220,000	223,512
Newmont Corp./Newcrest Finance Pty Ltd., 5.35%, 03/15/2034	330,000	336,127
Steel Dynamics, Inc., 5.38%, 08/15/2034	200,000	203,440
		940,393
Multi-Utilities-1.35%
DTE Electric Co., 5.20%, 03/01/2034	170,000	173,925
DTE Energy Co., 5.85%, 06/01/2034	288,000	302,881
National Grid PLC (United Kingdom), 5.42%, 01/11/2034	250,000	254,985
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2034 Corporate Bond ETF (BSCY)—(continued)
November 30, 2024
(Unaudited)
	Principal Amount	Value
Multi-Utilities-(continued)
NiSource, Inc., 5.35%, 04/01/2034	$220,000	$223,941
Public Service Enterprise Group, Inc., 5.45%, 04/01/2034	170,000	173,692
		1,129,424
Office REITs-0.51%
Boston Properties L.P., 6.50%, 01/15/2034(b)	250,000	267,413
Cousins Properties L.P., 5.88%, 10/01/2034	160,000	163,360
		430,773
Oil, Gas & Consumable Fuels-11.75%
Boardwalk Pipelines L.P., 5.63%, 08/01/2034	200,000	203,837
BP Capital Markets America, Inc.
4.99%, 04/10/2034(b)	340,000	340,320
5.23%, 11/17/2034	340,000	345,173
Cheniere Energy, Inc., 5.65%, 04/15/2034	490,000	502,162
Coterra Energy, Inc., 5.60%, 03/15/2034	170,000	172,677
Devon Energy Corp., 5.20%, 09/15/2034	420,000	410,559
Diamondback Energy, Inc., 5.40%, 04/18/2034	435,000	439,527
Enbridge, Inc. (Canada), 5.63%, 04/05/2034	404,000	416,369
Energy Transfer L.P.
5.55%, 05/15/2034	420,000	426,914
5.60%, 09/01/2034	420,000	428,629
EnLink Midstream LLC, 5.65%, 09/01/2034	150,000	152,675
Enterprise Products Operating LLC, 4.85%, 01/31/2034	340,000	338,035
EQT Corp., 5.75%, 02/01/2034	250,000	256,006
Kinder Morgan, Inc.
5.40%, 02/01/2034	340,000	344,415
5.30%, 12/01/2034	250,000	250,617
Marathon Oil Corp., 5.70%, 04/01/2034	200,000	213,757
MPLX L.P., 5.50%, 06/01/2034	560,000	566,650
Occidental Petroleum Corp., 5.55%, 10/01/2034	401,000	399,044
ONEOK, Inc., 5.05%, 11/01/2034	540,000	532,464
Ovintiv, Inc., 6.50%, 08/15/2034	200,000	212,669
Phillips 66, 4.65%, 11/15/2034	340,000	326,531
Plains All American Pipeline L.P./PAA Finance Corp., 5.70%, 09/15/2034	221,000	226,877
Suncor Energy, Inc. (Canada), 5.95%, 12/01/2034	170,000	180,007
Targa Resources Corp., 6.50%, 03/30/2034	340,000	369,645
TotalEnergies Capital (France)
5.15%, 04/05/2034	410,000	416,025
4.72%, 09/10/2034	250,000	246,897
TransCanada PipeLines Ltd. (Canada), 4.63%, 03/01/2034	425,000	406,890
Western Midstream Operating L.P., 5.45%, 11/15/2034	273,000	270,977
Williams Cos., Inc. (The), 5.15%, 03/15/2034	440,000	439,204
		9,835,552
Passenger Airlines-0.22%
American Airlines Pass-Through Trust, Series 2021-1, Class A, 2.88%, 07/11/2034	205,333	180,987
Personal Care Products-0.64%
Estee Lauder Cos., Inc. (The), 5.00%, 02/14/2034(b)	200,000	200,339
Unilever Capital Corp. (United Kingdom), 4.63%, 08/12/2034	340,000	335,892
		536,231
	Principal Amount	Value
Pharmaceuticals-4.68%
AstraZeneca Finance LLC (United Kingdom), 5.00%, 02/26/2034	$492,000	$497,575
Bristol-Myers Squibb Co., 5.20%, 02/22/2034	840,000	860,217
Eli Lilly and Co.
4.70%, 02/09/2034	490,000	485,738
4.60%, 08/14/2034	420,000	414,327
GlaxoSmithKline Capital, Inc. (United Kingdom), 5.38%, 04/15/2034	170,000	177,616
Johnson & Johnson, 4.95%, 06/01/2034(b)	290,000	297,987
Novartis Capital Corp. (Switzerland), 4.20%, 09/18/2034(b)	370,000	353,914
Royalty Pharma PLC, 5.40%, 09/02/2034	170,000	169,247
Takeda Pharmaceutical Co. Ltd. (Japan), 5.30%, 07/05/2034	370,000	375,518
Wyeth LLC, 6.50%, 02/01/2034	254,000	283,588
		3,915,727
Professional Services-0.64%
Automatic Data Processing, Inc., 4.45%, 09/09/2034	340,000	330,682
Verisk Analytics, Inc., 5.25%, 06/05/2034	200,000	202,172
		532,854
Real Estate Management & Development-0.43%
CBRE Services, Inc., 5.95%, 08/15/2034	340,000	358,622
Residential REITs-0.68%
American Homes 4 Rent L.P.
5.50%, 02/01/2034	200,000	203,623
5.50%, 07/15/2034	170,000	172,465
ERP Operating L.P., 4.65%, 09/15/2034	200,000	194,485
		570,573
Retail REITs-1.33%
Kimco Realty OP LLC, 6.40%, 03/01/2034	160,000	175,184
NNN REIT, Inc., 5.50%, 06/15/2034	170,000	173,794
Realty Income Corp., 5.13%, 02/15/2034	270,000	271,607
Simon Property Group L.P.
6.25%, 01/15/2034	170,000	184,152
4.75%, 09/26/2034	320,000	311,346
		1,116,083
Semiconductors & Semiconductor Equipment-1.72%
Analog Devices, Inc., 5.05%, 04/01/2034	190,000	193,285
Broadcom, Inc., 4.80%, 10/15/2034	590,000	577,302
Intel Corp., 5.15%, 02/21/2034(b)	300,000	298,743
KLA Corp., 4.70%, 02/01/2034	170,000	168,711
Texas Instruments, Inc., 4.85%, 02/08/2034	200,000	202,234
		1,440,275
Software-3.26%
Accenture Capital, Inc., 4.50%, 10/04/2034	510,000	496,105
Adobe, Inc., 4.95%, 04/04/2034	250,000	254,650
Atlassian Corp., 5.50%, 05/15/2034	174,000	178,030
Cadence Design Systems, Inc., 4.70%, 09/10/2034	340,000	333,956
Oracle Corp.
4.30%, 07/08/2034	590,000	556,805
4.70%, 09/27/2034	590,000	574,889
Roper Technologies, Inc., 4.90%, 10/15/2034	340,000	333,949
		2,728,384
Specialized REITs-1.42%
American Tower Corp., 5.45%, 02/15/2034(b)	213,000	217,651
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2034 Corporate Bond ETF (BSCY)—(continued)
November 30, 2024
(Unaudited)
	Principal Amount	Value
Specialized REITs-(continued)
Crown Castle, Inc.
5.80%, 03/01/2034	$251,000	$260,946
5.20%, 09/01/2034	240,000	238,594
Extra Space Storage L.P., 5.40%, 02/01/2034	200,000	202,454
GLP Capital L.P./GLP Financing II, Inc., 5.63%, 09/15/2034	270,000	271,878
		1,191,523
Specialty Retail-1.82%
Americold Realty Operating Partnership L.P., 5.41%, 09/12/2034	170,000	167,678
AutoZone, Inc., 5.40%, 07/15/2034(b)	241,000	244,519
Dell International LLC/EMC Corp., 5.40%, 04/15/2034	340,000	347,197
Home Depot, Inc. (The), 4.95%, 06/25/2034	590,000	596,074
O’Reilly Automotive, Inc., 5.00%, 08/19/2034	170,000	168,149
		1,523,617
Technology Hardware, Storage & Peripherals-1.19%
Hewlett Packard Enterprise Co., 5.00%, 10/15/2034	670,000	661,343
IBM International Capital Pte. Ltd., 4.90%, 02/05/2034	340,000	338,125
		999,468
Tobacco-1.06%
B.A.T Capital Corp. (United Kingdom), 6.00%, 02/20/2034	282,000	296,074
Philip Morris International, Inc., 5.25%, 02/13/2034	586,000	595,039
		891,113
Trading Companies & Distributors-0.49%
Ferguson Enterprises, Inc., 5.00%, 10/03/2034	250,000	245,096
W.W. Grainger, Inc., 4.45%, 09/15/2034	170,000	166,382
		411,478
Water Utilities-0.50%
American Water Capital Corp., 5.15%, 03/01/2034	240,000	244,119
Essential Utilities, Inc., 5.38%, 01/15/2034	170,000	172,650
		416,769
	Principal Amount	Value
Wireless Telecommunication Services-1.43%
Rogers Communications, Inc. (Canada), 5.30%, 02/15/2034	$420,000	$420,516
T-Mobile USA, Inc.
5.75%, 01/15/2034	340,000	356,895
5.15%, 04/15/2034	420,000	423,613
		1,201,024
Total U.S. Dollar Denominated Bonds & Notes (Cost $82,864,803)		82,474,315
	Shares
Money Market Funds-0.07%
Invesco Government & Agency Portfolio, Institutional Class, 4.57%(c)(d) (Cost $63,073)	63,073	63,073
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-98.56% (Cost $82,927,876)		82,537,388
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-5.60%
Invesco Private Government Fund, 4.63%(c)(d)(e)	1,314,104	1,314,104
Invesco Private Prime Fund, 4.71%(c)(d)(e)	3,375,494	3,376,507
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $4,690,611)		4,690,611
TOTAL INVESTMENTS IN SECURITIES-104.16% (Cost $87,618,487)		87,227,999
OTHER ASSETS LESS LIABILITIES-(4.16)%		(3,487,539)
NET ASSETS-100.00%		$83,740,460

Investment Abbreviations:
REIT	-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	All or a portion of this security was out on loan at November 30, 2024.
(c)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended November 30, 2024.

	Value August 31, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value November 30, 2024	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$148,045	$1,096,698	$(1,181,670)	$-	$-	$63,073	$2,094
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2034 Corporate Bond ETF (BSCY)—(continued)
November 30, 2024
(Unaudited)
	Value August 31, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value November 30, 2024	Dividend Income
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	$187,415	$3,744,463	$(2,617,774)	$-	$-	$1,314,104	$8,542 *
Invesco Private Prime Fund	679,604	8,808,679	(6,111,734)	(17)	(25)	3,376,507	22,594 *
Total	$1,015,064	$13,649,840	$(9,911,178)	$(17)	$(25)	$4,753,684	$33,230

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(d)	The rate shown is the 7-day SEC standardized yield as of November 30, 2024.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco BulletShares 2024 High Yield Corporate Bond ETF (BSJO)
November 30, 2024
(Unaudited)

	Principal Amount	Value
U.S. Treasury Securities-91.86%
U.S. Treasury Bills-91.86%
4.46%–4.61%, 12/12/2024(b) (Cost $399,642,767)	$400,200,000	$399,695,636
U.S. Dollar Denominated Bonds & Notes-2.30%
Pharmaceuticals-2.30%
Perrigo Finance Unlimited Co., 3.90%, 12/15/2024 (Cost $9,986,381)	10,000,000	9,984,802
	Shares	Value
Money Market Funds-4.92%
Invesco Government & Agency Portfolio, Institutional Class, 4.57%(c)(d) (Cost $21,419,201)	21,419,201	$21,419,201
TOTAL INVESTMENTS IN SECURITIES-99.08% (Cost $431,048,349)		431,099,639
OTHER ASSETS LESS LIABILITIES-0.92%		4,013,578
NET ASSETS-100.00%		$435,113,217

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(c)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended November 30, 2024.

	Value August 31, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value November 30, 2024	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$516,566,286	$(495,147,085)	$-	$-	$21,419,201	$166,557
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	593,803	22,894	(616,697)	-	-	-	2,122 *
Invesco Private Prime Fund	1,547,320	15,689	(1,563,009)	(82)	82	-	5,729 *
Total	$2,141,123	$516,604,869	$(497,326,791)	$(82)	$82	$21,419,201	$174,408

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(d)	The rate shown is the 7-day SEC standardized yield as of November 30, 2024.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco BulletShares 2025 High Yield Corporate Bond ETF (BSJP)
November 30, 2024
(Unaudited)

	Principal Amount	Value
U.S. Dollar Denominated Bonds & Notes-86.29%
Aerospace & Defense-3.84%
Bombardier, Inc. (Canada), 7.13%, 06/15/2026(b)	$6,204,000	$6,264,005
Spirit AeroSystems, Inc., 9.38%, 11/30/2029(b)	30,310,000	32,634,959
		38,898,964
Automobile Components-3.42%
Benteler International AG (Austria), 10.50%, 05/15/2028(b)(c)	13,595,000	14,256,095
Dana Financing Luxembourg S.a.r.l., 5.75%, 04/15/2025(b)	7,360,000	7,370,098
Goodyear Tire & Rubber Co. (The), 9.50%, 05/31/2025(c)	12,857,000	12,976,159
		34,602,352
Automobiles-2.13%
PM General Purchaser LLC, 9.50%, 10/01/2028(b)	21,641,000	21,599,457
Broadline Retail-2.14%
QVC, Inc., 4.45%, 02/15/2025(c)	21,702,000	21,643,860
Building Products-0.84%
New Enterprise Stone & Lime Co., Inc., 9.75%, 07/15/2028(b)	8,301,000	8,498,016
Commercial Services & Supplies-3.46%
GFL Environmental, Inc., 3.75%, 08/01/2025(b)	28,101,000	27,979,692
OPENLANE, Inc., 5.13%, 06/01/2025(b)	6,990,000	6,991,613
		34,971,305
Communications Equipment-1.82%
Viasat, Inc., 5.63%, 09/15/2025(b)(c)	18,503,000	18,392,716
Construction Materials-1.43%
Williams Scotsman, Inc., 6.13%, 06/15/2025(b)	14,506,000	14,499,545
Consumer Finance-3.68%
Navient Corp., 6.75%, 06/25/2025	18,702,000	18,795,136
SLM Corp., 4.20%, 10/29/2025(c)	18,701,000	18,448,166
		37,243,302
Consumer Staples Distribution & Retail-2.05%
Aramark Services, Inc., 5.00%, 04/01/2025(b)	20,702,000	20,694,734
Containers & Packaging-1.37%
Ball Corp., 5.25%, 07/01/2025(c)	7,048,000	7,053,032
Pactiv LLC, 7.95%, 12/15/2025	6,614,000	6,791,983
		13,845,015
Distributors-1.55%
Evergreen Acqco 1 L.P./TVI, Inc., 9.75%, 04/26/2028(b)(c)	14,827,000	15,652,908
Electric Utilities-4.67%
DPL, Inc., 4.13%, 07/01/2025(c)	15,496,000	15,419,518
Mallinckrodt International Finance S.A., 14.75%, 11/14/2028(b)	29,100,000	31,790,498
		47,210,016
Electrical Equipment-4.58%
WESCO Distribution, Inc., 7.25%, 06/15/2028(b)(c)	45,242,000	46,329,770
	Principal Amount	Value
Energy Equipment & Services-0.66%
Welltec International ApS (Denmark), 8.25%, 10/15/2026(b)(c)	$6,574,000	$6,721,876
Financial Services-4.82%
PennyMac Financial Services, Inc., 5.38%, 10/15/2025(b)(c)	24,296,000	24,261,194
United Wholesale Mortgage LLC, 5.50%, 11/15/2025(b)	24,556,000	24,521,220
		48,782,414
Gas Utilities-0.81%
AmeriGas Partners L.P./AmeriGas Finance Corp., 5.50%, 05/20/2025	8,203,000	8,184,096
Health Care Providers & Services-0.27%
Encompass Health Corp., 5.75%, 09/15/2025	2,704,000	2,702,498
Health Care REITs-1.40%
Diversified Healthcare Trust, 9.75%, 06/15/2025	14,198,000	14,205,204
Hotels, Restaurants & Leisure-15.85%
Caesars Entertainment, Inc., 8.13%, 07/01/2027(b)(c)	37,571,000	38,348,569
Carnival Corp., 10.50%, 06/01/2030(b)(c)	33,293,000	35,738,494
Hilton Domestic Operating Co., Inc., 5.38%, 05/01/2025(b)(c)	15,291,000	15,256,010
Life Time, Inc., 8.00%, 04/15/2026(b)(c)	15,632,000	15,704,017
Raising Cane’s Restaurants LLC, 9.38%, 05/01/2029(b)(c)	18,287,000	19,683,066
Sizzling Platter LLC/Sizzling Platter Finance Corp., 8.50%, 11/28/2025(b)	12,890,000	12,910,638
Sugarhouse HSP Gaming Prop Mezz L.P./Sugarhouse HSP Gaming Finance Corp., 5.88%, 05/15/2025(b)	9,791,000	9,784,895
Travel + Leisure Co., 6.60%, 10/01/2025	12,883,000	12,978,566
		160,404,255
Mortgage REITs-2.98%
Ladder Capital Finance Holdings LLLP/ Ladder Capital Finance Corp., 5.25%, 10/01/2025(b)	11,698,000	11,696,698
Rithm Capital Corp., 6.25%, 10/15/2025(b)	9,326,000	9,332,882
Starwood Property Trust, Inc., 4.75%, 03/15/2025(c)	9,127,000	9,147,910
		30,177,490
Oil, Gas & Consumable Fuels-10.41%
Calumet Specialty Products Partners L.P./Calumet Finance Corp., 11.00%, 04/15/2026(b)	4,831,000	4,894,803
CITGO Petroleum Corp., 7.00%, 06/15/2025(b)	31,390,000	31,450,802
NuStar Logistics L.P., 5.75%, 10/01/2025	22,400,000	22,376,819
Range Resources Corp.
4.88%, 05/15/2025	20,724,000	20,692,253
8.25%, 01/15/2029(c)	17,806,000	18,365,384
Vermilion Energy, Inc. (Canada), 5.63%, 03/15/2025(b)	7,537,000	7,542,378
		105,322,439
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2025 High Yield Corporate Bond ETF (BSJP)—(continued)
November 30, 2024
(Unaudited)
	Principal Amount	Value
Passenger Airlines-1.79%
American Airlines Group, Inc., 3.75%, 03/01/2025(b)	$18,202,000	$18,080,496
Pharmaceuticals-4.10%
Bausch Health Cos., Inc., 5.50%, 11/01/2025(b)	42,414,000	41,521,397
Software-1.47%
PTC, Inc., 3.63%, 02/15/2025(b)	14,865,000	14,828,496
Specialty Retail-3.45%
Bath & Body Works, Inc., 7.50%, 06/15/2029(c)	16,180,000	16,816,145
Penske Automotive Group, Inc., 3.50%, 09/01/2025	18,310,000	18,078,834
		34,894,979
Technology Hardware, Storage & Peripherals-1.30%
Xerox Holdings Corp., 5.00%, 08/15/2025(b)(c)	13,242,000	13,143,352
Total U.S. Dollar Denominated Bonds & Notes (Cost $870,400,733)		873,050,952
	Shares
Money Market Funds-12.79%
Invesco Government & Agency Portfolio, Institutional Class, 4.57%(d)(e) (Cost $129,373,211)	129,373,211	129,373,211
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.08% (Cost $999,773,944)		1,002,424,163
	Shares	Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-8.43%
Invesco Private Government Fund, 4.63%(d)(e)(f)	23,882,397	$23,882,397
Invesco Private Prime Fund, 4.71%(d)(e)(f)	61,345,275	61,363,679
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $85,247,600)		85,246,076
TOTAL INVESTMENTS IN SECURITIES-107.51% (Cost $1,085,021,544)		1,087,670,239
OTHER ASSETS LESS LIABILITIES-(7.51)%		(75,950,302)
NET ASSETS-100.00%		$1,011,719,937

Investment Abbreviations:
REIT	-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at
November 30, 2024 was $628,375,389, which represented 62.11% of the Fund’s Net Assets.

(c)	All or a portion of this security was out on loan at November 30, 2024.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended November 30, 2024.

	Value August 31, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value November 30, 2024	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$51,739,099	$293,784,545	$(216,150,433)	$-	$-	$129,373,211	$886,630
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2025 High Yield Corporate Bond ETF (BSJP)—(continued)
November 30, 2024
(Unaudited)
	Value August 31, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value November 30, 2024	Dividend Income
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	$26,335,623	$45,354,942	$(47,808,168)	$-	$-	$23,882,397	$347,461 *
Invesco Private Prime Fund	68,703,804	102,269,885	(109,600,727)	(5,200)	(4,083)	61,363,679	927,189 *
Total	$146,778,526	$441,409,372	$(373,559,328)	$(5,200)	$(4,083)	$214,619,287	$2,161,280

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of November 30, 2024.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco BulletShares 2026 High Yield Corporate Bond ETF (BSJQ)
November 30, 2024
(Unaudited)

	Principal Amount	Value
U.S. Dollar Denominated Bonds & Notes-97.20%
Aerospace & Defense-2.90%
Bombardier, Inc. (Canada), 8.75%, 11/15/2030(b)(c)	$8,350,000	$9,047,943
Spirit AeroSystems, Inc., 9.75%, 11/15/2030(b)	13,350,000	14,847,227
		23,895,170
Automobile Components-1.83%
FXI Holdings, Inc., 12.25%, 11/15/2026(b)	5,232,000	5,162,422
Goodyear Tire & Rubber Co. (The), 5.00%, 05/31/2026(c)	10,015,000	9,914,646
		15,077,068
Automobiles-0.79%
Mclaren Finance PLC (United Kingdom), 7.50%, 08/01/2026(b)	6,655,000	6,480,686
Banks-1.43%
Freedom Mortgage Corp.
7.63%, 05/01/2026(b)	5,580,000	5,625,788
12.25%, 10/01/2030(b)	5,566,000	6,184,950
		11,810,738
Capital Markets-2.50%
Aretec Group, Inc., 10.00%, 08/15/2030(b)(c)	7,790,000	8,632,217
Icahn Enterprises L.P./Icahn Enterprises Finance Corp., 6.25%, 05/15/2026	12,190,000	12,022,214
		20,654,431
Chemicals-1.62%
Consolidated Energy Finance S.A. (Switzerland), 6.50%, 05/15/2026(b)	2,229,000	2,201,184
SCIL IV LLC/SCIL USA Holdings LLC, 5.38%, 11/01/2026(b)	8,460,000	8,386,962
Scotts Miracle-Gro Co. (The), 5.25%, 12/15/2026	2,782,000	2,765,401
		13,353,547
Commercial Services & Supplies-1.85%
Crown Americas LLC/Crown Americas Capital Corp. V, 4.25%, 09/30/2026(c)	4,449,000	4,369,649
GFL Environmental, Inc., 5.13%, 12/15/2026(b)	5,568,000	5,552,900
Waste Pro USA, Inc., 5.50%, 02/15/2026(b)	5,331,000	5,327,186
		15,249,735
Communications Equipment-1.64%
Hughes Satellite Systems Corp.
5.25%, 08/01/2026	7,789,000	7,098,965
6.63%, 08/01/2026	7,887,000	6,463,735
		13,562,700
Construction & Engineering-2.39%
Brand Industrial Services, Inc., 10.38%, 08/01/2030(b)(c)	14,670,000	15,581,934
Brundage-Bone Concrete Pumping Holdings, Inc., 6.00%, 02/01/2026(b)	4,172,000	4,165,522
		19,747,456
Consumer Finance-4.90%
Credit Acceptance Corp., 6.63%, 03/15/2026(c)	4,208,000	4,220,136
	Principal Amount	Value
Consumer Finance-(continued)
goeasy Ltd. (Canada), 4.38%, 05/01/2026(b)(c)	$2,977,000	$2,964,901
LFS Topco LLC, 5.88%, 10/15/2026(b)	3,000,000	2,951,191
Navient Corp., 6.75%, 06/15/2026(c)	5,560,000	5,660,209
OneMain Finance Corp., 7.13%, 03/15/2026	16,334,000	16,700,568
SLM Corp., 3.13%, 11/02/2026	5,559,000	5,295,439
World Acceptance Corp., 7.00%, 11/01/2026(b)(c)	2,627,000	2,620,213
		40,412,657
Consumer Staples Distribution & Retail-2.86%
Albertson’s Cos., Inc./Safeway, Inc./New Albertson’s L.P./Albertson’s LLC, 3.25%, 03/15/2026(b)(c)	5,320,000	5,162,898
Sigma Holdco B.V. (Netherlands), 7.88%, 05/15/2026(b)	2,880,000	2,864,924
Walgreens Boots Alliance, Inc., 3.45%, 06/01/2026(c)	16,100,000	15,595,229
		23,623,051
Containers & Packaging-1.71%
Ball Corp., 4.88%, 03/15/2026	2,832,000	2,824,077
Berry Global, Inc., 4.50%, 02/15/2026(b)(c)	3,244,000	3,229,666
Cascades, Inc./Cascades USA, Inc. (Canada), 5.13%, 01/15/2026(b)	2,285,000	2,276,316
Crown Cork & Seal Co., Inc., 7.38%, 12/15/2026(c)	3,890,000	4,062,591
Mauser Packaging Solutions Holding Co., 7.88%, 08/15/2026(b)	1,691,000	1,710,653
		14,103,303
Diversified Consumer Services-0.52%
Graham Holdings Co., 5.75%, 06/01/2026(b)	4,293,000	4,277,247
Diversified Telecommunication Services-1.78%
Iliad Holding S.A.S. (France), 6.50%, 10/15/2026(b)	6,910,000	7,030,220
Radiate Holdco LLC/Radiate Finance, Inc., 4.50%, 09/15/2026(b)	8,866,000	7,677,791
		14,708,011
Electric Utilities-4.12%
NextEra Energy Operating Partners L.P., 3.88%, 10/15/2026(b)(c)	5,560,000	5,315,193
Talen Energy Supply LLC, 8.63%, 06/01/2030(b)	13,350,000	14,382,052
Terraform Global Operating L.P., 6.13%, 03/01/2026(b)	3,216,000	3,223,595
Vistra Operations Co. LLC, 5.50%, 09/01/2026(b)	11,130,000	11,118,365
		34,039,205
Energy Equipment & Services-1.36%
Permian Resources Operating LLC
5.38%, 01/15/2026(b)	3,220,000	3,215,044
9.88%, 07/15/2031(b)(c)	5,564,000	6,172,229
Precision Drilling Corp. (Canada), 7.13%, 01/15/2026(b)(c)	1,826,000	1,827,612
		11,214,885
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2026 High Yield Corporate Bond ETF (BSJQ)—(continued)
November 30, 2024
(Unaudited)
	Principal Amount	Value
Entertainment-0.40%
Live Nation Entertainment, Inc., 5.63%, 03/15/2026(b)	$3,335,000	$3,332,648
Financial Services-5.04%
Albion Financing 1 S.a.r.l./Aggreko Holdings, Inc. (Luxembourg), 6.13%, 10/15/2026(b)(c)	6,290,000	6,300,473
Block, Inc., 2.75%, 06/01/2026(c)	11,130,000	10,759,775
GGAM Finance Ltd. (Ireland), 7.75%, 05/15/2026(b)	4,453,000	4,541,579
Jefferson Capital Holdings LLC, 6.00%, 08/15/2026(b)	3,340,000	3,330,747
Nationstar Mortgage Holdings, Inc., 5.00%, 02/01/2026(b)	5,560,000	5,519,318
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 2.88%, 10/15/2026(b)(c)	11,704,000	11,180,472
		41,632,364
Gas Utilities-1.75%
AmeriGas Partners L.P./AmeriGas Finance Corp., 5.88%, 08/20/2026	7,394,000	7,273,476
Ferrellgas L.P./Ferrellgas Finance Corp., 5.38%, 04/01/2026(b)	7,233,000	7,172,652
		14,446,128
Health Care Providers & Services-1.64%
LifePoint Health, Inc., 11.00%, 10/15/2030(b)(c)	12,240,000	13,500,824
Health Care REITs-0.61%
MPT Operating Partnership L.P./MPT Finance Corp., 5.25%, 08/01/2026(c)	5,560,000	5,045,540
Hotel & Resort REITs-0.66%
RLJ Lodging Trust L.P., 3.75%, 07/01/2026(b)(c)	5,560,000	5,415,016
Hotels, Restaurants & Leisure-10.11%
Carnival Corp., 7.63%, 03/01/2026(b)	13,778,000	13,877,345
CCM Merger, Inc., 6.38%, 05/01/2026(b)	2,950,000	2,957,824
CEC Entertainment LLC, 6.75%, 05/01/2026(b)	7,236,000	7,223,462
Empire Resorts, Inc., 7.75%, 11/01/2026(b)	3,327,000	3,169,912
Life Time, Inc., 5.75%, 01/15/2026(b)	8,999,000	9,001,380
Merlin Entertainments Ltd. (United Kingdom), 5.75%, 06/15/2026(b)	4,450,000	4,403,549
MGM Resorts International, 4.63%, 09/01/2026(c)	4,450,000	4,429,914
Mohegan Tribal Gaming Authority, 8.00%, 02/01/2026(b)	13,078,000	13,006,970
NCL Corp. Ltd., 8.13%, 01/15/2029(b)(c)	8,792,000	9,337,075
Travel + Leisure Co., 6.63%, 07/31/2026(b)(c)	7,230,000	7,320,883
Viking Cruises Ltd., 9.13%, 07/15/2031(b)	8,010,000	8,677,473
		83,405,787
Household Durables-2.54%
Newell Brands, Inc., 5.70%, 04/01/2026(c)	11,462,000	11,537,497
WASH Multifamily Acquisition, Inc., 5.75%, 04/15/2026(b)(c)	9,460,000	9,458,328
		20,995,825
	Principal Amount	Value
Independent Power and Renewable Electricity Producers-0.42%
Sunnova Energy Corp., 5.88%, 09/01/2026(b)(c)	$4,050,000	$3,495,986
IT Services-1.25%
Cogent Communications Group, Inc., 3.50%, 05/01/2026(b)(c)	5,560,000	5,395,003
Shift4 Payments LLC/Shift4 Payments Finance Sub, Inc., 4.63%, 11/01/2026(b)	5,010,000	4,945,792
		10,340,795
Life Sciences Tools & Services-1.40%
IQVIA, Inc., 5.00%, 10/15/2026(b)	11,683,000	11,545,737
Machinery-0.74%
Chart Industries, Inc., 9.50%, 01/01/2031(b)(c)	5,670,000	6,130,068
Media-6.87%
CCO Holdings LLC/CCO Holdings Capital Corp., 5.50%, 05/01/2026(b)	8,346,000	8,339,978
DISH DBS Corp., 5.25%, 12/01/2026(b)	23,570,000	21,710,914
Sirius XM Radio, Inc., 3.13%, 09/01/2026(b)(c)	11,128,000	10,713,605
Summer (BC) Bidco B LLC, 5.50%, 10/31/2026(b)	4,728,000	4,690,855
TEGNA, Inc., 4.75%, 03/15/2026(b)	6,115,000	6,058,696
Townsquare Media, Inc., 6.88%, 02/01/2026(b)(c)	5,205,000	5,202,498
		56,716,546
Metals & Mining-1.93%
Baffinland Iron Mines Corp./Baffinland Iron Mines L.P. (Canada), 8.75%, 07/15/2026(b)	6,398,000	5,982,032
JW Aluminum Continuous Cast Co., 10.25%, 06/01/2026(b)	1,903,000	1,914,009
Novelis Corp., 3.25%, 11/15/2026(b)	8,350,000	8,040,539
		15,936,580
Mortgage REITs-0.52%
Starwood Property Trust, Inc., 3.63%, 07/15/2026(b)	4,449,000	4,298,000
Oil, Gas & Consumable Fuels-11.83%
Berry Petroleum Co. LLC, 7.00%, 02/15/2026(b)	4,059,000	4,050,118
Blue Racer Midstream LLC/Blue Racer Finance Corp., 6.63%, 07/15/2026(b)	3,340,000	3,346,968
Buckeye Partners L.P., 3.95%, 12/01/2026	6,596,000	6,432,111
California Resources Corp., 7.13%, 02/01/2026(b)	4,460,000	4,475,292
Chord Energy Corp., 6.38%, 06/01/2026(b)	4,455,000	4,472,597
CITGO Petroleum Corp., 6.38%, 06/15/2026(b)	7,230,000	7,271,099
Civitas Resources, Inc.
5.00%, 10/15/2026(b)(c)	4,446,000	4,383,233
8.63%, 11/01/2030(b)	11,130,000	11,802,070
8.75%, 07/01/2031(b)	14,847,000	15,757,939
Hess Midstream Operations L.P., 5.63%, 02/15/2026(b)	8,847,000	8,842,243
New Fortress Energy, Inc., 6.50%, 09/30/2026(b)	7,170,000	6,694,689
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2026 High Yield Corporate Bond ETF (BSJQ)—(continued)
November 30, 2024
(Unaudited)
	Principal Amount	Value
Oil, Gas & Consumable Fuels-(continued)
SM Energy Co., 6.75%, 09/15/2026(c)	$4,665,000	$4,679,224
Strathcona Resources Ltd. (Canada), 6.88%, 08/01/2026(b)	5,562,000	5,567,813
TransMontaigne Partners L.P./TLP Finance Corp., 6.13%, 02/15/2026	3,294,000	3,278,976
Vital Energy, Inc., 9.75%, 10/15/2030(c)	3,325,000	3,571,154
W&T Offshore, Inc., 11.75%, 02/01/2026(b)	3,023,000	3,056,691
		97,682,217
Passenger Airlines-2.66%
United AirLines, Inc., 4.38%, 04/15/2026(b)	22,255,000	21,953,051
Real Estate Management & Development-0.53%
Forestar Group, Inc., 3.85%, 05/15/2026(b)(c)	4,452,000	4,365,850
Retail REITs-2.10%
NMG Holding Co., Inc./Neiman Marcus Group LLC
7.13%, 04/01/2026(b)	7,859,000	7,964,546
8.50%, 10/01/2028(b)	9,200,000	9,361,506
		17,326,052
Software-1.39%
ACI Worldwide, Inc., 5.75%, 08/15/2026(b)	4,206,000	4,226,319
Consensus Cloud Solutions, Inc., 6.00%, 10/15/2026(b)	2,766,000	2,741,487
Fair Isaac Corp., 5.25%, 05/15/2026(b)	4,450,000	4,460,440
		11,428,246
Specialty Retail-0.86%
Guitar Center, Inc., 8.50%, 01/15/2026(b)	5,256,000	4,450,504
Victra Holdings LLC/Victra Finance Corp., 7.75%, 02/15/2026(b)	2,610,000	2,626,493
		7,076,997
Technology Hardware, Storage & Peripherals-4.53%
Seagate HDD Cayman
8.25%, 12/15/2029(c)	5,562,000	5,972,509
8.50%, 07/15/2031(c)	5,560,000	6,002,081
Western Digital Corp., 4.75%, 02/15/2026(c)	25,594,000	25,418,234
		37,392,824
	Principal Amount	Value
Textiles, Apparel & Luxury Goods-1.98%
Hanesbrands, Inc., 4.88%, 05/15/2026(b)(c)	$10,013,000	$9,886,205
Under Armour, Inc., 3.25%, 06/15/2026(c)	6,680,000	6,471,433
		16,357,638
Tobacco-0.30%
Turning Point Brands, Inc., 5.63%, 02/15/2026(b)	2,471,000	2,470,073
Trading Companies & Distributors-0.40%
Beacon Roofing Supply, Inc., 4.50%, 11/15/2026(b)	3,339,000	3,302,597
Water Utilities-0.54%
Solaris Midstream Holdings LLC, 7.63%, 04/01/2026(b)	4,448,000	4,488,005
Total U.S. Dollar Denominated Bonds & Notes (Cost $798,007,246)		802,291,284
	Shares
Money Market Funds-2.02%
Invesco Government & Agency Portfolio, Institutional Class, 4.57%(d)(e) (Cost $16,679,364)	16,679,364	16,679,364
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.22% (Cost $814,686,610)		818,970,648
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-17.44%
Invesco Private Government Fund, 4.63%(d)(e)(f)	40,331,231	40,331,231
Invesco Private Prime Fund, 4.71%(d)(e)(f)	103,590,851	103,621,928
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $143,961,955)		143,953,159
TOTAL INVESTMENTS IN SECURITIES-116.66% (Cost $958,648,565)		962,923,807
OTHER ASSETS LESS LIABILITIES-(16.66)%		(137,511,904)
NET ASSETS-100.00%		$825,411,903

See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2026 High Yield Corporate Bond ETF (BSJQ)—(continued)
November 30, 2024
(Unaudited)
Investment Abbreviations:
REIT	-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at
November 30, 2024 was $604,426,501, which represented 73.23% of the Fund’s Net Assets.

(c)	All or a portion of this security was out on loan at November 30, 2024.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended November 30, 2024.

	Value August 31, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value November 30, 2024	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$9,201,671	$81,877,037	$(74,399,344)	$-	$-	$16,679,364	$221,888
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	39,509,241	45,216,985	(44,394,995)	-	-	40,331,231	592,583 *
Invesco Private Prime Fund	103,085,105	104,387,619	(103,835,852)	(17,474)	2,530	103,621,928	1,584,073 *
Total	$151,796,017	$231,481,641	$(222,630,191)	$(17,474)	$2,530	$160,632,523	$2,398,544

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of November 30, 2024.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco BulletShares 2027 High Yield Corporate Bond ETF (BSJR)
November 30, 2024
(Unaudited)

	Principal Amount	Value
U.S. Dollar Denominated Bonds & Notes-97.19%
Aerospace & Defense-0.43%
Moog, Inc., 4.25%, 12/15/2027(b)	$1,548,000	$1,490,496
Automobile Components-2.49%
American Axle & Manufacturing, Inc., 6.50%, 04/01/2027(c)	1,508,000	1,508,814
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.
5.75%, 07/15/2027(b)(c)	1,235,000	1,228,151
5.75%, 07/15/2027(b)	1,060,000	1,046,317
Dana, Inc., 5.38%, 11/15/2027(c)	1,205,000	1,198,492
Goodyear Tire & Rubber Co. (The), 4.88%, 03/15/2027(c)	2,100,000	2,056,254
United Rentals (North America), Inc., 5.50%, 05/15/2027	1,548,000	1,548,708
		8,586,736
Automobiles-0.35%
Allison Transmission, Inc., 4.75%, 10/01/2027(b)	1,235,000	1,209,416
Banks-0.48%
Freedom Mortgage Corp., 6.63%, 01/15/2027(b)	1,653,000	1,650,134
Broadline Retail-1.77%
Rakuten Group, Inc. (Japan), 11.25%, 02/15/2027(b)(c)	5,581,000	6,095,216
Building Products-0.31%
Advanced Drainage Systems, Inc., 5.00%, 09/30/2027(b)	1,080,000	1,063,613
Capital Markets-1.25%
Icahn Enterprises L.P./Icahn Enterprises Finance Corp., 5.25%, 05/15/2027	4,498,000	4,327,952
Chemicals-2.67%
Axalta Coating Systems LLC/Axalta Coating Systems Dutch Holding B B.V., 4.75%, 06/15/2027(b)	1,558,000	1,531,696
Chemours Co. (The), 5.38%, 05/15/2027	1,530,000	1,505,281
HB Fuller Co., 4.00%, 02/15/2027	932,000	910,198
Methanex Corp. (Canada), 5.13%, 10/15/2027	2,170,000	2,133,077
Olympus Water US Holding Corp., 7.13%, 10/01/2027(b)	996,000	1,015,080
SNF Group SACA (France), 3.13%, 03/15/2027(b)	1,083,000	1,032,847
Suburban Propane Partners L.P./Suburban Energy Finance Corp., 5.88%, 03/01/2027	1,082,000	1,076,674
		9,204,853
Commercial Services & Supplies-4.45%
Allied Universal Holdco LLC/Allied Universal Finance Corp., 9.75%, 07/15/2027(b)	3,249,000	3,280,831
Brink’s Co. (The), 4.63%, 10/15/2027(b)	1,853,000	1,810,217
Clean Harbors, Inc., 4.88%, 07/15/2027(b)	1,606,000	1,578,752
CoreCivic, Inc., 4.75%, 10/15/2027	750,000	730,482
Enviri Corp., 5.75%, 07/31/2027(b)(c)	1,474,000	1,417,546
Garda World Security Corp. (Canada), 4.63%, 02/15/2027(b)	1,596,000	1,559,636
Matthews International Corp., 8.63%, 10/01/2027(b)	910,000	955,227
	Principal Amount	Value
Commercial Services & Supplies-(continued)
Pitney Bowes, Inc., 6.88%, 03/15/2027(b)	$1,179,000	$1,185,685
Prime Security Services Borrower LLC/Prime Finance, Inc., 3.38%, 08/31/2027(b)(c)	3,024,000	2,846,033
		15,364,409
Construction & Engineering-1.27%
AECOM, 5.13%, 03/15/2027(c)	3,089,000	3,069,418
Pike Corp., 8.63%, 01/31/2031(b)	1,239,000	1,327,114
		4,396,532
Construction Materials-0.59%
Eco Material Technologies, Inc., 7.88%, 01/31/2027(b)	2,010,000	2,040,803
Consumer Finance-1.75%
Navient Corp.
5.00%, 03/15/2027(c)	2,110,000	2,083,390
11.50%, 03/15/2031(c)	1,508,000	1,717,280
OneMain Finance Corp., 3.50%, 01/15/2027(c)	2,315,000	2,225,923
		6,026,593
Consumer Staples Distribution & Retail-1.78%
Albertson’s Cos., Inc./Safeway, Inc./New Albertson’s L.P./Albertson’s LLC, 4.63%, 01/15/2027(b)	2,933,000	2,877,525
Performance Food Group, Inc., 5.50%, 10/15/2027(b)	3,284,000	3,269,124
		6,146,649
Containers & Packaging-6.12%
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC, 6.00%, 06/15/2027(b)	1,860,000	1,854,299
Graphic Packaging International LLC, 4.75%, 07/15/2027(b)	929,000	911,464
LABL, Inc., 10.50%, 07/15/2027(b)	2,136,000	2,109,675
Mauser Packaging Solutions Holding Co.
7.88%, 04/15/2027(b)	8,140,000	8,343,066
9.25%, 04/15/2027(b)	4,162,000	4,268,972
Owens-Brockway Glass Container, Inc., 6.63%, 05/13/2027(b)(c)	1,895,000	1,893,556
Pactiv LLC, 8.38%, 04/15/2027	470,000	497,032
Sealed Air Corp., 4.00%, 12/01/2027(b)	1,319,075	1,266,562
		21,144,626
Distributors-0.58%
BCPE Empire Holdings, Inc., 7.63%, 05/01/2027(b)	1,997,000	2,003,812
Diversified Consumer Services-1.16%
Service Corp. International, 4.63%, 12/15/2027(c)	1,698,000	1,670,305
Sotheby’s, 7.38%, 10/15/2027(b)(c)	2,365,000	2,350,437
		4,020,742
Diversified Telecommunication Services-3.46%
Altice France S.A. (France), 8.13%, 02/01/2027(b)	4,925,000	4,149,422
Frontier Communications Holdings LLC, 5.88%, 10/15/2027(b)	3,563,000	3,570,340
Zayo Group Holdings, Inc., 4.00%, 03/01/2027(b)(c)	4,466,000	4,215,330
		11,935,092
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2027 High Yield Corporate Bond ETF (BSJR)—(continued)
November 30, 2024
(Unaudited)
	Principal Amount	Value
Electric Utilities-1.63%
NextEra Energy Operating Partners L.P., 4.50%, 09/15/2027(b)(c)	$1,702,000	$1,620,118
Vistra Operations Co. LLC, 5.00%, 07/31/2027(b)	4,027,000	3,992,869
		5,612,987
Electrical Equipment-0.25%
EnerSys, 4.38%, 12/15/2027(b)	904,000	864,811
Energy Equipment & Services-2.78%
Enerflex Ltd. (Canada), 9.00%, 10/15/2027(b)(c)	1,755,000	1,838,015
Nabors Industries, Inc., 7.38%, 05/15/2027(b)	2,170,000	2,178,537
Permian Resources Operating LLC, 8.00%, 04/15/2027(b)	1,707,000	1,759,323
USA Compression Partners L.P./USA Compression Finance Corp., 6.88%, 09/01/2027	2,325,000	2,341,418
Viridien (France), 8.75%, 04/01/2027(b)(c)	1,530,000	1,496,568
		9,613,861
Entertainment-1.93%
Live Nation Entertainment, Inc.
6.50%, 05/15/2027(b)	3,715,000	3,773,123
4.75%, 10/15/2027(b)(c)	2,938,000	2,878,957
		6,652,080
Financial Services-3.93%
Albion Financing 2 S.a.r.l. (Luxembourg), 8.75%, 04/15/2027(b)(c)	1,390,000	1,419,871
Castlelake Aviation Finance DAC, 5.00%, 04/15/2027(b)	1,302,000	1,311,725
GGAM Finance Ltd. (Ireland), 8.00%, 02/15/2027(b)(c)	2,160,000	2,238,946
LD Holdings Group LLC, 8.75%, 11/01/2027(b)	1,050,000	1,014,242
Nationstar Mortgage Holdings, Inc., 6.00%, 01/15/2027(b)	1,858,000	1,859,765
Oxford Finance LLC/Oxford Finance Co.-Issuer II, Inc., 6.38%, 02/01/2027(b)	1,235,000	1,224,060
Pactiv Evergreen Group Issuer, Inc./Pactiv Evergreen Group Issuer LLC, 4.00%, 10/15/2027(b)(c)	3,099,000	2,968,174
United Wholesale Mortgage LLC, 5.75%, 06/15/2027(b)	1,547,000	1,537,220
		13,574,003
Gas Utilities-0.43%
AmeriGas Partners L.P./AmeriGas Finance Corp., 5.75%, 05/20/2027	1,550,000	1,489,914
Health Care Equipment & Supplies-0.98%
Neogen Food Safety Corp., 8.63%, 07/20/2030(b)(c)	1,080,000	1,168,725
Teleflex, Inc., 4.63%, 11/15/2027(c)	1,507,000	1,475,709
Varex Imaging Corp., 7.88%, 10/15/2027(b)	709,000	729,226
		3,373,660
Health Care Providers & Services-5.74%
Catalent Pharma Solutions, Inc., 5.00%, 07/15/2027(b)	1,545,000	1,543,827
Community Health Systems, Inc.
5.63%, 03/15/2027(b)(c)	5,306,000	5,139,634
8.00%, 12/15/2027(b)	2,171,000	2,180,008
	Principal Amount	Value
Health Care Providers & Services-(continued)
LifePoint Health, Inc., 4.38%, 02/15/2027(b)	$1,860,000	$1,807,781
Tenet Healthcare Corp.
6.25%, 02/01/2027	4,642,000	4,649,494
5.13%, 11/01/2027	4,530,000	4,492,169
		19,812,913
Health Care REITs-1.04%
MPT Operating Partnership L.P./MPT Finance Corp., 5.00%, 10/15/2027(c)	4,229,000	3,577,247
Health Care Technology-0.27%
Cogent Communications Group, Inc./Cogent Communications Finance, Inc., 7.00%, 06/15/2027(b)	930,000	939,909
Hotel & Resort REITs-0.99%
RHP Hotel Properties L.P./RHP Finance Corp., 4.75%, 10/15/2027	2,109,000	2,071,808
Service Properties Trust, 5.50%, 12/15/2027	1,391,000	1,332,151
		3,403,959
Hotels, Restaurants & Leisure-9.16%
Academy Ltd., 6.00%, 11/15/2027(b)	1,236,000	1,234,148
Affinity Interactive, 6.88%, 12/15/2027(b)(c)	1,646,000	1,316,819
Boyd Gaming Corp., 4.75%, 12/01/2027(c)	3,020,000	2,954,263
Carnival Corp., 5.75%, 03/01/2027(b)	8,425,000	8,466,964
Cedar Fair L.P./Canada’s Wonderland Co./Magnum Management Corp., 5.38%, 04/15/2027	1,477,000	1,470,033
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., 4.88%, 04/01/2027(c)	1,853,000	1,844,042
KFC Holding Co./Pizza Hut Holdings LLC/ Taco Bell of America LLC, 4.75%, 06/01/2027(b)	2,325,000	2,295,221
Lindblad Expeditions LLC, 6.75%, 02/15/2027(b)	1,113,000	1,117,331
PENN Entertainment, Inc., 5.63%, 01/15/2027(b)(c)	1,205,000	1,196,115
Sabre GLBL, Inc.
8.63%, 06/01/2027(b)(c)	2,551,000	2,523,404
10.75%, 11/15/2029(b)	1,720,000	1,741,071
Six Flags Entertainment Corp., 5.50%, 04/15/2027(b)(c)	1,507,000	1,501,357
Travel + Leisure Co., Series J, 6.00%, 04/01/2027	1,205,000	1,217,413
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 5.25%, 05/15/2027(b)(c)	2,783,000	2,768,715
		31,646,896
Household Durables-1.47%
Beazer Homes USA, Inc., 5.88%, 10/15/2027(c)	1,104,000	1,101,551
Mattamy Group Corp. (Canada), 5.25%, 12/15/2027(b)(c)	1,547,000	1,530,364
Newell Brands, Inc., 6.38%, 09/15/2027(c)	1,507,000	1,532,779
Tri Pointe Homes, Inc., 5.25%, 06/01/2027	924,000	918,413
		5,083,107
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2027 High Yield Corporate Bond ETF (BSJR)—(continued)
November 30, 2024
(Unaudited)
	Principal Amount	Value
Household Products-0.27%
Energizer Holdings, Inc., 6.50%, 12/31/2027(b)	$924,000	$937,239
Insurance-1.84%
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer
4.25%, 10/15/2027(b)	2,322,000	2,214,538
6.75%, 10/15/2027(b)	4,150,000	4,147,137
		6,361,675
Interactive Media & Services-1.91%
Match Group Holdings II LLC, 5.00%, 12/15/2027(b)	1,391,000	1,357,056
Nexstar Media, Inc., 5.63%, 07/15/2027(b)	5,307,000	5,234,341
		6,591,397
IT Services-1.22%
Cablevision Lightpath LLC, 3.88%, 09/15/2027(b)	1,396,000	1,315,225
Cogent Communications Group, Inc., 7.00%, 06/15/2027(b)(c)	1,391,000	1,412,858
Unisys Corp., 6.88%, 11/01/2027(b)	1,497,000	1,474,004
		4,202,087
Machinery-1.67%
Park-Ohio Industries, Inc., 6.63%, 04/15/2027	1,076,000	1,066,311
TK Elevator U.S. Newco, Inc. (Germany), 5.25%, 07/15/2027(b)	4,780,000	4,717,889
		5,784,200
Media-11.50%
Altice Financing S.A. (Luxembourg), 9.63%, 07/15/2027(b)	1,160,000	1,094,189
Belo Corp.
7.75%, 06/01/2027	602,000	627,339
7.25%, 09/15/2027	745,000	774,453
CCO Holdings LLC/CCO Holdings Capital Corp., 5.13%, 05/01/2027(b)	10,061,000	9,933,760
Clear Channel Outdoor Holdings, Inc., 5.13%, 08/15/2027(b)(c)	3,774,000	3,687,101
CSC Holdings LLC, 5.50%, 04/15/2027(b)	3,928,000	3,567,491
DISH Network Corp., 11.75%, 11/15/2027(b)	9,952,000	10,582,261
Odeon Finco PLC (United Kingdom), 12.75%, 11/01/2027(b)	1,210,000	1,271,250
Scripps Escrow, Inc., 5.88%, 07/15/2027(b)	1,290,000	985,566
Sinclair Television Group, Inc., 5.13%, 02/15/2027(b)	761,000	683,880
Sirius XM Radio, Inc., 5.00%, 08/01/2027(b)(c)	4,645,000	4,569,564
Ziggo Bond Co. B.V. (Netherlands), 6.00%, 01/15/2027(b)(c)	1,934,000	1,936,086
		39,712,940
Metals & Mining-0.80%
Compass Minerals International, Inc., 6.75%, 12/01/2027(b)(c)	1,507,000	1,518,567
New Gold, Inc. (Canada), 7.50%, 07/15/2027(b)	1,238,000	1,254,036
		2,772,603
	Principal Amount	Value
Mortgage REITs-1.26%
Blackstone Mortgage Trust, Inc., 3.75%, 01/15/2027(b)	$1,042,000	$987,603
Ladder Capital Finance Holdings LLLP/ Ladder Capital Finance Corp., 4.25%, 02/01/2027(b)	1,894,000	1,844,997
Starwood Property Trust, Inc., 4.38%, 01/15/2027(b)(c)	1,547,000	1,508,239
		4,340,839
Oil, Gas & Consumable Fuels-6.61%
Ascent Resources Utica Holdings LLC/ARU Finance Corp., 9.00%, 11/01/2027(b)	1,077,000	1,298,028
Calumet Specialty Products Partners L.P./Calumet Finance Corp., 8.13%, 01/15/2027(b)	1,005,000	1,005,520
EnQuest PLC (United Kingdom), 11.63%, 11/01/2027(b)(c)	1,373,000	1,387,801
FTAI Infra Escrow Holdings LLC, 10.50%, 06/01/2027(b)	1,859,000	1,980,676
Genesis Energy L.P./Genesis Energy Finance Corp., 8.00%, 01/15/2027	3,037,000	3,103,863
Murphy Oil Corp., 5.88%, 12/01/2027	490,000	493,150
Murphy Oil USA, Inc., 5.63%, 05/01/2027	924,000	925,843
NuStar Logistics L.P., 5.63%, 04/28/2027	1,662,000	1,666,441
Parkland Corp. (Canada), 5.88%, 07/15/2027(b)	1,507,000	1,505,611
SM Energy Co., 6.63%, 01/15/2027	1,258,000	1,259,692
Tallgrass Energy Partners L.P./Tallgrass Energy Finance Corp., 6.00%, 03/01/2027(b)(c)	1,295,000	1,295,813
Venture Global LNG, Inc., 9.88%, 02/01/2032(b)(c)	6,190,000	6,887,298
		22,809,736
Passenger Airlines-0.49%
Allegiant Travel Co., 7.25%, 08/15/2027(b)(c)	1,707,000	1,702,864
Pharmaceuticals-0.65%
Bausch Health Cos., Inc., 6.13%, 02/01/2027(b)	2,430,000	2,248,564
Professional Services-0.78%
AMN Healthcare, Inc., 4.63%, 10/01/2027(b)(c)	1,547,000	1,485,752
Korn Ferry, 4.63%, 12/15/2027(b)	1,242,000	1,210,057
		2,695,809
Retail REITs-0.57%
Brookfield Property REIT, Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LLC, 4.50%, 04/01/2027(b)(c)	2,050,000	1,974,953
Software-0.82%
Gen Digital, Inc., 6.75%, 09/30/2027(b)	2,782,000	2,841,504
Specialized REITs-2.13%
Iron Mountain, Inc., 4.88%, 09/15/2027(b)(c)	3,015,000	2,971,351
SBA Communications Corp., 3.88%, 02/15/2027(c)	4,516,000	4,390,593
		7,361,944
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2027 High Yield Corporate Bond ETF (BSJR)—(continued)
November 30, 2024
(Unaudited)
	Principal Amount	Value
Specialty Retail-0.67%
JELD-WEN, Inc., 4.88%, 12/15/2027(b)(c)	$1,205,000	$1,158,562
Lithia Motors, Inc., 4.63%, 12/15/2027(b)	1,175,000	1,142,444
		2,301,006
Technology Hardware, Storage & Peripherals-1.22%
Seagate HDD Cayman
4.88%, 06/01/2027(c)	1,565,000	1,553,087
9.63%, 12/01/2032	2,320,000	2,652,333
		4,205,420
Textiles, Apparel & Luxury Goods-0.20%
VF Corp., 2.80%, 04/23/2027	750,000	707,316
Trading Companies & Distributors-1.07%
Herc Holdings, Inc., 5.50%, 07/15/2027(b)(c)	3,714,000	3,698,727
Total U.S. Dollar Denominated Bonds & Notes (Cost $330,915,289)		335,603,844
	Shares
Money Market Funds-1.22%
Invesco Government & Agency Portfolio, Institutional Class, 4.57%(d)(e) (Cost $4,229,892)	4,229,892	4,229,892
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-98.41% (Cost $335,145,181)		339,833,736
	Shares	Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-21.87%
Invesco Private Government Fund, 4.63%(d)(e)(f)	21,156,541	$21,156,541
Invesco Private Prime Fund, 4.71%(d)(e)(f)	54,345,303	54,361,607
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $75,521,455)		75,518,148
TOTAL INVESTMENTS IN SECURITIES-120.28% (Cost $410,666,636)		415,351,884
OTHER ASSETS LESS LIABILITIES-(20.28)%		(70,045,342)
NET ASSETS-100.00%		$345,306,542

Investment Abbreviations:
REIT	-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at
November 30, 2024 was $255,655,739, which represented 74.04% of the Fund’s Net Assets.

(c)	All or a portion of this security was out on loan at November 30, 2024.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended November 30, 2024.

	Value August 31, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value November 30, 2024	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$1,229,587	$13,834,421	$(10,834,116)	$-	$-	$4,229,892	$48,409
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2027 High Yield Corporate Bond ETF (BSJR)—(continued)
November 30, 2024
(Unaudited)
	Value August 31, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value November 30, 2024	Dividend Income
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	$19,664,998	$31,796,422	$(30,304,879)	$-	$-	$21,156,541	$270,605 *
Invesco Private Prime Fund	51,316,130	66,683,760	(63,632,330)	(7,508)	1,555	54,361,607	729,979 *
Total	$72,210,715	$112,314,603	$(104,771,325)	$(7,508)	$1,555	$79,748,040	$1,048,993

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of November 30, 2024.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco BulletShares 2028 High Yield Corporate Bond ETF (BSJS)
November 30, 2024
(Unaudited)

	Principal Amount	Value
U.S. Dollar Denominated Bonds & Notes-97.67%
Aerospace & Defense-2.82%
Bombardier, Inc. (Canada), 6.00%, 02/15/2028(b)(c)	$1,291,000	$1,290,599
BWX Technologies, Inc., 4.13%, 06/30/2028(b)	686,000	652,249
Spirit AeroSystems, Inc., 4.60%, 06/15/2028	1,190,000	1,140,642
TransDigm, Inc., 6.75%, 08/15/2028(b)	3,620,000	3,696,777
Triumph Group, Inc., 9.00%, 03/15/2028(b)(c)	1,657,000	1,736,785
		8,517,052
Automobile Components-4.00%
American Axle & Manufacturing, Inc., 6.88%, 07/01/2028	690,000	692,372
ANGI Group LLC, 3.88%, 08/15/2028(b)(c)	849,000	771,540
Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 4.75%, 04/01/2028(b)(c)	850,000	806,059
Clarios Global L.P./Clarios US Finance Co., 6.75%, 05/15/2028(b)	1,295,000	1,327,832
Dana, Inc., 5.63%, 06/15/2028(c)	690,000	686,947
Dealer Tire LLC/DT Issuer LLC, 8.00%, 02/01/2028(b)	860,000	855,315
Tenneco, Inc., 8.00%, 11/17/2028(b)(c)	3,220,000	3,064,203
United Rentals (North America), Inc., 4.88%, 01/15/2028(c)	2,880,000	2,838,161
ZF North America Capital, Inc. (Germany), 6.88%, 04/14/2028(b)	1,040,000	1,045,469
		12,087,898
Automobiles-0.17%
Winnebago Industries, Inc., 6.25%, 07/15/2028(b)	520,000	521,257
Banks-0.50%
Freedom Mortgage Corp., 12.00%, 10/01/2028(b)	1,383,000	1,504,531
Biotechnology-0.57%
Emergent BioSolutions, Inc., 3.88%, 08/15/2028(b)	760,000	612,512
Grifols S.A. (Spain), 4.75%, 10/15/2028(b)(c)	1,212,000	1,106,977
		1,719,489
Building Products-1.13%
Adams Homes, Inc., 9.25%, 10/15/2028(b)	687,000	723,507
AmeriTex HoldCo Intermediate LLC, 10.25%, 10/15/2028(b)	918,000	978,340
New Enterprise Stone & Lime Co., Inc., 5.25%, 07/15/2028(b)	997,000	969,007
Shea Homes L.P./Shea Homes Funding Corp., 4.75%, 02/15/2028	771,000	751,313
		3,422,167
Capital Markets-0.50%
Coinbase Global, Inc., 3.38%, 10/01/2028(b)	1,679,000	1,525,350
Chemicals-5.79%
Calderys Financing LLC (France), 11.25%, 06/01/2028(b)	905,000	973,374
Chemours Co. (The), 5.75%, 11/15/2028(b)(c)	1,349,000	1,277,755
	Principal Amount	Value
Chemicals-(continued)
Consolidated Energy Finance S.A. (Switzerland), 5.63%, 10/15/2028(b)	$893,000	$770,571
CVR Partners L.P./CVR Nitrogen Finance Corp., 6.13%, 06/15/2028(b)	930,000	906,143
Element Solutions, Inc., 3.88%, 09/01/2028(b)	1,384,000	1,333,112
HB Fuller Co., 4.25%, 10/15/2028(c)	511,000	484,499
Herens Holdco S.a.r.l. (Luxembourg), 4.75%, 05/15/2028(b)(c)	575,000	507,142
Illuminate Buyer LLC/Illuminate Holdings IV, Inc., 9.00%, 07/01/2028(b)	791,000	803,209
Ingevity Corp., 3.88%, 11/01/2028(b)(c)	950,000	883,444
Innophos Holdings, Inc., 9.38%, 02/15/2028(b)	465,000	467,418
LSB Industries, Inc., 6.25%, 10/15/2028(b)	830,000	807,396
Minerals Technologies, Inc., 5.00%, 07/01/2028(b)	671,000	652,239
NOVA Chemicals Corp. (Canada), 8.50%, 11/15/2028(b)	680,000	725,625
Olympus Water US Holding Corp.
4.25%, 10/01/2028(b)	1,406,000	1,321,455
9.75%, 11/15/2028(b)	2,931,000	3,119,481
SCIH Salt Holdings, Inc., 4.88%, 05/01/2028(b)	1,900,000	1,814,710
Weekley Homes LLC/Weekley Finance Corp., 4.88%, 09/15/2028(b)	673,000	643,206
		17,490,779
Commercial Services & Supplies-3.80%
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 S.a.r.l.
4.63%, 06/01/2028(b)	1,314,000	1,239,336
4.63%, 06/01/2028(b)(c)	2,120,000	2,001,256
Garda World Security Corp. (Canada), 7.75%, 02/15/2028(b)(c)	689,000	714,981
GFL Environmental, Inc.
4.00%, 08/01/2028(b)(c)	1,290,000	1,228,803
3.50%, 09/01/2028(b)	1,275,000	1,205,129
Interface, Inc., 5.50%, 12/01/2028(b)	518,000	508,353
Madison IAQ LLC, 4.13%, 06/30/2028(b)(c)	1,208,000	1,160,493
MPH Acquisition Holdings LLC, 5.50%, 09/01/2028(b)(c)	1,710,000	1,188,187
Prime Security Services Borrower LLC/Prime Finance, Inc., 6.25%, 01/15/2028(b)(c)	2,240,000	2,240,041
		11,486,579
Communications Equipment-0.18%
Viasat, Inc., 6.50%, 07/15/2028(b)(c)	682,000	547,233
Construction & Engineering-0.89%
Fluor Corp., 4.25%, 09/15/2028(c)	940,000	908,453
Pike Corp., 5.50%, 09/01/2028(b)	1,254,000	1,228,319
Railworks Holdings L.P./Railworks Rally, Inc., 8.25%, 11/15/2028(b)	547,000	561,865
		2,698,637
Construction Materials-0.67%
Camelot Return Merger Sub, Inc., 8.75%, 08/01/2028(b)(c)	1,222,000	1,205,361
Williams Scotsman, Inc., 4.63%, 08/15/2028(b)	840,000	808,983
		2,014,344
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2028 High Yield Corporate Bond ETF (BSJS)—(continued)
November 30, 2024
(Unaudited)
	Principal Amount	Value
Consumer Finance-2.05%
Credit Acceptance Corp., 9.25%, 12/15/2028(b)	$1,040,000	$1,109,157
Enova International, Inc., 11.25%, 12/15/2028(b)	690,000	750,178
FirstCash, Inc., 4.63%, 09/01/2028(b)	860,000	825,966
goeasy Ltd. (Canada), 9.25%, 12/01/2028(b)	953,000	1,020,768
Navient Corp., 4.88%, 03/15/2028	848,000	814,110
OneMain Finance Corp., 3.88%, 09/15/2028(c)	1,040,000	971,089
PRA Group, Inc., 8.38%, 02/01/2028(b)	690,000	711,736
		6,203,004
Consumer Staples Distribution & Retail-1.86%
Albertson’s Cos., Inc./Safeway, Inc./New Albertson’s L.P./Albertson’s LLC, 6.50%, 02/15/2028(b)(c)	1,010,000	1,030,989
Aramark Services, Inc., 5.00%, 02/01/2028(b)(c)	1,985,000	1,945,369
C&S Group Enterprises LLC, 5.00%, 12/15/2028(b)	679,000	558,282
GPS Hospitality Holding Co. LLC/GPS Finco, Inc., 7.00%, 08/15/2028(b)	587,000	365,713
United Natural Foods, Inc., 6.75%, 10/15/2028(b)	841,000	828,519
US Foods, Inc., 6.88%, 09/15/2028(b)	860,000	889,684
		5,618,556
Containers & Packaging-4.03%
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC, 3.25%, 09/01/2028(b)	1,022,000	921,008
Ball Corp., 6.88%, 03/15/2028(c)	1,290,000	1,335,136
Cascades, Inc./Cascades USA, Inc. (Canada), 5.38%, 01/15/2028(b)(c)	770,000	757,878
Graham Packaging Co., Inc., 7.13%, 08/15/2028(b)	882,000	874,558
Graphic Packaging International LLC, 3.50%, 03/15/2028(b)	781,000	734,755
Intelligent Packaging Ltd. Finco, Inc./Intelligent Packaging Ltd. Co-Issuer LLC (Canada), 6.00%, 09/15/2028(b)(c)	1,372,000	1,359,876
Iris Holding, Inc., 10.00%, 12/15/2028(b)	680,000	622,213
LABL, Inc.
5.88%, 11/01/2028(b)	850,000	760,919
9.50%, 11/01/2028(b)	520,000	526,040
Pactiv Evergreen Group Issuer LLC/Pactiv Evergreen Group Issuer, Inc., 4.38%, 10/15/2028(b)(c)	853,000	808,117
Sealed Air Corp., 6.13%, 02/01/2028(b)(c)	1,336,000	1,350,275
Silgan Holdings, Inc., 4.13%, 02/01/2028(c)	970,000	933,658
Trident TPI Holdings, Inc., 12.75%, 12/31/2028(b)	1,070,000	1,189,103
		12,173,536
Diversified Consumer Services-0.22%
Adtalem Global Education, Inc., 5.50%, 03/01/2028(b)	685,000	673,917
	Principal Amount	Value
Diversified REITs-2.06%
Uniti Group L.P./Uniti Group Finance, Inc./CSL Capital LLC
10.50%, 02/15/2028(b)	$5,000,000	$5,316,170
4.75%, 04/15/2028(b)	970,000	908,103
		6,224,273
Diversified Telecommunication Services-3.81%
Altice France S.A. (France), 5.50%, 01/15/2028(b)	1,764,000	1,369,751
Consolidated Communications, Inc.
5.00%, 10/01/2028(b)	700,000	660,785
6.50%, 10/01/2028(b)	1,290,000	1,258,693
Frontier Communications Holdings LLC, 5.00%, 05/01/2028(b)	2,630,000	2,605,556
Iliad Holding S.A.S. (France), 7.00%, 10/15/2028(b)	1,475,000	1,499,159
Windstream Services LLC/Windstream Escrow Finance Corp., 7.75%, 08/15/2028(b)(c)	2,412,000	2,432,975
Zayo Group Holdings, Inc., 6.13%, 03/01/2028(b)	1,828,000	1,687,994
		11,514,913
Electric Utilities-0.90%
Pattern Energy Operations L.P./Pattern Energy Operations, Inc., 4.50%, 08/15/2028(b)	1,100,000	1,049,673
PG&E Corp., 5.00%, 07/01/2028	1,690,000	1,660,804
		2,710,477
Electrical Equipment-0.46%
Vertiv Group Corp., 4.13%, 11/15/2028(b)	1,470,000	1,401,121
Energy Equipment & Services-1.71%
Archrock Partners L.P./Archrock Partners Finance Corp., 6.25%, 04/01/2028(b)	1,380,000	1,386,176
Bristow Group, Inc., 6.88%, 03/01/2028(b)	692,000	691,973
Delek Logistics Partners L.P./Delek Logistics Finance Corp., 7.13%, 06/01/2028(b)	690,000	694,080
Harvest Midstream I L.P., 7.50%, 09/01/2028(b)	1,380,000	1,412,676
Oceaneering International, Inc., 6.00%, 02/01/2028	346,000	343,638
Transocean Aquila Ltd., 8.00%, 09/30/2028(b)	608,923	627,637
		5,156,180
Entertainment-0.70%
Cinemark USA, Inc., 5.25%, 07/15/2028(b)	1,323,000	1,294,631
Live Nation Entertainment, Inc., 3.75%, 01/15/2028(b)	867,000	824,588
		2,119,219
Financial Services-3.65%
AG Issuer LLC, 6.25%, 03/01/2028(b)	855,000	848,522
Burford Capital Global Finance LLC, 6.25%, 04/15/2028(b)	685,000	683,572
eG Global Finance PLC (United Kingdom), 12.00%, 11/30/2028(b)	1,898,000	2,129,709
GGAM Finance Ltd. (Ireland), 8.00%, 06/15/2028(b)(c)	1,033,000	1,092,159
Jefferies Finance LLC/JFIN Co-Issuer Corp., 5.00%, 08/15/2028(b)	1,690,000	1,584,181
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2028 High Yield Corporate Bond ETF (BSJS)—(continued)
November 30, 2024
(Unaudited)
	Principal Amount	Value
Financial Services-(continued)
LD Holdings Group LLC, 6.13%, 04/01/2028(b)	$960,000	$833,473
Midcap Financial Issuer Trust, 6.50%, 05/01/2028(b)	1,700,000	1,663,028
Nationstar Mortgage Holdings, Inc., 5.50%, 08/15/2028(b)	1,470,000	1,445,608
Werner FinCo L.P./Werner FinCo, Inc., 11.50%, 06/15/2028(b)	673,000	744,598
		11,024,850
Food Products-1.77%
B&G Foods, Inc., 8.00%, 09/15/2028(b)	1,380,000	1,421,756
Chobani LLC/Chobani Finance Corp., Inc., 4.63%, 11/15/2028(b)	723,000	701,260
Lamb Weston Holdings, Inc., 4.88%, 05/15/2028(b)(c)	867,000	850,116
Post Holdings, Inc., 5.63%, 01/15/2028(b)	865,000	873,114
TKC Holdings, Inc., 6.88%, 05/15/2028(b)(c)	731,000	734,214
TreeHouse Foods, Inc., 4.00%, 09/01/2028	850,000	769,748
		5,350,208
Gas Utilities-0.29%
AmeriGas Partners L.P./AmeriGas Finance Corp., 9.38%, 06/01/2028(b)(c)	850,000	874,351
Health Care Equipment & Supplies-1.28%
Bausch & Lomb Corp., 8.38%, 10/01/2028(b)	2,290,000	2,396,405
Hologic, Inc., 4.63%, 02/01/2028(b)	680,000	668,098
Teleflex, Inc., 4.25%, 06/01/2028(b)(c)	850,000	816,607
		3,881,110
Health Care Providers & Services-3.70%
Acadia Healthcare Co., Inc., 5.50%, 07/01/2028(b)	770,000	749,757
Avantor Funding, Inc., 4.63%, 07/15/2028(b)	2,599,000	2,513,129
Cano Health LLC, 6.25%, 10/01/2028(b)(d)(e)(f)	100,000	425
Heartland Dental LLC/Heartland Dental Finance Corp., 10.50%, 04/30/2028(b)	1,210,000	1,288,957
Molina Healthcare, Inc., 4.38%, 06/15/2028(b)	1,360,000	1,300,722
Tenet Healthcare Corp.
4.63%, 06/15/2028	1,040,000	1,010,023
6.13%, 10/01/2028(c)	4,312,000	4,326,257
		11,189,270
Health Care REITs-0.44%
CTR Partnership L.P./CareTrust Capital Corp., 3.88%, 06/30/2028(b)	650,000	617,363
Diversified Healthcare Trust, 4.75%, 02/15/2028	850,000	727,998
		1,345,361
Hotel & Resort REITs-0.65%
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer, 5.88%, 10/01/2028(b)	1,250,000	1,241,781
RHP Hotel Properties L.P./RHP Finance Corp., 7.25%, 07/15/2028(b)	690,000	716,592
		1,958,373
	Principal Amount	Value
Hotels, Restaurants & Leisure-3.52%
1011778 BC ULC/New Red Finance, Inc. (Canada), 4.38%, 01/15/2028(b)(c)	$1,290,000	$1,245,696
Acushnet Co., 7.38%, 10/15/2028(b)	602,000	629,846
Cedar Fair L.P./Canada’s Wonderland Co./Magnum Management Corp., 6.50%, 10/01/2028	520,000	526,715
Churchill Downs, Inc., 4.75%, 01/15/2028(b)	1,211,000	1,183,086
Full House Resorts, Inc., 8.25%, 02/15/2028(b)	712,000	710,168
Hilton Domestic Operating Co., Inc., 5.75%, 05/01/2028(b)(c)	860,000	861,350
Light & Wonder International, Inc., 7.00%, 05/15/2028(b)	1,210,000	1,216,123
Lindblad Expeditions Holdings, Inc., 9.00%, 05/15/2028(b)	470,000	496,637
Marriott Ownership Resorts, Inc., 4.75%, 01/15/2028(c)	594,000	573,496
MGM Resorts International, 4.75%, 10/15/2028	1,298,000	1,260,379
Station Casinos LLC, 4.50%, 02/15/2028(b)(c)	1,190,000	1,139,448
Wyndham Hotels & Resorts, Inc., 4.38%, 08/15/2028(b)(c)	849,000	814,489
		10,657,433
Household Durables-1.28%
CP Atlas Buyer, Inc., 7.00%, 12/01/2028(b)	861,000	783,157
Dream Finders Homes, Inc., 8.25%, 08/15/2028(b)	520,000	545,500
Installed Building Products, Inc., 5.75%, 02/01/2028(b)	520,000	515,095
LGI Homes, Inc., 8.75%, 12/15/2028(b)	694,000	736,702
M/I Homes, Inc., 4.95%, 02/01/2028	690,000	679,365
Tri Pointe Homes, Inc., 5.70%, 06/15/2028	599,000	603,267
		3,863,086
Household Products-0.49%
Central Garden & Pet Co., 5.13%, 02/01/2028(c)	520,000	512,499
Energizer Holdings, Inc., 4.75%, 06/15/2028(b)(c)	997,000	966,133
		1,478,632
Independent Power and Renewable Electricity Producers-2.69%
Atlantica Sustainable Infrastructure PLC (Spain), 4.13%, 06/15/2028(b)	667,000	631,329
Calpine Corp.
4.50%, 02/15/2028(b)	2,155,000	2,086,299
5.13%, 03/15/2028(b)	2,380,000	2,326,571
Clearway Energy Operating LLC, 4.75%, 03/15/2028(b)	1,470,000	1,427,856
Sunnova Energy Corp., 11.75%, 10/01/2028(b)	670,000	531,451
TerraForm Power Operating LLC, 5.00%, 01/31/2028(b)	1,180,000	1,145,101
		8,148,607
Insurance-0.72%
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, 6.75%, 04/15/2028(b)	2,153,000	2,175,744
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2028 High Yield Corporate Bond ETF (BSJS)—(continued)
November 30, 2024
(Unaudited)
	Principal Amount	Value
Interactive Media & Services-1.04%
Cars.com, Inc., 6.38%, 11/01/2028(b)	$690,000	$687,959
Match Group Holdings II LLC, 4.63%, 06/01/2028(b)(c)	848,000	816,153
Nexstar Media, Inc., 4.75%, 11/01/2028(b)(c)	1,729,000	1,633,920
		3,138,032
IT Services-2.68%
Acuris Finance US, Inc./Acuris Finance S.a.r.l., 5.00%, 05/01/2028(b)	594,000	540,241
Ahead DB Holdings LLC, 6.63%, 05/01/2028(b)	678,000	672,417
Arches Buyer, Inc., 4.25%, 06/01/2028(b)(c)	1,643,000	1,535,182
ASGN, Inc., 4.63%, 05/15/2028(b)	950,000	910,630
Cablevision Lightpath LLC, 5.63%, 09/15/2028(b)	700,000	651,800
EquipmentShare.com, Inc., 9.00%, 05/15/2028(b)	1,790,000	1,869,079
ION Trading Technologies S.a.r.l. (Luxembourg), 5.75%, 05/15/2028(b)	750,000	695,650
Newfold Digital Holdings Group, Inc., 11.75%, 10/15/2028(b)	880,000	659,520
Virtusa Corp., 7.13%, 12/15/2028(b)	594,000	574,563
		8,109,082
Machinery-1.67%
ATS Corp. (Canada), 4.13%, 12/15/2028(b)	600,000	562,222
GrafTech Finance, Inc., 4.63%, 12/15/2028(b)(c)	712,000	535,078
Maxim Crane Works Holdings Capital LLC, 11.50%, 09/01/2028(b)	853,000	916,815
Titan International, Inc., 7.00%, 04/30/2028	680,000	668,929
TK Elevator Holdco GmbH (Germany), 7.63%, 07/15/2028(b)	696,000	699,146
Trinity Industries, Inc., 7.75%, 07/15/2028(b)	1,003,000	1,047,532
Wabash National Corp., 4.50%, 10/15/2028(b)	680,000	632,741
		5,062,463
Media-8.88%
Advantage Sales & Marketing, Inc., 6.50%, 11/15/2028(b)(c)	1,041,000	998,212
CCO Holdings LLC/CCO Holdings Capital Corp., 5.00%, 02/01/2028(b)	4,315,000	4,220,176
Clear Channel Outdoor Holdings, Inc.
7.75%, 04/15/2028(b)	1,721,000	1,586,629
9.00%, 09/15/2028(b)(c)	1,290,000	1,369,793
CSC Holdings LLC
5.38%, 02/01/2028(b)	1,630,000	1,426,842
11.25%, 05/15/2028(b)	1,588,000	1,572,796
DISH DBS Corp., 5.75%, 12/01/2028(b)	3,830,000	3,345,242
GCI LLC, 4.75%, 10/15/2028(b)	1,022,000	967,632
Lamar Media Corp., 3.75%, 02/15/2028	991,000	940,994
McGraw-Hill Education, Inc., 5.75%, 08/01/2028(b)	1,429,000	1,401,144
Sirius XM Radio, Inc., 4.00%, 07/15/2028(b)	3,450,000	3,242,250
Sunrise HoldCo IV B.V. (Netherlands), 5.50%, 01/15/2028(b)(c)	770,000	762,831
TEGNA, Inc., 4.63%, 03/15/2028(c)	1,730,000	1,651,037
	Principal Amount	Value
Media-(continued)
Univision Communications, Inc., 8.00%, 08/15/2028(b)(c)	$2,485,000	$2,538,033
Virgin Media Vendor Financing Notes IV DAC (United Kingdom), 5.00%, 07/15/2028(b)(c)	850,000	816,533
		26,840,144
Metals & Mining-0.67%
Century Aluminum Co., 7.50%, 04/01/2028(b)	370,000	376,356
Constellium SE, 5.63%, 06/15/2028(b)(c)	554,000	547,077
Kaiser Aluminum Corp., 4.63%, 03/01/2028(b)	851,000	816,294
Warrior Met Coal, Inc., 7.88%, 12/01/2028(b)	266,000	275,565
		2,015,292
Oil, Gas & Consumable Fuels-7.17%
Ascent Resources Utica Holdings LLC/ARU Finance Corp., 8.25%, 12/31/2028(b)	882,000	903,552
Calumet Specialty Products Partners L.P./Calumet Finance Corp., 9.75%, 07/15/2028(b)	560,000	573,909
Civitas Resources, Inc., 8.38%, 07/01/2028(b)	2,329,000	2,433,853
Conuma Resources Ltd. (Canada), 13.13%, 05/01/2028(b)	311,000	316,213
Crescent Energy Finance LLC, 9.25%, 02/15/2028(b)(c)	1,720,000	1,809,271
CVR Energy, Inc., 5.75%, 02/15/2028(b)(c)	690,000	653,371
Encino Acquisition Partners Holdings LLC, 8.50%, 05/01/2028(b)	1,185,000	1,215,445
Global Marine, Inc., 7.00%, 06/01/2028	445,000	425,117
Greenfire Resources Ltd. (Canada), 12.00%, 10/01/2028(b)	410,000	441,087
Hess Midstream Operations L.P., 5.13%, 06/15/2028(b)	920,000	904,705
Howard Midstream Energy Partners LLC, 8.88%, 07/15/2028(b)	946,000	1,005,117
Kinetik Holdings L.P., 6.63%, 12/15/2028(b)	1,380,000	1,413,965
Martin Midstream Partners L.P./Martin Midstream Finance Corp., 11.50%, 02/15/2028(b)	675,000	735,097
Matador Resources Co., 6.88%, 04/15/2028(b)	864,000	885,194
Northern Oil and Gas, Inc., 8.13%, 03/01/2028(b)	1,213,000	1,240,926
Sitio Royalties Operating Partnership L.P./Sitio Finance Corp., 7.88%, 11/01/2028(b)	1,031,000	1,077,220
SM Energy Co., 6.50%, 07/15/2028	691,000	692,930
Sunoco L.P. and Sunoco Finance Corp., 7.00%, 09/15/2028(b)	857,000	882,873
Venture Global LNG, Inc., 8.13%, 06/01/2028(b)	3,880,000	4,057,712
		21,667,557
Paper & Forest Products-0.88%
Ahlstrom Holding 3 Oy (Finland), 4.88%, 02/04/2028(b)(c)	500,000	477,500
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2028 High Yield Corporate Bond ETF (BSJS)—(continued)
November 30, 2024
(Unaudited)
	Principal Amount	Value
Paper & Forest Products-(continued)
Clearwater Paper Corp., 4.75%, 08/15/2028(b)	$470,000	$441,193
Domtar Corp., 6.75%, 10/01/2028(b)	1,087,000	1,007,032
Mercer International, Inc. (Germany), 12.88%, 10/01/2028(b)	694,000	744,927
		2,670,652
Passenger Airlines-0.77%
American Airlines, Inc., 7.25%, 02/15/2028(b)(c)	1,294,000	1,326,549
Cargo Aircraft Management, Inc., 4.75%, 02/01/2028(b)	1,000,000	992,277
		2,318,826
Personal Care Products-0.42%
Edgewell Personal Care Co., 5.50%, 06/01/2028(b)	1,296,000	1,282,356
Pharmaceuticals-3.83%
AdaptHealth LLC, 6.13%, 08/01/2028(b)(c)	596,000	587,105
Bausch Health Cos., Inc.
4.88%, 06/01/2028(b)	2,307,000	1,911,020
11.00%, 09/30/2028(b)	2,900,000	2,844,422
Cheplapharm Arzneimittel GmbH (Germany), 5.50%, 01/15/2028(b)	860,000	827,326
Elanco Animal Health, Inc., 6.65%, 08/28/2028(c)	1,240,000	1,282,992
Organon & Co./Organon Foreign Debt Co-Issuer B.V., 4.13%, 04/30/2028(b)	3,625,000	3,438,646
Prestige Brands, Inc., 5.13%, 01/15/2028(b)	690,000	681,528
		11,573,039
Professional Services-1.25%
Clarivate Science Holdings Corp., 3.88%, 07/01/2028(b)(c)	1,593,000	1,498,105
CoreLogic, Inc., 4.50%, 05/01/2028(b)	1,293,000	1,210,240
KBR, Inc., 4.75%, 09/30/2028(b)	436,000	419,199
Science Applications International Corp., 4.88%, 04/01/2028(b)	680,000	655,956
		3,783,500
Real Estate Management & Development-0.94%
Cushman & Wakefield U.S. Borrower LLC, 6.75%, 05/15/2028(b)	1,106,000	1,119,011
Forestar Group, Inc., 5.00%, 03/01/2028(b)	494,000	478,730
Howard Hughes Corp. (The), 5.38%, 08/01/2028(b)	1,270,000	1,247,458
		2,845,199
Residential REITs-0.14%
Ashton Woods USA LLC/Ashton Woods Finance Co., 6.63%, 01/15/2028(b)	427,000	431,440
Retail REITs-0.26%
Necessity Retail REIT, Inc. (The)/American Finance Operating Partner L.P., 4.50%, 09/30/2028(b)(c)	850,000	789,840
Semiconductors & Semiconductor Equipment-0.60%
Entegris, Inc., 4.38%, 04/15/2028(b)	681,000	653,079
ON Semiconductor Corp., 3.88%, 09/01/2028(b)	1,212,000	1,148,979
		1,802,058
Software-2.40%
Alteryx, Inc., 8.75%, 03/15/2028(b)	760,000	777,750
	Principal Amount	Value
Software-(continued)
Consensus Cloud Solutions, Inc., 6.50%, 10/15/2028(b)	$614,000	$608,415
Fair Isaac Corp., 4.00%, 06/15/2028(b)	1,549,000	1,478,702
GoTo Group, Inc., 5.50%, 05/01/2028(b)	610,000	510,875
Helios Software Holdings, Inc./ION Corporate Solutions Finance S.a.r.l., 4.63%, 05/01/2028(b)	600,000	560,733
NCR Voyix Corp., 5.00%, 10/01/2028(b)	1,100,000	1,064,698
PTC, Inc., 4.00%, 02/15/2028(b)	850,000	813,227
Rocket Software, Inc., 9.00%, 11/28/2028(b)	1,380,000	1,434,747
		7,249,147
Specialized REITs-0.74%
Iron Mountain, Inc.
5.25%, 03/15/2028(b)	1,420,000	1,398,783
5.00%, 07/15/2028(b)	850,000	829,760
		2,228,543
Specialty Retail-2.46%
Asbury Automotive Group, Inc., 4.50%, 03/01/2028(c)	700,000	680,931
Bath & Body Works, Inc., 5.25%, 02/01/2028(c)	770,000	766,626
Group 1 Automotive, Inc., 4.00%, 08/15/2028(b)(c)	1,289,000	1,219,019
Ken Garff Automotive LLC, 4.88%, 09/15/2028(b)	680,000	661,201
Michaels Cos., Inc. (The), 5.25%, 05/01/2028(b)(c)	1,439,000	1,045,874
PetSmart, Inc./PetSmart Finance Corp., 4.75%, 02/15/2028(b)	2,037,000	1,947,042
White Cap Buyer LLC, 6.88%, 10/15/2028(b)	1,105,000	1,114,207
		7,434,900
Technology Hardware, Storage & Peripherals-0.35%
Xerox Holdings Corp., 5.50%, 08/15/2028(b)(c)	1,290,000	1,068,523
Trading Companies & Distributors-1.22%
Fortress Transportation and Infrastructure Investors LLC, 5.50%, 05/01/2028(b)	1,721,000	1,701,625
H&E Equipment Services, Inc., 3.88%, 12/15/2028(b)(c)	2,158,000	2,001,424
		3,703,049
Total U.S. Dollar Denominated Bonds & Notes (Cost $289,953,085)		295,291,179
	Shares
Money Market Funds-0.67%
Invesco Government & Agency Portfolio, Institutional Class, 4.57%(g)(h) (Cost $2,010,529)	2,010,529	2,010,529
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-98.34% (Cost $291,963,614)		297,301,708
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2028 High Yield Corporate Bond ETF (BSJS)—(continued)
November 30, 2024
(Unaudited)
	Shares	Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-18.81%
Invesco Private Government Fund, 4.63%(g)(h)(i)	15,934,163	$15,934,163
Invesco Private Prime Fund, 4.71%(g)(h)(i)	40,930,174	40,942,453
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $56,878,460)		56,876,616
TOTAL INVESTMENTS IN SECURITIES-117.15% (Cost $348,842,074)		354,178,324
OTHER ASSETS LESS LIABILITIES-(17.15)%		(51,848,314)
NET ASSETS-100.00%		$302,330,010

Investment Abbreviations:
REIT	-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at
November 30, 2024 was $263,631,054, which represented 87.20% of the Fund’s Net Assets.

(c)	All or a portion of this security was out on loan at November 30, 2024.
(d)	The borrower has filed for protection in federal bankruptcy court.
(e)
Defaulted security. Currently, the issuer is in default with respect to principal and/or interest payments. The value of this security at November 30, 2024 represented less than 1% of the Fund’s Net Assets.

(f)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(g)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended November 30, 2024.

	Value August 31, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value November 30, 2024	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$1,875,763	$9,344,887	$(9,210,121)	$-	$-	$2,010,529	$25,418
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	9,786,911	28,115,070	(21,967,818)	-	-	15,934,163	190,023 *
Invesco Private Prime Fund	25,546,789	57,342,591	(41,941,862)	(4,251)	(814)	40,942,453	509,019 *
Total	$37,209,463	$94,802,548	$(73,119,801)	$(4,251)	$(814)	$58,887,145	$724,460

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(h)	The rate shown is the 7-day SEC standardized yield as of November 30, 2024.
(i)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco BulletShares 2029 High Yield Corporate Bond ETF (BSJT)
November 30, 2024
(Unaudited)

	Principal Amount	Value
U.S. Dollar Denominated Bonds & Notes-97.79%
Aerospace & Defense-2.35%
AAR Escrow Issuer LLC, 6.75%, 03/15/2029(b)	$305,000	$312,523
Bombardier, Inc. (Canada), 7.50%, 02/01/2029(b)(c)	419,000	437,994
BWX Technologies, Inc., 4.13%, 04/15/2029(b)	220,000	207,041
TransDigm, Inc.
4.63%, 01/15/2029	677,000	642,793
6.38%, 03/01/2029(b)	1,536,000	1,562,951
4.88%, 05/01/2029(c)	399,000	380,674
		3,543,976
Automobile Components-1.54%
American Axle & Manufacturing, Inc., 5.00%, 10/01/2029(c)	322,000	299,517
Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 5.38%, 03/01/2029(b)	330,000	313,405
Champions Financing, Inc., 8.75%, 02/15/2029(b)(c)	330,000	332,153
Goodyear Tire & Rubber Co. (The), 5.00%, 07/15/2029(c)	461,000	431,860
NESCO Holdings II, Inc., 5.50%, 04/15/2029(b)	490,000	466,527
Patrick Industries, Inc., 4.75%, 05/01/2029(b)	200,000	190,985
Real Hero Merger Sub 2, Inc., 6.25%, 02/01/2029(b)	331,000	298,569
		2,333,016
Automobiles-0.54%
Allison Transmission, Inc., 5.88%, 06/01/2029(b)	270,000	271,893
Dornoch Debt Merger Sub, Inc., 6.63%, 10/15/2029(b)	360,000	285,461
Thor Industries, Inc., 4.00%, 10/15/2029(b)	280,000	257,405
		814,759
Beverages-0.52%
Primo Water Holdings, Inc. (Canada), 4.38%, 04/30/2029(b)	415,000	391,391
Triton Water Holdings, Inc., 6.25%, 04/01/2029(b)	392,000	390,314
		781,705
Broadline Retail-0.98%
QVC, Inc., 6.88%, 04/15/2029(b)(c)	330,000	280,246
Rakuten Group, Inc. (Japan), 9.75%, 04/15/2029(b)	1,094,000	1,196,987
		1,477,233
Building Products-1.28%
Cornerstone Building Brands, Inc.
6.13%, 01/15/2029(b)	170,000	143,380
9.50%, 08/15/2029(b)	280,000	279,811
GYP Holdings III Corp., 4.63%, 05/01/2029(b)	195,000	185,527
Park River Holdings, Inc.
5.63%, 02/01/2029(b)	190,000	166,486
6.75%, 08/01/2029(b)	160,000	143,419
Shea Homes L.P./Shea Homes Funding Corp., 4.75%, 04/01/2029	160,000	154,023
Specialty Building Products Holdings LLC/SBP Finance Corp., 7.75%, 10/15/2029(b)	300,000	308,457
	Principal Amount	Value
Building Products-(continued)
STL Holding Co. LLC, 8.75%, 02/15/2029(b)	$140,000	$149,079
Summit Materials LLC/Summit Materials Finance Corp., 5.25%, 01/15/2029(b)	399,000	402,481
		1,932,663
Capital Markets-0.49%
Aretec Group, Inc., 7.50%, 04/01/2029(b)	215,000	216,036
Armor Holdco, Inc., 8.50%, 11/15/2029(b)	192,000	192,856
Icahn Enterprises L.P./Icahn Enterprises Finance Corp., 4.38%, 02/01/2029	390,000	337,153
		746,045
Chemicals-3.55%
Axalta Coating Systems LLC, 3.38%, 02/15/2029(b)	380,000	350,057
Chemours Co. (The), 4.63%, 11/15/2029(b)(c)	340,000	303,801
INEOS Finance PLC (Luxembourg), 7.50%, 04/15/2029(b)(c)	395,000	409,162
INEOS Quattro Finance 2 PLC (United Kingdom), 9.63%, 03/15/2029(b)	220,000	234,205
LSF11 A5 HoldCo LLC, 6.63%, 10/15/2029(b)	181,000	187,182
Mativ Holdings, Inc., 8.00%, 10/01/2029(b)	220,000	222,091
Methanex Corp. (Canada), 5.25%, 12/15/2029(c)	386,000	377,553
NOVA Chemicals Corp. (Canada), 4.25%, 05/15/2029(b)	313,000	291,408
Olympus Water US Holding Corp., 6.25%, 10/01/2029(b)	220,000	211,588
Rain Carbon, Inc., 12.25%, 09/01/2029(b)(c)	242,000	260,002
SCIH Salt Holdings, Inc., 6.63%, 05/01/2029(b)	379,000	370,291
Scotts Miracle-Gro Co. (The), 4.50%, 10/15/2029	230,000	216,848
SK Invictus Intermediate II S.a.r.l., 5.00%, 10/30/2029(b)	369,000	349,179
Tronox, Inc., 4.63%, 03/15/2029(b)(c)	590,000	543,864
Wayfair LLC, 7.25%, 10/31/2029(b)	440,000	446,993
WR Grace Holdings LLC, 5.63%, 08/15/2029(b)	629,000	588,748
		5,362,972
Commercial Services & Supplies-5.13%
ACCO Brands Corp., 4.25%, 03/15/2029(b)	315,000	292,797
ADT Security Corp. (The), 4.13%, 08/01/2029(b)	550,000	515,738
Allied Universal Holdco LLC/Allied Universal Finance Corp., 6.00%, 06/01/2029(b)	526,000	483,213
APi Group DE, Inc.
4.13%, 07/15/2029(b)	180,000	167,951
4.75%, 10/15/2029(b)	150,000	143,838
Brink’s Co. (The), 6.50%, 06/15/2029(b)	220,000	225,064
Clean Harbors, Inc., 5.13%, 07/15/2029(b)	170,000	166,179
CoreCivic, Inc., 8.25%, 04/15/2029	270,000	287,674
CPI CG, Inc., 10.00%, 07/15/2029(b)	160,000	169,881
Deluxe Corp., 8.00%, 06/01/2029(b)	265,000	256,531
First Student Bidco, Inc./First Transit Parent, Inc., 4.00%, 07/31/2029(b)(c)	340,000	314,941
Garda World Security Corp. (Canada), 6.00%, 06/01/2029(b)	272,000	258,450
GEO Group, Inc. (The), 8.63%, 04/15/2029	357,000	377,877
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2029 High Yield Corporate Bond ETF (BSJT)—(continued)
November 30, 2024
(Unaudited)
	Principal Amount	Value
Commercial Services & Supplies-(continued)
GFL Environmental, Inc.
4.75%, 06/15/2029(b)(c)	$416,000	$402,755
4.38%, 08/15/2029(b)(c)	310,000	294,178
Madison IAQ LLC, 5.88%, 06/30/2029(b)	576,000	550,560
Neptune Bidco US, Inc., 9.29%, 04/15/2029(b)	1,430,000	1,328,185
Pitney Bowes, Inc., 7.25%, 03/15/2029(b)	189,000	187,297
R.R. Donnelley & Sons Co.
9.50%, 08/01/2029(b)	570,000	586,003
10.88%, 08/01/2029(b)	260,000	265,398
Reworld Holding Corp., 4.88%, 12/01/2029(b)	420,000	396,820
Signal Parent, Inc., 6.13%, 04/01/2029(b)	134,000	82,051
		7,753,381
Communications Equipment-0.13%
Viavi Solutions, Inc., 3.75%, 10/01/2029(b)	208,000	190,145
Construction & Engineering-0.70%
Arcosa, Inc., 4.38%, 04/15/2029(b)	216,000	204,882
Dycom Industries, Inc., 4.50%, 04/15/2029(b)	270,000	255,263
Great Lakes Dredge & Dock Corp., 5.25%, 06/01/2029(b)	180,000	167,338
Tutor Perini Corp., 11.88%, 04/30/2029(b)	224,000	249,638
VM Consolidated, Inc., 5.50%, 04/15/2029(b)	188,000	182,308
		1,059,429
Construction Materials-0.32%
Global Infrastructure Solutions, Inc., 5.63%, 06/01/2029(b)	220,000	214,776
Williams Scotsman, Inc., 6.63%, 06/15/2029(b)	270,000	275,342
		490,118
Consumer Finance-2.27%
Bread Financial Holdings, Inc., 9.75%, 03/15/2029(b)	490,000	526,560
Encore Capital Group, Inc., 9.25%, 04/01/2029(b)	272,000	292,600
Enova International, Inc., 9.13%, 08/01/2029(b)	271,000	284,684
goeasy Ltd. (Canada), 7.63%, 07/01/2029(b)	332,000	344,768
Navient Corp., 5.50%, 03/15/2029(c)	410,000	392,951
OneMain Finance Corp.
9.00%, 01/15/2029	490,000	521,895
5.38%, 11/15/2029	410,000	399,451
Paysafe Finance PLC/Paysafe Holdings US Corp., 4.00%, 06/15/2029(b)	180,000	167,229
PRA Group, Inc., 5.00%, 10/01/2029(b)	192,000	177,476
PROG Holdings, Inc., 6.00%, 11/15/2029(b)	326,000	318,774
		3,426,388
Consumer Staples Distribution & Retail-2.02%
Albertson’s Cos., Inc./Safeway, Inc./New Albertson’s L.P./Albertson’s LLC, 3.50%, 03/15/2029(b)	450,000	417,321
American Builders & Contractors Supply Co., Inc., 3.88%, 11/15/2029(b)(c)	220,000	203,694
KeHE Distributors LLC/KeHE Finance Corp./NextWave Distribution, Inc., 9.00%, 02/15/2029(b)	550,000	576,499
	Principal Amount	Value
Consumer Staples Distribution & Retail-(continued)
Performance Food Group, Inc., 4.25%, 08/01/2029(b)	$552,000	$519,470
Simmons Foods, Inc./Simmons Prepared Foods, Inc./Simmons Pet Food, Inc., 4.63%, 03/01/2029(b)(c)	470,000	436,813
US Foods, Inc., 4.75%, 02/15/2029(b)	501,000	483,821
Walgreens Boots Alliance, Inc., 8.13%, 08/15/2029(c)	415,000	418,155
		3,055,773
Containers & Packaging-1.44%
Ardagh Metal Packaging Finance USA LLC/ Ardagh Metal Packaging Finance PLC, 4.00%, 09/01/2029(b)	580,000	504,221
Ball Corp., 6.00%, 06/15/2029	550,000	560,175
Clydesdale Acquisition Holdings, Inc., 6.63%, 04/15/2029(b)	280,000	281,659
Graphic Packaging International LLC, 3.50%, 03/01/2029(b)	190,000	174,856
LABL, Inc., 8.25%, 11/01/2029(b)	260,000	225,791
Sealed Air Corp., 5.00%, 04/15/2029(b)	235,000	228,347
TriMas Corp., 4.13%, 04/15/2029(b)	220,000	205,607
		2,180,656
Distributors-0.29%
Gates Corp., 6.88%, 07/01/2029(b)	280,000	287,727
Resideo Funding, Inc., 4.00%, 09/01/2029(b)	160,000	148,286
		436,013
Diversified Consumer Services-0.50%
Carriage Services, Inc., 4.25%, 05/15/2029(b)	222,000	205,261
Service Corp. International, 5.13%, 06/01/2029	410,000	404,434
Sotheby’s/Bidfair Holdings, Inc., 5.88%, 06/01/2029(b)	165,000	151,670
		761,365
Diversified REITs-0.66%
Hudson Pacific Properties L.P., 4.65%, 04/01/2029(c)	270,000	220,036
Kraken Oil & Gas Partners LLC, 7.63%, 08/15/2029(b)	270,000	268,338
Uniti Group L.P./Uniti Group Finance, Inc./CSL Capital LLC, 6.50%, 02/15/2029(b)	588,000	516,283
		1,004,657
Diversified Telecommunication Services-4.82%
Altice France S.A. (France)
5.13%, 01/15/2029(b)	221,000	167,393
5.13%, 07/15/2029(b)	1,321,000	1,012,693
5.50%, 10/15/2029(b)	1,068,000	822,240
CommScope LLC, 4.75%, 09/01/2029(b)	683,000	566,036
Connect Finco S.a.r.l./Connect US Finco LLC (United Kingdom), 9.00%, 09/15/2029(b)	1,065,000	984,192
Frontier Communications Holdings LLC
6.75%, 05/01/2029(b)	552,000	559,565
5.88%, 11/01/2029	410,000	410,993
Go Daddy Operating Co. LLC/GD Finance Co., Inc., 3.50%, 03/01/2029(b)	440,000	408,400
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2029 High Yield Corporate Bond ETF (BSJT)—(continued)
November 30, 2024
(Unaudited)
	Principal Amount	Value
Diversified Telecommunication Services-(continued)
Level 3 Financing, Inc.
3.63%, 01/15/2029(b)	$200,000	$160,500
10.50%, 04/15/2029(b)	396,000	445,008
4.88%, 06/15/2029(b)	317,000	278,535
3.75%, 07/15/2029(b)	240,000	188,797
11.00%, 11/15/2029(b)	863,000	981,686
Lumen Technologies, Inc.
4.13%, 04/15/2029(b)	200,000	181,750
5.38%, 06/15/2029(b)	126,000	107,262
		7,275,050
Electric Utilities-1.62%
DPL, Inc., 4.35%, 04/15/2029	220,000	207,256
Leeward Renewable Energy Operations LLC, 4.25%, 07/01/2029(b)	200,000	185,175
NextEra Energy Operating Partners L.P., 7.25%, 01/15/2029(b)(c)	410,000	419,912
NRG Energy, Inc.
3.38%, 02/15/2029(b)	265,000	242,635
5.25%, 06/15/2029(b)	390,000	382,780
5.75%, 07/15/2029(b)	360,000	358,186
Vistra Operations Co. LLC, 4.38%, 05/01/2029(b)	681,000	651,475
		2,447,419
Electrical Equipment-0.68%
Sensata Technologies B.V., 4.00%, 04/15/2029(b)	550,000	513,299
WESCO Distribution, Inc., 6.38%, 03/15/2029(b)	499,000	511,474
		1,024,773
Electronic Equipment, Instruments & Components-1.21%
Coherent Corp., 5.00%, 12/15/2029(b)	538,000	519,408
Imola Merger Corp., 4.75%, 05/15/2029(b)	1,096,000	1,052,838
TTM Technologies, Inc., 4.00%, 03/01/2029(b)	270,000	252,584
		1,824,830
Energy Equipment & Services-1.84%
Delek Logistics Partners L.P./Delek Logistics Finance Corp., 8.63%, 03/15/2029(b)	600,000	626,007
Helix Energy Solutions Group, Inc., 9.75%, 03/01/2029(b)	160,000	172,992
Permian Resources Operating LLC, 5.88%, 07/01/2029(b)	380,000	378,362
Precision Drilling Corp. (Canada), 6.88%, 01/15/2029(b)	240,000	240,412
Summit Midstream Holdings LLC, 8.63%, 10/31/2029(b)	320,000	335,084
U.S. Acute Care Solutions LLC, 9.75%, 05/15/2029(b)	440,000	457,255
USA Compression Partners L.P./USA Compression Finance Corp., 7.13%, 03/15/2029(b)	550,000	563,843
		2,773,955
Entertainment-1.07%
AMC Entertainment Holdings, Inc., 7.50%, 02/15/2029(b)	523,000	467,067
Banijay Entertainment (France), 8.13%, 05/01/2029(b)	220,000	229,284
	Principal Amount	Value
Entertainment-(continued)
Jacobs Entertainment, Inc., 6.75%, 02/15/2029(b)	$274,000	$269,012
Lions Gate Capital Holdings 1, Inc., 5.50%, 04/15/2029(b)	250,000	221,181
Lions Gate Capital Holdings LLC, 5.50%, 04/15/2029(b)	167,000	128,674
Playtika Holding Corp., 4.25%, 03/15/2029(b)	328,000	301,392
		1,616,610
Financial Services-3.97%
CD&R Smokey Buyer, Inc./Radio Systems Corp., 9.50%, 10/15/2029(b)	430,000	433,978
Cobra AcquisitionCo LLC, 6.38%, 11/01/2029(b)	210,000	178,800
Compass Group Diversified Holdings LLC, 5.25%, 04/15/2029(b)	547,000	529,030
Freedom Mortgage Holdings LLC, 9.25%, 02/01/2029(b)	620,000	643,045
GGAM Finance Ltd. (Ireland), 6.88%, 04/15/2029(b)	222,000	227,119
Hightower Holding LLC, 6.75%, 04/15/2029(b)	157,000	157,887
Jane Street Group/JSG Finance, Inc., 4.50%, 11/15/2029(b)	323,000	307,715
Jefferson Capital Holdings LLC, 9.50%, 02/15/2029(b)	218,000	232,942
Nationstar Mortgage Holdings, Inc., 6.50%, 08/01/2029(b)	410,000	414,498
NCR Atleos Corp., 9.50%, 04/01/2029(b)	739,000	809,272
PennyMac Financial Services, Inc.
4.25%, 02/15/2029(b)	360,000	339,031
7.88%, 12/15/2029(b)	410,000	433,705
Provident Funding Associates L.P./PFG Finance Corp., 9.75%, 09/15/2029(b)	220,000	229,146
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 3.63%, 03/01/2029(b)	410,000	378,660
Superior Plus L.P./Superior General Partner, Inc. (Canada), 4.50%, 03/15/2029(b)	330,000	304,223
United Wholesale Mortgage LLC, 5.50%, 04/15/2029(b)	386,000	373,788
		5,992,839
Food Products-0.89%
Chobani LLC/Chobani Finance Corp., Inc., 7.63%, 07/01/2029(b)	281,000	296,139
Post Holdings, Inc., 5.50%, 12/15/2029(b)	685,000	669,027
TKC Holdings, Inc., 10.50%, 05/15/2029(b)	373,000	383,089
		1,348,255
Gas Utilities-0.77%
Ferrellgas L.P./Ferrellgas Finance Corp., 5.88%, 04/01/2029(b)	499,000	469,075
Venture Global Calcasieu Pass LLC, 3.88%, 08/15/2029(b)	750,000	697,142
		1,166,217
Ground Transportation-0.65%
Carriage Purchaser, Inc., 7.88%, 10/15/2029(b)	170,000	161,333
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2029 High Yield Corporate Bond ETF (BSJT)—(continued)
November 30, 2024
(Unaudited)
	Principal Amount	Value
Ground Transportation-(continued)
Hertz Corp. (The)
12.63%, 07/15/2029(b)(c)	$410,000	$445,405
5.00%, 12/01/2029(b)	550,000	380,190
		986,928
Health Care Equipment & Supplies-3.30%
Hologic, Inc., 3.25%, 02/15/2029(b)(c)	528,000	485,789
Medline Borrower L.P.
3.88%, 04/01/2029(b)	2,463,000	2,310,692
5.25%, 10/01/2029(b)	1,370,000	1,338,634
Medline Borrower L.P./Medline Co-Issuer, Inc., 6.25%, 04/01/2029(b)	830,000	846,448
		4,981,563
Health Care Providers & Services-2.85%
Acadia Healthcare Co., Inc., 5.00%, 04/15/2029(b)	269,000	253,120
AHP Health Partners, Inc., 5.75%, 07/15/2029(b)	166,000	161,787
Avantor Funding, Inc., 3.88%, 11/01/2029(b)	447,000	415,394
Catalent Pharma Solutions, Inc., 3.13%, 02/15/2029(b)	310,000	305,625
Community Health Systems, Inc., 6.00%, 01/15/2029(b)	360,000	336,268
HealthEquity, Inc., 4.50%, 10/01/2029(b)	332,000	314,977
LifePoint Health, Inc., 5.38%, 01/15/2029(b)	278,000	251,136
ModivCare, Inc., 5.00%, 10/01/2029(b)(c)	280,000	192,223
Option Care Health, Inc., 4.38%, 10/31/2029(b)	279,000	260,143
Owens & Minor, Inc., 4.50%, 03/31/2029(b)	260,000	235,522
Prime Healthcare Services, Inc., 9.38%, 09/01/2029(b)	830,000	843,763
Tenet Healthcare Corp., 4.25%, 06/01/2029	773,000	730,520
		4,300,478
Hotel & Resort REITs-1.20%
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer, 4.88%, 05/15/2029(b)	408,000	392,040
Pebblebrook Hotel L.P./PEB Finance Corp., 6.38%, 10/15/2029(b)	220,000	220,982
RHP Hotel Properties L.P./RHP Finance Corp., 4.50%, 02/15/2029(b)	333,000	319,506
RLJ Lodging Trust L.P., 4.00%, 09/15/2029(b)	272,000	248,529
Service Properties Trust, 8.38%, 06/15/2029	383,000	380,719
XHR L.P., 4.88%, 06/01/2029(b)	270,000	257,060
		1,818,836
Hotels, Restaurants & Leisure-5.82%
1011778 BC ULC/New Red Finance, Inc. (Canada)
3.50%, 02/15/2029(b)(c)	410,000	380,929
6.13%, 06/15/2029(b)	660,000	671,556
5.63%, 09/15/2029(b)	270,000	270,505
Bloomin’ Brands, Inc./OSI Restaurant Partners LLC, 5.13%, 04/15/2029(b)	167,000	154,811
Boyne USA, Inc., 4.75%, 05/15/2029(b)	378,000	361,739
Caesars Entertainment, Inc., 4.63%, 10/15/2029(b)(c)	654,000	616,386
Carnival Corp., 6.00%, 05/01/2029(b)	1,090,000	1,094,733
	Principal Amount	Value
Hotels, Restaurants & Leisure-(continued)
Cedar Fair L.P./Canada’s Wonderland Co./Magnum Management Corp., 5.25%, 07/15/2029(c)	$280,000	$272,016
Everi Holdings, Inc., 5.00%, 07/15/2029(b)	220,000	218,938
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc., 4.63%, 01/15/2029(b)	545,000	512,447
Hilton Domestic Operating Co., Inc.
5.88%, 04/01/2029(b)	300,000	302,878
3.75%, 05/01/2029(b)(c)	435,000	405,883
Hilton Grand Vacations Borrower Escrow LLC/ Hilton Grand Vacations Borrower Escrow, Inc., 5.00%, 06/01/2029(b)	464,000	441,206
Light & Wonder International, Inc., 7.25%, 11/15/2029(b)	277,000	286,107
MajorDrive Holdings IV LLC, 6.38%, 06/01/2029(b)	283,000	256,069
Marriott Ownership Resorts, Inc., 4.50%, 06/15/2029(b)	270,000	254,082
MGM Resorts International, 6.13%, 09/15/2029(c)	470,000	475,659
Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp., 4.88%, 05/01/2029(b)	410,000	390,716
Papa John’s International, Inc., 3.88%, 09/15/2029(b)(c)	215,000	196,278
PENN Entertainment, Inc., 4.13%, 07/01/2029(b)	221,000	201,365
Premier Entertainment Sub LLC/Premier Entertainment Finance Corp., 5.63%, 09/01/2029(b)	410,000	301,626
SeaWorld Parks & Entertainment, Inc., 5.25%, 08/15/2029(b)(c)	395,000	381,570
Travel + Leisure Co., 4.50%, 12/01/2029(b)	360,000	340,308
		8,787,807
Household Durables-0.82%
Brookfield Residential Properties, Inc./Brookfield Residential US LLC (Canada), 5.00%, 06/15/2029(b)	190,000	180,604
Century Communities, Inc., 3.88%, 08/15/2029(b)	270,000	247,374
Landsea Homes Corp., 8.88%, 04/01/2029(b)	160,000	164,191
LGI Homes, Inc., 4.00%, 07/15/2029(b)	160,000	144,914
New Home Co., Inc. (The), 9.25%, 10/01/2029(b)	200,000	209,955
Newell Brands, Inc., 6.63%, 09/15/2029	281,000	289,003
		1,236,041
Household Products-0.27%
Energizer Holdings, Inc., 4.38%, 03/31/2029(b)	435,000	409,107
Independent Power and Renewable Electricity Producers-0.38%
Calpine Corp., 4.63%, 02/01/2029(b)	360,000	344,109
TransAlta Corp. (Canada), 7.75%, 11/15/2029	220,000	231,717
		575,826
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2029 High Yield Corporate Bond ETF (BSJT)—(continued)
November 30, 2024
(Unaudited)
	Principal Amount	Value
Insurance-2.43%
Acrisure LLC/Acrisure Finance, Inc.
8.25%, 02/01/2029(b)	$507,000	$521,344
4.25%, 02/15/2029(b)	380,000	360,207
8.50%, 06/15/2029(b)	270,000	281,289
6.00%, 08/01/2029(b)	270,000	258,906
Alliance Resource Operating Partners L.P./Alliance Resource Finance Corp., 8.63%, 06/15/2029(b)	220,000	232,290
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, 5.88%, 11/01/2029(b)	250,000	241,169
AmWINS Group, Inc.
6.38%, 02/15/2029(b)	410,000	414,204
4.88%, 06/30/2029(b)	430,000	408,704
AssuredPartners, Inc., 5.63%, 01/15/2029(b)	300,000	286,024
BroadStreet Partners, Inc., 5.88%, 04/15/2029(b)	393,000	379,367
HUB International Ltd., 5.63%, 12/01/2029(b)	300,000	292,420
		3,675,924
Interactive Media & Services-0.26%
Match Group Holdings II LLC, 5.63%, 02/15/2029(b)	190,000	188,355
Scripps Escrow II, Inc., 3.88%, 01/15/2029(b)	284,000	203,807
		392,162
IT Services-1.25%
Acuris Finance US, Inc./Acuris Finance S.a.r.l., 9.00%, 08/01/2029(b)	270,000	264,127
Conduent Business Services LLC/Conduent State & Local Solutions, Inc., 6.00%, 11/01/2029(b)	286,000	277,921
ION Trading Technologies S.a.r.l. (Luxembourg), 9.50%, 05/30/2029(b)	437,000	451,815
Twilio, Inc., 3.63%, 03/15/2029	270,000	250,247
Wildfire Intermediate Holdings LLC, 7.50%, 10/15/2029(b)	330,000	323,360
ZoomInfo Technologies LLC/ZoomInfo Finance Corp., 3.88%, 02/01/2029(b)	355,000	326,176
		1,893,646
Leisure Products-0.11%
Universal Entertainment Corp. (Japan), 9.88%, 08/01/2029(b)	170,000	170,420
Machinery-1.35%
ESAB Corp., 6.25%, 04/15/2029(b)	370,000	376,872
Hillenbrand, Inc., 6.25%, 02/15/2029	270,000	275,561
Husky Injection Molding Systems Ltd./Titan Co-Borrower LLC (Canada), 9.00%, 02/15/2029(b)(c)	550,000	572,847
Mueller Water Products, Inc., 4.00%, 06/15/2029(b)	254,000	237,211
Roller Bearing Co. of America, Inc., 4.38%, 10/15/2029(b)	280,000	264,189
Terex Corp., 5.00%, 05/15/2029(b)	325,000	314,418
		2,041,098
Media-7.13%
Altice Financing S.A. (Luxembourg), 5.75%, 08/15/2029(b)	1,095,000	830,670
	Principal Amount	Value
Media-(continued)
AMC Networks, Inc.
10.25%, 01/15/2029(b)	$480,000	$510,791
4.25%, 02/15/2029(c)	540,000	411,019
CCO Holdings LLC/CCO Holdings Capital Corp.
5.38%, 06/01/2029(b)	821,000	800,138
6.38%, 09/01/2029(b)	820,000	824,680
Clear Channel Outdoor Holdings, Inc., 7.50%, 06/01/2029(b)	574,000	508,640
CSC Holdings LLC
11.75%, 01/31/2029(b)	1,120,000	1,111,589
6.50%, 02/01/2029(b)	960,000	825,282
Gray Television, Inc., 10.50%, 07/15/2029(b)	680,000	692,640
Lamar Media Corp., 4.88%, 01/15/2029	220,000	214,288
LCPR Senior Secured Financing DAC, 5.13%, 07/15/2029(b)(c)	455,000	373,877
McGraw-Hill Education, Inc., 8.00%, 08/01/2029(b)	347,000	351,348
Outfront Media Capital LLC/Outfront Media Capital Corp., 4.25%, 01/15/2029(b)(c)	270,000	254,841
Sirius XM Radio, Inc., 5.50%, 07/01/2029(b)	680,000	665,169
Stagwell Global LLC, 5.63%, 08/15/2029(b)(c)	598,000	577,021
TEGNA, Inc., 5.00%, 09/15/2029	600,000	567,444
Univision Communications, Inc., 4.50%, 05/01/2029(b)	576,000	517,459
Virgin Media Secured Finance PLC (United Kingdom), 5.50%, 05/15/2029(b)	777,000	738,147
		10,775,043
Metals & Mining-1.43%
ATI, Inc., 4.88%, 10/01/2029	180,000	173,322
Big River Steel LLC/BRS Finance Corp., 6.63%, 01/31/2029(b)	390,000	394,073
Cleveland-Cliffs, Inc., 4.63%, 03/01/2029(b)	201,000	190,280
Coeur Mining, Inc., 5.13%, 02/15/2029(b)	160,000	153,946
Constellium SE, 3.75%, 04/15/2029(b)	270,000	247,700
Hudbay Minerals, Inc. (Canada), 6.13%, 04/01/2029(b)	300,000	302,948
SunCoke Energy, Inc., 4.88%, 06/30/2029(b)	270,000	249,665
TMS International Corp., 6.25%, 04/15/2029(b)	190,000	187,040
United States Steel Corp., 6.88%, 03/01/2029	257,000	260,112
		2,159,086
Mortgage REITs-0.88%
Apollo Commercial Real Estate Finance, Inc., 4.63%, 06/15/2029(b)	270,000	240,685
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 4.75%, 06/15/2029(b)	350,000	335,269
Rithm Capital Corp., 8.00%, 04/01/2029(b)	423,000	424,360
Starwood Property Trust, Inc., 7.25%, 04/01/2029(b)	324,000	334,030
		1,334,344
Office REITs-0.44%
Brandywine Operating Partnership L.P., 8.88%, 04/12/2029	220,000	237,755
Office Properties Income Trust
9.00%, 03/31/2029(b)	160,000	157,999
9.00%, 09/30/2029(b)	310,000	271,249
		667,003
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2029 High Yield Corporate Bond ETF (BSJT)—(continued)
November 30, 2024
(Unaudited)
	Principal Amount	Value
Oil, Gas & Consumable Fuels-9.15%
Aethon United BR L.P./Aethon United Finance Corp., 7.50%, 10/01/2029(b)	$550,000	$570,810
Antero Midstream Partners L.P./Antero Midstream Finance Corp., 5.38%, 06/15/2029(b)	409,000	400,809
Ascent Resources Utica Holdings LLC/ARU Finance Corp., 5.88%, 06/30/2029(b)	220,000	216,619
Blue Racer Midstream LLC/Blue Racer Finance Corp., 7.00%, 07/15/2029(b)	280,000	288,853
Buckeye Partners L.P., 6.88%, 07/01/2029(b)	330,000	336,865
California Resources Corp., 8.25%, 06/15/2029(b)	497,000	510,381
CITGO Petroleum Corp., 8.38%, 01/15/2029(b)	585,000	609,348
CNX Resources Corp., 6.00%, 01/15/2029(b)	271,000	271,310
Comstock Resources, Inc.
6.75%, 03/01/2029(b)(c)	696,000	686,711
6.75%, 03/01/2029(b)	220,000	215,900
CVR Energy, Inc., 8.50%, 01/15/2029(b)	330,000	324,556
Genesis Energy L.P./Genesis Energy Finance Corp., 8.25%, 01/15/2029	330,000	337,548
Global Partners L.P./GLP Finance Corp., 6.88%, 01/15/2029	193,000	193,700
Gulfport Energy Operating Corp., 6.75%, 09/01/2029(b)	360,000	368,205
Hess Midstream Operations L.P., 6.50%, 06/01/2029(b)	330,000	338,345
Hilcorp Energy I L.P./Hilcorp Finance Co., 5.75%, 02/01/2029(b)	331,000	321,689
ITT Holdings LLC, 6.50%, 08/01/2029(b)	665,000	623,330
Kodiak Gas Services LLC, 7.25%, 02/15/2029(b)	430,000	444,832
MEG Energy Corp. (Canada), 5.88%, 02/01/2029(b)	333,000	330,024
Murphy Oil USA, Inc., 4.75%, 09/15/2029	270,000	260,697
New Fortress Energy, Inc., 8.75%, 03/15/2029(b)	390,000	319,186
NGL Energy Operating LLC/NGL Energy Finance Corp., 8.13%, 02/15/2029(b)	500,000	512,529
Parkland Corp. (Canada), 4.50%, 10/01/2029(b)	440,000	412,471
Prairie Acquiror L.P., 9.00%, 08/01/2029(b)	225,000	233,532
SM Energy Co., 6.75%, 08/01/2029(b)	430,000	433,387
Sunoco L.P., 7.00%, 05/01/2029(b)	413,000	428,750
Sunoco L.P./Sunoco Finance Corp., 4.50%, 05/15/2029	440,000	420,028
Tallgrass Energy Partners L.P./Tallgrass Energy Finance Corp., 7.38%, 02/15/2029(b)	440,000	448,140
Talos Production, Inc., 9.00%, 02/01/2029(b)	360,000	376,896
Teine Energy Ltd. (Canada), 6.88%, 04/15/2029(b)	223,000	219,419
TGNR Intermediate Holdings LLC, 5.50%, 10/15/2029(b)	388,000	367,934
Venture Global LNG, Inc., 9.50%, 02/01/2029(b)	1,640,000	1,833,057
Vital Energy, Inc., 7.75%, 07/31/2029(b)	160,000	160,838
		13,816,699
	Principal Amount	Value
Paper & Forest Products-0.44%
Glatfelter Corp., 4.75%, 11/15/2029(b)	$275,000	$247,438
Mercer International, Inc. (Germany), 5.13%, 02/01/2029	478,000	418,525
		665,963
Passenger Airlines-1.06%
American Airlines, Inc., 8.50%, 05/15/2029(b)	550,000	581,469
United AirLines, Inc., 4.63%, 04/15/2029(b)	1,055,000	1,014,583
		1,596,052
Personal Care Products-0.17%
Edgewell Personal Care Co., 4.13%, 04/01/2029(b)	280,000	262,530
Pharmaceuticals-0.75%
AdaptHealth LLC, 4.63%, 08/01/2029(b)(c)	280,000	255,747
HLF Financing S.a.r.l. LLC/Herbalife International, Inc., 12.25%, 04/15/2029(b)	444,000	468,559
Kedrion S.p.A. (Italy), 6.50%, 09/01/2029(b)(c)	430,000	409,422
		1,133,728
Professional Services-0.75%
AMN Healthcare, Inc., 4.00%, 04/15/2029(b)	179,000	162,401
Clarivate Science Holdings Corp., 4.88%, 07/01/2029(b)(c)	500,000	468,475
Dun & Bradstreet Corp. (The), 5.00%, 12/15/2029(b)(c)	250,000	242,740
TriNet Group, Inc., 3.50%, 03/01/2029(b)	275,000	252,665
		1,126,281
Real Estate Management & Development-0.82%
Anywhere Real Estate Group LLC/Realogy Co-Issuer Corp., 5.75%, 01/15/2029(b)(c)	297,000	258,293
Howard Hughes Corp. (The), 4.13%, 02/01/2029(b)	360,000	336,983
Hunt Cos., Inc., 5.25%, 04/15/2029(b)	351,000	333,329
Kennedy-Wilson, Inc., 4.75%, 03/01/2029(c)	327,000	302,742
		1,231,347
Residential REITs-0.12%
Ashton Woods USA LLC/Ashton Woods Finance Co., 4.63%, 08/01/2029(b)	190,000	177,723
Semiconductors & Semiconductor Equipment-0.42%
ams-OSRAM AG (Austria), 12.25%, 03/30/2029(b)	230,000	228,905
Entegris, Inc., 3.63%, 05/01/2029(b)	215,000	198,139
Synaptics, Inc., 4.00%, 06/15/2029(b)	220,000	202,599
		629,643
Software-4.66%
Central Parent LLC/CDK Global II LLC/CDK Financing Co., Inc., 8.00%, 06/15/2029(b)	400,000	410,896
Central Parent, Inc./CDK Global, Inc., 7.25%, 06/15/2029(b)	410,000	412,503
Cloud Software Group, Inc.
6.50%, 03/31/2029(b)	2,185,000	2,148,350
9.00%, 09/30/2029(b)	2,098,000	2,126,033
Dye & Durham Ltd. (Canada), 8.63%, 04/15/2029(b)	300,000	316,568
Elastic N.V., 4.13%, 07/15/2029(b)	312,000	292,215
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2029 High Yield Corporate Bond ETF (BSJT)—(continued)
November 30, 2024
(Unaudited)
	Principal Amount	Value
Software-(continued)
Helios Software Holdings, Inc./ION Corporate Solutions Finance S.a.r.l., 8.75%, 05/01/2029(b)	$385,000	$393,550
NCR Voyix Corp., 5.13%, 04/15/2029(b)	220,000	211,484
Open Text Corp. (Canada), 3.88%, 12/01/2029(b)	465,000	424,530
Rocket Software, Inc., 6.50%, 02/15/2029(b)	313,000	296,495
		7,032,624
Specialized REITs-1.22%
Iron Mountain, Inc.
7.00%, 02/15/2029(b)	550,000	568,336
4.88%, 09/15/2029(b)	550,000	530,100
SBA Communications Corp., 3.13%, 02/01/2029(c)	818,000	748,987
		1,847,423
Specialty Retail-4.25%
Arko Corp., 5.13%, 11/15/2029(b)	249,000	229,902
Asbury Automotive Group, Inc., 4.63%, 11/15/2029(b)	440,000	418,082
At Home Group, Inc., 7.13%, 07/15/2029(b)	20,000	6,459
Foot Locker, Inc., 4.00%, 10/01/2029(b)	216,000	187,948
Gap, Inc. (The), 3.63%, 10/01/2029(b)	400,000	363,796
Global Auto Holdings Ltd./AAG FH UK Ltd. (United Kingdom), 8.38%, 01/15/2029(b)	280,000	259,067
LBM Acquisition LLC, 6.25%, 01/15/2029(b)	406,000	380,265
LCM Investments Holdings II LLC, 4.88%, 05/01/2029(b)	550,000	520,746
Lithia Motors, Inc., 3.88%, 06/01/2029(b)	440,000	408,111
Penske Automotive Group, Inc., 3.75%, 06/15/2029	270,000	249,256
PetSmart, Inc./PetSmart Finance Corp., 7.75%, 02/15/2029(b)	627,000	617,230
Sonic Automotive, Inc., 4.63%, 11/15/2029(b)(c)	360,000	338,712
Staples, Inc., 10.75%, 09/01/2029(b)	1,356,000	1,338,618
Upbound Group, Inc., 6.38%, 02/15/2029(b)	250,000	245,324
Velocity Vehicle Group LLC, 8.00%, 06/01/2029(b)	280,000	292,552
Victoria’s Secret & Co., 4.63%, 07/15/2029(b)	330,000	298,745
Victra Holdings LLC/Victra Finance Corp., 8.75%, 09/15/2029(b)(c)	250,000	264,182
		6,418,995
Technology Hardware, Storage & Peripherals-0.56%
Empire Communities Corp. (Canada), 9.75%, 05/01/2029(b)	263,000	280,596
Seagate HDD Cayman
4.09%, 06/01/2029	270,000	255,394
3.13%, 07/15/2029	86,000	75,081
Xerox Holdings Corp., 8.88%, 11/30/2029(b)	270,000	232,712
		843,783
	Principal Amount	Value
Textiles, Apparel & Luxury Goods-0.43%
Crocs, Inc., 4.25%, 03/15/2029(b)	$190,000	$176,585
Kontoor Brands, Inc., 4.13%, 11/15/2029(b)	221,000	204,891
Wolverine World Wide, Inc., 4.00%, 08/15/2029(b)	305,000	268,776
		650,252
Trading Companies & Distributors-0.84%
Alta Equipment Group, Inc., 9.00%, 06/01/2029(b)	280,000	265,896
Beacon Roofing Supply, Inc., 4.13%, 05/15/2029(b)	192,000	184,662
BlueLinx Holdings, Inc., 6.00%, 11/15/2029(b)	170,000	166,946
Foundation Building Materials, Inc., 6.00%, 03/01/2029(b)	220,000	197,878
Herc Holdings, Inc., 6.63%, 06/15/2029(b)	440,000	451,032
		1,266,414
Total U.S. Dollar Denominated Bonds & Notes (Cost $145,508,192)		147,725,011
	Shares
Money Market Funds-0.60%
Invesco Government & Agency Portfolio, Institutional Class, 4.57%(d)(e) (Cost $913,255)	913,255	913,255
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-98.39% (Cost $146,421,447)		148,638,266
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-8.81%
Invesco Private Government Fund, 4.63%(d)(e)(f)	3,728,592	3,728,592
Invesco Private Prime Fund, 4.71%(d)(e)(f)	9,577,536	9,580,409
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $13,309,263)		13,309,001
TOTAL INVESTMENTS IN SECURITIES-107.20% (Cost $159,730,710)		161,947,267
OTHER ASSETS LESS LIABILITIES-(7.20)%		(10,876,280)
NET ASSETS-100.00%		$151,070,987

See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2029 High Yield Corporate Bond ETF (BSJT)—(continued)
November 30, 2024
(Unaudited)
Investment Abbreviations:
CPI	-Consumer Price Index
REIT	-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at
November 30, 2024 was $132,652,353, which represented 87.81% of the Fund’s Net Assets.

(c)	All or a portion of this security was out on loan at November 30, 2024.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended November 30, 2024.

	Value August 31, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value November 30, 2024	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$526,231	$4,036,869	$(3,649,845)	$-	$-	$913,255	$11,265
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	1,739,880	13,597,526	(11,608,814)	-	-	3,728,592	66,601 *
Invesco Private Prime Fund	4,543,965	26,033,920	(20,995,312)	(498)	(1,666)	9,580,409	179,134 *
Total	$6,810,076	$43,668,315	$(36,253,971)	$(498)	$(1,666)	$14,222,256	$257,000

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of November 30, 2024.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco BulletShares 2030 High Yield Corporate Bond ETF (BSJU)
November 30, 2024
(Unaudited)

	Principal Amount	Value
U.S. Dollar Denominated Bonds & Notes-97.82%
Aerospace & Defense-1.24%
TransDigm, Inc., 6.88%, 12/15/2030(b)	$1,030,000	$1,062,013
Air Freight & Logistics-0.71%
Rand Parent LLC, 8.50%, 02/15/2030(b)(c)	600,000	608,412
Automobile Components-1.96%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 8.25%, 01/15/2030(b)(c)	440,000	458,031
Dana, Inc., 4.25%, 09/01/2030	275,000	245,967
ZF North America Capital, Inc. (Germany)
7.13%, 04/14/2030(b)	425,000	422,454
6.75%, 04/23/2030(b)	570,000	556,951
		1,683,403
Banks-0.62%
Verde Purchaser LLC, 10.50%, 11/30/2030(b)	500,000	536,659
Building Products-1.26%
Advanced Drainage Systems, Inc., 6.38%, 06/15/2030(b)	350,000	353,199
MIWD Holdco II LLC/MIWD Finance Corp., 5.50%, 02/01/2030(b)(c)	350,000	336,826
Oscar AcquisitionCo LLC/Oscar Finance, Inc., 9.50%, 04/15/2030(b)	415,000	395,833
		1,085,858
Capital Markets-0.53%
Icahn Enterprises L.P./Icahn Enterprises Finance Corp., 9.00%, 06/15/2030	460,000	456,937
Chemicals-1.46%
Avient Corp., 7.13%, 08/01/2030(b)	515,000	534,048
NOVA Chemicals Corp. (Canada), 9.00%, 02/15/2030(b)	460,000	498,276
SNF Group SACA (France), 3.38%, 03/15/2030(b)	250,000	224,205
		1,256,529
Commercial Services & Supplies-0.74%
Reworld Holding Corp., 5.00%, 09/01/2030(c)	275,000	257,565
VT Topco, Inc., 8.50%, 08/15/2030(b)	360,000	381,568
		639,133
Communications Equipment-0.31%
Ciena Corp., 4.00%, 01/31/2030(b)	285,000	262,676
Consumer Finance-2.93%
Encore Capital Group, Inc., 8.50%, 05/15/2030(b)	354,000	375,863
FirstCash, Inc., 5.63%, 01/01/2030(b)	395,000	385,365
Navient Corp., 9.38%, 07/25/2030	360,000	396,875
OneMain Finance Corp.
7.88%, 03/15/2030(c)	500,000	528,516
4.00%, 09/15/2030	600,000	539,734
PRA Group, Inc., 8.88%, 01/31/2030(b)	280,000	294,659
		2,521,012
Consumer Staples Distribution & Retail-0.71%
US Foods, Inc., 4.63%, 06/01/2030(b)	350,000	333,748
Walgreens Boots Alliance, Inc., 3.20%, 04/15/2030(c)	341,000	277,288
		611,036
Containers & Packaging-3.27%
Ball Corp., 2.88%, 08/15/2030	920,000	808,774
	Principal Amount	Value
Containers & Packaging-(continued)
Clydesdale Acquisition Holdings, Inc.
6.88%, 01/15/2030(b)	$340,000	$343,890
8.75%, 04/15/2030(b)	790,000	793,543
Crown Americas LLC, 5.25%, 04/01/2030	350,000	345,823
Graphic Packaging International LLC, 3.75%, 02/01/2030(b)	285,000	262,253
OI European Group B.V., 4.75%, 02/15/2030(b)	285,000	260,220
		2,814,503
Distributors-0.68%
Windsor Holdings III LLC, 8.50%, 06/15/2030(b)	550,000	585,001
Diversified Consumer Services-0.63%
Service Corp. International, 3.38%, 08/15/2030(c)	600,000	537,153
Diversified REITs-0.50%
Uniti Group L.P./Uniti Fiber Holdings, Inc./CSL Capital LLC, 6.00%, 01/15/2030(b)	500,000	431,640
Diversified Telecommunication Services-6.70%
Frontier Communications Holdings LLC
6.00%, 01/15/2030(b)	709,000	713,020
8.75%, 05/15/2030(b)	855,000	912,084
Intelsat Jackson Holdings S.A. (Luxembourg), 6.50%, 03/15/2030(b)	2,123,000	1,978,357
Level 3 Financing, Inc.
4.50%, 04/01/2030(b)	500,000	420,479
10.50%, 05/15/2030(b)	660,000	727,649
3.88%, 10/15/2030(b)	320,000	256,800
10.75%, 12/15/2030(b)	480,000	542,400
Lumen Technologies, Inc., 4.13%, 04/15/2030(b)	240,000	212,982
		5,763,771
Electric Utilities-0.81%
PG&E Corp., 5.25%, 07/01/2030(c)	710,000	698,312
Electrical Equipment-0.42%
Sensata Technologies B.V., 5.88%, 09/01/2030(b)	360,000	357,246
Electronic Equipment, Instruments & Components-2.32%
EMRLD Borrower L.P./Emerald Co-Issuer, Inc., 6.63%, 12/15/2030(b)	1,970,000	1,994,233
Energy Equipment & Services-3.95%
Nabors Industries, Inc., 9.13%, 01/31/2030(b)	450,000	468,198
Noble Finance II LLC, 8.00%, 04/15/2030(b)	990,000	1,014,595
Transocean, Inc., 8.75%, 02/15/2030(b)	705,500	735,482
Weatherford International Ltd., 8.63%, 04/30/2030(b)	1,130,000	1,177,781
		3,396,056
Entertainment-0.75%
Roblox Corp., 3.88%, 05/01/2030(b)	707,000	643,134
Financial Services-3.31%
Burford Capital Global Finance LLC, 6.88%, 04/15/2030(b)	260,000	261,495
GGAM Finance Ltd. (Ireland), 5.88%, 03/15/2030(b)	260,000	257,969
Hightower Holding LLC, 9.13%, 01/31/2030(b)	270,000	286,990
Midcap Financial Issuer Trust, 5.63%, 01/15/2030(b)	285,000	263,024
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2030 High Yield Corporate Bond ETF (BSJU)—(continued)
November 30, 2024
(Unaudited)
	Principal Amount	Value
Financial Services-(continued)
Mobius Merger Sub, Inc., 9.00%, 06/01/2030(b)	$350,000	$336,000
Nationstar Mortgage Holdings, Inc., 5.13%, 12/15/2030(b)	460,000	437,844
PennyMac Financial Services, Inc., 7.13%, 11/15/2030(b)	460,000	472,302
Scientific Games Holdings L.P./Scientific Games US FinCo, Inc., 6.63%, 03/01/2030(b)(c)	540,000	525,983
		2,841,607
Food Products-1.57%
Darling Ingredients, Inc., 6.00%, 06/15/2030(b)	710,000	708,318
Lamb Weston Holdings, Inc., 4.13%, 01/31/2030(b)	690,000	643,268
		1,351,586
Gas Utilities-0.85%
Venture Global Calcasieu Pass LLC, 6.25%, 01/15/2030(b)	710,000	727,330
Ground Transportation-1.03%
Brightline East LLC, 11.00%, 01/31/2030(b)(c)	940,000	881,355
Health Care Equipment & Supplies-0.55%
Embecta Corp.
5.00%, 02/15/2030(b)	357,000	332,345
6.75%, 02/15/2030(b)	145,000	138,074
		470,419
Health Care Providers & Services-10.07%
Catalent Pharma Solutions, Inc., 3.50%, 04/01/2030(b)(c)	460,000	453,268
Community Health Systems, Inc.
6.13%, 04/01/2030(b)	870,000	644,707
5.25%, 05/15/2030(b)	1,090,000	931,165
DaVita, Inc., 4.63%, 06/01/2030(b)	1,945,000	1,823,158
LifePoint Health, Inc., 9.88%, 08/15/2030(b)	565,000	614,325
Molina Healthcare, Inc., 3.88%, 11/15/2030(b)	460,000	418,910
Owens & Minor, Inc., 6.63%, 04/01/2030(b)(c)	380,000	368,435
Pediatrix Medical Group, Inc., 5.38%, 02/15/2030(b)(c)	285,000	275,816
Star Parent, Inc., 9.00%, 10/01/2030(b)(c)	710,000	733,963
Tenet Healthcare Corp.
4.38%, 01/15/2030	1,030,000	965,644
6.13%, 06/15/2030	1,420,000	1,429,041
		8,658,432
Health Care Technology-1.86%
athenahealth Group, Inc., 6.50%, 02/15/2030(b)	1,670,000	1,599,724
Hotel & Resort REITs-0.47%
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer, 7.00%, 02/01/2030(b)	390,000	399,959
Hotels, Restaurants & Leisure-6.40%
1011778 BC ULC/New Red Finance, Inc. (Canada), 4.00%, 10/15/2030(b)	2,050,000	1,863,612
Brinker International, Inc., 8.25%, 07/15/2030(b)	250,000	266,005
Caesars Entertainment, Inc., 7.00%, 02/15/2030(b)	1,420,000	1,465,621
Churchill Downs, Inc., 5.75%, 04/01/2030(b)	855,000	849,495
	Principal Amount	Value
Hotels, Restaurants & Leisure-(continued)
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc., 6.75%, 01/15/2030(b)	$885,000	$829,814
NCL Corp. Ltd., 6.25%, 03/01/2030(b)	230,000	229,320
		5,503,867
Household Durables-1.40%
KB Home, 7.25%, 07/15/2030	250,000	259,434
M/I Homes, Inc., 3.95%, 02/15/2030	220,000	201,535
Mattamy Group Corp. (Canada), 4.63%, 03/01/2030(b)	425,000	401,595
Taylor Morrison Communities, Inc., 5.13%, 08/01/2030(b)	350,000	341,856
		1,204,420
Household Products-0.38%
Central Garden & Pet Co., 4.13%, 10/15/2030	350,000	323,138
Insurance-4.74%
Acrisure LLC/Acrisure Finance, Inc., 7.50%, 11/06/2030(b)	780,000	796,488
HUB International Ltd., 7.25%, 06/15/2030(b)	2,254,000	2,340,419
Jones Deslauriers Insurance Management, Inc. (Canada)
8.50%, 03/15/2030(b)	517,000	549,163
10.50%, 12/15/2030(b)	360,000	391,181
		4,077,251
Interactive Media & Services-0.75%
Ziff Davis, Inc., 4.63%, 10/15/2030(b)	320,000	299,535
ZipRecruiter, Inc., 5.00%, 01/15/2030(b)	375,000	345,297
		644,832
Life Sciences Tools & Services-0.88%
Fortrea Holdings, Inc., 7.50%, 07/01/2030(b)	390,000	395,032
IQVIA, Inc., 6.50%, 05/15/2030(b)	355,000	364,734
		759,766
Machinery-1.66%
Chart Industries, Inc., 7.50%, 01/01/2030(b)	1,010,000	1,056,368
SPX FLOW, Inc., 8.75%, 04/01/2030(b)	355,000	367,366
		1,423,734
Media-5.54%
Cable One, Inc., 4.00%, 11/15/2030(b)(c)	460,000	383,866
Clear Channel Outdoor Holdings, Inc., 7.88%, 04/01/2030(b)	610,000	632,103
Gray Television, Inc., 4.75%, 10/15/2030(b)	570,000	337,188
Lamar Media Corp., 4.00%, 02/15/2030	395,000	365,841
Sinclair Television Group, Inc., 4.13%, 12/01/2030(b)	445,000	347,418
Sirius XM Radio, Inc., 4.13%, 07/01/2030(b)	1,060,000	957,095
Univision Communications, Inc., 7.38%, 06/30/2030(b)	641,000	618,552
Virgin Media Finance PLC (United Kingdom), 5.00%, 07/15/2030(b)	640,000	546,547
Virgin Media Secured Finance PLC (United Kingdom), 4.50%, 08/15/2030(b)	650,000	574,540
		4,763,150
Metals & Mining-3.11%
Arsenal AIC Parent LLC, 8.00%, 10/01/2030(b)	500,000	526,703
ATI, Inc., 7.25%, 08/15/2030	300,000	313,911
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2030 High Yield Corporate Bond ETF (BSJU)—(continued)
November 30, 2024
(Unaudited)
	Principal Amount	Value
Metals & Mining-(continued)
Carpenter Technology Corp., 7.63%, 03/15/2030	$220,000	$228,851
Cleveland-Cliffs, Inc., 6.75%, 04/15/2030(b)	530,000	533,465
Commercial Metals Co., 4.13%, 01/15/2030	220,000	205,242
Taseko Mines Ltd. (Canada), 8.25%, 05/01/2030(b)	360,000	372,681
Vibrantz Technologies, Inc., 9.00%, 02/15/2030(b)	520,000	493,203
		2,674,056
Mortgage REITs-0.32%
Starwood Property Trust, Inc., 6.00%, 04/15/2030(b)	280,000	276,634
Oil, Gas & Consumable Fuels-9.03%
Baytex Energy Corp. (Canada), 8.50%, 04/30/2030(b)	570,000	591,367
CNX Midstream Partners L.P., 4.75%, 04/15/2030(b)	285,000	265,767
Comstock Resources, Inc., 5.88%, 01/15/2030(b)(c)	685,000	646,454
Genesis Energy L.P./Genesis Energy Finance Corp., 8.88%, 04/15/2030	357,000	372,316
Hess Midstream Operations L.P.
4.25%, 02/15/2030(b)	530,000	498,723
5.50%, 10/15/2030(b)	290,000	285,104
Hilcorp Energy I L.P./Hilcorp Finance Co., 6.00%, 04/15/2030(b)	350,000	337,689
Kinetik Holdings L.P., 5.88%, 06/15/2030(b)	710,000	709,146
NuStar Logistics L.P., 6.38%, 10/01/2030	425,000	438,064
Parkland Corp. (Canada), 4.63%, 05/01/2030(b)	565,000	526,597
PBF Holding Co. LLC/PBF Finance Corp., 7.88%, 09/15/2030(b)	360,000	369,794
Range Resources Corp., 4.75%, 02/15/2030(b)	340,000	323,509
Sunoco L.P./Sunoco Finance Corp., 4.50%, 04/30/2030	570,000	539,502
Tallgrass Energy Partners L.P./Tallgrass Energy Finance Corp., 6.00%, 12/31/2030(b)	515,000	487,921
Venture Global LNG, Inc., 7.00%, 01/15/2030(b)	1,060,000	1,084,826
Vermilion Energy, Inc. (Canada), 6.88%, 05/01/2030(b)	286,000	287,252
		7,764,031
Personal Care Products-0.72%
BellRing Brands, Inc., 7.00%, 03/15/2030(b)	595,000	618,695
Pharmaceuticals-1.05%
AdaptHealth LLC, 5.13%, 03/01/2030(b)(c)	425,000	393,214
Perrigo Finance Unlimited Co., 4.90%, 06/15/2030(c)	535,000	513,355
		906,569
Real Estate Management & Development-1.54%
Anywhere Real Estate Group LLC/Anywhere Co-Issuer Corp., 7.00%, 04/15/2030(b)(c)	443,000	413,210
Anywhere Real Estate Group LLC/Realogy Co-Issuer Corp., 5.25%, 04/15/2030(b)	280,000	226,517
Greystar Real Estate Partners LLC, 7.75%, 09/01/2030(b)	280,000	296,631
Kennedy-Wilson, Inc., 4.75%, 02/01/2030	430,000	390,360
		1,326,718
	Principal Amount	Value
Residential REITs-0.31%
Ashton Woods USA LLC/Ashton Woods Finance Co., 4.63%, 04/01/2030(b)	$286,000	$265,408
Semiconductors & Semiconductor Equipment-0.74%
Entegris, Inc., 5.95%, 06/15/2030(b)(c)	635,000	636,687
Software-2.93%
Capstone Borrower, Inc., 8.00%, 06/15/2030(b)	360,000	375,136
Gen Digital, Inc., 7.13%, 09/30/2030(b)(c)	430,000	445,523
McAfee Corp., 7.38%, 02/15/2030(b)	1,435,000	1,396,580
RingCentral, Inc., 8.50%, 08/15/2030(b)(c)	280,000	297,471
		2,514,710
Specialized REITs-1.04%
Iron Mountain, Inc., 5.25%, 07/15/2030(b)	920,000	893,424
Specialty Retail-1.46%
Asbury Automotive Group, Inc., 4.75%, 03/01/2030(c)	315,000	298,876
Bath & Body Works, Inc., 6.63%, 10/01/2030(b)	600,000	614,992
Group 1 Automotive, Inc., 6.38%, 01/15/2030(b)	340,000	344,687
		1,258,555
Trading Companies & Distributors-1.28%
Beacon Roofing Supply, Inc., 6.50%, 08/01/2030(b)	430,000	441,164
Boise Cascade Co., 4.88%, 07/01/2030(b)	284,000	272,658
Fortress Transportation and Infrastructure Investors LLC, 7.88%, 12/01/2030(b)	360,000	382,593
		1,096,415
Wireless Telecommunication Services-0.33%
Ontario Gaming GTA L.P./OTG Co-Issuer, Inc. (Canada), 8.00%, 08/01/2030(b)	276,000	284,828
Total U.S. Dollar Denominated Bonds & Notes (Cost $82,021,515)		84,092,017
	Shares
Money Market Funds-0.33%
Invesco Government & Agency Portfolio, Institutional Class, 4.57%(d)(e) (Cost $281,760)	281,760	281,760
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-98.15% (Cost $82,303,275)		84,373,777
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-9.95%
Invesco Private Government Fund, 4.63%(d)(e)(f)	2,396,373	2,396,373
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2030 High Yield Corporate Bond ETF (BSJU)—(continued)
November 30, 2024
(Unaudited)
	Shares	Value
Money Market Funds-(continued)
Invesco Private Prime Fund, 4.71%(d)(e)(f)	6,154,929	$6,156,775
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $8,553,148)		8,553,148
TOTAL INVESTMENTS IN SECURITIES-108.10% (Cost $90,856,423)		92,926,925
OTHER ASSETS LESS LIABILITIES-(8.10)%		(6,960,114)
NET ASSETS-100.00%		$85,966,811

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at
November 30, 2024 was $72,153,963, which represented 83.93% of the Fund’s Net Assets.

(c)	All or a portion of this security was out on loan at November 30, 2024.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended November 30, 2024.

	Value August 31, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value November 30, 2024	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$239,390	$1,732,620	$(1,690,250)	$-	$-	$281,760	$5,128
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	927,063	10,717,980	(9,248,670)	-	-	2,396,373	39,071 *
Invesco Private Prime Fund	2,416,855	21,428,073	(17,687,095)	(155)	(903)	6,156,775	104,045 *
Total	$3,583,308	$33,878,673	$(28,626,015)	$(155)	$(903)	$8,834,908	$148,244

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of November 30, 2024.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco BulletShares 2031 High Yield Corporate Bond ETF (BSJV)
November 30, 2024
(Unaudited)

	Principal Amount	Value
U.S. Dollar Denominated Bonds & Notes-97.87%
Aerospace & Defense-1.57%
Bombardier, Inc. (Canada), 7.25%, 07/01/2031(b)	$180,000	$186,148
TransDigm, Inc., 7.13%, 12/01/2031(b)	260,000	270,579
		456,727
Air Freight & Logistics-0.67%
GN Bondco LLC, 9.50%, 10/15/2031(b)	185,000	197,059
Automobile Components-2.26%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 8.00%, 02/15/2031(b)	130,000	135,357
Goodyear Tire & Rubber Co. (The)
5.25%, 04/30/2031	131,000	120,230
5.25%, 07/15/2031	150,000	138,125
United Rentals (North America), Inc., 3.88%, 02/15/2031	289,000	264,409
		658,121
Automobiles-0.80%
Allison Transmission, Inc., 3.75%, 01/30/2031(b)	260,000	233,875
Broadline Retail-0.36%
Kohl’s Corp., 4.63%, 05/01/2031	130,000	105,258
Building Products-0.76%
Summit Materials LLC/Summit Materials Finance Corp., 7.25%, 01/15/2031(b)	207,000	221,129
Capital Markets-0.90%
Coinbase Global, Inc., 3.63%, 10/01/2031(b)	180,000	156,415
StoneX Group, Inc., 7.88%, 03/01/2031(b)	100,000	105,846
		262,261
Chemicals-3.30%
Ashland, Inc., 3.38%, 09/01/2031(b)	120,000	104,687
Axalta Coating Systems Dutch Holding B B.V., 7.25%, 02/15/2031(b)	130,000	136,494
Consolidated Energy Finance S.A. (Switzerland), 12.00%, 02/15/2031(b)	150,000	150,714
Olympus Water US Holding Corp., 7.25%, 06/15/2031(b)	210,000	215,458
Scotts Miracle-Gro Co. (The), 4.00%, 04/01/2031	130,000	116,201
Suburban Propane Partners L.P./Suburban Energy Finance Corp., 5.00%, 06/01/2031(b)	160,000	145,749
W. R. Grace Holdings LLC, 7.38%, 03/01/2031(b)	90,000	93,514
		962,817
Commercial Services & Supplies-4.67%
Allied Universal Holdco LLC, 7.88%, 02/15/2031(b)	540,000	553,443
Clean Harbors, Inc., 6.38%, 02/01/2031(b)	130,000	132,458
GEO Group, Inc. (The), 10.25%, 04/15/2031	170,000	186,235
GFL Environmental, Inc., 6.75%, 01/15/2031(b)	260,000	269,956
Ritchie Bros. Holdings, Inc. (Canada), 7.75%, 03/15/2031(b)	209,000	221,310
		1,363,402
Communications Equipment-0.47%
Viasat, Inc., 7.50%, 05/30/2031(b)	200,000	135,823
	Principal Amount	Value
Construction & Engineering-1.11%
Artera Services LLC, 8.50%, 02/15/2031(b)	$160,000	$159,132
Baldwin Insurance Group Holdings LLC/Baldwin Insurance Group Holdings Finance, 7.13%, 05/15/2031(b)	160,000	164,788
		323,920
Construction Materials-1.77%
Knife River Corp., 7.75%, 05/01/2031(b)	110,000	115,495
Smyrna Ready Mix Concrete LLC, 8.88%, 11/15/2031(b)	250,000	266,207
Williams Scotsman, Inc., 7.38%, 10/01/2031(b)	130,000	134,959
		516,661
Consumer Finance-0.71%
OneMain Finance Corp., 7.50%, 05/15/2031	200,000	208,391
Consumer Staples Distribution & Retail-1.01%
Fiesta Purchaser, Inc., 7.88%, 03/01/2031(b)	127,000	133,327
Ingles Markets, Inc., 4.00%, 06/15/2031(b)	100,000	89,894
Safeway, Inc., 7.25%, 02/01/2031	70,000	72,325
		295,546
Containers & Packaging-2.35%
Ball Corp., 3.13%, 09/15/2031	210,000	183,850
Fortress Intermediate 3, Inc., 7.50%, 06/01/2031(b)	200,000	207,518
Owens-Brockway Glass Container, Inc., 7.25%, 05/15/2031(b)	180,000	179,549
Sealed Air Corp., 7.25%, 02/15/2031(b)	110,000	114,633
		685,550
Diversified Consumer Services-0.63%
Service Corp. International, 4.00%, 05/15/2031	200,000	182,980
Diversified Telecommunication Services-1.63%
Frontier Communications Holdings LLC, 8.63%, 03/15/2031(b)	200,000	215,631
Iliad Holding S.A.S. (France), 8.50%, 04/15/2031(b)	170,000	181,140
Level 3 Financing, Inc., 4.00%, 04/15/2031(b)	100,000	79,750
		476,521
Electric Utilities-2.69%
NRG Energy, Inc., 3.63%, 02/15/2031(b)	270,000	240,812
Sotera Health Holdings LLC, 7.38%, 06/01/2031(b)	190,000	193,334
Vistra Operations Co. LLC, 7.75%, 10/15/2031(b)	330,000	350,834
		784,980
Electrical Equipment-0.57%
Sensata Technologies, Inc., 3.75%, 02/15/2031(b)	185,000	165,819
Electronic Equipment, Instruments & Components-0.46%
EMRLD Borrower L.P./Emerald Co-Issuer, Inc., 6.75%, 07/15/2031(b)	130,000	133,443
Energy Equipment & Services-0.46%
Nabors Industries, Inc., 8.88%, 08/15/2031(b)	140,000	135,384
Entertainment-1.48%
Light and Wonder International, Inc., 7.50%, 09/01/2031(b)	150,000	156,306
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., 7.13%, 02/15/2031(b)	260,000	274,828
		431,134
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2031 High Yield Corporate Bond ETF (BSJV)—(continued)
November 30, 2024
(Unaudited)
	Principal Amount	Value
Financial Services-4.96%
Block, Inc., 3.50%, 06/01/2031	$250,000	$224,804
Burford Capital Global Finance LLC, 9.25%, 07/01/2031(b)	170,000	182,007
Freedom Mortgage Holdings LLC, 9.13%, 05/15/2031(b)	180,000	186,815
Jane Street Group/JSG Finance, Inc., 7.13%, 04/30/2031(b)	300,000	312,437
Nationstar Mortgage Holdings, Inc., 5.75%, 11/15/2031(b)	150,000	145,921
PennyMac Financial Services, Inc., 5.75%, 09/15/2031(b)	110,000	106,648
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 3.88%, 03/01/2031(b)	320,000	286,675
		1,445,307
Food Products-0.75%
Post Holdings, Inc., 4.50%, 09/15/2031(b)	240,000	218,807
Gas Utilities-0.91%
Venture Global Calcasieu Pass LLC, 4.13%, 08/15/2031(b)	290,000	264,231
Ground Transportation-0.43%
XPO, Inc., 7.13%, 06/01/2031(b)	120,000	124,518
Health Care Providers & Services-3.53%
Community Health Systems, Inc., 4.75%, 02/15/2031(b)	260,000	211,317
DaVita, Inc., 3.75%, 02/15/2031(b)	350,000	309,832
Encompass Health Corp., 4.63%, 04/01/2031	100,000	94,375
Tenet Healthcare Corp.
6.75%, 05/15/2031	310,000	317,903
6.88%, 11/15/2031	90,000	95,163
		1,028,590
Health Care REITs-0.89%
Diversified Healthcare Trust, 4.38%, 03/01/2031	110,000	83,987
MPT Operating Partnership L.P./MPT Finance Corp., 3.50%, 03/15/2031	270,000	176,474
		260,461
Hotel & Resort REITs-0.87%
Service Properties Trust, 8.63%, 11/15/2031(b)	240,000	253,407
Hotels, Restaurants & Leisure-6.53%
Boyd Gaming Corp., 4.75%, 06/15/2031(b)	230,000	214,591
Churchill Downs, Inc., 6.75%, 05/01/2031(b)	160,000	163,986
Hilton Domestic Operating Co., Inc., 4.00%, 05/01/2031(b)	270,000	247,435
Hilton Grand Vacations Borrower Escrow LLC/ Hilton Grand Vacations Borrower Escrow, Inc., 4.88%, 07/01/2031(b)	130,000	117,391
Merlin Entertainments Group U.S. Holdings, Inc. (United Kingdom), 7.38%, 02/15/2031(b)	130,000	127,385
Premier Entertainment Sub LLC/Premier Entertainment Finance Corp., 5.88%, 09/01/2031(b)	190,000	130,764
Royal Caribbean Cruises Ltd., 5.63%, 09/30/2031(b)	350,000	350,884
Six Flags Entertainment Corp., 7.25%, 05/15/2031(b)	210,000	217,026
Station Casinos LLC, 4.63%, 12/01/2031(b)	110,000	99,492
Yum! Brands, Inc., 3.63%, 03/15/2031	260,000	235,652
		1,904,606
	Principal Amount	Value
Household Durables-1.19%
Beazer Homes USA, Inc., 7.50%, 03/15/2031(b)	$60,000	$61,286
KB Home, 4.00%, 06/15/2031	110,000	99,954
Tempur Sealy International, Inc., 3.88%, 10/15/2031(b)	210,000	186,330
		347,570
Household Products-0.78%
Central Garden & Pet Co., 4.13%, 04/30/2031(b)	100,000	90,688
Kronos Acquisition Holdings, Inc. (Canada), 8.25%, 06/30/2031(b)	140,000	135,773
		226,461
Independent Power and Renewable Electricity Producers-2.13%
Calpine Corp.
5.00%, 02/01/2031(b)	210,000	199,249
3.75%, 03/01/2031(b)	230,000	207,864
Clearway Energy Operating LLC, 3.75%, 02/15/2031(b)	240,000	212,789
		619,902
Insurance-5.21%
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, 7.00%, 01/15/2031(b)	380,000	386,227
Ardonagh Finco Ltd. (United Kingdom), 7.75%, 02/15/2031(b)	180,000	183,929
Howden UK Refinance PLC/Howden UK Refinance 2 PLC/Howden US Refinance LLC (United Kingdom), 7.25%, 02/15/2031(b)	240,000	242,924
Panther Escrow Issuer LLC, 7.13%, 06/01/2031(b)	690,000	707,397
		1,520,477
Interactive Media & Services-0.39%
Match Group Holdings II LLC, 3.63%, 10/01/2031(b)	130,000	112,883
IT Services-0.68%
Star Holding LLC, 8.75%, 08/01/2031(b)	90,000	88,613
Twilio, Inc., 3.88%, 03/15/2031	120,000	108,793
		197,406
Leisure Products-0.74%
Amer Sports Co. (Finland), 6.75%, 02/16/2031(b)	210,000	214,817
Machinery-0.86%
Hillenbrand, Inc., 3.75%, 03/01/2031	90,000	80,003
J.B. Poindexter & Co., Inc., 8.75%, 12/15/2031(b)	160,000	170,021
		250,024
Marine Transportation-0.89%
Stena International S.A. (Sweden)
7.25%, 01/15/2031(b)	161,000	166,555
7.63%, 02/15/2031(b)	90,000	93,990
		260,545
Media-9.04%
CCO Holdings LLC/CCO Holdings Capital Corp.
4.25%, 02/01/2031(b)	690,000	618,399
7.38%, 03/01/2031(b)	250,000	259,597
CSC Holdings LLC
3.38%, 02/15/2031(b)	230,000	167,971
4.50%, 11/15/2031(b)	350,000	264,237
Gray Television, Inc., 5.38%, 11/15/2031(b)	270,000	161,045
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2031 High Yield Corporate Bond ETF (BSJV)—(continued)
November 30, 2024
(Unaudited)
	Principal Amount	Value
Media-(continued)
Lamar Media Corp., 3.63%, 01/15/2031	$140,000	$125,064
McGraw-Hill Education, Inc., 7.38%, 09/01/2031(b)	170,000	176,214
Outfront Media Capital LLC/Outfront Media Capital Corp., 7.38%, 02/15/2031(b)	120,000	127,040
Sirius XM Radio, Inc., 3.88%, 09/01/2031(b)	350,000	303,249
Sunrise FinCo I B.V. (Netherlands), 4.88%, 07/15/2031(b)	320,000	294,021
Univision Communications, Inc., 8.50%, 07/31/2031(b)	140,000	138,997
		2,635,834
Metals & Mining-2.58%
Alcoa Nederland Holding B.V., 7.13%, 03/15/2031(b)	200,000	209,439
ATI, Inc., 5.13%, 10/01/2031	90,000	85,523
Cleveland-Cliffs, Inc., 4.88%, 03/01/2031(b)	80,000	73,609
Commercial Metals Co., 3.88%, 02/15/2031	80,000	72,492
Kaiser Aluminum Corp., 4.50%, 06/01/2031(b)	150,000	135,589
Novelis Corp., 3.88%, 08/15/2031(b)	200,000	175,891
		752,543
Mortgage REITs-0.35%
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 7.00%, 07/15/2031(b)	100,000	103,677
Oil, Gas & Consumable Fuels-7.26%
CNX Resources Corp., 7.38%, 01/15/2031(b)	130,000	134,979
CQP Holdco L.P./BIP-V Chinook Holdco LLC, 5.50%, 06/15/2031(b)	320,000	308,770
Encino Acquisition Partners Holdings LLC, 8.75%, 05/01/2031(b)	110,000	116,241
Hilcorp Energy I L.P./Hilcorp Finance Co., 6.00%, 02/01/2031(b)	149,000	141,888
Moss Creek Resources Holdings, Inc., 8.25%, 09/01/2031(b)	200,000	196,766
Murphy Oil USA, Inc., 3.75%, 02/15/2031(b)	130,000	116,481
Northern Oil and Gas, Inc., 8.75%, 06/15/2031(b)	130,000	136,913
Tallgrass Energy Partners L.P./Tallgrass Energy Finance Corp., 6.00%, 09/01/2031(b)	120,000	113,692
Talos Production, Inc., 9.38%, 02/01/2031(b)	160,000	168,187
Venture Global LNG, Inc., 8.38%, 06/01/2031(b)	520,000	548,417
VFH Parent LLC/Valor Co-Issuer, Inc., 7.50%, 06/15/2031(b)	130,000	134,182
		2,116,516
Passenger Airlines-1.66%
JetBlue Airways Corp./JetBlue Loyalty L.P., 9.88%, 09/20/2031(b)	460,000	484,345
Pharmaceuticals-2.89%
Endo Finance Holdings, Inc., 8.50%, 04/15/2031(b)	260,000	277,076
Organon & Co./Organon Foreign Debt Co-Issuer B.V., 5.13%, 04/30/2031(b)	460,000	421,438
Prestige Brands, Inc., 3.75%, 04/01/2031(b)	160,000	143,614
		842,128
	Principal Amount	Value
Professional Services-0.35%
TriNet Group, Inc., 7.13%, 08/15/2031(b)	$100,000	$102,909
Real Estate Management & Development-1.39%
Cushman & Wakefield U.S. Borrower LLC, 8.88%, 09/01/2031(b)	100,000	108,096
Howard Hughes Corp. (The), 4.38%, 02/01/2031(b)	170,000	154,242
Kennedy-Wilson, Inc., 5.00%, 03/01/2031	160,000	144,346
		406,684
Software-2.54%
Open Text Holdings, Inc. (Canada), 4.13%, 12/01/2031(b)	160,000	143,461
UKG, Inc., 6.88%, 02/01/2031(b)	580,000	596,632
		740,093
Specialized REITs-0.86%
Iron Mountain, Inc., 4.50%, 02/15/2031(b)	270,000	251,705
Specialty Retail-2.57%
Gap, Inc. (The), 3.88%, 10/01/2031(b)	180,000	158,479
LCM Investments Holdings II LLC, 8.25%, 08/01/2031(b)	220,000	230,255
Lithia Motors, Inc., 4.38%, 01/15/2031(b)	130,000	119,548
Sonic Automotive, Inc., 4.88%, 11/15/2031(b)	130,000	119,471
Valvoline, Inc., 3.63%, 06/15/2031(b)	140,000	121,893
		749,646
Technology Hardware, Storage & Peripherals-0.22%
Seagate HDD Cayman, 4.13%, 01/15/2031	70,000	63,171
Textiles, Apparel & Luxury Goods-1.26%
Crocs, Inc., 4.13%, 08/15/2031(b)	90,000	79,098
Hanesbrands, Inc., 9.00%, 02/15/2031(b)	160,000	172,151
Levi Strauss & Co., 3.50%, 03/01/2031(b)	131,000	116,408
		367,657
Trading Companies & Distributors-0.64%
Fortress Transportation and Infrastructure Investors LLC, 7.00%, 05/01/2031(b)	180,000	186,751
Wireless Telecommunication Services-1.89%
VMED O2 UK Financing I PLC (United Kingdom)
4.25%, 01/31/2031(b)	310,000	269,042
4.75%, 07/15/2031(b)	320,000	282,234
		551,276
Total U.S. Dollar Denominated Bonds & Notes (Cost $27,971,808)		28,541,748
	Shares
Money Market Funds-0.45%
Invesco Government & Agency Portfolio, Institutional Class, 4.57%(c)(d) (Cost $129,944)	129,944	129,944
TOTAL INVESTMENTS IN SECURITIES-98.32% (Cost $28,101,752)		28,671,692
OTHER ASSETS LESS LIABILITIES-1.68%		489,580
NET ASSETS-100.00%		$29,161,272

See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2031 High Yield Corporate Bond ETF (BSJV)—(continued)
November 30, 2024
(Unaudited)
Investment Abbreviations:
REIT	-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at
November 30, 2024 was $24,956,040, which represented 85.58% of the Fund’s Net Assets.

(c)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended November 30, 2024.

	Value August 31, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value November 30, 2024	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$62,297	$442,834	$(375,187)	$-	$-	$129,944	$1,144

(d)	The rate shown is the 7-day SEC standardized yield as of November 30, 2024.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco BulletShares 2032 High Yield Corporate Bond ETF (BSJW)
November 30, 2024
(Unaudited)

	Principal Amount	Value
U.S. Dollar Denominated Bonds & Notes-97.98%
Aerospace & Defense-3.61%
Bombardier, Inc. (Canada), 7.00%, 06/01/2032(b)	$50,000	$51,084
TransDigm, Inc., 6.63%, 03/01/2032(b)	130,000	133,320
		184,404
Automobile Components-3.15%
Dana, Inc., 4.50%, 02/15/2032	30,000	26,391
Garrett Motion Holdings, Inc./Garrett LX I S.a.r.l., 7.75%, 05/31/2032(b)	50,000	50,449
United Rentals North America, Inc., 3.75%, 01/15/2032	40,000	35,767
ZF North America Capital, Inc. (Germany), 6.88%, 04/23/2032(b)	50,000	48,072
		160,679
Building Products-3.64%
Builders FirstSource, Inc.
4.25%, 02/01/2032(b)	80,000	72,940
6.38%, 06/15/2032(b)	40,000	40,926
MasterBrand, Inc., 7.00%, 07/15/2032(b)	40,000	41,128
Standard Industries, Inc., 6.50%, 08/15/2032(b)	30,000	30,711
		185,705
Chemicals-0.53%
Scotts Miracle-Gro Co. (The), 4.38%, 02/01/2032(c)	30,000	26,885
Commercial Services & Supplies-2.53%
ADT Security Corp. (The), 4.88%, 07/15/2032(b)	40,000	37,276
Cimpress PLC (Ireland), 7.38%, 09/15/2032(b)	30,000	30,099
Garda World Security Corp. (Canada), 8.25%, 08/01/2032(b)	30,000	30,653
Wrangler Holdco Corp. (Canada), 6.63%, 04/01/2032(b)	30,000	30,933
		128,961
Construction Materials-0.60%
Global Infrastructure Solutions, Inc., 7.50%, 04/15/2032(b)	30,000	30,439
Consumer Finance-0.80%
FirstCash, Inc., 6.88%, 03/01/2032(b)	40,000	40,834
Consumer Staples Distribution & Retail-2.01%
Performance Food Group, Inc., 6.13%, 09/15/2032(b)	60,000	60,607
US Foods, Inc., 7.25%, 01/15/2032(b)(c)	40,000	41,803
		102,410
Containers & Packaging-0.80%
Graphic Packaging International LLC, 6.38%, 07/15/2032(b)	40,000	40,794
Distributors-0.80%
Resideo Funding, Inc., 6.50%, 07/15/2032(b)	40,000	40,681
Diversified Consumer Services-0.78%
Service Corp. International, 5.75%, 10/15/2032	40,000	39,902
Diversified REITs-0.74%
Iron Mountain Information Management Services, Inc., 5.00%, 07/15/2032(b)	40,000	37,708
Electric Utilities-2.91%
Alpha Generation LLC, 6.75%, 10/15/2032(b)	50,000	50,688
NRG Energy, Inc., 3.88%, 02/15/2032(b)	40,000	35,666
Vistra Operations Co. LLC, 6.88%, 04/15/2032(b)	60,000	62,302
		148,656
	Principal Amount	Value
Electrical Equipment-2.44%
Lightning Power LLC, 7.25%, 08/15/2032(b)	$70,000	$73,013
WESCO Distribution, Inc., 6.63%, 03/15/2032(b)	50,000	51,656
		124,669
Electronic Equipment, Instruments & Components-0.60%
Insight Enterprises, Inc., 6.63%, 05/15/2032(b)	30,000	30,714
Energy Equipment & Services-3.04%
Harvest Midstream I L.P., 7.50%, 05/15/2032(b)	40,000	41,130
Permian Resources Operating LLC, 7.00%, 01/15/2032(b)	60,000	61,824
Vallourec S.A. (France), 7.50%, 04/15/2032(b)	50,000	52,319
		155,273
Financial Services-4.17%
Block, Inc., 6.50%, 05/15/2032(b)	120,000	123,267
Compass Group Diversified Holdings LLC, 5.00%, 01/15/2032(b)	30,000	27,521
Nationstar Mortgage Holdings, Inc., 7.13%, 02/01/2032(b)	60,000	61,957
		212,745
Food Products-2.09%
Lamb Weston Holdings, Inc., 4.38%, 01/31/2032(b)	50,000	45,856
Post Holdings, Inc., 6.25%, 02/15/2032(b)	60,000	60,697
		106,553
Ground Transportation-2.41%
Genesee & Wyoming, Inc., 6.25%, 04/15/2032(b)	50,000	50,338
Watco Cos LLC/Watco Finance Corp., 7.13%, 08/01/2032(b)	40,000	41,618
XPO, Inc., 7.13%, 02/01/2032(b)	30,000	31,304
		123,260
Health Care Equipment & Supplies-0.80%
Miter Brands Acquisition Holdco, Inc./MIWD Borrower LLC, 6.75%, 04/01/2032(b)	40,000	40,744
Health Care Providers & Services-7.00%
Community Health Systems, Inc., 10.88%, 01/15/2032(b)	130,000	135,442
Concentra Escrow Issuer Corp., 6.88%, 07/15/2032(b)	40,000	41,261
DaVita, Inc., 6.88%, 09/01/2032(b)	60,000	62,014
LifePoint Health, Inc., 10.00%, 06/01/2032(b)	40,000	41,910
Molina Healthcare, Inc., 3.88%, 05/15/2032(b)	40,000	35,437
Surgery Center Holdings, Inc., 7.25%, 04/15/2032(b)	40,000	41,167
		357,231
Hotel & Resort REITs-1.76%
RHP Hotel Properties L.P./RHP Finance Corp., 6.50%, 04/01/2032(b)	60,000	61,038
Service Properties Trust, 8.88%, 06/15/2032	30,000	28,860
		89,898
Hotels, Restaurants & Leisure-10.80%
Caesars Entertainment, Inc., 6.50%, 02/15/2032(b)	90,000	91,875
Hilton Domestic Operating Co., Inc.
3.63%, 02/15/2032(b)	90,000	79,426
6.13%, 04/01/2032(b)	30,000	30,319
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2032 High Yield Corporate Bond ETF (BSJW)—(continued)
November 30, 2024
(Unaudited)
	Principal Amount	Value
Hotels, Restaurants & Leisure-(continued)
Hilton Grand Vacations Borrower Escrow LLC/ Hilton Grand Vacations Borrower Escrow, Inc., 6.63%, 01/15/2032(b)(c)	$50,000	$50,633
MGM Resorts International, 6.50%, 04/15/2032(c)	40,000	40,425
Royal Caribbean Cruises Ltd., 6.25%, 03/15/2032(b)	80,000	81,798
Station Casinos LLC, 6.63%, 03/15/2032(b)	40,000	40,131
Vail Resorts, Inc., 6.50%, 05/15/2032(b)	30,000	30,832
Yum! Brands, Inc.
4.63%, 01/31/2032	60,000	56,484
5.38%, 04/01/2032	50,000	49,106
		551,029
Household Durables-0.71%
TopBuild Corp., 4.13%, 02/15/2032(b)	40,000	36,010
Household Products-0.36%
Kronos Acquisition Holdings, Inc. (Canada), 10.75%, 06/30/2032(b)	20,000	18,281
Independent Power and Renewable Electricity Producers-0.51%
Clearway Energy Operating LLC, 3.75%, 01/15/2032(b)(c)	30,000	26,076
Insurance-5.40%
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, 7.38%, 10/01/2032(b)	40,000	40,291
Ardonagh Group Finance Ltd. (United Kingdom), 8.88%, 02/15/2032(b)	60,000	61,839
AssuredPartners, Inc., 7.50%, 02/15/2032(b)	40,000	40,726
HUB International Ltd., 7.38%, 01/31/2032(b)	100,000	102,368
USI, Inc., 7.50%, 01/15/2032(b)	30,000	30,565
		275,789
IT Services-2.04%
EquipmentShare.com, Inc., 8.63%, 05/15/2032(b)	30,000	31,470
Shift4 Payments LLC/Shift4 Payments Finance Sub, Inc., 6.75%, 08/15/2032(b)	70,000	72,450
		103,920
Machinery-1.37%
Terex Corp., 6.25%, 10/15/2032(b)	40,000	40,073
Wilsonart LLC, 11.00%, 08/15/2032(b)	30,000	29,661
		69,734
Media-6.03%
CCO Holdings LLC/CCO Holdings Capital Corp.
4.75%, 02/01/2032(b)(c)	60,000	54,040
4.50%, 05/01/2032	150,000	132,649
Midcontinent Communications, 8.00%, 08/15/2032(b)	30,000	31,520
VZ Secured Financing B.V. (Netherlands), 5.00%, 01/15/2032(b)	100,000	89,490
		307,699
Metals & Mining-1.77%
Cleveland-Cliffs, Inc., 7.00%, 03/15/2032(b)	70,000	70,443
Constellium SE, 6.38%, 08/15/2032(b)(c)	20,000	19,926
		90,369
Oil, Gas & Consumable Fuels-10.90%
Antero Midstream Partners L.P./Antero Midstream Finance Corp., 6.63%, 02/01/2032(b)	30,000	30,564
Baytex Energy Corp. (Canada), 7.38%, 03/15/2032(b)	30,000	29,918
CNX Resources Corp., 7.25%, 03/01/2032(b)	30,000	31,214
	Principal Amount	Value
Oil, Gas & Consumable Fuels-(continued)
Crescent Energy Finance LLC, 7.63%, 04/01/2032(b)	$50,000	$50,470
Genesis Energy L.P./Genesis Energy Finance Corp., 7.88%, 05/15/2032	50,000	50,435
Global Partners L.P./GLP Finance Corp., 8.25%, 01/15/2032(b)	40,000	42,013
Hilcorp Energy I L.P./Hilcorp Finance Co., 6.25%, 04/15/2032(b)	40,000	38,073
Matador Resources Co., 6.50%, 04/15/2032(b)	50,000	50,201
NGL Energy Operating LLC/NGL Energy Finance Corp., 8.38%, 02/15/2032(b)	80,000	81,945
SM Energy Co., 7.00%, 08/01/2032(b)	50,000	50,280
Sunoco L.P., 7.25%, 05/01/2032(b)	40,000	41,884
Vital Energy, Inc., 7.88%, 04/15/2032(b)	60,000	59,073
		556,070
Personal Care Products-0.60%
Sally Holdings LLC/Sally Capital, Inc., 6.75%, 03/01/2032(c)	30,000	30,669
Pharmaceuticals-0.78%
Perrigo Finance Unlimited Co., 6.13%, 09/30/2032	40,000	39,907
Professional Services-1.21%
Amentum Holdings, Inc., 7.25%, 08/01/2032(b)	60,000	61,673
Software-3.05%
Cloud Software Group, Inc., 8.25%, 06/30/2032(b)	110,000	114,743
SS&C Technologies, Inc., 6.50%, 06/01/2032(b)	40,000	40,963
		155,706
Specialized REITs-0.57%
Iron Mountain, Inc., 5.63%, 07/15/2032(b)	30,000	29,350
Specialty Retail-3.06%
Asbury Automotive Group, Inc., 5.00%, 02/15/2032(b)	50,000	46,552
Global Auto Holdings Ltd./AAG FH UK Ltd. (United Kingdom), 8.75%, 01/15/2032(b)	30,000	26,609
Wand NewCo 3, Inc., 7.63%, 01/30/2032(b)(c)	80,000	82,864
		156,025
Trading Companies & Distributors-0.81%
Fortress Transportation and Infrastructure Investors LLC, 7.00%, 06/15/2032(b)	40,000	41,351
Wireless Telecommunication Services-0.80%
VMED 02 UK Financing I PLC (United Kingdom), 7.75%, 04/15/2032(b)	40,000	40,643
Total U.S. Dollar Denominated Bonds & Notes (Cost $4,928,215)		4,999,446
	Shares
Money Market Funds-0.30%
Invesco Government & Agency Portfolio, Institutional Class, 4.57%(d)(e) (Cost $15,545)	15,545	15,545
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-98.28% (Cost $4,943,760)		5,014,991
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2032 High Yield Corporate Bond ETF (BSJW)—(continued)
November 30, 2024
(Unaudited)
	Shares	Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-6.29%
Invesco Private Government Fund, 4.63%(d)(e)(f)	89,514	$89,514
Invesco Private Prime Fund, 4.71%(d)(e)(f)	231,480	231,549
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $321,063)		321,063
TOTAL INVESTMENTS IN SECURITIES-104.57% (Cost $5,264,823)		5,336,054
OTHER ASSETS LESS LIABILITIES-(4.57)%		(233,386)
NET ASSETS-100.00%		$5,102,668

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at
November 30, 2024 was $4,441,966, which represented 87.05% of the Fund’s Net Assets.

(c)	All or a portion of this security was out on loan at November 30, 2024.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended November 30, 2024.

	Value August 31, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value November 30, 2024	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$28,817	$92,004	$(105,276)	$-	$-	$15,545	$248
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	14,866	189,351	(114,703)	-	-	89,514	610 *
Invesco Private Prime Fund	38,590	510,363	(317,395)	4	(13)	231,549	1,605 *
Total	$82,273	$791,718	$(537,374)	$4	$(13)	$336,608	$2,463

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of November 30, 2024.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments
Invesco BulletShares 2024 Municipal Bond ETF (BSMO)
November 30, 2024
(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations-19.80%
Alabama-0.09%
Alabama (State of) Public School & College Authority, Series 2014 B, Ref. RB	5.00%	01/01/2026	$100	$100,299
Alabama (State of) Public School & College Authority, Series 2014 B, Ref. RB	5.00%	01/01/2027	30	30,055
				130,354
Arizona-0.69%
Arizona (State of) Health Facilities Authority (Scottsdale Lincoln Hospital), Series 2014, Ref. RB(a)(b)	5.00%	12/01/2024	500	500,000
Phoenix Civic Improvement Corp., Series 2014 B, Ref. RB	5.00%	07/01/2026	500	500,759
Phoenix Civic Improvement Corp., Series 2014 B, Ref. RB	5.00%	07/01/2027	40	40,073
				1,040,832
California-4.78%
California (State of), Series 2014, GO Bonds(a)(b)	5.00%	12/04/2024	1,595	1,595,181
California (State of), Series 2014, Ref. GO Bonds(a)(b)	5.00%	12/04/2024	350	350,036
California (State of), Series 2021, Ref. GO Bonds	5.00%	12/01/2024	135	135,000
California (State of) (Green Bonds), Series 2014, GO Bonds(a)(b)	5.00%	12/04/2024	1,100	1,100,112
California (State of) Department of Water Resources (Central Valley), Series 2014 A, RB(a)(b)	5.00%	12/01/2024	195	195,000
California (State of) Department of Water Resources (Central Valley), Series 2014 AS, RB(a)(b)	5.00%	12/01/2024	100	100,000
California (State of) Department of Water Resources (Central Valley), Series 2014 AS, RB	5.00%	12/01/2024	35	35,000
California (State of) Department of Water Resources (Central Valley), Series 2014 AS, RB(a)(b)	5.00%	12/01/2024	1,000	1,000,000
California (State of) Educational Facilities Authority (Pepperdine University), Series 2014, Ref. RB(a)(b)	5.00%	12/01/2024	40	40,000
California (State of) Health Facilities Financing Authority (Providence Health & Services), Series 2014 A, RB	5.00%	10/01/2038	25	25,047
California (State of) Public Works Board, Series 2014 B, RB(a)(b)	5.00%	12/30/2024	70	70,109
California (State of) Public Works Board (Vaious Capital), Series 2023 B, Ref. RB	5.00%	12/01/2024	250	250,000
California (State of) Public Works Board (Various Correctional Facilities), Series 2014 A, RB(a)(b)	4.50%	12/30/2024	100	100,109
California (State of) Public Works Board (Various Correctional Facilities), Series 2014 A, RB(a)(b)	5.00%	12/30/2024	100	100,147
California (State of) Public Works Board (Various Correctional Facilities), Series 2014 A, RB(a)(b)	5.00%	12/30/2024	100	100,147
California (State of) Public Works Board (Various Correctional Facilities), Series 2014 A, RB(a)(b)	5.00%	12/30/2024	100	100,147
California (State of) Public Works Board (Various Correctional Facilities), Series 2014 A, RB(a)(b)	5.00%	12/30/2024	115	115,170
California (State of) Public Works Board (Various Correctional Facilities), Series 2014 A, RB(a)(b)	5.00%	12/30/2024	1,000	1,001,474
California (State of) Public Works Board (Various Correctional Facilities), Series 2014 A, RB(a)(b)	5.00%	12/30/2024	400	400,590
Contra Costa (County of), CA Water District, Series 2014 T, Ref. RB	5.00%	10/01/2026	180	180,307
Los Angeles (County of), CA Public Works Financing Authority, Series 2015 A, RB(a)(b)	5.00%	12/01/2024	200	200,000
Santa Clara Valley Water District, Series 2023, COP(a)	4.00%	12/01/2024	65	65,000
				7,258,576
Colorado-0.21%
Adams 12 Five Star Schools, Series 2014 B, Ref. GO Bonds	5.00%	12/15/2026	35	35,057
Colorado (State of), Series 2018 A, COP	5.00%	12/15/2024	40	40,025
Denver City & County School District No. 1, Series 2014 B, Ref. GO Bonds	5.00%	12/01/2024	45	45,000
Denver City & County School District No. 1, Series 2014 B, Ref. GO Bonds	5.00%	12/01/2026	15	15,020
Denver City & County School District No. 1, Series 2014 B, Ref. GO Bonds	5.00%	12/01/2027	25	25,032
Denver City & County School District No. 1, Series 2022 A, GO Bonds	5.00%	12/01/2024	125	125,000
Douglas County School District No. Re-1 Douglas & Elbert Counties, Series 2019, GO Bonds	5.00%	12/15/2024	30	30,020
				315,154
Connecticut-0.47%
Connecticut (State of) (Green Bonds), Series 2014 G, GO Bonds(a)(b)	5.00%	01/17/2025	100	100,208
Connecticut (State of) (Transportation Infrastructure), Series 2014 A, RB	5.00%	09/01/2026	75	75,011
Connecticut (State of) (Transportation Infrastructure), Series 2014 A, RB	5.00%	09/01/2033	45	45,006
Connecticut (State of) Health & Educational Facilities Authority (Hartford Healthcare), Series 2014 E, RB	5.00%	07/01/2042	500	499,566
				719,791
District of Columbia-0.02%
District of Columbia, Series 2014 A, Ref. RB	5.00%	12/01/2024	35	35,000
Florida-1.92%
Alachua (County of), FL Health Facilities Authority (Shands Teaching Hospital & Clinics, Inc.), Series 2014 A, RB	5.00%	12/01/2044	1,000	1,000,321
Citizens Property Insurance, Inc., Series 2015 A-1, RB(a)(b)	5.00%	12/01/2024	155	155,000
Florida (State of) (Capital Outlay), Series 2015 A, Ref. GO Bonds	5.00%	06/01/2026	165	165,251
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2024 Municipal Bond ETF (BSMO)—(continued)
November 30, 2024
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Florida-(continued)
Hillsborough (County of), FL Aviation Authority (Tampa International Airport), Series 2015 A, RB	5.00%	10/01/2044	$500	$500,141
Miami (City of) & Dade (County of), FL School Board, Series 2012 A, COP	4.00%	08/01/2029	55	55,046
Miami (City of) & Dade (County of), FL School Board, Series 2014 D, Ref. COP	5.00%	11/01/2028	25	25,035
Miami (City of) & Dade (County of), FL School Board, Series 2014 D, Ref. COP	5.00%	11/01/2030	30	30,039
Miami Beach (City of), FL Redevelopment Agency (City Center), Series 2015, Ref. RB, (INS - AGM)(c)	5.00%	02/01/2040	100	100,226
Miami-Dade (County of), FL, Series 2015 B, Ref. GO Bonds	5.00%	07/01/2028	270	271,798
Miami-Dade (County of), FL, Series 2015 B, Ref. GO Bonds	5.00%	07/01/2029	110	110,212
Miami-Dade (County of), FL Expressway Authority, Series 2014 A, RB	5.00%	07/01/2039	500	500,341
				2,913,410
Georgia-0.24%
Atlanta (City of), GA, Series 2015, GO Bonds(a)(b)	4.75%	12/01/2024	270	270,000
Atlanta (City of), GA, Series 2015, GO Bonds(a)(b)	5.00%	12/01/2024	50	50,000
Georgia (State of), Series 2014 A-2, GO Bonds	4.00%	02/01/2026	10	10,008
Georgia (State of), Series 2014 A-2, GO Bonds	5.00%	02/01/2027	20	20,036
Georgia (State of), Series 2016 E, Ref. GO Bonds	5.00%	12/01/2024	15	15,000
				365,044
Hawaii-0.53%
Hawaii (State of), Series 2014 EO, GO Bonds	5.00%	08/01/2029	800	801,140
Illinois-2.61%
Chicago (City of), IL, Series 2014, RB(a)(b)	5.00%	12/23/2024	1,000	1,000,997
Chicago (City of), IL Metropolitan Water Reclamation District, Series 2021 C, Ref. GO Bonds	5.00%	12/01/2024	1,000	1,000,000
Chicago (City of), IL Metropolitan Water Reclamation District (Green Bonds), Series 2015 C, GO Bonds	5.00%	12/01/2027	30	30,052
Chicago (City of), IL Metropolitan Water Reclamation District (Green Bonds), Series 2015 C, GO Bonds	5.00%	12/01/2028	145	145,285
Chicago (City of), IL Transit Authority, Series 2014, RB	5.25%	12/01/2049	545	545,859
Du Page & Will Counties Community School District No. 204 Indian Prairie, Series 2017, Ref. GO Bonds	4.00%	12/30/2024	285	285,151
Illinois (State of), Series 2014, GO Bonds(a)(b)	5.00%	01/14/2025	720	721,357
Illinois (State of), Series 2014, GO Bonds(a)(b)	5.25%	01/14/2025	210	210,604
Winnebago & Boone Counties School District No. 205 Rockford, Series 2015 B, GO Bonds	4.00%	02/01/2035	25	25,007
				3,964,312
Indiana-0.39%
Indiana (State of) Finance Authority, Series 2016 C, Ref. RB	5.00%	12/01/2024	10	10,000
Indiana (State of) Finance Authority (Indiana University Health Obligated Group), Series 2016 A, Ref. RB	5.00%	12/01/2024	25	25,000
Indiana (State of) Finance Authority (Indianapolis Power & Light Co.), Series 2016 A, Ref. RB	3.13%	12/01/2024	550	550,000
				585,000
Iowa-0.00%
Iowa (State of) Higher Education Loan Authority (Grinnell College), Series 2014, Ref. RB	4.00%	12/01/2044	5	4,992
Kansas-0.01%
Wyandotte (County of) & Kansas City (City of), KS Unified Government, Series 2014 A, Ref. RB	5.00%	09/01/2044	20	20,008
Louisiana-0.07%
New Orleans (City of), LA, Series 2014, Ref. RB(a)(b)	5.00%	12/01/2024	15	15,000
New Orleans (City of), LA, Series 2014, Ref. RB(a)(b)	5.00%	12/01/2024	30	30,000
Shreveport (City of), LA, Series 2014 B, RB	4.00%	12/01/2038	55	54,427
				99,427
Maryland-0.70%
Maryland (State of), First Series 2016, GO Bonds	4.00%	06/01/2027	120	120,025
Maryland (State of), First Series 2016, GO Bonds	4.00%	06/01/2029	300	300,045
Maryland (State of), First Series 2016, GO Bonds	4.00%	06/01/2030	25	25,002
Maryland (State of) Department of Transportation, Series 2016, RB	4.00%	11/01/2027	525	525,098
Maryland (State of) Department of Transportation, Series 2016, RB	4.00%	11/01/2029	100	100,008
				1,070,178
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2024 Municipal Bond ETF (BSMO)—(continued)
November 30, 2024
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Massachusetts-0.33%
Massachusetts (Commonwealth of), Series 2004 C, Ref. GO Bonds, (INS - AMBAC)(c)	5.50%	12/01/2024	$5	$5,000
Massachusetts (Commonwealth of) Development Finance Agency (Baystate Medical Center), Series 2014 N, RB	5.00%	07/01/2044	500	500,331
				505,331
Michigan-0.24%
Michigan (State of) Finance Authority (Trinity Health Credit Group), Series 2015, Ref. RB	5.00%	12/01/2024	170	170,000
Michigan (State of) Finance Authority (Trinity Health Credit Group), Series 2017, Ref. RB	5.00%	12/01/2024	100	100,000
Wayne (County of), MI Airport Authority (Detroit Metropolitan Airport), Series 2014 B, RB	5.00%	12/01/2044	100	100,035
				370,035
Minnesota-0.66%
Metropolitan Council, Series 2021 B, GO Bonds	5.00%	12/01/2024	1,000	1,000,000
Missouri-0.44%
Jackson (County of), MO (Truman Sports Complex), Series 2014, Ref. RB	5.00%	12/01/2024	30	30,000
Jackson (County of), MO (Truman Sports Complex), Series 2014, Ref. RB	5.00%	12/01/2027	75	75,108
Jackson (County of), MO (Truman Sports Complex), Series 2014, Ref. RB	5.00%	12/01/2030	10	10,011
Jackson (County of), MO (Truman Sports Complex), Series 2014, Ref. RB	5.00%	12/01/2031	100	100,093
Missouri (State of) Health & Educational Facilities Authority (Mercy Health), Series 2014 F, RB	5.00%	11/15/2034	50	50,041
Missouri (State of) Health & Educational Facilities Authority (Mercy Health), Series 2014 F, RB	5.00%	11/15/2045	400	400,116
				665,369
Nevada-1.05%
Las Vegas Valley Water District, Series 2015 B, Ref. GO Bonds	5.00%	12/01/2024	175	175,000
Las Vegas Valley Water District, Series 2015, Ref. GO Bonds(a)(b)	5.00%	12/01/2024	30	30,000
Las Vegas Valley Water District, Series 2015, Ref. GO Bonds(a)(b)	5.00%	12/01/2024	95	95,000
Nevada (State of), Series 2016, Ref. RB	5.00%	12/01/2024	1,290	1,290,000
				1,590,000
New Jersey-1.68%
New Jersey (State of) Educational Facilities Authority (Montclair University), Series 2014, RB(a)(b)	5.00%	02/28/2025	1,000	1,004,206
New Jersey (State of) Health Care Facilities Financing Authority (Virtua Health), Series 2013, Ref. RB	5.00%	07/01/2028	235	236,450
New Jersey (State of) Transportation Trust Fund Authority, Series 2009 D, RB(a)(b)	5.00%	01/15/2025	1,130	1,132,182
New Jersey (State of) Transportation Trust Fund Authority, Series 2010 D, RB(a)	5.00%	12/15/2024	25	25,015
New Jersey (State of) Transportation Trust Fund Authority, Series 2018 A, Ref. RB(a)	5.00%	12/15/2024	25	25,015
New Jersey (State of) Turnpike Authority, Series 2014 A, RB	5.00%	01/01/2027	35	35,043
South Jersey Transportation Authority, Series 2014 A, Ref. RB	5.00%	11/01/2039	100	100,047
				2,557,958
New York-0.93%
Dobbs Ferry Local Development Corp. (Mercy College), Series 2014, RB	5.00%	07/01/2044	105	105,029
New York (City of), NY Municipal Water Finance Authority, Series 2019 BB-2, RB(a)(b)	5.00%	12/15/2024	1,200	1,200,744
New York (City of), NY Municipal Water Finance Authority, Series 2020 GG, RB(a)(b)	5.00%	12/15/2024	75	75,047
New York (City of), NY Municipal Water Finance Authority, Series 2022 CC-2, RB(a)(b)	5.00%	12/15/2024	25	25,015
				1,405,835
North Carolina-0.07%
Mecklenburg (County of), NC, Series 2013 A, Ref. GO Bonds	5.00%	12/01/2024	105	105,000
Ohio-0.42%
Columbus (City of), OH, Series 2014, Ref. RB(a)(b)	5.00%	12/30/2024	125	125,166
Cuyahoga (County of), OH, Series 2020 D, Ref. RB	4.00%	12/01/2024	50	50,000
Franklin (County of), OH Convention Facilities Authority, Series 2014, Ref. RB(a)(b)	5.00%	12/01/2024	195	195,000
Hamilton (County of), OH, Series 2016 A, Ref. RB	5.00%	12/01/2024	100	100,000
Ohio (State of), Series 2016 A, Ref. GO Bonds	5.00%	12/15/2024	80	80,057
Ohio (State of) (Garvee), Series 2016 I, RB	5.00%	12/15/2024	5	5,003
Ohio (State of) Water Development Authority (Water Pollution Control Loan Fund), Series 2014, RB	5.00%	12/01/2024	45	45,000
Ohio (State of) Water Development Authority (Water Pollution Control Loan Fund), Series 2016 A, RB	5.00%	12/01/2024	40	40,000
				640,226
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2024 Municipal Bond ETF (BSMO)—(continued)
November 30, 2024
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Pennsylvania-0.30%
Erie (City & County of), PA Water Authority, Series 2014, Ref. RB(a)(b)	5.00%	12/01/2024	$125	$125,000
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2014 B, RB(a)(b)	5.25%	12/01/2024	325	325,000
				450,000
Rhode Island-0.03%
Rhode Island (State of), Series 2014 D, Ref. GO Bonds	5.00%	08/01/2027	40	40,066
South Carolina-0.40%
South Carolina (State of) Public Service Authority, Series 2014 C, Ref. RB	5.00%	12/01/2024	50	50,000
South Carolina (State of) Public Service Authority, Series 2014 C, Ref. RB	5.00%	12/01/2026	130	130,041
South Carolina (State of) Public Service Authority, Series 2014 C, Ref. RB	5.00%	12/01/2028	30	30,009
South Carolina (State of) Public Service Authority, Series 2015 B, Ref. RB(a)	5.00%	12/01/2024	400	400,000
				610,050
South Dakota-0.04%
South Dakota (State of) Health & Educational Facilities Authority (Sanford Obligated Group), Series 2014 B, RB	5.00%	11/01/2034	10	10,009
South Dakota (State of) Health & Educational Facilities Authority (Sanford Obligated Group), Series 2014 B, RB	4.00%	11/01/2044	55	52,882
				62,891
Texas-0.27%
Dallas (City of), TX Area Rapid Transit, Series 2014 A, Ref. RB(a)(b)	5.00%	12/01/2024	30	30,000
Dallas (City of), TX Area Rapid Transit, Series 2014 A, Ref. RB(a)(b)	5.00%	12/01/2024	45	45,000
Dallas (City of), TX Area Rapid Transit, Series 2014 A, Ref. RB(a)(b)	5.00%	12/01/2024	65	65,000
Dallas (City of), TX Area Rapid Transit, Series 2019, Ref. RB	5.00%	12/01/2024	120	120,000
Houston (City of), TX, Series 2014 D, Ref. RB	5.00%	11/15/2028	55	55,074
Texas (State of), Series 2020, VRD GO Bonds(d)	2.10%	12/01/2050	100	100,000
				415,074
Washington-0.06%
King County Rural Library District, Series 2012, Ref. GO Bonds	4.00%	12/01/2024	20	20,000
King County School District No. 411 Issaquah, Series 2015, Ref. GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	12/01/2024	70	70,000
				90,000
Wisconsin-0.15%
Wisconsin (State of) Health & Educational Facilities Authority (Hospital Sisters Services, Inc.), Series 2014, Ref. RB	5.00%	11/15/2029	235	235,249
TOTAL INVESTMENTS IN SECURITIES(e)-19.80% (Cost $30,083,758)				30,066,302
OTHER ASSETS LESS LIABILITIES-80.20%				121,790,654
NET ASSETS-100.00%				$151,856,956

See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2024 Municipal Bond ETF (BSMO)—(continued)
November 30, 2024
(Unaudited)
Investment Abbreviations:
AGM	-Assured Guaranty Municipal Corp.
AMBAC	-American Municipal Bond Assurance Corp.
CEP	-Credit Enhancement Provider
COP	-Certificates of Participation
GO	-General Obligation
INS	-Insurer
RB	-Revenue Bonds
Ref.	-Refunding
VRD	-Variable Rate Demand

Notes to Schedule of Investments:
(a)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(b)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(c)	Principal and/or interest payments are secured by the bond insurance company listed.
(d)
Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically by the issuer or agent based on current market conditions. Rate shown is the rate in effect on November 30, 2024.

(e)
Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations. No concentration of any single entity was greater than 5% each.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments
Invesco BulletShares 2025 Municipal Bond ETF (BSMP)
November 30, 2024
(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations-98.30%
Alabama-0.36%
Alabama (State of), Series 2014 A, Ref. GO Bonds	5.00%	08/01/2025	$285	$285,400
Alabama (State of) Public School & College Authority (Social Bonds), Series 2020 A, Ref. RB	5.00%	11/01/2025	300	305,829
Auburn University, Series 2015 A, Ref. RB	4.00%	06/01/2038	5	5,007
Birmingham (City of), AL, Series 2015 A-1, GO Bonds(a)(b)	5.00%	09/01/2025	200	202,995
Birmingham (City of), AL Special Care Facilities Financing Authority, Series 2015, Ref. RB	5.00%	06/01/2034	60	60,417
				859,648
Alaska-0.16%
Alaska (State of) International Airports System, Series 2016 A, Ref. RB	5.00%	10/01/2031	105	106,366
Alaska (State of) International Airports System, Series 2016 B, Ref. RB	5.00%	10/01/2034	20	20,240
Alaska (State of) International Airports System, Series 2016 B, Ref. RB	5.00%	10/01/2035	80	80,925
Matanuska-Susitna (Borough of), AK, Series 2015, Ref. RB	5.00%	09/01/2032	170	172,034
				379,565
Arizona-1.64%
Arizona (State of), Series 2019 A, Ref. COP(a)	5.00%	10/01/2025	205	208,669
Arizona (State of) Industrial Development Authority (Equitable School Revolving Fund), Series 2022 A, RB	4.00%	11/01/2027	85	85,711
Arizona (State of) Sports & Tourism Authority, Series 2022, Ref. RB, (INS - BAM)(c)	5.00%	07/01/2025	100	101,082
Arizona (State of) Transportation Board (Maricopa County Regional Area Road Fund), Series 2016, Ref. RB	5.00%	07/01/2025	200	202,291
Lake Havasu (Ciity of), AZ, Series 2015 B, Ref. RB, (INS - AGM)(c)	5.00%	07/01/2040	15	15,082
Mesa (City of), AZ, Series 2017, Ref. RB	4.00%	07/01/2025	75	75,405
Phoenix (City of), AZ, Series 2014, GO Bonds	4.00%	07/01/2025	15	15,010
Phoenix (City of), AZ, Series 2016, Ref. GO Bonds	5.00%	07/01/2025	40	40,474
Phoenix Civic Improvement Corp., Series 2015 A, Ref. RB	5.00%	07/01/2035	35	35,329
Phoenix Civic Improvement Corp., Series 2015 B, Ref. RB	5.00%	07/01/2034	135	136,146
Phoenix Civic Improvement Corp., Series 2017 D, Ref. RB	5.00%	07/01/2025	130	131,459
Phoenix Civic Improvement Corp., Series 2017, Ref. RB	5.00%	07/01/2025	140	141,701
Phoenix Civic Improvement Corp., Series 2021 B, Ref. RB	5.00%	07/01/2025	80	80,972
Pima (County of), AZ, Series 2016, Ref. RB(a)	5.00%	07/01/2025	10	10,111
Pima (County of), AZ, Series 2016, Ref. RB(a)	5.00%	07/01/2025	30	30,333
Pima (County of), AZ, Series 2016, Ref. RB	5.00%	07/01/2025	20	20,234
Salt River Project Agricultural Improvement & Power District, Series 2015 A, Ref. RB	5.00%	12/01/2032	205	206,868
Salt River Project Agricultural Improvement & Power District, Series 2015 A, Ref. RB	5.00%	12/01/2034	625	630,418
Salt River Project Agricultural Improvement & Power District, Series 2015 A, Ref. RB	5.00%	12/01/2035	165	166,349
Salt River Project Agricultural Improvement & Power District, Series 2015 A, Ref. RB(a)	5.00%	12/01/2041	250	252,108
Salt River Project Agricultural Improvement & Power District, Series 2015 A, Ref. RB(a)	5.00%	12/01/2045	605	610,100
Salt River Project Agricultural Improvement & Power District, Series 2016 A, Ref. RB	5.00%	01/01/2025	55	55,085
Salt River Project Agricultural Improvement & Power District, Series 2017, Ref. RB	5.00%	01/01/2025	25	25,038
University of Arizona (The) (Stimulus Plan for Economic and Educational Development), Series 2014, RB(a)(b)	5.00%	01/21/2025	500	501,240
University of Arizona Board of Regents, Series 2015 D, RB	5.00%	07/01/2041	25	25,182
University of Arizona Board of Regents, Series 2015 D, RB	5.00%	07/01/2046	125	125,736
				3,928,133
Arkansas-0.01%
Arkansas (State of), Series 2015, Ref. GO Bonds	4.00%	06/01/2025	25	25,016
California-17.03%
Alameda Unified School District (Election of 2014), Series 2015 A, GO Bonds	5.00%	08/01/2039	30	30,367
Antelope Valley Community College District, Series 2015, Ref. GO Bonds(a)(b)	5.00%	02/15/2025	125	125,535
Bay Area Toll Authority (San Francisco Bay Area), Series 2023 F-1, RB	5.00%	04/01/2025	1,000	1,006,868
Beaumont (City of), CA Public Improvement Authority, Series 2018 A, RB, (INS - AGM)(c)	5.00%	09/01/2049	100	103,773
California (State of), Series 2013, Ref. GO Bonds(a)(b)	3.00%	12/04/2024	100	99,999
California (State of), Series 2014, Ref. GO Bonds(a)(b)	5.00%	12/04/2024	1,000	1,000,102
California (State of), Series 2015 B, Ref. GO Bonds	5.00%	09/01/2025	50	50,842
California (State of), Series 2015 C, Ref. GO Bonds(a)(b)	5.00%	02/01/2025	100	100,329
California (State of), Series 2015 C, Ref. GO Bonds(a)(b)	5.00%	02/01/2025	80	80,263
California (State of), Series 2015 C, Ref. GO Bonds	5.00%	09/01/2028	865	876,922
California (State of), Series 2015 C, Ref. GO Bonds	5.00%	09/01/2030	60	60,751
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2025 Municipal Bond ETF (BSMP)—(continued)
November 30, 2024
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
California (State of), Series 2015 C, Ref. GO Bonds	5.00%	09/01/2032	$75	$75,828
California (State of), Series 2015 C, Ref. GO Bonds	5.00%	09/01/2034	175	176,390
California (State of), Series 2015, GO Bonds	5.00%	03/01/2027	100	100,463
California (State of), Series 2015, GO Bonds	5.00%	03/01/2045	325	325,735
California (State of), Series 2015, GO Bonds	5.00%	08/01/2045	815	820,168
California (State of), Series 2015, Ref. GO Bonds	5.00%	03/01/2027	360	361,665
California (State of), Series 2015, Ref. GO Bonds	5.00%	08/01/2027	150	151,918
California (State of), Series 2015, Ref. GO Bonds	5.00%	03/01/2028	200	200,905
California (State of), Series 2015, Ref. GO Bonds	5.00%	08/01/2029	100	101,179
California (State of), Series 2015, Ref. GO Bonds	5.00%	08/01/2033	55	55,489
California (State of), Series 2015, Ref. GO Bonds	5.00%	08/01/2034	1,750	1,762,356
California (State of), Series 2015, Ref. GO Bonds	5.00%	08/01/2035	1,150	1,158,044
California (State of), Series 2016, Ref. GO Bonds	5.00%	09/01/2025	50	50,842
California (State of), Series 2017, Ref. GO Bonds	5.00%	08/01/2025	155	157,300
California (State of), Series 2018, Ref. GO Bonds	5.00%	10/01/2025	650	662,279
California (State of), Series 2020, GO Bonds	5.00%	11/01/2025	1,250	1,276,224
California (State of), Series 2020, GO Bonds	4.00%	11/01/2050	30	30,038
California (State of), Series 2021, GO Bonds	4.00%	10/01/2025	2,000	2,021,477
California (State of), Series 2021, Ref. GO Bonds	5.00%	10/01/2025	725	738,696
California (State of), Series 2021, Ref. GO Bonds	5.00%	12/01/2025	410	419,269
California (State of), Series 2022, GO Bonds	5.00%	09/01/2025	1,090	1,108,351
California (State of), Series 2023, Ref. GO Bonds	5.00%	09/01/2025	1,000	1,016,836
California (State of) (Bid Group B), Series 2020, Ref. GO Bonds	5.00%	11/01/2025	1,000	1,020,980
California (State of) Department of Water Resources (Central Valley), Series 2014 AS, RB	5.00%	12/01/2025	20	20,022
California (State of) Department of Water Resources (Central Valley), Series 2020 BB, Ref. RB	5.00%	12/01/2025	55	56,189
California (State of) Educational Facilities Authority (Pepperdine University), Series 2015, Ref. RB(a)(b)	5.00%	09/01/2025	5	5,085
California (State of) Educational Facilities Authority (Santa Clara University), Series 2015, Ref. RB	5.00%	04/01/2045	80	80,403
California (State of) Educational Facilities Authority (University of Southern California), Series 2015 A, Ref. RB(a)	5.00%	10/01/2025	105	107,027
California (State of) Health Facilities Financing Authority (Cedars-Sinai Medical Center), Series 2015, Ref. RB	5.00%	11/15/2027	5	5,097
California (State of) Health Facilities Financing Authority (Cedars-Sinai Medical Center), Series 2015, Ref. RB	5.00%	11/15/2029	500	509,216
California (State of) Health Facilities Financing Authority (Stanford Health Care), Series 2015 A, RB	5.00%	08/15/2054	500	506,448
California (State of) Health Facilities Financing Authority (Sutter Health), Series 2015 A, Ref. RB(a)(b)	5.00%	08/15/2025	100	101,499
California (State of) Health Facilities Financing Authority (Sutter Health), Series 2016 A, RB(a)(b)	3.25%	11/15/2025	90	90,429
California (State of) Health Facilities Financing Authority (Sutter Health), Series 2016 A, RB(a)(b)	5.00%	11/15/2025	55	56,177
California (State of) Health Facilities Financing Authority (Sutter Health), Series 2016 A, RB(a)(b)	5.00%	11/15/2025	230	234,921
California (State of) Health Facilities Financing Authority (Sutter Health), Series 2016 A, RB(a)(b)	5.00%	11/15/2025	500	510,698
California (State of) Infrastructure & Economic Development Bank (Bay Area Toll Bridges), Series 2003 A, RB(a)	5.00%	07/01/2025	120	121,611
California (State of) Infrastructure & Economic Development Bank (Segerstrom Center for the Arts), Series 2017, Ref. RB(a)	5.00%	01/01/2025	200	200,301
California (State of) Municipal Finance Authority (Community Medical Centers), Series 2015 A, Ref. RB(a)(b)	5.00%	02/01/2025	200	200,658
California (State of) Municipal Finance Authority (Community Medical Centers), Series 2015 A, Ref. RB(a)(b)	5.00%	02/01/2025	60	60,197
California (State of) Public Works Board, Series 2015 F, Ref. RB	5.00%	05/01/2027	150	151,173
California (State of) Public Works Board, Series 2015 H, RB	3.50%	12/01/2035	70	69,453
California (State of) Public Works Board, Series 2022 C, Ref. RB	5.00%	08/01/2025	60	60,870
California (State of) Public Works Board (Vaious Capital), Series 2023 B, Ref. RB	5.00%	12/01/2025	300	306,782
California (State of) Public Works Board (Various Capital), Series 2017 B, Ref. RB(a)	5.00%	10/01/2025	5	5,092
California (State of) Public Works Board (Various Capital), Series 2017 B, Ref. RB	5.00%	10/01/2025	120	122,217
California (State of) Public Works Board (Various Capital), Series 2023, Ref. RB	5.00%	09/01/2025	15	15,247
California State University, Series 2015 A, Ref. RB	5.00%	11/01/2027	100	102,141
California State University, Series 2015 A, Ref. RB	5.00%	11/01/2031	150	152,918
California State University, Series 2015 A, Ref. RB	5.00%	11/01/2038	1,000	1,017,377
California State University, Series 2015 A, Ref. RB	5.00%	11/01/2043	660	669,901
California State University, Series 2015 A, Ref. RB	5.00%	11/01/2047	50	50,694
Chino Basin Regional Financing Authority, Series 2020 B, RN	4.00%	11/01/2025	225	226,818
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2025 Municipal Bond ETF (BSMP)—(continued)
November 30, 2024
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
Coronado Community Development Agency Successor Agency, Series 2018 A, Ref. RB	5.00%	09/01/2033	$55	$55,804
Corona-Norco Unified School District (Election of 2014), Series 2015 A, GO Bonds(a)(b)	5.00%	08/01/2025	25	25,376
East Bay Municipal Utility District, Series 2015 A, Ref. RB	5.00%	06/01/2027	30	30,354
East Bay Municipal Utility District, Series 2015 A, Ref. RB	5.00%	06/01/2029	265	267,854
Glendale Unified School District, Series 2015 B, Ref. GO Bonds(a)(b)	4.00%	09/01/2025	5	5,049
Long Beach (City of), CA, Series 2020, Ref. RB	5.00%	05/15/2025	30	30,302
Long Beach Unified School District (Election of 2022), Series 2023 A, GO Bonds	5.00%	08/01/2025	5	5,073
Los Angeles (City of), CA, Series 2018 B, Ref. RB	5.00%	06/01/2025	10	10,112
Los Angeles (City of), CA Department of Airports, Series 2015 C, Ref. RB	5.00%	05/15/2038	75	75,630
Los Angeles (City of), CA Department of Water & Power, Series 2015 A, Ref. RB(a)(b)	5.00%	01/01/2025	40	40,060
Los Angeles (City of), CA Department of Water & Power, Series 2015 A, Ref. RB(a)(b)	5.00%	01/01/2025	65	65,098
Los Angeles (City of), CA Department of Water & Power, Series 2015 A, Ref. RB(a)(b)	5.00%	01/01/2025	45	45,068
Los Angeles (City of), CA Department of Water & Power, Series 2022 C, Ref. RB	5.00%	07/01/2025	1,005	1,018,084
Los Angeles (County of), CA Metropolitan Transportation Authority (Green Bonds), Series 2020 A, RB	5.00%	06/01/2025	215	217,504
Los Angeles (County of), CA Public Works Financing Authority, Series 2016 D, RB	4.00%	12/01/2040	30	30,057
Los Angeles (County of), CA Public Works Financing Authority, Series 2016 D, RB	5.00%	12/01/2045	200	202,678
Los Angeles (County of), CA Sanitation Districts Financing Authority (Capital), Series 2015 A, Ref. RB	5.00%	10/01/2034	400	406,541
Los Angeles Community College District (Election of 2016), Series 2022 C-1, GO Bonds	5.00%	08/01/2025	90	91,407
Los Angeles Community College District (Election of 2016), Series 2023 D, GO Bonds	5.00%	08/01/2025	175	177,736
Los Angeles Unified School District, Series 2016 A, Ref. GO Bonds	5.00%	07/01/2025	50	50,674
Los Angeles Unified School District, Series 2016 B, Ref. GO Bonds	5.00%	07/01/2025	40	40,539
Los Angeles Unified School District, Series 2017 A, Ref. GO Bonds	5.00%	07/01/2025	110	111,483
Los Angeles Unified School District, Series 2020 C, GO Bonds	5.00%	07/01/2025	85	86,146
Los Angeles Unified School District, Series 2024 A, Ref. GO Bonds	5.00%	07/01/2025	110	111,483
Los Angeles Unified School District (Election of 2008), Series 2016 A, GO Bonds	5.00%	07/01/2027	95	96,191
Los Angeles Unified School District (Sustainability Bonds), Series 2023 A, COP	5.00%	10/01/2025	250	254,102
Los Rios Community College District, Series 2021 E, GO Bonds	3.00%	08/01/2025	1,050	1,051,939
Metropolitan Water District of Southern California, Series 2015 A, RB(a)(b)	5.00%	07/01/2025	500	506,713
Metropolitan Water District of Southern California, Series 2019 A, Ref. RB	5.00%	07/01/2025	250	253,458
Modesto Irrigation District, Series 2015 A, RB	5.00%	10/01/2040	235	238,319
Monterey (City of), CA, Series 2015, COP	4.00%	09/01/2045	35	35,046
Municipal Improvement Corp. of Los Angeles (Real Property), Series 2016 B, Ref. RB	5.00%	11/01/2025	100	102,189
Oakland (City of), CA, Series 2015 A, Ref. GO Bonds	4.00%	01/15/2039	20	20,030
Oakland Unified School District, Series 2015, Ref. GO Bonds, (INS - AGM)(c)	5.00%	08/01/2025	25	25,358
Orange (County of), CA Local Transportation Authority, Series 2019, RB	5.00%	02/15/2025	40	40,170
Orange (County of), CA Water District, Series 2021 A, COP	4.00%	02/15/2025	50	50,065
Palomar Community College District (Election of 2006), Series 2015 C, GO Bonds(a)(b)	5.00%	08/01/2025	5	5,074
Peralta Community College District, Series 2016 A, Ref. GO Bonds	4.00%	08/01/2039	20	20,007
Riverside (County of), CA Public Financing Authority (Capital Facilities), Series 2015, RB(a)(b)	4.13%	11/01/2025	185	187,598
Riverside (County of), CA Public Financing Authority (Capital Facilities), Series 2015, RB(a)(b)	5.25%	11/01/2025	90	92,172
Riverside (County of), CA Public Financing Authority (Capital Facilities), Series 2015, RB(a)(b)	5.25%	11/01/2025	10	10,241
Sacramento (City of), CA Municipal Utility District, Series 2015, Ref. RB	5.00%	07/01/2029	30	30,381
Sacramento (City of), CA Municipal Utility District, Series 2022 J, Ref. RB	5.00%	08/15/2025	100	101,661
Sacramento (County of), CA Water Financing Authority, Series 2022 A, RB	4.00%	11/01/2025	165	166,453
San Bernardino (County of), CA (Arrowhead), Series 2019 A, Ref. COP	5.00%	10/01/2025	25	25,454
San Diego (City of), CA Public Facilities Financing Authority, Series 2016 B, Ref. RB	5.00%	08/01/2025	10	10,154
San Diego (County of), CA Water Authority, Series 2015, Ref. RB	5.00%	05/01/2029	100	100,925
San Diego Community College District, Series 2016, Ref. GO Bonds	5.00%	08/01/2025	10	10,150
San Diego Unified School District, Series 2015 R-4, Ref. GO Bonds	5.00%	07/01/2025	120	121,590
San Diego Unified School District, Series 2015 R-4, Ref. GO Bonds	5.00%	07/01/2027	25	25,324
San Diego Unified School District (Election of 1998), Series 2004 D-1, Ref. GO Bonds, (INS - NATL)(c)	5.50%	07/01/2025	20	20,320
San Diego Unified School District (Election of 1998), Series 2005 E-2, Ref. GO Bonds, (INS - AGM)(c)	5.50%	07/01/2025	30	30,480
San Francisco (City & County of), CA, Series 2022 R-1, Ref. GO Bonds	5.00%	06/15/2025	10	10,121
San Francisco (City & County of), CA (Moscone Convention Center Expansion), Series 2017 B, COP	5.00%	04/01/2029	35	35,595
San Francisco (City & County of), CA Public Utilities Commission, Series 2015, Ref. RB	5.00%	11/01/2027	250	252,204
San Francisco (City & County of), CA Public Utilities Commission, Series 2016 B, RB	4.00%	10/01/2046	350	350,536
San Francisco (City & County of), CA Public Utilities Commission, Series 2016, Ref. RB	5.00%	11/01/2025	15	15,316
San Francisco Bay Area Rapid Transit District, Series 2015 A, Ref. RB	5.00%	07/01/2025	100	101,314
San Francisco Bay Area Rapid Transit District, Series 2015 A, Ref. RB	5.00%	07/01/2028	115	116,468
San Francisco Bay Area Rapid Transit District (Election of 2004), Series 2015 D, Ref. GO Bonds	5.00%	08/01/2029	90	91,300
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2025 Municipal Bond ETF (BSMP)—(continued)
November 30, 2024
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
San Francisco Bay Area Rapid Transit District (Election of 2004), Series 2015 D, Ref. GO Bonds	4.00%	08/01/2035	$150	$150,356
San Francisco Unified School District, Series 2020, Ref. GO Bonds	4.00%	06/15/2025	1,185	1,192,293
San Joaquin Hills Transportation Corridor Agency, Series 2014 A, Ref. RB(a)(b)	5.00%	01/15/2025	1,100	1,102,792
San Joaquin Hills Transportation Corridor Agency, Series 2014 B, Ref. RB	5.25%	01/15/2044	1,000	1,001,511
San Joaquin Hills Transportation Corridor Agency, Series 2014 B, Ref. RB	5.25%	01/15/2049	1,000	1,001,409
San Jose (City of), CA Redevelopment Agency Successor Agency, Series 2017 B, Ref. RB	5.00%	08/01/2025	100	101,384
San Jose Unified School District, Series 2016, Ref. GO Bonds	5.00%	08/01/2032	5	5,073
San Mateo & Foster (Cities of), CA Public Financing Authority (Clean Water Program), Series 2021 B, RB(a)	5.00%	08/01/2025	570	578,646
San Mateo & Foster (Cities of), CA Public Financing Authority (Estero Municipal Improvement District), Series 2021 A, RB(a)	5.00%	08/01/2025	50	50,758
San Mateo County Community College District, Series 2015 A, GO Bonds(a)(b)	5.00%	09/01/2025	65	66,099
San Mateo County Transit District, Series 2015 A, Ref. RB	5.00%	06/01/2029	1,000	1,010,274
San Mateo Foster City School District (Election of 2015), Series 2016 A, GO Bonds(a)(b)	4.00%	08/01/2025	5	5,043
Santa Clara (County of), CA Financing Authority, Series 2016 Q, Ref. RB	3.00%	05/15/2034	250	245,767
Santa Clara Unified School District, Series 2023, GO Bonds	5.00%	07/01/2025	10	10,133
Santa Clara Valley Transportation Authority, Series 2023 A, Ref. RB	5.00%	04/01/2025	500	503,967
South San Francisco Unified School District (Measure J), Series 2016 C, GO Bonds	4.00%	09/01/2037	25	25,045
Tustin Unified School District (Community Facilities District No. 97-1), Series 2015 A, Ref. RB, (INS - BAM)(c)	5.00%	09/01/2038	150	151,897
University of California, Series 2015 AO, Ref. RB	5.00%	05/15/2027	35	35,353
University of California, Series 2015 AO, Ref. RB	5.00%	05/15/2031	40	40,351
University of California, Series 2017 AY, Ref. RB	5.00%	05/15/2025	20	20,208
University of California, Series 2022 S, Ref. RB	5.00%	05/15/2025	305	308,170
University of California, Series 2023 BM, Ref. RB	5.00%	05/15/2025	10	10,104
University of California (Limited), Series 2015 I, Ref. RB	5.00%	05/15/2025	30	30,312
University of California (Limited), Series 2015 I, Ref. RB	5.00%	05/15/2028	1,030	1,040,240
University of California (Limited), Series 2015 I, Ref. RB	5.00%	05/15/2029	40	40,380
University of California (Limited), Series 2015 I, Ref. RB	5.00%	05/15/2030	120	121,084
University of California (Limited), Series 2015 I, Ref. RB	5.00%	05/15/2032	60	60,504
University of California (Limited), Series 2015 I, Ref. RB	4.00%	05/15/2033	50	50,157
University of California (Limited), Series 2015 I, Ref. RB	4.00%	05/15/2035	500	501,329
University of California (Limited), Series 2015 I, Ref. RB	5.00%	05/15/2040	330	332,238
Ventura County Community College District, Series 2015, Ref. GO Bonds(a)(b)	5.00%	08/01/2025	10	10,145
Vista Joint Powers Financing Authority, Series 2015, Ref. RB	5.25%	05/01/2037	45	45,393
Yosemite Community College District, Series 2015, Ref. GO Bonds(a)(b)	5.00%	08/01/2025	20	20,303
Yosemite Community College District, Series 2015, Ref. GO Bonds(a)(b)	5.00%	08/01/2025	85	86,289
				40,904,381
Colorado-1.02%
Adams & Weld Counties School District No. 27J Brighton, Series 2015, GO Bonds	5.00%	12/01/2040	10	10,135
Adams (County of), CO, Series 2015, Ref. COP	4.00%	12/01/2040	200	200,534
Adams (County of), CO , Series 2015, Ref. COP	4.00%	12/01/2045	35	35,006
Adams 12 Five Star Schools, Series 2014, Ref. GO Bonds	5.00%	12/15/2025	45	46,027
Anthem West Metropolitan District, Series 2015, Ref. GO Bonds, (INS - BAM)(c)	4.13%	12/01/2044	5	5,012
Arapahoe County School District No. 5 Cherry Creek, Series 2017, GO Bonds	5.00%	12/15/2031	105	107,029
Arapahoe County School District No. 6 Littleton, Series 2019 A, GO Bonds	5.00%	12/01/2025	25	25,528
Board of Governors of Colorado State University System, Series 2015 A, RB	4.13%	03/01/2055	350	350,037
Boulder Valley School District No. Re-2 Boulder, Series 2015, GO Bonds	5.00%	12/01/2038	200	201,556
Colorado (State of), Series 2018 A, COP	5.00%	12/15/2025	35	35,781
Colorado (State of), Series 2021 A, COP	5.00%	12/15/2025	80	81,784
Colorado (State of) Health Facilities Authority (CommonSpirit Health), Series 2019 A, Ref. RB	5.00%	08/01/2025	50	50,560
Colorado (State of) Health Facilities Authority (SCL Health System), Series 2019 A, Ref. RB	5.00%	01/01/2025	200	200,299
Colorado (State of) Higher Education, Series 2014 A, Ref. COP	5.00%	11/01/2025	145	147,778
Colorado (State of) Regional Transportation District, Series 2015, COP	5.00%	06/01/2027	165	166,536
Colorado Springs (City of), CO, Series 2018 A-1, Ref. RB	5.00%	11/15/2025	20	20,418
Denver (City & County of), CO, Series 2022 C, Ref. RB	5.00%	11/15/2025	5	5,098
Denver (City & County of), CO, Series 2024 B, GO Bonds	5.00%	08/01/2025	10	10,145
Denver City & County School District No. 1, Series 2014 B, Ref. GO Bonds	5.00%	12/01/2025	150	150,227
Denver City & County School District No. 1, Series 2016, Ref. GO Bonds	5.00%	12/01/2025	45	45,937
Denver City & County School District No. 1, Series 2017, GO Bonds	5.00%	12/01/2025	10	10,208
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2025 Municipal Bond ETF (BSMP)—(continued)
November 30, 2024
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Colorado-(continued)
Douglas County School District No. Re-1 Douglas & Elbert Counties, Series 2022, Ref. GO Bonds	5.00%	12/15/2025	$30	$30,660
Park Creek Metropolitan District, Series 2015, Ref. RB	5.00%	12/01/2045	275	277,080
St. Vrain Valley School District Re-1J (Boulder, Larimer & Weld Counties and the City and County of Broomfield), Series 2016 A, Ref. GO Bonds	4.00%	12/15/2032	25	25,246
University of Colorado, Series 2017 A-2, Ref. RB	5.00%	06/01/2025	130	131,289
University of Northern Colorado, Series 2015 A, Ref. RB, (CEP - Colorado Higher Education Intercept Program)	4.00%	06/01/2040	75	75,144
				2,445,054
Connecticut-2.36%
Connecticut (State of), Series 2014 H, Ref. GO Bonds	5.00%	11/15/2025	15	15,301
Connecticut (State of), Series 2015 A, GO Bonds	5.00%	03/15/2027	200	201,123
Connecticut (State of), Series 2015 A, GO Bonds	5.00%	03/15/2028	210	211,196
Connecticut (State of), Series 2015 B, GO Bonds	5.00%	06/15/2025	50	50,537
Connecticut (State of), Series 2015 B, GO Bonds	5.00%	06/15/2029	90	90,958
Connecticut (State of), Series 2015 F, GO Bonds	5.00%	11/15/2025	5	5,100
Connecticut (State of), Series 2015 F, GO Bonds	5.00%	11/15/2027	135	137,586
Connecticut (State of), Series 2015 F, GO Bonds	5.00%	11/15/2028	10	10,189
Connecticut (State of), Series 2015 F, GO Bonds	5.00%	11/15/2030	45	45,830
Connecticut (State of), Series 2016 E, GO Bonds	5.00%	10/15/2025	10	10,181
Connecticut (State of), Series 2018 B, RB	5.00%	10/01/2025	200	203,364
Connecticut (State of), Series 2020 A, GO Bonds	5.00%	01/15/2025	1,000	1,002,191
Connecticut (State of), Series 2021 A, GO Bonds	4.00%	01/15/2025	105	105,107
Connecticut (State of), Series 2021 D, RB	5.00%	11/01/2025	1,000	1,018,702
Connecticut (State of), Series 2022 D, Ref. GO Bonds	5.00%	09/15/2025	195	198,088
Connecticut (State of) (Transportation Infrastructure), Series 2014 A, Ref. RB	5.00%	09/01/2025	500	500,071
Connecticut (State of) (Transportation Infrastructure), Series 2015 A, RB	5.00%	08/01/2027	75	75,995
Connecticut (State of) (Transportation Infrastructure), Series 2015 A, RB	5.00%	08/01/2028	300	303,965
Connecticut (State of) (Transportation Infrastructure), Series 2015 A, RB	5.00%	08/01/2029	85	86,113
Connecticut (State of) (Transportation Infrastructure), Series 2015 A, RB	5.00%	08/01/2031	480	485,923
Connecticut (State of) (Transportation Infrastructure), Series 2015 A, RB	5.00%	08/01/2033	95	96,105
Connecticut (State of) (Transportation Infrastructure), Series 2015 A, RB	5.00%	08/01/2034	240	242,724
Connecticut (State of) (Transportation Infrastructure), Series 2015 A, RB	5.00%	08/01/2035	40	40,426
Connecticut (State of) (Transportation Infrastructure), Series 2018 A, RB	5.00%	01/01/2025	75	75,107
Connecticut (State of) Health & Educational Facilities Authority, Series 2015 L, Ref. RB	4.13%	07/01/2041	205	205,240
Connecticut (State of) Health & Educational Facilities Authority (Yale University), Series 2018 A, Ref. RB	5.00%	07/01/2025	250	253,110
				5,670,232
Delaware-0.21%
Delaware (State of), Series 2017 A, Ref. GO Bonds	5.00%	01/01/2025	200	200,302
Delaware (State of), Series 2020 A, GO Bonds	5.00%	01/01/2025	300	300,454
				500,756
District of Columbia-0.23%
District of Columbia, Series 2014 A, Ref. RB	5.00%	12/01/2025	70	71,541
District of Columbia, Series 2015 A, GO Bonds(a)(b)	5.00%	06/01/2025	5	5,046
District of Columbia, Series 2015 A, GO Bonds	5.00%	06/01/2025	20	20,203
District of Columbia, Series 2017 D, GO Bonds	5.00%	06/01/2025	5	5,051
District of Columbia, Series 2018 B, Ref. GO Bonds	5.00%	06/01/2025	275	277,794
District of Columbia, Series 2019 A, GO Bonds	5.00%	10/15/2025	30	30,557
District of Columbia, Series 2019 A, RB	5.00%	03/01/2025	35	35,172
District of Columbia, Series 2019 C, Ref. RB	5.00%	10/01/2025	40	40,719
District of Columbia, Series 2020 B, Ref. RB	5.00%	10/01/2025	35	35,629
District of Columbia, Series 2022 C, Ref. RB	5.00%	12/01/2025	20	20,440
				542,152
Florida-2.80%
Broward (County of), FL School Board, Series 2015 A, Ref. COP	5.00%	07/01/2025	70	70,774
Broward (County of), FL School Board, Series 2015 B, Ref. COP	5.00%	07/01/2030	165	166,398
Broward (County of), FL School Board, Series 2015 B, Ref. COP	5.00%	07/01/2031	95	95,767
Central Florida Expressway Authority, Series 2016 B, Ref. RB	5.00%	07/01/2025	80	80,879
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2025 Municipal Bond ETF (BSMP)—(continued)
November 30, 2024
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Florida-(continued)
Florida (State of), Series 2016 A, Ref. RB	5.00%	07/01/2025	$45	$45,539
Florida (State of), Series 2016 B, Ref. RB	5.00%	07/01/2025	20	20,240
Florida (State of), Series 2017 A, Ref. RB	5.00%	07/01/2025	515	521,168
Florida (State of) (Capital Outlay), Series 2015 E, Ref. GO Bonds	4.00%	06/01/2032	135	135,463
Florida (State of) (Department of Transportation), Series 2015 A, Ref. GO Bonds	5.00%	07/01/2025	100	101,198
Florida (State of) Department of Environmental Protection (FL Forever), Series 2014, Ref. RB	5.00%	07/01/2025	500	501,713
Florida (State of) Department of Environmental Protection (FL Forever), Series 2016 A, Ref. RB	5.00%	07/01/2025	65	65,767
Florida (State of) Department of Transportation, Series 2022 A, Ref. RB	5.00%	07/01/2025	110	111,311
Florida (State of) Municipal Power Agency, Series 2017 A, Ref. RB	5.00%	10/01/2025	55	55,843
Florida Keys Aqueduct Authority, Series 2019 A, RB	5.00%	09/01/2049	975	980,989
Florida Keys Aqueduct Authority, Series 2021 B, RB	5.00%	09/01/2025	100	101,460
FSU Financial Assistance, Inc., Series 2015 A, RB	4.25%	10/01/2045	50	50,055
Gainesville (City of), FL, Series 2017 A, RB(a)	5.00%	10/01/2025	10	10,160
Gainesville (City of), FL, Series 2017 A, RB	5.00%	10/01/2025	40	40,650
Hillsborough (County of), FL, Series 2015, RB	3.75%	10/01/2045	200	195,432
Hillsborough (County of), FL, Series 2015, Ref. RB	5.00%	11/01/2025	130	132,313
Jacksonville (City of), FL, Series 2015, Ref. RB	5.00%	10/01/2027	115	116,727
Jacksonville (City of), FL, Series 2015, Ref. RB	5.00%	10/01/2029	30	30,438
JEA Water & Sewer System, Series 2017 A, Ref. RB	5.00%	10/01/2025	135	137,371
Lake (County of), FL School Board, Series 2015 B, Ref. COP, (INS - AGM)(c)	5.00%	06/01/2031	100	100,650
Lee (County of), FL, Series 2015, Ref. RB	5.00%	10/01/2033	45	45,463
Miami (City of) & Dade (County of), FL School Board, Series 2015 A, Ref. COP	5.00%	05/01/2025	45	45,346
Miami (City of) & Dade (County of), FL School Board, Series 2015 A, Ref. COP	5.00%	05/01/2028	200	201,527
Miami (City of) & Dade (County of), FL School Board, Series 2015 A, Ref. COP	5.00%	05/01/2030	125	125,913
Miami (City of) & Dade (County of), FL School Board, Series 2015 A, Ref. COP	5.00%	05/01/2032	50	50,340
Miami Beach (City of), FL, Series 2015, RB	4.00%	09/01/2045	260	260,104
Miami Beach (City of), FL, Series 2015, RB	5.00%	09/01/2045	210	210,782
Miami-Dade (County of), FL, Series 2015, Ref. RB	5.00%	10/01/2025	450	457,569
Miami-Dade (County of), FL (Jackson Health System), Series 2015 A, Ref. RB	4.00%	06/01/2036	20	20,056
Miami-Dade (County of), FL Educational Facilities Authority (University of Miami), Series 2015 A, Ref. RB	5.00%	04/01/2040	265	266,600
Miami-Dade (County of), FL Educational Facilities Authority (University of Miami), Series 2015 A, Ref. RB	5.00%	04/01/2045	185	186,117
Mid-Bay Bridge Authority, Series 2015 A, Ref. RB	5.00%	10/01/2035	35	35,319
Orange (County of), FL School Board, Series 2015 C, Ref. COP(a)(b)	5.00%	08/01/2025	40	40,501
Orange (County of), FL School Board, Series 2015 C, Ref. COP(a)(b)	5.00%	08/01/2025	35	35,438
Orange (County of), FL School Board, Series 2015 C, Ref. COP(a)(b)	5.00%	08/01/2025	5	5,063
Orlando (City of), FL Utilities Commission, Series 2013 A, Ref. RB	5.00%	10/01/2025	140	142,332
Palm Beach (County of), FL, Series 2015 D, RB(a)(b)	5.00%	12/01/2025	15	15,317
Palm Beach (County of), FL Solid Waste Authority, Series 2015, Ref. RB	5.00%	10/01/2028	100	100,607
Palm Beach County School District, Series 2015 C, Ref. COP	5.00%	08/01/2030	55	55,600
Palm Beach County School District, Series 2015 D, Ref. COP	5.00%	08/01/2027	60	60,674
Palm Beach County School District, Series 2015 D, Ref. COP	5.00%	08/01/2030	275	278,000
Palm Beach County School District, Series 2017 A, Ref. COP	5.00%	08/01/2025	20	20,268
South Florida Water Management District, Series 2016, Ref. COP	5.00%	10/01/2025	35	35,586
Tallahassee (City of), FL (Tallahassee Memorial Health Care, Inc.), Series 2016, RB	5.00%	12/01/2055	35	34,945
Tampa Bay (City of), FL Water, Series 2015 A, Ref. RB	4.00%	10/01/2028	25	25,141
Tampa Bay (City of), FL Water, Series 2015 A, Ref. RB	4.00%	10/01/2030	20	20,066
Tampa Bay (City of), FL Water, Series 2016 C, Ref. RB	5.00%	10/01/2025	65	66,066
Village Community Development District No. 7, Series 2015, Ref. RB	4.00%	05/01/2036	5	4,974
Volusia (County of), FL Educational Facility Authority, Series 2015 B, RB(a)(b)	5.00%	04/15/2025	15	15,101
				6,729,120
Georgia-3.16%
Atlanta (City of), GA, Series 2015, Ref. RB(a)(b)	5.00%	05/01/2025	25	25,213
Atlanta (City of), GA, Series 2015, Ref. RB(a)(b)	5.00%	05/01/2025	350	352,984
Atlanta (City of), GA, Series 2015, Ref. RB	5.00%	11/01/2025	35	35,283
Atlanta (City of), GA, Series 2015, Ref. RB	5.00%	11/01/2028	700	705,941
Atlanta (City of), GA, Series 2015, Ref. RB	5.00%	11/01/2030	110	110,912
Atlanta (City of), GA, Series 2015, Ref. RB	5.00%	11/01/2031	20	20,162
Atlanta (City of), GA, Series 2015, Ref. RB	5.00%	11/01/2032	190	191,502
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2025 Municipal Bond ETF (BSMP)—(continued)
November 30, 2024
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Georgia-(continued)
Atlanta (City of), GA, Series 2015, Ref. RB	5.00%	11/01/2040	$1,025	$1,031,276
Atlanta Development Authority (The), Series 2015 A-1, RB	5.25%	07/01/2044	350	352,753
DeKalb (County of), GA, Series 2006 B, Ref. RB	5.25%	10/01/2025	100	102,018
Forsyth (County of), GA, Series 2019, GO Bonds	5.00%	09/01/2025	60	60,898
Gainesville (City of) & Hall (County of), GA Hospital Authority (Northeast Georgia Health System, Inc.), Series 2014 S, Ref. RB(a)(b)	5.25%	02/15/2025	100	100,443
Gainesville (City of) & Hall (County of), GA Hospital Authority (Northeast Georgia Health System, Inc.), Series 2014 S, Ref. RB(a)(b)	5.50%	02/15/2025	100	100,493
Georgia (State of), Series 2015 A, GO Bonds	4.00%	02/01/2033	5	5,006
Georgia (State of), Series 2015 A, GO Bonds	3.50%	02/01/2035	100	100,003
Georgia (State of), Series 2016 C-1, Ref. GO Bonds	4.00%	07/01/2025	140	140,998
Georgia (State of), Series 2016 E, Ref. GO Bonds	5.00%	12/01/2025	440	449,947
Georgia (State of), Series 2017 A-1, GO Bonds	5.00%	02/01/2025	10	10,034
Georgia (State of), Series 2018 A, GO Bonds	5.00%	07/01/2025	50	50,642
Georgia (State of), Series 2020 A, GO Bonds	5.00%	08/01/2025	125	126,855
Georgia (State of) (Bidding Group 3), Series 2022 C, Ref. GO Bonds	4.00%	07/01/2025	600	604,278
Georgia (State of) (Tranche 2), Series 2015 A, GO Bonds	5.00%	02/01/2027	370	371,242
Georgia (State of) Higher Education Facilities Authority (USG Real Estate Foundation I, LLC), Series 2015, RB	4.13%	06/15/2040	50	49,772
Georgia (State of) Municipal Electric Authority (Plant Vogtle Units 3 & 4), Series 2015 A, RB	5.00%	07/01/2060	175	175,112
Georgia (State of) Municipal Electric Authority (Plant Vogtle Units 3 & 4), Series 2015 A, RB	5.50%	07/01/2060	100	100,734
Georgia (State of) Road & Tollway Authority (Garvee), Series 2020, RB	5.00%	06/01/2025	50	50,491
Glynn (County of) & Brunswick (City of), GA Memorial Hospital Authority (Southeast Georgia Health System), Series 2015, Ref. RAC	5.00%	08/01/2034	75	75,400
Gwinnett (County of), GA Water & Sewerage Authority, Series 2021, Ref. RB	4.00%	08/01/2025	500	504,121
Gwinnett County School District, Series 2010, Ref. GO Bonds	5.00%	02/01/2025	100	100,315
Gwinnett County School District, Series 2015, Ref. GO Bonds	4.00%	02/01/2030	120	120,552
Gwinnett County School District, Series 2015, Ref. GO Bonds	5.00%	02/01/2031	55	55,693
Gwinnett County School District, Series 2015, Ref. GO Bonds	5.00%	02/01/2035	480	485,510
Gwinnett County School District, Series 2022 B, GO Bonds	5.00%	08/01/2025	90	91,276
Metropolitan Atlanta Rapid Transit Authority, Series 2018 A, Ref. RB	4.00%	07/01/2025	90	90,574
Muscogee County School District, Series 2021, GO Bonds	5.00%	10/01/2025	65	66,061
Private Colleges & Universities Authority (Emory University), Series 2020 B, Ref. RB	5.00%	09/01/2025	170	172,583
Private Colleges & Universities Authority (Mercer University), Series 2015, RB	5.00%	10/01/2045	300	302,225
Richmond (County of), GA Board of Education, Series 2023, GO Bonds	5.00%	10/01/2025	100	101,649
				7,590,951
Hawaii-0.96%
Hawaii (State of), Series 2015 EZ, Ref. GO Bonds(a)(b)	5.00%	10/01/2025	175	178,074
Hawaii (State of), Series 2015 EZ, Ref. GO Bonds	5.00%	10/01/2025	270	274,832
Hawaii (State of), Series 2016 FE, Ref. GO Bonds	5.00%	10/01/2025	130	132,326
Hawaii (State of), Series 2016 FG, GO Bonds	5.00%	10/01/2025	5	5,089
Hawaii (State of), Series 2016 FH, Ref. GO Bonds	5.00%	10/01/2025	80	81,432
Hawaii (State of), Series 2017 FN, Ref. GO Bonds	5.00%	10/01/2025	20	20,358
Hawaii (State of) Department of Budget & Finance (Queens Health System), Series 2015 A, Ref. RB	5.00%	07/01/2035	100	100,918
Honolulu (City & County of), HI, Series 2015 A, GO Bonds	5.00%	10/01/2028	25	25,411
Honolulu (City & County of), HI, Series 2015 A, GO Bonds	5.00%	10/01/2029	30	30,478
Honolulu (City & County of), HI, Series 2015 A, GO Bonds	5.00%	10/01/2038	50	50,582
Honolulu (City & County of), HI, Series 2015 B, Ref. GO Bonds	5.00%	10/01/2027	250	254,354
Honolulu (City & County of), HI, Series 2015 B, Ref. GO Bonds	5.00%	10/01/2028	195	198,203
Honolulu (City & County of), HI, Series 2015 B, Ref. GO Bonds	5.00%	10/01/2029	110	111,752
Honolulu (City & County of), HI, Series 2015 B, Ref. GO Bonds	5.00%	10/01/2030	75	76,120
Honolulu (City & County of), HI, Series 2015 B, Ref. RB(a)(b)	5.00%	07/01/2025	15	15,167
Honolulu (City & County of), HI, Series 2015 B, Ref. RB(a)(b)	5.00%	07/01/2025	10	10,111
Honolulu (City & County of), HI, Series 2015 C, Ref. GO Bonds	5.00%	10/01/2027	400	406,967
Honolulu (City & County of), HI, Series 2015 C, Ref. GO Bonds	5.00%	10/01/2029	75	76,195
Honolulu (City & County of), HI, Series 2015 C, Ref. GO Bonds	4.00%	10/01/2032	50	50,257
Honolulu (City & County of), HI (Green Bonds), Series 2015 A, RB(a)(b)	5.00%	07/01/2025	5	5,056
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2025 Municipal Bond ETF (BSMP)—(continued)
November 30, 2024
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Hawaii-(continued)
Honolulu (City & County of), HI (Honolulu Rail Transit), Series 2020 B, Ref. GO Bonds	5.00%	03/01/2025	$200	$200,970
Honolulu (City & County of), HI (Honolulu Rail Transit), Series 2023, Ref. GO Bonds	5.00%	03/01/2025	5	5,023
				2,309,675
Illinois-5.93%
Bolingbrook (Village of), IL, Series 2014, Ref. GO Bonds, (INS - AGM)(c)	4.00%	01/01/2038	105	105,062
Chicago (City of), IL, Series 2004, Ref. RB	5.00%	11/01/2025	400	406,754
Chicago (City of), IL, Series 2005 D, Ref. GO Bonds	5.50%	01/01/2040	105	105,001
Chicago (City of), IL (O’Hare International Airport), Series 2015 B, Ref. RB(a)(b)	5.00%	01/01/2025	725	725,941
Chicago (City of), IL (O’Hare International Airport), Series 2015 B, Ref. RB(a)(b)	5.00%	01/01/2025	135	135,175
Chicago (City of), IL (O’Hare International Airport), Series 2015 B, Ref. RB(a)(b)	5.00%	01/01/2025	235	235,305
Chicago (City of), IL (O’Hare International Airport), Series 2015 B, Ref. RB(a)(b)	5.00%	01/01/2025	25	25,032
Chicago (City of), IL (O’Hare International Airport), Series 2015 B, Ref. RB(a)(b)	5.00%	01/01/2025	25	25,032
Chicago (City of), IL (O’Hare International Airport), Series 2016 C, Ref. RB	5.00%	01/01/2025	25	25,037
Chicago (City of), IL Metropolitan Water Reclamation District, Series 2016 A, Ref. GO Bonds	5.00%	12/01/2025	1,020	1,040,833
Cook (County of), IL, Series 2021 A, Ref. GO Bonds	5.00%	11/15/2025	100	101,733
Cook (County of), IL, Series 2021 B, Ref. GO Bonds	4.00%	11/15/2025	100	100,802
Cook (County of), IL, Series 2022 A, Ref. GO Bonds	5.00%	11/15/2025	85	86,473
Du Page & Will Counties Community School District No. 204 Indian Prairie, Series 2017, Ref. GO Bonds	4.00%	12/30/2025	115	116,242
Illinois (State of), Series 2017 A, GO Bonds	5.00%	12/01/2025	1,665	1,695,808
Illinois (State of), Series 2017 D, GO Bonds	5.00%	11/01/2025	390	396,570
Illinois (State of), Series 2020 B, GO Bonds	5.00%	10/01/2025	55	55,847
Illinois (State of), Series 2020 D, GO Bonds	5.00%	10/01/2025	50	50,770
Illinois (State of), Series 2021 A, GO Bonds	5.00%	03/01/2025	1,485	1,490,996
Illinois (State of) Finance Authority, Series 2015, RB(a)(b)	5.00%	05/01/2025	450	453,277
Illinois (State of) Finance Authority (Ascension Health), Series 2016 C, Ref. RB	5.00%	02/15/2025	475	476,610
Illinois (State of) Finance Authority (Clean Water Initiative), Series 2016, RB	4.00%	01/01/2025	50	50,030
Illinois (State of) Finance Authority (Northshore Edward Elmhurst Health Credit Group), Series 2017, Ref. RB	5.00%	07/15/2025	10	10,112
Illinois (State of) Finance Authority (OSF Healthcare System), Series 2015 A, Ref. RB	5.00%	11/15/2035	960	967,576
Illinois (State of) Finance Authority (OSF Healthcare System), Series 2015 A, Ref. RB	4.13%	11/15/2037	50	50,008
Illinois (State of) Finance Authority (OSF Healthcare System), Series 2015 A, Ref. RB	5.00%	11/15/2045	140	140,487
Illinois (State of) Finance Authority (Rush University Medical Center), Series 2015 A, Ref. RB	5.00%	11/15/2025	15	15,113
Illinois (State of) Finance Authority (Rush University Medical Center), Series 2015 A, Ref. RB	5.00%	11/15/2028	20	20,145
Illinois (State of) Finance Authority (Rush University Medical Center), Series 2015 A, Ref. RB	5.00%	11/15/2030	75	75,509
Illinois (State of) Finance Authority (Rush University Medical Center), Series 2015 A, Ref. RB	5.00%	11/15/2038	85	85,417
Illinois (State of) Finance Authority (Silver Cross Hospital & Medical), Series 2015, Ref. RB	5.00%	08/15/2035	230	231,707
Illinois (State of) Finance Authority (The University of Chicago), Series 2021 A, Ref. RB	5.00%	10/01/2025	100	101,765
Illinois (State of) Metropolitan Pier & Exposition Authority (McCormick Place Expansion), Series 2015 A, RB	5.00%	06/15/2053	250	251,604
Illinois (State of) Metropolitan Pier & Exposition Authority (McCormick Place Expansion), Series 2015, Ref. RB	5.00%	06/15/2052	500	503,310
Illinois (State of) Municipal Electric Agency, Series 2015 A, Ref. RB	5.00%	02/01/2027	35	35,384
Illinois (State of) Municipal Electric Agency, Series 2015 A, Ref. RB	5.00%	02/01/2029	20	20,204
Illinois (State of) Municipal Electric Agency, Series 2015 A, Ref. RB	5.00%	02/01/2030	80	80,767
Illinois (State of) Municipal Electric Agency, Series 2015 A, Ref. RB	4.00%	02/01/2034	45	45,032
Illinois (State of) Regional Transportation Authority, Series 2017 A, Ref. RB	5.00%	07/01/2025	100	101,117
Illinois (State of) Toll Highway Authority, Series 2014 C, RB	5.00%	01/01/2036	1,000	1,001,622
Illinois (State of) Toll Highway Authority, Series 2014 C, RB	5.00%	01/01/2038	510	510,780
Illinois (State of) Toll Highway Authority, Series 2014 C, RB	5.00%	01/01/2039	10	10,014
Illinois (State of) Toll Highway Authority, Series 2015 A, RB	5.00%	01/01/2036	1,000	1,011,860
Illinois (State of) Toll Highway Authority, Series 2015 A, RB	5.00%	01/01/2037	15	15,174
Illinois (State of) Toll Highway Authority, Series 2015 A, RB	5.00%	01/01/2040	270	272,430
Illinois (State of) Toll Highway Authority, Series 2019 B, Ref. RB	5.00%	01/01/2025	100	100,141
Sales Tax Securitization Corp., Series 2017 A, Ref. RB	5.00%	01/01/2025	20	20,029
Sales Tax Securitization Corp., Series 2021 A, Ref. RB	5.00%	01/01/2025	45	45,066
Southwestern Illinois Development Authority (Southwestern Illinois Prevention District Council), Series 2016 B, RB	4.00%	10/15/2040	120	119,625
Springfield (City of), IL, Series 2015, Ref. RB(a)(b)	4.00%	03/01/2025	170	170,339
Springfield (City of), IL, Series 2015, Ref. RB(a)(b)	5.00%	03/01/2025	80	80,164
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2025 Municipal Bond ETF (BSMP)—(continued)
November 30, 2024
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Illinois-(continued)
Springfield (City of), IL, Series 2015, Ref. RB(a)(b)	5.00%	03/01/2025	$20	$20,089
Springfield (City of), IL, Series 2015, Ref. RB(a)(b)	5.00%	03/01/2025	190	190,841
Springfield (City of), IL, Series 2015, Ref. RB(a)(b)	5.00%	03/01/2025	20	20,089
Will (County of), IL, Series 2016, GO Bonds(a)(b)	5.00%	11/15/2025	5	5,097
				14,232,947
Indiana-1.49%
Indiana (State of) Finance Authority, Series 2016 C, Ref. RB	5.00%	12/01/2025	10	10,216
Indiana (State of) Finance Authority (CWA Authority), Series 2021, Ref. RB	5.00%	10/01/2025	1,500	1,524,981
Indiana (State of) Finance Authority (Deaconess Health System Obligated Group), Series 2015 A, Ref. RB(a)(b)	4.00%	03/01/2025	80	80,150
Indiana (State of) Finance Authority (Green Bonds), Series 2015 B, Ref. RB	5.00%	02/01/2025	135	135,426
Indiana (State of) Finance Authority (Green Bonds), Series 2019, RB	5.00%	02/01/2025	305	305,962
Indiana (State of) Finance Authority (Indiana University Health Obligated Group), Series 2015 A, Ref. RB	4.00%	12/01/2040	560	560,123
Indiana (State of) Finance Authority (Indiana University Health Obligated Group), Series 2016 A, Ref. RB	5.00%	12/01/2025	80	81,444
Indiana (State of) Municipal Power Agency, Series 2014 A, Ref. RB	5.00%	01/01/2030	160	160,215
Indiana (State of) Municipal Power Agency, Series 2014 A, Ref. RB	5.00%	01/01/2032	90	90,103
Indiana University, Series 2015 A, Ref. RB	4.00%	06/01/2042	500	497,432
Indianapolis (City of), IN Department of Public Utilities, Series 2018 A, Ref. RB	5.00%	10/01/2025	45	45,738
Richmond (City of), VA Hospital Authority, Series 2015 A, Ref. RB	5.00%	01/01/2035	85	85,057
				3,576,847
Iowa-0.04%
Iowa (State of), Series 2016 A, Ref. RB	5.00%	06/01/2025	25	25,229
Iowa (State of) Finance Authority (Green Bonds), Series 2015, Ref. RB	5.00%	08/01/2025	20	20,284
Iowa (State of) Finance Authority (Green Bonds), Series 2017, Ref. RB	5.00%	08/01/2025	40	40,567
				86,080
Kansas-0.76%
Johnson (County of), KS Public Building Commission (Courthouse & Medical Examiners), Series 2018 A, RB	5.00%	09/01/2025	25	25,393
Johnson (County of), KS Unified School District No. 233 (Olathe), Series 2016 B, Ref. GO Bonds	5.00%	09/01/2025	50	50,760
Kansas (State of) Department of Transportation, Series 2015, RB	5.00%	09/01/2025	85	86,292
Kansas (State of) Department of Transportation, Series 2015, RB	5.00%	09/01/2027	55	55,825
Kansas (State of) Department of Transportation, Series 2015, RB	5.00%	09/01/2029	145	147,079
Kansas (State of) Department of Transportation, Series 2015, RB	5.00%	09/01/2032	1,000	1,012,854
Kansas (State of) Department of Transportation, Series 2015, RB	5.00%	09/01/2033	305	308,853
Kansas (State of) Department of Transportation, Series 2015, RB	5.00%	09/01/2034	25	25,310
Sedgwick County Unified School District No. 259 Wichita, Series 2017 A, Ref. GO Bonds	4.00%	10/01/2025	20	20,175
University of Kansas Hospital Authority (KU Health System), Series 2015, Ref. RB	5.00%	09/01/2045	50	50,382
Wyandotte (County of) & Kansas City (City of), KS Unified Government, Series 2016 A, RB	5.00%	09/01/2040	45	45,422
				1,828,345
Kentucky-0.45%
Kentucky (Commonwealth of) Asset Liability Commission, Series 2021 A, Ref. RN	5.00%	11/01/2025	400	407,299
Kentucky (Commonwealth of) Economic Development Finance Authority (Next Generation Kentucky Information Highway), Series 2015 A, RB	4.25%	07/01/2035	125	125,038
Kentucky (Commonwealth of) Municipal Power Agency, Series 2015 A, Ref. RB, (INS - NATL)(c)	4.00%	09/01/2039	230	228,602
Kentucky (Commonwealth of) Property & Building Commission (No. 108), Series 2015 B, Ref. RB	5.00%	08/01/2025	10	10,132
Kentucky (Commonwealth of) Property & Building Commission (No. 112), Series 2016 B, Ref. RB	5.00%	11/01/2025	150	152,805
Kentucky (Commonwealth of) Property & Building Commission (No. 124), Series 2020 A, RB, (INS - AGM)(c)	5.00%	11/01/2025	5	5,089
Kentucky (Commonwealth of) Property & Building Commission (No. 130), Series 2024 B, Ref. RB	5.00%	11/01/2025	35	35,655
Kentucky (Commonwealth of) Turnpike Authority, Series 2016 A, Ref. RB	5.00%	07/01/2025	20	20,227
Louisville (City of) & Jefferson (County of), KY Sewer District, Series 2016 A, RB	3.00%	05/15/2047	110	91,453
				1,076,300
Louisiana-1.18%
East Baton Rouge (Parish of), LA Sewerage Commission, Series 2014 B, Ref. RB(a)(b)	5.00%	02/01/2025	335	336,018
Louisiana (State of), Series 2015 A, Ref. RB(a)(b)	4.00%	05/01/2025	1,010	1,013,657
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2025 Municipal Bond ETF (BSMP)—(continued)
November 30, 2024
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Louisiana-(continued)
Louisiana (State of), Series 2015 A, Ref. RB(a)(b)	4.50%	05/01/2025	$1,160	$1,166,564
Louisiana (State of), Series 2015 A, Ref. RB(a)(b)	5.00%	05/01/2025	150	151,155
Louisiana (State of) Public Facilities Authority (Ochsner Clinic Foundation), Series 2015, Ref. RB	4.25%	05/15/2040	70	70,050
New Orleans (City of), LA, Series 2015, RB(a)(b)	5.00%	06/01/2025	25	25,248
New Orleans (City of), LA, Series 2015, RB(a)(b)	5.00%	12/01/2025	25	25,516
New Orleans (City of), LA, Series 2015, RB(a)(b)	5.00%	12/01/2025	50	51,031
				2,839,239
Maine-0.02%
Maine (State of) Municipal Bond Bank (Transcap), Series 2021 A, Ref. RB(a)	5.00%	09/01/2025	45	45,657
Maryland-1.72%
Maryland (State of), First Series 2016, GO Bonds	4.00%	06/01/2025	400	400,173
Maryland (State of), Series 2015 A, GO Bonds	2.75%	08/01/2025	500	498,163
Maryland (State of), Series 2017 A, GO Bonds	5.00%	03/15/2025	380	382,195
Maryland (State of), Series 2017 A, GO Bonds	5.00%	08/01/2025	100	101,384
Maryland (State of), Series 2017 B, Ref. GO Bonds	5.00%	08/01/2025	300	304,153
Maryland (State of) Department of Transportation, Series 2017, RB	5.00%	09/01/2025	10	10,163
Maryland (State of) Department of Transportation, Series 2021 B, Ref. RB	5.00%	12/01/2025	15	15,324
Maryland (State of) Department of Transportation (Second Issue), Series 2018, RB	5.00%	10/01/2025	510	519,338
Maryland (State of) Health & Higher Educational Facilities Authority (Johns Hopkins Health System), Series 2015 A, Ref. RB	4.00%	05/15/2040	75	75,063
Maryland (State of) Health & Higher Educational Facilities Authority (Meritus Medical Center), Series 2015 A, Ref. RB	5.00%	07/01/2040	100	100,362
Maryland (State of) Health & Higher Educational Facilities Authority (Meritus Medical Center), Series 2015, Ref. RB	5.00%	07/01/2045	425	426,410
Maryland (State of) Stadium Authority (Football Stadium Issue), Series 2023 A, RB	5.00%	03/01/2025	470	472,256
Maryland (State of) Transportation Authority, Series 2021 A, Ref. RB	5.00%	07/01/2025	100	101,169
Montgomery (County of), MD, Series 2016 A, GO Bonds(a)(b)	5.00%	12/02/2024	150	150,000
Montgomery (County of), MD, Series 2017 C, Ref. GO Bonds	5.00%	10/01/2025	15	15,283
Montgomery (County of), MD, Series 2021 A, Ref. GO Bonds	5.00%	08/01/2025	535	542,938
Prince George’s (County of), MD, Series 2023 A, Ref. GO Bonds	5.00%	08/01/2025	15	15,208
				4,129,582
Massachusetts-3.82%
Massachusetts (Commonwealth of), Series 2014 C, Ref. GO Bonds	5.00%	08/01/2025	80	81,240
Massachusetts (Commonwealth of), Series 2015 A, Ref. GO Bonds	5.00%	07/01/2029	35	35,443
Massachusetts (Commonwealth of), Series 2015 A, Ref. GO Bonds	5.00%	07/01/2030	40	40,502
Massachusetts (Commonwealth of), Series 2015 A, Ref. GO Bonds	4.50%	07/01/2034	85	85,499
Massachusetts (Commonwealth of), Series 2015 A, Ref. GO Bonds	5.00%	07/01/2036	175	176,779
Massachusetts (Commonwealth of), Series 2015 C, GO Bonds	5.00%	07/01/2045	110	110,810
Massachusetts (Commonwealth of), Series 2015 D, GO Bonds	4.00%	09/01/2029	5	5,029
Massachusetts (Commonwealth of), Series 2015 E, GO Bonds	4.00%	09/01/2037	25	25,058
Massachusetts (Commonwealth of), Series 2016 A, Ref. GO Bonds	5.00%	07/01/2025	45	45,604
Massachusetts (Commonwealth of), Series 2016 B, Ref. GO Bonds	5.00%	07/01/2025	50	50,671
Massachusetts (Commonwealth of), Series 2016 E, GO Bonds	4.00%	04/01/2033	145	145,289
Massachusetts (Commonwealth of), Series 2016 E, GO Bonds	3.00%	04/01/2044	295	255,872
Massachusetts (Commonwealth of), Series 2016 E, GO Bonds	4.00%	04/01/2046	220	220,063
Massachusetts (Commonwealth of), Series 2017 C, Ref. GO Bonds	5.00%	10/01/2025	2,340	2,384,205
Massachusetts (Commonwealth of), Series 2019 A, Ref. GO Bonds	5.00%	01/01/2025	50	50,086
Massachusetts (Commonwealth of), Series 2019 E, Ref. GO Bonds	3.00%	12/01/2025	50	50,026
Massachusetts (Commonwealth of), Series 2020 E, GO Bonds	5.00%	11/01/2025	250	255,131
Massachusetts (Commonwealth of) (Rail Enhancement Program), Series 2015 A, RB	5.00%	06/01/2040	845	851,799
Massachusetts (Commonwealth of) Bay Transportation Authority, Series 2015 A, RB	5.00%	07/01/2045	500	503,309
Massachusetts (Commonwealth of) Bay Transportation Authority, Series 2015 B, Ref. RB(a)(b)	5.00%	07/01/2025	40	40,421
Massachusetts (Commonwealth of) Bay Transportation Authority, Series 2016 A, Ref. RB	5.00%	07/01/2025	500	505,988
Massachusetts (Commonwealth of) Bay Transportation Authority, Series 2021, RB(a)	4.00%	05/01/2025	230	230,691
Massachusetts (Commonwealth of) Bay Transportation Authority, Series 2021, RB	4.00%	05/01/2025	20	20,085
Massachusetts (Commonwealth of) Development Finance Agency (Boston Medical Center) (Green Bonds), Series 2015, RB	5.00%	07/01/2044	710	710,489
Massachusetts (Commonwealth of) Development Finance Agency (Emerson College), Series 2015, Ref. RB	5.00%	01/01/2035	275	275,192
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2025 Municipal Bond ETF (BSMP)—(continued)
November 30, 2024
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Massachusetts-(continued)
Massachusetts (Commonwealth of) Port Authority, Series 2015 A, RB	5.00%	07/01/2045	$100	$100,668
Massachusetts (Commonwealth of) School Building Authority, Series 2015 C, Ref. RB(a)(b)	5.00%	08/15/2025	70	71,020
Massachusetts (Commonwealth of) School Building Authority, Series 2015 C, Ref. RB	5.00%	08/15/2025	500	507,357
Massachusetts (Commonwealth of) School Building Authority, Series 2015 C, Ref. RB	5.00%	08/15/2027	230	233,707
Massachusetts (Commonwealth of) School Building Authority, Series 2015 C, Ref. RB	5.00%	08/15/2029	200	202,994
Massachusetts (Commonwealth of) School Building Authority, Series 2015 C, Ref. RB	4.00%	08/15/2032	65	65,211
Massachusetts (Commonwealth of) School Building Authority, Series 2015 C, Ref. RB	5.00%	08/15/2037	600	606,610
Massachusetts (Commonwealth of) School Building Authority, Series 2015 D, Ref. RB	5.00%	08/15/2037	25	25,275
University of Massachusetts Building Authority, Series 2015 1, RB	5.00%	11/01/2040	200	202,618
				9,170,741
Michigan-1.93%
Ann Arbor School District, Series 2023, GO Bonds	4.00%	05/01/2025	10	10,036
Berkley School District, Series 2015, GO Bonds	4.00%	05/01/2040	5	5,007
Mattawan Consolidated School District, Series 2015 I, GO Bonds(a)(b)	5.00%	05/01/2025	1,000	1,008,525
Michigan (State of) (Garvee), Series 2016, Ref. RB	5.00%	03/15/2025	500	502,601
Michigan (State of) Building Authority (Facilities Program), Series 2015 I, Ref. RB	5.00%	04/15/2028	185	187,929
Michigan (State of) Building Authority (Facilities Program), Series 2015 I, Ref. RB	5.00%	04/15/2029	275	279,385
Michigan (State of) Building Authority (Facilities Program), Series 2015 I, Ref. RB	5.00%	04/15/2030	15	15,235
Michigan (State of) Building Authority (Facilities Program), Series 2015 I, Ref. RB	5.00%	04/15/2031	25	25,385
Michigan (State of) Building Authority (Facilities Program), Series 2015 I, Ref. RB	5.00%	04/15/2032	375	380,626
Michigan (State of) Building Authority (Facilities Program), Series 2015 I, Ref. RB	5.00%	04/15/2033	575	583,494
Michigan (State of) Building Authority (Facilities Program), Series 2015 I, Ref. RB	5.00%	04/15/2034	15	15,210
Michigan (State of) Building Authority (Facilities Program), Series 2015 I, Ref. RB	5.00%	04/15/2038	30	30,353
Michigan (State of) Building Authority (Facilities Program), Series 2015 I, Ref. RB	5.00%	10/15/2045	300	302,942
Michigan (State of) Finance Authority (Beaumont Health Credit Group), Series 2016, RB	5.00%	11/01/2044	100	100,913
Michigan (State of) Finance Authority (Clean Water Revolving Fund), Series 2016 B, Ref. RB	5.00%	10/01/2025	10	10,172
Michigan (State of) Finance Authority (Detroit Water & Sewerage Department), Series 2015 C, RB	5.00%	07/01/2034	25	25,197
Michigan (State of) Finance Authority (Detroit Water & Sewerage Department), Series 2015 D-1, Ref. RB	5.00%	07/01/2034	50	50,412
Michigan (State of) Finance Authority (Detroit Water & Sewerage Department), Series 2015, RB	5.00%	07/01/2035	200	201,660
Michigan (State of) Finance Authority (Henry Ford Health System), Series 2016, Ref. RB	5.00%	11/15/2025	180	183,238
Michigan (State of) Finance Authority (Sparrow Obligated Group), Series 2015, Ref. RB(a)(b)	5.00%	05/15/2025	55	55,452
Michigan (State of) Finance Authority (Sparrow Obligated Group), Series 2015, Ref. RB(a)(b)	5.00%	05/15/2025	45	45,370
Michigan (State of) Finance Authority (Trinity Health Credit Group), Series 2015, Ref. RB	5.00%	12/01/2025	35	35,354
Michigan (State of) Finance Authority (Trinity Health Credit Group), Series 2015, Ref. RB	5.50%	12/01/2027	350	354,202
Michigan (State of) Finance Authority (Trinity Health Credit Group), Series 2017, Ref. RB	5.00%	12/01/2025	65	66,276
Michigan (State of) Hospital Finance Authority (Trinity Health Credit Group), Series 2008 C, Ref. RB	5.00%	12/01/2025	105	107,061
Michigan (State of) Strategic Fund (Michigan Senate Offices), Series 2015 A, RB	5.25%	10/15/2040	50	50,664
				4,632,699
Minnesota-1.04%
Metropolitan Council, Series 2021 B, GO Bonds	5.00%	12/01/2025	180	183,891
Minneapolis & St. Paul (Cities of), MN Metropolitan Airports Commission, Series 2016 A, Ref. RB	5.00%	01/01/2025	80	80,116
Minnesota (State of), Series 2015 A, GO Bonds	5.00%	08/01/2027	25	25,340
Minnesota (State of), Series 2015 A, GO Bonds	5.00%	08/01/2028	15	15,208
Minnesota (State of), Series 2015 A, GO Bonds	5.00%	08/01/2029	225	228,034
Minnesota (State of), Series 2015 D, Ref. GO Bonds	5.00%	08/01/2025	110	111,617
Minnesota (State of), Series 2015 D, Ref. GO Bonds	5.00%	08/01/2027	5	5,068
Minnesota (State of), Series 2016 D, Ref. GO Bonds	5.00%	08/01/2025	465	471,837
Minnesota (State of), Series 2019 A, GO Bonds	5.00%	08/01/2025	65	65,956
Minnesota (State of), Series 2020 A, GO Bonds	5.00%	08/01/2025	295	299,338
St. Paul (City of), MN Housing & Redevelopment Authority (Healthpartners Obligated Group), Series 2015 A, Ref. RB	5.00%	07/01/2028	300	302,354
St. Paul (City of), MN Housing & Redevelopment Authority (Healthpartners Obligated Group), Series 2015 A, Ref. RB	5.00%	07/01/2032	40	40,275
St. Paul (City of), MN Housing & Redevelopment Authority (Healthpartners Obligated Group), Series 2015, Ref. RB	5.00%	07/01/2033	180	181,185
St. Paul (City of), MN Housing & Redevelopment Authority (Healthpartners Obligated Group), Series 2015, Ref. RB	4.00%	07/01/2035	500	500,323
				2,510,542
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2025 Municipal Bond ETF (BSMP)—(continued)
November 30, 2024
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Mississippi-0.36%
Mississippi (State of), Series 2015 A, GO Bonds(a)(b)	4.00%	10/01/2025	$310	$312,819
Mississippi (State of), Series 2015 C, Ref. GO Bonds	5.00%	10/01/2025	130	132,240
Mississippi (State of), Series 2015 F, GO Bonds(a)(b)	4.00%	11/01/2025	50	50,555
Mississippi (State of), Series 2015 F, GO Bonds(a)(b)	4.00%	11/01/2025	5	5,056
Mississippi (State of), Series 2015 F, GO Bonds(a)(b)	5.00%	11/01/2025	310	316,221
Mississippi (State of), Series 2015 F, GO Bonds(a)(b)	5.00%	11/01/2025	50	51,003
Mississippi (State of), Series 2015 F, GO Bonds(a)(b)	5.00%	11/01/2025	10	10,201
				878,095
Missouri-0.87%
Missouri (State of) Health & Educational Facilities Authority (St. Anthony’s Medical Center), Series 2015 B, Ref. RB	4.00%	02/01/2040	60	60,009
Missouri (State of) Health & Educational Facilities Authority (St. Louis University), Series 2015 A, RB	5.00%	10/01/2038	80	80,998
Missouri (State of) Health & Educational Facilities Authority (The Children’s Mercy Hospital), Series 2017 A, RB	4.00%	05/15/2042	25	25,012
Missouri (State of) Highway & Transportation Commission, Series 2014 A, Ref. RB	5.00%	05/01/2025	250	251,191
Missouri (State of) Joint Municipal Electric Utility Commission (Prairie State), Series 2015 A, Ref. RB	5.00%	12/01/2029	1,000	1,009,064
Missouri (State of) Joint Municipal Electric Utility Commission (Prairie State), Series 2015 A, Ref. RB	5.00%	12/01/2030	100	100,852
Springfield (City of), MO, Series 2015, Ref. RB	5.00%	08/01/2025	500	506,425
Springfield (City of), MO, Series 2015, Ref. RB	4.00%	08/01/2031	10	10,014
St. Charles (County of), MO Public Water Supply District No. 2, Series 2018, COP	4.00%	12/01/2039	40	40,147
				2,083,712
Nebraska-0.62%
Douglas (County of), NE Hospital Authority No. 3 (NE Methodist Health), Series 2015, Ref. RB	4.13%	11/01/2036	65	65,059
Gretna (City of), NE, Series 2022, COP	5.00%	12/15/2025	100	100,128
Gretna Public Schools, Series 2022 B, GO Bonds	5.00%	12/15/2027	50	50,991
Lincoln (City of), NE, Series 2015 A, Ref. RB	4.00%	09/01/2040	100	100,115
Omaha (City of), NE Public Power District, Series 2015 C, Ref. RB(a)(b)	5.00%	02/01/2025	1,000	1,002,873
Public Power Generation Agency (Whelan Energy Center Unit 2), Series 2015, Ref. RB(a)(b)	5.00%	01/01/2025	75	75,101
University of Nebraska, Series 2015, RB(a)(b)	4.00%	07/01/2025	100	100,569
				1,494,836
Nevada-0.60%
Clark (County of), NV, Series 2015, Ref. GO Bonds	4.00%	11/01/2035	285	285,204
Clark (County of), NV Department of Aviation, Series 2015 A, Ref. RB	5.00%	07/01/2040	210	211,229
Clark (County of), NV Department of Aviation, Series 2024 A, Ref. RB	5.00%	07/01/2025	20	20,223
Clark County School District, Series 2015 C, Ref. GO Bonds	5.00%	06/15/2028	415	422,550
Clark County School District, Series 2017 A, Ref. GO Bonds	5.00%	06/15/2025	170	171,599
Las Vegas Valley Water District, Series 2019 B, Ref. GO Bonds	5.00%	06/01/2025	65	65,625
Nevada (State of), Series 2015 B, Ref. GO Bonds	5.00%	11/01/2025	115	115,897
Nevada (State of), Series 2016, Ref. RB	5.00%	12/01/2025	140	142,984
				1,435,311
New Jersey-3.58%
Essex (County of), NJ, Series 2017, Ref. GO Bonds	5.00%	08/01/2025	15	15,208
New Jersey (State of), Series 2013, GO Bonds	3.00%	06/01/2025	100	99,831
New Jersey (State of), Series 2014, GO Bonds(a)(b)	5.00%	06/01/2025	300	302,825
New Jersey (State of), Series 2014, GO Bonds(a)(b)	5.00%	06/01/2025	30	30,282
New Jersey (State of), Series 2020 A, GO Bonds	5.00%	06/01/2025	1,720	1,736,625
New Jersey (State of) Economic Development Authority, Series 2005 N-1, Ref. RB, (INS - AGM)(c)	5.50%	09/01/2025	545	555,236
New Jersey (State of) Economic Development Authority, Series 2015 WW, RB(a)(b)	5.00%	06/15/2025	10	10,107
New Jersey (State of) Economic Development Authority, Series 2015 WW, RB(a)(b)	5.00%	06/15/2025	400	404,269
New Jersey (State of) Economic Development Authority, Series 2015 WW, RB(a)(b)	5.00%	06/15/2025	50	50,534
New Jersey (State of) Economic Development Authority, Series 2015 WW, RB(a)(b)	5.00%	06/15/2025	55	55,587
New Jersey (State of) Economic Development Authority, Series 2015 WW, RB(a)(b)	5.25%	06/15/2025	5	5,060
New Jersey (State of) Economic Development Authority, Series 2015 WW, RB	5.25%	06/15/2028	100	101,029
New Jersey (State of) Economic Development Authority, Series 2015 XX, Ref. RB	5.00%	06/15/2025	1,025	1,034,588
New Jersey (State of) Economic Development Authority, Series 2015 XX, Ref. RB(a)(b)	5.00%	06/15/2025	110	111,174
New Jersey (State of) Economic Development Authority, Series 2015 XX, Ref. RB	4.38%	06/15/2027	35	35,165
New Jersey (State of) Economic Development Authority, Series 2017 B, Ref. RB	4.00%	11/01/2025	50	50,409
New Jersey (State of) Economic Development Authority, Series 2017 B, Ref. RB	5.00%	11/01/2025	60	61,027
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2025 Municipal Bond ETF (BSMP)—(continued)
November 30, 2024
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
New Jersey-(continued)
New Jersey (State of) Educational Facilities Authority, Series 2015 H, Ref. RB, (INS - AGM)(c)	4.00%	07/01/2033	$280	$280,796
New Jersey (State of) Health Care Facilities Financing Authority (Hackensack Meridian Health Obligated Group), Series 2017 A, Ref. RB	5.00%	07/01/2025	200	202,280
New Jersey (State of) Health Care Facilities Financing Authority (RWJ Barnabas Health Obligated Group), Series 2021, RB	5.00%	07/01/2025	235	237,611
New Jersey (State of) Transportation Trust Fund Authority, Series 2014 AA, RB(a)(b)	5.00%	01/15/2025	270	270,521
New Jersey (State of) Transportation Trust Fund Authority, Series 2019, Ref. RB	5.00%	12/15/2025	45	45,885
New Jersey (State of) Transportation Trust Fund Authority, Series 2021 A, Ref. RB	5.00%	06/15/2025	245	247,370
New Jersey (State of) Turnpike Authority, Series 2004 C-2, RB, (INS - AMBAC)(c)	5.50%	01/01/2025	280	280,509
New Jersey (State of) Turnpike Authority, Series 2014 C, Ref. RB	5.00%	01/01/2025	70	70,105
New Jersey (State of) Turnpike Authority, Series 2015 E, RB(a)(b)	5.00%	01/01/2025	1,285	1,286,827
New Jersey (State of) Turnpike Authority, Series 2015 E, RB(a)(b)	5.00%	01/01/2025	1,000	1,001,422
New Jersey (State of) Turnpike Authority, Series 2017 E, Ref. RB	5.00%	01/01/2025	5	5,007
				8,587,289
New Mexico-0.56%
Albuquerque (City of) & Bernalillo (County of), NM Water Utility Authority, Series 2015, Ref. RB	5.00%	07/01/2025	55	55,627
New Mexico (State of) (Capital), Series 2015, GO Bonds(a)	5.00%	03/01/2025	75	75,360
New Mexico (State of) Hospital Equipment Loan Council (Presbyterian Healthcare), Series 2015, RB(a)(b)	4.13%	08/01/2025	1,005	1,010,205
New Mexico (State of) Hospital Equipment Loan Council (Presbyterian Healthcare), Series 2015, RB(a)(b)	5.00%	08/01/2025	110	111,195
New Mexico (State of) Severance Tax Permanent Fund, Series 2015 A, RB	5.00%	07/01/2025	50	50,599
New Mexico (State of) Severance Tax Permanent Fund, Series 2022 A, RB	5.00%	07/01/2025	35	35,419
				1,338,405
New York-17.31%
Erie (County of), NY Industrial Development Agency (The) (City of Buffalo School District), Series 2022, Ref. RB	5.00%	05/01/2025	100	100,861
Metropolitan Transportation Authority, Series 2015 B, RB	4.00%	11/15/2045	235	230,395
Metropolitan Transportation Authority, Series 2015 D-1, Ref. RB	5.00%	11/15/2029	350	355,720
Metropolitan Transportation Authority, Series 2015 D-1, Ref. RB, (INS - BAM)(c)	5.00%	11/15/2033	105	106,721
Metropolitan Transportation Authority, Series 2015 F, Ref. RB	5.00%	11/15/2029	50	50,817
Metropolitan Transportation Authority, Series 2015 F, Ref. RB	5.00%	11/15/2032	60	60,934
Metropolitan Transportation Authority, Series 2015 F, Ref. RB	5.00%	11/15/2035	35	35,509
Metropolitan Transportation Authority, Series 2015 F, Ref. RB	5.00%	11/15/2036	300	304,283
Metropolitan Transportation Authority, Series 2016 A, Ref. RB	5.00%	11/15/2025	35	35,742
Metropolitan Transportation Authority, Series 2016 B, Ref. RB	5.00%	11/15/2025	200	203,655
Metropolitan Transportation Authority, Subseries 2015 A-1, RB	5.00%	11/15/2040	1,430	1,435,824
Metropolitan Transportation Authority, Subseries 2015 C-1, Ref. RB	5.00%	11/15/2027	30	30,505
Metropolitan Transportation Authority, Subseries 2015 C-1, Ref. RB	5.00%	11/15/2029	290	294,739
Metropolitan Transportation Authority, Subseries 2015 C-1, Ref. RB	5.25%	11/15/2029	25	25,467
Metropolitan Transportation Authority, Subseries 2015 C-1, Ref. RB	5.00%	11/15/2034	170	172,525
Metropolitan Transportation Authority (Green Bonds), Series 2017 A-2, Ref. RB	5.00%	11/15/2025	200	203,655
Metropolitan Transportation Authority (Green Bonds), Series 2017 B, Ref. RB	5.00%	11/15/2025	55	56,005
Metropolitan Transportation Authority (Green Bonds), Series 2017 C-1, Ref. RB	5.00%	11/15/2025	200	203,655
Metropolitan Transportation Authority (Green Bonds), Series 2018 B, Ref. RB	5.00%	11/15/2025	15	15,274
New York & New Jersey (States of) Port Authority, One Hundred Eighty Nineth Series 2015, Ref. RB	5.00%	05/01/2027	75	75,601
New York & New Jersey (States of) Port Authority, One Hundred Eighty Nineth Series 2015, Ref. RB	5.00%	05/01/2030	70	70,517
New York & New Jersey (States of) Port Authority, One Hundred Eighty Nineth Series 2015, Ref. RB	5.00%	05/01/2045	60	60,290
New York & New Jersey (States of) Port Authority, One Hundred Ninety Fourth Series 2015, Ref. RB	5.00%	10/15/2029	175	177,857
New York & New Jersey (States of) Port Authority, One Hundred Ninety Fourth Series 2015, Ref. RB	5.00%	10/15/2030	100	101,546
New York & New Jersey (States of) Port Authority, One Hundred Ninety Fourth Series 2015, Ref. RB	5.00%	10/15/2032	245	248,662
New York & New Jersey (States of) Port Authority, One Hundred Ninety Fourth Series 2015, Ref. RB	5.00%	10/15/2035	365	370,110
New York & New Jersey (States of) Port Authority, One Hundred Ninety Fourth Series 2015, Ref. RB	5.25%	10/15/2055	1,000	1,013,713
New York & New Jersey (States of) Port Authority, Two Hundred Thirtieth Series 2022, Ref. RB	4.00%	12/01/2025	100	101,155
New York & New Jersey (States of) Port Authority, Two Hundrend Fifth Series 2017, Ref. RB	5.00%	11/15/2025	15	15,313
New York (City of), NY, Series 2015 C, Ref. GO Bonds	5.00%	08/01/2026	690	692,178
New York (City of), NY, Series 2015 C, Ref. GO Bonds	5.00%	08/01/2028	420	421,253
New York (City of), NY, Series 2015 C, Ref. GO Bonds	5.00%	08/01/2031	125	125,331
New York (City of), NY, Series 2015 C, Ref. GO Bonds	5.00%	08/01/2032	1,000	1,002,567
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2025 Municipal Bond ETF (BSMP)—(continued)
November 30, 2024
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-(continued)
New York (City of), NY, Series 2015 F-1, GO Bonds	5.00%	06/01/2036	$650	$654,737
New York (City of), NY, Series 2015 F-1, GO Bonds	3.75%	06/01/2037	75	74,177
New York (City of), NY, Series 2017 1, GO Bonds	5.00%	08/01/2025	175	177,480
New York (City of), NY, Series 2017 A, Ref. GO Bonds	5.00%	08/01/2025	50	50,709
New York (City of), NY, Series 2017 C, Ref. GO Bonds	5.00%	08/01/2025	200	202,835
New York (City of), NY, Series 2018 A, Ref. GO Bonds	5.00%	08/01/2025	50	50,709
New York (City of), NY, Series 2019 E, Ref. GO Bonds	5.00%	08/01/2025	110	111,559
New York (City of), NY, Series 2020 C-1, Ref. GO Bonds	5.00%	08/01/2025	500	507,087
New York (City of), NY, Series 2022 B-1, Ref. GO Bonds	5.00%	08/01/2025	70	70,992
New York (City of), NY, Series 2023 F-1, Ref. GO Bonds	5.00%	08/01/2025	95	96,346
New York (City of), NY Municipal Water Finance Authority, Series 2015 FF, Ref. RB(a)(b)	5.00%	06/15/2025	20	20,214
New York (City of), NY Municipal Water Finance Authority, Series 2015 FF, Ref. RB	5.00%	06/15/2029	90	90,936
New York (City of), NY Municipal Water Finance Authority, Series 2015 FF, Ref. RB	5.00%	06/15/2039	460	463,436
New York (City of), NY Municipal Water Finance Authority, Series 2015 GG, Ref. RB	5.00%	06/15/2031	170	171,712
New York (City of), NY Municipal Water Finance Authority, Series 2015 GG, Ref. RB	5.00%	06/15/2037	25	25,213
New York (City of), NY Municipal Water Finance Authority, Series 2015 GG, Ref. RB	5.00%	06/15/2039	600	604,481
New York (City of), NY Municipal Water Finance Authority, Series 2015 HH, Ref. RB	5.00%	06/15/2029	15	15,156
New York (City of), NY Municipal Water Finance Authority, Series 2015 HH, Ref. RB	3.38%	06/15/2030	65	65,184
New York (City of), NY Municipal Water Finance Authority, Series 2015 HH, Ref. RB	5.00%	06/15/2037	35	35,298
New York (City of), NY Municipal Water Finance Authority, Series 2020 DD-2, RB	5.00%	06/15/2027	425	434,261
New York (City of), NY Municipal Water Finance Authority, Series 2021 BB-2, Ref. RB	5.00%	06/15/2027	175	178,813
New York (City of), NY Municipal Water Finance Authority, Series 2021 DD, Ref. RB	5.00%	06/15/2025	410	414,776
New York (City of), NY Municipal Water Finance Authority, Series 2021, RB	5.00%	06/15/2027	15	15,327
New York (City of), NY Municipal Water Finance Authority, Series 2022 CC-2, RB	5.00%	06/15/2027	2,030	2,074,233
New York (City of), NY Transitional Finance Authority, Series 2015 A-1, RB	5.00%	08/01/2031	300	303,728
New York (City of), NY Transitional Finance Authority, Series 2015 A-1, RB	5.00%	08/01/2037	85	85,799
New York (City of), NY Transitional Finance Authority, Series 2015 C, Ref. RB	5.00%	11/01/2025	15	15,296
New York (City of), NY Transitional Finance Authority, Series 2015 C, Ref. RB	5.00%	11/01/2027	200	201,900
New York (City of), NY Transitional Finance Authority, Series 2015 C, Ref. RB	5.00%	11/01/2027	200	204,178
New York (City of), NY Transitional Finance Authority, Series 2015 E-1, RB	5.00%	02/01/2032	185	185,552
New York (City of), NY Transitional Finance Authority, Series 2015 E-1, RB	5.00%	02/01/2033	400	401,153
New York (City of), NY Transitional Finance Authority, Series 2015 E-1, RB	5.00%	02/01/2041	330	330,683
New York (City of), NY Transitional Finance Authority, Series 2015 S, RB	5.00%	07/15/2027	300	303,574
New York (City of), NY Transitional Finance Authority, Series 2015 S, RB	5.00%	07/15/2034	35	35,372
New York (City of), NY Transitional Finance Authority, Series 2015 S, RB	5.00%	07/15/2035	25	25,046
New York (City of), NY Transitional Finance Authority, Series 2015 S, RB	5.00%	07/15/2040	1,200	1,209,284
New York (City of), NY Transitional Finance Authority, Series 2015 S, RB	5.00%	07/15/2041	200	201,449
New York (City of), NY Transitional Finance Authority, Series 2015 S-1, RB	5.00%	07/15/2028	610	611,412
New York (City of), NY Transitional Finance Authority, Series 2015 S-1, RB	5.00%	07/15/2040	355	355,511
New York (City of), NY Transitional Finance Authority, Series 2015 S-2, RB	5.00%	07/15/2030	5	5,060
New York (City of), NY Transitional Finance Authority, Series 2015 S-2, RB	5.00%	07/15/2035	500	504,880
New York (City of), NY Transitional Finance Authority, Series 2015, RB	5.00%	08/01/2028	200	202,697
New York (City of), NY Transitional Finance Authority, Series 2015, RB	5.00%	08/01/2035	150	151,626
New York (City of), NY Transitional Finance Authority, Series 2016 S-1, RB(a)	5.00%	07/15/2025	50	50,657
New York (City of), NY Transitional Finance Authority, Series 2017 C, Ref. RB	5.00%	11/01/2025	40	40,788
New York (City of), NY Transitional Finance Authority, Series 2017, RB	5.00%	11/01/2025	100	101,970
New York (City of), NY Transitional Finance Authority, Series 2020, Ref. RB(a)	5.00%	11/01/2025	5	5,101
New York (City of), NY Transitional Finance Authority, Series 2020, Ref. RB	5.00%	11/01/2025	65	66,281
New York (City of), NY Transitional Finance Authority, Series 2021 A-1, Ref. RB	5.00%	11/01/2025	30	30,591
New York (City of), NY Transitional Finance Authority, Series 2021 B-1, RB(a)	5.00%	08/01/2025	45	45,641
New York (City of), NY Transitional Finance Authority, Series 2021 D-1, RB	5.00%	11/01/2025	190	193,744
New York (City of), NY Transitional Finance Authority, Series 2022 B-1, Ref. RB	5.00%	11/01/2025	75	76,478
New York (City of), NY Transitional Finance Authority, Subseries 2015 B-1, RB	5.00%	11/01/2029	75	76,335
New York (City of), NY Transitional Finance Authority, Subseries 2015 B-1, RB	5.00%	11/01/2032	180	182,942
New York (City of), NY Transitional Finance Authority, Subseries 2015 B-1, RB	5.00%	11/01/2033	200	203,215
New York (City of), NY Transitional Finance Authority, Subseries 2015 B-1, RB	5.00%	11/01/2035	150	152,221
New York (City of), NY Transitional Finance Authority, Subseries 2015 B-1, RB	5.00%	11/01/2037	5	5,065
New York (City of), NY Transitional Finance Authority, Subseries 2015 B-1, RB	5.00%	11/01/2038	75	75,948
New York (State of) Dormitory Authority, Series 2015 A, Ref. RB(a)	5.00%	03/15/2025	200	201,136
New York (State of) Dormitory Authority, Series 2015 A, Ref. RB(a)(b)	5.00%	03/15/2025	450	452,647
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2025 Municipal Bond ETF (BSMP)—(continued)
November 30, 2024
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-(continued)
New York (State of) Dormitory Authority, Series 2015 A, Ref. RB(a)	5.00%	03/15/2025	$1,000	$1,005,883
New York (State of) Dormitory Authority, Series 2015 A, Ref. RB	5.00%	03/15/2030	100	100,472
New York (State of) Dormitory Authority, Series 2015 A, Ref. RB	5.00%	03/15/2032	85	85,375
New York (State of) Dormitory Authority, Series 2015 A, Ref. RB	5.00%	07/01/2032	1,000	1,011,701
New York (State of) Dormitory Authority, Series 2015 A, Ref. RB	5.00%	03/15/2033	1,000	1,004,263
New York (State of) Dormitory Authority, Series 2015 B, RB(a)	5.00%	02/15/2025	105	105,430
New York (State of) Dormitory Authority, Series 2015 B, RB(a)(b)	5.00%	02/15/2025	40	40,164
New York (State of) Dormitory Authority, Series 2015 B, RB	5.00%	03/15/2030	245	248,255
New York (State of) Dormitory Authority, Series 2015 B, RB	5.00%	03/15/2031	200	202,579
New York (State of) Dormitory Authority, Series 2015 B, RB	5.00%	02/15/2032	1,000	1,003,104
New York (State of) Dormitory Authority, Series 2015 B, RB	5.00%	03/15/2032	600	607,503
New York (State of) Dormitory Authority, Series 2015 B, RB	5.00%	02/15/2033	650	651,951
New York (State of) Dormitory Authority, Series 2015 B, RB	5.00%	03/15/2033	175	177,120
New York (State of) Dormitory Authority, Series 2015 B, RB	5.00%	02/15/2034	435	436,288
New York (State of) Dormitory Authority, Series 2015 B, RB	5.00%	02/15/2035	1,000	1,002,919
New York (State of) Dormitory Authority, Series 2015 B, RB	5.00%	03/15/2042	40	40,360
New York (State of) Dormitory Authority, Series 2015 B, RB	5.00%	02/15/2044	1,575	1,578,437
New York (State of) Dormitory Authority, Series 2015 B, Ref. RB	5.00%	02/15/2031	150	150,481
New York (State of) Dormitory Authority, Series 2015 B, Ref. RB	5.00%	03/15/2045	200	201,570
New York (State of) Dormitory Authority, Series 2015 E, Ref. RB(a)(b)	4.00%	09/15/2025	150	151,451
New York (State of) Dormitory Authority, Series 2015 E, Ref. RB	5.00%	03/15/2030	1,000	1,013,050
New York (State of) Dormitory Authority, Series 2016 D, Ref. RB(a)	5.00%	02/15/2025	100	100,410
New York (State of) Dormitory Authority, Series 2018 A, RB	5.00%	10/01/2025	100	101,641
New York (State of) Dormitory Authority, Series 2020 A, RB, (INS - AGM)(c)	5.00%	10/01/2025	200	203,612
New York (State of) Dormitory Authority, Series 2021 A, Ref. RB(a)	5.00%	03/15/2025	100	100,588
New York (State of) Dormitory Authority, Series 2022 A, RB, (INS - BAM)(c)	5.00%	10/01/2025	50	50,903
New York (State of) Dormitory Authority (Barnard College), Series 2015 A, Ref. RB	5.00%	07/01/2043	200	201,253
New York (State of) Dormitory Authority (Icahn School of Medicine at Mount Sinai), Series 2015 A, Ref. RB	5.00%	07/01/2035	130	130,434
New York (State of) Dormitory Authority (Icahn School of Medicine at Mount Sinai), Series 2015 A, Ref. RB	5.00%	07/01/2040	45	45,066
New York (State of) Dormitory Authority (New York University), Series 2015 A, Ref. RB	5.00%	07/01/2030	325	328,840
New York (State of) Dormitory Authority (New York University), Series 2015 A, Ref. RB	5.00%	07/01/2035	105	106,204
New York (State of) Power Authority (Green Transmission), Series 2022, RB, (INS - AGM)(c)	5.00%	11/15/2025	10	10,208
New York (State of) Thruway Authority, Series 2014 K, Ref. RB(a)	5.00%	01/01/2025	110	110,144
New York (State of) Thruway Authority, Series 2014 K, Ref. RB(a)(b)	5.00%	01/01/2025	200	200,261
New York (State of) Thruway Authority, Series 2014 K, Ref. RB(a)(b)	5.00%	01/01/2025	885	886,156
New York (State of) Utility Debt Securitization Authority, Series 2015, Ref. RB	5.00%	06/15/2027	355	358,804
New York (State of) Utility Debt Securitization Authority, Series 2015, Ref. RB	5.00%	12/15/2027	80	81,652
New York (State of) Utility Debt Securitization Authority, Series 2015, Ref. RB	5.00%	12/15/2033	485	493,570
New York (State of) Utility Debt Securitization Authority, Series 2015, Ref. RB	5.00%	12/15/2034	100	101,716
New York (State of) Utility Debt Securitization Authority, Series 2015, Ref. RB	5.00%	12/15/2036	325	330,177
New York (State of) Utility Debt Securitization Authority, Series 2015, Ref. RB	4.00%	12/15/2037	50	50,271
New York (State of) Utility Debt Securitization Authority, Series 2015, Ref. RB	5.00%	12/15/2037	75	76,156
New York Convention Center Development Corp. (Hotel Unit Fee Secured), Series 2015, Ref. RB	5.00%	11/15/2029	15	15,214
New York Convention Center Development Corp. (Hotel Unit Fee Secured), Series 2015, Ref. RB	5.00%	11/15/2032	5	5,065
New York Convention Center Development Corp. (Hotel Unit Fee Secured), Series 2015, Ref. RB	5.00%	11/15/2033	95	96,191
New York Convention Center Development Corp. (Hotel Unit Fee Secured), Series 2015, Ref. RB	5.00%	11/15/2040	265	267,589
New York Convention Center Development Corp. (Hotel Unit Fee Secured), Series 2015, Ref. RB	4.00%	11/15/2045	210	207,064
New York State Environmental Facilities Corp. (NYC Municipal Water Finance Authority), Series 2015 A, Ref. RB	5.00%	06/15/2040	275	277,069
New York State Environmental Facilities Corp. (NYC Municipal Water Finance Authority), Series 2017, Ref. RB	5.00%	06/15/2025	75	75,890
New York State Environmental Facilities Corp. (NYC Municipal Water Finance Authority), Series 2022, Ref. RB	5.00%	06/15/2025	90	91,068
New York State Urban Development Corp., Series 2015 A, Ref. RB(a)	5.00%	03/15/2025	100	100,588
New York State Urban Development Corp., Series 2015 A, Ref. RB(a)(b)	5.00%	09/15/2025	20	20,348
New York State Urban Development Corp., Series 2015 A, Ref. RB(a)(b)	5.00%	09/15/2025	10	10,174
New York State Urban Development Corp., Series 2015 A, Ref. RB	5.00%	03/15/2030	70	70,941
New York State Urban Development Corp., Series 2015 A, Ref. RB	5.00%	03/15/2033	150	151,841
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2025 Municipal Bond ETF (BSMP)—(continued)
November 30, 2024
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-(continued)
New York State Urban Development Corp., Series 2015, Ref. RB(a)(b)	5.00%	09/15/2025	$10	$10,174
New York State Urban Development Corp., Series 2015, Ref. RB(a)(b)	5.00%	09/15/2025	40	40,696
New York State Urban Development Corp., Series 2020, Ref. RB(a)	5.00%	03/15/2025	1,000	1,005,883
New York State Urban Development Corp. (Bidding Group 1), Series 2021 A, Ref. RB(a)	5.00%	03/15/2025	65	65,354
New York Transportation Development Corp. (Terminal 4 JFK International Airport), Series 2020, Ref. RB	5.00%	12/01/2025	100	101,765
Suffolk (County of), NY Water Authority, Series 2015, Ref. RB	4.00%	06/01/2031	155	155,842
Triborough Bridge & Tunnel Authority, Series 2008 B-3, RB	5.00%	11/15/2034	405	411,446
Triborough Bridge & Tunnel Authority, Series 2015 A, RB	5.00%	11/15/2050	500	502,207
Triborough Bridge & Tunnel Authority, Series 2021 A, RB	5.00%	11/01/2025	680	693,708
				41,561,549
North Carolina-1.47%
Charlotte (City of), NC, Series 2015, Ref. RB	5.00%	07/01/2025	110	111,356
Charlotte-Mecklenburg Hospital Authority (The) (Carolinas Health Care Systems), Series 2016, Ref. RB	5.00%	01/15/2025	135	135,271
Guilford (County of), NC, Series 2017, Ref. GO Bonds	5.00%	03/01/2025	100	100,480
Mecklenburg (County of), NC, Series 2013 A, Ref. GO Bonds	5.00%	12/01/2025	65	66,437
North Carolina (State of), Series 2013 B, Ref. GO Bonds	5.00%	06/01/2025	20	20,209
North Carolina (State of), Series 2014 A, Ref. GO Bonds	5.00%	06/01/2025	1,000	1,010,458
North Carolina (State of), Series 2014 B, Ref. RB	5.00%	06/01/2025	145	146,445
North Carolina (State of), Series 2017 B, Ref. RB	5.00%	05/01/2025	40	40,326
North Carolina (State of), Series 2019 B, GO Bonds	5.00%	06/01/2025	25	25,261
North Carolina (State of) (Build North Carolina Programs), Series 2019 A, RB	5.00%	05/01/2025	120	120,978
North Carolina (State of) (Garvee), Series 2015, RB	5.00%	03/01/2027	150	150,696
North Carolina (State of) (Garvee), Series 2015, RB	5.00%	03/01/2029	270	271,173
North Carolina (State of) (Garvee), Series 2015, RB	5.00%	03/01/2030	130	130,532
North Carolina (State of) Capital Facilities Finance Agency (Duke University), Series 2015 B, Ref. RB(a)(b)	5.00%	10/01/2025	300	305,046
North Carolina (State of) Medical Care Commission (Duke University Health system), Series 2016, Ref. RB	5.00%	06/01/2025	65	65,596
North Carolina (State of) Medical Care Commission (Vidant Health), Series 2015, Ref. RB	4.00%	06/01/2034	160	160,335
North Carolina (State of) Medical Care Commission (Vidant Health), Series 2015, Ref. RB	5.00%	06/01/2045	200	200,851
Raleigh (City of), NC Combined Enterprise System, Series 2015 A, Ref. RB	4.00%	12/01/2035	135	135,550
Wake (County of), NC, Series 2021, RB	5.00%	03/01/2025	100	100,480
Wake (County of), NC, Series 2024 B, Ref. GO Bonds	5.00%	09/01/2025	240	243,987
				3,541,467
Ohio-1.49%
Bowling Green State University, Series 2016 A, RB	5.00%	06/01/2042	100	101,039
Cincinnati City School District (Classroom Construction & Improvement), Series 2006, Ref. GO Bonds, (INS - NATL)(c)	5.25%	12/01/2025	200	204,811
Columbus (City of), OH, Series 2014, Ref. RB(a)(b)	5.00%	12/30/2024	25	25,033
Columbus (City of), OH, Series 2016 1, Ref. GO Bonds	5.00%	07/01/2025	150	151,805
Columbus (City of), OH, Series 2016 A, GO Bonds	4.00%	08/15/2027	500	503,883
Columbus (City of), OH, Series 2021 A, GO Bonds	5.00%	04/01/2025	100	100,657
Franklin (County of), OH, Series 2015, RB	5.00%	05/15/2045	200	200,859
Ohio (State of), Series 2015 A, Ref. GO Bonds	5.00%	08/01/2025	25	25,353
Ohio (State of), Series 2015 C, GO Bonds(a)(b)	5.00%	05/01/2025	25	25,209
Ohio (State of), Series 2017 A, GO Bonds	5.00%	05/01/2032	150	151,102
Ohio (State of), Series 2017 A, GO Bonds	5.00%	05/01/2034	270	271,805
Ohio (State of), Series 2017 A, GO Bonds	5.00%	05/01/2035	180	181,159
Ohio (State of), Series 2017 B, Ref. GO Bonds	5.00%	09/15/2025	145	147,455
Ohio (State of), Series 2017 C, Ref. GO Bonds	5.00%	08/01/2025	105	106,481
Ohio (State of), Series 2020 B, Ref. GO Bonds	5.00%	08/01/2025	500	507,053
Ohio (State of) (Cleveland Clinic Health System Obligated Group), Series 2017, Ref. RB	5.00%	01/01/2025	15	15,023
Ohio (State of) (Garvee), Series 2016-1, RB	5.00%	12/15/2025	180	183,959
Ohio (State of) (Garvee), Series 2018 1, RB	5.00%	12/15/2025	100	102,200
Ohio (State of) Higher Educational Facility Commission (Kenyon College), Series 2015, Ref. RB	5.00%	07/01/2041	440	442,893
Willoughby-Eastlake City School District, Series 2016, GO Bonds(a)(b)	5.00%	12/01/2025	140	142,887
				3,590,666
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2025 Municipal Bond ETF (BSMP)—(continued)
November 30, 2024
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Oklahoma-0.20%
Canadian (County of), OK Educational Facilities Authority (Mustang Public Schools), Series 2017, RB	4.00%	09/01/2025	$75	$75,402
Cleveland (County of), OK Educational Facilities Authority (Norman Public Schools), Series 2019, RB	5.00%	06/01/2025	65	65,525
Oklahoma (State of) Capitol Improvement Authority (Department of Transportation), Series 2020, Ref. RB	5.00%	07/01/2025	130	131,489
Oklahoma (State of) Development Finance Authority, Series 2015 A, Ref. RB	4.00%	08/15/2038	55	54,875
Tulsa (City of), OK Public Facilities Authority, Series 2019, RB	5.00%	06/01/2025	100	100,942
University of Oklahoma (The), Series 2015 C, RB	4.00%	07/01/2045	45	44,671
				472,904
Oregon-0.30%
Multnomah County School District No. 1, Series 2020, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	06/15/2025	5	5,052
Oregon (State of) Department of Transportation, Series 2015 A, Ref. RB	5.00%	11/15/2025	10	10,010
Oregon (State of) Department of Transportation, Series 2017 A, RB	5.00%	11/15/2025	500	510,085
Oregon (State of) Facilities Authority, Series 2015 A, Ref. RB	5.00%	04/01/2045	100	100,341
Oregon (State of) Lottery, Series 2015 D, Ref. RB	5.00%	04/01/2027	100	100,650
				726,138
Pennsylvania-3.81%
Allegheny (County of), PA, Series 2016 C-75, Ref. GO Bonds	5.00%	11/01/2025	100	101,834
Allegheny (County of), PA Hospital Development Authority (University of Pittsburgh Medical Center), Series 2019, Ref. RB	5.00%	07/15/2025	295	298,279
Allegheny (County of), PA Sanitary Authority, Series 2015, Ref. RB	5.00%	12/01/2040	410	415,384
Centre (County of), PA Hospital Authority (Mt. Nittany Medical Center), Series 2016 A, Ref. RB(a)(b)	5.00%	11/15/2025	15	15,278
Chartiers Valley School District, Series 2015 B, GO Bonds(a)(b)	5.00%	04/15/2025	85	85,591
Commonwealth Financing Authority, Series 2015 A, RB	5.00%	06/01/2033	600	604,905
Commonwealth Financing Authority, Series 2015 A, RB	5.00%	06/01/2035	285	287,035
Delaware (County of), PA Authority (Villanova University), Series 2015, RB	4.00%	08/01/2040	90	90,219
Lehigh (County of), PA (Lehigh Valley Health Network), Series 2015, RB	4.13%	07/01/2040	245	244,357
Luzerne (County of), PA, Series 2015 A, Ref. GO Bonds, (INS - AGM)(c)	5.00%	11/15/2029	10	10,204
Monroeville Finance Authority, Series 2012, RB	5.00%	02/15/2025	105	105,349
Pennsylvania (Commonwealth of), First Series 2015, GO Bonds	5.00%	03/15/2025	95	95,565
Pennsylvania (Commonwealth of), First Series 2015, GO Bonds	5.00%	03/15/2028	500	502,707
Pennsylvania (Commonwealth of), First Series 2015, GO Bonds	5.00%	03/15/2029	195	196,050
Pennsylvania (Commonwealth of), First Series 2015, GO Bonds	5.00%	03/15/2033	100	100,452
Pennsylvania (Commonwealth of), First Series 2015, GO Bonds	4.00%	03/15/2034	90	90,159
Pennsylvania (Commonwealth of), First Series 2015, GO Bonds	4.00%	03/15/2035	15	15,026
Pennsylvania (Commonwealth of), First Series 2015, Ref. GO Bonds	5.00%	08/15/2025	100	101,471
Pennsylvania (Commonwealth of), First Series 2015-1, GO Bonds	5.00%	03/15/2031	1,350	1,356,921
Pennsylvania (Commonwealth of), First Series 2016, Ref. GO Bonds	5.00%	09/15/2025	155	157,576
Pennsylvania (Commonwealth of), First Series 2017, Ref. GO Bonds	5.00%	01/01/2025	500	500,801
Pennsylvania (Commonwealth of), First series 2021, GO Bonds	5.00%	05/15/2025	65	65,596
Pennsylvania (Commonwealth of), First Series 2023, GO Bonds	5.00%	09/01/2025	195	198,065
Pennsylvania (Commonwealth of), First Series 2023, Ref. GO Bonds	5.00%	09/01/2025	140	142,200
Pennsylvania (Commonwealth of), Second Series 2015 D, GO Bonds	5.00%	08/15/2025	40	40,589
Pennsylvania (Commonwealth of), Second Series 2015 D, GO Bonds	5.00%	08/15/2031	100	101,231
Pennsylvania (Commonwealth of), Second Series 2015 D, GO Bonds	5.00%	08/15/2032	30	30,342
Pennsylvania (Commonwealth of), Second Series 2015 D, GO Bonds	4.00%	08/15/2034	50	50,220
Pennsylvania (Commonwealth of), Second Series 2015 D, GO Bonds	4.00%	08/15/2035	35	35,146
Pennsylvania (Commonwealth of), Second Series 2016, GO Bonds	5.00%	09/15/2025	45	45,748
Pennsylvania (Commonwealth of), Series 2015 D, GO Bonds	4.00%	08/15/2033	45	45,196
Pennsylvania (Commonwealth of), Series 2022, GO Bonds	5.00%	10/01/2025	20	20,353
Pennsylvania (Commonwealth of) Economic Development Financing Authority (UPMC), Series 2015, RB	4.00%	03/15/2040	35	34,999
Pennsylvania (Commonwealth of) Higher Educational Facilities Authority (Thomas Jefferson University), Series 2015 A, Ref. RB	5.00%	09/01/2045	230	230,903
Pennsylvania (Commonwealth of) Higher Educational Facilities Authority (Thomas Jefferson University), Series 2015, Ref. RB	5.00%	09/01/2039	100	100,393
Pennsylvania (Commonwealth of) Higher Educational Facilities Authority (University of Pennsylvania Health System), Series 2015, Ref. RB	5.00%	08/15/2040	105	106,047
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2015 A-1, Ref. RB	5.00%	12/01/2025	5	5,049
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2025 Municipal Bond ETF (BSMP)—(continued)
November 30, 2024
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Pennsylvania-(continued)
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2015 A-1, Ref. RB	5.00%	12/01/2026	$25	$25,245
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2015 A-1, Ref. RB	4.00%	12/01/2035	30	30,102
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2015 A-1, Ref. RB	5.00%	12/01/2038	50	50,671
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2015 A-1, Ref. RB	5.00%	12/01/2040	65	65,306
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2015 A-1, Ref. RB	4.00%	12/01/2041	95	95,032
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2015 A-1, Ref. RB	5.00%	12/01/2045	1,250	1,256,453
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2016 B, Ref. RB	5.00%	06/01/2025	50	50,468
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2016, Ref. RB	5.00%	06/01/2025	75	75,703
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2016, Ref. RB	5.00%	06/01/2027	200	203,532
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2016, Ref. RB	5.00%	06/01/2029	25	25,442
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2017 A-2, Ref. RB	5.00%	12/01/2025	20	20,397
Philadelphia (City of), PA, Series 2015 B, GO Bonds	4.00%	08/01/2035	25	25,084
Philadelphia (City of), PA, Series 2016, Ref. RB	5.00%	10/01/2025	55	55,898
Philadelphia (City of), PA, Series 2017 A, Ref. GO Bonds	5.00%	08/01/2025	40	40,511
Philadelphia (City of), PA Authority for Industrial Development, First Series 2015, Ref. RB	5.00%	04/01/2040	185	185,700
Philadelphia (City of), PA Redevelopment Authority, Series 2015 A, Ref. RB	5.00%	04/15/2031	75	75,496
Reading School District, Series 2015 A, Ref. GO Bonds, (INS - AGM)(c)	4.13%	02/01/2036	85	85,096
Westmoreland (County of), PA Municipal Authority, Series 2016, Ref. RB, (INS - BAM)(c)	5.00%	08/15/2038	150	151,438
				9,144,814
Rhode Island-0.01%
Rhode Island Commerce Corp. (Garvee), Series 2016 B, RB	5.00%	06/15/2025	15	15,142
South Carolina-0.79%
Charleston (City of), SC, Series 2015, RB(a)(b)	5.00%	01/01/2025	200	200,284
Charleston Educational Excellence Finance Corp. (Charleston County School), Series 2023, Ref. RB	5.00%	12/01/2025	90	91,785
Greenville County School District, Series 2023, Ref. RB	5.00%	12/01/2025	100	102,042
South Carolina (State of) Jobs-Economic Development Authority (Furman University), Series 2015, Ref. RB	4.00%	10/01/2038	25	25,040
South Carolina (State of) Public Service Authority, Series 2015 A, Ref. RB	5.00%	12/01/2028	100	100,825
South Carolina (State of) Public Service Authority, Series 2015 A, Ref. RB	5.00%	12/01/2050	210	210,712
South Carolina (State of) Public Service Authority, Series 2015 E, Ref. RB	5.25%	12/01/2055	350	352,940
South Carolina (State of) Transportation Infrastructure Bank, Series 2016 A, Ref. RB	4.00%	10/01/2028	5	5,030
South Carolina (State of) Transportation Infrastructure Bank, Series 2016 A, Ref. RB	4.00%	10/01/2031	150	150,783
South Carolina (State of) Transportation Infrastructure Bank, Series 2021 B, Ref. RB	5.00%	10/01/2025	600	610,389
Spartanburg (City of), SC Sanitary Sewer District, Series 2014 B, Ref. RB(a)(b)	4.00%	03/01/2025	45	45,090
				1,894,920
South Dakota-0.11%
South Dakota (State of) Health & Educational Facilities Authority (Sanford Obligated Group), Series 2015, Ref. RB	5.00%	11/01/2035	255	258,467
South Dakota (State of) Health & Educational Facilities Authority (Sanford Obligated Group), Series 2015, Ref. RB	4.00%	11/01/2040	10	9,966
				268,433
Tennessee-0.79%
Chattanooga (City of), TN, Series 2015 A, Ref. RB	5.00%	09/01/2031	130	131,642
Chattanooga (City of), TN, Series 2015 A, Ref. RB	5.00%	09/01/2032	400	404,914
Nashville (City of) & Davidson (County of), TN Metropolitan Government, Series 2015 C, GO Bonds(a)(b)	4.50%	07/01/2025	35	35,325
Nashville (City of) & Davidson (County of), TN Metropolitan Government, Series 2015 C, GO Bonds(a)(b)	5.00%	07/01/2025	40	40,486
Nashville (City of) & Davidson (County of), TN Metropolitan Government, Series 2016, Ref. GO Bonds	5.00%	01/01/2025	170	170,263
Nashville (City of) & Davidson (County of), TN Metropolitan Government, Series 2017, GO Bonds	5.00%	07/01/2025	5	5,061
Tennessee (State of) School Bond Authority, Series 2015 B, RB(a)(b)	5.00%	11/01/2025	10	10,182
Tennessee (State of) School Bond Authority, Series 2015 B, RB(a)(b)	5.00%	11/01/2025	1,000	1,018,248
Tennessee (State of) School Bond Authority, Series 2015 B, RB, (CEP - Colorado Higher Education Intercept Program)	5.00%	11/01/2025	85	86,652
				1,902,773
Texas-9.88%
Alamo Regional Mobility Authority, Series 2016, RB(a)(b)	5.00%	06/15/2025	1,000	1,010,405
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2025 Municipal Bond ETF (BSMP)—(continued)
November 30, 2024
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas-(continued)
Austin (City of), TX, Series 1998, Ref. RB, (INS - NATL)(c)	5.25%	05/15/2025	$225	$227,213
Austin Community College District, Series 2015, GO Bonds	5.00%	08/01/2035	150	151,301
Bexar (County of), TX, Series 2016, Ref. GO Bonds(a)(b)	4.00%	06/15/2025	250	251,150
Board of Regents of the University of Texas System, Series 2016 C, RB	5.00%	08/15/2025	10	10,141
Board of Regents of the University of Texas System, Series 2016 C, Ref. RB	5.00%	08/15/2025	15	15,211
Board of Regents of the University of Texas System, Series 2016 D, RB	5.00%	08/15/2025	5	5,070
Central Texas Regional Mobility Authority, Series 2015 A, RB(a)(b)	5.00%	07/01/2025	300	303,333
Central Texas Regional Mobility Authority, Series 2015 A, RB(a)(b)	5.00%	07/01/2025	500	505,554
Clear Creek Independent School District, Series 2015 A, Ref. GO Bonds(a)(b)	4.00%	02/15/2025	10	10,016
Clear Creek Independent School District, Series 2015 A, Ref. GO Bonds(a)(b)	5.00%	02/15/2025	20	20,071
Clint Independent School District, Series 2015, GO Bonds(a)(b)	5.00%	08/15/2025	70	70,878
Corpus Christi (City of), TX, Series 2015, RB	5.00%	07/15/2040	100	100,824
Cypress-Fairbanks Independent School District, Series 2015, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2032	295	295,159
Cypress-Fairbanks Independent School District, Series 2016, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2025	80	80,311
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport), Series 2023 B, Ref. RB	5.00%	11/01/2025	5	5,094
Dallas (City of), TX, Series 2015 A, Ref. RB	5.00%	10/01/2044	1,000	1,006,502
Dallas (City of), TX Area Rapid Transit, Series 2016 A, Ref. RB(a)(b)	5.00%	12/01/2025	155	158,258
Dallas (City of), TX Area Rapid Transit, Series 2016 A, Ref. RB(a)(b)	5.00%	12/01/2025	1,500	1,531,528
Dallas (City of), TX Area Rapid Transit, Series 2016 A, Ref. RB(a)(b)	5.00%	12/01/2025	175	178,678
Dallas (City of), TX Area Rapid Transit, Series 2016 A, Ref. RB(a)(b)	5.00%	12/01/2025	10	10,210
Dallas (City of), TX Area Rapid Transit, Series 2016 A, Ref. RB(a)(b)	5.00%	12/01/2025	25	25,525
Dallas (City of), TX Area Rapid Transit, Series 2016 A, Ref. RB(a)(b)	5.00%	12/01/2025	175	178,678
Dallas (City of), TX Area Rapid Transit, Series 2016 A, Ref. RB(a)(b)	5.00%	12/01/2025	200	204,204
Dallas (City of), TX Independent School District, Series 2015, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2025	20	20,079
Dallas (City of), TX Independent School District, Series 2016 A, GO Bonds(a)(b)	4.00%	02/15/2025	65	65,102
Dallas (City of), TX Independent School District, Series 2016 A, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2025	205	205,813
Dallas (City of), TX Independent School District, Series 2016 A, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2027	95	95,381
Dallas College, Series 2022, GO Bonds	5.00%	02/15/2025	25	25,091
Ector County Independent School District, Series 2024 A, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/15/2025	30	30,427
Harris (County of), TX, Series 2015 A, Ref. GO Bonds	5.00%	10/01/2027	70	71,028
Harris (County of), TX, Series 2015 A, Ref. GO Bonds	5.00%	10/01/2029	155	157,290
Harris (County of), TX, Series 2016 A, Ref. RB	5.00%	08/15/2025	380	385,458
Harris (County of), TX Metropolitan Transit Authority, Series 2016 A, Ref. RB	5.00%	11/01/2025	130	132,408
Harris (County of), TX Toll Road Authority (The), Series 2022 A, Ref. RB	5.00%	08/15/2025	215	218,043
Harris County Cultural Education Facilities Finance Corp. (Houston Methodist Hospital), Series 2015, RB	5.00%	12/01/2045	95	95,416
Harris County Cultural Education Facilities Finance Corp. (Memorial Hermann Health System), Series 2014 A, RB	5.00%	12/01/2025	25	25,000
Harris County Cultural Education Facilities Finance Corp. (Texas Children’s Hospital), Series 2015, Ref. RB	5.00%	10/01/2027	15	15,256
Houston (City of), TX, Series 2014 C, Ref. RB	5.00%	05/15/2025	255	255,355
Houston (City of), TX, Series 2016 B, Ref. RB	5.00%	11/15/2025	200	203,996
Houston (City of), TX, Series 2017 A, Ref. GO Bonds	5.00%	03/01/2025	1,300	1,306,046
Humble Independent School District, Series 2015 A, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.50%	02/15/2025	85	85,403
Kerrville Health Facilities Development Corp., Series 2015, Ref. RB	5.00%	08/15/2035	25	25,134
Leander Independent School District, Series 2015 A, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/15/2039	555	559,975
Lewisville Independent School District, Series 2016 A, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	08/15/2027	75	75,499
Lewisville Independent School District, Series 2016 B, Ref. GO Bonds	5.00%	08/15/2028	115	116,471
Lone Star College System, Series 2015 B, Ref. GO Bonds	5.00%	02/15/2025	105	105,356
Lower Colorado River Authority, Series 2015, Ref. RB	5.00%	05/15/2040	100	100,513
Lower Colorado River Authority, Series 2015, Ref. RB	4.00%	05/15/2045	250	239,529
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2025 Municipal Bond ETF (BSMP)—(continued)
November 30, 2024
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas-(continued)
Lower Colorado River Authority, Series 2015, Ref. RB	5.00%	05/15/2045	$1,080	$1,084,863
North East Independent School District, Series 2015, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/01/2030	15	15,179
North East Independent School District, Series 2015, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/01/2031	310	313,586
North Texas Municipal Water District, Series 2015, Ref. RB	5.00%	09/01/2029	200	202,719
North Texas Municipal Water District, Series 2015, Ref. RB	5.00%	09/01/2031	10	10,124
North Texas Municipal Water District, Series 2015, Ref. RB	5.00%	09/01/2032	145	146,713
North Texas Municipal Water District, Series 2015, Ref. RB	5.00%	09/01/2035	135	136,405
North Texas Tollway Authority, Series 2008 I, Ref. RB(a)(b)	6.20%	01/01/2025	100	100,227
North Texas Tollway Authority, Series 2014 A, Ref. RB	5.00%	01/01/2025	250	250,303
North Texas Tollway Authority, Series 2015 A, Ref. RB(a)(b)	5.00%	01/01/2025	225	225,283
North Texas Tollway Authority, Series 2015 A, Ref. RB(a)(b)	5.00%	01/01/2025	260	260,327
North Texas Tollway Authority, Series 2015 A, Ref. RB(a)(b)	5.00%	01/01/2025	220	220,277
North Texas Tollway Authority, Series 2015 A, Ref. RB(a)(b)	5.00%	01/01/2025	355	355,446
North Texas Tollway Authority, Series 2015 B, Ref. RB(a)(b)	4.00%	01/01/2025	100	100,030
North Texas Tollway Authority, Series 2015 B, Ref. RB(a)(b)	5.00%	01/01/2025	60	60,066
North Texas Tollway Authority, Series 2015 B, Ref. RB(a)(b)	5.00%	01/01/2025	215	215,235
North Texas Tollway Authority, Series 2016 A, Ref. RB	5.00%	01/01/2025	155	155,188
North Texas Tollway Authority, Series 2022 A, Ref. RB	5.00%	01/01/2025	50	50,073
North Texas Tollway Authority, Series 2022 B, Ref. RB	5.00%	01/01/2025	120	120,167
Northwest Independent School District, Series 2015, GO Bonds(a)(b)	5.00%	02/15/2025	65	65,232
Permanent University Fund - University of Texas System, Series 2014 B, Ref. RB	5.00%	07/01/2025	145	145,206
Pflugerville Independent School District, Series 2023 A, GO Bonds	5.00%	02/15/2025	1,000	1,004,005
Plano Independent School District, Series 2023, GO Bonds	5.00%	02/15/2025	1,000	1,003,902
Port Arthur Independent School District, Series 2015 A, GO Bonds(a)(b)	5.00%	02/15/2025	450	451,603
Port Arthur Independent School District, Series 2015 A, GO Bonds(a)(b)	5.00%	02/15/2025	150	150,534
Rockwall Independent School District, Series 2016, GO Bonds(a)(b)	5.00%	02/15/2025	175	175,641
SA Energy Acquisition Public Facility Corp., Series 2007, RB	5.50%	08/01/2025	100	100,971
San Antonio (City of), TX, Series 2012, Ref. RB	5.25%	02/01/2025	270	270,916
San Antonio (City of), TX Water System, Series 2015 B, Ref. RB	5.00%	05/15/2036	275	277,153
Tarrant (County of), TX Regional Water District, Series 2015, Ref. RB	5.00%	03/01/2029	150	150,629
Tarrant County Cultural Education Facilities Finance Corp. (Texas Health Resources System), Series 2016 A, Ref. RB	5.00%	02/15/2025	50	50,190
Texas (State of), Series 2015 A, Ref. GO Bonds	5.00%	10/01/2027	175	177,730
Texas (State of), Series 2015 A, Ref. GO Bonds	5.00%	10/01/2028	130	131,953
Texas (State of), Series 2015 A, Ref. GO Bonds	5.00%	10/01/2035	205	207,489
Texas (State of), Series 2015, Ref. GO Bonds	5.00%	10/01/2029	75	76,120
Texas (State of), Series 2015, Ref. GO Bonds	5.00%	10/01/2034	50	50,623
Texas (State of), Series 2016 A, GO Bonds	5.00%	04/01/2025	25	25,163
Texas (State of), Series 2016, GO Bonds	5.00%	04/01/2025	115	115,752
Texas (State of), Series 2016, Ref. GO Bonds	5.00%	10/01/2025	90	91,588
Texas (State of), Series 2018 A, Ref. GO Bonds	5.00%	10/01/2025	105	106,853
Texas (State of) (Water Financial Assistance), Series 2022 B, Ref. GO Bonds	5.00%	08/01/2039	405	408,406
Texas (State of) (Water Financial Assistance), Series 2022 B, Ref. GO Bonds	5.00%	08/01/2041	575	579,647
Texas (State of) Transportation Commission State Highway Fund, Series 2015, Ref. RB	5.00%	10/01/2025	40	40,683
Texas (State of) Transportation Commission State Highway Fund, Series 2016 A, RB	5.00%	10/01/2025	1,000	1,017,068
Texas (State of) Water Development Board, Series 2015 A, RB	5.00%	10/15/2030	305	309,901
Texas (State of) Water Development Board, Series 2015 A, RB	4.00%	10/15/2033	500	501,803
Texas (State of) Water Development Board, Series 2015 A, RB	5.00%	10/15/2040	115	116,324
Texas (State of) Water Development Board, Series 2015 A, RB	5.00%	10/15/2045	100	101,022
Texas (State of) Water Development Board, Series 2021, RB	5.00%	08/01/2025	400	405,325
Texas A&M University, Series 2017 E, Ref. RB	5.00%	05/15/2025	125	126,118
Texas State University Board of Regents, Series 2017 A, Ref. RB	5.00%	03/15/2025	135	135,749
Ysleta Independent School District, Series 2016, GO Bonds(a)(b)	5.00%	08/15/2025	170	172,370
				23,736,263
Utah-0.66%
Utah (State of), Series 2018, GO Bonds	5.00%	07/01/2025	320	323,888
Utah (State of) Transit Authority, Series 2015 A, Ref. RB(a)(b)	4.00%	06/15/2025	305	306,775
Utah (State of) Transit Authority, Series 2015 A, Ref. RB(a)(b)	4.00%	06/15/2025	40	40,233
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2025 Municipal Bond ETF (BSMP)—(continued)
November 30, 2024
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Utah-(continued)
Utah (State of) Transit Authority, Series 2015 A, Ref. RB(a)(b)	4.00%	06/15/2025	$45	$45,262
Utah (State of) Transit Authority, Series 2015 A, Ref. RB(a)(b)	5.00%	06/15/2025	60	60,666
Utah (State of) Transit Authority, Series 2015 A, Ref. RB(a)(b)	5.00%	06/15/2025	80	80,888
Utah (State of) Transit Authority, Series 2015 A, Ref. RB(a)(b)	5.00%	06/15/2025	130	131,443
Utah (State of) Transit Authority, Series 2015 A, Ref. RB	5.00%	06/15/2025	30	30,330
Utah (State of) Transit Authority, Series 2015 A, Ref. RB(a)(b)	5.00%	06/15/2025	30	30,333
Utah (State of) Transit Authority, Series 2015 A, Ref. RB(a)(b)	5.00%	06/15/2025	115	116,276
Utah (State of) Transit Authority, Series 2015 A, Ref. RB(a)(b)	5.00%	06/15/2025	30	30,333
Utah (State of) Transit Authority, Series 2015 A, Ref. RB(a)(b)	5.00%	06/15/2025	125	126,387
Utah (State of) Transit Authority, Series 2015 A, Ref. RB(a)(b)	5.00%	06/15/2025	250	252,775
				1,575,589
Vermont-0.01%
University of Vermont and State Agricultural College, Series 2015, Ref. RB	5.00%	10/01/2040	15	15,181
University of Vermont and State Agricultural College, Series 2015, Ref. RB	5.00%	10/01/2045	20	20,195
				35,376
Virginia-1.23%
Fairfax (County of), VA, Series 2020 A, Ref. GO Bonds	4.00%	10/01/2025	75	75,657
Richmond (City of), VA, Series 2016, Ref. RB	5.00%	01/15/2025	150	150,362
University of Virginia, Series 2015 A-1, RB	4.00%	04/01/2045	150	150,034
Upper Occoquan Sewage Authority, Series 2014, Ref. RB(a)(b)	5.00%	07/01/2025	500	506,017
Virginia (Commonwealth of) College Building Authority, Series 2015 A, RB(a)(b)	5.00%	02/01/2025	40	40,127
Virginia (Commonwealth of) College Building Authority, Series 2015 A, RB	5.00%	02/01/2025	215	215,671
Virginia (Commonwealth of) College Building Authority, Series 2016 A, Ref. RB, (CEP - Colorado Higher Education Intercept Program)	3.00%	09/01/2025	40	39,954
Virginia (Commonwealth of) College Building Authority (21st Century College and Equipment Programs), Series 2020, RB	5.00%	02/01/2025	365	366,140
Virginia (Commonwealth of) College Building Authority (Public Higher Education Financing), Series 2015 B, Ref. RB, (CEP - Colorado Higher Education Intercept Program)	5.00%	09/01/2025	45	45,707
Virginia (Commonwealth of) Public Building Authority, Series 2015 A, RB	4.00%	08/01/2033	1,000	1,002,683
Virginia (Commonwealth of) Public Building Authority, Series 2016 B, Ref. RB	5.00%	08/01/2025	65	65,874
Virginia (Commonwealth of) Public School Authority, Series 2014 B, Ref. RB, (CEP - Colorado Higher Education Intercept Program)	4.00%	08/01/2025	90	90,120
Virginia (Commonwealth of) Transportation Board, Series 2017 A, Ref. RB	5.00%	05/15/2025	120	121,101
Virginia (Commonwealth of) Transportation Board (Garvee), Series 2017, Ref. RB	5.00%	09/15/2025	80	81,329
				2,950,776
Washington-4.45%
Central Puget Sound Regional Transit Authority (Green Bonds), Series 2015 S-1, Ref. RB(a)(b)	4.00%	11/01/2025	1,000	1,011,561
Central Puget Sound Regional Transit Authority (Green Bonds), Series 2015 S-1, Ref. RB(a)(b)	4.00%	11/01/2025	25	25,289
Central Puget Sound Regional Transit Authority (Green Bonds), Series 2015 S-1, Ref. RB(a)(b)	4.00%	11/01/2025	20	20,231
Central Puget Sound Regional Transit Authority (Green Bonds), Series 2015 S-1, Ref. RB(a)(b)	5.00%	11/01/2025	125	127,565
Central Puget Sound Regional Transit Authority (Green Bonds), Series 2015 S-1, Ref. RB(a)(b)	5.00%	11/01/2025	85	86,745
Central Puget Sound Regional Transit Authority (Green Bonds), Series 2015 S-1, Ref. RB(a)(b)	5.00%	11/01/2025	75	76,539
Central Puget Sound Regional Transit Authority (Green Bonds), Series 2015 S-1, Ref. RB(a)(b)	5.00%	11/01/2025	160	163,284
Central Puget Sound Regional Transit Authority (Green Bonds), Series 2015 S-1, Ref. RB(a)(b)	5.00%	11/01/2025	20	20,410
Central Puget Sound Regional Transit Authority (Green Bonds), Series 2015 S-1, Ref. RB(a)(b)	5.00%	11/01/2025	10	10,205
Central Puget Sound Regional Transit Authority (Green Bonds), Series 2015 S-1, Ref. RB(a)(b)	5.00%	11/01/2025	5	5,103
Central Puget Sound Regional Transit Authority (Green Bonds), Series 2015 S-1, Ref. RB(a)(b)	5.00%	11/01/2025	70	71,437
Energy Northwest (Bonneville Power Administration), Series 2016 A, Ref. RB	5.00%	07/01/2025	200	202,361
Energy Northwest (Columbia Generating Station), Series 2015 A, Ref. RB	5.00%	07/01/2029	100	101,095
Energy Northwest (Columbia Generating Station), Series 2015 A, Ref. RB	5.00%	07/01/2032	75	75,691
Energy Northwest (Columbia Generating Station), Series 2015 A, Ref. RB	5.00%	07/01/2033	180	181,628
Energy Northwest (Columbia Generating Station), Series 2015 C, Ref. RB	5.00%	07/01/2031	500	505,042
Energy Northwest (No. 3), Series 2018, Ref. RB	5.00%	07/01/2025	500	505,901
Energy Northwest (Project No. 3), Series 2017 A, Ref. RB	5.00%	07/01/2025	5	5,059
King (County of), WA, Series 2015, Ref. GO Bonds(a)(b)	5.00%	01/01/2025	115	115,163
King (County of), WA, Series 2015, Ref. GO Bonds(a)(b)	5.00%	01/01/2025	100	100,142
King (County of), WA, Series 2015, Ref. RB(a)(b)	5.00%	01/01/2025	40	40,059
King (County of), WA, Series 2015, Ref. RB(a)(b)	5.00%	01/01/2025	55	55,080
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2025 Municipal Bond ETF (BSMP)—(continued)
November 30, 2024
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Washington-(continued)
King (County of), WA, Series 2015, Ref. RB	4.00%	07/01/2045	$75	$74,998
King (County of), WA, Series 2016 B, Ref. RB	5.00%	07/01/2025	90	91,099
King County School District No. 403 Renton, Series 2016, Ref. GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	12/01/2028	25	25,469
King County School District No. 411 Issaquah, Series 2015, Ref. GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	12/01/2025	50	50,468
King County School District No. 411 Issaquah, Series 2015, Ref. GO Bonds, (CEP - Oregon School Bond Guaranty)	3.50%	12/01/2028	40	40,066
Pierce County School District No. 10 Tacoma, Series 2015, Ref. GO Bonds(a)(b)	5.00%	12/01/2025	435	443,755
Pierce County School District No. 10 Tacoma, Series 2015, Ref. GO Bonds(a)(b)	5.00%	12/01/2025	210	214,227
Pierce County School District No. 10 Tacoma, Series 2015, Ref. GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	12/01/2028	35	35,694
Pierce County School District No. 10 Tacoma (Social Bonds), Series 2020 B, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	12/01/2025	60	61,214
Seattle (City of), WA, Series 2019 B, Ref. RB	5.00%	02/01/2025	300	300,912
Seattle (Port of), WA, Series 2022 A, Ref. RB	5.00%	08/01/2025	160	162,172
Snohomish (County of), WA Public Utility District No. 1, Series 2015, RB	5.00%	12/01/2037	15	15,237
Snohomish (County of), WA Public Utility District No. 1, Series 2015, RB	5.00%	12/01/2045	20	20,212
Snohomish County School District No. 15 Edmonds, Series 2024, Ref. GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	12/01/2025	25	25,528
Snohomish County School District No. 201 Snohomish, Series 2016, Ref. GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	12/01/2027	10	10,203
University of Washington, Series 2015 B, Ref. RB	4.00%	06/01/2037	95	95,255
Washington (State of), Series 2014 D, Ref. GO Bonds(a)(b)	5.00%	01/01/2025	345	345,462
Washington (State of), Series 2014 R, Ref. GO Bonds(a)(b)	5.00%	01/01/2025	45	45,060
Washington (State of), Series 2014 R, Ref. GO Bonds(a)(b)	5.00%	01/01/2025	10	10,013
Washington (State of), Series 2014 R, Ref. GO Bonds(a)(b)	5.00%	01/01/2025	125	125,167
Washington (State of), Series 2015 A-1, GO Bonds	5.00%	08/01/2031	200	202,169
Washington (State of), Series 2015 A-1, GO Bonds	5.00%	08/01/2035	1,000	1,010,645
Washington (State of), Series 2015 R, Ref. GO Bonds(a)(b)	4.00%	01/01/2025	400	400,219
Washington (State of), Series 2015 R, Ref. GO Bonds(a)(b)	5.00%	01/01/2025	15	15,020
Washington (State of), Series 2015 R, Ref. GO Bonds(a)(b)	5.00%	01/01/2025	865	866,159
Washington (State of), Series 2017 R, Ref. GO Bonds	5.00%	08/01/2025	75	76,038
Washington (State of), Series R-2015C, Ref. GO Bonds(a)(b)	5.00%	01/01/2025	295	295,432
Washington (State of), Series R-2015C, Ref. GO Bonds(a)(b)	5.00%	01/01/2025	700	701,024
Washington (State of), Series R-2015E, Ref. GO Bonds(a)(b)	5.00%	01/01/2025	200	200,293
Washington (State of), Series R-2015E, Ref. GO Bonds(a)(b)	5.00%	01/01/2025	140	140,205
Washington (State of), Series R-2015E, Ref. GO Bonds(a)(b)	5.00%	01/01/2025	200	200,293
Washington (State of), Series R-2018D, Ref. GO Bonds	5.00%	08/01/2025	250	253,461
Washington (State of), Series R-2022D, Ref. GO Bonds	5.00%	07/01/2025	325	328,892
Washington (State of) Health Care Facilities Authority (Central Washington Health Services Association), Series 2015, Ref. RB	4.00%	07/01/2036	110	109,192
Washington (State of) Health Care Facilities Authority (Central Washington Health Services Association), Series 2015, Ref. RB	5.00%	07/01/2039	75	75,205
Washington (State of) Health Care Facilities Authority (Multicare Health System), Series 2015 B, Ref. RB	5.00%	08/15/2028	45	45,476
Washington (State of) Health Care Facilities Authority (Multicare Health System), Series 2015 B, Ref. RB	5.00%	08/15/2030	35	35,284
Washington (State of) Health Care Facilities Authority (Seattle Cancer Care Alliance), Series 2014, Ref. RB	5.00%	03/01/2038	40	40,052
				10,692,860
West Virginia-0.00%
West Virginia (State of) Commissioner of Highways (Surface Transportation), Series 2017 A, RB	5.00%	09/01/2025	10	10,142
Wisconsin-0.88%
Waushara (County of), WI, Series 2022 A, RB	4.50%	06/01/2027	500	503,869
Wisconsin (State of), Series 2015, Ref. GO Bonds	3.00%	05/01/2025	50	49,987
Wisconsin (State of), Series 2015, Ref. GO Bonds	5.00%	05/01/2025	60	60,504
Wisconsin (State of), Series 2015, Ref. GO Bonds(a)	5.00%	05/01/2027	175	176,311
Wisconsin (State of), Series 2016 A, GO Bonds(a)	5.00%	05/01/2035	500	504,055
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2025 Municipal Bond ETF (BSMP)—(continued)
November 30, 2024
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Wisconsin-(continued)
Wisconsin (State of), Series 2016-1, Ref. GO Bonds(a)	5.00%	11/01/2025	$30	$30,237
Wisconsin (State of), Series 2017 A, GO Bonds(a)(b)	5.00%	05/01/2025	115	115,861
Wisconsin (State of), Series 2017 A, GO Bonds(a)	5.00%	05/01/2027	330	332,472
Wisconsin (State of), Series 2019 A, Ref. RB(a)	5.00%	05/01/2025	45	45,356
Wisconsin (State of) Department of Transportation, Series 2017-1, Ref. RB	5.00%	07/01/2025	35	35,415
Wisconsin (State of) Department of Transportation, Series 2017-2, Ref. RB	5.00%	07/01/2025	50	50,593
Wisconsin (State of) Public Finance Authority (Renown Regional Medical Center), Series 2015 A, RB	4.25%	06/01/2041	200	199,299
				2,103,959
TOTAL INVESTMENTS IN SECURITIES(d)-98.30% (Cost $236,555,549)				236,055,081
OTHER ASSETS LESS LIABILITIES-1.70%				4,074,221
NET ASSETS-100.00%				$240,129,302

Investment Abbreviations:
AGM	-Assured Guaranty Municipal Corp.
AMBAC	-American Municipal Bond Assurance Corp.
BAM	-Build America Mutual Assurance Co.
CEP	-Credit Enhancement Provider
COP	-Certificates of Participation
GO	-General Obligation
INS	-Insurer
NATL	-National Public Finance Guarantee Corp.
RAC	-Revenue Anticipation Certificates
RB	-Revenue Bonds
Ref.	-Refunding
RN	-Revenue Notes

Notes to Schedule of Investments:
(a)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(b)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(c)	Principal and/or interest payments are secured by the bond insurance company listed.
(d)
Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations. No concentration of any single entity was greater than 5% each.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments
Invesco BulletShares 2026 Municipal Bond ETF (BSMQ)
November 30, 2024
(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations-98.29%
Alabama-0.49%
Alabama (State of) Economic Settlement Authority, Series 2016 A, RB	4.00%	09/15/2033	$200	$202,193
Alabama (State of) Federal Aid Highway Finance Authority (Garvee), Series 2016 A, RB(a)(b)	5.00%	09/01/2026	120	124,364
Alabama (State of) Federal Aid Highway Finance Authority (Garvee), Series 2017 B, Ref. RB(a)	5.00%	09/01/2026	20	20,710
Alabama (State of) Public School & College Authority (Social Bonds), Series 2020 A, Ref. RB	5.00%	11/01/2026	105	109,537
Alhambra Unified School District, Series 2016 B, RB	4.00%	10/01/2043	10	10,012
Auburn University, Series 2016 A, Ref. RB	5.00%	06/01/2038	40	40,965
Birmingham (City of), AL Special Care Facilities Financing Authority (Ascension Senior Credit Group), Series 2016, Ref. RB	5.00%	11/15/2046	150	151,999
Homewood (City of), AL, Series 2016, Ref. GO Bonds(a)(b)	5.25%	09/01/2026	5	5,207
Mobile (City of), AL Infirmary Health System Special Care Facilities Financing Authority (Infirmary Health System, Inc.), Series 2016 A, RB	5.00%	02/01/2036	25	25,311
Tuscaloosa (City of), AL Board of Education, Series 2016, Revenue Wts.(a)(b)	5.00%	08/01/2026	50	51,878
Tuscaloosa (City of), AL Board of Education, Series 2016, Revenue Wts.(a)(b)	5.00%	08/01/2026	60	62,254
UAB Medicine Finance Authority, Series 2016 B, Ref. RB	5.00%	09/01/2034	50	51,400
UAB Medicine Finance Authority, Series 2016 B, Ref. RB	5.00%	09/01/2035	85	87,279
UAB Medicine Finance Authority, Series 2016 B, Ref. RB	3.63%	09/01/2041	20	19,508
UAB Medicine Finance Authority, Series 2016 B, Ref. RB	5.00%	09/01/2041	125	127,071
				1,089,688
Alaska-0.07%
North Slope (Borough of), AK, Series 2021 C, GO Bonds	4.00%	06/30/2026	150	152,572
Arizona-1.20%
Arizona (State of), Series 2019 A, Ref. COP(a)	5.00%	10/01/2026	120	125,104
Arizona (State of) Department of Transportation, Series 2016, Ref. RB	5.00%	07/01/2029	15	15,523
Arizona (State of) Department of Transportation, Series 2016, Ref. RB	5.00%	07/01/2032	35	36,056
Arizona (State of) Department of Transportation, Series 2016, Ref. RB	5.00%	07/01/2033	500	514,378
Arizona (State of) Sports & Tourism Authority, Series 2022, Ref. RB, (INS - BAM)(c)	5.00%	07/01/2026	100	103,173
Arizona (State of) Transportation Board (Garvee), Series 2016, Ref. RB	5.00%	07/01/2026	130	134,574
Glendale (City of), AZ Industrial Development Authority (Sun Health Services), Series 2019 A, Ref. RB	5.00%	11/15/2042	20	20,089
Maricopa (County of), AZ Industrial Development Authority (Banner Health Obligated Group), Series 2016, Ref. RB	5.00%	01/01/2026	30	30,664
Maricopa (County of), AZ Special Health Care District (Maricopa Integrated Health), Series 2018 C, GO Bonds	5.00%	07/01/2026	30	31,046
Mesa (City of), AZ, Series 2016, Ref. RB	4.00%	07/01/2031	120	121,476
Mesa (City of), AZ, Series 2016, Ref. RB	4.00%	07/01/2032	575	581,839
Mesa (City of), AZ, Series 2017, Ref. RB	4.00%	07/01/2026	5	5,095
Phoenix (City of), AZ, Series 2016, Ref. GO Bonds	5.00%	07/01/2026	80	82,827
Phoenix Civic Improvement Corp., Series 2016, Ref. RB	5.00%	07/01/2033	20	20,559
Phoenix Civic Improvement Corp., Series 2017, Ref. RB	5.00%	07/01/2026	25	25,840
Phoenix Civic Improvement Corp., Series 2017, Ref. RB	5.00%	07/01/2028	5	5,178
Phoenix Civic Improvement Corp., Series 2017, Ref. RB	5.00%	07/01/2029	50	51,726
Phoenix Civic Improvement Corp., Series 2017, Ref. RB	5.00%	07/01/2030	50	51,632
Phoenix Civic Improvement Corp., Series 2017, Ref. RB	5.00%	07/01/2032	10	10,298
Phoenix Civic Improvement Corp., Series 2017, Ref. RB	5.00%	07/01/2033	100	102,904
Phoenix Civic Improvement Corp., Series 2017, Ref. RB	5.00%	07/01/2034	25	25,707
Phoenix Civic Improvement Corp., Series 2017, Ref. RB	5.00%	07/01/2037	100	102,515
Phoenix Civic Improvement Corp., Series 2021 B, Ref. RB	5.00%	07/01/2026	70	72,496
Pima (County of), AZ, Series 2016, Ref. RB	5.00%	07/01/2026	5	5,174
Salt River Project Agricultural Improvement & Power District, Series 2017, Ref. RB	5.00%	01/01/2026	70	71,678
Salt River Project Agricultural Improvement & Power District, Series 2021 A, Ref. RB	5.00%	01/01/2026	110	112,637
University of Arizona Board of Regents (Green Bonds), Series 2016 B, RB	5.00%	07/01/2042	200	204,199
				2,664,387
California-18.60%
Alameda (City of), CA Corridor Transportation Authority, Series 2016 B, Ref. RB, (INS - AGM)(c)	4.00%	10/01/2037	100	100,669
Alameda (County of), CA Joint Powers Authority (Juvenile Justice), Series 2016, Ref. RB	4.00%	12/01/2034	25	25,431
Bay Area Toll Authority (San Francisco Bay Area), Series 2017, Ref. RB	5.00%	04/01/2026	20	20,616
California (State of), Series 2013, Ref. GO Bonds(a)(b)	3.25%	12/04/2024	35	35,000
California (State of), Series 2015, GO Bonds	5.00%	03/01/2026	95	95,467
California (State of), Series 2016, GO Bonds	5.00%	09/01/2026	5	5,201
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2026 Municipal Bond ETF (BSMQ)—(continued)
November 30, 2024
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
California (State of), Series 2016, GO Bonds	5.00%	09/01/2028	$5	$5,189
California (State of), Series 2016, GO Bonds	5.00%	09/01/2029	25	25,905
California (State of), Series 2016, GO Bonds	4.00%	09/01/2031	75	76,330
California (State of), Series 2016, GO Bonds	4.00%	09/01/2032	5	5,079
California (State of), Series 2016, GO Bonds	3.00%	09/01/2046	5	4,185
California (State of), Series 2016, GO Bonds	4.00%	09/01/2046	50	50,144
California (State of), Series 2016, Ref. GO Bonds	4.00%	09/01/2028	25	25,546
California (State of), Series 2016, Ref. GO Bonds	5.00%	09/01/2029	700	725,344
California (State of), Series 2016, Ref. GO Bonds	5.00%	09/01/2030	200	207,149
California (State of), Series 2016, Ref. GO Bonds	5.00%	09/01/2030	20	20,715
California (State of), Series 2016, Ref. GO Bonds	4.00%	09/01/2031	430	437,628
California (State of), Series 2016, Ref. GO Bonds	4.00%	09/01/2032	80	81,261
California (State of), Series 2016, Ref. GO Bonds	5.00%	09/01/2032	420	434,359
California (State of), Series 2016, Ref. GO Bonds	5.00%	09/01/2032	180	186,154
California (State of), Series 2016, Ref. GO Bonds	4.00%	09/01/2033	5	5,067
California (State of), Series 2016, Ref. GO Bonds	4.00%	09/01/2033	35	35,470
California (State of), Series 2016, Ref. GO Bonds	5.00%	09/01/2033	100	103,357
California (State of), Series 2016, Ref. GO Bonds	4.00%	09/01/2034	735	743,489
California (State of), Series 2016, Ref. GO Bonds	4.00%	09/01/2034	20	20,231
California (State of), Series 2016, Ref. GO Bonds	5.00%	09/01/2034	30	31,001
California (State of), Series 2016, Ref. GO Bonds	4.00%	09/01/2035	500	505,169
California (State of), Series 2016, Ref. GO Bonds	4.00%	09/01/2036	25	25,238
California (State of), Series 2016, Ref. GO Bonds	4.00%	09/01/2036	25	25,238
California (State of), Series 2016, Ref. GO Bonds	4.00%	09/01/2037	10	10,083
California (State of), Series 2017, Ref. GO Bonds	5.00%	08/01/2026	275	285,468
California (State of), Series 2017, Ref. GO Bonds	5.00%	11/01/2026	300	313,363
California (State of), Series 2017, Ref. GO Bonds	4.00%	08/01/2031	5	5,085
California (State of), Series 2017, Ref. GO Bonds	4.00%	08/01/2032	5	5,075
California (State of), Series 2017, Ref. GO Bonds	5.00%	08/01/2033	150	154,808
California (State of), Series 2017, Ref. GO Bonds	4.00%	08/01/2034	95	96,052
California (State of), Series 2017, Ref. GO Bonds	5.00%	08/01/2034	500	515,943
California (State of), Series 2017, Ref. GO Bonds	4.00%	08/01/2036	50	50,457
California (State of), Series 2017, Ref. GO Bonds	5.00%	08/01/2036	100	103,090
California (State of), Series 2018, GO Bonds	5.00%	10/01/2026	1,260	1,313,365
California (State of), Series 2018, GO Bonds	5.00%	10/01/2026	2,015	2,079,289
California (State of), Series 2018, GO Bonds	5.00%	10/01/2047	350	357,607
California (State of), Series 2018, Ref. GO Bonds	5.00%	10/01/2029	150	154,156
California (State of), Series 2019, Ref. GO Bonds	5.00%	10/01/2026	75	78,177
California (State of), Series 2020, GO Bonds	3.00%	03/01/2026	100	100,057
California (State of), Series 2020, Ref. GO Bonds	4.00%	11/01/2026	5	5,131
California (State of), Series 2021, GO Bonds	5.00%	12/01/2032	20	20,586
California (State of), Series 2021, Ref. GO Bonds	4.00%	10/01/2026	5	5,124
California (State of), Series 2021, Ref. GO Bonds	5.00%	12/01/2026	400	418,699
California (State of), Series 2022 A, Ref. GO Bonds	5.00%	11/01/2026	35	36,559
California (State of), Series 2022, GO Bonds	5.00%	04/01/2026	20	20,595
California (State of) (Bid Group C), Series 2016, Ref. GO Bonds	5.00%	08/01/2028	100	103,601
California (State of) (Bid Group C), Series 2016, Ref. GO Bonds	5.00%	08/01/2030	25	25,853
California (State of) (Bid Group C), Series 2016, Ref. GO Bonds	5.00%	08/01/2033	220	227,052
California (State of) (Bid Group C), Series 2018, Ref. GO Bonds	5.00%	08/01/2026	50	51,903
California (State of) Department of Water Resources, Series 2016 AW, Ref. RB(a)(b)	5.00%	12/01/2026	10	10,491
California (State of) Department of Water Resources, Series 2016 AW, Ref. RB	5.00%	12/01/2026	50	52,567
California (State of) Department of Water Resources, Series 2016 AW, Ref. RB	5.00%	12/01/2030	50	52,259
California (State of) Department of Water Resources, Series 2016 AW, Ref. RB	5.00%	12/01/2031	70	73,081
California (State of) Department of Water Resources, Series 2017 AX, Ref. RB	5.00%	12/01/2026	45	47,310
California (State of) Department of Water Resources, Series 2019 BA, RB	5.00%	12/01/2026	50	52,567
California (State of) Department of Water Resources (Central Valley), Series 2016 AW, Ref. RB(a)(b)	5.00%	12/01/2026	5	5,246
California (State of) Department of Water Resources (Central Valley), Series 2016 AW, Ref. RB	5.00%	12/01/2028	90	94,332
California (State of) Department of Water Resources (Central Valley), Series 2016 AW, Ref. RB	5.00%	12/01/2029	20	20,931
California (State of) Department of Water Resources (Central Valley), Series 2016 AW, Ref. RB	4.00%	12/01/2034	20	20,442
California (State of) Department of Water Resources (Central Valley), Series 2016 AW, Ref. RB	4.00%	12/01/2035	35	35,683
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2026 Municipal Bond ETF (BSMQ)—(continued)
November 30, 2024
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
California (State of) Department of Water Resources (Central Valley), Series 2020 BB, Ref. RB	5.00%	12/01/2026	$175	$183,985
California (State of) Department of Water Resources (Central Valley), Series 2021, RB	5.00%	12/01/2026	95	99,877
California (State of) Educational Facilities Authority (Pepperdine University), Series 2016, Ref. RB(a)(b)	5.00%	04/01/2026	20	20,656
California (State of) Health Facilities Financing Authority (Adventist Health System), Series 2016 A, Ref. RB	4.00%	03/01/2039	305	304,198
California (State of) Health Facilities Financing Authority (Cedars-Sinai Medical Center), Series 2015, Ref. RB	5.00%	11/15/2026	45	45,958
California (State of) Health Facilities Financing Authority (Cedars-Sinai Medical Center), Series 2016 A, RB	5.00%	08/15/2033	95	98,256
California (State of) Health Facilities Financing Authority (Cedars-Sinai Medical Center), Series 2016 B, Ref. RB	5.00%	08/15/2032	110	113,937
California (State of) Health Facilities Financing Authority (Cedars-Sinai Medical Center), Series 2016 B, Ref. RB	4.00%	08/15/2035	70	70,758
California (State of) Health Facilities Financing Authority (Cedars-Sinai Medical Center), Series 2016 B, Ref. RB	5.00%	08/15/2035	285	294,281
California (State of) Health Facilities Financing Authority (Cedars-Sinai Medical Center), Series 2016 B, Ref. RB	4.00%	08/15/2036	495	500,042
California (State of) Health Facilities Financing Authority (Cedars-Sinai Medical Center), Series 2016 B, Ref. RB	4.00%	08/15/2039	185	186,267
California (State of) Health Facilities Financing Authority (Lucile Salter Packard Children’s Hospital at Stanford), Series 2016 B, RB	5.00%	08/15/2055	150	152,387
California (State of) Health Facilities Financing Authority (Providence St. Joseph Health), Series 2016 A, Ref. RB	4.00%	10/01/2035	115	115,191
California (State of) Health Facilities Financing Authority (Providence St. Joseph Health), Series 2016 A, Ref. RB	4.00%	10/01/2036	100	100,128
California (State of) Health Facilities Financing Authority (Stanford Health Care), Series 2017 A, Ref. RB	5.00%	11/15/2026	25	26,203
California (State of) Health Facilities Financing Authority (Sutter Health), Series 2016 B, Ref. RB(a)(b)	5.00%	11/15/2026	40	41,841
California (State of) Health Facilities Financing Authority (Sutter Health), Series 2016 B, Ref. RB	5.00%	11/15/2046	60	61,416
California (State of) Infrastructure & Economic Development Bank, Series 2016 A, RB(a)(b)	4.00%	10/01/2026	30	30,836
California (State of) Infrastructure & Economic Development Bank (Bay Area Toll Bridges), Series 2003 A, RB(a)	5.00%	07/01/2026	30	31,188
California (State of) Infrastructure & Economic Development Bank (Clean Water Revolving Fund) (Green Bonds), Series 2016, RB	5.00%	10/01/2026	5	5,170
California (State of) Infrastructure & Economic Development Bank (Clean Water Revolving Fund) (Green Bonds), Series 2016, RB	5.00%	10/01/2027	110	113,655
California (State of) Infrastructure & Economic Development Bank (Clean Water Revolving Fund) (Green Bonds), Series 2016, RB	5.00%	10/01/2028	160	165,152
California (State of) Infrastructure & Economic Development Bank (Clean Water Revolving Fund) (Green Bonds), Series 2016, RB	5.00%	10/01/2029	80	82,520
California (State of) Infrastructure & Economic Development Bank (Clean Water Revolving Fund) (Green Bonds), Series 2016, RB	5.00%	10/01/2030	95	97,920
California (State of) Infrastructure & Economic Development Bank (Clean Water Revolving Fund) (Green Bonds), Series 2016, RB	5.00%	10/01/2031	25	25,733
California (State of) Infrastructure & Economic Development Bank (Clean Water Revolving Fund) (Green Bonds), Series 2017, RB	5.00%	10/01/2026	55	57,601
California (State of) Infrastructure & Economic Development Bank (Clean Water Revolving Fund) (Green Bonds), Series 2018, RB	5.00%	10/01/2026	5	5,236
California (State of) Municipal Finance Authority (Humangood - California Obligated Group), Series 2019 A, Ref. RB	5.00%	10/01/2044	200	202,494
California (State of) Public Finance Authority (Henry Mayo Newhall Hospital), Series 2017, Ref. RB	5.00%	10/15/2047	200	202,037
California (State of) Public Works Board, Series 2015 F, Ref. RB	5.00%	05/01/2026	35	35,337
California (State of) Public Works Board, Series 2019 C, RB	5.00%	11/01/2026	5	5,230
California (State of) Public Works Board, Series 2022 A, Ref. RB	5.00%	08/01/2026	1,265	1,314,835
California (State of) Public Works Board, Series 2023 C, Ref. RB	5.00%	09/01/2026	5	5,208
California (State of) Public Works Board, Series 2023, Ref. RB	5.00%	12/01/2026	500	524,171
California (State of) Public Works Board (Various Capital), Series 2016 C, Ref. RB	5.00%	11/01/2026	25	26,152
California (State of) Public Works Board (Various Capital), Series 2016 C, Ref. RB	5.00%	11/01/2029	70	72,701
California (State of) Public Works Board (Various Capital), Series 2016 C, Ref. RB	4.00%	11/01/2032	220	222,412
California (State of) Public Works Board (Various Capital), Series 2016 C, Ref. RB	5.00%	11/01/2033	55	56,992
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2026 Municipal Bond ETF (BSMQ)—(continued)
November 30, 2024
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
California (State of) Public Works Board (Various Capital), Series 2016 C, Ref. RB	5.00%	11/01/2034	$70	$72,519
California (State of) Public Works Board (Various Capital), Series 2016 D, Ref. RB	4.00%	04/01/2031	60	60,761
California (State of) Public Works Board (Various Capital), Series 2016 D, Ref. RB	4.00%	04/01/2032	55	55,602
California (State of) Public Works Board (Various Capital), Series 2017 B, Ref. RB(a)	5.00%	10/01/2026	5	5,219
California (State of) Public Works Board (Various Capital), Series 2017 B, Ref. RB	5.00%	10/01/2026	25	26,095
California (State of) Statewide Communities Development Authority (Adventist Health System), Series 2015 A, Ref. RB	4.13%	03/01/2034	225	225,348
California (State of) Statewide Communities Development Authority (Adventist Health System), Series 2015 A, Ref. RB	4.38%	03/01/2044	200	201,085
California (State of) Statewide Communities Development Authority (Enloe Medical Center), Series 2015, Ref. RB(a)(b)	4.00%	02/15/2026	20	20,315
California (State of) Statewide Communities Development Authority (Enloe Medical Center), Series 2015, Ref. RB(a)(b)	5.00%	02/15/2026	25	25,688
California (State of) Statewide Communities Development Authority (John Muir Health), Series 2016 A, Ref. RB	4.00%	08/15/2046	150	150,217
California State University, Series 2016 A, Ref. RB	5.00%	11/01/2026	90	93,349
California State University, Series 2016 A, Ref. RB	5.00%	11/01/2027	100	103,531
California State University, Series 2016 A, Ref. RB	5.00%	11/01/2028	40	41,367
California State University, Series 2016 A, Ref. RB	5.00%	11/01/2029	75	77,511
California State University, Series 2016 A, Ref. RB	5.00%	11/01/2031	35	36,090
California State University, Series 2016 A, Ref. RB	5.00%	11/01/2032	30	30,915
California State University, Series 2016 A, Ref. RB	5.00%	11/01/2033	5	5,150
California State University, Series 2016 A, Ref. RB	4.00%	11/01/2034	10	10,136
California State University, Series 2016 A, Ref. RB	5.00%	11/01/2036	45	46,261
California State University, Series 2016 A, Ref. RB	5.00%	11/01/2041	600	614,339
California State University, Series 2016 A, Ref. RB	4.00%	11/01/2045	70	70,179
California State University, Series 2016 A, Ref. RB	5.00%	11/01/2045	400	408,524
California State University, Series 2017 A, Ref. RB	5.00%	11/01/2026	25	26,238
Campbell Union High School District (Election of 2016), Series 2018 B, GO Bonds(a)(b)	4.00%	08/01/2026	20	20,497
Chabot-Las Positas Community College District, Series 2016, Ref. GO Bonds	4.00%	08/01/2033	25	25,403
Chabot-Las Positas Community College District, Series 2016, Ref. GO Bonds	4.00%	08/01/2034	245	248,708
Coachella Valley Unified School District (Election of 2005), Series 2016 F, GO Bonds, (INS - BAM)(c)	5.00%	08/01/2046	175	178,212
East Side Union High School District, Series 2003 B, Ref. GO Bonds, (INS - NATL)(c)	5.25%	02/01/2026	95	95,977
Eastern Municipal Water District, Series 2016 A, Ref. RB	5.00%	07/01/2042	625	641,842
Eastern Municipal Water District Financing Authority, Series 2016 B, Ref. RB	5.00%	07/01/2033	25	25,885
Eastern Municipal Water District Financing Authority, Series 2016 B, Ref. RB	4.00%	07/01/2034	15	15,256
Eastern Municipal Water District Financing Authority, Series 2016 B, Ref. RB	4.00%	07/01/2035	55	55,859
Fresno Unified School District, Series 2016 A, Ref. GO Bonds	4.00%	08/01/2041	50	50,170
Hayward Unified School District, Series 2017, GO Bonds, (INS - AGM)(c)	3.50%	08/01/2037	45	44,782
Hayward Unified School District, Series 2017, GO Bonds, (INS - AGM)(c)	4.00%	08/01/2039	50	50,273
Hayward Unified School District, Series 2017, GO Bonds, (INS - AGM)(c)	4.00%	08/01/2042	60	60,199
Imperial Irrigation District, Series 2016 C, Ref. RB	5.00%	11/01/2036	250	257,111
Imperial Irrigation District, Series 2016 C, Ref. RB	5.00%	11/01/2038	25	25,685
Irvine Facilities Financing Authority (Gateway Preserve Land Acquisition), Series 2023, RB	5.25%	05/01/2043	225	230,786
Irvine Ranch Water District, Series 2016, RB	5.25%	02/01/2046	30	30,890
Los Angeles (City of), CA, Series 2022 C, Ref. RB	5.00%	06/01/2026	5	5,183
Los Angeles (City of), CA Department of Airports, Series 2020 A, Ref. RB	5.00%	05/15/2026	120	124,300
Los Angeles (City of), CA Department of Water & Power, Series 2016 A, Ref. RB	5.00%	07/01/2041	50	50,891
Los Angeles (City of), CA Department of Water & Power, Series 2016 A, Ref. RB	5.00%	07/01/2046	1,100	1,117,250
Los Angeles (City of), CA Department of Water & Power, Series 2016 B, RB	5.00%	07/01/2027	15	15,394
Los Angeles (City of), CA Department of Water & Power, Series 2016 B, Ref. RB	5.00%	07/01/2026	25	25,662
Los Angeles (City of), CA Department of Water & Power, Series 2016 B, Ref. RB	5.00%	07/01/2027	10	10,265
Los Angeles (City of), CA Department of Water & Power, Series 2016 B, Ref. RB	5.00%	07/01/2030	40	40,981
Los Angeles (City of), CA Department of Water & Power, Series 2016 B, Ref. RB	5.00%	07/01/2031	25	25,602
Los Angeles (City of), CA Department of Water & Power, Series 2016 B, Ref. RB	5.00%	07/01/2035	1,000	1,021,576
Los Angeles (City of), CA Department of Water & Power, Series 2020 A, Ref. RB	5.00%	07/01/2026	215	223,276
Los Angeles (City of), CA Department of Water & Power, Series 2021 A, RB	5.00%	07/01/2026	250	259,130
Los Angeles (City of), CA Department of Water & Power, Series 2022 C, Ref. RB	5.00%	07/01/2026	570	591,942
Los Angeles (County of), CA Metropolitan Transportation Authority, Series 2016 A, Ref. RB	5.00%	06/01/2030	200	207,249
Los Angeles (County of), CA Metropolitan Transportation Authority, Series 2016 A, Ref. RB	5.00%	06/01/2031	90	93,170
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2026 Municipal Bond ETF (BSMQ)—(continued)
November 30, 2024
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
Los Angeles (County of), CA Metropolitan Transportation Authority, Series 2016 A, Ref. RB	5.00%	06/01/2032	$60	$62,044
Los Angeles (County of), CA Metropolitan Transportation Authority, Series 2016 A, Ref. RB	5.00%	06/01/2033	1,000	1,033,044
Los Angeles (County of), CA Metropolitan Transportation Authority, Series 2016 A, Ref. RB	5.00%	06/01/2034	35	36,131
Los Angeles (County of), CA Metropolitan Transportation Authority, Series 2016 A, Ref. RB	5.00%	06/01/2035	10	10,314
Los Angeles (County of), CA Metropolitan Transportation Authority, Series 2021 A, RB	5.00%	06/01/2026	25	25,952
Los Angeles (County of), CA Metropolitan Transportation Authority (Green Bonds), Series 2017 A, RB	5.00%	07/01/2026	50	52,020
Los Angeles (County of), CA Metropolitan Transportation Authority (Green Bonds), Series 2019 A, RB	5.00%	07/01/2026	50	52,020
Los Angeles (County of), CA Metropolitan Transportation Authority (Green Bonds), Series 2020 A, RB	5.00%	06/01/2026	535	555,378
Los Angeles Community College District (Election of 2008), Series 2019 K, GO Bonds	4.00%	08/01/2036	30	30,378
Los Angeles Unified School District, Series 2016 A, Ref. GO Bonds	5.00%	07/01/2026	260	263,840
Los Angeles Unified School District, Series 2016 B, Ref. GO Bonds	5.00%	07/01/2030	105	108,726
Los Angeles Unified School District, Series 2017 A, Ref. GO Bonds	5.00%	07/01/2026	375	389,910
Los Angeles Unified School District, Series 2020 C, GO Bonds	5.00%	07/01/2026	680	707,037
Los Angeles Unified School District (Sustainability Bonds), Series 2023 A, COP	5.00%	10/01/2026	500	521,359
Metropolitan Water District of Southern California, Series 2020 A, Ref. RB	5.00%	07/01/2026	150	156,107
Metropolitan Water District of Southern California, Series 2021 B, Ref. RB	5.00%	10/01/2026	150	157,178
Montebello Unified School District (Election of 2016), Series 2016 A, GO Bonds	5.00%	08/01/2041	100	102,658
Mountain View Whisman School District (Election of 2012), Series 2016 B, GO Bonds(a)(b)	4.00%	09/01/2026	105	107,766
Municipal Improvement Corp. of Los Angeles (Real Property), Series 2016 B, Ref. RB	5.00%	11/01/2026	65	68,181
Municipal Improvement Corp. of Los Angeles (Real Property), Series 2016 B, Ref. RB	5.00%	11/01/2029	250	260,690
Municipal Improvement Corp. of Los Angeles (Real Property), Series 2016 B, Ref. RB	5.00%	11/01/2030	200	208,178
Municipal Improvement Corp. of Los Angeles (Real Property), Series 2016 B, Ref. RB	4.00%	11/01/2033	20	20,326
Municipal Improvement Corp. of Los Angeles (Real Property), Series 2016 B, Ref. RB	4.00%	11/01/2035	165	167,207
Municipal Improvement Corp. of Los Angeles (Real Property), Series 2016 B, Ref. RB	4.00%	11/01/2036	25	25,303
Napa Valley Unified School District (Election of 2016), Series 2019 C, GO Bonds, (INS - AGM)(c)	4.00%	08/01/2044	50	50,149
Natomas Unified School District (Election of 2014), Series 2017, GO Bonds, (INS - BAM)(c)	4.00%	08/01/2042	200	200,640
Oakland Unified School District, Series 2016, Ref. GO Bonds	5.00%	08/01/2029	45	46,555
Palomar Health, Series 2016 B, Ref. GO Bonds	4.00%	08/01/2035	20	19,694
Palomar Health, Series 2016 B, Ref. GO Bonds	4.00%	08/01/2036	200	192,947
Palomar Health, Series 2016, Ref. RB	5.00%	11/01/2039	110	107,846
Pasadena Unified School District (Election of 2008), Series 2016, GO Bonds	4.00%	08/01/2035	20	20,263
Pittsburg Unified School District, Series 2016, Ref. GO Bonds	4.00%	08/01/2040	35	35,086
Regents of the University of California Medical Center, Series 2016 L, Ref. RB	5.00%	05/15/2032	40	41,304
Regents of the University of California Medical Center, Series 2016 L, Ref. RB	5.00%	05/15/2033	25	25,806
Regents of the University of California Medical Center, Series 2016 L, Ref. RB	5.00%	05/15/2034	180	185,715
Regents of the University of California Medical Center, Series 2016 L, Ref. RB	5.00%	05/15/2035	875	902,239
Regents of the University of California Medical Center, Series 2016 L, Ref. RB	4.00%	05/15/2037	15	15,076
Regents of the University of California Medical Center, Series 2016 L, Ref. RB	4.00%	05/15/2038	140	140,979
Regents of the University of California Medical Center, Series 2016 L, Ref. RB	5.00%	05/15/2041	170	174,182
Regents of the University of California Medical Center, Series 2016 L, Ref. RB	4.00%	05/15/2044	125	125,473
Sacramento (City of), CA Area Flood Control Agency (Consolidated Capital Assessment District No.2), Series 2016, Ref. RB	5.00%	10/01/2043	150	154,460
Sacramento (City of), CA Municipal Utility District, Series 2018 F, Ref. RB	5.00%	08/15/2026	5	5,217
Sacramento (City of), CA Municipal Utility District, Series 2021 I, Ref. RB	5.00%	08/15/2026	20	20,866
Sacramento (County of), CA, Series 2016 B, Ref. RB	5.00%	07/01/2041	130	133,444
San Bernardino (County of), CA (Arrowhead), Series 2019 A, Ref. COP	5.00%	10/01/2026	125	130,591
San Diego (City of), CA Association of Governments (Mid Coast Corridor; Green Bonds), Series 2019, RB(a)(b)	5.00%	11/15/2025	75	76,633
San Diego (City of), CA Public Facilities Financing Authority, Series 2015, Ref. RB	4.00%	05/15/2026	120	120,639
San Diego (City of), CA Public Facilities Financing Authority, Series 2016 A, Ref. RB	5.00%	05/15/2029	5	5,180
San Diego (City of), CA Public Facilities Financing Authority, Series 2016 A, Ref. RB	5.00%	05/15/2032	145	149,862
San Diego (City of), CA Public Facilities Financing Authority, Series 2016 A, Ref. RB	5.00%	05/15/2034	5	5,158
San Diego (City of), CA Public Facilities Financing Authority, Series 2016 A, Ref. RB	5.00%	05/15/2035	100	103,041
San Diego (City of), CA Public Facilities Financing Authority, Series 2016 A, Ref. RB	5.00%	05/15/2036	100	102,968
San Diego (City of), CA Public Facilities Financing Authority, Series 2016 A, Ref. RB	5.00%	05/15/2037	5	5,145
San Diego (City of), CA Public Facilities Financing Authority, Series 2016 B, Ref. RB	5.00%	08/01/2028	880	915,924
San Diego (City of), CA Public Facilities Financing Authority, Series 2016 B, Ref. RB	5.00%	08/01/2037	60	61,851
San Diego (County of), CA Regional Transportation Commission, Series 2016 A, RB	5.00%	04/01/2041	135	138,162
San Diego Community College District, Series 2016, Ref. GO Bonds(a)(b)	4.00%	08/01/2026	115	117,745
San Diego Community College District, Series 2016, Ref. GO Bonds(a)(b)	5.00%	08/01/2026	130	135,208
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2026 Municipal Bond ETF (BSMQ)—(continued)
November 30, 2024
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
San Diego Community College District, Series 2016, Ref. GO Bonds(a)(b)	5.00%	08/01/2026	$70	$72,804
San Diego Community College District, Series 2016, Ref. GO Bonds(a)(b)	5.00%	08/01/2026	5	5,200
San Diego Community College District, Series 2016, Ref. GO Bonds(a)(b)	5.00%	08/01/2026	25	26,002
San Diego Community College District, Series 2016, Ref. GO Bonds	5.00%	08/01/2028	100	104,298
San Diego Unified School District, Series 2016 R-5, Ref. GO Bonds	4.00%	07/01/2029	15	15,308
San Diego Unified School District, Series 2016 R-5, Ref. GO Bonds	5.00%	07/01/2029	130	134,829
San Diego Unified School District, Series 2016 SR-1, Ref. GO Bonds	4.00%	07/01/2032	60	60,949
San Diego Unified School District, Series 2016 SR-1, Ref. GO Bonds	4.00%	07/01/2033	40	40,615
San Diego Unified School District (Election of 1998), Series 2005 C-2, Ref. GO Bonds, (INS - AGM)(c)	5.50%	07/01/2026	35	36,628
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport), Second Series 2022 B, Ref. RB	5.00%	05/01/2026	5	5,166
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport), Series 2016 C, RB	5.00%	05/01/2046	100	102,235
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport), Series 2019 D, Ref. RB	5.00%	05/01/2026	40	41,329
San Francisco (City & County of), CA Public Utilities Commission, Series 2016, Ref. RB	5.00%	11/01/2026	20	20,960
San Francisco (City & County of), CA Public Utilities Commission, Series 2016, Ref. RB	5.00%	11/01/2028	170	177,429
San Francisco (City & County of), CA Public Utilities Commission, Series 2016, Ref. RB	5.00%	11/01/2029	10	10,422
San Francisco (City & County of), CA Public Utilities Commission, Series 2016, Ref. RB	4.00%	11/01/2030	55	56,252
San Francisco (City & County of), CA Public Utilities Commission, Series 2016, Ref. RB	5.00%	11/01/2033	625	649,530
San Francisco (City & County of), CA Public Utilities Commission, Series 2016, Ref. RB	4.00%	11/01/2036	95	96,011
San Francisco (City & County of), CA Public Utilities Commission (Green Bonds), Series 2017 D, Ref. RB	5.00%	11/01/2026	105	110,039
San Francisco (City & County of), CA Public Utilities Commission (Green Bonds), Series 2023 A, RB	5.00%	10/01/2026	5	5,227
San Francisco (City & County of), CA Successor Agency to the Redevelopment Agency (Mission Bay South Redevelopment), Series 2016 C, Ref. RB, (INS - NATL)(c)	5.00%	08/01/2041	150	154,012
San Francisco (County of), CA Transportation Authority, Series 2017, RB	4.00%	02/01/2026	150	152,481
San Jose (City of), CA Redevelopment Agency Successor Agency, Series 2017 B, Ref. RB	5.00%	08/01/2026	110	114,352
San Jose Unified School District (Election of 2012), Series 2019 N, GO Bonds	4.00%	08/01/2030	65	66,372
Santa Clara (County of), CA Water District (Green Bonds), Series 2022 B, COP	5.00%	12/01/2026	105	109,967
Santa Clara Unified School District (Election of 2018), Series 2019, GO Bonds	4.00%	07/01/2048	165	165,455
Santa Clara Valley Transportation Authority, Series 2018 A, Ref. RB	5.00%	06/01/2026	100	103,899
Santa Clara Valley Transportation Authority, Series 2023 A, Ref. RB	5.00%	04/01/2026	500	517,137
Santa Clara Valley Water District, Series 2023, COP	4.00%	06/01/2026	20	20,410
Silicon Valley Clean Water (WIFIA WWTP), Series 2021 B, RN	0.50%	03/01/2026	500	476,310
Sonoma (County of), CA Junior College District (Election of 2014), Series 2016 A, GO Bonds	5.00%	08/01/2041	5	5,139
Stockton Unified School District, Series 2016, Ref. GO Bonds	5.00%	08/01/2031	20	20,510
Sweetwater Union High School District, Series 2016, Ref. GO Bonds	4.00%	08/01/2042	20	20,050
Sweetwater Union High School District (Election of 2006), Series 2016 B, GO Bonds, (INS - AGM)(c)	3.38%	08/01/2040	80	76,224
University of California, Series 2016 AR, Ref. RB	5.00%	05/15/2030	5	5,169
University of California, Series 2016 AR, Ref. RB	5.00%	05/15/2031	130	134,240
University of California, Series 2016 AR, Ref. RB	5.00%	05/15/2046	25	25,528
University of California, Series 2017 AY, Ref. RB	5.00%	05/15/2026	200	207,196
University of California, Series 2024 BX, RB	5.00%	05/15/2026	1,000	1,035,978
University of California (Limited), Series 2016 K, RB	5.00%	05/15/2035	120	123,511
University of California (Limited), Series 2016 K, RB	4.00%	05/15/2036	70	70,750
University of California (Limited), Series 2016 K, RB	4.00%	05/15/2046	195	195,528
University of California (Limited), Series 2016 K, RB	5.00%	05/15/2051	300	305,629
Victor Valley Union High School District, Series 2016 A, Ref. GO Bonds, (INS - BAM)(c)	3.00%	08/01/2034	20	19,574
Victor Valley Union High School District (Election of 2008), Series 2009 A, GO Bonds, (INS - AGC)(c)	5.75%	08/01/2031	450	473,034
West Hollywood (City of), CA Public Financing Authority (Park Phase II), Series 2016, Ref. RB	3.00%	04/01/2041	125	111,507
				41,306,515
Colorado-2.63%
Adams & Arapahoe Joint School District No. 28J Aurora, Series 2017 A, Ref. GO Bonds	5.00%	12/01/2030	125	130,270
Adams & Arapahoe Joint School District No. 28J Aurora, Series 2017 A, Ref. GO Bonds	5.00%	12/01/2031	20	20,796
Adams & Arapahoe Joint School District No. 28J Aurora, Series 2017 A, Ref. GO Bonds	5.00%	12/01/2032	50	51,950
Adams 12 Five Star Schools, Series 2016 B, Ref. GO Bonds	5.00%	12/15/2028	100	104,673
Adams 12 Five Star Schools, Series 2016 B, Ref. GO Bonds	5.00%	12/15/2030	180	188,119
Adams 12 Five Star Schools, Series 2016 B, Ref. GO Bonds	4.00%	12/15/2031	15	15,263
Adams 12 Five Star Schools, Series 2016 B, Ref. GO Bonds	5.00%	12/15/2032	60	62,549
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2026 Municipal Bond ETF (BSMQ)—(continued)
November 30, 2024
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Colorado-(continued)
Arapahoe County School District No. 6 Littleton, Series 2019 A, GO Bonds	5.00%	12/01/2026	$30	$31,361
Aurora (City of), CO (Green Bonds), Series 2016, Ref. RB(a)(b)	5.00%	08/01/2026	110	114,060
Aurora (City of), CO (Green Bonds), Series 2016, Ref. RB(a)(b)	5.00%	08/01/2026	5	5,185
Colorado (State of), Series 2018 A, COP	5.00%	12/15/2026	25	26,131
Colorado (State of), Series 2021 A, COP	5.00%	12/15/2026	1,540	1,609,663
Colorado (State of) Health Facilities Authority (CommonSpirit Health), Series 2019 A, Ref. RB	5.00%	08/01/2026	60	61,868
Colorado (State of) Health Facilities Authority (SCL Health System), Series 2019 A, Ref. RB	5.00%	01/01/2026	95	97,226
Colorado (State of) Health Facilities Authority (Vail Valley Medical Center), Series 2015, RB	5.00%	01/15/2035	190	192,970
Colorado (State of) Higher Education, Series 2014 A, Ref. COP	5.00%	11/01/2026	30	31,273
Colorado (State of) Regional Transportation District, Series 2015, COP	5.00%	06/01/2026	160	161,532
Colorado Springs (City of), CO, Series 2018 A-1, Ref. RB	5.00%	11/15/2026	30	31,361
Commerce (City of), CO, Series 2016, RB(a)(b)	5.00%	08/01/2026	55	56,984
Denver (City & County of), CO, Series 2016 A, Ref. RB	5.00%	11/15/2031	125	129,323
Denver (City & County of), CO, Series 2016 A, Ref. RB	5.00%	11/15/2032	10	10,328
Denver (City & County of), CO, Series 2018 A-1, RB	5.00%	08/01/2041	25	25,745
Denver (City & County of), CO, Series 2022 C, Ref. RB	5.00%	11/15/2026	15	15,649
Denver (City & County of), CO (Convention Center Expansion), Series 2018 A, COP	5.38%	06/01/2043	215	220,341
Denver City & County School District No. 1, Series 2016, Ref. GO Bonds	4.00%	12/01/2026	90	90,848
Denver City & County School District No. 1, Series 2017, GO Bonds	5.00%	12/01/2026	30	31,361
Denver City & County School District No. 1, Series 2017, GO Bonds	5.00%	12/01/2028	25	26,104
Denver City & County School District No. 1, Series 2017, GO Bonds	5.00%	12/01/2030	105	109,365
Denver City & County School District No. 1, Series 2017, GO Bonds	5.00%	12/01/2031	1,555	1,617,796
Denver City & County School District No. 1, Series 2017, GO Bonds	5.00%	12/01/2037	5	5,172
Denver City & County School District No. 1, Series 2017, GO Bonds	5.00%	12/01/2038	90	93,050
Douglas County School District No. Re-1 Douglas & Elbert Counties, Series 2022, Ref. GO Bonds	5.00%	12/15/2026	40	41,874
Eagle County School District No. Re50J, Series 2017, GO Bonds	5.00%	12/01/2034	10	10,400
Eagle County School District No. Re50J, Series 2017, GO Bonds	5.00%	12/01/2035	100	103,880
Jefferson County School District R-1, Series 2012, Ref. GO Bonds	5.00%	12/15/2026	40	41,809
St. Vrain Valley School District Re-1J (Boulder, Larimer & Weld Counties and the City and County of Broomfield), Series 2016 C, GO Bonds	5.00%	12/15/2032	105	109,524
University of Colorado, Series 2017 A-2, Ref. RB	5.00%	06/01/2026	55	56,807
Weld County School District No. RE-4, Series 2016, GO Bonds	5.25%	12/01/2041	100	103,378
				5,835,988
Connecticut-1.66%
Connecticut (State of), Series 2015 A, GO Bonds	5.00%	03/15/2026	10	10,060
Connecticut (State of), Series 2015 F, GO Bonds	5.00%	11/15/2026	845	861,379
Connecticut (State of), Series 2016 A, GO Bonds	5.00%	03/15/2029	5	5,126
Connecticut (State of), Series 2016 A, GO Bonds	4.00%	03/15/2036	5	5,026
Connecticut (State of), Series 2016 E, GO Bonds	5.00%	10/15/2026	195	203,204
Connecticut (State of), Series 2016 E, GO Bonds	5.00%	10/15/2029	215	222,964
Connecticut (State of), Series 2018 B, RB	5.00%	10/01/2026	55	57,079
Connecticut (State of), Series 2018 C, GO Bonds	5.00%	06/15/2026	100	103,380
Connecticut (State of), Series 2018 E, GO Bonds	5.00%	09/15/2026	205	213,192
Connecticut (State of), Series 2019 A, GO Bonds	5.00%	04/15/2026	35	36,042
Connecticut (State of), Series 2019 B, Ref. GO Bonds	5.00%	02/15/2026	5	5,129
Connecticut (State of), Series 2020 A, GO Bonds	5.00%	01/15/2026	160	163,822
Connecticut (State of), Series 2022 D, Ref. GO Bonds	5.00%	09/15/2026	500	519,981
Connecticut (State of), Series 2022 E, GO Bonds	5.00%	11/15/2026	85	88,461
Connecticut (State of) (Green Bonds), Series 2016 F, GO Bonds	5.00%	10/15/2030	200	207,379
Connecticut (State of) (Transportation Infrastructure), Series 2016 A, RB	5.00%	09/01/2026	150	155,378
Connecticut (State of) (Transportation Infrastructure), Series 2016 A, RB	5.00%	09/01/2029	25	25,852
Connecticut (State of) (Transportation Infrastructure), Series 2016 A, RB	5.00%	09/01/2030	435	449,625
Connecticut (State of) (Transportation Infrastructure), Series 2016 A, RB	4.00%	09/01/2035	95	95,377
Connecticut (State of) (Transportation Infrastructure), Series 2016 A, RB	4.00%	09/01/2036	15	15,009
Connecticut (State of) Health & Educational Facilities Authority (Trinity Health Corp.), Series 2016, RB	5.00%	12/01/2041	5	5,077
Connecticut (State of) Health & Educational Facilities Authority (Trinity Health Corp.), Series 2016, RB	5.00%	12/01/2045	195	197,182
Metropolitan District (The), Series 2016 C, GO Bonds, (INS - AGM)(c)	4.00%	11/01/2034	35	35,549
				3,681,273
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2026 Municipal Bond ETF (BSMQ)—(continued)
November 30, 2024
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Delaware-0.14%
Delaware (State of), Series 2017 A, Ref. GO Bonds	5.00%	01/01/2026	$11	$11,260
Delaware (State of) Transportation Authority, Series 2016, Ref. RB	5.00%	07/01/2026	285	295,431
				306,691
District of Columbia-0.57%
District of Columbia, Series 2016 A, GO Bonds	4.00%	06/01/2035	20	20,196
District of Columbia, Series 2016 A, GO Bonds	4.00%	06/01/2041	35	35,114
District of Columbia, Series 2016 D, GO Bonds	5.00%	06/01/2036	635	655,279
District of Columbia, Series 2016 D, GO Bonds	5.00%	06/01/2041	15	15,377
District of Columbia, Series 2016 E, Ref. GO Bonds	5.00%	06/01/2026	5	5,160
District of Columbia, Series 2019 A, GO Bonds	5.00%	10/15/2026	165	171,788
District of Columbia, Series 2019 C, Ref. RB	5.00%	10/01/2026	50	52,136
District of Columbia, Series 2020 B, Ref. RB	5.00%	10/01/2026	50	52,136
District of Columbia, Series 2023 B, Ref. GO Bonds	5.00%	06/01/2026	15	15,482
District of Columbia (Children’s Hospital Obligated Group), Series 2015, Ref. RB	5.00%	07/15/2040	25	25,290
District of Columbia (Friendship Public Charter School, Inc.), Series 2016, Ref. RB	5.00%	06/01/2041	5	5,032
District of Columbia Water & Sewer Authority, Series 2016 A, Ref. RB	5.00%	10/01/2029	50	51,342
District of Columbia Water & Sewer Authority, Series 2016 A, Ref. RB	5.00%	10/01/2030	15	15,377
Washington Convention & Sports Authority, Series 2018 A, Ref. RB	5.00%	10/01/2026	100	103,853
Washington Metropolitan Area Transit Authority, Series 2017 B, RB	5.00%	07/01/2026	15	15,521
Washington Metropolitan Area Transit Authority (Green Bonds), Series 2021 A, RB	5.00%	07/15/2026	25	25,891
				1,264,974
Florida-3.81%
Broward (County of), FL School Board, Series 2015 A, Ref. COP	5.00%	07/01/2026	125	126,274
Broward (County of), FL School Board, Series 2017 C, Ref. COP	5.00%	07/01/2026	500	516,570
Central Florida Expressway Authority, Series 2016 A, Ref. RB(a)(b)	5.00%	07/01/2026	5	5,174
Central Florida Expressway Authority, Series 2016 A, Ref. RB	4.00%	07/01/2031	10	10,090
Central Florida Expressway Authority, Series 2016 B, Ref. RB(a)(b)	4.00%	07/01/2026	500	509,753
Central Florida Expressway Authority, Series 2016 B, Ref. RB(a)(b)	4.00%	07/01/2026	250	254,876
Central Florida Expressway Authority, Series 2016 B, Ref. RB(a)(b)	5.00%	07/01/2026	290	300,112
Central Florida Expressway Authority, Series 2016 B, Ref. RB(a)(b)	5.00%	07/01/2026	20	20,697
Central Florida Expressway Authority, Series 2016 B, Ref. RB	5.00%	07/01/2028	115	118,833
Central Florida Expressway Authority, Series 2016 B, Ref. RB	4.00%	07/01/2030	15	15,185
Central Florida Expressway Authority, Series 2016 B, Ref. RB	4.00%	07/01/2031	65	65,588
Central Florida Expressway Authority, Series 2016 B, Ref. RB	4.00%	07/01/2038	20	20,099
Central Florida Expressway Authority, Series 2016 B, Ref. RB	4.00%	07/01/2039	140	140,969
Central Florida Expressway Authority, Series 2021, Ref. RB, (INS - AGM)(c)	5.00%	07/01/2026	375	387,840
Duval County (County of), FL School Board, Series 2016, Ref. COP	4.00%	07/01/2034	5	5,055
Florida (State of), Series 2016 A, Ref. GO Bonds	5.00%	07/01/2026	20	20,713
Florida (State of), Series 2016 B, Ref. RB	5.00%	07/01/2026	160	165,680
Florida (State of), Series 2021 B, Ref. GO Bonds	5.00%	06/01/2026	195	201,640
Florida (State of) (Capital Outlay), Series 2015 E, Ref. GO Bonds	5.00%	06/01/2026	50	50,531
Florida (State of) Department of Environmental Protection (FL Forever), Series 2016 A, Ref. RB	5.00%	07/01/2026	100	103,518
Florida (State of) Department of Management Services, Series 2018 A, Ref. COP	5.00%	11/01/2026	140	145,756
Florida (State of) Municipal Power Agency, Series 2016 A, Ref. RB	5.00%	10/01/2026	80	82,951
Florida (State of) Municipal Power Agency, Series 2016 A, Ref. RB	5.00%	10/01/2028	85	87,836
Florida (State of) Municipal Power Agency, Series 2016 A, Ref. RB	5.00%	10/01/2029	40	41,313
Florida (State of) Municipal Power Agency, Series 2016 A, Ref. RB	5.00%	10/01/2031	35	36,073
Halifax Hospital Medical Center, Series 2016, Ref. RB	5.00%	06/01/2036	500	505,637
Miami (City of) & Dade (County of), FL School Board, Series 2015 B, Ref. COP	5.00%	05/01/2026	15	15,124
Miami (City of) & Dade (County of), FL School Board, Series 2015 D, Ref. COP	5.00%	02/01/2028	30	30,645
Miami (City of) & Dade (County of), FL School Board, Series 2015 D, Ref. COP	5.00%	02/01/2029	130	132,749
Miami (City of) & Dade (County of), FL School Board, Series 2015 D, Ref. COP	5.00%	02/01/2031	25	25,494
Miami (City of) & Dade (County of), FL School Board, Series 2016 A, Ref. COP	5.00%	05/01/2032	30	30,684
Miami (City of) & Dade (County of), FL School Board, Series 2016 C, Ref. COP	5.00%	02/01/2032	75	76,431
Miami-Dade (County of), FL, Series 2015 B, Ref. RB	5.00%	10/01/2026	25	25,420
Miami-Dade (County of), FL, Series 2015, Ref. RB	5.00%	10/01/2026	100	101,597
Miami-Dade (County of), FL, Series 2016 A, Ref. GO Bonds	5.00%	07/01/2029	80	82,513
Miami-Dade (County of), FL, Series 2016 A, Ref. GO Bonds	5.00%	07/01/2030	40	41,200
Miami-Dade (County of), FL, Series 2016 A, Ref. GO Bonds	5.00%	07/01/2031	75	77,180
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2026 Municipal Bond ETF (BSMQ)—(continued)
November 30, 2024
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Florida-(continued)
Miami-Dade (County of), FL, Series 2016 A, Ref. GO Bonds	5.00%	07/01/2032	$55	$56,539
Miami-Dade (County of), FL, Series 2016 A, Ref. GO Bonds	5.00%	07/01/2033	45	46,217
Miami-Dade (County of), FL, Series 2016 A, Ref. GO Bonds	5.00%	07/01/2034	10	10,264
Miami-Dade (County of), FL, Series 2016 A, Ref. GO Bonds	5.00%	07/01/2035	50	51,305
Miami-Dade (County of), FL, Series 2016 A, Ref. GO Bonds	5.00%	07/01/2036	115	117,931
Miami-Dade (County of), FL, Series 2016 A, Ref. RB	5.00%	10/01/2041	200	203,433
Miami-Dade (County of), FL, Series 2016, Ref. RB	5.00%	10/01/2028	5	5,167
Miami-Dade (County of), FL, Series 2016, Ref. RB	5.00%	10/01/2030	55	56,638
Miami-Dade (County of), FL, Series 2016, Ref. RB	5.00%	10/01/2034	360	371,815
Miami-Dade (County of), FL, Series 2016, Ref. RB	5.00%	10/01/2035	305	312,874
Miami-Dade (County of), FL Expressway Authority, Series 2016 A, Ref. RB	5.00%	07/01/2029	125	128,385
Miami-Dade (County of), FL Transit System, Series 2015, Ref. RB	5.00%	07/01/2026	10	10,100
Miami-Dade (County of), FL Transit System, Series 2017, Ref. RB	4.00%	07/01/2038	35	35,196
Orange (County of), FL Convention Center, Series 2017, Ref. RB	5.00%	10/01/2026	190	197,458
Orange (County of), FL Health Facilities Authority (Orlando Health Obligated Group), Series 2016 A, Ref. RB	5.00%	10/01/2035	235	241,154
Orange (County of), FL Health Facilities Authority (Orlando Health Obligated Group), Series 2016 A, Ref. RB	5.00%	10/01/2036	50	51,292
Orange (County of), FL Health Facilities Authority (Orlando Health Obligated Group), Series 2016 A, Ref. RB	5.00%	10/01/2037	30	30,761
Orange (County of), FL Health Facilities Authority (Orlando Health Obligated Group), Series 2016 A, Ref. RB	5.00%	10/01/2039	10	10,235
Orange (County of), FL Health Facilities Authority (Orlando Health Obligated Group), Series 2019, Ref. RB	5.00%	10/01/2026	15	15,559
Orange (County of), FL School Board, Series 2016 C, Ref. COP(a)(b)	3.38%	08/01/2026	35	35,327
Orange (County of), FL School Board, Series 2016 C, Ref. COP(a)(b)	5.00%	08/01/2026	510	528,400
Orange (County of), FL School Board, Series 2016 C, Ref. COP(a)(b)	5.00%	08/01/2026	10	10,361
Orange (County of), FL School Board, Series 2017, Ref. COP	5.00%	08/01/2026	50	51,771
Palm Beach County School District, Series 2017 A, Ref. COP	5.00%	08/01/2026	45	46,594
Port St. Lucie (City of), FL, Series 2016, Ref. RB	5.00%	09/01/2029	20	20,745
Port St. Lucie (City of), FL, Series 2016, Ref. RB	4.00%	09/01/2031	600	606,042
Port St. Lucie (City of), FL, Series 2016, Ref. RB	4.00%	09/01/2032	5	5,045
Port St. Lucie (City of), FL, Series 2016, Ref. RB	4.00%	09/01/2033	5	5,046
Reedy Creek Improvement District, Series 2016, GO Bonds	5.00%	06/01/2035	200	205,267
South Broward Hospital District, Series 2016, Ref. RB	4.00%	05/01/2033	50	50,500
South Florida Water Management District, Series 2016, Ref. COP	5.00%	10/01/2026	10	10,287
South Florida Water Management District, Series 2016, Ref. COP	5.00%	10/01/2027	50	51,415
South Florida Water Management District, Series 2016, Ref. COP	5.00%	10/01/2028	25	25,681
South Florida Water Management District, Series 2016, Ref. COP	5.00%	10/01/2029	5	5,132
South Florida Water Management District, Series 2016, Ref. COP	5.00%	10/01/2032	30	30,718
South Florida Water Management District, Series 2016, Ref. COP	5.00%	10/01/2033	25	25,582
South Florida Water Management District, Series 2016, Ref. COP	5.00%	10/01/2035	100	102,196
South Florida Water Management District, Series 2016, Ref. COP	5.00%	10/01/2036	30	30,639
Tampa (City of), FL (H. Lee Moffitt Cancer Center), Series 2016, Ref. RB	5.00%	07/01/2037	20	20,320
Tampa Bay (City of), FL Water, Series 2016 C, Ref. RB	5.00%	10/01/2026	50	51,972
				8,449,163
Georgia-1.39%
Atlanta (City of), GA, Series 2004, RB, (INS - AGM)(c)	5.75%	11/01/2026	30	31,725
Atlanta (City of), GA Department of Aviation, Series 2020 A, Ref. RB	5.00%	07/01/2026	205	212,019
Clarke (County of), GA Hospital Authority (Piedmont Healthcare, Inc.), Series 2016 A, Ref. RB	5.00%	07/01/2046	100	101,306
DeKalb (County of), GA, Series 2006 B, Ref. RB, (INS - AGM)(c)	5.25%	10/01/2032	120	124,533
Fulton (County of), GA Development Authority (Piedmont Healthcare, Inc.), Series 2016 A, Ref. RB	5.00%	07/01/2046	100	101,291
Georgia (State of), Series 2016 E, Ref. GO Bonds	5.00%	12/01/2026	125	130,843
Georgia (State of), Series 2016 F, Ref. GO Bonds	5.00%	07/01/2026	50	51,822
Georgia (State of), Series 2017 A-1, GO Bonds	5.00%	02/01/2026	440	451,470
Georgia (State of), Series 2017 C, Ref. GO Bonds	5.00%	07/01/2026	15	15,547
Georgia (State of), Series 2018 A, GO Bonds	5.00%	07/01/2026	325	336,844
Georgia (State of) (Bidding Group 1), Series 2020 A, GO Bonds	5.00%	08/01/2026	60	62,314
Georgia (State of) (Bidding Group 1), Series 2021 A, Ref. GO Bonds	5.00%	07/01/2026	200	207,289
Georgia (State of) (Bidding Group 1), Series 2022 A, GO Bonds	5.00%	07/01/2026	45	46,640
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2026 Municipal Bond ETF (BSMQ)—(continued)
November 30, 2024
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Georgia-(continued)
Georgia (State of) (Bidding Group 3), Series 2022 C, Ref. GO Bonds	4.00%	07/01/2026	$30	$30,632
Georgia (State of) (Tranche 1), Series 2019 A, GO Bonds	5.00%	07/01/2026	30	31,093
Georgia (State of) (Tranche 2), Series 2015 A, GO Bonds	5.00%	02/01/2026	100	100,342
Georgia (State of) (Tranche 2), Series 2016 A, GO Bonds	5.00%	02/01/2030	30	30,809
Georgia (State of) Municipal Electric Authority (Project One), Series 2016 A, Ref. RB	5.00%	01/01/2028	25	25,715
Georgia (State of) Road & Tollway Authority (Garvee), Series 2020, RB	5.00%	06/01/2026	70	72,300
Gwinnett County School District, Series 2022 B, GO Bonds	5.00%	08/01/2026	40	41,543
Henry County School District, Series 2016, GO Bonds(a)(b)	4.00%	08/01/2026	50	50,997
Henry County School District, Series 2016, GO Bonds(a)(b)	4.00%	08/01/2026	10	10,199
Henry County School District, Series 2016, GO Bonds	5.00%	08/01/2026	115	119,301
Henry County School District, Series 2016, GO Bonds	4.00%	08/01/2028	15	15,227
Main Street Natural Gas, Inc., Series 2007 A, RB	5.50%	09/15/2026	170	175,616
Metropolitan Atlanta Rapid Transit Authority, Series 2015 C, Ref. RB	5.00%	07/01/2026	75	77,698
Metropolitan Atlanta Rapid Transit Authority, Series 2016 B, Ref. RB(a)(b)	5.00%	07/01/2026	50	51,806
Metropolitan Atlanta Rapid Transit Authority, Series 2016 B, Ref. RB(a)(b)	5.00%	07/01/2026	40	41,445
Metropolitan Atlanta Rapid Transit Authority, Series 2016 B, Ref. RB(a)(b)	5.00%	07/01/2026	15	15,542
Private Colleges & Universities Authority (Emory University), Series 2016 A, Ref. RB	5.00%	10/01/2046	50	51,278
Private Colleges & Universities Authority (Emory University), Series 2016 B, Ref. RB	4.00%	10/01/2038	60	60,369
Private Colleges & Universities Authority (Emory University), Series 2016 B, Ref. RB	5.00%	10/01/2038	100	102,913
Richmond (County of), GA Board of Education, Series 2023, GO Bonds	5.00%	10/01/2026	25	25,986
Sandy Springs (City of), GA Public Facilities Authority (City Center), Series 2015, RB(a)(b)	4.00%	05/01/2026	5	5,091
Sandy Springs (City of), GA Public Facilities Authority (City Center), Series 2015, RB(a)(b)	5.00%	05/01/2026	65	67,077
				3,076,622
Hawaii-0.89%
Hawaii (State of), Series 2015 EZ, Ref. GO Bonds	5.00%	10/01/2026	65	66,111
Hawaii (State of), Series 2016 FB, GO Bonds	4.00%	04/01/2026	40	40,660
Hawaii (State of), Series 2016 FB, GO Bonds	4.00%	04/01/2028	75	76,162
Hawaii (State of), Series 2016 FE, Ref. GO Bonds	5.00%	10/01/2026	5	5,201
Hawaii (State of), Series 2016 FE, Ref. GO Bonds	5.00%	10/01/2028	65	67,646
Hawaii (State of), Series 2016 FG, GO Bonds	5.00%	10/01/2028	75	78,053
Hawaii (State of), Series 2016 FG, GO Bonds	5.00%	10/01/2030	25	25,950
Hawaii (State of), Series 2016 FG, GO Bonds	5.00%	10/01/2031	190	197,010
Hawaii (State of), Series 2016 FH, Ref. GO Bonds	5.00%	10/01/2026	85	88,414
Hawaii (State of), Series 2016 FH, Ref. GO Bonds	4.00%	10/01/2031	430	436,312
Hawaii (State of), Series 2017 FN, Ref. GO Bonds	5.00%	10/01/2026	100	104,016
Hawaii (State of), Series 2019 FW, GO Bonds	5.00%	01/01/2026	45	46,059
Honolulu (City & County of), HI, Series 2016 B, Ref. RB	5.00%	07/01/2035	10	10,288
Honolulu (City & County of), HI, Series 2016 B, Ref. RB	5.00%	07/01/2036	5	5,141
Honolulu (City & County of), HI (Honolulu Rail Transit), Series 2019 A, GO Bonds	5.00%	09/01/2026	590	613,715
Honolulu (City & County of), HI (Honolulu Rail Transit), Series 2020 B, Ref. GO Bonds	5.00%	03/01/2026	45	46,247
Honolulu (City & County of), HI (Honolulu Rail Transit), Series 2021, GO Bonds	5.00%	03/01/2026	60	61,663
Honolulu (City & County of), HI (Honolulu Rail Transit), Series 2023, Ref. GO Bonds	5.00%	03/01/2026	5	5,133
				1,973,781
Illinois-5.65%
Chicago (City of), IL, Series 1999, RB	5.00%	11/01/2030	175	180,845
Chicago (City of), IL, Series 2016 C, Ref. GO Bonds	5.00%	01/01/2038	100	100,474
Chicago (City of), IL (O’Hare International Airport), Series 2016 B, Ref. RB	5.00%	01/01/2041	300	303,085
Chicago (City of), IL (O’Hare International Airport), Series 2016 C, Ref. RB	5.00%	01/01/2026	20	20,469
Chicago (City of), IL (O’Hare International Airport), Series 2016 C, Ref. RB	5.00%	01/01/2028	80	81,576
Chicago (City of), IL (O’Hare International Airport), Series 2016 C, Ref. RB	5.00%	01/01/2029	60	61,095
Chicago (City of), IL (O’Hare International Airport), Series 2016 C, Ref. RB	5.00%	01/01/2030	60	61,018
Chicago (City of), IL (O’Hare International Airport), Series 2016 C, Ref. RB	5.00%	01/01/2032	55	55,828
Chicago (City of), IL (O’Hare International Airport), Series 2016 C, Ref. RB	5.00%	01/01/2034	220	222,779
Chicago (City of), IL (O’Hare International Airport), Series 2016 C, Ref. RB	5.00%	01/01/2036	50	50,622
Chicago (City of), IL (O’Hare International Airport), Series 2016 C, Ref. RB	5.00%	01/01/2037	260	263,159
Chicago (City of), IL (O’Hare International Airport), Series 2016 C, Ref. RB	5.00%	01/01/2038	100	101,157
Chicago (City of), IL Metropolitan Water Reclamation District, Series 2016 A, Ref. GO Bonds	5.00%	12/01/2026	1,075	1,119,278
Chicago (City of), IL Metropolitan Water Reclamation District, Series 2016 A, Ref. GO Bonds	5.00%	12/01/2029	190	197,448
Chicago (City of), IL Metropolitan Water Reclamation District, Series 2016 A, Ref. GO Bonds	5.00%	12/01/2030	85	88,148
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2026 Municipal Bond ETF (BSMQ)—(continued)
November 30, 2024
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Illinois-(continued)
Chicago (City of), IL Metropolitan Water Reclamation District (Green Bonds), Series 2016 A, Ref. GO Bonds	5.00%	12/01/2028	$35	$36,386
Chicago (City of), IL Midway International Airport, Series 2016 B, Ref. RB	5.00%	01/01/2046	250	251,936
Chicago (City of), IL Transit Authority, Series 2017, RB	5.00%	12/01/2046	75	76,389
Cook (County of), IL, Series 2016 A, Ref. GO Bonds	5.00%	11/15/2026	135	140,210
Cook (County of), IL, Series 2016 A, Ref. GO Bonds	5.00%	11/15/2028	40	41,444
Cook (County of), IL, Series 2016 A, Ref. GO Bonds	5.00%	11/15/2029	100	103,591
Cook (County of), IL, Series 2016 A, Ref. GO Bonds	5.00%	11/15/2030	20	20,699
Cook (County of), IL, Series 2016 A, Ref. GO Bonds	5.00%	11/15/2031	680	702,980
Cook (County of), IL, Series 2021 A, Ref. GO Bonds	5.00%	11/15/2026	30	31,158
Du Page & Will Counties Community School District No. 204 Indian Prairie, Series 2017, Ref. GO Bonds	4.00%	12/30/2026	170	174,125
Illinois (State of), Series 2016 C, Ref. RB	4.00%	06/15/2029	35	35,226
Illinois (State of), Series 2016 C, Ref. RB, (INS - BAM)(c)	4.00%	06/15/2028	55	55,485
Illinois (State of), Series 2016 D, Ref. RB	5.00%	06/15/2028	10	10,256
Illinois (State of), Series 2016, GO Bonds	5.00%	06/01/2026	5	5,139
Illinois (State of), Series 2016, GO Bonds	5.00%	11/01/2029	45	46,348
Illinois (State of), Series 2016, GO Bonds	4.00%	01/01/2031	130	130,493
Illinois (State of), Series 2016, GO Bonds	4.13%	11/01/2031	210	211,339
Illinois (State of), Series 2016, GO Bonds	5.00%	11/01/2032	100	102,620
Illinois (State of), Series 2016, GO Bonds	5.00%	01/01/2033	570	578,558
Illinois (State of), Series 2016, GO Bonds	4.00%	06/01/2033	745	747,059
Illinois (State of), Series 2016, GO Bonds	5.00%	11/01/2033	25	25,647
Illinois (State of), Series 2016, GO Bonds	4.00%	06/01/2034	140	140,212
Illinois (State of), Series 2016, GO Bonds	5.00%	11/01/2034	485	497,221
Illinois (State of), Series 2016, GO Bonds	4.00%	06/01/2035	100	100,083
Illinois (State of), Series 2016, GO Bonds	4.25%	01/01/2036	185	185,670
Illinois (State of), Series 2016, GO Bonds	4.50%	11/01/2039	10	10,055
Illinois (State of), Series 2016, GO Bonds, (INS - AGM)(c)	3.75%	01/01/2034	5	5,002
Illinois (State of), Series 2016, GO Bonds, (INS - AGM)(c)	4.00%	01/01/2039	30	29,662
Illinois (State of), Series 2016, Ref. GO Bonds	5.00%	02/01/2026	120	122,589
Illinois (State of), Series 2017 A, GO Bonds	5.00%	12/01/2026	5	5,187
Illinois (State of), Series 2017 D, GO Bonds	5.00%	11/01/2026	485	502,353
Illinois (State of), Series 2018 B, Ref. GO Bonds	5.00%	10/01/2026	105	108,561
Illinois (State of), Series 2019 A, GO Bonds	5.00%	11/01/2026	50	51,784
Illinois (State of), Series 2021 A, GO Bonds	5.00%	12/01/2026	185	191,934
Illinois (State of), Series 2021 B, GO Bonds	5.00%	03/01/2026	5	5,116
Illinois (State of), Series 2023 D, Ref. GO Bonds	5.00%	07/01/2026	65	66,881
Illinois (State of), Series 2024 B, GO Bonds	5.00%	05/01/2026	25	25,653
Illinois (State of) Educational Facilities Authority, Series 2002, RB	4.00%	11/01/2036	80	80,956
Illinois (State of) Finance Authority (Art Institute of Chicago), Series 2016, Ref. RB	5.00%	03/01/2030	160	163,247
Illinois (State of) Finance Authority (Ascension Health), Series 2016 C, Ref. RB	5.00%	02/15/2026	215	220,038
Illinois (State of) Finance Authority (Carle Foundation (The)), Series 2016 A, Ref. RB	5.00%	02/15/2045	500	504,804
Illinois (State of) Finance Authority (Clean Water Initiative), Series 2016, RB	4.00%	07/01/2026	135	136,595
Illinois (State of) Finance Authority (Mercy Health Corp.), Series 2016, Ref. RB	5.00%	12/01/2040	55	55,860
Illinois (State of) Finance Authority (Northwest Community Hospital), Series 2016 A, Ref. RB(a)(b)	4.00%	07/01/2026	5	5,090
Illinois (State of) Finance Authority (Northwestern University), Series 2015, RB	5.00%	12/01/2026	20	20,399
Illinois (State of) Regional Transportation Authority, Series 2017 A, Ref. RB	5.00%	07/01/2026	55	56,840
Illinois (State of) Toll Highway Authority, Series 2015 B, RB	5.00%	01/01/2036	260	264,812
Illinois (State of) Toll Highway Authority, Series 2015 B, RB	5.00%	01/01/2037	10	10,178
Illinois (State of) Toll Highway Authority, Series 2015 B, RB	5.00%	01/01/2040	1,120	1,133,868
Illinois (State of) Toll Highway Authority, Series 2016 A, Ref. RB	4.00%	12/01/2031	75	75,781
Illinois (State of) Toll Highway Authority, Series 2016 A, Ref. RB	5.00%	12/01/2031	170	173,546
Illinois (State of) Toll Highway Authority, Series 2016 A, Ref. RB	5.00%	12/01/2032	285	290,838
Illinois (State of) Toll Highway Authority, Series 2016 B, RB	5.00%	01/01/2041	275	279,832
Illinois (State of) Toll Highway Authority, Series 2019 B, Ref. RB	5.00%	01/01/2026	160	163,559
Illinois (State of) Toll Highway Authority, Series 2019, Ref. RB	5.00%	01/01/2026	120	122,670
Northern Illinois Municipal Power Agency, Series 2016 A, Ref. RB	5.00%	12/01/2041	75	76,391
Rosemont (Village of), IL, Series 2017 A, GO Bonds, (INS - AGM)(c)	5.00%	12/01/2046	140	144,006
Sales Tax Securitization Corp., Series 2017 A, Ref. RB	5.00%	01/01/2026	35	35,794
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2026 Municipal Bond ETF (BSMQ)—(continued)
November 30, 2024
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Illinois-(continued)
Sales Tax Securitization Corp., Series 2021 A, Ref. RB	5.00%	01/01/2026	$30	$30,680
Will & Kendall Counties Community Consolidated School District 202 Plainfield, Series 2018 A, Ref. GO Bonds	4.00%	01/01/2026	15	15,145
				12,542,961
Indiana-1.26%
Carmel (City of), IN Local Public Improvement Bond Bank, Series 2016, RB, (CEP - Colorado Higher Education Intercept Program)	5.00%	07/15/2031	90	92,574
Carmel (City of), IN Local Public Improvement Bond Bank, Series 2016, RB, (CEP - Colorado Higher Education Intercept Program)	5.00%	07/15/2032	250	256,870
Carmel (City of), IN Local Public Improvement Bond Bank, Series 2016, RB, (CEP - Colorado Higher Education Intercept Program)	5.00%	07/15/2034	555	569,544
Indiana (State of) Finance Authority (Deaconess Health System Obligated Group), Series 2016 A, RB(a)(b)	4.00%	09/01/2026	75	76,330
Indiana (State of) Finance Authority (Green Bonds), Series 2016 E, Ref. RB	5.00%	02/01/2026	500	512,860
Indiana (State of) Finance Authority (Green Bonds), Series 2016, Ref. RB	5.00%	02/01/2029	15	15,516
Indiana (State of) Municipal Power Agency, Series 2016 A, Ref. RB	5.00%	01/01/2033	15	15,420
Indiana (State of) Municipal Power Agency, Series 2016 A, Ref. RB	5.00%	01/01/2034	35	35,959
Indiana (State of) Municipal Power Agency, Series 2016 A, Ref. RB	5.00%	01/01/2035	5	5,133
Indiana (State of) Municipal Power Agency, Series 2016 A, Ref. RB	5.00%	01/01/2042	615	626,888
Indiana University, Series 2016 A, Ref. RB	5.00%	06/01/2028	25	25,822
Indianapolis (City of), IN Department of Public Utilities, Series 2018 A, Ref. RB	5.00%	10/01/2026	545	566,394
				2,799,310
Iowa-0.13%
Iowa (State of), Series 2016 A, Ref. RB	4.00%	06/01/2026	25	25,402
Iowa (State of), Series 2016 A, Ref. RB	5.00%	06/01/2028	45	46,405
Iowa (State of) Finance Authority (Green Bonds), Series 2017, Ref. RB	5.00%	08/01/2026	45	46,735
Iowa (State of) Higher Education Loan Authority (Grinnell College), Series 2017, RB	5.00%	12/01/2041	90	92,804
Xenia (City of), IA Rural Water District, Series 2016, Ref. RB(a)(b)	5.00%	12/01/2026	65	67,909
				279,255
Kansas-0.21%
Johnson (County of), KS Public Building Commission (Courthouse & Medical Examiners), Series 2018 A, RB	5.00%	09/01/2026	145	150,652
Johnson (County of), KS Unified School District No. 233 (Olathe), Series 2016 B, Ref. GO Bonds	4.00%	09/01/2030	20	20,307
Johnson (County of), KS Unified School District No. 233 (Olathe), Series 2016 B, Ref. GO Bonds	4.00%	09/01/2031	85	86,159
Wyandotte County Unified School District No. 500, Series 2016 A, GO Bonds(a)(b)	5.50%	09/01/2026	210	219,964
				477,082
Kentucky-0.52%
Kentucky (Commonwealth of) Property & Building Commission (No. 112), Series 2016 B, Ref. RB	5.00%	11/01/2026	240	249,685
Kentucky (Commonwealth of) Property & Building Commission (No. 112), Series 2016 B, Ref. RB	5.00%	11/01/2028	35	36,348
Kentucky (Commonwealth of) Turnpike Authority (Revitalization), Series 2016 A, Ref. RB	5.00%	07/01/2028	50	51,469
Kentucky (Commonwealth of) Turnpike Authority (Revitalization), Series 2017 B, Ref. RB	5.00%	07/01/2026	245	253,312
Louisville (City of) & Jefferson (County of), KY Metropolitan Government (Norton Healthcare, Inc.), Series 2016 A, Ref. RB	5.00%	10/01/2029	35	35,877
Louisville (City of) & Jefferson (County of), KY Metropolitan Government (Norton Healthcare, Inc.), Series 2016 A, Ref. RB	5.00%	10/01/2030	210	215,043
Louisville (City of) & Jefferson (County of), KY Metropolitan Government (Norton Healthcare, Inc.), Series 2016 A, Ref. RB	5.00%	10/01/2031	85	86,879
Louisville (City of) & Jefferson (County of), KY Metropolitan Government (Norton Healthcare, Inc.), Series 2016 A, Ref. RB	5.00%	10/01/2032	120	122,488
Louisville (City of) & Jefferson (County of), KY Metropolitan Government (Norton Healthcare, Inc.), Series 2016 A, Ref. RB	5.00%	10/01/2033	70	71,331
University of Kentucky, Series 2018 A, RB, (CEP - Colorado Higher Education Intercept Program)	4.00%	10/01/2032	40	40,328
				1,162,760
Louisiana-0.52%
Louisiana (State of), Series 2016 B, Ref. GO Bonds	5.00%	08/01/2026	200	207,249
Louisiana (State of) (Garvee), Series 2019 A, RB	5.00%	09/01/2026	250	259,570
Louisiana (State of) Public Facilities Authority (Ochsner Clinic Foundation), Series 2016, Ref. RB	4.00%	05/15/2035	80	80,413
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2026 Municipal Bond ETF (BSMQ)—(continued)
November 30, 2024
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Louisiana-(continued)
Louisiana (State of) Public Facilities Authority (Ochsner Clinic Foundation), Series 2016, Ref. RB	4.00%	05/15/2036	$320	$321,328
Louisiana (State of) Public Facilities Authority (Ochsner Clinic Foundation), Series 2016, Ref. RB	5.00%	05/15/2047	75	75,858
Louisiana State Citizens Property Insurance Corp., Series 2016 A, Ref. RB	5.00%	06/01/2026	150	154,349
Shreveport (City of), LA, Series 2016 B, RB, (INS - BAM)(c)	4.00%	12/01/2037	55	55,379
				1,154,146
Maine-0.02%
Maine (State of) Municipal Bond Bank (Transcap), Series 2021 A, Ref. RB(a)	5.00%	09/01/2026	50	51,862
Maryland-1.84%
Howard (County of), MD, Series 2017 D, Ref. GO Bonds	5.00%	02/15/2026	45	46,173
Maryland (State of), Second Series 2018 B, GO Bonds	5.00%	08/01/2026	30	31,132
Maryland (State of), Series 2015 B, Ref. GO Bonds	4.00%	08/01/2026	175	178,775
Maryland (State of), Series 2017 A, GO Bonds	5.00%	03/15/2026	10	10,284
Maryland (State of), Series 2017 A, GO Bonds	5.00%	08/01/2026	50	51,887
Maryland (State of), Series 2017 B, Ref. GO Bonds	5.00%	08/01/2026	65	67,453
Maryland (State of), Series 2018 A, GO Bonds	5.00%	03/15/2026	100	102,841
Maryland (State of) (Bidding Group 1), Second Series 2019 A, GO Bonds	5.00%	08/01/2026	105	108,962
Maryland (State of) (Bidding Group 1), Series 2020 A, GO Bonds	5.00%	08/01/2026	150	155,660
Maryland (State of) (Bidding Group 1), Series 2021 A, GO Bonds	5.00%	08/01/2026	180	186,792
Maryland (State of) Department of Transportation, Series 2017, RB	5.00%	05/01/2026	35	35,286
Maryland (State of) Department of Transportation, Series 2019, RB	5.00%	10/01/2026	1,500	1,562,982
Maryland (State of) Department of Transportation, Series 2022 B, Ref. RB	5.00%	12/01/2026	60	62,757
Maryland (State of) Department of Transportation (Second Issue), Series 2018, RB	5.00%	10/01/2026	165	171,928
Maryland (State of) Department of Transportation (Second Issue), Series 2018, RB	5.00%	10/01/2028	250	259,916
Maryland (State of) Department of Transportation (Second Issue), Series 2018, RB	5.00%	10/01/2029	10	10,386
Maryland (State of) Stadium Authority (Baltimore City Public Schools), Series 2016, RB(a)(b)	5.00%	05/01/2026	500	515,694
Maryland (State of) Stadium Authority (Baltimore City Public Schools), Series 2016, RB(a)(b)	5.00%	05/01/2026	125	128,924
Maryland (State of) Transportation Authority, Series 2021 A, Ref. RB	5.00%	07/01/2026	35	36,220
Montgomery (County of), MD, Series 2017 C, Ref. GO Bonds	5.00%	10/01/2026	100	104,199
Montgomery (County of), MD, Series 2018 A, GO Bonds	5.00%	11/01/2026	140	146,183
Montgomery (County of), MD, Series 2024 B, Ref. GO Bonds	5.00%	12/01/2026	10	10,465
Prince George’s (County of), MD, Series 2018 A, GO Bonds	5.00%	07/15/2026	70	72,564
Washington (State of) Suburban Sanitary Commission, Series 2017, Ref. RB	3.00%	06/01/2026	20	20,019
				4,077,482
Massachusetts-4.54%
Massachusetts (Commonwealth of), Series 2015 A, Ref. GO Bonds	5.00%	07/01/2026	165	171,013
Massachusetts (Commonwealth of), Series 2016 A, Ref. GO Bonds	5.00%	07/01/2028	160	165,736
Massachusetts (Commonwealth of), Series 2016 A, Ref. GO Bonds	5.00%	07/01/2029	10	10,342
Massachusetts (Commonwealth of), Series 2016 A, Ref. GO Bonds	5.00%	07/01/2031	40	41,325
Massachusetts (Commonwealth of), Series 2016 A, Ref. GO Bonds	5.00%	07/01/2032	50	51,620
Massachusetts (Commonwealth of), Series 2016 A, Ref. RB	5.00%	06/01/2026	5	5,179
Massachusetts (Commonwealth of), Series 2016 B, Ref. GO Bonds	5.00%	07/01/2026	85	88,098
Massachusetts (Commonwealth of), Series 2016 B, Ref. GO Bonds	5.00%	07/01/2031	290	299,605
Massachusetts (Commonwealth of), Series 2016 B, Ref. GO Bonds	4.00%	07/01/2033	300	302,624
Massachusetts (Commonwealth of), Series 2016 B, Ref. GO Bonds	5.00%	07/01/2033	200	206,359
Massachusetts (Commonwealth of), Series 2016 B, Ref. GO Bonds	5.00%	07/01/2034	80	82,494
Massachusetts (Commonwealth of), Series 2016 B, Ref. GO Bonds	5.00%	07/01/2036	100	102,962
Massachusetts (Commonwealth of), Series 2016 B, Ref. GO Bonds	5.00%	07/01/2038	135	138,780
Massachusetts (Commonwealth of), Series 2016 C, Ref. GO Bonds	5.00%	04/01/2026	150	154,522
Massachusetts (Commonwealth of), Series 2016 G, GO Bonds	4.00%	09/01/2032	10	10,101
Massachusetts (Commonwealth of), Series 2016 G, GO Bonds	4.00%	09/01/2034	40	40,354
Massachusetts (Commonwealth of), Series 2016 G, GO Bonds	4.00%	09/01/2035	290	292,311
Massachusetts (Commonwealth of), Series 2016 H, GO Bonds	5.00%	12/01/2026	140	146,600
Massachusetts (Commonwealth of), Series 2016 I, GO Bonds	5.00%	12/01/2028	15	15,674
Massachusetts (Commonwealth of), Series 2016 I, GO Bonds	5.00%	12/01/2029	5	5,214
Massachusetts (Commonwealth of), Series 2016 I, GO Bonds	5.00%	12/01/2030	25	26,055
Massachusetts (Commonwealth of), Series 2016 I, GO Bonds	5.00%	12/01/2031	25	26,031
Massachusetts (Commonwealth of), Series 2016 I, GO Bonds	5.00%	12/01/2034	515	534,999
Massachusetts (Commonwealth of), Series 2016 I, GO Bonds	5.00%	12/01/2035	65	67,455
Massachusetts (Commonwealth of), Series 2016 J, GO Bonds	5.00%	12/01/2036	10	10,368
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2026 Municipal Bond ETF (BSMQ)—(continued)
November 30, 2024
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Massachusetts-(continued)
Massachusetts (Commonwealth of), Series 2016 J, GO Bonds	5.00%	12/01/2037	$110	$113,932
Massachusetts (Commonwealth of), Series 2016 J, GO Bonds	4.00%	12/01/2040	100	100,277
Massachusetts (Commonwealth of), Series 2017 C, Ref. GO Bonds	5.00%	10/01/2026	50	52,145
Massachusetts (Commonwealth of), Series 2017 D, Ref. GO Bonds	5.00%	07/01/2026	25	25,911
Massachusetts (Commonwealth of), Series 2017 E, Ref. GO Bonds	5.00%	11/01/2026	240	250,599
Massachusetts (Commonwealth of), Series 2018 B, Ref. GO Bonds	5.00%	07/01/2026	20	20,729
Massachusetts (Commonwealth of), Series 2018 C, Ref. GO Bonds	5.00%	09/01/2026	125	130,090
Massachusetts (Commonwealth of), Series 2019 A, Ref. GO Bonds	5.00%	01/01/2026	115	117,769
Massachusetts (Commonwealth of), Series 2019 C, Ref. GO Bonds	5.00%	05/01/2026	200	206,447
Massachusetts (Commonwealth of), Series 2019 F, GO Bonds	5.00%	05/01/2026	75	77,418
Massachusetts (Commonwealth of), Series 2020 E, GO Bonds	5.00%	11/01/2026	5	5,221
Massachusetts (Commonwealth of) (Rail Enhancement & Accelerated Bridge Program), Series 2016 A, RB	5.00%	06/01/2041	30	30,706
Massachusetts (Commonwealth of) Bay Transportation Authority, Series 2005 A, RB	5.00%	07/01/2026	100	103,565
Massachusetts (Commonwealth of) Clean Water Trust (The), Series 2014, Ref. RB	5.00%	08/01/2026	20	20,771
Massachusetts (Commonwealth of) Development Finance Agency (Bentley University), Series 2016, RB	5.00%	07/01/2040	175	178,791
Massachusetts (Commonwealth of) Development Finance Agency (Berklee College of Music), Series 2016, Ref. RB	5.00%	10/01/2046	250	255,022
Massachusetts (Commonwealth of) Development Finance Agency (Boston Medical Center), Series 2016 E, Ref. RB	5.00%	07/01/2037	220	223,377
Massachusetts (Commonwealth of) Development Finance Agency (Caregroup), Series 2016 I, Ref. RB	5.00%	07/01/2028	10	10,254
Massachusetts (Commonwealth of) Development Finance Agency (Dana-Farber Cancer Institute), Series 2016, RB	5.00%	12/01/2046	1,500	1,530,952
Massachusetts (Commonwealth of) Development Finance Agency (Emmanuel College), Series 2016 A, Ref. RB	5.00%	10/01/2043	180	180,518
Massachusetts (Commonwealth of) Development Finance Agency (Harvard University), Series 2016 A, Ref. RB	5.00%	07/15/2033	510	526,197
Massachusetts (Commonwealth of) Development Finance Agency (Harvard University), Series 2016 A, Ref. RB	5.00%	07/15/2034	10	10,310
Massachusetts (Commonwealth of) Development Finance Agency (Harvard University), Series 2016 A, Ref. RB	4.00%	07/15/2036	75	75,828
Massachusetts (Commonwealth of) Development Finance Agency (Harvard University), Series 2020 A, Ref. RB	5.00%	10/15/2026	300	313,461
Massachusetts (Commonwealth of) Development Finance Agency (Partners Healthcare System), Series 2016, Ref. RB	5.00%	07/01/2028	15	15,484
Massachusetts (Commonwealth of) Development Finance Agency (Partners Healthcare System), Series 2016, Ref. RB	5.00%	07/01/2031	250	257,592
Massachusetts (Commonwealth of) Development Finance Agency (Partners Healthcare System), Series 2016, Ref. RB	4.00%	07/01/2032	5	5,057
Massachusetts (Commonwealth of) Development Finance Agency (Partners Healthcare System), Series 2016, Ref. RB	5.00%	07/01/2041	200	203,883
Massachusetts (Commonwealth of) Development Finance Agency (Partners Healthcare System), Series 2016, Ref. RB	5.00%	07/01/2047	50	50,709
Massachusetts (Commonwealth of) Development Finance Agency (Partners Healthcare System), Series 2017, Ref. RB	5.00%	07/01/2026	25	25,852
Massachusetts (Commonwealth of) School Building Authority, Series 2016 B, RB	5.00%	11/15/2035	50	51,839
Massachusetts (Commonwealth of) School Building Authority, Series 2016 B, RB	5.00%	11/15/2036	10	10,359
Massachusetts (Commonwealth of) School Building Authority, Series 2016 B, RB	5.00%	11/15/2046	40	41,050
Massachusetts (Commonwealth of) School Building Authority, Series 2016 C, Ref. RB	5.00%	11/15/2033	10	10,387
Massachusetts (Commonwealth of) School Building Authority, Series 2016 C, Ref. RB	5.00%	11/15/2034	400	415,128
Massachusetts (Commonwealth of) School Building Authority, Series 2016 C, Ref. RB	4.00%	11/15/2035	200	201,514
Massachusetts (Commonwealth of) School Building Authority, Series 2019 A, RB(a)(b)	5.00%	02/15/2026	250	256,731
Massachusetts (Commonwealth of) Transportation Trust Fund, Series 2019 A, Ref. RB	5.00%	01/01/2026	70	71,678
Massachusetts (Commonwealth of) Transportation Trust Fund (Contract Assistance), Series 2018, Ref. RB	5.00%	01/01/2026	65	66,558
Massachusetts (Commonwealth of) Water Resources Authority, Series 2016 C, Ref. RB(a)(b)	5.00%	08/01/2026	5	5,176
Massachusetts (Commonwealth of) Water Resources Authority (Green Bonds), Series 2016 C, Ref. RB(a)(b)	5.00%	08/01/2026	160	165,640
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2026 Municipal Bond ETF (BSMQ)—(continued)
November 30, 2024
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Massachusetts-(continued)
Massachusetts (Commonwealth of) Water Resources Authority (Green Bonds), Series 2016 C, Ref. RB(a)(b)	5.00%	08/01/2026	$135	$139,759
Massachusetts (Commonwealth of) Water Resources Authority (Green Bonds), Series 2016 C, Ref. RB(a)(b)	5.00%	08/01/2026	495	512,449
Massachusetts (Commonwealth of) Water Resources Authority (Green Bonds), Series 2016 C, Ref. RB(a)(b)	5.00%	08/01/2026	5	5,176
Massachusetts (Commonwealth of) Water Resources Authority (Green Bonds), Series 2016 C, Ref. RB(a)(b)	5.00%	08/01/2026	5	5,176
Massachusetts (Commonwealth of) Water Resources Authority (Green Bonds), Series 2016 C, Ref. RB	5.00%	08/01/2028	10	10,378
				10,083,686
Michigan-2.85%
Great Lakes Water Authority, Series 2016 A, RB	5.00%	07/01/2046	30	30,604
Great Lakes Water Authority, Series 2016 B, RB	5.00%	07/01/2046	20	20,348
Great Lakes Water Authority, Series 2016 B, Ref. RB	5.00%	07/01/2030	400	412,890
Great Lakes Water Authority, Series 2016 B, Ref. RB	5.00%	07/01/2031	150	154,719
Great Lakes Water Authority, Series 2016 C, Ref. RB	5.00%	07/01/2028	20	20,658
Great Lakes Water Authority, Series 2016 C, Ref. RB	5.00%	07/01/2029	25	25,815
Great Lakes Water Authority, Series 2016 C, Ref. RB	5.00%	07/01/2030	185	190,962
Great Lakes Water Authority, Series 2016 C, Ref. RB	5.00%	07/01/2032	65	67,008
Great Lakes Water Authority, Series 2016 C, Ref. RB	5.25%	07/01/2033	150	155,085
Great Lakes Water Authority, Series 2016 C, Ref. RB	5.00%	07/01/2035	140	144,016
Great Lakes Water Authority, Series 2016 C, Ref. RB	5.00%	07/01/2036	200	204,543
Great Lakes Water Authority, Series 2016 D, Ref. RB	5.00%	07/01/2030	500	514,066
Great Lakes Water Authority, Series 2016 D, Ref. RB	5.00%	07/01/2036	30	30,700
Great Lakes Water Authority, Series 2018 A, Ref. RB	5.00%	07/01/2026	105	108,315
Livonia Public Schools, Series 2016, GO Bonds, (INS - AGM)(c)	5.00%	05/01/2045	45	45,810
Michigan (State of), Series 2017 A, Ref. GO Bonds	5.00%	05/01/2026	55	56,680
Michigan (State of), Series 2018, GO Bonds	4.00%	05/01/2028	5	5,078
Michigan (State of), Series 2018, GO Bonds	4.00%	05/01/2029	60	60,906
Michigan (State of), Series 2023, RB	5.00%	11/15/2026	5	5,225
Michigan (State of) (Garvee), Series 2016, Ref. RB	5.00%	03/15/2026	170	174,525
Michigan (State of) Building Authority (Facilities Program), Series 2016 I, Ref. RB	5.00%	10/15/2030	10	10,389
Michigan (State of) Building Authority (Facilities Program), Series 2016 I, Ref. RB	5.00%	10/15/2031	95	98,631
Michigan (State of) Building Authority (Facilities Program), Series 2016 I, Ref. RB	5.00%	10/15/2032	115	119,319
Michigan (State of) Building Authority (Facilities Program), Series 2016 I, Ref. RB	5.00%	10/15/2033	40	41,513
Michigan (State of) Building Authority (Facilities Program), Series 2016 I, Ref. RB	5.00%	10/15/2034	500	518,878
Michigan (State of) Building Authority (Facilities Program), Series 2016 I, Ref. RB	5.00%	04/15/2035	135	140,111
Michigan (State of) Building Authority (Facilities Program), Series 2016 I, Ref. RB	5.00%	04/15/2041	300	308,255
Michigan (State of) Building Authority (Facilities Program), Series 2016 I, Ref. RB	5.00%	10/15/2046	150	153,614
Michigan (State of) Building Authority (Facilities Program), Series 2016 I, Ref. RB	5.00%	10/15/2051	400	408,286
Michigan (State of) Finance Authority (Bronson Healthcare Group), Series 2020 A, Ref. RB	5.00%	05/15/2036	65	66,226
Michigan (State of) Finance Authority (Clean Water Revolving Fund), Series 2016 B, Ref. RB	5.00%	10/01/2026	500	520,538
Michigan (State of) Finance Authority (Clean Water Revolving Fund), Series 2016 B, Ref. RB	5.00%	10/01/2029	100	104,077
Michigan (State of) Finance Authority (Henry Ford Health System), Series 2016, Ref. RB	5.00%	11/15/2030	25	25,855
Michigan (State of) Finance Authority (Henry Ford Health System), Series 2016, Ref. RB	5.00%	11/15/2032	65	67,019
Michigan (State of) Finance Authority (Henry Ford Health System), Series 2016, Ref. RB	5.00%	11/15/2034	80	82,259
Michigan (State of) Finance Authority (Henry Ford Health System), Series 2016, Ref. RB	5.00%	11/15/2037	500	511,960
Michigan (State of) Finance Authority (Trinity Health Credit Group), Series 2016 MI, Ref. RB	5.00%	12/01/2033	130	133,358
Michigan (State of) Finance Authority (Trinity Health Credit Group), Series 2016, Ref. RB	5.00%	12/01/2045	15	15,168
Michigan (State of) Finance Authority (Trinity Health Credit Group), Series 2017, Ref. RB	5.00%	12/01/2026	50	52,010
Michigan (State of) Hospital Finance Authority (Ascension Senior Credit Group), Series 2010, Ref. RB	5.00%	11/15/2047	45	45,775
Michigan (State of) Hospital Finance Authority (Trinity Health Credit Group), Series 2008 C, Ref. RB	5.00%	12/01/2026	35	36,407
Oakland University Board of Trustees, Series 2016, RB	5.00%	03/01/2047	150	151,545
University of Michigan, Series 2015, Ref. RB(a)(b)	5.00%	04/01/2026	125	128,520
University of Michigan, Series 2015, Ref. RB(a)(b)	5.00%	04/01/2026	75	77,112
University of Michigan, Series 2015, Ref. RB	5.00%	04/01/2031	10	10,285
University of Michigan, Series 2017 A, Ref. RB	5.00%	04/01/2026	75	77,261
				6,332,324
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2026 Municipal Bond ETF (BSMQ)—(continued)
November 30, 2024
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Minnesota-1.00%
Metropolitan Council, Series 2021 C, GO Bonds	5.00%	12/01/2026	$25	$26,154
Minneapolis & St. Paul (Cities of), MN Metropolitan Airports Commission, Series 2016 A, Ref. RB	5.00%	01/01/2026	25	25,570
Minnesota (State of), Series 2016 D, Ref. GO Bonds	5.00%	08/01/2026	10	10,381
Minnesota (State of), Series 2017 A, GO Bonds	5.00%	10/01/2026	500	521,177
Minnesota (State of), Series 2017 D, Ref. GO Bonds	5.00%	10/01/2026	85	88,600
Minnesota (State of), Series 2021 A, GO Bonds	5.00%	09/01/2026	25	26,005
Minnesota (State of), Series 2022 A, Ref. RB	5.00%	03/01/2026	100	102,759
Minnesota (State of) Public Facilities Authority, Series 2016 A, RB	5.00%	03/01/2035	5	5,113
Minnesota (State of) Public Facilities Authority, Series 2016 A, RB	5.00%	03/01/2036	1,250	1,277,448
St. Cloud (City of), MN (CentraCare Health System), Series 2016 A, Ref. RB	3.25%	05/01/2039	100	89,460
University of Minnesota, Series 2016 A, RB	5.00%	04/01/2041	50	50,798
				2,223,465
Mississippi-0.46%
Mississippi (State of), Series 2016 B, GO Bonds(a)(b)	5.00%	12/01/2026	80	83,549
Mississippi (State of), Series 2016 B, GO Bonds(a)(b)	5.00%	12/01/2026	45	46,996
Mississippi (State of), Series 2016 B, GO Bonds(a)(b)	5.00%	12/01/2026	55	57,440
Mississippi (State of), Series 2016 B, GO Bonds(a)(b)	5.00%	12/01/2026	55	57,440
Mississippi (State of), Series 2016 B, GO Bonds(a)(b)	5.00%	12/01/2026	5	5,222
Mississippi (State of), Series 2016 B, GO Bonds(a)(b)	5.00%	12/01/2026	50	52,218
Mississippi (State of), Series 2018 A, GO Bonds(a)(b)	5.00%	11/01/2026	140	146,049
Mississippi (State of), Series 2018 A, GO Bonds(a)(b)	5.00%	11/01/2026	100	104,321
Mississippi (State of), Series 2018 A, GO Bonds(a)(b)	5.00%	11/01/2026	15	15,648
Mississippi (State of), Series 2018 A, GO Bonds(a)(b)	5.00%	11/01/2026	150	156,481
Mississippi (State of), Series 2018 A, GO Bonds	4.00%	11/01/2038	100	100,575
Mississippi (State of) Hospital Equipment & Facilities Authority (Baptist Memorial Health Care), Series 2016, RB	5.00%	09/01/2041	200	201,766
				1,027,705
Missouri-0.74%
Curators of the University of Missouri (The), Series 2024, Ref. RB	5.00%	11/01/2026	50	52,132
Hazelwood School District, Series 2017, Ref. GO Bonds	4.00%	03/01/2028	20	20,304
Hazelwood School District, Series 2017, Ref. GO Bonds	4.00%	03/01/2030	125	126,598
Kansas City (City of), MO, Series 2022 A, Ref. GO Bonds	5.00%	02/01/2026	80	82,039
Metropolitan St. Louis Sewer District, Series 2016 C, RB(a)	4.00%	05/01/2041	10	10,136
Metropolitan St. Louis Sewer District, Series 2017 A, Ref. RB	5.00%	05/01/2026	40	41,210
Missouri (State of) Board of Public Buildings, Series 2020 B, Ref. RB	5.00%	10/01/2026	55	57,179
Missouri (State of) Environmental Improvement & Energy Resources Authority, Series 2015 B, Ref. RB	5.00%	07/01/2026	15	15,190
Missouri (State of) Health & Educational Facilities Authority (St. Luke’s Health System, Inc.), Series 2016, Ref. RB	5.00%	11/15/2028	25	25,719
Missouri (State of) Health & Educational Facilities Authority (St. Luke’s Health System, Inc.), Series 2016, Ref. RB	5.00%	11/15/2029	75	77,094
Missouri (State of) Health & Educational Facilities Authority (St. Luke’s Health System, Inc.), Series 2016, Ref. RB	5.00%	11/15/2030	75	77,030
Missouri (State of) Health & Educational Facilities Authority (St. Luke’s Health System, Inc.), Series 2016, Ref. RB	5.00%	11/15/2031	55	56,419
Missouri (State of) Health & Educational Facilities Authority (St. Luke’s Health System, Inc.), Series 2016, Ref. RB	4.00%	11/15/2033	15	15,085
Missouri (State of) Health & Educational Facilities Authority (St. Luke’s Health System, Inc.), Series 2016, Ref. RB	5.00%	11/15/2034	25	25,547
Missouri (State of) Health & Educational Facilities Authority (St. Luke’s Health System, Inc.), Series 2016, Ref. RB	4.00%	11/15/2042	80	80,082
Missouri (State of) Highway & Transportation Commission, Series 2014 A, Ref. RB	5.00%	05/01/2026	190	195,990
Missouri (State of) Highway & Transportation Commission, Series 2019 B, RB	5.00%	11/01/2026	75	78,241
Missouri (State of) Joint Municipal Electric Utility Commission (Plum Point), Series 2015 A, Ref. RB	3.75%	01/01/2036	145	145,280
Missouri (State of) Joint Municipal Electric Utility Commission (Prairie State), Series 2016 A, Ref. RB	4.00%	12/01/2032	75	75,656
Missouri (State of) Joint Municipal Electric Utility Commission (Prairie State), Series 2016 A, Ref. RB	4.00%	12/01/2033	100	100,695
Missouri (State of) Joint Municipal Electric Utility Commission (Prairie State), Series 2016 A, Ref. RB	5.00%	12/01/2034	5	5,110
Missouri (State of) Joint Municipal Electric Utility Commission (Prairie State), Series 2016 A, Ref. RB	4.00%	12/01/2035	150	150,570
Missouri (State of) Joint Municipal Electric Utility Commission (Prairie State), Series 2016 A, Ref. RB	5.00%	12/01/2040	100	101,789
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2026 Municipal Bond ETF (BSMQ)—(continued)
November 30, 2024
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Missouri-(continued)
St. Louis County Reorganized School District No. R-6, Series 2018, GO Bonds(a)	5.00%	02/01/2026	$15	$15,348
St. Louis County Reorganized School District No. R-6, Series 2018, GO Bonds	5.00%	02/01/2026	20	20,496
				1,650,939
Nebraska-0.17%
Omaha (City of), NE Public Power District, Series 2016 A, Ref. RB	5.00%	02/01/2028	60	61,404
Omaha Public Power District, Series 2016 A, Ref. RB	5.00%	02/01/2026	40	41,019
Omaha Public Power District, Series 2016 A, Ref. RB	5.00%	02/01/2041	20	20,313
Sarpy (County of), NE Hospital Authority No. 1 (NE Medicine), Series 2016, Ref. RB	3.00%	05/15/2046	310	247,855
				370,591
Nevada-0.80%
Clark (County of), NV, Series 2016 B, Ref. GO Bonds	5.00%	11/01/2026	255	266,018
Clark (County of), NV, Series 2016 B, Ref. GO Bonds	4.00%	11/01/2031	50	50,798
Clark (County of), NV, Series 2016 B, Ref. GO Bonds	4.00%	11/01/2032	20	20,269
Clark (County of), NV, Series 2016 B, Ref. GO Bonds	4.00%	11/01/2034	40	40,464
Clark (County of), NV, Series 2020 C, Ref. RB	5.00%	07/01/2026	10	10,341
Clark (County of), NV (Las Vegas McCarran International Airport), Series 2015 C, Ref. RB	5.00%	07/01/2026	50	51,673
Clark (County of), NV Department of Aviation, Series 2019, Ref. RB	5.00%	07/01/2026	45	46,505
Clark (County of), NV Department of Aviation, Series 2024 A, Ref. RB	5.00%	07/01/2026	20	20,669
Clark (County of), NV Water Reclamation District, Series 2016, Ref. GO Bonds	4.00%	07/01/2035	250	251,900
Clark County School District, Series 2015 C, Ref. GO Bonds	5.00%	06/15/2026	25	25,509
Clark County School District, Series 2016 B, Ref. GO Bonds	5.00%	06/15/2026	85	87,653
Clark County School District, Series 2017 A, Ref. GO Bonds	5.00%	06/15/2026	95	97,965
Las Vegas Valley Water District, Series 2016 A, Ref. GO Bonds	5.00%	06/01/2035	10	10,266
Las Vegas Valley Water District, Series 2016 A, Ref. GO Bonds	5.00%	06/01/2036	55	56,432
Las Vegas Valley Water District, Series 2016 A, Ref. GO Bonds	5.00%	06/01/2037	75	76,831
Las Vegas Valley Water District, Series 2016 A, Ref. GO Bonds	5.00%	06/01/2038	200	204,765
Las Vegas Valley Water District, Series 2016 A, Ref. GO Bonds	5.00%	06/01/2041	90	91,880
Las Vegas Valley Water District, Series 2016 A, Ref. GO Bonds	5.00%	06/01/2046	100	101,767
Las Vegas Valley Water District, Series 2019 B, Ref. GO Bonds	5.00%	06/01/2026	50	51,650
Nevada (State of), Series 2015 D, Ref. GO Bonds	5.00%	04/01/2026	25	25,162
Nevada (State of), Series 2016, Ref. RB	5.00%	12/01/2026	90	93,026
Nevada (State of), Series 2016, Ref. RB	5.00%	12/01/2028	80	82,581
Truckee Meadows Water Authority, Series 2016, Ref. RB	5.00%	07/01/2032	10	10,288
				1,774,412
New Hampshire-0.04%
New Hampshire (State of) Health and Education Facilities Authority (Elliot Hospital), Series 2016, Ref. RB	5.00%	10/01/2038	30	30,362
New Hampshire Municipal Bond Bank, Series 2016 D, Ref. RB	4.00%	08/15/2039	50	50,441
				80,803
New Jersey-3.73%
Bayonne (City of), NJ, Series 2016, Ref. GO Bonds(a)(b)	5.00%	07/01/2026	135	139,707
New Jersey (State of), Series 2020 A, GO Bonds	5.00%	06/01/2026	155	159,978
New Jersey (State of) Economic Development Authority, Series 2015 XX, Ref. RB	4.25%	06/15/2026	25	25,120
New Jersey (State of) Economic Development Authority, Series 2016 AAA, RB(a)(b)	5.00%	12/15/2026	295	308,630
New Jersey (State of) Economic Development Authority, Series 2016 AAA, RB(a)(b)	5.00%	12/15/2026	85	88,927
New Jersey (State of) Economic Development Authority, Series 2016 BBB, Ref. RB(a)(b)	4.75%	12/15/2026	55	57,270
New Jersey (State of) Economic Development Authority, Series 2016 BBB, Ref. RB(a)(b)	5.50%	12/15/2026	465	491,063
New Jersey (State of) Economic Development Authority, Series 2016 BBB, Ref. RB(a)(b)	5.50%	12/15/2026	10	10,560
New Jersey (State of) Economic Development Authority, Series 2016 BBB, Ref. RB(a)(b)	5.50%	12/15/2026	10	10,560
New Jersey (State of) Economic Development Authority, Series 2017 B, Ref. RB	5.00%	11/01/2026	335	346,743
New Jersey (State of) Economic Development Authority, Series 2023 RRR, Ref. RB	5.00%	03/01/2026	555	568,298
New Jersey (State of) Educational Facilities Authority (Montclair University), Series 2016 B, Ref. RB	5.00%	07/01/2031	145	149,046
New Jersey (State of) Educational Facilities Authority (Princeton University), Series 2024, Ref. RB	5.00%	03/01/2026	1,000	1,027,969
New Jersey (State of) Health Care Facilities Financing Authority (AHS Hospital Corp.), Series 2016, Ref. RB	4.00%	07/01/2032	55	55,603
New Jersey (State of) Health Care Facilities Financing Authority (AHS Hospital Corp.), Series 2016, Ref. RB	5.00%	07/01/2033	65	66,803
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2026 Municipal Bond ETF (BSMQ)—(continued)
November 30, 2024
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
New Jersey-(continued)
New Jersey (State of) Health Care Facilities Financing Authority (AHS Hospital Corp.), Series 2016, Ref. RB	4.00%	07/01/2036	$15	$15,123
New Jersey (State of) Health Care Facilities Financing Authority (Princeton HealthCare System), Series 2016 A, Ref. RB	5.00%	07/01/2039	100	102,308
New Jersey (State of) Health Care Facilities Financing Authority (RWJ Barnabas Health Obligated Group), Series 2016 A, Ref. RB	5.00%	07/01/2029	65	67,008
New Jersey (State of) Health Care Facilities Financing Authority (RWJ Barnabas Health Obligated Group), Series 2016 A, Ref. RB	5.00%	07/01/2030	170	175,159
New Jersey (State of) Health Care Facilities Financing Authority (RWJ Barnabas Health Obligated Group), Series 2016 A, Ref. RB	5.00%	07/01/2031	65	66,923
New Jersey (State of) Health Care Facilities Financing Authority (RWJ Barnabas Health Obligated Group), Series 2016 A, Ref. RB	5.00%	07/01/2043	280	285,131
New Jersey (State of) Health Care Facilities Financing Authority (RWJ Barnabas Health Obligated Group), Series 2016, Ref. RB	4.00%	07/01/2035	380	383,412
New Jersey (State of) Transportation Trust Fund Authority, Series 2016 A-1, RN	5.00%	06/15/2028	230	236,521
New Jersey (State of) Transportation Trust Fund Authority, Series 2016 A-1, RN	5.00%	06/15/2029	50	51,394
New Jersey (State of) Transportation Trust Fund Authority, Series 2016 A-1, RN	5.00%	06/15/2030	185	190,055
New Jersey (State of) Transportation Trust Fund Authority, Series 2016 A-1, RN	4.10%	06/15/2031	225	227,578
New Jersey (State of) Transportation Trust Fund Authority, Series 2018 A, Ref. RB	5.00%	12/15/2026	10	10,418
New Jersey (State of) Transportation Trust Fund Authority, Series 2018 A, Ref. RB	5.00%	06/15/2028	45	46,276
New Jersey (State of) Transportation Trust Fund Authority, Series 2018 A, Ref. RN	5.00%	06/15/2030	300	308,197
New Jersey (State of) Transportation Trust Fund Authority, Series 2018 A, Ref. RN	5.00%	06/15/2031	200	205,297
New Jersey (State of) Transportation Trust Fund Authority, Series 2019, Ref. RB	5.00%	12/15/2026	605	630,290
New Jersey (State of) Transportation Trust Fund Authority, Series 2021 A, Ref. RB	5.00%	06/15/2026	165	169,993
New Jersey (State of) Turnpike Authority, Series 2005 D-3, RB, (INS - AGM)(c)	5.25%	01/01/2026	250	253,527
New Jersey (State of) Turnpike Authority, Series 2005 D-4, RB, (INS - AGM)(c)	5.25%	01/01/2026	1,020	1,034,264
New Jersey (State of) Turnpike Authority, Series 2016 A, Ref. RB	5.00%	01/01/2033	30	30,598
New Jersey (State of) Turnpike Authority, Series 2016 A, Ref. RB	5.00%	01/01/2034	240	244,644
New Jersey (State of) Turnpike Authority, Series 2016 A, Ref. RB	5.00%	01/01/2035	15	15,285
Newark (City of), NJ Housing Authority, Series 2016, Ref. RB, (INS - AGM)(c)	5.00%	12/01/2038	35	35,876
				8,291,554
New Mexico-0.16%
New Mexico (State of) (Capital), Series 2017 A, GO Bonds	5.00%	03/01/2026	240	246,593
New Mexico (State of) Finance Authority, Series 2018 A, Ref. RB	5.00%	06/15/2026	30	31,041
New Mexico (State of) Finance Authority, Series 2021 A, RB	5.00%	06/15/2026	40	41,389
New Mexico (State of) Severance Tax Permanent Fund, Series 2016 A, RB	5.00%	07/01/2026	45	46,541
				365,564
New York-15.39%
Albany (County of), NY, Series 2018, GO Bonds	4.00%	04/01/2029	5	5,077
Build NYC Resource Corp. (Chapin School), Series 2016, RB	4.00%	11/01/2026	35	35,817
Build NYC Resource Corp. (New York Law School), Series 2016, Ref. RB	5.00%	07/01/2041	100	100,126
Dutchess County Local Development Corp. (Health Quest Systems, Inc.), Series 2016 B, RB	4.00%	07/01/2041	185	179,215
Erie (County of), NY Industrial Development Agency (The) (City of Buffalo School District), Series 2015 A, Ref. RB	5.00%	05/01/2026	10	10,200
Erie (County of), NY Industrial Development Agency (The) (City of Buffalo School District), Series 2016 A, Ref. RB	5.00%	05/01/2030	20	20,815
Hudson Yards Infrastructure Corp., Series 2017 A, Ref. RB	5.00%	02/15/2026	85	87,236
Long Island (City of), NY Power Authority, Series 2016 B, Ref. RB	5.00%	09/01/2036	160	164,158
Long Island (City of), NY Power Authority, Series 2016 B, Ref. RB	5.00%	09/01/2046	500	510,264
Metropolitan Transportation Authority, Series 2006 B, RB, (INS - AGM)(c)	5.25%	11/15/2026	500	524,666
Metropolitan Transportation Authority, Series 2016 A, Ref. RB	4.00%	11/15/2026	65	66,633
Metropolitan Transportation Authority, Series 2016 A, Ref. RB	5.00%	11/15/2026	5	5,222
Metropolitan Transportation Authority, Series 2016 A, Ref. RB	5.25%	11/15/2029	90	94,209
Metropolitan Transportation Authority, Series 2016 A, Ref. RB	5.25%	11/15/2033	75	78,035
Metropolitan Transportation Authority, Series 2016 A, Ref. RB	5.25%	11/15/2034	15	15,592
Metropolitan Transportation Authority, Series 2016 A, Ref. RB	5.25%	11/15/2035	30	31,158
Metropolitan Transportation Authority, Series 2016 B, Ref. RB	4.00%	11/15/2034	80	80,641
Metropolitan Transportation Authority, Series 2016 B, Ref. RB	5.00%	11/15/2034	15	15,369
Metropolitan Transportation Authority, Series 2016 B, Ref. RB	5.00%	11/15/2035	20	20,472
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2026 Municipal Bond ETF (BSMQ)—(continued)
November 30, 2024
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-(continued)
Metropolitan Transportation Authority, Series 2016 B, Ref. RB	5.00%	11/15/2037	$750	$766,529
Metropolitan Transportation Authority, Series 2016 D, Ref. RB	5.00%	11/15/2028	45	46,510
Metropolitan Transportation Authority, Series 2016 D, Ref. RB	5.00%	11/15/2029	20	20,652
Metropolitan Transportation Authority, Series 2016 D, Ref. RB	5.00%	11/15/2030	75	77,346
Metropolitan Transportation Authority, Series 2016 D, Ref. RB	4.00%	11/15/2032	5	5,047
Metropolitan Transportation Authority, Series 2016 D, Ref. RB	4.00%	11/15/2033	145	146,279
Metropolitan Transportation Authority, Series 2016 D, Ref. RB	4.00%	11/15/2034	105	105,841
Metropolitan Transportation Authority (Green Bonds), Series 2016 A-1, RB	5.00%	11/15/2046	10	10,091
Metropolitan Transportation Authority (Green Bonds), Series 2016 A-2, Ref. RB	5.00%	11/15/2026	160	166,423
Metropolitan Transportation Authority (Green Bonds), Series 2017 A-2, Ref. RB	5.00%	11/15/2026	500	520,071
Metropolitan Transportation Authority (Green Bonds), Series 2017 C-1, Ref. RB	5.00%	11/15/2026	300	312,043
Metropolitan Transportation Authority (Green Bonds), Series 2018 B, Ref. RB	5.00%	11/15/2026	5	5,201
Metropolitan Transportation Authority (Green Bonds), Subseries 2016 B, Ref. RB	5.00%	11/15/2029	10	10,420
Metropolitan Transportation Authority (Green Bonds), Subseries 2016 B-1, RB	5.00%	11/15/2036	1,000	1,033,188
Metropolitan Transportation Authority (Green Bonds), Subseries 2016 B-1, RB	5.00%	11/15/2046	200	204,944
Metropolitan Transportation Authority (Green Bonds), Subseries 2016 B-1, RB	5.00%	11/15/2051	100	102,216
Nassau (County of), NY Interim Finance Authority, Series 2024 A, RB	5.00%	11/15/2026	500	525,035
New York & New Jersey (States of) Port Authority, One Hundred Eighty Nineth Series 2015, Ref. RB	5.00%	05/01/2026	65	65,604
New York & New Jersey (States of) Port Authority, One Hundred Ninty Eighth Series 2016, Ref. RB	5.00%	11/15/2046	25	25,544
New York & New Jersey (States of) Port Authority, One Hundred Ninty Eighth Series 2016, Ref. RB	5.25%	11/15/2056	100	102,605
New York & New Jersey (States of) Port Authority, Two Hundred Forty Third Series 2023, Ref. RB	5.00%	12/01/2026	115	120,376
New York (City of), NY, Series 2008 J-10, GO Bonds	5.00%	08/01/2026	45	46,698
New York (City of), NY, Series 2015 A, Ref. GO Bonds	5.00%	08/01/2026	45	45,581
New York (City of), NY, Series 2016 B-1, GO Bonds	5.00%	12/01/2029	45	46,817
New York (City of), NY, Series 2016 B-1, GO Bonds	5.00%	12/01/2030	35	36,365
New York (City of), NY, Series 2016 B-1, GO Bonds	5.00%	12/01/2033	10	10,366
New York (City of), NY, Series 2016 B-1, GO Bonds	5.00%	12/01/2041	195	200,389
New York (City of), NY, Series 2016 C, Ref. GO Bonds	5.00%	08/01/2026	375	383,873
New York (City of), NY, Series 2016 C, Ref. GO Bonds	5.00%	08/01/2027	100	102,398
New York (City of), NY, Series 2016 C, Ref. GO Bonds	5.00%	08/01/2028	65	66,439
New York (City of), NY, Series 2016 C, Ref. GO Bonds	5.00%	08/01/2029	55	56,211
New York (City of), NY, Series 2016 C, Ref. GO Bonds	5.00%	08/01/2031	25	25,519
New York (City of), NY, Series 2016 C, Ref. GO Bonds	4.00%	08/01/2035	10	10,063
New York (City of), NY, Series 2016 E, Ref. GO Bonds	5.00%	08/01/2026	130	134,906
New York (City of), NY, Series 2016 E, Ref. GO Bonds	5.00%	08/01/2028	25	25,824
New York (City of), NY, Series 2016 E, Ref. GO Bonds	5.00%	08/01/2029	50	51,639
New York (City of), NY, Series 2016 E, Ref. GO Bonds	4.00%	08/01/2033	35	35,382
New York (City of), NY, Series 2017 C, Ref. GO Bonds	5.00%	08/01/2026	2,000	2,075,471
New York (City of), NY, Series 2020 A-1, Ref. GO Bonds	5.00%	08/01/2026	80	83,019
New York (City of), NY, Series 2020 C, GO Bonds	5.00%	08/01/2026	80	83,019
New York (City of), NY, Series 2021 F-1, GO Bonds	5.00%	03/01/2026	150	154,121
New York (City of), NY, Series 2022 B-1, Ref. GO Bonds	5.00%	08/01/2026	10	10,377
New York (City of), NY, Subseries 2016 A-1, GO Bonds	4.00%	08/01/2029	635	645,453
New York (City of), NY, Subseries 2016 A-1, GO Bonds	5.00%	08/01/2030	20	20,632
New York (City of), NY, Subseries 2016 A-1, GO Bonds	5.00%	08/01/2031	45	46,393
New York (City of), NY, Subseries 2016 A-1, GO Bonds	4.00%	08/01/2032	80	80,973
New York (City of), NY, Subseries 2016 A-1, GO Bonds	4.00%	08/01/2034	130	131,314
New York (City of), NY, Subseries 2016 A-1, GO Bonds	4.00%	08/01/2035	195	196,748
New York (City of), NY, Subseries 2016 A-1, GO Bonds	5.00%	08/01/2038	500	513,514
New York (City of), NY, Subseries 2022 B-1, GO Bonds	5.00%	10/01/2026	5	5,203
New York (City of), NY Municipal Water Finance Authority, Series 2016, Ref. RB	5.25%	06/15/2046	1,000	1,024,772
New York (City of), NY Municipal Water Finance Authority, Series 2017 DD, RB	5.00%	06/15/2047	405	415,729
New York (City of), NY Municipal Water Finance Authority, Series 2021 AA-2, RB	5.00%	06/15/2028	175	182,964
New York (City of), NY Municipal Water Finance Authority, Series 2021 DD, Ref. RB	5.00%	06/15/2026	215	222,827
New York (City of), NY Municipal Water Finance Authority, Series 2021, RB	5.00%	06/15/2028	105	109,779
New York (City of), NY Municipal Water Finance Authority, Subseries 2016 CC-1, Ref. RB	5.00%	06/15/2037	415	430,541
New York (City of), NY Municipal Water Finance Authority, Subseries 2016 CC-1, Ref. RB	5.00%	06/15/2038	120	124,446
New York (City of), NY Municipal Water Finance Authority, Subseries 2016, Ref. RB	4.00%	06/15/2033	75	76,359
New York (City of), NY Municipal Water Finance Authority, Subseries 2016, Ref. RB	4.00%	06/15/2037	30	30,313
New York (City of), NY Transitional Finance Authority, Series 2015 C, Ref. RB	5.00%	11/01/2026	245	249,695
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2026 Municipal Bond ETF (BSMQ)—(continued)
November 30, 2024
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-(continued)
New York (City of), NY Transitional Finance Authority, Series 2016 A-1, RB	5.00%	05/01/2040	$35	$35,606
New York (City of), NY Transitional Finance Authority, Series 2016 S-1, RB	5.00%	07/15/2028	10	10,244
New York (City of), NY Transitional Finance Authority, Series 2016 S-1, RB	5.00%	07/15/2030	40	40,929
New York (City of), NY Transitional Finance Authority, Series 2016 S-1, RB	5.00%	07/15/2035	100	102,055
New York (City of), NY Transitional Finance Authority, Series 2016 S-1, RB	4.00%	07/15/2036	105	105,807
New York (City of), NY Transitional Finance Authority, Series 2016 S-1, RB	5.00%	07/15/2043	200	203,138
New York (City of), NY Transitional Finance Authority, Series 2016, RB	4.00%	05/01/2030	25	25,263
New York (City of), NY Transitional Finance Authority, Series 2016, RB	5.00%	05/01/2035	100	102,106
New York (City of), NY Transitional Finance Authority, Series 2017 C, Ref. RB	5.00%	11/01/2026	30	31,331
New York (City of), NY Transitional Finance Authority, Series 2017, RB	5.00%	11/01/2026	30	31,331
New York (City of), NY Transitional Finance Authority, Series 2020, Ref. RB	5.00%	11/01/2026	465	485,623
New York (City of), NY Transitional Finance Authority, Series 2021 A-1, Ref. RB	5.00%	11/01/2026	460	480,402
New York (City of), NY Transitional Finance Authority, Series 2022 F-1, RB	5.00%	02/01/2026	30	30,768
New York (City of), NY Transitional Finance Authority, Subseries 2016 B-1, RB	5.00%	08/01/2029	250	257,809
New York (City of), NY Transitional Finance Authority, Subseries 2016 B-1, RB	5.00%	08/01/2030	655	674,814
New York (City of), NY Transitional Finance Authority, Subseries 2016 B-1, RB	5.00%	08/01/2033	200	205,558
New York (City of), NY Transitional Finance Authority, Subseries 2016 B-1, RB	5.00%	08/01/2034	1,105	1,134,804
New York (City of), NY Transitional Finance Authority, Subseries 2016 E-1, RB	5.00%	02/01/2030	245	249,989
New York (City of), NY Transitional Finance Authority, Subseries 2016 E-1, RB	5.00%	02/01/2031	350	356,926
New York (City of), NY Transitional Finance Authority, Subseries 2016 E-1, RB	5.00%	02/01/2035	185	188,130
New York (City of), NY Transitional Finance Authority, Subseries 2016 E-1, RB	5.00%	02/01/2037	195	198,075
New York (City of), NY Transitional Finance Authority, Subseries 2016 E-1, RB	5.00%	02/01/2038	40	40,608
New York (City of), NY Transitional Finance Authority, Subseries 2016 E-1, RB	5.00%	02/01/2039	250	253,657
New York (City of), NY Transitional Finance Authority, Subseries 2016 E-1, RB	5.00%	02/01/2040	15	15,211
New York (City of), NY Transitional Finance Authority, Subseries 2016 F-3, RB	5.00%	02/01/2030	135	137,749
New York (City of), NY Transitional Finance Authority, Subseries 2016 F-3, RB	4.00%	02/01/2033	5	5,033
New York (City of), NY Transitional Finance Authority, Subseries 2016 F-3, RB	4.00%	02/01/2034	500	503,094
New York (City of), NY Transitional Finance Authority, Subseries 2016 F-3, RB	4.00%	02/01/2036	450	452,291
New York (City of), NY Transitional Finance Authority, Subseries 2020 D-1, RB	5.00%	11/01/2026	5	5,222
New York (City of), NY Transitional Finance Authority, Subseries 2021 F-1, Ref. RB	5.00%	11/01/2026	25	26,109
New York (City of), NY Transitional Finance Authority, Subseries 2022 D-1, RB	5.00%	11/01/2026	15	15,665
New York (City of), NY Trust for Cultural Resources, Series 2016-1E, Ref. RB	4.00%	04/01/2030	55	56,472
New York (City of), NY Trust for Cultural Resources (Lincoln Center for Performing Arts), Series 2016 A, Ref. RB	5.00%	12/01/2026	30	31,265
New York (City of), NY Trust for Cultural Resources (Museum of Modern Arts (The)), Series 2016, Ref. RB	4.00%	04/01/2029	100	102,676
New York (City of), NY Trust for Cultural Resources (Museum of Modern Arts (The)), Series 2016, Ref. RB	4.00%	04/01/2031	375	384,640
New York (City of), NY Trust for Cultural Resources (The Museum of Modern Art), Series 2016 1E, Ref. RB	4.00%	04/01/2028	10	10,269
New York (State of) Dormitory Authority, Series 2016 A, RB	5.00%	07/01/2026	5	5,182
New York (State of) Dormitory Authority, Series 2016 A, RB(a)(b)	5.00%	08/15/2026	50	51,947
New York (State of) Dormitory Authority, Series 2016 A, RB(a)(b)	5.00%	09/15/2026	155	161,753
New York (State of) Dormitory Authority, Series 2016 A, RB	5.00%	03/15/2028	70	72,499
New York (State of) Dormitory Authority, Series 2016 A, RB	5.00%	07/01/2029	25	25,828
New York (State of) Dormitory Authority, Series 2016 A, RB	5.00%	03/15/2032	115	118,720
New York (State of) Dormitory Authority, Series 2016 A, RB	5.00%	07/01/2032	90	92,884
New York (State of) Dormitory Authority, Series 2016 A, RB	5.00%	02/15/2033	40	41,178
New York (State of) Dormitory Authority, Series 2016 A, RB	5.00%	03/15/2033	505	521,069
New York (State of) Dormitory Authority, Series 2016 A, RB	5.00%	02/15/2034	335	344,694
New York (State of) Dormitory Authority, Series 2016 A, RB	5.00%	03/15/2034	20	20,619
New York (State of) Dormitory Authority, Series 2016 A, RB	5.00%	07/01/2034	100	103,188
New York (State of) Dormitory Authority, Series 2016 A, RB	5.00%	02/15/2035	35	35,989
New York (State of) Dormitory Authority, Series 2016 A, RB	5.00%	03/15/2035	75	77,268
New York (State of) Dormitory Authority, Series 2016 A, RB	5.00%	02/15/2036	50	51,397
New York (State of) Dormitory Authority, Series 2016 A, RB	5.00%	02/15/2039	15	15,384
New York (State of) Dormitory Authority, Series 2016 A, RB	5.00%	02/15/2041	210	215,129
New York (State of) Dormitory Authority, Series 2016 D, Ref. RB(a)	5.00%	02/15/2026	35	35,930
New York (State of) Dormitory Authority, Series 2016 D, Ref. RB(a)(b)	5.00%	08/15/2026	50	51,947
New York (State of) Dormitory Authority, Series 2016, Ref. RB	4.00%	07/01/2040	565	566,378
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2026 Municipal Bond ETF (BSMQ)—(continued)
November 30, 2024
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-(continued)
New York (State of) Dormitory Authority, Series 2017 A, Ref. RB(a)	5.00%	02/15/2026	$105	$107,789
New York (State of) Dormitory Authority, Series 2017 A, Ref. RB	5.00%	07/01/2026	10	10,324
New York (State of) Dormitory Authority, Series 2017 B, Ref. RB(a)	5.00%	02/15/2026	35	35,930
New York (State of) Dormitory Authority, Series 2017 B, Ref. RB(a)	5.00%	02/15/2026	15	15,398
New York (State of) Dormitory Authority, Series 2018 1, Ref. RB	5.00%	01/15/2026	140	143,454
New York (State of) Dormitory Authority, Series 2018 A, RB	5.00%	10/01/2026	60	62,355
New York (State of) Dormitory Authority, Series 2018 A, RB	5.00%	10/01/2028	5	5,180
New York (State of) Dormitory Authority, Series 2018 A, RB	5.00%	10/01/2029	10	10,356
New York (State of) Dormitory Authority, Series 2018 A, RB	5.00%	10/01/2030	170	175,749
New York (State of) Dormitory Authority, Series 2018 A, RB	5.00%	10/01/2031	420	433,748
New York (State of) Dormitory Authority, Series 2018 A, RB	5.00%	10/01/2032	40	41,266
New York (State of) Dormitory Authority, Series 2018 A, RB	5.00%	10/01/2033	120	123,733
New York (State of) Dormitory Authority, Series 2018 A, Ref. RB	5.00%	03/15/2033	60	61,856
New York (State of) Dormitory Authority, Series 2018 A, Ref. RB	5.00%	03/15/2034	85	87,570
New York (State of) Dormitory Authority, Series 2018 A, Ref. RB	5.00%	03/15/2035	25	25,743
New York (State of) Dormitory Authority, Series 2018 E, Ref. RB(a)	5.00%	03/15/2026	35	36,063
New York (State of) Dormitory Authority, Series 2019 A, RB	5.00%	10/01/2026	125	129,907
New York (State of) Dormitory Authority, Series 2020 A, Ref. RB(a)	5.00%	03/15/2026	5	5,143
New York (State of) Dormitory Authority, Series 2020 A, Ref. RB	5.00%	03/15/2026	5	5,149
New York (State of) Dormitory Authority (Bidding Group 1), Series 2018 A, RB(a)	5.00%	03/15/2026	15	15,456
New York (State of) Dormitory Authority (Bidding Group 2), Series 2018 C, Ref. RB(a)	5.00%	03/15/2026	5	5,152
New York (State of) Dormitory Authority (Bidding Group B), Series 2016 A, RB	5.00%	03/15/2031	455	469,879
New York (State of) Dormitory Authority (Columbia University) (Green Bonds), Series 2016 A, RB	5.00%	10/01/2026	320	334,021
New York (State of) Dormitory Authority (Fordham University), Series 2016 A, Ref. RB	5.00%	07/01/2041	25	25,502
New York (State of) Dormitory Authority (General Purpose), Series 2016 D, Ref. RB(a)(b)	5.00%	08/15/2026	70	72,725
New York (State of) Dormitory Authority (Group B), Series 2016 A, RB(a)(b)	5.00%	09/15/2026	265	276,546
New York (State of) Dormitory Authority (New York University), Series 2016 A, RB	5.00%	07/01/2031	40	41,282
New York (State of) Dormitory Authority (New York University), Series 2016 A, RB	5.00%	07/01/2033	495	510,860
New York (State of) Dormitory Authority (New York University), Series 2016 A, RB	5.00%	07/01/2036	155	159,796
New York (State of) Dormitory Authority (New York University), Series 2016 A, RB	4.00%	07/01/2039	135	135,736
New York (State of) Dormitory Authority (New York University), Series 2016 A, RB	5.00%	07/01/2039	145	149,057
New York (State of) Dormitory Authority (New York University), Series 2019 A, RB	5.00%	07/01/2026	20	20,729
New York (State of) Power Authority (Green Transmission), Series 2022, RB, (INS - AGM)(c)	5.00%	11/15/2026	70	73,218
New York (State of) Thruway Authority, Series 2016 A, RB	5.00%	01/01/2033	15	15,279
New York (State of) Thruway Authority, Series 2016 A, RB	5.00%	01/01/2035	15	15,266
New York (State of) Thruway Authority, Series 2016 A, RB	5.00%	01/01/2036	20	20,344
New York (State of) Thruway Authority, Series 2016 A, RB	5.00%	01/01/2041	5	5,071
New York (State of) Thruway Authority, Series 2016 A, RB	5.00%	01/01/2046	1,265	1,280,957
New York (State of) Thruway Authority, Series 2016 A, RB	5.00%	01/01/2051	200	202,248
New York (State of) Thruway Authority, Series 2016 A, RB	5.25%	01/01/2056	250	253,517
New York (State of) Utility Debt Securitization Authority, Series 2016 A, Ref. RB	5.00%	12/15/2032	25	25,689
New York (State of) Utility Debt Securitization Authority, Series 2016 A, Ref. RB	5.00%	12/15/2033	5	5,135
New York (State of) Utility Debt Securitization Authority, Series 2016 A, Ref. RB	5.00%	12/15/2034	400	410,594
New York (State of) Utility Debt Securitization Authority, Series 2016 B, Ref. RB	5.00%	12/15/2033	20	20,542
New York (State of) Utility Debt Securitization Authority, Series 2016 B, Ref. RB	5.00%	12/15/2034	175	179,635
New York Convention Center Development Corp. (Hotel Unit Fee Secured), Series 2016 A, RB	5.00%	11/15/2046	150	152,885
New York State Environmental Facilities Corp. (NYC Municipal Water Finance Authority), Series 2016 A, Ref. RB	5.00%	06/15/2028	35	36,108
New York State Environmental Facilities Corp. (NYC Municipal Water Finance Authority), Series 2016 A, Ref. RB	5.00%	06/15/2029	55	56,724
New York State Environmental Facilities Corp. (NYC Municipal Water Finance Authority), Series 2016 A, Ref. RB	5.00%	06/15/2030	30	30,899
New York State Environmental Facilities Corp. (NYC Municipal Water Finance Authority), Series 2016 A, Ref. RB	5.00%	06/15/2032	225	231,403
New York State Environmental Facilities Corp. (NYC Municipal Water Finance Authority), Series 2016 A, Ref. RB	4.00%	06/15/2036	105	105,469
New York State Environmental Facilities Corp. (NYC Municipal Water Finance Authority), Series 2016 A, Ref. RB	5.00%	06/15/2041	50	51,068
New York State Urban Development Corp., Series 2016 A, Ref. RB(a)(b)	5.00%	03/15/2026	580	597,241
New York State Urban Development Corp., Series 2016 A, Ref. RB(a)(b)	5.00%	03/15/2026	95	97,824
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2026 Municipal Bond ETF (BSMQ)—(continued)
November 30, 2024
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-(continued)
New York State Urban Development Corp., Series 2016 A, Ref. RB(a)(b)	5.00%	03/15/2026	$30	$30,892
New York State Urban Development Corp., Series 2016 A, Ref. RB	5.00%	03/15/2033	135	138,146
New York State Urban Development Corp., Series 2016 A, Ref. RB	5.00%	03/15/2034	215	219,873
New York State Urban Development Corp., Series 2016 A, Ref. RB	4.00%	03/15/2036	135	135,780
New York State Urban Development Corp., Series 2016 A, Ref. RB	4.00%	03/15/2037	235	236,232
New York State Urban Development Corp., Series 2016, Ref. RB(a)	5.00%	03/15/2026	10	10,297
New York State Urban Development Corp., Series 2016, Ref. RB(a)	5.00%	03/15/2026	45	46,338
New York State Urban Development Corp., Series 2017 C-1, Ref. RB	5.00%	03/15/2026	20	20,596
New York State Urban Development Corp., Series 2020, Ref. RB	5.00%	03/15/2026	75	77,237
Suffolk (County of), NY, Series 2017 A, Ref. GO Bonds, (INS - AGM)(c)	5.00%	02/01/2026	5	5,129
Triborough Bridge & Tunnel Authority, Series 2008 B-2, RB	5.00%	11/15/2026	70	73,163
Triborough Bridge & Tunnel Authority, Series 2016 A, Ref. RB	5.00%	11/15/2031	500	513,797
Triborough Bridge & Tunnel Authority, Series 2016 A, Ref. RB	5.00%	11/15/2041	510	520,134
Triborough Bridge & Tunnel Authority, Series 2018 B, Ref. RB	5.00%	11/15/2026	15	15,678
Triborough Bridge & Tunnel Authority (Green Bonds), Series 2023, Ref. RB	5.00%	11/15/2026	160	167,230
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Subseries 2017 C-1, Ref. RB	5.00%	11/15/2026	45	47,033
Westchester (County of), NY, Series 2018 A, GO Bonds	4.00%	12/01/2028	10	10,313
Westchester (County of), NY, Series 2018 A, GO Bonds	4.00%	12/01/2029	100	103,095
				34,180,187
North Carolina-0.85%
Mecklenburg (County of), NC, Series 2013 A, Ref. GO Bonds	5.00%	12/01/2026	50	52,367
North Carolina (State of), Series 2013 C, Ref. GO Bonds	5.00%	05/01/2026	45	46,425
North Carolina (State of), Series 2014 B, Ref. RB	5.00%	06/01/2026	30	30,990
North Carolina (State of), Series 2016 A, Ref. GO Bonds	5.00%	06/01/2026	90	93,038
North Carolina (State of), Series 2017 B, Ref. RB	5.00%	05/01/2026	85	87,632
North Carolina (State of), Series 2018 A, GO Bonds	5.00%	06/01/2026	330	341,138
North Carolina (State of), Series 2019 B, GO Bonds	5.00%	06/01/2026	205	211,919
North Carolina (State of), Series 2022 A, RB	5.00%	05/01/2026	60	61,858
North Carolina (State of) (Build North Carolina Programs), Series 2019 A, RB	5.00%	05/01/2026	30	30,929
North Carolina (State of) (Build North Carolina Programs), Series 2020 B, RB	5.00%	05/01/2026	45	46,393
North Carolina (State of) (Garvee), Series 2019, RB	5.00%	03/01/2026	65	66,786
North Carolina (State of) Capital Facilities Finance Agency (Duke University), Series 2016 B, Ref. RB	5.00%	10/01/2026	55	57,309
North Carolina (State of) Capital Facilities Finance Agency (Duke University), Series 2016 B, Ref. RB	4.00%	10/01/2039	15	15,164
North Carolina (State of) Capital Facilities Finance Agency (Duke University), Series 2016 B, Ref. RB	5.00%	10/01/2040	20	20,680
North Carolina (State of) Capital Facilities Finance Agency (Duke University), Series 2016 B, Ref. RB	5.00%	10/01/2044	55	56,652
North Carolina (State of) Eastern Municipal Power Agency, Series 1993 B, Ref. RB(a)	6.00%	01/01/2026	25	25,774
North Carolina (State of) Medical Care Commission (Deerfield Episcopal Retirement Community), Series 2016, Ref. RB	5.00%	11/01/2037	150	152,304
North Carolina (State of) Municipal Power Agency No. 1 (Catawba), Series 2015 A, Ref. RB	5.00%	01/01/2026	10	10,227
North Carolina (State of) Municipal Power Agency No. 1 (Catawba), Series 2015 A, Ref. RB	5.00%	01/01/2028	35	35,716
North Carolina (State of) Municipal Power Agency No. 1 (Catawba), Series 2015 A, Ref. RB	5.00%	01/01/2032	20	20,352
North Carolina (State of) Municipal Power Agency No. 1 (Catawba), Series 2015 C, Ref. RB	5.00%	01/01/2029	10	10,192
North Carolina (State of) Municipal Power Agency No. 1 (Catawba), Series 2016 A, Ref. RB	5.00%	01/01/2028	110	113,267
North Carolina (State of) Municipal Power Agency No. 1 (Catawba), Series 2016 A, Ref. RB	5.00%	01/01/2029	50	51,395
North Carolina (State of) Turnpike Authority, Series 2017 A, Ref. RB	5.00%	07/01/2054	250	251,688
				1,890,195
North Dakota-0.23%
Cass County Joint Water Resource District, Series 2024 A, Ref. RB	3.45%	04/01/2027	500	500,715
Ohio-2.04%
Allen (County of), OH, Series 2017 A, Ref. RB	5.00%	08/01/2026	145	149,800
American Municipal Power, Inc. (Greenup Hydroelectric), Series 2016 A, RB	5.00%	02/15/2041	100	101,493
Cincinnati City School District (Classroom Construction & Improvement), Series 2006, Ref. GO Bonds, (INS - NATL)(c)	5.25%	12/01/2026	65	68,262
Columbus (City of), OH, Series 2015, Ref. RB	5.00%	06/01/2029	100	103,048
Columbus (City of), OH, Series 2015, Ref. RB	5.00%	06/01/2030	25	25,725
Columbus (City of), OH, Series 2015, Ref. RB	5.00%	06/01/2032	1,015	1,044,280
Columbus (City of), OH, Series 2016-1, Ref. GO Bonds	5.00%	07/01/2026	135	139,813
Columbus (City of), OH, Series 2022 A, GO Bonds	5.00%	04/01/2026	505	519,890
Columbus City School District (Construction and Improvement), Series 2016 A, Ref. GO Bonds	5.00%	12/01/2031	100	103,122
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2026 Municipal Bond ETF (BSMQ)—(continued)
November 30, 2024
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Ohio-(continued)
Cuyahoga (County of), OH, Series 2020 D, Ref. RB	5.00%	12/01/2026	$25	$26,025
Hamilton (County of), OH, Series 2016 A, Ref. RB	5.00%	12/01/2026	35	36,553
Hamilton (County of), OH, Series 2016 A, Ref. RB	5.00%	12/01/2029	95	98,987
Hamilton (County of), OH, Series 2016 A, Ref. RB	5.00%	12/01/2030	5	5,196
Hamilton (County of), OH, Series 2016 A, Ref. RB	4.00%	12/01/2031	65	65,934
Miami University, Series 2017, Ref. RB	5.00%	09/01/2041	50	50,978
Ohio (State of), Series 2016 S, GO Bonds	5.00%	05/01/2029	35	36,035
Ohio (State of), Series 2016 S, GO Bonds	5.00%	05/01/2031	70	71,816
Ohio (State of), Series 2017 B, Ref. GO Bonds	5.00%	09/15/2026	90	93,677
Ohio (State of), Series 2017 C, Ref. GO Bonds	5.00%	08/01/2026	30	31,132
Ohio (State of), Series 2018 A, GO Bonds	5.00%	02/01/2031	100	102,306
Ohio (State of), Series 2018 A, GO Bonds	5.00%	06/15/2031	10	10,241
Ohio (State of), Series 2018 A, GO Bonds	5.00%	06/15/2032	35	35,820
Ohio (State of), Series 2018 A, GO Bonds	5.00%	02/01/2033	125	127,723
Ohio (State of), Series 2018 A, GO Bonds	5.00%	06/15/2033	15	15,344
Ohio (State of), Series 2018 A, GO Bonds	5.00%	02/01/2034	30	30,636
Ohio (State of), Series 2018 A, GO Bonds	5.00%	06/15/2034	50	51,108
Ohio (State of), Series 2019-1, RB	5.00%	12/15/2026	25	26,146
Ohio (State of), Series 2020 B, Ref. GO Bonds	5.00%	08/01/2026	10	10,377
Ohio (State of) (Cleveland Clinic Health System Obligated Group), Series 2017, Ref. RB	5.00%	01/01/2026	5	5,119
Ohio (State of) (Garvee), Series 2016 1, RB	5.00%	12/15/2028	70	72,259
Ohio (State of) (Garvee), Series 2016-1, RB	5.00%	12/15/2026	75	77,519
Ohio (State of) (Garvee), Series 2016-1, RB	5.00%	12/15/2027	65	67,167
Ohio (State of) (Garvee), Series 2018-1, RB	5.00%	12/15/2026	20	20,917
Ohio (State of) (Garvee), Series 2018-1, RB	5.00%	12/15/2028	45	46,507
Ohio (State of) (Garvee), Series 2018-1, RB	5.00%	12/15/2029	195	201,204
Ohio (State of) (University Hospitals Health System, Inc.), Series 2016 A, Ref. RB	5.00%	01/15/2041	335	339,059
Ohio (State of) Water Development Authority, Series 2016 A, RB	5.00%	12/01/2032	200	205,799
Ohio (State of) Water Development Authority, Series 2016 A, RB	5.00%	12/01/2033	25	25,706
Ohio (State of) Water Development Authority (Water Pollution Control Loan Fund), Series 2017 A, RB	5.00%	12/01/2026	15	15,695
Ohio (State of) Water Development Authority (Water Pollution Control Loan Fund), Series 2019 A, RB	5.00%	06/01/2026	45	46,485
Ohio (State of) Water Development Authority (Water Pollution Control Loan Fund), Series 2019 A, RB	5.00%	12/01/2026	65	68,013
Ohio State University (The), Series 2020 A, Ref. RB	5.00%	12/01/2026	25	26,144
University of Cincinnati, Series 2016 C, RB	5.00%	06/01/2046	125	127,483
				4,526,543
Oklahoma-0.91%
Canadian (County of), OK Educational Facilities Authority (Mustang Public Schools), Series 2017, RB	5.00%	09/01/2026	50	51,637
Grand River Dam Authority, Series 2016 A, Ref. RB	5.00%	06/01/2026	10	10,305
Grand River Dam Authority, Series 2016 A, Ref. RB	5.00%	06/01/2029	25	26,009
Grand River Dam Authority, Series 2016 A, Ref. RB	5.00%	06/01/2032	45	46,640
Grand River Dam Authority, Series 2016 A, Ref. RB	4.00%	06/01/2033	600	608,139
Oklahoma (State of) Turnpike Authority, Series 2017 A, RB	4.00%	01/01/2033	10	10,078
Oklahoma (State of) Turnpike Authority, Series 2017 A, RB	4.00%	01/01/2034	830	836,324
Oklahoma (State of) Turnpike Authority, Series 2017 A, RB	5.00%	01/01/2037	190	193,697
Oklahoma (State of) Turnpike Authority, Series 2017 A, RB	5.00%	01/01/2042	170	172,492
Oklahoma (State of) Turnpike Authority, Series 2020 A, Ref. RB	5.00%	01/01/2026	30	30,722
Tulsa (County of), OK Industrial Authority (Jenks Public Schools), Series 2015, RB	5.00%	09/01/2026	25	25,381
				2,011,424
Oregon-0.77%
Clackamas County School District No. 12 North Clackamas, Series 2016, Ref. GO Bonds, (CEP - Oregon School Bond Guaranty)	4.00%	06/15/2032	30	30,421
Hillsboro School District No. 1J, Series 2017, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	06/15/2026	80	82,643
Multnomah County School District No. 1, Series 2020, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	06/15/2026	40	41,322
Oregon (State of) (Article XI - Q State), Series 2016 F, Ref. GO Bonds	5.00%	05/01/2028	20	20,619
Oregon (State of) (Article XI-G OHSU), Series 2016 C, GO Bonds	5.00%	08/01/2041	100	102,474
Oregon (State of) (Seismic), Series 2016 F, Ref. GO Bonds	5.00%	05/01/2029	30	30,925
Oregon (State of) Facilities Authority, Series 2016 A, Ref. RB	5.00%	10/01/2035	15	15,241
Oregon (State of) Facilities Authority (Legacy Health), Series 2016 A, Ref. RB	5.00%	06/01/2046	100	101,195
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2026 Municipal Bond ETF (BSMQ)—(continued)
November 30, 2024
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Oregon-(continued)
Oregon (State of) Tri-County Metropolitan Transportation District, Series 2017 A, RB(a)(b)	5.00%	09/01/2026	$1,000	$1,038,976
Oregon Health & Science University, Series 2016 B, Ref. RB	5.00%	07/01/2035	5	5,116
Oregon Health & Science University, Series 2016 B, Ref. RB	5.00%	07/01/2036	160	163,581
Portland Community College District, Series 2018, GO Bonds	5.00%	06/15/2029	25	25,795
University of Oregon, Series 2016 A, RB	5.00%	04/01/2046	60	61,035
				1,719,343
Pennsylvania-4.16%
Allegheny (County of), PA, Series 2016 C-75, Ref. GO Bonds	5.00%	11/01/2026	10	10,415
Allegheny (County of), PA, Series 2016 C-75, Ref. GO Bonds	5.00%	11/01/2028	15	15,600
Allegheny (County of), PA, Series 2016 C-75, Ref. GO Bonds	4.00%	11/01/2032	105	106,605
Allegheny (County of), PA, Series 2016 C-76, GO Bonds	5.00%	11/01/2041	10	10,255
Allegheny (County of), PA Hospital Development Authority (University of Pittsburgh Medical Center), Series 2019, Ref. RB	5.00%	07/15/2026	15	15,482
Allegheny (County of), PA Port Authority, Series 2020, Ref. RB	5.00%	03/01/2026	100	102,412
Chester (County of), PA, Series 2016 A, Ref. GO Bonds	4.00%	07/15/2028	45	45,947
Chester (County of), PA, Series 2016 A, Ref. GO Bonds	4.00%	07/15/2029	15	15,302
Erie (City & County of), PA Water Authority, Series 2016, Ref. RB(a)(b)	5.00%	12/01/2026	65	67,883
Lancaster (County of), PA Hospital Authority (University of Pennsylvania), Series 2016 A, Ref. RB	5.00%	08/15/2042	140	142,964
Lancaster (County of), PA Hospital Authority (University of Pennsylvania), Series 2016, Ref. RB	5.00%	08/15/2026	50	51,851
Lehigh (County of), PA (Lehigh Valley Health Network), Series 2016 A, Ref. RB	4.00%	07/01/2035	600	602,249
Lycoming (County of), PA Authority (Pennsylvania College of Technology), Series 2016 A, Ref. RB	3.00%	10/01/2037	100	90,745
Monroeville Finance Authority, Series 2012, RB	5.00%	02/15/2026	65	66,500
Northampton (County of), PA General Purpose Authority (St. Luke’s University Health Network), Series 2016, Ref. RB	5.00%	08/15/2046	10	10,114
Pennsylvania (Commonwealth of), First Series 2015, GO Bonds	5.00%	03/15/2026	35	35,192
Pennsylvania (Commonwealth of), First Series 2016, GO Bonds	5.00%	02/01/2026	320	327,971
Pennsylvania (Commonwealth of), First Series 2016, GO Bonds	5.00%	02/01/2029	300	306,674
Pennsylvania (Commonwealth of), First Series 2016, GO Bonds	4.00%	02/01/2031	20	20,211
Pennsylvania (Commonwealth of), First Series 2016, GO Bonds	4.00%	02/01/2032	200	202,000
Pennsylvania (Commonwealth of), First Series 2016, GO Bonds	4.00%	02/01/2033	20	20,193
Pennsylvania (Commonwealth of), First Series 2016, GO Bonds, (INS - AGM)(c)	4.00%	02/01/2034	15	15,163
Pennsylvania (Commonwealth of), First Series 2016, Ref. GO Bonds	5.00%	09/15/2026	85	88,246
Pennsylvania (Commonwealth of), First Series 2017, Ref. GO Bonds	5.00%	01/01/2026	130	132,990
Pennsylvania (Commonwealth of), First Series 2020, GO Bonds	5.00%	05/01/2026	30	30,883
Pennsylvania (Commonwealth of), First Series 2021, GO Bonds	5.00%	05/15/2026	1,000	1,030,330
Pennsylvania (Commonwealth of), Second Series 2015 D, GO Bonds	3.25%	08/15/2026	515	516,278
Pennsylvania (Commonwealth of), Second Series 2016, GO Bonds	5.00%	09/15/2028	300	310,658
Pennsylvania (Commonwealth of), Second Series 2016, GO Bonds	4.00%	09/15/2030	65	66,070
Pennsylvania (Commonwealth of), Second Series 2016, GO Bonds	4.00%	09/15/2031	30	30,468
Pennsylvania (Commonwealth of), Second Series 2016, GO Bonds	4.00%	09/15/2032	660	669,892
Pennsylvania (Commonwealth of), Second Series 2016, GO Bonds	4.00%	09/15/2034	260	263,666
Pennsylvania (Commonwealth of), Series 2019, Ref. GO Bonds	5.00%	07/15/2026	5	5,171
Pennsylvania (Commonwealth of), Series 2022, GO Bonds	5.00%	10/01/2026	100	103,926
Pennsylvania (Commonwealth of) Higher Educational Facilities Authority (Drexel University), Series 2016, Ref. RB	5.00%	05/01/2034	10	10,124
Pennsylvania (Commonwealth of) Higher Educational Facilities Authority (Trustees University of Pennsylvania), Series 2016 A, Ref. RB	4.00%	08/15/2031	500	506,019
Pennsylvania (Commonwealth of) Higher Educational Facilities Authority (University of Pennsylvania Health System), Series 2016 A, Ref. RB	4.00%	08/15/2029	20	20,300
Pennsylvania (Commonwealth of) Public School Building Authority (Philadelphia School District), Series 2016 A, Ref. RB, (INS - AGM)(c)	5.00%	06/01/2030	5	5,173
Pennsylvania (Commonwealth of) Public School Building Authority (Philadelphia School District), Series 2016 A, Ref. RB, (INS - AGM)(c)	5.00%	06/01/2031	15	15,508
Pennsylvania (Commonwealth of) Turnpike Commission, Second Series 2016 B, Ref. RB	5.00%	06/01/2028	5	5,151
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2016 A, Ref. RB	5.00%	12/01/2026	145	151,202
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2016 A, Ref. RB	5.00%	12/01/2028	35	36,490
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2016 A, Ref. RB	5.00%	12/01/2029	25	26,064
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2016 A, Ref. RB	5.00%	12/01/2030	175	180,559
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2016 A, Ref. RB	5.00%	12/01/2032	230	239,416
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2016 A, Ref. RB	4.00%	12/01/2034	35	35,475
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2026 Municipal Bond ETF (BSMQ)—(continued)
November 30, 2024
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Pennsylvania-(continued)
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2016 A-1, RB	5.00%	12/01/2034	$60	$61,795
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2016 A-1, RB	5.00%	12/01/2035	235	241,878
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2016 A-1, RB	5.00%	12/01/2036	270	277,674
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2016 A-1, RB	5.00%	12/01/2041	525	536,736
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2016 A-1, RB	5.00%	12/01/2046	60	61,191
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2016 B, Ref. RB	5.00%	06/01/2029	40	41,202
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2016 B, Ref. RB	4.00%	06/01/2033	165	166,812
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2016, Ref. RB	5.00%	06/01/2026	40	40,766
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2016, Ref. RB	5.00%	12/01/2030	100	104,022
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2017 A, RB, (INS - AGM)(c)	4.00%	12/01/2037	390	393,734
Pennsylvania State University (The), Series 2016 A, RB	5.00%	09/01/2041	300	307,450
Philadelphia (City of), PA, Fourteenth Series 2016, Ref. RB	5.00%	10/01/2032	35	36,124
Philadelphia (City of), PA, Series 2017 A, Ref. GO Bonds	5.00%	08/01/2026	5	5,175
Philadelphia (City of), PA, Series 2019 A, Ref. GO Bonds	5.00%	08/01/2026	145	150,088
Pittsburgh (City of), PA Water & Sewer Authority, Series 2017 A, Ref. RB, (INS - AGM)(c)	5.00%	09/01/2026	45	46,621
				9,233,055
Rhode Island-0.16%
Rhode Island (State of), Series 2015 A, Ref. GO Bonds	5.00%	08/01/2026	20	20,294
Rhode Island (State of) Turnpike & Bridge Authority, Series 2016 A, Ref. RB	5.00%	10/01/2040	40	40,648
Rhode Island Commerce Corp. (Garvee), Series 2016 B, RB	5.00%	06/15/2026	50	51,507
Rhode Island Commerce Corp. (Garvee), Series 2016 B, RB	5.00%	06/15/2030	110	113,215
Rhode Island Commerce Corp. (Garvee), Series 2016 B, RB	5.00%	06/15/2031	95	97,647
Rhode Island Health & Educational Building Corp. (Providence College), Series 2017, RB	5.00%	11/01/2047	25	25,446
				348,757
South Carolina-0.62%
Charleston Educational Excellence Finance Corp. (Charleston County School), Series 2023, Ref. RB	5.00%	12/01/2026	65	67,871
Greenville County School District, Series 2023, Ref. RB	5.00%	12/01/2026	95	99,252
Lexington County Health Services District, Inc. (Lexington Medical Center), Series 2016, RB	5.00%	11/01/2041	265	268,411
South Carolina (State of) Jobs-Economic Development Authority (Carealliance Health Services), Series 2016 A, RB	5.25%	08/15/2046	85	86,048
South Carolina (State of) Public Service Authority, Series 2016 A, Ref. RB	5.00%	12/01/2029	225	231,097
South Carolina (State of) Public Service Authority, Series 2016 A, Ref. RB	5.00%	12/01/2031	150	153,892
South Carolina (State of) Public Service Authority, Series 2016 A, Ref. RB	5.00%	12/01/2032	145	148,666
South Carolina (State of) Public Service Authority, Series 2016 A, Ref. RB	5.00%	12/01/2037	35	35,765
South Carolina (State of) Public Service Authority, Series 2016 B, Ref. RB	5.00%	12/01/2035	20	20,618
South Carolina (State of) Public Service Authority, Series 2016 B, Ref. RB	4.00%	12/01/2056	20	19,029
South Carolina (State of) Public Service Authority, Series 2016 B, Ref. RB	5.00%	12/01/2056	55	55,698
South Carolina (State of) Transportation Infrastructure Bank, Series 2021 B, Ref. RB	5.00%	10/01/2026	185	192,734
				1,379,081
Tennessee-1.07%
Clarksville (City of), TN, Series 2016, Ref. RB(a)(b)	5.00%	02/01/2026	45	46,043
Memphis (City of), TN, Series 2015 A, Ref. GO Bonds	5.00%	04/01/2026	445	447,853
Nashville (City of) & Davidson (County of), TN Metropolitan Government, Series 2015 C, GO Bonds	5.00%	07/01/2026	100	101,152
Nashville (City of) & Davidson (County of), TN Metropolitan Government, Series 2016, Ref. GO Bonds	5.00%	01/01/2026	50	51,204
Nashville (City of) & Davidson (County of), TN Metropolitan Government, Series 2016, Ref. GO Bonds(a)(b)	5.00%	07/01/2026	100	103,408
Nashville (City of) & Davidson (County of), TN Metropolitan Government, Series 2016, Ref. GO Bonds(a)(b)	5.00%	07/01/2026	10	10,341
Nashville (City of) & Davidson (County of), TN Metropolitan Government, Series 2016, Ref. GO Bonds	4.00%	01/01/2030	30	30,373
Nashville (City of) & Davidson (County of), TN Metropolitan Government, Series 2016, Ref. GO Bonds	4.00%	01/01/2031	20	20,224
Nashville (City of) & Davidson (County of), TN Metropolitan Government, Series 2016, Ref. GO Bonds	4.00%	01/01/2032	30	30,290
Nashville (City of) & Davidson (County of), TN Metropolitan Government, Series 2017, GO Bonds	4.75%	07/01/2026	20	20,652
Nashville (City of) & Davidson (County of), TN Metropolitan Government, Series 2018, GO Bonds	5.00%	07/01/2026	175	181,378
Nashville (City of) & Davidson (County of), TN Metropolitan Government Health & Educational Facilities Board (The) (Lipscomb University), Series 2016 A, Ref. RB	5.00%	10/01/2041	15	15,191
Nashville (City of) & Davidson (County of), TN Metropolitan Government Health & Educational Facilities Board (The) (Lipscomb University), Series 2016 A, Ref. RB	5.00%	10/01/2045	25	25,281
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2026 Municipal Bond ETF (BSMQ)—(continued)
November 30, 2024
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Tennessee-(continued)
Nashville (City of) & Davidson (County of), TN Metropolitan Government Health & Educational Facilities Board (The) (Vanderbilt University Medical Center), Series 2016 A, RB	5.00%	07/01/2029	$90	$92,433
Nashville (City of) & Davidson (County of), TN Metropolitan Government Health & Educational Facilities Board (The) (Vanderbilt University Medical Center), Series 2016 A, RB	5.00%	07/01/2030	15	15,408
Nashville (City of) & Davidson (County of), TN Metropolitan Government Health & Educational Facilities Board (The) (Vanderbilt University Medical Center), Series 2016 A, RB	5.00%	07/01/2031	25	25,647
Nashville (City of) & Davidson (County of), TN Metropolitan Government Health & Educational Facilities Board (The) (Vanderbilt University Medical Center), Series 2016 A, RB	5.00%	07/01/2035	100	102,200
Nashville (City of) & Davidson (County of), TN Metropolitan Government Health & Educational Facilities Board (The) (Vanderbilt University Medical Center), Series 2016 A, RB	5.00%	07/01/2040	200	203,716
Nashville (City of) & Davidson (County of), TN Metropolitan Government Health & Educational Facilities Board (The) (Vanderbilt University Medical Center), Series 2016 A, RB	5.00%	07/01/2046	535	542,105
Tennessee (State of), Series 2016 B, Ref. GO Bonds	5.00%	08/01/2028	45	46,747
Tennessee (State of), Series 2016 B, Ref. GO Bonds	5.00%	08/01/2030	100	103,809
Tennessee (State of) School Bond Authority, Series 2017 B, Ref. RB, (CEP - Colorado Higher Education Intercept Program)	5.00%	11/01/2026	55	57,355
Tennessee Energy Acquisition Corp., Series 2006 A, RB	5.25%	09/01/2026	30	30,595
Tennessee Energy Acquisition Corp., Series 2006 B, RB	5.63%	09/01/2026	75	77,495
				2,380,900
Texas-9.01%
Aledo Independent School District, Series 2016, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2040	500	502,161
Allen Independent School District, Series 2017, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2042	520	527,163
Austin (City of), TX, Series 2016, Ref. RB	5.00%	11/15/2029	5	5,198
Austin (City of), TX, Series 2016, Ref. RB	5.00%	11/15/2032	45	46,734
Austin (City of), TX, Series 2016, Ref. RB	5.00%	11/15/2045	150	153,299
Austin (City of), TX, Series 2017 A, RB	5.00%	11/15/2041	40	40,770
Austin (City of), TX, Series 2021, Ref. RB	5.00%	11/15/2026	65	67,760
Austin (City of), TX, Series 2024, Ref. RB	5.00%	11/15/2026	65	67,861
Bexar (County of), TX, Series 2017, Ref. GO Bonds(a)(b)	5.00%	06/15/2026	60	61,838
Bexar (County of), TX, Series 2017, Ref. GO Bonds(a)(b)	5.00%	06/15/2026	220	226,739
Bexar (County of), TX, Series 2017, Ref. GO Bonds	5.00%	06/15/2028	500	516,130
Board of Regents of the University of Texas System, Series 2014 B, Ref. RB	5.00%	08/15/2026	115	119,277
Board of Regents of the University of Texas System, Series 2016 D, RB	5.00%	08/15/2026	445	461,552
Board of Regents of the University of Texas System, Series 2016 J, RB	5.00%	08/15/2026	405	420,064
Board of Regents of the University of Texas System, Series 2016 J, RB	5.00%	08/15/2028	125	129,344
Board of Regents of the University of Texas System (Green Bonds), Series 2016 B, RB	5.00%	08/15/2026	90	93,348
Cypress-Fairbanks Independent School District, Series 2016, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2026	100	102,618
Cypress-Fairbanks Independent School District, Series 2016, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2028	175	179,342
Cypress-Fairbanks Independent School District, Series 2023 A, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2026	5	5,131
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport), Series 2020 A, Ref. RB	5.00%	11/01/2026	40	41,690
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport), Series 2020, Ref. RB	5.00%	11/01/2026	45	46,901
Dallas (City of), TX, Series 2015 A, Ref. RB	5.00%	10/01/2026	160	162,668
Dallas (City of), TX, Series 2016 A, Ref. RB	5.00%	10/01/2035	60	61,451
Dallas (City of), TX, Series 2016 A, Ref. RB	4.00%	10/01/2041	25	25,032
Dallas (City of), TX, Series 2017, Ref. GO Bonds	5.00%	02/15/2026	500	512,672
Dallas (City of), TX, Series 2023 A, Ref. GO Bonds	5.00%	02/15/2026	210	215,322
Dallas (City of), TX Area Rapid Transit, Series 2016 B, Ref. RB	5.00%	12/01/2032	45	46,693
Dallas (City of), TX Area Rapid Transit, Series 2016 B, Ref. RB	4.00%	12/01/2036	100	100,968
Dallas (City of), TX Area Rapid Transit, Series 2019, Ref. RB	5.00%	12/01/2026	105	109,117
Dallas (County of), TX Utility & Reclamation District, Series 2016, Ref. GO Bonds	5.00%	02/15/2026	30	30,685
Denton (City of), TX, Series 2017, RB	5.00%	12/01/2035	165	169,264
Eagle Mountain & Saginaw Independent School District, Series 2016, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	08/15/2033	25	25,204
El Paso (City of), TX, Series 2016, GO Bonds	5.00%	08/15/2042	100	101,423
El Paso (City of), TX, Series 2016, Ref. GO Bonds	4.00%	08/15/2032	160	161,857
El Paso Independent School District, Series 2017, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/15/2036	5	5,143
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2026 Municipal Bond ETF (BSMQ)—(continued)
November 30, 2024
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas-(continued)
El Paso Independent School District, Series 2017, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/15/2037	$150	$154,179
Fort Bend Independent School District, Series 2017 E, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2026	75	76,892
Garland Independent School District, Series 2023 A, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2026	5	5,130
Harris (County of), TX, Series 2016 A, Ref. RB	5.00%	08/15/2026	15	15,568
Harris (County of), TX, Series 2016 A, Ref. RB	5.00%	08/15/2030	45	46,468
Harris (County of), TX, Series 2016 A, Ref. RB	5.00%	08/15/2031	150	154,718
Harris (County of), TX, Series 2016 A, Ref. RB	5.00%	08/15/2034	55	56,619
Harris (County of), TX, Series 2016 A, Ref. RB	5.00%	08/15/2035	25	25,711
Harris (County of), TX, Series 2016 A, Ref. RB	5.00%	08/15/2036	95	97,590
Harris (County of), TX Metropolitan Transit Authority, Series 2016 A, Ref. RB	5.00%	11/01/2026	5	5,209
Harris (County of), TX Metropolitan Transit Authority, Series 2016 A, Ref. RB	5.00%	11/01/2028	40	41,608
Harris (County of), TX Metropolitan Transit Authority, Series 2016 A, Ref. RB	5.00%	11/01/2029	75	77,943
Harris (County of), TX Toll Road Authority (The), Series 2022 A, Ref. RB	5.00%	08/15/2026	125	129,671
Harris County Cultural Education Facilities Finance Corp. (Memorial Hermann Health System), Series 2016, RB	4.00%	07/01/2037	500	503,127
Harris County Cultural Education Facilities Finance Corp. (Memorial Hermann Health System), Series 2016, RB	5.00%	07/01/2039	10	10,200
Harris County Cultural Education Facilities Finance Corp. (Memorial Hermann Health System), Series 2019, Ref. RB	5.00%	12/01/2026	35	36,414
Houston (City of), TX, Series 2016 A, Ref. GO Bonds	5.00%	03/01/2028	20	20,465
Houston (City of), TX, Series 2016 B, Ref. RB	5.00%	11/15/2026	15	15,660
Houston (City of), TX, Series 2016 B, Ref. RB	5.00%	11/15/2028	65	67,319
Houston (City of), TX, Series 2016 B, Ref. RB	4.00%	11/15/2031	300	303,327
Houston (City of), TX, Series 2016 B, Ref. RB	4.00%	11/15/2037	5	5,020
Houston (City of), TX, Series 2017 A, Ref. GO Bonds	5.00%	03/01/2026	200	205,345
Houston (City of), TX, Series 2017 B, Ref. RB	5.00%	11/15/2026	90	93,962
Houston (City of), TX, Series 2018 B, Ref. RB	5.00%	07/01/2026	60	61,969
Houston (City of), TX, Series 2021 A, GO Bonds	5.00%	03/01/2026	15	15,401
Houston Independent School District, Series 2016 A, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2028	20	20,470
Houston Independent School District, Series 2016 A, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2029	145	148,373
Houston Independent School District, Series 2016 A, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2030	190	194,374
Houston Independent School District, Series 2016 A, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2031	1,230	1,257,730
Houston Independent School District, Series 2016 A, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2033	55	55,364
Houston Independent School District, Series 2017, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2026	110	112,906
Humble Independent School District, Series 2015 A, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2026	25	25,040
Lone Star College System, Series 2016, Ref. GO Bonds	4.00%	02/15/2032	45	45,356
Lone Star College System, Series 2016, Ref. GO Bonds	5.00%	02/15/2033	25	25,558
Lower Colorado River Authority (LCRA Transmission Services Corp.), Series 2021, Ref. RB	5.00%	05/15/2026	150	154,398
Medina Valley Independent School District, Series 2016, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2041	75	75,191
Montgomery (County of), TX, Series 2016, Ref. GO Bonds	5.00%	03/01/2028	35	35,903
New Hope Cultural Education Facilities Finance Corp. (Cardinal Bay, Inc.), Series 2016, RB(d)	5.00%	07/01/2046	100	80,644
North East Independent School District, Series 2007, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.25%	02/01/2026	30	30,829
North East Texas Regional Mobility Authority, Series 2016, RB	5.00%	01/01/2036	40	40,600
North Harris (County of), TX Regional Water Authority, Series 2016, Ref. RB	4.00%	12/15/2035	180	182,251
North Texas Tollway Authority, Series 2016 A, Ref. RB	5.00%	01/01/2028	150	153,031
North Texas Tollway Authority, Series 2016 A, Ref. RB	5.00%	01/01/2030	100	101,939
North Texas Tollway Authority, Series 2016 A, Ref. RB	5.00%	01/01/2031	1,105	1,126,082
North Texas Tollway Authority, Series 2016 A, Ref. RB	5.00%	01/01/2032	10	10,191
North Texas Tollway Authority, Series 2016 A, Ref. RB	5.00%	01/01/2036	625	636,234
North Texas Tollway Authority, Series 2016 A, Ref. RB	5.00%	01/01/2039	20	20,310
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2026 Municipal Bond ETF (BSMQ)—(continued)
November 30, 2024
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas-(continued)
North Texas Tollway Authority, Series 2017 A, Ref. RB	5.00%	01/01/2029	$20	$20,394
North Texas Tollway Authority, Series 2017 A, Ref. RB	5.00%	01/01/2031	115	117,194
North Texas Tollway Authority, Series 2017 B, Ref. RB	5.00%	01/01/2028	15	15,263
North Texas Tollway Authority, Series 2017 B, Ref. RB	5.00%	01/01/2030	45	45,771
North Texas Tollway Authority, Series 2017 B, Ref. RB	5.00%	01/01/2031	120	122,081
North Texas Tollway Authority, Series 2022 B, Ref. RB	5.00%	01/01/2026	45	45,991
Pearland (City of), TX, Series 2021 B, Ctfs. of Obligations	5.00%	03/01/2030	630	644,596
Pecos Barstow Toyah Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2039	310	315,002
Pecos Barstow Toyah Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2042	1,000	1,013,893
Permanent University Fund - University of Texas System, Series 2007 B, Ref. RB	5.25%	07/01/2026	35	36,388
Plano Independent School District, Series 2016 A, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2029	85	86,977
San Antonio (City of), TX, Series 2015, RB	4.00%	02/01/2033	55	55,368
San Antonio (City of), TX, Series 2015, RB	4.00%	02/01/2035	70	70,406
San Antonio (City of), TX, Series 2015, Ref. RB	5.00%	02/01/2026	70	71,719
San Antonio (City of), TX, Series 2016, Ref. RB	5.00%	02/01/2026	210	215,158
San Antonio (City of), TX, Series 2016, Ref. RB	4.00%	02/01/2028	40	40,630
San Antonio (City of), TX, Series 2016, Ref. RB	5.00%	02/01/2029	160	165,329
San Antonio (City of), TX, Series 2016, Ref. RB	5.00%	02/01/2030	20	20,656
San Antonio (City of), TX, Series 2016, Ref. RB	4.00%	02/01/2032	140	141,512
San Antonio (City of), TX, Series 2016, Ref. RB	5.00%	02/01/2032	50	51,601
San Antonio (City of), TX, Series 2018 A, RB	5.00%	02/01/2026	30	30,737
San Antonio (City of), TX, Series 2019, Ref. RB	4.00%	02/01/2026	130	131,716
San Antonio (City of), TX Water System, Series 2016 A, Ref. RB	5.00%	05/15/2031	185	190,221
San Antonio (City of), TX Water System, Series 2016 A, Ref. RB	5.00%	05/15/2032	20	20,560
San Antonio (City of), TX Water System, Series 2016 C, Ref. RB	5.00%	05/15/2033	15	15,556
San Antonio (City of), TX Water System, Series 2016 C, Ref. RB	5.00%	05/15/2034	20	20,724
San Antonio (City of), TX Water System, Series 2016 C, Ref. RB	5.00%	05/15/2036	200	206,805
Tarrant County Cultural Education Facilities Finance Corp. (Baylor Scott & White Health), Series 2016 A, Ref. RB	5.00%	11/15/2029	135	138,573
Tarrant County Cultural Education Facilities Finance Corp. (Baylor Scott & White Health), Series 2016 A, Ref. RB	4.00%	11/15/2035	125	125,834
Tarrant County Cultural Education Facilities Finance Corp. (Baylor Scott & White Health), Series 2016, Ref. RB	5.00%	11/15/2028	35	36,042
Tarrant County Cultural Education Facilities Finance Corp. (Baylor Scott & White Health), Series 2016, Ref. RB	4.00%	11/15/2034	175	176,300
Tarrant County Cultural Education Facilities Finance Corp. (Baylor Scott & White Health), Series 2016, Ref. RB	5.00%	11/15/2037	20	20,354
Tarrant County Cultural Education Facilities Finance Corp. (Texas Health Resources System), Series 2016 A, Ref. RB	5.00%	02/15/2041	275	280,596
Tarrant County Cultural Education Facilities Finance Corp. (Texas Health Resources System), Series 2016, Ref. RB	5.00%	02/15/2034	70	72,226
Texas (State of), Series 2016 A, GO Bonds	5.00%	04/01/2026	270	277,961
Texas (State of), Series 2016 A, GO Bonds	5.00%	04/01/2038	250	255,043
Texas (State of), Series 2016, GO Bonds	5.00%	04/01/2029	20	20,538
Texas (State of), Series 2016, GO Bonds	5.00%	04/01/2029	10	10,269
Texas (State of), Series 2016, GO Bonds	5.00%	04/01/2030	260	266,748
Texas (State of), Series 2016, GO Bonds	5.00%	04/01/2031	140	143,486
Texas (State of), Series 2016, GO Bonds	5.00%	04/01/2032	5	5,121
Texas (State of), Series 2016, GO Bonds	5.00%	04/01/2033	20	20,472
Texas (State of), Series 2016, GO Bonds	5.00%	04/01/2033	5	5,118
Texas (State of), Series 2016, GO Bonds	5.00%	04/01/2037	30	30,625
Texas (State of), Series 2016, GO Bonds	5.00%	04/01/2043	5	5,083
Texas (State of), Series 2016, Ref. GO Bonds	5.00%	10/01/2026	5	5,210
Texas (State of), Series 2018 A, Ref. GO Bonds	5.00%	10/01/2026	10	10,420
Texas (State of) Transportation Commission, Series 2024, Ref. GO Bonds	5.00%	04/01/2026	10	10,282
Texas (State of) Transportation Commission State Highway Fund, Series 2016 A, RB	5.00%	10/01/2026	85	88,460
Texas (State of) Water Development Board, Series 2016, RB	4.00%	10/15/2030	40	40,691
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2026 Municipal Bond ETF (BSMQ)—(continued)
November 30, 2024
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas-(continued)
Texas (State of) Water Development Board, Series 2016, RB	4.00%	10/15/2032	$20	$20,275
Texas (State of) Water Development Board, Series 2016, RB	4.00%	10/15/2033	5	5,063
Texas (State of) Water Development Board, Series 2016, RB	4.00%	10/15/2035	420	424,372
Texas (State of) Water Development Board, Series 2017 A, RB	5.00%	04/15/2026	60	61,761
Texas (State of) Water Development Board, Series 2018 B, RB	5.00%	10/15/2026	40	41,661
Texas (State of) Water Development Board, Series 2021, RB	5.00%	08/01/2026	50	51,837
Texas A&M University, Series 2016 C, Ref. RB	4.00%	05/15/2028	100	101,456
Texas A&M University, Series 2016 C, Ref. RB	4.00%	05/15/2029	35	35,481
Trinity River Authority, Series 2016, Ref. RB	5.00%	08/01/2026	500	518,453
University of Houston, Series 2017 A, Ref. RB	5.00%	02/15/2030	75	76,695
University of Houston, Series 2017 A, Ref. RB	5.00%	02/15/2035	5	5,097
University of Houston, Series 2017 A, Ref. RB	5.00%	02/15/2036	395	402,469
Williamson (County of), TX, Series 2021, GO Notes	4.00%	02/15/2026	10	10,147
				20,013,175
Utah-0.30%
Intermountain Power Agency, Series 2023 A, RB	5.00%	07/01/2026	225	232,315
University of Utah (The), Series 2022 B, RB	5.00%	08/01/2026	65	67,453
Utah (County of), UT (IHC Health Services, Inc.), Series 2016 B, RB	3.00%	05/15/2047	95	80,093
Utah (State of), Series 2018, GO Bonds	5.00%	07/01/2026	160	165,705
Utah (State of), Series 2020 B, GO Bonds	5.00%	07/01/2026	10	10,356
Utah (State of) Transit Authority, Series 2016, Ref. RB	4.00%	12/15/2030	75	76,076
Utah (State of) Transit Authority, Series 2016, Ref. RB	4.00%	12/15/2031	10	10,126
Utah Municipal Power Agency, Series 2016 B, RB	5.00%	07/01/2038	25	25,638
				667,762
Vermont-0.07%
Vermont (State of) Educational & Health Buildings Financing Agency (University of Vermont Medical Center), Series 2016 A, Ref. RB	5.00%	12/01/2034	5	5,087
Vermont (State of) Educational & Health Buildings Financing Agency (University of Vermont Medical Center), Series 2016 A, Ref. RB	5.00%	12/01/2035	75	76,225
Vermont (State of) Educational & Health Buildings Financing Agency (University of Vermont Medical Center), Series 2016 A, Ref. RB	5.00%	12/01/2036	80	81,264
				162,576
Virginia-1.48%
Chesapeake Bay Bridge & Tunnel District, Series 2016, RB	5.00%	07/01/2046	255	257,707
Chesapeake Bay Bridge & Tunnel District, Series 2016, RB, (INS - AGM)(c)	5.00%	07/01/2041	80	81,624
Fairfax (County of), VA, Series 2016 A, Ref. GO Bonds(a)(b)	5.00%	04/01/2026	100	102,882
Fairfax (County of), VA, Series 2016 A, Ref. GO Bonds	4.00%	10/01/2027	95	96,633
Fairfax (County of), VA, Series 2016 A, Ref. GO Bonds	4.00%	10/01/2028	40	40,664
Fairfax (County of), VA Industrial Development Authority (Inova Health System), Series 2016 A, Ref. RB	5.00%	05/15/2030	120	123,505
Fairfax (County of), VA Industrial Development Authority (Inova Health System), Series 2016 A, Ref. RB	5.00%	05/15/2031	90	92,540
Hampton Roads Sanitation District, Series 2016 A, Ref. RB(a)(b)	5.00%	08/01/2026	100	103,608
Hampton Roads Sanitation District, Series 2016 A, Ref. RB(a)(b)	5.00%	08/01/2026	30	31,082
Hampton Roads Sanitation District, Series 2016 A, Ref. RB(a)(b)	5.00%	08/01/2026	415	429,973
Hampton Roads Sanitation District, Series 2016 A, Ref. RB(a)(b)	5.00%	08/01/2026	40	41,443
Hampton Roads Sanitation District, Series 2016 A, Ref. RB(a)(b)	5.00%	08/01/2026	10	10,361
Norfolk (City of), VA, Series 2016 B, Ref. GO Bonds	4.00%	10/01/2028	75	76,755
Richmond (City of), VA, Series 2016, Ref. RB	5.00%	01/15/2026	20	20,498
Richmond (City of), VA, Series 2016, Ref. RB(a)(b)	5.00%	01/15/2026	20	20,476
Richmond (City of), VA, Series 2016, Ref. RB(a)(b)	5.00%	01/15/2026	40	40,952
Richmond (City of), VA, Series 2016, Ref. RB(a)(b)	5.00%	01/15/2026	135	138,214
Richmond (City of), VA, Series 2016, Ref. RB	4.00%	01/15/2037	150	150,807
Virginia (Commonwealth of), Series 2015 B, Ref. GO Bonds	5.00%	06/01/2026	25	25,266
Virginia (Commonwealth of) College Building Authority, Series 2016 A, Ref. RB, (CEP - Colorado Higher Education Intercept Program)	5.00%	09/01/2028	85	88,165
Virginia (Commonwealth of) College Building Authority, Series 2016 A, Ref. RB, (CEP - Colorado Higher Education Intercept Program)	5.00%	09/01/2029	65	67,387
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2026 Municipal Bond ETF (BSMQ)—(continued)
November 30, 2024
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Virginia-(continued)
Virginia (Commonwealth of) College Building Authority, Series 2019 A, RB	5.00%	02/01/2026	$500	$512,744
Virginia (Commonwealth of) College Building Authority (21st Century College and Equipment Programs), Series 2017, RB	5.00%	02/01/2026	70	71,784
Virginia (Commonwealth of) College Building Authority (21st Century College and Equipment Programs), Series 2019 C, Ref. RB	5.00%	02/01/2026	35	35,892
Virginia (Commonwealth of) College Building Authority (21st Century College and Equipment Programs), Series 2022 A, RB	5.00%	02/01/2026	25	25,637
Virginia (Commonwealth of) Public Building Authority, Series 2016 B, Ref. RB	5.00%	08/01/2026	15	15,569
Virginia (Commonwealth of) Public Building Authority, Series 2020 B, Ref. RB	5.00%	08/01/2026	30	31,137
Virginia (Commonwealth of) Transportation Board, Series 2016, RB	5.00%	09/15/2030	230	237,927
Virginia (Commonwealth of) Transportation Board, Series 2017 A, Ref. RB	5.00%	05/15/2026	80	82,600
Virginia (Commonwealth of) Transportation Board (Garvee), Series 2017, Ref. RB	5.00%	03/15/2026	225	231,392
				3,285,224
Washington-3.65%
Central Puget Sound Regional Transit Authority (Green Bonds), Series 2016 S-1, RB	5.00%	11/01/2035	145	149,705
Central Puget Sound Regional Transit Authority (Green Bonds), Series 2021 S-1, Ref. RB	5.00%	11/01/2026	110	114,753
Energy Northwest (Bonneville Power Administration), Series 2016 A, Ref. RB	5.00%	07/01/2026	20	20,704
Energy Northwest (Bonneville Power Administration), Series 2016 A, Ref. RB	5.00%	07/01/2028	185	190,899
Energy Northwest (No. 1), Series 2017 A, Ref. RB	5.00%	07/01/2026	345	357,138
Energy Northwest (No. 1), Series 2021 A, Ref. RB	5.00%	07/01/2026	65	67,287
Energy Northwest (No. 1), Series 2022 A, Ref. RB	5.00%	07/01/2026	295	305,379
Grant (County of), WA Public Utility District No. 2, Series 2023 U, Ref. RB	4.00%	01/01/2026	110	111,160
King & Snohomish Counties School District No. 417 Northshore, Series 2024, Ref. GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	12/01/2026	160	167,416
King (County of), WA, Series 2016 A, Ref. RB	4.00%	07/01/2035	600	603,964
King (County of), WA, Series 2016 B, Ref. RB	5.00%	07/01/2028	100	103,518
King (County of), WA, Series 2016 B, Ref. RB	5.00%	07/01/2029	40	41,357
King (County of), WA, Series 2016 B, Ref. RB	4.00%	07/01/2030	50	50,746
King County School District No. 401 Highline, Series 2015, Ref. GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	12/01/2026	40	40,803
King County School District No. 401 Highline, Series 2017, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	12/01/2028	95	99,119
King County School District No. 401 Highline, Series 2017, GO Bonds, (CEP - Oregon School Bond Guaranty)	4.00%	12/01/2029	25	25,421
King County School District No. 401 Highline, Series 2017, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	12/01/2030	20	20,800
King County School District No. 401 Highline, Series 2017, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	12/01/2031	75	77,911
King County School District No. 401 Highline, Series 2017, GO Bonds, (CEP - Oregon School Bond Guaranty)	4.00%	12/01/2035	45	45,529
King County School District No. 405 Bellevue, Series 2016, Ref. GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	12/01/2026	45	47,041
King County School District No. 405 Bellevue, Series 2016, Ref. GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	12/01/2028	40	41,782
King County School District No. 405 Bellevue, Series 2016, Ref. GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	12/01/2029	15	15,656
King County School District No. 405 Bellevue, Series 2016, Ref. GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	12/01/2030	380	395,874
King County School District No. 411 Issaquah, Series 2016, GO Bonds, (CEP - Oregon School Bond Guaranty)	4.00%	12/01/2031	65	65,601
King County School District No. 411 Issaquah, Series 2016, GO Bonds, (CEP - Oregon School Bond Guaranty)	4.00%	12/01/2032	20	20,169
King County School District No. 411 Issaquah, Series 2017, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	12/01/2032	690	716,235
King County School District No. 411 Issaquah, Series 2022, Ref. GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	12/01/2026	85	88,940
North Thurston Public Schools, Series 2017, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	12/01/2026	45	47,050
Seattle (City of), WA, Series 2015 A, Ref. GO Bonds	5.00%	06/01/2026	20	20,196
Seattle (City of), WA, Series 2019 B, Ref. RB	5.00%	02/01/2026	70	71,784
Seattle (Port of), WA, Series 2016, Ref. RB	5.00%	02/01/2028	10	10,217
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2026 Municipal Bond ETF (BSMQ)—(continued)
November 30, 2024
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Washington-(continued)
Seattle (Port of), WA, Series 2016, Ref. RB	5.00%	02/01/2029	$15	$15,327
Seattle (Port of), WA, Series 2016, Ref. RB	5.00%	02/01/2030	35	35,763
Seattle (Port of), WA, Series 2022 A, Ref. RB	5.00%	08/01/2026	30	31,097
University of Washington, Series 2016 A, Ref. RB	5.25%	12/01/2046	200	205,660
Washington (State of), Series 2016 A, GO Bonds	5.00%	08/01/2031	160	164,814
Washington (State of), Series 2016 B, Ref. GO Bonds	5.00%	07/01/2026	250	255,326
Washington (State of), Series 2016 B, Ref. GO Bonds	5.00%	08/01/2028	25	25,839
Washington (State of), Series 2016 B, Ref. GO Bonds	5.00%	07/01/2029	40	40,868
Washington (State of), Series 2016 B, Ref. GO Bonds	5.00%	08/01/2029	10	10,314
Washington (State of), Series 2016 B, Ref. GO Bonds	5.00%	07/01/2030	270	275,538
Washington (State of), Series 2016 B, Ref. GO Bonds	5.00%	08/01/2030	40	41,243
Washington (State of), Series 2016 B, Ref. GO Bonds	5.00%	07/01/2031	55	56,057
Washington (State of), Series 2016 B, Ref. GO Bonds	5.00%	08/01/2031	135	139,062
Washington (State of), Series 2016 B, Ref. GO Bonds	5.00%	07/01/2032	100	101,880
Washington (State of), Series 2016 B, Ref. GO Bonds	5.00%	08/01/2032	85	87,488
Washington (State of), Series 2016 B, Ref. GO Bonds	5.00%	07/01/2033	5	5,091
Washington (State of), Series 2016 B, Ref. GO Bonds	5.00%	08/01/2033	5	5,142
Washington (State of), Series 2016 C, GO Bonds	5.00%	02/01/2035	25	25,480
Washington (State of), Series 2016 C, GO Bonds	5.00%	02/01/2037	130	132,363
Washington (State of), Series 2016 R, Ref. GO Bonds	5.00%	07/01/2032	75	76,450
Washington (State of), Series 2017 A, GO Bonds	5.00%	08/01/2028	10	10,335
Washington (State of), Series 2017 A, GO Bonds	5.00%	08/01/2032	5	5,146
Washington (State of), Series 2017 A, GO Bonds	5.00%	08/01/2033	25	25,711
Washington (State of), Series 2017 A, GO Bonds	5.00%	08/01/2034	55	56,510
Washington (State of), Series 2017 A, GO Bonds	5.00%	08/01/2035	10	10,266
Washington (State of), Series 2017 A, GO Bonds	5.00%	08/01/2036	5	5,130
Washington (State of), Series 2020 C, GO Bonds	5.00%	02/01/2026	90	92,294
Washington (State of), Series 2020 R, Ref. GO Bonds	5.00%	07/01/2026	15	15,535
Washington (State of), Series R-2017A, Ref. GO Bonds	5.00%	08/01/2026	135	140,094
Washington (State of), Series R-2017A, Ref. GO Bonds	5.00%	08/01/2028	395	408,510
Washington (State of), Series R-2017A, Ref. GO Bonds	5.00%	08/01/2029	35	36,139
Washington (State of), Series R-2017A, Ref. GO Bonds	5.00%	08/01/2030	25	25,785
Washington (State of), Series R-2017A, Ref. GO Bonds	5.00%	08/01/2032	280	288,332
Washington (State of), Series R-2017A, Ref. GO Bonds	5.00%	08/01/2033	120	123,472
Washington (State of), Series R-2017A, Ref. GO Bonds	5.00%	08/01/2034	50	51,406
Washington (State of), Series R-2018D, Ref. GO Bonds	5.00%	08/01/2026	10	10,377
Washington (State of), Series R-2020C, Ref. GO Bonds	5.00%	07/01/2026	5	5,178
Washington (State of), Series R-2022D, Ref. GO Bonds	4.00%	07/01/2026	100	102,028
Washington (State of), Series R-2024C, Ref. GO Bonds	5.00%	08/01/2026	15	15,566
Washington (State of) (Bid Group 1), Series 2022 C, GO Bonds	5.00%	02/01/2026	30	30,765
Washington (State of) (Bid Group 1), Series R-2022C, Ref. GO Bonds	4.00%	07/01/2026	695	709,098
Washington (State of) Higher Education Facilities Authority (Whitworth University), Series 2016 A, Ref. RB	5.00%	10/01/2040	70	70,574
				8,103,207
Wisconsin-1.49%
Wisconsin (State of), Series 2016-2, Ref. GO Bonds	5.00%	11/01/2026	40	41,144
Wisconsin (State of), Series 2016-2, Ref. GO Bonds	5.00%	11/01/2029	1,500	1,544,971
Wisconsin (State of), Series 2017-2, Ref. GO Bonds	5.00%	11/01/2026	25	26,114
Wisconsin (State of), Series 2018 A, RB	5.00%	06/01/2026	200	206,661
Wisconsin (State of), Series 2019 A, Ref. RB(a)	5.00%	05/01/2026	60	61,807
Wisconsin (State of), Series 2021 1, Ref. GO Bonds	5.00%	05/01/2026	125	128,976
Wisconsin (State of) Department of Transportation, Series 2015 1, Ref. RB	5.00%	07/01/2026	70	70,827
Wisconsin (State of) Department of Transportation, Series 2017 1, Ref. RB	5.00%	07/01/2026	85	88,004
Wisconsin (State of) Department of Transportation, Series 2017 2, Ref. RB	5.00%	07/01/2026	20	20,707
Wisconsin (State of) Health & Educational Facilities Authority (Ascension Health Credit Group), Series 2016 A, Ref. RB(a)(b)	3.13%	05/15/2026	25	25,065
Wisconsin (State of) Health & Educational Facilities Authority (Ascension Health Credit Group), Series 2016 A, Ref. RB	4.00%	11/15/2033	60	60,423
Wisconsin (State of) Health & Educational Facilities Authority (Ascension Health Credit Group), Series 2016 A, Ref. RB	4.00%	11/15/2035	240	241,195
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2026 Municipal Bond ETF (BSMQ)—(continued)
November 30, 2024
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Wisconsin-(continued)
Wisconsin (State of) Health & Educational Facilities Authority (Ascension Health Credit Group), Series 2016 A, Ref. RB	4.50%	11/15/2039	$100	$100,448
Wisconsin (State of) Health & Educational Facilities Authority (Ascension Health Credit Group), Series 2016 A, Ref. RB	5.00%	11/15/2039	350	356,881
Wisconsin (State of) Health & Educational Facilities Authority (Ascension Health Credit Group), Series 2016, Ref. RB	5.00%	11/15/2028	10	10,269
Wisconsin (State of) Health & Educational Facilities Authority (Ascension Health Credit Group), Series 2016, Ref. RB	5.00%	11/15/2029	40	41,076
Wisconsin (State of) Health & Educational Facilities Authority (Ascension Health Credit Group), Series 2016, Ref. RB	5.00%	11/15/2030	45	46,192
Wisconsin (State of) Health & Educational Facilities Authority (Ascension Health Credit Group), Series 2016, Ref. RB	4.00%	11/15/2032	50	50,398
Wisconsin (State of) Health & Educational Facilities Authority (Ascension Health Credit Group), Series 2019, Ref. RB	5.00%	11/15/2026	5	5,202
Wisconsin (State of) Health & Educational Facilities Authority (Marshfield Clinic Health System), Series 2016 B, RB	5.00%	02/15/2042	25	25,115
Wisconsin (State of) Health & Educational Facilities Authority (Medical College of Wisconsin), Series 2016, Ref. RB	5.00%	12/01/2041	50	51,231
Wisconsin (State of) Public Finance Authority (KU Campus Development Corp. -Central District Development), Series 2016, RB	5.00%	03/01/2041	65	65,889
Wisconsin (State of) Public Finance Authority (KU Campus Development Corp. -Central District Development), Series 2016, RB	5.00%	03/01/2046	30	30,341
				3,298,936
TOTAL INVESTMENTS IN SECURITIES(e)-98.29% (Cost $218,547,279)				218,248,635
OTHER ASSETS LESS LIABILITIES-1.71%				3,788,223
NET ASSETS-100.00%				$222,036,858

Investment Abbreviations:
AGC	-Assured Guaranty Corp.
AGM	-Assured Guaranty Municipal Corp.
BAM	-Build America Mutual Assurance Co.
CEP	-Credit Enhancement Provider
COP	-Certificates of Participation
Ctfs.	-Certificates
GO	-General Obligation
INS	-Insurer
MTA	-Moving Treasury Average
NATL	-National Public Finance Guarantee Corp.
RB	-Revenue Bonds
Ref.	-Refunding
RN	-Revenue Notes
Wts.	-Warrants

Notes to Schedule of Investments:
(a)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(b)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(c)	Principal and/or interest payments are secured by the bond insurance company listed.
(d)
Defaulted security. Currently, the issuer is in default with respect to principal and/or interest payments. The value of this security at November 30, 2024 represented less than 1% of the Fund’s Net Assets.

(e)
Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations. No concentration of any single entity was greater than 5% each.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments
Invesco BulletShares 2027 Municipal Bond ETF (BSMR)
November 30, 2024
(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations-98.29%
Alabama-0.72%
Alabama (State of), Series 2016 C, Ref. GO Bonds	5.00%	08/01/2027	$25	$25,901
Alabama (State of) Federal Aid Highway Finance Authority (Garvee), Series 2017 A, RB(a)(b)	4.00%	09/01/2027	70	72,182
Alabama (State of) Federal Aid Highway Finance Authority (Garvee), Series 2017 A, RB(a)(b)	5.00%	09/01/2027	75	79,307
Alabama (State of) Federal Aid Highway Finance Authority (Garvee), Series 2017 A, RB(a)	5.00%	09/01/2027	25	26,435
Alabama (State of) Federal Aid Highway Finance Authority (Garvee), Series 2017 A, RB(a)(b)	5.00%	09/01/2027	75	79,307
Alabama (State of) Public School & College Authority (Social Bonds), Series 2020 A, Ref. RB	5.00%	11/01/2027	410	436,811
Birmingham (City of), AL Water Works Board, Series 2016 B, Ref. RB(a)(b)	5.00%	01/01/2027	75	78,701
Birmingham (City of), AL Water Works Board, Series 2016 B, Ref. RB(a)(b)	5.00%	01/01/2027	70	73,454
Jefferson (County of), AL, Series 2017, Ref. RB	4.00%	09/15/2036	60	60,423
Jefferson (County of), AL, Series 2017, Ref. Revenue Wts.	5.00%	09/15/2030	150	155,711
Tuscaloosa (City of), AL Board of Education, Series 2017, Revenue Wts.(a)(b)	4.00%	02/01/2027	260	267,581
				1,355,813
Alaska-0.10%
Alaska (State of) Municipal Bond Bank Authority, Series 2017 A, RB	4.00%	10/01/2037	130	131,393
Alaska (State of) Municipal Bond Bank Authority, Series 2017 A, RB	5.50%	10/01/2042	10	10,517
North Slope (Borough of), AK, Series 2022 A, GO Bonds	5.00%	06/30/2027	40	42,305
				184,215
Arizona-1.62%
Arizona (State of), Series 2019 A, Ref. COP(a)	5.00%	10/01/2027	100	106,711
Arizona (State of) Department of Transportation, Series 2016, Ref. RB	5.00%	07/01/2027	10	10,357
Arizona (State of) Department of Transportation, Series 2023, RB	5.00%	07/01/2027	45	47,654
Arizona (State of) Sports & Tourism Authority, Series 2022, Ref. RB, (INS - BAM)(c)	5.00%	07/01/2027	100	105,002
Chandler (City of), AZ, Series 2016, Ref. GO Bonds	5.00%	07/01/2027	60	63,538
Maricopa (County of), AZ Industrial Development Authority (Banner Health Obligated Group), Series 2016 A, Ref. RB	4.00%	01/01/2032	45	45,638
Maricopa (County of), AZ Industrial Development Authority (Banner Health Obligated Group), Series 2016 A, Ref. RB	5.00%	01/01/2032	5	5,182
Maricopa (County of), AZ Industrial Development Authority (Banner Health Obligated Group), Series 2016 A, Ref. RB	5.00%	01/01/2033	5	5,176
Maricopa (County of), AZ Industrial Development Authority (Banner Health Obligated Group), Series 2016 A, Ref. RB	4.00%	01/01/2036	70	70,693
Maricopa (County of), AZ Industrial Development Authority (Banner Health Obligated Group), Series 2016 A, Ref. RB	4.00%	01/01/2038	240	241,733
Maricopa (County of), AZ Industrial Development Authority (Banner Health Obligated Group), Series 2016, Ref. RB	5.00%	01/01/2031	120	124,539
Maricopa (County of), AZ Industrial Development Authority (Banner Health Obligated Group), Series 2016, Ref. RB	5.00%	01/01/2034	115	119,010
Maricopa (County of), AZ Industrial Development Authority (Banner Health Obligated Group), Series 2016, Ref. RB	5.00%	01/01/2035	305	315,601
Mesa (City of), AZ, Series 2017, Ref. RB	4.00%	07/01/2027	25	25,791
Phoenix (City of), AZ, Series 2022, Ref. GO Bonds	5.00%	07/01/2027	10	10,590
Phoenix Civic Improvement Corp., Series 2017 D, Ref. RB	5.00%	07/01/2032	210	220,578
Phoenix Civic Improvement Corp., Series 2017, Ref. RB	5.00%	07/01/2027	40	41,444
Phoenix Civic Improvement Corp., Series 2017, Ref. RB	5.00%	07/01/2033	5	5,247
Phoenix Civic Improvement Corp., Series 2017, Ref. RB	5.00%	07/01/2036	345	360,831
Phoenix Civic Improvement Corp., Series 2017, Ref. RB	4.00%	07/01/2040	20	20,090
Salt River Project Agricultural Improvement & Power District, Series 2016 A, Ref. RB	5.00%	01/01/2027	315	330,543
Salt River Project Agricultural Improvement & Power District, Series 2016 A, Ref. RB	5.00%	01/01/2031	10	10,419
Salt River Project Agricultural Improvement & Power District, Series 2016 A, Ref. RB	5.00%	01/01/2034	90	93,434
Salt River Project Agricultural Improvement & Power District, Series 2016 A, Ref. RB	5.00%	01/01/2036	140	145,112
Salt River Project Agricultural Improvement & Power District, Series 2016 A, Ref. RB	4.00%	01/01/2038	250	252,255
Salt River Project Agricultural Improvement & Power District, Series 2016 A, Ref. RB	5.00%	01/01/2038	45	46,533
Salt River Project Agricultural Improvement & Power District, Series 2021 A, Ref. RB	5.00%	01/01/2027	55	57,714
University of Arizona Board of Regents, Series 2017 B, Ref. RB	5.00%	07/01/2042	145	150,640
				3,032,055
California-18.49%
Adelanto Public Utility Authority (Utility System), Series 2017 A, Ref. RB, (INS - AGM)(c)	5.00%	07/01/2039	130	135,946
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2027 Municipal Bond ETF (BSMR)—(continued)
November 30, 2024
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
Anaheim (City of), CA Housing & Public Improvements Authority, Series 2022, Ref. RB	5.00%	10/01/2034	$1,155	$1,219,917
Anaheim (City of), CA Public Financing Authority (Anaheim Public Improvements), Series 2019 A, Ref. RB, (INS - BAM)(c)	5.00%	09/01/2036	200	207,985
Anaheim Union High School District, Series 2018, GO Bonds	4.00%	08/01/2042	100	100,505
Bay Area Toll Authority (San Francisco Bay Area), Series 2017 F-1, RB(a)(b)	5.00%	04/01/2027	35	37,103
Bay Area Toll Authority (San Francisco Bay Area), Series 2017 F-1, RB	4.00%	04/01/2056	10	10,022
Bay Area Toll Authority (San Francisco Bay Area), Series 2017, Ref. RB	5.00%	04/01/2027	65	68,920
Bay Area Toll Authority (San Francisco Bay Area), Series 2017, Ref. RB	4.00%	04/01/2029	130	133,107
Bay Area Toll Authority (San Francisco Bay Area), Series 2017, Ref. RB	4.00%	04/01/2030	40	40,908
Bay Area Toll Authority (San Francisco Bay Area), Series 2017, Ref. RB	4.00%	04/01/2031	145	148,175
Bay Area Toll Authority (San Francisco Bay Area), Series 2017, Ref. RB	4.00%	04/01/2032	185	188,768
Bay Area Toll Authority (San Francisco Bay Area), Series 2017, Ref. RB	4.00%	04/01/2033	65	66,264
Bay Area Toll Authority (San Francisco Bay Area), Series 2017, Ref. RB	4.00%	04/01/2034	75	76,362
Bay Area Toll Authority (San Francisco Bay Area), Series 2017, Ref. RB	4.00%	04/01/2035	290	294,633
Bay Area Toll Authority (San Francisco Bay Area), Series 2017, Ref. RB	4.00%	04/01/2038	35	35,383
California (State of), Series 2016, Ref. GO Bonds	5.00%	09/01/2027	25	25,986
California (State of), Series 2017, GO Bonds	5.00%	11/01/2027	20	21,366
California (State of), Series 2017, GO Bonds	5.00%	08/01/2029	15	15,882
California (State of), Series 2017, GO Bonds	5.00%	08/01/2031	425	448,436
California (State of), Series 2017, GO Bonds	5.00%	11/01/2031	15	15,897
California (State of), Series 2017, GO Bonds	5.00%	08/01/2032	20	21,089
California (State of), Series 2017, GO Bonds	4.00%	11/01/2032	75	76,987
California (State of), Series 2017, GO Bonds	5.00%	11/01/2035	45	47,554
California (State of), Series 2017, GO Bonds	5.00%	11/01/2047	160	166,890
California (State of), Series 2017, Ref. GO Bonds	3.50%	08/01/2027	10	10,213
California (State of), Series 2017, Ref. GO Bonds	4.00%	08/01/2027	250	255,384
California (State of), Series 2017, Ref. GO Bonds	5.00%	08/01/2027	70	72,627
California (State of), Series 2017, Ref. GO Bonds	5.00%	11/01/2027	800	854,635
California (State of), Series 2017, Ref. GO Bonds	5.00%	08/01/2029	80	84,703
California (State of), Series 2017, Ref. GO Bonds	5.00%	11/01/2029	305	324,510
California (State of), Series 2017, Ref. GO Bonds	5.00%	08/01/2030	605	638,875
California (State of), Series 2017, Ref. GO Bonds	5.00%	08/01/2030	5	5,280
California (State of), Series 2017, Ref. GO Bonds	5.00%	11/01/2030	60	63,651
California (State of), Series 2017, Ref. GO Bonds	4.00%	11/01/2032	125	128,312
California (State of), Series 2017, Ref. GO Bonds	5.00%	08/01/2033	70	73,780
California (State of), Series 2017, Ref. GO Bonds	4.00%	11/01/2033	10	10,250
California (State of), Series 2017, Ref. GO Bonds	4.00%	11/01/2034	200	204,755
California (State of), Series 2017, Ref. GO Bonds	5.00%	08/01/2035	430	452,535
California (State of), Series 2017, Ref. GO Bonds	4.00%	11/01/2035	340	347,577
California (State of), Series 2017, Ref. GO Bonds	5.00%	11/01/2035	5	5,284
California (State of), Series 2017, Ref. GO Bonds	5.00%	08/01/2036	70	73,578
California (State of), Series 2017, Ref. GO Bonds	4.00%	11/01/2036	50	51,048
California (State of), Series 2017, Ref. GO Bonds	5.00%	11/01/2036	20	21,108
California (State of), Series 2017, Ref. GO Bonds	4.00%	08/01/2037	150	152,533
California (State of), Series 2017, Ref. GO Bonds	4.00%	11/01/2037	15	15,270
California (State of), Series 2017, Ref. GO Bonds	5.00%	11/01/2037	50	52,662
California (State of), Series 2018, Ref. GO Bonds	5.00%	08/01/2027	510	541,745
California (State of), Series 2019, Ref. GO Bonds	5.00%	04/01/2027	425	448,056
California (State of), Series 2019, Ref. GO Bonds	5.00%	10/01/2027	185	197,259
California (State of), Series 2020 B, Ref. GO Bonds	5.00%	11/01/2027	5	5,341
California (State of), Series 2020, GO Bonds	3.00%	03/01/2027	370	372,480
California (State of), Series 2020, GO Bonds	5.00%	11/01/2027	75	80,122
California (State of), Series 2021, Ref. GO Bonds	5.00%	09/01/2027	250	266,062
California (State of), Series 2021, Ref. GO Bonds	5.00%	10/01/2027	10	10,663
California (State of), Series 2021, Ref. GO Bonds	5.00%	12/01/2027	1,000	1,070,322
California (State of), Series 2022, GO Bonds	5.00%	04/01/2027	110	115,968
California (State of), Series 2022, Ref. GO Bonds	5.00%	04/01/2042	100	104,672
California (State of), Series 2023, Ref. GO Bonds	5.00%	09/01/2027	60	63,855
California (State of) (Bid Group C), Series 2016, Ref. GO Bonds	5.00%	08/01/2027	195	202,319
California (State of) Department of Water Resources, Series 2017 AX, Ref. RB	5.00%	12/01/2031	10	10,711
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2027 Municipal Bond ETF (BSMR)—(continued)
November 30, 2024
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
California (State of) Department of Water Resources (Central Valley), Series 2017 AX, Ref. RB(a)(b)	5.00%	12/01/2027	$80	$86,106
California (State of) Department of Water Resources (Central Valley), Series 2017 AX, Ref. RB	5.00%	12/01/2030	210	225,433
California (State of) Department of Water Resources (Central Valley), Series 2017 AX, Ref. RB	5.00%	12/01/2032	105	112,171
California (State of) Educational Facilities Authority (Loma Linda University), Series 2017 A, Ref. RB	5.00%	04/01/2042	250	255,737
California (State of) Health Facilities Financing Authority (Children’s Hospital Los Angeles), Series 2017 A, Ref. RB	5.00%	08/15/2042	60	61,338
California (State of) Health Facilities Financing Authority (Children’s Hospital Los Angeles), Series 2017 A, Ref. RB	5.00%	08/15/2047	620	630,555
California (State of) Health Facilities Financing Authority (Kaiser Permanente), Subseries 2017 A-1, RB	5.00%	11/01/2027	435	467,626
California (State of) Health Facilities Financing Authority (Stanford Health Care), Series 2017 A, Ref. RB	5.00%	11/15/2031	60	64,016
California (State of) Health Facilities Financing Authority (Stanford Health Care), Series 2017 A, Ref. RB	5.00%	11/15/2032	35	37,306
California (State of) Health Facilities Financing Authority (Stanford Health Care), Series 2017 A, Ref. RB	5.00%	11/15/2033	75	79,737
California (State of) Health Facilities Financing Authority (Stanford Health Care), Series 2017 A, Ref. RB	5.00%	11/15/2035	10	10,586
California (State of) Health Facilities Financing Authority (Stanford Health Care), Series 2017 A, Ref. RB	5.00%	11/15/2036	45	47,561
California (State of) Health Facilities Financing Authority (Stanford Health Care), Series 2017 A, Ref. RB	4.00%	11/15/2040	50	50,526
California (State of) Health Facilities Financing Authority (Sutter Health), Series 2017 A, Ref. RB	5.00%	11/15/2032	35	37,122
California (State of) Health Facilities Financing Authority (Sutter Health), Series 2017 A, Ref. RB	5.00%	11/15/2033	70	74,196
California (State of) Health Facilities Financing Authority (Sutter Health), Series 2017 A, Ref. RB	5.00%	11/15/2034	100	105,869
California (State of) Health Facilities Financing Authority (Sutter Health), Series 2017 A, Ref. RB	5.00%	11/15/2038	250	262,746
California (State of) Health Facilities Financing Authority (Sutter Health), Series 2017 A, Ref. RB	4.00%	11/15/2048	500	499,528
California (State of) Health Facilities Financing Authority (Sutter Health), Series 2017 A, Ref. RB	5.00%	11/15/2048	200	207,006
California (State of) Health Facilities Financing Authority (Sutter Health), Series 2018 A, RB	5.00%	11/15/2033	40	42,398
California (State of) Health Facilities Financing Authority (Sutter Health), Series 2018 A, RB	5.00%	11/15/2034	225	238,270
California (State of) Health Facilities Financing Authority (Sutter Health), Series 2018 A, RB	5.00%	11/15/2035	175	184,947
California (State of) Health Facilities Financing Authority (Sutter Health), Series 2018 A, RB	5.00%	11/15/2036	40	42,184
California (State of) Infrastructure & Economic Development Bank (Clean Water Revolving Fund) (Green Bonds), Series 2017, RB	5.00%	10/01/2027	40	42,451
California (State of) Infrastructure & Economic Development Bank (Clean Water Revolving Fund) (Green Bonds), Series 2017, RB	5.00%	10/01/2028	5	5,290
California (State of) Infrastructure & Economic Development Bank (Clean Water Revolving Fund) (Green Bonds), Series 2017, RB	5.00%	10/01/2029	70	74,023
California (State of) Infrastructure & Economic Development Bank (Clean Water Revolving Fund) (Green Bonds), Series 2018, RB	5.00%	10/01/2027	20	21,467
California (State of) Municipal Finance Authority (Community Medical Centers), Series 2017 A, Ref. RB	5.00%	02/01/2036	25	25,589
California (State of) Municipal Finance Authority (Community Medical Centers), Series 2017 A, Ref. RB	5.00%	02/01/2047	200	202,355
California (State of) Municipal Finance Authority (Eisenhower Medical Centers), Series 2017 A, Ref. RB	5.00%	07/01/2042	150	152,838
California (State of) Municipal Finance Authority (NCROC-Paradise Valley Estates), Series 2019, RB, (INS - Cal-Mortgage)(c)	5.00%	01/01/2043	110	115,257
California (State of) Municipal Finance Authority (Orange County Civic Center Infrastructure Improvement Program - Phase I), Series 2017 A, RB	5.00%	06/01/2042	45	46,758
California (State of) Public Works Board, Series 2017 B, Ref. RB	5.00%	10/01/2027	35	37,309
California (State of) Public Works Board, Series 2022 C, Ref. RB	5.00%	08/01/2027	10	10,620
California (State of) Public Works Board, Series 2023 B, Ref. RB	5.00%	12/01/2027	5	5,350
California (State of) Public Works Board (Various Capital), Series 2016 C, Ref. RB	5.00%	11/01/2027	40	41,695
California (State of) Public Works Board (Various Capital), Series 2017 B, Ref. RB(a)(b)	5.00%	10/01/2027	15	16,036
California (State of) Public Works Board (Various Capital), Series 2017 B, Ref. RB	5.00%	10/01/2029	340	360,970
California (State of) Public Works Board (Various Capital), Series 2019 C, RB	5.00%	11/01/2027	25	26,700
California (State of) Public Works Board (Various Capital), Series 2022 A, Ref. RB	5.00%	08/01/2027	5	5,310
California State University, Series 2017 A, Ref. RB	5.00%	11/01/2027	10	10,610
California State University, Series 2017 A, Ref. RB	5.00%	11/01/2028	45	47,692
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2027 Municipal Bond ETF (BSMR)—(continued)
November 30, 2024
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
California State University, Series 2017 A, Ref. RB	5.00%	11/01/2029	$10	$10,589
California State University, Series 2017 A, Ref. RB	5.00%	11/01/2031	445	469,963
California State University, Series 2017 A, Ref. RB	5.00%	11/01/2032	150	158,251
California State University, Series 2017 A, Ref. RB	5.00%	11/01/2033	80	84,335
California State University, Series 2017 A, Ref. RB	5.00%	11/01/2035	65	68,342
California State University, Series 2017 A, Ref. RB	5.00%	11/01/2036	65	68,268
California State University, Series 2017 A, Ref. RB	5.00%	11/01/2037	75	78,672
California State University, Series 2017 A, Ref. RB	5.00%	11/01/2038	55	57,627
California State University, Series 2017 A, Ref. RB	5.00%	11/01/2042	185	192,815
Ceres Unified School District, Series 2017, GO Bonds, (INS - BAM)(c)	5.00%	08/01/2051	270	278,572
Coast Community College District (Election of 2012), Series 2017 D, GO Bonds(a)(b)	5.00%	08/01/2027	35	37,328
Coast Community College District (Election of 2012), Series 2017 D, GO Bonds(a)(b)	5.00%	08/01/2027	15	15,998
Coast Community College District (Election of 2012), Series 2017 D, GO Bonds(a)(b)	5.00%	08/01/2027	15	15,998
Coast Community College District (Election of 2012), Series 2017 D, GO Bonds	4.00%	08/01/2042	100	100,505
Compton Unified School District, Series 2019 B, GO Bonds, (INS - BAM)(c)	4.00%	06/01/2049	145	145,497
Contra Costa (County of), CA Transportation Authority, Series 2018 B, Ref. RB	5.00%	03/01/2029	65	68,573
Contra Costa (County of), CA Transportation Authority, Series 2018 B, Ref. RB	5.00%	03/01/2030	30	31,601
Desert Community College District, Series 2017, Ref. GO Bonds	5.00%	08/01/2033	60	63,256
Desert Community College District (Election of 2016), Series 2021 A-1, GO Bonds	4.00%	08/01/2051	125	125,369
East Bay Municipal Utility District, Series 2017 B, Ref. RB	5.00%	06/01/2031	25	26,500
East Bay Municipal Utility District, Series 2017 B, Ref. RB	5.00%	06/01/2032	45	47,619
East Bay Municipal Utility District, Series 2017 B, Ref. RB	5.00%	06/01/2034	150	158,349
East Bay Municipal Utility District, Series 2017 B, Ref. RB	5.00%	06/01/2035	75	79,074
East Bay Municipal Utility District, Series 2017 B, Ref. RB	5.00%	06/01/2036	5	5,266
East Bay Municipal Utility District (Green Bonds), Series 2017 A, RB	5.00%	06/01/2045	5	5,214
Eastern Municipal Water District Financing Authority, Series 2017 D, RB	5.00%	07/01/2047	200	208,250
El Monte Union High School District, Series 2021 B, GO Bonds	4.00%	06/01/2046	110	110,531
Escondido Union School District (Election of 2014), Series 2018 B, GO Bonds	4.00%	08/01/2047	20	20,103
Etiwanda School District (Election of 2016), Series 2017 A, GO Bonds	5.00%	08/01/2046	180	186,120
Fairfield (City of), CA, Series 2017, Ref. RB	5.00%	04/01/2042	85	88,102
Fontana Redevelopment Agency Successor Agency, Series 2017 A, Ref. RB	5.00%	10/01/2032	70	74,046
Gilroy Unified School District (Elections of 2008 & 2016), Series 2019, GO Bonds	4.00%	08/01/2048	15	15,076
Hacienda La Puente Unified School District (Election of 2016), Series 2017 A, GO Bonds	5.25%	08/01/2042	100	105,407
Hartnell Community College District (Election of 2002), Series 2009 D, GO Bonds	7.00%	08/01/2034	60	66,638
Hartnell Community College District (Election of 2016), Series 2017 A, GO Bonds	4.00%	08/01/2042	25	25,196
Hartnell Community College District (Election of 2016), Series 2017 A, GO Bonds	4.00%	08/01/2047	100	100,515
Hayward Area Recreation & Park District, Series 2017 A, Ref. GO Bonds	5.00%	08/01/2042	5	5,244
Hayward Area Recreation & Park District (Election of 2016), Series 2017 A, Ref. GO Bonds	4.00%	08/01/2046	150	150,530
Hayward Unified School District, Series 2022, COP	5.25%	08/01/2052	150	155,367
Jurupa Unified School District, Series 2017 B, GO Bonds	4.00%	08/01/2041	55	55,406
Los Angeles (City of), CA (Green Bonds), Series 2017 A, RB	5.00%	06/01/2030	100	105,997
Los Angeles (City of), CA (Green Bonds), Series 2017 A, RB	5.00%	06/01/2031	10	10,585
Los Angeles (City of), CA (Green Bonds), Series 2017 A, RB	5.00%	06/01/2032	10	10,568
Los Angeles (City of), CA Department of Airports, Series 2020 B, Ref. RB	5.00%	05/15/2027	30	31,841
Los Angeles (City of), CA Department of Water & Power, Series 2017 A, RB	5.00%	07/01/2033	500	522,740
Los Angeles (City of), CA Department of Water & Power, Series 2017 A, RB	5.00%	07/01/2042	350	362,023
Los Angeles (City of), CA Department of Water & Power, Series 2017 A, RB	5.00%	07/01/2047	200	205,829
Los Angeles (City of), CA Department of Water & Power, Series 2017 A, Ref. RB	5.00%	07/01/2044	300	309,610
Los Angeles (City of), CA Department of Water & Power, Series 2017 A, Ref. RB	5.25%	07/01/2044	150	155,705
Los Angeles (City of), CA Department of Water & Power, Series 2017 B, Ref. RB	5.00%	07/01/2028	35	36,786
Los Angeles (City of), CA Department of Water & Power, Series 2017 B, Ref. RB	5.00%	07/01/2031	75	78,605
Los Angeles (City of), CA Department of Water & Power, Series 2017 B, Ref. RB	5.00%	07/01/2033	380	397,282
Los Angeles (City of), CA Department of Water & Power, Series 2017 B, Ref. RB	5.00%	07/01/2034	25	26,101
Los Angeles (City of), CA Department of Water & Power, Series 2017 B, Ref. RB	5.00%	07/01/2036	5	5,207
Los Angeles (City of), CA Department of Water & Power, Series 2020 A, Ref. RB	5.00%	07/01/2027	100	106,645
Los Angeles (City of), CA Department of Water & Power, Series 2020 B, Ref. RB	4.00%	07/01/2027	60	62,447
Los Angeles (City of), CA Department of Water & Power, Series 2023 A, Ref. RB	5.00%	07/01/2027	130	138,706
Los Angeles (County of), CA Metropolitan Transportation Authority, Series 2017 A, RB	5.00%	07/01/2029	10	10,642
Los Angeles (County of), CA Metropolitan Transportation Authority, Series 2017 A, RB	5.00%	07/01/2038	220	231,862
Los Angeles (County of), CA Metropolitan Transportation Authority, Series 2017 A, RB	5.00%	07/01/2042	500	524,750
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2027 Municipal Bond ETF (BSMR)—(continued)
November 30, 2024
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
Los Angeles (County of), CA Metropolitan Transportation Authority, Series 2021 A, RB	5.00%	06/01/2027	$175	$186,511
Los Angeles (County of), CA Metropolitan Transportation Authority (Green Bonds), Series 2017 A, RB	5.00%	07/01/2027	15	16,020
Los Angeles (County of), CA Metropolitan Transportation Authority (Green Bonds), Series 2017 A, RB	5.00%	07/01/2029	40	42,569
Los Angeles (County of), CA Metropolitan Transportation Authority (Green Bonds), Series 2017 A, RB	5.00%	07/01/2030	5	5,314
Los Angeles (County of), CA Metropolitan Transportation Authority (Green Bonds), Series 2017 A, RB	5.00%	07/01/2031	5	5,308
Los Angeles (County of), CA Metropolitan Transportation Authority (Green Bonds), Series 2017 A, RB	5.00%	07/01/2034	35	37,043
Los Angeles (County of), CA Metropolitan Transportation Authority (Green Bonds), Series 2017 A, RB	5.00%	07/01/2038	60	63,235
Los Angeles (County of), CA Metropolitan Transportation Authority (Green Bonds), Series 2017 A, RB	5.00%	07/01/2040	80	84,110
Los Angeles (County of), CA Metropolitan Transportation Authority (Green Bonds), Series 2017 A, RB	5.00%	07/01/2042	90	94,432
Los Angeles (County of), CA Metropolitan Transportation Authority (Green Bonds), Series 2019 A, RB	5.00%	07/01/2027	5	5,340
Los Angeles (County of), CA Metropolitan Transportation Authority (Green Bonds), Series 2020 A, RB	5.00%	06/01/2027	300	319,733
Los Angeles (County of), CA Metropolitan Transportation Authority (Green Bonds), Series 2020, RB	5.00%	06/01/2033	15	15,860
Los Angeles Community College District (Election of 2022), Series 2023 A-1, GO Bonds	5.00%	08/01/2027	20	21,373
Los Angeles Unified School District, Series 2016 B, Ref. GO Bonds	5.00%	07/01/2027	95	98,640
Los Angeles Unified School District, Series 2017 A, Ref. GO Bonds	5.00%	07/01/2027	130	138,673
Los Angeles Unified School District, Series 2019 A, Ref. GO Bonds	5.00%	07/01/2027	160	170,674
Los Angeles Unified School District, Series 2020 A, Ref. GO Bonds	5.00%	07/01/2027	95	101,338
Los Angeles Unified School District, Series 2020 C, GO Bonds	5.00%	07/01/2027	15	16,001
Los Angeles Unified School District, Series 2020 RYQ, GO Bonds	5.00%	07/01/2027	15	16,001
Los Angeles Unified School District (Election of 2008), Series 2018 B-1, GO Bonds	5.00%	07/01/2027	55	58,669
Los Angeles Unified School District (Sustainability Bonds), Series 2024 QRR, GO Bonds	5.00%	07/01/2027	5	5,334
Marin (County of), CA Healthcare District (Election of 2013), Series 2017 A, GO Bonds	4.00%	08/01/2047	45	45,069
Metropolitan Water District of Southern California, Series 2011 C, Ref. RB	5.00%	10/01/2027	15	16,130
Metropolitan Water District of Southern California, Series 2019 A, Ref. RB	5.00%	07/01/2027	15	16,028
Metropolitan Water District of Southern California, Series 2020 A, Ref. RB	5.00%	07/01/2027	75	80,140
Orange (County of), CA Sanitation District, Series 2017 A, Ref. RB	5.00%	02/01/2030	10	10,526
Richmond (City of), CA, Series 2017 A, Ref. RB	5.25%	08/01/2047	150	156,562
Riverside (County of), CA Public Financing Authority (Desert Communities and Interstate 215 Corridor), Series 2017 A, Ref. RB, (INS - BAM)(c)	4.00%	10/01/2040	15	15,132
Riverside (County of), CA Redevelopment Successor Agency, Series 2017 A, Ref. RB, (INS - BAM)(c)	4.00%	10/01/2039	25	25,282
Riverside (County of), CA Transportation Commission, Series 2017 B, Ref. RB	5.00%	06/01/2027	40	42,561
Riverside (County of), CA Transportation Commission, Series 2017 B, Ref. RB	5.00%	06/01/2029	15	16,079
Riverside (County of), CA Transportation Commission, Series 2017 B, Ref. RB	5.00%	06/01/2030	40	42,825
Riverside (County of), CA Transportation Commission, Series 2017 B, Ref. RB	5.00%	06/01/2031	85	90,880
Riverside (County of), CA Transportation Commission, Series 2017 B, Ref. RB	5.00%	06/01/2032	155	165,413
Riverside (County of), CA Transportation Commission, Series 2017 B, Ref. RB	5.00%	06/01/2033	75	79,974
Riverside (County of), CA Transportation Commission, Series 2017 B, Ref. RB	5.00%	06/01/2035	10	10,634
Riverside (County of), CA Transportation Commission, Series 2017 B, Ref. RB	5.00%	06/01/2037	45	47,745
Riverside (County of), CA Transportation Commission, Series 2017 B, Ref. RB	5.00%	06/01/2038	200	211,892
Riverside Unified School District (Election of 2016), Series 2019 B, GO Bonds	4.00%	08/01/2042	250	251,642
Roseville (City of), CA, Series 2017 A, Ref. RB	4.00%	02/01/2037	75	76,316
Roseville Joint Union High School District (Election of 2016), Series 2017 A, GO Bonds	4.00%	08/01/2045	50	50,203
Sacramento (City of), CA Municipal Utility District, Series 2016 D, Ref. RB	5.00%	08/15/2027	70	74,934
Sacramento (City of), CA Municipal Utility District, Series 2016 I, Ref. RB	5.00%	08/15/2027	5	5,352
Sacramento (City of), CA Municipal Utility District, Series 2017 E, Ref. RB	5.00%	08/15/2027	5	5,352
Sacramento (City of), CA Municipal Utility District, Series 2018 D, Ref. RB	5.00%	08/15/2027	10	10,705
Sacramento (County of), CA Sanitation Districts Financing Authority, Series 2020 A, Ref. RB	5.00%	12/01/2027	100	107,692
Sacramento (County of), CA Sanitation Districts Financing Authority, Series 2021, Ref. RB	5.00%	12/01/2027	20	21,538
San Bernardino City Unified School District (Election of 2012), Series 2017 D, GO Bonds, (INS - AGM)(c)	4.00%	08/01/2042	5	5,009
San Bernardino Community College District, Series 2017 B, Ref. GO Bonds	4.00%	08/01/2034	20	20,365
San Bernardino Community College District (Election of 2018), Series 2019 A, GO Bonds(a)(b)	4.00%	08/16/2027	30	31,234
San Diego (City of), CA Public Facilities Financing Authority, Series 2016 A, Ref. RB	5.00%	05/15/2027	45	46,642
San Diego (City of), CA Public Facilities Financing Authority, Series 2016 B, Ref. RB	5.00%	08/01/2027	5	5,205
San Diego (County of), CA Regional Airport Authority, Series 2017 A, Ref. RB	5.00%	07/01/2042	200	207,851
San Diego Community College District (Election of 2002), Series 2009, GO Bonds(a)(b)	6.00%	08/01/2027	10	10,905
San Diego Unified School District (Election of 2012), Series 2017 I, GO Bonds	4.00%	07/01/2037	10	10,150
San Diego Unified School District (Election of 2012), Series 2017 I, GO Bonds	4.00%	07/01/2047	340	341,704
San Francisco (City & County of), CA, Series 2022-R1, Ref. GO Bonds	5.00%	06/15/2027	5	5,329
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2027 Municipal Bond ETF (BSMR)—(continued)
November 30, 2024
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport), Second Series 2022 B, Ref. RB	5.00%	05/01/2027	$40	$42,366
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport), Series 2017 B, RB	5.00%	05/01/2047	500	518,337
San Francisco (City & County of), CA Public Utilities Commission, Series 2016, Ref. RB	5.00%	11/01/2027	45	47,009
San Francisco (City & County of), CA Public Utilities Commission (Green Bonds), Series 2017 D, Ref. RB	5.00%	11/01/2027	30	32,268
San Francisco (City & County of), CA Public Utilities Commission (Green Bonds), Series 2017 D, Ref. RB	5.00%	11/01/2029	135	144,419
San Francisco (City & County of), CA Public Utilities Commission (Green Bonds), Series 2017 D, Ref. RB	5.00%	11/01/2030	40	42,619
San Francisco (City & County of), CA Public Utilities Commission (Green Bonds), Series 2017 D, Ref. RB	5.00%	11/01/2032	35	37,137
San Francisco (City of), CA Municipal Transportation Agency, Series 2017, RB	4.00%	03/01/2046	155	155,669
San Francisco (County of), CA Transportation Authority, Series 2017, RB	4.00%	02/01/2029	40	41,309
San Francisco (County of), CA Transportation Authority, Series 2017, RB	3.00%	02/01/2034	15	14,779
San Francisco Bay Area Rapid Transit District, Series 2019 A, RB	4.00%	07/01/2036	1,000	1,021,536
San Francisco Bay Area Rapid Transit District (Election of 2004) (Green Bonds), Series 2017, Ref. GO Bonds	4.00%	08/01/2037	500	508,061
San Francisco Bay Area Rapid Transit District (Election of 2016) (Green Bonds), Series 2017 A, GO Bonds	5.00%	08/01/2047	90	93,486
San Jose (City of), CA, Series 2017 B, Ref. RB	5.00%	03/01/2042	20	20,766
San Jose (City of), CA, Series 2017 B, Ref. RB	5.00%	03/01/2047	195	201,372
San Jose (City of), CA Redevelopment Agency Successor Agency, Series 2017 A, Ref. RB	5.00%	08/01/2034	80	84,194
San Jose (City of), CA Redevelopment Agency Successor Agency, Series 2017 A, Ref. RB	5.00%	08/01/2035	205	215,492
San Jose (City of), CA Redevelopment Agency Successor Agency, Series 2017 B, Ref. RB	5.00%	08/01/2027	5	5,323
San Jose Unified School District (Election of 2012), Series 2018 E, GO Bonds	4.00%	08/01/2042	100	101,317
Santa Ana College Improvement District #1 Rancho Santiago Community College District (Election of 2012), Series 2017 B, GO Bonds	4.00%	08/01/2041	50	50,344
Santa Clara (County of), CA, Series 2017 C, Ref. GO Bonds	5.00%	08/01/2031	285	302,449
Santa Clara (County of), CA, Series 2017 C, Ref. GO Bonds	5.00%	08/01/2033	5	5,292
Santa Clara Valley Transportation Authority, Series 2023 A, Ref. RB	5.00%	04/01/2027	500	530,275
Santa Monica (City of), CA Public Financing Authority (Green Bonds), Series 2017, RB	4.00%	07/01/2047	20	20,100
Solano County Community College District (Election of 2012), Series 2017 C, GO Bonds(a)(b)	5.25%	08/15/2027	70	75,252
Solano County Community College District (Election of 2012), Series 2017 C, GO Bonds	4.00%	08/01/2046	155	155,789
Southern California Public Power Authority (Green Bonds), Series 2023, Ref. RB	5.00%	07/01/2027	20	21,334
Southwestern Community College District (Election of 2016), Series 2017 A, GO Bonds	4.00%	08/01/2047	65	65,335
Tuolumne (City of), CA Wind Project Authority, Series 2016 A, Ref. RB	5.00%	01/01/2027	40	42,015
Turlock (City of), CA Irrigation District, Series 2016, Ref. RB	5.00%	01/01/2046	130	134,178
University of California, Series 2017 AV, RB	5.00%	05/15/2036	90	94,251
University of California, Series 2017 AV, RB	5.00%	05/15/2042	425	442,931
University of California, Series 2017 AV, RB	5.25%	05/15/2042	600	628,826
University of California, Series 2017 AY, Ref. RB	5.00%	05/15/2027	35	37,225
University of California, Series 2017 AY, Ref. RB	5.00%	05/15/2030	50	52,911
University of California, Series 2017 AY, Ref. RB	5.00%	05/15/2031	85	89,786
University of California, Series 2017 AY, Ref. RB	5.00%	05/15/2032	10	10,535
University of California, Series 2017 AY, Ref. RB	4.00%	05/15/2033	80	81,875
University of California, Series 2017 AY, Ref. RB	4.00%	05/15/2034	5	5,097
University of California, Series 2017 AY, Ref. RB	4.00%	05/15/2035	25	25,399
University of California, Series 2017 AY, Ref. RB	5.00%	05/15/2036	30	31,417
University of California, Series 2017 AY, Ref. RB	5.00%	05/15/2037	15	15,690
University of California, Series 2024 BS, Ref. RB	5.00%	05/15/2027	125	132,948
University of California (Limited), Series 2017 M, RB	5.00%	05/15/2030	45	47,598
University of California (Limited), Series 2017 M, RB	5.00%	05/15/2031	30	31,675
University of California (Limited), Series 2017 M, RB	5.00%	05/15/2032	15	15,794
University of California (Limited), Series 2017 M, RB	5.00%	05/15/2033	5	5,254
University of California (Limited), Series 2017 M, RB	5.00%	05/15/2034	10	10,494
University of California (Limited), Series 2017 M, RB	5.00%	05/15/2036	15	15,701
University of California (Limited), Series 2017 M, RB	5.00%	05/15/2042	375	390,641
University of California (Limited), Series 2017 M, RB	4.00%	05/15/2047	130	130,622
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2027 Municipal Bond ETF (BSMR)—(continued)
November 30, 2024
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
University of California (Limited), Series 2017 M, RB	5.00%	05/15/2047	$350	$362,871
University of California (Limited), Series 2017 M, RB	5.00%	05/15/2052	100	103,405
Vernon (City of), CA, Series 2021 A, RB	5.00%	10/01/2027	10	10,528
West Valley-Mission Community College District, Series 2017 B, Ref. GO Bonds	5.00%	08/01/2032	50	53,004
West Valley-Mission Community College District, Series 2017 B, Ref. GO Bonds	4.00%	08/01/2034	20	20,514
				34,597,549
Colorado-1.14%
Adams & Weld Counties School District No. 27J Brighton, Series 2017, GO Bonds	5.00%	12/01/2042	215	224,175
Arapahoe County School District No. 6 Littleton, Series 2019 A, GO Bonds	5.50%	12/01/2027	85	91,941
Board of Governors of Colorado State University System, Series 2017 A, Ref. RB, (CEP - Colorado Higher Education Intercept Program)	4.00%	03/01/2040	120	121,094
Board of Trustees of the Colorado School of Mines, Series 2017 B, RB	5.00%	12/01/2047	100	103,016
Colorado (State of), Series 2017 J, COP	5.00%	03/15/2032	45	46,992
Colorado (State of), Series 2017 J, COP	5.00%	03/15/2037	220	228,948
Colorado (State of), Series 2018 A, COP	5.00%	12/15/2027	20	21,351
Colorado (State of), Series 2020 A, COP	5.00%	12/15/2027	70	74,728
Colorado (State of), Series 2021 A, COP	5.00%	12/15/2027	210	224,185
Colorado (State of) Educational & Cultural Facilities Authority (University of Denver), Series 2017 A, RB	5.00%	03/01/2040	25	25,870
Colorado (State of) Educational & Cultural Facilities Authority (University of Denver), Series 2017 A, RB	5.00%	03/01/2043	50	51,506
Colorado (State of) Health Facilities Authority (SCL Health System), Series 2019 A, Ref. RB	5.00%	01/01/2027	15	15,675
Colorado (State of) Regional Transportation District, Series 2017 B, Ref. RB	4.00%	11/01/2036	35	35,609
Colorado (State of) Regional Transportation District (Fastracks), Series 2013 A, Ref. RB	5.00%	11/01/2027	105	112,019
Colorado (State of) Regional Transportation District (Fastracks), Series 2017 B, Ref. RB	5.00%	11/01/2034	175	184,888
Colorado Springs (City of), CO, Series 2017 A-2, RB	5.00%	11/15/2042	100	104,172
Denver (City & County of), CO, Series 2017 B, Ref. RB	5.00%	11/15/2033	70	73,911
Denver (City & County of), CO, Series 2022 C, Ref. RB	5.00%	11/15/2027	105	111,808
Denver City & County School District No. 1, Series 2021 B, Ref. GO Bonds	4.00%	12/01/2027	35	36,375
Douglas County School District No. Re-1 Douglas & Elbert Counties, Series 2022, Ref. GO Bonds	5.00%	12/15/2027	75	80,111
Rampart Range Metropolitan District No. 1, Series 2017, Ref. RB, (INS - AGM)(c)	5.00%	12/01/2042	105	108,153
Rampart Range Metropolitan District No. 1, Series 2017, Ref. RB, (INS - AGM)(c)	5.00%	12/01/2047	30	30,739
University of Colorado, Series 2017 A-2, Ref. RB	5.00%	06/01/2027	30	31,748
				2,139,014
Connecticut-1.41%
Connecticut (State of), Series 2016 B, Ref. GO Bonds	5.00%	05/15/2027	70	72,143
Connecticut (State of), Series 2016 E, GO Bonds	5.00%	10/15/2027	95	98,729
Connecticut (State of), Series 2017 A, GO Bonds	5.00%	04/15/2027	5	5,269
Connecticut (State of), Series 2017 A, GO Bonds	5.00%	04/15/2032	15	15,636
Connecticut (State of), Series 2018 B, RB	5.00%	10/01/2027	165	175,654
Connecticut (State of), Series 2018 D, Ref. GO Bonds	5.00%	04/15/2027	110	115,915
Connecticut (State of), Series 2018 E, GO Bonds	5.00%	09/15/2027	285	303,105
Connecticut (State of), Series 2018 F, Ref. GO Bonds	5.00%	09/15/2027	85	90,400
Connecticut (State of), Series 2019 A, GO Bonds	5.00%	04/15/2027	15	15,807
Connecticut (State of), Series 2020 A, RB	5.00%	05/01/2027	45	47,467
Connecticut (State of), Series 2021 A, GO Bonds	4.00%	01/15/2027	500	513,327
Connecticut (State of), Series 2021 A, RB	5.00%	05/01/2027	20	21,096
Connecticut (State of), Series 2021 D, RB	5.00%	11/01/2027	40	42,662
Connecticut (State of), Series 2022 A, GO Bonds	4.00%	01/15/2027	20	20,533
Connecticut (State of), Series 2022 D, Ref. GO Bonds	5.00%	09/15/2027	100	106,353
Connecticut (State of), Series 2022 E, GO Bonds	5.00%	11/15/2027	15	16,012
Connecticut (State of), Series 2022 G, Ref. GO Bonds	5.00%	11/15/2027	160	170,796
Connecticut (State of), Series 2023 B, Ref. GO Bonds	5.00%	08/01/2027	50	53,033
Connecticut (State of), Series 2024 A, GO Bonds	5.00%	01/15/2027	5	5,240
Connecticut (State of) (Green Bonds), Series 2017 A, RB	5.00%	05/01/2032	40	41,915
Connecticut (State of) (Green Bonds), Series 2017 A, RB	5.00%	05/01/2033	45	47,112
Connecticut (State of) (Green Bonds), Series 2017 A, RB	5.00%	05/01/2034	35	36,611
Connecticut (State of) (Social Bonds), Series 2021 B, GO Bonds	4.00%	06/01/2027	200	206,358
Connecticut (State of) (Transportation Infrastructure), Series 2016 A, RB	5.00%	09/01/2027	30	31,102
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2027 Municipal Bond ETF (BSMR)—(continued)
November 30, 2024
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Connecticut-(continued)
Connecticut (State of) Health & Educational Facilities Authority (Yale University), Series 1997 S, RB	5.00%	07/01/2027	$160	$169,971
University of Connecticut, Series 2017 A, RB	5.00%	01/15/2029	45	47,089
University of Connecticut, Series 2017 A, RB	5.00%	01/15/2030	50	52,299
University of Connecticut, Series 2017 A, RB	5.00%	01/15/2033	100	104,325
University of Connecticut, Series 2017 A, RB	5.00%	01/15/2034	15	15,632
				2,641,591
Delaware-0.08%
Delaware (State of), Series 2019, GO Bonds	5.00%	02/01/2027	100	105,157
Delaware (State of) Health Facilities Authority (Bayhealth Medical Center), Series 2017 A, Ref. RB	4.00%	07/01/2040	10	10,041
Delaware (State of) Transportation Authority, Series 2020, Ref. RB	5.00%	07/01/2027	40	42,493
				157,691
District of Columbia-2.22%
District of Columbia, Series 2017 A, Ref. GO Bonds	5.00%	06/01/2032	500	524,521
District of Columbia, Series 2017 A, Ref. GO Bonds	5.00%	06/01/2033	80	83,827
District of Columbia, Series 2017 A, Ref. GO Bonds	5.00%	06/01/2034	150	157,052
District of Columbia, Series 2017 A, Ref. GO Bonds	4.00%	06/01/2036	10	10,184
District of Columbia, Series 2017 A, Ref. GO Bonds	5.00%	06/01/2037	180	187,578
District of Columbia, Series 2017 D, GO Bonds	5.00%	06/01/2027	80	84,662
District of Columbia, Series 2017 D, GO Bonds	5.00%	06/01/2029	165	173,723
District of Columbia, Series 2017 D, GO Bonds	5.00%	06/01/2030	75	78,864
District of Columbia, Series 2017 D, GO Bonds	5.00%	06/01/2031	5	5,250
District of Columbia, Series 2017 D, GO Bonds	5.00%	06/01/2032	20	20,981
District of Columbia, Series 2017 D, GO Bonds	4.00%	06/01/2033	25	25,535
District of Columbia, Series 2017 D, GO Bonds	4.00%	06/01/2034	65	66,355
District of Columbia, Series 2017 D, GO Bonds	5.00%	06/01/2038	75	77,989
District of Columbia, Series 2019 A, RB	5.00%	03/01/2027	80	84,181
District of Columbia, Series 2019 C, Ref. RB	5.00%	10/01/2027	40	42,651
District of Columbia, Series 2020 A, RB	5.00%	03/01/2027	20	21,045
District of Columbia, Series 2020 B, Ref. RB	5.00%	10/01/2027	25	26,657
District of Columbia, Series 2021 E, Ref. GO Bonds	5.00%	02/01/2027	50	52,514
District of Columbia, Series 2022 C, Ref. RB	5.00%	12/01/2027	5	5,352
District of Columbia (Catholic University of America (The)), Series 2017 B, RB	5.00%	10/01/2047	300	304,906
District of Columbia (Georgetown University), Series 2017, Ref. RB(a)(b)	5.00%	04/01/2027	10	10,519
District of Columbia (Georgetown University), Series 2017, Ref. RB	5.00%	04/01/2030	30	31,104
District of Columbia Water & Sewer Authority, Series 2017 B, RB	4.00%	10/01/2044	495	497,541
Washington Convention & Sports Authority, Series 2018 A, Ref. RB	5.00%	10/01/2029	20	21,173
Washington Convention & Sports Authority, Series 2018 A, Ref. RB	5.00%	10/01/2030	35	36,974
Washington Metropolitan Area Transit Authority, Series 2017 B, RB	5.00%	07/01/2030	110	115,447
Washington Metropolitan Area Transit Authority, Series 2017 B, RB	5.00%	07/01/2031	540	566,193
Washington Metropolitan Area Transit Authority, Series 2017 B, RB	5.00%	07/01/2035	600	626,833
Washington Metropolitan Area Transit Authority, Series 2017 B, RB	5.00%	07/01/2036	10	10,436
Washington Metropolitan Area Transit Authority, Series 2017 B, RB	5.00%	07/01/2042	175	181,193
Washington Metropolitan Area Transit Authority, Series 2020 A, RB	5.00%	07/15/2027	25	26,490
				4,157,730
Florida-3.67%
Brevard County School District, Series 2017 A, Ref. COP	5.00%	07/01/2031	25	26,206
Brevard County School District, Series 2017 A, Ref. COP	5.00%	07/01/2032	65	68,208
Broward (County of), FL School Board, Series 2019 A, Ref. COP	5.00%	07/01/2027	30	31,684
Central Florida Expressway Authority, Series 2016 B, Ref. RB	5.00%	07/01/2027	10	10,332
Central Florida Expressway Authority, Series 2017, Ref. RB	5.00%	07/01/2037	530	552,552
Central Florida Expressway Authority, Series 2017, Ref. RB	5.00%	07/01/2038	15	15,625
Central Florida Expressway Authority, Series 2017, Ref. RB	5.00%	07/01/2039	165	171,761
Central Florida Expressway Authority, Series 2021, Ref. RB, (INS - AGM)(c)	5.00%	07/01/2027	30	31,692
East Central Regional Wastewater Treatment Facilities Operation Board, Series 2017, Ref. RB	5.00%	10/01/2044	285	295,533
Escambia (County of), FL, Series 2017, RB	5.00%	10/01/2043	100	104,858
Florida (State of), Series 2016 A, Ref. GO Bonds	5.00%	07/01/2027	40	41,520
Florida (State of), Series 2016 A, Ref. RB	5.00%	07/01/2027	45	46,554
Florida (State of), Series 2021 B, Ref. GO Bonds	5.00%	06/01/2027	30	31,718
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2027 Municipal Bond ETF (BSMR)—(continued)
November 30, 2024
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Florida-(continued)
Florida (State of), Series 2022 C, Ref. GO Bonds	5.00%	06/01/2027	$265	$280,179
Florida (State of) (Capital Outlay), Series 2017 C, Ref. GO Bonds	4.00%	06/01/2033	200	203,269
Florida (State of) Department of Management Services, Series 2018 A, Ref. COP	5.00%	11/01/2027	40	42,477
Florida (State of) Department of Transportation, Series 2022 A, Ref. RB	5.00%	07/01/2027	145	153,700
Florida (State of) Higher Educational Facilities Financial Authority, Series 2017, RB	5.00%	03/01/2042	40	40,440
Florida (State of) Higher Educational Facilities Financial Authority (Rollins College), Series 2017, RB	5.00%	03/01/2047	110	110,727
Florida (State of) Municipal Power Agency, Series 2017 A, Ref. RB	5.00%	10/01/2027	80	84,359
Florida (State of) Municipal Power Agency, Series 2018 A, Ref. RB	4.00%	10/01/2030	25	25,639
Gainesville (City of), FL, Series 2017 A, RB(a)	5.00%	10/01/2027	15	15,910
Gainesville (City of), FL, Series 2017 A, RB	5.00%	10/01/2031	75	79,158
Gainesville (City of), FL, Series 2017 A, RB	5.00%	10/01/2032	55	57,995
Gainesville (City of), FL, Series 2017 A, RB	5.00%	10/01/2033	70	73,743
Gainesville (City of), FL, Series 2017 A, RB	5.00%	10/01/2034	175	184,202
Gainesville (City of), FL, Series 2017 A, RB	5.00%	10/01/2035	70	73,582
Gainesville (City of), FL, Series 2017 A, RB	5.00%	10/01/2037	10	10,488
JEA Electric System, Series 2017 B, Ref. RB	5.00%	10/01/2029	410	433,487
JEA Electric System, Series 2017 B, Ref. RB	5.00%	10/01/2030	120	126,618
JEA Electric System, Series 2017 B, Ref. RB	5.00%	10/01/2032	40	41,889
JEA Electric System, Series 2017 B, Ref. RB	4.00%	10/01/2036	5	5,044
JEA Water & Sewer System, Series 2017 A, Ref. RB	5.00%	10/01/2029	100	105,892
Miami (City of) & Dade (County of), FL School Board, Series 2016 B, Ref. COP	5.00%	08/01/2027	20	20,596
Miami Beach (City of), FL, Series 2017, Ref. RB	5.00%	09/01/2047	150	155,223
Miami-Dade (County of), FL, Series 2017 A, RB	4.00%	10/01/2035	75	76,620
Miami-Dade (County of), FL, Series 2017 A, RB	4.00%	10/01/2038	10	10,172
Miami-Dade (County of), FL, Series 2017 A, RB	4.00%	10/01/2039	55	55,782
Miami-Dade (County of), FL, Series 2017 A, RB	4.00%	10/01/2040	140	141,461
Miami-Dade (County of), FL, Series 2017 A, RB	3.38%	10/01/2047	40	35,801
Miami-Dade (County of), FL, Series 2017 B, Ref. RB	5.00%	10/01/2027	45	47,842
Miami-Dade (County of), FL, Series 2017 B, Ref. RB	4.00%	10/01/2034	75	76,669
Miami-Dade (County of), FL, Series 2017 B, Ref. RB	4.00%	10/01/2035	120	122,592
Miami-Dade (County of), FL, Series 2017 B, Ref. RB	4.00%	10/01/2036	50	51,030
Miami-Dade (County of), FL, Series 2017 B, Ref. RB	4.00%	10/01/2037	60	61,148
Miami-Dade (County of), FL, Series 2017 B, Ref. RB	4.00%	10/01/2038	100	101,723
Orange (County of), FL Convention Center, Series 2017, Ref. RB	5.00%	10/01/2027	50	52,990
Orange (County of), FL School Board, Series 2016 B, Ref. COP	5.00%	08/01/2027	310	320,979
Orange (County of), FL School Board, Series 2017, Ref. COP	5.00%	08/01/2027	105	110,952
Orlando (City of), FL Utilities Commission, Series 2020 A, Ref. RB	5.00%	10/01/2027	25	26,579
Palm Beach County School District, Series 2017 A, Ref. COP	5.00%	08/01/2027	395	418,226
Pinellas (County of), FL School Board, Series 2017 A, COP	5.00%	07/01/2041	25	25,917
Polk County School District, Series 2020 A, Ref. COP	5.00%	01/01/2027	150	156,625
Reedy Creek Improvement District, Series 2017 A, GO Bonds	5.00%	06/01/2037	200	207,665
South Broward Hospital District, Series 2017, Ref. RB	4.00%	05/01/2032	50	50,721
South Miami Health Facilities Authority, Inc. (Baptist Health South Florida Obligated Group), Series 2017, Ref. RB	5.00%	08/15/2029	130	136,611
South Miami Health Facilities Authority, Inc. (Baptist Health South Florida Obligated Group), Series 2017, Ref. RB	5.00%	08/15/2032	80	83,501
South Miami Health Facilities Authority, Inc. (Baptist Health South Florida Obligated Group), Series 2017, Ref. RB	4.00%	08/15/2033	15	15,203
South Miami Health Facilities Authority, Inc. (Baptist Health South Florida Obligated Group), Series 2017, Ref. RB	5.00%	08/15/2037	20	20,753
South Miami Health Facilities Authority, Inc. (Baptist Health South Florida Obligated Group), Series 2017, Ref. RB	4.00%	08/15/2042	255	253,095
Tampa (City of) & Hillsborough (County of), FL Expressway Authority, Series 2017, RB	5.00%	07/01/2047	305	312,414
Tampa Bay (City of), FL Water, Series 2016 C, Ref. RB	5.00%	10/01/2027	20	21,246
Volusia (County of), FL Educational Facility Authority (Embry-Riddle), Series 2017, Ref. RB	5.00%	10/15/2047	110	112,953
				6,860,130
Georgia-1.95%
Atlanta (City of), GA, Series 2001 A, RB, (INS - NATL)(c)	5.50%	11/01/2027	50	52,583
Atlanta (City of), GA, Series 2004, RB, (INS - AGM)(c)	5.75%	11/01/2027	45	48,923
Atlanta (City of), GA, Series 2017 A, Ref. RB(a)(b)	5.00%	11/01/2027	10	10,611
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2027 Municipal Bond ETF (BSMR)—(continued)
November 30, 2024
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Georgia-(continued)
Atlanta (City of), GA, Series 2017 A, Ref. RB(a)(b)	5.00%	11/01/2027	$105	$111,411
Atlanta (City of), GA, Series 2017 A, Ref. RB(a)(b)	5.00%	11/01/2027	150	159,159
Atlanta (City of), GA, Series 2017 A, Ref. RB(a)(b)	5.00%	11/01/2027	100	106,106
Atlanta (City of), GA, Series 2017 A, Ref. RB	4.00%	11/01/2036	15	15,131
Atlanta (City of), GA, Series 2018 C, Ref. RB	5.00%	11/01/2027	40	42,651
Atlanta (City of), GA, Series 2018 C, Ref. RB(a)(b)	5.00%	11/01/2027	55	58,358
Atlanta (City of), GA, Series 2018 C, Ref. RB(a)(b)	5.00%	11/01/2027	35	37,137
Atlanta (City of), GA, Series 2018 C, Ref. RB(a)(b)	5.00%	11/01/2027	60	63,664
Atlanta (City of), GA, Series 2018 C, Ref. RB(a)(b)	5.00%	11/01/2027	105	111,411
Atlanta (City of), GA, Series 2018 C, Ref. RB(a)(b)	5.00%	11/01/2027	40	42,442
Atlanta (City of), GA, Series 2018 C, Ref. RB(a)(b)	5.00%	11/01/2027	45	47,748
Atlanta (City of), GA, Series 2018 C, Ref. RB	5.00%	11/01/2029	110	116,782
Atlanta (City of), GA, Series 2018, Ref. RB(a)(b)	5.00%	11/01/2027	55	58,358
Atlanta (City of), GA, Series 2018, Ref. RB(a)(b)	5.00%	11/01/2027	25	26,526
Atlanta (City of), GA Department of Aviation, Series 2020 A, Ref. RB	5.00%	07/01/2027	30	31,692
Clark County School District, Series 2022, GO Bonds	5.00%	09/01/2027	65	69,087
Cobb (County of), GA Kennestone Hospital Authority (Wellstar Health System, Inc.), Series 2017, Ref. RAC	5.00%	04/01/2047	200	203,646
Gainesville (City of) & Hall (County of), GA Hospital Authority (Northeast Georgia Health System, Inc.), Series 2017 A, Ref. RB	5.00%	02/15/2042	155	158,716
Georgia (State of), Series 2016 E, Ref. GO Bonds	5.00%	12/01/2027	390	408,195
Georgia (State of), Series 2016 F, Ref. GO Bonds	5.00%	01/01/2027	540	566,198
Georgia (State of), Series 2016 F, Ref. GO Bonds	5.00%	07/01/2027	10	10,491
Georgia (State of), Series 2016 F, Ref. GO Bonds	5.00%	07/01/2028	125	131,146
Georgia (State of), Series 2017 A-1, GO Bonds	5.00%	02/01/2027	40	42,020
Georgia (State of), Series 2019 A, GO Bonds	5.00%	07/01/2027	40	42,421
Georgia (State of), Series 2020 A, GO Bonds	5.00%	08/01/2027	270	286,878
Georgia (State of) (Bid Group 1), Series 2023 A, GO Bonds	5.00%	07/01/2027	20	21,210
Georgia (State of) (Tranche 2), Series 2016 A, GO Bonds	5.00%	02/01/2027	30	30,807
Georgia (State of) Road & Tollway Authority (Garvee), Series 2020, RB	5.00%	06/01/2027	35	36,987
Gwinnett (County of), GA Development Authority, Series 2017, Ref. RB	5.00%	07/01/2040	20	20,552
Gwinnett County School District, Series 2022 B, GO Bonds	5.00%	08/01/2027	440	467,271
Richmond (County of), GA Board of Education, Series 2023, GO Bonds	5.00%	10/01/2027	5	5,317
				3,641,635
Hawaii-0.84%
Hawaii (State of), Series 2016 FB, GO Bonds	5.00%	04/01/2027	235	242,054
Hawaii (State of), Series 2016 FE, Ref. GO Bonds	5.00%	10/01/2027	15	15,611
Hawaii (State of), Series 2016 FH, Ref. GO Bonds	5.00%	10/01/2027	10	10,407
Hawaii (State of), Series 2017 FK, GO Bonds	5.00%	05/01/2027	35	36,969
Hawaii (State of), Series 2017 FK, GO Bonds	5.00%	05/01/2029	60	63,239
Hawaii (State of), Series 2017 FK, GO Bonds	4.00%	05/01/2031	190	194,920
Hawaii (State of), Series 2017 FK, GO Bonds	5.00%	05/01/2033	60	62,824
Hawaii (State of), Series 2017 FK, GO Bonds	4.00%	05/01/2036	15	15,210
Hawaii (State of), Series 2017 FN, Ref. GO Bonds	5.00%	10/01/2027	50	53,313
Hawaii (State of), Series 2017 FN, Ref. GO Bonds	5.00%	10/01/2030	410	434,075
Hawaii (State of), Series 2017 FN, Ref. GO Bonds	5.00%	10/01/2031	20	21,141
Hawaii (State of), Series 2018 FT, GO Bonds	5.00%	01/01/2027	80	83,864
Honolulu (City & County of), HI, Series 2022 A, Ref. GO Bonds	5.00%	11/01/2027	60	64,045
Honolulu (City & County of), HI (Honolulu Rail Transit), Series 2019, GO Bonds	5.00%	09/01/2027	25	26,586
Honolulu (City & County of), HI (Honolulu Rail Transit), Series 2020 B, Ref. GO Bonds	5.00%	03/01/2027	210	220,833
Honolulu (City & County of), HI (Honolulu Rail Transit), Series 2021 E, GO Bonds	5.00%	03/01/2027	20	21,032
				1,566,123
Idaho-0.07%
Idaho (State of) Housing & Finance Association, Series 2017 A, Ref. RAC	5.00%	07/15/2027	90	95,225
Idaho State Building Authority, Series 2017 A, RB(a)(b)	4.00%	09/01/2027	30	31,056
				126,281
Illinois-6.73%
Chicago (City of), IL, Series 2017 A, Ref. GO Bonds	6.00%	01/01/2038	200	207,404
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2027 Municipal Bond ETF (BSMR)—(continued)
November 30, 2024
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Illinois-(continued)
Chicago (City of), IL, Series 2017, Ref. RB	5.00%	11/01/2029	$5	$5,278
Chicago (City of), IL, Series 2017-2, Ref. RB, (INS - AGM)(c)	5.00%	11/01/2030	500	527,255
Chicago (City of), IL, Series 2017-2, Ref. RB, (INS - AGM)(c)	5.00%	11/01/2033	600	630,380
Chicago (City of), IL, Series 2017-2, Ref. RB, (INS - AGM)(c)	5.00%	11/01/2034	430	451,371
Chicago (City of), IL, Series 2017-2, Ref. RB, (INS - AGM)(c)	5.00%	11/01/2035	150	156,214
Chicago (City of), IL, Series 2017-2, Ref. RB, (INS - AGM)(c)	5.00%	11/01/2036	10	10,468
Chicago (City of), IL, Series 2020 A, Ref. GO Bonds	5.00%	01/01/2027	125	128,882
Chicago (City of), IL (O’Hare International Airport), Series 2016 C, Ref. RB	5.00%	01/01/2027	15	15,315
Chicago (City of), IL (O’Hare International Airport), Series 2017 B, Ref. RB	5.00%	01/01/2033	25	25,843
Chicago (City of), IL (O’Hare International Airport), Series 2017 B, Ref. RB	5.00%	01/01/2034	125	129,127
Chicago (City of), IL (O’Hare International Airport), Series 2017 B, Ref. RB	5.00%	01/01/2035	15	15,482
Chicago (City of), IL (O’Hare International Airport), Series 2017 B, Ref. RB	5.00%	01/01/2036	405	417,565
Chicago (City of), IL (O’Hare International Airport), Series 2017 B, Ref. RB	5.00%	01/01/2037	45	46,353
Chicago (City of), IL (O’Hare International Airport), Series 2017 B, Ref. RB	5.00%	01/01/2038	350	360,129
Chicago (City of), IL (O’Hare International Airport), Series 2017 B, Ref. RB	5.00%	01/01/2039	70	71,889
Chicago (City of), IL (O’Hare International Airport), Series 2017 C, Ref. RB	5.00%	01/01/2041	245	250,994
Chicago (City of), IL (O’Hare International Airport), Series 2017 D, RB	5.25%	01/01/2032	25	26,036
Chicago (City of), IL (O’Hare International Airport), Series 2017 D, RB	5.25%	01/01/2033	15	15,608
Chicago (City of), IL (O’Hare International Airport), Series 2017 D, RB	5.25%	01/01/2035	35	36,363
Chicago (City of), IL (O’Hare International Airport), Series 2017 D, RB	5.25%	01/01/2036	35	36,324
Chicago (City of), IL (O’Hare International Airport), Series 2017 D, RB	5.25%	01/01/2037	70	72,580
Chicago (City of), IL (O’Hare International Airport), Series 2017 D, RB	5.00%	01/01/2047	135	137,602
Chicago (City of), IL (O’Hare International Airport), Series 2017 D, RB	5.00%	01/01/2052	320	325,435
Chicago (City of), IL (O’Hare International Airport), Series 2017 F, RB, (INS - BAM)(c)	4.25%	01/01/2047	165	165,441
Chicago (City of), IL Board of Education, Series 2017, RB	5.75%	04/01/2033	100	104,462
Chicago (City of), IL Board of Education, Series 2017, RB	5.00%	04/01/2042	480	484,822
Chicago (City of), IL Board of Education, Series 2017, RB	5.00%	04/01/2046	210	211,267
Chicago (City of), IL Board of Education, Series 2018 A, Ref. GO Bonds, (INS - AGM)(c)	5.00%	12/01/2027	100	104,470
Chicago (City of), IL Metropolitan Water Reclamation District, Series 2016 A, Ref. GO Bonds	5.00%	12/01/2027	60	62,387
Chicago (City of), IL Park District, Series 2023 C, Ref. GO Bonds	5.00%	01/01/2027	65	67,617
Chicago (City of), IL Transit Authority (FTA Section 5307 Urbanized Area Formula Funds), Series 2021, Ref. RB	5.00%	06/01/2027	35	36,521
Cook (County of), IL, Series 2017, Ref. RB	5.00%	11/15/2033	100	105,704
Cook (County of), IL, Series 2017, Ref. RB	4.00%	11/15/2034	95	96,401
Cook (County of), IL, Series 2017, Ref. RB	5.00%	11/15/2038	5	5,252
Cook (County of), IL, Series 2018, Ref. RB	5.00%	11/15/2033	85	89,848
Cook (County of), IL, Series 2018, Ref. RB	4.00%	11/15/2038	25	25,204
Cook (County of), IL, Series 2021 A, Ref. GO Bonds	5.00%	11/15/2027	30	31,805
Cook (County of), IL, Series 2021 B, Ref. GO Bonds	4.00%	11/15/2027	150	154,334
Illinois (State of), Series 2016, Ref. GO Bonds	5.00%	02/01/2027	100	104,021
Illinois (State of), Series 2016, Ref. GO Bonds, (INS - AGM)(c)	4.00%	02/01/2031	275	278,684
Illinois (State of), Series 2016, Ref. GO Bonds, (INS - AGM)(c)	4.00%	02/01/2032	100	100,824
Illinois (State of), Series 2017 A, GO Bonds	5.00%	12/01/2031	50	52,233
Illinois (State of), Series 2017 A, GO Bonds	5.00%	12/01/2032	500	521,535
Illinois (State of), Series 2017 C, GO Bonds	5.00%	11/01/2029	385	402,825
Illinois (State of), Series 2017 D, GO Bonds	5.00%	11/01/2027	470	495,077
Illinois (State of), Series 2018 A, GO Bonds	6.00%	05/01/2027	15	16,023
Illinois (State of), Series 2019 A, GO Bonds	5.00%	11/01/2027	5	5,268
Illinois (State of), Series 2021 A, GO Bonds	5.00%	12/01/2027	15	15,826
Illinois (State of), Series 2022 B, Ref. GO Bonds	5.00%	03/01/2027	45	46,875
Illinois (State of) Finance Authority, Series 2016 C, Ref. RB	5.00%	02/15/2041	1,000	1,024,609
Illinois (State of) Finance Authority (Ascension Health), Series 2016 C, Ref. RB	5.00%	02/15/2030	145	151,301
Illinois (State of) Finance Authority (Ascension Health), Series 2016 C, Ref. RB	5.00%	02/15/2032	30	31,221
Illinois (State of) Finance Authority (Ascension Health), Series 2016 C, Ref. RB	4.00%	02/15/2033	545	552,009
Illinois (State of) Finance Authority (Ascension Health), Series 2016 C, Ref. RB	5.00%	02/15/2033	40	41,576
Illinois (State of) Finance Authority (Ascension Health), Series 2016 C, Ref. RB	3.75%	02/15/2034	230	230,343
Illinois (State of) Finance Authority (Ascension Health), Series 2016 C, Ref. RB	5.00%	02/15/2036	150	155,412
Illinois (State of) Finance Authority (Clean Water Initiative), Series 2017, RB	5.00%	01/01/2027	140	146,647
Illinois (State of) Finance Authority (Clean Water Initiative), Series 2017, RB	5.00%	01/01/2030	35	36,517
Illinois (State of) Finance Authority (Clean Water Initiative), Series 2017, RB	5.00%	07/01/2030	95	99,069
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2027 Municipal Bond ETF (BSMR)—(continued)
November 30, 2024
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Illinois-(continued)
Illinois (State of) Finance Authority (Clean Water Initiative), Series 2017, RB	5.00%	07/01/2031	$30	$31,181
Illinois (State of) Finance Authority (Clean Water Initiative), Series 2017, RB	5.00%	07/01/2033	125	129,605
Illinois (State of) Finance Authority (Clean Water Initiative), Series 2017, RB	5.00%	07/01/2034	285	295,213
Illinois (State of) Finance Authority (Clean Water Initiative), Series 2017, RB	5.00%	07/01/2036	75	77,560
Illinois (State of) Finance Authority (Edward-Elmhurst Healthcare), Series 2017 A, Ref. RB(a)(b)	5.00%	01/01/2027	50	52,363
Illinois (State of) Finance Authority (Edward-Elmhurst Healthcare), Series 2017 A, Ref. RB(a)(b)	5.00%	01/01/2027	5	5,236
Illinois (State of) Finance Authority (Edward-Elmhurst Healthcare), Series 2017, Ref. RB(a)(b)	4.00%	01/01/2027	45	46,222
Illinois (State of) Finance Authority (Edward-Elmhurst Healthcare), Series 2017, Ref. RB(a)(b)	5.00%	01/01/2027	85	89,018
Illinois (State of) Finance Authority (Rosalind Franklin University), Series 2017, Ref. RB	5.00%	08/01/2047	100	101,028
Illinois (State of) Finance Authority (Southern Illinois Healthcare), Series 2017, RB	5.00%	03/01/2047	600	606,491
Illinois (State of) Finance Authority (The University of Chicago), Series 2018 A, RB	5.00%	10/01/2048	25	25,647
Illinois (State of) Metropolitan Pier & Exposition Authority (McCormick Place Expansion), Series 2023, Ref. RB	5.00%	12/15/2027	40	42,187
Illinois (State of) Toll Highway Authority, Series 2019 B, Ref. RB	5.00%	01/01/2027	200	209,040
Illinois (State of) Toll Highway Authority, Series 2019, Ref. RB	5.00%	01/01/2027	135	141,102
Kane McHenry Cook & De Kalb Counties Unit School District No. 300, Series 2017, Ref. GO Bonds	5.00%	01/01/2029	60	63,162
Macon County School District No. 61 Decatur, Series 2020 C, Ref. GO Bonds, (INS - AGM)(c)	4.00%	01/01/2040	200	201,121
Sales Tax Securitization Corp., Series 2020 A, Ref. RB	5.00%	01/01/2027	90	93,864
Sales Tax Securitization Corp., Series 2021 A, Ref. RB	5.00%	01/01/2027	10	10,429
Will & Kendall Counties Community Consolidated School District 202 Plainfield, Series 2018 A, Ref. GO Bonds	4.00%	01/01/2027	30	30,637
				12,604,433
Indiana-0.34%
Indiana (State of) Finance Authority, Series 2016 C, Ref. RB	5.00%	06/01/2027	165	172,252
Indiana (State of) Finance Authority (Franciscan Alliance, Inc.), Series 2017 B, RB	5.00%	11/01/2029	135	142,280
Indiana (State of) Finance Authority (Franciscan Alliance, Inc.), Series 2017 B, RB	5.00%	11/01/2030	15	15,788
Indiana (State of) Finance Authority (Franciscan Alliance, Inc.), Series 2017 C, Ref. RB	5.00%	11/01/2032	20	21,015
Indiana (State of) Finance Authority (Franciscan Alliance, Inc.), Series 2017 C, Ref. RB	4.00%	11/01/2033	15	15,237
Indiana (State of) Finance Authority (Franciscan Alliance, Inc.), Series 2017 C, Ref. RB	4.00%	11/01/2034	80	81,149
Indiana (State of) Finance Authority (Green Bonds), Series 2016 E, Ref. RB	5.00%	02/01/2027	80	82,842
Indiana (State of) Finance Authority (Green Bonds), Series 2018 A, RB	5.00%	02/01/2027	25	26,235
Indiana (State of) Finance Authority (Green Bonds), Series 2019 A, RB	5.00%	02/01/2027	25	26,235
Indianapolis (City of), IN Department of Public Utilities, Series 2016 B, Ref. RB	5.00%	10/01/2027	40	41,490
Indianapolis (City of), IN Department of Public Utilities, Series 2017 A, Ref. RB	5.00%	08/15/2027	10	10,600
				635,123
Iowa-0.24%
Iowa (State of), Series 2016 A, Ref. RB	5.00%	06/01/2027	70	72,238
Iowa (State of) Finance Authority (Green Bonds), Series 2017, Ref. RB	5.00%	08/01/2027	250	265,163
Iowa (State of) Finance Authority (Green Bonds), Series 2017, Ref. RB	5.00%	08/01/2029	20	21,132
Iowa (State of) Finance Authority (Green Bonds), Series 2017, Ref. RB	5.00%	08/01/2030	85	89,698
				448,231
Kansas-0.29%
Butler (County of), KS Unified School District No. 385 (Andover), Series 2017, Ref. GO Bonds(a)(b)	5.00%	09/01/2027	15	15,923
Butler (County of), KS Unified School District No. 385 (Andover), Series 2017, Ref. GO Bonds(a)(b)	5.00%	09/01/2027	75	79,614
Butler (County of), KS Unified School District No. 385 (Andover), Series 2017, Ref. GO Bonds(a)(b)	5.00%	09/01/2027	10	10,615
Johnson (County of), KS Public Building Commission (Courthouse & Medical Examiners), Series 2018 A, RB	4.00%	09/01/2027	10	10,204
Kansas (State of) Department of Transportation, Series 2017 A, RB	5.00%	09/01/2035	75	78,720
Riley County Unified School District No. 383 Manhattan-Ogden, Series 2018 A, GO Bonds(a)(b)	5.00%	09/01/2027	80	85,030
University of Kansas Hospital Authority (KS Health System), Series 2017 A, Ref. RB	5.00%	03/01/2047	250	254,901
				535,007
Kentucky-0.61%
Kentucky (Commonwealth of) Economic Development Finance Authority (Baptist Healthcare System), Series 2017 B, RB	4.13%	08/15/2041	320	321,405
Kentucky (Commonwealth of) Economic Development Finance Authority (Owensboro Health, Inc.), Series 2017 A, Ref. RB	5.00%	06/01/2037	150	153,132
Kentucky (Commonwealth of) Economic Development Finance Authority (Owensboro Health, Inc.), Series 2017 A, Ref. RB	5.25%	06/01/2041	20	20,415
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2027 Municipal Bond ETF (BSMR)—(continued)
November 30, 2024
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Kentucky-(continued)
Kentucky (Commonwealth of) Economic Development Finance Authority (Owensboro Health, Inc.), Series 2017 A, Ref. RB	5.00%	06/01/2045	$5	$5,052
Kentucky (Commonwealth of) Economic Development Finance Authority (Owensboro Health, Inc.), Series 2017 A, Ref. RB, (INS - AGM)(c)	4.00%	06/01/2037	135	135,648
Kentucky (Commonwealth of) Economic Development Finance Authority (Owensboro Health, Inc.), Series 2017 B, Ref. RB, (INS - AGM)(c)	4.00%	06/01/2037	50	50,240
Kentucky (Commonwealth of) Property & Building Commission (No. 112), Series 2016 B, Ref. RB	5.00%	11/01/2027	250	259,720
Kentucky (Commonwealth of) Property & Building Commission (No. 115), Series 2017, RB	5.00%	04/01/2037	15	15,583
Kentucky (Commonwealth of) Property & Building Commission (No. 115), Series 2017, RB	5.00%	04/01/2038	30	31,125
Kentucky (Commonwealth of) Property & Building Commission (No. 130), Series 2024 B, Ref. RB	5.00%	11/01/2027	30	31,892
Kentucky (Commonwealth of) Turnpike Authority (Revitalization), Series 2016 A, Ref. RB	5.00%	07/01/2027	70	72,068
Kentucky (Commonwealth of) Turnpike Authority (Revitalizaton), Series 2017 B, Ref. RB	5.00%	07/01/2027	45	47,596
				1,143,876
Louisiana-1.04%
Jefferson (Parish of), LA Sales Tax District, Series 2017 B, RB, (INS - AGM)(c)	5.00%	12/01/2042	50	51,702
Lafayette (Parish of), LA School Board, Series 2018, RB(a)(b)	5.00%	04/01/2027	25	26,269
Louisiana (State of), Series 2016 B, Ref. GO Bonds	5.00%	08/01/2027	100	103,509
Louisiana (State of), Series 2017 B, GO Bonds	5.00%	10/01/2029	120	126,668
Louisiana (State of), Series 2017 B, GO Bonds	4.00%	10/01/2035	65	65,858
Louisiana (State of), Series 2017 B, GO Bonds	4.00%	10/01/2036	50	50,557
Louisiana (State of), Series 2023 A, Ref. GO Bonds	5.00%	02/01/2027	5	5,247
Louisiana (State of) (Garvee), Series 2019 A, RB	5.00%	09/01/2027	170	180,457
Louisiana (State of) (Garvee), Series 2023, RB	5.00%	09/01/2027	35	37,153
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (Louisiana Insurance Guaranty Association Project), Series 2022, RB	5.00%	08/15/2030	75	78,207
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (Louisiana Insurance Guaranty Association Project), Series 2022, RB	5.00%	08/15/2031	120	124,914
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (Louisiana Insurance Guaranty Association Project), Series 2022, RB	5.00%	08/15/2034	70	72,627
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (Louisiana Insurance Guaranty Association Project), Series 2022, RB	5.00%	08/15/2037	40	41,310
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (Ragin Cajun Facilities, Inc.), Series 2018, RB, (INS - AGM)(c)	5.00%	10/01/2048	150	152,936
Louisiana (State of) Public Facilities Authority (Franciscan Missionaries of Our Lady Health System), Series 2017 A, RB	5.00%	07/01/2047	5	5,092
Louisiana (State of) Public Facilities Authority (Ochsner Clinic Foundation), Series 2017, Ref. RB	4.00%	05/15/2037	245	246,257
Louisiana (State of) Public Facilities Authority (Ochsner Clinic Foundation), Series 2017, Ref. RB	5.00%	05/15/2042	345	353,310
Louisiana (State of) Public Facilities Authority (Ochsner Clinic Foundation), Series 2017, Ref. RB	5.00%	05/15/2046	70	71,394
Shreveport (City of), LA, Series 2017 A, RB, (INS - AGM)(c)	5.00%	12/01/2041	150	155,032
				1,948,499
Maryland-2.33%
Baltimore (City of), MD (Wastewater), Series 2017 A, RB	5.00%	07/01/2046	500	511,018
Howard (County of), MD, Series 2017 B, Ref. GO Bonds	5.00%	02/15/2027	25	26,280
Maryland (State of), Second Series 2018 B, GO Bonds	5.00%	08/01/2027	15	15,934
Maryland (State of), Second Series 2020 B, Ref. GO Bonds	5.00%	08/01/2027	20	21,245
Maryland (State of), Series 2017 A, GO Bonds	5.00%	03/15/2027	55	57,925
Maryland (State of), Series 2017 A, GO Bonds	5.00%	08/01/2027	75	79,668
Maryland (State of), Series 2017 A, GO Bonds	5.00%	03/15/2029	160	168,247
Maryland (State of), Series 2017 A, GO Bonds	5.00%	08/01/2029	20	21,192
Maryland (State of), Series 2017 A, GO Bonds	4.00%	08/01/2030	10	10,266
Maryland (State of), Series 2017 A, GO Bonds	5.00%	03/15/2031	105	110,038
Maryland (State of), Series 2018 A, GO Bonds	5.00%	03/15/2027	165	173,776
Maryland (State of) (Bidding Group 1), Second Series 2019 A, GO Bonds	5.00%	08/01/2027	620	658,592
Maryland (State of) (Bidding Group 1), Series 2021 A, GO Bonds	5.00%	03/01/2027	40	42,090
Maryland (State of) Department of Transportation, Series 2017, RB	5.00%	09/01/2027	125	132,963
Maryland (State of) Department of Transportation, Series 2017, RB	5.00%	09/01/2030	25	26,474
Maryland (State of) Department of Transportation, Series 2019, RB	5.00%	10/01/2027	35	37,299
Maryland (State of) Department of Transportation, Series 2019, RB	4.00%	10/01/2032	40	40,697
Maryland (State of) Department of Transportation, Series 2021 A, RB	5.00%	10/01/2027	145	154,526
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2027 Municipal Bond ETF (BSMR)—(continued)
November 30, 2024
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Maryland-(continued)
Maryland (State of) Department of Transportation, Series 2021 B, Ref. RB	5.00%	12/01/2027	$5	$5,349
Maryland (State of) Department of Transportation, Series 2022 B, Ref. RB	5.00%	12/01/2027	5	5,349
Maryland (State of) Department of Transportation (Second Issue), Series 2018, RB	5.00%	10/01/2027	70	72,909
Maryland (State of) Health & Higher Educational Facilities Authority (Goucher College), Series 2017 A, Ref. RB	5.00%	07/01/2044	135	135,153
Maryland (State of) Health & Higher Educational Facilities Authority (MedStar Health), Series 2017 A, RB	5.00%	05/15/2045	115	117,958
Maryland (State of) Health & Higher Educational Facilities Authority (University of Maryland Medical System), Series 2017 B, Ref. RB	3.75%	07/01/2036	715	718,668
Maryland (State of) Health & Higher Educational Facilities Authority (University of Maryland Medical System), Series 2017 B, Ref. RB	4.00%	07/01/2039	15	15,130
Maryland (State of) Transportation Authority, Series 2021 A, Ref. RB	5.00%	07/01/2027	10	10,585
Montgomery (County of), MD, Series 2019 A, GO Bonds	5.00%	11/01/2027	25	26,707
Montgomery (County of), MD, Series 2020 A, GO Bonds	4.00%	08/01/2027	265	274,507
Prince George’s (County of), MD, Series 2019 A, GO Bonds	5.00%	07/15/2027	640	679,158
Washington (State of) Suburban Sanitary Commission, Series 2017, Ref. RB	3.00%	06/01/2027	10	10,035
				4,359,738
Massachusetts-3.11%
Massachusetts (Commonwealth of), Series 2005, Ref. RB, (INS - NATL)(c)	5.50%	01/01/2027	65	68,658
Massachusetts (Commonwealth of), Series 2015 A, Ref. GO Bonds	5.00%	07/01/2027	10	10,613
Massachusetts (Commonwealth of), Series 2016 A, Ref. GO Bonds	5.00%	07/01/2027	10	10,359
Massachusetts (Commonwealth of), Series 2016 A, Ref. RB	5.00%	06/01/2027	50	51,732
Massachusetts (Commonwealth of), Series 2016 B, Ref. GO Bonds	5.00%	07/01/2027	300	318,385
Massachusetts (Commonwealth of), Series 2017 A, GO Bonds	5.00%	04/01/2032	190	199,027
Massachusetts (Commonwealth of), Series 2017 A, GO Bonds	5.00%	04/01/2034	555	580,376
Massachusetts (Commonwealth of), Series 2017 A, GO Bonds	5.00%	04/01/2037	5	5,212
Massachusetts (Commonwealth of), Series 2017 A, GO Bonds	5.00%	04/01/2042	150	155,030
Massachusetts (Commonwealth of), Series 2017 A, GO Bonds	5.00%	04/01/2047	200	205,775
Massachusetts (Commonwealth of), Series 2017 A, GO Bonds	5.25%	04/01/2047	500	518,789
Massachusetts (Commonwealth of), Series 2017 A, Ref. RB	5.00%	06/01/2031	40	42,588
Massachusetts (Commonwealth of), Series 2017 A, Ref. RB	5.00%	06/01/2043	90	93,836
Massachusetts (Commonwealth of), Series 2017 B, GO Bonds	5.00%	04/01/2037	60	62,539
Massachusetts (Commonwealth of), Series 2017 C, Ref. GO Bonds	5.00%	10/01/2027	65	69,381
Massachusetts (Commonwealth of), Series 2017 D, Ref. GO Bonds	5.00%	07/01/2027	50	53,064
Massachusetts (Commonwealth of), Series 2017 E, GO Bonds	5.00%	11/01/2031	70	74,164
Massachusetts (Commonwealth of), Series 2017 E, GO Bonds	4.00%	11/01/2032	10	10,206
Massachusetts (Commonwealth of), Series 2017 E, Ref. GO Bonds	5.00%	11/01/2027	40	42,778
Massachusetts (Commonwealth of), Series 2017 F, GO Bonds	5.00%	11/01/2041	200	208,604
Massachusetts (Commonwealth of), Series 2017 F, GO Bonds	5.00%	11/01/2044	30	31,167
Massachusetts (Commonwealth of), Series 2017 F, GO Bonds	5.00%	11/01/2045	40	41,512
Massachusetts (Commonwealth of), Series 2018 B, Ref. GO Bonds	5.00%	07/01/2027	205	217,563
Massachusetts (Commonwealth of), Series 2019 A, Ref. GO Bonds	5.00%	01/01/2027	75	78,685
Massachusetts (Commonwealth of), Series 2019 F, GO Bonds	5.00%	05/01/2027	150	158,583
Massachusetts (Commonwealth of), Series 2019 G, GO Bonds	5.00%	09/01/2027	30	31,960
Massachusetts (Commonwealth of) (Rail Enhancement & Accelerated Bridge Program), Series 2017 A, RB	5.00%	06/01/2042	75	77,819
Massachusetts (Commonwealth of) Bay Transportation Authority, Series 2005 A, RB	5.00%	07/01/2027	500	531,287
Massachusetts (Commonwealth of) Bay Transportation Authority, Series 2016 A, Ref. RB	5.00%	07/01/2027	800	829,389
Massachusetts (Commonwealth of) Development Finance Agency (Boston Medical Center), Series 2017 T, Ref. RB	4.00%	07/01/2042	205	205,786
Massachusetts (Commonwealth of) Development Finance Agency (Boston Medical Center), Series 2017, Ref. RB	5.00%	07/01/2042	100	104,116
Massachusetts (Commonwealth of) Development Finance Agency (Boston Medical Center), Series 2020 A-2, Ref. RB	5.00%	07/01/2027	5	5,290
Massachusetts (Commonwealth of) Development Finance Agency (Caregroup), Series 2016 I, Ref. RB	5.00%	07/01/2027	465	477,363
Massachusetts (Commonwealth of) Development Finance Agency (Emerson College), Series 2016 A, RB	5.00%	01/01/2047	130	130,879
Massachusetts (Commonwealth of) Development Finance Agency (Harvard University), Series 2020 A, Ref. RB	5.00%	10/15/2027	40	42,849
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2027 Municipal Bond ETF (BSMR)—(continued)
November 30, 2024
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Massachusetts-(continued)
Massachusetts (Commonwealth of) Development Finance Agency (Sterling and Francine Clark Art Institute), Series 2016, Ref. RB	4.00%	07/01/2041	$10	$10,025
Massachusetts (Commonwealth of) Transportation Trust Fund (Contract Assistance), Series 2018, Ref. RB	5.00%	01/01/2027	10	10,485
Massachusetts (Commonwealth of) Water Resources Authority, Series 2007 B, Ref. RB, (INS - AGM)(c)	5.25%	08/01/2027	25	26,796
Massachusetts (Commonwealth of) Water Resources Authority (Green Bonds), Series 2017 C, Ref. RB	5.00%	08/01/2032	20	21,126
University of Massachusetts Building Authority, Series 2017, Ref. RB	5.00%	11/01/2030	5	5,329
				5,819,125
Michigan-1.09%
Great Lakes Water Authority, Series 2016 C, Ref. RB	5.00%	07/01/2027	95	98,113
Great Lakes Water Authority, Series 2018 A, Ref. RB	5.00%	07/01/2027	30	31,669
Great Lakes Water Authority, Series 2024 A, Ref. RB	5.00%	07/01/2027	20	21,128
Great Lakes Water Authority, Series 2024 A, Ref. RB	5.00%	07/01/2027	35	36,974
Karegnondi Water Authority (Genesee, Lapeer and Sanilac Counties), Series 2018, Ref. RB	5.00%	11/01/2045	165	169,364
Macomb (County of), MI Interceptor Drain Drainage District, Series 2017 A, Ref. RB	5.00%	05/01/2042	180	186,738
Michigan (State of), Series 2017 A, Ref. GO Bonds	5.00%	05/01/2027	15	15,822
Michigan (State of), Series 2020 B, RB	5.00%	11/15/2027	90	96,205
Michigan (State of) (Garvee), Series 2016, Ref. RB	5.00%	03/15/2027	245	257,473
Michigan (State of) Finance Authority (Trinity Health Credit Group), Series 2017 A, Ref. RB	5.00%	12/01/2034	245	256,346
Michigan (State of) Finance Authority (Trinity Health Credit Group), Series 2017 A, Ref. RB	5.00%	12/01/2037	155	161,340
Michigan (State of) Finance Authority (Trinity Health Credit Group), Series 2017 MI, Ref. RB	5.00%	12/01/2031	50	52,106
Michigan (State of) Finance Authority (Trinity Health Credit Group), Series 2017, Ref. RB	5.00%	12/01/2027	10	10,617
Michigan (State of) Finance Authority (Trinity Health Credit Group), Series 2017, Ref. RB	5.00%	12/01/2035	170	177,360
Michigan (State of) Finance Authority (Trinity Health Credit Group), Series 2017, Ref. RB	4.00%	12/01/2036	155	155,592
Michigan (State of) Hospital Finance Authority (Trinity Health Credit Group), Series 2008, Ref. RB	5.00%	12/01/2032	120	125,651
University of Michigan, Series 2017 A, Ref. RB(a)(b)	5.00%	04/01/2027	35	36,818
University of Michigan, Series 2017 A, Ref. RB	5.00%	04/01/2029	50	52,571
Wayne (County of), MI Airport Authority (Detroit Metropolitan Airport), Series 2017 A, RB	5.00%	12/01/2047	100	102,675
				2,044,562
Minnesota-0.98%
Metropolitan Council, Series 2021 C, GO Bonds	5.00%	12/01/2027	90	95,927
Minneapolis & St. Paul (Cities of), MN Metropolitan Airports Commission, Series 2016 A, Ref. RB	5.00%	01/01/2027	30	31,356
Minneapolis & St. Paul (Cities of), MN Metropolitan Airports Commission, Series 2016 A, Ref. RB	5.00%	01/01/2029	10	10,422
Minneapolis & St. Paul (Cities of), MN Metropolitan Airports Commission, Series 2016 A, Ref. RB	5.00%	01/01/2030	10	10,418
Minneapolis & St. Paul (Cities of), MN Metropolitan Airports Commission, Series 2016 A, Ref. RB	5.00%	01/01/2031	20	20,823
Minneapolis & St. Paul (Cities of), MN Metropolitan Airports Commission, Series 2016 A, Ref. RB	5.00%	01/01/2032	50	52,007
Minneapolis & St. Paul (Cities of), MN Metropolitan Airports Commission, Series 2023 A, Ref. RB	5.00%	01/01/2027	20	20,904
Minnesota (State of), Series 2017 A, GO Bonds	5.00%	10/01/2027	70	74,639
Minnesota (State of), Series 2017 A, GO Bonds	5.00%	10/01/2030	20	21,300
Minnesota (State of), Series 2017 A, GO Bonds	5.00%	10/01/2031	20	21,266
Minnesota (State of), Series 2017 A, GO Bonds	5.00%	10/01/2032	640	679,708
Minnesota (State of), Series 2017 D, Ref. GO Bonds	5.00%	10/01/2027	50	53,313
Minnesota (State of), Series 2018 A, GO Bonds	5.00%	08/01/2027	35	37,179
Minnesota (State of), Series 2019 A, GO Bonds	5.00%	08/01/2027	295	313,362
Minnesota (State of), Series 2020 A, GO Bonds	5.00%	08/01/2027	50	53,112
Minnesota (State of), Series 2021 A, GO Bonds	5.00%	09/01/2027	10	10,642
Minnesota (State of), Series 2021 B, GO Bonds	5.00%	09/01/2027	40	42,570
Minnesota (State of), Series 2022 A, GO Bonds	5.00%	08/01/2027	25	26,556
Minnesota (State of), Series 2023 D, Ref. GO Bonds	5.00%	08/01/2027	25	26,556
Minnesota (State of) Higher Education Facilities Authority (Gustavus Adolphus College), Series 2017, Ref. RB	5.00%	10/01/2047	20	20,375
Minnesota (State of) Public Facilities Authority, Series 2023 A, RB	5.00%	03/01/2027	150	157,838
University of Minnesota, Series 2017 B, Ref. RB	5.00%	12/01/2030	45	47,664
University of Minnesota, Series 2017 B, Ref. RB	5.00%	12/01/2031	10	10,575
				1,838,512
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2027 Municipal Bond ETF (BSMR)—(continued)
November 30, 2024
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Mississippi-0.89%
Mississippi (State of), Series 2017 A, Ref. GO Bonds	5.00%	10/01/2027	$125	$133,107
Mississippi (State of), Series 2017 A, Ref. GO Bonds(a)(b)	5.00%	10/01/2027	160	170,377
Mississippi (State of), Series 2017 A, Ref. GO Bonds(a)(b)	5.00%	10/01/2027	85	90,512
Mississippi (State of), Series 2017 A, Ref. GO Bonds(a)(b)	5.00%	10/01/2027	85	90,513
Mississippi (State of), Series 2017 A, Ref. GO Bonds(a)(b)	5.00%	10/01/2027	75	79,864
Mississippi (State of), Series 2017 A, Ref. GO Bonds	5.00%	10/01/2029	35	37,119
Mississippi (State of), Series 2017 A, Ref. GO Bonds	5.00%	10/01/2030	1,010	1,070,383
				1,671,875
Missouri-0.42%
Metropolitan St. Louis Sewer District, Series 2017 A, Ref. RB	5.00%	05/01/2027	55	58,028
Metropolitan St. Louis Sewer District, Series 2017 A, Ref. RB	5.00%	05/01/2042	200	207,439
Metropolitan St. Louis Sewer District, Series 2017 A, Ref. RB	5.00%	05/01/2047	20	20,636
Missouri (State of) Board of Public Buildings, Series 2020 B, Ref. RB	5.00%	10/01/2027	60	63,756
Missouri (State of) Health & Educational Facilities Authority (Mercy Health), Series 2017 C, Ref. RB	5.00%	11/15/2042	10	10,316
Missouri (State of) Health & Educational Facilities Authority (Mercy Health), Series 2018 A, Ref. RB	5.00%	06/01/2027	200	210,020
Missouri (State of) Health & Educational Facilities Authority (SSM Health), Series 2022 A, RB	5.00%	06/01/2027	5	5,241
Missouri (State of) Health & Educational Facilities Authority (St. Louis University), Series 2017 A, RB	5.00%	10/01/2042	100	103,037
Springfield (City of), MO, Series 2015, Ref. RB	3.25%	08/01/2027	20	20,011
St. Louis (City of), MO, Series 2005, RB, (INS - NATL)(c)	5.50%	07/01/2027	80	85,379
				783,863
Montana-0.00%
Montana (State of) Facility Finance Authority, Series 2016, Ref. RB	5.00%	02/15/2041	5	5,112
Nebraska-0.19%
Douglas (County of), NE (Creighton University), Series 2017, Ref. RB	5.00%	07/01/2047	70	71,650
Gretna Public Schools, Series 2024, GO Bonds, (INS - AGM)(c)	5.00%	12/15/2030	35	37,049
Omaha (City of), NE (Omaha Convention Center), Series 2004, Ref. GO Bonds	5.25%	04/01/2027	75	79,402
Omaha (City of), NE Public Power District, Series 2016 A, Ref. RB	5.00%	02/01/2027	25	25,594
Omaha (City of), NE Public Power District, Series 2017 A, Ref. RB	5.00%	02/01/2037	140	146,775
				360,470
Nevada-1.08%
Carson (City Of), NV (Carson Tahoe Regional Healthcare), Series 2017, Ref. RB	5.00%	09/01/2047	100	101,649
Clark (County of), NV, Series 2016 B, Ref. GO Bonds	5.00%	11/01/2027	50	52,037
Clark (County of), NV, Series 2017, Ref. GO Bonds	5.00%	06/01/2030	990	1,039,476
Clark (County of), NV, Series 2017, Ref. GO Bonds	4.00%	06/01/2032	50	50,978
Clark (County of), NV, Series 2020 C, Ref. RB	5.00%	07/01/2027	25	26,442
Clark (County of), NV (Las Vegas McCarran International Airport), Series 2019, Ref. RB	5.00%	07/01/2027	50	52,820
Clark County School District, Series 2017 C, Ref. GO Bonds	4.00%	06/15/2037	50	50,498
Las Vegas Valley Water District, Series 2021 C, GO Bonds	5.00%	06/01/2027	60	63,377
Nevada (State of), Series 2017, RB	5.00%	12/01/2031	185	193,858
Truckee Meadows Water Authority, Series 2017, Ref. RB	5.00%	07/01/2030	375	395,711
				2,026,846
New Hampshire-0.03%
New Hampshire (State of) Health and Education Facilities Authority (Concord Hospital Trust), Series 2017, RB	5.00%	10/01/2047	55	56,400
New Jersey-2.81%
Atlantic City (City of), NJ, Series 2017 A, Ref. GO Bonds, (INS - BAM)(c)	5.00%	03/01/2037	100	103,593
New Jersey (State of), Series 2016, GO Bonds	3.50%	06/01/2030	10	10,104
New Jersey (State of), Series 2020 A, GO Bonds	5.00%	06/01/2027	700	739,053
New Jersey (State of), Series 2020, GO Bonds	5.00%	06/01/2040	220	230,639
New Jersey (State of), Series 2020, GO Bonds	5.00%	06/01/2041	250	261,780
New Jersey (State of) Economic Development Authority, Series 2017 A, RB	4.00%	11/01/2027	325	335,369
New Jersey (State of) Economic Development Authority, Series 2017 A, RB	5.00%	11/01/2027	100	105,938
New Jersey (State of) Economic Development Authority, Series 2017 A, Ref. RB	5.00%	07/01/2033	100	101,824
New Jersey (State of) Economic Development Authority, Series 2017 A, Ref. RB	4.00%	07/01/2034	50	49,554
New Jersey (State of) Economic Development Authority, Series 2017 A, Ref. RB, (INS - BAM)(c)	5.00%	07/01/2027	20	20,873
New Jersey (State of) Economic Development Authority, Series 2017 DDD, RB(a)(b)	4.00%	06/15/2027	15	15,503
New Jersey (State of) Economic Development Authority, Series 2017 DDD, RB(a)(b)	5.00%	06/15/2027	110	116,367
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2027 Municipal Bond ETF (BSMR)—(continued)
November 30, 2024
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
New Jersey-(continued)
New Jersey (State of) Economic Development Authority, Series 2018 A, RB	5.00%	06/15/2047	$200	$205,748
New Jersey (State of) Educational Facilities Authority (Princeton University), Series 2017 B, Ref. RB	5.00%	07/01/2029	100	105,856
New Jersey (State of) Educational Facilities Authority (Princeton University), Series 2017 B, Ref. RB	5.00%	07/01/2031	75	79,212
New Jersey (State of) Educational Facilities Authority (Princeton University), Series 2017 B, Ref. RB	5.00%	07/01/2032	25	26,351
New Jersey (State of) Educational Facilities Authority (Princeton University), Series 2017 B, Ref. RB	5.00%	07/01/2034	115	120,684
New Jersey (State of) Educational Facilities Authority (Princeton University), Series 2017 B, Ref. RB	4.00%	07/01/2035	15	15,249
New Jersey (State of) Educational Facilities Authority (Princeton University), Series 2017 I, Ref. RB	5.00%	07/01/2029	45	47,635
New Jersey (State of) Educational Facilities Authority (Princeton University), Series 2017 I, Ref. RB	5.00%	07/01/2030	25	26,437
New Jersey (State of) Educational Facilities Authority (Princeton University), Series 2017 I, Ref. RB	5.00%	07/01/2031	500	528,077
New Jersey (State of) Educational Facilities Authority (Princeton University), Series 2017 I, Ref. RB	5.00%	07/01/2032	20	21,081
New Jersey (State of) Educational Facilities Authority (Princeton University), Series 2017 I, Ref. RB	5.00%	07/01/2034	10	10,494
New Jersey (State of) Educational Facilities Authority (Princeton University), Series 2017 I, Ref. RB	5.00%	07/01/2035	20	20,966
New Jersey (State of) Educational Facilities Authority (Princeton University), Series 2017 I, Ref. RB	5.00%	07/01/2036	10	10,466
New Jersey (State of) Educational Facilities Authority (Princeton University), Series 2017 I, Ref. RB	4.00%	07/01/2038	100	101,158
New Jersey (State of) Health Care Facilities Financing Authority (AHS Hospital Corp.), Series 2016, Ref. RB	4.00%	07/01/2041	25	25,099
New Jersey (State of) Health Care Facilities Financing Authority (Hackensack Meridian Health Obligated Group), Series 2017 A, Ref. RB	4.00%	07/01/2036	20	20,189
New Jersey (State of) Health Care Facilities Financing Authority (Hackensack Meridian Health Obligated Group), Series 2017 A, Ref. RB	5.00%	07/01/2037	210	218,438
New Jersey (State of) Health Care Facilities Financing Authority (Hackensack Meridian Health Obligated Group), Series 2017 A, Ref. RB	4.00%	07/01/2047	35	34,507
New Jersey (State of) Health Care Facilities Financing Authority (Hackensack Meridian Health Obligated Group), Series 2017 A, Ref. RB	5.00%	07/01/2052	185	189,165
New Jersey (State of) Health Care Facilities Financing Authority (Hackensack Meridian Health Obligated Group), Series 2017, Ref. RB	5.00%	07/01/2027	40	42,256
New Jersey (State of) Health Care Facilities Financing Authority (Hackensack Meridian Health Obligated Group), Series 2017, Ref. RB	5.00%	07/01/2029	75	79,000
New Jersey (State of) Health Care Facilities Financing Authority (Hackensack Meridian Health Obligated Group), Series 2017, Ref. RB	4.00%	07/01/2034	15	15,175
New Jersey (State of) Health Care Facilities Financing Authority (Inspira Meridian Health Obligated Group), Series 2017, RB	5.00%	07/01/2042	100	102,832
New Jersey (State of) Transportation Trust Fund Authority, Series 2016 A-1, RN	5.00%	06/15/2027	145	149,112
New Jersey (State of) Transportation Trust Fund Authority, Series 2018 A, Ref. RB	5.00%	12/15/2027	80	85,003
New Jersey (State of) Transportation Trust Fund Authority, Series 2019, Ref. RB	5.00%	12/15/2027	140	148,755
New Jersey (State of) Transportation Trust Fund Authority, Series 2022 AA, Ref. RB	5.00%	06/15/2027	125	131,452
New Jersey (State of) Turnpike Authority, Series 2005 A, Ref. RB, (INS - AGM)(c)	5.25%	01/01/2027	10	10,527
New Jersey (State of) Turnpike Authority, Series 2017 A, RB	5.00%	01/01/2027	5	5,235
New Jersey (State of) Turnpike Authority, Series 2017 A, RB	5.00%	01/01/2029	50	52,251
New Jersey (State of) Turnpike Authority, Series 2017 A, RB	5.00%	01/01/2030	50	52,157
New Jersey (State of) Turnpike Authority, Series 2017 A, RB	5.00%	01/01/2031	15	15,644
New Jersey (State of) Turnpike Authority, Series 2017 A, RB	5.00%	01/01/2032	65	67,688
New Jersey (State of) Turnpike Authority, Series 2017 A, RB	5.00%	01/01/2033	50	51,941
New Jersey (State of) Turnpike Authority, Series 2017 A-1, RB	5.00%	01/01/2034	55	57,019
New Jersey (State of) Turnpike Authority, Series 2017 B, Ref. RB	5.00%	01/01/2027	150	157,059
New Jersey (State of) Turnpike Authority, Series 2017 E, Ref. RB	5.00%	01/01/2027	40	41,883
Newark (City of), NJ Housing Authority, Series 2017, Ref. RB	4.00%	01/01/2037	100	101,022
				5,263,420
New Mexico-0.49%
New Mexico (State of) (Capital), Series 2017 A, GO Bonds	5.00%	03/01/2027	25	26,278
New Mexico (State of) Finance Authority, Series 2018 A, Ref. RB	5.00%	06/15/2027	20	21,133
New Mexico (State of) Hospital Equipment Loan Council (Presbyterian Healthcare), Series 2017 A, Ref. RB	4.00%	08/01/2035	20	20,179
New Mexico (State of) Hospital Equipment Loan Council (Presbyterian Healthcare), Series 2017 A, Ref. RB	4.00%	08/01/2036	220	221,874
New Mexico (State of) Hospital Equipment Loan Council (Presbyterian Healthcare), Series 2017 A, Ref. RB	4.00%	08/01/2037	5	5,037
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2027 Municipal Bond ETF (BSMR)—(continued)
November 30, 2024
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
New Mexico-(continued)
New Mexico (State of) Severance Tax Permanent Fund, Series 2022 A, RB	5.00%	07/01/2027	$500	$528,843
New Mexico (State of) Severance Tax Permanent Fund, Series 2022 B, RB	5.00%	07/01/2027	80	84,615
				907,959
New York-17.65%
Albany (County of), NY, Series 2018, GO Bonds	5.00%	04/01/2027	45	46,428
Buffalo & Fort Erie Public Bridge Authority, Series 2017, RB	5.00%	01/01/2042	160	163,875
Build NYC Resource Corp. (Manhattan College), Series 2017, Ref. RB	5.00%	08/01/2047	235	236,186
Hempstead Town Local Development Corp., Series 2017, Ref. RB	5.00%	07/01/2047	100	102,628
Hudson Yards Infrastructure Corp., Series 2017 A, Ref. RB	5.00%	02/15/2027	15	15,828
Hudson Yards Infrastructure Corp., Series 2017 A, Ref. RB	5.00%	02/15/2031	205	213,478
Hudson Yards Infrastructure Corp., Series 2017 A, Ref. RB	5.00%	02/15/2034	120	124,610
Hudson Yards Infrastructure Corp., Series 2017 A, Ref. RB	5.00%	02/15/2035	100	103,764
Hudson Yards Infrastructure Corp., Series 2017 A, Ref. RB	4.00%	02/15/2036	40	40,684
Hudson Yards Infrastructure Corp., Series 2017 A, Ref. RB	5.00%	02/15/2037	5	5,176
Hudson Yards Infrastructure Corp., Series 2017 A, Ref. RB	5.00%	02/15/2039	855	883,024
Hudson Yards Infrastructure Corp., Series 2017 A, Ref. RB	5.00%	02/15/2042	450	463,038
Hudson Yards Infrastructure Corp., Series 2017 A, Ref. RB	5.00%	02/15/2045	500	512,955
Long Island (City of), NY Power Authority, Series 2017, RB	5.00%	09/01/2042	60	62,387
Long Island (City of), NY Power Authority, Series 2017, RB	5.00%	09/01/2047	250	258,314
Long Island (City of), NY Power Authority, Series 2023 F, Ref. RB	5.00%	09/01/2027	5	5,328
Metropolitan Transportation Authority (Green Bonds), Series 2017 A, RB	4.00%	11/15/2035	20	20,264
Metropolitan Transportation Authority (Green Bonds), Series 2017 A, RB	5.00%	11/15/2035	340	352,819
Metropolitan Transportation Authority (Green Bonds), Series 2017 A, RB	5.00%	11/15/2042	50	51,478
Metropolitan Transportation Authority (Green Bonds), Series 2017 A, RB	5.00%	11/15/2047	100	102,540
Metropolitan Transportation Authority (Green Bonds), Series 2017 A-2, Ref. RB	5.00%	11/15/2028	135	141,523
Metropolitan Transportation Authority (Green Bonds), Series 2017 B, Ref. RB	5.00%	11/15/2027	205	217,572
Metropolitan Transportation Authority (Green Bonds), Series 2017 B-1, RB	5.00%	11/15/2034	150	156,854
Metropolitan Transportation Authority (Green Bonds), Series 2017 B-1, RB	5.00%	11/15/2035	115	120,243
Metropolitan Transportation Authority (Green Bonds), Series 2017 B-1, RB	5.00%	11/15/2042	260	269,315
Metropolitan Transportation Authority (Green Bonds), Series 2017 B-2, RB	5.00%	11/15/2027	25	26,702
Metropolitan Transportation Authority (Green Bonds), Series 2017 B-2, RB	5.00%	11/15/2033	155	162,319
Metropolitan Transportation Authority (Green Bonds), Series 2017 B-2, RB	5.25%	11/15/2033	125	131,775
Metropolitan Transportation Authority (Green Bonds), Series 2017 B-2, RB	5.00%	11/15/2034	95	99,341
Metropolitan Transportation Authority (Green Bonds), Series 2017 C-1, Ref. RB	5.00%	11/15/2027	80	84,906
Monroe County Industrial Development Corp. (University of Rochester), Series 2017 C, Ref. RB	4.00%	07/01/2043	35	35,081
Monroe County Industrial Development Corp. (University of Rochester), Series 2017, Ref. RB	4.00%	07/01/2043	45	45,104
Nassau (County of), NY, Series 2017 C, Ref. GO Bonds	5.00%	10/01/2027	15	16,032
Nassau Health Care Corp., Series 2009, Ref. RB	5.00%	08/01/2027	15	15,930
New York & New Jersey (States of) Port Authority, Two Hundred Fifth Series 2017, Ref. RB	5.00%	11/15/2029	15	15,950
New York & New Jersey (States of) Port Authority, Two Hundred Fifth Series 2017, Ref. RB	5.00%	11/15/2030	10	10,628
New York & New Jersey (States of) Port Authority, Two Hundred Fifth Series 2017, Ref. RB	5.00%	11/15/2032	85	90,129
New York & New Jersey (States of) Port Authority, Two Hundred Fifth Series 2017, Ref. RB	5.00%	11/15/2033	170	180,042
New York & New Jersey (States of) Port Authority, Two Hundred Fifth Series 2017, Ref. RB	5.00%	11/15/2036	5	5,276
New York & New Jersey (States of) Port Authority, Two Hundred Fifth Series 2017, Ref. RB	5.00%	11/15/2047	300	312,915
New York & New Jersey (States of) Port Authority, Two Hundred Fifth Series 2017, Ref. RB	5.25%	11/15/2057	100	104,581
New York & New Jersey (States of) Port Authority, Two Hundred Ninth Series 2018, Ref. RB	5.00%	07/15/2027	70	74,319
New York & New Jersey (States of) Port Authority, Two Hundred Thirtieth Series 2022, Ref. RB	4.00%	12/01/2027	160	166,616
New York & New Jersey (States of) Port Authority, Two Hundrend Fifth Series 2017, Ref. RB	5.00%	11/15/2031	160	169,866
New York (City of), NY, Series 2008 J-9, GO Bonds	5.00%	08/01/2027	35	36,257
New York (City of), NY, Series 2017 A, Ref. GO Bonds	5.00%	08/01/2027	140	148,566
New York (City of), NY, Series 2017 B-1, GO Bonds	5.25%	10/01/2030	130	138,614
New York (City of), NY, Series 2017 B-1, GO Bonds	5.25%	10/01/2032	120	127,644
New York (City of), NY, Series 2017 B-1, GO Bonds	3.00%	10/01/2034	45	44,039
New York (City of), NY, Series 2017 B-1, GO Bonds	5.00%	10/01/2037	250	262,628
New York (City of), NY, Series 2017 B-1, GO Bonds	4.00%	10/01/2041	1,000	1,002,220
New York (City of), NY, Series 2017 C, Ref. GO Bonds	5.00%	08/01/2027	20	21,224
New York (City of), NY, Series 2017 C, Ref. GO Bonds	5.00%	08/01/2028	250	261,738
New York (City of), NY, Series 2019 E, Ref. GO Bonds	5.00%	08/01/2027	30	31,836
New York (City of), NY, Series 2020 C, GO Bonds	5.00%	08/01/2027	300	318,355
New York (City of), NY, Series 2020 C-1, Ref. GO Bonds	5.00%	08/01/2027	15	15,918
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2027 Municipal Bond ETF (BSMR)—(continued)
November 30, 2024
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-(continued)
New York (City of), NY, Series 2021 F-1, GO Bonds	5.00%	03/01/2027	$450	$473,112
New York (City of), NY, Series 2024 C, GO Bonds	5.00%	03/01/2027	500	525,680
New York (City of), NY Municipal Water Finance Authority, Series 2017 BB-1, RB	5.00%	06/15/2046	420	435,202
New York (City of), NY Municipal Water Finance Authority, Series 2017 EE, Ref. RB	5.00%	06/15/2036	70	73,407
New York (City of), NY Municipal Water Finance Authority, Series 2017 EE, Ref. RB	5.00%	06/15/2037	15	15,711
New York (City of), NY Municipal Water Finance Authority, Series 2017 EE, Ref. RB	4.00%	06/15/2039	115	116,152
New York (City of), NY Municipal Water Finance Authority, Series 2017, RB	4.00%	06/15/2037	20	20,274
New York (City of), NY Municipal Water Finance Authority, Series 2017, Ref. RB	5.00%	06/15/2029	100	105,615
New York (City of), NY Municipal Water Finance Authority, Series 2017, Ref. RB	5.00%	06/15/2037	140	146,634
New York (City of), NY Municipal Water Finance Authority, Series 2018 BB-2, Ref. RB	5.00%	06/15/2030	5	5,278
New York (City of), NY Municipal Water Finance Authority, Series 2018 BB-2, Ref. RB	5.00%	06/15/2031	5	5,273
New York (City of), NY Municipal Water Finance Authority, Series 2018 DD, Ref. RB	5.00%	06/15/2032	30	31,903
New York (City of), NY Municipal Water Finance Authority, Series 2018 DD-1, RB	4.00%	06/15/2048	155	152,200
New York (City of), NY Municipal Water Finance Authority, Series 2018 DD-2, Ref. RB	5.00%	06/15/2040	1,000	1,051,249
New York (City of), NY Municipal Water Finance Authority, Series 2018 EE, Ref. RB	5.00%	06/15/2040	450	473,062
New York (City of), NY Municipal Water Finance Authority, Series 2020, Ref. RB	5.00%	06/15/2027	265	281,091
New York (City of), NY Transitional Finance Authority, Series 2017 A-2, RB	5.00%	08/01/2033	5	5,241
New York (City of), NY Transitional Finance Authority, Series 2017 A-2, RB	5.00%	08/01/2034	5	5,236
New York (City of), NY Transitional Finance Authority, Series 2017 A-2, RB	5.00%	08/01/2035	25	26,147
New York (City of), NY Transitional Finance Authority, Series 2017 A-2, RB	5.00%	08/01/2037	50	52,160
New York (City of), NY Transitional Finance Authority, Series 2017 A-2, RB	5.00%	08/01/2039	150	156,096
New York (City of), NY Transitional Finance Authority, Series 2017 A-3, RB	5.00%	08/01/2040	250	259,807
New York (City of), NY Transitional Finance Authority, Series 2017 A-3, RB	5.00%	08/01/2041	250	259,740
New York (City of), NY Transitional Finance Authority, Series 2017 A-E-1, RB	5.00%	02/01/2038	15	15,506
New York (City of), NY Transitional Finance Authority, Series 2017 A-E-1, RB	5.00%	02/01/2039	1,015	1,048,135
New York (City of), NY Transitional Finance Authority, Series 2017 B-1, RB	5.00%	08/01/2030	140	147,213
New York (City of), NY Transitional Finance Authority, Series 2017 B-1, RB	5.00%	08/01/2032	40	41,968
New York (City of), NY Transitional Finance Authority, Series 2017 B-1, RB	5.00%	08/01/2034	365	382,223
New York (City of), NY Transitional Finance Authority, Series 2017 B-1, RB	4.00%	08/01/2035	85	86,396
New York (City of), NY Transitional Finance Authority, Series 2017 C, Ref. RB	5.00%	11/01/2027	35	36,833
New York (City of), NY Transitional Finance Authority, Series 2017 C, Ref. RB	5.00%	11/01/2028	140	146,729
New York (City of), NY Transitional Finance Authority, Series 2017 C, Ref. RB	5.00%	11/01/2031	35	36,595
New York (City of), NY Transitional Finance Authority, Series 2017 C, Ref. RB	5.00%	11/01/2033	90	93,911
New York (City of), NY Transitional Finance Authority, Series 2017 C, Ref. RB	4.00%	11/01/2034	25	25,433
New York (City of), NY Transitional Finance Authority, Series 2017 E-1, RB	5.00%	02/01/2030	20	20,828
New York (City of), NY Transitional Finance Authority, Series 2017 E-1, RB	3.50%	02/01/2038	45	45,027
New York (City of), NY Transitional Finance Authority, Series 2017 E-1, RB	5.00%	02/01/2043	215	221,292
New York (City of), NY Transitional Finance Authority, Series 2017 F-1, RB	5.00%	05/01/2031	210	219,592
New York (City of), NY Transitional Finance Authority, Series 2017 F-1, RB	5.00%	05/01/2036	100	104,014
New York (City of), NY Transitional Finance Authority, Series 2017 F-1, RB	4.00%	05/01/2037	325	328,619
New York (City of), NY Transitional Finance Authority, Series 2017 S-1, Ref. RB	5.00%	07/15/2030	185	195,295
New York (City of), NY Transitional Finance Authority, Series 2017 S-1, Ref. RB	5.00%	07/15/2032	120	126,312
New York (City of), NY Transitional Finance Authority, Series 2017 S-1, Ref. RB	5.00%	07/15/2035	55	57,684
New York (City of), NY Transitional Finance Authority, Series 2017, RB	5.00%	11/01/2027	35	37,400
New York (City of), NY Transitional Finance Authority, Series 2017, RB	5.00%	02/01/2031	20	20,814
New York (City of), NY Transitional Finance Authority, Series 2017, RB	5.00%	02/01/2032	625	649,797
New York (City of), NY Transitional Finance Authority, Series 2017, RB	5.00%	02/01/2033	5	5,194
New York (City of), NY Transitional Finance Authority, Series 2017, RB	5.00%	02/01/2034	15	15,567
New York (City of), NY Transitional Finance Authority, Series 2017, RB	5.00%	02/01/2036	90	93,234
New York (City of), NY Transitional Finance Authority, Series 2017, RB	5.00%	02/01/2037	25	25,867
New York (City of), NY Transitional Finance Authority, Series 2018 S-1, Ref. RB	5.00%	07/15/2031	15	15,811
New York (City of), NY Transitional Finance Authority, Series 2018 S-1, Ref. RB	4.00%	07/15/2036	145	147,323
New York (City of), NY Transitional Finance Authority, Series 2018 S-2A, Ref. RB	5.00%	07/15/2027	5	5,294
New York (City of), NY Transitional Finance Authority, Series 2018-1, RB	5.00%	11/01/2029	10	10,573
New York (City of), NY Transitional Finance Authority, Series 2020, Ref. RB	5.00%	11/01/2027	195	208,374
New York (City of), NY Transitional Finance Authority, Series 2021 A-1, Ref. RB	5.00%	11/01/2027	245	261,803
New York (City of), NY Transitional Finance Authority, Series 2021 F-1, Ref. RB	5.00%	11/01/2027	75	80,144
New York (City of), NY Transitional Finance Authority, Series 2022 B-1, Ref. RB	5.00%	11/01/2027	395	422,091
New York (City of), NY Transitional Finance Authority, Series 2023 E-1, Ref. RB	5.00%	11/01/2027	40	42,743
New York (City of), NY Transitional Finance Authority, Subseries 1998 A-2, RB	5.00%	11/01/2027	275	293,861
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2027 Municipal Bond ETF (BSMR)—(continued)
November 30, 2024
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-(continued)
New York (City of), NY Transitional Finance Authority, Subseries 2017 B-1, RB	5.00%	08/01/2031	$15	$15,756
New York (City of), NY Transitional Finance Authority, Subseries 2017 B-1, RB	5.00%	08/01/2033	35	36,688
New York (City of), NY Transitional Finance Authority, Subseries 2017 F-1, RB	5.00%	05/01/2038	10	10,379
New York (City of), NY Transitional Finance Authority, Subseries 2022 S-1A, Ref. RB	5.00%	07/15/2027	10	10,588
New York (City of), NY Trust for Cultural Resources (Museum of Modern Arts (The)), Series 2016, Ref. RB	4.00%	04/01/2027	35	35,891
New York (State of) Dormitory Authority, Series 2015 A, Ref. RB	2.80%	07/01/2027	295	295,045
New York (State of) Dormitory Authority, Series 2017 A, RB(a)(b)	5.00%	03/15/2027	55	58,124
New York (State of) Dormitory Authority, Series 2017 A, RB(a)	5.00%	03/15/2027	85	89,827
New York (State of) Dormitory Authority, Series 2017 A, RB	5.00%	10/01/2027	25	26,791
New York (State of) Dormitory Authority, Series 2017 A, RB	5.00%	03/15/2030	15	15,613
New York (State of) Dormitory Authority, Series 2017 A, RB	5.00%	03/15/2031	25	26,008
New York (State of) Dormitory Authority, Series 2017 A, RB	5.00%	03/15/2035	50	51,823
New York (State of) Dormitory Authority, Series 2017 A, RB	5.00%	03/15/2037	10	10,342
New York (State of) Dormitory Authority, Series 2017 A, RB	5.00%	03/15/2038	90	92,989
New York (State of) Dormitory Authority, Series 2017 A, RB	5.00%	03/15/2039	35	36,142
New York (State of) Dormitory Authority, Series 2017 A, RB	5.00%	03/15/2040	120	123,824
New York (State of) Dormitory Authority, Series 2017 A, RB	5.00%	03/15/2041	700	721,988
New York (State of) Dormitory Authority, Series 2017 A, Ref. RB(a)(b)	5.00%	02/15/2027	125	131,449
New York (State of) Dormitory Authority, Series 2017 A, Ref. RB(a)(b)	5.00%	02/15/2027	40	42,064
New York (State of) Dormitory Authority, Series 2017 A, Ref. RB	5.00%	07/01/2027	20	21,205
New York (State of) Dormitory Authority, Series 2017 A, Ref. RB	5.00%	07/01/2027	35	37,055
New York (State of) Dormitory Authority, Series 2017 A, Ref. RB	5.00%	07/01/2029	20	21,085
New York (State of) Dormitory Authority, Series 2017 A, Ref. RB	5.00%	07/01/2030	25	26,315
New York (State of) Dormitory Authority, Series 2017 A, Ref. RB	5.00%	02/15/2032	310	321,417
New York (State of) Dormitory Authority, Series 2017 A, Ref. RB	5.00%	07/01/2032	5	5,253
New York (State of) Dormitory Authority, Series 2017 A, Ref. RB	5.00%	07/01/2033	20	21,003
New York (State of) Dormitory Authority, Series 2017 A, Ref. RB	5.00%	02/15/2037	70	72,201
New York (State of) Dormitory Authority, Series 2017 A, Ref. RB	4.00%	07/01/2037	190	192,584
New York (State of) Dormitory Authority, Series 2017 B, Ref. RB	5.00%	02/15/2030	45	47,158
New York (State of) Dormitory Authority, Series 2017 B, Ref. RB	5.00%	02/15/2032	110	114,926
New York (State of) Dormitory Authority, Series 2017 B, Ref. RB	5.00%	02/15/2033	40	41,738
New York (State of) Dormitory Authority, Series 2017 B, Ref. RB	5.00%	02/15/2034	15	15,636
New York (State of) Dormitory Authority, Series 2017 B, Ref. RB	5.00%	02/15/2035	90	93,651
New York (State of) Dormitory Authority, Series 2017 B, Ref. RB	5.00%	02/15/2037	130	134,933
New York (State of) Dormitory Authority, Series 2017 B, Ref. RB	5.00%	02/15/2041	150	156,124
New York (State of) Dormitory Authority, Series 2017, Ref. RB(a)	5.00%	02/15/2027	10	10,516
New York (State of) Dormitory Authority, Series 2017, Ref. RB	4.00%	02/15/2034	110	111,824
New York (State of) Dormitory Authority, Series 2017, Ref. RB	4.00%	02/15/2035	130	131,736
New York (State of) Dormitory Authority, Series 2017, Ref. RB	5.00%	02/15/2036	20	20,841
New York (State of) Dormitory Authority, Series 2018 1, Ref. RB	5.00%	01/15/2027	35	36,715
New York (State of) Dormitory Authority, Series 2018 A, RB	5.00%	10/01/2027	1,000	1,036,531
New York (State of) Dormitory Authority, Series 2018 E, Ref. RB(a)	5.00%	03/15/2027	20	21,136
New York (State of) Dormitory Authority, Series 2019 A, RB	5.00%	10/01/2027	215	228,883
New York (State of) Dormitory Authority, Series 2019 A, RB	5.00%	10/01/2030	20	21,039
New York (State of) Dormitory Authority, Series 2019 A, RB	5.00%	10/01/2033	250	262,189
New York (State of) Dormitory Authority, Series 2019 A, RB	5.00%	10/01/2034	220	230,532
New York (State of) Dormitory Authority, Series 2019 A, Ref. RB(a)	5.00%	03/15/2027	195	205,450
New York (State of) Dormitory Authority, Series 2022 A, RB, (INS - BAM)(c)	5.00%	10/01/2027	50	53,370
New York (State of) Dormitory Authority, Series 2023 A, RB, (INS - AGM)(c)	5.00%	10/01/2027	5	5,337
New York (State of) Dormitory Authority, Series 2024 A, Ref. RB	5.00%	03/15/2027	30	31,616
New York (State of) Dormitory Authority (Bidding Group 2), Series 2018 C, Ref. RB(a)	5.00%	03/15/2027	60	63,408
New York (State of) Dormitory Authority (Bidding Group 3), Series 2017 B, Ref. RB	5.00%	02/15/2038	5	5,186
New York (State of) Dormitory Authority (Bidding Group 3), Series 2017 B, Ref. RB	5.00%	02/15/2042	290	299,340
New York (State of) Dormitory Authority (Maimonides Medical Center), Series 2020, RB, (CEP - Federal Housing Administration)	4.00%	08/01/2043	350	350,429
New York (State of) Dormitory Authority (Memorial Sloan Kettering Cancer), Series 2017, Ref. RB	5.00%	07/01/2027	40	42,410
New York (State of) Dormitory Authority (Montefiore Obligated Group), Series 2018 A, Ref. RB	5.00%	08/01/2027	35	36,462
New York (State of) Dormitory Authority (New School (The)), Series 2016 A, Ref. RB	5.00%	07/01/2046	100	101,792
New York (State of) Dormitory Authority (New York University), Series 1998 A, RB, (INS - NATL)(c)	5.75%	07/01/2027	70	72,925
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2027 Municipal Bond ETF (BSMR)—(continued)
November 30, 2024
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-(continued)
New York (State of) Dormitory Authority (New York University), Series 2017 A, Ref. RB	5.00%	07/01/2042	$600	$620,250
New York (State of) Dormitory Authority (New York University), Series 2019 A, RB	5.00%	07/01/2027	30	31,808
New York (State of) Thruway Authority, Series 2018 L, Ref. RB	5.00%	01/01/2027	5	5,242
New York (State of) Utility Debt Securitization Authority, Series 2017, RB	5.00%	12/15/2039	260	272,132
New York (State of) Utility Debt Securitization Authority, Series 2017, RB	5.00%	12/15/2041	1,000	1,044,164
New York State Environmental Facilities Corp. (NYC Municipal Water Finance Authority), Series 2017, Ref. RB	5.00%	06/15/2027	35	37,161
New York State Environmental Facilities Corp. (NYC Municipal Water Finance Authority), Series 2017, Ref. RB	5.00%	06/15/2031	175	184,498
New York State Environmental Facilities Corp. (NYC Municipal Water Finance Authority), Series 2017, Ref. RB	5.00%	06/15/2033	25	26,316
New York State Environmental Facilities Corp. (NYC Municipal Water Finance Authority), Series 2017, Ref. RB	5.00%	06/15/2034	95	99,884
New York State Environmental Facilities Corp. (NYC Municipal Water Finance Authority), Series 2017, Ref. RB	5.00%	06/15/2035	80	83,994
New York State Environmental Facilities Corp. (NYC Municipal Water Finance Authority), Series 2017, Ref. RB	5.00%	06/15/2042	5	5,209
New York State Environmental Facilities Corp. (NYC Municipal Water Finance Authority), Series 2021, RB	5.00%	06/15/2027	25	26,543
New York State Urban Development Corp., Series 2017 A, Ref. RB	5.00%	03/15/2030	200	208,984
New York State Urban Development Corp., Series 2017 A, Ref. RB	5.00%	03/15/2032	185	192,966
New York State Urban Development Corp., Series 2017 A, Ref. RB	5.00%	03/15/2033	225	234,478
New York State Urban Development Corp., Series 2017 C, Ref. RB	5.00%	03/15/2034	30	31,524
New York State Urban Development Corp., Series 2017 C, Ref. RB	5.00%	03/15/2037	85	88,997
New York State Urban Development Corp., Series 2017 C, Ref. RB	5.00%	03/15/2040	150	156,425
New York State Urban Development Corp., Series 2017 C, Ref. RB	5.00%	03/15/2042	25	26,008
New York State Urban Development Corp., Series 2017 C-2, Ref. RB	5.00%	03/15/2035	250	262,380
New York State Urban Development Corp., Series 2017 C-2, Ref. RB	5.00%	03/15/2036	40	41,924
New York State Urban Development Corp., Series 2017 C-3, Ref. RB	5.00%	03/15/2041	180	187,465
New York State Urban Development Corp., Series 2017, Ref. RB(a)(b)	5.00%	03/15/2027	35	36,892
New York State Urban Development Corp., Series 2022, Ref. RB(a)	5.00%	09/15/2027	85	90,630
Suffolk (County of), NY, Series 2017 D, Ref. GO Bonds, (INS - BAM)(c)	4.00%	10/15/2027	105	109,052
Triborough Bridge & Tunnel Authority, Series 2008 B-2, RB	5.00%	11/15/2027	65	69,520
Triborough Bridge & Tunnel Authority, Series 2017 A, RB	5.00%	11/15/2027	10	10,515
Triborough Bridge & Tunnel Authority, Series 2017 A, RB	5.00%	11/15/2047	465	479,777
Triborough Bridge & Tunnel Authority, Series 2017 B, Ref. RB	5.00%	11/15/2029	55	57,778
Triborough Bridge & Tunnel Authority, Series 2017 B, Ref. RB	5.00%	11/15/2030	110	115,480
Triborough Bridge & Tunnel Authority, Series 2017 B, Ref. RB	5.00%	11/15/2031	220	230,705
Triborough Bridge & Tunnel Authority, Series 2017 B, Ref. RB	5.00%	11/15/2032	580	607,448
Triborough Bridge & Tunnel Authority, Series 2017 B, Ref. RB	5.00%	11/15/2033	185	193,605
Triborough Bridge & Tunnel Authority, Series 2017 B, Ref. RB	5.00%	11/15/2034	80	83,638
Triborough Bridge & Tunnel Authority, Series 2017 B, Ref. RB	5.00%	11/15/2037	175	182,258
Triborough Bridge & Tunnel Authority, Series 2017 B, Ref. RB	5.00%	11/15/2038	175	182,050
Triborough Bridge & Tunnel Authority, Subseries 2023 B-2, Ref. RB	5.00%	11/15/2027	5	5,348
Triborough Bridge & Tunnel Authority (Green Bonds), Series 2022 E-1, Ref. RB	5.00%	11/15/2027	105	111,758
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2017 C-2, RB	5.00%	11/15/2042	300	313,139
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2017, Ref. RB	5.00%	11/15/2027	35	37,434
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2022, RB	5.00%	05/15/2027	445	470,998
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2023, Ref. RB	5.00%	11/15/2027	5	5,348
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels) (Green Bonds), Series 2023, Ref. RB	5.00%	11/15/2027	15	16,061
				33,029,695
North Carolina-0.98%
Charlotte (City of), NC, Series 2023 B, Ref. GO Bonds	5.00%	07/01/2027	500	530,256
Charlotte-Mecklenburg Hospital Authority (The) (Atrium Health), Series 2022 A, Ref. RB	5.00%	01/15/2027	70	73,151
Guilford (County of), NC, Series 2017, Ref. GO Bonds	5.00%	03/01/2027	20	21,045
Mecklenburg (County of), NC, Series 2017 A, GO Bonds	4.00%	04/01/2029	40	40,856
North Carolina (State of), Series 2016 A, Ref. GO Bonds	5.00%	06/01/2027	80	82,783
North Carolina (State of), Series 2017 B, Ref. RB	5.00%	05/01/2027	70	73,938
North Carolina (State of), Series 2017 B, Ref. RB	5.00%	05/01/2029	530	556,239
North Carolina (State of), Series 2018 A, GO Bonds	5.00%	06/01/2027	85	90,059
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2027 Municipal Bond ETF (BSMR)—(continued)
November 30, 2024
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
North Carolina-(continued)
North Carolina (State of) (Build North Carolina Programs), Series 2019 A, RB	5.00%	05/01/2027	$70	$73,938
North Carolina (State of) (Build North Carolina Programs), Series 2020 B, RB	5.00%	05/01/2027	75	79,219
North Carolina (State of) (Build North Carolina Programs), Series 2022 A, RB	5.00%	05/01/2027	45	47,531
North Carolina (State of) Municipal Power Agency No. 1 (Catawba), Series 2015 A, Ref. RB	5.00%	01/01/2027	20	20,420
North Carolina (State of) Municipal Power Agency No. 1 (Catawba), Series 2016 A, Ref. RB	5.00%	01/01/2027	35	36,067
Wake (County of), NC, Series 2021, RB	5.00%	03/01/2027	20	21,023
Wake (County of), NC, Series 2023 A, Ref. GO Bonds	5.00%	05/01/2027	80	84,520
				1,831,045
Ohio-2.28%
Allen (County of), OH, Series 2017 A, Ref. RB	5.00%	08/01/2027	90	94,935
American Municipal Power, Inc. (Combined Hydroelectric), Series 2020, Ref. RB	5.00%	02/15/2027	15	15,686
Chillicothe (City of), OH (Adena Health System Obligated Group), Series 2017, Ref. RB	5.00%	12/01/2047	100	101,742
Columbus (City of), OH, Series 2016-3, Ref. GO Bonds	5.00%	02/15/2027	85	89,390
Columbus (City of), OH, Series 2017 A, GO Bonds	4.00%	04/01/2027	20	20,613
Columbus (City of), OH, Series 2017 A, GO Bonds	4.00%	04/01/2029	5	5,126
Columbus (City of), OH, Series 2017 A, GO Bonds	4.00%	04/01/2033	130	132,772
Columbus (City of), OH, Series 2017-1, Ref. GO Bonds	4.00%	04/01/2027	30	30,919
Columbus (City of), OH, Series 2017-1, Ref. GO Bonds	5.00%	04/01/2029	85	90,353
Columbus (City of), OH, Series 2018 A, GO Bonds	5.00%	04/01/2027	120	126,510
Columbus (City of), OH, Series 2022 A, GO Bonds	5.00%	04/01/2027	55	57,984
Columbus (City of), OH, Series 2023 A, GO Bonds	5.00%	08/15/2027	40	42,527
Cuyahoga (County of), OH (MetroHealth System), Series 2017, Ref. RB	5.00%	02/15/2052	500	504,758
Cuyahoga (County of), OH (MetroHealth System), Series 2017, Ref. RB	5.50%	02/15/2052	125	127,880
Cuyahoga (County of), OH (MetroHealth System), Series 2017, Ref. RB	5.00%	02/15/2057	20	20,173
Franklin (County of), OH (Trinity Health Credit Group), Series 2017 A, RB	5.00%	12/01/2047	210	215,497
Franklin (County of), OH (Trinity Health Credit Group), Series 2017, RB	4.00%	12/01/2046	145	141,357
Hamilton (County of), OH, Series 2016 A, Ref. RB	5.00%	12/01/2027	40	42,634
Hamilton (County of), OH (Trihealth, Inc. Obligated Group), Series 2017 A, RB	4.25%	08/15/2047	140	140,699
Ohio (State of), Series 2017 B, Ref. GO Bonds	5.00%	09/15/2027	35	37,243
Ohio (State of), Series 2017 C, Ref. GO Bonds	5.00%	08/01/2027	110	116,759
Ohio (State of), Series 2017 U, Ref. GO Bonds	5.00%	05/01/2027	25	26,388
Ohio (State of), Series 2019 A, GO Bonds(a)(b)	5.00%	05/01/2027	135	142,432
Ohio (State of), Series 2019 A, GO Bonds	5.00%	05/01/2031	45	47,236
Ohio (State of), Series 2019 A, GO Bonds	5.00%	05/01/2033	10	10,473
Ohio (State of), Series 2019 A, GO Bonds	5.00%	05/01/2038	10	10,414
Ohio (State of), Series 2019-1, RB	5.00%	12/15/2027	125	133,707
Ohio (State of), Series 2021, RB	5.00%	02/01/2027	5	5,241
Ohio (State of) (Cleveland Clinic Health System Obligated Group), Series 2017, Ref. RB	5.00%	01/01/2027	25	26,140
Ohio (State of) (Garvee), Series 2018-1, RB	5.00%	12/15/2027	10	10,697
Ohio (State of) Higher Educational Facility Commission (Kenyon College), Series 2017, RB	5.00%	07/01/2042	500	515,898
Ohio (State of) Turnpike & Infrastructure Commission, Series 2010 A, Ref. RB	5.25%	02/15/2027	55	58,024
Ohio (State of) Water Development Authority, Series 2019 A, RB	5.00%	06/01/2027	40	42,281
Ohio (State of) Water Development Authority, Series 2019 A, RB	5.00%	12/01/2027	65	69,474
Ohio (State of) Water Development Authority (Water Pollution Control Loan Fund), Series 2017 A, RB	5.00%	06/01/2027	350	369,961
Ohio (State of) Water Development Authority (Water Pollution Control Loan Fund), Series 2017 A, RB	5.00%	12/01/2027	30	31,696
Ohio (State of) Water Development Authority (Water Pollution Control Loan Fund), Series 2023 A, Ref. RB	5.00%	06/01/2027	20	21,141
Ohio (State of) Water Development Authority (Water Pollution Control Loan Fund), Series 2023 A, Ref. RB	5.00%	12/01/2027	5	5,344
Ohio State University (The), Series 2017 A, Ref. RB	5.00%	12/01/2044	240	248,301
Ohio State University (The), Series 2020 A, Ref. RB	5.00%	12/01/2027	45	48,138
University of Cincinnati, Series 2017 A, RB	5.00%	06/01/2045	280	287,757
				4,266,300
Oklahoma-0.48%
Canadian (County of), OK Educational Facilities Authority (Mustang Public Schools), Series 2017, RB	5.00%	09/01/2027	25	25,817
Cleveland (County of), OK Educational Facilities Authority (Moore Public Schools), Series 2021, RB	4.00%	06/01/2027	25	25,630
Grand River Dam Authority, Series 2016 A, Ref. RB	5.00%	06/01/2027	30	31,235
Oklahoma (State of) Capitol Improvement Authority, Series 2024 A, Ref. RB	5.00%	07/01/2027	30	31,692
Oklahoma (State of) Industries Authority (Oklahoma City Public Schools), Series 2024, RB	5.00%	04/01/2027	30	31,440
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2027 Municipal Bond ETF (BSMR)—(continued)
November 30, 2024
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Oklahoma-(continued)
Oklahoma (State of) Turnpike Authority, Second Series 2017 C, RB	5.00%	01/01/2047	$20	$20,597
Oklahoma (State of) Turnpike Authority, Series 2017 D, Ref. RB	5.00%	01/01/2027	35	36,618
Oklahoma (State of) Turnpike Authority, Series 2017 E, Ref. RB	4.00%	01/01/2029	75	76,529
Oklahoma (State of) Turnpike Authority, Series 2017 E, Ref. RB	5.00%	01/01/2029	45	47,110
Oklahoma (State of) Turnpike Authority, Series 2018 A, RB	4.00%	01/01/2039	365	369,175
Oklahoma (State of) Turnpike Authority, Series 2018 A, RB	5.00%	01/01/2040	5	5,180
Oklahoma (State of) Turnpike Authority, Series 2020 A, Ref. RB	5.00%	01/01/2027	50	52,312
Oklahoma County Independent School District No. 89, Series 2024 A, GO Bonds	4.00%	07/01/2027	45	46,390
Tulsa (County of), OK Industrial Authority (Broken Arrow Public Schools), Series 2019 A, RB	5.00%	09/01/2027	95	100,533
				900,258
Oregon-0.96%
Clackamas County School District No. 12 North Clackamas, Series 2017 B, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	06/15/2033	25	26,250
Clackamas County School District No. 12 North Clackamas, Series 2017 B, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	06/15/2034	20	20,980
Clackamas County School District No. 12 North Clackamas, Series 2017 B, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	06/15/2037	145	151,492
Hillsboro School District No. 1J, Series 2017, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	06/15/2027	30	31,663
Hillsboro School District No. 1J, Series 2017, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	06/15/2032	70	73,518
Hillsboro School District No. 1J, Series 2017, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	06/15/2033	15	15,739
Hillsboro School District No. 1J, Series 2017, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	06/15/2034	55	57,654
Hillsboro School District No. 1J, Series 2017, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	06/15/2036	60	62,672
Hillsboro School District No. 1J, Series 2017, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	06/15/2037	25	26,076
Hillsboro School District No. 1J, Series 2017, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	06/15/2038	35	36,506
Multnomah & Clackamas Counties School District No. 10JT Gresham-Barlow, Series 2017 B, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	06/15/2027	25	26,417
Multnomah & Clackamas Counties School District No. 10JT Gresham-Barlow, Series 2017 B, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	06/15/2029	70	74,081
Multnomah & Clackamas Counties School District No. 10JT Gresham-Barlow, Series 2017 B, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	06/15/2030	50	52,814
Multnomah & Clackamas Counties School District No. 10JT Gresham-Barlow, Series 2017 B, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	06/15/2031	100	105,478
Multnomah & Clackamas Counties School District No. 10JT Gresham-Barlow, Series 2017 B, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	06/15/2037	70	73,204
Oregon (State of) (Article XI - Q State), Series 2023 A, GO Bonds	5.00%	05/01/2027	10	10,563
Oregon (State of) Department of Transportation, Series 2017 A, RB	5.00%	11/15/2027	25	26,388
Oregon (State of) Department of Transportation, Series 2017 B, Ref. RB	5.00%	11/15/2027	40	42,220
Oregon (State of) Department of Transportation, Series 2017 B, Ref. RB	5.00%	11/15/2028	10	10,550
Oregon (State of) Department of Transportation, Series 2017 B, Ref. RB	5.00%	11/15/2029	5	5,273
Oregon (State of) Facilities Authority (Reed College), Series 2017 A, Ref. RB(a)(b)	4.00%	07/01/2027	50	51,583
Oregon (State of) Lottery, Series 2017 C, Ref. RB	5.00%	04/01/2030	60	63,051
Oregon (State of) Lottery, Series 2017 C, Ref. RB	5.00%	04/01/2031	135	141,583
Oregon (State of) Tri-County Metropolitan Transportation District, Series 2018 A, RB(a)(b)	5.00%	09/01/2027	10	10,615
Oregon Health & Science University, Series 2017 A, RB	5.00%	07/01/2042	100	103,066
Portland (Port of), OR, Series 2017 24A, RB	5.00%	07/01/2047	100	102,228
Portland Community College District, Series 2023, GO Bonds	5.00%	06/15/2027	5	5,296
Washington & Clackamas Counties School District No. 23J Tigard-Tualatin, Series 2017, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	06/15/2033	25	26,225
Washington & Clackamas Counties School District No. 23J Tigard-Tualatin, Series 2017, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	06/15/2034	80	83,821
Washington & Multnomah Counties School District No. 48J Beaverton, Series 2017 C, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	06/15/2027	70	74,020
Washington & Multnomah Counties School District No. 48J Beaverton, Series 2017 D, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	06/15/2035	25	26,157
Washington & Multnomah Counties School District No. 48J Beaverton, Series 2017 D, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	06/15/2036	170	177,612
				1,794,795
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2027 Municipal Bond ETF (BSMR)—(continued)
November 30, 2024
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Pennsylvania-5.00%
Allegheny (County of), PA Higher Education Building Authority (Carnegie Mellon University), Series 2017, RB	5.00%	08/01/2027	$100	$106,065
Allegheny (County of), PA Higher Education Building Authority (Carnegie Mellon University), Series 2017, RB	5.00%	08/01/2029	30	31,669
Allegheny (County of), PA Higher Education Building Authority (Carnegie Mellon University), Series 2022, Ref. RB	5.00%	08/01/2027	35	37,123
Allegheny (County of), PA Hospital Development Authority (Allegheny Health Network Obligated Group Issue), Series 2018 A, Ref. RB	5.00%	04/01/2027	15	15,627
Allegheny (County of), PA Port Authority, Series 2020, Ref. RB	5.00%	03/01/2027	110	115,281
Chester (County of), PA, Series 2017, Ref. GO Bonds	5.00%	11/15/2030	25	26,689
Chester (County of), PA, Series 2017, Ref. GO Bonds	4.00%	11/15/2032	60	61,866
Delaware (County of), PA Authority (Haverford College), Series 2017 A, Ref. RB	5.00%	10/01/2042	70	72,015
Delaware River Joint Toll Bridge Commission (Pennsylvania - New Jersey), Series 2017, RB	5.00%	07/01/2033	65	68,129
Delaware River Joint Toll Bridge Commission (Pennsylvania - New Jersey), Series 2017, RB	5.00%	07/01/2034	160	167,624
Delaware River Joint Toll Bridge Commission (Pennsylvania - New Jersey), Series 2017, RB	5.00%	07/01/2035	10	10,464
Delaware River Joint Toll Bridge Commission (Pennsylvania - New Jersey), Series 2017, RB	5.00%	07/01/2036	70	73,187
Delaware River Joint Toll Bridge Commission (Pennsylvania - New Jersey), Series 2017, RB	5.00%	07/01/2047	35	36,041
Geisinger Authority (Geisinger Health System), Series 2017 A-1, Ref. RB	5.00%	02/15/2045	275	280,451
Geisinger Authority (Geisinger Health System), Series 2017 A-2, Ref. RB	5.00%	02/15/2032	20	20,779
Geisinger Authority (Geisinger Health System), Series 2017 A-2, Ref. RB	5.00%	02/15/2034	95	98,572
Geisinger Authority (Geisinger Health System), Series 2017 A-2, Ref. RB	4.00%	02/15/2039	95	95,306
Lehigh (County of), PA Industrial Development Authority (PPL Electric Utilities Corp.), Series 2016, Ref. RB	2.63%	02/15/2027	60	59,494
Northampton (County of), PA General Purpose Authority (LaFayette College), Series 2017, Ref. RB	4.00%	11/01/2034	90	91,043
Northampton (County of), PA General Purpose Authority (LaFayette College), Series 2017, Ref. RB	5.00%	11/01/2034	55	57,531
Pennsylvania (Commonwealth of), First Series 2016, Ref. GO Bonds	5.00%	09/15/2027	80	83,026
Pennsylvania (Commonwealth of), First series 2017, Ref. GO Bonds	4.00%	01/01/2030	100	101,816
Pennsylvania (Commonwealth of), First Series 2017, Ref. GO Bonds	5.00%	01/01/2027	255	266,843
Pennsylvania (Commonwealth of), First Series 2018, GO Bonds	5.00%	03/01/2027	5	5,251
Pennsylvania (Commonwealth of), First Series 2020, GO Bonds	5.00%	05/01/2027	50	52,705
Pennsylvania (Commonwealth of), First Series 2021, GO Bonds	5.00%	05/15/2027	225	237,375
Pennsylvania (Commonwealth of), First Series 2023, GO Bonds	5.00%	09/01/2027	15	15,927
Pennsylvania (Commonwealth of), Second Series 2016, GO Bonds	5.00%	09/15/2027	105	108,972
Pennsylvania (Commonwealth of), Second Series 2016, Ref. GO Bonds	5.00%	01/15/2027	55	57,603
Pennsylvania (Commonwealth of), Series 2019, Ref. GO Bonds	5.00%	07/15/2027	90	95,295
Pennsylvania (Commonwealth of), Series 2022, GO Bonds	5.00%	10/01/2027	70	74,461
Pennsylvania (Commonwealth of) Economic Development Financing Authority, Series 2017 A, Ref. RB	4.00%	11/15/2034	90	90,672
Pennsylvania (Commonwealth of) Economic Development Financing Authority, Series 2017 A, Ref. RB	4.00%	11/15/2035	60	60,459
Pennsylvania (Commonwealth of) Economic Development Financing Authority, Series 2017 A, Ref. RB	4.00%	11/15/2037	140	140,438
Pennsylvania (Commonwealth of) Economic Development Financing Authority, Series 2017 A, Ref. RB	4.00%	11/15/2042	450	441,198
Pennsylvania (Commonwealth of) Higher Educational Facilities Authority, Series 2017 A, RB	5.00%	08/15/2033	30	31,426
Pennsylvania (Commonwealth of) Higher Educational Facilities Authority (University of Pennsylvania Health System), Series 2017 A, RB	4.00%	08/15/2036	20	20,254
Pennsylvania (Commonwealth of) Higher Educational Facilities Authority (University of Pennsylvania Health System), Series 2017 A, RB	4.00%	08/15/2042	30	30,014
Pennsylvania (Commonwealth of) Higher Educational Facilities Authority (University of Pennsylvania Health System), Series 2017 A, RB	5.00%	08/15/2042	100	103,572
Pennsylvania (Commonwealth of) Higher Educational Facilities Authority (University of Pennsylvania Health System), Series 2017, RB	5.00%	08/15/2037	185	192,885
Pennsylvania (Commonwealth of) Higher Educational Facilities Authority (University of Pennsylvania Health System), Series 2017, RB	4.00%	08/15/2041	170	171,250
Pennsylvania (Commonwealth of) Turnpike Commission, Second Series 2017, Ref. RB	5.00%	12/01/2031	65	68,851
Pennsylvania (Commonwealth of) Turnpike Commission, Second Series 2017, Ref. RB	5.00%	12/01/2032	15	15,873
Pennsylvania (Commonwealth of) Turnpike Commission, Second Series 2017, Ref. RB	5.00%	12/01/2033	45	47,589
Pennsylvania (Commonwealth of) Turnpike Commission, Second Series 2017, Ref. RB	5.00%	12/01/2034	30	31,705
Pennsylvania (Commonwealth of) Turnpike Commission, Second Series 2017, Ref. RB	5.00%	12/01/2035	20	20,918
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2027 Municipal Bond ETF (BSMR)—(continued)
November 30, 2024
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Pennsylvania-(continued)
Pennsylvania (Commonwealth of) Turnpike Commission, Second Series 2017, Ref. RB	5.00%	12/01/2036	$85	$88,885
Pennsylvania (Commonwealth of) Turnpike Commission, Second Series 2017, Ref. RB	5.00%	12/01/2041	35	36,568
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2009 E, RB	6.00%	12/01/2030	85	92,404
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2009 E, RB	6.38%	12/01/2038	55	59,759
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2016 A, Ref. RB	5.00%	12/01/2027	15	15,643
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2016 B, Ref. RB	5.00%	06/01/2027	15	15,463
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2017 A-1, RB	5.00%	12/01/2042	45	47,026
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2017 A-1, RB	5.00%	12/01/2047	200	207,235
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2017 B-1, RB	5.00%	06/01/2036	220	228,439
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2017 B-1, RB	5.00%	06/01/2037	165	171,304
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2017 B-2, Ref. RB	4.00%	06/01/2039	175	176,744
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2017, Ref. RB	5.00%	12/01/2031	170	180,073
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2017, Ref. RB	5.00%	12/01/2035	30	31,640
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2017, Ref. RB	4.00%	12/01/2036	310	315,401
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2017-3, Ref. RB	5.00%	12/01/2031	255	269,583
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2017-3, Ref. RB	4.00%	12/01/2037	215	218,466
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2017-3, Ref. RB	4.00%	12/01/2038	75	75,997
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2017-3, Ref. RB	5.00%	12/01/2040	675	706,418
Pennsylvania (Commonwealth of) Turnpike Commission, Subseries 2017 B-2, Ref. RB	5.00%	06/01/2031	55	57,653
Pennsylvania (Commonwealth of) Turnpike Commission, Subseries 2017 B-2, Ref. RB	4.00%	06/01/2038	35	35,374
Pennsylvania (Commonwealth of) Turnpike Commission, Subseries 2017 B-2, Ref. RB, (INS - AGM)(c)	4.00%	06/01/2037	160	162,216
Pennsylvania State University (The), Series 2017 A, RB	5.00%	09/01/2047	215	222,658
Philadelphia (City of), PA, Fifteenth Series 2017, Ref. RB	5.00%	08/01/2042	95	98,468
Philadelphia (City of), PA, Series 2017 A, RB	5.00%	10/01/2047	320	331,178
Philadelphia (City of), PA, Series 2017 A, RB	5.25%	10/01/2052	50	52,151
Philadelphia (City of), PA, Series 2017 A, Ref. GO Bonds	5.00%	08/01/2032	160	168,544
Philadelphia (City of), PA, Series 2017 A, Ref. GO Bonds	5.00%	08/01/2033	25	26,317
Philadelphia (City of), PA, Series 2017 A, Ref. GO Bonds	5.00%	08/01/2034	85	89,411
Philadelphia (City of), PA, Series 2017 A, Ref. GO Bonds	5.00%	08/01/2036	100	104,893
Philadelphia (City of), PA, Series 2017 A, Ref. GO Bonds, (INS - AGM)(c)	5.00%	08/01/2035	95	99,613
Philadelphia (City of), PA, Series 2017, Ref. GO Bonds	5.00%	08/01/2031	125	131,783
Philadelphia (City of), PA, Series 2017, Ref. GO Bonds	5.00%	08/01/2041	30	31,200
Philadelphia (City of), PA Authority for Industrial Development (Children’s Hospital of Philadelphia), Series 2017, Ref. RB	5.00%	07/01/2033	5	5,209
Philadelphia (City of), PA Authority for Industrial Development (Children’s Hospital of Philadelphia), Series 2017, Ref. RB	4.00%	07/01/2035	50	50,394
Philadelphia (City of), PA Authority for Industrial Development (Children’s Hospital of Philadelphia), Series 2017, Ref. RB	4.00%	07/01/2036	210	211,575
Philadelphia (City of), PA Authority for Industrial Development (Children’s Hospital of Philadelphia), Series 2017, Ref. RB	4.00%	07/01/2037	30	30,201
Philadelphia (City of), PA Authority for Industrial Development (Thomas Jefferson University), Series 2017 A, Ref. RB	5.00%	09/01/2042	100	102,157
Philadelphia (City of), PA Authority for Industrial Development (Thomas Jefferson University), Series 2017 A, Ref. RB	5.00%	09/01/2047	50	50,842
Philadelphia School District (The), Series 2016 F, Ref. GO Bonds	5.00%	09/01/2027	30	30,920
Pottsville (City of), PA Hospital Authority (Lehigh Valley), Series 2016 B, Ref. RB(a)(b)	5.00%	01/01/2027	10	10,452
Westmoreland (County of), PA Municipal Authority, Series 2017, Ref. RB, (INS - BAM)(c)	5.00%	08/15/2031	50	52,527
Westmoreland (County of), PA Municipal Authority, Series 2017, Ref. RB, (INS - BAM)(c)	4.00%	08/15/2034	50	50,739
Westmoreland (County of), PA Municipal Authority, Series 2017, Ref. RB, (INS - BAM)(c)	5.00%	08/15/2036	115	120,344
				9,355,201
Rhode Island-0.16%
Rhode Island Commerce Corp. (Garvee), Series 2016 B, RB	5.00%	06/15/2027	100	103,197
Rhode Island Health & Educational Building Corp. (Brown University), Series 2017 A, Ref. RB	5.00%	09/01/2029	130	137,875
Rhode Island Health & Educational Building Corp. (Brown University), Series 2017 A, Ref. RB	4.00%	09/01/2037	50	50,860
				291,932
South Carolina-0.53%
Greenville County School District, Series 2023, Ref. RB	5.00%	12/01/2027	310	330,783
Lexington County Health Services District, Inc. (Lexmed Obligated Group), Series 2017, Ref. RB	4.00%	11/01/2030	35	35,928
Lexington County Health Services District, Inc. (Lexmed Obligated Group), Series 2017, Ref. RB	4.00%	11/01/2031	50	51,225
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2027 Municipal Bond ETF (BSMR)—(continued)
November 30, 2024
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
South Carolina-(continued)
Lexington County Health Services District, Inc. (Lexmed Obligated Group), Series 2017, Ref. RB	4.00%	11/01/2032	$50	$51,133
Mount Pleasent (Town of), SC, Series 2017 A, RB	4.00%	06/01/2044	375	376,495
South Carolina (State of) Transportation Infrastructure Bank, Series 2017 A, Ref. RB	5.00%	10/01/2038	50	52,276
South Carolina (State of) Transportation Infrastructure Bank, Series 2017 A, Ref. RB	5.00%	10/01/2039	50	52,195
South Carolina (State of) Transportation Infrastructure Bank, Series 2017, Ref. RB	5.00%	10/01/2037	5	5,235
South Carolina (State of) Transportation Infrastructure Bank, Series 2021 B, Ref. RB	5.00%	10/01/2027	30	31,937
				987,207
South Dakota-0.13%
South Dakota (State of) Health & Educational Facilities Authority (Avera Health), Series 2017, Ref. RB	4.00%	07/01/2042	30	29,436
South Dakota (State of) Health & Educational Facilities Authority (Regional Health), Series 2017, RB	5.00%	09/01/2040	215	222,234
				251,670
Tennessee-0.83%
Knox (County of), TN Health, Educational & Housing Facility Board (Covenant Health), Series 2016 A, Ref. RB	5.00%	01/01/2047	160	162,589
Knox (County of), TN Health, Educational & Housing Facility Board (University Health), Series 2017, Ref. RB	5.00%	04/01/2036	10	10,141
Nashville (City of) & Davidson (County of), TN Metropolitan Government, Series 2016, Ref. GO Bonds	5.00%	01/01/2027	90	93,111
Nashville (City of) & Davidson (County of), TN Metropolitan Government, Series 2017 A, RB	5.00%	05/15/2042	460	475,669
Nashville (City of) & Davidson (County of), TN Metropolitan Government, Series 2017 B, RB	5.00%	07/01/2042	500	517,874
Nashville (City of) & Davidson (County of), TN Metropolitan Government, Series 2017, GO Bonds	4.00%	07/01/2029	5	5,126
Nashville (City of) & Davidson (County of), TN Metropolitan Government, Series 2017, GO Bonds	4.00%	07/01/2030	50	50,982
Nashville (City of) & Davidson (County of), TN Metropolitan Government, Series 2018, GO Bonds	5.00%	07/01/2027	100	105,897
Nashville (City of) & Davidson (County of), TN Metropolitan Government, Series 2024 B, Ref. RB	5.00%	05/15/2027	15	15,858
Tennessee (State of) School Bond Authority, Series 2017 B, Ref. RB, (CEP - Colorado Higher Education Intercept Program)	5.00%	11/01/2027	70	74,618
Tennessee Energy Acquisition Corp., Series 2006 C, RB	5.00%	02/01/2027	45	45,843
				1,557,708
Texas-7.00%
Alamo Community College District, Series 2017, Ref. GO Bonds	5.00%	08/15/2027	25	26,492
Alamo Community College District, Series 2022, GO Notes	5.00%	02/15/2027	155	162,495
Austin (City of), TX, Series 2015, Ref. GO Bonds	2.95%	09/01/2027	180	179,611
Austin (City of), TX, Series 2017, Ref. RB	5.00%	11/15/2027	75	79,995
Austin (City of), TX, Series 2017, Ref. RB	5.00%	11/15/2029	25	26,437
Austin (City of), TX, Series 2017, Ref. RB	5.00%	11/15/2042	60	62,204
Bexar (County of), TX, Series 2018, Ctfs. of Obligations	5.00%	06/15/2042	100	103,587
Bexar (County of), TX Hospital District, Series 2018, Ctfs. Of Obligations	5.00%	02/15/2048	75	76,466
Board of Regents of the University of Texas System, Series 2016 E, RB	5.00%	08/15/2027	100	106,103
Board of Regents of the University of Texas System, Series 2016 J, RB	5.00%	08/15/2027	270	280,573
Board of Regents of the University of Texas System, Series 2017 B, RB	5.00%	08/15/2027	50	53,051
Board of Regents of the University of Texas System, Series 2019 A, Ref. RB	5.00%	08/15/2027	15	15,915
Board of Regents of the University of Texas System, Series 2024 A, Ref. RB	5.00%	08/15/2027	10	10,610
Central Texas Regional Mobility Authority, Series 2021 C, RB	5.00%	01/01/2027	75	76,502
Conroe Independent School District, Series 2020 A, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2027	10	10,508
Cypress-Fairbanks Independent School District, Series 2016, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2027	200	204,987
Cypress-Fairbanks Independent School District, Series 2020 A, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2027	5	5,248
Cypress-Fairbanks Independent School District, Series 2023 A, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2027	75	78,725
Dallas (City of), TX, Series 2017, RB	5.00%	10/01/2046	150	155,767
Dallas (City of), TX, Series 2023 A, Ref. GO Bonds	5.00%	02/15/2027	510	535,331
Dallas (City of), TX Area Rapid Transit, Series 2019, Ref. RB	5.00%	12/01/2027	10	10,582
Dallas (City of), TX Independent School District, Series 2021 A, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2027	5	5,252
Dallas College, Series 2022, GO Bonds	5.00%	02/15/2033	500	521,979
Denton Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/15/2027	200	211,937
El Paso (County of), TX Hospital District, Series 2017, Ref. GO Bonds	4.00%	08/15/2038	115	109,454
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2027 Municipal Bond ETF (BSMR)—(continued)
November 30, 2024
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas-(continued)
Fort Bend Independent School District, Series 2017 E, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2027	$45	$47,166
Fort Bend Independent School District, Series 2018, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/15/2029	80	84,224
Fort Bend Independent School District, Series 2018, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/15/2030	125	131,190
Harris (County of), TX, Series 2020 A, Ref. GO Bonds	5.00%	10/01/2027	5	5,326
Harris (County of), TX, Series 2022 A, Ref. GO Bonds	5.00%	08/15/2027	250	265,526
Harris (County of), TX, Series 2022 A, Ref. RB	5.00%	08/15/2027	10	10,613
Harris (County of), TX Metropolitan Transit Authority, Series 2016 A, Ref. RB	5.00%	11/01/2027	175	182,167
Harris County Cultural Education Facilities Finance Corp. (Memorial Hermann Health System), Series 2019, Ref. RB	5.00%	12/01/2027	105	111,416
Harris County Cultural Education Facilities Finance Corp. (Teco Project), Series 2017, Ref. RB	5.00%	11/15/2031	70	73,243
Harris County Cultural Education Facilities Finance Corp. (Teco Project), Series 2017, Ref. RB	4.00%	11/15/2032	50	50,579
Harris County Cultural Education Facilities Finance Corp. (Teco), Series 2017, Ref. RB	4.00%	11/15/2035	25	25,198
Hays (County of), TX, Series 2017, GO Bonds	4.00%	02/15/2042	65	65,261
Houston (City of), TX, Series 2016 A, Ref. GO Bonds	5.00%	03/01/2027	115	117,768
Houston (City of), TX, Series 2016 B, Ref. RB	5.00%	11/15/2027	65	67,416
Houston (City of), TX, Series 2017 A, Ref. GO Bonds	5.00%	03/01/2027	5	5,244
Houston (City of), TX, Series 2017 A, Ref. GO Bonds	5.00%	03/01/2030	115	119,852
Houston (City of), TX, Series 2017 B, Ref. RB	5.00%	11/15/2027	50	53,257
Houston (City of), TX, Series 2017 B, Ref. RB	5.00%	11/15/2042	1,000	1,037,309
Houston (City of), TX, Series 2018 B, Ref. RB	5.00%	07/01/2027	25	26,378
Houston (City of), TX, Series 2021 A, GO Bonds	5.00%	03/01/2027	10	10,489
Houston Independent School District, Series 2016 A, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2027	85	87,008
Houston Independent School District, Series 2017, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2034	400	416,493
Houston Independent School District, Series 2017, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2042	500	516,750
Lewisville Independent School District, Series 2017 A, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	08/15/2029	75	76,831
Liberty Hill Independent School District, Series 2019, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/01/2049	100	102,550
Lone Star College System, Series 2017 A, GO Bonds	5.00%	08/15/2042	20	20,663
New Hope Cultural Education Facilities Finance Corp. (Children’s Health System of Texas), Series 2017 A, Ref. RB	5.00%	08/15/2029	110	115,419
New Hope Cultural Education Facilities Finance Corp. (Children’s Health System of Texas), Series 2017 A, Ref. RB	4.00%	08/15/2034	50	50,327
New Hope Cultural Education Facilities Finance Corp. (Children’s Health System of Texas), Series 2017 A, Ref. RB	4.00%	08/15/2035	325	326,598
New Hope Cultural Education Facilities Finance Corp. (Children’s Health System of Texas), Series 2017 A, Ref. RB	4.00%	08/15/2036	80	80,258
New Hope Cultural Education Facilities Finance Corp. (Children’s Health System of Texas), Series 2017 A, Ref. RB	4.00%	08/15/2037	100	100,187
North East Independent School District, Series 2018, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/01/2043	5	5,207
North Texas Tollway Authority, Series 2017 A, Ref. RB	4.00%	01/01/2032	85	86,205
North Texas Tollway Authority, Series 2017 A, Ref. RB	5.00%	01/01/2032	20	20,741
North Texas Tollway Authority, Series 2017 A, Ref. RB	4.00%	01/01/2033	150	151,879
North Texas Tollway Authority, Series 2017 A, Ref. RB	5.00%	01/01/2033	105	108,818
North Texas Tollway Authority, Series 2017 B, Ref. RB	5.00%	01/01/2032	5	5,191
North Texas Tollway Authority, Series 2017 B, Ref. RB	5.00%	01/01/2048	180	183,856
North Texas Tollway Authority, Series 2017 B, Ref. RB, (INS - AGM)(c)	4.00%	01/01/2034	415	419,415
North Texas Tollway Authority, Series 2017 B, Ref. RB, (INS - AGM)(c)	4.00%	01/01/2035	100	100,956
North Texas Tollway Authority, Series 2017 B, Ref. RB, (INS - AGM)(c)	4.00%	01/01/2036	40	40,324
North Texas Tollway Authority, Series 2019 B, Ref. RB	5.00%	01/01/2027	90	94,124
Pearland Independent School District, Series 2020, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2027	25	26,247
Permanent University Fund - University of Texas System, Series 2022 A, RB	5.00%	07/01/2027	5	5,292
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2027 Municipal Bond ETF (BSMR)—(continued)
November 30, 2024
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas-(continued)
Round Rock Independent School District, Series 2019 A, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/01/2027	$55	$58,365
San Antonio (City of), TX, Series 2016, Ref. RB	5.00%	02/01/2027	305	315,630
San Antonio (City of), TX, Series 2017, RB	5.00%	02/01/2047	140	143,953
San Antonio (City of), TX, Series 2017, Ref. RB	5.00%	02/01/2042	250	256,405
San Antonio (City of), TX, Series 2018, Ref. RB	5.00%	02/01/2027	150	156,992
San Antonio (City of), TX, Series 2024, GO Bonds	5.00%	02/01/2027	10	10,483
San Antonio Education Facilities Corp. (Trinity University), Series 2017, RB	5.00%	06/01/2047	315	326,857
Socorro Independent School District, Series 2018, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/15/2039	300	310,510
Texas (State of), Series 2017 A, Ref. GO Bonds	5.00%	10/01/2032	65	68,268
Texas (State of), Series 2017 A, Ref. GO Bonds	5.00%	10/01/2033	105	110,148
Texas (State of), Series 2017 A, Ref. GO Bonds	5.00%	10/01/2034	80	83,830
Texas (State of), Series 2017 B, Ref. GO Bonds	5.00%	10/01/2033	175	183,581
Texas (State of), Series 2017, Ref. GO Bonds	5.00%	10/01/2030	35	36,907
Texas (State of), Series 2017, Ref. GO Bonds	5.00%	10/01/2031	5	5,263
Texas (State of), Series 2017, Ref. GO Bonds	5.00%	10/01/2032	45	47,263
Texas (State of), Series 2017, Ref. GO Bonds	5.00%	10/01/2035	10	10,459
Texas (State of), Series 2018 A, Ref. GO Bonds	5.00%	10/01/2027	10	10,640
Texas (State of), Series 2024, Ref. GO Bonds	5.00%	10/01/2027	5	5,326
Texas (State of) Transportation Commission, Series 2024, Ref. GO Bonds	5.00%	04/01/2027	75	78,929
Texas (State of) Water Development Board, Series 2016, RB	5.00%	04/15/2027	25	25,932
Texas (State of) Water Development Board, Series 2017 A, RB	5.00%	04/15/2027	25	26,285
Texas (State of) Water Development Board, Series 2017 A, RB	4.00%	10/15/2032	15	15,311
Texas (State of) Water Development Board, Series 2017 A, RB	4.00%	10/15/2033	25	25,480
Texas (State of) Water Development Board, Series 2017 A, RB	4.00%	10/15/2042	100	100,239
Texas (State of) Water Development Board, Series 2017 A, RB	5.00%	10/15/2042	190	197,395
Texas (State of) Water Development Board, Series 2017 A, RB	5.00%	10/15/2047	820	845,378
Texas (State of) Water Development Board, Series 2017, RB	5.00%	10/15/2031	100	105,386
Texas (State of) Water Development Board, Series 2018, RB	5.00%	08/01/2027	280	296,241
Texas (State of) Water Development Board, Series 2018, RB	4.00%	08/01/2035	5	5,074
Texas A&M University, Series 2017 E, Ref. RB	5.00%	05/15/2027	70	73,935
Texas A&M University, Series 2017 E, Ref. RB	5.00%	05/15/2029	80	84,198
Texas A&M University, Series 2017 E, Ref. RB	5.00%	05/15/2030	55	57,831
Texas A&M University, Series 2024 A, RB	5.00%	05/15/2027	15	15,843
Texas State University Board of Regents, Series 2017 A, Ref. RB	5.00%	03/15/2029	10	10,490
Texas State University Board of Regents, Series 2017 A, Ref. RB	5.00%	03/15/2030	185	193,538
Texas State University Board of Regents, Series 2017 A, Ref. RB	5.00%	03/15/2031	35	36,489
Trinity River Authority, Series 2017, Ref. RB	5.00%	08/01/2030	25	26,355
				13,101,981
Utah-0.40%
Intermountain Power Agency, Series 2023 A, RB	5.00%	07/01/2027	80	84,512
University of Utah (The) (Green Bonds), Series 2022 B, RB	5.00%	08/01/2027	120	127,215
Utah (State of), Series 2017, GO Bonds	5.00%	07/01/2027	95	99,575
Utah (State of), Series 2018, GO Bonds	5.00%	07/01/2027	30	31,815
Utah (State of), Series 2018, GO Bonds	5.00%	07/01/2029	10	10,561
Utah (State of), Series 2020 B, GO Bonds	5.00%	07/01/2027	35	37,118
Utah (State of), Series 2020, GO Bonds	5.00%	07/01/2027	150	159,077
Utah (State of) Transit Authority, Series 2006 C, Ref. RB, (INS - AGM)(c)	5.25%	06/15/2027	50	52,349
Utah (State of) Transit Authority, Series 2016, Ref. RB	3.00%	12/15/2027	145	145,016
				747,238
Virginia-1.96%
Fairfax (County of), VA, Series 2020 A, Ref. GO Bonds	4.50%	10/01/2027	65	68,298
Hampton (City of), VA Roads Transportation Accountability Commission, Series 2023 A, RB	5.00%	07/01/2027	25	26,481
Henrico (County of), VA Economic Development Authority (Lifespire of Virginia), Series 2017 C, Ref. RB	5.00%	12/01/2047	100	101,331
Richmond (City of), VA, Series 2016, Ref. RB	5.00%	01/15/2027	45	46,095
Richmond (City of), VA, Series 2017 B, Ref. GO Bonds	4.00%	07/15/2029	100	102,757
University of Virginia, Series 2017 A, Ref. RB	5.00%	04/01/2038	15	15,668
University of Virginia, Series 2017 A, Ref. RB	5.00%	04/01/2039	360	375,670
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2027 Municipal Bond ETF (BSMR)—(continued)
November 30, 2024
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Virginia-(continued)
Virginia (Commonwealth of) College Building Authority, Series 2016 A, RB	5.00%	02/01/2027	$50	$51,286
Virginia (Commonwealth of) College Building Authority, Series 2016 A, Ref. RB, (CEP - Colorado Higher Education Intercept Program)	5.00%	09/01/2027	110	114,115
Virginia (Commonwealth of) College Building Authority, Series 2019 A, RB	5.00%	02/01/2027	110	115,483
Virginia (Commonwealth of) College Building Authority (21st Centuity College and Equipment), Series 2020, RB	5.00%	02/01/2027	250	262,461
Virginia (Commonwealth of) College Building Authority (21st Centuity College and Equipment), Series 2021, RB	5.00%	02/01/2027	20	20,997
Virginia (Commonwealth of) College Building Authority (21st Century College and Equipment Programs), Series 2017 C, RB	4.00%	02/01/2033	195	198,046
Virginia (Commonwealth of) College Building Authority (21st Century College and Equipment Programs), Series 2017, RB	5.00%	02/01/2027	75	78,738
Virginia (Commonwealth of) College Building Authority (21st Century College and Equipment Programs), Series 2017, RB	5.00%	02/01/2030	40	41,874
Virginia (Commonwealth of) College Building Authority (21st Century College and Equipment Programs), Series 2017, RB	5.00%	02/01/2031	40	41,849
Virginia (Commonwealth of) College Building Authority (21st Century College and Equipment Programs), Series 2017, Ref. RB	5.00%	02/01/2027	55	57,741
Virginia (Commonwealth of) College Building Authority (21st Century College and Equipment Programs), Series 2019 C, Ref. RB	5.00%	02/01/2027	60	62,991
Virginia (Commonwealth of) Public Building Authority, Series 2017 A, Ref. RB	5.00%	08/01/2027	50	53,086
Virginia (Commonwealth of) Public Building Authority, Series 2017 A, Ref. RB	5.00%	08/01/2029	60	63,548
Virginia (Commonwealth of) Public Building Authority, Series 2017 A, Ref. RB	4.00%	08/01/2031	90	92,266
Virginia (Commonwealth of) Public Building Authority, Series 2020 B, Ref. RB	5.00%	08/01/2027	45	47,777
Virginia (Commonwealth of) Public Building Authority, Series 2021 A-1, RB	5.00%	08/01/2027	500	530,857
Virginia (Commonwealth of) Transportation Board, Series 2017 A, Ref. RB	5.00%	05/15/2027	30	31,687
Virginia (Commonwealth of) Transportation Board, Series 2017 A, Ref. RB	5.00%	05/15/2029	100	106,522
Virginia (Commonwealth of) Transportation Board, Series 2017 A, Ref. RB	5.00%	05/15/2030	5	5,320
Virginia (Commonwealth of) Transportation Board, Series 2017 A, Ref. RB	5.00%	05/15/2031	100	106,266
Virginia (Commonwealth of) Transportation Board, Series 2017 A, Ref. RB	4.00%	05/15/2034	25	25,458
Virginia (Commonwealth of) Transportation Board, Series 2017 A, Ref. RB	4.00%	05/15/2036	150	152,456
Virginia (Commonwealth of) Transportation Board (Garvee), Series 2017, Ref. RB	5.00%	03/15/2027	130	136,796
Virginia (Commonwealth of) Transportation Board (Garvee), Series 2017, Ref. RB	5.00%	09/15/2027	500	532,041
				3,665,961
Washington-3.54%
Auburn School District No. 408 of King & Pierce Counties, Series 2018, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	12/01/2035	540	569,972
Central Puget Sound Regional Transit Authority (Green Bonds), Series 2021 S-1, Ref. RB	5.00%	11/01/2027	35	37,339
Energy Northwest (Columbia Generating Station), Series 2017 A, Ref. RB	5.00%	07/01/2029	170	179,694
Energy Northwest (Columbia Generating Station), Series 2017 A, Ref. RB	5.00%	07/01/2033	185	194,274
Energy Northwest (No. 1), Series 2020 A, Ref. RB	5.00%	07/01/2027	95	100,480
Energy Northwest (No. 3), Series 2018, Ref. RB	5.00%	07/01/2027	35	37,019
Franklin County School District No. 1 Pasco, Series 2018, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	12/01/2030	135	143,489
Franklin County School District No. 1 Pasco, Series 2018, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	12/01/2031	150	159,121
Franklin County School District No. 1 Pasco, Series 2018, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	12/01/2032	65	68,857
Franklin County School District No. 1 Pasco, Series 2023, Ref. GO Bonds, (CEP - Oregon School Bond Guaranty)	4.00%	12/01/2027	10	10,378
King (County of), WA, Series 2017, Ref. GO Bonds	4.00%	07/01/2030	110	113,159
King (County of), WA, Series 2017, Ref. RB	5.00%	07/01/2049	100	103,077
King County School District No. 210 Federal Way, Series 2018, GO Bonds, (CEP - Oregon School Bond Guaranty)	4.00%	12/01/2034	105	107,253
King County School District No. 210 Federal Way, Series 2018, GO Bonds, (CEP - Oregon School Bond Guaranty)	4.00%	12/01/2035	35	35,697
King County School District No. 210 Federal Way, Series 2018, GO Bonds, (CEP - Oregon School Bond Guaranty)	4.00%	12/01/2036	40	40,766
King County School District No. 405 Bellevue, Series 2016, Ref. GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	12/01/2027	120	125,322
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2027 Municipal Bond ETF (BSMR)—(continued)
November 30, 2024
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Washington-(continued)
King County School District No. 411 Issaquah, Series 2015, Ref. GO Bonds, (CEP - Oregon School Bond Guaranty)	3.00%	12/01/2027	$70	$69,824
King County School District No. 411 Issaquah, Series 2018, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	12/01/2032	20	21,187
King County School District No. 411 Issaquah, Series 2018, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	12/01/2033	130	137,598
King County School District No. 414 Lake Washington, Series 2017, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	12/01/2031	45	47,310
King County School District No. 414 Lake Washington, Series 2017, GO Bonds, (CEP - Oregon School Bond Guaranty)	4.00%	12/01/2033	30	30,630
King County School District No. 414 Lake Washington, Series 2020, Ref. GO Bonds, (CEP - Oregon School Bond Guaranty)	4.00%	12/01/2027	90	93,352
Pierce County School District No. 3 Puyallup, Series 2017, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	12/01/2033	65	68,208
Pierce County School District No. 3 Puyallup, Series 2017, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	12/01/2034	50	52,406
Pierce County School District No. 3 Puyallup, Series 2017, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	12/01/2036	10	10,452
Puyallup School District No. 3 (Washing State School District Credit Enhancement Program), Series 2017, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	12/01/2035	100	104,690
Seattle (City of), WA, Series 2017 C, Ref. RB(a)(b)	5.00%	09/01/2027	50	53,007
Seattle (City of), WA, Series 2017 C, Ref. RB(a)(b)	5.00%	09/01/2027	10	10,601
Seattle (City of), WA, Series 2017 C, Ref. RB	4.00%	09/01/2034	50	50,786
Seattle (City of), WA, Series 2017 C, Ref. RB	4.00%	09/01/2035	150	152,027
Seattle (City of), WA (Green Bonds), Series 2020 A, RB	5.00%	07/01/2027	90	95,307
Seattle (Port of), WA, Series 2016, Ref. RB	5.00%	02/01/2027	60	61,328
Washington (State of), Series 2016 B, Ref. GO Bonds	5.00%	08/01/2027	195	201,863
Washington (State of), Series 2017 A, GO Bonds	5.00%	08/01/2033	40	41,959
Washington (State of), Series 2017 A, GO Bonds	5.00%	08/01/2035	65	68,013
Washington (State of), Series 2017 A, GO Bonds	5.00%	08/01/2036	50	52,240
Washington (State of), Series 2017 A, GO Bonds	5.00%	08/01/2038	115	119,883
Washington (State of), Series 2017 A, GO Bonds	5.00%	08/01/2039	5	5,203
Washington (State of), Series 2017 A, GO Bonds	5.00%	08/01/2040	10	10,391
Washington (State of), Series 2017 A, GO Bonds	5.00%	08/01/2042	150	155,399
Washington (State of), Series 2017 C, Ref. GO Bonds	5.00%	08/01/2027	210	222,904
Washington (State of), Series 2017 C, Ref. GO Bonds	5.00%	08/01/2029	255	269,768
Washington (State of), Series 2017 C, Ref. GO Bonds	5.00%	08/01/2034	210	220,175
Washington (State of), Series 2017 D, GO Bonds	5.00%	02/01/2027	40	41,985
Washington (State of), Series 2017 D, GO Bonds	5.00%	02/01/2029	60	62,882
Washington (State of), Series 2017 D, GO Bonds	5.00%	02/01/2030	10	10,461
Washington (State of), Series 2017 D, GO Bonds	5.00%	02/01/2031	80	83,448
Washington (State of), Series 2017 D, GO Bonds	5.00%	02/01/2033	25	26,019
Washington (State of), Series 2017 D, GO Bonds	5.00%	02/01/2035	10	10,386
Washington (State of), Series 2017 D, GO Bonds	5.00%	02/01/2039	30	31,006
Washington (State of), Series 2017 D, GO Bonds	5.00%	02/01/2040	80	82,581
Washington (State of), Series 2017 D, GO Bonds	5.00%	02/01/2042	160	164,757
Washington (State of), Series 2017, Ref. GO Bonds	5.00%	08/01/2035	30	31,407
Washington (State of), Series 2018 C, GO Bonds	5.00%	02/01/2027	205	215,174
Washington (State of), Series 2019 A, GO Bonds	5.00%	08/01/2027	30	31,843
Washington (State of), Series 2020 C, GO Bonds	5.00%	02/01/2027	30	31,489
Washington (State of), Series R-2017A, Ref. GO Bonds	5.00%	08/01/2027	35	36,232
Washington (State of), Series R-2018D, Ref. GO Bonds	5.00%	08/01/2027	610	647,484
Washington (State of), Series R-2018D, Ref. GO Bonds	5.00%	08/01/2030	30	31,666
Washington (State of), Series R-2018D, Ref. GO Bonds	5.00%	08/01/2032	150	157,503
Washington (State of), Series R-2018D, Ref. GO Bonds	5.00%	08/01/2035	40	41,865
Washington (State of), Series R-2022D, Ref. GO Bonds	4.00%	07/01/2027	20	20,658
Washington (State of), Series R-2024C, Ref. GO Bonds	5.00%	08/01/2027	85	90,223
Washington (State of) Health Care Facilities Authority (Seattle Children’s Hospital), Series 2017 A, RB	5.00%	10/01/2047	135	138,691
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2027 Municipal Bond ETF (BSMR)—(continued)
November 30, 2024
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Washington-(continued)
Washington (State of) Health Care Facilities Authority (Virginia Mason Medical Center), Series 2017, Ref. RB	5.00%	08/15/2031	$25	$25,862
Washington (State of) Health Care Facilities Authority (Virginia Mason Medical Center), Series 2017, Ref. RB	5.00%	08/15/2034	150	154,458
				6,620,488
West Virginia-0.06%
West Virginia (State of) Commissioner of Highways (Surface Transportation), Series 2017 A, RB	5.00%	09/01/2027	45	47,499
West Virginia (State of) Commissioner of Highways (Surface Transportation), Series 2017 A, RB	5.00%	09/01/2029	35	36,939
West Virginia (State of) Hospital Finance Authority (West Virginia University Health System Obligated Group), Series 2017 A, RB	5.00%	06/01/2047	35	35,670
				120,108
Wisconsin-1.35%
Middleton-Cross Plains Area School District, Series 2019 A, GO Bonds	3.25%	03/01/2036	100	100,070
Wisconsin (State of), Series 2017 2, Ref. GO Bonds	5.00%	11/01/2027	20	21,072
Wisconsin (State of), Series 2017 3, Ref. GO Bonds	5.00%	11/01/2028	70	73,684
Wisconsin (State of), Series 2017 3, Ref. GO Bonds	5.00%	11/01/2029	305	320,471
Wisconsin (State of), Series 2017 3, Ref. GO Bonds	5.00%	11/01/2030	40	42,039
Wisconsin (State of), Series 2017, Ref. GO Bonds	5.00%	11/01/2027	235	247,591
Wisconsin (State of), Series 2017, Ref. GO Bonds	5.00%	11/01/2029	40	42,029
Wisconsin (State of), Series 2017, Ref. GO Bonds	5.00%	11/01/2030	5	5,255
Wisconsin (State of), Series 2017-3, Ref. GO Bonds	5.00%	11/01/2027	35	36,875
Wisconsin (State of), Series 2017-3, Ref. GO Bonds	4.00%	11/01/2034	45	45,885
Wisconsin (State of), Series 2019 A, Ref. RB(a)	5.00%	05/01/2027	250	263,463
Wisconsin (State of), Series 2019 A, Ref. RB(a)(b)	5.00%	05/01/2027	215	226,578
Wisconsin (State of), Series 2019 A, Ref. RB(a)(b)	5.00%	05/01/2027	115	121,193
Wisconsin (State of), Series 2019 B, GO Bonds	5.00%	05/01/2038	10	10,441
Wisconsin (State of), Series 2021-1, Ref. GO Bonds	5.00%	05/01/2027	75	79,165
Wisconsin (State of), Series 2021-2, Ref. GO Bonds	5.00%	05/01/2027	40	42,221
Wisconsin (State of) Department of Transportation, Series 2017-1, Ref. GO Bonds	5.00%	07/01/2027	75	79,423
Wisconsin (State of) Department of Transportation, Series 2017-2, Ref. RB	5.00%	07/01/2027	55	58,243
Wisconsin (State of) Department of Transportation, Series 2017-2, Ref. RB	5.00%	07/01/2029	70	73,884
Wisconsin (State of) Department of Transportation, Series 2017-2, Ref. RB	5.00%	07/01/2031	75	78,848
Wisconsin (State of) Department of Transportation, Series 2024-2, Ref. RB	5.00%	07/01/2027	80	84,718
Wisconsin (State of) Public Finance Authority (Prime Healthcare Foundation, Inc.), Series 2018 A, RB	5.20%	12/01/2037	450	466,019
				2,519,167
TOTAL INVESTMENTS IN SECURITIES(d)-98.29% (Cost $184,051,479)				183,953,632
OTHER ASSETS LESS LIABILITIES-1.71%				3,205,878
NET ASSETS-100.00%				$187,159,510

See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2027 Municipal Bond ETF (BSMR)—(continued)
November 30, 2024
(Unaudited)
Investment Abbreviations:
AGM	-Assured Guaranty Municipal Corp.
BAM	-Build America Mutual Assurance Co.
CEP	-Credit Enhancement Provider
COP	-Certificates of Participation
Ctfs.	-Certificates
GO	-General Obligation
INS	-Insurer
NATL	-National Public Finance Guarantee Corp.
RAC	-Revenue Anticipation Certificates
RB	-Revenue Bonds
Ref.	-Refunding
RN	-Revenue Notes
Wts.	-Warrants

Notes to Schedule of Investments:
(a)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(b)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(c)	Principal and/or interest payments are secured by the bond insurance company listed.
(d)
Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations. No concentration of any single entity was greater than 5% each.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments
Invesco BulletShares 2028 Municipal Bond ETF (BSMS)
November 30, 2024
(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations-98.33%
Alabama-0.46%
Alabama (State of) Public School & College Authority (Social Bonds), Series 2020 A, Ref. RB	5.00%	11/01/2028	$100	$108,710
Auburn University, Series 2018 A, RB	5.00%	06/01/2043	50	52,551
Auburn University, Series 2018 A, RB	5.00%	06/01/2048	45	46,873
Birmingham (City of) & Jefferson (County of), AL Civic Center Authority, Series 2018 B, RB	5.00%	07/01/2043	300	309,199
Jefferson County Board of Education, Series 2018, Revenue Wts.	5.00%	02/01/2046	100	102,982
				620,315
Alaska-0.02%
North Slope (Borough of), AK, Series 2022 A, GO Bonds	5.00%	06/30/2028	30	32,362
Arizona-1.44%
Arizona (State of), Series 2019 A, Ref. COP(a)	5.00%	10/01/2028	5	5,448
Arizona (State of) Industrial Development Authority (Equitable School Revolving Fund), Series 2019, RB	5.00%	11/01/2044	10	10,402
Maricopa (County of), AZ Industrial Development Authority (Banner Health Obligated Group), Series 2017 A, RB	4.00%	01/01/2041	50	50,270
Maricopa (County of), AZ Industrial Development Authority (Banner Health), Series 2017 A, RB	5.00%	01/01/2041	250	259,744
Maricopa (County of), AZ Industrial Development Authority (HonorHealth), Series 2019 A, Ref. RB	5.00%	09/01/2037	5	5,265
Maricopa (County of), AZ Industrial Development Authority (HonorHealth), Series 2019 A, Ref. RB	5.00%	09/01/2042	20	20,891
Maricopa (County of), AZ Special Health Care District, Series 2021 D, GO Bonds	5.00%	07/01/2028	50	53,709
Maricopa (County of), AZ Special Health Care District (Maricopa Integrated Health), Series 2018 C, GO Bonds	5.00%	07/01/2028	150	161,128
Maricopa (County of), AZ Special Health Care District (Maricopa Integrated Health), Series 2018 C, GO Bonds	5.00%	07/01/2030	50	53,386
Maricopa (County of), AZ Special Health Care District (Maricopa Integrated Health), Series 2018 C, GO Bonds	5.00%	07/01/2031	55	58,532
Maricopa (County of), AZ Special Health Care District (Maricopa Integrated Health), Series 2018, GO Bonds	5.00%	07/01/2034	460	487,079
Maricopa (County of), AZ Special Health Care District (Maricopa Integrated Health), Series 2018, GO Bonds	5.00%	07/01/2035	35	36,993
Salt River Project Agricultural Improvement & Power District, Series 2016 A, Ref. RB	5.00%	01/01/2028	20	20,932
Salt River Project Agricultural Improvement & Power District, Series 2017, Ref. RB	5.00%	01/01/2030	100	106,887
Salt River Project Agricultural Improvement & Power District, Series 2017, Ref. RB	5.00%	01/01/2033	100	106,117
Salt River Project Agricultural Improvement & Power District, Series 2017, Ref. RB	5.00%	01/01/2034	25	26,504
Salt River Project Agricultural Improvement & Power District, Series 2017, Ref. RB	5.00%	01/01/2036	175	185,007
Salt River Project Agricultural Improvement & Power District, Series 2017, Ref. RB	5.00%	01/01/2037	175	184,812
Salt River Project Agricultural Improvement & Power District, Series 2017, Ref. RB	5.00%	01/01/2038	15	15,820
Salt River Project Agricultural Improvement & Power District, Series 2017, Ref. RB	5.00%	01/01/2039	75	78,900
				1,927,826
Arkansas-0.13%
Fort Smith (City of), AR, Series 2018, Ref. RB	5.00%	10/01/2033	20	21,315
Fort Smith (City of), AR, Series 2018, Ref. RB	5.00%	10/01/2034	30	31,947
Little Rock (City of), AR, Series 2022 A, GO Bonds	3.88%	02/01/2043	125	125,054
				178,316
California-16.23%
Bay Area Toll Authority, Series 2023 F-1, RB	5.00%	04/01/2028	70	76,017
Bay Area Toll Authority (San Francisco Bay Area), Series 2017, Ref. RB	5.00%	04/01/2028	15	16,289
Brentwood Union School District (Election of 2016), Series 2018, GO Bonds	4.00%	08/01/2048	190	190,980
Cabrillo Unified School District (Election of 2018), Series 2020 B, GO Bonds	5.00%	08/01/2050	75	78,197
California (State of), Series 2003, GO Bonds, (INS - AMBAC)(b)	5.00%	02/01/2028	5	5,370
California (State of), Series 2016, Ref. GO Bonds	3.25%	09/01/2028	15	15,086
California (State of), Series 2017, Ref. GO Bonds	3.00%	08/01/2028	10	10,015
California (State of), Series 2017, Ref. GO Bonds	5.00%	08/01/2028	105	111,391
California (State of), Series 2017, Ref. GO Bonds	5.00%	11/01/2028	100	106,627
California (State of), Series 2018, GO Bonds	5.00%	10/01/2028	110	119,642
California (State of), Series 2018, GO Bonds	5.00%	10/01/2030	45	48,728
California (State of), Series 2018, Ref. GO Bonds	5.00%	08/01/2028	300	325,453
California (State of), Series 2019, GO Bonds	5.00%	11/01/2031	55	59,355
California (State of), Series 2019, GO Bonds	5.00%	11/01/2032	270	291,117
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2028 Municipal Bond ETF (BSMS)—(continued)
November 30, 2024
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
California (State of), Series 2019, Ref. GO Bonds	5.00%	04/01/2028	$270	$290,956
California (State of), Series 2019, Ref. GO Bonds	5.00%	04/01/2028	500	538,807
California (State of), Series 2019, Ref. GO Bonds	5.00%	10/01/2028	75	81,574
California (State of), Series 2019, Ref. GO Bonds	5.00%	11/01/2034	260	279,769
California (State of), Series 2019, Ref. GO Bonds	5.00%	11/01/2036	580	622,085
California (State of), Series 2019, Ref. GO Bonds	5.00%	11/01/2037	200	214,092
California (State of), Series 2019, Ref. GO Bonds	5.00%	11/01/2039	60	64,033
California (State of), Series 2020, Ref. GO Bonds	5.00%	11/01/2028	290	315,936
California (State of), Series 2021 B, Ref. GO Bonds	5.00%	10/01/2028	160	174,025
California (State of), Series 2021, Ref. GO Bonds	5.00%	09/01/2028	90	97,797
California (State of), Series 2021, Ref. GO Bonds	5.00%	10/01/2028	30	32,630
California (State of), Series 2021, Ref. GO Bonds	5.00%	12/01/2028	145	158,226
California (State of), Series 2022, GO Bonds	5.00%	04/01/2028	215	231,687
California (State of), Series 2022, Ref. GO Bonds	4.00%	09/01/2028	25	26,205
California (State of), Series 2022, Ref. GO Bonds	5.00%	11/01/2028	250	272,359
California (State of), Series 2022, Ref. GO Bonds	5.00%	04/01/2035	530	569,047
California (State of), Series 2023, Ref. GO Bonds	5.00%	09/01/2028	25	27,166
California (State of) (Bid Group A), Series 2018, GO Bonds	5.00%	10/01/2048	250	262,622
California (State of) Department of Water Resources, Series 2018, Ref. RB	5.00%	12/01/2028	35	38,570
California (State of) Department of Water Resources, Series 2019 BA, RB	5.00%	12/01/2028	35	38,570
California (State of) Department of Water Resources (Central Valley), Series 2020 BB, Ref. RB	5.00%	12/01/2028	60	66,120
California (State of) Department of Water Resources (Central Valley), Series 2021, RB	5.00%	12/01/2028	45	49,590
California (State of) Educational Facilities Authority (University of San Francisco), Series 2018 A, RB	5.00%	10/01/2048	20	20,871
California (State of) Health Facilities Financing Authority (Stanford Health Care), Series 2017 A, Ref. RB	5.00%	11/15/2028	10	10,706
California (State of) Infrastructure & Economic Development Bank (Bay Area Toll Bridges), Series 2003 A, RB(a)(c)	5.00%	01/01/2028	10	10,799
California (State of) Infrastructure & Economic Development Bank (Bay Area Toll Bridges), Series 2003 A, RB(a)(c)	5.00%	01/01/2028	130	140,381
California (State of) Infrastructure & Economic Development Bank (Clean Water Revolving Fund), Series 2018, RB	5.00%	10/01/2031	80	86,237
California (State of) Infrastructure & Economic Development Bank (Clean Water Revolving Fund) (Green Bonds), Series 2018, RB	5.00%	10/01/2028	30	32,574
California (State of) Infrastructure & Economic Development Bank (Clean Water Revolving Fund) (Green Bonds), Series 2018, RB	5.00%	10/01/2029	20	21,697
California (State of) Infrastructure & Economic Development Bank (Clean Water Revolving Fund) (Green Bonds), Series 2018, RB	5.00%	10/01/2035	115	123,142
California (State of) Infrastructure & Economic Development Bank (Segerstrom Center for the Arts), Series 2017, Ref. RB	5.00%	01/01/2028	200	213,570
California (State of) Infrastructure & Economic Development Bank (The Broad) (Sustainability Bonds), Series 2021, Ref. RB	5.00%	06/01/2028	20	21,730
California (State of) Infrastructure & Economic Development Bank (UCSF 2130 Third Street), Series 2017, RB	5.00%	05/15/2042	250	263,364
California (State of) Infrastructure & Economic Development Bank (UCSF 2130 Third Street), Series 2017, RB	5.00%	05/15/2047	145	151,709
California (State of) Municipal Finance Authority (Emerson College), Series 2017 B, Ref. RB	5.00%	01/01/2042	150	152,530
California (State of) Municipal Finance Authority (Orange County Civic Center Infrastructure Improvement Program - Phase II), Series 2018 A, RB	5.00%	06/01/2048	240	252,075
California (State of) Municipal Finance Authority (Orange County Civic Center Infrastructure Improvement Program - Phase II), Series 2018, RB	5.00%	06/01/2043	45	47,616
California (State of) Public Finance Authority (Sharp Healthcare), Series 2017 A, Ref. RB	4.00%	08/01/2047	25	24,861
California (State of) Public Works Board, Series 2022 A, Ref. RB	5.00%	08/01/2028	200	216,896
California (State of) Public Works Board, Series 2023 B, Ref. RB	5.00%	12/01/2028	170	185,574
California (State of) Public Works Board (Various Capital), Series 2017 B, Ref. RB(a)(c)	5.00%	10/01/2027	5	5,345
California (State of) Public Works Board (Various Capital), Series 2017 B, Ref. RB	5.00%	10/01/2028	90	95,751
California (State of) Public Works Board (Various Capital), Series 2019 C, RB	5.00%	11/01/2028	25	27,246
California (State of) Public Works Board (Various Capital), Series 2023, Ref. RB	5.00%	09/01/2028	5	5,431
California (State of) Statewide Communities Development Authority (Huntington Memorial Hospital), Series 2018, RB	4.00%	07/01/2048	150	149,517
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2028 Municipal Bond ETF (BSMS)—(continued)
November 30, 2024
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
California (State of) Statewide Communities Development Authority (Methodist Hospital of Southern California), Series 2018, RB	5.00%	01/01/2043	$10	$10,452
California (State of) Statewide Communities Development Authority (Methodist Hospital of Southern California), Series 2018, RB	5.00%	01/01/2048	265	275,275
California State University, Series 2018 A, Ref. RB	5.00%	11/01/2034	50	54,013
California State University, Series 2018 A, Ref. RB	5.00%	11/01/2043	205	217,924
California State University, Series 2018 A, Ref. RB	5.00%	11/01/2048	150	158,122
Chaffey Community College District (Election of 2018), Series 2019 A, GO Bonds(a)(c)	4.00%	06/01/2028	150	151,857
Chaffey Community College District (Election of 2018), Series 2019 A, GO Bonds(a)(c)	5.00%	06/01/2028	150	158,223
Chaffey Joint Union High School District, Series 2019 D, GO Bonds	4.00%	08/01/2049	75	75,366
Contra Costa (County of), CA Transportation Authority, Series 2018 B, Ref. RB	5.00%	03/01/2028	20	21,152
Corona-Norco Unified School District (Election of 2014), Series 2019 C, GO Bonds	4.00%	08/01/2049	60	60,293
East Bay Municipal Utility District, Series 2017 B, Ref. RB	5.00%	06/01/2028	20	21,265
East Side Union High School District, Series 2024 A, Ref. GO Bonds, (INS - AGM)(b)	5.00%	08/01/2028	25	27,360
Grossmont-Cuyamaca Community College District (Election of 2012), Series 2018 B, GO Bonds	4.00%	08/01/2047	25	25,174
Hartnell Community College District, Series 2020 B, GO Bonds	3.00%	08/01/2045	75	64,704
Long Beach Community College District, Series 2019 C, GO Bonds	4.00%	08/01/2049	150	150,731
Los Angeles (City of), CA, Series 2018 B, Ref. RB	5.00%	06/01/2028	70	76,400
Los Angeles (City of), CA, Series 2022 C, Ref. RB	5.00%	06/01/2028	65	70,943
Los Angeles (City of), CA Department of Airports, Series 2019 C, Ref. RB	5.00%	05/15/2028	55	59,739
Los Angeles (City of), CA Department of Airports (Los Angeles International Airport), Series 2019 E, RB	5.00%	05/15/2044	20	21,204
Los Angeles (City of), CA Department of Airports (Los Angeles International Airport), Series 2019 E, RB	5.00%	05/15/2049	290	305,761
Los Angeles (City of), CA Department of Airports (Los Angeles International Airport), Series 2020, Ref. RB	5.00%	05/15/2028	30	32,585
Los Angeles (City of), CA Department of Water & Power, Series 2018 A, RB	5.00%	07/01/2048	35	36,638
Los Angeles (City of), CA Department of Water & Power, Series 2018 A, Ref. RB	5.00%	07/01/2028	25	26,975
Los Angeles (City of), CA Department of Water & Power, Series 2018 A, Ref. RB	5.00%	07/01/2031	15	16,095
Los Angeles (City of), CA Department of Water & Power, Series 2018 A, Ref. RB	5.00%	07/01/2032	95	101,598
Los Angeles (City of), CA Department of Water & Power, Series 2018 A, Ref. RB	5.00%	07/01/2037	35	37,144
Los Angeles (City of), CA Department of Water & Power, Series 2018 A, Ref. RB	5.00%	07/01/2038	170	180,145
Los Angeles (City of), CA Department of Water & Power, Series 2018 B, Ref. RB	5.00%	07/01/2035	65	69,921
Los Angeles (City of), CA Department of Water & Power, Series 2018 B, Ref. RB	5.00%	07/01/2037	265	283,920
Los Angeles (City of), CA Department of Water & Power, Series 2018 B, Ref. RB	5.00%	07/01/2043	420	444,936
Los Angeles (City of), CA Department of Water & Power, Series 2018 D, Ref. RB	5.00%	07/01/2033	30	32,355
Los Angeles (City of), CA Department of Water & Power, Series 2018 D, Ref. RB	5.00%	07/01/2035	110	118,249
Los Angeles (City of), CA Department of Water & Power, Series 2018 D, Ref. RB	5.00%	07/01/2036	20	21,451
Los Angeles (City of), CA Department of Water & Power, Series 2018 D, Ref. RB	5.00%	07/01/2037	10	10,707
Los Angeles (City of), CA Department of Water & Power, Series 2018 D, Ref. RB	5.00%	07/01/2038	10	10,689
Los Angeles (City of), CA Department of Water & Power, Series 2018 D, Ref. RB	5.00%	07/01/2039	25	26,659
Los Angeles (City of), CA Department of Water & Power, Series 2018 D, Ref. RB	5.00%	07/01/2048	265	277,474
Los Angeles (City of), CA Department of Water & Power, Series 2020 B, Ref. RB	4.00%	07/01/2028	100	105,432
Los Angeles (City of), CA Department of Water & Power, Series 2022 E, Ref. RB	5.00%	07/01/2028	10	10,913
Los Angeles (County of), CA Metropolitan Transportation Authority, Series 2017 A, RB	5.00%	07/01/2028	20	21,304
Los Angeles (County of), CA Metropolitan Transportation Authority, Series 2019 B, RB	5.00%	07/01/2032	15	16,248
Los Angeles (County of), CA Metropolitan Transportation Authority, Series 2019 B, RB	5.00%	07/01/2033	20	21,637
Los Angeles (County of), CA Metropolitan Transportation Authority, Series 2019 B, RB	5.00%	07/01/2034	25	27,016
Los Angeles (County of), CA Metropolitan Transportation Authority, Series 2021 A, RB	5.00%	06/01/2028	20	21,822
Los Angeles (County of), CA Metropolitan Transportation Authority, Series 2023, Ref. RB	5.00%	07/01/2028	10	10,931
Los Angeles (County of), CA Metropolitan Transportation Authority (Green Bonds), Series 2019 A, RB	5.00%	07/01/2028	5	5,465
Los Angeles (County of), CA Metropolitan Transportation Authority (Green Bonds), Series 2019 A, RB	5.00%	07/01/2030	15	16,293
Los Angeles (County of), CA Metropolitan Transportation Authority (Green Bonds), Series 2019 A, RB	5.00%	07/01/2031	55	59,679
Los Angeles (County of), CA Metropolitan Transportation Authority (Green Bonds), Series 2019 A, RB	5.00%	07/01/2037	60	64,580
Los Angeles (County of), CA Metropolitan Transportation Authority (Green Bonds), Series 2019 A, RB	5.00%	07/01/2038	50	53,672
Los Angeles (County of), CA Metropolitan Transportation Authority (Green Bonds), Series 2019 A, RB	5.00%	07/01/2039	55	58,930
Los Angeles (County of), CA Metropolitan Transportation Authority (Green Bonds), Series 2019 A, RB	5.00%	07/01/2044	725	770,819
Los Angeles (County of), CA Metropolitan Transportation Authority (Green Bonds), Series 2019 B, RB	5.00%	07/01/2035	15	16,186
Los Angeles (County of), CA Metropolitan Transportation Authority (Green Bonds), Series 2020, RB	5.00%	06/01/2028	105	114,453
Los Angeles Community College District, Series 2024, GO Bonds	5.00%	08/01/2028	5	5,463
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2028 Municipal Bond ETF (BSMS)—(continued)
November 30, 2024
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
Los Angeles Community College District (Election of 2016), Series 2023 D, GO Bonds	5.00%	08/01/2028	$30	$32,776
Los Angeles County Facilities, Inc. (Vermont Corridor County Administration Building), Series 2018 A, RB	5.00%	12/01/2043	150	158,784
Los Angeles County Facilities, Inc. (Vermont Corridor County Administration Building), Series 2018, RB	4.00%	12/01/2048	15	15,101
Los Angeles Unified School District, Series 2019 A, Ref. GO Bonds	5.00%	07/01/2028	40	43,666
Los Angeles Unified School District, Series 2020 A, Ref. GO Bonds	5.00%	07/01/2028	135	147,374
Los Angeles Unified School District, Series 2020 C, GO Bonds	5.00%	07/01/2028	135	147,374
Los Angeles Unified School District, Series 2020 RYQ, GO Bonds	5.00%	07/01/2028	15	16,375
Los Angeles Unified School District, Series 2021 A, Ref. GO Bonds	5.00%	07/01/2028	75	81,874
Los Angeles Unified School District (Election of 2008), Series 2018 B-1, GO Bonds	5.00%	07/01/2028	1,035	1,117,083
Los Angeles Unified School District (Election of 2008), Series 2018 B-1, GO Bonds	5.00%	07/01/2029	35	37,648
Los Angeles Unified School District (Election of 2008), Series 2018 B-1, GO Bonds	5.00%	07/01/2030	10	10,737
Los Angeles Unified School District (Election of 2008), Series 2018 B-1, GO Bonds	5.00%	07/01/2033	25	26,677
Los Angeles Unified School District (Election of 2008), Series 2018 B-1, GO Bonds	5.00%	07/01/2035	5	5,314
Los Angeles Unified School District (Election of 2008), Series 2018 B-1, GO Bonds	5.00%	07/01/2038	20	21,133
Los Angeles Unified School District (Election of 2008), Series 2018 B-1, GO Bonds	5.25%	07/01/2042	295	313,337
Los Angeles Unified School District (Sustainability Bonds), Series 2022 QRR, GO Bonds	5.00%	07/01/2028	20	21,833
Metropolitan Water District of Southern California, Series 2022 A, Ref. RB	5.00%	10/01/2028	35	38,498
Metropolitan Water District of Southern California, Series 2022 B, Ref. RB	3.00%	07/01/2028	150	152,670
Mountain View Shoreline Regional Park Community, Series 2018 A, RB, (INS - AGM)(b)	5.00%	08/01/2043	100	105,678
Mt. San Jacinto Community College District (Election of 2014), Series 2018 B, GO Bonds	4.00%	08/01/2043	130	131,320
Oxnard Union High School District, Series 2020 B, GO Bonds	5.00%	08/01/2045	75	78,858
Pasadena Unified School District (Election of 2020), Series 2023 C, GO Bonds	5.00%	08/01/2028	25	27,240
Pittsburg Unified School District Financing Authority (Pittsburg Unified School District Bond Program), Series 2019, RB, (INS - AGM)(b)	5.00%	09/01/2047	25	26,239
Rancho Santiago Community College District, Series 2005, GO Bonds, (INS - AGM)(b)	5.13%	09/01/2028	45	49,436
Redwood City School District (Election of 2015), Series 2018, GO Bonds	5.25%	08/01/2044	200	212,984
Sacramento (City of), CA (Convention Center Complex), Series 2018 A, RB	5.00%	06/01/2043	15	15,872
Sacramento (City of), CA (Convention Center Complex), Series 2018 A, RB	5.00%	06/01/2048	150	157,144
Sacramento (City of), CA Municipal Utility District, Series 2016 D, Ref. RB	5.00%	08/15/2028	130	142,197
Sacramento (City of), CA Municipal Utility District, Series 2018 F, Ref. RB	5.00%	08/15/2028	25	27,346
Sacramento (City of), CA Municipal Utility District, Series 2021 I, Ref. RB	5.00%	08/15/2028	55	60,160
Sacramento (County of), CA Sanitation Districts Financing Authority, Series 2021, Ref. RB	5.00%	12/01/2028	55	60,544
San Diego (City of), CA Public Facilities Financing Authority, Series 2018 A, RB	5.00%	08/01/2043	130	137,378
San Diego (City of), CA Public Facilities Financing Authority, Series 2018 A, RB	5.25%	08/01/2047	25	26,506
San Diego (County of), CA Water Authority (Green Bonds), Series 2021 S-1, Ref. RB	5.00%	05/01/2028	280	302,728
San Diego Unified School District (Election of 1998), Series 2006 G-1, Ref. GO Bonds, (INS - AGM)(b)	5.25%	07/01/2028	40	44,153
San Diego Unified School District (Election of 1998), Series 2006, Ref. GO Bonds, (INS - AGM)(b)	5.25%	07/01/2028	10	11,038
San Francisco (City & County of), CA, Series 2020 R-1, Ref. GO Bonds	5.00%	06/15/2030	35	37,939
San Francisco (City & County of), CA, Series 2020 R-1, Ref. GO Bonds	5.00%	06/15/2031	70	75,767
San Francisco (City & County of), CA, Series 2020 R-1, Ref. GO Bonds	4.00%	06/15/2032	140	146,186
San Francisco (City & County of), CA, Series 2024 R1, Ref. GO Bonds	5.00%	06/15/2028	5	5,451
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport), Series 2018, RB	5.00%	05/01/2048	100	104,566
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport), Series 2019 D, Ref. RB	5.00%	05/01/2028	50	54,177
San Francisco (City & County of), CA Public Utilities Commission (Green Bonds), Series 2017 D, Ref. RB	5.00%	11/01/2028	85	91,053
San Francisco (City & County of), CA Public Utilities Commission (Green Bonds), Series 2018 A, RB	4.00%	10/01/2043	200	201,731
San Francisco (County of), CA Transportation Authority, Series 2017, RB	4.00%	02/01/2028	25	25,848
San Lorenzo Unified School District, Series 2021, GO Bonds	4.00%	08/01/2047	80	80,557
San Mateo (City of), CA Joint Powers Financing Authority (Capital), Series 2018 A, RB	5.00%	07/15/2043	150	158,522
San Mateo County Community College District (Election of 2014), Series 2018 B, GO Bonds	5.00%	09/01/2045	185	195,666
Santa Clara (County of), CA Financing Authority, Series 2018 A, RB	4.00%	04/01/2043	20	20,123
Santa Monica Community College District (Election of 2016), Series 2018 A, GO Bonds	5.00%	08/01/2043	20	21,249
Sierra Joint Community College District (Election of 2018), Series 2019, GO Bonds	4.00%	08/01/2049	20	20,068
Southern California Public Power Authority (No.1), Series 2007 A, RB	5.00%	11/01/2028	100	103,909
Tuolumne (City of), CA Wind Project Authority, Series 2016 A, Ref. RB	5.00%	01/01/2028	75	79,153
University of California, Series 2018 AZ, Ref. RB	4.00%	05/15/2030	45	46,921
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2028 Municipal Bond ETF (BSMS)—(continued)
November 30, 2024
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
University of California, Series 2018 AZ, Ref. RB	4.00%	05/15/2031	$25	$26,002
University of California, Series 2018 AZ, Ref. RB	5.00%	05/15/2032	25	26,873
University of California, Series 2018 AZ, Ref. RB	5.00%	05/15/2033	25	26,840
University of California, Series 2018 AZ, Ref. RB	5.00%	05/15/2034	185	198,373
University of California, Series 2018 AZ, Ref. RB	5.00%	05/15/2035	75	80,298
University of California, Series 2018 AZ, Ref. RB	5.00%	05/15/2036	110	117,581
University of California, Series 2018 AZ, Ref. RB	5.00%	05/15/2037	65	69,367
University of California, Series 2018 AZ, Ref. RB	5.00%	05/15/2038	30	31,962
University of California, Series 2018 AZ, Ref. RB	5.00%	05/15/2043	680	717,422
University of California, Series 2018 AZ, Ref. RB	5.00%	05/15/2048	125	131,102
University of California, Series 2018 AZ, Ref. RB	5.25%	05/15/2058	65	68,625
University of California, Series 2023 BN, Ref. RB	5.00%	05/15/2028	45	49,018
University of California (Limited), Series 2018 O, Ref. RB	5.00%	05/15/2031	40	43,034
University of California (Limited), Series 2018 O, Ref. RB	5.00%	05/15/2035	65	69,547
University of California (Limited), Series 2018 O, Ref. RB	5.00%	05/15/2036	100	106,824
University of California (Limited), Series 2018 O, Ref. RB	5.00%	05/15/2037	75	79,988
University of California (Limited), Series 2018 O, Ref. RB	5.00%	05/15/2038	240	255,533
University of California (Limited), Series 2018 O, Ref. RB	5.00%	05/15/2039	50	53,105
University of California (Limited), Series 2018 O, Ref. RB	5.00%	05/15/2043	285	300,494
University of California (Limited), Series 2018 O, Ref. RB	4.00%	05/15/2048	85	85,499
University of California (Limited), Series 2018 O, Ref. RB	5.00%	05/15/2048	190	199,149
Upland (City of), CA (San Antonio Regional Hospital), Series 2017, Ref. COP	5.00%	01/01/2047	45	46,077
Vacaville Unified School District, Series 2020 D, GO Bonds	4.00%	08/01/2045	160	161,184
				21,717,955
Colorado-2.16%
Arapahoe County School District No. 6 Littleton, Series 2019 A, GO Bonds	5.50%	12/01/2028	145	160,498
Arapahoe County School District No. 6 Littleton, Series 2019 A, GO Bonds	5.50%	12/01/2043	30	32,581
Colorado (State of), Series 2018 A, COP	5.00%	12/15/2028	90	97,813
Colorado (State of), Series 2018 A, COP	5.00%	12/15/2031	165	177,372
Colorado (State of), Series 2018 A, COP	5.00%	12/15/2032	65	69,760
Colorado (State of), Series 2018 M, Ref. COP	5.00%	03/15/2031	80	85,236
Colorado (State of), Series 2018 N, COP	5.00%	03/15/2038	205	215,539
Colorado (State of), Series 2020 A, COP	5.00%	12/15/2028	65	70,643
Colorado (State of) Health Facilities Authority (Adventist Health System/Sunbelt Obligated Group), Series 2018 A, RB	5.00%	11/15/2048	180	186,362
Colorado (State of) Health Facilities Authority (Adventist Health System/Sunbelt Obligated Group), Series 2018, RB	4.00%	11/15/2048	25	24,374
Colorado (State of) Health Facilities Authority (CommonSpirit Health), Series 2019 A-1, Ref. RB	5.00%	08/01/2028	25	26,759
Colorado (State of) Health Facilities Authority (CommonSpirit Health), Series 2019 A-2, Ref. RB	5.00%	08/01/2028	55	58,870
Colorado (State of) Health Facilities Authority (SCL Health System), Series 2019 A, Ref. RB	5.00%	01/01/2028	10	10,666
Colorado (State of) Regional Transportation District (Fastracks), Series 2013 A, Ref. RB	5.00%	11/01/2028	55	59,855
Colorado (State of) Regional Transportation District (Green Bonds), Series 2021, Ref. RB	5.00%	11/01/2028	5	5,441
Colorado Springs (City of), CO, Series 2018 A-4, RB	5.00%	11/15/2048	90	94,280
Denver (City & County of), CO, Series 2020 B, Ref. GO Bonds	5.00%	08/01/2028	120	130,181
Denver (City & County of), CO, Series 2022 C, Ref. RB	5.00%	11/15/2028	15	16,278
Denver (City & County of), CO, Series 2023 A, Ref. RB	5.00%	11/15/2028	10	10,824
Denver (City & County of), CO (Wellington E. Webb Municipal Office Building), Series 2023, Ref. COP	5.00%	12/01/2028	25	27,152
Denver City & County School District No. 1, Series 2018 A, GO Bonds	5.50%	12/01/2028	30	32,513
Denver City & County School District No. 1, Series 2021 B, Ref. GO Bonds	4.00%	12/01/2028	30	31,453
Douglas County School District No. Re-1 Douglas & Elbert Counties, Series 2019, GO Bonds	5.00%	12/15/2028	30	32,688
Douglas County School District No. Re-1 Douglas & Elbert Counties, Series 2019, GO Bonds	5.00%	12/15/2037	25	26,729
Douglas County School District No. Re-1 Douglas & Elbert Counties, Series 2019, GO Bonds	5.00%	12/15/2038	10	10,672
Jefferson County School District R-1, Series 2018, GO Bonds	5.00%	12/15/2030	110	119,374
Jefferson County School District R-1, Series 2018, GO Bonds	5.00%	12/15/2031	55	59,472
Jefferson County School District R-1, Series 2018, GO Bonds	5.00%	12/15/2032	55	59,396
Jefferson County School District R-1, Series 2018, GO Bonds	5.00%	12/15/2033	75	80,777
Jefferson County School District R-1, Series 2018, GO Bonds	5.00%	12/15/2034	30	32,282
Larimer County School District No. R-1 Poudre, Series 2018, GO Bonds	5.00%	12/15/2031	35	37,929
Larimer County School District No. R-1 Poudre, Series 2018, GO Bonds	4.00%	12/15/2033	50	51,786
Larimer County School District No. R-1 Poudre, Series 2018, GO Bonds	5.00%	12/15/2034	100	107,804
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2028 Municipal Bond ETF (BSMS)—(continued)
November 30, 2024
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Colorado-(continued)
Larimer County School District No. R-1 Poudre, Series 2018, GO Bonds	4.00%	12/15/2035	$50	$51,522
Larimer County School District No. R-1 Poudre, Series 2018, GO Bonds	4.00%	12/15/2036	10	10,282
Larimer County School District No. R-1 Poudre, Series 2018, GO Bonds	5.00%	12/15/2037	75	80,274
Loveland (City of), CO Electric & Communications Enterprise, Series 2019 A, RB	5.00%	12/01/2044	100	105,012
University of Colorado, Series 2017 A-2, Ref. RB(a)(c)	4.00%	06/01/2028	65	67,900
University of Colorado, Series 2017 A-2, Ref. RB(a)(c)	4.00%	06/01/2028	50	52,231
University of Colorado, Series 2017 A-2, Ref. RB(a)(c)	5.00%	06/01/2028	45	48,501
University of Colorado, Series 2017 A-2, Ref. RB	4.00%	06/01/2038	230	232,854
				2,891,935
Connecticut-2.38%
Connecticut (State of), Series 2018 A, GO Bonds	5.00%	04/15/2035	30	31,783
Connecticut (State of), Series 2018 A, GO Bonds	5.00%	04/15/2037	40	42,267
Connecticut (State of), Series 2018 B, RB	5.00%	10/01/2028	60	65,077
Connecticut (State of), Series 2018 B, RB	5.00%	10/01/2030	30	32,405
Connecticut (State of), Series 2018 B, RB	5.00%	10/01/2032	140	150,326
Connecticut (State of), Series 2018 B, RB	5.00%	10/01/2034	25	26,734
Connecticut (State of), Series 2018 B, RB	5.00%	10/01/2035	35	37,310
Connecticut (State of), Series 2018 B, RB	5.00%	10/01/2038	65	68,990
Connecticut (State of), Series 2018 C, GO Bonds	5.00%	06/15/2032	595	635,971
Connecticut (State of), Series 2018 E, GO Bonds	5.00%	09/15/2033	20	21,419
Connecticut (State of), Series 2018 E, GO Bonds	5.00%	09/15/2035	10	10,654
Connecticut (State of), Series 2018 E, GO Bonds	4.00%	09/15/2036	430	437,732
Connecticut (State of), Series 2018 F, Ref. GO Bonds	5.00%	09/15/2028	20	21,674
Connecticut (State of), Series 2019 A, GO Bonds	5.00%	04/15/2028	20	21,502
Connecticut (State of), Series 2019 B, Ref. GO Bonds	5.00%	02/15/2028	100	107,162
Connecticut (State of), Series 2020 A, GO Bonds	5.00%	01/15/2028	15	16,048
Connecticut (State of), Series 2021 A, GO Bonds	4.00%	01/15/2028	230	238,882
Connecticut (State of), Series 2021 A, RB	5.00%	05/01/2028	10	10,760
Connecticut (State of), Series 2021 D, RB	5.00%	11/01/2028	120	130,359
Connecticut (State of), Series 2022 A, GO Bonds	4.00%	01/15/2028	95	98,669
Connecticut (State of), Series 2022 G, Ref. GO Bonds	5.00%	11/15/2028	130	141,326
Connecticut (State of), Series 2023 B, Ref. GO Bonds	5.00%	08/01/2028	95	102,714
Connecticut (State of), Series 2023 B, Ref. RB	5.00%	07/01/2028	10	10,795
Connecticut (State of), Series 2024 A, GO Bonds	5.00%	01/15/2028	45	48,145
Connecticut (State of), Series 2024 C, Ref. GO Bonds	5.00%	03/01/2028	70	75,079
Connecticut (State of) (Social Bonds), Series 2021 D, Ref. GO Bonds	5.00%	07/15/2028	115	124,234
Connecticut (State of) (Transportation Infrastructure), Series 2018 A, RB	5.00%	01/01/2032	35	37,124
Connecticut (State of) (Transportation Infrastructure), Series 2018 A, RB	5.00%	01/01/2036	60	63,196
Connecticut (State of) (Transportation Infrastructure), Series 2018 A, RB	5.00%	01/01/2038	155	162,917
Connecticut (State of) (Transportation Infrastructure), Series 2018 B, RB	5.00%	10/01/2033	25	26,792
Connecticut (State of) (Transportation Infrastructure), Series 2018, RB	5.00%	01/01/2030	65	69,278
Connecticut (State of) (Transportation Infrastructure), Series 2018, RB	5.00%	01/01/2031	5	5,323
Connecticut (State of) Health & Educational Facilities Authority, Series 2024 A, Ref. RB	5.00%	07/01/2028	5	5,373
University of Connecticut, Series 2018 A, RB	5.00%	11/15/2043	100	105,235
				3,183,255
Delaware-0.12%
Delaware (State of), Series 2017 A, Ref. GO Bonds	5.00%	01/01/2028	40	42,923
Delaware (State of), Series 2020 A, GO Bonds	5.00%	01/01/2028	10	10,731
Delaware (State of) Transportation Authority, Series 2020, Ref. RB	5.00%	07/01/2028	100	108,484
				162,138
District of Columbia-1.28%
District of Columbia, Series 2017 A, Ref. GO Bonds	5.00%	06/01/2028	300	316,883
District of Columbia, Series 2017 A, Ref. RB	5.00%	07/01/2037	10	10,335
District of Columbia, Series 2018 A, GO Bonds	5.00%	06/01/2043	10	10,483
District of Columbia, Series 2018 B, Ref. GO Bonds	5.00%	06/01/2030	50	53,695
District of Columbia, Series 2018 B, Ref. GO Bonds	5.00%	06/01/2031	20	21,459
District of Columbia, Series 2018 B, Ref. GO Bonds	5.00%	06/01/2032	55	58,837
District of Columbia, Series 2019 A, GO Bonds	5.00%	10/15/2028	35	38,111
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2028 Municipal Bond ETF (BSMS)—(continued)
November 30, 2024
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
District of Columbia-(continued)
District of Columbia, Series 2020 A, RB	5.00%	03/01/2028	$25	$26,895
District of Columbia, Series 2020 B, Ref. RB	5.00%	10/01/2028	340	369,804
District of Columbia, Series 2020, RB	5.00%	12/01/2028	75	81,484
District of Columbia, Series 2021 E, Ref. GO Bonds	5.00%	02/01/2028	25	26,849
District of Columbia, Series 2022 C, Ref. RB	5.00%	12/01/2028	25	27,290
District of Columbia (KIPP DC), Series 2017 B, Ref. RB	5.00%	07/01/2048	10	10,180
District of Columbia Water & Sewer Authority, Series 2018 B, RB	5.00%	10/01/2043	80	83,738
District of Columbia Water & Sewer Authority, Series 2018 B, RB	5.00%	10/01/2049	200	207,694
District of Columbia Water & Sewer Authority, Series 2024 A, Ref. RB	5.00%	10/01/2028	5	5,436
District of Columbia Water & Sewer Authority (Green Bonds), Series 2018 A, RB	5.00%	10/01/2049	125	129,809
Washington Convention & Sports Authority, Series 2018 A, Ref. RB	5.00%	10/01/2028	135	143,101
Washington Metropolitan Area Transit Authority, Series 2020 A, RB	5.00%	07/15/2028	75	81,103
Washington Metropolitan Area Transit Authority (Green Bonds), Series 2021 A, RB	5.00%	07/15/2028	5	5,407
				1,708,593
Florida-2.33%
Broward (County of), FL School Board, Series 2019 A, Ref. COP	5.00%	07/01/2028	55	59,177
Central Florida Expressway Authority, Series 2018, RB	5.00%	07/01/2048	85	88,431
Central Florida Expressway Authority, Series 2021, Ref. RB, (INS - AGM)(b)	5.00%	07/01/2028	145	156,270
Davie (Town of), FL (Nova Southeastern University), Series 2018, Ref. RB	5.00%	04/01/2048	150	154,086
Duval County (County of), FL School Board, Series 2022 A, COP, (INS - AGM)(b)	5.00%	07/01/2028	30	32,194
Florida (State of), Series 2017 A, Ref. RB	5.00%	07/01/2028	140	151,528
Florida (State of), Series 2021 B, Ref. GO Bonds	5.00%	06/01/2028	20	21,598
Florida (State of), Series 2022 C, Ref. GO Bonds	5.00%	06/01/2028	100	107,988
Florida (State of) Department of Management Services, Series 2018 A, Ref. COP	5.00%	11/01/2028	30	32,450
Florida (State of) Department of Transportation, Series 2020 A, Ref. RB	5.00%	07/01/2028	45	48,657
Florida (State of) Department of Transportation, Series 2022 A, Ref. RB	5.00%	07/01/2028	40	43,251
Florida (State of) North Broward Hospital District, Series 2017 B, Ref. RB	5.00%	01/01/2048	200	204,360
Fort Myers (City of), FL, Series 2019 A, Ref. RB	4.00%	10/01/2044	35	35,028
Gainesville (City of), FL, Series 2017 A, RB	5.00%	10/01/2028	85	89,982
Hillsborough (County of), FL Aviation Authority (Tampa International Airport), Series 2018 F, RB	5.00%	10/01/2043	10	10,474
Hillsborough (County of), FL School Board (Master Lease Program), Series 2017, Ref. COP	5.00%	07/01/2028	35	36,828
Hillsborough (County of), FL School Board (Master Lease Program), Series 2018, Ref. COP	5.00%	07/01/2030	75	79,666
JEA Electric System, Series 2017 B, Ref. RB	5.00%	10/01/2028	100	106,038
JEA Water & Sewer System, Series 2017 A, Ref. RB	5.00%	10/01/2028	25	26,549
Lee (County of), FL Industrial Development Authority, Series 2019 A-1, Ref. RB	5.00%	04/01/2028	15	16,011
Miami-Dade (County of), FL, Series 2017 B, Ref. RB	5.00%	10/01/2028	40	42,311
Miami-Dade (County of), FL, Series 2019, RB	5.00%	10/01/2043	115	120,666
Miami-Dade (County of), FL Transit System, Series 2018, RB	4.00%	07/01/2045	115	115,330
Orlando (City of), FL, Series 2018 B, RB	5.00%	10/01/2048	820	859,164
Palm Beach County School District, Series 2017 B, Ref. COP	5.00%	08/01/2028	30	32,392
Palm Beach County School District, Series 2018 B, Ref. COP	5.00%	08/01/2028	60	64,785
Pasco (County of), FL School Board, Series 2018 A, COP, (INS - BAM)(b)	5.00%	08/01/2043	60	63,407
South Broward Hospital District, Series 2018, RB	4.00%	05/01/2048	20	19,586
South Miami Health Facilities Authority, Inc. (Baptist Health South Florida Obligated Group), Series 2017, Ref. RB	5.00%	08/15/2028	35	36,853
Tampa (City of) & Hillsborough (County of), FL Expressway Authority, Series 2017 C, RB	5.00%	07/01/2048	150	155,648
Tampa (City of), FL (Green Bonds), Series 2018, RB	5.25%	05/01/2043	100	105,603
				3,116,311
Georgia-1.97%
Atlanta (City of), GA, Series 2004, RB, (INS - AGM)(b)	5.75%	11/01/2028	35	38,991
Atlanta (City of), GA, Series 2018 C, Ref. RB	5.00%	11/01/2028	30	31,910
DeKalb (County of), GA, Series 2022, Ref. RB	5.00%	10/01/2028	20	21,715
Georgia (State of), Series 2016 F, Ref. GO Bonds	5.00%	01/01/2028	10	10,493
Georgia (State of), Series 2017 C, Ref. GO Bonds	5.00%	07/01/2028	790	837,883
Georgia (State of), Series 2018 A, GO Bonds	5.00%	07/01/2028	45	48,754
Georgia (State of), Series 2018 A, GO Bonds	5.00%	07/01/2030	55	59,288
Georgia (State of), Series 2018 A, GO Bonds	5.00%	07/01/2031	25	26,869
Georgia (State of), Series 2018 A, GO Bonds	4.00%	07/01/2034	25	25,787
Georgia (State of), Series 2018 A, GO Bonds	3.25%	07/01/2037	200	195,020
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2028 Municipal Bond ETF (BSMS)—(continued)
November 30, 2024
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Georgia-(continued)
Georgia (State of), Series 2022 A, GO Bonds	5.00%	07/01/2028	$50	$54,171
Georgia (State of), Series 2022 C, Ref. GO Bonds	4.00%	07/01/2028	20	20,967
Georgia (State of) (Bidding Group 1), Series 2020 A, GO Bonds	5.00%	08/01/2028	155	168,151
Georgia (State of) (Bidding Group 1), Series 2021 A-1, Ref. GO Bonds	5.00%	07/01/2028	75	81,256
Georgia (State of) (Tranche 1), Series 2019 A, GO Bonds	5.00%	07/01/2028	35	37,920
Georgia (State of) Local Government, Series 1998 A, COP, (INS - NATL)(b)	4.75%	06/01/2028	40	40,949
Georgia (State of) Municipal Electric Authority, Series 2018 HH, Ref. RB	5.00%	01/01/2044	215	221,853
Georgia (State of) Municipal Electric Authority (Plant Vogtle Units 3 & 4), Series 2019 A, RB	5.00%	01/01/2034	400	421,771
Georgia (State of) Municipal Electric Authority (Plant Vogtle Units 3 & 4), Series 2019, RB	5.00%	01/01/2056	200	204,927
Georgia (State of) Road & Tollway Authority (Garvee), Series 2020, RB	5.00%	06/01/2028	50	53,959
Henry County School District, Series 2021, GO Bonds	4.00%	08/01/2028	25	26,154
				2,628,788
Hawaii-0.86%
Hawaii (State of), Series 2017 FK, GO Bonds	5.00%	05/01/2028	25	26,380
Hawaii (State of), Series 2017 FN, Ref. GO Bonds	5.00%	10/01/2028	90	95,816
Hawaii (State of), Series 2018 FT, GO Bonds	5.00%	01/01/2030	180	191,956
Hawaii (State of), Series 2018 FT, GO Bonds	5.00%	01/01/2031	25	26,622
Hawaii (State of), Series 2018 FT, GO Bonds	4.00%	01/01/2032	5	5,143
Hawaii (State of), Series 2018 FT, GO Bonds	5.00%	01/01/2032	15	15,933
Hawaii (State of), Series 2018 FT, GO Bonds	5.00%	01/01/2033	10	10,597
Hawaii (State of), Series 2018 FT, GO Bonds	3.25%	01/01/2035	10	9,923
Hawaii (State of), Series 2018 FT, GO Bonds	5.00%	01/01/2035	120	126,871
Hawaii (State of), Series 2018 FT, GO Bonds	5.00%	01/01/2036	10	10,557
Hawaii (State of), Series 2018 FT, GO Bonds	5.00%	01/01/2038	5	5,263
Hawaii (State of), Series 2019 FW, GO Bonds	5.00%	01/01/2028	60	64,236
Honolulu (City & County of), HI (Green Bonds), Series 2018 A, RB	5.00%	07/01/2037	145	152,812
Honolulu (City & County of), HI (Honolulu Rail Transit), Series 2019, GO Bonds	5.00%	09/01/2028	85	92,205
Honolulu (City & County of), HI (Honolulu Rail Transit), Series 2019, GO Bonds	5.00%	09/01/2030	135	145,512
Honolulu (City & County of), HI (Honolulu Rail Transit), Series 2021 E, GO Bonds	5.00%	03/01/2028	160	171,867
				1,151,693
Idaho-0.01%
Idaho (State of) Health Facilities Authority (St. Luke’s Health System), Series 2018, Ref. RB	5.00%	03/01/2037	15	15,790
Illinois-3.90%
Champaign (County of), IL Community Unit School District No. 4, Series 2020 A, GO Bonds	5.00%	01/01/2033	55	58,065
Chicago (City of), IL (O’Hare International Airport), Series 2022 D, Ref. RB	5.00%	01/01/2028	30	31,926
Chicago (City of), IL Transit Authority (FTA Section 5307 Urbanized Area Formula Funds), Series 2021, Ref. RB	5.00%	06/01/2028	20	21,171
Cook (County of), IL, Series 2021 A, Ref. GO Bonds	5.00%	11/15/2028	50	53,927
Cook (County of), IL, Series 2021 B, Ref. GO Bonds	4.00%	11/15/2028	145	150,021
Cook Kane Lake & McHenry Counties Community College District No. 512, Series 2020, GO Bonds	4.00%	12/15/2030	75	77,497
Illinois (State of), Series 2016, Ref. GO Bonds	5.00%	02/01/2028	10	10,377
Illinois (State of), Series 2017 D, GO Bonds	5.00%	11/01/2028	830	868,979
Illinois (State of), Series 2018 A, GO Bonds	6.00%	05/01/2028	5	5,470
Illinois (State of), Series 2018 A, GO Bonds	5.00%	05/01/2030	20	21,110
Illinois (State of), Series 2018 A, GO Bonds	5.00%	05/01/2031	15	15,779
Illinois (State of), Series 2018 A, GO Bonds	5.00%	05/01/2032	40	41,963
Illinois (State of), Series 2018 A, GO Bonds	5.00%	05/01/2033	20	20,941
Illinois (State of), Series 2018 A, GO Bonds	5.00%	05/01/2034	150	156,877
Illinois (State of), Series 2018 A, GO Bonds	4.63%	05/01/2037	90	91,950
Illinois (State of), Series 2018 A, Ref. GO Bonds	5.00%	10/01/2028	55	58,740
Illinois (State of), Series 2018 A, Ref. GO Bonds	5.00%	10/01/2033	15	15,775
Illinois (State of), Series 2018 B, Ref. GO Bonds	5.00%	10/01/2028	15	16,020
Illinois (State of), Series 2018 B, Ref. GO Bonds	5.00%	10/01/2030	55	58,367
Illinois (State of), Series 2018 B, Ref. GO Bonds	5.00%	10/01/2031	170	179,558
Illinois (State of), Series 2018 B, Ref. GO Bonds	5.00%	10/01/2033	120	126,201
Illinois (State of), Series 2020 B, GO Bonds	5.00%	10/01/2028	540	576,716
Illinois (State of), Series 2022 B, Ref. GO Bonds	5.00%	03/01/2028	20	21,163
Illinois (State of), Series 2023 C, GO Bonds	5.00%	05/01/2028	5	5,306
Illinois (State of), Series 2023 D, Ref. GO Bonds	5.00%	07/01/2028	85	90,420
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2028 Municipal Bond ETF (BSMS)—(continued)
November 30, 2024
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Illinois-(continued)
Illinois (State of) Finance Authority (Clean Water Initiative), Series 2017, RB	5.00%	01/01/2028	$400	$418,196
Illinois (State of) Finance Authority (Edward-Elmhurst Healthcare), Series 2018, Ref. RB(a)(c)	4.25%	01/01/2028	245	256,153
Illinois (State of) Finance Authority (Edward-Elmhurst Healthcare), Series 2018, Ref. RB(a)(c)	5.00%	01/01/2028	45	48,040
Illinois (State of) Finance Authority (Northwestern Memorial Healthcare), Series 2017 A, Ref. RB	5.00%	07/15/2028	75	79,908
Illinois (State of) Finance Authority (Northwestern University), Series 2015, RB	5.00%	12/01/2028	15	16,249
Illinois (State of) Finance Authority (OSF Healthcare System), Series 2018 A, Ref. RB	5.00%	05/15/2032	55	57,892
Illinois (State of) Finance Authority (University of Chicago Medical), Series 2021 A, Ref. RB	5.00%	10/01/2028	100	108,158
Illinois (State of) Regional Transportation Authority, Series 2017 A, Ref. RB	5.00%	07/01/2028	165	173,876
Illinois (State of) Toll Highway Authority, Series 2017 A, RB	5.00%	01/01/2039	250	261,727
Illinois (State of) Toll Highway Authority, Series 2017 A, RB	5.00%	01/01/2042	130	135,527
Illinois (State of) Toll Highway Authority, Series 2019 A, Ref. RB	5.00%	01/01/2028	50	53,393
Illinois (State of) Toll Highway Authority, Series 2019 B, Ref. RB	5.00%	01/01/2028	140	149,499
Illinois (State of) Toll Highway Authority, Series 2019, Ref. RB	5.00%	01/01/2028	15	16,018
Sales Tax Securitization Corp., Series 2018 A, Ref. RB	5.00%	01/01/2035	200	209,654
Sales Tax Securitization Corp., Series 2018 A, Ref. RB	5.00%	01/01/2036	170	177,682
Sales Tax Securitization Corp., Series 2018 A, Ref. RB	5.00%	01/01/2037	100	104,376
Sales Tax Securitization Corp., Series 2018 A, Ref. RB	5.00%	01/01/2038	25	26,053
Sales Tax Securitization Corp., Series 2018 A, Ref. RB	5.00%	01/01/2040	35	36,308
Sales Tax Securitization Corp., Series 2018 A, Ref. RB	5.00%	01/01/2048	15	15,405
Sales Tax Securitization Corp., Series 2020 A, Ref. RB	5.00%	01/01/2028	45	47,765
Southwestern Illinois Development Authority (Hospital Sisters Services, Inc.), Series 2017, RB	5.00%	02/15/2028	15	15,814
University of Illinois, Series 2018 A, Ref. RB, (INS - AGM)(b)	4.00%	04/01/2043	35	34,870
				5,216,882
Indiana-0.68%
Indiana (State of) Finance Authority, Series 2016 C, Ref. RB	5.00%	06/01/2028	290	313,267
Indiana (State of) Finance Authority (Franciscan Alliance, Inc.), Series 2017 B, RB	5.00%	11/01/2028	5	5,281
Indiana (State of) Finance Authority (Green Bonds), Series 2018 A, RB	5.00%	02/01/2033	175	185,411
Indiana (State of) Finance Authority (Green Bonds), Series 2018 A, RB	5.00%	02/01/2034	15	15,882
Indiana (State of) Municipal Power Agency, Series 2017 A, Ref. RB	5.00%	01/01/2032	150	158,423
Indianapolis (City of), IN Department of Public Utilities, Series 2018 A, Ref. RB	5.00%	10/01/2030	195	209,459
Indianapolis (City of), IN Department of Public Utilities, Series 2018 A, Ref. RB	5.00%	10/01/2032	20	21,385
				909,108
Iowa-0.16%
Iowa (State of) Finance Authority (Green Bonds), Series 2017, Ref. RB	5.00%	08/01/2028	40	42,336
Iowa (State of) Finance Authority (Green Bonds), Series 2019 A, Ref. RB	5.00%	08/01/2032	165	177,088
				219,424
Kansas-0.05%
Kansas (State of) Department of Transportation, Series 2024 A, Ref. RB	5.00%	09/01/2028	45	48,747
Lawrence (City of), KS ( (Lawrence Memorial Hospital), Series 2018 A, Ref. RB	5.00%	07/01/2043	20	20,454
				69,201
Kentucky-0.80%
Kentucky (Commonwealth of), Series 2018, COP	5.00%	04/15/2038	120	126,631
Kentucky (Commonwealth of) Property & Building Commission (No. 119), Series 2018, RB	5.00%	05/01/2036	200	211,404
Kentucky (Commonwealth of) Property & Building Commission (No. 119), Series 2018, RB	5.00%	05/01/2037	425	449,305
Kentucky (Commonwealth of) Property & Building Commission (No. 119), Series 2018, RB, (INS - BAM)(b)	5.00%	05/01/2034	180	190,950
Kentucky (Commonwealth of) Turnpike Authority (Revitalization), Series 2017 B, Ref. RB	5.00%	07/01/2028	85	89,921
				1,068,211
Louisiana-0.13%
Louisiana (State of), Series 2023 A, Ref. GO Bonds	5.00%	02/01/2028	10	10,721
Louisiana (State of) (Garvee), Series 2019 A, RB	5.00%	09/01/2028	50	54,126
Louisiana (State of) (Garvee), Series 2019 A, RB	5.00%	09/01/2030	75	80,591
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (Bossier City), Series 2018, RB	4.00%	12/01/2043	25	25,064
New Orleans (Port of), LA Board of Commissioners, Series 2018 A, RB, (INS - AGM)(b)	5.00%	04/01/2048	5	5,127
				175,629
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2028 Municipal Bond ETF (BSMS)—(continued)
November 30, 2024
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Maine-0.05%
Maine (State of) Health & Higher Educational Facilities Authority (Mainhealth), Series 2018 A, RB	5.00%	07/01/2048	$60	$61,572
Maine (State of) Turnpike Authority, Series 2018, RB	5.00%	07/01/2047	10	10,433
				72,005
Maryland-2.78%
Howard (County of), MD, Series 2017 D, Ref. GO Bonds	5.00%	02/15/2028	50	53,725
Howard (County of), MD, Series 2017 D, Ref. GO Bonds	4.00%	02/15/2032	20	20,562
Maryland (State of), Second Series 2018, GO Bonds	5.00%	08/01/2030	10	10,792
Maryland (State of), Second Series 2018, GO Bonds	5.00%	08/01/2031	195	210,153
Maryland (State of), Second Series 2018, GO Bonds	4.00%	08/01/2032	200	206,246
Maryland (State of), Second Series 2018, GO Bonds	4.00%	08/01/2033	5	5,141
Maryland (State of), Second Series 2020 B, Ref. GO Bonds	5.00%	08/01/2028	340	368,723
Maryland (State of), Series 2017 A, GO Bonds	5.00%	03/15/2028	25	26,298
Maryland (State of), Series 2017 A, GO Bonds	5.00%	08/01/2028	80	84,805
Maryland (State of), Series 2018 A, GO Bonds	5.00%	03/15/2031	10	10,706
Maryland (State of), Series 2022 D, Ref. GO Bonds	4.00%	08/01/2028	250	261,807
Maryland (State of) (Bidding Group 1), Second Series 2019 A, GO Bonds	5.00%	08/01/2028	510	553,084
Maryland (State of) (Bidding Group 1), Series 2020 A, GO Bonds	5.00%	03/15/2028	60	64,579
Maryland (State of) (Bidding Group 1), Series 2020 A, GO Bonds	5.00%	08/01/2028	80	86,758
Maryland (State of) Department of Transportation, Series 2017, RB	5.00%	09/01/2028	85	90,233
Maryland (State of) Department of Transportation, Series 2019, RB	5.00%	10/01/2028	70	74,434
Maryland (State of) Department of Transportation, Series 2020, RB	5.00%	10/01/2028	95	103,328
Maryland (State of) Department of Transportation, Series 2021 A, RB	5.00%	10/01/2028	35	38,068
Maryland (State of) Department of Transportation, Series 2021 B, Ref. RB	5.00%	12/01/2028	70	76,385
Maryland (State of) Stadium Authority, Series 2018, RB, (CEP - Colorado Higher Education Intercept Program)	5.00%	05/01/2042	100	104,303
Maryland (State of) Stadium Authority (Baltimore City Public Schools), Series 2018 A, RB, (CEP - Colorado Higher Education Intercept Program)	5.00%	05/01/2047	150	155,448
Maryland (State of) Transportation Authority, Series 2021 A, Ref. RB	5.00%	07/01/2028	5	5,401
Maryland (State of) Transportation Authority, Series 2024, Ref. RB	5.00%	07/01/2028	5	5,401
Montgomery (County of), MD, Series 2018 A, GO Bonds	5.00%	11/01/2028	10	10,898
Montgomery (County of), MD, Series 2019 A, GO Bonds	5.00%	11/01/2028	60	65,389
Montgomery (County of), MD, Series 2020 A, GO Bonds	4.00%	08/01/2028	135	141,617
Montgomery (County of), MD, Series 2020 B, Ref. GO Bonds	4.00%	11/01/2028	120	126,247
Montgomery (County of), MD, Series 2021 A, Ref. GO Bonds	5.00%	08/01/2028	75	81,336
Prince George’s (County of), MD, Series 2018 A, GO Bonds	5.00%	07/15/2028	100	108,353
Prince George’s (County of), MD, Series 2018 A, GO Bonds	5.00%	07/15/2031	100	107,689
Prince George’s (County of), MD, Series 2018 A, GO Bonds	4.00%	07/15/2032	150	154,641
Prince George’s (County of), MD, Series 2018 A, GO Bonds	5.00%	07/15/2034	5	5,357
Prince George’s (County of), MD, Series 2019 A, GO Bonds	5.00%	07/15/2028	30	32,506
Prince George’s (County of), MD, Series 2020 A, GO Bonds	5.00%	07/15/2028	65	70,429
Prince George’s (County of), MD, Series 2020 A, GO Bonds	5.00%	07/15/2030	140	150,972
Prince George’s (County of), MD, Series 2020 A, GO Bonds	5.00%	07/15/2031	10	10,769
Prince George’s (County of), MD, Series 2020 B, Ref. GO Bonds	5.00%	09/15/2028	35	38,048
				3,720,631
Massachusetts-3.90%
Lincoln (Town of), MA, Series 2019, GO Bonds	4.00%	03/01/2049	150	150,197
Massachusetts (Commonwealth of), Series 2004 B, Ref. GO Bonds	5.25%	08/01/2028	5	5,473
Massachusetts (Commonwealth of), Series 2016 B, Ref. GO Bonds	5.00%	07/01/2028	55	59,627
Massachusetts (Commonwealth of), Series 2017 A, Ref. RB	5.00%	06/01/2028	70	74,823
Massachusetts (Commonwealth of), Series 2018 A, GO Bonds	5.00%	01/01/2033	15	15,949
Massachusetts (Commonwealth of), Series 2018 A, GO Bonds	5.00%	01/01/2035	80	84,873
Massachusetts (Commonwealth of), Series 2018 A, GO Bonds	5.00%	01/01/2036	60	63,558
Massachusetts (Commonwealth of), Series 2018 A, GO Bonds	5.00%	01/01/2037	35	37,025
Massachusetts (Commonwealth of), Series 2018 A, GO Bonds	5.00%	01/01/2038	425	448,881
Massachusetts (Commonwealth of), Series 2018 A, GO Bonds	5.00%	01/01/2039	20	21,036
Massachusetts (Commonwealth of), Series 2018 A, GO Bonds	5.00%	01/01/2046	65	67,522
Massachusetts (Commonwealth of), Series 2018 B, GO Bonds	5.00%	01/01/2030	5	5,340
Massachusetts (Commonwealth of), Series 2018 B, GO Bonds	5.00%	01/01/2031	40	42,681
Massachusetts (Commonwealth of), Series 2018 B, GO Bonds	5.00%	01/01/2032	10	10,646
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2028 Municipal Bond ETF (BSMS)—(continued)
November 30, 2024
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Massachusetts-(continued)
Massachusetts (Commonwealth of), Series 2018 B, Ref. GO Bonds	5.00%	07/01/2028	$75	$81,310
Massachusetts (Commonwealth of), Series 2018 E, GO Bonds	5.00%	09/01/2037	35	37,391
Massachusetts (Commonwealth of), Series 2018 E, GO Bonds	5.00%	09/01/2038	225	239,953
Massachusetts (Commonwealth of), Series 2019 C, Ref. GO Bonds	5.00%	05/01/2028	55	59,426
Massachusetts (Commonwealth of), Series 2019 F, GO Bonds	5.00%	05/01/2028	210	226,897
Massachusetts (Commonwealth of), Series 2020 D, GO Bonds	5.00%	07/01/2028	220	238,508
Massachusetts (Commonwealth of), Series 2020 E, GO Bonds	5.00%	11/01/2028	200	218,277
Massachusetts (Commonwealth of), Series 2021 A, Ref. GO Bonds	5.00%	09/01/2028	15	16,316
Massachusetts (Commonwealth of), Series 2021, RB	5.00%	06/01/2041	745	784,878
Massachusetts (Commonwealth of), Series 2022 A, GO Bonds	5.00%	02/01/2028	90	96,742
Massachusetts (Commonwealth of), Series 2022 D, GO Bonds	5.00%	11/01/2028	170	185,535
Massachusetts (Commonwealth of) (Rail Enhancement & Accelerated Bridge Program), Series 2018 A, RB	5.00%	06/01/2048	25	26,027
Massachusetts (Commonwealth of) Bay Transportation Authority, Series 2006 A, RB	5.25%	07/01/2028	25	27,370
Massachusetts (Commonwealth of) Bay Transportation Authority, Series 2020, Ref. RB	5.00%	07/01/2045	260	272,291
Massachusetts (Commonwealth of) Bay Transportation Authority, Series 2020, Ref. RB	5.00%	07/01/2050	220	229,257
Massachusetts (Commonwealth of) Development Finance Agency (Caregroup), Series 2018 J-2, RB	5.00%	07/01/2043	10	10,348
Massachusetts (Commonwealth of) Development Finance Agency (Partners Healthcare System), Series 2017, Ref. RB	5.00%	07/01/2028	240	256,478
Massachusetts (Commonwealth of) Development Finance Agency (Partners Healthcare System), Series 2017, Ref. RB	5.00%	07/01/2030	50	53,101
Massachusetts (Commonwealth of) Development Finance Agency (Partners Healthcare System), Series 2017, Ref. RB	5.00%	07/01/2031	240	254,158
Massachusetts (Commonwealth of) Development Finance Agency (Partners Healthcare System), Series 2017, Ref. RB	5.00%	07/01/2032	40	42,303
Massachusetts (Commonwealth of) Development Finance Agency (Partners Healthcare System), Series 2017, Ref. RB	5.00%	07/01/2033	110	116,208
Massachusetts (Commonwealth of) Development Finance Agency (Partners Healthcare System), Series 2017, Ref. RB	5.00%	07/01/2034	20	21,111
Massachusetts (Commonwealth of) Development Finance Agency (Partners Healthcare System), Series 2017, Ref. RB	4.00%	07/01/2035	25	25,321
Massachusetts (Commonwealth of) Development Finance Agency (Partners Healthcare System), Series 2017, Ref. RB	4.00%	07/01/2036	40	40,471
Massachusetts (Commonwealth of) Health & Educational Facilities Authority (Massachusetts Institute of Technology), Series 1998 I-1, RB	5.20%	01/01/2028	90	97,468
Massachusetts (Commonwealth of) School Building Authority, Series 2015 C, Ref. RB	3.05%	08/15/2028	125	124,524
Massachusetts (Commonwealth of) School Building Authority, Series 2018 A, RB	4.00%	02/15/2043	200	200,707
Massachusetts (Commonwealth of) School Building Authority, Series 2018 A, RB	5.25%	02/15/2048	20	20,954
Massachusetts (Commonwealth of) School Building Authority, Series 2018 B, RB	5.25%	02/15/2048	100	104,924
Massachusetts (Commonwealth of) Transportation Trust Fund (Contract Assistance), Series 2018, Ref. RB	5.00%	01/01/2028	20	21,449
				5,217,334
Michigan-0.93%
Great Lakes Water Authority, Series 2018 A, Ref. RB	5.00%	07/01/2028	95	102,249
Great Lakes Water Authority, Series 2018 B, Ref. RB	5.00%	07/01/2028	85	91,607
Michigan (State of), Series 2020 B, RB	5.00%	11/15/2028	125	136,185
Michigan (State of), Series 2023, RB	5.00%	11/15/2028	45	49,026
Michigan (State of) Finance Authority (Charter County of Wayne Criminal Justice Center), Series 2018, RB	5.00%	11/01/2043	500	522,445
Michigan (State of) Finance Authority (Trinity Health Credit Group), Series 2019, Ref. RB	5.00%	12/01/2048	150	155,284
Michigan (State of) Hospital Finance Authority (Ascension Health Credit Group), Series 1999, RB	4.00%	11/15/2032	50	51,276
University of Michigan, Series 2017 A, Ref. RB	5.00%	04/01/2028	30	31,575
Wayne (County of), MI Airport Authority (Detroit Metropolitan Wayne County Airport), Series 2018, RB	5.00%	12/01/2038	100	105,670
				1,245,317
Minnesota-1.87%
Duluth (City of), MN Economic Development Authority (Essentia Health Obligated Group), Series 2018 A, Ref. RB	5.25%	02/15/2058	240	246,811
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2028 Municipal Bond ETF (BSMS)—(continued)
November 30, 2024
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Minnesota-(continued)
Duluth (City of), MN Economic Development Authority (Essentia Health Obligated Group), Series 2018, Ref. RB	4.25%	02/15/2043	$300	$300,767
Metropolitan Council, Series 2021 C, GO Bonds	5.00%	12/01/2028	150	162,969
Minneapolis & St. Paul (Cities of), MN Metropolitan Airports Commission, Series 2016 A, Ref. RB	5.00%	01/01/2028	40	41,766
Minneapolis (City of), MN (Fairview Health Services), Series 2018 A, Ref. RB	5.00%	11/15/2033	70	73,218
Minneapolis (City of), MN (Fairview Health Services), Series 2018 A, Ref. RB	5.00%	11/15/2034	150	156,653
Minneapolis (City of), MN (Fairview Health Services), Series 2018 A, Ref. RB	5.00%	11/15/2035	20	20,847
Minneapolis (City of), MN (Fairview Health Services), Series 2018 A, Ref. RB	5.00%	11/15/2036	20	20,812
Minnesota (State of), Series 2018 A, GO Bonds	5.00%	08/01/2028	35	37,970
Minnesota (State of), Series 2018 A, GO Bonds	5.00%	08/01/2030	5	5,413
Minnesota (State of), Series 2018 A, GO Bonds	5.00%	08/01/2032	190	205,157
Minnesota (State of), Series 2018 A, GO Bonds	5.00%	08/01/2034	175	188,513
Minnesota (State of), Series 2018 A, GO Bonds	5.00%	08/01/2035	200	215,055
Minnesota (State of), Series 2018 A, GO Bonds	5.00%	08/01/2036	40	42,945
Minnesota (State of), Series 2018 A, GO Bonds	5.00%	08/01/2037	25	26,802
Minnesota (State of), Series 2018 A, GO Bonds	5.00%	08/01/2038	420	449,495
Minnesota (State of), Series 2019 A, GO Bonds	5.00%	08/01/2028	100	108,484
Minnesota (State of), Series 2020 A, GO Bonds	5.00%	08/01/2028	125	135,605
Minnesota (State of), Series 2021 B, GO Bonds	5.00%	09/01/2028	35	38,032
Minnesota (State of), Series 2024 A, GO Bonds	5.00%	08/01/2028	25	27,121
				2,504,435
Mississippi-0.44%
Mississippi (State of), Series 2017 A, Ref. GO Bonds	5.00%	10/01/2028	35	37,168
Mississippi (State of), Series 2019 A, RB	5.00%	10/15/2036	85	88,953
Mississippi (State of), Series 2021 C, GO Bonds	5.00%	10/01/2034	30	32,070
Mississippi (State of), Series 2021 C, GO Bonds	5.00%	10/01/2035	15	16,006
Mississippi (State of), Series 2021 C, GO Bonds	5.00%	10/01/2036	10	10,653
Mississippi (State of), Series 2021 C, GO Bonds	4.00%	10/01/2039	150	151,375
Mississippi (State of), Series 2021 C, GO Bonds	4.00%	10/01/2040	5	5,036
Mississippi (State of) Development Bank (Hinds County), Series 2018, RB	5.00%	03/01/2048	155	156,297
West Rankin Utility Authority, Series 2018, RB(a)(c)	5.00%	01/01/2028	80	85,649
				583,207
Missouri-0.39%
Curators of the University of Missouri (The), Series 2024, Ref. RB	5.00%	11/01/2028	10	10,875
Missouri (State of) Board of Public Buildings, Series 2020 B, Ref. RB	4.00%	10/01/2028	85	88,864
Missouri (State of) Health & Educational Facilities Authority (Mercy Health), Series 2018 A, Ref. RB	5.00%	06/01/2028	20	21,390
Missouri (State of) Health & Educational Facilities Authority (Mercy Health), Series 2018 A, Ref. RB	5.00%	06/01/2030	105	112,841
Missouri (State of) Health & Educational Facilities Authority (Mercy Health), Series 2018 A, Ref. RB	5.00%	06/01/2031	190	203,684
Missouri (State of) Health & Educational Facilities Authority (St. Luke’s Health System, Inc.), Series 2018 A, Ref. RB	4.00%	11/15/2048	20	19,648
Springfield School District No. R-12, Series 2017, Ref. GO Bonds	4.00%	03/01/2030	55	57,023
				514,325
Montana-0.01%
Forsyth (City of), MT (Countryside Phase 2 South-Facilities), Series 2023, Ref. RB	3.88%	07/01/2028	15	15,279
Nebraska-0.23%
Boys Town (Village of), NE (Boys Town), Series 2017, Ref. RB	3.00%	09/01/2028	250	250,173
Lincoln (City of), NE, Series 2020 A, RB	5.00%	09/01/2028	25	27,017
Omaha (City of), NE Public Power District, Series 2018 A, RB	5.00%	02/01/2028	25	26,770
				303,960
Nevada-1.43%
Clark (County of), NV, Series 2016 B, Ref. RB	5.00%	07/01/2028	40	43,152
Clark (County of), NV, Series 2017, Ref. GO Bonds	5.00%	06/01/2028	125	131,586
Clark (County of), NV, Series 2018 A, GO Bonds	5.00%	06/01/2034	60	63,851
Clark (County of), NV, Series 2018 A, GO Bonds	5.00%	06/01/2035	20	21,261
Clark (County of), NV, Series 2018 A, GO Bonds	5.00%	06/01/2036	10	10,615
Clark (County of), NV, Series 2018 A, GO Bonds	5.00%	06/01/2037	100	105,974
Clark (County of), NV, Series 2018 B, GO Bonds	5.00%	12/01/2030	10	10,841
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2028 Municipal Bond ETF (BSMS)—(continued)
November 30, 2024
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Nevada-(continued)
Clark (County of), NV, Series 2018 B, GO Bonds	5.00%	12/01/2031	$30	$32,419
Clark (County of), NV, Series 2018 B, GO Bonds	5.00%	12/01/2032	60	64,592
Clark (County of), NV, Series 2018 B, GO Bonds	5.00%	12/01/2033	100	107,329
Clark (County of), NV, Series 2018 B, GO Bonds	5.00%	12/01/2034	125	133,997
Clark (County of), NV, Series 2018 B, GO Bonds	5.00%	12/01/2035	30	32,120
Clark (County of), NV, Series 2018 B, GO Bonds	4.00%	12/01/2039	5	5,078
Clark (County of), NV (Las Vegas McCarran International Airport), Series 2019, Ref. RB	5.00%	07/01/2028	100	107,701
Clark (County of), NV (Stadium Improvement Bonds), Series 2018 A, GO Bonds	5.00%	05/01/2048	250	260,342
Clark (County of), NV Department of Aviation, Series 2024 A, Ref. RB	5.00%	07/01/2028	110	118,472
Clark County School District, Series 2018 B, GO Bonds, (INS - AGM)(b)	4.00%	06/15/2037	10	10,163
Clark County School District, Series 2018 B, GO Bonds, (INS - AGM)(b)	4.00%	06/15/2038	75	76,105
Las Vegas (City of), NV Convention & Visitors Authority, Series 2018 B, RB	5.00%	07/01/2043	370	386,687
Las Vegas Valley Water District, Series 2021 C, GO Bonds	5.00%	06/01/2028	50	53,907
Truckee Meadows Water Authority, Series 2017, Ref. RB	5.00%	07/01/2028	85	90,021
Washoe County School District, Series 2018, GO Bonds, (INS - BAM)(b)	4.13%	10/01/2048	45	45,062
				1,911,275
New Hampshire-0.11%
New Hampshire (State of) Health and Education Facilities Authority (Dartmouth College), Series 2017, Ref. RB	5.00%	06/01/2028	35	37,881
New Hampshire (State of) Health and Education Facilities Authority (Partners Healthcare System), Series 2017, Ref. RB	5.00%	07/01/2041	105	109,248
				147,129
New Jersey-5.80%
New Jersey (State of), Series 2020 A, GO Bonds	5.00%	06/01/2028	575	619,335
New Jersey (State of) Economic Development Authority, Series 2017 A, Ref. RB, (INS - BAM)(b)	5.00%	07/01/2028	275	287,195
New Jersey (State of) Economic Development Authority, Series 2018 EEE, RB(a)(c)	5.00%	12/15/2028	350	381,795
New Jersey (State of) Economic Development Authority, Series 2018, RB	5.00%	06/15/2043	15	15,616
New Jersey (State of) Economic Development Authority (State House), Series 2017 B, RB	5.00%	06/15/2035	15	15,930
New Jersey (State of) Economic Development Authority (State House), Series 2017 B, RB, (INS - BAM)(b)	4.13%	06/15/2039	20	20,278
New Jersey (State of) Educational Facilities Authority (Princeton University), Series 2017 B, Ref. RB	5.00%	07/01/2028	1,025	1,087,871
New Jersey (State of) Educational Facilities Authority (Princeton University), Series 2017 I, Ref. RB	5.00%	07/01/2028	20	21,227
New Jersey (State of) Health Care Facilities Financing Authority (Hackensack Meridian Health Obligated Group), Series 2017 A, Ref. RB	5.00%	07/01/2028	100	105,712
New Jersey (State of) Transportation Trust Fund Authority, Series 2014 BB-1, RB	5.00%	06/15/2033	500	534,759
New Jersey (State of) Transportation Trust Fund Authority, Series 2014 BB-1, RN	5.00%	06/15/2030	10	10,781
New Jersey (State of) Transportation Trust Fund Authority, Series 2014 BB-1, RN	5.00%	06/15/2031	275	295,671
New Jersey (State of) Transportation Trust Fund Authority, Series 2014, RN	5.00%	06/15/2032	45	48,271
New Jersey (State of) Transportation Trust Fund Authority, Series 2018 A, Ref. RB	5.00%	12/15/2028	110	118,975
New Jersey (State of) Transportation Trust Fund Authority, Series 2018 A, Ref. RB	5.00%	12/15/2030	25	26,918
New Jersey (State of) Transportation Trust Fund Authority, Series 2018 A, Ref. RB	4.00%	12/15/2031	70	72,216
New Jersey (State of) Transportation Trust Fund Authority, Series 2018 A, Ref. RB	5.00%	12/15/2032	570	610,474
New Jersey (State of) Transportation Trust Fund Authority, Series 2018 A, Ref. RB	5.00%	12/15/2033	500	533,446
New Jersey (State of) Transportation Trust Fund Authority, Series 2018 A, Ref. RB	5.00%	12/15/2034	85	90,279
New Jersey (State of) Transportation Trust Fund Authority, Series 2018 A, Ref. RB	4.25%	12/15/2038	250	256,684
New Jersey (State of) Transportation Trust Fund Authority, Series 2019 AA, RB	4.00%	06/15/2036	100	101,291
New Jersey (State of) Transportation Trust Fund Authority, Series 2019 BB, RB(a)(c)	5.00%	12/15/2028	135	147,264
New Jersey (State of) Transportation Trust Fund Authority, Series 2019 BB, RB(a)(c)	5.00%	12/15/2028	25	27,271
New Jersey (State of) Transportation Trust Fund Authority, Series 2019 BB, RB(a)(c)	5.00%	12/15/2028	5	5,454
New Jersey (State of) Transportation Trust Fund Authority, Series 2019 BB, RB	5.00%	06/15/2030	30	32,356
New Jersey (State of) Transportation Trust Fund Authority, Series 2019 BB, RB	5.00%	06/15/2032	20	21,454
New Jersey (State of) Transportation Trust Fund Authority, Series 2019 BB, RB	4.00%	06/15/2036	105	106,356
New Jersey (State of) Transportation Trust Fund Authority, Series 2019 BB, RB	4.00%	06/15/2038	240	242,233
New Jersey (State of) Transportation Trust Fund Authority, Series 2019 BB, RB	5.00%	06/15/2044	225	234,966
New Jersey (State of) Transportation Trust Fund Authority, Series 2019, RB(a)(c)	5.00%	12/15/2028	30	32,725
New Jersey (State of) Transportation Trust Fund Authority, Series 2019, RB	5.00%	06/15/2032	25	26,808
New Jersey (State of) Transportation Trust Fund Authority, Series 2021 A, Ref. RB	5.00%	06/15/2028	30	32,170
New Jersey (State of) Turnpike Authority, Series 2005 A, Ref. RB, (INS - AGM)(b)	5.25%	01/01/2028	75	80,824
New Jersey (State of) Turnpike Authority, Series 2017 B, Ref. RB	5.00%	01/01/2028	15	16,055
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2028 Municipal Bond ETF (BSMS)—(continued)
November 30, 2024
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
New Jersey-(continued)
New Jersey (State of) Turnpike Authority, Series 2017 B, Ref. RB	5.00%	01/01/2030	$20	$21,328
New Jersey (State of) Turnpike Authority, Series 2017 B, Ref. RB	5.00%	01/01/2031	135	143,719
New Jersey (State of) Turnpike Authority, Series 2017 B, Ref. RB	5.00%	01/01/2032	70	74,397
New Jersey (State of) Turnpike Authority, Series 2017 B, Ref. RB	5.00%	01/01/2033	235	249,447
New Jersey (State of) Turnpike Authority, Series 2017 B, Ref. RB	4.00%	01/01/2034	70	71,659
New Jersey (State of) Turnpike Authority, Series 2017 B, Ref. RB	5.00%	01/01/2034	80	84,836
New Jersey (State of) Turnpike Authority, Series 2017 B, Ref. RB	4.00%	01/01/2035	105	107,230
New Jersey (State of) Turnpike Authority, Series 2017 B, Ref. RB	5.00%	01/01/2040	85	88,752
New Jersey (State of) Turnpike Authority, Series 2017 E, Ref. RB	5.00%	01/01/2030	180	191,956
New Jersey (State of) Turnpike Authority, Series 2017 E, Ref. RB	5.00%	01/01/2031	90	95,813
New Jersey (State of) Turnpike Authority, Series 2017 E, Ref. RB	5.00%	01/01/2032	25	26,570
New Jersey (State of) Turnpike Authority, Series 2017 E, Ref. RB	5.00%	01/01/2033	10	10,615
New Jersey (State of) Turnpike Authority, Series 2017 G, Ref. RB	4.00%	01/01/2034	30	30,711
New Jersey (State of) Turnpike Authority, Series 2017 G, Ref. RB	4.00%	01/01/2035	25	25,531
New Jersey (State of) Turnpike Authority, Series 2017 G, Ref. RB	5.00%	01/01/2036	135	142,353
New Jersey (State of) Turnpike Authority, Series 2017 G, Ref. RB	5.00%	01/01/2037	10	10,519
South Jersey Port Corp., Series 2017 A, RB	5.00%	01/01/2049	115	117,895
				7,753,991
New Mexico-0.36%
New Mexico (State of), Series 2021, GO Bonds	5.00%	03/01/2028	25	26,854
New Mexico (State of) Finance Authority, Series 2018 A, Ref. RB	5.00%	06/15/2028	50	53,912
New Mexico (State of) Finance Authority, Series 2018 A, Ref. RB	5.00%	06/15/2030	90	96,669
New Mexico (State of) Finance Authority, Series 2021 A, RB	5.00%	06/15/2028	120	129,389
New Mexico (State of) Severance Tax Permanent Fund, Series 2018, RB	5.00%	07/01/2028	120	129,327
New Mexico (State of) Severance Tax Permanent Fund, Series 2021 A, RB	5.00%	07/01/2028	25	26,943
New Mexico (State of) Severance Tax Permanent Fund, Series 2022 B, RB	5.00%	07/01/2028	15	16,166
				479,260
New York-20.82%
Long Island (City of), NY Power Authority, Series 2018, RB	5.00%	09/01/2033	55	58,928
Long Island (City of), NY Power Authority, Series 2018, RB	5.00%	09/01/2034	50	53,496
Long Island (City of), NY Power Authority, Series 2018, RB	5.00%	09/01/2035	75	80,102
Long Island (City of), NY Power Authority, Series 2018, RB	5.00%	09/01/2037	35	37,238
Long Island (City of), NY Power Authority, Series 2018, RB	5.00%	09/01/2038	15	15,930
Long Island (City of), NY Power Authority, Series 2019 A, RB	5.00%	09/01/2030	205	220,715
Long Island (City of), NY Power Authority, Series 2019 A, RB	5.00%	09/01/2031	750	805,755
Long Island (City of), NY Power Authority, Series 2019 A, RB	4.00%	09/01/2034	5	5,153
Long Island (City of), NY Power Authority, Series 2023 F, Ref. RB	5.00%	09/01/2028	20	21,755
Metropolitan Transportation Authority, Series 2012 A, Ref. RB	3.00%	11/15/2028	760	756,826
Metropolitan Transportation Authority, Series 2017 D, Ref. RB	5.00%	11/15/2030	180	190,744
Metropolitan Transportation Authority, Series 2017 D, Ref. RB	5.00%	11/15/2032	200	211,180
Metropolitan Transportation Authority, Series 2017 D, Ref. RB	5.00%	11/15/2033	185	194,948
Metropolitan Transportation Authority, Series 2017 D, Ref. RB	5.00%	11/15/2035	70	73,562
Metropolitan Transportation Authority (Green Bonds), Series 2017 C-1, Ref. RB	5.00%	11/15/2029	25	26,559
Metropolitan Transportation Authority (Green Bonds), Series 2017 C-1, Ref. RB	4.00%	11/15/2032	125	127,038
Metropolitan Transportation Authority (Green Bonds), Series 2017 C-1, Ref. RB	4.00%	11/15/2034	140	141,933
Metropolitan Transportation Authority (Green Bonds), Series 2017 C-1, Ref. RB	5.00%	11/15/2034	85	89,477
Metropolitan Transportation Authority (Green Bonds), Series 2017 C-1, Ref. RB	4.00%	11/15/2035	420	425,071
Metropolitan Transportation Authority (Green Bonds), Series 2017 C-1, Ref. RB	4.00%	11/15/2037	15	15,131
Metropolitan Transportation Authority (Green Bonds), Series 2017 C-1, Ref. RB	4.00%	11/15/2038	165	166,181
Metropolitan Transportation Authority (Green Bonds), Series 2017, Ref. RB	5.00%	11/15/2028	5	5,395
Metropolitan Transportation Authority (Green Bonds), Series 2018 B, Ref. RB	5.00%	11/15/2028	10	10,793
Monroe County Industrial Development Corp. (Rochester Schools Modernization), Series 2018, RB	5.00%	05/01/2032	60	63,765
Monroe County Industrial Development Corp. (Rochester Schools Modernization), Series 2018, RB	5.00%	05/01/2033	25	26,544
Monroe County Industrial Development Corp. (Rochester Schools Modernization), Series 2018, RB	5.00%	05/01/2034	10	10,605
New York & New Jersey (States of) Port Authority, Two Hundred Eleventh Series 2018, Ref. RB	5.00%	09/01/2035	25	26,494
New York & New Jersey (States of) Port Authority, Two Hundred Eleventh Series 2018, Ref. RB	5.00%	09/01/2036	50	52,913
New York & New Jersey (States of) Port Authority, Two Hundred Eleventh Series 2018, Ref. RB	5.00%	09/01/2048	85	88,471
New York & New Jersey (States of) Port Authority, Two Hundred Forty Three Series 2023, Ref. RB	5.00%	12/01/2028	5	5,462
New York & New Jersey (States of) Port Authority, Two Hundred Ninth Series 2018, Ref. RB	5.00%	07/15/2028	30	32,528
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2028 Municipal Bond ETF (BSMS)—(continued)
November 30, 2024
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-(continued)
New York & New Jersey (States of) Port Authority, Two Hundred Ninth Series 2018, Ref. RB	5.00%	07/15/2030	$175	$187,307
New York & New Jersey (States of) Port Authority, Two Hundred Ninth Series 2018, Ref. RB	5.00%	07/15/2032	15	15,979
New York & New Jersey (States of) Port Authority, Two Hundred Ninth Series 2018, Ref. RB	5.00%	07/15/2033	30	31,898
New York & New Jersey (States of) Port Authority, Two Hundred Ninth Series 2018, Ref. RB	5.00%	07/15/2034	200	212,161
New York & New Jersey (States of) Port Authority, Two Hundred Ninth Series 2018, Ref. RB	5.00%	07/15/2035	105	111,103
New York & New Jersey (States of) Port Authority, Two Hundred Ninth Series 2018, Ref. RB	5.00%	07/15/2036	165	174,340
New York & New Jersey (States of) Port Authority, Two Hundred Ninth Series 2018, Ref. RB	5.00%	07/15/2038	5	5,267
New York (City of), NY, Series 2005 1, GO Bonds	5.00%	09/01/2028	175	189,704
New York (City of), NY, Series 2017 1, GO Bonds	5.00%	08/01/2028	55	58,158
New York (City of), NY, Series 2017 C, Ref. GO Bonds	5.00%	08/01/2028	10	10,690
New York (City of), NY, Series 2017 C, Ref. GO Bonds	5.00%	08/01/2031	20	21,301
New York (City of), NY, Series 2017 C, Ref. GO Bonds	4.00%	08/01/2034	50	51,090
New York (City of), NY, Series 2018 E-1, GO Bonds	5.00%	03/01/2032	20	21,316
New York (City of), NY, Series 2018 E-1, GO Bonds	5.25%	03/01/2035	50	53,476
New York (City of), NY, Series 2018 E-1, GO Bonds	4.00%	03/01/2036	85	86,582
New York (City of), NY, Series 2018 E-1, GO Bonds	5.00%	03/01/2037	5	5,293
New York (City of), NY, Series 2018 E-1, GO Bonds	5.00%	03/01/2040	25	26,168
New York (City of), NY, Series 2019 E, Ref. GO Bonds	5.00%	08/01/2028	15	16,234
New York (City of), NY, Series 2020 A-1, Ref. GO Bonds	5.00%	08/01/2028	175	189,401
New York (City of), NY, Series 2020 B-1, Ref. GO Bonds	5.00%	11/01/2028	420	456,746
New York (City of), NY, Series 2020 C-1, Ref. GO Bonds	5.00%	08/01/2028	95	102,818
New York (City of), NY, Series 2022 A-1, GO Bonds	5.00%	09/01/2028	10	10,840
New York (City of), NY, Series 2022 C, Ref. GO Bonds	5.00%	08/01/2028	15	16,234
New York (City of), NY, Series 2023 A, GO Bonds	5.00%	08/01/2028	5	5,411
New York (City of), NY, Series 2023 C, Ref. GO Bonds	5.00%	08/01/2028	85	91,995
New York (City of), NY, Subseries 2008 J-5, GO Bonds	5.00%	08/01/2028	300	324,688
New York (City of), NY, Subseries 2018 D-1, GO Bonds	5.00%	12/01/2033	500	538,792
New York (City of), NY, Subseries 2018 D-1, GO Bonds	5.00%	12/01/2034	10	10,770
New York (City of), NY, Subseries 2018 D-1, GO Bonds	5.00%	12/01/2035	10	10,738
New York (City of), NY, Subseries 2018 D-1, GO Bonds	5.00%	12/01/2036	50	53,597
New York (City of), NY, Subseries 2018 D-1, GO Bonds	5.00%	12/01/2038	80	84,966
New York (City of), NY, Subseries 2018 D-1, GO Bonds	5.00%	12/01/2039	255	270,229
New York (City of), NY, Subseries 2018 D-1, GO Bonds	5.00%	12/01/2040	70	73,980
New York (City of), NY, Subseries 2018 D-1, GO Bonds	4.00%	12/01/2043	10	10,033
New York (City of), NY, Subseries 2018 D-1, GO Bonds	5.00%	12/01/2044	40	41,975
New York (City of), NY, Subseries 2018 F-1, GO Bonds	5.00%	04/01/2033	220	234,508
New York (City of), NY, Subseries 2018 F-1, GO Bonds	5.00%	04/01/2034	300	319,719
New York (City of), NY, Subseries 2018 F-1, GO Bonds	5.00%	04/01/2035	95	101,005
New York (City of), NY, Subseries 2018 F-1, GO Bonds	5.00%	04/01/2036	10	10,615
New York (City of), NY, Subseries 2018 F-1, GO Bonds	5.00%	04/01/2037	15	15,898
New York (City of), NY, Subseries 2018 F-1, GO Bonds	5.00%	04/01/2038	45	47,398
New York (City of), NY, Subseries 2018 F-1, GO Bonds	5.00%	04/01/2040	30	31,436
New York (City of), NY, Subseries 2018 F-1, GO Bonds	5.00%	04/01/2043	100	104,257
New York (City of), NY, Subseries 2018 F-1, GO Bonds	5.00%	04/01/2045	240	249,752
New York (City of), NY, Subseries 2022 B-1, GO Bonds	5.00%	10/01/2028	25	27,144
New York (City of), NY Industrial Development Agency, Series 2021, Ref. RB, (INS - AGM)(b)	5.00%	01/01/2028	30	31,816
New York (City of), NY Municipal Water Finance Authority, Series 2018 FF, Ref. RB	5.00%	06/15/2030	20	21,503
New York (City of), NY Municipal Water Finance Authority, Series 2018 FF, Ref. RB	5.00%	06/15/2034	15	15,987
New York (City of), NY Municipal Water Finance Authority, Series 2018 FF, Ref. RB	5.00%	06/15/2039	70	73,901
New York (City of), NY Municipal Water Finance Authority, Series 2018 FF, Ref. RB	5.00%	06/15/2040	165	173,921
New York (City of), NY Municipal Water Finance Authority, Series 2018, Ref. RB	5.00%	06/15/2038	50	52,907
New York (City of), NY Municipal Water Finance Authority, Series 2019 DD-1, RB	4.00%	06/15/2037	70	71,364
New York (City of), NY Municipal Water Finance Authority, Series 2019 DD-1, RB	5.00%	06/15/2049	275	287,231
New York (City of), NY Municipal Water Finance Authority, Series 2019 DD-1, RB	5.25%	06/15/2049	100	105,610
New York (City of), NY Municipal Water Finance Authority, Series 2022 EE, Ref. RB	5.00%	06/15/2028	210	227,613
New York (City of), NY Municipal Water Finance Authority, Series 2022 EE, Ref. RB	5.00%	06/15/2045	180	188,733
New York (City of), NY Municipal Water Finance Authority, Subseries 2020 AA-2, RB	5.00%	06/15/2028	15	16,258
New York (City of), NY Municipal Water Finance Authority, Subseries 2023 AA-2, RB	5.00%	06/15/2030	5	5,426
New York (City of), NY Transitional Finance Authority, Series 1998 A-1, RB	5.00%	11/01/2028	15	16,365
New York (City of), NY Transitional Finance Authority, Series 2002-1, Ref. RB	5.00%	11/01/2028	55	60,005
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2028 Municipal Bond ETF (BSMS)—(continued)
November 30, 2024
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-(continued)
New York (City of), NY Transitional Finance Authority, Series 2017 S-1, Ref. RB	5.00%	07/15/2028	$10	$10,578
New York (City of), NY Transitional Finance Authority, Series 2018 C-2, RB	5.00%	05/01/2034	30	31,745
New York (City of), NY Transitional Finance Authority, Series 2018 C-2, RB	5.00%	05/01/2035	565	597,422
New York (City of), NY Transitional Finance Authority, Series 2018 C-2, RB	5.00%	05/01/2036	95	100,404
New York (City of), NY Transitional Finance Authority, Series 2018 C-2, RB	5.00%	05/01/2037	10	10,559
New York (City of), NY Transitional Finance Authority, Series 2018 C-2, RB	5.00%	05/01/2038	40	42,191
New York (City of), NY Transitional Finance Authority, Series 2018 C-3, RB	5.00%	05/01/2039	30	31,609
New York (City of), NY Transitional Finance Authority, Series 2018 S-1, RB	5.00%	07/15/2032	35	37,621
New York (City of), NY Transitional Finance Authority, Series 2018 S-1, RB	5.00%	07/15/2035	5	5,336
New York (City of), NY Transitional Finance Authority, Series 2018 S-1, RB	5.00%	07/15/2036	20	21,287
New York (City of), NY Transitional Finance Authority, Series 2018 S-1, RB	5.00%	07/15/2043	165	173,760
New York (City of), NY Transitional Finance Authority, Series 2018 S-1, RB	5.00%	07/15/2045	205	215,202
New York (City of), NY Transitional Finance Authority, Series 2018 S-2A, Ref. RB	5.00%	07/15/2028	5	5,403
New York (City of), NY Transitional Finance Authority, Series 2018 S-2A, Ref. RB	5.00%	07/15/2030	10	10,782
New York (City of), NY Transitional Finance Authority, Series 2018 S-2A, Ref. RB	5.00%	07/15/2033	65	69,710
New York (City of), NY Transitional Finance Authority, Series 2018 S-2A, Ref. RB	5.00%	07/15/2035	480	512,294
New York (City of), NY Transitional Finance Authority, Series 2018 S-2A, Ref. RB	4.00%	07/15/2036	15	15,270
New York (City of), NY Transitional Finance Authority, Series 2018 S-2A, Ref. RB	4.00%	07/15/2038	110	111,556
New York (City of), NY Transitional Finance Authority, Series 2018 S-3, RB	5.00%	07/15/2034	300	320,996
New York (City of), NY Transitional Finance Authority, Series 2018 S-3, RB	5.25%	07/15/2036	25	26,821
New York (City of), NY Transitional Finance Authority, Series 2018 S-3, RB	5.00%	07/15/2037	55	58,410
New York (City of), NY Transitional Finance Authority, Series 2018 S-3, RB	5.00%	07/15/2043	85	89,513
New York (City of), NY Transitional Finance Authority, Series 2018 S-4A, Ref. RB	5.00%	07/15/2034	100	106,999
New York (City of), NY Transitional Finance Authority, Series 2018 S-4A, Ref. RB	5.00%	07/15/2037	400	424,802
New York (City of), NY Transitional Finance Authority, Series 2020, Ref. RB	5.00%	11/01/2028	175	190,924
New York (City of), NY Transitional Finance Authority, Series 2021 A-1, Ref. RB	5.00%	11/01/2028	75	81,825
New York (City of), NY Transitional Finance Authority, Series 2022 A-1, RB	5.00%	08/01/2028	60	65,134
New York (City of), NY Transitional Finance Authority, Series 2022 B-1, Ref. RB	5.00%	11/01/2028	175	190,992
New York (City of), NY Transitional Finance Authority, Series 2022 S-1A, Ref. RB	5.00%	07/15/2028	100	108,065
New York (City of), NY Transitional Finance Authority, Series 2023 E-1, Ref. RB	5.00%	11/01/2028	195	212,744
New York (City of), NY Transitional Finance Authority, Subseries 2012 A-6, RB	5.00%	08/01/2028	10	10,856
New York (City of), NY Transitional Finance Authority, Subseries 2018 A-1, RB	5.00%	08/01/2033	90	95,732
New York (City of), NY Transitional Finance Authority, Subseries 2018 A-1, RB	5.00%	08/01/2035	85	90,150
New York (City of), NY Transitional Finance Authority, Subseries 2018 A-1, RB	5.00%	08/01/2036	30	31,811
New York (City of), NY Transitional Finance Authority, Subseries 2018 A-1, RB	5.00%	08/01/2037	10	10,596
New York (City of), NY Transitional Finance Authority, Subseries 2018 A-1, RB	5.00%	08/01/2040	55	58,057
New York (City of), NY Transitional Finance Authority, Subseries 2018 A-1, RB	5.00%	08/01/2042	500	525,967
New York (City of), NY Transitional Finance Authority, Subseries 2018 B-1, RB	5.00%	08/01/2035	145	153,785
New York (City of), NY Transitional Finance Authority, Subseries 2018 B-1, RB	5.00%	08/01/2036	180	190,867
New York (City of), NY Transitional Finance Authority, Subseries 2018 B-1, RB	5.25%	08/01/2037	55	58,786
New York (City of), NY Transitional Finance Authority, Subseries 2018 B-1, RB	4.00%	08/01/2038	330	334,908
New York (City of), NY Transitional Finance Authority, Subseries 2018 S-2A, Ref. RB	5.00%	07/15/2034	25	26,750
New York (City of), NY Transitional Finance Authority, Subseries 2018 S-3, Ref. RB	5.00%	07/15/2028	190	205,324
New York (City of), NY Transitional Finance Authority, Subseries 2018 S-3, Ref. RB	5.00%	07/15/2030	235	253,370
New York (City of), NY Transitional Finance Authority, Subseries 2018 S-3, Ref. RB	5.00%	07/15/2031	100	107,653
New York (City of), NY Transitional Finance Authority, Subseries 2018 S-3, Ref. RB	5.00%	07/15/2033	210	225,218
New York (City of), NY Transitional Finance Authority, Subseries 2018 S-3, Ref. RB	5.00%	07/15/2035	35	37,355
New York (City of), NY Transitional Finance Authority, Subseries 2018 S-3, Ref. RB	5.00%	07/15/2036	110	117,077
New York (City of), NY Transitional Finance Authority, Subseries 2018 S-3, Ref. RB	5.00%	07/15/2037	150	159,301
New York (City of), NY Transitional Finance Authority, Subseries 2018 S-3A, Ref. RB	5.00%	07/15/2032	70	75,241
New York (City of), NY Transitional Finance Authority, Subseries 2018 S-3A, Ref. RB	5.00%	07/15/2034	110	117,699
New York (City of), NY Transitional Finance Authority, Subseries 2018 S-3A, Ref. RB	4.00%	07/15/2038	15	15,212
New York (City of), NY Transitional Finance Authority, Subseries 2018 S-4A, Ref. RB	5.00%	07/15/2033	25	26,812
New York (City of), NY Transitional Finance Authority, Subseries 2018 S-4A, Ref. RB	5.25%	07/15/2035	20	21,516
New York (City of), NY Transitional Finance Authority, Subseries 2018, RB	5.00%	08/01/2034	105	111,488
New York (City of), NY Transitional Finance Authority, Subseries 2018, RB	4.00%	08/01/2039	75	75,873
New York (City of), NY Transitional Finance Authority, Subseries 2021 F-1, Ref. RB	5.00%	11/01/2028	5	5,455
New York (State of) Dormitory Authority, Series 2018 1, Ref. RB	5.00%	01/15/2028	50	53,603
New York (State of) Dormitory Authority, Series 2018 A, RB	5.00%	03/15/2031	25	26,636
New York (State of) Dormitory Authority, Series 2018 A, RB	5.00%	03/15/2032	115	122,275
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2028 Municipal Bond ETF (BSMS)—(continued)
November 30, 2024
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-(continued)
New York (State of) Dormitory Authority, Series 2018 A, RB	5.00%	07/01/2032	$125	$134,981
New York (State of) Dormitory Authority, Series 2018 A, RB	5.00%	07/01/2033	30	32,344
New York (State of) Dormitory Authority, Series 2018 A, RB	5.00%	03/15/2034	200	212,151
New York (State of) Dormitory Authority, Series 2018 A, RB	4.00%	07/01/2035	75	76,692
New York (State of) Dormitory Authority, Series 2018 A, RB	5.00%	03/15/2036	5	5,296
New York (State of) Dormitory Authority, Series 2018 A, RB	5.00%	07/01/2036	100	107,394
New York (State of) Dormitory Authority, Series 2018 A, RB	5.00%	07/01/2038	80	85,678
New York (State of) Dormitory Authority, Series 2018 A, RB	5.00%	03/15/2039	120	126,514
New York (State of) Dormitory Authority, Series 2018 A, RB	5.00%	07/01/2039	135	144,247
New York (State of) Dormitory Authority, Series 2018 A, RB	5.00%	07/01/2040	30	32,014
New York (State of) Dormitory Authority, Series 2018 A, RB	5.00%	07/01/2048	150	158,008
New York (State of) Dormitory Authority, Series 2018 A, Ref. RB	5.00%	03/15/2031	80	86,468
New York (State of) Dormitory Authority, Series 2018 A, Ref. RB	5.00%	03/15/2032	285	307,322
New York (State of) Dormitory Authority, Series 2018 A, Ref. RB	5.00%	08/01/2032	375	391,007
New York (State of) Dormitory Authority, Series 2018 A, Ref. RB	5.25%	03/15/2037	20	21,601
New York (State of) Dormitory Authority, Series 2018 A, Ref. RB	5.25%	03/15/2039	100	107,496
New York (State of) Dormitory Authority, Series 2018 A, Ref. RB	5.00%	03/15/2040	100	106,407
New York (State of) Dormitory Authority, Series 2018 C, Ref. RB	5.00%	03/15/2031	35	37,279
New York (State of) Dormitory Authority, Series 2018 C, Ref. RB	5.00%	03/15/2032	15	15,944
New York (State of) Dormitory Authority, Series 2018 C, Ref. RB	5.00%	03/15/2033	10	10,613
New York (State of) Dormitory Authority, Series 2018 C, Ref. RB	5.00%	03/15/2034	50	52,990
New York (State of) Dormitory Authority, Series 2018 C, Ref. RB	5.00%	03/15/2039	10	10,543
New York (State of) Dormitory Authority, Series 2018 E, Ref. RB	5.00%	03/15/2030	300	322,963
New York (State of) Dormitory Authority, Series 2018 E, Ref. RB	5.00%	03/15/2033	35	37,492
New York (State of) Dormitory Authority, Series 2018 E, Ref. RB	5.00%	03/15/2035	230	245,816
New York (State of) Dormitory Authority, Series 2018 E, Ref. RB	5.00%	03/15/2048	400	418,530
New York (State of) Dormitory Authority, Series 2018-1, Ref. RB	5.00%	01/15/2032	160	169,866
New York (State of) Dormitory Authority, Series 2019 A, Ref. RB(a)	5.00%	03/15/2028	15	16,160
New York (State of) Dormitory Authority, Series 2019 A, Ref. RB	5.00%	03/15/2028	10	10,776
New York (State of) Dormitory Authority, Series 2020, RB, (INS - AGM)(b)	5.00%	10/01/2032	50	53,463
New York (State of) Dormitory Authority, Series 2020, RB, (INS - AGM)(b)	5.00%	10/01/2033	10	10,683
New York (State of) Dormitory Authority, Series 2020, RB, (INS - AGM)(b)	5.00%	10/01/2034	100	106,677
New York (State of) Dormitory Authority, Series 2020, RB, (INS - AGM)(b)	5.00%	10/01/2035	25	26,631
New York (State of) Dormitory Authority, Series 2021 A, RB, (INS - AGM)(b)	5.00%	10/01/2028	5	5,444
New York (State of) Dormitory Authority, Series 2024 A, RB	5.00%	07/01/2028	200	213,157
New York (State of) Dormitory Authority (Bidding Group 1), Series 2018 C, Ref. RB	5.00%	03/15/2035	315	333,463
New York (State of) Dormitory Authority (Bidding Group 1), Series 2018 C, Ref. RB	5.00%	03/15/2036	100	105,919
New York (State of) Dormitory Authority (Bidding Group 2), Series 2018 A, RB	5.00%	03/15/2030	255	272,178
New York (State of) Dormitory Authority (Bidding Group 2), Series 2018 A, RB	5.00%	03/15/2033	325	345,124
New York (State of) Dormitory Authority (Bidding Group 2), Series 2018 A, RB	5.00%	03/15/2037	10	10,580
New York (State of) Dormitory Authority (Bidding Group 2), Series 2018 E, Ref. RB	5.00%	03/15/2036	220	234,893
New York (State of) Dormitory Authority (Bidding Group 2), Series 2018 E, Ref. RB	5.00%	03/15/2037	70	74,644
New York (State of) Dormitory Authority (Bidding Group 2), Series 2018 E, Ref. RB	5.00%	03/15/2039	425	450,967
New York (State of) Dormitory Authority (Bidding Group 2), Series 2018 E, Ref. RB	5.00%	03/15/2040	240	254,097
New York (State of) Dormitory Authority (Bidding Group 2), Series 2018 E, Ref. RB	5.00%	03/15/2043	25	26,318
New York (State of) Dormitory Authority (Bidding Group 2), Series 2018 E, Ref. RB	5.00%	03/15/2044	15	15,815
New York (State of) Dormitory Authority (Bidding Group 3), Series 2018 A, RB	5.00%	03/15/2038	150	158,478
New York (State of) Dormitory Authority (Bidding Group 3), Series 2018 A, RB	5.00%	03/15/2042	155	162,724
New York (State of) Dormitory Authority (Bidding Group 4), Series 2018 A, RB	5.00%	03/15/2044	95	99,259
New York (State of) Dormitory Authority (Bidding Group 4), Series 2018 A, RB	5.00%	03/15/2045	100	104,390
New York (State of) Dormitory Authority (Bidding Group 4), Series 2018 C, Ref. RB	5.00%	03/15/2038	250	263,970
New York (State of) Dormitory Authority (Bidding Group 4), Series 2018 C, Ref. RB	5.00%	03/15/2042	15	15,748
New York (State of) Dormitory Authority (Columbia University), Series 2018 B, Ref. RB	5.00%	10/01/2038	235	250,010
New York (State of) Dormitory Authority (General Purpose), Series 2018 A, Ref. RB	5.25%	03/15/2038	50	53,933
New York (State of) Dormitory Authority (New York University), Series 2019 A, RB	5.00%	07/01/2028	10	10,827
New York (State of) Power Authority (Green Transmission), Series 2022, RB, (INS - AGM)(b)	5.00%	11/15/2028	15	16,378
New York (State of) Thruway Authority, Series 2018 L, Ref. RB	5.00%	01/01/2028	30	32,183
New York (State of) Thruway Authority, Series 2018 L, Ref. RB	5.00%	01/01/2030	95	101,244
New York (State of) Thruway Authority, Series 2018 L, Ref. RB	5.00%	01/01/2031	20	21,244
New York (State of) Thruway Authority, Series 2018 L, Ref. RB	5.00%	01/01/2033	40	42,374
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2028 Municipal Bond ETF (BSMS)—(continued)
November 30, 2024
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-(continued)
New York (State of) Thruway Authority, Series 2018 L, Ref. RB	5.00%	01/01/2035	$60	$63,455
New York (State of) Thruway Authority, Series 2018 L, Ref. RB	4.00%	01/01/2036	175	177,928
New York (State of) Thruway Authority, Series 2018 L, Ref. RB	3.50%	01/01/2037	30	29,962
New York (State of) Thruway Authority, Series 2021 A-1, Ref. RB	5.00%	03/15/2028	15	16,169
New York (State of) Thruway Authority (Bidding Group 1), Series 2022 A, Ref. RB	5.00%	03/15/2028	20	21,559
New York City Health and Hospitals Corp., Series 2021 A, Ref. RB	5.00%	02/15/2028	60	64,393
New York State Environmental Facilities Corp. (NYC Municipal Water Finance Authority), Series 2017, Ref. RB	5.00%	06/15/2028	50	52,817
New York State Environmental Facilities Corp. (NYC Municipal Water Finance Authority), Series 2018 A, Ref. RB	5.00%	06/15/2030	40	43,288
New York State Environmental Facilities Corp. (NYC Municipal Water Finance Authority), Series 2018 B, RB	5.00%	06/15/2043	40	42,126
New York State Environmental Facilities Corp. (NYC Municipal Water Finance Authority), Series 2018 B, RB	5.00%	06/15/2048	150	156,348
New York State Environmental Facilities Corp. (NYC Municipal Water Finance Authority), Series 2019 B, Ref. RB	5.00%	06/15/2028	10	10,860
New York State Environmental Facilities Corp. (NYC Municipal Water Finance Authority), Series 2021, RB	5.00%	06/15/2028	5	5,430
New York State Environmental Facilities Corp. (NYC Municipal Water Finance Authority), Series 2023, Ref. RB	5.00%	06/15/2028	20	21,720
New York State Urban Development Corp., Series 2019 A, RB	5.00%	03/15/2035	195	207,762
New York State Urban Development Corp., Series 2019 A, RB	5.00%	03/15/2037	45	47,787
New York State Urban Development Corp., Series 2019 A, RB	5.00%	03/15/2038	110	116,625
New York State Urban Development Corp., Series 2019 A, RB	5.00%	03/15/2039	85	89,902
New York State Urban Development Corp., Series 2019 A, RB	5.00%	03/15/2040	135	142,563
New York State Urban Development Corp., Series 2019 A, RB	5.00%	03/15/2044	105	110,325
New York State Urban Development Corp., Series 2019 A, RB	5.00%	03/15/2045	50	52,480
New York State Urban Development Corp., Series 2019, RB	5.00%	03/15/2036	140	148,859
New York State Urban Development Corp., Series 2020, Ref. RB	5.00%	03/15/2028	155	166,879
New York State Urban Development Corp., Series 2022, Ref. RB(a)	5.00%	09/15/2028	5	5,445
Triborough Bridge & Tunnel Authority, Series 2017 B, Ref. RB	5.00%	11/15/2028	70	76,373
Triborough Bridge & Tunnel Authority, Series 2018 B, Ref. RB	5.00%	11/15/2028	230	250,941
Triborough Bridge & Tunnel Authority (Green Bonds), Series 2023, RB	5.00%	11/15/2028	100	108,628
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2017 C-1, Ref. RB	5.00%	11/15/2028	190	207,299
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2018 A, RB	5.00%	11/15/2043	5	5,247
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2018 A, RB	5.00%	11/15/2044	325	340,837
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2018 A, RB	5.00%	11/15/2046	10	10,456
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2018 C, Ref. RB	5.00%	11/15/2033	30	32,165
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2018 C, Ref. RB	5.00%	11/15/2034	45	48,173
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2018 C, Ref. RB	5.00%	11/15/2035	160	170,832
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2018 C, Ref. RB	5.00%	11/15/2036	25	26,666
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2018 C, Ref. RB	5.00%	11/15/2037	30	31,958
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2022, RB	5.00%	05/15/2028	50	54,084
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2023 A, Ref. RB	5.00%	11/15/2028	10	10,911
				27,854,330
North Carolina-1.09%
Charlotte (City of), NC, Series 2018, Ref. RB	5.00%	07/01/2028	215	232,858
Charlotte (City of), NC, Series 2018, Ref. RB	5.00%	07/01/2031	400	430,897
Charlotte (City of), NC, Series 2018, Ref. RB	5.00%	07/01/2032	40	42,995
Charlotte (City of), NC, Series 2018, Ref. RB	5.00%	07/01/2033	5	5,368
Charlotte (City of), NC, Series 2018, Ref. RB	5.00%	07/01/2034	20	21,415
Charlotte (City of), NC, Series 2023 B, Ref. GO Bonds	5.00%	07/01/2028	10	10,834
Mecklenburg (County of), NC, Series 2022, GO Bonds	5.00%	09/01/2028	25	27,166
North Carolina (State of), Series 2017 B, Ref. RB	5.00%	05/01/2028	25	26,314
North Carolina (State of), Series 2018 A, GO Bonds	5.00%	06/01/2030	30	32,290
North Carolina (State of), Series 2018 A, GO Bonds	5.00%	06/01/2031	250	268,318
North Carolina (State of), Series 2018 A, GO Bonds	3.00%	06/01/2034	20	19,561
North Carolina (State of), Series 2020 A, GO Bonds	5.00%	06/01/2028	80	86,530
North Carolina (State of) (Build North Carolina Programs), Series 2020 B, RB	5.00%	05/01/2028	200	215,753
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2028 Municipal Bond ETF (BSMS)—(continued)
November 30, 2024
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
North Carolina-(continued)
North Carolina (State of) Turnpike Authority, Series 2018 A, Ref. RB	4.00%	01/01/2034	$15	$15,330
North Carolina (State of) Turnpike Authority, Series 2018 A, Ref. RB	4.00%	01/01/2035	15	15,288
				1,450,917
North Dakota-0.15%
University of North Dakota, Series 2018, COP	5.00%	04/01/2057	195	200,585
Ohio-2.10%
Allen (County of), OH, Series 2017 A, Ref. RB	5.00%	08/01/2028	50	53,340
Allen (County of), OH, Series 2017 A, Ref. RB	5.00%	08/01/2029	60	63,893
Allen (County of), OH, Series 2017 A, Ref. RB	4.00%	08/01/2037	10	10,096
Allen (County of), OH, Series 2017 A, Ref. RB	4.00%	08/01/2038	20	20,136
Allen (County of), OH (Mercy Health), Series 2017 A, Ref. RB	5.00%	08/01/2042	45	46,471
Allen (County of), OH (Mercy Health), Series 2020, Ref. RB	5.00%	12/01/2028	25	26,984
American Municipal Power, Inc. (Fremont Energy Center), Series 2017, Ref. RB	4.00%	02/15/2042	150	148,814
Cincinnati City School District (Classroom Construction & Improvement), Series 2006, Ref. GO Bonds, (INS - NATL)(b)	5.25%	12/01/2028	25	27,347
Cleveland (City of), OH, Series 2018, GO Bonds	5.00%	12/01/2043	125	130,743
Columbus (City of), OH, Series 2016 3, Ref. GO Bonds	5.00%	02/15/2028	15	15,743
Columbus (City of), OH, Series 2017-1, Ref. GO Bonds	5.00%	04/01/2028	115	122,307
Columbus (City of), OH, Series 2018 A, GO Bonds	5.00%	04/01/2030	25	27,091
Columbus (City of), OH, Series 2018 A, GO Bonds	5.00%	04/01/2031	40	43,222
Columbus (City of), OH, Series 2018 A, GO Bonds	5.00%	04/01/2032	30	32,359
Columbus (City of), OH, Series 2018 A, GO Bonds	5.00%	04/01/2033	10	10,771
Columbus (City of), OH, Series 2018 A, GO Bonds	5.00%	04/01/2034	25	26,886
Columbus (City of), OH, Series 2023 A, GO Bonds	5.00%	08/15/2028	85	92,220
Columbus (City of), OH, Series 2024 A, GO Bonds	5.00%	08/15/2028	45	48,822
Cuyahoga Community College District, Series 2018, GO Bonds	4.00%	12/01/2042	15	15,064
Franklin (County of), OH, Series 2018, RB	5.00%	06/01/2048	150	156,592
Miami Valley Career Technology Center, Series 2018, GO Bonds	3.75%	12/01/2047	35	33,879
Northeast Ohio Regional Sewer District, Series 2017, Ref. RB	4.00%	11/15/2037	35	35,637
Northeast Ohio Regional Sewer District, Series 2017, Ref. RB	4.00%	11/15/2043	20	20,040
Ohio (State of), Series 2016 A, Ref. GO Bonds	5.00%	09/01/2028	65	70,558
Ohio (State of), Series 2017 B, Ref. GO Bonds	5.00%	09/01/2028	25	27,138
Ohio (State of), Series 2017 B, Ref. GO Bonds	5.00%	09/15/2028	25	27,158
Ohio (State of), Series 2019-1, RB	5.00%	12/15/2028	135	147,097
Ohio (State of) (Cleveland Clinic Health System Obligated Group), Series 2017 A, Ref. RB	5.00%	01/01/2030	50	53,275
Ohio (State of) (Cleveland Clinic Health System Obligated Group), Series 2017 A, Ref. RB	5.00%	01/01/2031	50	53,184
Ohio (State of) (Cleveland Clinic Health System Obligated Group), Series 2017 A, Ref. RB	5.00%	01/01/2033	55	58,298
Ohio (State of) (Cleveland Clinic Health System Obligated Group), Series 2017 A, Ref. RB	4.00%	01/01/2036	345	349,956
Ohio (State of) (Cleveland Clinic Health System Obligated Group), Series 2017, Ref. RB	5.00%	01/01/2028	30	32,017
Ohio (State of) Turnpike & Infrastructure Commission, Series 2017 A, Ref. RB	5.00%	02/15/2028	15	15,751
Ohio (State of) Turnpike & Infrastructure Commission, Series 2018 A, RB	4.00%	02/15/2032	65	66,715
Ohio (State of) Turnpike & Infrastructure Commission, Series 2018 A, RB	4.00%	02/15/2033	50	51,207
Ohio (State of) Turnpike & Infrastructure Commission (Infrastructure), Series 2018 A, RB	5.00%	02/15/2028	25	26,783
Ohio (State of) Turnpike & Infrastructure Commission (Infrastructure), Series 2018 A, RB	5.00%	02/15/2030	165	175,907
Ohio (State of) Turnpike & Infrastructure Commission (Infrastructure), Series 2018 A, RB	5.00%	02/15/2031	45	47,936
Ohio (State of) Turnpike & Infrastructure Commission (Infrastructure), Series 2018 A, RB	5.00%	02/15/2033	85	90,036
Ohio (State of) Water Development Authority, Series 2018, RB	5.00%	06/01/2028	165	176,951
Ohio (State of) Water Development Authority, Series 2019 A, RB	5.00%	06/01/2028	95	102,556
Ohio (State of) Water Development Authority, Series 2019 A, RB	5.00%	12/01/2028	20	21,800
University of Cincinnati, Series 2018 A, Ref. RB	5.00%	06/01/2044	5	5,210
				2,807,990
Oklahoma-0.03%
Oklahoma (State of) Turnpike Authority, Series 2017 D D, Ref. RB	5.00%	01/01/2028	40	42,702
Oregon-0.66%
Benton & Linn (Counties of), OR Consolidated School District No 509J & 509A Corvallis, Series 2018 B, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	06/15/2037	100	106,046
Multnomah (County of), OR, Series 2021 A, GO Bonds	5.00%	06/15/2028	50	54,105
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2028 Municipal Bond ETF (BSMS)—(continued)
November 30, 2024
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Oregon-(continued)
Multnomah County School District No. 1, Series 2020, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	06/15/2028	$30	$32,358
Oregon City School District No. 62, Series 2018 B, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	06/15/2049	120	125,297
Portland (City of), OR, Series 2019 A, Ref. RB	5.00%	03/01/2028	10	10,751
Portland Community College District, Series 2023, GO Bonds	5.00%	06/15/2028	50	54,017
Salem-Keizer School District No. 24J, Series 2018, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	06/15/2032	125	133,304
Salem-Keizer School District No. 24J, Series 2018, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	06/15/2033	25	26,645
Salem-Keizer School District No. 24J, Series 2018, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	06/15/2034	45	47,900
Salem-Keizer School District No. 24J, Series 2018, GO Bonds, (CEP - Oregon School Bond Guaranty)	4.00%	06/15/2035	105	107,706
Salem-Keizer School District No. 24J, Series 2018, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	06/15/2037	55	58,269
Salem-Keizer School District No. 24J, Series 2018, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	06/15/2038	5	5,299
Salem-Keizer School District No. 24J, Series 2018, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	06/15/2039	5	5,291
University of Oregon, Series 2018 A, RB	5.00%	04/01/2048	105	108,886
				875,874
Pennsylvania-4.31%
Allegheny (County of), PA, Series 2018 C-77, GO Bonds	5.00%	11/01/2043	135	142,519
Allegheny (County of), PA Hospital Development Authority (Allegheny Health Network Obligated Group Issue), Series 2018 A, Ref. RB	5.00%	04/01/2032	30	31,358
Allegheny (County of), PA Hospital Development Authority (Allegheny Health Network Obligated Group Issue), Series 2018 A, Ref. RB	4.00%	04/01/2037	20	19,962
Allegheny (County of), PA Hospital Development Authority (Allegheny Health Network Obligated Group Issue), Series 2018 A, Ref. RB	4.00%	04/01/2044	55	53,312
Allegheny (County of), PA Hospital Development Authority (Allegheny Health Network Obligated Group Issue), Series 2018 A, Ref. RB	5.00%	04/01/2047	150	153,038
Allegheny (County of), PA Hospital Development Authority (Allegheny Health Network Obligated Group Issue), Series 2018, Ref. RB	5.00%	04/01/2033	150	156,543
Allegheny (County of), PA Hospital Development Authority (Allegheny Health Network Obligated Group Issue), Series 2018, Ref. RB	4.00%	04/01/2038	150	148,175
Allegheny (County of), PA Hospital Development Authority (University of Pittsburgh Medical Center), Series 2019 A, Ref. RB	5.00%	07/15/2028	20	21,498
Allegheny (County of), PA Port Authority, Series 2020, Ref. RB	5.00%	03/01/2028	20	21,393
Allegheny (County of), PA Sanitary Authority, Series 2018, RB	5.00%	06/01/2045	100	105,281
Bucks (County of), PA Industrial Development Authority (St. Luke’s University Health Network), Series 2019, RB	3.00%	08/15/2050	180	140,021
Delaware Valley Regional Finance Authority, Series 1998 A, RB, (INS - AMBAC)(b)	5.50%	08/01/2028	345	374,222
DuBois (City of), PA Hospital Authority (Penn Highlands Healthcare), Series 2018, Ref. RB	4.00%	07/15/2048	30	27,055
Erie Sewer Authority, Series 2018 B, Ref. RB, (INS - AGM)(b)	4.00%	12/01/2041	30	30,259
Montgomery (County of), PA Higher Education & Health Authority (Thomas Jefferson University), Series 2018 A, Ref. RB	4.00%	09/01/2049	5	4,793
Northampton (County of), PA General Purpose Authority (LaFayette College), Series 2018, Ref. RB	4.00%	11/01/2038	100	101,074
Pennsylvania (Commonwealth of), First Series 2017, Ref. GO Bonds	5.00%	01/01/2028	250	260,458
Pennsylvania (Commonwealth of), First Series 2018, GO Bonds	4.00%	03/01/2037	95	96,748
Pennsylvania (Commonwealth of), First Series 2018, GO Bonds, (INS - AGM)(b)	4.00%	03/01/2033	10	10,294
Pennsylvania (Commonwealth of), First Series 2018, GO Bonds, (INS - AGM)(b)	4.00%	03/01/2034	20	20,565
Pennsylvania (Commonwealth of), First Series 2018, GO Bonds, (INS - AGM)(b)	3.75%	03/01/2039	415	419,043
Pennsylvania (Commonwealth of), First Series 2018, GO Bonds, (INS - BAM)(b)	4.00%	03/01/2035	105	107,792
Pennsylvania (Commonwealth of), First Series 2018-1, GO Bonds	5.00%	03/01/2032	230	245,798
Pennsylvania (Commonwealth of), First Series 2020, GO Bonds	5.00%	05/01/2028	200	215,277
Pennsylvania (Commonwealth of), First Series 2023, Ref. GO Bonds	5.00%	09/01/2028	10	10,833
Pennsylvania (Commonwealth of), Second Series 2016, Ref. GO Bonds	5.00%	01/15/2028	400	417,102
Pennsylvania (Commonwealth of), Series 2019, Ref. GO Bonds	5.00%	07/15/2028	75	81,049
Pennsylvania (Commonwealth of), Series 2022, GO Bonds	5.00%	10/01/2028	60	65,100
Pennsylvania (Commonwealth of) (Municipal Real Estate Funding, LLC), Series 2018 A, Ref. COP	5.00%	07/01/2043	60	62,180
Pennsylvania (Commonwealth of) Higher Educational Facilities Authority (Trustees University of Pennsylvania), Series 2018 A, RB	4.00%	02/15/2043	200	201,603
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2017 B-2, Ref. RB	5.00%	06/01/2028	10	10,527
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2018 A, RB	5.00%	12/01/2048	300	314,405
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2018 A-2, RB	5.00%	12/01/2043	210	222,215
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2018 A-2, RB	5.00%	12/01/2048	150	157,202
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2018 B, RB	5.00%	12/01/2043	365	385,256
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2028 Municipal Bond ETF (BSMS)—(continued)
November 30, 2024
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Pennsylvania-(continued)
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2019, Ref. RB	5.00%	12/01/2030	$35	$37,862
Pennsylvania (Commonwealth of) Turnpike Commission, Subseries 2013 A-2, RB	5.00%	12/01/2033	75	80,701
Philadelphia (City of), PA, Series 2018 A, RB	5.00%	10/01/2043	10	10,532
Philadelphia (City of), PA, Series 2018 A, RB	5.00%	10/01/2048	65	67,797
Philadelphia (City of), PA Authority for Industrial Development, Series 2019, Ref. RB	5.00%	10/01/2028	150	161,840
State College Area School District, Series 2018, GO Bonds	5.00%	05/15/2044	185	193,804
West Shore School District, Series 2020, GO Bonds	4.00%	11/15/2045	380	380,408
				5,766,894
South Carolina-0.86%
Charleston Educational Excellence Finance Corp. (Charleston County School), Series 2023, Ref. RB	5.00%	12/01/2028	65	70,594
Columbia (City of), SC, Series 2018, RB(a)(c)	5.00%	02/01/2028	20	21,473
Florence (County of), SC, Series 2021, GO Bonds	5.00%	06/01/2028	30	32,386
Florence (County of), SC, Series 2023, RB	5.00%	06/01/2028	15	16,141
Greenville County School District, Series 2023, Ref. RB	5.00%	12/01/2028	10	10,872
South Carolina (State of) Jobs-Economic Development Authority (Prisma Health Obligated Group), Series 2018 A, Ref. RB	5.00%	05/01/2035	35	36,692
South Carolina (State of) Jobs-Economic Development Authority (Prisma Health Obligated Group), Series 2018 A, Ref. RB	5.00%	05/01/2043	250	257,658
South Carolina (State of) Jobs-Economic Development Authority (Prisma Health Obligated Group), Series 2018, Ref. RB	5.00%	05/01/2032	110	115,844
South Carolina (State of) Jobs-Economic Development Authority (Prisma Health Obligated Group), Series 2018, Ref. RB	5.00%	05/01/2033	160	168,235
South Carolina (State of) Jobs-Economic Development Authority (Prisma Health Obligated Group), Series 2018, Ref. RB	5.00%	05/01/2034	5	5,251
South Carolina (State of) Jobs-Economic Development Authority (Prisma Health Obligated Group), Series 2018, Ref. RB	5.00%	05/01/2038	200	208,159
South Carolina (State of) Transportation Infrastructure Bank, Series 2021 B, Ref. RB	5.00%	10/01/2028	100	108,461
Spartanburg (City of), SC Regional Health Services District, Series 2017 A, Ref. RB	5.00%	04/15/2048	100	102,941
				1,154,707
Tennessee-0.67%
Greeneville (Town of), TN Health & Educational Facilities Board (Ballad Health Obligated Group), Series 2018 A, Ref. RB	5.00%	07/01/2035	160	167,599
Greeneville (Town of), TN Health & Educational Facilities Board (Ballad Health Obligated Group), Series 2018 A, Ref. RB	5.00%	07/01/2037	125	130,672
Greeneville (Town of), TN Health & Educational Facilities Board (Ballad Health Obligated Group), Series 2018 A, Ref. RB	4.00%	07/01/2040	80	77,933
Nashville (City of) & Davidson (County of), TN Metropolitan Government, Series 2018, GO Bonds	4.00%	07/01/2028	45	47,050
Nashville (City of) & Davidson (County of), TN Metropolitan Government, Series 2018, GO Bonds	5.00%	07/01/2030	115	123,195
Nashville (City of) & Davidson (County of), TN Metropolitan Government, Series 2018, GO Bonds	5.00%	07/01/2031	35	37,407
Nashville (City of) & Davidson (County of), TN Metropolitan Government, Series 2018, GO Bonds	5.00%	07/01/2032	75	80,036
Nashville (City of) & Davidson (County of), TN Metropolitan Government, Series 2018, GO Bonds	4.00%	07/01/2033	50	51,214
Nashville (City of) & Davidson (County of), TN Metropolitan Government, Series 2018, GO Bonds	4.00%	07/01/2035	5	5,074
Nashville (City of) & Davidson (County of), TN Metropolitan Government, Series 2018, GO Bonds	4.00%	07/01/2036	110	111,227
Nashville (City of) & Davidson (County of), TN Metropolitan Government, Series 2021 C, GO Bonds	5.00%	01/01/2028	55	58,883
Nashville (City of) & Davidson (County of), TN Metropolitan Government, Series 2024 B, Ref. RB	5.00%	05/15/2028	5	5,393
				895,683
Texas-8.28%
Alamo Community College District, Series 2022, GO Notes	5.00%	02/15/2028	55	58,800
Alvin Independent School District, Series 2019, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	3.38%	02/15/2040	15	14,645
Arlington (City of), TX, Series 2018 A, RB, (INS - AGM)(b)	5.00%	02/15/2043	15	15,615
Austin Independent School District, Series 2019, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/01/2032	5	5,388
Austin Independent School District, Series 2019, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	08/01/2033	210	216,187
Austin Independent School District, Series 2019, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	08/01/2035	100	102,502
Bexar (County of), TX, Series 2019, Ref. GO Bonds	4.00%	06/15/2037	20	20,286
Bexar (County of), TX Hospital District, Series 2022, Ctfs. of Obligations	5.00%	02/15/2047	100	103,539
Board of Regents of Stephen F. Austin State University, Series 2019 A, RB	5.00%	10/15/2042	145	152,857
Board of Regents of the University of Texas System, Series 2020 C, Ref. RB	5.00%	08/15/2028	15	16,224
Board of Regents of the University of Texas System, Series 2021 A, Ref. RB	5.00%	08/15/2028	15	16,224
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2028 Municipal Bond ETF (BSMS)—(continued)
November 30, 2024
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas-(continued)
Conroe Independent School District, Series 2020 A, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2028	$25	$26,838
Corpus Christi (Port of) and Nueces (County of), TX, Series 2018 A, RB	5.00%	12/01/2048	145	150,923
Corpus Christi Independent School District, Series 2019, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	08/15/2031	35	36,009
Corpus Christi Independent School District, Series 2019, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	08/15/2032	85	87,311
Dallas (City of), TX Area Rapid Transit, Series 2007, Ref. RB, (INS - AMBAC)(b)	5.25%	12/01/2028	20	21,704
Dallas (City of), TX Area Rapid Transit, Series 2019, Ref. RB	5.00%	12/01/2028	45	48,413
Dallas (City of), TX Independent School District, Series 2021 A, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2028	20	21,452
Dallas (County of), TX Hospital District, Series 2019, Ref. GO Bonds	5.00%	08/15/2030	175	186,987
Dallas (County of), TX Utility & Reclamation District, Series 2016, Ref. GO Bonds	5.00%	02/15/2028	20	21,205
El Paso Independent School District, Series 2019, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	08/15/2034	50	51,082
El Paso Independent School District, Series 2019, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	08/15/2036	45	45,768
El Paso Independent School District, Series 2019, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	08/15/2037	5	5,069
El Paso Independent School District, Series 2019, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	08/15/2038	200	202,298
Fort Bend Independent School District, Series 2018, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/15/2028	40	42,163
Fort Bend Independent School District, Series 2019 B, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2033	85	87,293
Fort Bend Independent School District, Series 2019 B, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2034	15	15,406
Grand Parkway Transportation Corp., Series 2018 A, RB	5.00%	10/01/2034	275	292,250
Grand Parkway Transportation Corp. (TELA Supported), Series 2018 A, RB	5.00%	10/01/2033	60	63,846
Grand Parkway Transportation Corp. (TELA Supported), Series 2018 A, RB	5.00%	10/01/2038	300	316,818
Grand Parkway Transportation Corp. (TELA Supported), Series 2018 A, RB	5.00%	10/01/2043	205	214,316
Grand Parkway Transportation Corp. (TELA Supported), Series 2018 A, RB	5.00%	10/01/2048	40	41,536
Harris (County of), TX, Series 2018 A, Ref. RB	4.00%	08/15/2036	5	5,088
Harris (County of), TX, Series 2020 A, Ref. GO Bonds	5.00%	10/01/2028	30	32,573
Harris (County of), TX Metropolitan Transit Authority, Series 2018, RB	5.00%	11/01/2030	85	91,518
Harris (County of), TX Toll Road Authority (The), Series 2018 A, Ref. RB	5.00%	08/15/2031	510	542,565
Harris (County of), TX Toll Road Authority (The), Series 2018 A, Ref. RB	5.00%	08/15/2033	15	15,890
Harris (County of), TX Toll Road Authority (The), Series 2018 A, Ref. RB	4.00%	08/15/2038	155	156,968
Harris (County of), TX Toll Road Authority (The), Series 2018 A, Ref. RB	5.00%	08/15/2043	110	114,641
Harris (County of), TX Toll Road Authority (The), Series 2022 A, Ref. RB	5.00%	08/15/2028	500	540,630
Houston (City of), TX, Series 2018 B, Ref. RB	5.00%	07/01/2028	50	53,762
Houston (City of), TX, Series 2018 B, Ref. RB	5.00%	07/01/2030	40	42,808
Houston (City of), TX, Series 2018 D, Ref. RB	5.00%	07/01/2030	5	5,351
Houston (City of), TX, Series 2018 D, Ref. RB	5.00%	07/01/2033	10	10,602
Houston (City of), TX, Series 2018 D, Ref. RB	5.00%	07/01/2034	5	5,294
Houston (City of), TX, Series 2018 D, Ref. RB	5.00%	07/01/2035	190	200,857
Houston (City of), TX, Series 2018 D, Ref. RB	5.00%	07/01/2038	25	26,296
Houston (City of), TX, Series 2018 D, Ref. RB	5.00%	11/15/2043	220	231,435
Houston Independent School District, Series 2017, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2028	55	57,777
Hurst-Euless-Bedford Independent School District, Series 2017 A, Ref. GO Bonds	5.00%	08/15/2028	150	158,582
Katy Independent School District, Series 2018, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2048	25	25,015
Lewisville Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/15/2028	75	81,343
Little Elm Independent School District, Series 2018, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/15/2046	5	5,229
Lower Colorado River Authority (LCRA Transmission Services Corp.), Series 2018, Ref. RB	5.00%	05/15/2043	60	62,581
Lower Colorado River Authority (LCRA Transmission Services Corp.), Series 2018, Ref. RB	5.00%	05/15/2048	180	186,814
Nacogdoches Independent School District, Series 2019, GO Bonds(a)(c)	5.00%	02/15/2028	10	10,685
Nacogdoches Independent School District, Series 2019, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2049	90	92,908
North Texas Municipal Water District, Series 2021 A, Ref. RB	5.00%	09/01/2028	100	107,957
North Texas Tollway Authority, Series 2017 A, Ref. RB	5.00%	01/01/2038	145	152,276
North Texas Tollway Authority, Series 2017 A, Ref. RB	5.00%	01/01/2039	25	26,195
North Texas Tollway Authority, Series 2017 A, Ref. RB	5.00%	01/01/2043	265	275,776
North Texas Tollway Authority, Series 2017 A, Ref. RB	5.00%	01/01/2048	90	93,252
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2028 Municipal Bond ETF (BSMS)—(continued)
November 30, 2024
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas-(continued)
North Texas Tollway Authority, Series 2018, Ref. RB	5.00%	01/01/2035	$55	$58,034
North Texas Tollway Authority, Series 2018, Ref. RB	5.00%	01/01/2036	25	26,332
North Texas Tollway Authority, Series 2018, Ref. RB	4.00%	01/01/2037	550	553,951
Pearland Independent School District, Series 2020, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2028	55	58,922
Pecos Barstow Toyah Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2035	600	634,183
Permanent University Fund - University of Texas System, Series 2007 B, Ref. RB	5.25%	07/01/2028	40	43,519
Permanent University Fund - University of Texas System, Series 2022 A, RB	5.00%	07/01/2028	30	32,374
Round Rock Independent School District, Series 2019 A, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/01/2028	5	5,412
San Antonio (City of), TX, Series 2015, Ref. RB	3.13%	02/01/2028	75	74,690
San Antonio (City of), TX, Series 2019, Ref. GO Bonds	5.00%	08/01/2028	205	221,348
San Antonio (City of), TX Water System, Series 2018 A, Ref. RB	5.00%	05/15/2048	190	197,442
Texas (State of), Series 2024, Ref. GO Bonds	5.00%	10/01/2028	15	16,303
Texas (State of) Water Development Board, Series 2018 A, RB	5.00%	10/15/2028	30	32,118
Texas (State of) Water Development Board, Series 2018 A, RB	5.00%	10/15/2029	150	160,395
Texas (State of) Water Development Board, Series 2018 A, RB	5.00%	10/15/2031	75	79,957
Texas (State of) Water Development Board, Series 2018 A, RB	4.00%	10/15/2033	20	20,589
Texas (State of) Water Development Board, Series 2018 A, RB	4.00%	10/15/2034	55	56,476
Texas (State of) Water Development Board, Series 2018 A, RB	5.00%	10/15/2043	450	470,788
Texas (State of) Water Development Board, Series 2018 A, RB	4.00%	04/15/2048	25	24,878
Texas (State of) Water Development Board, Series 2018 B, RB	5.00%	04/15/2030	240	258,934
Texas (State of) Water Development Board, Series 2018 B, RB	5.00%	10/15/2032	105	112,658
Texas (State of) Water Development Board, Series 2018 B, RB	4.00%	10/15/2034	80	82,446
Texas (State of) Water Development Board, Series 2018 B, RB	4.00%	10/15/2035	10	10,272
Texas (State of) Water Development Board, Series 2018 B, RB	4.00%	10/15/2036	1,050	1,075,156
Texas (State of) Water Development Board, Series 2018 B, RB	4.00%	10/15/2037	20	20,411
Texas (State of) Water Development Board, Series 2018 B, RB	5.00%	10/15/2038	85	90,357
Texas (State of) Water Development Board, Series 2018 B, RB	5.00%	04/15/2049	225	235,106
Texas (State of) Water Development Board, Series 2020, RB	5.00%	08/01/2028	75	80,927
Texas (State of) Water Development Board, Series 2021, RB	5.00%	08/01/2028	15	16,185
Texas (State of) Water Development Board, Series 2023 A, RB	5.00%	10/15/2028	40	43,325
Texas State University Board of Regents, Series 2017 A, Ref. RB	5.00%	03/15/2028	35	36,791
Tomball Independent School District, Series 2018, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2041	100	104,758
Trinity River Authority, Series 2017, Ref. RB	5.00%	08/01/2028	15	15,848
Trinity River Authority, Series 2018, Ref. RB	5.00%	08/01/2036	15	15,900
				11,080,407
Utah-0.38%
Intermountain Power Agency, Series 2022 A, Ref. RB	5.00%	07/01/2028	20	21,590
Salt Lake City (City of), UT, Series 2018 B, RB	5.00%	07/01/2048	20	20,703
University of Utah (The), Series 2018 A, RB	5.00%	08/01/2044	75	78,559
University of Utah (The), Series 2022 B, RB	5.00%	08/01/2028	15	16,235
Utah (County of), UT (IHC Health Services, Inc.), Series 2018, Ref. RB	4.00%	05/15/2041	100	100,635
Utah (State of), Series 2020 B, GO Bonds	5.00%	07/01/2028	90	97,507
Utah (State of) Transit Authority, Series 2016, Ref. RB	3.00%	12/15/2028	130	129,622
Utal (State of) State Building Ownership Authority (state Facilities Master Lease Program), Series 2024, Ref. RB	5.00%	05/15/2028	45	48,459
				513,310
Virginia-1.22%
Fairfax (County of), VA, Series 2020 A, Ref. GO Bonds	5.00%	10/01/2028	10	10,877
Hampton (City of), VA Roads Transportation Accountability Commission, Series 2018 A, RB(a)(c)	5.50%	01/01/2028	150	162,797
Hampton (City of), VA Roads Transportation Accountability Commission, Series 2018, RB	5.00%	07/01/2048	280	290,309
Richmond (City of), VA, Series 2017 D, Ref. GO Bonds	5.00%	03/01/2028	15	16,117
Virginia (Commonwealth of) College Building Authority (21st Century College and Equipment Programs), Series 2017 E, Ref. RB	5.00%	02/01/2028	360	385,606
Virginia (Commonwealth of) College Building Authority (21st Century College and Equipment Programs), Series 2017 E, Ref. RB	5.00%	02/01/2031	25	26,645
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2028 Municipal Bond ETF (BSMS)—(continued)
November 30, 2024
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Virginia-(continued)
Virginia (Commonwealth of) College Building Authority (21st Century College and Equipment Programs), Series 2019 A, RB	5.00%	02/01/2028	$75	$80,335
Virginia (Commonwealth of) College Building Authority (21st Century College and Equipment Programs), Series 2019 C, Ref. RB	5.00%	02/01/2028	105	112,468
Virginia (Commonwealth of) Public Building Authority, Series 2020 B, Ref. RB	5.00%	08/01/2028	145	157,144
Virginia (Commonwealth of) Public Building Authority, Series 2021 A-1, RB	5.00%	08/01/2028	170	184,237
Virginia (Commonwealth of) Public Building Authority (Bidding Group 1), Series 2022 A, RB	5.00%	08/01/2028	5	5,419
Virginia (Commonwealth of) Transportation Board (Garvee), Series 2017, Ref. RB	5.00%	03/15/2028	190	201,985
				1,633,939
Washington-3.15%
Central Puget Sound Regional Transit Authority (Green Bonds), Series 2021 S-1, Ref. RB	5.00%	11/01/2028	135	146,916
Energy Northwest, Series 2018 A, Ref. RB	5.00%	07/01/2032	50	53,550
Energy Northwest, Series 2018 A, Ref. RB	5.00%	07/01/2033	35	37,451
Energy Northwest, Series 2018 A, Ref. RB	5.00%	07/01/2034	125	133,580
Energy Northwest, Series 2018 C, Ref. RB	5.00%	07/01/2030	70	75,357
Energy Northwest, Series 2018 C, Ref. RB	5.00%	07/01/2031	10	10,726
Energy Northwest, Series 2018 C, Ref. RB	5.00%	07/01/2032	55	58,905
Energy Northwest, Series 2018 C, Ref. RB	5.00%	07/01/2033	80	85,602
Energy Northwest, Series 2018 C, Ref. RB	5.00%	07/01/2034	80	85,491
Energy Northwest (No. 1), Series 2017 A, Ref. RB	5.00%	07/01/2028	130	137,546
Energy Northwest (No. 1), Series 2020 A, Ref. RB	5.00%	07/01/2028	40	43,223
Energy Northwest (No. 1), Series 2022 A, Ref. RB	5.00%	07/01/2028	145	156,682
Energy Northwest (No. 3), Series 2017 A, Ref. RB	5.00%	07/01/2028	75	79,354
Energy Northwest (No. 3), Series 2018, Ref. RB	5.00%	07/01/2028	165	178,293
Energy Northwest (No. 3), Series 2024 B, Ref. RB	5.00%	07/01/2028	5	5,403
Franklin County School District No. 1 Pasco, Series 2023, Ref. GO Bonds, (CEP - Oregon School Bond Guaranty)	4.00%	12/01/2028	75	78,632
King & Snohomish Counties School District No. 417 Northshore, Series 2018, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	12/01/2036	100	106,205
King (County of), WA, Series 2021 A, GO Bonds	5.00%	01/01/2028	10	10,706
King County School District No. 412 Shoreline, Series 2018, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	12/01/2031	70	75,673
King County School District No. 412 Shoreline, Series 2018, GO Bonds, (CEP - Oregon School Bond Guaranty)	4.00%	12/01/2036	15	15,320
King County School District No. 412 Shoreline, Series 2018, GO Bonds, (CEP - Oregon School Bond Guaranty)	4.00%	12/01/2037	20	20,393
King County School District No. 414 Lake Washington, Series 2020, Ref. GO Bonds, (CEP - Oregon School Bond Guaranty)	4.00%	12/01/2028	75	78,632
Seattle (Port of), WA, Series 2022 A, Ref. RB	5.00%	08/01/2028	10	10,776
Snohomish County School District No. 201 Snohomish, Series 2020, Ref. GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	12/01/2028	200	217,925
Washington (State of), Series 2017 R, Ref. GO Bonds	5.00%	08/01/2028	170	180,115
Washington (State of), Series 2018 A, GO Bonds	5.00%	08/01/2032	30	32,112
Washington (State of), Series 2018 A, GO Bonds	5.00%	08/01/2034	360	385,074
Washington (State of), Series 2018 A, GO Bonds	5.00%	08/01/2035	45	48,015
Washington (State of), Series 2018 A, GO Bonds	5.00%	08/01/2036	30	31,961
Washington (State of), Series 2018 A, GO Bonds	5.00%	08/01/2037	45	47,872
Washington (State of), Series 2018 A, GO Bonds	5.00%	08/01/2039	150	158,994
Washington (State of), Series 2018 A, GO Bonds	5.00%	08/01/2042	5	5,268
Washington (State of), Series 2018 C, GO Bonds	5.00%	02/01/2030	10	10,675
Washington (State of), Series 2018 C, GO Bonds	5.00%	02/01/2031	85	90,487
Washington (State of), Series 2018 C, GO Bonds	5.00%	02/01/2032	10	10,621
Washington (State of), Series 2018 C, GO Bonds	5.00%	02/01/2033	15	15,902
Washington (State of), Series 2018 C, GO Bonds	5.00%	02/01/2035	45	47,654
Washington (State of), Series 2018 C, GO Bonds	5.00%	02/01/2036	55	58,168
Washington (State of), Series 2018 C, GO Bonds	5.00%	02/01/2038	125	131,839
Washington (State of), Series 2018 C, GO Bonds	5.00%	02/01/2039	95	99,960
Washington (State of), Series 2018 C, GO Bonds	5.00%	02/01/2040	50	52,515
Washington (State of), Series 2018 C, GO Bonds	5.00%	02/01/2041	190	199,184
Washington (State of), Series 2018 C, GO Bonds	5.00%	02/01/2042	5	5,234
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2028 Municipal Bond ETF (BSMS)—(continued)
November 30, 2024
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Washington-(continued)
Washington (State of), Series 2019 A, GO Bonds	5.00%	08/01/2028	$70	$75,760
Washington (State of), Series 2023 R, Ref. GO Bonds	5.00%	08/01/2028	25	27,057
Washington (State of), Series R-2018D, Ref. GO Bonds	5.00%	08/01/2028	45	47,690
Washington (State of) (Bid Group 1), Series 2020 A, GO Bonds	5.00%	08/01/2028	65	70,349
Washington (State of) (Bid Group 1), Series 2021 A, GO Bonds	5.00%	08/01/2028	30	32,469
Washington (State of) (Bid Group 2), Series 2022 C, Ref. GO Bonds	4.00%	07/01/2028	15	15,699
Washington (State of) (Bid Group 2), Series R-2022D, GO Bonds	4.00%	07/01/2028	15	15,699
Washington (State of) Health Care Facilities Authority (Providence St. Joseph Health), Series 2018 B, Ref. RB	5.00%	10/01/2031	130	136,574
Washington (State of) Health Care Facilities Authority (Providence St. Joseph Health), Series 2018, Ref. RB	5.00%	10/01/2032	20	20,994
Washington (State of) Health Care Facilities Authority (Providence St. Joseph Health), Series 2018, Ref. RB	5.00%	10/01/2033	140	146,573
Whatcom (County of), WA Bellingham School District No. 501, Series 2018, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	12/01/2036	105	111,578
				4,214,433
West Virginia-0.79%
Morgantown Utility Board, Inc., Series 2018 B, RB	5.00%	12/01/2043	5	5,220
West Virginia (State of), Series 2018 B, GO Bonds	5.00%	06/01/2031	40	42,807
West Virginia (State of), Series 2018 B, GO Bonds	5.00%	06/01/2032	100	106,924
West Virginia (State of), Series 2018 B, GO Bonds	5.00%	06/01/2033	10	10,665
West Virginia (State of), Series 2018 B, GO Bonds	5.00%	06/01/2034	75	79,814
West Virginia (State of), Series 2018 B, GO Bonds	5.00%	12/01/2034	140	148,882
West Virginia (State of), Series 2018 B, GO Bonds	5.00%	06/01/2035	35	37,147
West Virginia (State of), Series 2018 B, GO Bonds	5.00%	12/01/2036	15	15,870
West Virginia (State of) (Bidding Group 2), Series 2018 B, GO Bonds	5.00%	06/01/2037	155	163,760
West Virginia (State of) (Bidding Group 2), Series 2018 B, GO Bonds	5.00%	12/01/2039	55	57,841
West Virginia (State of) (Bidding Group 2), Series 2018 B, GO Bonds	5.00%	12/01/2040	150	157,322
West Virginia (State of) (Bidding Group 2), Series 2018 B, GO Bonds	5.00%	12/01/2041	35	36,591
West Virginia (State of) Commissioner of Highways (Surface Transportation), Series 2017 A, RB	5.00%	09/01/2028	40	42,269
West Virginia (State of) Hospital Finance Authority (West Virginia University Health System Obligated Group), Series 2018 A, RB	5.00%	06/01/2052	105	107,880
West Virginia (State of) Parkways Authority, Series 2018, RB	5.00%	06/01/2043	40	42,014
				1,055,006
Wisconsin-0.41%
University of Wisconsin Hospitals & Clinics, Series 2018 A, Ref. RB	5.00%	04/01/2043	25	25,907
Wisconsin (State of), Series 2021-1, Ref. GO Bonds	5.00%	05/01/2028	60	64,644
Wisconsin (State of), Series 2021-2, Ref. GO Bonds	5.00%	05/01/2028	55	59,257
Wisconsin (State of) Department of Transportation, Series 2017 1, Ref. RB	5.00%	07/01/2028	235	248,388
Wisconsin (State of) Department of Transportation, Series 2017-2, Ref. RB	5.00%	07/01/2028	15	15,877
Wisconsin (State of) Health & Educational Facilities Authority (Ascension Senior Credit Group), Series 2019, Ref. RB	5.00%	11/15/2028	50	54,122
Wisconsin (State of) Health & Educational Facilities Authority (Milwaukee Regional Medical Center), Series 2018, Ref. RB	4.00%	04/01/2039	80	80,659
				548,854
TOTAL INVESTMENTS IN SECURITIES(d)-98.33% (Cost $131,689,093)				131,557,511
OTHER ASSETS LESS LIABILITIES-1.67%				2,229,347
NET ASSETS-100.00%				$133,786,858

See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2028 Municipal Bond ETF (BSMS)—(continued)
November 30, 2024
(Unaudited)
Investment Abbreviations:
AGM	-Assured Guaranty Municipal Corp.
AMBAC	-American Municipal Bond Assurance Corp.
BAM	-Build America Mutual Assurance Co.
CEP	-Credit Enhancement Provider
COP	-Certificates of Participation
Ctfs.	-Certificates
GO	-General Obligation
INS	-Insurer
NATL	-National Public Finance Guarantee Corp.
RB	-Revenue Bonds
Ref.	-Refunding
RN	-Revenue Notes
Wts.	-Warrants

Notes to Schedule of Investments:
(a)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(b)	Principal and/or interest payments are secured by the bond insurance company listed.
(c)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(d)
Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations. No concentration of any single entity was greater than 5% each.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments
Invesco BulletShares 2029 Municipal Bond ETF (BSMT)
November 30, 2024
(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations-98.36%
Alabama-0.26%
Alabama (State of) Public School & College Authority (Social Bonds), Series 2020 A, Ref. RB	5.00%	11/01/2029	$215	$238,429
Madison (City of), AL Water & Wastewater Board, Series 2020, Ref. RB	3.00%	12/01/2050	100	78,661
University of Alabama (The), Series 2019 A, Ref. RB	4.00%	07/01/2034	45	46,363
University of Alabama (The), Series 2019 A, Ref. RB	4.00%	07/01/2035	25	25,635
				389,088
Alaska-0.14%
North Slope (Borough of), AK, Series 2022 A, GO Bonds	5.00%	06/30/2029	190	208,481
Arizona-1.21%
Arizona (State of), Series 2019 A, Ref. COP(a)	5.00%	10/01/2029	170	188,812
Arizona (State of) Department of Transportation, Series 2023, RB	5.00%	07/01/2029	135	148,628
Arizona (State of) Industrial Development Authority (NCCU Properties LLC), Series 2019 A, RB, (INS - BAM)(b)	5.00%	06/01/2054	50	52,083
Maricopa (County of), AZ Industrial Development Authority (Banner Health Obligated Group), Series 2016, Ref. RB	5.00%	01/01/2029	215	231,693
Maricopa (County of), AZ Special Health Care District, Series 2021 D, GO Bonds	5.00%	07/01/2029	35	38,170
Maricopa (County of), AZ Special Health Care District (Maricopa Integrated Health), Series 2018 C, GO Bonds	5.00%	07/01/2029	160	171,228
Mesa (City of), AZ, Series 2019 A, RB	5.00%	07/01/2043	200	213,251
Phoenix Civic Improvement Corp., Series 2019 A, RB	5.00%	07/01/2045	350	365,931
Phoenix Civic Improvement Corp., Series 2019 A, RB	3.00%	07/01/2049	25	19,838
Phoenix Civic Improvement Corp., Series 2019, RB	5.00%	07/01/2044	125	131,780
Phoenix Civic Improvement Corp., Series 2019, RB	5.00%	07/01/2049	10	10,442
Salt River Project Agricultural Improvement & Power District, Series 2017, Ref. RB	5.00%	01/01/2029	135	144,422
Salt River Project Agricultural Improvement & Power District, Series 2021 A, Ref. RB	5.00%	01/01/2029	75	81,878
				1,798,156
Arkansas-0.11%
El Dorado Special School District No. 15, Series 2023 A, Ref. GO Bonds	5.00%	02/01/2050	150	156,173
California-15.53%
Bay Area Toll Authority (San Francisco Bay Area), Series 2019 S-8, Ref. RB(a)(c)	5.00%	10/01/2029	70	78,422
Bay Area Toll Authority (San Francisco Bay Area), Series 2019 S-H, Ref. RB(a)(c)	5.00%	04/01/2029	125	138,614
Bay Area Toll Authority (San Francisco Bay Area), Series 2019 S-H, Ref. RB(a)(c)	5.00%	04/01/2029	5	5,545
California (State of), Series 2015 C, Ref. GO Bonds	3.00%	09/01/2029	100	99,873
California (State of), Series 2015, GO Bonds	3.00%	03/01/2029	15	14,989
California (State of), Series 2015, Ref. GO Bonds	3.00%	03/01/2029	250	249,811
California (State of), Series 2018, GO Bonds	5.00%	10/01/2029	115	125,041
California (State of), Series 2018, Ref. GO Bonds	5.00%	08/01/2029	10	10,838
California (State of), Series 2019, GO Bonds	5.00%	11/01/2029	25	27,749
California (State of), Series 2019, GO Bonds	5.00%	04/01/2031	155	169,283
California (State of), Series 2019, GO Bonds	5.00%	04/01/2032	220	239,734
California (State of), Series 2019, Ref. GO Bonds	5.00%	04/01/2029	1,025	1,125,541
California (State of), Series 2019, Ref. GO Bonds	5.00%	10/01/2029	75	83,119
California (State of), Series 2019, Ref. GO Bonds	5.00%	04/01/2031	45	49,147
California (State of), Series 2019, Ref. GO Bonds	5.00%	10/01/2031	835	919,698
California (State of), Series 2019, Ref. GO Bonds	5.00%	04/01/2032	30	32,691
California (State of), Series 2019, Ref. GO Bonds	5.00%	10/01/2032	1,050	1,153,229
California (State of), Series 2019, Ref. GO Bonds	5.00%	04/01/2033	175	190,391
California (State of), Series 2019, Ref. GO Bonds	4.00%	10/01/2034	295	307,822
California (State of), Series 2019, Ref. GO Bonds	5.00%	04/01/2035	355	384,960
California (State of), Series 2019, Ref. GO Bonds	4.00%	10/01/2037	10	10,355
California (State of), Series 2019, Ref. GO Bonds	5.00%	04/01/2038	10	10,799
California (State of), Series 2019, Ref. GO Bonds	4.00%	10/01/2039	300	309,977
California (State of), Series 2019, Ref. GO Bonds	5.00%	10/01/2039	40	43,440
California (State of), Series 2020, GO Bonds	5.00%	03/01/2029	140	153,491
California (State of), Series 2020, GO Bonds	5.00%	11/01/2029	15	16,649
California (State of), Series 2021 C, Ref. GO Bonds	5.00%	10/01/2029	5	5,541
California (State of), Series 2021, GO Bonds	5.00%	10/01/2029	515	570,754
California (State of), Series 2021, Ref. GO Bonds	5.00%	10/01/2029	15	16,624
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2029 Municipal Bond ETF (BSMT)—(continued)
November 30, 2024
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
California (State of), Series 2022, GO Bonds	5.00%	04/01/2029	$10	$10,981
California (State of), Series 2023 A, Ref. GO Bonds	5.00%	09/01/2029	10	11,066
California (State of), Series 2023, Ref. GO Bonds	5.00%	09/01/2029	250	276,644
California (State of), Series 2023, Ref. GO Bonds	5.00%	10/01/2029	5	5,541
California (State of), Series 2024, Ref. GO Bonds	5.00%	08/01/2029	175	193,357
California (State of) (Bidding Group B), Series 2020 B, Ref. GO Bonds	5.00%	11/01/2029	360	399,580
California (State of) Department of Veterans Affairs (Veteran’s Farm & Home Purchase), Series 2020 A, RB	2.45%	12/01/2045	50	37,357
California (State of) Department of Water Resources, Series 2019 BA, RB	5.00%	12/01/2031	50	55,351
California (State of) Department of Water Resources, Series 2019 BA, RB	5.00%	12/01/2034	165	181,391
California (State of) Department of Water Resources (Central Valley), Series 2018, Ref. RB	5.00%	12/01/2029	75	82,349
California (State of) Department of Water Resources (Central Valley), Series 2019 BA, RB	5.00%	12/01/2029	20	22,291
California (State of) Department of Water Resources (Central Valley), Series 2019 BA, RB	5.00%	12/01/2030	60	66,607
California (State of) Department of Water Resources (Central Valley), Series 2019 BA, RB	5.00%	12/01/2032	10	11,037
California (State of) Department of Water Resources (Central Valley), Series 2019 BA, RB	5.00%	12/01/2033	45	49,578
California (State of) Department of Water Resources (Central Valley), Series 2020 BB, Ref. RB	5.00%	12/01/2029	90	101,259
California (State of) Educational Facilities Authority (Stanford University), Series 2019 V-1, RB	5.00%	05/01/2029	105	116,871
California (State of) Health Facilities Financing Authority (Marshall Medical Center), Series 2020 A, Ref. RB, (INS - Cal-Mortgage)(b)	4.00%	11/01/2040	45	45,811
California (State of) Infrastructure & Economic Development Bank (Academy Motion Picture Arts & Sciences Obligated Group), Series 2020 B, Ref. RB	5.00%	11/01/2029	400	441,867
California (State of) Infrastructure & Economic Development Bank (California State Teachers’ Retirement System Headquarters Expansion) (Green Bonds), Series 2019, RB	5.00%	08/01/2044	500	532,861
California (State of) Infrastructure & Economic Development Bank (California State Teachers’ Retirement System Headquarters Expansion) (Green Bonds), Series 2019, RB	5.00%	08/01/2049	130	137,236
California (State of) Public Works Board, Series 2019 C, RB	5.00%	11/01/2044	250	268,060
California (State of) Public Works Board, Series 2021 A, Ref. RB	5.00%	02/01/2029	5	5,469
California (State of) Public Works Board (Various Capital), Series 2019 C, RB	5.00%	11/01/2029	140	155,256
California (State of) Public Works Board (Various Capital), Series 2019 C, RB	5.00%	11/01/2032	30	32,949
California (State of) Public Works Board (Various Capital), Series 2019 C, RB	5.00%	11/01/2033	55	60,316
California (State of) Public Works Board (Various Capital), Series 2019 C, RB	5.00%	11/01/2034	220	240,811
California State University, Series 2019 A, RB	5.00%	11/01/2039	200	217,479
California State University, Series 2019 A, RB	5.00%	11/01/2040	145	156,953
California State University, Series 2019 A, RB	5.00%	11/01/2049	100	106,275
East Bay Municipal Utility District (Green Bonds), Series 2019 A, RB	5.00%	06/01/2049	200	213,104
Etiwanda School District (Election of 2016), Series 2020 A, GO Bonds	4.00%	08/01/2049	100	100,550
Glendale Community College District, Series 2020 B, GO Bonds	4.00%	08/01/2050	90	90,519
Long Beach (City of), CA, Series 2019 A, RB	7.15%	05/15/2044	75	80,839
Los Angeles (City of), CA, Series 2022 C, Ref. RB	5.00%	06/01/2029	185	206,365
Los Angeles (City of), CA Department of Airports, Series 2018, Ref. RB	5.00%	05/15/2043	15	16,067
Los Angeles (City of), CA Department of Airports, Series 2020 A, Ref. RB	5.00%	05/15/2033	290	322,558
Los Angeles (City of), CA Department of Airports, Series 2020 A, Ref. RB	5.00%	05/15/2034	85	94,384
Los Angeles (City of), CA Department of Airports, Series 2020 A, Ref. RB	5.00%	05/15/2036	100	110,555
Los Angeles (City of), CA Department of Airports, Series 2020 B, Ref. RB	5.00%	05/15/2029	5	5,545
Los Angeles (City of), CA Department of Airports, Series 2020, Ref. RB	5.00%	05/15/2031	10	11,165
Los Angeles (City of), CA Department of Airports, Series 2020, Ref. RB	5.00%	05/15/2035	180	199,446
Los Angeles (City of), CA Department of Airports, Series 2020, Ref. RB	5.00%	05/15/2037	310	341,949
Los Angeles (City of), CA Department of Airports (Los Angeles International Airport), Series 2020 A, Ref. RB	5.00%	05/15/2032	30	33,426
Los Angeles (City of), CA Department of Airports (Los Angeles International Airport), Series 2020 A, Ref. RB	5.00%	05/15/2039	125	137,090
Los Angeles (City of), CA Department of Airports (Los Angeles International Airport), Series 2020 A, Ref. RB	5.00%	05/15/2040	240	262,463
Los Angeles (City of), CA Department of Water & Power, Series 2019 A, RB	5.00%	07/01/2030	5	5,494
Los Angeles (City of), CA Department of Water & Power, Series 2019 A, RB	5.00%	07/01/2033	30	32,691
Los Angeles (City of), CA Department of Water & Power, Series 2019 A, RB	5.00%	07/01/2036	150	162,554
Los Angeles (City of), CA Department of Water & Power, Series 2019 A, RB	5.00%	07/01/2039	230	247,632
Los Angeles (City of), CA Department of Water & Power, Series 2019 A, RB	5.00%	07/01/2045	100	106,357
Los Angeles (City of), CA Department of Water & Power, Series 2019 A, RB	5.00%	07/01/2049	100	105,753
Los Angeles (City of), CA Department of Water & Power, Series 2019 A, RB	5.25%	07/01/2049	120	128,272
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2029 Municipal Bond ETF (BSMT)—(continued)
November 30, 2024
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
Los Angeles (City of), CA Department of Water & Power, Series 2019 B, Ref. RB	5.00%	07/01/2030	$40	$43,953
Los Angeles (City of), CA Department of Water & Power, Series 2019 B, Ref. RB	5.00%	07/01/2032	305	333,318
Los Angeles (City of), CA Department of Water & Power, Series 2019 B, Ref. RB	5.00%	07/01/2033	15	16,345
Los Angeles (City of), CA Department of Water & Power, Series 2019 C, RB	5.00%	07/01/2042	45	48,490
Los Angeles (City of), CA Department of Water & Power, Series 2019 D, Ref. RB	5.00%	07/01/2032	100	110,357
Los Angeles (City of), CA Department of Water & Power, Series 2019 D, Ref. RB	5.00%	07/01/2037	55	60,003
Los Angeles (City of), CA Department of Water & Power, Series 2019 D, Ref. RB	5.00%	07/01/2044	265	284,454
Los Angeles (City of), CA Department of Water & Power, Series 2020 A, Ref. RB	5.00%	07/01/2029	35	39,029
Los Angeles (City of), CA Department of Water & Power, Series 2020 B, Ref. RB	4.00%	07/01/2029	145	154,842
Los Angeles (City of), CA Department of Water & Power, Series 2022 E, Ref. RB	5.00%	07/01/2029	40	44,605
Los Angeles (City of), CA Department of Water & Power, Series 2023 A, Ref. RB	5.00%	07/01/2029	20	22,321
Los Angeles (City of), CA Department of Water & Power, Series 2024 A, Ref. RB	5.00%	07/01/2029	10	11,151
Los Angeles (County of), CA Metropolitan Transportation Authority, Series 2021 A, RB	5.00%	06/01/2029	90	100,353
Los Angeles (County of), CA Metropolitan Transportation Authority, Series 2023, Ref. RB	5.00%	07/01/2029	10	11,170
Los Angeles (County of), CA Metropolitan Transportation Authority (Green Bonds), Series 2019 A, RB	5.00%	07/01/2029	45	48,899
Los Angeles (County of), CA Metropolitan Transportation Authority (Green Bonds), Series 2020 A, RB	5.00%	06/01/2029	90	100,231
Los Angeles (County of), CA Public Works Financing Authority, Series 2019 E-1, RB	5.00%	12/01/2044	145	156,056
Los Angeles (County of), CA Public Works Financing Authority, Series 2019 E-1, RB	5.00%	12/01/2049	75	79,994
Los Angeles Unified School District, Series 2016 B, Ref. GO Bonds	2.00%	07/01/2029	45	41,996
Los Angeles Unified School District, Series 2019 A, Ref. GO Bonds	5.00%	07/01/2029	200	223,023
Los Angeles Unified School District, Series 2019 A, Ref. GO Bonds	5.00%	07/01/2032	145	159,557
Los Angeles Unified School District, Series 2019 A, Ref. GO Bonds	4.00%	07/01/2033	60	63,034
Los Angeles Unified School District, Series 2020 C, GO Bonds	5.00%	07/01/2029	375	418,169
Los Angeles Unified School District, Series 2020 RYQ, GO Bonds	5.00%	07/01/2029	15	16,727
Los Angeles Unified School District, Series 2021 A, Ref. GO Bonds	5.00%	07/01/2029	65	72,483
Los Angeles Unified School District, Series 2024 A, Ref. GO Bonds	5.00%	07/01/2029	130	144,965
Los Angeles Unified School District (Sustainability Bonds), Series 2022 QRR, GO Bonds	5.00%	07/01/2029	140	156,116
Los Angeles Unified School District (Sustainability Bonds), Series 2023 A, COP	5.00%	10/01/2029	20	22,156
Los Angeles Unified School District (Sustainability Bonds), Series 2024 QRR, GO Bonds	5.00%	07/01/2029	10	11,151
Martinez Unified School District (Election of 2016), Series 2021, GO Bonds, (INS - AGM)(b)	4.00%	08/01/2051	25	25,157
Metropolitan Water District of Southern California, Series 2019 A, Ref. RB	5.00%	07/01/2029	95	105,936
Metropolitan Water District of Southern California, Series 2019 A, Ref. RB	5.00%	07/01/2030	20	22,051
Metropolitan Water District of Southern California, Series 2019 A, Ref. RB	5.00%	07/01/2037	70	75,852
Metropolitan Water District of Southern California, Series 2019 A, Ref. RB	5.00%	07/01/2039	250	269,617
Metropolitan Water District of Southern California, Series 2020 A, RB	5.00%	10/01/2045	160	172,175
Metropolitan Water District of Southern California, Series 2020 A, RB	5.00%	10/01/2049	115	122,871
Metropolitan Water District of Southern California, Series 2020 A, Ref. RB	5.00%	07/01/2029	35	39,029
Metropolitan Water District of Southern California, Series 2022 A, Ref. RB	5.00%	10/01/2029	20	22,455
Mt. San Antonio Community College District (Election of 2008), Series 2019 A, GO Bonds	4.00%	08/01/2049	150	150,915
Mt. San Antonio Community College District (Election of 2018), Series 2019 A, GO Bonds	5.00%	08/01/2044	115	123,274
North Orange County Community College District (Election of 2014), Series 2019 B, GO Bonds	4.00%	08/01/2044	30	30,418
Norwalk-La Mirada Unified School District, Series 2019 D, GO Bonds	4.00%	08/01/2048	100	100,858
Orange (County of), CA Local Transportation Authority, Series 2019, RB	5.00%	02/15/2032	30	32,885
Orange (County of), CA Local Transportation Authority, Series 2019, RB	5.00%	02/15/2034	25	27,250
Orange (County of), CA Local Transportation Authority, Series 2019, RB	5.00%	02/15/2035	20	21,762
Orange (County of), CA Local Transportation Authority, Series 2019, RB	5.00%	02/15/2036	90	97,660
Orange (County of), CA Local Transportation Authority, Series 2019, RB	5.00%	02/15/2037	20	21,670
Orange (County of), CA Local Transportation Authority, Series 2019, RB	5.00%	02/15/2039	175	188,431
Pasadena Unified School District (Election of 2020), Series 2023 C, GO Bonds	5.00%	08/01/2029	115	127,811
Pleasant Valley School District, Series 2021 B, GO Bonds	4.00%	08/01/2046	100	100,905
Rancho Santiago Community College District, Series 2005, GO Bonds, (INS - AGM)(b)	5.13%	09/01/2029	85	95,419
River Islands Public Financing Authority, Series 2022, Ref. RB, (INS - AGM)(b)	5.00%	09/01/2042	250	274,453
Riverside (City of), CA, Series 2019 A, Ref. RB	5.00%	10/01/2036	65	70,609
Riverside (City of), CA, Series 2019 A, Ref. RB	5.00%	10/01/2037	110	119,146
Riverside (City of), CA, Series 2019 A, Ref. RB	5.00%	10/01/2038	30	32,418
Sacramento (City of), CA Municipal Utility District (Green Bonds), Series 2019 G, RB	5.00%	08/15/2037	120	131,258
Sacramento (City of), CA Municipal Utility District (Green Bonds), Series 2019 G, RB	5.00%	08/15/2038	20	21,829
Sacramento (City of), CA Municipal Utility District (Green Bonds), Series 2019 G, RB	5.00%	08/15/2039	120	130,615
Sacramento (City of), CA Municipal Utility District (Green Bonds), Series 2024 N-1, Ref. RB	5.00%	11/15/2029	5	5,608
Sacramento (County of), CA Sanitation Districts Financing Authority, Series 2020 A, Ref. RB	5.00%	12/01/2029	85	95,420
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2029 Municipal Bond ETF (BSMT)—(continued)
November 30, 2024
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
Sacramento Transportation Authority (Measure A), Series 2023 A, Ref. RB	5.00%	10/01/2029	$20	$22,406
Salinas Union High School District, Series 2020 B, Ref. GO Bonds	4.00%	08/01/2045	120	121,162
Salinas Union High School District, Series 2020 B, Ref. GO Bonds	4.00%	08/01/2049	40	40,244
San Diego (County of), CA Regional Airport Authority, Series 2019 A, Ref. RB	5.00%	07/01/2032	5	5,500
San Diego (County of), CA Regional Airport Authority, Series 2019 A, Ref. RB	5.00%	07/01/2033	145	159,241
San Diego (County of), CA Regional Airport Authority, Series 2019 A, Ref. RB	5.00%	07/01/2035	30	32,745
San Diego (County of), CA Regional Airport Authority, Series 2019 A, Ref. RB	5.00%	07/01/2039	120	129,718
San Diego (County of), CA Regional Airport Authority, Series 2019 A, Ref. RB	5.00%	07/01/2044	295	314,715
San Diego Unified School District (Green Bonds), Series 2022 F-2, GO Bonds	5.00%	07/01/2029	130	145,145
San Francisco (City & County of), CA, Series 2022 R-1, Ref. GO Bonds	5.00%	06/15/2029	10	11,132
San Francisco (City & County of), CA, Series 2024-R1, Ref. GO Bonds	5.00%	06/15/2029	135	150,281
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport), Series 2019 D, Ref. RB	5.00%	05/01/2037	110	119,281
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport), Series 2019 F, RB	5.00%	05/01/2050	150	158,541
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport), Series 2019, RB	5.00%	05/01/2049	105	111,322
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport), Series 2019, Ref. RB	5.00%	05/01/2029	5	5,530
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport), Series 2019, Ref. RB	5.00%	05/01/2033	70	76,687
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport), Series 2019, Ref. RB	5.00%	05/01/2036	5	5,433
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport), Series 2019, Ref. RB	5.00%	05/01/2038	200	216,418
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport), Series 2019, Ref. RB	5.00%	05/01/2039	250	269,665
San Francisco (City & County of), CA Public Utilities Commission, Series 2023 B, Ref. RB	5.00%	10/01/2029	65	72,884
San Francisco (City & County of), CA Public Utilities Commission (Green Bonds), Series 2023 A, RB	5.00%	10/01/2029	65	72,884
San Francisco Bay Area Rapid Transit District (Green Bonds), Series 2019, GO Bonds	4.00%	08/01/2044	250	252,418
San Francisco Bay Area Rapid Transit District (Green Bonds), Series 2020 C-1, GO Bonds	4.00%	08/01/2035	70	72,872
San Francisco Bay Area Rapid Transit District (Green Bonds), Series 2020 C-1, GO Bonds	4.00%	08/01/2045	100	100,926
San Jose (City of), CA, Series 2019 C, Ref. GO Bonds	5.00%	09/01/2029	40	44,143
San Jose (City of), CA, Series 2019 C, Ref. GO Bonds	5.00%	09/01/2030	225	248,146
San Jose (City of), CA, Series 2019 C, Ref. GO Bonds	5.00%	09/01/2031	20	22,020
San Jose (City of), CA, Series 2019 C, Ref. GO Bonds	5.00%	09/01/2032	5	5,497
San Jose (City of), CA, Series 2019 C, Ref. GO Bonds	5.00%	09/01/2033	80	87,871
San Jose (City of), CA, Series 2019 C, Ref. GO Bonds	5.00%	09/01/2034	5	5,473
San Mateo & Foster (Cities of), CA Public Financing Authority (Clean Water Program), Series 2019, RB	5.00%	08/01/2049	10	10,651
Santa Clara Valley Transportation Authority, Series 2023 A, Ref. RB	5.00%	04/01/2029	10	11,107
Sweetwater Union High School District, Series 2024, Ref. GO Bonds	5.00%	08/01/2029	10	11,123
University of California, Series 2015 AO, Ref. RB	3.25%	05/15/2029	5	5,005
University of California, Series 2018 AZ, Ref. RB	4.00%	05/15/2029	15	15,668
University of California, Series 2023 BM, Ref. RB	5.00%	05/15/2029	15	16,703
University of California, Series 2023 BN, Ref. RB	5.00%	05/15/2029	60	66,812
University of California, Series 2023 BQ, RB	5.00%	05/15/2029	250	278,383
University of California, Series 2024 BS, Ref. RB	5.00%	05/15/2029	30	33,406
University of California, Series 2024 BW, Ref. RB	5.00%	05/15/2029	5	5,568
University of California, Series 2024 BX, RB	5.00%	05/15/2029	25	27,816
University of California (Limited), Series 2018 O, Ref. RB	4.00%	05/15/2029	40	41,753
				23,036,508
Colorado-3.29%
Adams & Arapahoe Joint School District No. 28J Aurora, Series 2021 A, GO Bonds	5.00%	12/01/2029	80	88,693
Arapahoe County School District No. 5 Cherry Creek, Series 2020, Ref. GO Bonds	5.00%	12/15/2029	55	60,961
Colorado (State of), Series 2018 A, COP	5.00%	12/15/2029	30	32,490
Colorado (State of), Series 2020 A, COP	5.00%	12/15/2029	150	165,515
Colorado (State of), Series 2021 A, COP	5.00%	12/15/2029	35	38,620
Colorado (State of) Health Facilities Authority (Adventhealth Obligated Group), Series 2019 A, Ref. RB	5.00%	11/15/2037	45	48,474
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2029 Municipal Bond ETF (BSMT)—(continued)
November 30, 2024
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Colorado-(continued)
Colorado (State of) Health Facilities Authority (Adventhealth Obligated Group), Series 2019 A, Ref. RB	4.00%	11/15/2038	$160	$162,693
Colorado (State of) Health Facilities Authority (CommonSpirit Health), Series 2019 A-1, Ref. RB	5.00%	08/01/2029	75	81,390
Colorado (State of) Health Facilities Authority (CommonSpirit Health), Series 2019 A-1, Ref. RB	5.00%	08/01/2031	100	107,701
Colorado (State of) Health Facilities Authority (CommonSpirit Health), Series 2019 A-1, Ref. RB	5.00%	08/01/2032	20	21,475
Colorado (State of) Health Facilities Authority (CommonSpirit Health), Series 2019 A-1, Ref. RB	5.00%	08/01/2033	60	64,352
Colorado (State of) Health Facilities Authority (CommonSpirit Health), Series 2019 A-1, Ref. RB	5.00%	08/01/2034	50	53,425
Colorado (State of) Health Facilities Authority (CommonSpirit Health), Series 2019 A-1, Ref. RB	5.00%	08/01/2035	60	63,896
Colorado (State of) Health Facilities Authority (CommonSpirit Health), Series 2019 A-1, Ref. RB	5.00%	08/01/2036	70	74,382
Colorado (State of) Health Facilities Authority (CommonSpirit Health), Series 2019 A-2, Ref. RB	5.00%	08/01/2029	255	276,725
Colorado (State of) Health Facilities Authority (CommonSpirit Health), Series 2019 A-2, Ref. RB	5.00%	08/01/2031	65	69,744
Colorado (State of) Health Facilities Authority (CommonSpirit Health), Series 2019 A-2, Ref. RB	5.00%	08/01/2032	105	112,555
Colorado (State of) Health Facilities Authority (CommonSpirit Health), Series 2019 A-2, Ref. RB	5.00%	08/01/2033	30	32,122
Colorado (State of) Health Facilities Authority (CommonSpirit Health), Series 2019 A-2, Ref. RB	5.00%	08/01/2034	15	16,028
Colorado (State of) Health Facilities Authority (CommonSpirit Health), Series 2019 A-2, Ref. RB	5.00%	08/01/2035	65	69,220
Colorado (State of) Health Facilities Authority (CommonSpirit Health), Series 2019 A-2, Ref. RB	5.00%	08/01/2036	260	276,277
Colorado (State of) Health Facilities Authority (CommonSpirit Health), Series 2019 A-2, Ref. RB	5.00%	08/01/2037	95	100,823
Colorado (State of) Health Facilities Authority (CommonSpirit Health), Series 2019 A-2, Ref. RB	5.00%	08/01/2038	60	63,586
Colorado (State of) Health Facilities Authority (CommonSpirit Health), Series 2019 A-2, Ref. RB	5.00%	08/01/2039	120	126,922
Colorado (State of) Health Facilities Authority (CommonSpirit Health), Series 2019 A-2, Ref. RB	5.00%	08/01/2044	320	333,464
Colorado (State of) Health Facilities Authority (CommonSpirit Health), Series 2024 A, Ref. RB	5.00%	12/01/2029	95	103,603
Colorado (State of) Health Facilities Authority (Sanford Health), Series 2019 A, Ref. RB	5.00%	11/01/2031	50	54,327
Colorado (State of) Health Facilities Authority (Sanford Health), Series 2019 A, Ref. RB	5.00%	11/01/2032	175	190,190
Colorado (State of) Health Facilities Authority (Sanford Health), Series 2019 A, Ref. RB	5.00%	11/01/2033	200	217,227
Colorado (State of) Health Facilities Authority (Sanford Health), Series 2019 A, Ref. RB	5.00%	11/01/2034	190	206,161
Colorado (State of) Health Facilities Authority (Sanford Health), Series 2019 A, Ref. RB	5.00%	11/01/2039	80	85,986
Colorado (State of) Health Facilities Authority (SCL Health System), Series 2019 A, Ref. RB	5.00%	01/01/2029	200	217,131
Colorado (State of) Regional Transportation District (Fastracks), Series 2013 A, Ref. RB	5.00%	11/01/2029	230	254,951
Colorado (State of) Regional Transportation District (Green Bonds), Series 2021, Ref. RB	5.00%	11/01/2029	10	11,085
Colorado Springs (City of), CO, Series 2019 A, Ref. RB	5.00%	11/15/2029	155	171,859
Denver (City & County of), CO, Series 2020 B, Ref. GO Bonds	5.00%	08/01/2029	260	287,514
Denver (City & County of), CO, Series 2023 A, Ref. RB	5.00%	11/15/2029	5	5,505
Denver (City & County of), CO (Wellington E. Webb Municipal Office Building), Series 2023, Ref. COP	5.00%	12/01/2029	50	55,261
Jefferson County School District R-1, Series 2018, GO Bonds	5.00%	12/15/2029	110	119,525
Pueblo City Schools, Series 2020, GO Bonds	5.00%	12/15/2039	40	43,183
University of Colorado Hospital Authority, Series 2024 A, Ref. RB	5.00%	11/15/2029	20	22,019
Weld County School District No. 6 Greeley, Series 2020, GO Bonds	5.00%	12/01/2044	275	294,266
				4,881,326
Connecticut-1.74%
Connecticut (State of), Series 2015 F, GO Bonds	3.25%	11/15/2029	200	200,389
Connecticut (State of), Series 2018 E, GO Bonds	5.00%	09/15/2029	35	37,855
Connecticut (State of), Series 2019 A, GO Bonds	5.00%	04/15/2029	165	180,602
Connecticut (State of), Series 2019 A, GO Bonds	5.00%	04/15/2032	765	832,171
Connecticut (State of), Series 2019 A, GO Bonds	5.00%	04/15/2034	40	43,260
Connecticut (State of), Series 2019 A, GO Bonds	5.00%	04/15/2035	150	161,769
Connecticut (State of), Series 2019 A, GO Bonds	5.00%	04/15/2036	45	48,402
Connecticut (State of), Series 2019 A, GO Bonds	5.00%	04/15/2039	125	133,693
Connecticut (State of), Series 2019 B, Ref. GO Bonds	5.00%	02/15/2029	5	5,456
Connecticut (State of), Series 2020 A, GO Bonds	5.00%	01/15/2029	50	54,482
Connecticut (State of), Series 2020 A, RB	5.00%	05/01/2029	60	65,726
Connecticut (State of), Series 2020 C, GO Bonds	4.00%	06/01/2029	30	31,559
Connecticut (State of), Series 2021 A, GO Bonds	4.00%	01/15/2029	20	20,962
Connecticut (State of), Series 2021 A, RB	5.00%	05/01/2029	185	202,656
Connecticut (State of), Series 2021 D, RB	5.00%	11/01/2029	5	5,525
Connecticut (State of), Series 2022 A, GO Bonds	4.00%	01/15/2029	20	20,962
Connecticut (State of), Series 2022 B, Ref. RB	5.00%	07/01/2029	20	21,974
Connecticut (State of), Series 2022 E, GO Bonds	5.00%	11/15/2029	20	22,117
Connecticut (State of), Series 2023 B, Ref. RB	5.00%	07/01/2029	20	21,974
Connecticut (State of), Series 2024 C, Ref. GO Bonds	5.00%	03/01/2029	15	16,382
Connecticut (State of) (Green Bonds), Series 2019 A, RB	4.00%	02/01/2038	15	15,451
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2029 Municipal Bond ETF (BSMT)—(continued)
November 30, 2024
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Connecticut-(continued)
Connecticut (State of) (Transportation Infrastructure), Series 2022 A, RB	5.00%	07/01/2029	$50	$54,934
Connecticut (State of) Health & Educational Facilities Authority, Series 1997, RB	5.00%	07/01/2029	90	99,659
Connecticut (State of) Health & Educational Facilities Authority (Yale University), Series 2017 B-1, Ref. RB	5.00%	07/01/2029	150	166,098
Hartford (City of), CT, Series 2023, Ref. RB	5.00%	04/01/2029	100	109,594
				2,573,652
Delaware-0.36%
Delaware (State of), Series 2020 A, GO Bonds	5.00%	01/01/2029	15	16,406
Delaware (State of), Series 2021, Ref. GO Bonds	5.00%	02/01/2029	15	16,432
Delaware (State of), Series 2022, Ref. GO Bonds	5.00%	03/01/2029	90	98,749
Delaware (State of), Series 2023 A, GO Bonds	5.00%	05/01/2029	145	159,600
Delaware (State of) Health Facilities Authority (Christiana Health Care Systems), Series 2020, Ref. RB	5.00%	10/01/2045	125	132,164
Delaware (State of) Transportation Authority, Series 2020, Ref. RB	5.00%	07/01/2029	95	104,979
				528,330
District of Columbia-2.78%
District of Columbia, Series 2019 A, GO Bonds	5.00%	10/15/2029	75	82,101
District of Columbia, Series 2019 A, GO Bonds	5.00%	10/15/2030	495	542,330
District of Columbia, Series 2019 A, GO Bonds	5.00%	10/15/2031	120	130,862
District of Columbia, Series 2019 A, GO Bonds	5.00%	10/15/2032	20	21,746
District of Columbia, Series 2019 A, GO Bonds	5.00%	10/15/2033	85	92,151
District of Columbia, Series 2019 A, GO Bonds	5.00%	10/15/2034	25	27,067
District of Columbia, Series 2019 A, GO Bonds	5.00%	10/15/2035	95	102,598
District of Columbia, Series 2019 A, GO Bonds	5.00%	10/15/2037	40	42,976
District of Columbia, Series 2019 A, GO Bonds	5.00%	10/15/2038	15	16,091
District of Columbia, Series 2019 A, GO Bonds	4.00%	10/15/2040	150	151,227
District of Columbia, Series 2019 A, GO Bonds	5.00%	10/15/2044	135	142,994
District of Columbia, Series 2019 A, RB	5.00%	03/01/2029	55	60,277
District of Columbia, Series 2019 A, RB	5.00%	03/01/2031	50	55,009
District of Columbia, Series 2019 A, RB	5.00%	03/01/2032	50	54,798
District of Columbia, Series 2019 A, RB	5.00%	03/01/2033	10	10,917
District of Columbia, Series 2019 A, RB	5.00%	03/01/2034	260	283,439
District of Columbia, Series 2019 A, RB	5.00%	03/01/2035	165	179,465
District of Columbia, Series 2019 A, RB	5.00%	03/01/2036	20	21,684
District of Columbia, Series 2019 A, RB	4.00%	03/01/2037	20	20,488
District of Columbia, Series 2019 A, RB	4.00%	03/01/2040	220	222,062
District of Columbia, Series 2019 C, Ref. RB	3.00%	10/01/2029	30	30,093
District of Columbia, Series 2019 C, Ref. RB	5.00%	10/01/2031	100	110,001
District of Columbia, Series 2019 C, Ref. RB	5.00%	10/01/2032	100	109,602
District of Columbia, Series 2019 C, Ref. RB	5.00%	10/01/2033	225	245,808
District of Columbia, Series 2019 C, Ref. RB	5.00%	10/01/2034	145	158,181
District of Columbia, Series 2020 A, RB	5.00%	03/01/2029	155	169,872
District of Columbia, Series 2020 B, Ref. RB	5.00%	10/01/2029	10	11,078
District of Columbia, Series 2020, RB	5.00%	12/01/2029	100	110,521
District of Columbia, Series 2020, RB	5.00%	12/01/2031	15	16,433
District of Columbia, Series 2020, RB	5.00%	12/01/2032	70	76,432
District of Columbia, Series 2020, RB	5.00%	12/01/2033	10	10,874
District of Columbia, Series 2020, RB	5.00%	12/01/2034	60	65,030
District of Columbia, Series 2021 E, Ref. GO Bonds	5.00%	02/01/2029	40	43,786
District of Columbia, Series 2022 C, Ref. RB	5.00%	12/01/2029	75	83,335
District of Columbia, Series 2023 A, GO Bonds	5.00%	01/01/2029	60	65,600
District of Columbia, Series 2023 B, Ref. GO Bonds	5.00%	06/01/2029	165	181,681
District of Columbia, Series 2024 C, Ref. GO Bonds	5.00%	12/01/2029	5	5,556
Metropolitan Washington Airports Authority, Series 2019, Ref. RB	4.00%	10/01/2037	135	136,057
Metropolitan Washington Airports Authority (Dulles Metrorail and Capital Improvement), Series 2019, Ref. RB	4.00%	10/01/2035	5	5,068
Washington Metropolitan Area Transit Authority, Series 2020 A, RB	5.00%	07/15/2029	165	181,556
Washington Metropolitan Area Transit Authority (Green Bonds), Series 2021 A, RB	5.00%	07/15/2029	40	44,013
				4,120,859
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2029 Municipal Bond ETF (BSMT)—(continued)
November 30, 2024
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Florida-3.49%
Alachua (County of), FL Health Facilities Authority (Shands Teaching Hospital & Clinics, Inc.), Series 2019, RB	3.00%	12/01/2046	$15	$12,031
Broward (County of), FL, Series 2019 A, RB	5.00%	10/01/2038	205	221,668
Broward (County of), FL, Series 2019 A, RB	5.00%	10/01/2039	60	64,736
Broward (County of), FL, Series 2019 A, RB	5.00%	10/01/2040	115	123,851
Broward (County of), FL, Series 2019 A, RB	4.00%	10/01/2042	70	70,958
Broward (County of), FL School Board, Series 2019 B, Ref. COP	5.00%	07/01/2029	175	191,321
Central Florida Expressway Authority, Series 2019 A, RB	5.00%	07/01/2044	50	52,869
Central Florida Expressway Authority, Series 2019 B, RB	5.00%	07/01/2037	70	75,123
Central Florida Expressway Authority, Series 2019 B, RB	5.00%	07/01/2038	90	96,523
Central Florida Expressway Authority, Series 2019 B, RB	5.00%	07/01/2049	30	31,555
Central Florida Expressway Authority, Series 2021, Ref. RB, (INS - AGM)(b)	5.00%	07/01/2029	400	438,930
Duval County (County of), FL School Board, Series 2022 A, COP, (INS - AGM)(b)	5.00%	07/01/2029	85	92,584
Florida (State of), Series 2021 B, Ref. GO Bonds	5.00%	06/01/2029	110	121,071
Florida (State of), Series 2024 A, Ref. GO Bonds	5.00%	06/01/2029	145	159,594
Florida (State of) (Right-of-Way Acquisition), Series 2021 A, Ref. GO Bonds	5.00%	07/01/2029	135	148,934
Florida (State of) Department of Management Services, Series 2018 A, Ref. COP	5.00%	11/01/2029	15	16,504
Florida (State of) Department of Transportation, Series 2020 A, Ref. RB	5.00%	07/01/2029	140	154,069
Florida (State of) Higher Educational Facilities Financial Authority (Ringling College), Series 2019, RB	5.00%	03/01/2049	170	171,639
Florida (State of) Higher Educational Facilities Financial Authority (St. Leo Univeristy), Series 2019, Ref. RB	5.00%	03/01/2039	100	79,600
Florida (State of) Municipal Power Agency, Series 2018 A, Ref. RB	3.00%	10/01/2029	80	79,346
Gainesville (City of), FL, Series 2019 A, RB	5.00%	10/01/2044	105	111,830
Gainesville (City of), FL, Series 2019 A, RB	5.00%	10/01/2047	100	105,846
Hillsborough (County of), FL Industrial Development Authority (Baycare Health System), Series 2024 C, Ref. RB	5.00%	11/15/2029	665	729,877
Jacksonville (City of), FL (Brooks Rehabilitation), Series 2020, Ref. RB	5.00%	11/01/2050	150	155,331
JEA Electric System, Series 2024 A, Ref. RB, (INS - AGC)(b)	5.00%	10/01/2029	60	66,237
Lee (County of), FL Industrial Development Authority, Series 2019 A-1, Ref. RB	5.00%	04/01/2029	40	43,292
Lee (County of), FL Industrial Development Authority, Series 2019 A-1, Ref. RB	5.00%	04/01/2033	5	5,318
Lee (County of), FL Industrial Development Authority, Series 2019 A-1, Ref. RB	5.00%	04/01/2034	5	5,310
Lee (County of), FL Industrial Development Authority, Series 2019 A-1, Ref. RB	5.00%	04/01/2036	125	132,319
Lee (County of), FL Industrial Development Authority, Series 2019 A-1, Ref. RB	5.00%	04/01/2037	40	42,238
Lee (County of), FL Industrial Development Authority, Series 2019 A-1, Ref. RB	5.00%	04/01/2044	150	155,537
Miami Beach (City of), FL, Series 2019, Ref. GO Bonds	4.00%	05/01/2044	25	25,016
Miami-Dade (County of), FL, Series 2009 A, Ref. RB, (INS - AGC)(b)	6.88%	10/01/2034	15	17,584
Miami-Dade (County of), FL, Series 2019 B, RB	4.00%	10/01/2044	195	195,706
Miami-Dade (County of), FL, Series 2019 B, RB	5.00%	10/01/2044	15	15,962
Miami-Dade (County of), FL Educational Facilities Authority (University of Miami), Series 2007 B, Ref. RB, (INS - AMBAC)(b)	5.25%	04/01/2029	5	5,488
Miami-Dade (County of), FL Transit System, Series 2019, Ref. RB	4.00%	07/01/2039	85	86,796
Orange (County of), FL Convention Center, Series 2017, Ref. RB	5.00%	10/01/2029	100	109,635
Orange (County of), FL Health Facilities Authority (Orlando Health Obligated Group), Series 2019 A, RB	5.00%	10/01/2047	75	78,751
Orange (County of), FL School Board, Series 2017 C, Ref. COP	5.00%	08/01/2029	10	10,925
Palm Beach County School District, Series 2018 C, Ref. COP	5.00%	08/01/2029	150	160,959
Polk County School District, Series 2019, RB	5.00%	10/01/2033	185	200,792
Tampa Bay (City of), FL Water, Series 2001 A, Ref. RB(a)	6.00%	10/01/2029	165	186,132
Volusia (County of), FL Educational Facility Authority (Embry–Riddle Aeronautical University), Series 2020, Ref. RB	5.00%	10/15/2049	125	130,573
				5,180,360
Georgia-2.49%
Atlanta (City of), GA, Series 2004, RB, (INS - AGM)(b)	5.75%	11/01/2029	65	74,092
Atlanta (City of), GA, Series 2019 C, RB	5.00%	07/01/2035	120	129,854
Atlanta (City of), GA, Series 2019 C, RB	5.00%	07/01/2036	95	102,591
Atlanta (City of), GA, Series 2019 C, RB	5.00%	07/01/2037	15	16,164
Atlanta (City of), GA (Department of Aviation), Series 2019 C, RB	5.00%	07/01/2038	20	21,506
Atlanta (City of), GA (Social Bonds), Series 2022 A-1, GO Bonds	5.00%	12/01/2029	50	55,507
Atlanta (City of), GA Department of Aviation, Series 2020 A, Ref. RB	5.00%	07/01/2029	155	170,085
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2029 Municipal Bond ETF (BSMT)—(continued)
November 30, 2024
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Georgia-(continued)
Brookhaven (City of), GA Development Authority (Children’s Healthcare of Atlanta, Inc.), Series 2019 A, RB	3.00%	07/01/2046	$50	$42,164
Columbia County Public Facilities Authority, Series 2024, RB	5.00%	04/01/2029	125	137,423
DeKalb (County of), GA, Series 2022, Ref. RB	5.00%	10/01/2029	30	33,176
Fayette County Public Facilities Authority, Series 2024, RB	5.00%	07/01/2029	70	77,257
Fulton (County of), GA Development Authority (Georgia Institute of Technology), Series 2019, RB	5.00%	06/15/2044	150	158,407
Georgia (State of), Series 2018 A, GO Bonds	5.00%	07/01/2029	100	108,171
Georgia (State of), Series 2019 A, GO Bonds	5.00%	07/01/2031	45	49,348
Georgia (State of), Series 2022 A, GO Bonds	5.00%	07/01/2029	55	60,752
Georgia (State of), Series 2022 C, Ref. GO Bonds	4.00%	07/01/2029	70	74,190
Georgia (State of), Series 2023 C, Ref. GO Bonds	4.00%	01/01/2029	45	47,432
Georgia (State of) (Bidding Group 1), Series 2020 A, GO Bonds	5.00%	08/01/2029	210	232,320
Georgia (State of) (Bidding Group 1), Series 2021 A, Ref. GO Bonds	5.00%	07/01/2029	105	115,981
Georgia (State of) (Tranche 1), Series 2019 A, GO Bonds	5.00%	07/01/2029	125	138,073
Georgia (State of) (Tranche 2), Series 2019 A, GO Bonds	5.00%	07/01/2032	50	54,726
Georgia (State of) Ports Authority, Series 2022, RB	5.00%	07/01/2029	130	143,241
Georgia (State of) Road & Tollway Authority (Garvee), Series 2020, RB	5.00%	06/01/2029	140	153,903
Gwinnett (County of), GA Water & Sewerage Authority, Series 2019, Ref. RB	5.00%	08/01/2029	60	66,349
Gwinnett County School District, Series 2019, GO Bonds	5.00%	02/01/2038	15	16,137
Gwinnett County School District, Series 2019, GO Bonds	5.00%	02/01/2041	195	208,066
Henry County School District, Series 2021, GO Bonds	4.00%	08/01/2029	150	158,375
Main Street Natural Gas, Inc., Series 2019 A, RB	5.00%	05/15/2043	100	103,874
Private Colleges & Universities Authority (Emory University), Series 2019 A, Ref. RB	5.00%	09/01/2029	175	192,992
Private Colleges & Universities Authority (Emory University), Series 2019 A, Ref. RB	5.00%	09/01/2037	30	32,555
Private Colleges & Universities Authority (Emory University), Series 2022 A, Ref. RB	5.00%	09/01/2029	200	220,563
Private Colleges & Universities Authority (Emory University) (Green Bonds), Series 2019, Ref. RB	5.00%	09/01/2048	250	265,264
Rockdale (County of), GA Development Authority (Piedmont Healthcare, Inc.), Series 2019 A, RB	5.00%	07/01/2049	5	5,212
Savannah (City of), GA Hospital Authority (St. Josephs Candler Health System), Series 2019 A, Ref. RB	4.00%	07/01/2039	225	225,513
				3,691,263
Hawaii-0.93%
Hawaii (State of), Series 2018 FT, GO Bonds	5.00%	01/01/2029	55	58,687
Hawaii (State of), Series 2019 FW, GO Bonds	5.00%	01/01/2029	45	49,127
Hawaii (State of), Series 2019 FW, GO Bonds	5.00%	01/01/2031	150	162,781
Hawaii (State of), Series 2019 FW, GO Bonds	5.00%	01/01/2032	10	10,833
Hawaii (State of), Series 2019 FW, GO Bonds	5.00%	01/01/2033	20	21,638
Hawaii (State of), Series 2019 FW, GO Bonds	5.00%	01/01/2034	70	75,638
Hawaii (State of), Series 2019 FW, GO Bonds	5.00%	01/01/2035	90	97,085
Hawaii (State of), Series 2019 FW, GO Bonds	5.00%	01/01/2036	35	37,738
Hawaii (State of), Series 2019 FW, GO Bonds	5.00%	01/01/2038	180	193,343
Hawaii (State of), Series 2019 FW, GO Bonds	5.00%	01/01/2039	50	53,549
Honolulu (City & County of), HI, Series 2019 A, RB	5.00%	07/01/2044	25	26,563
Honolulu (City & County of), HI, Series 2019 B, Ref. RB	5.00%	07/01/2036	170	183,961
Honolulu (City & County of), HI, Series 2022 A, Ref. GO Bonds	5.00%	11/01/2029	310	343,178
Honolulu (City & County of), HI (Honolulu Rail Transit), Series 2019 A, GO Bonds	5.00%	09/01/2029	25	27,020
Honolulu (City & County of), HI (Honolulu Rail Transit), Series 2021, GO Bonds	5.00%	03/01/2029	25	27,346
Honolulu (City & County of), HI (Honolulu Rail Transit), Series 2023, Ref. GO Bonds	5.00%	03/01/2029	15	16,407
				1,384,894
Idaho-0.22%
Idaho (State of) Housing & Finance Association, Series 2019, Ref. RB	5.00%	07/15/2033	75	81,300
Idaho (State of) Housing & Finance Association, Series 2019, Ref. RB	5.00%	07/15/2034	15	16,240
Idaho (State of) Housing & Finance Association, Series 2019, Ref. RB	5.00%	07/15/2035	95	102,571
Idaho (State of) Housing & Finance Association, Series 2019, Ref. RB	5.00%	07/15/2037	5	5,379
Idaho (State of) Housing & Finance Association (Garvee), Series 2021 A, Ref. RB	5.00%	07/15/2029	115	126,224
				331,714
Illinois-5.50%
Chicago (City of), IL, Series 2019 A, GO Bonds	5.50%	01/01/2035	100	105,979
Chicago (City of), IL, Series 2019 A, GO Bonds	5.00%	01/01/2044	860	874,450
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2029 Municipal Bond ETF (BSMT)—(continued)
November 30, 2024
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Illinois-(continued)
Chicago (City of), IL, Series 2021 B, Ref. GO Bonds	4.00%	01/01/2029	$307	$313,318
Chicago (City of), IL (O’Hare International Airport), Series 2018 B, RB	5.00%	01/01/2036	20	21,287
Chicago (City of), IL (O’Hare International Airport), Series 2018 B, RB	5.00%	01/01/2037	30	31,874
Chicago (City of), IL (O’Hare International Airport), Series 2018 B, RB	5.00%	01/01/2039	10	10,566
Chicago (City of), IL (O’Hare International Airport), Series 2018 B, RB	4.00%	01/01/2044	340	337,256
Chicago (City of), IL (O’Hare International Airport), Series 2018 B, RB	5.00%	01/01/2048	365	379,350
Chicago (City of), IL (O’Hare International Airport), Series 2018 B, RB	5.00%	01/01/2053	140	145,015
Chicago (City of), IL Metropolitan Water Reclamation District (Green Bonds), Series 2021 A, GO Bonds	5.00%	12/01/2029	30	32,994
Chicago (City of), IL Midway International Airport, Series 2023 B, Ref. RB, (INS - BAM)(b)	5.00%	01/01/2029	15	16,273
Chicago (City of), IL Transit Authority, Series 2020 A, Ref. RB	5.00%	12/01/2045	80	84,032
Chicago (City of), IL Transit Authority (FTA Section 5307 Urbanized Area Formula Funds), Series 2021, Ref. RB	5.00%	06/01/2029	200	214,679
Cook (County of), IL, Series 2022 A, Ref. GO Bonds	5.00%	11/15/2029	230	251,994
Cook Kane Lake & McHenry Counties Community College District No. 512, Series 2020, GO Bonds	4.00%	12/15/2029	20	20,687
Illinois (State of), Series 2016, GO Bonds	3.50%	06/01/2029	5	5,012
Illinois (State of), Series 2018 A, GO Bonds	5.00%	05/01/2029	50	52,950
Illinois (State of), Series 2021 A, GO Bonds	5.00%	12/01/2029	60	65,148
Illinois (State of), Series 2022 B, GO Bonds	5.00%	10/01/2029	45	48,731
Illinois (State of), Series 2022 B, Ref. GO Bonds	5.00%	03/01/2029	15	16,115
Illinois (State of), Series 2023 B, GO Bonds	5.00%	05/01/2029	35	37,675
Illinois (State of), Series 2023 B, GO Bonds	5.00%	12/01/2029	130	141,155
Illinois (State of), Series 2023 D, Ref. GO Bonds	5.00%	07/01/2029	130	140,309
Illinois (State of), Series 2024, Ref. GO Bonds	5.00%	02/01/2029	35	37,552
Illinois (State of) (Rebuild Illinois Program), Series 2019 B, GO Bonds	5.00%	11/01/2031	175	188,265
Illinois (State of) (Rebuild Illinois Program), Series 2019 B, GO Bonds	4.00%	11/01/2033	30	30,389
Illinois (State of) (Rebuild Illinois Program), Series 2019 B, GO Bonds	4.00%	11/01/2034	25	25,229
Illinois (State of) (Rebuild Illinois Program), Series 2019 B, GO Bonds	4.00%	11/01/2035	50	50,324
Illinois (State of) (Rebuild Illinois Program), Series 2019 B, GO Bonds	4.00%	11/01/2036	80	80,309
Illinois (State of) Finance Authority (Clean Water Initiative), Series 2019, RB	5.00%	07/01/2033	250	271,121
Illinois (State of) Finance Authority (Clean Water Initiative), Series 2019, RB	5.00%	07/01/2034	155	167,933
Illinois (State of) Finance Authority (Clean Water Initiative), Series 2019, RB	5.00%	07/01/2036	500	541,063
Illinois (State of) Finance Authority (Green Bonds), Series 2019, RB	5.00%	07/01/2037	265	287,092
Illinois (State of) Finance Authority (State Clean Water) (Green Bonds), Series 2019, RB	4.00%	07/01/2038	180	181,830
Illinois (State of) Finance Authority (University of Illinois at Urbana), Series 2019, RB	5.00%	10/01/2049	105	109,337
Illinois (State of) Metropolitan Pier & Exposition Authority (McCormick Place Expansion), Series 2020, Ref. RB	5.00%	06/15/2050	540	559,845
Illinois (State of) Regional Transportation Authority, Series 2004 A, RB, (INS - AGM)(b)	5.75%	06/01/2029	75	82,313
Illinois (State of) Toll Highway Authority, Series 2019 A, RB	5.00%	01/01/2040	80	85,963
Illinois (State of) Toll Highway Authority, Series 2019 A, RB	5.00%	01/01/2041	60	64,487
Illinois (State of) Toll Highway Authority, Series 2019 A, RB	5.00%	01/01/2044	725	772,707
Illinois (State of) Toll Highway Authority, Series 2019 A, Ref. RB	5.00%	01/01/2031	25	27,120
Illinois (State of) Toll Highway Authority, Series 2019, Ref. RB	5.00%	01/01/2029	50	54,424
Kendall Kane & Will Counties Community Unit School District No. 308, Series 2020 A, Ref. GO Bonds, (INS - AGM)(b)	5.00%	02/01/2029	145	155,815
Sales Tax Securitization Corp., Series 2017 A, Ref. RB	5.00%	01/01/2029	110	116,408
Sales Tax Securitization Corp., Series 2018 C, Ref. RB	5.00%	01/01/2029	65	70,177
Sales Tax Securitization Corp., Series 2018 C, Ref. RB	5.50%	01/01/2031	50	54,773
Sales Tax Securitization Corp., Series 2018 C, Ref. RB	5.00%	01/01/2043	115	120,300
Sales Tax Securitization Corp., Series 2018 C, Ref. RB	5.25%	01/01/2043	430	453,848
Sales Tax Securitization Corp., Series 2020 A, Ref. RB	5.00%	01/01/2029	75	80,973
Sales Tax Securitization Corp., Series 2021 A, Ref. RB	5.00%	01/01/2029	15	16,195
Will (County of), IL, Series 2019, GO Bonds	4.00%	11/15/2047	130	127,836
				8,160,477
Indiana-1.17%
Indiana (State of) Finance Authority, Series 2016 C, Ref. RB	5.00%	06/01/2029	390	429,427
Indiana (State of) Finance Authority (Citizens Wastewater of Westfield), Series 2019, Ref. RB	5.00%	10/01/2048	150	156,440
Indiana (State of) Finance Authority (CWA Authority), Series 2021-1, Ref. RB	5.00%	10/01/2029	80	88,240
Indiana (State of) Finance Authority (Green Bonds), Series 2017 C, Ref. RB	5.00%	02/01/2029	65	69,197
Indiana (State of) Finance Authority (Green Bonds), Series 2019 A, RB	5.00%	02/01/2033	105	113,401
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2029 Municipal Bond ETF (BSMT)—(continued)
November 30, 2024
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Indiana-(continued)
Indiana (State of) Finance Authority (Green Bonds), Series 2019 A, RB	5.00%	02/01/2034	$30	$32,360
Indiana (State of) Finance Authority (Green Bonds), Series 2019 A, RB	5.00%	02/01/2036	35	37,656
Indiana (State of) Finance Authority (Green Bonds), Series 2019 A, RB	5.00%	02/01/2037	25	26,879
Indiana (State of) Finance Authority (Green Bonds), Series 2019 A, RB	5.00%	02/01/2038	50	53,667
Indiana (State of) Finance Authority (Green Bonds), Series 2019 A, RB	5.00%	02/01/2039	65	69,528
Indianapolis Local Public Improvement Bond Bank, Series 2019 A, RB	5.00%	02/01/2036	330	352,912
Indianapolis Local Public Improvement Bond Bank (Courthouse and Jail), Series 2019 A, RB	5.00%	02/01/2037	10	10,683
Indianapolis Local Public Improvement Bond Bank (Courthouse and Jail), Series 2019 A, RB	5.00%	02/01/2049	150	157,140
Indianapolis Local Public Improvement Bond Bank (Courthouse and Jail), Series 2019 A, RB	5.00%	02/01/2054	130	135,735
				1,733,265
Iowa-0.79%
Iowa (State of), Series 2019 A, Ref. RB	5.00%	06/01/2029	215	236,447
Iowa (State of), Series 2019 A, Ref. RB	5.00%	06/01/2031	25	27,346
Iowa (State of), Series 2019 A, Ref. RB	5.00%	06/01/2032	135	147,031
Iowa (State of), Series 2019 A, Ref. RB	5.00%	06/01/2033	105	114,269
Iowa (State of), Series 2019 A, Ref. RB	5.00%	06/01/2034	25	27,121
Iowa (State of) Finance Authority (Iowa Fertilizer Co.), Series 2022, Ref. RB(a)(c)	5.00%	12/01/2032	180	208,115
Iowa (State of) Finance Authority (Unitypoint Health), Series 2018 B, Ref. RB	5.00%	02/15/2048	400	415,931
				1,176,260
Kansas-0.12%
Kansas (State of) Department of Transportation, Series 2024 A, Ref. RB	5.00%	09/01/2029	70	77,197
University of Kansas Hospital Authority (KS Health System), Series 2019 A, RB	5.00%	09/01/2048	100	103,239
				180,436
Kentucky-0.29%
Kentucky (Commonwealth of) Economic Development Finance Authority, Series 2019 A, Ref. RB	5.00%	08/01/2044	15	15,631
Kentucky (Commonwealth of) Economic Development Finance Authority (Commonspirit Health), Series 2019 A-2, Ref. RB	5.00%	08/01/2049	10	10,357
Kentucky (Commonwealth of) Property & Building Commission (No. 130), Series 2024 B, Ref. RB	5.00%	11/01/2029	190	209,047
Kentucky (Commonwealth of) Turnpike Authority (Revitalizaton), Series 2024 A, Ref. RB	5.00%	07/01/2029	40	43,984
Louisville (City of) & Jefferson (County of), KY Metropolitan Government (Norton Healthcare, Inc.), Series 2020 A, RB	5.00%	10/01/2038	150	158,193
				437,212
Louisiana-0.47%
East Baton Rouge (Parish of), LA Sewerage Commission, Series 2019 A, Ref. RB	4.00%	02/01/2040	15	15,115
Jefferson (Parish of), LA Sales Tax District, Series 2019 B, RB, (INS - AGM)(b)	4.00%	12/01/2036	125	128,572
Jefferson (Parish of), LA Sales Tax District, Series 2019 B, RB, (INS - AGM)(b)	4.00%	12/01/2037	40	40,984
Louisiana (State of), Series 2019 A, GO Bonds	5.00%	03/01/2033	60	64,789
Louisiana (State of), Series 2019 A, GO Bonds	5.00%	03/01/2034	5	5,383
Louisiana (State of), Series 2019 A, GO Bonds	5.00%	03/01/2036	190	203,251
Louisiana (State of), Series 2019 A, GO Bonds	5.00%	03/01/2037	5	5,352
Louisiana (State of), Series 2019 A, GO Bonds	5.00%	03/01/2038	5	5,328
Louisiana (State of), Series 2019 A, GO Bonds	5.00%	03/01/2039	10	10,659
Louisiana (State of), Series 2023 A, Ref. GO Bonds	5.00%	02/01/2029	45	49,092
Louisiana (State of) (Garvee), Series 2019 A, RB	5.00%	09/01/2029	100	107,860
Louisiana (State of) (Garvee), Series 2023, RB	5.00%	09/01/2029	50	55,117
Parish of East Baton Rouge Capital Improvements District, Series 2019, RB	4.00%	08/01/2044	5	5,029
				696,531
Maryland-2.14%
Anne Arundel (County of), MD, Series 2019, GO Bonds	5.00%	10/01/2048	100	106,168
Baltimore (City of), MD (Wastewater), Series 2019 A, RB	4.00%	07/01/2044	120	120,691
Baltimore (City of), MD (Wastewater), Series 2019 A, RB	5.00%	07/01/2049	10	10,476
Baltimore (County of), MD, Series 2019, GO Bonds	4.00%	03/01/2035	130	134,010
Baltimore (County of), MD, Series 2019, GO Bonds	4.00%	03/01/2037	10	10,216
Howard (County of), MD, Series 2017 D, Ref. GO Bonds	5.00%	02/15/2029	10	10,714
Maryland (State of), First Series 2019, GO Bonds	5.00%	03/15/2031	90	98,297
Maryland (State of), First Series 2019, GO Bonds	5.00%	03/15/2032	515	561,006
Maryland (State of), First Series 2019, GO Bonds	4.00%	03/15/2033	5	5,186
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2029 Municipal Bond ETF (BSMT)—(continued)
November 30, 2024
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Maryland-(continued)
Maryland (State of), Second Series 2018, GO Bonds	5.00%	08/01/2029	$105	$113,495
Maryland (State of), Series 2018 A, GO Bonds	5.00%	03/15/2029	45	48,292
Maryland (State of), Series 2022 C, Ref. GO Bonds	4.00%	03/01/2029	10	10,539
Maryland (State of), Series 2022 D, Ref. GO Bonds	4.00%	08/01/2029	105	111,146
Maryland (State of), Series 2022, GO Bonds	5.00%	06/01/2029	35	38,570
Maryland (State of) (Bidding Group 1), Second Series 2019 A, GO Bonds	5.00%	08/01/2029	5	5,527
Maryland (State of) (Bidding Group 1), Second Series 2021 A, GO Bonds	5.00%	08/01/2029	135	149,223
Maryland (State of) (Bidding Group 1), Series 2020 A, GO Bonds	5.00%	03/15/2029	30	32,928
Maryland (State of) (Bidding Group 1), Series 2020 A, GO Bonds	5.00%	08/01/2029	285	315,027
Maryland (State of) (Bidding Group 2), Second Series 2019 A, GO Bonds	5.00%	08/01/2031	95	104,404
Maryland (State of) Department of Transportation, Series 2020, RB	5.00%	10/01/2029	110	121,803
Maryland (State of) Department of Transportation, Series 2021 A, RB	5.00%	10/01/2029	85	94,121
Maryland (State of) Department of Transportation, Series 2022 B, Ref. RB	5.00%	12/01/2029	5	5,553
Maryland (State of) Health & Higher Educational Facilities Authority (Loyola University), Series 2019 A, Ref. RB	5.00%	10/01/2049	140	147,142
Maryland (State of) Transportation Authority, Series 2021 A, Ref. RB	5.00%	07/01/2029	80	88,039
Montgomery (County of), MD, Series 2018 A, GO Bonds	5.00%	11/01/2029	100	108,597
Montgomery (County of), MD, Series 2019 A, GO Bonds	5.00%	11/01/2029	100	111,043
Montgomery (County of), MD, Series 2020 A, GO Bonds	4.00%	08/01/2029	5	5,293
Montgomery (County of), MD, Series 2020 B, Ref. GO Bonds	4.00%	11/01/2029	20	21,225
Montgomery (County of), MD, Series 2021 A, Ref. GO Bonds	5.00%	08/01/2029	145	160,277
Prince George’s (County of), MD, Series 2017 A, GO Bonds	3.00%	09/15/2029	115	115,030
Prince George’s (County of), MD, Series 2018 A, GO Bonds	5.00%	07/15/2029	80	86,400
Prince George’s (County of), MD, Series 2019 A, GO Bonds	5.00%	07/15/2029	5	5,522
Prince George’s (County of), MD, Series 2019 A, GO Bonds	4.00%	07/15/2031	5	5,220
Prince George’s (County of), MD, Series 2019 A, GO Bonds	4.00%	07/15/2032	40	41,662
Prince George’s (County of), MD, Series 2020 A, GO Bonds	5.00%	07/15/2029	15	16,200
Prince George’s (County of), MD, Series 2020 B, Ref. GO Bonds	5.00%	09/15/2029	25	27,696
Prince George’s (County of), MD, Series 2022 A, GO Bonds	5.00%	07/01/2029	10	11,037
Washington (State of) Suburban Sanitary Commission, Series 2017, Ref. RB	3.00%	06/01/2029	20	20,013
				3,177,788
Massachusetts-3.96%
Massachusetts (Commonwealth of), Series 2018 B, GO Bonds	5.00%	01/01/2029	40	42,744
Massachusetts (Commonwealth of), Series 2018 B, Ref. GO Bonds	5.00%	07/01/2029	290	320,593
Massachusetts (Commonwealth of), Series 2018 C, Ref. GO Bonds	5.00%	09/01/2029	15	16,634
Massachusetts (Commonwealth of), Series 2019 A, GO Bonds	5.00%	01/01/2031	100	108,762
Massachusetts (Commonwealth of), Series 2019 A, GO Bonds	5.00%	01/01/2032	45	48,856
Massachusetts (Commonwealth of), Series 2019 A, GO Bonds	5.25%	01/01/2033	5	5,467
Massachusetts (Commonwealth of), Series 2019 A, GO Bonds	5.00%	01/01/2035	30	32,387
Massachusetts (Commonwealth of), Series 2019 A, GO Bonds	5.00%	01/01/2036	100	107,743
Massachusetts (Commonwealth of), Series 2019 A, GO Bonds	5.00%	01/01/2037	75	80,664
Massachusetts (Commonwealth of), Series 2019 A, GO Bonds	5.00%	01/01/2038	10	10,733
Massachusetts (Commonwealth of), Series 2019 A, GO Bonds	5.00%	01/01/2039	15	16,013
Massachusetts (Commonwealth of), Series 2019 A, GO Bonds	5.25%	01/01/2044	350	373,903
Massachusetts (Commonwealth of), Series 2019 C, GO Bonds	5.00%	05/01/2040	20	21,382
Massachusetts (Commonwealth of), Series 2019 C, GO Bonds	5.00%	05/01/2041	105	111,985
Massachusetts (Commonwealth of), Series 2019 C, GO Bonds	5.00%	05/01/2043	160	169,934
Massachusetts (Commonwealth of), Series 2019 C, GO Bonds	5.00%	05/01/2045	25	26,447
Massachusetts (Commonwealth of), Series 2019 C, Ref. GO Bonds	5.00%	05/01/2029	85	93,671
Massachusetts (Commonwealth of), Series 2019 G, GO Bonds	5.00%	09/01/2029	150	166,340
Massachusetts (Commonwealth of), Series 2020 A, GO Bonds	5.00%	03/01/2029	80	87,878
Massachusetts (Commonwealth of), Series 2020 D, GO Bonds	5.00%	07/01/2029	65	71,857
Massachusetts (Commonwealth of), Series 2020 E, GO Bonds	5.00%	11/01/2029	180	200,229
Massachusetts (Commonwealth of), Series 2021 A, Ref. GO Bonds	5.00%	09/01/2029	425	471,298
Massachusetts (Commonwealth of), Series 2021 C, GO Bonds	5.00%	09/01/2029	30	33,268
Massachusetts (Commonwealth of), Series 2022 A, GO Bonds	5.00%	02/01/2029	20	21,934
Massachusetts (Commonwealth of), Series 2022 A, Ref. GO Bonds	5.00%	10/01/2029	395	438,710
Massachusetts (Commonwealth of), Series 2023 A, GO Bonds	5.00%	05/01/2029	5	5,510
Massachusetts (Commonwealth of), Series 2024 A, Ref. GO Bonds	5.00%	03/01/2029	150	164,772
Massachusetts (Commonwealth of), Series 2024 B, GO Bonds	5.00%	05/01/2029	10	11,020
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2029 Municipal Bond ETF (BSMT)—(continued)
November 30, 2024
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Massachusetts-(continued)
Massachusetts (Commonwealth of) (Rail Enhancement & Accelerated Bridge Program), Series 2019 A, RB	5.00%	06/01/2049	$410	$430,773
Massachusetts (Commonwealth of) Bay Transportation Authority, Series 2005 A, RB	5.00%	07/01/2029	25	27,706
Massachusetts (Commonwealth of) Bay Transportation Authority, Series 2005 B, RB, (INS - NATL)(b)	5.50%	07/01/2029	25	28,244
Massachusetts (Commonwealth of) Bay Transportation Authority (Sustainability Bonds), Series 2021, Ref. RB	5.00%	07/01/2041	110	117,622
Massachusetts (Commonwealth of) Bay Transportation Authority (Sustainability Bonds), Series 2021, Ref. RB	5.00%	07/01/2042	120	128,040
Massachusetts (Commonwealth of) Development Finance Agency, Series 2019 A, Ref. RB	5.00%	07/01/2044	55	55,096
Massachusetts (Commonwealth of) Development Finance Agency (Atrius Health), Series 2019 A, Ref. RB(a)(c)	4.00%	06/01/2029	100	105,804
Massachusetts (Commonwealth of) Development Finance Agency (Boston Medical Center), Series 2020 A-2, Ref. RB	5.00%	07/01/2029	5	5,493
Massachusetts (Commonwealth of) Development Finance Agency (Harvard University), Series 2020 A, Ref. RB	5.00%	10/15/2029	45	50,256
Massachusetts (Commonwealth of) Port Authority, Series 2019 B, RB	5.00%	07/01/2044	25	26,562
Massachusetts (Commonwealth of) School Building Authority, Series 2019 A, RB	5.00%	02/15/2044	595	630,980
Massachusetts (Commonwealth of) Transportation Trust Fund, Series 2019 A, Ref. RB	5.00%	01/01/2031	65	70,827
Massachusetts (Commonwealth of) Transportation Trust Fund, Series 2019 A, Ref. RB	5.00%	01/01/2032	195	212,100
Massachusetts (Commonwealth of) Transportation Trust Fund, Series 2019 A, Ref. RB	5.00%	01/01/2034	130	140,470
Massachusetts (Commonwealth of) Transportation Trust Fund, Series 2019 A, Ref. RB	5.00%	01/01/2035	60	64,606
Massachusetts (Commonwealth of) Transportation Trust Fund, Series 2019 C, Ref. RB	5.00%	01/01/2033	5	5,420
Massachusetts (Commonwealth of) Transportation Trust Fund, Series 2019 C, Ref. RB	5.00%	01/01/2035	35	37,771
Massachusetts (Commonwealth of) Transportation Trust Fund (Contract Assistance), Series 2018 A, Ref. RB	5.00%	01/01/2029	90	98,473
Massachusetts (Commonwealth of) Water Resources Authority, Series 2007 B, Ref. RB, (INS - AGM)(b)	5.25%	08/01/2029	25	28,059
University of Massachusetts Building Authority, Series 2020 1, RB	5.00%	11/01/2033	5	5,488
University of Massachusetts Building Authority, Series 2020 1, RB	5.00%	11/01/2034	55	60,282
University of Massachusetts Building Authority, Series 2020 1, RB	5.00%	11/01/2050	265	281,058
				5,871,864
Michigan-1.85%
Detroit City School District, Series 2005 A, Ref. GO Bonds, (INS - AGM)(b)	5.25%	05/01/2029	100	110,271
Great Lakes Water Authority, Series 2018 B, Ref. RB	5.00%	07/01/2029	95	104,246
Great Lakes Water Authority, Series 2024 A, Ref. RB	5.00%	07/01/2029	25	27,433
Lansing (City of), MI Board of Water & Light, Series 2019 A, RB	5.00%	07/01/2044	285	302,568
Lansing (City of), MI Board of Water & Light, Series 2019 A, RB	5.00%	07/01/2048	145	152,853
Michigan (State of), Series 2020 B, RB	5.00%	11/15/2029	115	127,452
Michigan (State of), Series 2023, RB	5.00%	11/15/2029	105	116,369
Michigan (State of) Building Authority (Facilities Program), Series 2019, Ref. RB	5.00%	04/15/2036	375	407,239
Michigan (State of) Building Authority (Facilities Program), Series 2023 II, Ref. RB	5.00%	10/15/2029	25	27,582
Michigan (State of) Finance Authority, Series 2019 A, Ref. RB	5.00%	12/01/2041	190	202,379
Michigan (State of) Finance Authority (Beaumont Health Credit Group), Series 2022, Ref. RB	5.00%	04/15/2029	75	81,769
Michigan (State of) Finance Authority (CHE Trinity Health Credit Group), Series 2013 MI-4, Ref. RB	5.00%	12/01/2039	5	5,360
Michigan (State of) Finance Authority (Trinity Health Credit Group), Series 2013, Ref. RB	4.00%	12/01/2035	275	280,788
Michigan (State of) Finance Authority (Trinity Health Credit Group), Series 2013, Ref. RB	4.00%	12/01/2036	130	132,455
Michigan (State of) Finance Authority (Trinity Health Credit Group), Series 2013, Ref. RB	4.00%	12/01/2038	220	221,898
Michigan State University Board of Trustees, Series 2019 B, RB	5.00%	02/15/2048	385	402,609
Michigan State University Board of Trustees, Series 2023 A, Ref. RB	5.00%	08/15/2029	40	44,078
				2,747,349
Minnesota-1.23%
Metropolitan Council, Series 2021 C, GO Bonds	5.00%	12/01/2029	120	132,626
Minnesota (State of), Series 2018 A, GO Bonds	5.00%	08/01/2029	25	27,065
Minnesota (State of), Series 2019 A, GO Bonds	5.00%	08/01/2031	30	33,067
Minnesota (State of), Series 2019 A, GO Bonds	5.00%	08/01/2032	100	110,023
Minnesota (State of), Series 2019 A, GO Bonds	5.00%	08/01/2033	65	71,374
Minnesota (State of), Series 2019 A, GO Bonds	5.00%	08/01/2034	25	27,425
Minnesota (State of), Series 2019 A, GO Bonds	5.00%	08/01/2036	315	344,111
Minnesota (State of), Series 2019 A, GO Bonds	5.00%	08/01/2037	150	163,569
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2029 Municipal Bond ETF (BSMT)—(continued)
November 30, 2024
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Minnesota-(continued)
Minnesota (State of), Series 2019 A, GO Bonds	5.00%	08/01/2039	$35	$37,977
Minnesota (State of), Series 2020 A, GO Bonds	5.00%	08/01/2029	95	105,053
Minnesota (State of), Series 2021 A, GO Bonds	5.00%	09/01/2029	330	365,481
Minnesota (State of), Series 2021 B, GO Bonds	5.00%	09/01/2029	65	71,989
Minnesota (State of), Series 2022 A, Ref. RB	5.00%	03/01/2029	5	5,471
Minnesota (State of), Series 2024 D, Ref. GO Bonds	5.00%	08/01/2029	10	11,058
Rochester (City of), MN (Mayo Clinic), Series 2016 B, Ref. RB	5.00%	11/15/2029	80	88,349
St. Cloud (City of), MN (CentraCare Health System), Series 2019, Ref. RB	5.00%	05/01/2048	125	130,639
University of Minnesota, Series 2019 A, RB	5.00%	04/01/2044	90	95,610
				1,820,887
Mississippi-0.23%
Mississippi (State of), Series 2019 B, GO Bonds	5.00%	10/01/2033	250	273,101
Mississippi (State of), Series 2019 B, GO Bonds	4.00%	10/01/2036	25	25,600
Mississippi (State of), Series 2019 B, GO Bonds	4.00%	10/01/2037	30	30,620
Mississippi (State of) Development Bank (Desoto County Mississippi Highway Refunding), Series 2024 A, Ref. RB	5.00%	01/01/2029	10	10,852
				340,173
Missouri-0.54%
Curators of the University of Missouri (The), Series 2024, Ref. RB	5.00%	11/01/2029	20	22,141
Hazelwood School District, Series 2017 A, Ref. GO Bonds	3.00%	03/01/2029	35	35,044
Jackson County Reorganized School District No. 7, Series 2020, Ref. GO Bonds	4.00%	03/01/2031	85	88,710
Jackson County Reorganized School District No. 7, Series 2020, Ref. GO Bonds	4.00%	03/01/2038	15	15,341
Missouri (State of) Health & Educational Facilities Authority (Mercy Health), Series 2018 A, Ref. RB	5.00%	06/01/2029	105	113,128
Missouri (State of) Health & Educational Facilities Authority (SSM Health Care), Series 2022 A, RB	5.00%	06/01/2029	65	70,308
Missouri (State of) Highway & Transportation Commission, Series 2022 A, RB	5.00%	05/01/2029	50	54,881
Springfield School District No. R-12, Series 2017, Ref. GO Bonds	4.00%	03/01/2029	50	51,859
Springfield School District No. R-12, Series 2019, GO Bonds	5.00%	03/01/2036	300	323,642
Springfield School District No. R-12, Series 2019, GO Bonds	5.00%	03/01/2037	10	10,756
St. Louis (City of), MO, Series 2005, RB, (INS - NATL)(b)	5.50%	07/01/2029	10	11,137
				796,947
Nebraska-0.35%
Omaha (City of), NE Public Power District, Series 2018 A, RB	5.00%	02/01/2029	15	16,115
Omaha (City of), NE Public Power District, Series 2019 A, RB	5.00%	02/01/2031	40	43,516
Omaha (City of), NE Public Power District, Series 2019 A, RB	5.00%	02/01/2032	115	124,882
Omaha (City of), NE Public Power District, Series 2019 A, RB	5.00%	02/01/2033	310	335,965
				520,478
Nevada-1.26%
Clark (County of), NV, Series 2020 C, Ref. RB	5.00%	07/01/2029	130	142,829
Clark (County of), NV (Las Vegas McCarran International Airport), Series 2019, Ref. RB	5.00%	07/01/2029	55	60,303
Clark (County of), NV (Las Vegas McCarran International Airport), Series 2019, Ref. RB	5.00%	07/01/2031	105	114,342
Clark (County of), NV (Las Vegas McCarran International Airport), Series 2019, Ref. RB	5.00%	07/01/2032	100	108,689
Clark (County of), NV (Las Vegas McCarran International Airport), Series 2019, Ref. RB	5.00%	07/01/2033	35	37,982
Clark (County of), NV Department of Aviation, Series 2019 B, Ref. RB	5.00%	07/01/2029	95	104,160
Clark (County of), NV Department of Aviation, Series 2019 B, Ref. RB	5.00%	07/01/2031	105	114,342
Clark (County of), NV Department of Aviation, Series 2019 B, Ref. RB	5.00%	07/01/2032	60	65,213
Clark (County of), NV Department of Aviation, Series 2019 B, Ref. RB	5.00%	07/01/2034	5	5,417
Clark (County of), NV Department of Aviation, Series 2019 B, Ref. RB	5.00%	07/01/2035	130	140,560
Clark (County of), NV Department of Aviation, Series 2019 B, Ref. RB	5.00%	07/01/2041	30	31,948
Clark (County of), NV Department of Aviation, Series 2019 B, Ref. RB	5.00%	07/01/2042	10	10,622
Clark (County of), NV Department of Aviation, Series 2019 D, Ref. RB	5.00%	07/01/2031	25	27,224
Clark (County of), NV Department of Aviation, Series 2019 D, Ref. RB	5.00%	07/01/2032	235	255,419
Clark (County of), NV Department of Aviation, Series 2024 A, Ref. RB	5.00%	07/01/2029	35	38,375
Clark (County of), NV Department of Aviation, Series 2024 B, RN	5.00%	07/01/2029	210	229,964
Humboldt (County of), NV, Series 2016, Ref. RB	3.55%	10/01/2029	245	249,023
Las Vegas Valley Water District, Series 2021 C, GO Bonds	5.00%	06/01/2029	55	60,389
Washoe (County of), NV (Fuel Tax), Series 2018, Ref. RB	5.00%	02/01/2042	70	74,128
				1,870,929
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2029 Municipal Bond ETF (BSMT)—(continued)
November 30, 2024
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
New Jersey-2.91%
Cherry Hill Township School District, Series 2022, GO Bonds, (CEP - Oregon School Bond Guaranty)	4.00%	08/01/2038	$250	$257,911
Gloucester (County of), NJ Improvement Authority (The) (Rowan University), Series 2019, RB	5.00%	07/01/2044	25	26,574
New Jersey (State of), Series 2020 A, GO Bonds	5.00%	06/01/2029	445	488,005
New Jersey (State of), Series 2021, GO Bonds	2.00%	06/01/2029	250	230,371
New Jersey (State of) Economic Development Authority, Series 2005 N-1, Ref. RB, (INS - NATL)(b)	5.50%	09/01/2029	100	111,965
New Jersey (State of) Economic Development Authority, Series 2019 MMM, Ref. RB	5.00%	06/15/2033	250	271,722
New Jersey (State of) Economic Development Authority, Series 2019 MMM, Ref. RB	5.00%	06/15/2034	510	553,356
New Jersey (State of) Economic Development Authority, Series 2019, RB	5.00%	06/15/2039	30	32,132
New Jersey (State of) Economic Development Authority, Series 2019, RB	5.00%	06/15/2044	250	263,801
New Jersey (State of) Economic Development Authority, Series 2020, RB	5.00%	11/01/2031	35	38,071
New Jersey (State of) Economic Development Authority, Series 2020, RB	5.00%	11/01/2033	20	21,653
New Jersey (State of) Economic Development Authority, Series 2020, RB	5.00%	11/01/2034	20	21,583
New Jersey (State of) Economic Development Authority (Transit Transportation), Series 2020, RB	5.00%	11/01/2029	40	43,871
New Jersey (State of) Economic Development Authority (Transit Transportation), Series 2020, RB	5.00%	11/01/2032	40	43,447
New Jersey (State of) Economic Development Authority (Transit Transportation), Series 2020, RB	5.00%	11/01/2044	225	236,704
New Jersey (State of) Educational Facilities Authority, Series 2024, Ref. RB	5.00%	03/01/2029	15	16,515
New Jersey (State of) Health Care Facilities Financing Authority (AHS Hospital Corp.), Series 2024, Ref. RB	5.00%	07/01/2029	65	71,267
New Jersey (State of) Transportation Trust Fund Authority, Series 2018 A, Ref. RB	5.00%	12/15/2029	160	172,729
New Jersey (State of) Transportation Trust Fund Authority, Series 2019, Ref. RB	5.00%	12/15/2033	100	108,848
New Jersey (State of) Transportation Trust Fund Authority, Series 2019, Ref. RB	5.00%	12/15/2039	290	310,512
New Jersey (State of) Transportation Trust Fund Authority, Series 2021 A, Ref. RB	5.00%	06/15/2029	65	70,889
New Jersey (State of) Transportation Trust Fund Authority, Series 2023 AA, Ref. RB	5.00%	06/15/2029	75	81,801
New Jersey (State of) Turnpike Authority, Series 2005 A, Ref. RB, (INS - AGM)(b)	5.25%	01/01/2029	120	132,013
New Jersey (State of) Turnpike Authority, Series 2017 B, Ref. RB	5.00%	01/01/2029	10	10,686
New Jersey (State of) Turnpike Authority, Series 2017 E, Ref. RB	5.00%	01/01/2029	100	106,857
New Jersey (State of) Turnpike Authority, Series 2019 A, RB	5.00%	01/01/2048	555	584,739
South Jersey Transportation Authority, Series 2019 A, Ref. RB, (INS - AGM)(b)	5.00%	11/01/2029	10	10,840
				4,318,862
New Mexico-0.66%
Farmington (City of), NM (Four Corners), Series 2011, Ref. RB	1.80%	04/01/2029	20	18,251
New Mexico (State of), Series 2023, GO Bonds	5.00%	03/01/2029	10	10,938
New Mexico (State of) Finance Authority, Series 2018 A, Ref. RB	5.00%	06/15/2029	115	123,823
New Mexico (State of) Finance Authority, Series 2021 A, RB	5.00%	06/15/2029	200	219,566
New Mexico (State of) Hospital Equipment Loan Council (Presbyterian Healthcare), Series 2019 A, RB	5.00%	08/01/2044	310	326,773
New Mexico (State of) Severance Tax Permanent Fund, Series 2021 A, RB	5.00%	07/01/2029	190	208,063
New Mexico (State of) Severance Tax Permanent Fund, Series 2022 A, RB	5.00%	07/01/2029	15	16,440
New Mexico (State of) Severance Tax Permanent Fund, Series 2022 B, RB	5.00%	07/01/2029	45	49,319
				973,173
New York-16.64%
Battery Park (City of), NY Authority, Series 2019 B, Ref. RB	5.00%	11/01/2038	110	120,324
Battery Park (City of), NY Authority, Series 2019 B, Ref. RB	5.00%	11/01/2039	30	32,736
Battery Park (City of), NY Authority, Series 2019 B, Ref. RB	5.00%	11/01/2040	10	10,881
Battery Park (City of), NY Authority, Series 2023 B, Ref. RB	5.00%	11/01/2029	10	11,173
Battery Park (City of), NY Authority (Sustainability Bonds), Series 2019 A, RB	4.00%	11/01/2044	140	140,812
Long Island (City of), NY Power Authority, Series 2003 C, RB, (INS - AGC)(b)	5.25%	09/01/2029	170	187,048
Long Island (City of), NY Power Authority, Series 2018, RB	5.00%	09/01/2029	10	10,787
Long Island (City of), NY Power Authority, Series 2023 F, Ref. RB	5.00%	09/01/2029	20	22,122
Metropolitan Transportation Authority (Green Bonds), Series 2019 C, RB	5.00%	11/15/2038	80	85,425
Metropolitan Transportation Authority (Green Bonds), Series 2019 C, RB	5.00%	11/15/2040	250	265,343
Metropolitan Transportation Authority (Green Bonds), Series 2019 C, RB	5.00%	11/15/2042	150	158,143
Metropolitan Transportation Authority (Green Bonds), Series 2019 C, RB, (INS - BAM)(b)	5.00%	11/15/2043	10	10,532
Metropolitan Transportation Authority (Green Bonds), Series 2019 C, RB, (INS - BAM)(b)	5.00%	11/15/2044	100	105,042
Metropolitan Transportation Authority (Green Bonds), Series 2020 E, Ref. RB	5.00%	11/15/2029	20	21,912
Nassau (County of), NY Interim Finance Authority, Series 2024 A, RB	5.00%	11/15/2029	65	72,807
Nassau Health Care Corp., Series 2009, Ref. RB	5.00%	08/01/2029	15	16,560
New York & New Jersey (States of) Port Authority, Series 2019 217, RB	4.00%	11/01/2049	150	149,917
New York & New Jersey (States of) Port Authority, Series 2019, RB	4.00%	11/01/2038	5	5,109
New York & New Jersey (States of) Port Authority, Two Hundred Ninth Series 2018, Ref. RB	5.00%	07/15/2029	40	42,948
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2029 Municipal Bond ETF (BSMT)—(continued)
November 30, 2024
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-(continued)
New York & New Jersey (States of) Port Authority, Two Hundred Seventeenth Series 2019, RB	5.00%	11/01/2033	$25	$27,452
New York & New Jersey (States of) Port Authority, Two Hundred Seventeenth Series 2019, RB	5.00%	11/01/2034	15	16,405
New York & New Jersey (States of) Port Authority, Two Hundred Seventeenth Series 2019, RB	5.00%	11/01/2036	205	222,235
New York & New Jersey (States of) Port Authority, Two Hundred Seventeenth Series 2019, RB	4.00%	11/01/2039	20	20,354
New York & New Jersey (States of) Port Authority, Two Hundred Seventeenth Series 2019, RB	5.00%	11/01/2044	220	233,742
New York & New Jersey (States of) Port Authority, Two Hundred Thirteenth Series 2019, Ref. RB	5.00%	09/01/2031	250	275,815
New York & New Jersey (States of) Port Authority, Two Hundred Thirteenth Series 2019, Ref. RB	5.00%	09/01/2033	130	142,439
New York & New Jersey (States of) Port Authority, Two Hundred Thirteenth Series 2019, Ref. RB	5.00%	09/01/2035	20	21,747
New York & New Jersey (States of) Port Authority, Two Hundred Twelfth Series 2019, Ref. RB	5.00%	09/01/2032	35	38,489
New York & New Jersey (States of) Port Authority, Two Hundred Twelfth Series 2019, Ref. RB	5.00%	09/01/2035	40	43,494
New York & New Jersey (States of) Port Authority, Two Hundred Twelfth Series 2019, Ref. RB	4.00%	09/01/2037	25	25,643
New York & New Jersey (States of) Port Authority, Two Hundred Twelfth Series 2019, Ref. RB	4.00%	09/01/2039	150	152,591
New York (City of), NY, Series 2019 A-1, GO Bonds	4.00%	08/01/2037	370	378,351
New York (City of), NY, Series 2019 B-1, GO Bonds	5.00%	10/01/2031	1,165	1,277,642
New York (City of), NY, Series 2019 B-1, GO Bonds	5.00%	10/01/2032	5	5,473
New York (City of), NY, Series 2019 B-1, GO Bonds	5.00%	10/01/2033	40	43,715
New York (City of), NY, Series 2019 B-1, GO Bonds	5.00%	10/01/2034	170	185,694
New York (City of), NY, Series 2019 B-1, GO Bonds	4.00%	10/01/2037	10	10,229
New York (City of), NY, Series 2019 B-1, GO Bonds	4.00%	10/01/2040	5	5,043
New York (City of), NY, Series 2019 B-1, GO Bonds	5.00%	10/01/2043	30	31,955
New York (City of), NY, Series 2019 E, Ref. GO Bonds	5.00%	08/01/2029	30	32,691
New York (City of), NY, Series 2019 E, Ref. GO Bonds	5.00%	08/01/2030	75	81,494
New York (City of), NY, Series 2019 E, Ref. GO Bonds	5.00%	08/01/2031	65	70,489
New York (City of), NY, Series 2019 E, Ref. GO Bonds	5.00%	08/01/2032	30	32,477
New York (City of), NY, Series 2019 E, Ref. GO Bonds	5.00%	08/01/2033	110	118,914
New York (City of), NY, Series 2019 E, Ref. GO Bonds	5.00%	08/01/2034	215	232,334
New York (City of), NY, Series 2020 A-1, Ref. GO Bonds	5.00%	08/01/2029	55	60,617
New York (City of), NY, Series 2020 C, GO Bonds	5.00%	08/01/2029	30	33,064
New York (City of), NY, Series 2020 C-1, Ref. GO Bonds	5.00%	08/01/2029	70	77,149
New York (City of), NY, Series 2021-1, GO Bonds	5.00%	08/01/2029	65	71,638
New York (City of), NY, Series 2022 A-1, GO Bonds	5.00%	09/01/2029	50	55,188
New York (City of), NY, Series 2022 B-1, Ref. GO Bonds	5.00%	08/01/2029	20	22,042
New York (City of), NY, Series 2022 C, Ref. GO Bonds	5.00%	08/01/2029	25	27,553
New York (City of), NY, Series 2023 C, Ref. GO Bonds	5.00%	08/01/2029	10	11,021
New York (City of), NY, Series 2023 F-1, Ref. GO Bonds	5.00%	08/01/2029	15	16,532
New York (City of), NY, Subseries 2008 L-6, GO Bonds	5.00%	04/01/2031	205	223,104
New York (City of), NY, Subseries 2019 A-1, GO Bonds	5.00%	08/01/2035	365	396,393
New York (City of), NY, Subseries 2019 A-1, GO Bonds	4.00%	08/01/2038	100	101,819
New York (City of), NY, Subseries 2019 A-1, GO Bonds	5.00%	08/01/2039	235	252,657
New York (City of), NY, Subseries 2019 A-1, GO Bonds	5.00%	08/01/2041	20	21,391
New York (City of), NY, Subseries 2019 A-1, GO Bonds	5.00%	08/01/2043	335	356,138
New York (City of), NY, Subseries 2020 B-1, GO Bonds	5.00%	10/01/2036	60	65,171
New York (City of), NY Municipal Water Finance Authority, Series 2019 BB-1, RB	5.00%	06/15/2049	200	212,082
New York (City of), NY Municipal Water Finance Authority, Series 2019 CC, Ref. RB	5.00%	06/15/2029	95	105,021
New York (City of), NY Municipal Water Finance Authority, Series 2019 CC-1, RB	4.00%	06/15/2040	500	508,048
New York (City of), NY Municipal Water Finance Authority, Series 2019 CC-1, RB	5.00%	06/15/2044	105	112,208
New York (City of), NY Municipal Water Finance Authority, Series 2019 CC-1, RB	5.00%	06/15/2049	10	10,604
New York (City of), NY Municipal Water Finance Authority, Series 2020 AA, Ref. RB	5.00%	06/15/2032	95	104,493
New York (City of), NY Municipal Water Finance Authority, Series 2020 AA, Ref. RB	5.00%	06/15/2040	155	167,174
New York (City of), NY Municipal Water Finance Authority, Series 2020 AA-2, RB	5.00%	06/15/2029	50	55,274
New York (City of), NY Municipal Water Finance Authority, Series 2021 DD, Ref. RB	5.00%	06/15/2029	380	419,910
New York (City of), NY Municipal Water Finance Authority, Subseries 2019 EE, Ref. RB	4.00%	06/15/2040	200	202,925
New York (City of), NY Municipal Water Finance Authority, Subseries 2019 EE-2, Ref. RB	5.00%	06/15/2040	395	424,879
New York (City of), NY Municipal Water Finance Authority, Subseries 2019 FF-2, Ref. RB	5.00%	06/15/2033	35	38,143
New York (City of), NY Municipal Water Finance Authority, Subseries 2019 FF-2, Ref. RB	5.00%	06/15/2034	295	320,985
New York (City of), NY Municipal Water Finance Authority, Subseries 2019 FF-2, Ref. RB	5.00%	06/15/2035	125	135,763
New York (City of), NY Municipal Water Finance Authority, Subseries 2019 FF-2, Ref. RB	5.00%	06/15/2038	205	221,398
New York (City of), NY Municipal Water Finance Authority, Subseries 2019 FF-2, Ref. RB	4.00%	06/15/2041	20	20,225
New York (City of), NY Municipal Water Finance Authority, Subseries 2024 BB-2, Ref. RB	5.00%	06/15/2029	65	71,856
New York (City of), NY Transitional Finance Authority, Series 2002 1, Ref. RB	5.00%	11/01/2029	305	338,236
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2029 Municipal Bond ETF (BSMT)—(continued)
November 30, 2024
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-(continued)
New York (City of), NY Transitional Finance Authority, Series 2010, RB	5.00%	05/01/2029	$15	$16,484
New York (City of), NY Transitional Finance Authority, Series 2012 A-6, RB	5.00%	08/01/2029	10	11,040
New York (City of), NY Transitional Finance Authority, Series 2018 S-4A, Ref. RB	5.00%	07/15/2029	25	26,994
New York (City of), NY Transitional Finance Authority, Series 2019 B-1, RB	5.00%	11/01/2035	860	930,168
New York (City of), NY Transitional Finance Authority, Series 2019 B-1, RB	4.00%	11/01/2037	205	209,571
New York (City of), NY Transitional Finance Authority, Series 2019 C-1, RB	5.00%	11/01/2035	15	16,114
New York (City of), NY Transitional Finance Authority, Series 2019 C-1, RB	4.00%	11/01/2036	25	25,612
New York (City of), NY Transitional Finance Authority, Series 2019, RB	4.00%	11/01/2040	10	10,089
New York (City of), NY Transitional Finance Authority, Series 2020, Ref. RB	5.00%	08/01/2029	65	71,758
New York (City of), NY Transitional Finance Authority, Series 2020, Ref. RB	5.00%	11/01/2029	420	465,768
New York (City of), NY Transitional Finance Authority, Series 2021 A-1, Ref. RB	5.00%	11/01/2029	40	44,359
New York (City of), NY Transitional Finance Authority, Series 2021 F-1, Ref. RB	5.00%	11/01/2029	260	288,332
New York (City of), NY Transitional Finance Authority, Series 2022 A-1, RB	5.00%	08/01/2029	55	60,718
New York (City of), NY Transitional Finance Authority, Series 2022 B-1, Ref. RB	5.00%	11/01/2029	115	127,532
New York (City of), NY Transitional Finance Authority, Series 2022, Ref. RB	5.00%	11/01/2029	25	27,724
New York (City of), NY Transitional Finance Authority, Series 2023 E-1, Ref. RB	5.00%	11/01/2029	35	38,814
New York (City of), NY Transitional Finance Authority, Series 2023, RB	5.00%	05/01/2029	10	10,989
New York (City of), NY Transitional Finance Authority, Series 2024 G-1, RB	5.00%	05/01/2029	15	16,484
New York (City of), NY Transitional Finance Authority, Subseries 2018 S-3, Ref. RB	5.00%	07/15/2029	95	102,579
New York (City of), NY Transitional Finance Authority, Subseries 2019 A-2, RB	5.00%	05/01/2035	470	505,337
New York (City of), NY Transitional Finance Authority, Subseries 2019 A-2, RB	5.00%	05/01/2036	40	42,930
New York (City of), NY Transitional Finance Authority, Subseries 2019 A-2, RB	5.00%	05/01/2037	295	315,599
New York (City of), NY Transitional Finance Authority, Subseries 2019 A-2, RB	5.00%	05/01/2039	115	122,507
New York (City of), NY Transitional Finance Authority, Subseries 2019 A-2, RB	5.00%	05/01/2040	545	579,135
New York (City of), NY Transitional Finance Authority, Subseries 2019 B-1, RB	4.00%	11/01/2040	20	20,197
New York (City of), NY Transitional Finance Authority, Subseries 2020 A-3, RB	4.00%	05/01/2044	325	325,342
New York (City of), NY Transitional Finance Authority, Subseries 2021 S-1A, Ref. RB	5.00%	07/15/2029	25	27,520
New York (City of), NY Transitional Finance Authority, Subseries 2024 A-1, Ref. RB	5.00%	11/01/2029	45	49,904
New York (State of) Dormitory Authority, Series 2018 A, Ref. RB(a)(c)	5.00%	09/15/2028	10	10,882
New York (State of) Dormitory Authority, Series 2018 E, Ref. RB(a)(c)	5.00%	09/15/2028	5	5,445
New York (State of) Dormitory Authority, Series 2019 A, RB	5.00%	07/01/2033	55	60,080
New York (State of) Dormitory Authority, Series 2019 A, RB	5.00%	07/01/2035	105	114,298
New York (State of) Dormitory Authority, Series 2019 A, RB	5.00%	07/01/2036	35	38,030
New York (State of) Dormitory Authority, Series 2019 A, RB	5.00%	07/01/2037	10	10,850
New York (State of) Dormitory Authority, Series 2019 A, RB	5.00%	07/01/2039	40	43,259
New York (State of) Dormitory Authority, Series 2019 A, Ref. RB	5.00%	03/15/2032	350	379,350
New York (State of) Dormitory Authority, Series 2019 A, Ref. RB	5.00%	03/15/2033	80	86,469
New York (State of) Dormitory Authority, Series 2019 A, Ref. RB	5.00%	03/15/2035	325	350,114
New York (State of) Dormitory Authority, Series 2019 A, Ref. RB	5.00%	03/15/2036	5	5,374
New York (State of) Dormitory Authority, Series 2019 A, Ref. RB	5.00%	03/15/2037	225	241,306
New York (State of) Dormitory Authority, Series 2019 A, Ref. RB	5.00%	03/15/2038	115	123,207
New York (State of) Dormitory Authority, Series 2019 A, Ref. RB	5.00%	03/15/2041	490	521,559
New York (State of) Dormitory Authority, Series 2019 A, Ref. RB	5.00%	03/15/2042	50	53,157
New York (State of) Dormitory Authority, Series 2019 A, Ref. RB	5.00%	03/15/2043	100	106,180
New York (State of) Dormitory Authority, Series 2019 A, Ref. RB	5.00%	03/15/2044	300	318,179
New York (State of) Dormitory Authority, Series 2019 A, Ref. RB	5.00%	03/15/2045	30	31,756
New York (State of) Dormitory Authority, Series 2019 A, Ref. RB	5.00%	03/15/2046	35	36,980
New York (State of) Dormitory Authority, Series 2019, RB	4.00%	07/01/2032	210	220,161
New York (State of) Dormitory Authority, Series 2019, RB	5.00%	07/01/2036	45	48,696
New York (State of) Dormitory Authority, Series 2019, RB	4.00%	07/01/2037	45	46,301
New York (State of) Dormitory Authority, Series 2019, RB	4.00%	07/01/2038	55	56,398
New York (State of) Dormitory Authority, Series 2019, RB	5.00%	07/01/2039	360	386,943
New York (State of) Dormitory Authority, Series 2020 A, RB, (INS - AGM)(b)	5.00%	10/01/2029	25	26,900
New York (State of) Dormitory Authority, Series 2020 A, Ref. RB(a)	5.00%	03/15/2029	5	5,495
New York (State of) Dormitory Authority, Series 2021 A, RB, (INS - AGM)(b)	5.00%	10/01/2029	10	11,083
New York (State of) Dormitory Authority, Series 2021 A, RB, (INS - AGM)(b)	5.00%	10/01/2031	55	60,162
New York (State of) Dormitory Authority, Series 2021 A, RB, (INS - AGM)(b)	5.00%	10/01/2032	75	81,877
New York (State of) Dormitory Authority, Series 2021 A, RB, (INS - AGM)(b)	5.00%	10/01/2033	50	54,409
New York (State of) Dormitory Authority, Series 2021 A, Ref. RB(a)	5.00%	03/15/2029	80	87,913
New York (State of) Dormitory Authority, Series 2021 A, Ref. RB	5.00%	03/15/2029	145	159,461
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2029 Municipal Bond ETF (BSMT)—(continued)
November 30, 2024
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-(continued)
New York (State of) Dormitory Authority, Series 2021, RB	5.00%	03/15/2029	$15	$16,496
New York (State of) Dormitory Authority, Series 2022 A, Ref. RB(a)	5.00%	03/15/2029	40	43,956
New York (State of) Dormitory Authority, Series 2023 A, Ref. RB	5.00%	03/15/2029	30	32,992
New York (State of) Dormitory Authority, Series 2023 A-1, Ref. RB	5.00%	03/15/2029	25	27,568
New York (State of) Dormitory Authority, Series 2023, Ref. RB	5.00%	08/01/2029	15	16,601
New York (State of) Dormitory Authority (Bid Group 2), Series 2019 A, Ref. RB	5.00%	03/15/2031	385	418,217
New York (State of) Dormitory Authority (Bid Group 3), Series 2019 A, Ref. RB	5.00%	03/15/2040	330	351,843
New York (State of) Dormitory Authority (Bidding Group 2), Series 2019 A, Ref. RB	5.00%	03/15/2034	40	43,174
New York (State of) Dormitory Authority (Fordham University), Series 2020, RB	4.00%	07/01/2046	500	501,036
New York (State of) Dormitory Authority (Memorial Sloan Kettering Cancer), Series 2019, RB	5.00%	07/01/2035	50	54,204
New York (State of) Dormitory Authority (New York University), Series 2019 A, RB	5.00%	07/01/2029	35	38,613
New York (State of) Dormitory Authority (New York University), Series 2019 A, RB	5.00%	07/01/2032	60	65,644
New York (State of) Dormitory Authority (New York University), Series 2019 A, RB	5.00%	07/01/2034	30	32,731
New York (State of) Dormitory Authority (New York University), Series 2019 A, RB	5.00%	07/01/2038	15	16,256
New York (State of) Dormitory Authority (New York University), Series 2019 A, RB	5.00%	07/01/2042	15	16,107
New York (State of) Dormitory Authority (Rochester Institute of Technology), Series 2019 A, RB	5.00%	07/01/2049	190	199,112
New York (State of) Dormitory Authority (Rockefeller University), Series 2019 A, Ref. RB	5.00%	07/01/2035	505	549,943
New York (State of) Energy Research & Development Authority (New Yourk State Electric & Gas Corp.), Series 1994 D, Ref. RB	3.50%	10/01/2029	55	54,444
New York (State of) Power Authority (Green Transmission), Series 2023, RB, (INS - AGM)(b)	5.00%	11/15/2029	10	11,132
New York (State of) Thruway Authority, Series 2018 L, Ref. RB	5.00%	01/01/2029	15	16,051
New York (State of) Thruway Authority, Series 2019 B, RB	5.00%	01/01/2029	20	21,875
New York (State of) Thruway Authority, Series 2024 Q, Ref. RB	5.00%	01/01/2029	5	5,471
New York (State of) Thruway Authority (Bidding Group 1), Series 2022 A, Ref. RB	5.00%	03/15/2029	95	104,515
New York City Health and Hospitals Corp., Series 2021 A, Ref. RB	5.00%	02/15/2029	90	98,477
New York Liberty Development Corp. (Green Bonds) (4 World Trade Center), Series 2021 A, Ref. RB	1.45%	11/15/2029	220	192,676
New York State Environmental Facilities Corp. (2010 Master Financing Program) (Green Bonds), Series 2019, RB	5.00%	02/15/2049	10	10,589
New York State Environmental Facilities Corp. (NYC Municipal Water Finance Authority), Series 2019 B, Ref. RB	5.00%	06/15/2033	105	115,060
New York State Environmental Facilities Corp. (NYC Municipal Water Finance Authority), Series 2019 B, Ref. RB	5.00%	06/15/2034	45	49,224
New York State Environmental Facilities Corp. (NYC Municipal Water Finance Authority), Series 2019 B, Ref. RB	5.00%	06/15/2035	50	54,596
New York State Environmental Facilities Corp. (NYC Municipal Water Finance Authority), Series 2019 B, Ref. RB	5.00%	06/15/2036	55	59,944
New York State Environmental Facilities Corp. (NYC Municipal Water Finance Authority), Series 2019 B, Ref. RB	4.00%	06/15/2037	5	5,169
New York State Environmental Facilities Corp. (NYC Municipal Water Finance Authority), Series 2019 B, Ref. RB	5.00%	06/15/2044	70	74,525
New York State Environmental Facilities Corp. (NYC Municipal Water Finance Authority), Series 2023, Ref. RB	5.00%	06/15/2029	15	16,616
New York State Urban Development Corp., Series 2019 A, Ref. RB	5.00%	03/15/2035	80	87,113
New York State Urban Development Corp., Series 2019 A, Ref. RB	5.00%	03/15/2036	285	309,426
New York State Urban Development Corp., Series 2019 A, Ref. RB	5.00%	03/15/2038	125	135,289
New York State Urban Development Corp., Series 2019 A, Ref. RB	5.00%	03/15/2040	330	354,802
New York State Urban Development Corp., Series 2019 A, Ref. RB	5.00%	03/15/2041	15	16,091
New York State Urban Development Corp., Series 2020 A, RB(a)	5.00%	03/15/2029	20	21,995
New York State Urban Development Corp., Series 2020, Ref. RB	5.00%	03/15/2029	120	131,711
New York State Urban Development Corp., Series 2022, Ref. RB	5.00%	09/15/2029	75	83,088
New York State Urban Development Corp. (Bidding Group 1), Series 2023 A, RB	5.00%	03/15/2029	25	27,429
New York State Urban Development Corp. (Bidding Group 3), Series 2019 A, Ref. RB	4.00%	03/15/2046	250	248,389
New York State Urban Development Corp. (Bidding Group 4), Series 2020 E, Ref. RB	5.00%	03/15/2029	40	43,904
Onondaga (County of), NY Trust for Cultural Resources (Syracuse University), Series 2019, Ref. RB	5.00%	12/01/2039	25	27,051
Onondaga (County of), NY Trust for Cultural Resources (Syracuse University), Series 2019, Ref. RB	5.00%	12/01/2040	90	97,104
Onondaga (County of), NY Trust for Cultural Resources (Syracuse University), Series 2019, Ref. RB	4.00%	12/01/2041	5	5,074
Onondaga (County of), NY Trust for Cultural Resources (Syracuse University), Series 2019, Ref. RB	5.00%	12/01/2045	95	101,119
Triborough Bridge & Tunnel Authority, Series 2018 B, Ref. RB	5.00%	11/15/2029	25	27,780
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2019 A, RB	5.00%	11/15/2049	100	104,941
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2019 C, RB	4.00%	11/15/2041	500	503,978
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2029 Municipal Bond ETF (BSMT)—(continued)
November 30, 2024
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-(continued)
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2022, RB	5.00%	05/15/2029	$280	$308,917
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2023, Ref. RB	5.00%	11/15/2029	5	5,556
				24,684,717
North Carolina-1.55%
Charlotte (City of), NC, Series 2018, Ref. RB	5.00%	07/01/2029	75	81,101
Charlotte (City of), NC (Charlotte Douglas International Airport), Series 2019, RB	4.00%	07/01/2044	230	231,229
Charlotte-Mecklenburg Hospital Authority (The) (Atrium Health), Series 2018 A, Ref. RB	5.00%	01/15/2033	55	59,098
Mecklenburg (County of), NC, Series 2022, GO Bonds	5.00%	09/01/2029	90	99,677
North Carolina (State of), Series 2019 A, RB	5.00%	05/01/2031	15	16,359
North Carolina (State of), Series 2019 A, RB	4.00%	05/01/2033	60	61,986
North Carolina (State of), Series 2019 B, GO Bonds	4.00%	06/01/2031	30	31,529
North Carolina (State of), Series 2021, RB	5.00%	03/01/2029	5	5,452
North Carolina (State of) (Build North Carolina Programs), Series 2019 A, RB	5.00%	05/01/2029	215	236,083
North Carolina (State of) (Build North Carolina Programs), Series 2019 A, RB	5.00%	05/01/2032	40	43,543
North Carolina (State of) (Build North Carolina Programs), Series 2019 A, RB	4.00%	05/01/2034	170	175,361
North Carolina (State of) (Build North Carolina Programs), Series 2020 B, RB	5.00%	05/01/2029	65	71,374
North Carolina (State of) (Build North Carolina Programs), Series 2022 A, RB	5.00%	05/01/2029	45	49,413
North Carolina (State of) (Garvee), Series 2019, RB	5.00%	03/01/2029	10	10,905
North Carolina (State of) (Garvee), Series 2019, RB	5.00%	03/01/2031	105	113,553
North Carolina (State of) (Garvee), Series 2019, RB	5.00%	03/01/2032	65	70,166
North Carolina (State of) (Garvee), Series 2019, RB	5.00%	03/01/2033	70	75,441
North Carolina (State of) (Garvee), Series 2019, RB	5.00%	03/01/2034	20	21,525
North Carolina (State of) Turnpike Authority, Series 2018, Ref. RB, (INS - AGM)(b)	5.00%	01/01/2032	500	536,444
North Carolina (State of) Turnpike Authority, Series 2018, Ref. RB, (INS - AGM)(b)	5.00%	01/01/2034	5	5,337
North Carolina (State of) Turnpike Authority, Series 2018, Ref. RB, (INS - AGM)(b)	5.00%	01/01/2035	5	5,328
North Carolina (State of) Turnpike Authority, Series 2018, Ref. RB, (INS - AGM)(b)	5.00%	01/01/2036	50	53,159
Raleigh (City of), NC, Series 2024, Ref. RB	5.00%	10/01/2029	80	88,431
Wake (County of), NC, Series 2021, RB	5.00%	03/01/2029	115	125,937
Wake (County of), NC, Series 2024 B, Ref. GO Bonds	5.00%	09/01/2029	25	27,700
				2,296,131
Ohio-2.69%
Allen (County of), OH (Mercy Health), Series 2020, Ref. RB	5.00%	12/01/2029	245	268,497
American Municipal Power, Inc. (Prairie State Energy Campus), Series 2020 A, Ref. RB	5.00%	02/15/2029	25	27,096
American Municipal Power, Inc. (Prairie State Energy Campus), Series 2023, Ref. RB	5.00%	02/15/2029	5	5,419
Columbus (City of), OH, Series 2018 A, GO Bonds	5.00%	04/01/2029	50	54,315
Columbus (City of), OH, Series 2021 A, GO Bonds	5.00%	04/01/2029	60	65,860
Columbus (City of), OH, Series 2023 A, GO Bonds	5.00%	08/15/2029	65	71,839
Northeast Ohio Regional Sewer District, Series 2019, Ref. RB	4.00%	11/15/2036	10	10,326
Northeast Ohio Regional Sewer District, Series 2019, Ref. RB	4.00%	11/15/2037	10	10,278
Ohio (State of), Series 2019 A, GO Bonds	5.00%	06/15/2031	20	21,935
Ohio (State of), Series 2019 A, GO Bonds	5.00%	06/15/2032	20	21,795
Ohio (State of), Series 2019 A, GO Bonds	5.00%	06/15/2035	240	260,134
Ohio (State of), Series 2019 A, GO Bonds	5.00%	06/15/2036	200	216,296
Ohio (State of), Series 2019 A, GO Bonds	5.00%	06/15/2037	105	113,480
Ohio (State of), Series 2019 A, GO Bonds	5.00%	06/15/2038	150	161,735
Ohio (State of), Series 2019 A, GO Bonds	5.00%	06/15/2039	5	5,378
Ohio (State of), Series 2019, RB	4.00%	01/01/2040	130	130,731
Ohio (State of), Series 2019, RB	4.00%	01/01/2041	85	85,311
Ohio (State of), Series 2019-1, RB	5.00%	12/15/2029	160	177,502
Ohio (State of), Series 2021 B, Ref. GO Bonds	5.00%	09/15/2029	10	11,059
Ohio (State of) (Cleveland Clinic Health System Obligated Group), Series 2017, Ref. RB	5.00%	01/01/2029	45	47,975
Ohio (State of) (Cleveland Clinic Health System Obligated Group), Series 2019, RB	4.00%	01/01/2042	5	5,013
Ohio (State of) (Cleveland Clinic Health System Obligated Group), Series 2021, Ref. RB	5.00%	01/01/2029	15	16,309
Ohio (State of) Turnpike & Infrastructure Commission (Infrastructure), Series 2018 A, RB	5.00%	02/15/2029	140	149,545
Ohio (State of) Water Development Authority, Series 2019 A, RB	5.00%	06/01/2029	220	240,413
Ohio (State of) Water Development Authority, Series 2019, RB	5.00%	12/01/2029	160	176,409
Ohio (State of) Water Development Authority (Fresh Water), Series 2019, RB	5.00%	12/01/2037	60	65,271
Ohio (State of) Water Development Authority (Fresh Water), Series 2019, RB	5.00%	12/01/2039	100	108,299
Ohio (State of) Water Development Authority (Water Pollution Control Loan Fund), Series 2019 B, RB	5.00%	12/01/2035	440	481,912
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2029 Municipal Bond ETF (BSMT)—(continued)
November 30, 2024
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Ohio-(continued)
Ohio (State of) Water Development Authority (Water Pollution Control Loan Fund), Series 2019 B, RB	5.00%	12/01/2036	$60	$65,433
Ohio (State of) Water Development Authority (Water Pollution Control Loan Fund), Series 2019 B, RB	5.00%	12/01/2037	120	130,542
Ohio (State of) Water Development Authority (Water Pollution Control Loan Fund), Series 2019 B, RB	5.00%	12/01/2038	85	92,265
Ohio (State of) Water Development Authority (Water Pollution Control Loan Fund), Series 2019 B, RB	5.00%	12/01/2039	125	135,374
Ohio (State of) Water Development Authority (Water Pollution Control Loan Fund), Series 2019 B, RB	5.00%	12/01/2044	40	42,897
Ohio (State of) Water Development Authority (Water Pollution Control Loan Fund), Series 2024 E, RB	5.00%	12/01/2029	35	38,820
Ohio State University (The), Series 2020 A, Ref. RB	5.00%	12/01/2029	150	166,670
Ross (County of), OH (Adena Health System Obligated Group), Series 2019, Ref. RB	5.00%	12/01/2049	50	51,209
Sycamore Community City School District, Series 2020, GO Bonds	4.00%	12/01/2045	250	250,400
				3,983,742
Oklahoma-0.24%
Canadian (County of), OK Educational Facilities Authority (Mustang Public Schools), Series 2017, RB	3.00%	09/01/2029	35	34,479
Canadian (County of), OK Educational Facilities Authority (Yukon Public Schools), Series 2023, RB	5.00%	09/01/2029	140	151,599
Oklahoma (State of) Capitol Improvement Authority, Series 2024 A, Ref. RB	5.00%	07/01/2029	125	137,166
Oklahoma (State of) Industries Authority (Oklahoma City Public Schools), Series 2024, RB	5.00%	04/01/2029	5	5,426
Oklahoma (State of) Turnpike Authority, Series 2020 A, Ref. RB	5.00%	01/01/2029	30	32,606
				361,276
Oregon-1.26%
Multnomah (County of), OR, Series 2021 A, GO Bonds	5.00%	06/15/2029	190	209,185
Multnomah County School District No. 1, Series 2020, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	06/15/2029	60	65,924
Multnomah County School District No. 1, Series 2023, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	06/15/2029	45	49,443
Oregon (State of) (Article XI-Q State), Series 2019 A, GO Bonds	5.00%	05/01/2032	115	125,285
Oregon (State of) (Article XI-Q State), Series 2019 A, GO Bonds	5.00%	05/01/2033	60	65,262
Oregon (State of) (Article XI-Q State), Series 2023 A, GO Bonds	5.00%	05/01/2029	65	71,346
Oregon (State of) Department of Transportation, Series 2019 A, Ref. RB	5.00%	11/15/2035	5	5,461
Oregon (State of) Department of Transportation, Series 2019 A, Ref. RB	5.00%	11/15/2036	170	185,197
Oregon (State of) Department of Transportation, Series 2019 A, Ref. RB	5.00%	11/15/2037	15	16,322
Oregon (State of) Department of Transportation, Series 2019 A, Ref. RB	5.00%	11/15/2038	35	38,020
Oregon (State of) Department of Transportation, Series 2019 A, Ref. RB	5.00%	11/15/2039	10	10,843
Oregon (State of) Department of Transportation, Series 2019 A, Ref. RB	4.00%	11/15/2042	55	55,727
Oregon (State of) Department of Transportation, Series 2019 A, Ref. RB	5.00%	11/15/2042	250	268,620
Oregon (State of) Department of Transportation, Series 2024 A, Ref. RB	5.00%	11/15/2029	25	27,731
Portland (City of), OR, Series 2019 A, Ref. RB	5.00%	03/01/2033	195	212,812
Portland (City of), OR, Series 2019 A, Ref. RB	5.00%	03/01/2034	100	109,015
Salem Hospital Facility Authority, Series 2019, Ref. RB	5.00%	05/15/2044	250	262,238
Washington & Clackamas Counties School District No. 23J Tigard-Tualatin, Series 2019 A, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	06/15/2039	15	16,094
Washington & Clackamas Counties School District No. 23J Tigard-Tualatin, Series 2019 A, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	06/15/2040	75	80,346
				1,874,871
Pennsylvania-5.02%
Allegheny (County of), PA Hospital Development Authority (University of Pittsburgh Medical Center), Series 2019 A, Ref. RB	5.00%	07/15/2034	105	112,557
Allegheny (County of), PA Hospital Development Authority (University of Pittsburgh Medical Center), Series 2019 A, Ref. RB	4.00%	07/15/2035	50	50,760
Allegheny (County of), PA Hospital Development Authority (University of Pittsburgh Medical Center), Series 2019 A, Ref. RB	4.00%	07/15/2036	230	232,815
Allegheny (County of), PA Hospital Development Authority (University of Pittsburgh Medical Center), Series 2019 A, Ref. RB	4.00%	07/15/2038	250	250,973
Allegheny (County of), PA Hospital Development Authority (University of Pittsburgh Medical Center), Series 2019, Ref. RB	5.00%	07/15/2033	85	91,343
Allegheny (County of), PA Port Authority, Series 2020, Ref. RB	5.00%	03/01/2029	40	43,569
Armstrong School District, Series 2019 A, Ref. GO Bonds, (INS - BAM)(b)	4.00%	03/15/2041	50	50,631
Delaware (State of) River Port Authority, Series 2018 A, RB	5.00%	01/01/2032	45	48,459
Delaware (State of) River Port Authority, Series 2018 A, RB	5.00%	01/01/2033	50	53,696
Delaware (State of) River Port Authority, Series 2018 A, RB	5.00%	01/01/2034	95	102,499
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2029 Municipal Bond ETF (BSMT)—(continued)
November 30, 2024
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Pennsylvania-(continued)
Delaware (State of) River Port Authority, Series 2018 A, RB	5.00%	01/01/2035	$75	$80,757
Delaware (State of) River Port Authority, Series 2018 A, RB	5.00%	01/01/2036	145	156,059
Delaware (State of) River Port Authority, Series 2018 A, RB	5.00%	01/01/2037	55	59,154
Delaware (State of) River Port Authority, Series 2018 A, RB	5.00%	01/01/2040	65	69,916
Delaware Valley Regional Finance Authority, Series 2022 D, RB	4.00%	03/01/2029	5	5,180
Lancaster (County of), PA Hospital Authority (Penn State Health), Series 2021, RB	5.00%	11/01/2051	350	362,629
Lehigh (County of), PA (Lehigh Valley Health Network), Series 2019 A, Ref. RB	5.00%	07/01/2044	155	162,228
Lehigh (County of), PA Industrial Development Authority (PPL Electric Utilities Corp.), Series 2016 A, Ref. RB	3.00%	09/01/2029	50	50,489
Monroeville Finance Authority, Series 2022 B, Ref. RB	5.00%	02/15/2029	5	5,423
Montgomery (County of), PA Higher Education & Health Authority (Thomas Jefferson University), Series 2019, Ref. RB	5.00%	09/01/2031	55	58,772
Montgomery (County of), PA Higher Education & Health Authority (Thomas Jefferson University), Series 2019, Ref. RB	5.00%	09/01/2033	120	128,016
Montgomery (County of), PA Industrial Development Authority (Constellation Energy Generation, LLC), Series 2023 B, Ref. RB	4.10%	06/01/2029	140	144,823
North Allegheny School District, Series 2019, GO Bonds	4.00%	05/01/2044	200	200,854
Pennsylvania (Commonwealth of), First Series 2020, GO Bonds	5.00%	05/01/2029	210	230,317
Pennsylvania (Commonwealth of), First Series 2021, GO Bonds	5.00%	05/15/2029	210	230,481
Pennsylvania (Commonwealth of), First Series 2023, GO Bonds	5.00%	09/01/2029	225	248,239
Pennsylvania (Commonwealth of), First Series 2023, Ref. GO Bonds	5.00%	09/01/2029	175	193,075
Pennsylvania (Commonwealth of), Series 2019, Ref. GO Bonds	5.00%	07/15/2029	295	324,734
Pennsylvania (Commonwealth of), Series 2022, GO Bonds	5.00%	10/01/2029	25	27,623
Pennsylvania (Commonwealth of) Higher Educational Facilities Authority (University of Pennsylvania Health System), Series 2019, RB	5.00%	08/15/2032	75	81,865
Pennsylvania (Commonwealth of) Higher Educational Facilities Authority (University of Pennsylvania Health System), Series 2019, RB	5.00%	08/15/2049	200	209,413
Pennsylvania (Commonwealth of) Public School Building Authority (Philadelphia School District), Series 2006 B, RB, (INS - AGM)(b)	5.00%	06/01/2029	25	27,085
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2019 A, RB	5.00%	12/01/2033	25	27,318
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2019 A, RB	5.00%	12/01/2034	365	398,418
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2019 A, RB	5.00%	12/01/2035	140	152,318
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2019 A, RB	5.00%	12/01/2038	40	43,265
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2019 A, RB	5.00%	12/01/2039	50	53,934
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2019 A, RB	5.00%	12/01/2044	360	385,391
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2019 A, RB	5.00%	12/01/2044	200	212,127
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2019 A, RB	5.00%	12/01/2049	30	31,828
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2019, Ref. RB	5.00%	12/01/2029	35	37,956
Philadelphia (City of), PA, Series 2019 B, GO Bonds	5.00%	02/01/2031	35	38,026
Philadelphia (City of), PA, Series 2019 B, GO Bonds	5.00%	02/01/2033	25	27,068
Philadelphia (City of), PA, Series 2019 B, GO Bonds	5.00%	02/01/2034	110	118,925
Philadelphia (City of), PA, Series 2019 B, GO Bonds	5.00%	02/01/2035	500	539,546
Philadelphia (City of), PA, Series 2019 B, GO Bonds	5.00%	02/01/2037	100	107,410
Philadelphia (City of), PA, Series 2019 B, GO Bonds	5.00%	02/01/2038	10	10,717
Philadelphia (City of), PA, Series 2019 B, GO Bonds	5.00%	02/01/2039	20	21,362
Philadelphia (City of), PA, Series 2019 B, RB	5.00%	11/01/2044	110	116,832
Philadelphia School District (The), Series 2019 A, GO Bonds	5.00%	09/01/2031	185	198,044
Philadelphia School District (The), Series 2019 A, GO Bonds	5.00%	09/01/2032	30	32,216
Philadelphia School District (The), Series 2019 A, GO Bonds	4.00%	09/01/2035	30	30,691
Philadelphia School District (The), Series 2019 A, GO Bonds	4.00%	09/01/2036	270	276,030
Philadelphia School District (The), Series 2019 A, GO Bonds	4.00%	09/01/2037	30	30,560
Philadelphia School District (The), Series 2019 A, GO Bonds	4.00%	09/01/2039	40	40,482
Philadelphia School District (The), Series 2019 C, Ref. GO Bonds	5.00%	09/01/2033	60	64,225
Southcentral Pennsylvania General Authority (WellSpan Health Obligated Group), Series 2019 A, Ref. RB	5.00%	06/01/2049	130	134,029
Southcentral Pennsylvania General Authority (WellSpan Health Obligated Group), Series 2023, Ref. RB	5.00%	06/01/2029	30	32,634
Upper Merion Area School District, Series 2021 A, GO Bonds	4.00%	01/15/2046	45	45,094
Wilkes-Barre Area School District, Series 2019, GO Bonds, (INS - BAM)(b)	5.00%	04/15/2059	145	150,754
				7,451,634
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2029 Municipal Bond ETF (BSMT)—(continued)
November 30, 2024
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Rhode Island-0.28%
Rhode Island Health & Educational Building Corp. (Brown University), Series 2019 A, Ref. RB	5.00%	09/01/2029	$375	$414,260
South Carolina-0.43%
Columbia (City of), SC, Series 2019 A, RB(a)(c)	5.00%	02/01/2029	145	158,784
Columbia (City of), SC, Series 2019 A, RB	4.00%	02/01/2044	15	15,096
Horry County School District, Series 2024, GO Bonds	5.00%	03/01/2029	25	27,356
South Carolina (State of) Transportation Infrastructure Bank, Series 2016 A, Ref. RB	3.00%	10/01/2029	75	74,398
South Carolina (State of) Transportation Infrastructure Bank, Series 2021 B, Ref. RB	5.00%	10/01/2029	200	220,696
Spartanburg County School District No. 7, Series 2019 D, GO Bonds	5.00%	03/01/2048	130	136,545
				632,875
Tennessee-0.29%
Chattanooga (City of), TN Health, Educational & Housing Facility Board (CommonSpirit Health), Series 2019 A-2, Ref. RB	5.00%	08/01/2044	100	104,207
Nashville (City of) & Davidson (County of), TN Metropolitan Government, Series 2018, GO Bonds	5.00%	07/01/2029	50	53,908
Nashville (City of) & Davidson (County of), TN Metropolitan Government, Series 2024 B, Ref. RB	5.00%	05/15/2029	70	76,827
Nashville (City of) & Davidson (County of), TN Metropolitan Government Health & Educational Facilities Board (The) (Lipscomb University), Series 2019, Ref. RB	5.25%	10/01/2058	180	185,163
Tennessee (State of), Series 2023 A, GO Bonds	5.00%	05/01/2029	10	11,011
				431,116
Texas-8.05%
Alamo Community College District, Series 2022, GO Notes	5.00%	02/15/2029	75	81,659
Arlington Independent School District, Series 2020, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2045	250	250,685
Austin (City of), TX, Series 2019 B, RB	5.00%	11/15/2044	100	106,535
Austin (City of), TX, Series 2019 B, RB	5.00%	11/15/2049	235	247,907
Austin (City of), TX, Series 2022, Ref. RB	5.00%	11/15/2029	30	33,219
Austin Independent School District, Series 2023, GO Bonds	5.00%	08/01/2048	100	105,105
Austin Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/01/2029	15	16,539
Board of Regents of the University of Texas System, Series 2019 A, Ref. RB	5.00%	08/15/2029	70	77,104
Board of Regents of the University of Texas System, Series 2019 A, Ref. RB	5.00%	08/15/2031	5	5,457
Board of Regents of the University of Texas System, Series 2019 A, Ref. RB	5.00%	08/15/2032	55	59,764
Board of Regents of the University of Texas System, Series 2019 A, Ref. RB	5.00%	08/15/2033	100	108,495
Board of Regents of the University of Texas System, Series 2019 A, Ref. RB	5.00%	08/15/2038	45	48,419
Board of Regents of the University of Texas System, Series 2019 A, Ref. RB	5.00%	08/15/2039	30	32,201
Board of Regents of the University of Texas System, Series 2019 B, RB	5.00%	08/15/2029	150	165,223
Board of Regents of the University of Texas System, Series 2024 A, Ref. RB	5.00%	08/15/2029	5	5,507
Collin County Community College District, Series 2020 A, GO Bonds	5.00%	08/15/2031	115	125,611
Collin County Community College District, Series 2020 A, GO Bonds	5.00%	08/15/2032	45	48,960
Collin County Community College District, Series 2020 A, GO Bonds	5.00%	08/15/2033	75	81,440
Collin County Community College District, Series 2020 A, GO Bonds	4.00%	08/15/2034	35	36,102
Collin County Community College District, Series 2020 A, GO Bonds	4.00%	08/15/2035	90	92,435
Collin County Community College District, Series 2020 A, GO Bonds	4.00%	08/15/2037	15	15,314
Conroe Independent School District, Series 2020 A, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2029	45	49,295
Cypress-Fairbanks Independent School District, Series 2019 A, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2031	20	21,830
Cypress-Fairbanks Independent School District, Series 2019 A, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2044	500	500,424
Cypress-Fairbanks Independent School District, Series 2019, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2031	30	32,745
Cypress-Fairbanks Independent School District, Series 2019, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2032	60	65,365
Cypress-Fairbanks Independent School District, Series 2019, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2033	25	27,139
Cypress-Fairbanks Independent School District, Series 2024, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2029	105	114,803
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport), Series 2020 A, Ref. RB	5.00%	11/01/2029	50	54,940
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport), Series 2020, Ref. RB	5.00%	11/01/2029	25	27,470
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport), Series 2022 B, Ref. RB	5.00%	11/01/2029	5	5,494
Dallas (City of), TX, Series 2023 A, Ref. GO Bonds	5.00%	02/15/2029	30	32,688
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2029 Municipal Bond ETF (BSMT)—(continued)
November 30, 2024
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas-(continued)
Dallas (City of), TX Area Rapid Transit, Series 2019, Ref. RB	5.00%	12/01/2029	$35	$38,238
Dallas (City of), TX Area Rapid Transit, Series 2019, Ref. RB	5.00%	12/01/2032	25	27,237
Dallas (City of), TX Area Rapid Transit, Series 2019, Ref. RB	5.00%	12/01/2033	45	48,954
Dallas (City of), TX Area Rapid Transit, Series 2019, Ref. RB	5.00%	12/01/2034	340	369,484
Dallas (City of), TX Independent School District, Series 2019 B, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2031	80	83,330
Dallas (City of), TX Independent School District, Series 2019 B, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2032	40	41,540
Dallas (City of), TX Independent School District, Series 2019 B, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2033	30	31,106
Dallas (County of), TX Hospital District, Series 2019, Ref. GO Bonds	5.00%	08/15/2029	75	80,313
Denton Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/15/2029	10	10,978
El Paso Independent School District, Series 2020, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	08/15/2045	20	20,031
Frisco Independent School District, Series 2019, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/15/2036	75	80,603
Garland (City of), TX, Series 2019, Ref. RB	5.00%	03/01/2044	150	156,703
Harris (County of), TX Flood Control District, Series 2020 A, GO Bonds	4.00%	10/01/2045	250	250,252
Harris (County of), TX Toll Road Authority (The), Series 2022 A, Ref. RB	5.00%	08/15/2029	20	21,993
Harris County Cultural Education Facilities Finance Corp. (Baylor College of Medicine), Series 2024 A, RB	5.00%	05/15/2029	45	48,783
Harris County Cultural Education Facilities Finance Corp. (Memorial Hermann Health System), Series 2019, Ref. RB	5.00%	12/01/2029	25	27,434
Houston (City of), TX, Series 2018 B, Ref. RB	5.00%	07/01/2029	15	16,103
Houston (City of), TX, Series 2018 D, Ref. RB	5.00%	07/01/2029	55	59,045
Houston (City of), TX, Series 2019 A, Ref. GO Bonds	5.00%	03/01/2029	270	293,637
Houston (City of), TX, Series 2019 A, Ref. GO Bonds	5.00%	03/01/2031	60	65,087
Houston (City of), TX, Series 2019 A, Ref. GO Bonds	5.00%	03/01/2032	40	43,279
Houston (City of), TX, Series 2019 B, RB	5.00%	11/15/2049	30	31,606
Houston (City of), TX, Series 2024 A, Ref. RB	5.00%	11/15/2029	15	16,551
Houston Community College System, Series 2020, Ref. GO Bonds	5.00%	02/15/2035	15	16,095
Keller Independent School District, Series 2020, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2044	200	200,170
Lewisville Independent School District, Series 2020, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	08/15/2035	80	82,199
Lewisville Independent School District, Series 2020, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	08/15/2036	95	97,366
Lewisville Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/15/2029	60	66,117
Lower Colorado River Authority (LCRA Transmission Services Corp.), Series 2019, Ref. RB	5.00%	05/15/2029	50	54,481
Lower Colorado River Authority (LCRA Transmission Services Corp.), Series 2019, Ref. RB	5.00%	05/15/2031	500	542,256
Lower Colorado River Authority (LCRA Transmission Services Corp.), Series 2019, Ref. RB	5.00%	05/15/2032	20	21,611
Lower Colorado River Authority (LCRA Transmission Services Corp.), Series 2019, Ref. RB	5.00%	05/15/2036	250	268,389
Lower Colorado River Authority (LCRA Transmission Services Corp.), Series 2020, Ref. RB	5.00%	05/15/2034	30	32,342
Lower Colorado River Authority (LCRA Transmission Services Corp.), Series 2020, Ref. RB	5.00%	05/15/2035	500	537,984
Lower Colorado River Authority (LCRA Transmission Services Corp.), Series 2021, Ref. RB	5.00%	05/15/2029	15	16,344
Lower Colorado River Authority (LCRA Transmission Services Corp.), Series 2023, Ref. RB, (INS - AGM)(b)	5.00%	05/15/2029	20	21,836
Lower Colorado River Authority (LCRA Transmission Services Corp.), Series 2023, Ref. RB, (INS - AGM)(b)	5.00%	05/15/2029	10	10,918
Matagorda County Navigation District No. 1 (Central Power And Light Co.), Series 2001, Ref. RB	2.60%	11/01/2029	30	28,501
Midland Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2029	20	21,867
North East Independent School District, Series 2007, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.25%	02/01/2029	70	77,166
North Texas Municipal Water District, Series 2021 A, Ref. RB	5.00%	09/01/2029	30	32,916
North Texas Tollway Authority, Series 2019 A, Ref. RB	4.00%	01/01/2036	50	51,050
North Texas Tollway Authority, Series 2019 A, Ref. RB	4.00%	01/01/2037	85	86,695
North Texas Tollway Authority, Series 2019 A, Ref. RB	5.00%	01/01/2038	155	165,691
North Texas Tollway Authority, Series 2020 A, Ref. RB	4.00%	01/01/2035	110	112,581
North Texas Tollway Authority, Series 2020 A, Ref. RB	4.00%	01/01/2037	210	214,188
Permanent University Fund - University of Texas System, Series 2022 A, RB	5.00%	07/01/2029	165	181,432
Pflugerville Independent School District, Series 2023 A, GO Bonds	5.00%	02/15/2048	200	210,020
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2029 Municipal Bond ETF (BSMT)—(continued)
November 30, 2024
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas-(continued)
Round Rock Independent School District, Series 2019 A, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/01/2031	$10	$10,999
Round Rock Independent School District, Series 2019 A, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	08/01/2032	115	120,267
San Antonio (City of), TX, Series 2018 A, RB	5.00%	02/01/2048	35	36,603
San Antonio (City of), TX, Series 2019, Ref. GO Bonds	5.00%	08/01/2029	50	54,899
San Antonio (City of), TX, Series 2019, Ref. GO Bonds	5.00%	08/01/2031	180	196,415
San Antonio (City of), TX, Series 2019, Ref. GO Bonds	5.00%	08/01/2032	130	141,601
San Antonio (City of), TX, Series 2019, Ref. GO Bonds	3.00%	08/01/2034	5	4,803
San Antonio (City of), TX, Series 2019, Ref. RB	4.00%	02/01/2029	25	26,104
San Antonio (City of), TX Water System, Series 2019 C, Ref. RB	5.00%	05/15/2034	180	196,894
San Antonio Public Facilities Corp., Series 2022, Ref. RB	5.00%	09/15/2029	10	10,876
Tarrant County Cultural Education Facilities Finance Corp. (Christus Health), Series 2018 B, RB	5.00%	07/01/2032	165	176,617
Tarrant County Cultural Education Facilities Finance Corp. (Christus Health), Series 2018 B, RB	5.00%	07/01/2033	50	53,425
Tarrant County Cultural Education Facilities Finance Corp. (Christus Health), Series 2018 B, RB	5.00%	07/01/2034	45	48,049
Tarrant County Cultural Education Facilities Finance Corp. (Christus Health), Series 2018 B, RB	5.00%	07/01/2035	30	31,985
Tarrant County Cultural Education Facilities Finance Corp. (Christus Health), Series 2018 B, RB	5.00%	07/01/2036	100	106,406
Tarrant County Cultural Education Facilities Finance Corp. (Christus Health), Series 2018 B, RB	5.00%	07/01/2048	300	311,722
Tarrant County Cultural Education Facilities Finance Corp. (Cook Children’s Medical Center), Series 2020, Ref. RB	3.00%	12/01/2050	125	99,665
Texas (State of) Water Development Board, Series 2019 A, RB	5.00%	04/15/2031	155	170,636
Texas (State of) Water Development Board, Series 2019 A, RB	5.00%	04/15/2032	135	148,159
Texas (State of) Water Development Board, Series 2019 A, RB	4.00%	10/15/2036	125	129,107
Texas (State of) Water Development Board, Series 2019 A, RB	4.00%	10/15/2038	15	15,394
Texas (State of) Water Development Board, Series 2019 A, RB	4.00%	10/15/2049	340	338,258
Texas (State of) Water Development Board, Series 2020, RB	5.00%	08/01/2029	100	109,844
Texas (State of) Water Development Board, Series 2021, RB	5.00%	08/01/2029	45	49,430
Texas (State of) Water Development Board, Series 2023 A, RB	5.00%	10/15/2029	50	55,115
Texas A&M University, Series 2024 A, RB	5.00%	05/15/2029	100	109,709
Texas Private Activity Bond Surface Transportation Corp. (NTE Mobility Partners LLC - North Tarrant Express Managed Lanes), Series 2019 A, Ref. RB	5.00%	12/31/2032	40	42,868
Texas Private Activity Bond Surface Transportation Corp. (NTE Mobility Partners LLC - North Tarrant Express Managed Lanes), Series 2019 A, Ref. RB	5.00%	12/31/2033	90	96,263
Texas Private Activity Bond Surface Transportation Corp. (NTE Mobility Partners LLC - North Tarrant Express Managed Lanes), Series 2019 A, Ref. RB	4.00%	12/31/2038	250	250,874
Texas Private Activity Bond Surface Transportation Corp. (NTE Mobility Partners LLC - North Tarrant Express Managed Lanes), Series 2019, Ref. RB	5.00%	12/31/2035	5	5,320
Texas Private Activity Bond Surface Transportation Corp. (NTE Mobility Partners LLC - North Tarrant Express Managed Lanes), Series 2019, Ref. RB	5.00%	12/31/2036	30	31,850
Travis (County of), TX, Series 2019 A, Ctfs. of Obligations	5.00%	03/01/2034	25	26,979
Travis (County of), TX, Series 2019 A, Ctfs. of Obligations	5.00%	03/01/2035	240	258,563
Travis (County of), TX, Series 2019 A, Ctfs. of Obligations	5.00%	03/01/2038	175	187,110
Travis (County of), TX, Series 2019 A, Ctfs. of Obligations	5.00%	03/01/2039	15	16,006
Travis (County of), TX, Series 2019 A, Ctfs. Of Obligations	5.00%	03/01/2032	100	108,186
Travis (County of), TX, Series 2019 A, Ctfs. Of Obligations	5.00%	03/01/2037	20	21,437
Trinity River Authority, Series 2020, Ref. RB	5.00%	08/01/2029	100	110,074
Webb (County of), TX, Series 2020, Ctfs. Of Obligations	4.00%	02/15/2045	15	14,968
Williamson (County of), TX, Series 2020, GO Bonds	4.00%	02/15/2033	165	170,887
Williamson (County of), TX, Series 2020, GO Bonds	4.00%	02/15/2040	150	152,561
				11,935,304
Utah-0.55%
Board of Regents of Utah University, Series 1998 A, Ref. RB, (INS - NATL)(b)	5.50%	04/01/2029	100	106,684
Intermountain Power Agency, Series 2022 A, Ref. RB	5.00%	07/01/2029	80	87,894
Intermountain Power Agency, Series 2023 A, RB	5.00%	07/01/2029	45	49,441
Salt Lake City (City of), UT, Series 2020, RB	4.00%	02/01/2047	250	250,271
University of Utah (The), Series 2022 B, RB	5.00%	08/01/2029	75	82,659
Utah (State of), Series 2020, GO Bonds	5.00%	07/01/2029	120	130,901
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2029 Municipal Bond ETF (BSMT)—(continued)
November 30, 2024
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Utah-(continued)
Utah (State of), Series 2020, GO Bonds	5.00%	07/01/2031	$55	$59,898
Utah (State of) Transit Authority, Series 2006 C, Ref. RB, (INS - AGM)(b)	5.25%	06/15/2029	50	54,510
				822,258
Vermont-0.07%
Vermont (State of) Educational & Health Buildings Financing Agency (Middlebury College), Series 2020, Ref. RB	5.00%	11/01/2049	100	105,413
Virginia-1.10%
Arlington (County of), VA, Series 2016 B, Ref. GO Bonds	2.50%	08/15/2029	25	24,099
Charles City (County of), VA Economic Development Authority (Wate Management, Inc.), Series 2004 A, RB	2.88%	02/01/2029	30	29,335
Fairfax (County of), VA, Series 2020 A, Ref. GO Bonds	5.00%	10/01/2029	160	177,168
Fairfax (County of), VA Industrial Development Authority (Inova Health System), Series 2022, Ref. RB	5.00%	05/15/2029	45	49,211
Loudoun (County of), VA Economic Development Authority, Series 2020, Ref. RB	4.00%	12/01/2033	45	47,161
Richmond (City of), VA, Series 2017 D, Ref. GO Bonds	5.00%	03/01/2029	45	49,299
Virginia (Commonwealth of) College Building Authority, Series 2019 A, RB	5.00%	02/01/2029	45	49,148
Virginia (Commonwealth of) College Building Authority, Series 2019 A, RB	5.00%	02/01/2031	20	21,701
Virginia (Commonwealth of) College Building Authority (21st Centuity College and Equipment), Series 2021, RB	5.00%	02/01/2029	90	98,295
Virginia (Commonwealth of) College Building Authority (21st Century College and Equipment Programs), Series 2017 E, Ref. RB	5.00%	02/01/2029	355	379,605
Virginia (Commonwealth of) College Building Authority (21st Century College and Equipment Programs), Series 2019 C, Ref. RB	5.00%	02/01/2029	60	65,530
Virginia (Commonwealth of) College Building Authority (21st Century College and Equipment Programs), Series 2022 A, RB	5.00%	02/01/2029	10	10,922
Virginia (Commonwealth of) College Building Authority (21st Century College and Equipment Programs), Series 2023 A, RB	5.00%	02/01/2029	15	16,382
Virginia (Commonwealth of) Public Building Authority, Series 2020 B, Ref. RB	5.00%	08/01/2029	60	66,210
Virginia (Commonwealth of) Public Building Authority, Series 2021 A-1, RB	5.00%	08/01/2029	220	242,772
Virginia (Commonwealth of) Small Business Financing Authority (95 Express Lanes LLC), Series 2020, Ref. RB	4.00%	11/01/2039	40	40,907
Virginia (Commonwealth of) Small Business Financing Authority (Sentara Healthcare), Series 2020, Ref. RB	4.00%	11/01/2036	100	103,161
Virginia (Commonwealth of) Small Business Financing Authority (Sentara Healthcare), Series 2020, Ref. RB	4.00%	11/01/2037	75	77,182
Virginia (Commonwealth of) Small Business Financing Authority (Sentara Healthcare), Series 2020, Ref. RB	4.00%	11/01/2038	50	51,364
Virginia (Commonwealth of) Transportation Board (Transportation Capital), Series 2024, Ref. RB	5.00%	05/15/2029	25	27,493
				1,626,945
Washington-2.75%
Central Puget Sound Regional Transit Authority (Green Bonds), Series 2021 S-1, Ref. RB	5.00%	11/01/2029	160	176,969
Energy Northwest (Columbia Generating Station), Series 2019 A, Ref. RB	5.00%	07/01/2035	80	86,727
Energy Northwest (Columbia Generating Station), Series 2019 A, Ref. RB	5.00%	07/01/2037	100	108,052
Energy Northwest (Columbia Generating Station), Series 2019, Ref. RB	5.00%	07/01/2036	290	313,946
King County School District No. 210 Federal Way, Series 2019, Ref. GO Bonds, (CEP - Oregon School Bond Guaranty)	4.00%	12/01/2029	100	105,640
Pierce County School District No. 403 Bethel, Series 2019, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	12/01/2036	75	80,601
Snohomish County School District No. 201 Snohomish, Series 2020, Ref. GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	12/01/2029	210	232,819
Spokane County School District No. 81, Series 2019, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	12/01/2034	15	16,238
Spokane County School District No. 81, Series 2019, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	12/01/2036	5	5,395
Washington (State of), Series 2018 C, GO Bonds	5.00%	02/01/2029	305	325,836
Washington (State of), Series 2019 A, GO Bonds	5.00%	08/01/2029	40	44,048
Washington (State of), Series 2019 A, GO Bonds	5.00%	08/01/2031	50	54,788
Washington (State of), Series 2019 A, GO Bonds	5.00%	08/01/2035	80	86,869
Washington (State of), Series 2019 A, GO Bonds	5.00%	08/01/2036	30	32,513
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2029 Municipal Bond ETF (BSMT)—(continued)
November 30, 2024
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Washington-(continued)
Washington (State of), Series 2019 A, GO Bonds	5.00%	08/01/2039	$210	$226,440
Washington (State of), Series 2019 A, GO Bonds	5.00%	08/01/2042	335	357,674
Washington (State of), Series 2019 A, GO Bonds	5.00%	08/01/2044	325	345,590
Washington (State of), Series 2019 C, GO Bonds	5.00%	02/01/2033	10	10,812
Washington (State of), Series 2019 C, GO Bonds	5.00%	02/01/2035	165	177,955
Washington (State of), Series 2019 C, GO Bonds	5.00%	02/01/2036	280	301,819
Washington (State of), Series 2019 C, GO Bonds	5.00%	02/01/2037	30	32,218
Washington (State of), Series 2020 A, GO Bonds	5.00%	08/01/2032	5	5,458
Washington (State of), Series 2020 A, GO Bonds	5.00%	08/01/2033	55	59,941
Washington (State of), Series 2020 A, GO Bonds	5.00%	08/01/2034	100	108,785
Washington (State of), Series 2020 A, GO Bonds	5.00%	08/01/2038	50	53,999
Washington (State of), Series 2021, Ref. GO Bonds	5.00%	06/01/2029	35	38,429
Washington (State of), Series R-2023B, Ref. GO Bonds	5.00%	07/01/2029	5	5,498
Washington (State of), Series R-2024A, Ref. GO Bonds	5.00%	02/01/2029	10	10,913
Washington (State of) (Bid Group 1), Series 2020 A, GO Bonds	5.00%	08/01/2029	145	159,674
Washington (State of) (Bid Group 1), Series 2021 A, GO Bonds	5.00%	08/01/2029	55	60,566
Washington (State of) (Bid Group 1), Series 2022 C, GO Bonds	5.00%	02/01/2029	30	32,740
Washington (State of) (Bid Group 1), Series 2024 A, GO Bonds	5.00%	08/01/2029	20	22,024
Washington (State of) (Bid Group 2), Series R-2023A, Ref. GO Bonds	5.00%	08/01/2029	225	247,770
Washington (State of) Health Care Facilities Authority (Commonspirit Health), Series 2019 A, Ref. RB	5.00%	08/01/2044	150	156,311
				4,085,057
West Virginia-0.46%
West Virginia (State of) (Bid Group 1), Series 2019, GO Bonds	5.00%	12/01/2036	25	26,910
West Virginia (State of) (Bidding Group 2), Series 2019 A, GO Bonds	5.00%	12/01/2040	185	197,211
West Virginia (State of) (Bidding Group 2), Series 2019 A, GO Bonds	5.00%	06/01/2041	185	196,654
West Virginia (State of) (Bidding Group 2), Series 2019 A, GO Bonds	5.00%	12/01/2041	25	26,564
West Virginia (State of) (Bidding Group 2), Series 2019 A, GO Bonds	5.00%	12/01/2043	95	100,759
West Virginia (State of) (Bidding Group 2), Series 2019 A, GO Bonds	5.00%	06/01/2044	25	26,478
West Virginia (State of) Hospital Finance Authority (Cabell Huntington Hospital Obligated Group), Series 2018, Ref. RB	5.00%	01/01/2043	100	102,666
				677,242
Wisconsin-0.96%
Fond Du Lac (County of), WI, Series 2019 A, GO Notes	3.00%	03/01/2029	140	139,782
Wisconsin (State of), Series 2020 1, Ref. GO Bonds	5.00%	05/01/2029	130	142,691
Wisconsin (State of), Series 2021 1, Ref. GO Bonds	5.00%	05/01/2029	100	109,762
Wisconsin (State of), Series 2021-2, Ref. GO Bonds	5.00%	05/01/2029	340	373,192
Wisconsin (State of), Series 2024-1, Ref. GO Bonds	5.00%	05/01/2029	180	197,572
Wisconsin (State of) Department of Transportation, Series 2023 1, Ref. RB	5.00%	07/01/2029	105	115,695
Wisconsin (State of) Health & Educational Facilities Authority (Ascension Senior Credit Group), Series 2019, Ref. RB	5.00%	11/15/2029	75	82,463
Wisconsin (State of) Public Finance Authority (Wakemed Hospital), Series 2019 A, Ref. RB	5.00%	10/01/2044	250	260,787
				1,421,944
TOTAL INVESTMENTS IN SECURITIES(d)-98.36% (Cost $146,123,799)				145,908,220
OTHER ASSETS LESS LIABILITIES-1.64%				2,427,216
NET ASSETS-100.00%				$148,335,436

See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2029 Municipal Bond ETF (BSMT)—(continued)
November 30, 2024
(Unaudited)
Investment Abbreviations:
AGC	-Assured Guaranty Corp.
AGM	-Assured Guaranty Municipal Corp.
AMBAC	-American Municipal Bond Assurance Corp.
BAM	-Build America Mutual Assurance Co.
CEP	-Credit Enhancement Provider
COP	-Certificates of Participation
Ctfs.	-Certificates
GO	-General Obligation
INS	-Insurer
NATL	-National Public Finance Guarantee Corp.
RB	-Revenue Bonds
Ref.	-Refunding
RN	-Revenue Notes

Notes to Schedule of Investments:
(a)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(b)	Principal and/or interest payments are secured by the bond insurance company listed.
(c)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(d)
Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations. No concentration of any single entity was greater than 5% each.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments
Invesco BulletShares 2030 Municipal Bond ETF (BSMU)
November 30, 2024
(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations-98.86%
Alabama-1.29%
Alabama (State of) Public School & College Authority (Social Bonds), Series 2020 A, Ref. RB	5.00%	11/01/2032	$50	$55,949
Alabama (State of) Public School & College Authority (Social Bonds), Series 2020 A, Ref. RB	5.00%	11/01/2033	350	390,958
Alabama (State of) Public School & College Authority (Social Bonds), Series 2020 A, Ref. RB	5.00%	11/01/2034	205	228,484
Alabama (State of) Public School & College Authority (Social Bonds), Series 2020 A, Ref. RB	5.00%	11/01/2035	180	200,070
Alabama (State of) Public School & College Authority (Social Bonds), Series 2020 A, Ref. RB	4.00%	11/01/2036	155	159,274
Alabama (State of) Public School & College Authority (Social Bonds), Series 2020 A, Ref. RB	5.00%	11/01/2037	200	221,127
Alabama (State of) Public School & College Authority (Social Bonds), Series 2020 A, Ref. RB	5.00%	11/01/2039	250	274,917
Jefferson (County of), AL, Series 2024, Ref. RB	5.00%	10/01/2030	75	82,977
				1,613,756
Alaska-0.04%
Alaska (State of), Series 2024 A, Ref. GO Bonds	5.00%	08/01/2030	40	44,684
Arizona-1.09%
Arizona (State of) Department of Transportation, Series 2023, RB	5.00%	07/01/2030	40	44,801
Arizona (State of) Sports & Tourism Authority, Series 2022, Ref. RB, (INS - BAM)(a)	5.00%	07/01/2030	100	109,934
Gilbert Water Resource Municipal Property Corp. (Green Bonds), Series 2022, RB	5.00%	07/15/2030	25	28,018
Maricopa (County of), AZ Special Health Care District, Series 2021 D, GO Bonds	5.00%	07/01/2030	20	22,149
Mesa (City of), AZ, Series 2020, Ref. RB	4.00%	07/01/2034	40	41,785
Phoenix Civic Improvement Corp., Series 2020 A, RB	5.00%	07/01/2040	235	256,232
Phoenix Civic Improvement Corp., Series 2020 A, RB	5.00%	07/01/2044	165	177,790
Phoenix Civic Improvement Corp. (Sustainability Bonds), Series 2020, RB	5.00%	07/01/2044	150	161,628
Salt River Project Agricultural Improvement & Power District, Series 2019, RB	5.00%	01/01/2035	260	285,898
Salt River Project Agricultural Improvement & Power District, Series 2019, RB	5.00%	01/01/2037	205	223,906
Scottsdale Municipal Property Corp., Series 2006, Ref. RB	5.00%	07/01/2030	10	10,855
				1,362,996
California-17.04%
Antelope Valley Community College District, Series 2020 B, GO Bonds	4.00%	08/01/2045	45	45,635
Bay Area Toll Authority (San Francisco Bay Area), Series 2023 F-1, RB	5.00%	04/01/2030	205	231,811
California (State of), Series 2019, GO Bonds	5.00%	10/01/2030	200	220,815
California (State of), Series 2019, Ref. GO Bonds	5.00%	04/01/2030	90	100,670
California (State of), Series 2020 B, GO Bonds	5.00%	11/01/2034	350	391,104
California (State of), Series 2020, GO Bonds	5.00%	03/01/2030	30	33,508
California (State of), Series 2020, GO Bonds	5.00%	03/01/2032	20	22,233
California (State of), Series 2020, GO Bonds	5.00%	11/01/2032	10	11,230
California (State of), Series 2020, GO Bonds	5.00%	03/01/2033	5	5,545
California (State of), Series 2020, GO Bonds	5.00%	03/01/2034	200	221,325
California (State of), Series 2020, GO Bonds	5.00%	03/01/2034	250	276,657
California (State of), Series 2020, GO Bonds	4.00%	11/01/2034	15	15,833
California (State of), Series 2020, GO Bonds	5.00%	03/01/2035	10	11,037
California (State of), Series 2020, GO Bonds	4.00%	11/01/2035	110	115,722
California (State of), Series 2020, GO Bonds	5.00%	11/01/2035	30	33,414
California (State of), Series 2020, GO Bonds	5.00%	03/01/2036	170	187,094
California (State of), Series 2020, Ref. GO Bonds	4.00%	11/01/2030	40	42,779
California (State of), Series 2020, Ref. GO Bonds	5.00%	11/01/2030	155	175,087
California (State of), Series 2020, Ref. GO Bonds	5.00%	03/01/2032	50	55,584
California (State of), Series 2020, Ref. GO Bonds	5.00%	11/01/2032	20	22,461
California (State of), Series 2020, Ref. GO Bonds	5.00%	03/01/2033	45	49,904
California (State of), Series 2020, Ref. GO Bonds	5.00%	03/01/2035	650	717,429
California (State of), Series 2020, Ref. GO Bonds	4.00%	03/01/2036	525	548,519
California (State of), Series 2020, Ref. GO Bonds	4.00%	11/01/2036	280	293,520
California (State of), Series 2020, Ref. GO Bonds	4.00%	03/01/2037	135	140,521
California (State of), Series 2020, Ref. GO Bonds	4.00%	11/01/2037	155	161,760
California (State of), Series 2020, Ref. GO Bonds	4.00%	03/01/2038	175	181,864
California (State of), Series 2020, Ref. GO Bonds	4.00%	11/01/2040	30	31,063
California (State of), Series 2021 C, Ref. GO Bonds	5.00%	10/01/2030	5	5,640
California (State of), Series 2021, GO Bonds	5.00%	10/01/2030	280	315,849
California (State of), Series 2021, GO Bonds	5.00%	12/01/2034	120	134,252
California (State of), Series 2021, GO Bonds	5.00%	12/01/2035	185	206,281
California (State of), Series 2021, GO Bonds	5.00%	12/01/2036	160	177,875
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2030 Municipal Bond ETF (BSMU)—(continued)
November 30, 2024
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
California (State of), Series 2021, GO Bonds	5.00%	12/01/2043	$60	$65,680
California (State of), Series 2021, Ref. GO Bonds	5.00%	09/01/2030	50	56,323
California (State of), Series 2021, Ref. GO Bonds	5.00%	12/01/2030	500	565,578
California (State of), Series 2022, GO Bonds	5.00%	04/01/2030	100	111,856
California (State of), Series 2022, Ref. GO Bonds	5.00%	09/01/2030	35	39,426
California (State of), Series 2023, Ref. GO Bonds	5.00%	09/01/2030	10	11,265
California (State of), Series 2023, Ref. GO Bonds	5.00%	09/01/2030	60	67,588
California (State of) (Bid Group B), Series 2020, GO Bonds	5.00%	11/01/2036	175	194,337
California (State of) Department of Water Resources, Series 2020 BB, Ref. RB	5.00%	12/01/2030	30	34,383
California (State of) Department of Water Resources, Series 2020 BB, Ref. RB	5.00%	12/01/2032	80	91,237
California (State of) Department of Water Resources, Series 2020 BB, Ref. RB	5.00%	12/01/2035	55	62,037
California (State of) Department of Water Resources (Central Valley), Series 2020 BB, Ref. RB	5.00%	12/01/2033	255	290,009
California (State of) Department of Water Resources (Central Valley), Series 2021, RB	5.00%	12/01/2030	60	68,765
California (State of) Department of Water Resources (Central Valley), Series 2022 BF, Ref. RB	5.00%	12/01/2030	10	11,461
California (State of) Health Facilities Financing Authority (Commonspirit Health), Series 2020 A, Ref. RB	5.00%	04/01/2032	30	33,205
California (State of) Health Facilities Financing Authority (Commonspirit Health), Series 2020 A, Ref. RB	5.00%	04/01/2033	60	66,220
California (State of) Health Facilities Financing Authority (Commonspirit Health), Series 2020 A, Ref. RB	4.00%	04/01/2038	150	152,523
California (State of) Health Facilities Financing Authority (Stanford Health Care), Series 2020 A, Ref. RB	4.00%	08/15/2050	400	402,756
California (State of) Infrastructure & Economic Development Bank (Academy Motion Picture Arts & Sciences Obligated Group), Series 2020, RB	5.00%	11/01/2030	350	400,099
California (State of) Infrastructure & Economic Development Bank (Clean Water Revolving Fund) (Green Bonds), Series 2023, RB	5.00%	10/01/2030	25	28,564
California (State of) Public Works Board, Series 2022 A, Ref. RB	5.00%	08/01/2030	70	78,665
California (State of) Public Works Board, Series 2022 C, Ref. RB	5.00%	08/01/2030	15	16,857
California (State of) Public Works Board, Series 2023 B, Ref. RB	5.00%	12/01/2030	40	45,199
California (State of) Public Works Board, Series 2023 C, Ref. RB	5.00%	09/01/2030	80	90,026
California (State of) Public Works Board (Various Capital), Series 2019 C, RB	5.00%	11/01/2030	85	93,734
California (State of) Statewide Communities Development Authority (Odd Fellows Home of California), Series 2023, Ref. RB, (INS - Cal-Mortgage)(a)	4.00%	04/01/2043	50	50,770
Cambrian School District, Series 2022, GO Bonds	4.00%	08/01/2052	25	25,153
Chino Valley Unified School District, Series 2020 B, GO Bonds	5.00%	08/01/2055	445	474,532
Clovis Unified School District (Election of 2020), Series 2022 B, GO Bonds	5.00%	08/01/2047	15	16,208
East Bay Municipal Utility District, Series 2024 B, Ref. RB	5.00%	06/01/2030	40	45,420
Eastern Municipal Water District Financing Authority, Series 2020 A, Ref. RB	5.00%	07/01/2036	70	78,464
Eastern Municipal Water District Financing Authority, Series 2020 A, Ref. RB	4.00%	07/01/2038	55	57,358
El Dorado Irrigation District, Series 2020 A, COP	4.00%	03/01/2050	150	150,679
Fresno Unified School District, Series 2022 B, GO Bonds	4.00%	08/01/2052	120	120,734
Fresno Unified School District, Series 2022 B, GO Bonds	4.00%	08/01/2055	50	50,250
Inglewood Unified School District, Series 2021 A, GO Bonds, (INS - AGM)(a)	4.00%	08/01/2046	25	25,175
Inglewood Unified School District, Series 2021 A, GO Bonds, (INS - AGM)(a)	4.00%	08/01/2051	100	100,459
Long Beach (City of), CA Bond Finance Authority, Series 2007 A, RB	5.50%	11/15/2030	50	54,961
Los Angeles (City of), CA Department of Airports, Series 2020 B, Ref. RB	5.00%	05/15/2034	200	224,157
Los Angeles (City of), CA Department of Airports, Series 2020 B, Ref. RB	4.00%	05/15/2035	30	31,487
Los Angeles (City of), CA Department of Airports, Series 2020 B, Ref. RB	4.00%	05/15/2036	160	167,514
Los Angeles (City of), CA Department of Airports, Series 2020 D, RB	5.00%	05/15/2044	215	233,536
Los Angeles (City of), CA Department of Airports, Series 2020 D, RB	4.00%	05/15/2048	30	30,136
Los Angeles (City of), CA Department of Airports (Los Angeles International Airport), Series 2020, Ref. RB	5.00%	05/15/2030	10	11,184
Los Angeles (City of), CA Department of Water & Power, Series 2020 A, Ref. RB	5.00%	07/01/2040	435	481,170
Los Angeles (City of), CA Department of Water & Power, Series 2020 A, Ref. RB	5.00%	07/01/2041	15	16,511
Los Angeles (City of), CA Department of Water & Power, Series 2020 A, Ref. RB	5.00%	07/01/2050	245	263,827
Los Angeles (City of), CA Department of Water & Power, Series 2020 B, Ref. RB	4.00%	07/01/2030	85	91,831
Los Angeles (City of), CA Department of Water & Power, Series 2020 B, Ref. RB	5.00%	07/01/2039	25	27,714
Los Angeles (City of), CA Department of Water & Power, Series 2020 B, Ref. RB	5.00%	07/01/2040	80	88,404
Los Angeles (City of), CA Department of Water & Power, Series 2020 B, Ref. RB	5.00%	07/01/2050	25	26,895
Los Angeles (City of), CA Department of Water & Power, Series 2021 C, Ref. RB	5.00%	07/01/2033	20	22,572
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2030 Municipal Bond ETF (BSMU)—(continued)
November 30, 2024
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
Los Angeles (City of), CA Department of Water & Power, Series 2021 C, Ref. RB	5.00%	07/01/2034	$140	$157,699
Los Angeles (City of), CA Department of Water & Power, Series 2021 C, Ref. RB	5.00%	07/01/2036	140	156,775
Los Angeles (City of), CA Department of Water & Power, Series 2021 C, Ref. RB	5.00%	07/01/2037	80	89,356
Los Angeles (City of), CA Department of Water & Power, Series 2021 C, Ref. RB	5.00%	07/01/2040	5	5,531
Los Angeles (City of), CA Department of Water & Power, Series 2021 C, Ref. RB	5.00%	07/01/2041	140	154,099
Los Angeles (City of), CA Department of Water & Power, Series 2023 A, Ref. RB	5.00%	07/01/2030	60	68,135
Los Angeles (City of), CA Department of Water & Power, Series 2024 A, RB	5.00%	07/01/2030	30	34,101
Los Angeles (City of), CA Department of Water & Power, Series 2024 B, Ref. RB	5.00%	07/01/2030	5	5,684
Los Angeles (County of), CA Metropolitan Transportation Authority (Green Bonds), Series 2020 A, RB	4.00%	06/01/2035	75	79,166
Los Angeles (County of), CA Metropolitan Transportation Authority (Green Bonds), Series 2020 A, RB	4.00%	06/01/2036	115	121,026
Los Angeles (County of), CA Metropolitan Transportation Authority (Green Bonds), Series 2020 A, RB	5.00%	06/01/2036	285	317,046
Los Angeles (County of), CA Metropolitan Transportation Authority (Green Bonds), Series 2020 A, RB	4.00%	06/01/2037	5	5,249
Los Angeles (County of), CA Metropolitan Transportation Authority (Green Bonds), Series 2020 A, RB	5.00%	06/01/2037	425	470,928
Los Angeles (County of), CA Metropolitan Transportation Authority (Green Bonds), Series 2020, RB	5.00%	06/01/2033	25	27,984
Los Angeles (County of), CA Metropolitan Transportation Authority (Green Bonds), Series 2020, RB	5.00%	06/01/2034	155	173,260
Los Angeles (County of), CA Public Works Financing Authority (Green Bonds), Series 2020 A, RB	5.00%	12/01/2045	150	162,916
Los Angeles Community College District (Election of 2016), Series 2023 D, GO Bonds	5.00%	08/01/2030	25	28,447
Los Angeles Unified School District, Series 2019 A, Ref. GO Bonds	5.00%	07/01/2030	115	127,157
Los Angeles Unified School District, Series 2020 A, Ref. GO Bonds	5.00%	07/01/2032	260	294,566
Los Angeles Unified School District, Series 2020 A, Ref. GO Bonds	5.00%	07/01/2033	55	62,104
Los Angeles Unified School District, Series 2020 C, GO Bonds	5.00%	07/01/2030	40	45,513
Los Angeles Unified School District, Series 2020 C, GO Bonds	4.00%	07/01/2032	40	42,790
Los Angeles Unified School District, Series 2020 C, GO Bonds	4.00%	07/01/2033	25	26,559
Los Angeles Unified School District, Series 2020 C, GO Bonds	4.00%	07/01/2035	10	10,566
Los Angeles Unified School District, Series 2020 C, GO Bonds	4.00%	07/01/2037	35	36,719
Los Angeles Unified School District, Series 2020 C, GO Bonds	4.00%	07/01/2044	20	20,288
Los Angeles Unified School District, Series 2020 RYQ, GO Bonds	5.00%	07/01/2030	40	45,513
Los Angeles Unified School District, Series 2020 RYQ, GO Bonds	5.00%	07/01/2032	190	215,259
Los Angeles Unified School District, Series 2020 RYQ, GO Bonds	5.00%	07/01/2033	365	412,142
Los Angeles Unified School District, Series 2020 RYQ, GO Bonds	5.00%	07/01/2035	540	606,782
Los Angeles Unified School District, Series 2020 RYQ, GO Bonds	4.00%	07/01/2036	15	15,809
Los Angeles Unified School District, Series 2020 RYQ, GO Bonds	4.00%	07/01/2038	15	15,633
Los Angeles Unified School District, Series 2020 RYQ, GO Bonds	4.00%	07/01/2040	75	77,136
Los Angeles Unified School District, Series 2024 A, Ref. GO Bonds	5.00%	07/01/2030	135	153,605
Los Angeles Unified School District (Sustainability Bonds), Series 2022 QRR, GO Bonds	5.00%	07/01/2030	115	130,849
Los Angeles Unified School District (Sustainability Bonds), Series 2023 A, COP	5.00%	10/01/2030	125	140,716
Los Angeles Unified School District (Sustainability Bonds), Series 2023 QRR, GO Bonds	5.00%	07/01/2030	100	113,782
Metropolitan Water District of Southern California, Series 2020 C, Ref. RB	5.00%	07/01/2038	50	55,678
Metropolitan Water District of Southern California, Series 2020 C, Ref. RB	5.00%	07/01/2039	135	149,803
Metropolitan Water District of Southern California, Series 2020 C, Ref. RB	5.00%	07/01/2040	205	226,314
Montebello Unified School District, Series 2022 B, GO Bonds, (INS - AGM)(a)	5.00%	08/01/2044	5	5,459
Montebello Unified School District, Series 2022 B, GO Bonds, (INS - AGM)(a)	5.00%	08/01/2050	5	5,394
Mountain House Public Financing Authority (Green Bonds), Series 2020 A, RB, (INS - BAM)(a)	4.00%	12/01/2050	250	251,154
Northern California Power Agency (Hydroelectric No. 1), Series 2022, Ref. RB	5.00%	07/01/2030	5	5,678
Orange (County of), CA Local Transportation Authority, Series 2019, RB	5.00%	02/15/2030	10	11,017
Oxnard Union High School District (Election of 2018), Series 2022 C, GO Bonds	4.00%	08/01/2047	150	151,637
Sacramento (City of), CA Financing Authority (Westlake and Regency Park), Series 2006, Ref. RB, (INS - AMBAC)(a)	5.25%	12/01/2030	90	100,566
Sacramento (City of), CA Municipal Utility District (Green Bonds), Series 2019 G, RB	5.00%	08/15/2030	75	83,290
Sacramento (City of), CA Municipal Utility District (Green Bonds), Series 2020 H, RB	5.00%	08/15/2035	40	44,807
Sacramento (City of), CA Municipal Utility District (Green Bonds), Series 2020 H, RB	5.00%	08/15/2036	255	285,084
Sacramento (City of), CA Municipal Utility District (Green Bonds), Series 2020 H, RB	5.00%	08/15/2037	15	16,692
Sacramento (City of), CA Municipal Utility District (Green Bonds), Series 2020 H, RB	5.00%	08/15/2038	25	27,748
Sacramento (City of), CA Municipal Utility District (Green Bonds), Series 2020 H, RB	4.00%	08/15/2045	15	15,213
Sacramento (City of), CA Municipal Utility District (Green Bonds), Series 2020 H, RB	5.00%	08/15/2050	120	129,209
Sacramento (County of), CA Sanitation Districts Financing Authority, Series 2020 A, Ref. RB	5.00%	12/01/2050	300	323,602
Sacramento (County of), CA Sanitation Districts Financing Authority, Series 2021, Ref. RB	5.00%	12/01/2030	15	17,173
San Diego (City of), CA Public Facilities Financing Authority (Capital Improvement), Series 2021 A, RB	5.00%	10/15/2046	20	21,561
San Diego (City of), CA Public Facilities Financing Authority (Capital Improvement), Series 2021 A, RB	4.00%	10/15/2050	20	20,142
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2030 Municipal Bond ETF (BSMU)—(continued)
November 30, 2024
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
San Diego (County of), CA Regional Transportation Commission (Green Bonds), Series 2020 A, Ref. RB	4.00%	04/01/2048	$30	$30,226
San Diego (County of), CA Water Authority (Green Bonds), Series 2021 B, Ref. RB	5.00%	05/01/2030	50	56,711
San Diego Community College District, Series 2024, GO Bonds	5.00%	08/01/2030	60	68,341
San Diego Unified School District (Election of 2012), Series 2020 M-2, GO Bonds	4.00%	07/01/2050	145	146,132
San Diego Unified School District (Election of 2018), Series 2020 D-2, GO Bonds	4.00%	07/01/2036	40	41,823
San Diego Unified School District (Election of 2018), Series 2020 D-2, GO Bonds	4.00%	07/01/2050	20	20,156
San Diego Unified School District (Green Bonds), Series 2022 F-2, GO Bonds	5.00%	07/01/2030	50	57,003
San Francisco (City & County of), CA, Series 2022-R1, Ref. GO Bonds	5.00%	06/15/2030	5	5,682
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport), Series 2019 D, Ref. RB	5.00%	05/01/2030	5	5,509
San Francisco (City & County of), CA Public Utilities Commission (Green Bonds), Series 2020 A, RB	5.00%	11/01/2045	10	10,861
San Francisco (City & County of), CA Public Utilities Commission (Green Bonds), Series 2020 A, RB	5.00%	11/01/2050	280	301,435
San Francisco (City & County of), CA Public Utilities Commission (Green Bonds), Series 2023 A, RB	5.00%	10/01/2030	15	17,138
San Francisco (City & County of), CA Public Utilities Commission (Local Water), Series 2020 C, RB	4.00%	11/01/2050	100	100,454
San Francisco (County of), CA Transportation Authority, Series 2017, RB	3.00%	02/01/2030	200	199,824
San Francisco Community College District (Election of 2020), Series 2020 A, GO Bonds	4.00%	06/15/2045	100	101,107
San Francisco Unified School District (Election of 2016), Series 2022 C, GO Bonds	5.00%	06/15/2039	15	16,488
San Francisco Unified School District (Election of 2016), Series 2022 C, GO Bonds	5.00%	06/15/2041	170	185,548
San Juan Unified School District (Election of 2016), Series 2022, GO Bonds	4.00%	08/01/2046	25	25,449
San Rafael City High School District, Series 2022 A, GO Bonds	5.25%	08/01/2052	100	108,713
Santa Clara Valley Transportation Authority, Series 2023 A, Ref. RB	5.00%	04/01/2030	20	22,669
Santa Rosa (City of), CA, Series 2020 A, RB	5.00%	09/01/2034	100	112,438
Southern California Public Power Authority (Mangolia Power), Series 2020 A-1, Ref. RB	5.00%	07/01/2036	45	50,342
Sunnyvale Financing Authority (Green Bonds), Series 2020, RB	4.00%	04/01/2045	200	202,188
Transbay Joint Powers Authority (Green Bonds), Series 2020 A, RB	5.00%	10/01/2045	45	46,331
Tulare (County of), CA Local Health Care District, Series 2020, Ref. GO Bonds, (INS - BAM)(a)	4.00%	08/01/2039	20	20,516
Turlock (City of), CA Irrigation District, Series 2020, Ref. RB	5.00%	01/01/2041	250	272,228
University of California, Series 2020 BE, Ref. RB	5.00%	05/15/2032	25	28,124
University of California, Series 2020 BE, Ref. RB	5.00%	05/15/2033	25	28,084
University of California, Series 2020 BE, Ref. RB	5.00%	05/15/2034	15	16,804
University of California, Series 2020 BE, Ref. RB	5.00%	05/15/2035	95	106,022
University of California, Series 2020 BE, Ref. RB	4.00%	05/15/2037	10	10,438
University of California, Series 2020 BE, Ref. RB	5.00%	05/15/2038	310	343,901
University of California, Series 2020 BE, Ref. RB	5.00%	05/15/2039	195	216,035
University of California, Series 2020 BE, Ref. RB	4.00%	05/15/2040	10	10,274
University of California, Series 2020 BE, Ref. RB	5.00%	05/15/2043	100	109,096
University of California, Series 2020 BE, Ref. RB	4.00%	05/15/2047	380	383,644
University of California, Series 2023 BN, Ref. RB	5.00%	05/15/2030	75	84,884
				21,389,644
Colorado-2.35%
Arapahoe County School District No. 5 Cherry Creek, Series 2021, GO Bonds	5.00%	12/15/2038	50	55,190
Colorado (State of), Series 2020 A, COP	5.00%	12/15/2030	40	44,822
Colorado (State of), Series 2020 A, COP	5.00%	12/15/2032	15	16,672
Colorado (State of), Series 2020 A, COP	5.00%	12/15/2033	40	44,292
Colorado (State of), Series 2020 A, COP	4.00%	12/15/2037	5	5,126
Colorado (State of), Series 2021 A, COP	5.00%	12/15/2030	170	190,493
Colorado (State of) Health Facilities Authority (CommonSpirit Health), Series 2019 A-2, Ref. RB	5.00%	08/01/2030	45	48,596
Colorado (State of) Health Facilities Authority (Sanford Health), Series 2019 A, Ref. RB	5.00%	11/01/2030	210	228,870
Colorado (State of) Health Facilities Authority (SCL Health System), Series 2019 A, Ref. RB	4.00%	01/01/2035	10	10,283
Colorado (State of) Health Facilities Authority (SCL Health System), Series 2019 A, Ref. RB	4.00%	01/01/2036	125	128,157
Colorado (State of) Health Facilities Authority (SCL Health System), Series 2019 A, Ref. RB	4.00%	01/01/2037	60	61,325
Colorado (State of) Health Facilities Authority (SCL Health System), Series 2019 A, Ref. RB	4.00%	01/01/2038	205	208,904
Colorado (State of) Health Facilities Authority (SCL Health System), Series 2019 B, Ref. RB	4.00%	01/01/2040	305	308,644
Colorado Springs (City of), CO, Series 2020 C, RB	5.00%	11/15/2050	250	266,638
Denver (City & County of), CO, Series 2020 A, GO Bonds	5.00%	08/01/2033	95	106,006
Denver (City & County of), CO, Series 2020 A-1, Ref. RB	5.00%	11/15/2032	45	50,252
Denver (City & County of), CO, Series 2020 B, Ref. GO Bonds	5.00%	08/01/2030	180	202,584
Denver City & County School District No. 1, Series 2021, GO Bonds	5.00%	12/01/2033	250	279,745
Denver City & County School District No. 1, Series 2021, GO Bonds	5.00%	12/01/2034	230	256,645
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2030 Municipal Bond ETF (BSMU)—(continued)
November 30, 2024
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Colorado-(continued)
Denver City & County School District No. 1, Series 2021, GO Bonds	5.00%	12/01/2038	$25	$27,469
Denver City & County School District No. 1, Series 2021, GO Bonds	5.00%	12/01/2039	20	21,905
E-470 Public Highway Authority, Series 2020 A, Ref. RB	5.00%	09/01/2034	35	38,646
E-470 Public Highway Authority, Series 2020 A, Ref. RB	5.00%	09/01/2036	5	5,484
Jefferson County School District R-1, Series 2020, GO Bonds	4.00%	12/15/2032	105	111,060
Jefferson County School District R-1, Series 2020, GO Bonds	4.00%	12/15/2033	120	126,432
Jefferson County School District R-1, Series 2020, GO Bonds	4.00%	12/15/2034	15	15,682
Jefferson County School District R-1, Series 2020, GO Bonds	4.00%	12/15/2035	60	62,381
Jefferson County School District R-1, Series 2020, GO Bonds	4.00%	12/15/2036	10	10,337
Jefferson County School District R-1, Series 2020, GO Bonds	4.00%	12/15/2037	10	10,302
Weld County School District No. RE-5J, Series 2021, GO Bonds	4.00%	12/01/2045	10	10,026
				2,952,968
Connecticut-2.11%
Connecticut (State of), Series 2020 A, GO Bonds	5.00%	01/15/2030	40	44,336
Connecticut (State of), Series 2020 A, GO Bonds	5.00%	01/15/2032	5	5,509
Connecticut (State of), Series 2020 A, GO Bonds	4.00%	01/15/2033	5	5,238
Connecticut (State of), Series 2020 A, GO Bonds	4.00%	01/15/2038	35	36,019
Connecticut (State of), Series 2020 A, GO Bonds	5.00%	01/15/2040	10	10,748
Connecticut (State of), Series 2020 A, RB	5.00%	05/01/2034	100	109,938
Connecticut (State of), Series 2020 A, RB	5.00%	05/01/2038	245	266,123
Connecticut (State of), Series 2020 A, RB	4.00%	05/01/2039	10	10,240
Connecticut (State of), Series 2020 C, GO Bonds	4.00%	06/01/2030	60	63,684
Connecticut (State of), Series 2020 C, GO Bonds	4.00%	06/01/2032	30	31,614
Connecticut (State of), Series 2020 C, GO Bonds	4.00%	06/01/2033	205	215,398
Connecticut (State of), Series 2020 C, GO Bonds	4.00%	06/01/2035	30	31,294
Connecticut (State of), Series 2020 C, GO Bonds	4.00%	06/01/2037	250	258,713
Connecticut (State of), Series 2020 C, GO Bonds	4.00%	06/01/2038	270	278,144
Connecticut (State of), Series 2020, RB	5.00%	05/01/2030	250	278,439
Connecticut (State of), Series 2020, RB	5.00%	05/01/2032	50	55,331
Connecticut (State of), Series 2020, RB	5.00%	05/01/2033	20	22,069
Connecticut (State of), Series 2020, RB	4.00%	05/01/2036	25	25,966
Connecticut (State of), Series 2020, RB	5.00%	05/01/2037	120	130,675
Connecticut (State of), Series 2020, RB	5.00%	05/01/2040	10	10,788
Connecticut (State of), Series 2021 A, GO Bonds	4.00%	01/15/2030	15	15,870
Connecticut (State of), Series 2021 A, RB	5.00%	05/01/2030	90	100,238
Connecticut (State of), Series 2021 D, RB	5.00%	11/01/2030	35	39,291
Connecticut (State of), Series 2022 D, Ref. GO Bonds	5.00%	09/15/2030	235	263,282
Connecticut (State of), Series 2022 E, GO Bonds	5.00%	11/15/2030	15	16,849
Connecticut (State of), Series 2022 G, Ref. GO Bonds	5.00%	11/15/2030	110	123,561
Connecticut (State of), Series 2024 A, GO Bonds	5.00%	01/15/2030	45	49,878
Connecticut (State of) (Green Bonds), Series 2021 B, GO Bonds	4.00%	06/01/2030	20	21,228
Connecticut (State of) Health & Educational Facilities Authority (Hartford Healthcare), Series 2020 A, RB	4.00%	07/01/2038	100	101,219
Connecticut (State of) Health & Educational Facilities Authority (Hartford Healthcare), Series 2020 A, RB	4.00%	07/01/2039	25	25,131
				2,646,813
Delaware-0.61%
Delaware (State of), Series 2020 A, GO Bonds	5.00%	01/01/2030	250	278,686
Delaware (State of), Series 2020 A, GO Bonds	4.00%	01/01/2032	100	105,950
Delaware (State of) Transportation Authority, Series 2020, Ref. RB	5.00%	07/01/2030	235	264,116
Delaware (State of) Transportation Authority, Series 2020, Ref. RB	5.00%	07/01/2032	25	27,922
Delaware (State of) Transportation Authority (Garvee), Series 2020, Ref. RB	5.00%	09/01/2032	25	27,809
Delaware (State of) Transportation Authority (Garvee), Series 2020, Ref. RB	5.00%	09/01/2033	15	16,655
Delaware (State of) Transportation Authority (Garvee), Series 2020, Ref. RB	5.00%	09/01/2034	40	44,322
				765,460
District of Columbia-2.06%
District of Columbia, Series 2019 A, RB	5.00%	03/01/2030	65	71,659
District of Columbia, Series 2019 C, Ref. RB	5.00%	10/01/2030	10	11,053
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2030 Municipal Bond ETF (BSMU)—(continued)
November 30, 2024
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
District of Columbia-(continued)
District of Columbia, Series 2020 A, RB	5.00%	03/01/2032	$200	$221,895
District of Columbia, Series 2020 A, RB	5.00%	03/01/2033	125	138,413
District of Columbia, Series 2020 A, RB	5.00%	03/01/2034	250	276,014
District of Columbia, Series 2020 A, RB	5.00%	03/01/2035	50	54,989
District of Columbia, Series 2020 A, RB	5.00%	03/01/2036	195	213,614
District of Columbia, Series 2020 A, RB	5.00%	03/01/2037	170	185,544
District of Columbia, Series 2020 A, RB	5.00%	03/01/2039	60	65,073
District of Columbia, Series 2020 B, Ref. RB	5.00%	10/01/2030	50	56,315
District of Columbia, Series 2020 C, RB	5.00%	05/01/2035	220	242,514
District of Columbia, Series 2020 C, RB	5.00%	05/01/2036	35	38,425
District of Columbia, Series 2020 C, RB	4.00%	05/01/2038	25	25,770
District of Columbia, Series 2020, RB	5.00%	12/01/2030	60	66,050
District of Columbia, Series 2022 C, Ref. RB	5.00%	12/01/2030	20	22,588
District of Columbia, Series 2023 B, Ref. GO Bonds	5.00%	06/01/2030	5	5,601
Washington Metropolitan Area Transit Authority, Series 2020 A, RB	5.00%	07/15/2030	15	16,761
Washington Metropolitan Area Transit Authority, Series 2020 A, RB	5.00%	07/15/2035	100	109,983
Washington Metropolitan Area Transit Authority, Series 2020 A, RB	5.00%	07/15/2037	395	431,883
Washington Metropolitan Area Transit Authority, Series 2020 A, RB	5.00%	07/15/2039	105	114,192
Washington Metropolitan Area Transit Authority, Series 2020 A, RB	5.00%	07/15/2045	205	218,485
				2,586,821
Florida-3.04%
Brevard County School District, Series 2024 A, Ref. COP	5.00%	07/01/2030	110	122,299
Broward (County of), FL School Board, Series 2020 A, COP	5.00%	07/01/2030	50	55,318
Broward (County of), FL School Board, Series 2020 A, COP	5.00%	07/01/2032	20	22,087
Broward (County of), FL School Board, Series 2020 A, COP	5.00%	07/01/2033	105	115,798
Broward (County of), FL School Board, Series 2020 A, COP	5.00%	07/01/2034	155	170,445
Central Florida Expressway Authority, Series 2021, Ref. RB, (INS - AGM)(a)	5.00%	07/01/2030	205	228,369
Duval County (County of), FL School Board, Series 2022 A, COP, (INS - AGM)(a)	5.00%	07/01/2030	25	27,646
Duval County (County of), FL School Board, Series 2022 A, COP, (INS - AGM)(a)	5.00%	07/01/2032	205	226,171
Duval County (County of), FL School Board, Series 2022 A, COP, (INS - AGM)(a)	5.00%	07/01/2034	135	148,525
Duval County (County of), FL School Board, Series 2022 A, COP, (INS - AGM)(a)	5.00%	07/01/2035	100	109,773
Florida (State of), Series 2021 A, Ref. GO Bonds	5.00%	06/01/2030	215	240,832
Florida (State of), Series 2021 B, Ref. GO Bonds	5.00%	06/01/2030	30	33,604
Florida (State of), Series 2022 B, Ref. GO Bonds	5.00%	06/01/2030	50	56,007
Florida (State of) (Right-of-Way Acquisition), Series 2021 A, Ref. GO Bonds	5.00%	07/01/2030	70	78,595
Jacksonville (City of), FL, Series 2015, Ref. RB	3.00%	10/01/2030	85	84,596
JEA Electric System, Series 2020 3-A, Ref. RB	5.00%	10/01/2034	115	126,394
JEA Electric System, Series 2020 3-A, Ref. RB	5.00%	10/01/2035	115	126,084
JEA Water & Sewer System, Series 2024 A, Ref. RB	5.00%	10/01/2030	5	5,620
Miami-Dade (County of), FL, Series 2015 B, Ref. GO Bonds	3.00%	07/01/2030	25	24,898
Miami-Dade (County of), FL, Series 2016, GO Bonds	4.00%	07/01/2036	45	46,728
Miami-Dade (County of), FL, Series 2020 A, Ref. RB	5.00%	10/01/2032	55	60,940
Miami-Dade (County of), FL, Series 2020 A, Ref. RB	5.00%	10/01/2033	5	5,513
Miami-Dade (County of), FL, Series 2020 A, Ref. RB	4.00%	10/01/2036	305	310,135
Miami-Dade (County of), FL, Series 2020 A, Ref. RB	4.00%	10/01/2037	115	116,609
Miami-Dade (County of), FL, Series 2020 A, Ref. RB	4.00%	10/01/2041	100	100,644
Miami-Dade (County of), FL, Series 2020 C, RB	4.00%	04/01/2036	145	148,759
Miami-Dade (County of), FL, Series 2021, RB	5.00%	10/01/2030	35	39,180
Miami-Dade (County of), FL Transit System, Series 2020 A, RB	5.00%	07/01/2043	20	21,525
North Miami Beach (City of), FL, Series 2020 A, RB	5.00%	08/01/2049	250	266,210
Palm Beach County School District, Series 2020 A, COP	5.00%	08/01/2033	100	109,862
Palm Beach County School District, Series 2020 A, COP	5.00%	08/01/2034	120	131,964
Pasco (County of), FL School Board, Series 2020 C, COP, (INS - AGM)(a)	5.00%	08/01/2033	15	16,586
Pasco (County of), FL School Board, Series 2020 C, COP, (INS - AGM)(a)	5.00%	08/01/2034	25	27,602
Pasco (County of), FL School Board, Series 2020 C, COP, (INS - AGM)(a)	5.00%	08/01/2035	115	126,232
Polk (County of), FL, Series 2020, Ref. RB	4.00%	10/01/2043	60	61,213
Sarasota (County of), FL, Series 2020 A, RB	5.00%	10/01/2045	5	5,389
Tampa (City of), FL, Series 2020 A, RB	5.00%	10/01/2046	200	216,677
				3,814,829
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2030 Municipal Bond ETF (BSMU)—(continued)
November 30, 2024
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Georgia-1.61%
Atlanta (City of), GA, Series 2004, RB, (INS - AGM)(a)	5.75%	11/01/2030	$105	$122,270
Atlanta (City of), GA Department of Aviation, Series 2020 A, Ref. RB	5.00%	07/01/2030	10	11,156
DeKalb (County of), GA, Series 2022, Ref. RB	5.00%	10/01/2030	15	16,869
Gainesville (City of) & Hall (County of), GA Hospital Authority (Northeast Georgia Health System, Inc.), Series 2020, Ref. RB	5.00%	02/15/2032	100	109,008
Gainesville (City of) & Hall (County of), GA Hospital Authority (Northeast Georgia Health System, Inc.), Series 2020, Ref. RB	5.00%	02/15/2033	50	54,447
Georgia (State of), Series 2022 A, GO Bonds	5.00%	07/01/2030	80	89,956
Georgia (State of), Series 2023 C, Ref. GO Bonds	4.00%	01/01/2030	30	31,949
Georgia (State of) (Bid Group 2), Series 2020 A, GO Bonds	4.00%	08/01/2034	10	10,588
Georgia (State of) (Bidding Group 1), Series 2020 A, GO Bonds	5.00%	08/01/2030	105	118,233
Georgia (State of) (Bidding Group 1), Series 2020 A, GO Bonds	5.00%	08/01/2032	25	27,985
Georgia (State of) (Bidding Group 1), Series 2020 A, GO Bonds	4.00%	08/01/2035	20	21,121
Georgia (State of) (Bidding Group 1), Series 2021 A, Ref. GO Bonds	5.00%	07/01/2030	10	11,244
Georgia (State of) (Bidding Group 2), Series 2020 A, GO Bonds	5.00%	08/01/2033	120	134,014
Georgia (State of) (Bidding Group 3), Series 2022 C, Ref. GO Bonds	5.00%	07/01/2030	105	118,067
Georgia (State of) (Tranche 2), Series 2019 A, GO Bonds	5.00%	07/01/2030	55	60,539
Georgia (State of) Ports Authority, Series 2022, RB	5.00%	07/01/2030	60	67,169
Georgia (State of) Road & Tollway Authority (Garvee), Series 2020, RB	5.00%	06/01/2030	35	39,091
Georgia (State of) Road & Tollway Authority (Garvee), Series 2020, RB	5.00%	06/01/2032	115	127,725
Henry County School District, Series 2021, GO Bonds	4.00%	08/01/2030	20	21,300
Metropolitan Atlanta Rapid Transit Authority (Green Bonds), Series 2024 B, RB	5.00%	07/01/2030	30	33,684
Private Colleges & Universities Authority (Emory University), Series 2020 B, Ref. RB	5.00%	09/01/2030	35	39,228
Private Colleges & Universities Authority (Emory University), Series 2020 B, Ref. RB	5.00%	09/01/2032	55	61,520
Private Colleges & Universities Authority (Emory University), Series 2020 B, Ref. RB	5.00%	09/01/2033	340	379,426
Private Colleges & Universities Authority (Emory University), Series 2020 B, Ref. RB	4.00%	09/01/2035	285	297,050
Private Colleges & Universities Authority (Emory University), Series 2020 B, Ref. RB	4.00%	09/01/2038	5	5,169
Private Colleges & Universities Authority (Emory University), Series 2020 B, Ref. RB	4.00%	09/01/2039	10	10,284
				2,019,092
Guam-0.03%
Guam (Territory of) Waterworks Authority, Series 2020 A, RB	5.00%	01/01/2050	40	41,631
Hawaii-0.74%
Hawaii (State of), Series 2019 FW, GO Bonds	5.00%	01/01/2030	15	16,320
Hawaii (State of), Series 2020 C, RB	5.00%	07/01/2050	125	132,200
Hawaii (State of), Series 2020 D, Ref. RB	5.00%	07/01/2030	500	556,452
Honolulu (City & County of), HI (Honolulu Rail Transit), Series 2020 B, Ref. GO Bonds	5.00%	03/01/2030	40	44,491
Honolulu (City & County of), HI (Honolulu Rail Transit), Series 2021, GO Bonds	5.00%	03/01/2030	165	183,526
				932,989
Illinois-5.18%
Chicago (City of), IL, Series 2020 A, Ref. GO Bonds	5.00%	01/01/2030	160	170,699
Chicago (City of), IL, Series 2023 B, Ref. RB, (INS - AGM)(a)	5.00%	01/01/2030	165	181,537
Chicago (City of), IL (O’Hare International Airport), Series 2020 A, Ref. RB	5.00%	01/01/2034	190	205,890
Chicago (City of), IL (O’Hare International Airport), Series 2020 A, Ref. RB	4.00%	01/01/2035	170	172,834
Chicago (City of), IL (O’Hare International Airport), Series 2020 A, Ref. RB	4.00%	01/01/2036	80	81,135
Chicago (City of), IL (O’Hare International Airport), Series 2020 A, Ref. RB	4.00%	01/01/2037	455	460,453
Chicago (City of), IL (O’Hare International Airport), Series 2020 B, Ref. RB	5.00%	01/01/2032	20	21,808
Chicago (City of), IL Metropolitan Water Reclamation District, Series 2021 C, Ref. GO Bonds	5.00%	12/01/2030	30	33,494
Cook (County of), IL, Series 2021 A, Ref. GO Bonds	5.00%	11/15/2033	200	220,892
Illinois (State of), Series 2020 B, GO Bonds	5.00%	10/01/2030	220	241,210
Illinois (State of), Series 2020 B, GO Bonds	4.00%	10/01/2032	60	61,011
Illinois (State of), Series 2020 B, GO Bonds	4.00%	10/01/2033	10	10,153
Illinois (State of), Series 2020 B, GO Bonds	4.00%	10/01/2034	15	15,163
Illinois (State of), Series 2020 C, GO Bonds	4.00%	10/01/2037	25	25,048
Illinois (State of), Series 2020, GO Bonds	5.50%	05/01/2039	275	299,969
Illinois (State of), Series 2021 A, GO Bonds	5.00%	03/01/2030	10	10,887
Illinois (State of), Series 2021 A, GO Bonds	5.00%	12/01/2030	205	225,207
Illinois (State of), Series 2022 B, Ref. GO Bonds	5.00%	03/01/2030	50	54,435
Illinois (State of), Series 2023 B, GO Bonds	5.00%	05/01/2030	105	114,551
Illinois (State of), Series 2023 B, GO Bonds	5.00%	12/01/2030	65	71,407
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2030 Municipal Bond ETF (BSMU)—(continued)
November 30, 2024
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Illinois-(continued)
Illinois (State of), Series 2023 C, GO Bonds	5.00%	05/01/2030	$40	$43,639
Illinois (State of), Series 2023 D, Ref. GO Bonds	5.00%	07/01/2030	90	98,386
Illinois (State of), Series 2024 A, RB	5.00%	06/15/2030	65	71,622
Illinois (State of), Series 2024 B, GO Bonds	5.00%	05/01/2030	50	54,548
Illinois (State of) Finance Authority (Advocate Health Care Network), Series 2008 A, Ref. RB	5.00%	11/01/2030	160	166,530
Illinois (State of) Finance Authority (Green Bonds), Series 2020, RB	5.00%	07/01/2030	55	61,240
Illinois (State of) Finance Authority (Northshore Edward Elmhurst Health Credit Group), Series 2020, Ref. RB	5.00%	08/15/2033	180	197,553
Illinois (State of) Finance Authority (Northshore Edward Elmhurst Health Credit Group), Series 2020, Ref. RB	5.00%	08/15/2034	95	104,105
Illinois (State of) Finance Authority (Northshore University Health), Series 2020, Ref. RB	5.00%	08/15/2035	445	485,753
Illinois (State of) Finance Authority (Northshore University Health), Series 2020, Ref. RB	4.00%	08/15/2036	330	335,863
Illinois (State of) Finance Authority (Northshore University Health), Series 2020, Ref. RB	4.00%	08/15/2037	325	329,717
Illinois (State of) Finance Authority (Northshore University Health), Series 2020, Ref. RB	4.00%	08/15/2038	185	187,105
Illinois (State of) Regional Transportation Authority, Series 2000, RB, (INS - NATL)(a)	6.50%	07/01/2030	30	34,012
Illinois (State of) Toll Highway Authority, Series 2019 A, Ref. RB	5.00%	01/01/2030	100	108,722
Illinois (State of) Toll Highway Authority, Series 2019 B, Ref. RB	5.00%	01/01/2030	60	66,342
Illinois (State of) Toll Highway Authority, Series 2019, Ref. RB	5.00%	01/01/2030	175	193,498
Rosemont (Village of), IL, Series 2020 A, GO Bonds, (INS - BAM)(a)	5.00%	12/01/2042	100	106,477
Sales Tax Securitization Corp., Series 2020 A, Ref. RB	5.00%	01/01/2030	115	125,502
Sales Tax Securitization Corp., Series 2020 A, Ref. RB, (INS - BAM)(a)	4.00%	01/01/2040	225	226,597
Sales Tax Securitization Corp., Series 2021 A, Ref. RB	5.00%	01/01/2030	550	601,042
Sales Tax Securitization Corp. (Sustainable Bonds), Series 2023 A, Ref. RB	4.00%	01/01/2042	10	10,105
University of Illinois, Series 2023 A, Ref. RB	5.00%	04/01/2030	195	216,070
				6,502,211
Indiana-0.62%
Indiana (State of) Finance Authority (CWA Authority), Series 2021, Ref. RB	5.00%	10/01/2030	120	134,536
Indiana (State of) Finance Authority (Green Bonds), Series 2021 A, Ref. RB	5.00%	02/01/2030	280	311,436
Indiana (State of) Finance Authority (Ohio Valley Electrical Corp.), Series 2012 B, RB	3.00%	11/01/2030	220	211,886
Indiana (State of) Finance Authority (Stadium), Series 2022 A, Ref. RB	5.00%	02/01/2030	110	121,344
				779,202
Iowa-0.30%
Iowa (State of), Series 2019 A, Ref. RB	5.00%	06/01/2030	100	110,043
Iowa (State of) Finance Authority (Green Bonds), Series 2020 A, RB	5.00%	08/01/2038	170	187,749
Iowa (State of) Finance Authority (Green Bonds), Series 2020 A, RB	5.00%	08/01/2044	75	80,994
				378,786
Kentucky-0.08%
Kentucky (Commonwealth of) Property & Building Commission (No. 130), Series 2024 B, Ref. RB	5.00%	11/01/2030	45	50,127
Kentucky Bond Development Corp. (Kentucky Communications Network Authority), Series 2019, RB, (INS - BAM)(a)	5.00%	09/01/2049	50	52,595
				102,722
Louisiana-0.61%
Ascension Parish School Board, Series 2020, GO Bonds	4.00%	03/01/2040	90	91,892
Louisiana (State of), Series 2019 A, GO Bonds	5.00%	03/01/2030	65	70,629
Louisiana (State of), Series 2020 A, GO Bonds	5.00%	03/01/2035	10	10,959
Louisiana (State of), Series 2020 A, GO Bonds	5.00%	03/01/2036	150	163,937
Louisiana (State of), Series 2020 A, GO Bonds	5.00%	03/01/2037	10	10,906
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (Entergy Louisiana LLC), Series 2021, Ref. RB	2.00%	06/01/2030	220	198,299
Louisiana (State of) Public Facilities Authority (Tulane University of Louisiana), Series 2020, Ref. RB	5.00%	04/01/2045	20	21,292
New Orleans (City of), LA, Series 2021 A, GO Bonds	5.00%	12/01/2046	75	79,679
New Orleans (City of), LA, Series 2021 A, GO Bonds	5.00%	12/01/2050	115	121,060
				768,653
Maine-0.01%
Maine (State of) Turnpike Authority, Series 2020, RB	5.00%	07/01/2050	15	15,947
Maryland-2.59%
Baltimore (City of), MD (Water), Series 2020 A, RB	5.00%	07/01/2050	100	105,760
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2030 Municipal Bond ETF (BSMU)—(continued)
November 30, 2024
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Maryland-(continued)
Baltimore (County of), MD, Series 2020, GO Bonds	4.00%	03/01/2036	$125	$129,739
Baltimore (County of), MD, Series 2020, GO Bonds	4.00%	03/01/2037	35	36,243
Maryland (State of), First Series 2019, GO Bonds	5.00%	03/15/2030	105	114,924
Maryland (State of), Series 2015 A, GO Bonds	3.00%	03/01/2030	55	54,575
Maryland (State of), Series 2020, GO Bonds	5.00%	08/01/2030	130	146,311
Maryland (State of), Series 2020, GO Bonds	5.00%	08/01/2032	105	117,479
Maryland (State of), Series 2020, GO Bonds	5.00%	08/01/2033	145	161,934
Maryland (State of) (Bidding Group 1), Second Series 2021 A, GO Bonds	5.00%	08/01/2030	60	67,528
Maryland (State of) (Bidding Group 1), Series 2020 A, GO Bonds	5.00%	03/15/2030	50	55,911
Maryland (State of) (Bidding Group 1), Series 2021 A, GO Bonds	5.00%	03/01/2030	115	128,509
Maryland (State of) (Bidding Group 2), Second Series 2019 A, GO Bonds	5.00%	08/01/2030	225	247,916
Maryland (State of) (Bidding Group 2), Series 2020 A, GO Bonds	5.00%	03/15/2032	25	27,809
Maryland (State of) (Bidding Group 2), Series 2020 A, GO Bonds	5.00%	03/15/2033	125	138,773
Maryland (State of) (Bidding Group 2), Series 2020 A, GO Bonds	5.00%	08/01/2034	250	278,500
Maryland (State of) (Bidding Group 2), Series 2020 A, GO Bonds	4.00%	03/15/2035	10	10,406
Maryland (State of) (Bidding Group 2), Series 2020 A, GO Bonds	5.00%	08/01/2035	215	238,790
Maryland (State of) Department of Transportation, Series 2016, RB	3.00%	11/01/2030	60	59,710
Maryland (State of) Department of Transportation, Series 2020, RB	5.00%	10/01/2030	180	202,527
Maryland (State of) Department of Transportation, Series 2020, RB	5.00%	10/01/2033	15	16,658
Maryland (State of) Department of Transportation, Series 2020, RB	5.00%	10/01/2034	45	49,868
Maryland (State of) Department of Transportation, Series 2021 A, RB	4.00%	10/01/2030	350	368,723
Maryland (State of) Transportation Authority, Series 2021 A, Ref. RB	5.00%	07/01/2030	75	83,961
Maryland (State of) Transportation Authority (Transportation Facilities), Series 2020, RB	5.00%	07/01/2030	45	50,377
Maryland (State of) Transportation Authority (Transportation Facilities), Series 2020, RB	5.00%	07/01/2032	15	16,663
Maryland (State of) Transportation Authority (Transportation Facilities), Series 2020, RB	5.00%	07/01/2034	20	22,090
Montgomery (County of), MD, Series 2020 A, GO Bonds	4.00%	08/01/2030	40	42,751
Montgomery (County of), MD, Series 2020 B, Ref. GO Bonds	4.00%	11/01/2030	110	117,830
Montgomery (County of), MD (Consolidated Public Improvement), Series 2021 A, Ref. GO Bonds	5.00%	08/01/2030	5	5,627
Prince George’s (County of), MD, Series 2019 A, GO Bonds	5.00%	07/15/2030	130	143,011
Washington (State of) Suburban Sanitary Commission, Series 2017, Ref. RB	3.00%	06/01/2030	15	14,896
				3,255,799
Massachusetts-3.91%
Massachusetts (Commonwealth of), Series 2004 A, Ref. GO Bonds, (INS - AMBAC)(a)	5.50%	08/01/2030	50	56,795
Massachusetts (Commonwealth of), Series 2005, Ref. RB, (INS - NATL)(a)	5.50%	01/01/2030	35	39,294
Massachusetts (Commonwealth of), Series 2018 C, Ref. GO Bonds	5.00%	09/01/2030	50	56,437
Massachusetts (Commonwealth of), Series 2019 A, GO Bonds	5.00%	01/01/2030	40	43,554
Massachusetts (Commonwealth of), Series 2020 B, GO Bonds	4.00%	03/01/2033	15	15,675
Massachusetts (Commonwealth of), Series 2020 B, Ref. GO Bonds	5.00%	07/01/2032	15	16,679
Massachusetts (Commonwealth of), Series 2020 C, GO Bonds	2.75%	03/01/2050	15	11,660
Massachusetts (Commonwealth of), Series 2020 D, GO Bonds	5.00%	07/01/2030	500	562,778
Massachusetts (Commonwealth of), Series 2020 D, GO Bonds	5.00%	07/01/2036	260	286,615
Massachusetts (Commonwealth of), Series 2020 D, GO Bonds	5.00%	07/01/2037	95	104,457
Massachusetts (Commonwealth of), Series 2020 D, GO Bonds	5.00%	07/01/2038	5	5,484
Massachusetts (Commonwealth of), Series 2020 D, GO Bonds	5.00%	07/01/2040	225	244,292
Massachusetts (Commonwealth of), Series 2020 D, GO Bonds	5.00%	07/01/2041	70	75,778
Massachusetts (Commonwealth of), Series 2020 D, GO Bonds	5.00%	07/01/2045	610	653,745
Massachusetts (Commonwealth of), Series 2020 D, GO Bonds	5.00%	07/01/2048	225	239,310
Massachusetts (Commonwealth of), Series 2020 D, Ref. GO Bonds	4.00%	11/01/2034	75	78,171
Massachusetts (Commonwealth of), Series 2020 D, Ref. GO Bonds	4.00%	11/01/2035	195	202,571
Massachusetts (Commonwealth of), Series 2020 D, Ref. GO Bonds	4.00%	11/01/2037	10	10,295
Massachusetts (Commonwealth of), Series 2020 D, Ref. GO Bonds	4.00%	11/01/2040	5	5,078
Massachusetts (Commonwealth of), Series 2020 E, GO Bonds	5.00%	11/01/2032	85	94,966
Massachusetts (Commonwealth of), Series 2020 E, GO Bonds	5.00%	11/01/2033	35	39,035
Massachusetts (Commonwealth of), Series 2020 E, GO Bonds	5.00%	11/01/2045	410	440,982
Massachusetts (Commonwealth of), Series 2020 E, GO Bonds	5.00%	11/01/2050	380	404,501
Massachusetts (Commonwealth of), Series 2021 C, GO Bonds	5.00%	09/01/2030	15	16,931
Massachusetts (Commonwealth of), Series 2022 A, Ref. GO Bonds	5.00%	10/01/2030	5	5,652
Massachusetts (Commonwealth of) (Rail Enhancement Program), Series 2021 B, RB	5.00%	06/01/2043	105	112,869
Massachusetts (Commonwealth of) (Rail Enhancement Program) (Sustainability Bonds), Series 2021 A, RB	5.00%	06/01/2051	35	37,047
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2030 Municipal Bond ETF (BSMU)—(continued)
November 30, 2024
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Massachusetts-(continued)
Massachusetts (Commonwealth of) Bay Transportation Authority, Series 2004 B, Ref. RB	5.25%	07/01/2030	$200	$221,449
Massachusetts (Commonwealth of) Bay Transportation Authority, Series 2007 A-1, Ref. RB	5.25%	07/01/2030	25	28,546
Massachusetts (Commonwealth of) Development Finance Agency (Boston Medical Center), Series 2020 A-2, Ref. RB	5.00%	07/01/2037	55	59,633
Massachusetts (Commonwealth of) Health & Educational Facilities Authority (Boston College), Series 2000, RB	5.50%	06/01/2030	20	22,501
Massachusetts (Commonwealth of) Health & Educational Facilities Authority (Massachusetts Institute of Technology), Series 2004 M, RB	5.25%	07/01/2030	150	171,862
Massachusetts (Commonwealth of) School Building Authority (Social Bonds), Series 2020 A, RB	5.00%	08/15/2045	250	269,213
Massachusetts (Commonwealth of) School Building Authority (Social Bonds), Series 2020 A, RB	5.00%	08/15/2050	115	122,905
Massachusetts (Commonwealth of) Transportation Trust Fund, Series 2019 A, Ref. RB	5.00%	01/01/2030	35	38,181
University of Massachusetts Building Authority, Series 2022-1, RB	5.00%	11/01/2052	100	106,239
				4,901,180
Michigan-1.34%
Detroit City School District, Series 2005 A, Ref. GO Bonds, (INS - AGM)(a)	5.25%	05/01/2030	205	230,115
Michigan (State of), Series 2020 B, RB	5.00%	11/15/2032	60	67,144
Michigan (State of), Series 2020 B, RB	5.00%	11/15/2033	720	804,344
Michigan (State of), Series 2020 B, RB	4.00%	11/15/2038	50	51,588
Michigan (State of), Series 2023, RB	5.00%	11/15/2030	10	11,256
Michigan (State of) Building Authority (Facilities Program), Series 2020 I, Ref. RB	5.00%	10/15/2030	165	184,910
Michigan (State of) Finance Authority (Beaumont Health Credit Group), Series 2022, Ref. RB	5.00%	04/15/2030	5	5,541
Michigan (State of) Hospital Finance Authority (Ascension Health Senior Credit Group), Series 2010, Ref. RB	5.00%	11/15/2047	220	231,538
Walled Lake Consolidated School District, Series 2020, GO Bonds	5.00%	05/01/2050	95	100,089
				1,686,525
Minnesota-1.09%
Minnesota (State of), Series 2020 A, GO Bonds	5.00%	08/01/2033	30	33,526
Minnesota (State of), Series 2020 A, GO Bonds	5.00%	08/01/2035	50	55,662
Minnesota (State of), Series 2020 A, GO Bonds	5.00%	08/01/2036	15	16,660
Minnesota (State of), Series 2020 A, GO Bonds	5.00%	08/01/2040	140	153,843
Minnesota (State of), Series 2021 A, GO Bonds	5.00%	09/01/2030	295	332,476
Minnesota (State of), Series 2021 B, GO Bonds	5.00%	09/01/2030	60	67,622
Minnesota (State of), Series 2022 A, Ref. RB	5.00%	03/01/2030	145	161,355
Minnesota (State of), Series 2023 E, Ref. GO Bonds	5.00%	08/01/2030	200	225,093
Minnesota (State of), Series 2023, COP	5.00%	11/01/2030	130	146,317
Minnesota (State of) Public Facilities Authority, Series 2023 B, Ref. RB	5.00%	03/01/2030	155	172,724
				1,365,278
Mississippi-0.15%
Mississippi (State of), Series 2021 A, GO Bonds	4.00%	06/01/2034	55	57,199
Mississippi (State of), Series 2021 A, GO Bonds	4.00%	06/01/2035	30	31,094
Mississippi (State of), Series 2021 A, GO Bonds	4.00%	06/01/2036	50	51,645
Mississippi (State of), Series 2021 A, GO Bonds	4.00%	06/01/2037	45	46,363
				186,301
Missouri-0.95%
Curators of the University of Missouri (The), Series 2020 B, RB	5.00%	11/01/2030	405	455,361
Jackson County Reorganized School District No. 7, Series 2020, Ref. GO Bonds	4.00%	03/01/2030	50	52,271
Missouri (State of) Health & Educational Facilities Authority (BJC Health System), Series 2023 A, RB	5.00%	05/01/2030	5	5,537
Missouri (State of) Health & Educational Facilities Authority (SSM Health), Series 2022 A, RB	5.00%	06/01/2030	100	109,601
Missouri (State of) Highway & Transportation Commission, Series 2022 A, RB	5.00%	05/01/2030	80	89,314
Springfield (City of), MO, Series 2015, Ref. RB	3.38%	08/01/2030	15	15,002
St. Louis (City of), MO, Series 2005, RB, (INS - NATL)(a)	5.50%	07/01/2030	185	209,715
St. Louis Municipal Finance Corp., Series 2020, RB, (INS - AGM)(a)	5.00%	10/01/2049	250	259,969
				1,196,770
Montana-0.11%
Montana (State of) Facility Finance Authority (SCL Health System), Series 2019 A, Ref. RB	4.00%	01/01/2037	135	137,981
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2030 Municipal Bond ETF (BSMU)—(continued)
November 30, 2024
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Nebraska-0.67%
Omaha (City of), NE Public Power District, Series 2021 A, RB	5.00%	02/01/2046	$650	$694,557
Omaha (City of), NE Public Power District, Series 2021 B, Ref. RB	4.00%	02/01/2046	150	150,877
				845,434
Nevada-0.51%
Clark (County of), NV, Series 2019, Ref. RB	5.00%	07/01/2030	20	21,816
Clark (County of), NV, Series 2020 C, Ref. RB	5.00%	07/01/2030	70	78,210
Clark (County of), NV Department of Aviation, Series 2019 B, Ref. RB	5.00%	07/01/2030	5	5,454
Clark (County of), NV Department of Aviation, Series 2019, Ref. RB	5.00%	07/01/2030	75	81,809
Clark County School District, Series 2020 A, GO Bonds, (INS - AGM)(a)	4.00%	06/15/2040	50	50,727
Henderson (City of), NV, Series 2020 A-1, GO Bonds	4.00%	06/01/2045	55	55,348
Las Vegas Valley Water District, Series 2021 C, GO Bonds	5.00%	06/01/2030	215	239,900
Nevada (State of), Series 2023 A, GO Bonds	5.00%	05/01/2030	100	111,535
				644,799
New Jersey-1.80%
New Jersey (State of), Series 2020 A, GO Bonds	4.00%	06/01/2030	220	233,968
New Jersey (State of), Series 2021, GO Bonds	2.00%	06/01/2030	600	543,153
New Jersey (State of) Economic Development Authority (New Jersey Transportation Bonds), Series 2020 A, RB	5.00%	11/01/2030	20	21,829
New Jersey (State of) Transportation Trust Fund Authority, Series 2014 BB-2, RN	5.00%	06/15/2030	15	16,614
New Jersey (State of) Transportation Trust Fund Authority, Series 2020 AA, RB(b)(c)	5.00%	12/15/2030	85	95,759
New Jersey (State of) Transportation Trust Fund Authority, Series 2020 AA, RB	4.00%	06/15/2035	165	169,136
New Jersey (State of) Transportation Trust Fund Authority, Series 2020 AA, RB	5.00%	06/15/2035	250	274,592
New Jersey (State of) Transportation Trust Fund Authority, Series 2020 AA, RB	4.00%	06/15/2036	10	10,187
New Jersey (State of) Transportation Trust Fund Authority, Series 2020 AA, RB	5.00%	06/15/2036	70	76,694
New Jersey (State of) Transportation Trust Fund Authority, Series 2020 AA, RB	4.00%	06/15/2037	100	101,599
New Jersey (State of) Transportation Trust Fund Authority, Series 2020 AA, RB	5.00%	06/15/2039	15	16,316
New Jersey (State of) Transportation Trust Fund Authority, Series 2020 AA, RB	4.00%	06/15/2040	150	151,232
New Jersey (State of) Transportation Trust Fund Authority, Series 2020 AA, RB	5.00%	06/15/2045	50	53,324
New Jersey (State of) Transportation Trust Fund Authority, Series 2021 A, Ref. RB	5.00%	06/15/2030	95	105,223
New Jersey (State of) Transportation Trust Fund Authority, Series 2022 AA, Ref. RB	5.00%	06/15/2030	170	188,294
New Jersey (State of) Turnpike Authority, Series 2005 A, Ref. RB, (INS - AGM)(a)	5.25%	01/01/2030	5	5,610
New Jersey (State of) Turnpike Authority, Series 2022 C, Ref. RB	5.00%	01/01/2030	105	116,362
South Jersey Transportation Authority, Series 2020 A, RB	5.00%	11/01/2045	75	78,468
				2,258,360
New Mexico-0.40%
New Mexico (State of), Series 2023, GO Bonds	5.00%	03/01/2030	65	72,365
New Mexico (State of) Finance Authority, Series 2021 A, RB	5.00%	06/15/2030	110	122,815
New Mexico (State of) Severance Tax Permanent Fund, Series 2021 A, RB	5.00%	07/01/2030	125	139,113
New Mexico (State of) Severance Tax Permanent Fund, Series 2022 A, RB	5.00%	07/01/2030	155	172,500
				506,793
New York-23.98%
Battery Park (City of), NY Authority, Series 2023 B, Ref. RB	5.00%	11/01/2030	5	5,689
Brookhaven Local Development Corp. (Long Island Community Hospital), Series 2020, Ref. RB	5.00%	10/01/2050	150	158,204
Long Island (City of), NY Power Authority, Series 2020 A, Ref. RB	5.00%	09/01/2034	40	44,546
Long Island (City of), NY Power Authority, Series 2020 A, Ref. RB	5.00%	09/01/2035	20	22,193
Long Island (City of), NY Power Authority, Series 2020 A, Ref. RB	5.00%	09/01/2037	155	170,770
Long Island (City of), NY Power Authority, Series 2021 A, Ref. RB	5.00%	09/01/2030	45	50,614
Metropolitan Transportation Authority (Green Bonds), Series 2020 A-1, RB	4.00%	11/15/2040	10	10,051
Metropolitan Transportation Authority (Green Bonds), Series 2020 A-1, RB	5.00%	11/15/2047	75	78,665
Metropolitan Transportation Authority (Green Bonds), Series 2020 A-1, RB	5.00%	11/15/2049	20	20,916
Metropolitan Transportation Authority (Green Bonds), Series 2020 C-1, RB	4.75%	11/15/2045	115	119,011
Metropolitan Transportation Authority (Green Bonds), Series 2020 C-1, RB	5.00%	11/15/2050	1,525	1,586,681
Metropolitan Transportation Authority (Green Bonds), Series 2020 C-1, RB	5.25%	11/15/2055	550	578,696
Metropolitan Transportation Authority (Green Bonds), Series 2020 D-1, RB	5.00%	11/15/2044	125	132,301
Metropolitan Transportation Authority (Green Bonds), Series 2020 E, Ref. RB	5.00%	11/15/2030	50	55,844
Metropolitan Transportation Authority (Green Bonds), Series 2020 E, Ref. RB	5.00%	11/15/2032	220	241,505
Metropolitan Transportation Authority (Green Bonds), Series 2020 E, Ref. RB	5.00%	11/15/2033	20	21,906
Metropolitan Transportation Authority (Green Bonds), Series 2024 A, Ref. RB	5.00%	11/15/2030	30	33,506
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2030 Municipal Bond ETF (BSMU)—(continued)
November 30, 2024
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-(continued)
Nassau (County of), NY Interim Finance Authority, Series 2021 A, Ref. RB	5.00%	11/15/2030	$120	$136,988
New York & New Jersey (States of) Port Authority, One Hundred Eighty Third Series 2014, RB	3.25%	12/15/2030	80	79,073
New York & New Jersey (States of) Port Authority, Series 2020-222, Ref. RB	4.00%	07/15/2040	5	5,099
New York & New Jersey (States of) Port Authority, Two Hundred Forty Five Series 2024, Ref. RB	5.00%	09/01/2030	5	5,638
New York & New Jersey (States of) Port Authority, Two Hundred Thirtieth Series 2022, Ref. RB	4.00%	12/01/2030	35	37,680
New York & New Jersey (States of) Port Authority, Two Hundred Twelfth Series 2019, Ref. RB	5.00%	09/01/2030	130	143,810
New York & New Jersey (States of) Port Authority, Two Hundred Twenty Second Series 2020, Ref. RB	5.00%	07/15/2032	95	106,377
New York & New Jersey (States of) Port Authority, Two Hundred Twenty Second Series 2020, Ref. RB	5.00%	07/15/2033	140	156,320
New York & New Jersey (States of) Port Authority, Two Hundred Twenty Second Series 2020, Ref. RB	5.00%	07/15/2034	75	83,579
New York & New Jersey (States of) Port Authority, Two Hundred Twenty Second Series 2020, Ref. RB	5.00%	07/15/2035	235	261,104
New York & New Jersey (States of) Port Authority, Two Hundred Twenty Second Series 2020, Ref. RB	4.00%	07/15/2037	15	15,521
New York & New Jersey (States of) Port Authority, Two Hundred Twenty Second Series 2020, Ref. RB	4.00%	07/15/2038	10	10,310
New York (City of), NY, Series 2005-1, GO Bonds	5.00%	09/01/2030	15	16,820
New York (City of), NY, Series 2020 A-1, Ref. GO Bonds	5.00%	08/01/2030	200	223,974
New York (City of), NY, Series 2020 A-1, Ref. GO Bonds	4.00%	08/01/2034	5	5,214
New York (City of), NY, Series 2020 B-1, Ref. GO Bonds	5.00%	11/01/2032	250	278,449
New York (City of), NY, Series 2020 C, GO Bonds	5.00%	08/01/2032	365	405,140
New York (City of), NY, Series 2020 C, GO Bonds	5.00%	08/01/2033	30	33,238
New York (City of), NY, Series 2020 C, GO Bonds	5.00%	08/01/2034	10	11,074
New York (City of), NY, Series 2020 C, GO Bonds	5.00%	08/01/2035	150	165,443
New York (City of), NY, Series 2020 C, GO Bonds	4.00%	08/01/2036	30	31,016
New York (City of), NY, Series 2020 C, GO Bonds	5.00%	08/01/2038	200	218,591
New York (City of), NY, Series 2020 C, GO Bonds	4.00%	08/01/2041	165	166,957
New York (City of), NY, Series 2020 C, GO Bonds	5.00%	08/01/2042	20	21,574
New York (City of), NY, Series 2020 C-1, Ref. GO Bonds	5.00%	08/01/2030	760	851,103
New York (City of), NY, Series 2020 C-1, Ref. GO Bonds	5.00%	08/01/2032	30	33,299
New York (City of), NY, Series 2020 C-1, Ref. GO Bonds	5.00%	08/01/2033	500	553,966
New York (City of), NY, Series 2020 D-1, GO Bonds	4.00%	03/01/2036	500	516,269
New York (City of), NY, Series 2020 D-1, GO Bonds	5.00%	03/01/2037	25	27,299
New York (City of), NY, Series 2020 D-1, GO Bonds	5.00%	03/01/2038	5	5,438
New York (City of), NY, Series 2020 D-1, GO Bonds	5.00%	03/01/2043	100	107,029
New York (City of), NY, Series 2021 C, GO Bonds	5.00%	08/01/2030	395	442,350
New York (City of), NY, Series 2021-1, GO Bonds	5.00%	04/01/2030	40	44,553
New York (City of), NY, Series 2021-1, GO Bonds	5.00%	08/01/2030	25	27,997
New York (City of), NY, Series 2022 B-1, Ref. GO Bonds	5.00%	08/01/2030	75	83,990
New York (City of), NY, Series 2022 C, Ref. GO Bonds	5.00%	08/01/2030	20	22,397
New York (City of), NY, Series 2024 C, GO Bonds	5.00%	03/01/2030	110	122,351
New York (City of), NY, Series 2024 D, GO Bonds	5.00%	04/01/2030	25	27,845
New York (City of), NY, Subseries 2008 L-6, GO Bonds	5.00%	04/01/2030	55	59,964
New York (City of), NY, Subseries 2022 B-1, GO Bonds	5.00%	10/01/2030	10	11,229
New York (City of), NY, Subseries 2023 F-1, Ref. GO Bonds	5.00%	08/01/2030	230	257,571
New York (City of), NY Industrial Development Agency (Yankee Stadium), Series 2020 A, Ref. RB, (INS - AGM)(a)	5.00%	03/01/2030	5	5,489
New York (City of), NY Industrial Development Agency (Yankee Stadium), Series 2020, Ref. RB, (INS - AGM)(a)	4.00%	03/01/2032	215	224,648
New York (City of), NY Industrial Development Agency (Yankee Stadium), Series 2021, Ref. RB, (INS - AGM)(a)	5.00%	01/01/2030	5	5,466
New York (City of), NY Municipal Water Finance Authority, Series 2020 AA-2, RB	4.00%	06/15/2042	50	50,660
New York (City of), NY Municipal Water Finance Authority, Series 2020 DD-1, RB	5.00%	06/15/2030	115	129,341
New York (City of), NY Municipal Water Finance Authority, Series 2020 EE, Ref. RB	5.00%	06/15/2030	165	185,576
New York (City of), NY Municipal Water Finance Authority, Series 2020 FF, Ref. RB	4.00%	06/15/2041	150	152,546
New York (City of), NY Municipal Water Finance Authority, Series 2020 FF, Ref. RB	5.00%	06/15/2041	70	75,774
New York (City of), NY Municipal Water Finance Authority, Series 2020 GG, RB	5.00%	06/15/2030	75	84,353
New York (City of), NY Municipal Water Finance Authority, Series 2020 GG-1, RB	5.00%	06/15/2048	400	425,469
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2030 Municipal Bond ETF (BSMU)—(continued)
November 30, 2024
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-(continued)
New York (City of), NY Municipal Water Finance Authority, Series 2020 GG-1, RB	5.00%	06/15/2050	$250	$265,325
New York (City of), NY Municipal Water Finance Authority, Series 2020, Ref. RB	5.00%	06/15/2041	10	10,825
New York (City of), NY Municipal Water Finance Authority, Series 2020, Ref. RB	5.00%	06/15/2050	190	202,585
New York (City of), NY Municipal Water Finance Authority, Series 2022 AA-2, Ref. RB	5.00%	06/15/2032	25	28,249
New York (City of), NY Municipal Water Finance Authority, Series 2022 E, Ref. RB	5.00%	06/15/2030	235	264,305
New York (City of), NY Municipal Water Finance Authority, Subseries 2021 AA-2, Ref. RB	5.00%	06/15/2030	115	129,341
New York (City of), NY Municipal Water Finance Authority, Subseries 2021 AA-2, Ref. RB	5.00%	06/15/2032	130	146,895
New York (City of), NY Transitional Finance Authority, Series 2010 F-5, RB	5.00%	02/01/2030	330	366,882
New York (City of), NY Transitional Finance Authority, Series 2010, RB	5.00%	05/01/2030	20	22,328
New York (City of), NY Transitional Finance Authority, Series 2015, RB	3.00%	02/01/2030	10	9,969
New York (City of), NY Transitional Finance Authority, Series 2020 A, Ref. RB	4.00%	11/01/2038	15	15,460
New York (City of), NY Transitional Finance Authority, Series 2020 C-1, RB	4.00%	05/01/2039	365	375,285
New York (City of), NY Transitional Finance Authority, Series 2020 C-1, RB	4.00%	05/01/2039	50	51,409
New York (City of), NY Transitional Finance Authority, Series 2020 C-1, RB	4.00%	05/01/2040	5	5,101
New York (City of), NY Transitional Finance Authority, Series 2020 D, RB	5.00%	11/01/2037	60	65,929
New York (City of), NY Transitional Finance Authority, Series 2020 D, RB	4.00%	11/01/2040	10	10,202
New York (City of), NY Transitional Finance Authority, Series 2020 D, RB	4.00%	11/01/2042	100	101,116
New York (City of), NY Transitional Finance Authority, Series 2020, RB	5.00%	05/01/2033	410	456,716
New York (City of), NY Transitional Finance Authority, Series 2020, RB	5.00%	05/01/2034	275	305,741
New York (City of), NY Transitional Finance Authority, Series 2020, RB	5.00%	05/01/2034	70	77,825
New York (City of), NY Transitional Finance Authority, Series 2020, RB	5.00%	05/01/2037	105	115,542
New York (City of), NY Transitional Finance Authority, Series 2020, RB	4.00%	05/01/2040	25	25,507
New York (City of), NY Transitional Finance Authority, Series 2020, RB	5.00%	05/01/2041	510	555,513
New York (City of), NY Transitional Finance Authority, Series 2020, RB	4.00%	05/01/2043	500	504,725
New York (City of), NY Transitional Finance Authority, Series 2020, RB	3.00%	05/01/2046	100	84,144
New York (City of), NY Transitional Finance Authority, Series 2020, Ref. RB	5.00%	11/01/2030	70	78,786
New York (City of), NY Transitional Finance Authority, Series 2020, Ref. RB	5.00%	11/01/2032	100	111,610
New York (City of), NY Transitional Finance Authority, Series 2020, Ref. RB	5.00%	11/01/2033	60	66,779
New York (City of), NY Transitional Finance Authority, Series 2020, Ref. RB	4.00%	11/01/2035	260	270,958
New York (City of), NY Transitional Finance Authority, Series 2020, Ref. RB	5.00%	11/01/2036	35	38,548
New York (City of), NY Transitional Finance Authority, Series 2021 A, Ref. RB	4.00%	11/01/2034	20	20,901
New York (City of), NY Transitional Finance Authority, Series 2021 A-1, Ref. RB	5.00%	11/01/2030	5	5,628
New York (City of), NY Transitional Finance Authority, Series 2022 A-1, RB	5.00%	08/01/2030	100	112,099
New York (City of), NY Transitional Finance Authority, Series 2022 B-1, Ref. RB	5.00%	11/01/2030	15	16,883
New York (City of), NY Transitional Finance Authority, Series 2022 S-1A, Ref. RB	5.00%	07/15/2030	90	101,066
New York (City of), NY Transitional Finance Authority, Series 2022, Ref. RB	5.00%	11/01/2030	20	22,510
New York (City of), NY Transitional Finance Authority, Series 2023 E-1, Ref. RB	5.00%	11/01/2030	60	67,531
New York (City of), NY Transitional Finance Authority, Subseries 2015 B-1, RB	3.00%	11/01/2030	15	14,962
New York (City of), NY Transitional Finance Authority, Subseries 2020 C-1, RB	5.00%	05/01/2035	225	249,276
New York (City of), NY Transitional Finance Authority, Subseries 2020 C-1, RB	4.00%	05/01/2038	10	10,320
New York (City of), NY Transitional Finance Authority, Subseries 2021 C-1, RB	5.00%	05/01/2032	50	55,870
New York (City of), NY Transitional Finance Authority, Subseries 2021 C-1, RB	4.00%	05/01/2035	55	57,415
New York (City of), NY Transitional Finance Authority, Subseries 2021 C-1, RB	4.00%	05/01/2036	10	10,398
New York (City of), NY Transitional Finance Authority, Subseries 2021 D-1, RB	5.00%	11/01/2034	10	11,105
New York (City of), NY Transitional Finance Authority, Subseries 2021 D-1, RB	5.00%	11/01/2036	65	71,589
New York (City of), NY Transitional Finance Authority, Subseries 2021 S-1, Ref. RB	5.00%	07/15/2030	205	230,206
New York (City of), NY Trust for Cultural Resources (Lincoln Center for Performing Arts), Series 2020 A, Ref. RB	5.00%	12/01/2032	100	111,216
New York (City of), NY Trust for Cultural Resources (Lincoln Center for Performing Arts), Series 2020 A, Ref. RB	4.00%	12/01/2033	10	10,473
New York (City of), NY Trust for Cultural Resources (Lincoln Center for Performing Arts), Series 2020 A, Ref. RB	4.00%	12/01/2034	100	104,652
New York (City of), NY Trust for Cultural Resources (Lincoln Center for Performing Arts), Series 2020 A, Ref. RB	4.00%	12/01/2035	10	10,424
New York (State of) Dormitory Authority, Series 2005 B, Ref. RB, (INS - AMBAC)(a)	5.50%	03/15/2030	30	34,235
New York (State of) Dormitory Authority, Series 2019 D, Ref. RB	5.00%	02/15/2030	85	94,779
New York (State of) Dormitory Authority, Series 2020 A, Ref. RB	5.00%	03/15/2030	160	178,664
New York (State of) Dormitory Authority, Series 2020 A, Ref. RB	5.00%	03/15/2032	175	194,992
New York (State of) Dormitory Authority, Series 2020 A, Ref. RB	5.00%	03/15/2033	15	16,670
New York (State of) Dormitory Authority, Series 2020 A, Ref. RB	4.00%	03/15/2034	115	120,747
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2030 Municipal Bond ETF (BSMU)—(continued)
November 30, 2024
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-(continued)
New York (State of) Dormitory Authority, Series 2020 A, Ref. RB	4.00%	03/15/2035	$45	$47,021
New York (State of) Dormitory Authority, Series 2020 A, Ref. RB	4.00%	03/15/2046	20	19,985
New York (State of) Dormitory Authority, Series 2020 A-2, Ref. RB	5.00%	07/01/2030	5	5,667
New York (State of) Dormitory Authority, Series 2020 D, Ref. RB	5.00%	02/15/2032	65	71,743
New York (State of) Dormitory Authority, Series 2020 D, Ref. RB	5.00%	02/15/2033	295	324,812
New York (State of) Dormitory Authority, Series 2020 D, Ref. RB	5.00%	02/15/2034	780	857,426
New York (State of) Dormitory Authority, Series 2020 D, Ref. RB	5.00%	02/15/2035	120	131,633
New York (State of) Dormitory Authority, Series 2020 D, Ref. RB	4.00%	02/15/2036	150	155,318
New York (State of) Dormitory Authority, Series 2020 D, Ref. RB	4.00%	02/15/2037	370	381,525
New York (State of) Dormitory Authority, Series 2020 D, Ref. RB	4.00%	02/15/2038	100	102,613
New York (State of) Dormitory Authority, Series 2020 D, Ref. RB	4.00%	02/15/2039	20	20,399
New York (State of) Dormitory Authority, Series 2020 D, Ref. RB	5.00%	02/15/2041	370	398,090
New York (State of) Dormitory Authority, Series 2021 A, RB, (INS - AGM)(a)	5.00%	10/01/2030	125	137,173
New York (State of) Dormitory Authority, Series 2021 A, Ref. RB	5.00%	03/15/2030	20	22,333
New York (State of) Dormitory Authority, Series 2022 A, RB, (INS - BAM)(a)	5.00%	10/01/2030	85	95,736
New York (State of) Dormitory Authority, Series 2022 A, RB, (INS - BAM)(a)	5.00%	10/01/2033	165	183,425
New York (State of) Dormitory Authority, Series 2022 A, RB, (INS - BAM)(a)	5.00%	10/01/2034	290	321,532
New York (State of) Dormitory Authority, Series 2022 A, RB, (INS - BAM)(a)	5.00%	10/01/2036	25	27,563
New York (State of) Dormitory Authority, Series 2022 A, RB, (INS - BAM)(a)	5.00%	10/01/2042	365	393,092
New York (State of) Dormitory Authority, Series 2022 A, Ref. RB	5.00%	03/15/2030	20	22,333
New York (State of) Dormitory Authority, Series 2022, RB, (INS - BAM)(a)	5.00%	10/01/2032	10	11,142
New York (State of) Dormitory Authority, Series 2022, RB, (INS - BAM)(a)	5.00%	10/01/2035	20	22,104
New York (State of) Dormitory Authority, Series 2023 A, Ref. RB	5.00%	03/15/2030	505	563,908
New York (State of) Dormitory Authority, Series 2024 A, Ref. RB	5.00%	03/15/2030	5	5,583
New York (State of) Dormitory Authority (Bidding Group 2), Series 2020 A, Ref. RB	4.00%	03/15/2036	255	265,016
New York (State of) Dormitory Authority (General Purpose), Series 2020 D, Ref. RB	5.00%	02/15/2048	15	15,859
New York (State of) Power Authority (Green Transmission), Series 2023, RB, (INS - AGM)(a)	5.00%	11/15/2030	10	11,344
New York (State of) Thruway Authority, Series 2019 B, RB	5.00%	01/01/2036	25	27,326
New York (State of) Thruway Authority, Series 2019 B, RB	4.00%	01/01/2037	355	363,353
New York (State of) Thruway Authority, Series 2019 B, RB	4.00%	01/01/2038	25	25,490
New York (State of) Thruway Authority, Series 2019 B, RB	4.00%	01/01/2045	625	619,712
New York (State of) Thruway Authority, Series 2019 B, RB, (INS - AGM)(a)	4.00%	01/01/2045	35	34,890
New York (State of) Thruway Authority, Series 2020 N, RB	5.00%	01/01/2035	40	43,986
New York (State of) Thruway Authority, Series 2020 N, RB	5.00%	01/01/2036	55	60,281
New York (State of) Thruway Authority, Series 2020 N, RB	5.00%	01/01/2037	25	27,317
New York (State of) Thruway Authority, Series 2020 N, RB	5.00%	01/01/2039	20	21,666
New York (State of) Thruway Authority (Bidding Group 1), Series 2022 A, Ref. RB	5.00%	03/15/2030	25	27,890
New York (State of) Thruway Authority (Bidding Group 5), Series 2021 A-1, Ref. RB	5.00%	03/15/2030	185	206,387
New York State Environmental Facilities Corp. (NYC Municipal Water Finance Authority), Series 2021, RB	5.00%	06/15/2030	45	50,810
New York State Urban Development Corp., Series 2020 A, RB	5.00%	03/15/2030	165	184,161
New York State Urban Development Corp., Series 2020 A, RB	5.00%	03/15/2035	90	99,450
New York State Urban Development Corp., Series 2020 A, RB	5.00%	03/15/2036	605	666,772
New York State Urban Development Corp., Series 2020 A, RB	5.00%	03/15/2037	145	159,405
New York State Urban Development Corp., Series 2020 A, RB	5.00%	03/15/2041	180	195,055
New York State Urban Development Corp., Series 2020 A, RB	5.00%	03/15/2042	20	21,605
New York State Urban Development Corp., Series 2020 C, Ref. RB	4.00%	03/15/2037	240	248,151
New York State Urban Development Corp., Series 2020 C, Ref. RB	5.00%	03/15/2038	30	32,891
New York State Urban Development Corp., Series 2020 C, Ref. RB	5.00%	03/15/2047	350	372,861
New York State Urban Development Corp., Series 2020 E, Ref. RB	5.00%	03/15/2033	90	99,264
New York State Urban Development Corp., Series 2020 E, Ref. RB	4.00%	03/15/2035	105	108,926
New York State Urban Development Corp., Series 2020 E, Ref. RB	4.00%	03/15/2036	50	51,734
New York State Urban Development Corp., Series 2020, Ref. RB	5.00%	03/15/2030	30	33,484
New York State Urban Development Corp., Series 2020, Ref. RB	5.00%	03/15/2032	50	55,768
New York State Urban Development Corp., Series 2020, Ref. RB	5.00%	03/15/2033	60	66,714
New York State Urban Development Corp., Series 2020, Ref. RB	4.00%	03/15/2034	315	328,870
New York State Urban Development Corp., Series 2020, Ref. RB	5.00%	03/15/2035	140	154,700
New York State Urban Development Corp., Series 2020, Ref. RB	5.00%	03/15/2036	45	49,595
New York State Urban Development Corp., Series 2020, Ref. RB	5.00%	03/15/2043	90	96,913
New York State Urban Development Corp., Series 2020, Ref. RB	5.00%	03/15/2044	220	236,173
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2030 Municipal Bond ETF (BSMU)—(continued)
November 30, 2024
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-(continued)
New York State Urban Development Corp., Series 2022, Ref. RB	5.00%	03/15/2030	$5	$5,581
New York State Urban Development Corp., Series 2022, Ref. RB	5.00%	09/15/2030	160	180,076
New York State Urban Development Corp. (Bidding Group 1), Series 2021 A, Ref. RB	5.00%	03/15/2030	90	100,451
New York State Urban Development Corp. (Bidding Group 4), Series 2020 E, Ref. RB	5.00%	03/15/2030	230	256,709
New York State Urban Development Corp. (Bidding Group 4), Series 2020 E, Ref. RB	4.00%	03/15/2046	500	498,903
New York Transportation Development Corp. (Terminal 4 JFK International Airport), Series 2020 C, Ref. RB	5.00%	12/01/2033	130	141,133
New York Transportation Development Corp. (Terminal 4 JFK International Airport), Series 2020 C, Ref. RB	5.00%	12/01/2034	195	211,219
New York Transportation Development Corp. (Terminal 4 JFK International Airport), Series 2020 C, Ref. RB	5.00%	12/01/2036	50	53,875
New York Transportation Development Corp. (Terminal 4 JFK International Airport), Series 2020, Ref. RB	5.00%	12/01/2032	30	32,659
New York Transportation Development Corp. (Terminal 4 JFK International Airport), Series 2020, Ref. RB	5.00%	12/01/2035	90	97,213
New York Transportation Development Corp. (Terminal 4 JFK International Airport), Series 2020, Ref. RB	5.00%	12/01/2037	25	26,860
Triborough Bridge & Tunnel Authority, Series 2018 B, Ref. RB	5.00%	11/15/2030	185	208,892
Triborough Bridge & Tunnel Authority, Series 2018 D, RB	5.00%	11/15/2033	135	150,805
Triborough Bridge & Tunnel Authority, Series 2018 D, RB	5.00%	11/15/2034	25	27,835
Triborough Bridge & Tunnel Authority (Green Bonds), Series 2023, RB	5.00%	11/15/2030	140	157,926
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2020 A, RB	5.00%	11/15/2049	500	531,283
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2020 A, RB	4.00%	11/15/2054	100	99,482
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2020 A, RB	5.00%	11/15/2054	325	343,824
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2022 B, RB	5.00%	05/15/2030	90	101,126
Troy Capital Resource Corp. (Rensselaer Polytechnic Institute), Series 2020 A, Ref. RB	5.00%	09/01/2037	20	21,705
Troy Capital Resource Corp. (Rensselaer Polytechnic Institute), Series 2020, Ref. RB	5.00%	09/01/2033	30	32,828
Troy Capital Resource Corp. (Rensselaer Polytechnic Institute), Series 2020, Ref. RB	5.00%	09/01/2034	95	104,160
Troy Capital Resource Corp. (Rensselaer Polytechnic Institute), Series 2020, Ref. RB	5.00%	09/01/2035	20	21,883
Troy Capital Resource Corp. (Rensselaer Polytechnic Institute), Series 2020, Ref. RB	5.00%	09/01/2036	90	98,171
Troy Capital Resource Corp. (Rensselaer Polytechnic Institute), Series 2020, Ref. RB	5.00%	09/01/2038	25	27,032
				30,099,876
North Carolina-1.41%
Charlotte (City of), NC, Series 2020, Ref. RB	5.00%	07/01/2030	10	11,239
Charlotte (City of), NC, Series 2020, Ref. RB	5.00%	07/01/2033	15	16,747
Charlotte (City of), NC, Series 2020, Ref. RB	5.00%	07/01/2034	10	11,138
Mecklenburg (County of), NC, Series 2022, GO Bonds	5.00%	09/01/2030	295	332,476
North Carolina (State of), Series 2019 B, GO Bonds	5.00%	06/01/2030	25	27,444
North Carolina (State of), Series 2020 A, GO Bonds	5.00%	06/01/2030	500	561,435
North Carolina (State of), Series 2020 B, RB	5.00%	05/01/2030	15	16,762
North Carolina (State of), Series 2020 B, RB	5.00%	05/01/2032	35	38,899
North Carolina (State of), Series 2020 B, RB	5.00%	05/01/2033	95	105,179
North Carolina (State of) Turnpike Authority (Triangle Expressway), Series 2019, RB	5.00%	01/01/2043	250	262,321
North Carolina (State of) Turnpike Authority (Triangle Expressway), Series 2019, RB, (INS - AGM)(a)	5.00%	01/01/2049	110	114,830
North Carolina State University at Raleigh, Series 2020 A, Ref. RB	5.00%	10/01/2030	25	27,944
Raleigh (City of), NC, Series 2024, Ref. RB	5.00%	10/01/2030	10	11,228
Wake (County of), NC, Series 2021, RB	5.00%	03/01/2030	20	22,297
Wake (County of), NC, Series 2023 A, Ref. GO Bonds	5.00%	05/01/2030	60	67,275
Wake (County of), NC, Series 2024 B, Ref. GO Bonds	5.00%	09/01/2030	130	146,589
				1,773,803
Ohio-1.98%
Allen (County of), OH (Bon Secours Mercy Health, Inc.), Series 2020, Ref. RB	5.00%	12/01/2030	20	21,958
American Municipal Power, Inc. (Fremont Energy Center), Series 2021, Ref. RB	5.00%	02/15/2030	10	11,012
American Municipal Power, Inc. (Prairie State Energy Campus), Series 2019, Ref. RB	5.00%	02/15/2033	130	142,020
American Municipal Power, Inc. (Prairie State Energy Campus), Series 2019, Ref. RB	5.00%	02/15/2035	70	76,012
American Municipal Power, Inc. (Prairie State Energy Campus), Series 2019, Ref. RB	4.00%	02/15/2039	200	202,037
American Municipal Power, Inc. (Prairie State Energy Campus), Series 2021, Ref. RB	5.00%	02/15/2032	80	87,609
American Municipal Power, Inc. (Prairie State Energy Campus), Series 2021, Ref. RB	5.00%	02/15/2033	50	54,623
American Municipal Power, Inc. (Prairie State Energy Campus), Series 2021, Ref. RB	4.00%	02/15/2036	15	15,324
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2030 Municipal Bond ETF (BSMU)—(continued)
November 30, 2024
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Ohio-(continued)
American Municipal Power, Inc. (Prairie State Energy Campus), Series 2021, Ref. RB, (INS - BAM)(a)	5.00%	02/15/2033	$45	$49,252
Columbus (City of), OH, Series 2021 A, GO Bonds	5.00%	04/01/2030	20	22,329
Columbus (City of), OH, Series 2021 A, GO Bonds	5.00%	04/01/2032	165	184,591
Columbus (City of), OH, Series 2021 A, GO Bonds	5.00%	04/01/2033	40	44,663
Columbus (City of), OH, Series 2021 A, GO Bonds	5.00%	04/01/2034	15	16,715
Columbus (City of), OH, Series 2021 A, GO Bonds	5.00%	04/01/2035	70	77,815
Columbus (City of), OH, Series 2021 A, GO Bonds	5.00%	04/01/2036	40	44,356
Hamilton (County of), OH (UC Health), Series 2020, RB	5.00%	09/15/2050	105	106,242
Miami University, Series 2020 A, Ref. RB	4.00%	09/01/2045	50	50,085
Ohio (State of), Series 2019-1, RB	5.00%	12/15/2030	185	208,395
Ohio (State of), Series 2021 B, Ref. GO Bonds	5.00%	09/15/2030	215	241,855
Ohio (State of) Water Development Authority (Water Pollution Control Loan Fund), Series 2020 A, RB	5.00%	06/01/2032	20	22,251
Ohio (State of) Water Development Authority (Water Pollution Control Loan Fund), Series 2020 A, RB	5.00%	12/01/2032	5	5,555
Ohio (State of) Water Development Authority (Water Pollution Control Loan Fund), Series 2020 A, RB	5.00%	06/01/2033	15	16,656
Ohio (State of) Water Development Authority (Water Pollution Control Loan Fund), Series 2020 A, RB	5.00%	12/01/2034	50	55,347
Ohio (State of) Water Development Authority (Water Pollution Control Loan Fund), Series 2020 A, RB	5.00%	12/01/2036	50	55,077
Ohio (State of) Water Development Authority (Water Pollution Control Loan Fund), Series 2020 A, RB	5.00%	12/01/2037	15	16,479
Ohio (State of) Water Development Authority (Water Pollution Control Loan Fund), Series 2020 A, RB	5.00%	12/01/2038	15	16,439
Ohio (State of) Water Development Authority (Water Pollution Control Loan Fund), Series 2020 A, RB	5.00%	12/01/2039	250	273,309
Ohio (State of) Water Development Authority (Water Pollution Control Loan Fund), Series 2020 A, RB	5.00%	12/01/2040	200	217,966
Ohio (State of) Water Development Authority (Water Pollution Control Loan Fund), Series 2020 A, RB	5.00%	12/01/2050	135	143,984
Ohio (State of) Water Development Authority (Water Pollution Control Loan Fund), Series 2020 B, RB	4.00%	12/01/2038	10	10,318
				2,490,274
Oklahoma-0.04%
Cleveland (County of), OK Educational Facilities Authority (Moore Public Schools), Series 2021, RB	4.00%	06/01/2030	25	26,184
Oklahoma (State of) Capitol Improvement Authority (Department of Transportation), Series 2020 B, RB	4.00%	07/01/2045	10	10,033
Oklahoma (State of) Turnpike Authority, Series 2020 A, Ref. RB	5.00%	01/01/2030	15	16,571
				52,788
Oregon-1.58%
Hillsboro School District No. 1J, Series 2020, GO Bonds, (CEP - Oregon School Bond Guaranty)	4.00%	06/15/2039	5	5,116
Medford (City of), OR Hospital Facilities Authority (Asante), Series 2020 A, Ref. RB	5.00%	08/15/2036	50	53,891
Medford (City of), OR Hospital Facilities Authority (Asante), Series 2020 A, Ref. RB	5.00%	08/15/2037	15	16,119
Medford (City of), OR Hospital Facilities Authority (Asante), Series 2020 A, Ref. RB	5.00%	08/15/2050	250	261,873
Oregon (State of) (Article XI-Q State), Series 2023 A, GO Bonds	5.00%	05/01/2030	15	16,746
Oregon (State of) Department of Transportation, Series 2020 A, RB	5.00%	11/15/2035	50	55,458
Oregon (State of) Department of Transportation, Series 2020 A, RB	5.00%	11/15/2036	25	27,661
Oregon (State of) Department of Transportation, Series 2020 A, RB	5.00%	11/15/2037	80	88,263
Oregon (State of) Department of Transportation, Series 2020 A, RB	5.00%	11/15/2039	90	98,780
Oregon (State of) Department of Transportation, Series 2020 A, RB	5.00%	11/15/2040	140	153,224
Oregon (State of) Facilities Authority, Series 2020, Ref. RB	5.00%	10/01/2040	50	52,167
Portland (City of), OR, Series 2019 A, Ref. RB	5.00%	03/01/2030	50	55,110
Salem-Keizer School District No. 24J, Series 2020 B, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	06/15/2032	635	704,962
Salem-Keizer School District No. 24J, Series 2020 B, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	06/15/2033	55	60,945
Salem-Keizer School District No. 24J, Series 2020 B, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	06/15/2034	200	221,524
Salem-Keizer School District No. 24J, Series 2020 C, GO Bonds, (CEP - Oregon School Bond Guaranty)	4.00%	06/15/2036	105	109,455
				1,981,294
Pennsylvania-2.11%
Allegheny (County of), PA, Series 2020 C-78, GO Bonds	4.00%	11/01/2045	10	9,959
Allegheny (County of), PA Higher Education Building Authority (Carnegie Mellon University), Series 2020, RB	5.00%	02/01/2030	80	88,778
Allegheny (County of), PA Hospital Development Authority (University of Pittsburgh Medical Center), Series 2019, Ref. RB	5.00%	07/15/2030	50	54,090
Geisinger Authority (Geisinger Health System), Series 2020, Ref. RB	5.00%	04/01/2035	140	152,583
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2030 Municipal Bond ETF (BSMU)—(continued)
November 30, 2024
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Pennsylvania-(continued)
Geisinger Authority (Geisinger Health System), Series 2020, Ref. RB	4.00%	04/01/2039	$85	$85,868
Geisinger Authority (Geisinger Health System), Series 2020, Ref. RB	5.00%	04/01/2050	105	109,832
Monroeville Finance Authority, Series 2022 B, Ref. RB	5.00%	02/15/2030	50	55,062
Pennsylvania (Commonwealth of), First Series 2015, GO Bonds	3.00%	03/15/2030	265	264,910
Pennsylvania (Commonwealth of), First Series 2020, GO Bonds	5.00%	05/01/2030	145	161,726
Pennsylvania (Commonwealth of), First Series 2020, GO Bonds	4.00%	05/01/2032	20	21,010
Pennsylvania (Commonwealth of), First Series 2020, GO Bonds	4.00%	05/01/2033	200	209,693
Pennsylvania (Commonwealth of), First Series 2020, GO Bonds	4.00%	05/01/2034	55	57,561
Pennsylvania (Commonwealth of), First Series 2021, GO Bonds	5.00%	05/15/2030	50	55,804
Pennsylvania (Commonwealth of), First Series 2023, Ref. GO Bonds	5.00%	09/01/2030	35	39,267
Pennsylvania (Commonwealth of), Series 2022, GO Bonds	5.00%	10/01/2030	25	28,086
Pennsylvania (Commonwealth of) (Bid Group C), First Series 2023, GO Bonds	5.00%	09/01/2030	10	11,219
Pennsylvania (Commonwealth of) Higher Educational Facilities Authority, Series 2020 A, Ref. RB, (INS - AGM)(a)	5.00%	05/01/2046	40	42,308
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2020 B, RB	5.00%	12/01/2045	230	247,604
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2021 A, RB	4.00%	12/01/2045	75	75,435
Philadelphia (City of), PA, Series 2020 A, RB	5.00%	11/01/2045	305	326,742
Philadelphia (City of), PA, Series 2020 A, RB	5.00%	11/01/2050	35	37,202
Philadelphia (City of), PA Authority for Industrial Development (Children’s Hospital of Philadelphia), Series 2021, Ref. RB	5.00%	07/01/2030	40	44,451
Ridley School District, Series 2022, GO Bonds, (INS - BAM)(a)	4.00%	11/15/2043	460	464,656
				2,643,846
Rhode Island-0.19%
Rhode Island Commerce Corp. (Garvee), Series 2020 A, RB	5.00%	05/15/2034	95	104,295
Rhode Island Commerce Corp. (Garvee), Series 2020 A, RB	5.00%	05/15/2035	25	27,376
Rhode Island Commerce Corp. (Garvee), Series 2020, RB	5.00%	05/15/2032	60	66,085
Rhode Island Commerce Corp. (Garvee), Series 2020, RB	5.00%	05/15/2033	35	38,476
				236,232
South Carolina-0.71%
South Carolina (State of) Public Service Authority, Series 2020 A, Ref. RB	5.00%	12/01/2032	90	99,159
South Carolina (State of) Public Service Authority, Series 2020 A, Ref. RB	4.00%	12/01/2037	375	379,203
South Carolina (State of) Public Service Authority, Series 2020 A, Ref. RB	5.00%	12/01/2043	160	170,122
South Carolina (State of) Public Service Authority, Series 2020 A, Ref. RB, (INS - BAM)(a)	4.00%	12/01/2040	145	146,353
South Carolina (State of) Transportation Infrastructure Bank, Series 2021 B, Ref. RB	5.00%	10/01/2030	90	100,954
				895,791
Tennessee-0.43%
Knox (County of), TN Health, Educational & Housing Facility Board (University Health System), Series 2020 A, RB	5.00%	09/01/2030	50	52,349
Memphis (City of), TN, Series 2020 B, Ref. RB	5.00%	10/01/2045	15	16,127
Metropolitan Nashville Airport Authority (The), Series 2019 A, RB	5.00%	07/01/2049	70	73,701
Metropolitan Nashville Airport Authority (The), Series 2019 A, RB	5.00%	07/01/2054	100	104,802
Nashville (City of) & Davidson (County of), TN Metropolitan Government, Series 2020 A, RB	4.00%	07/01/2045	120	120,589
Nashville (City of) & Davidson (County of), TN Metropolitan Government, Series 2021 C, GO Bonds	5.00%	01/01/2030	40	44,449
Tennessee (State of), Series 2023 A, GO Bonds	5.00%	05/01/2030	115	128,943
				540,960
Texas-7.46%
Alamo Community College District, Series 2022, GO Notes	5.00%	02/15/2030	55	60,904
Austin (City of), TX, Series 2020 A, Ref. RB	5.00%	11/15/2050	325	345,916
Austin (City of), TX, Series 2020 C, Ref. RB	5.00%	11/15/2045	5	5,370
Austin (City of), TX, Series 2022, Ref. RB	5.00%	11/15/2030	55	61,909
Austin Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/01/2030	250	280,387
Board of Regents of the University of Texas System, Series 2020 A, Ref. RB	5.00%	08/15/2030	155	173,601
Board of Regents of the University of Texas System, Series 2024 A, Ref. RB	5.00%	08/15/2030	5	5,600
Central Texas Regional Mobility Authority, Series 2020 B, Ref. RB	5.00%	01/01/2045	5	5,239
Central Texas Regional Mobility Authority, Series 2020 E, RB	5.00%	01/01/2045	45	47,153
Clear Creek Independent School District, Series 2013 B, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2030	10	11,109
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2030 Municipal Bond ETF (BSMU)—(continued)
November 30, 2024
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas-(continued)
Conroe Independent School District, Series 2020 A, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2030	$240	$267,118
Crandall Independent School District, Series 2020, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	08/15/2046	30	29,790
Cypress-Fairbanks Independent School District, Series 2019, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2030	25	27,310
Cypress-Fairbanks Independent School District, Series 2023 A, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2030	25	27,799
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport), Series 2020 A, Ref. RB	5.00%	11/01/2032	15	16,638
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport), Series 2020 A, Ref. RB	4.00%	11/01/2034	400	413,205
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport), Series 2020 A, Ref. RB	4.00%	11/01/2035	180	185,425
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport), Series 2020, Ref. RB	5.00%	11/01/2032	60	66,552
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport), Series 2020, Ref. RB	4.00%	11/01/2034	20	20,660
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport), Series 2020, Ref. RB	4.00%	11/01/2035	10	10,301
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport), Series 2021 A, Ref. RB	5.00%	11/01/2034	20	22,017
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport), Series 2021 A, Ref. RB	4.00%	11/01/2046	130	130,094
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport), Series 2022 B, Ref. RB	5.00%	11/01/2030	5	5,578
Dallas (City of), TX, Series 2020 C, Ref. RB	5.00%	10/01/2033	90	100,228
Dallas (City of), TX, Series 2020 C, Ref. RB	4.00%	10/01/2037	20	20,462
Dallas (City of), TX, Series 2020 C, Ref. RB	5.00%	10/01/2038	105	115,140
Dallas (City of), TX, Series 2020 C, Ref. RB	4.00%	10/01/2039	50	50,783
Dallas (City of), TX, Series 2020 C, Ref. RB	5.00%	10/01/2045	180	193,587
Dallas (City of), TX, Series 2020 C, Ref. RB	4.00%	10/01/2049	10	9,860
Dallas (City of), TX, Series 2024 B, Ctfs. of Obligations	5.00%	02/15/2030	20	22,178
Dallas (City of), TX, Series 2024 B, Ref. GO Bonds	5.00%	02/15/2030	15	16,633
Dallas (City of), TX Area Rapid Transit, Series 2007, Ref. RB, (INS - AMBAC)(a)	5.25%	12/01/2030	285	319,587
Dallas (City of), TX Area Rapid Transit, Series 2021 B, Ref. RB	5.00%	12/01/2047	250	267,289
Dallas (City of), TX Independent School District, Series 2019 B, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2030	55	60,104
Dallas College, Series 2022, GO Bonds	5.00%	02/15/2030	50	55,087
Denton Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/15/2030	20	22,311
Galveston Independent School District, Series 2022, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/01/2047	100	100,040
Garland Independent School District, Series 2023 A, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2030	15	16,695
Harris (County of), TX, Series 2022 A, Ref. GO Bonds	5.00%	08/15/2030	90	100,901
Harris (County of), TX, Series 2022 A, Ref. RB	5.00%	08/15/2030	5	5,580
Harris (County of), TX Port Authority of Houston, Series 2020 A-2, Ref. GO Bonds	4.00%	10/01/2036	25	25,783
Harris (County of), TX Port Authority of Houston, Series 2020 A-2, Ref. GO Bonds	4.00%	10/01/2037	160	164,548
Harris (County of), TX Toll Road Authority (The), Series 2021, Ref. RB	5.00%	08/15/2030	85	94,867
Harris (County of), TX Toll Road Authority (The), Series 2021, Ref. RB	4.00%	08/15/2040	15	15,226
Houston (City of), TX, Series 2019 A, Ref. GO Bonds	5.00%	03/01/2030	70	76,179
Houston (City of), TX, Series 2019 A, Ref. RB	5.00%	11/15/2032	185	205,848
Houston (City of), TX, Series 2019 A, Ref. RB	5.00%	11/15/2033	15	16,670
Houston (City of), TX, Series 2020 C, Ref. RB	5.00%	11/15/2034	90	99,792
Houston (City of), TX, Series 2020 C, Ref. RB	4.00%	11/15/2035	25	25,729
Houston (City of), TX, Series 2020 C, Ref. RB	4.00%	11/15/2036	40	41,000
Houston (City of), TX, Series 2020 C, Ref. RB	5.00%	11/15/2045	125	133,548
Houston Independent School District, Series 2014, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2030	45	44,999
Hurst-Euless-Bedford Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/15/2030	500	558,881
Lamar Consolidated Independent School District, Series 2020, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2043	25	25,085
Lewisville Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/15/2030	55	61,600
Lower Colorado River Authority (LCRA Transmission Services Corp.), Series 2020, RB	5.00%	05/15/2045	130	138,146
Lower Colorado River Authority (LCRA Transmission Services Corp.), Series 2021, Ref. RB	5.00%	05/15/2038	10	10,828
Lower Colorado River Authority (LCRA Transmission Services Corp.), Series 2021, Ref. RB	5.00%	05/15/2039	100	107,735
Lower Colorado River Authority (LCRA Transmission Services Corp.), Series 2021, Ref. RB	5.00%	05/15/2041	15	16,060
Lower Colorado River Authority (LCRA Transmission Services Corp.), Series 2021, Ref. RB	5.00%	05/15/2046	85	90,208
Lower Colorado River Authority (LCRA Transmission Services Corp.), Series 2021, Ref. RB	5.00%	05/15/2051	195	205,921
Lubbock (City of), TX, Series 2021, RB	4.00%	04/15/2046	135	135,148
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2030 Municipal Bond ETF (BSMU)—(continued)
November 30, 2024
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas-(continued)
Matagorda County Navigation District No. 1 (Aep Texas Central Co.), Series 2005 A, Ref. RB, (INS - AMBAC)(a)	4.40%	05/01/2030	$210	$220,349
Matagorda County Navigation District No. 1 (Aep Texas Central Co.), Series 2008, Ref. RB	4.00%	06/01/2030	15	15,002
Midland Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2030	10	11,130
North East Independent School District, Series 2007, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.25%	02/01/2030	35	39,349
North Texas Municipal Water District, Series 2021 A, Ref. RB	4.00%	09/01/2030	10	10,586
North Texas Tollway Authority, Series 2021 B, RB	5.00%	01/01/2030	75	82,629
Permanent University Fund - University of Texas System, Series 2007 B, Ref. RB	5.25%	07/01/2030	285	322,407
Permanent University Fund - University of Texas System, Series 2022 A, RB	5.00%	07/01/2030	30	33,552
Plainview Independent School District, Series 2020 A, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2046	25	26,511
Plano Independent School District, Series 2023, GO Bonds	5.00%	02/15/2030	115	126,935
Round Rock Independent School District, Series 2019 A, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/01/2030	210	231,318
Royse (City of), TX Independent School District, Series 2021, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2051	65	64,741
San Antonio (City of), TX, Series 2019, Ref. GO Bonds	5.00%	08/01/2030	90	98,351
San Antonio (City of), TX, Series 2019, Ref. RB	5.00%	02/01/2034	20	21,833
San Antonio (City of), TX, Series 2019, Ref. RB	5.00%	02/01/2035	65	70,838
San Antonio (City of), TX, Series 2019, Ref. RB	5.00%	02/01/2036	140	152,148
San Antonio (City of), TX, Series 2020, RB	5.00%	02/01/2049	100	105,607
San Antonio (City of), TX Water System, Series 2020 A, Ref. RB	5.00%	05/15/2045	25	26,624
San Antonio (City of), TX Water System, Series 2020 A, Ref. RB	5.00%	05/15/2050	320	338,696
San Antonio Public Facilities Corp., Series 2022, Ref. RB	5.00%	09/15/2030	5	5,514
Tarrant County College District, Series 2022, GO Bonds	5.00%	08/15/2030	20	22,333
Texas (State of) Transportation Commission, Series 2024, Ref. GO Bonds	5.00%	04/01/2030	20	22,255
Texas (State of) Transportation Commission (Central Texas Turnpike System), Series 2020 A, Ref. RB	5.00%	08/15/2039	200	215,754
Texas (State of) Water Development Board, Series 2020, RB	5.00%	08/01/2030	245	273,550
Texas (State of) Water Development Board, Series 2020, RB	5.00%	08/01/2033	5	5,546
Texas (State of) Water Development Board, Series 2020, RB	4.00%	08/01/2034	40	41,753
Texas (State of) Water Development Board, Series 2020, RB	4.00%	08/01/2035	105	109,102
Texas (State of) Water Development Board, Series 2020, RB	4.00%	08/01/2036	25	25,886
Texas (State of) Water Development Board, Series 2020, RB	4.00%	08/01/2037	10	10,308
Texas (State of) Water Development Board, Series 2020, RB	4.00%	08/01/2038	140	143,909
Texas (State of) Water Development Board, Series 2020, RB	4.00%	10/15/2045	25	25,161
Texas (State of) Water Development Board, Series 2021, RB	5.00%	08/01/2030	15	16,748
Texas (State of) Water Development Board, Series 2023 A, RB	5.00%	10/15/2030	55	61,605
Texas Private Activity Bond Surface Transportation Corp., Series 2020, Ref. RB	4.00%	06/30/2032	50	51,145
Texas Private Activity Bond Surface Transportation Corp., Series 2020, Ref. RB	4.00%	12/31/2032	15	15,326
Texas Private Activity Bond Surface Transportation Corp., Series 2020, Ref. RB	4.00%	06/30/2033	25	25,479
Texas Private Activity Bond Surface Transportation Corp., Series 2020, Ref. RB	4.00%	12/31/2038	5	5,018
Texas Private Activity Bond Surface Transportation Corp., Series 2020, Ref. RB	4.00%	06/30/2039	15	15,024
Texas Private Activity Bond Surface Transportation Corp., Series 2020, Ref. RB	4.00%	06/30/2040	10	9,983
Texas Private Activity Bond Surface Transportation Corp. (LBJ Infrastructure Group LLC I-635 Managed Lanes), Series 2020, Ref. RB	4.00%	12/31/2035	60	60,740
Texas Private Activity Bond Surface Transportation Corp. (NTE Mobility Partners LLC - North Tarrant Express Managed Lanes), Series 2019 A, Ref. RB	5.00%	12/31/2030	10	10,771
Trinity River Authority, Series 2019, Ref. RB	5.00%	08/01/2030	45	49,382
Trinity River Authority, Series 2020, Ref. RB	5.00%	08/01/2030	25	27,941
University of Houston, Series 2022 A, Ref. RB	5.00%	02/15/2030	100	110,073
Williamson (County of), TX, Series 2024, GO Notes	5.00%	02/15/2030	10	11,063
				9,359,916
Utah-0.46%
Intermountain Power Agency, Series 2022 A, Ref. RB	5.00%	07/01/2030	195	217,550
Intermountain Power Agency, Series 2023 A, RB	5.00%	07/01/2030	25	27,891
University of Utah (The) (Green Bonds), Series 2022 B, RB	5.00%	08/01/2030	195	218,593
Utah (County of), UT (IHC Health Services, Inc.), Series 2020 A, RB	5.00%	05/15/2043	100	106,995
				571,029
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2030 Municipal Bond ETF (BSMU)—(continued)
November 30, 2024
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Virginia-1.46%
Fairfax (County of), VA, Series 2020 A, Ref. GO Bonds	5.00%	10/01/2030	$65	$72,540
Fairfax (County of), VA, Series 2020 A, Ref. GO Bonds	5.00%	10/01/2031	110	122,520
Fairfax (County of), VA Industrial Development Authority (Inova Health System), Series 2023, Ref. RB	5.00%	05/15/2030	70	77,750
Hampton (City of), VA Roads Transportation Accountability Commission, Series 2020 A, RB	4.00%	07/01/2040	175	178,406
Hampton (City of), VA Roads Transportation Accountability Commission, Series 2020 A, RB	5.00%	07/01/2050	150	159,394
Virginia (Commonwealth of) College Building Authority (21st Centuity College and Equipment), Series 2020, RB	5.00%	02/01/2034	50	54,934
Virginia (Commonwealth of) College Building Authority (21st Centuity College and Equipment), Series 2022 A, RB	5.00%	02/01/2030	100	111,023
Virginia (Commonwealth of) College Building Authority (21st Century College and Equipment Programs), Series 2019 C, Ref. RB	5.00%	02/01/2030	75	81,721
Virginia (Commonwealth of) College Building Authority (21st Century College and Equipment Programs), Series 2020 A, RB	5.00%	02/01/2035	150	164,597
Virginia (Commonwealth of) College Building Authority (21st Century College and Equipment Programs), Series 2021 A, RB	5.00%	02/01/2030	140	155,433
Virginia (Commonwealth of) College Building Authority (21st Century College and Equipment Programs), Series 2023, Ref. RB	5.00%	02/01/2030	200	222,047
Virginia (Commonwealth of) Public Building Authority, Series 2020 B, Ref. RB	5.00%	08/01/2030	10	11,215
Virginia (Commonwealth of) Public Building Authority, Series 2021 A-1, RB	5.00%	08/01/2030	55	61,716
Virginia (Commonwealth of) Public Building Authority (Bidding Group 1), Series 2022 A, RB	5.00%	08/01/2030	225	252,474
Virginia (Commonwealth of) Transportation Board (Transportation Capital), Series 2024, Ref. RB	5.00%	05/15/2030	95	106,334
				1,832,104
Washington-4.29%
Central Puget Sound Regional Transit Authority (Green Bonds), Series 2021 S-1, Ref. RB	5.00%	11/01/2030	100	112,319
Energy Northwest (Columbia Generating Station), Series 2020 A, Ref. RB	5.00%	07/01/2037	125	137,416
Energy Northwest (Columbia Generating Station), Series 2020 A, Ref. RB	4.00%	07/01/2039	250	255,565
Energy Northwest (Columbia Generating Station), Series 2020 A, Ref. RB	5.00%	07/01/2039	100	109,405
Energy Northwest (Columbia Generating Station), Series 2020, Ref. RB	5.00%	07/01/2033	10	11,099
Energy Northwest (Columbia Generating Station), Series 2020, Ref. RB	5.00%	07/01/2038	25	27,419
King (County of), WA, Series 2021 A, GO Bonds	5.00%	01/01/2030	75	83,379
King County School District No. 411 Issaquah, Series 2016, GO Bonds, (CEP - Oregon School Bond Guaranty)	3.00%	12/01/2030	110	107,316
King County School District No. 411 Issaquah, Series 2020, GO Bonds, (CEP - Oregon School Bond Guaranty)	4.00%	12/01/2033	70	73,201
King County School District No. 411 Issaquah, Series 2024, Ref. GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	12/01/2030	250	281,459
North Thurston Public Schools, Series 2020, GO Bonds, (CEP - Oregon School Bond Guaranty)	4.00%	12/01/2034	50	52,020
North Thurston Public Schools, Series 2020, GO Bonds, (CEP - Oregon School Bond Guaranty)	4.00%	12/01/2035	25	25,890
Snohomish County School District No. 15 Edmonds, Series 2024, Ref. GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	12/01/2030	150	168,611
Washington (State of), Series 2019 A, GO Bonds	5.00%	08/01/2030	25	27,503
Washington (State of), Series 2019 C, GO Bonds	5.00%	02/01/2030	155	168,721
Washington (State of), Series 2020 A, GO Bonds	5.00%	08/01/2037	40	43,917
Washington (State of), Series 2020 A, GO Bonds	5.00%	08/01/2040	10	10,880
Washington (State of), Series 2020 A, GO Bonds	5.00%	08/01/2041	75	81,353
Washington (State of), Series 2020 A, GO Bonds	5.00%	08/01/2042	150	162,210
Washington (State of), Series 2020 A, GO Bonds	5.00%	08/01/2043	205	221,109
Washington (State of), Series 2020 C, GO Bonds	5.00%	02/01/2034	50	54,909
Washington (State of), Series 2020 C, GO Bonds	5.00%	02/01/2035	150	164,473
Washington (State of), Series 2020 C, GO Bonds	5.00%	02/01/2036	305	333,900
Washington (State of), Series 2020 C, GO Bonds	5.00%	02/01/2037	150	163,774
Washington (State of), Series 2020 C, GO Bonds	5.00%	02/01/2038	5	5,446
Washington (State of), Series 2020 C, GO Bonds	5.00%	02/01/2041	115	124,067
Washington (State of), Series 2020 C, GO Bonds	5.00%	02/01/2043	260	278,673
Washington (State of), Series 2021 A, Ref. GO Bonds	5.00%	06/01/2038	80	87,527
Washington (State of), Series 2021 A, Ref. GO Bonds	5.00%	06/01/2040	30	32,588
Washington (State of), Series 2021, Ref. GO Bonds	5.00%	06/01/2032	30	33,311
Washington (State of), Series 2021, Ref. GO Bonds	5.00%	06/01/2037	190	208,304
Washington (State of), Series R-2023B, Ref. GO Bonds	5.00%	07/01/2030	100	112,114
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2030 Municipal Bond ETF (BSMU)—(continued)
November 30, 2024
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Washington-(continued)
Washington (State of), Series R-2024A, Ref. GO Bonds	5.00%	02/01/2030	$50	$55,665
Washington (State of) (Bid Group 1), Series 2020 A, GO Bonds	5.00%	08/01/2030	100	112,266
Washington (State of) (Bid Group 1), Series 2020 A, GO Bonds	5.00%	08/01/2032	95	105,727
Washington (State of) (Bid Group 1), Series 2020 A, GO Bonds	5.00%	08/01/2033	110	122,196
Washington (State of) (Bid Group 1), Series 2020 A, GO Bonds	5.00%	08/01/2035	545	601,907
Washington (State of) (Bid Group 1), Series 2021 C, GO Bonds	5.00%	02/01/2030	35	38,965
Washington (State of) (Bid Group 1), Series 2022 C, GO Bonds	5.00%	02/01/2030	20	22,266
Washington (State of) (Bid Group 1), Series 2024 C, GO Bonds	5.00%	02/01/2030	75	83,497
Washington (State of) (Bid Group 2), Series R-2022D, GO Bonds	4.00%	07/01/2030	15	15,964
Washington (State of) Health Care Facilities Authority (Seattle Cancer Care Alliance), Series 2020, Ref. RB	5.00%	09/01/2045	40	42,389
Washington (State of) Health Care Facilities Authority (Seattle Cancer Care Alliance), Series 2020, Ref. RB	5.00%	09/01/2050	100	105,459
Washington (State of) Health Care Facilities Authority (Seattle Cancer Care Alliance), Series 2020, Ref. RB	5.00%	09/01/2055	40	42,075
Washington (State of) Health Care Facilities Authority (Seattle Children’s Hospital), Series 2015 B, Ref. RB	5.00%	10/01/2038	250	270,350
				5,378,604
Wisconsin-0.43%
Wisconsin (State of), Series 2020-1, Ref. GO Bonds	5.00%	05/01/2030	100	111,696
Wisconsin (State of), Series 2021 1, Ref. GO Bonds	5.00%	05/01/2030	245	273,654
Wisconsin (State of), Series 2021-2, Ref. GO Bonds	5.00%	05/01/2030	75	83,772
Wisconsin (State of), Series 2024-1, Ref. GO Bonds	5.00%	05/01/2030	20	22,339
Wisconsin (State of) Department of Transportation, Series 2023-1, Ref. RB	5.00%	07/01/2030	45	50,451
				541,912
TOTAL INVESTMENTS IN SECURITIES(d)-98.86% (Cost $124,026,435)				124,102,853
OTHER ASSETS LESS LIABILITIES-1.14%				1,425,291
NET ASSETS-100.00%				$125,528,144

Investment Abbreviations:
AGM	-Assured Guaranty Municipal Corp.
AMBAC	-American Municipal Bond Assurance Corp.
BAM	-Build America Mutual Assurance Co.
CEP	-Credit Enhancement Provider
COP	-Certificates of Participation
Ctfs.	-Certificates
GO	-General Obligation
INS	-Insurer
NATL	-National Public Finance Guarantee Corp.
RB	-Revenue Bonds
Ref.	-Refunding
RN	-Revenue Notes

Notes to Schedule of Investments:
(a)	Principal and/or interest payments are secured by the bond insurance company listed.
(b)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(c)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(d)
Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations. No concentration of any single entity was greater than 5% each.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments
Invesco BulletShares 2031 Municipal Bond ETF (BSMV)
November 30, 2024
(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations-98.34%
Alabama-0.26%
Alabama (State of) Public School & College Authority (Social Bonds), Series 2020 A, Ref. RB	5.00%	11/01/2031	$105	$117,770
Board of Trustees of the Alabama Community College System, Series 2021, RB, (INS - AGM)(a)	4.00%	09/01/2046	15	14,887
Jefferson (County of), AL, Series 2024, Ref. Revenue Wts.	5.00%	10/01/2031	70	78,389
				211,046
Alaska-0.05%
Alaska (State of), Series 2024 A, Ref. GO Bonds	5.00%	08/01/2031	35	39,662
Arizona-0.73%
Arizona (State of) Department of Transportation, Series 2023, RB	5.00%	07/01/2031	10	11,371
Gilbert Water Resource Municipal Property Corp. (Green Bonds), Series 2022, RB	5.00%	07/15/2031	25	28,443
Maricopa (County of), AZ Special Health Care District, Series 2021 D, GO Bonds	5.00%	07/01/2033	20	22,368
Maricopa (County of), AZ Special Health Care District, Series 2021 D, GO Bonds	5.00%	07/01/2034	115	127,954
Maricopa (County of), AZ Special Health Care District, Series 2021 D, GO Bonds	4.00%	07/01/2035	50	52,199
Mesa (City of), AZ, Series 2021, Ref. RB	4.00%	07/01/2035	65	68,055
Phoenix Civic Improvement Corp., Series 2021 A, RB	5.00%	07/01/2045	120	130,169
Salt River Project Agricultural Improvement & Power District, Series 2020 A, Ref. RB	5.00%	01/01/2045	150	162,605
				603,164
Arkansas-0.14%
University of Arkansas, Series 2021 A, RB	5.00%	12/01/2045	110	118,647
California-19.39%
Alameda (County of), CA Joint Powers Authority (Highland Hospital Project), Series 2023, Ref. RB	5.00%	12/01/2031	5	5,791
Bay Area Toll Authority, Series 2024 S-11, Ref. RB	5.00%	04/01/2031	25	28,719
Bay Area Toll Authority (San Francisco Bay Area), Series 2023 F-1, RB	5.00%	04/01/2031	5	5,756
California (State of), Series 2015 C, Ref. GO Bonds	3.25%	09/01/2031	60	60,007
California (State of), Series 2019, Ref. GO Bonds	5.00%	04/01/2031	105	119,234
California (State of), Series 2020, GO Bonds	5.00%	03/01/2031	25	28,354
California (State of), Series 2020, GO Bonds	5.00%	11/01/2031	155	174,481
California (State of), Series 2020, Ref. GO Bonds	5.00%	03/01/2031	35	38,995
California (State of), Series 2020, Ref. GO Bonds	5.00%	11/01/2031	75	84,426
California (State of), Series 2021, GO Bonds	4.00%	10/01/2033	360	383,310
California (State of), Series 2021, GO Bonds	4.00%	10/01/2034	260	275,414
California (State of), Series 2021, GO Bonds	4.00%	10/01/2035	25	26,390
California (State of), Series 2021, GO Bonds	4.00%	10/01/2036	70	73,611
California (State of), Series 2021, GO Bonds	4.00%	10/01/2039	155	161,600
California (State of), Series 2021, Ref. GO Bonds	5.00%	09/01/2031	110	125,661
California (State of), Series 2021, Ref. GO Bonds	5.00%	10/01/2032	30	33,936
California (State of), Series 2021, Ref. GO Bonds	5.00%	10/01/2037	75	84,248
California (State of), Series 2021, Ref. GO Bonds	5.00%	09/01/2041	475	527,567
California (State of), Series 2021, Ref. GO Bonds	4.00%	10/01/2041	50	51,709
California (State of), Series 2021, Ref. GO Bonds	5.00%	10/01/2041	225	248,511
California (State of), Series 2022, GO Bonds	5.00%	04/01/2031	265	300,925
California (State of), Series 2022, GO Bonds	5.00%	09/01/2031	10	11,424
California (State of), Series 2022, Ref. GO Bonds	5.00%	11/01/2031	105	120,230
California (State of), Series 2023, GO Bonds	5.00%	10/01/2031	310	354,550
California (State of), Series 2023, Ref. GO Bonds	5.00%	09/01/2031	20	22,847
California (State of), Series 2024, Ref. GO Bonds	5.00%	08/01/2031	100	114,104
California (State of) (Bid Group C), Series 2021 C, Ref. GO Bonds	5.00%	10/01/2031	335	383,143
California (State of) Department of Water Resources (Central Valley), Series 2020 BB, Ref. RB	5.00%	12/01/2031	20	22,863
California (State of) Department of Water Resources (Central Valley), Series 2021, RB	5.00%	12/01/2031	210	242,381
California (State of) Department of Water Resources (Central Valley), Series 2021, RB	5.00%	12/01/2032	10	11,513
California (State of) Department of Water Resources (Central Valley), Series 2021, RB	5.00%	12/01/2033	55	63,131
California (State of) Department of Water Resources (Central Valley), Series 2021, RB	4.00%	12/01/2034	10	10,701
California (State of) Health Facilities Financing Authority (Cedars Sinai Health System), Series 2021, Ref. RB, (INS - BAM)(a)	4.00%	08/15/2048	650	663,396
California (State of) Health Facilities Financing Authority (Cedars-Sinai Health System), Series 2021 A, Ref. RB	5.00%	08/15/2051	300	325,069
California (State of) Infrastructure & Economic Development Bank (Sustainability Bonds), Series 2021 B, RB	4.00%	05/01/2046	100	101,308
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2031 Municipal Bond ETF (BSMV)—(continued)
November 30, 2024
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
California (State of) Public Works Board, Series 2021 A, Ref. RB	5.00%	02/01/2031	$270	$306,177
California (State of) Public Works Board, Series 2022 A, Ref. RB	5.00%	08/01/2031	105	119,947
California (State of) Public Works Board, Series 2022 A, Ref. RB	5.00%	08/01/2035	15	16,936
California (State of) Public Works Board, Series 2022 A, Ref. RB	5.00%	08/01/2036	15	16,888
California (State of) Public Works Board, Series 2022 C, Ref. RB	5.00%	08/01/2031	70	79,964
California (State of) Public Works Board, Series 2022 C, Ref. RB	5.00%	08/01/2033	30	34,029
California (State of) Public Works Board, Series 2022 C, Ref. RB	5.00%	08/01/2035	20	22,581
California (State of) Public Works Board, Series 2023 B, Ref. RB	5.00%	12/01/2031	10	11,478
California (State of) Public Works Board (Green Bonds), Series 2021 C, RB	4.00%	11/01/2039	100	104,169
California (State of) Public Works Board (Green Bonds), Series 2021, RB	5.00%	11/01/2031	10	11,464
California (State of) Public Works Board (Green Bonds), Series 2021, RB	5.00%	11/01/2033	15	17,075
California (State of) Public Works Board (Green Bonds), Series 2021, RB	4.00%	11/01/2035	150	158,320
California (State of) Public Works Board (Green Bonds), Series 2021, RB	4.00%	11/01/2036	10	10,518
California (State of) Public Works Board (Green Bonds), Series 2021, RB	4.00%	11/01/2041	100	103,326
California (State of) Public Works Board (Green Bonds), Series 2021, RB	5.00%	11/01/2046	50	54,744
California (State of) Public Works Board (Sacramento Region New Natural Resources Headquarters) (Green Bonds), Series 2021, RB	5.00%	11/01/2034	75	85,158
California (State of) Public Works Board (Various Capital), Series 2021 B, RB	5.00%	05/01/2034	45	50,754
California (State of) Public Works Board (Various Capital), Series 2021 B, RB	5.00%	05/01/2035	25	28,137
California (State of) Public Works Board (Various Capital), Series 2021 B, RB	4.00%	05/01/2036	20	20,996
California (State of) Public Works Board (Various Capital), Series 2022 A, Ref. RB	5.00%	08/01/2034	300	339,505
California (State of) Public Works Board (Various Capital), Series 2023 C, Ref. RB	5.00%	09/01/2031	5	5,719
Contra Costa (County of), CA Transportation Authority, Series 2021 A, Ref. RB	4.00%	03/01/2033	50	53,819
Contra Costa (County of), CA Transportation Authority, Series 2021 A, Ref. RB	4.00%	03/01/2034	65	69,633
Contra Costa (County of), CA Water District, Series 2021 W, Ref. RB	5.00%	10/01/2051	50	54,463
East Bay Municipal Utility District, Series 2022 B-2, Ref. RB	5.00%	06/01/2031	20	23,116
East Side Union High School District, Series 2024 B, GO Bonds, (INS - AGM)(a)	5.00%	08/01/2031	5	5,788
Elk Grove Unified School District (Election of 1998), Series 2023, RB, (INS - AGM)(a)	4.00%	12/01/2042	20	20,607
Hacienda La Puente Unified School District (Election of 2016), Series 2023 A, GO Bonds	5.00%	08/01/2047	35	38,240
Los Angeles (City of), CA, Series 2022 C, Ref. RB	5.00%	06/01/2031	100	115,578
Los Angeles (City of), CA Department of Airports, Series 2020 B, Ref. RB	5.00%	05/15/2031	100	112,862
Los Angeles (City of), CA Department of Airports, Series 2021 B, Ref. RB	5.00%	05/15/2033	125	142,706
Los Angeles (City of), CA Department of Airports, Series 2021 B, Ref. RB	5.00%	05/15/2035	80	90,842
Los Angeles (City of), CA Department of Airports, Series 2021 B, Ref. RB	5.00%	05/15/2036	90	101,908
Los Angeles (City of), CA Department of Airports, Series 2021 B, Ref. RB	5.00%	05/15/2037	25	28,227
Los Angeles (City of), CA Department of Airports, Series 2021 B, Ref. RB	5.00%	05/15/2041	15	16,669
Los Angeles (City of), CA Department of Airports (Los Angeles International Airport), Series 2021 B, Ref. RB	5.00%	05/15/2045	20	21,900
Los Angeles (City of), CA Department of Airports (Los Angeles International Airport), Series 2021 B, Ref. RB	5.00%	05/15/2048	85	92,426
Los Angeles (City of), CA Department of Water & Power, Series 2021 B, Ref. RB	5.00%	07/01/2035	90	101,943
Los Angeles (City of), CA Department of Water & Power, Series 2021 B, Ref. RB	5.00%	07/01/2037	385	433,740
Los Angeles (City of), CA Department of Water & Power, Series 2021 B, Ref. RB	5.00%	07/01/2041	5	5,539
Los Angeles (City of), CA Department of Water & Power, Series 2021 B, Ref. RB	5.00%	07/01/2046	105	114,363
Los Angeles (City of), CA Department of Water & Power, Series 2021 B, Ref. RB	5.00%	07/01/2046	15	16,355
Los Angeles (City of), CA Department of Water & Power, Series 2021 B, Ref. RB	5.00%	07/01/2048	50	54,170
Los Angeles (City of), CA Department of Water & Power, Series 2021 C, RB	5.00%	07/01/2040	20	22,443
Los Angeles (City of), CA Department of Water & Power, Series 2021, RB	5.00%	07/01/2045	55	60,418
Los Angeles (City of), CA Department of Water & Power, Series 2021, RB	5.00%	07/01/2051	125	135,927
Los Angeles (City of), CA Department of Water & Power, Series 2022 A, RB	5.00%	07/01/2037	50	56,741
Los Angeles (City of), CA Department of Water & Power, Series 2022 A, RB	5.00%	07/01/2039	60	67,652
Los Angeles (City of), CA Department of Water & Power, Series 2022 A, RB	5.00%	07/01/2041	95	105,999
Los Angeles (City of), CA Department of Water & Power, Series 2022 A, RB	5.00%	07/01/2051	5	5,437
Los Angeles (City of), CA Department of Water & Power, Series 2023 A, Ref. RB	5.00%	07/01/2031	115	133,170
Los Angeles (City of), CA Department of Water & Power, Series 2023 D, Ref. RB	5.00%	07/01/2031	5	5,790
Los Angeles (City of), CA Department of Water & Power, Series 2024 B, Ref. RB	5.00%	07/01/2031	15	17,390
Los Angeles (County of), CA Metropolitan Transportation Authority, Series 2021 A, RB	5.00%	06/01/2031	205	237,201
Los Angeles (County of), CA Metropolitan Transportation Authority, Series 2021 A, RB	5.00%	06/01/2033	125	143,976
Los Angeles (County of), CA Metropolitan Transportation Authority, Series 2021 A, RB	4.00%	06/01/2036	35	37,630
Los Angeles (County of), CA Metropolitan Transportation Authority, Series 2021 A, RB	4.00%	06/01/2038	5	5,322
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2031 Municipal Bond ETF (BSMV)—(continued)
November 30, 2024
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
Los Angeles (County of), CA Metropolitan Transportation Authority, Series 2021 A, RB	5.00%	07/01/2038	$100	$113,573
Los Angeles (County of), CA Metropolitan Transportation Authority, Series 2021 A, RB	4.00%	06/01/2039	10	10,572
Los Angeles (County of), CA Metropolitan Transportation Authority, Series 2021 A, RB	5.00%	07/01/2041	20	22,354
Los Angeles (County of), CA Metropolitan Transportation Authority, Series 2021 A, RB	5.00%	07/01/2046	160	175,855
Los Angeles (County of), CA Metropolitan Transportation Authority, Series 2023, Ref. RB	5.00%	07/01/2031	25	28,966
Los Angeles (County of), CA Metropolitan Transportation Authority (Green Bonds), Series 2020, RB	5.00%	06/01/2031	10	11,257
Los Angeles (County of), CA Metropolitan Transportation Authority (Green Bonds), Series 2020, RB	5.00%	06/01/2031	75	86,100
Los Angeles (County of), CA Public Works Financing Authority, Series 2022 G, Ref. RB	5.00%	12/01/2040	30	33,632
Los Angeles (County of), CA Public Works Financing Authority, Series 2022 G, Ref. RB	5.00%	12/01/2041	10	11,137
Los Angeles Community College District, Series 2024, GO Bonds	5.00%	08/01/2031	40	46,329
Los Angeles Unified School District, Series 2016 B, Ref. GO Bonds	3.00%	07/01/2031	110	109,734
Los Angeles Unified School District, Series 2021 A, Ref. GO Bonds	5.00%	07/01/2031	10	11,468
Los Angeles Unified School District, Series 2021 A, Ref. GO Bonds	4.00%	07/01/2032	230	247,098
Los Angeles Unified School District, Series 2024 A, Ref. GO Bonds	5.00%	07/01/2031	60	69,480
Los Angeles Unified School District (Sustainability Bonds), Series 2023 QRR, GO Bonds	5.00%	07/01/2031	25	28,950
Metropolitan Water District of Southern California, Series 2021 A, RB	5.00%	10/01/2046	60	65,762
Metropolitan Water District of Southern California, Series 2021 A, RB	5.00%	10/01/2051	150	163,197
Metropolitan Water District of Southern California, Series 2022 A, Ref. RB	5.00%	10/01/2031	5	5,810
Metropolitan Water District of Southern California, Series 2022 B, Ref. RB	5.00%	07/01/2031	5	5,787
Mountain House Public Financing Authority (Green Bonds), Series 2023, RB, (INS - BAM)(a)	4.25%	12/01/2052	65	66,270
Northern California Power Agency, Series 2022, Ref. RB	5.00%	07/01/2031	10	11,573
Ontario (City of), CA International Airport Authority, Series 2021 A, RB, (INS - AGM)(a)	5.00%	05/15/2046	150	163,566
Orange (County of), CA Sanitation District, Series 2022 A, Ref. COP	5.00%	02/01/2031	25	28,733
Orange (County of), CA Sanitation District, Series 2022 A, Ref. COP	5.00%	02/01/2033	20	22,880
Peninsula Corridor Joint Powers Board (Green Bonds), Series 2022 A, RB	5.00%	06/01/2051	150	161,883
Pleasanton Unified School District (Election of 2022), Series 2023, GO Bonds	4.00%	08/01/2052	20	20,141
Regents of the University of California Medical Center, Series 2016 L, Ref. RB	2.50%	05/15/2031	100	93,837
Rialto Public Financing Authority (Police Station), Series 2023 A, RB	5.25%	06/01/2053	200	218,746
Riverside (County of), CA Transportation Commission, Series 2021 B-1, Ref. RB	4.00%	06/01/2037	65	67,021
Sacramento (City of), CA Municipal Utility District (Green Bonds), Series 2024 N-1, Ref. RB	5.00%	11/15/2031	30	34,886
Sacramento (County of), CA Sanitation Districts Financing Authority, Series 2021, Ref. RB	5.00%	12/01/2031	150	174,555
Sacramento (County of), CA Sanitation Districts Financing Authority, Series 2021, Ref. RB	5.00%	12/01/2033	10	11,576
Sacramento Transportation Authority (Measure A), Series 2023, Ref. RB	5.00%	10/01/2031	5	5,810
San Bernardino Community College District (Election of 2018), Series 2023 B, GO Bonds	4.13%	08/01/2049	200	203,141
San Diego (County of), CA Regional Airport Authority, Series 2021 A, RB	5.00%	07/01/2051	250	270,023
San Diego (County of), CA Regional Airport Authority, Series 2021 A, RB	5.00%	07/01/2056	160	171,853
San Diego (County of), CA Regional Transportation Commission, Series 2021 B, Ref. RB	5.00%	04/01/2045	220	239,878
San Diego (County of), CA Regional Transportation Commission, Series 2023 A, Ref. RB	5.00%	04/01/2031	35	40,339
San Diego (County of), CA Water Authority (Green Bonds), Series 2021 A, Ref. RB	5.00%	05/01/2031	20	23,109
San Diego (County of), CA Water Authority (Green Bonds), Series 2021 B, Ref. RB	5.00%	05/01/2031	70	80,882
San Diego (County of), CA Water Authority (Green Bonds), Series 2021 B, Ref. RB	4.00%	05/01/2033	20	21,529
San Diego (County of), CA Water Authority (Green Bonds), Series 2021 B, Ref. RB	4.00%	05/01/2034	20	21,471
San Diego (County of), CA Water Authority (Green Bonds), Series 2021 B, Ref. RB	4.00%	05/01/2035	100	106,699
San Diego (County of), CA Water Authority (Green Bonds), Series 2021 B, Ref. RB	4.00%	05/01/2036	55	58,402
San Diego (County of), CA Water Authority (Green Bonds), Series 2021 B, Ref. RB	4.00%	05/01/2037	25	26,485
San Diego (County of), CA Water Authority (Green Bonds), Series 2021 B, Ref. RB	4.00%	05/01/2038	10	10,527
San Diego Unified School District (Election of 2018) (Green Bonds), Series 2021 E-2, GO Bonds	5.00%	07/01/2031	30	34,839
San Diego Unified School District (Green Bonds), Series 2021 E-2, GO Bonds	4.00%	07/01/2033	185	198,770
San Francisco (City & County of), CA, Series 2022 R-1, Ref. GO Bonds	5.00%	06/15/2031	45	52,042
San Francisco (City & County of), CA (Moscone Convention Center Expansion), Series 2017 B, COP	3.00%	04/01/2031	115	114,721
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport), Series 2021 B, Ref. RB	5.00%	05/01/2034	20	22,759
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport), Series 2021 B, Ref. RB	5.00%	05/01/2035	25	28,373
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport), Series 2021 B, Ref. RB	5.00%	05/01/2036	100	113,169
San Francisco (City & County of), CA Public Utilities Commission, Series 2023 B, Ref. RB	5.00%	10/01/2031	25	29,101
San Francisco (City & County of), CA Public Utilities Commission (Green Bonds), Series 2021 A, RB	5.00%	10/01/2044	145	159,856
San Francisco (City & County of), CA Public Utilities Commission (Green Bonds), Series 2021 A, RB	5.00%	10/01/2046	55	60,196
San Francisco (City & County of), CA Public Utilities Commission (Green Bonds), Series 2023, Ref. RB	5.00%	11/01/2031	30	35,010
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2031 Municipal Bond ETF (BSMV)—(continued)
November 30, 2024
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
San Francisco (City of), CA Municipal Transportation Agency (Green Bonds), Series 2021 C, RB	4.00%	03/01/2046	$15	$15,185
San Francisco (County of), CA Transportation Authority, Series 2017, RB	3.00%	02/01/2031	15	14,966
San Mateo Union High School District (Election of 2020), Series 2023 C, GO Bonds	4.00%	09/01/2043	20	20,721
Santa Clara (County of), CA (Election of 2008), Series 2013 B, GO Bonds	3.00%	08/01/2031	70	68,979
Santa Clara Valley Transportation Authority, Series 2023 A, Ref. RB	5.00%	04/01/2031	20	23,064
Santa Monica-Malibu Unified School District (Election of 2018), Series 2023 C, GO Bonds	5.00%	08/01/2039	150	169,542
Southwestern Community College District, Series 2021 D, GO Bonds	4.00%	08/01/2046	65	66,041
University of California, Series 2020 BE, Ref. RB	5.00%	05/15/2031	15	16,913
University of California, Series 2021 BH, Ref. RB	4.00%	05/15/2046	45	45,650
University of California, Series 2023 BN, Ref. RB	5.00%	05/15/2031	180	207,072
University of California (Limited), Series 2021 Q, Ref. RB	5.00%	05/15/2033	35	39,980
University of California (Limited), Series 2021 Q, Ref. RB	5.00%	05/15/2034	65	74,050
University of California (Limited), Series 2021 Q, Ref. RB	5.00%	05/15/2035	35	39,699
University of California (Limited), Series 2021 Q, Ref. RB	4.00%	05/15/2036	85	89,502
University of California (Limited), Series 2021 Q, Ref. RB	4.00%	05/15/2038	110	115,015
University of California (Limited), Series 2021 Q, Ref. RB	5.00%	05/15/2046	565	617,808
Ventura County Community College District, Series 2015, Ref. GO Bonds	3.13%	08/01/2031	180	180,113
West County Facilities Financing Authority (Green Bonds), Series 2021, RB	4.00%	06/01/2051	150	151,277
				16,040,469
Colorado-1.99%
Colorado (State of), Series 2020 A, COP	5.00%	12/15/2031	40	44,588
Colorado (State of), Series 2021 A, COP	5.00%	12/15/2031	65	73,796
Colorado (State of), Series 2021 A, COP	5.00%	12/15/2033	10	11,280
Colorado (State of), Series 2021 A, COP	5.00%	12/15/2034	15	16,865
Colorado (State of), Series 2021 A, COP	4.00%	12/15/2035	200	208,088
Colorado (State of), Series 2021 A, COP	4.00%	12/15/2036	5	5,187
Colorado (State of) Health Facilities Authority (Adventhealth Obligated Group), Series 2021, Ref. RB	5.00%	11/15/2039	35	38,652
Colorado (State of) Health Facilities Authority (Adventhealth Obligated Group), Series 2021, Ref. RB	5.00%	11/15/2040	195	214,399
Colorado (State of) Health Facilities Authority (Intermountain Healthcare), Series 2022 A, Ref. RB	5.00%	05/15/2031	100	112,499
Colorado (State of) Regional Transportation District (Denver Transit Partners Eagle P3), Series 2020 A, Ref. RB	4.00%	07/15/2034	5	5,093
Colorado (State of) Regional Transportation District (Denver Transit Partners Eagle P3), Series 2020 A, Ref. RB	4.00%	07/15/2036	10	10,137
Colorado (State of) Regional Transportation District (Fastracks), Series 2013 A, Ref. RB	5.00%	11/01/2031	5	5,702
Colorado (State of) Regional Transportation District (Green Bonds), Series 2021 B, Ref. RB	4.00%	11/01/2040	15	15,308
Colorado (State of) Regional Transportation District (Green Bonds), Series 2021, Ref. RB	4.00%	11/01/2039	65	66,798
Colorado Springs (City of), CO, Series 2021 B, RB	4.00%	11/15/2046	250	250,823
Denver (City & County of), CO, Series 2022 C, Ref. RB	5.00%	11/15/2031	15	17,063
Denver City & County School District No. 1, Series 2021, GO Bonds	5.00%	12/01/2031	160	180,241
Grand County School District No. 2 East Grand, Series 2022, GO Bonds	4.00%	12/01/2046	20	20,163
Jefferson County School District R-1, Series 2020, GO Bonds	4.00%	12/15/2031	100	106,084
Northern Colorado Water Conservancy District, Series 2022, COP	5.25%	07/01/2052	80	86,643
University of Colorado Hospital Authority, Series 2024 B, Ref. RB	5.00%	11/15/2031	105	118,660
Weld County School District No. 6 Greeley, Series 2021, GO Bonds	4.00%	12/01/2045	35	35,318
				1,643,387
Connecticut-2.60%
Connecticut (State of), Series 2017 A, GO Bonds	3.50%	04/15/2031	30	30,100
Connecticut (State of), Series 2020 A, RB	5.00%	05/01/2031	25	27,754
Connecticut (State of), Series 2021 A, GO Bonds	4.00%	01/15/2031	160	170,185
Connecticut (State of), Series 2021 A, RB	5.00%	05/01/2031	150	169,600
Connecticut (State of), Series 2021 A, RB	5.00%	05/01/2033	45	50,515
Connecticut (State of), Series 2021 A, RB	5.00%	05/01/2034	25	27,948
Connecticut (State of), Series 2021 A, RB	5.00%	05/01/2035	10	11,134
Connecticut (State of), Series 2021 A, RB	4.00%	05/01/2036	135	141,064
Connecticut (State of), Series 2021 A, RB	4.00%	05/01/2037	130	135,222
Connecticut (State of), Series 2021 A, RB	4.00%	05/01/2038	5	5,178
Connecticut (State of), Series 2021 A, RB	5.00%	05/01/2041	425	465,827
Connecticut (State of), Series 2021 D, RB	5.00%	11/01/2031	5	5,691
Connecticut (State of), Series 2021 D, RB	5.00%	11/01/2035	50	56,025
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2031 Municipal Bond ETF (BSMV)—(continued)
November 30, 2024
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Connecticut-(continued)
Connecticut (State of), Series 2021 D, RB	4.00%	11/01/2037	$55	$57,319
Connecticut (State of), Series 2021 D, RB	5.00%	11/01/2041	165	182,003
Connecticut (State of), Series 2022 A, GO Bonds	4.00%	01/15/2031	40	42,546
Connecticut (State of), Series 2022 D, Ref. GO Bonds	5.00%	09/15/2031	30	34,090
Connecticut (State of), Series 2022 E, GO Bonds	5.00%	11/15/2031	60	68,332
Connecticut (State of), Series 2022 G, Ref. GO Bonds	5.00%	11/15/2031	45	51,249
Connecticut (State of), Series 2023 B, Ref. GO Bonds	5.00%	08/01/2031	50	56,725
Connecticut (State of), Series 2024 A, GO Bonds	5.00%	01/15/2031	165	185,791
Connecticut (State of), Series 2024 C, Ref. GO Bonds	5.00%	03/01/2031	5	5,640
Connecticut (State of) (Green Bonds), Series 2021 B, GO Bonds	4.00%	06/01/2031	25	26,654
Connecticut (State of) (Green Bonds), Series 2021 B, GO Bonds	4.00%	06/01/2034	40	42,198
Connecticut (State of) (Green Bonds), Series 2021 D, Ref. GO Bonds	5.00%	07/15/2031	80	90,706
Hartford (City of), CT, Series 2023, Ref. RB	5.00%	04/01/2031	10	11,287
				2,150,783
Delaware-0.32%
Delaware (State of), Series 2020 A, GO Bonds	5.00%	01/01/2031	135	150,349
Delaware (State of), Series 2021, Ref. GO Bonds	5.00%	02/01/2031	25	28,395
Delaware (State of), Series 2022, Ref. GO Bonds	5.00%	03/01/2031	50	56,863
Delaware (State of) Transportation Authority, Series 2020, Ref. RB	5.00%	07/01/2031	25	28,014
				263,621
District of Columbia-1.71%
District of Columbia, Series 2020 A, RB	5.00%	03/01/2031	30	33,393
District of Columbia, Series 2020 B, Ref. RB	5.00%	10/01/2031	60	68,542
District of Columbia, Series 2021 D, GO Bonds	5.00%	02/01/2033	5	5,623
District of Columbia, Series 2021 D, GO Bonds	5.00%	02/01/2034	80	89,666
District of Columbia, Series 2021 D, GO Bonds	5.00%	02/01/2035	65	72,522
District of Columbia, Series 2021 D, GO Bonds	4.00%	02/01/2037	30	31,185
District of Columbia, Series 2021 D, GO Bonds	5.00%	02/01/2041	45	49,016
District of Columbia, Series 2021 D, GO Bonds	5.00%	02/01/2046	175	188,260
District of Columbia, Series 2021 E, Ref. GO Bonds	5.00%	02/01/2034	80	89,666
District of Columbia, Series 2021 E, Ref. GO Bonds	5.00%	02/01/2035	60	66,943
District of Columbia, Series 2023 A, GO Bonds	5.00%	01/01/2031	95	107,366
Washington Metropolitan Area Transit Authority, Series 2020 A, RB	5.00%	07/15/2031	90	100,164
Washington Metropolitan Area Transit Authority (Green Bonds), Series 2021 A, RB	5.00%	07/15/2031	10	11,319
Washington Metropolitan Area Transit Authority (Green Bonds), Series 2021 A, RB	5.00%	07/15/2033	75	84,348
Washington Metropolitan Area Transit Authority (Green Bonds), Series 2021 A, RB	4.00%	07/15/2034	15	15,794
Washington Metropolitan Area Transit Authority (Green Bonds), Series 2021 A, RB	5.00%	07/15/2037	30	33,219
Washington Metropolitan Area Transit Authority (Green Bonds), Series 2021 A, RB	4.00%	07/15/2038	10	10,333
Washington Metropolitan Area Transit Authority (Green Bonds), Series 2021 A, RB	5.00%	07/15/2041	325	354,600
				1,411,959
Florida-3.28%
Broward (County of), FL School Board, Series 2020 A, COP	5.00%	07/01/2031	170	188,540
Central Florida Expressway Authority, Series 2021 D, RB	5.00%	07/01/2031	15	16,836
Central Florida Expressway Authority, Series 2021 D, RB, (INS - AGM)(a)	5.00%	07/01/2033	80	90,187
Central Florida Expressway Authority, Series 2021 D, RB, (INS - AGM)(a)	5.00%	07/01/2034	95	106,784
Central Florida Expressway Authority, Series 2021, Ref. RB, (INS - AGM)(a)	4.00%	07/01/2034	90	94,807
Central Florida Expressway Authority, Series 2021, Ref. RB, (INS - AGM)(a)	4.00%	07/01/2035	55	57,452
Central Florida Expressway Authority, Series 2021, Ref. RB, (INS - AGM)(a)	4.00%	07/01/2039	225	231,207
Duval County (County of), FL School Board, Series 2022 A, COP, (INS - AGM)(a)	5.00%	07/01/2031	25	27,672
Florida (State of), Series 2021 A, Ref. GO Bonds	5.00%	06/01/2031	170	193,412
Florida (State of), Series 2021 B, Ref. GO Bonds	5.00%	06/01/2031	95	108,083
Florida (State of) (Right-of-Way Acquisition), Series 2021 A, Ref. GO Bonds	5.00%	07/01/2031	30	34,210
Florida (State of) Municipal Power Agency, Series 2016 A, Ref. RB	3.00%	10/01/2031	75	73,006
Florida Development Finance Corp. (Lakeland Regional Health System), Series 2021, Ref. RB	4.00%	11/15/2034	90	93,484
Florida Development Finance Corp. (Lakeland Regional Health System), Series 2021, Ref. RB	4.00%	11/15/2035	40	41,314
Hillsborough (County of), FL Aviation Authority (Tampa International Airport), Series 2022 B, RB	5.00%	10/01/2047	35	37,584
Jacksonville (City of), FL, Series 2015, Ref. RB	3.00%	10/01/2031	100	98,922
Miami-Dade (County of), FL, Series 2020 A, Ref. RB	5.00%	10/01/2031	30	33,334
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2031 Municipal Bond ETF (BSMV)—(continued)
November 30, 2024
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Florida-(continued)
Miami-Dade (County of), FL, Series 2021, RB	5.00%	10/01/2032	$45	$50,469
Miami-Dade (County of), FL, Series 2021, RB	4.00%	10/01/2033	115	121,127
Miami-Dade (County of), FL, Series 2021, RB	4.00%	10/01/2034	5	5,224
Miami-Dade (County of), FL, Series 2021, RB	3.00%	10/01/2036	5	4,746
Miami-Dade (County of), FL, Series 2021, RB	4.00%	10/01/2037	80	82,963
Miami-Dade (County of), FL, Series 2021, RB	4.00%	10/01/2042	10	10,090
Miami-Dade (County of), FL, Series 2021, RB	4.00%	10/01/2046	300	300,266
North Sumter (County of), FL Utility Dependent District (Sumter Water Conservation Authority), Series 2021, RB, (INS - AGM)(a)	5.00%	10/01/2046	130	137,948
Orange (County of), FL Health Facilities Authority (Orlando Health Obligated Group), Series 2023, RB	5.00%	10/01/2031	35	39,287
Palm Beach County School District, Series 2021 A, COP	5.00%	08/01/2036	10	11,194
Palm Beach County School District, Series 2021 A, COP	5.00%	08/01/2038	115	127,824
Palm Beach County School District, Series 2021 A, COP	5.00%	08/01/2040	85	93,881
Pasco (County of), FL School Board, Series 2021 A, Ref. COP	5.00%	08/01/2031	15	16,824
South Florida Water Management District, Series 2016, Ref. COP	3.00%	10/01/2031	185	181,555
				2,710,232
Georgia-1.73%
Georgia (State of), Series 2021 A, Ref. GO Bonds	4.00%	07/01/2035	25	26,692
Georgia (State of), Series 2021 A, Ref. GO Bonds	4.00%	07/01/2038	20	21,164
Georgia (State of), Series 2021 A, Ref. GO Bonds	4.00%	07/01/2039	10	10,538
Georgia (State of), Series 2022 A, GO Bonds	5.00%	07/01/2031	55	62,826
Georgia (State of), Series 2023 C, Ref. GO Bonds	5.00%	01/01/2031	10	11,338
Georgia (State of) (Bid Group 1), Series 2023 A, GO Bonds	5.00%	07/01/2031	15	17,134
Georgia (State of) (Bidding Group 1), Series 2021 A, Ref. GO Bonds	5.00%	07/01/2031	20	22,846
Georgia (State of) (Bidding Group 1), Series 2021 A, Ref. GO Bonds	5.00%	07/01/2033	95	107,936
Georgia (State of) (Bidding Group 2), Series 2020 A, GO Bonds	5.00%	08/01/2031	130	146,003
Georgia (State of) (Bidding Group 2), Series 2021 A, Ref. GO Bonds	4.00%	07/01/2037	185	196,354
Georgia (State of) (Bidding Group 3), Series 2022 C, Ref. GO Bonds	5.00%	07/01/2031	100	114,229
Georgia (State of) Municipal Electric Authority (Project One), Series 2020, Ref. RB	5.00%	01/01/2045	10	10,601
Georgia (State of) Ports Authority, Series 2021, RB	4.00%	07/01/2043	250	253,463
Georgia (State of) Road & Tollway Authority, Series 2021 A, RB	4.00%	07/15/2040	225	232,068
Georgia (State of) Road & Tollway Authority, Series 2021 A, RB	4.00%	07/15/2041	25	25,710
Georgia (State of) Road & Tollway Authority (Garvee), Series 2020, RB	5.00%	06/01/2031	50	55,740
Henry County School District, Series 2021, GO Bonds(b)	4.00%	08/01/2031	15	16,187
Private Colleges & Universities Authority (Emory University), Series 2020 B, Ref. RB	5.00%	09/01/2031	90	100,801
				1,431,630
Hawaii-0.29%
Hawaii (State of) State Highway Fund, Series 2021, RB	5.00%	01/01/2035	30	33,477
Hawaii (State of) State Highway Fund, Series 2021, RB	5.00%	01/01/2041	90	98,258
Honolulu (City & County of), HI (Honolulu Rail Transit), Series 2020, Ref. GO Bonds	5.00%	03/01/2031	55	61,078
Honolulu (City & County of), HI (Honolulu Rail Transit), Series 2021, GO Bonds	5.00%	03/01/2031	5	5,643
Honolulu (City & County of), HI (Honolulu Rail Transit), Series 2023, Ref. GO Bonds	5.00%	03/01/2031	40	45,146
				243,602
Idaho-0.02%
Idaho (State of) Housing & Finance Association (Garvee), Series 2021 A, Ref. RB	4.00%	07/15/2039	15	15,241
Illinois-6.00%
Chicago (City of), IL, Series 2021 A, Ref. GO Bonds	5.00%	01/01/2033	150	159,241
Chicago (City of), IL, Series 2023 B, Ref. RB, (INS - AGM)(a)	5.00%	01/01/2031	25	27,883
Chicago (City of), IL, Series 2023 B, Ref. RB, (INS - AGM)(a)	5.00%	11/01/2031	225	253,550
Chicago (City of), IL Metropolitan Water Reclamation District, Series 2021 C, Ref. GO Bonds	5.00%	12/01/2031	80	90,458
Chicago (City of), IL Transit Authority, Series 2022 A, Ref. RB, (INS - BAM)(a)	5.00%	12/01/2046	220	234,198
Cook (County of), IL, Series 2021 A, Ref. GO Bonds	5.00%	11/15/2031	255	283,819
Illinois (State of), Series 2016, GO Bonds	3.50%	06/01/2031	5	4,931
Illinois (State of), Series 2020 B, GO Bonds	5.00%	10/01/2031	150	163,749
Illinois (State of), Series 2021 A, GO Bonds	5.00%	03/01/2031	10	11,014
Illinois (State of), Series 2021 A, GO Bonds	5.00%	12/01/2031	215	238,523
Illinois (State of), Series 2021 A, GO Bonds	5.00%	03/01/2034	415	453,206
Illinois (State of), Series 2021 A, GO Bonds	5.00%	03/01/2036	70	76,048
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2031 Municipal Bond ETF (BSMV)—(continued)
November 30, 2024
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Illinois-(continued)
Illinois (State of), Series 2021 A, GO Bonds	5.00%	03/01/2037	$30	$32,504
Illinois (State of), Series 2021 A, GO Bonds	5.00%	03/01/2046	280	295,096
Illinois (State of), Series 2021 B, GO Bonds	4.00%	12/01/2034	25	25,309
Illinois (State of), Series 2022 A, GO Bonds	5.00%	03/01/2031	20	22,027
Illinois (State of), Series 2022 B, Ref. GO Bonds	5.00%	03/01/2031	60	66,082
Illinois (State of), Series 2023 B, GO Bonds	5.00%	05/01/2031	45	49,646
Illinois (State of), Series 2023 B, GO Bonds	5.00%	12/01/2031	35	38,829
Illinois (State of), Series 2023 D, Ref. GO Bonds	5.00%	07/01/2031	100	110,505
Illinois (State of) Finance Authority (Carle Foundation (The)), Series 2021 A, Ref. RB	5.00%	08/15/2033	105	115,845
Illinois (State of) Finance Authority (Carle Foundation (The)), Series 2021 A, Ref. RB	5.00%	08/15/2035	180	197,761
Illinois (State of) Finance Authority (Carle Foundation (The)), Series 2021 A, Ref. RB	5.00%	08/15/2036	45	49,253
Illinois (State of) Finance Authority (Carle Foundation (The)), Series 2021 A, Ref. RB	4.00%	08/15/2038	40	40,025
Illinois (State of) Finance Authority (Green Bonds), Series 2020, RB	5.00%	07/01/2034	280	311,067
Illinois (State of) Finance Authority (Green Bonds), Series 2020, RB	5.00%	07/01/2035	10	11,080
Illinois (State of) Finance Authority (Green Bonds), Series 2020, RB	5.00%	07/01/2036	25	27,651
Illinois (State of) Finance Authority (Green Bonds), Series 2020, RB	4.00%	07/01/2037	50	50,978
Illinois (State of) Finance Authority (Green Bonds), Series 2020, RB	4.00%	07/01/2038	250	253,911
Illinois (State of) Finance Authority (University of Chicago Medical), Series 2021 A, Ref. RB	5.00%	10/01/2031	15	16,966
Illinois (State of) Metropolitan Pier & Exposition Authority (McCormick Place Expansion), Series 2022, Ref. RB, (INS - BAM)(a)	4.00%	12/15/2042	20	20,064
Illinois (State of) Toll Highway Authority, Series 2019 B, Ref. RB	5.00%	01/01/2031	25	27,542
Illinois (State of) Toll Highway Authority, Series 2019, Ref. RB	5.00%	01/01/2031	200	220,336
Illinois (State of) Toll Highway Authority, Series 2020 A, RB	5.00%	01/01/2045	540	579,861
Sales Tax Securitization Corp., Series 2021 A, Ref. RB	5.00%	01/01/2031	60	66,531
Southwestern Illinois Development Authority (Southwestern Illinois Prevention District Council), Series 2023, RB, (INS - BAM)(a)	5.50%	12/01/2040	260	290,406
University of Illinois, Series 2023 A, Ref. RB	5.00%	04/01/2031	45	50,626
				4,966,521
Indiana-1.24%
Crown Point Multi School Building Corp., Series 2021, RB, (CEP - Colorado Higher Education Intercept Program)	5.00%	07/15/2032	40	44,437
Crown Point Multi School Building Corp., Series 2021, RB, (CEP - Colorado Higher Education Intercept Program)	5.00%	07/15/2033	40	44,310
Crown Point Multi School Building Corp., Series 2021, RB, (CEP - Colorado Higher Education Intercept Program)	5.00%	01/15/2040	130	141,190
Indiana (State of) Finance Authority (CWA Authority), Series 2021 1, Ref. RB	5.00%	10/01/2031	30	34,031
Indiana (State of) Finance Authority (CWA Authority), Series 2021 1, Ref. RB	5.00%	10/01/2037	20	22,270
Indiana (State of) Finance Authority (CWA Authority), Series 2021, Ref. RB	5.00%	10/01/2033	210	236,744
Indiana (State of) Finance Authority (CWA Authority), Series 2021-1, Ref. RB	5.00%	10/01/2034	20	22,472
Indiana (State of) Finance Authority (CWA Authority), Series 2021-1, Ref. RB	4.00%	10/01/2035	35	36,480
Indiana (State of) Finance Authority (CWA Authority), Series 2021-1, Ref. RB	4.00%	10/01/2036	35	36,267
Indiana (State of) Finance Authority (Green Bonds), Series 2021, Ref. RB	5.00%	02/01/2031	70	79,124
Indiana (State of) Finance Authority (Stadium), Series 2022 A, Ref. RB	5.00%	02/01/2031	30	33,513
Indianapolis Local Public Improvement Bond Bank, Series 2021 A, Ref. RB	5.00%	06/01/2031	40	44,699
Indianapolis Local Public Improvement Bond Bank, Series 2021 A, Ref. RB	5.00%	06/01/2033	50	55,652
Indianapolis Local Public Improvement Bond Bank, Series 2021 A, Ref. RB	5.00%	06/01/2034	100	111,005
Indianapolis Local Public Improvement Bond Bank, Series 2021 A, Ref. RB, (INS - AGM)(a)	4.00%	06/01/2036	55	56,990
Indianapolis Local Public Improvement Bond Bank, Series 2021 A, Ref. RB, (INS - AGM)(a)	4.00%	06/01/2039	10	10,195
Indianapolis Local Public Improvement Bond Bank, Series 2021 A, Ref. RB, (INS - AGM)(a)	4.00%	06/01/2040	15	15,221
				1,024,600
Iowa-0.04%
Iowa (State of) Finance Authority (Green Bonds), Series 2023, Ref. RB	5.00%	08/01/2031	30	33,996
Kansas-0.14%
Ellis County Unified School District No. 489 Hays, Series 2022 B, Ref. GO Bonds, (INS - AGM)(a)	5.00%	09/01/2047	100	107,252
Johnson (County of), KS Unified School District No. 233 (Olathe), Series 2022 A, Ref. GO Bonds	5.00%	09/01/2037	10	11,216
				118,468
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2031 Municipal Bond ETF (BSMV)—(continued)
November 30, 2024
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Louisiana-0.31%
Louisiana (State of), Series 2021 A, GO Bonds	5.00%	03/01/2039	$180	$198,164
Louisiana (State of), Series 2024 E, GO Bonds	5.00%	09/01/2031	55	62,467
				260,631
Maryland-2.51%
Maryland (State of), Series 2020, GO Bonds	5.00%	08/01/2031	145	162,850
Maryland (State of) (Bidding Group 1), Second Series 2021 A, GO Bonds	5.00%	08/01/2033	90	102,203
Maryland (State of) (Bidding Group 1), Series 2020 A, GO Bonds	5.00%	03/15/2031	15	16,746
Maryland (State of) (Bidding Group 1), Series 2021 A, GO Bonds	5.00%	03/01/2031	375	426,007
Maryland (State of) (Bidding Group 2), Second Series 2021 A, GO Bonds	5.00%	08/01/2034	105	118,895
Maryland (State of) (Bidding Group 2), Second Series 2021 A, GO Bonds	4.00%	08/01/2035	15	15,817
Maryland (State of) (Bidding Group 2), Series 2021 A, GO Bonds	5.00%	03/01/2033	65	73,363
Maryland (State of) (Bidding Group 2), Series 2021 A, GO Bonds	5.00%	03/01/2034	40	45,034
Maryland (State of) (Bidding Group 2), Series 2021 A, GO Bonds	5.00%	03/01/2035	400	448,973
Maryland (State of) Department of Transportation, Series 2016, RB	3.00%	11/01/2031	40	39,662
Maryland (State of) Department of Transportation, Series 2017, RB	3.00%	09/01/2031	120	119,064
Maryland (State of) Department of Transportation, Series 2019, RB	2.13%	10/01/2031	60	54,422
Maryland (State of) Department of Transportation, Series 2020, RB	5.00%	10/01/2031	85	95,221
Maryland (State of) Transportation Authority, Series 2021 A, Ref. RB	5.00%	07/01/2046	160	171,701
Maryland (State of) Transportation Authority, Series 2024, Ref. RB	5.00%	07/01/2031	15	17,008
Maryland (State of) Transportation Authority (Transportation Facilities), Series 2020, RB	5.00%	07/01/2031	15	16,718
Prince George’s (County of), MD, Series 2021 A, GO Bonds	5.00%	07/01/2031	50	57,082
Washington (State of) Suburban Sanitary Commission, Series 2017, Ref. RB	3.00%	06/01/2031	100	98,971
				2,079,737
Massachusetts-3.49%
Boston (City of), MA, Series 2022 A, GO Bonds	5.00%	11/01/2031	10	11,622
Massachusetts (Commonwealth of), Series 2018 C, Ref. GO Bonds	5.00%	09/01/2031	30	34,391
Massachusetts (Commonwealth of), Series 2019 C, Ref. GO Bonds	5.00%	05/01/2031	10	11,408
Massachusetts (Commonwealth of), Series 2020 D, GO Bonds	5.00%	07/01/2031	5	5,572
Massachusetts (Commonwealth of), Series 2020 E, GO Bonds	5.00%	11/01/2031	35	39,196
Massachusetts (Commonwealth of), Series 2021 A, Ref. RB	5.00%	06/01/2041	155	169,682
Massachusetts (Commonwealth of), Series 2021 A, Ref. RB	5.00%	06/01/2042	350	382,035
Massachusetts (Commonwealth of), Series 2021 C, GO Bonds	5.00%	09/01/2031	155	177,686
Massachusetts (Commonwealth of), Series 2021 D, GO Bonds	5.00%	09/01/2048	500	537,649
Massachusetts (Commonwealth of), Series 2021 D, GO Bonds	5.00%	09/01/2049	200	214,711
Massachusetts (Commonwealth of), Series 2021 D, GO Bonds	5.00%	09/01/2050	95	101,883
Massachusetts (Commonwealth of), Series 2021 D, GO Bonds	5.00%	09/01/2051	235	251,766
Massachusetts (Commonwealth of), Series 2022 A, GO Bonds	5.00%	02/01/2031	245	278,425
Massachusetts (Commonwealth of), Series 2022 A, Ref. GO Bonds	5.00%	10/01/2031	65	74,603
Massachusetts (Commonwealth of), Series 2022 D, GO Bonds	5.00%	11/01/2031	15	17,237
Massachusetts (Commonwealth of), Series 2023 A, GO Bonds	5.00%	05/01/2031	30	34,223
Massachusetts (Commonwealth of), Series 2024 A, Ref. GO Bonds	5.00%	03/01/2031	15	17,068
Massachusetts (Commonwealth of), Series 2024 B, Ref. GO Bonds	5.00%	11/01/2031	25	28,728
Massachusetts (Commonwealth of) (Rail Enhancement Program) (Sustainability Bonds), Series 2022, RB	5.00%	06/01/2050	130	138,963
Massachusetts (Commonwealth of) Bay Transportation Authority, Series 2021 A-1, Ref. RB	5.00%	07/01/2031	120	137,700
Massachusetts (Commonwealth of) Bay Transportation Authority, Series 2021 A-1, Ref. RB	4.00%	07/01/2036	50	52,465
Massachusetts (Commonwealth of) Bay Transportation Authority, Series 2021 A-1, Ref. RB	4.00%	07/01/2037	10	10,443
Massachusetts (Commonwealth of) Bay Transportation Authority, Series 2021 A-1, Ref. RB	4.00%	07/01/2040	5	5,130
Massachusetts (Commonwealth of) Clean Water Trust (The), Series 2021-23B, RB	5.00%	02/01/2041	5	5,495
Massachusetts (Commonwealth of) Development Finance Agency (Southcoast Health System Obligated Group), Series 2021 G, Ref. RB	5.00%	07/01/2050	125	130,966
Massachusetts (Commonwealth of) Port Authority, Series 2021 D, RB	5.00%	07/01/2051	15	16,074
University of Massachusetts Building Authority, Series 2021-1, Ref. RB	5.00%	11/01/2031	5	5,662
				2,890,783
Michigan-1.78%
Michigan (State of), Series 2020 B, RB	5.00%	11/15/2031	155	173,955
Michigan (State of), Series 2021 A, RB	5.00%	11/15/2034	105	118,857
Michigan (State of), Series 2021 A, RB	5.00%	11/15/2035	65	73,343
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2031 Municipal Bond ETF (BSMV)—(continued)
November 30, 2024
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Michigan-(continued)
Michigan (State of), Series 2021 A, RB	4.00%	11/15/2036	$300	$314,077
Michigan (State of), Series 2021 A, RB	4.00%	11/15/2038	145	151,022
Michigan (State of), Series 2021, RB	5.00%	11/15/2033	230	261,042
Michigan (State of), Series 2021, RB	4.00%	11/15/2037	60	62,340
Michigan (State of), Series 2023, RB	5.00%	11/15/2031	5	5,698
Michigan (State of) Finance Authority (Beaumont Health Credit Group), Series 2022, Ref. RB	5.00%	04/15/2031	20	22,450
Muskegon Public Schools, Series 2021 II, GO Bonds	5.00%	05/01/2046	120	128,904
Muskegon Public Schools, Series 2021 II, GO Bonds	5.00%	05/01/2051	50	53,209
Wayne (County of), MI Airport Authority (Detroit Metropolitan Wayne County Airport), Series 2021 A, RB	5.00%	12/01/2046	100	107,786
				1,472,683
Minnesota-1.43%
Minneapolis & St. Paul (Cities of), MN Metropolitan Airports Commission, Series 2023 A, Ref. RB	5.00%	01/01/2031	20	22,365
Minneapolis (City of), MN (Allina Health System), Series 2021, RB	4.00%	11/15/2036	120	122,181
Minneapolis (City of), MN (Allina Health System), Series 2021, RB	4.00%	11/15/2037	25	25,399
Minneapolis (City of), MN (Allina Health System), Series 2021, RB	4.00%	11/15/2038	20	20,284
Minneapolis (City of), MN (Allina Health System), Series 2021, RB	4.00%	11/15/2039	30	30,350
Minnesota (State of), Series 2020 A, GO Bonds	5.00%	08/01/2031	305	342,376
Minnesota (State of), Series 2021 A, GO Bonds	5.00%	09/01/2031	40	45,801
Minnesota (State of), Series 2021 A, GO Bonds	4.00%	09/01/2033	30	31,747
Minnesota (State of), Series 2021 A, GO Bonds	4.00%	09/01/2036	45	47,288
Minnesota (State of), Series 2021 B, GO Bonds	5.00%	09/01/2031	55	62,977
Minnesota (State of), Series 2023 D, Ref. GO Bonds	5.00%	08/01/2031	35	40,028
Minnesota (State of), Series 2023 E, Ref. GO Bonds	5.00%	08/01/2031	50	57,183
Minnesota (State of), Series 2023, COP	5.00%	11/01/2031	245	279,375
Minnesota (State of) Public Facilities Authority, Series 2023 A, RB	5.00%	03/01/2031	5	5,659
Rochester (City of), MN (Mayo Clinic), Series 2016 B, Ref. RB	5.00%	11/15/2031	45	51,127
				1,184,140
Missouri-0.55%
Curators of the University of Missouri (The), Series 2024, Ref. RB	5.00%	11/01/2031	5	5,695
Missouri (State of) Health & Educational Facilities Authority (SSM Health), Series 2022 A, RB	5.00%	06/01/2031	120	133,126
St. Charles County Francis Howell R-III School District, Series 2022, Ref. GO Bonds	5.00%	03/01/2042	150	163,040
St. Louis (City of), MO, Series 2005, RB, (INS - NATL)(a)	5.50%	07/01/2031	130	149,688
				451,549
Nebraska-0.13%
Central Plains Energy Project (Project No. 3), Series 2017 A, Ref. RB	5.00%	09/01/2031	100	106,901
Nevada-0.26%
Clark (County of), NV, Series 2022 A, Ref. GO Bonds	4.00%	06/01/2031	10	10,594
Clark (County of), NV Department of Aviation, Series 2021 A, RB	5.00%	07/01/2033	10	11,202
Clark (County of), NV Department of Aviation, Series 2021, RB	5.00%	07/01/2035	125	139,319
Las Vegas Valley Water District, Series 2021 C, GO Bonds	5.00%	06/01/2031	50	56,504
				217,619
New Jersey-2.40%
Jersey City (City of), NJ Redevelopment Agency (Bayfront Redevelopment), Series 2022, RB	4.00%	12/15/2031	110	116,624
New Jersey (State of), Series 2020 A, GO Bonds	4.00%	06/01/2031	255	272,803
New Jersey (State of) Economic Development Authority, Series 2017 A, Ref. RB, (INS - BAM)(a)	3.13%	07/01/2031	75	73,924
New Jersey (State of) Transportation Trust Fund Authority, Series 2014 BB-2, RB	5.00%	06/15/2033	5	5,561
New Jersey (State of) Transportation Trust Fund Authority, Series 2014 BB-2, RN	5.00%	06/15/2031	5	5,612
New Jersey (State of) Transportation Trust Fund Authority, Series 2014 BB-2, RN	5.00%	06/15/2034	90	99,706
New Jersey (State of) Transportation Trust Fund Authority, Series 2021 A, Ref. RB	5.00%	06/15/2031	155	173,977
New Jersey (State of) Transportation Trust Fund Authority, Series 2021 A, Ref. RB	5.00%	06/15/2033	25	27,803
New Jersey (State of) Transportation Trust Fund Authority, Series 2021 A, Ref. RB	4.00%	06/15/2035	20	20,480
New Jersey (State of) Transportation Trust Fund Authority, Series 2021 A, Ref. RB	4.00%	06/15/2036	25	25,501
New Jersey (State of) Transportation Trust Fund Authority, Series 2022 BB, RB	5.00%	06/15/2031	50	56,122
New Jersey (State of) Transportation Trust Fund Authority, Series 2022 BB, RB	5.00%	06/15/2033	50	55,991
New Jersey (State of) Transportation Trust Fund Authority, Series 2022 BB, RB	5.00%	06/15/2034	45	50,185
New Jersey (State of) Transportation Trust Fund Authority, Series 2022 BB, RB	5.00%	06/15/2035	80	88,874
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2031 Municipal Bond ETF (BSMV)—(continued)
November 30, 2024
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
New Jersey-(continued)
New Jersey (State of) Transportation Trust Fund Authority, Series 2022 BB, RB	4.00%	06/15/2038	$10	$10,154
New Jersey (State of) Transportation Trust Fund Authority, Series 2022, RB	5.00%	06/15/2036	220	243,416
New Jersey (State of) Transportation Trust Fund Authority, Series 2022, RB	4.00%	06/15/2039	140	141,798
New Jersey (State of) Transportation Trust Fund Authority, Series 2023 AA, Ref. RB	5.00%	06/15/2031	100	112,303
New Jersey (State of) Turnpike Authority, Series 2021 A, RB	4.00%	01/01/2042	400	405,178
				1,986,012
New Mexico-0.29%
New Mexico (State of), Series 2023, GO Bonds	5.00%	03/01/2031	15	16,966
New Mexico (State of) Severance Tax Permanent Fund, Series 2021 A, RB	5.00%	07/01/2031	200	225,751
				242,717
New York-20.46%
Battery Park (City of), NY Authority, Series 2023 B, Ref. RB	5.00%	11/01/2031	5	5,780
Hudson Yards Infrastructure Corp. (Green Bonds), Series 2021 A, Ref. RB	5.00%	02/15/2031	25	28,489
Long Island (City of), NY Power Authority, Series 2021 A, Ref. RB	5.00%	09/01/2031	45	51,347
Long Island (City of), NY Power Authority, Series 2021 A, Ref. RB	4.00%	09/01/2033	35	36,977
Long Island (City of), NY Power Authority, Series 2021 A, Ref. RB	4.00%	09/01/2039	195	199,953
Metropolitan Transportation Authority, Series 2015 F, Ref.RB	3.25%	11/15/2031	160	154,486
Nassau (County of), NY Interim Finance Authority, Series 2021 A, Ref. RB	5.00%	11/15/2031	125	143,604
Nassau (County of), NY Interim Finance Authority, Series 2021 A, Ref. RB	4.00%	11/15/2032	25	26,954
Nassau (County of), NY Interim Finance Authority, Series 2021 A, Ref. RB	5.00%	11/15/2032	160	183,454
Nassau (County of), NY Interim Finance Authority, Series 2021 A, Ref. RB	5.00%	11/15/2033	65	74,309
Nassau (County of), NY Interim Finance Authority, Series 2021 A, Ref. RB	4.00%	11/15/2034	300	322,389
Nassau (County of), NY Interim Finance Authority, Series 2021 A, Ref. RB	5.00%	11/15/2034	50	56,957
Nassau (County of), NY Interim Finance Authority, Series 2021 A, Ref. RB	5.00%	11/15/2035	5	5,672
New York & New Jersey (States of) Port Authority, One Hundred Seventy Fifth Series 2012, RB	3.00%	12/01/2031	20	19,382
New York & New Jersey (States of) Port Authority, Series 2021 224, Ref. RB	5.00%	07/15/2033	80	90,893
New York & New Jersey (States of) Port Authority, Series 2021 224, Ref. RB	4.00%	07/15/2035	20	20,953
New York & New Jersey (States of) Port Authority, Series 2021 224, Ref. RB	4.00%	07/15/2037	60	62,198
New York & New Jersey (States of) Port Authority, Series 2021 224, Ref. RB	4.00%	07/15/2038	75	77,409
New York & New Jersey (States of) Port Authority, Two Hundred Forty Three Series 2023, Ref. RB	5.00%	12/01/2031	10	11,484
New York & New Jersey (States of) Port Authority, Two Hundred Twenty Fourth Series 2021, Ref. RB	4.00%	07/15/2034	20	21,095
New York & New Jersey (States of) Port Authority, Two Hundred Twenty Fourth Series 2021, Ref. RB	4.00%	07/15/2040	90	91,925
New York & New Jersey (States of) Port Authority, Two Hundred Twenty Second Series 2020, Ref. RB	5.00%	07/15/2031	25	28,058
New York & New Jersey (States of) Port Authority, Two Hundred Twenty-Fourth Series 2021, Ref. RB	4.00%	07/15/2039	10	10,269
New York (City of), NY, Series 2008 L-5, GO Bonds	5.00%	04/01/2033	80	89,566
New York (City of), NY, Series 2008 L-5, GO Bonds	5.00%	04/01/2034	35	39,192
New York (City of), NY, Series 2012-1, GO Bonds	5.00%	04/01/2033	150	167,937
New York (City of), NY, Series 2012-1, GO Bonds	5.00%	04/01/2035	75	83,630
New York (City of), NY, Series 2020 A-1, Ref. GO Bonds	5.00%	08/01/2031	210	233,748
New York (City of), NY, Series 2020 B-1, Ref. GO Bonds	5.00%	11/01/2031	225	251,322
New York (City of), NY, Series 2020 C, GO Bonds	5.00%	08/01/2031	265	294,967
New York (City of), NY, Series 2020 C-1, Ref. GO Bonds	5.00%	08/01/2031	180	200,355
New York (City of), NY, Series 2021 A-1, GO Bonds	5.00%	08/01/2033	70	78,720
New York (City of), NY, Series 2021 A-1, GO Bonds	4.00%	08/01/2036	115	119,511
New York (City of), NY, Series 2021 A-1, GO Bonds	5.00%	08/01/2036	195	217,667
New York (City of), NY, Series 2021 A-1, GO Bonds	5.00%	08/01/2047	115	123,941
New York (City of), NY, Series 2021 F-1, GO Bonds	5.00%	03/01/2036	25	27,770
New York (City of), NY, Series 2021 F-1, GO Bonds	5.00%	03/01/2037	50	55,393
New York (City of), NY, Series 2021 F-1, GO Bonds	5.00%	03/01/2039	5	5,491
New York (City of), NY, Series 2021 F-1, GO Bonds	5.00%	03/01/2042	165	179,475
New York (City of), NY, Series 2021 F-1, GO Bonds	5.00%	03/01/2044	280	302,701
New York (City of), NY, Series 2021 F-1, GO Bonds	5.00%	03/01/2050	40	42,753
New York (City of), NY, Series 2021-1, GO Bonds	5.00%	04/01/2031	70	79,098
New York (City of), NY, Series 2021-1, GO Bonds	5.00%	08/01/2031	55	62,434
New York (City of), NY, Series 2021-1, GO Bonds	5.00%	04/01/2034	75	83,984
New York (City of), NY, Series 2022 B-1, Ref. GO Bonds	5.00%	08/01/2031	30	34,055
New York (City of), NY, Series 2022 C, Ref. GO Bonds	5.00%	08/01/2031	5	5,676
New York (City of), NY, Series 2023 C, Ref. GO Bonds	5.00%	08/01/2031	20	22,703
New York (City of), NY, Series 2023 F-1, Ref. GO Bonds	5.00%	08/01/2031	55	62,434
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2031 Municipal Bond ETF (BSMV)—(continued)
November 30, 2024
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-(continued)
New York (City of), NY, Series 2024 C, GO Bonds	5.00%	03/01/2031	$10	$11,286
New York (City of), NY, Series 2024 D, GO Bonds	5.00%	04/01/2031	10	11,300
New York (City of), NY, Series 2024 E, Ref. GO Bonds	5.00%	08/01/2031	5	5,676
New York (City of), NY, Subseries 2022 D-1, GO Bonds	5.00%	05/01/2031	35	39,595
New York (City of), NY Educational Construction Fund, Series 2021 B, RB, (CEP - Colorado Higher Education Intercept Program)	5.00%	04/01/2052	100	106,421
New York (City of), NY Industrial Development Agency (Queens Baseball Stadium), Series 2021 A, Ref. RB, (INS - AGM)(a)	5.00%	01/01/2031	50	55,354
New York (City of), NY Municipal Water Finance Authority, Series 2018 EE, Ref. RB	3.13%	06/15/2031	100	100,267
New York (City of), NY Municipal Water Finance Authority, Series 2020 EE, Ref. RB	5.00%	06/15/2031	170	194,283
New York (City of), NY Municipal Water Finance Authority, Series 2021 AA-1, RB	5.00%	06/15/2048	315	338,550
New York (City of), NY Municipal Water Finance Authority, Series 2021 BB-1, Ref. RB	5.00%	06/15/2044	235	255,997
New York (City of), NY Municipal Water Finance Authority, Series 2021 CC-1, RB	5.00%	06/15/2051	55	58,878
New York (City of), NY Municipal Water Finance Authority, Series 2021 DD, Ref. RB	5.00%	06/15/2031	270	308,567
New York (City of), NY Municipal Water Finance Authority, Series 2021 DD, Ref. RB	4.00%	06/15/2036	10	10,457
New York (City of), NY Municipal Water Finance Authority, Series 2022 CC-2, RB	5.00%	06/15/2035	125	142,567
New York (City of), NY Transitional Finance Authority, Series 2010 G-5, RB	5.00%	05/01/2031	40	44,828
New York (City of), NY Transitional Finance Authority, Series 2020, RB	5.00%	05/01/2031	50	56,035
New York (City of), NY Transitional Finance Authority, Series 2020, Ref. RB	5.00%	11/01/2031	140	156,702
New York (City of), NY Transitional Finance Authority, Series 2021 A-1, Ref. RB	5.00%	11/01/2031	15	17,105
New York (City of), NY Transitional Finance Authority, Series 2021 A-1, Ref. RB	5.00%	11/01/2033	80	90,434
New York (City of), NY Transitional Finance Authority, Series 2021 A-1, Ref. RB	5.00%	11/01/2034	170	191,669
New York (City of), NY Transitional Finance Authority, Series 2021 A-1, Ref. RB	4.00%	11/01/2035	15	15,728
New York (City of), NY Transitional Finance Authority, Series 2021 A-1, Ref. RB	4.00%	11/01/2036	270	281,964
New York (City of), NY Transitional Finance Authority, Series 2021 A-1, Ref. RB	4.00%	11/01/2037	75	77,970
New York (City of), NY Transitional Finance Authority, Series 2021 B-1, RB	5.00%	08/01/2034	50	56,207
New York (City of), NY Transitional Finance Authority, Series 2021 B-1, RB	5.00%	08/01/2035	170	190,333
New York (City of), NY Transitional Finance Authority, Series 2021 B-1, RB	4.00%	08/01/2036	20	20,878
New York (City of), NY Transitional Finance Authority, Series 2021 B-1, RB	4.00%	08/01/2038	35	36,209
New York (City of), NY Transitional Finance Authority, Series 2021 B-1, RB	4.00%	08/01/2039	200	206,295
New York (City of), NY Transitional Finance Authority, Series 2021 E-1, RB	5.00%	02/01/2035	335	372,767
New York (City of), NY Transitional Finance Authority, Series 2021 E-1, RB	5.00%	02/01/2036	145	160,563
New York (City of), NY Transitional Finance Authority, Series 2021 E-1, RB	4.00%	02/01/2043	20	20,188
New York (City of), NY Transitional Finance Authority, Series 2021 F-1, Ref. RB	5.00%	11/01/2031	215	242,631
New York (City of), NY Transitional Finance Authority, Series 2021 F-1, Ref. RB	5.00%	11/01/2032	125	140,638
New York (City of), NY Transitional Finance Authority, Series 2021 F-1, Ref. RB	5.00%	11/01/2033	10	11,218
New York (City of), NY Transitional Finance Authority, Series 2021 F-1, Ref. RB	5.00%	11/01/2034	170	190,244
New York (City of), NY Transitional Finance Authority, Series 2021 F-1, Ref. RB	4.00%	11/01/2036	15	15,621
New York (City of), NY Transitional Finance Authority, Series 2021 F-1, Ref. RB	4.00%	11/01/2037	5	5,185
New York (City of), NY Transitional Finance Authority, Series 2021 F-1, Ref. RB	4.00%	11/01/2038	25	25,824
New York (City of), NY Transitional Finance Authority, Series 2022 A-1, RB	5.00%	08/01/2031	15	17,047
New York (City of), NY Transitional Finance Authority, Series 2022 B-1, Ref. RB	5.00%	11/01/2031	100	114,031
New York (City of), NY Transitional Finance Authority, Series 2023 E-1, Ref. RB	5.00%	11/01/2031	50	57,015
New York (City of), NY Transitional Finance Authority, Series 2024 C, RB	5.00%	05/01/2031	40	45,302
New York (City of), NY Transitional Finance Authority, Subseries 2010 F-5, RB	5.00%	02/01/2031	90	101,567
New York (City of), NY Transitional Finance Authority, Subseries 2021 S-1, Ref. RB	5.00%	07/15/2031	20	22,885
New York (City of), NY Transitional Finance Authority, Subseries 2021 S-1, Ref. RB	4.00%	07/15/2034	245	258,266
New York (City of), NY Transitional Finance Authority, Subseries 2021 S-1, Ref. RB	4.00%	07/15/2035	225	235,720
New York (City of), NY Transitional Finance Authority, Subseries 2021 S-1, Ref. RB	4.00%	07/15/2036	40	41,664
New York (City of), NY Transitional Finance Authority, Subseries 2021 S-1, Ref. RB	4.00%	07/15/2037	20	20,745
New York (City of), NY Transitional Finance Authority, Subseries 2021 S-1A, Ref. RB	5.00%	07/15/2033	140	159,164
New York (City of), NY Transitional Finance Authority, Subseries 2024 A-1, Ref. RB	5.00%	11/01/2031	80	91,225
New York (City of), NY Trust for Cultural Resources (Lincoln Center for Performing Arts), Series 2020 A, Ref. RB	5.00%	12/01/2031	20	22,284
New York (State of), Series 2023 C, Ref. GO Bonds	5.00%	03/15/2031	5	5,736
New York (State of) Dormitory Authority, Series 2020 A, Ref. RB	5.00%	07/01/2031	45	51,844
New York (State of) Dormitory Authority, Series 2020 A-2, Ref. RB	5.00%	07/01/2031	40	45,221
New York (State of) Dormitory Authority, Series 2020 D, Ref. RB	5.00%	02/15/2031	215	237,936
New York (State of) Dormitory Authority, Series 2021 A, Ref. RB	5.00%	03/15/2031	155	175,801
New York (State of) Dormitory Authority, Series 2021 A, Ref. RB	5.00%	03/15/2033	190	212,951
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2031 Municipal Bond ETF (BSMV)—(continued)
November 30, 2024
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-(continued)
New York (State of) Dormitory Authority, Series 2021 A, Ref. RB	4.00%	03/15/2034	$15	$15,837
New York (State of) Dormitory Authority, Series 2021 A, Ref. RB	5.00%	03/15/2034	50	55,926
New York (State of) Dormitory Authority, Series 2021 A, Ref. RB	5.00%	03/15/2035	150	167,288
New York (State of) Dormitory Authority, Series 2021 A, Ref. RB	5.00%	03/15/2036	145	161,317
New York (State of) Dormitory Authority, Series 2021 A, Ref. RB	4.00%	03/15/2037	240	248,097
New York (State of) Dormitory Authority, Series 2021 A, Ref. RB	4.00%	03/15/2038	25	25,742
New York (State of) Dormitory Authority, Series 2021 A, Ref. RB	4.00%	03/15/2040	105	106,720
New York (State of) Dormitory Authority, Series 2021 A, Ref. RB	4.00%	03/15/2041	130	131,326
New York (State of) Dormitory Authority, Series 2021 A, Ref. RB	5.00%	03/15/2049	110	117,346
New York (State of) Dormitory Authority, Series 2021, RB	5.00%	03/15/2031	435	493,376
New York (State of) Dormitory Authority, Series 2022 A, Ref. RB	5.00%	03/15/2031	5	5,671
New York (State of) Dormitory Authority, Series 2022, RB, (INS - BAM)(a)	5.00%	10/01/2031	10	11,197
New York (State of) Dormitory Authority, Series 2023 A, RB, (INS - AGM)(a)	5.00%	10/01/2034	25	28,156
New York (State of) Dormitory Authority, Series 2023 A, RB, (INS - AGM)(a)	5.00%	10/01/2036	70	78,284
New York (State of) Dormitory Authority, Series 2023 A, RB, (INS - AGM)(a)	5.00%	10/01/2037	145	161,458
New York (State of) Dormitory Authority, Series 2023 A-1, Ref. RB	5.00%	03/15/2031	25	28,386
New York (State of) Dormitory Authority, Series 2024 A, RB	5.00%	10/01/2031	15	17,338
New York (State of) Dormitory Authority (Bidding Group 2), Series 2020 A, Ref. RB	5.00%	03/15/2031	115	128,512
New York (State of) Dormitory Authority (Fordham University), Series 2021 A, Ref. RB	4.00%	07/01/2037	30	30,995
New York (State of) Dormitory Authority (New York University), Series 2021 A, Ref. RB	4.00%	07/01/2040	5	5,096
New York (State of) Dormitory Authority (New York University), Series 2021 A, Ref. RB	5.00%	07/01/2051	75	80,270
New York (State of) Power Authority (Green Transmission), Series 2022, RB, (INS - AGM)(a)	5.00%	11/15/2031	120	138,219
New York (State of) Power Authority (Green Transmission), Series 2022, RB, (INS - AGM)(a)	5.00%	11/15/2033	10	11,431
New York (State of) Power Authority (Green Transmission), Series 2022, RB, (INS - AGM)(a)	5.00%	11/15/2034	35	39,855
New York (State of) Power Authority (Green Transmission), Series 2022, RB, (INS - AGM)(a)	5.00%	11/15/2035	5	5,682
New York (State of) Power Authority (Green Transmission), Series 2022, RB, (INS - AGM)(a)	4.00%	11/15/2037	25	26,340
New York (State of) Power Authority (Green Transmission), Series 2022, RB, (INS - AGM)(a)	4.00%	11/15/2039	55	57,350
New York (State of) Power Authority (Green Transmission), Series 2022, RB, (INS - AGM)(a)	4.00%	11/15/2040	30	31,066
New York (State of) Thruway Authority, Series 2021 A-1, Ref. RB	5.00%	03/15/2031	75	84,926
New York (State of) Thruway Authority, Series 2021 A-1, Ref. RB	5.00%	03/15/2035	5	5,585
New York (State of) Thruway Authority, Series 2021 A-1, Ref. RB	4.00%	03/15/2038	10	10,286
New York (State of) Thruway Authority, Series 2021 O, Ref. RB	5.00%	01/01/2034	40	45,222
New York (State of) Thruway Authority, Series 2021 O, Ref. RB	5.00%	01/01/2035	5	5,632
New York (State of) Thruway Authority, Series 2021 O, Ref. RB	4.00%	01/01/2036	60	61,990
New York (State of) Thruway Authority (Bid Group 4), Series 2021 A-1, Ref. RB	4.00%	03/15/2056	30	29,734
New York (State of) Thruway Authority (Bidding Group 2), Series 2021 A-1, Ref. RB	4.00%	03/15/2041	15	15,145
New York (State of) Thruway Authority (Bidding Group 2), Series 2021 O, Ref. RB	4.00%	01/01/2042	700	705,725
New York (State of) Thruway Authority (Bidding Group 5), Series 2021 A-1, Ref. RB	4.00%	03/15/2036	40	41,509
New York (State of) Thruway Authority (Bidding Group 5), Series 2021 A-1, Ref. RB	4.00%	03/15/2037	15	15,489
New York (State of) Thruway Authority (Bidding Group 5), Series 2021 A-1, Ref. RB	4.00%	03/15/2045	375	375,462
New York (State of) Thruway Authority (Group 1), Series 2021 O, Ref. RB	4.00%	01/01/2038	15	15,379
New York (State of) Thruway Authority (Group 1), Series 2021 O, Ref. RB	4.00%	01/01/2047	15	15,019
New York (State of) Thruway Authority (Group 2), Series 2021 A-1, Ref. RB	4.00%	03/15/2042	50	50,301
New York State Environmental Facilities Corp. (NYC Municipal Water Finance Authority), Series 2021, RB	5.00%	06/15/2031	30	34,402
New York State Environmental Facilities Corp. (NYC Municipal Water Finance Authority), Series 2023, Ref. RB	5.00%	06/15/2031	100	114,672
New York State Environmental Facilities Corp. (NYC Municipal Water Finance Authority), Series 2024, Ref. RB	5.00%	06/15/2031	25	28,668
New York State Urban Development Corp., Series 2020 E, Ref. RB	5.00%	03/15/2031	20	22,192
New York State Urban Development Corp., Series 2020, Ref. RB	5.00%	03/15/2031	115	128,708
New York State Urban Development Corp. (Bidding Group 1), Series 2021 A, Ref. RB	5.00%	03/15/2036	195	218,901
New York State Urban Development Corp. (Bidding Group 2), Series 2021 A, Ref. RB	4.00%	03/15/2037	30	31,121
New York State Urban Development Corp. (Bidding Group 2), Series 2021 A, Ref. RB	4.00%	03/15/2038	65	67,027
New York State Urban Development Corp. (Green Bonds), Series 2023, Ref. RB	5.00%	03/15/2031	20	22,672
New York Transportation Development Corp. (Terminal 4 JFK International Airport), Series 2020, Ref. RB	5.00%	12/01/2031	50	54,702
Triborough Bridge & Tunnel Authority, Series 2021 A-1, Ref. RB	5.00%	05/15/2051	225	240,969
Triborough Bridge & Tunnel Authority, Series 2021 C-1A, RB	5.00%	05/15/2037	20	22,454
Triborough Bridge & Tunnel Authority, Series 2021 C-1A, RB	5.00%	05/15/2038	25	27,980
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2031 Municipal Bond ETF (BSMV)—(continued)
November 30, 2024
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-(continued)
Triborough Bridge & Tunnel Authority, Series 2021 C-1A, RB	5.00%	05/15/2039	$10	$11,141
Triborough Bridge & Tunnel Authority, Series 2021 C-1A, RB	5.00%	05/15/2040	10	11,078
Triborough Bridge & Tunnel Authority, Series 2021 C-1A, RB	5.00%	05/15/2041	40	44,076
Triborough Bridge & Tunnel Authority, Series 2021 C-2, Ref. RB	4.00%	05/15/2034	40	42,705
Triborough Bridge & Tunnel Authority, Series 2021 C-2, Ref. RB	4.00%	05/15/2035	75	79,765
Triborough Bridge & Tunnel Authority, Series 2021 C-3, RB	4.00%	05/15/2051	85	83,620
Triborough Bridge & Tunnel Authority (Green Bonds), Series 2023, Ref. RB	5.00%	11/15/2031	80	91,872
Triborough Bridge & Tunnel Authority (Green Bonds), Series 2024, Ref. RB	5.00%	05/15/2031	10	11,351
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2021 A, RB	5.00%	11/15/2051	530	564,190
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2021 A, RB	5.00%	11/15/2056	35	37,136
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2021 C-1A, RB	5.00%	05/15/2051	40	42,931
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2022, RB	5.00%	05/15/2031	210	239,432
				16,930,848
North Carolina-1.21%
Charlotte (City of), NC, Series 2022 A, Ref. RB	5.00%	07/01/2031	100	114,099
Charlotte-Mecklenburg Hospital Authority (The) (Atrium Health), Series 2022 A, Ref. RB	5.00%	01/15/2031	5	5,585
Mecklenburg (County of), NC, Series 2022, GO Bonds	5.00%	09/01/2031	100	114,437
North Carolina (State of), Series 2020 A, GO Bonds	5.00%	06/01/2031	20	22,404
North Carolina (State of), Series 2021 A, Ref. RB	5.00%	05/01/2031	30	34,014
North Carolina (State of), Series 2021, RB	5.00%	03/01/2031	5	5,631
North Carolina (State of), Series 2021, RB	5.00%	03/01/2033	25	27,958
North Carolina (State of), Series 2021, RB	4.00%	03/01/2035	10	10,371
North Carolina (State of), Series 2022 A, RB	5.00%	05/01/2031	30	34,014
North Carolina (State of) (Build North Carolina Programs), Series 2020 B, RB	5.00%	05/01/2031	305	339,902
North Carolina (State of) Medical Care Commission, Series 2021 A, RB	4.00%	02/01/2036	5	5,121
Wake (County of), NC, Series 2021, RB	5.00%	03/01/2031	95	107,571
Wake (County of), NC, Series 2021, RB	4.00%	03/01/2033	15	15,862
Wake (County of), NC, Series 2021, RB	4.00%	03/01/2038	100	103,111
Wake (County of), NC, Series 2023 A, Ref. GO Bonds	5.00%	05/01/2031	10	11,389
Wake (County of), NC, Series 2024 B, Ref. GO Bonds	5.00%	09/01/2031	40	45,775
				997,244
Ohio-3.69%
American Municipal Power, Inc. (AMP Fremont Energy Center), Series 2021, Ref. RB	5.00%	02/15/2034	5	5,521
American Municipal Power, Inc. (Fremont Energy Center), Series 2021, Ref. RB	5.00%	02/15/2031	20	22,281
American Municipal Power, Inc. (Fremont Energy Center), Series 2021, Ref. RB	4.00%	02/15/2036	100	103,096
American Municipal Power, Inc. (Fremont Energy Center), Series 2021, Ref. RB	4.00%	02/15/2037	35	35,697
Columbus (City of), OH, Series 2023 A, GO Bonds	5.00%	08/15/2031	75	85,525
Columbus (City of), OH, Series 2024 A, GO Bonds	5.00%	08/15/2031	25	28,509
Montgomery (County of), OH (Kettering Health Network Obligated Group), Series 2021, Ref. RB	4.00%	08/01/2041	10	10,040
Montgomery (County of), OH (Kettering Health Network Obligated Group), Series 2021, Ref. RB	4.00%	08/01/2051	10	9,560
Ohio (State of), Series 2021 A, GO Bonds	4.00%	05/01/2038	35	36,368
Ohio (State of), Series 2021 A, GO Bonds	5.00%	05/01/2040	10	11,007
Ohio (State of), Series 2021 A, GO Bonds	5.00%	06/15/2041	240	263,618
Ohio (State of), Series 2021 B, Ref. GO Bonds	5.00%	09/15/2031	90	102,629
Ohio (State of), Series 2021, RB	5.00%	02/01/2031	5	5,612
Ohio (State of), Series 2023, Ref. GO Bonds	5.00%	09/01/2031	30	34,192
Ohio (State of) Turnpike & Infrastructure Commission, Series 2013 A-4, RB	5.70%	02/15/2034	120	139,030
Ohio (State of) Turnpike & Infrastructure Commission, Series 2021 A, RB	5.00%	02/15/2046	355	381,973
Ohio (State of) Turnpike & Infrastructure Commission, Series 2021 A, RB	5.00%	02/15/2051	70	74,692
Ohio (State of) Water Development Authority, Series 2021 A, RB	5.00%	12/01/2035	170	190,611
Ohio (State of) Water Development Authority, Series 2021 A, RB	5.00%	12/01/2037	50	55,741
Ohio (State of) Water Development Authority, Series 2021 A, RB	5.00%	12/01/2038	70	77,822
Ohio (State of) Water Development Authority, Series 2021, RB	5.00%	06/01/2046	170	185,393
Ohio (State of) Water Development Authority (Water Pollution Control Loan Fund), Series 2021 A, RB	5.00%	12/01/2038	15	16,792
Ohio (State of) Water Development Authority (Water Pollution Control Loan Fund), Series 2021 A, RB	4.00%	12/01/2039	5	5,160
Ohio (State of) Water Development Authority (Water Pollution Control Loan Fund), Series 2021 A, RB	5.00%	12/01/2040	55	61,146
Ohio (State of) Water Development Authority (Water Pollution Control Loan Fund), Series 2021 A, RB	4.00%	12/01/2041	15	15,308
Ohio (State of) Water Development Authority (Water Pollution Control Loan Fund), Series 2021 A, RB	5.00%	12/01/2046	115	125,357
Ohio State University (The), Series 2021, RB	5.00%	12/01/2033	25	28,475
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2031 Municipal Bond ETF (BSMV)—(continued)
November 30, 2024
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Ohio-(continued)
Ohio State University (The), Series 2021, RB	5.00%	12/01/2034	$100	$113,466
Ohio State University (The), Series 2021, RB	5.00%	12/01/2036	150	168,872
Tipp (City of), Ohio Exempted Village School District, Series 2024 B, GO Bonds, (INS - BAM)(a)	5.00%	11/01/2054	615	658,009
				3,051,502
Oklahoma-0.36%
Cleveland (County of), OK Educational Facilities Authority (Moore Public Schools), Series 2021, RB	4.00%	06/01/2031	100	105,160
Oklahoma (State of) Turnpike Authority, Series 2020 A, Ref. RB	5.00%	01/01/2031	165	185,003
University of Oklahoma (The), Series 2021 A, RB, (INS - AGM)(a)	5.00%	07/01/2046	10	10,706
				300,869
Oregon-0.20%
Oregon (State of) (Article XI-Q State), Series 2023 A, GO Bonds	5.00%	05/01/2031	100	113,381
Oregon (State of) (Q State), Series 2021 A, GO Bonds	5.00%	05/01/2035	50	56,101
				169,482
Pennsylvania-2.48%
Pennsylvania (Commonwealth of), First Series 2017, Ref. GO Bonds	3.00%	01/01/2031	335	334,627
Pennsylvania (Commonwealth of), First Series 2020, GO Bonds	5.00%	05/01/2031	35	38,856
Pennsylvania (Commonwealth of), First Series 2021, GO Bonds	5.00%	05/15/2031	30	33,900
Pennsylvania (Commonwealth of), First Series 2021, GO Bonds	4.00%	05/15/2033	250	264,271
Pennsylvania (Commonwealth of), First Series 2023, Ref. GO Bonds	5.00%	09/01/2031	5	5,672
Pennsylvania (Commonwealth of), Series 2022, GO Bonds	5.00%	10/01/2031	30	34,071
Pennsylvania (Commonwealth of) Economic Development Financing Authority, Series 2023 A-1, RB	5.00%	05/15/2031	290	324,013
Pennsylvania (Commonwealth of) Higher Educational Facilities Authority (University of Pennsylvania Health System), Series 2021 A, Ref. RB	5.00%	08/15/2044	50	53,937
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2021 A, Ref. RB	5.00%	12/01/2046	125	135,371
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2021 A, Ref. RB	5.00%	12/01/2047	95	102,112
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2021 B, Ref. RB	5.00%	12/01/2046	95	103,249
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2021 B, Ref. RB	5.00%	12/01/2046	125	134,714
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2021 C, Ref. RB	5.00%	12/01/2046	145	157,030
Philadelphia (City of), PA, Series 2021 A, GO Bonds	4.00%	05/01/2037	20	20,650
Philadelphia (City of), PA, Series 2021 C, RB	5.00%	10/01/2046	260	281,476
Pittsburgh (City of), PA Water & Sewer Authority, Series 2019 B, Ref. RB, (INS - AGM)(a)	5.00%	09/01/2031	25	28,411
				2,052,360
Rhode Island-0.03%
Rhode Island Commerce Corp. (Garvee), Series 2020 A, RB	5.00%	05/15/2031	20	22,078
South Carolina-0.99%
Lexington & Richland School District No. 5, Series 2021 B, Ref. GO Bonds	4.00%	03/01/2031	5	5,343
Piedmont Municipal Power Agency, Series 2021 D, Ref. RB	4.00%	01/01/2033	20	20,611
SCAGO Educational Facilities Corp. for Pickens School District, Series 2015, Ref. RB	3.50%	12/01/2031	20	19,803
South Carolina (State of) Jobs-Economic Development Authority (Novant Health Obligated Group), Series 2024, RB	5.00%	11/01/2031	115	129,439
South Carolina (State of) Public Service Authority, Series 2020 A, Ref. RB	5.00%	12/01/2031	10	11,044
South Carolina (State of) Public Service Authority, Series 2021 B, RB	4.00%	12/01/2039	350	353,413
South Carolina (State of) Public Service Authority, Series 2021 B, RB	5.00%	12/01/2040	15	16,246
South Carolina (State of) Public Service Authority (Santee Cooper), Series 2022 A, RB	5.00%	12/01/2031	10	11,200
South Carolina (State of) Transportation Infrastructure Bank, Series 2021 A, Ref. RB	4.00%	10/01/2033	135	142,991
University of South Carolina (Campus Village), Series 2021 A, RB	5.00%	05/01/2046	100	107,716
				817,806
South Dakota-0.12%
South Dakota (State of) Health & Educational Facilities Authority (Avera Health), Series 2024 A, Ref. RB	5.00%	07/01/2031	90	100,355
Tennessee-0.52%
Clarksville (City of), TN, Series 2021 A, RB	5.00%	02/01/2045	105	113,113
Johnson City (City of), TN Health & Educational Facilities Board (Ballad Health Obligated Group), Series 2023 A, Ref. RB	5.00%	07/01/2031	30	32,918
Memphis (City of), TN, Series 2022 A, Ref. GO Bonds	5.00%	10/01/2047	50	54,004
Nashville (City of) & Davidson (County of), TN Metropolitan Government, Series 2021 A, RB	5.00%	05/15/2046	150	161,228
Nashville (City of) & Davidson (County of), TN Metropolitan Government, Series 2021 C, GO Bonds	4.00%	01/01/2031	30	32,023
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2031 Municipal Bond ETF (BSMV)—(continued)
November 30, 2024
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Tennessee-(continued)
Nashville (City of) & Davidson (County of), TN Metropolitan Government Health & Educational Facilities Board (The) (Vanderbilt University Medical Center), Series 2021 A, RB	5.00%	07/01/2031	$30	$33,385
Tennessee (State of), Series 2023 A, GO Bonds	5.00%	05/01/2031	5	5,691
				432,362
Texas-6.85%
Aransas County Independent School District, Series 2022, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	08/15/2047	100	100,449
Austin (City of), TX, Series 2021, Ref. RB	5.00%	11/15/2046	35	37,869
Austin (City of), TX, Series 2024, Ref. RB	5.00%	11/15/2031	70	79,815
Austin Independent School District, Series 2021, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	08/01/2036	15	15,603
Austin Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/01/2031	20	22,768
Bexar (County of), TX, Series 2022 B, Ctfs. of Obligations	4.75%	06/15/2048	20	20,853
Board of Regents of the University of Texas System, Series 2020 C, Ref. RB	5.00%	08/15/2031	100	113,640
Board of Regents of the University of Texas System, Series 2021 A, Ref. RB	5.00%	08/15/2031	110	125,004
Board of Regents of the University of Texas System, Series 2023 A, RB	5.00%	08/15/2031	205	232,962
Board of Regents of the University of Texas System, Series 2024 A, Ref. RB	5.00%	08/15/2031	10	11,364
Central Texas Regional Mobility Authority, Series 2021 B, RB	5.00%	01/01/2046	155	163,411
Central Texas Regional Mobility Authority, Series 2021 D, Ref. RB	4.00%	01/01/2037	140	143,019
Central Texas Regional Mobility Authority, Series 2021 D, Ref. RB	4.00%	01/01/2038	35	35,641
Clear Creek Independent School District, Series 2013 B, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2031	100	112,853
Comal Independent School District, Series 2022, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/01/2036	100	104,509
Cypress-Fairbanks Independent School District, Series 2020 A, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2037	15	15,516
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport), Series 2020 A, Ref. RB	5.00%	11/01/2031	55	61,181
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport), Series 2020, Ref. RB	5.00%	11/01/2031	60	66,743
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport), Series 2022 B, Ref. RB	5.00%	11/01/2031	15	16,943
Dallas (City of), TX, Series 2024 A, Ctfs. Of Obligations	5.00%	02/15/2031	80	90,088
Dallas (City of), TX Area Rapid Transit, Series 2007, Ref. RB, (INS - AMBAC)(a)	5.25%	12/01/2031	5	5,681
Dallas College, Series 2022, GO Bonds	5.00%	02/15/2031	100	111,583
Denton Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/15/2031	55	62,178
El Paso (City of), TX, Series 2022, RB	5.00%	03/01/2052	5	5,295
Forney Independent School District, Series 2022 A, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	08/15/2044	200	201,321
Garland Independent School District, Series 2023 A, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2031	50	56,548
Georgetown (City of), TX, Series 2022, RB, (INS - AGM)(a)	5.00%	08/15/2042	90	97,612
Harris (County of), TX, Series 2021 A, GO Bonds	4.00%	10/01/2047	100	100,250
Harris (County of), TX, Series 2022 A, Ref. GO Bonds	5.00%	08/15/2031	30	34,131
Houston (City of), TX, Series 2023 B, Ref. RB, (INS - AGM)(a)	5.00%	07/01/2031	110	123,882
Lewisville Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/15/2031	5	5,682
Lower Colorado River Authority, Series 2022, Ref. RB, (INS - AGM)(a)	5.00%	05/15/2033	10	11,175
Lower Colorado River Authority, Series 2022, Ref. RB, (INS - AGM)(a)	5.00%	05/15/2036	75	83,006
Lower Colorado River Authority (LCRA Transmission Services Corp.), Series 2021 A, RB	5.00%	05/15/2046	150	160,322
Lower Colorado River Authority (LCRA Transmission Services Corp.), Series 2022, Ref. RB	5.00%	05/15/2036	5	5,509
Lower Colorado River Authority (LCRA Transmission Services Corp.), Series 2022, Ref. RB	5.00%	05/15/2037	175	192,171
Lower Colorado River Authority (LCRA Transmission Services Corp.), Series 2022, Ref. RB	5.00%	05/15/2038	20	21,898
Lower Colorado River Authority (LCRA Transmission Services Corp.), Series 2022, Ref. RB	5.00%	05/15/2040	15	16,263
Lower Colorado River Authority (LCRA Transmission Services Corp.), Series 2022, Ref. RB	5.00%	05/15/2042	30	32,285
Lower Colorado River Authority (LCRA Transmission Services Corp.), Series 2022, Ref. RB	5.00%	05/15/2047	45	48,029
Montgomery Independent School District, Series 2022, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2047	15	15,086
North Texas Municipal Water District, Series 2021 A, Ref. RB	4.00%	09/01/2031	55	58,056
North Texas Tollway Authority, Series 2021 B, RB	4.00%	01/01/2033	10	10,269
North Texas Tollway Authority, Series 2021 B, RB	4.00%	01/01/2034	320	327,919
North Texas Tollway Authority, Series 2021 B, RB	4.00%	01/01/2035	85	86,896
Northwest Independent School District, Series 2022, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2047	150	150,864
Permanent University Fund - University of Texas System, Series 2022 A, RB	5.00%	07/01/2031	35	39,709
Permanent University Fund - University of Texas System, Series 2024 A, Ref. RB	5.00%	07/01/2031	55	62,399
Plano Independent School District, Series 2023, GO Bonds	5.00%	02/15/2031	45	50,402
Rockwall Independent School District, Series 2022 A, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2047	150	160,937
Sabine-Neches Navigation District, Series 2022, GO Bonds	5.25%	02/15/2052	265	284,460
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2031 Municipal Bond ETF (BSMV)—(continued)
November 30, 2024
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas-(continued)
San Antonio (City of), TX, Series 2021 A, RB	5.00%	02/01/2038	$20	$21,873
San Antonio (City of), TX, Series 2021 A, RB	5.00%	02/01/2039	135	146,845
San Antonio (City of), TX, Series 2021 A, RB	5.00%	02/01/2040	160	173,464
San Antonio (City of), TX, Series 2021 A, RB	5.00%	02/01/2041	30	32,411
San Antonio (City of), TX, Series 2021 A, RB	5.00%	02/01/2046	130	138,727
San Antonio Public Facilities Corp., Series 2022, Ref. RB	5.00%	09/15/2031	5	5,580
Tarrant (County of), TX, Series 2022, GO Bonds	4.00%	07/15/2047	100	100,116
Tarrant County College District, Series 2022, GO Bonds	5.00%	08/15/2031	15	16,987
Texas (State of) Transportation Commission, Series 2024, Ref. GO Bonds	5.00%	04/01/2031	60	67,798
Texas (State of) Transportation Commission (Central Texas Turnpike System), Series 2024 C, Ref. RB	5.00%	08/15/2031	255	285,146
Texas (State of) Water Development Board, Series 2020, RB	5.00%	08/01/2031	30	33,459
Texas (State of) Water Development Board, Series 2021, RB	5.00%	08/01/2031	25	28,314
Texas (State of) Water Development Board, Series 2021, RB	5.00%	08/01/2033	80	90,069
Texas (State of) Water Development Board, Series 2021, RB	5.00%	08/01/2034	100	112,349
Texas (State of) Water Development Board, Series 2021, RB	4.00%	08/01/2035	35	36,699
Texas (State of) Water Development Board, Series 2021, RB	4.00%	08/01/2036	20	20,878
Texas State University Board of Regents, Series 2024 A, RB	5.00%	02/15/2031	10	11,249
Trinity River Authority, Series 2020, Ref. RB	3.00%	08/01/2031	80	79,386
University of Houston, Series 2022 A, Ref. RB	5.00%	02/15/2031	35	39,075
Williamson (County of), TX, Series 2024, GO Notes	5.00%	02/15/2031	30	33,692
				5,666,166
Utah-1.43%
Granite School District Board of Education, Series 2021, Ref. GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	06/01/2031	80	90,966
Intermountain Power Agency, Series 2022 A, Ref. RB	5.00%	07/01/2031	50	56,598
Intermountain Power Agency, Series 2022 A, Ref. RB	5.00%	07/01/2034	5	5,643
Intermountain Power Agency, Series 2022 A, Ref. RB	5.00%	07/01/2035	20	22,425
Intermountain Power Agency, Series 2022 A, Ref. RB	5.00%	07/01/2037	30	33,452
Intermountain Power Agency, Series 2022 A, Ref. RB	5.00%	07/01/2038	10	11,112
Intermountain Power Agency, Series 2022 A, Ref. RB	5.00%	07/01/2039	50	55,350
Intermountain Power Agency, Series 2022 A, Ref. RB	5.00%	07/01/2041	25	27,470
Intermountain Power Agency, Series 2022 A, Ref. RB	5.00%	07/01/2042	5	5,465
Intermountain Power Agency, Series 2022 A, Ref. RB	5.00%	07/01/2044	320	346,892
Intermountain Power Agency, Series 2022 A, Ref. RB	5.00%	07/01/2045	270	292,125
Salt Lake City (City of), UT, Series 2021 B, RB	5.00%	07/01/2046	90	96,311
University of Utah (The) (Green Bonds), Series 2022 B, RB	5.00%	08/01/2031	55	62,577
Utah (State of) Transit Authority, Series 2007 A, Ref. RB, (INS - NATL)(a)	5.00%	06/15/2031	70	78,124
				1,184,510
Virginia-1.36%
Fairfax (County of), VA, Series 2024 A, GO Bonds	5.00%	10/01/2031	30	34,291
Norfolk (City of), VA, Series 2021 A, GO Bonds	5.00%	03/01/2033	155	174,964
Virginia (Commonwealth of) College Building Authority (21st Centuity College and Equipment), Series 2021, RB	5.00%	02/01/2031	90	101,731
Virginia (Commonwealth of) College Building Authority (21st Centuity College and Equipment), Series 2022, RB	5.00%	02/01/2031	15	16,955
Virginia (Commonwealth of) College Building Authority (21st Century College and Equipment Programs), Series 2021 A, RB	4.00%	02/01/2033	5	5,274
Virginia (Commonwealth of) College Building Authority (21st Century College and Equipment Programs), Series 2023 A, RB	5.00%	02/01/2031	95	107,210
Virginia (Commonwealth of) College Building Authority (21st Century College and Equipment Programs), Series 2023 B, Ref. RB	5.00%	02/01/2031	130	146,945
Virginia (Commonwealth of) Public Building Authority, Series 2021 A-1, RB	5.00%	08/01/2031	130	148,080
Virginia (Commonwealth of) Public Building Authority, Series 2021 A-1, RB	5.00%	08/01/2033	180	203,469
Virginia (Commonwealth of) Public Building Authority, Series 2021 A-2, RB	4.00%	08/01/2036	50	52,143
Virginia (Commonwealth of) Public Building Authority (Bidding Group 1), Series 2022 A, RB	5.00%	08/01/2031	5	5,695
Virginia (Commonwealth of) Transportation Board (I-81 Regional Corridor), Series 2021, RB	5.00%	05/15/2057	120	127,676
				1,124,433
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2031 Municipal Bond ETF (BSMV)—(continued)
November 30, 2024
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Washington-4.74%
Central Puget Sound Regional Transit Authority (Green Bonds), Series 2021 S-1, Ref. RB	5.00%	11/01/2031	$45	$51,253
Central Puget Sound Regional Transit Authority (Green Bonds), Series 2021 S-1, Ref. RB	5.00%	11/01/2033	190	215,034
Central Puget Sound Regional Transit Authority (Green Bonds), Series 2021 S-1, Ref. RB	5.00%	11/01/2034	140	158,032
Central Puget Sound Regional Transit Authority (Green Bonds), Series 2021 S-1, Ref. RB	4.00%	11/01/2040	150	153,753
Energy Northwest, Series 2024 A, Ref. RB	5.00%	07/01/2031	35	39,686
Energy Northwest (Columbia Generating Station), Series 2021, Ref. RB	5.00%	07/01/2041	310	340,056
Energy Northwest (No. 3), Series 2024 A, Ref. RB	5.00%	07/01/2031	15	17,008
King (County of), WA, Series 2021 A, GO Bonds	5.00%	01/01/2031	50	56,419
Snohomish (County of), WA Public Utility District No. 1, Series 2021 A, RB	5.00%	12/01/2046	250	269,461
Spokane County School District No. 81, Series 2012, GO Bonds, (CEP - Oregon School Bond Guaranty)	3.00%	12/01/2031	30	29,048
Spokane County School District No. 81, Series 2021, Ref. GO Bonds, (CEP - Oregon School Bond Guaranty)	4.00%	12/01/2038	55	56,849
Spokane County School District No. 81, Series 2021, Ref. GO Bonds, (CEP - Oregon School Bond Guaranty)	4.00%	12/01/2039	25	25,765
Tacoma (City of), WA (Green Bonds), Series 2021, Ref. RB	5.00%	01/01/2046	150	161,250
Washington (State of), Series 2020 C, GO Bonds	5.00%	02/01/2031	255	282,949
Washington (State of), Series 2021 C, GO Bonds	5.00%	02/01/2038	5	5,530
Washington (State of), Series 2021 C, GO Bonds	5.00%	02/01/2041	5	5,467
Washington (State of), Series 2021 C, GO Bonds	5.00%	02/01/2042	65	70,873
Washington (State of), Series 2021 C, GO Bonds	5.00%	02/01/2045	150	161,786
Washington (State of), Series 2021, Ref. GO Bonds	5.00%	06/01/2031	50	55,794
Washington (State of), Series R-2021C, Ref. GO Bonds	5.00%	08/01/2031	10	11,378
Washington (State of), Series R-2021C, Ref. GO Bonds	4.00%	08/01/2035	15	15,710
Washington (State of), Series R-2021C, Ref. GO Bonds	4.00%	08/01/2036	40	41,682
Washington (State of), Series R-2023B, Ref. GO Bonds	5.00%	07/01/2031	20	22,729
Washington (State of), Series R-2024C, Ref. GO Bonds	5.00%	08/01/2031	10	11,378
Washington (State of) (Bid Group 1), Series 2020 A, GO Bonds	5.00%	08/01/2031	15	16,771
Washington (State of) (Bid Group 1), Series 2021 A, GO Bonds	5.00%	08/01/2031	35	39,822
Washington (State of) (Bid Group 1), Series 2021 A, GO Bonds	5.00%	08/01/2034	55	61,898
Washington (State of) (Bid Group 1), Series 2021 A, GO Bonds	5.00%	08/01/2035	45	50,498
Washington (State of) (Bid Group 1), Series 2021 A, GO Bonds	5.00%	08/01/2036	135	151,038
Washington (State of) (Bid Group 1), Series 2021 A, GO Bonds	5.00%	08/01/2037	65	72,502
Washington (State of) (Bid Group 1), Series 2021 C, GO Bonds	5.00%	02/01/2031	15	16,946
Washington (State of) (Bid Group 1), Series 2021 C, GO Bonds	5.00%	02/01/2033	20	22,466
Washington (State of) (Bid Group 1), Series 2021 C, GO Bonds	5.00%	02/01/2034	30	33,535
Washington (State of) (Bid Group 1), Series 2021 C, GO Bonds	5.00%	02/01/2035	10	11,151
Washington (State of) (Bid Group 1), Series 2021 C, GO Bonds	5.00%	02/01/2036	10	11,121
Washington (State of) (Bid Group 1), Series 2021 C, GO Bonds	5.00%	02/01/2037	250	277,300
Washington (State of) (Bid Group 1), Series 2022 A-1, GO Bonds	5.00%	08/01/2031	30	34,133
Washington (State of) (Bid Group 1), Series 2022 C, GO Bonds	5.00%	02/01/2031	110	124,271
Washington (State of) (Bid Group 1), Series 2024 A, GO Bonds	5.00%	08/01/2031	55	62,577
Washington (State of) (Bid Group 1), Series 2024 C, GO Bonds	5.00%	02/01/2031	5	5,649
Washington (State of) (Bid Group 2), Series 2021 A, GO Bonds	5.00%	08/01/2040	165	182,136
Washington (State of) (Bid Group 2), Series 2021 A, GO Bonds	5.00%	08/01/2042	10	10,965
Washington (State of) (Bid Group 2), Series 2021 A, GO Bonds	5.00%	08/01/2044	10	10,880
Washington (State of) (Bidding Group 2), Series 2021 A, GO Bonds	5.00%	08/01/2041	390	428,907
Whatcom (County of), WA Bellingham School District No. 501, Series 2021, GO Bonds, (CEP - Oregon School Bond Guaranty)	4.00%	12/01/2037	35	36,299
				3,919,755
West Virginia-0.12%
West Virginia (State of) Parkways Authority, Series 2021, RB	5.00%	06/01/2047	90	96,596
Wisconsin-0.70%
Pleasant Prairie (Village of), WI, Series 2023 A, GO Bonds	4.00%	08/01/2033	50	52,184
Wisconsin (State of), Series 2021 1, Ref. GO Bonds	5.00%	05/01/2031	165	184,410
Wisconsin (State of), Series 2021-2, Ref. GO Bonds	5.00%	05/01/2031	80	89,411
Wisconsin (State of), Series 2022-4, Ref. GO Bonds	5.00%	05/01/2031	30	34,014
Wisconsin (State of), Series 2023-2, Ref. GO Bonds	5.00%	05/01/2031	75	85,036
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2031 Municipal Bond ETF (BSMV)—(continued)
November 30, 2024
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Wisconsin-(continued)
Wisconsin (State of), Series 2024-2, Ref. GO Bonds	5.00%	05/01/2031	$15	$17,007
Wisconsin (State of) Department of Transportation, Series 2024-2, Ref. RB	5.00%	07/01/2031	100	113,582
				575,644
TOTAL INVESTMENTS IN SECURITIES(c)-98.34% (Cost $80,700,209)				81,361,810
OTHER ASSETS LESS LIABILITIES-1.66%				1,374,202
NET ASSETS-100.00%				$82,736,012

Investment Abbreviations:
AGM	-Assured Guaranty Municipal Corp.
AMBAC	-American Municipal Bond Assurance Corp.
BAM	-Build America Mutual Assurance Co.
CEP	-Credit Enhancement Provider
COP	-Certificates of Participation
Ctfs.	-Certificates
GO	-General Obligation
INS	-Insurer
NATL	-National Public Finance Guarantee Corp.
RB	-Revenue Bonds
Ref.	-Refunding
RN	-Revenue Notes
Wts.	-Warrants

Notes to Schedule of Investments:
(a)	Principal and/or interest payments are secured by the bond insurance company listed.
(b)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(c)
Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations. No concentration of any single entity was greater than 5% each.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments
Invesco BulletShares 2032 Municipal Bond ETF (BSMW)
November 30, 2024
(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations-98.58%
Alabama-0.45%
Alabama (State of) Corrections Institution Finance Authority, Series 2022, RB	5.00%	07/01/2035	$25	$27,911
Alabama (State of) Corrections Institution Finance Authority, Series 2022, RB	5.00%	07/01/2037	80	88,397
Alabama (State of) Corrections Institution Finance Authority, Series 2022, RB	5.00%	07/01/2042	145	156,689
Jefferson (County of), AL, Series 2024, Ref. Revenue Wts.	5.00%	10/01/2032	100	113,127
				386,124
Arizona-0.40%
Arizona (State of) Department of Transportation, Series 2023, RB	5.00%	07/01/2032	50	57,623
Gilbert Water Resource Municipal Property Corp. (Green Bonds), Series 2022, RB	5.00%	07/15/2032	20	23,046
Gilbert Water Resource Municipal Property Corp. (Green Bonds), Series 2022, RB	5.00%	07/15/2034	50	57,084
Gilbert Water Resource Municipal Property Corp. (Green Bonds), Series 2022, RB	5.00%	07/15/2036	80	90,731
Gilbert Water Resource Municipal Property Corp. (Green Bonds), Series 2022, RB	5.00%	07/15/2038	50	56,316
Gilbert Water Resource Municipal Property Corp. (Green Bonds), Series 2022, RB	4.00%	07/15/2041	10	10,256
Maricopa (County of), AZ Special Health Care District, Series 2021 D, GO Bonds	5.00%	07/01/2032	20	22,411
Maricopa County Unified School District No. 60 Higley, Series 2023, Ref. COP, (INS - AGM)(a)	5.00%	06/01/2053	25	26,542
Mesa (City of), AZ, Series 2022 A, RB, (INS - BAM)(a)	5.00%	07/01/2046	5	5,444
				349,453
Arkansas-0.19%
University of Arkansas (Fayetteville Campus), Series 2022 A, RB	5.00%	11/01/2047	25	27,070
University of Arkansas (Fayetteville Campus), Series 2022 A, RB	5.25%	11/01/2052	125	136,511
				163,581
California-17.49%
Alameda (County of), CA Transportation Commission, Series 2022, RB	5.00%	03/01/2045	30	33,280
Alhambra Unified School District (Election of 2016), Series 2022 B, GO Bonds	5.25%	08/01/2047	15	16,822
Bay Area Toll Authority (Green Bonds), Series 2024 F-2, RB	5.00%	04/01/2043	30	33,461
Brentwood Union School District (Election of 2016), Series 2022, GO Bonds	5.25%	08/01/2052	15	16,467
California (State of), Series 2007, Ref. GO Bonds, (INS - AGM)(a)	5.25%	08/01/2032	250	291,206
California (State of), Series 2016, Ref. GO Bonds	2.50%	09/01/2032	85	79,323
California (State of), Series 2016, Ref. GO Bonds	3.00%	09/01/2032	100	99,349
California (State of), Series 2018, GO Bonds	3.00%	10/01/2032	170	163,967
California (State of), Series 2019, Ref. GO Bonds	5.00%	04/01/2032	185	213,042
California (State of), Series 2021, Ref. GO Bonds	5.00%	09/01/2032	10	11,393
California (State of), Series 2022, GO Bonds	5.00%	04/01/2032	135	155,463
California (State of), Series 2022, GO Bonds	5.00%	09/01/2032	45	52,106
California (State of), Series 2022, GO Bonds	5.00%	09/01/2034	10	11,521
California (State of), Series 2022, GO Bonds	5.00%	09/01/2035	115	132,133
California (State of), Series 2022, GO Bonds	5.00%	09/01/2036	35	40,061
California (State of), Series 2022, GO Bonds	5.00%	09/01/2039	50	56,792
California (State of), Series 2022, GO Bonds	5.25%	09/01/2047	5	5,635
California (State of), Series 2022, GO Bonds	5.00%	09/01/2052	195	213,886
California (State of), Series 2022, Ref. GO Bonds	5.00%	11/01/2032	220	255,285
California (State of), Series 2022, Ref. GO Bonds	5.00%	04/01/2035	100	114,337
California (State of), Series 2022, Ref. GO Bonds	5.00%	09/01/2035	520	597,471
California (State of), Series 2022, Ref. GO Bonds	5.00%	09/01/2036	5	5,723
California (State of), Series 2022, Ref. GO Bonds	5.00%	04/01/2037	10	11,348
California (State of), Series 2022, Ref. GO Bonds	5.00%	11/01/2037	100	114,185
California (State of), Series 2022, Ref. GO Bonds	4.00%	04/01/2042	250	258,877
California (State of), Series 2022, Ref. GO Bonds	5.00%	04/01/2042	250	279,236
California (State of), Series 2022, Ref. GO Bonds	4.00%	09/01/2042	250	259,317
California (State of), Series 2022, Ref. GO Bonds	5.00%	09/01/2042	175	196,491
California (State of), Series 2022, Ref. GO Bonds	5.00%	11/01/2042	385	433,184
California (State of), Series 2023, GO Bonds	5.00%	10/01/2032	20	23,183
California (State of), Series 2023, Ref. GO Bonds	5.00%	09/01/2032	30	34,737
California (State of), Series 2024, GO Bonds	5.00%	09/01/2032	25	28,948
California (State of), Series 2024, Ref. GO Bonds	5.00%	08/01/2032	25	28,917
California (State of), Series 2024, Ref. GO Bonds	5.00%	09/01/2032	200	231,581
California (State of) Department of Water Resources (Central Valley), Series 2022 BF, Ref. RB	5.00%	12/01/2032	210	248,410
California (State of) Educational Facilities Authority (Stanford University), Series 2012 U-2, Ref. RB	5.00%	10/01/2032	5	5,923
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2032 Municipal Bond ETF (BSMW)—(continued)
November 30, 2024
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
California (State of) Health Facilities Financing Authority (Lucile Salter Packard), Series 2022, Ref. RB	4.00%	05/15/2046	$500	$506,983
California (State of) Infrastructure & Economic Development Bank (Clean Water Revolving Fund), Series 2023, RB	5.00%	10/01/2035	60	70,020
California (State of) Infrastructure & Economic Development Bank (Clean Water Revolving Fund), Series 2023, RB	4.00%	10/01/2047	80	81,522
California (State of) Infrastructure & Economic Development Bank (Clean Water Revolving Fund) (Green Bonds), Series 2023, RB	5.00%	10/01/2036	5	5,831
California (State of) Infrastructure & Economic Development Bank (Infrastructure State Revolving Fund), Series 2022, RB	5.00%	10/01/2047	370	411,803
California (State of) Infrastructure & Economic Development Bank (Infrastructure State Revolving Fund), Series 2022, RB	5.00%	10/01/2052	100	110,443
California (State of) Public Finance Authority (Hoag Memorial Hospital), Series 2022 A, RB	4.00%	07/15/2051	335	337,309
California (State of) Public Works Board (Various Capital), Series 2023 B, Ref. RB	5.00%	12/01/2035	340	391,774
California (State of) Public Works Board (Various Capital), Series 2023 B, Ref. RB	5.00%	12/01/2036	150	172,298
California (State of) Public Works Board (Various Capital), Series 2023, Ref. RB	5.00%	09/01/2032	80	92,814
California (State of) Statewide Communities Development Authority (Enloe Medical Center), Series 2022 A, RB, (INS - AGM)(a)	5.25%	08/15/2052	205	222,003
Chaffey Joint Union High School District (Election of 2012), Series 2023 G, GO Bonds	5.25%	08/01/2052	100	111,330
Coachella Valley Water District, Series 2022 A, COP	5.00%	08/01/2047	15	16,465
East Bay Municipal Utility District, Series 2022 B-2, Ref. RB	5.00%	06/01/2032	15	17,613
East Bay Municipal Utility District (Green Bonds), Series 2022 A, RB	5.00%	06/01/2038	15	17,252
Indio Finance Authority, Series 2022 A, Ref. RB, (INS - BAM)(a)	5.25%	11/01/2042	100	113,018
Kern High School District (Election of 2022), Series 2023 A, GO Bonds	5.00%	08/01/2032	20	23,511
Los Angeles (City of), CA, Series 2022 C, Ref. RB	5.00%	06/01/2032	55	64,579
Los Angeles (City of), CA (Green Bonds), Series 2022 A, RB	5.00%	06/01/2047	35	38,525
Los Angeles (City of), CA Department of Airports (Los Angeles International Airport), Series 2022 B, RB	4.00%	05/15/2048	45	45,269
Los Angeles (City of), CA Department of Water & Power, Series 2022 B, RB	5.00%	07/01/2032	125	146,859
Los Angeles (City of), CA Department of Water & Power, Series 2022 B, RB	5.00%	07/01/2034	5	5,838
Los Angeles (City of), CA Department of Water & Power, Series 2022 B, RB	5.00%	07/01/2037	5	5,774
Los Angeles (City of), CA Department of Water & Power, Series 2022 B, RB	5.00%	07/01/2043	125	139,947
Los Angeles (City of), CA Department of Water & Power, Series 2022 B, RB	5.00%	07/01/2047	25	27,594
Los Angeles (City of), CA Department of Water & Power, Series 2022 B, Ref. RB	5.00%	07/01/2036	20	23,010
Los Angeles (City of), CA Department of Water & Power, Series 2022 B, Ref. RB	5.00%	07/01/2037	40	45,875
Los Angeles (City of), CA Department of Water & Power, Series 2022 B, Ref. RB	5.00%	07/01/2038	5	5,713
Los Angeles (City of), CA Department of Water & Power, Series 2022 B, Ref. RB	5.00%	07/01/2039	10	11,377
Los Angeles (City of), CA Department of Water & Power, Series 2022 B, Ref. RB	5.00%	07/01/2042	10	11,188
Los Angeles (City of), CA Department of Water & Power, Series 2022 B, Ref. RB	5.00%	07/01/2047	55	60,447
Los Angeles (City of), CA Department of Water & Power, Series 2022 B, Ref. RB	5.00%	07/01/2052	250	273,530
Los Angeles (City of), CA Department of Water & Power, Series 2022 C, Ref. RB	5.00%	07/01/2039	20	22,928
Los Angeles (City of), CA Department of Water & Power, Series 2022 C, Ref. RB	5.00%	07/01/2040	20	22,610
Los Angeles (City of), CA Department of Water & Power, Series 2022 C, Ref. RB	5.00%	07/01/2040	55	62,710
Los Angeles (City of), CA Department of Water & Power, Series 2022 C, Ref. RB	5.00%	07/01/2041	55	61,802
Los Angeles (City of), CA Department of Water & Power, Series 2022 C, Ref. RB	5.00%	07/01/2041	10	11,329
Los Angeles (City of), CA Department of Water & Power, Series 2022 C, Ref. RB	5.00%	07/01/2042	50	55,872
Los Angeles (City of), CA Department of Water & Power, Series 2022 C, Ref. RB	5.00%	07/01/2042	15	16,893
Los Angeles (City of), CA Department of Water & Power, Series 2022 C, Ref. RB	5.00%	07/01/2043	30	33,376
Los Angeles (City of), CA Department of Water & Power, Series 2022 D, Ref. RB	5.00%	07/01/2039	50	57,319
Los Angeles (City of), CA Department of Water & Power, Series 2022 D, Ref. RB	5.00%	07/01/2041	155	175,598
Los Angeles (City of), CA Department of Water & Power, Series 2022 D, Ref. RB	5.00%	07/01/2047	35	38,681
Los Angeles (City of), CA Department of Water & Power, Series 2022 D, Ref. RB	5.00%	07/01/2052	200	219,988
Los Angeles (City of), CA Department of Water & Power, Series 2023 A, Ref. RB	5.00%	07/01/2032	5	5,874
Los Angeles (County of), CA Metropolitan Transportation Authority, Series 2021 A, RB	5.00%	06/01/2032	65	75,033
Los Angeles (County of), CA Metropolitan Transportation Authority (Green Bonds), Series 2020, RB	5.00%	06/01/2032	45	52,369
Los Angeles Community College District (Election of 2008), Series 2022 L, GO Bonds	5.00%	08/01/2036	25	28,903
Los Angeles Community College District (Election of 2008), Series 2022 L, GO Bonds	5.00%	08/01/2037	20	23,044
Los Angeles Unified School District, Series 2016 B, Ref. GO Bonds	3.00%	07/01/2032	45	44,766
Los Angeles Unified School District, Series 2021 RYRR, GO Bonds	5.00%	07/01/2032	75	87,429
Los Angeles Unified School District, Series 2021 RYRR, GO Bonds	5.00%	07/01/2033	10	11,609
Los Angeles Unified School District, Series 2021 RYRR, GO Bonds	5.00%	07/01/2034	5	5,791
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2032 Municipal Bond ETF (BSMW)—(continued)
November 30, 2024
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
Los Angeles Unified School District, Series 2021 RYRR, GO Bonds	5.00%	07/01/2035	$20	$23,080
Los Angeles Unified School District, Series 2021 RYRR, GO Bonds	4.00%	07/01/2040	10	10,315
Los Angeles Unified School District, Series 2021 RYRR, GO Bonds	4.00%	07/01/2046	45	45,593
Los Angeles Unified School District (Sustainability Bonds), Series 2023 QRR, GO Bonds	5.00%	07/01/2032	10	11,764
Metropolitan Water District of Southern California, Series 2022 B, Ref. RB	5.00%	07/01/2032	35	41,147
Metropolitan Water District of Southern California, Series 2022 B, Ref. RB	5.00%	07/01/2036	20	23,113
Northern California Power Agency (Hydroelectric No. 1), Series 2022, Ref. RB	5.00%	07/01/2032	10	11,711
Pasadena Area Community College District, Series 2023 A-1, Ref. GO Bonds	5.00%	08/01/2048	150	165,677
Peralta Community College District, Series 2022 B, GO Bonds	5.25%	08/01/2042	90	102,401
Regents of the University of California Medical Center, Series 2022 P, RB	5.00%	05/15/2034	100	115,731
Regents of the University of California Medical Center, Series 2022 P, RB	5.00%	05/15/2037	100	114,711
Regents of the University of California Medical Center, Series 2022 P, RB	5.00%	05/15/2038	50	57,201
Regents of the University of California Medical Center, Series 2022 P, RB	5.00%	05/15/2039	250	284,478
Regents of the University of California Medical Center, Series 2022 P, RB	5.00%	05/15/2040	20	22,668
Regents of the University of California Medical Center, Series 2022 P, RB	5.00%	05/15/2041	25	28,162
Regents of the University of California Medical Center, Series 2022 P, RB	5.00%	05/15/2042	195	219,434
Regents of the University of California Medical Center, Series 2022 P, RB	5.00%	05/15/2047	240	264,630
Riverside (City of), CA, Series 2022 A, RB	5.00%	10/01/2052	10	10,949
Sacramento (City of), CA Municipal Utility District (Green Bonds), Series 2024 N-1, Ref. RB	5.00%	11/15/2032	20	23,611
Sacramento (County of), CA Sanitation Districts Financing Authority, Series 2021, Ref. RB	5.00%	12/01/2032	150	177,197
Sacramento Transportation Authority (Measure A), Series 2023, Ref. RB	5.00%	10/01/2032	35	41,300
San Diego (City of), CA Public Facilities Financing Authority, Series 2022 A, RB	5.00%	05/15/2047	20	22,100
San Diego (City of), CA Public Facilities Financing Authority, Series 2022 A, RB	5.00%	05/15/2052	200	219,282
San Diego (County of), CA Regional Transportation Commission, Series 2023 A, Ref. RB	5.00%	04/01/2032	5	5,856
San Diego (County of), CA Water Authority, Series 2022 A, RB	5.00%	05/01/2047	75	82,951
San Diego (County of), CA Water Authority (Green Bonds), Series 2021 B, Ref. RB	5.00%	05/01/2032	5	5,758
San Diego Unified School District (Election of 2018) (Green Bonds), Series 2022 F-2, GO Bonds	4.25%	07/01/2052	200	205,107
San Diego Unified School District (Green Bonds), Series 2022 F2, GO Bonds	5.00%	07/01/2042	25	28,156
San Francisco (City & County of), CA, Series 2022 R-1, Ref. GO Bonds	5.00%	06/15/2032	10	11,748
San Francisco (City & County of), CA, Series 2024 R1, Ref. GO Bonds	5.00%	06/15/2032	85	99,862
San Francisco (City & County of), CA (Moscone Convention Center Expansion), Series 2017 B, COP	3.00%	04/01/2032	20	19,835
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport), Series 2021 B, Ref. RB	5.00%	05/01/2032	100	114,285
San Francisco (City & County of), CA Public Utilities Commission (Green Bonds), Series 2023 A, RB	5.00%	10/01/2032	60	70,706
San Francisco (City & County of), CA Public Utilities Commission (Green Bonds), Series 2023 A, RB	5.00%	10/01/2036	40	46,282
San Francisco (City & County of), CA Public Utilities Commission (Green Bonds), Series 2023 A, RB	5.00%	10/01/2037	10	11,537
San Francisco (City & County of), CA Public Utilities Commission (Green Bonds), Series 2023 C, Ref. RB	5.00%	11/01/2032	250	294,968
San Francisco Bay Area Rapid Transit District (Election of 2016) (Green Bonds), Series 2022, GO Bonds	5.00%	08/01/2039	190	216,298
San Francisco Bay Area Rapid Transit District (Election of 2016) (Green Bonds), Series 2022, GO Bonds	5.25%	08/01/2047	90	100,970
San Joaquin Hills Transportation Corridor Agency, Series 2014 A, Ref. RB	4.00%	01/15/2050	300	301,231
San Jose (City of), CA Financing Authority (Green bonds), Series 2022 B, RB	5.00%	11/01/2047	70	78,173
San Leandro Unified School District (Election of 2020), Series 2022 B, GO Bonds	5.25%	08/01/2048	50	55,351
San Mateo Foster City School District, Series 2023 B, GO Bonds	4.00%	08/01/2048	250	253,692
Santa Clara (County of), CA (Election of 2008), Series 2022 D, Ref. GO Bonds	5.00%	08/01/2034	40	46,737
Santa Clara (County of), CA Water District (Green Bonds), Series 2022 A, RB	5.00%	08/01/2047	60	66,669
Santa Clarita Community College District (Election of 2016), Series 2022, GO Bonds	5.25%	08/01/2048	20	22,367
Santa Rosa High School District (Election of 2022), Series 2023 A, GO Bonds	5.00%	08/01/2053	155	169,868
South Orange (County of), CA Public Financing Authority (County of Orange Sheriff-Coroner), Series 2022, RB	5.00%	06/01/2047	15	16,417
State Center Community College District, Series 2022 C, GO Bonds	5.00%	08/01/2047	10	11,005
University of California, Series 2022 BK, RB	5.00%	05/15/2032	10	11,682
University of California, Series 2022 BK, RB	5.00%	05/15/2052	250	273,588
University of California, Series 2022 S, Ref. RB	5.00%	05/15/2032	10	11,667
University of California, Series 2022 S, Ref. RB	5.00%	05/15/2034	145	168,023
University of California, Series 2022 S, Ref. RB	5.00%	05/15/2038	150	171,820
University of California, Series 2023 BM, Ref. RB	5.00%	05/15/2032	125	146,021
University of California, Series 2023 BN, Ref. RB	5.00%	05/15/2032	140	163,544
University of California, Series 2024 BS, Ref. RB	5.00%	05/15/2032	120	140,180
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2032 Municipal Bond ETF (BSMW)—(continued)
November 30, 2024
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
University of California, Series 2024 BV, Ref. RB	5.00%	05/15/2032	$10	$11,682
Ventura Unified School District (Election of 2022), Series 2023 A, GO Bonds	5.00%	08/01/2046	10	11,081
Vista Unified School District, Series 2022 B, GO Bonds, (INS - BAM)(a)	5.25%	08/01/2048	165	184,061
				15,139,931
Colorado-2.91%
Brighton (City of), CO (Water System), Series 2022, RB	5.00%	06/01/2052	200	215,809
Colorado (State of), Series 2021 A, COP	5.00%	12/15/2032	55	62,084
Colorado (State of), Series 2022, COP	6.00%	12/15/2038	185	222,165
Colorado (State of), Series 2022, COP	6.00%	12/15/2039	115	138,020
Colorado (State of), Series 2022, COP	6.00%	12/15/2040	100	119,589
Colorado (State of) Health Facilities Authority (CommonSpirit Health), Series 2022, RB	5.25%	11/01/2038	25	28,194
Colorado (State of) Health Facilities Authority (CommonSpirit Health), Series 2022, RB	5.00%	11/01/2041	45	49,434
Colorado (State of) Health Facilities Authority (CommonSpirit Health), Series 2022, RB	5.50%	11/01/2047	250	279,690
Colorado (State of) Health Facilities Authority (Intermountain Healthcare), Series 2022 A, Ref. RB	5.00%	05/15/2032	80	91,063
Colorado (State of) Health Facilities Authority (Intermountain Healthcare), Series 2022 A, Ref. RB	5.00%	05/15/2047	90	97,268
Colorado (State of) Health Facilities Authority (Intermountain Healthcare), Series 2022, Ref. RB	5.00%	05/15/2052	260	278,883
Colorado (State of) Health Facilities Authority (Intermountain Healthcare), Series 2024 A, Ref. RB	5.00%	05/15/2034	15	16,970
Denver (City & County of), CO, Series 2022 B, RB	5.00%	11/15/2047	10	10,843
Denver (City & County of), CO, Series 2022 B, RB	5.25%	11/15/2053	100	110,099
Denver (City & County of), CO, Series 2023, Ref. COP	5.00%	12/01/2032	30	34,454
Denver (City & County of), CO Board of Water Commissioners (The), Series 2022 A, RB	5.00%	12/15/2052	250	272,615
Denver City & County School District No. 1, Series 2022 A, GO Bonds	5.00%	12/01/2034	15	17,193
Denver City & County School District No. 1, Series 2022 A, GO Bonds	5.00%	12/01/2038	5	5,610
Denver City & County School District No. 1, Series 2022 A, GO Bonds	5.00%	12/01/2042	100	110,667
Denver City & County School District No. 1, Series 2022 A, GO Bonds	5.00%	12/01/2045	100	109,672
Parker Water & Sanitation District, Series 2012, Ref. GO Bonds	3.00%	08/01/2032	100	97,206
Pueblo (City of), CO (Green Bonds), Series 2022, COP	4.50%	07/01/2046	150	153,541
				2,521,069
Connecticut-0.95%
Connecticut (State of), Series 2016 E, GO Bonds	3.00%	10/15/2032	15	14,551
Connecticut (State of), Series 2021 A, GO Bonds	3.00%	01/15/2032	60	58,805
Connecticut (State of), Series 2022 A, GO Bonds	4.00%	01/15/2032	175	187,107
Connecticut (State of), Series 2022 A, GO Bonds	4.00%	01/15/2034	75	79,541
Connecticut (State of), Series 2022 E, GO Bonds	5.00%	11/15/2032	15	17,299
Connecticut (State of), Series 2022 F, GO Bonds	5.00%	11/15/2036	10	11,344
Connecticut (State of), Series 2022 F, GO Bonds	5.00%	11/15/2040	20	22,325
Connecticut (State of), Series 2022 G, Ref. GO Bonds	5.00%	11/15/2032	10	11,532
Connecticut (State of), Series 2023 B, Ref. GO Bonds	5.00%	08/01/2032	45	51,714
Connecticut (State of), Series 2024 A, GO Bonds	5.00%	01/15/2032	55	62,773
Connecticut (State of), Series 2024 C, Ref. GO Bonds	5.00%	03/01/2032	5	5,716
Connecticut (State of) (Green Bonds), Series 2022 B, GO Bonds	4.00%	01/15/2035	85	89,722
Connecticut (State of) (Green Bonds), Series 2022 B, GO Bonds	4.00%	01/15/2036	5	5,251
Connecticut (State of) (Green Bonds), Series 2022 F, GO Bonds	5.00%	11/15/2035	30	34,184
Connecticut (State of) (Green Bonds), Series 2022 F, GO Bonds	5.00%	11/15/2037	45	50,792
Connecticut (State of) (Green Bonds), Series 2022 F, GO Bonds	5.00%	11/15/2039	55	61,698
Connecticut (State of) (Green Bonds), Series 2022 F, GO Bonds	5.00%	11/15/2041	20	22,265
Connecticut (State of) Health & Educational Facilities Authority, Series 2022 M, Ref. RB	4.00%	07/01/2035	35	35,771
				822,390
Delaware-0.06%
Delaware (State of), Series 2022, Ref. GO Bonds	5.00%	03/01/2032	10	11,546
Delaware (State of), Series 2023 A, GO Bonds	5.00%	05/01/2032	35	40,503
				52,049
District of Columbia-1.50%
District of Columbia, Series 2022 A, RB	5.00%	07/01/2032	250	288,300
District of Columbia, Series 2022 A, RB	5.00%	07/01/2034	45	51,585
District of Columbia, Series 2022 A, RB	5.00%	07/01/2035	145	165,478
District of Columbia, Series 2022 A, RB	5.00%	07/01/2037	20	22,641
District of Columbia, Series 2022 A, RB	5.00%	07/01/2039	60	67,352
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2032 Municipal Bond ETF (BSMW)—(continued)
November 30, 2024
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
District of Columbia-(continued)
District of Columbia, Series 2022 A, RB	5.00%	07/01/2040	$20	$22,352
District of Columbia, Series 2022 A, RB	5.00%	07/01/2041	25	27,840
District of Columbia, Series 2022 A, RB	5.00%	07/01/2042	140	155,194
District of Columbia, Series 2022 A, RB	5.00%	07/01/2047	160	174,211
District of Columbia, Series 2022 C, Ref. RB	5.00%	12/01/2036	50	57,050
District of Columbia Water & Sewer Authority (Green Bonds), Series 2022 B, RB	5.00%	10/01/2047	220	240,041
Washington Metropolitan Area Transit Authority (Green Bonds), Series 2021 A, RB	5.00%	07/15/2032	20	22,549
				1,294,593
Florida-3.67%
Bay County School Board, Series 2022 A, COP, (INS - AGM)(a)	4.25%	07/01/2047	70	71,399
Brevard (County of), FL Health Facilities Authority (Health First Obligated Group), Series 2022 A, Ref. RB	5.00%	04/01/2042	50	54,085
Brevard (County of), FL Health Facilities Authority (Health First Obligated Group), Series 2022 A, Ref. RB	5.00%	04/01/2052	85	89,761
Brevard (County of), FL Health Facilities Authority (Health First Obligated Group), Series 2022, Ref. RB	5.00%	04/01/2047	250	265,598
Broward (County of), FL, Series 2022, RB	5.00%	01/01/2047	150	161,861
Broward (County of), FL School Board, Series 2022 B, COP	5.00%	07/01/2035	105	118,019
Central Florida Expressway Authority, Series 2016 A, Ref. RB	3.00%	07/01/2032	100	98,248
Central Florida Expressway Authority, Series 2024 B, RB, (INS - AGC)(a)	5.00%	07/01/2032	5	5,707
Florida (State of), Series 2023 A, Ref. GO Bonds	5.00%	06/01/2032	45	51,905
Florida (State of) (Right-of-Way Acquisition), Series 2021 B, Ref. GO Bonds	5.00%	07/01/2032	50	57,697
Florida (State of) Department of Transportation, Series 2022, RB	5.00%	07/01/2052	100	108,723
Florida (State of) Municipal Power Agency, Series 2021 A, RB	3.00%	10/01/2032	15	14,237
Fort Lauderdale (City of), FL, Series 2023 A, RB	5.00%	07/01/2053	100	107,429
Jacksonville (City of), FL, Series 2015, Ref. RB	3.25%	10/01/2032	100	100,002
Jacksonville (City of), FL, Series 2023 A, Ref. RB	5.00%	10/01/2032	100	114,098
Miami-Dade (County of), FL, Series 2022 A, RB	5.00%	04/01/2046	100	108,503
Miami-Dade (County of), FL Transit System, Series 2022, RB	5.00%	07/01/2043	30	33,048
Miami-Dade (County of), FL Transit System, Series 2022, RB	5.00%	07/01/2046	10	10,854
Miami-Dade (County of), FL Transit System, Series 2022, RB	5.00%	07/01/2047	25	27,038
Miami-Dade (County of), FL Transit System, Series 2022, RB	5.00%	07/01/2048	195	209,711
Miami-Dade (County of), FL Transit System, Series 2022, RB	5.00%	07/01/2051	10	10,720
Miami-Dade (County of), FL Transit System, Series 2022, RB	5.00%	07/01/2052	15	16,073
Orange (County of), FL Health Facilities Authority (Orlando Health Obligated Group), Series 2023 A, RB	5.00%	10/01/2032	160	181,242
Orange (County of), FL School Board, Series 2021 A, Ref. COP	5.00%	08/01/2032	40	45,378
Palm Beach County School District, Series 2022 B, COP	5.25%	08/01/2036	5	5,758
Palm Beach County School District, Series 2022 B, COP	5.25%	08/01/2038	50	56,944
Pasco (County of), FL School Board, Series 2021 A, Ref. COP	5.00%	08/01/2032	5	5,665
Sarasota (County of), FL, Series 2022, RB	5.25%	10/01/2047	25	27,800
Sarasota (County of), FL, Series 2022, RB	5.25%	10/01/2052	35	38,594
Sarasota (County of), FL Public Hospital District (Sarasota Memorial Hospital), Series 2022, RB	5.00%	07/01/2052	100	106,072
St. Johns (County of), FL, Series 2022, RB	5.00%	06/01/2052	250	271,252
Tampa (City of), FL (Green Bonds), Series 2022 A, RB	5.00%	10/01/2052	100	109,224
Tampa (City of), FL (Green Bonds), Series 2022 A, RB	5.25%	10/01/2057	100	110,235
Tampa Bay (City of), FL Water (Sustainability Bonds), Series 2022, RB	5.00%	10/01/2052	200	218,164
Tolomato Community Development District, Series 2022 A, RB, (INS - AGM)(a)	4.00%	05/01/2040	160	164,071
				3,175,115
Georgia-2.34%
Atlanta (City of), GA, Series 2022 C, RB	5.00%	07/01/2041	20	22,101
Atlanta (City of), GA, Series 2022 C, RB	5.00%	07/01/2042	95	104,300
Atlanta (City of), GA (Social Bonds), Series 2022 A-1, GO Bonds	5.00%	12/01/2034	50	57,513
Atlanta (City of), GA (Social Bonds), Series 2022 A-1, GO Bonds	5.00%	12/01/2036	155	177,090
Atlanta (City of), GA (Social Bonds), Series 2022 A-1, GO Bonds	5.00%	12/01/2038	30	34,013
Atlanta (City of), GA (Social Bonds), Series 2022 A-1, GO Bonds	5.00%	12/01/2039	35	39,547
Atlanta (City of), GA Department of Aviation, Series 2022 A, RB	5.00%	07/01/2047	50	54,044
DeKalb (County of), GA, Series 2022, Ref. RB	5.00%	10/01/2032	20	23,076
DeKalb (County of), GA, Series 2022, Ref. RB	5.00%	10/01/2034	40	45,769
DeKalb (County of), GA, Series 2022, Ref. RB	5.00%	10/01/2035	20	22,806
DeKalb (County of), GA, Series 2022, Ref. RB	5.00%	10/01/2036	65	73,788
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2032 Municipal Bond ETF (BSMW)—(continued)
November 30, 2024
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Georgia-(continued)
DeKalb (County of), GA, Series 2022, Ref. RB	5.00%	10/01/2038	$105	$118,148
DeKalb (County of), GA, Series 2022, Ref. RB	5.00%	10/01/2039	15	16,813
DeKalb (County of), GA, Series 2022, Ref. RB	5.00%	10/01/2040	70	78,025
DeKalb (County of), GA, Series 2022, Ref. RB	5.00%	10/01/2041	10	11,102
Georgia (State of), Series 2022 A, GO Bonds	5.00%	07/01/2034	10	11,519
Georgia (State of), Series 2023 C, Ref. GO Bonds	5.00%	01/01/2032	30	34,493
Georgia (State of) (Bid Group 1), Series 2022 A, GO Bonds	5.00%	07/01/2032	30	34,729
Georgia (State of) (Bidding Group 1), Series 2021 A, Ref. GO Bonds	5.00%	07/01/2032	140	159,589
Georgia (State of) (Bidding Group 1), Series 2023 A, GO Bonds	5.00%	07/01/2032	50	57,882
Georgia (State of) (Bidding Group 3), Series 2022 C, Ref. GO Bonds	5.00%	07/01/2032	65	75,247
Georgia (State of) Municipal Electric Authority, Series 2021 A, Ref. RB	5.00%	01/01/2034	55	61,180
Georgia (State of) Ports Authority, Series 2022, RB	5.00%	07/01/2041	65	72,334
Georgia (State of) Ports Authority, Series 2022, RB	5.00%	07/01/2042	15	16,595
Georgia (State of) Ports Authority, Series 2022, RB	5.00%	07/01/2047	70	76,336
Georgia (State of) Ports Authority, Series 2022, RB	5.25%	07/01/2052	300	329,697
Private Colleges & Universities Authority (Emory University), Series 2022 A, Ref. RB	5.00%	09/01/2032	190	218,712
				2,026,448
Hawaii-0.09%
Hawaii (State of), Series 2016 FB, GO Bonds	3.00%	04/01/2032	50	48,416
Honolulu (City & County of), HI (Green Bonds), Series 2022 A, RB	4.13%	07/01/2047	25	25,330
				73,746
Idaho-0.04%
Idaho (State of) Housing & Finance Association, Series 2022, RB	5.00%	08/15/2047	35	38,147
Illinois-6.13%
Chicago (City of), IL, Series 2021 A, Ref. GO Bonds	5.00%	01/01/2032	125	133,584
Chicago (City of), IL, Series 2023 A, RB, (INS - AGM)(a)	5.25%	01/01/2048	150	163,418
Chicago (City of), IL, Series 2023 B, Ref. RB, (INS - AGM)(a)	5.00%	01/01/2032	205	230,910
Chicago (City of), IL, Series 2023 B, Ref. RB, (INS - AGM)(a)	5.00%	11/01/2035	230	255,795
Chicago (City of), IL, Series 2023 B, Ref. RB, (INS - AGM)(a)	5.00%	01/01/2036	100	112,239
Chicago (City of), IL, Series 2023 B, Ref. RB, (INS - AGM)(a)	5.00%	11/01/2036	45	50,026
Chicago (City of), IL, Series 2023 B, Ref. RB, (INS - AGM)(a)	5.00%	11/01/2037	30	33,236
Chicago (City of), IL, Series 2023 B, Ref. RB, (INS - AGM)(a)	5.00%	11/01/2038	45	49,699
Chicago (City of), IL (O’Hare International Airport), Series 2022, Ref. RB	5.00%	01/01/2041	70	76,190
Cook (County of), IL, Series 2022 A, Ref. RB	5.25%	11/15/2045	150	165,358
Illinois (State of), Series 2021 B, GO Bonds	5.00%	12/01/2032	40	44,154
Illinois (State of), Series 2022 A, GO Bonds	5.00%	03/01/2034	35	38,679
Illinois (State of), Series 2022 A, GO Bonds	5.00%	03/01/2035	60	66,118
Illinois (State of), Series 2022 A, GO Bonds	5.25%	03/01/2038	260	287,857
Illinois (State of), Series 2022 A, GO Bonds	5.50%	03/01/2042	150	165,982
Illinois (State of), Series 2022 A, GO Bonds	5.50%	03/01/2047	75	81,619
Illinois (State of), Series 2022 B, GO Bonds	5.00%	10/01/2034	35	38,871
Illinois (State of), Series 2022 C, GO Bonds	5.00%	10/01/2038	5	5,474
Illinois (State of), Series 2023 B, GO Bonds	5.00%	05/01/2032	225	250,709
Illinois (State of), Series 2023 B, GO Bonds	5.00%	12/01/2032	20	22,411
Illinois (State of), Series 2023 B, GO Bonds	5.00%	05/01/2036	100	110,006
Illinois (State of), Series 2023 B, GO Bonds	5.00%	05/01/2037	15	16,448
Illinois (State of), Series 2023 B, GO Bonds	5.25%	05/01/2041	15	16,447
Illinois (State of), Series 2023 B, GO Bonds	5.50%	05/01/2047	200	218,169
Illinois (State of), Series 2023 D, Ref. GO Bonds	5.00%	07/01/2032	10	11,159
Illinois (State of), Series 2023 D, Ref. GO Bonds	5.00%	07/01/2034	30	33,250
Illinois (State of), Series 2023 D, Ref. GO Bonds	5.00%	07/01/2035	5	5,525
Illinois (State of), Series 2023 D, Ref. GO Bonds	5.00%	07/01/2036	270	297,396
Illinois (State of), Series 2024 A, RB	5.00%	06/15/2032	30	33,656
Illinois (State of), Series 2024 B, GO Bonds	5.00%	05/01/2032	10	11,143
Illinois (State of) Finance Authority (Northshore - Edward-Elmhurst Health Credit Group), Series 2022 A, Ref. RB	5.00%	08/15/2038	10	10,981
Illinois (State of) Finance Authority (Northshore - Edward-Elmhurst Health Credit Group), Series 2022 A, Ref. RB	5.00%	08/15/2039	35	38,338
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2032 Municipal Bond ETF (BSMW)—(continued)
November 30, 2024
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Illinois-(continued)
Illinois (State of) Finance Authority (Northshore Edward Elmhurst Health Credit Group), Series 2022 A, Ref. RB	5.00%	08/15/2047	$340	$363,968
Illinois (State of) Finance Authority (Northshore Edward Elmhurst Health Credit Group), Series 2022 A, Ref. RB	5.00%	08/15/2051	405	430,341
Illinois (State of) Finance Authority (The University of Chicago), Series 2024 A, Ref. RB	5.00%	04/01/2032	25	28,451
Illinois (State of) Finance Authority (University of Chicago Medical), Series 2021 A, Ref. RB	5.00%	10/01/2032	30	34,342
Illinois (State of) Finance Authority (University of Chicago Medical), Series 2022 A, RB	5.00%	08/15/2047	315	336,127
Illinois (State of) Finance Authority (University of Chicago Medical), Series 2022 A, RB	5.00%	08/15/2052	245	259,044
Illinois (State of) Toll Highway Authority, Series 2021 A, RB	5.00%	01/01/2046	545	592,134
Sales Tax Securitization Corp., Series 2021 A, Ref. RB	5.00%	01/01/2032	165	184,849
				5,304,103
Indiana-0.87%
Greater Clark Building Corp., Series 2022, RB, (CEP - Colorado Higher Education Intercept Program)	6.00%	01/15/2042	5	5,809
Indiana (State of) Finance Authority (Green Bonds), Series 2022, RB	5.00%	02/01/2034	30	34,323
Indiana (State of) Finance Authority (Green Bonds), Series 2022, RB	5.00%	02/01/2035	65	74,161
Indiana (State of) Finance Authority (Green Bonds), Series 2022, RB	5.00%	02/01/2036	15	17,061
Indiana (State of) Finance Authority (Stadium), Series 2022 A, Ref. RB	5.00%	02/01/2032	15	16,932
Indiana (State of) Finance Authority (Stadium), Series 2022 A, Ref. RB	4.00%	02/01/2034	10	10,502
Indiana (State of) Finance Authority (Stadium), Series 2022 A, Ref. RB	5.00%	02/01/2035	120	135,199
Indiana (State of) Finance Authority (Stadium), Series 2022 A, Ref. RB	4.00%	02/01/2036	85	88,602
Indianapolis Local Public Improvement Bond Bank, Series 2022, RB	5.00%	01/01/2053	185	197,501
IPS Multi-School Building Corp. (Social Bonds), Series 2023, RB, (CEP - Colorado Higher Education Intercept Program)	5.25%	07/15/2041	20	22,128
Merrillville Multi School Building Corp., Series 2022, RB, (CEP - Colorado Higher Education Intercept Program)	5.00%	01/15/2042	135	148,504
				750,722
Iowa-0.09%
Iowa (State of) Finance Authority (Green Bonds), Series 2022, Ref. RB	5.00%	08/01/2047	75	81,551
Kansas-0.03%
Wyandotte County Unified School District No. 203 (Piper), Series 2022 A, Ref. GO Bonds, (INS - AGM)(a)	5.25%	09/01/2052	25	27,091
Kentucky-0.36%
Kentucky (Commonwealth of) Turnpike Authority (Revitalization), Series 2022, Ref. RB	5.00%	07/01/2032	110	123,963
Louisville (City of) & Jefferson (County of), KY Metropolitan Government (UOFL Health), Series 2022 A, RB, (INS - AGM)(a)	5.00%	05/15/2047	100	106,271
Scott County School District Finance Corp., Series 2022, RB, (INS - BAM)(a)	5.00%	09/01/2041	75	82,159
				312,393
Louisiana-0.40%
Louisiana (State of), Series 2022 A, GO Bonds	4.00%	04/01/2039	50	51,681
Louisiana (State of), Series 2024 E, GO Bonds	5.00%	09/01/2032	65	74,725
Louisiana (State of) (Garvee), Series 2023, RB	5.00%	09/01/2032	90	103,466
Louisiana (State of) Public Facilities Authority (Tulane University of Louisiana), Series 2023 A, Ref. RB	5.00%	10/15/2036	35	39,432
Louisiana (State of) Public Facilities Authority (Tulane University of Louisiana), Series 2023 A, Ref. RB	5.00%	10/15/2048	35	37,727
Louisiana (State of) Public Facilities Authority (Tulane University of Louisiana), Series 2023, Ref. RB	5.00%	10/15/2052	40	42,743
				349,774
Maryland-1.44%
Baltimore (County of), MD, Series 2022, GO Bonds	4.00%	03/01/2041	80	82,100
Maryland (State of), First Series 2022 A, GO Bonds	5.00%	06/01/2035	135	154,374
Maryland (State of), First Series 2022 A, GO Bonds	5.00%	06/01/2036	50	56,993
Maryland (State of), First Series 2022 A, GO Bonds	5.00%	06/01/2037	5	5,681
Maryland (State of), Series 2022 A, GO Bonds	5.00%	06/01/2032	130	150,234
Maryland (State of) (Bidding Group 1), Series 2023 A, GO Bonds	5.00%	03/15/2032	25	28,808
Maryland (State of) (Bidding Group 2), Second Series 2019 A, GO Bonds	2.00%	08/01/2032	80	71,616
Maryland (State of) (Bidding Group 2), Second Series 2021 A, GO Bonds	5.00%	08/01/2032	20	22,760
Maryland (State of) (Bidding Group 2), Series 2021 A, GO Bonds	5.00%	03/01/2032	225	254,528
Maryland (State of) (Bidding Group 2), Series 2022 A, GO Bonds	5.00%	06/01/2034	70	80,345
Maryland (State of) Department of Transportation, Series 2021 A, RB	3.00%	10/01/2032	180	177,784
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2032 Municipal Bond ETF (BSMW)—(continued)
November 30, 2024
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Maryland-(continued)
Maryland (State of) Stadium Authority, Series 2022 A, RB	4.00%	06/01/2047	$10	$10,030
Maryland (State of) Transportation Authority, Series 2021 A, Ref. RB	3.00%	07/01/2032	50	49,707
Prince George’s (County of), MD, Series 2021 A, GO Bonds	4.00%	07/01/2032	80	85,052
Prince George’s (County of), MD, Series 2022 A, GO Bonds	5.00%	07/01/2034	10	11,475
Prince George’s (County of), MD, Series 2022 A, GO Bonds	5.00%	07/01/2036	5	5,701
				1,247,188
Massachusetts-3.56%
Boston (City of), MA, Series 2022 A, GO Bonds	5.00%	11/01/2034	20	23,368
Boston (City of), MA, Series 2022 A, GO Bonds	5.00%	11/01/2035	5	5,821
Boston (City of), MA, Series 2022 A, GO Bonds	5.00%	11/01/2040	10	11,419
Boston (City of), MA, Series 2023 A, GO Bonds	5.00%	11/01/2032	55	64,893
Massachusetts (Commonwealth of), Series 2018 C, Ref. GO Bonds	5.00%	09/01/2032	150	174,026
Massachusetts (Commonwealth of), Series 2022 A, GO Bonds	4.00%	02/01/2034	25	26,606
Massachusetts (Commonwealth of), Series 2022 C, GO Bonds	5.00%	10/01/2032	200	232,288
Massachusetts (Commonwealth of), Series 2022 C, GO Bonds	5.00%	10/01/2034	50	57,550
Massachusetts (Commonwealth of), Series 2022 C, GO Bonds	5.00%	10/01/2035	25	28,676
Massachusetts (Commonwealth of), Series 2022 C, GO Bonds	5.00%	10/01/2038	10	11,356
Massachusetts (Commonwealth of), Series 2022 C, GO Bonds	5.00%	10/01/2040	110	123,579
Massachusetts (Commonwealth of), Series 2022 C, GO Bonds	5.25%	10/01/2047	255	284,336
Massachusetts (Commonwealth of), Series 2022 C, GO Bonds	5.00%	10/01/2052	225	243,162
Massachusetts (Commonwealth of), Series 2022 C, GO Bonds	5.25%	10/01/2052	330	364,060
Massachusetts (Commonwealth of), Series 2022 E, GO Bonds	5.00%	11/01/2047	90	98,068
Massachusetts (Commonwealth of), Series 2022 E, GO Bonds	5.00%	11/01/2052	430	464,729
Massachusetts (Commonwealth of), Series 2023 A, GO Bonds	5.00%	05/01/2032	10	11,551
Massachusetts (Commonwealth of), Series 2024 B, Ref. GO Bonds	5.00%	11/01/2032	150	174,406
Massachusetts (Commonwealth of) (Rail Enhancement Program), Series 2022 B, RB	5.00%	06/01/2052	100	107,915
Massachusetts (Commonwealth of) Development Finance Agency, Series 2022, Ref. RB	5.00%	10/01/2040	35	39,197
Massachusetts (Commonwealth of) Development Finance Agency, Series 2023, RB	5.00%	07/01/2032	215	242,602
Massachusetts (Commonwealth of) Development Finance Agency (Harvard University), Series 2022, RB	5.00%	11/15/2032	60	70,501
Massachusetts (Commonwealth of) Development Finance Agency (Northern University), Series 2022, Ref. RB	5.00%	10/01/2044	130	143,677
Massachusetts (Commonwealth of) Development Finance Agency (Springfield College), Series 2022, Ref. RB	5.00%	10/01/2038	15	16,943
Massachusetts (Commonwealth of) Health & Educational Facilities Authority (Massachusetts Institute of Technology), Series 2002 K, RB	5.50%	07/01/2032	30	36,140
Quincy (City of), MA, Series 2022 B, GO Bonds	5.00%	07/01/2047	20	21,880
				3,078,749
Michigan-1.20%
Detroit City School District, Series 2005 A, Ref. GO Bonds, (INS - AGM)(a)	5.25%	05/01/2032	45	50,808
Great Lakes Water Authority, Series 2022 B, RB	5.25%	07/01/2047	165	180,423
Michigan (State of), Series 2018, GO Bonds	3.25%	05/01/2032	30	30,031
Michigan (State of), Series 2021 A, RB	5.00%	11/15/2032	25	28,430
Michigan (State of), Series 2023, RB	5.00%	11/15/2032	35	40,309
Michigan (State of) Building Authority (Facilities Program), Series 2022 I, RB	5.00%	10/15/2047	15	16,366
Michigan (State of) Building Authority (Facilities Program), Series 2022 I, RB	5.25%	10/15/2057	150	163,285
Michigan (State of) Finance Authority (Beaumont Health Credit Group), Series 2022, Ref. RB	5.00%	04/15/2032	25	28,358
Michigan (State of) Finance Authority (Beaumont Health Credit Group), Series 2022, Ref. RB	5.00%	04/15/2036	50	55,677
Michigan (State of) Finance Authority (Beaumont Health Credit Group), Series 2022, Ref. RB	5.00%	04/15/2037	15	16,640
Michigan (State of) Finance Authority (Beaumont Health Credit Group), Series 2022, Ref. RB	4.00%	04/15/2038	270	274,731
Michigan (State of) Finance Authority (Beaumont Health Credit Group), Series 2022, Ref. RB	5.00%	04/15/2038	40	44,118
Michigan (State of) Finance Authority (Trinity Health Credit Group), Series 2022 A, RB	5.00%	12/01/2032	100	111,829
				1,041,005
Minnesota-0.96%
Minneapolis & St. Paul (Cities of), MN Metropolitan Airports Commission, Series 2022 A, Ref. RB	5.00%	01/01/2052	10	10,619
Minnesota (State of), Series 2021 A, GO Bonds	5.00%	09/01/2032	80	91,212
Minnesota (State of), Series 2023 E, Ref. GO Bonds	5.00%	08/01/2032	50	58,021
Minnesota (State of), Series 2024 A, GO Bonds	5.00%	08/01/2032	185	214,676
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2032 Municipal Bond ETF (BSMW)—(continued)
November 30, 2024
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Minnesota-(continued)
Osseo Independent School District No. 279, Series 2024 A, GO Bonds, (CEP - Ohio School District)	5.00%	02/01/2035	$150	$169,204
Osseo Independent School District No. 279, Series 2024 A, GO Bonds, (CEP - Ohio School District)	5.00%	02/01/2036	20	22,486
Rochester (City of), MN (Mayo Clinic), Series 2022, Ref. RB	4.00%	11/15/2039	50	51,628
Rochester (City of), MN (Mayo Clinic), Series 2022, Ref. RB	5.00%	11/15/2057	150	161,506
Rosemount-Apple Valley-Eagan Independent School District No. 196, Series 2023 A, GO Bonds, (CEP - Ohio School District)	5.00%	02/01/2032	5	5,710
Rosemount-Apple Valley-Eagan Independent School District No. 196, Series 2023 A, GO Bonds, (CEP - Ohio School District)	5.00%	02/01/2035	15	16,993
Rosemount-Apple Valley-Eagan Independent School District No. 196, Series 2023 A, GO Bonds, (CEP - Ohio School District)	5.00%	02/01/2036	25	28,245
				830,300
Mississippi-0.28%
University of Mississippi Educational Building Corp., Series 2022, RB	4.50%	10/01/2052	235	240,649
Missouri-0.61%
Metropolitan St. Louis Sewer District, Series 2022 B, Ref. RB	5.25%	05/01/2052	100	109,438
Missouri (State of) Health & Educational Facilities Authority (SSM Health), Series 2022 A, RB	5.00%	06/01/2032	30	33,801
Missouri (State of) Health & Educational Facilities Authority (St. Luke’s Health System, Inc.), Series 2016, Ref. RB	3.00%	11/15/2032	70	68,917
Missouri (State of) Highway & Transportation Commission, Series 2022 A, RB	5.00%	05/01/2032	100	114,853
Missouri Development Finance Board, Series 2022, Ref. RB, (INS - AGM)(a)	4.00%	06/01/2037	100	103,228
Springfield School District No. R-12, Series 2023, GO Bonds	5.00%	03/01/2040	5	5,538
Springfield School District No. R-12, Series 2023, GO Bonds	4.00%	03/01/2043	10	10,195
St. Louis School District, Series 2023, GO Bonds, (INS - AGM)(a)	5.00%	04/01/2042	75	81,932
				527,902
Montana-0.32%
Montana State Board of Regents, Series 2022, RB, (INS - AGM)(a)	5.25%	11/15/2052	250	274,185
Nebraska-0.57%
Gretna Public Schools, Series 2022, GO Bonds	4.00%	12/15/2047	65	65,335
Omaha (City of), NE Public Power District, Series 2022 A, RB	5.25%	02/01/2052	340	373,024
Omaha (City of), NE Public Power District, Series 2023 B, Ref. RB	5.00%	02/01/2032	50	57,030
				495,389
Nevada-0.39%
Clark (County of), NV, Series 2022, RB	5.00%	07/01/2036	70	79,053
Clark (County of), NV, Series 2022, RB, (INS - AGM)(a)	4.00%	07/01/2040	10	10,257
Las Vegas Valley Water District, Series 2021 C, GO Bonds	3.00%	06/01/2032	20	19,566
Las Vegas Valley Water District, Series 2022 C, Ref. GO Bonds	4.00%	06/01/2041	20	20,324
Las Vegas Valley Water District, Series 2022 C, Ref. GO Bonds	4.00%	06/01/2042	205	207,370
				336,570
New Jersey-2.51%
Bergen County Improvement Authority (The), Series 2022, Ref. RB	5.00%	08/01/2047	80	88,166
New Jersey (State of), Series 2020 A, GO Bonds	4.00%	06/01/2032	500	536,353
New Jersey (State of) Economic Development Authority (Portal North Bridge), Series 2022 A, RB	5.25%	11/01/2042	50	55,728
New Jersey (State of) Economic Development Authority (Portal North Bridge), Series 2022, RB	5.00%	11/01/2036	25	27,806
New Jersey (State of) Economic Development Authority (Portal North Bridge), Series 2022, RB	5.00%	11/01/2037	20	22,175
New Jersey (State of) Economic Development Authority (Portal North Bridge), Series 2022, RB	5.25%	11/01/2040	125	140,393
New Jersey (State of) Educational Facilities Authority (Princeton University), Series 2022 A, RB	5.00%	03/01/2032	5	5,784
New Jersey (State of) Transportation Trust Fund Authority, Series 2014 BB-2, RN	5.00%	06/15/2032	10	11,166
New Jersey (State of) Transportation Trust Fund Authority, Series 2021 A, Ref. RB	5.00%	06/15/2032	415	463,379
New Jersey (State of) Transportation Trust Fund Authority, Series 2022 A, RB	4.00%	06/15/2040	250	253,148
New Jersey (State of) Transportation Trust Fund Authority, Series 2022 A, RB	4.00%	06/15/2041	250	252,136
New Jersey (State of) Transportation Trust Fund Authority, Series 2022 A, RB	4.00%	06/15/2042	25	25,133
New Jersey (State of) Transportation Trust Fund Authority, Series 2022 AA, Ref. RB	5.00%	06/15/2032	20	22,707
New Jersey (State of) Transportation Trust Fund Authority, Series 2022 AA, Ref. RB	5.00%	06/15/2037	25	27,830
New Jersey (State of) Transportation Trust Fund Authority, Series 2022 BB, RB	5.00%	06/15/2032	10	11,246
New Jersey (State of) Transportation Trust Fund Authority, Series 2022, RB(b)(c)	5.00%	12/15/2032	25	28,922
New Jersey (State of) Transportation Trust Fund Authority, Series 2022, RB	5.00%	06/15/2035	10	11,270
New Jersey (State of) Transportation Trust Fund Authority, Series 2022, RB	5.00%	06/15/2038	25	27,905
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2032 Municipal Bond ETF (BSMW)—(continued)
November 30, 2024
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
New Jersey-(continued)
New Jersey (State of) Transportation Trust Fund Authority, Series 2022, RB	5.25%	06/15/2039	$65	$73,539
New Jersey (State of) Transportation Trust Fund Authority, Series 2022, RB	5.00%	06/15/2040	30	33,270
New Jersey (State of) Transportation Trust Fund Authority, Series 2022, RB	5.00%	06/15/2042	30	32,979
New Jersey (State of) Transportation Trust Fund Authority, Series 2023 BB, RB	5.00%	06/15/2032	15	17,009
South Jersey Transportation Authority, Series 2022 A, RB	4.63%	11/01/2047	5	5,120
				2,173,164
New Mexico-0.28%
New Mexico (State of), Series 2023, GO Bonds	5.00%	03/01/2032	40	45,813
New Mexico (State of) Severance Tax Permanent Fund, Series 2022 A, RB	5.00%	07/01/2032	80	91,432
New Mexico (State of) Severance Tax Permanent Fund, Series 2022 B, RB	5.00%	07/01/2032	90	102,861
				240,106
New York-20.11%
Hudson Yards Infrastructure Corp. (Green Bonds), Series 2021 A, Ref. RB	4.00%	02/15/2041	50	51,514
Hudson Yards Infrastructure Corp. (Green Bonds), Series 2021, Ref. RB	5.00%	02/15/2034	30	34,513
Long Island (City of), NY Power Authority, Series 2021 A, Ref. RB	4.00%	09/01/2032	35	37,155
Metropolitan Transportation Authority, Series 2016 D, Ref. RB	3.00%	11/15/2032	30	28,161
Metropolitan Transportation Authority (Bidding Group 1), Series 2022 A, RB	4.00%	11/15/2039	15	15,409
Metropolitan Transportation Authority (Bidding Group 2), Series 2022 A, RB	5.00%	11/15/2044	20	21,828
Metropolitan Transportation Authority (Bidding Group 2), Series 2022 A, RB	5.00%	11/15/2047	200	216,346
Metropolitan Transportation Authority (Bidding Group 2), Series 2022 A, RB	5.00%	11/15/2049	15	16,164
New York & New Jersey (States of) Port Authority, One Hundred Seventy Fifth Series 2012, RB	3.00%	12/01/2032	195	186,601
New York & New Jersey (States of) Port Authority, Two Hundred Thirty Third Series 2022, Ref. RB	5.25%	08/01/2052	150	165,361
New York (City of), NY, Series 2006 J, GO Bonds, (INS - AGM)(a)	5.00%	06/01/2032	130	149,567
New York (City of), NY, Series 2008 L-5, GO Bonds	5.00%	04/01/2032	20	22,454
New York (City of), NY, Series 2012-1, GO Bonds	5.00%	04/01/2032	15	16,841
New York (City of), NY, Series 2021 A-1, GO Bonds	5.00%	08/01/2032	5	5,638
New York (City of), NY, Series 2022 A-1, GO Bonds	5.00%	09/01/2034	80	91,628
New York (City of), NY, Series 2022 A-1, GO Bonds	5.00%	09/01/2035	20	22,786
New York (City of), NY, Series 2022 A-1, GO Bonds	5.00%	09/01/2036	20	22,655
New York (City of), NY, Series 2022 A-1, GO Bonds	5.00%	09/01/2037	65	73,371
New York (City of), NY, Series 2022 A-1, GO Bonds	5.00%	09/01/2038	50	56,180
New York (City of), NY, Series 2022 A-1, GO Bonds	5.00%	09/01/2039	55	61,544
New York (City of), NY, Series 2022 A-1, GO Bonds	5.25%	09/01/2041	300	338,491
New York (City of), NY, Series 2022 A-1, GO Bonds	5.00%	09/01/2042	210	232,598
New York (City of), NY, Series 2022 A-1, GO Bonds	4.00%	09/01/2046	25	25,039
New York (City of), NY, Series 2022 C, Ref. GO Bonds	5.00%	08/01/2032	5	5,746
New York (City of), NY, Series 2023 A, GO Bonds	5.00%	08/01/2032	5	5,746
New York (City of), NY, Series 2023 C, Ref. GO Bonds	5.00%	08/01/2032	250	287,301
New York (City of), NY, Series 2023 F-1, Ref. GO Bonds	5.00%	08/01/2032	20	22,984
New York (City of), NY, Series 2023-1, GO Bonds	5.00%	08/01/2032	20	22,984
New York (City of), NY, Series 2024 C, GO Bonds	5.00%	03/01/2032	15	17,148
New York (City of), NY, Subseries 2022 B-1, GO Bonds	5.00%	10/01/2032	5	5,758
New York (City of), NY, Subseries 2022 B-1, GO Bonds	5.00%	10/01/2034	5	5,732
New York (City of), NY, Subseries 2022 B-1, GO Bonds	5.00%	10/01/2035	5	5,701
New York (City of), NY, Subseries 2022 B-1, GO Bonds	5.00%	10/01/2037	10	11,297
New York (City of), NY, Subseries 2022 B-1, GO Bonds	5.25%	10/01/2038	80	91,394
New York (City of), NY, Subseries 2022 B-1, GO Bonds	5.25%	10/01/2039	10	11,380
New York (City of), NY, Subseries 2022 B-1, GO Bonds	5.25%	10/01/2040	55	62,449
New York (City of), NY, Subseries 2022 B-1, GO Bonds	5.25%	10/01/2041	30	33,886
New York (City of), NY, Subseries 2022 B-1, GO Bonds	5.25%	10/01/2042	160	180,109
New York (City of), NY, Subseries 2022 B-1, GO Bonds	5.25%	10/01/2043	25	27,991
New York (City of), NY, Subseries 2022 B-1, GO Bonds	5.25%	10/01/2047	300	331,921
New York (City of), NY, Subseries 2022 D-1, GO Bonds	5.00%	05/01/2032	95	108,837
New York (City of), NY, Subseries 2022 D-1, GO Bonds	5.00%	05/01/2034	25	28,520
New York (City of), NY, Subseries 2022 D-1, GO Bonds	5.00%	05/01/2035	10	11,352
New York (City of), NY, Subseries 2022 D-1, GO Bonds	5.00%	05/01/2037	25	28,130
New York (City of), NY, Subseries 2022 D-1, GO Bonds	5.25%	05/01/2038	20	22,743
New York (City of), NY, Subseries 2022 D-1, GO Bonds	5.25%	05/01/2039	15	16,973
New York (City of), NY, Subseries 2022 D-1, GO Bonds	5.25%	05/01/2043	70	77,985
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2032 Municipal Bond ETF (BSMW)—(continued)
November 30, 2024
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-(continued)
New York (City of), NY, Subseries 2022 D-1, GO Bonds	5.50%	05/01/2044	$40	$45,152
New York (City of), NY, Subseries 2022 D-1, GO Bonds	5.50%	05/01/2045	15	16,870
New York (City of), NY, Subseries 2022 D-1, GO Bonds	5.50%	05/01/2046	130	145,803
New York (City of), NY Municipal Water Finance Authority, Subseries 2023 AA-1, RB	5.25%	06/15/2052	495	546,177
New York (City of), NY Municipal Water Finance Authority, Series 2015, Ref. RB	3.50%	06/15/2032	70	70,146
New York (City of), NY Municipal Water Finance Authority, Series 2021, Ref. RB	5.00%	06/15/2032	200	227,954
New York (City of), NY Municipal Water Finance Authority, Series 2022 AA-3, Ref. RB	5.00%	06/15/2047	135	147,266
New York (City of), NY Municipal Water Finance Authority, Series 2022 EE, Ref. RB	5.00%	06/15/2034	65	74,976
New York (City of), NY Municipal Water Finance Authority, Series 2022 EE, Ref. RB	5.00%	06/15/2045	120	130,851
New York (City of), NY Transitional Finance Authority, Series 2021 A-1, Ref. RB	5.00%	11/01/2032	5	5,670
New York (City of), NY Transitional Finance Authority, Series 2022 A-1, RB	5.00%	08/01/2036	45	50,798
New York (City of), NY Transitional Finance Authority, Series 2022 A-1, RB	5.00%	08/01/2037	105	118,201
New York (City of), NY Transitional Finance Authority, Series 2022 A-1, RB	5.25%	08/01/2042	25	28,150
New York (City of), NY Transitional Finance Authority, Series 2022 A-1, RB	5.00%	08/01/2043	150	165,505
New York (City of), NY Transitional Finance Authority, Series 2022 A-1, RB	5.00%	08/01/2045	30	32,774
New York (City of), NY Transitional Finance Authority, Series 2022 B-1, Ref. RB	5.00%	11/01/2032	15	17,302
New York (City of), NY Transitional Finance Authority, Series 2022 B-1, Ref. RB	5.25%	11/01/2035	5	5,779
New York (City of), NY Transitional Finance Authority, Series 2022 B-1, Ref. RB	5.25%	11/01/2036	105	121,053
New York (City of), NY Transitional Finance Authority, Series 2022 B-1, Ref. RB	5.25%	11/01/2038	5	5,740
New York (City of), NY Transitional Finance Authority, Series 2022 F-1, RB	5.00%	02/01/2036	20	22,458
New York (City of), NY Transitional Finance Authority, Series 2022 F-1, RB	5.00%	02/01/2037	70	78,421
New York (City of), NY Transitional Finance Authority, Series 2022 F-1, RB	5.00%	02/01/2039	30	33,417
New York (City of), NY Transitional Finance Authority, Series 2022 F-1, RB	5.00%	02/01/2040	15	16,684
New York (City of), NY Transitional Finance Authority, Series 2022 F-1, RB	5.00%	02/01/2041	55	60,835
New York (City of), NY Transitional Finance Authority, Series 2022 F-1, RB	5.00%	02/01/2042	50	55,134
New York (City of), NY Transitional Finance Authority, Series 2022 F-1, RB	5.00%	02/01/2044	75	81,986
New York (City of), NY Transitional Finance Authority, Series 2022 F-1, RB	5.00%	02/01/2047	430	464,255
New York (City of), NY Transitional Finance Authority, Series 2022 F-1, RB	5.00%	02/01/2051	5	5,374
New York (City of), NY Transitional Finance Authority, Series 2022 S-1A, Ref. RB	5.00%	07/15/2034	80	92,139
New York (City of), NY Transitional Finance Authority, Series 2022, RB	5.00%	02/01/2032	10	11,427
New York (City of), NY Transitional Finance Authority, Series 2022, RB	5.00%	02/01/2035	75	84,688
New York (City of), NY Transitional Finance Authority, Series 2022, RB	5.00%	02/01/2036	10	11,229
New York (City of), NY Transitional Finance Authority, Series 2022, RB	5.00%	02/01/2037	75	84,022
New York (City of), NY Transitional Finance Authority, Series 2022, RB	4.00%	02/01/2038	10	10,384
New York (City of), NY Transitional Finance Authority, Series 2022, RB	4.00%	02/01/2039	45	46,469
New York (City of), NY Transitional Finance Authority, Series 2022, RB	4.00%	02/01/2041	250	254,597
New York (City of), NY Transitional Finance Authority, Series 2022, RB	4.00%	02/01/2043	15	15,161
New York (City of), NY Transitional Finance Authority, Series 2022, RB	5.00%	02/01/2044	405	442,723
New York (City of), NY Transitional Finance Authority, Series 2022, RB	5.00%	02/01/2047	425	458,856
New York (City of), NY Transitional Finance Authority, Series 2022, Ref. RB	5.00%	11/01/2032	200	228,529
New York (City of), NY Transitional Finance Authority, Series 2022, Ref. RB	5.00%	11/01/2033	20	22,778
New York (City of), NY Transitional Finance Authority, Series 2022, Ref. RB	4.00%	11/01/2034	140	147,732
New York (City of), NY Transitional Finance Authority, Series 2022, Ref. RB	5.00%	11/01/2034	15	17,036
New York (City of), NY Transitional Finance Authority, Subseries 2022 D-1, RB	5.00%	11/01/2036	50	56,584
New York (City of), NY Transitional Finance Authority, Subseries 2022 D-1, RB	5.25%	11/01/2037	365	419,560
New York (City of), NY Transitional Finance Authority, Subseries 2022 D-1, RB	5.25%	11/01/2041	55	62,436
New York (City of), NY Transitional Finance Authority, Subseries 2022 D-1, RB	5.25%	11/01/2048	290	320,448
New York (City of), NY Transitional Finance Authority, Subseries 2023 D-1, RB	5.00%	11/01/2038	5	5,630
New York (City of), NY Transitional Finance Authority, Subseries 2023 D-1, RB	5.25%	11/01/2038	55	63,098
New York (State of) Dormitory Authority, Series 2021 A, Ref. RB	5.00%	03/15/2032	365	410,307
New York (State of) Dormitory Authority, Series 2021 E, Ref. RB	4.00%	03/15/2037	100	103,914
New York (State of) Dormitory Authority, Series 2021, RB	5.00%	03/15/2032	315	362,079
New York (State of) Dormitory Authority, Series 2021, RB	5.00%	07/01/2032	10	11,393
New York (State of) Dormitory Authority, Series 2021, RB	5.00%	03/15/2034	165	187,352
New York (State of) Dormitory Authority, Series 2021, RB	5.00%	03/15/2036	15	16,928
New York (State of) Dormitory Authority, Series 2021, RB	4.00%	03/15/2038	60	62,031
New York (State of) Dormitory Authority, Series 2021, RB	4.00%	03/15/2040	5	5,093
New York (State of) Dormitory Authority, Series 2022 A, Ref. RB	5.00%	03/15/2032	200	229,891
New York (State of) Dormitory Authority, Series 2022 A, Ref. RB	4.00%	03/15/2034	10	10,638
New York (State of) Dormitory Authority, Series 2022 A, Ref. RB	5.00%	03/15/2036	5	5,643
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2032 Municipal Bond ETF (BSMW)—(continued)
November 30, 2024
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-(continued)
New York (State of) Dormitory Authority, Series 2022 A, Ref. RB	5.00%	03/15/2037	$55	$61,767
New York (State of) Dormitory Authority, Series 2022 A, Ref. RB	4.00%	03/15/2038	55	56,862
New York (State of) Dormitory Authority, Series 2022 A, Ref. RB	5.00%	03/15/2041	680	749,903
New York (State of) Dormitory Authority, Series 2022 A, Ref. RB	5.00%	03/15/2046	555	600,843
New York (State of) Dormitory Authority, Series 2022, Ref. RB	5.00%	05/01/2038	30	33,267
New York (State of) Dormitory Authority, Series 2023 A, RB, (INS - AGM)(a)	5.00%	10/01/2032	10	11,538
New York (State of) Dormitory Authority, Series 2023 A, Ref. RB	5.00%	03/15/2032	230	264,375
New York (State of) Dormitory Authority, Series 2023 A-1, Ref. RB	5.00%	03/15/2032	15	17,263
New York (State of) Dormitory Authority, Series 2024 A, RB, (INS - AGM)(a)	5.00%	10/01/2034	15	17,141
New York (State of) Dormitory Authority, Series 2024 A, RB, (INS - AGM)(a)	5.00%	10/01/2038	20	22,431
New York (State of) Power Authority (Green Transmission), Series 2022, RB, (INS - AGM)(a)	5.00%	11/15/2032	25	28,617
New York (State of) Thruway Authority, Series 2014 K, Ref. RB(b)(c)	3.50%	01/01/2025	30	30,003
New York (State of) Thruway Authority, Series 2024 Q, Ref. RB	5.00%	01/01/2032	15	17,205
New York (State of) Thruway Authority (Bidding Group 1), Series 2022 A, Ref. RB	5.00%	03/15/2032	145	166,258
New York (State of) Thruway Authority (Bidding Group 1), Series 2022 A, Ref. RB	5.00%	03/15/2036	25	28,429
New York (State of) Thruway Authority (Bidding Group 1), Series 2022 A, Ref. RB	5.00%	03/15/2037	35	39,594
New York (State of) Thruway Authority (Bidding Group 1), Series 2022 A, Ref. RB	5.00%	03/15/2038	15	16,898
New York (State of) Thruway Authority (Bidding Group 1), Series 2022 A, Ref. RB	5.00%	03/15/2039	15	16,785
New York (State of) Thruway Authority (Bidding Group 1) (Green Bonds), Series 2022 C, RB	5.00%	03/15/2053	135	145,597
New York (State of) Thruway Authority (Bidding Group 1) (Green Bonds), Series 2022 C, RB	5.00%	03/15/2055	65	69,939
New York (State of) Thruway Authority (Bidding Group 2), Series 2022 A, Ref. RB	5.00%	03/15/2035	10	11,420
New York (State of) Thruway Authority (Bidding Group 3), Series 2022, Ref. RB	5.00%	03/15/2041	130	144,163
New York (State of) Thruway Authority (Bidding Group 3), Series 2022, Ref. RB	5.00%	03/15/2042	5	5,520
New York (State of) Thruway Authority (Bidding Group 4), Series 2022 A, Ref. RB	5.00%	03/15/2045	35	38,211
New York (State of) Thruway Authority (Bidding Group 4), Series 2022 A, Ref. RB	5.00%	03/15/2046	280	304,731
New York (State of) Thruway Authority (Bidding Group 4), Series 2022 A, Ref. RB	5.00%	03/15/2048	465	503,154
New York (State of) Utility Debt Securitization Authority, Series 2015, Ref. RB	3.00%	12/15/2032	145	143,692
New York State Environmental Facilities Corp. (NYC Municipal Water Finance Authority), Series 2022, Ref. RB	5.00%	06/15/2051	90	97,925
New York State Environmental Facilities Corp. (NYC Municipal Water Finance Authority), Series 2023, Ref. RB	5.00%	06/15/2032	20	23,243
New York State Urban Development Corp., Series 2022, Ref. RB	5.00%	03/15/2032	150	172,311
New York State Urban Development Corp., Series 2022, Ref. RB	5.00%	03/15/2036	20	22,713
New York State Urban Development Corp., Series 2022, Ref. RB	5.25%	03/15/2037	115	132,413
New York State Urban Development Corp., Series 2022, Ref. RB	5.25%	03/15/2038	15	17,233
New York State Urban Development Corp., Series 2022, Ref. RB	5.25%	03/15/2039	80	91,359
New York State Urban Development Corp., Series 2022, Ref. RB	5.00%	03/15/2041	100	111,111
New York State Urban Development Corp. (Bidding Group 1), Series 2021 A, Ref. RB	5.00%	03/15/2032	150	170,460
New York State Urban Development Corp. (Bidding Group 1), Series 2023, Ref. RB	5.00%	03/15/2032	25	28,719
New York State Urban Development Corp. (Bidding Group 4), Series 2022 A, Ref. RB	5.00%	03/15/2048	35	37,896
Schenectady County Capital Resource Corp. (Union College), Series 2022, Ref. RB	5.25%	07/01/2052	45	49,664
Triborough Bridge & Tunnel Authority, Series 2022 A, RB	5.00%	11/15/2041	140	156,373
Triborough Bridge & Tunnel Authority, Series 2022 A, RB	5.00%	11/15/2042	55	61,219
Triborough Bridge & Tunnel Authority, Series 2022 C, RB	5.00%	05/15/2040	60	66,901
Triborough Bridge & Tunnel Authority, Series 2022 C, RB	5.00%	05/15/2044	95	104,091
Triborough Bridge & Tunnel Authority, Series 2022 C, RB	5.25%	05/15/2052	250	274,034
Triborough Bridge & Tunnel Authority (Green Bonds), Series 2022 D-1A, Ref. RB	5.00%	11/15/2039	35	39,498
Triborough Bridge & Tunnel Authority (Green Bonds), Series 2022 E-2B, Ref. RB	5.00%	11/15/2032	450	518,675
Triborough Bridge & Tunnel Authority (Green Bonds), Series 2022, RB	4.50%	05/15/2052	35	36,027
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2022 A, RB	5.00%	05/15/2044	40	44,043
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2022 A, RB	5.00%	05/15/2047	110	119,905
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2022 A, RB	5.25%	05/15/2057	165	180,104
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2022 A, Ref. RB	4.00%	05/15/2041	250	253,265
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2022 A, Ref. RB	5.00%	05/15/2044	240	262,922
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2022 A, Ref. RB	5.00%	05/15/2047	55	59,681
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2022 C, RB	5.00%	05/15/2047	350	379,924
				17,408,752
North Carolina-0.75%
Charlotte (City of), NC, Series 2022 A, Ref. RB	5.00%	07/01/2032	45	52,094
Charlotte (City of), NC, Series 2022 A, Ref. RB	5.00%	07/01/2045	20	22,037
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2032 Municipal Bond ETF (BSMW)—(continued)
November 30, 2024
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
North Carolina-(continued)
Charlotte-Mecklenburg Hospital Authority (The) (Atrium Health), Series 2022, Ref. RB	4.00%	01/15/2043	$150	$151,161
Mecklenburg (County of), NC, Series 2022, GO Bonds	5.00%	09/01/2034	40	46,114
North Carolina (State of), Series 2022 A, RB	5.00%	05/01/2032	10	11,485
North Carolina (State of) (Build North Carolina Programs), Series 2022 A, RB	5.00%	05/01/2034	85	97,090
North Carolina (State of) (Build North Carolina Programs), Series 2022 A, RB	5.00%	05/01/2036	15	17,027
Raleigh (City of), NC Combined Enterprise System, Series 2023, Ref. RB	5.00%	09/01/2032	115	133,508
Wake (County of), NC, Series 2021, RB	5.00%	03/01/2032	20	22,551
Wake (County of), NC, Series 2023 A, Ref. GO Bonds	5.00%	05/01/2032	80	92,346
				645,413
Ohio-0.83%
Columbus (City of), OH, Series 2016 A, GO Bonds	3.00%	08/15/2032	15	14,663
Columbus (City of), OH, Series 2023 A, GO Bonds	5.00%	08/15/2032	20	23,100
Columbus (City of), OH, Series 2024 A, GO Bonds	5.00%	08/15/2032	15	17,325
Ohio (State of), Series 2021 B, Ref. GO Bonds	5.00%	09/15/2032	195	224,868
Ohio (State of), Series 2021 C, Ref. GO Bonds	5.00%	03/15/2032	90	103,131
Ohio (State of) (Cleveland Clinic Health System Obligated Group), Series 2024, Ref. RB	5.00%	01/01/2032	5	5,686
Ohio (State of) Water Development Authority (Sustainability Bonds), Series 2022 A, RB	5.00%	12/01/2041	30	33,637
Ohio (State of) Water Development Authority (Water Pollution Control Loan Fund) (Green Bonds), Series 2024 D, RB	5.00%	12/01/2032	50	57,810
Ohio State University (The), Series 2021, RB	5.00%	12/01/2032	20	22,811
Worthington City School District, Series 2023, GO Bonds	5.00%	12/01/2048	200	218,483
				721,514
Oklahoma-0.75%
Canadian (County of), OK Educational Facilities Authority (Mustang Public Schools), Series 2023, RB	5.00%	09/01/2032	25	28,056
Cushing (City of), OK Educational Facilities Authority (Cushing Public Schools), Series 2022, RB	5.00%	09/01/2032	100	111,427
Oklahoma (County of), OK Finance Authority, Series 2023, RB	4.00%	09/01/2038	215	221,180
Oklahoma (County of), OK Finance Authority, Series 2023, RB	5.00%	09/01/2041	5	5,470
Oklahoma (State of) Turnpike Authority, Series 2023, RB	5.50%	01/01/2053	250	278,627
				644,760
Oregon-0.29%
Oregon (State of) (Article XI - Q State), Series 2023 A, GO Bonds	5.00%	05/01/2032	5	5,739
Oregon (State of) Department of Transportation, Series 2022 A, RB	5.25%	11/15/2047	110	122,357
Oregon Health & Science University (Green Bonds), Series 2021 A, Ref. RB	4.00%	07/01/2044	30	30,065
Portland (City of), OR, Series 2023 A, Ref. RB	5.00%	12/01/2032	80	92,372
				250,533
Pennsylvania-3.97%
Allegheny (County of), PA Higher Education Building Authority (Carnegie Mellon University), Series 2022, RB	5.00%	02/01/2032	50	57,204
Allegheny (County of), PA Sanitary Authority, Series 2022, RB	5.75%	06/01/2047	10	11,494
Allegheny (County of), PA Sanitary Authority, Series 2022, RB	5.00%	06/01/2053	200	216,777
Bucks (County of), PA Water and Sewer Authority, Series 2022 A, RB, (INS - AGM)(a)	4.25%	12/01/2047	50	50,768
Delaware Valley Regional Finance Authority, Series 2002, RB	5.75%	07/01/2032	145	168,152
Hempfield Area School District, Series 2022 C, GO Bonds, (INS - AGM)(a)	5.00%	03/15/2048	50	53,774
Lehigh (County of), PA (Lehigh Valley Health Network), Series 2012, RB	3.25%	07/01/2032	30	29,333
Montgomery (County of), PA Higher Education & Health Authority (Thomas Jefferson University), Series 2022, Ref. RB	5.00%	05/01/2047	40	42,171
Montgomery (County of), PA Higher Education & Health Authority (Thomas Jefferson University), Series 2022, Ref. RB	5.00%	05/01/2057	140	145,800
Pennsylvania (Commonwealth of), First Series 2021, GO Bonds	4.00%	05/15/2032	75	79,435
Pennsylvania (Commonwealth of), First Series 2023, GO Bonds	5.00%	09/01/2032	150	172,330
Pennsylvania (Commonwealth of), First Series 2023, Ref. GO Bonds	5.00%	09/01/2032	350	402,104
Pennsylvania (Commonwealth of), Series 2022, GO Bonds	5.00%	10/01/2032	10	11,500
Pennsylvania (Commonwealth of), Series 2022, GO Bonds	5.00%	10/01/2036	110	125,282
Pennsylvania (Commonwealth of), Series 2022, GO Bonds	5.00%	10/01/2038	5	5,656
Pennsylvania (Commonwealth of) Economic Development Financing Authority, Series 2022 A, Ref. RB	5.00%	02/15/2038	20	21,962
Pennsylvania (Commonwealth of) Economic Development Financing Authority (UPMC), Series 2022 A, Ref. RB	5.00%	02/15/2047	10	10,669
Pennsylvania (Commonwealth of) Turnpike Commission, First series 2023, Ref. RB	5.00%	12/01/2032	160	182,165
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2032 Municipal Bond ETF (BSMW)—(continued)
November 30, 2024
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Pennsylvania-(continued)
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2022 B, Ref. RB	5.00%	12/01/2047	$15	$16,412
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2022 B, Ref. RB	5.25%	12/01/2047	35	38,896
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2022 B, Ref. RB	5.25%	12/01/2052	15	16,544
Pennsylvania State University (The), Series 2022 A, RB	5.00%	09/01/2047	160	174,322
Philadelphia (City of), PA, Series 2022 C, RB	5.50%	06/01/2047	410	458,656
Philadelphia (City of), PA Authority for Industrial Development (Children’s Hospital of Philadelphia), Series 2021, Ref. RB	5.00%	07/01/2032	60	68,224
Philadelphia (City of), PA Hospitals & Higher Education Facilities Authority (Temple University Health System), Series 2022, Ref. RB, (INS - AGM)(a)	5.00%	07/01/2035	145	159,995
Philadelphia (City of), PA Hospitals & Higher Education Facilities Authority (Temple University Health System), Series 2022, Ref. RB, (INS - AGM)(a)	5.00%	07/01/2036	65	71,559
Pittsburgh (City of), PA Water & Sewer Authority, Series 2019 B, Ref. RB, (INS - AGM)(a)	5.00%	09/01/2032	160	183,699
Ridley School District, Series 2024 A, RB, (INS - AGM)(a)	5.00%	11/15/2050	150	159,164
Southeastern Pennsylvania Transportation Authority (Asset Improvement Program), Series 2022, RB	5.00%	06/01/2034	10	11,384
Southeastern Pennsylvania Transportation Authority (Asset Improvement Program), Series 2022, RB	5.25%	06/01/2040	100	112,983
Southeastern Pennsylvania Transportation Authority (Asset Improvement Program), Series 2022, RB	5.25%	06/01/2041	150	168,652
Southeastern Pennsylvania Transportation Authority (Asset Improvement Program), Series 2022, RB	5.25%	06/01/2052	10	10,932
				3,437,998
Puerto Rico-0.12%
Puerto Rico (Commonwealth of) Electric Power Authority, Series 2007 VV, Ref. RB, (INS - NATL)(a)	5.25%	07/01/2032	100	99,940
Rhode Island-0.02%
Rhode Island (State of), Series 2022 A, GO Bonds	5.00%	08/01/2040	15	16,775
South Carolina-0.70%
Charleston (City of), SC, Series 2022, RB	5.00%	01/01/2052	100	108,744
Lexington & Richland School District No. 5, Series 2021 B, Ref. GO Bonds	4.00%	03/01/2032	15	16,079
South Carolina (State of) Jobs-Economic Development Authority (Bon Secours Mercy Health), Series 2022 A, RB	5.00%	10/01/2035	25	28,154
South Carolina (State of) Jobs-Economic Development Authority (Bon Secours Mercy Health), Series 2022 A, RB	5.00%	10/01/2037	140	156,401
South Carolina (State of) Public Service Authority (Santee Cooper), Series 2013, RB	4.00%	12/01/2039	10	10,103
South Carolina (State of) Public Service Authority (Santee Cooper), Series 2022 A, RB	5.00%	12/01/2033	10	11,220
South Carolina (State of) Public Service Authority (Santee Cooper), Series 2022 A, RB	4.00%	12/01/2040	5	5,047
South Carolina (State of) Public Service Authority (Santee Cooper), Series 2022 E, RB	5.75%	12/01/2047	125	141,185
South Carolina (State of) Transportation Infrastructure Bank, Series 2012 B, Ref. RB(b)(c)	3.38%	12/23/2024	50	50,005
Spartanburg County School District No. 4, Series 2022 A, GO Bonds	5.25%	03/01/2052	70	76,569
				603,507
Tennessee-0.65%
Metropolitan Nashville Airport Authority (The), Series 2022 A, RB	5.25%	07/01/2047	145	159,099
Nashville (City of) & Davidson (County of), TN Metropolitan Government, Series 2021 C, GO Bonds	4.00%	01/01/2032	20	21,201
Nashville (City of) & Davidson (County of), TN Metropolitan Government, Series 2022 B, GO Bonds	5.00%	01/01/2037	80	89,820
Nashville (City of) & Davidson (County of), TN Metropolitan Government, Series 2022 B, GO Bonds	4.00%	01/01/2039	15	15,381
Nashville (City of) & Davidson (County of), TN Metropolitan Government, Series 2022 B, GO Bonds	4.00%	01/01/2042	5	5,053
Tennessee (State of) School Bond Authority, Series 2022 A, RB, (CEP - Colorado Higher Education Intercept Program)	5.00%	11/01/2047	250	273,197
				563,751
Texas-10.93%
Argyle Independent School District, Series 2022, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/15/2047	20	21,682
Aubrey Independent School District, Series 2022, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2052	75	74,599
Austin (City of), TX, Series 2022, Ref. RB	5.00%	11/15/2047	60	65,324
Austin Independent School District, Series 2023, GO Bonds	5.00%	08/01/2032	10	11,440
Austin Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/01/2032	20	23,073
Barbers Hill Independent School District, Series 2022, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2041	215	219,617
Bexar (County of), TX Hospital District, Series 2023, Ctfs. of Obligations	5.00%	02/15/2048	165	178,215
Board of Regents of the University of Texas System, Series 2022 A, Ref. RB	5.00%	08/15/2032	55	63,318
Board of Regents of the University of Texas System, Series 2023 A, RB	5.00%	08/15/2043	190	208,754
Brock Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	08/15/2048	100	100,345
Bullard Independent School District, Series 2022, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2047	65	70,153
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2032 Municipal Bond ETF (BSMW)—(continued)
November 30, 2024
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas-(continued)
Conroe Independent School District, Series 2022 A, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2047	$10	$10,066
Corpus Christi (City of), TX, Series 2022 B, RB	5.00%	07/15/2047	50	53,985
Corpus Christi (City of), TX, Series 2022 B, RB	5.00%	07/15/2052	105	112,822
Cypress-Fairbanks Independent School District, Series 2022, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2034	75	84,906
Cypress-Fairbanks Independent School District, Series 2022, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2035	20	22,578
Cypress-Fairbanks Independent School District, Series 2022, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2036	25	28,153
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport), Series 2022 B, Ref. RB	5.00%	11/01/2034	25	28,275
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport), Series 2022 B, Ref. RB	5.00%	11/01/2035	20	22,540
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport), Series 2022 B, Ref. RB	5.00%	11/01/2037	60	67,164
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport), Series 2022 B, Ref. RB	5.00%	11/01/2038	20	22,315
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport), Series 2022 B, Ref. RB	5.00%	11/01/2039	20	22,233
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport), Series 2022 B, Ref. RB	5.00%	11/01/2050	15	16,185
Dallas (City of), TX, Series 2023 A, Ref. GO Bonds	5.00%	02/15/2032	75	85,481
Dallas (City of), TX Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2040	40	44,343
Dallas (City of), TX Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2041	20	22,075
Dallas (City of), TX Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2048	65	70,124
Dallas College, Series 2022, GO Bonds	5.00%	02/15/2032	10	11,272
Deer Park Independent School District, Series 2022, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/15/2047	100	108,622
Elgin Independent School District, Series 2022 A, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	08/01/2047	90	90,463
Forney Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/15/2048	115	124,318
Fort Bend Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/15/2053	100	107,650
Fort Worth (City of), TX, Series 2023, RB	4.13%	02/15/2046	100	100,064
Fort Worth Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2048	395	396,198
Fredericksburg Independent School District, Series 2022, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2047	15	16,228
Galveston (City of), TX, Series 2022 A, Ctfs. of Obligations	4.63%	05/01/2052	100	102,427
Godley Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2055	100	106,715
Harris (County of), TX, Series 2022 A, Ref. GO Bonds	5.00%	08/15/2032	175	201,728
Harris (County of), TX Flood Control District (Sustainability Bonds), Series 2022 A, GO Bonds	4.25%	10/01/2047	50	51,212
Harris (County of), TX Port Authority of Houston, Series 2021, RB	5.00%	10/01/2051	70	74,553
Harris County Cultural Education Facilities Finance Corp. (Memorial Hermann Health System), Series 2022, Ref. RB	5.00%	07/01/2052	25	26,754
Houston (City of), TX, Series 2002 A, Ref. RB(b)	5.75%	12/01/2032	35	42,475
Humble Independent School District, Series 2022, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2047	110	118,936
Hurst-Euless-Bedford Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/15/2032	25	28,650
Irving Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2038	90	100,798
Irving Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2040	100	110,447
Lake Travis Independent School District, Series 2023, GO Bonds	4.00%	02/15/2048	100	100,130
Lewisville Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/15/2032	30	34,537
Lower Colorado River Authority (LCRA Transmission Services Corp.), Series 2022, Ref. RB	5.50%	05/15/2047	250	277,132
Lower Colorado River Authority (LCRA Transmission Services Corp.), Series 2023, Ref. RB, (INS - AGM)(a)	5.00%	05/15/2032	40	45,388
Lower Colorado River Authority (LCRA Transmission Services Corp.), Series 2023, Ref. RB, (INS - AGM)(a)	5.00%	05/15/2034	45	50,909
Lower Colorado River Authority (LCRA Transmission Services Corp.), Series 2023, Ref. RB, (INS - AGM)(a)	5.50%	05/15/2048	20	22,231
Montgomery Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2048	160	160,485
New Braunfels (City of), TX, Series 2022, RB	5.00%	07/01/2053	100	107,157
North Texas Municipal Water District, Series 2021 A, Ref. RB	3.00%	09/01/2032	55	53,062
North Texas Tollway Authority, Series 2021 B, RB	4.00%	01/01/2032	95	97,851
North Texas Tollway Authority, Series 2022 A, Ref. RB	5.25%	01/01/2038	30	33,861
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2032 Municipal Bond ETF (BSMW)—(continued)
November 30, 2024
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas-(continued)
North Texas Tollway Authority, Series 2022 A, Ref. RB	5.00%	01/01/2040	$20	$22,017
Northwest Independent School District, Series 2022 A, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2048	210	226,418
Northwest Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2038	20	22,302
Permanent University Fund - University of Texas A&M System, Series 2023, RB	5.00%	07/01/2039	20	22,422
Permanent University Fund - University of Texas A&M System, Series 2023, RB	5.00%	07/01/2040	40	44,647
Permanent University Fund - University of Texas System, Series 2022 A, RB	5.00%	07/01/2032	50	57,475
Permanent University Fund - University of Texas System, Series 2022 A, RB	5.00%	07/01/2042	25	27,433
Permanent University Fund - University of Texas System, Series 2023 A, Ref. RB	5.00%	07/01/2032	100	114,951
Pflugerville (City of), TX, Series 2023, Ctfs. of Obligations	5.00%	08/01/2053	200	214,422
Pflugerville (City of), TX, Series 2023, GO Bonds	5.00%	08/01/2048	80	86,186
Pflugerville Independent School District, Series 2023 A, GO Bonds	5.00%	02/15/2034	100	112,601
Plano Independent School District, Series 2023, GO Bonds	5.00%	02/15/2032	65	73,721
Plano Independent School District, Series 2023, GO Bonds	5.00%	02/15/2034	145	164,802
Plano Independent School District, Series 2023, GO Bonds	5.00%	02/15/2036	15	16,943
Plano Independent School District, Series 2023, GO Bonds	5.00%	02/15/2037	20	22,519
Plano Independent School District, Series 2023, GO Bonds	5.00%	02/15/2038	10	11,222
Plano Independent School District, Series 2023, GO Bonds	5.00%	02/15/2041	10	11,022
Prosper Independent School District, Series 2022, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2047	40	40,263
San Antonio (City of), TX Water System, Series 2022 B, RB	5.25%	05/15/2052	100	109,206
San Antonio Independent School District, Series 2022, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/15/2052	100	107,992
San Antonio Public Facilities Corp., Series 2022, Ref. RB	5.00%	09/15/2032	10	11,278
San Jacinto River Authority (Groundwater Reduction Plan Division), Series 2011, RB, (INS - AGM)(a)	5.00%	10/01/2032	215	215,157
Sanger Independent School District, Series 2022, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	08/15/2047	205	205,980
Seguin (City of), TX, Series 2022 A, Ctfs. of Obligations	5.25%	09/01/2057	100	108,182
Smith (County of), TX, Series 2023, GO Bonds	5.00%	08/15/2043	10	10,898
Smith (County of), TX, Series 2023, GO Bonds	5.00%	08/15/2048	100	107,549
Southwest Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/01/2046	100	108,657
Tarrant (County of), TX Hospital District, Series 2023, GO Bonds	4.25%	08/15/2048	100	101,374
Tarrant County College District, Series 2022, GO Bonds	5.00%	08/15/2035	5	5,676
Tarrant County College District, Series 2022, GO Bonds	5.00%	08/15/2036	20	22,629
Tarrant County College District, Series 2022, GO Bonds	5.00%	08/15/2037	40	45,016
Tarrant County College District, Series 2022, GO Bonds	5.00%	08/15/2038	70	78,503
Tarrant County College District, Series 2022, GO Bonds	5.00%	08/15/2039	15	16,727
Tarrant County College District, Series 2022, GO Bonds	5.00%	08/15/2040	50	55,394
Tarrant County Cultural Education Facilities Finance Corp. (Baylor Scott & White Health), Series 2022, RB	5.50%	11/15/2047	10	11,229
Tarrant County Cultural Education Facilities Finance Corp. (Baylor Scott & White Health), Series 2022, RB	5.00%	11/15/2051	100	107,175
Tarrant County Cultural Education Facilities Finance Corp. (Christus Health), Series 2024 A, RB	5.00%	07/01/2032	90	100,886
Tarrant County Cultural Education Facilities Finance Corp. (Methodist Hospitals of Dallas), Series 2022, RB	5.00%	10/01/2039	40	44,011
Texas (State of) Transportation Commission State Highway Fund, Series 2024, Ref. RB	5.00%	10/01/2032	370	424,947
Texas (State of) Water Development Board, Series 2022, RB	5.00%	10/15/2034	50	57,128
Texas (State of) Water Development Board, Series 2022, RB	5.00%	10/15/2035	40	45,543
Texas (State of) Water Development Board, Series 2022, RB	4.45%	10/15/2036	20	21,672
Texas (State of) Water Development Board, Series 2022, RB	4.50%	10/15/2037	35	37,833
Texas (State of) Water Development Board, Series 2022, RB	4.65%	10/15/2040	5	5,373
Texas (State of) Water Development Board, Series 2022, RB	4.70%	10/15/2041	170	182,532
Texas (State of) Water Development Board, Series 2022, RB	4.75%	10/15/2042	100	107,340
Texas (State of) Water Development Board, Series 2022, RB	4.80%	10/15/2052	250	264,836
Texas (State of) Water Development Board (Master Trust), Series 2022, RB	5.00%	10/15/2047	40	43,638
Texas A&M University, Series 2024 A, RB	5.00%	05/15/2032	5	5,738
Texas State Technical College, Series 2022, RB, (INS - AGM)(a)	5.50%	08/01/2042	105	119,180
Trinity River Authority, Series 2020, Ref. RB	3.00%	08/01/2032	30	29,565
University of Houston, Series 2022 A, Ref. RB	5.00%	02/15/2032	70	78,811
University of Houston, Series 2022 A, Ref. RB	5.00%	02/15/2034	40	44,821
University of Houston, Series 2022 A, Ref. RB	5.00%	02/15/2042	55	59,851
Waco Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	08/15/2048	150	150,517
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2032 Municipal Bond ETF (BSMW)—(continued)
November 30, 2024
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas-(continued)
West Harris (County of), TX Regional Water Authority, Series 2022, RB, (INS - AGM)(a)	5.50%	12/15/2050	$40	$44,514
White Settlement Independent School District, Series 2022, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	08/15/2052	65	64,934
Ysleta Independent School District, Series 2022, GO Bonds, (CEP - Texas Permanent School Fund)	4.25%	08/15/2056	150	151,105
				9,456,781
Utah-1.40%
Intermountain Power Agency, Series 2022 A, Ref. RB	5.00%	07/01/2032	135	153,003
Intermountain Power Agency, Series 2023 A, RB	5.00%	07/01/2032	100	114,657
Intermountain Power Agency, Series 2023 A, RB	5.00%	07/01/2034	20	22,891
Intermountain Power Agency, Series 2023 A, RB	5.00%	07/01/2038	110	123,878
Intermountain Power Agency, Series 2023 A, RB	5.00%	07/01/2039	15	16,821
Intermountain Power Agency, Series 2023 A, RB	5.00%	07/01/2040	30	33,506
Intermountain Power Agency, Series 2023 A, RB	5.00%	07/01/2041	5	5,564
Intermountain Power Agency, Series 2023 A, RB	5.00%	07/01/2042	130	143,597
Intermountain Power Agency, Series 2023 A, RB	5.25%	07/01/2043	15	16,825
University of Utah (The) (Green Bonds), Series 2022 B, RB	5.00%	08/01/2032	20	23,029
University of Utah (The) (Green Bonds), Series 2022 B, RB	5.00%	08/01/2034	35	40,074
University of Utah (The) (Green Bonds), Series 2022 B, RB	5.00%	08/01/2037	140	158,723
University of Utah (The) (Green Bonds), Series 2022 B, RB	5.00%	08/01/2040	95	106,378
University of Utah (The) (Green Bonds), Series 2022 B, RB	5.00%	08/01/2042	135	149,972
Utah (State of) Transit Authority, Series 2006 C, Ref. RB, (INS - AGM)(a)	5.25%	06/15/2032	95	106,841
				1,215,759
Virginia-2.28%
Fairfax (County of), VA, Series 2023 A, GO Bonds	4.00%	10/01/2033	150	160,597
Fairfax (County of), VA, Series 2023 A, GO Bonds	4.00%	10/01/2034	30	31,993
Fairfax (County of), VA Industrial Development Authority (Inova Health System), Series 2022, Ref. RB	5.00%	05/15/2037	15	16,874
Fairfax (County of), VA Industrial Development Authority (Inova Health System), Series 2022, Ref. RB	4.00%	05/15/2042	250	252,907
Northern Virginia Transportation Commission (Transforming Rail in Virginia), Series 2022, RB	5.00%	06/01/2047	75	81,950
Northern Virginia Transportation Commission (Transforming Rail in Virginia), Series 2022, RB	5.00%	06/01/2052	150	162,979
Virginia (Commonwealth of) College Building Authority (21st Century College and Equipment Programs), Series 2017, RB	3.00%	02/01/2032	175	172,401
Virginia (Commonwealth of) College Building Authority (21st Century College and Equipment Programs), Series 2022 A, RB	5.00%	02/01/2035	60	67,971
Virginia (Commonwealth of) College Building Authority (21st Century College and Equipment Programs), Series 2022 A, RB	5.00%	02/01/2036	75	84,734
Virginia (Commonwealth of) College Building Authority (21st Century College and Equipment Programs), Series 2022, RB	5.25%	02/01/2041	20	22,447
Virginia (Commonwealth of) College Building Authority (21st Century College and Equipment Programs), Series 2022, RB	5.00%	02/01/2042	40	44,130
Virginia (Commonwealth of) College Building Authority (21st Century College and Equipment Programs), Series 2023, Ref. RB	5.00%	02/01/2032	150	171,927
Virginia (Commonwealth of) Public Building Authority, Series 2021 A-1, RB	5.00%	08/01/2032	15	16,998
Virginia (Commonwealth of) Public Building Authority (Bidding Group 1), Series 2022 A, RB	5.00%	08/01/2032	55	63,452
Virginia (Commonwealth of) Public Building Authority (Bidding Group 1), Series 2022 A, RB	5.00%	08/01/2034	20	22,870
Virginia (Commonwealth of) Public Building Authority (Bidding Group 1), Series 2022 A, RB	5.00%	08/01/2035	105	119,572
Virginia (Commonwealth of) Public Building Authority (Bidding Group 2), Series 2022 A, RB	5.00%	08/01/2036	65	73,801
Virginia (Commonwealth of) Public Building Authority (Bidding Group 2), Series 2022 A, RB	5.00%	08/01/2037	65	73,550
Virginia (Commonwealth of) Public School Authority, Series 2022 B, RB	5.00%	08/01/2052	100	108,239
Virginia (Commonwealth of) Small Business Financing Authority (Bon Secours Mercy Health, Inc.), Series 2022, RB	5.00%	10/01/2042	100	109,281
Virginia (Commonwealth of) Transportation Board, Series 2022, Ref. RB	5.00%	05/15/2032	35	40,295
Virginia (Commonwealth of) Transportation Board, Series 2022, Ref. RB	4.00%	05/15/2035	5	5,287
Virginia (Commonwealth of) Transportation Board, Series 2022, Ref. RB	4.00%	05/15/2036	50	52,626
Virginia (Commonwealth of) Transportation Board, Series 2022, Ref. RB	4.00%	05/15/2037	15	15,726
				1,972,607
Washington-4.52%
Central Puget Sound Regional Transit Authority (Green Bonds), Series 2021 S-1, Ref. RB	5.00%	11/01/2032	50	56,797
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2032 Municipal Bond ETF (BSMW)—(continued)
November 30, 2024
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Washington-(continued)
Clark County School District No. 114 Evergreen, Series 2022, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.25%	12/01/2040	$45	$50,612
Douglas (County of), WA Public Utility District No. 1, Series 2022 B, RB	5.00%	09/01/2047	100	107,852
Energy Northwest (Columbia Generating Station), Series 2022, Ref. RB	5.00%	07/01/2032	15	17,232
Energy Northwest (Columbia Generating Station), Series 2022, Ref. RB	5.00%	07/01/2036	295	334,860
King & Snohomish Counties School District No. 417 Northshore, Series 2022, Ref. GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	12/01/2039	20	22,439
King & Snohomish Counties School District No. 417 Northshore, Series 2024, Ref. GO Bonds, (CEP - Oregon School Bond Guaranty)	4.00%	12/01/2032	15	16,164
King (County of), WA, Series 2021 A, GO Bonds	5.00%	01/01/2032	45	51,011
King County School District No. 401 Highline, Series 2017, GO Bonds, (CEP - Oregon School Bond Guaranty)	3.13%	12/01/2032	35	34,679
King County School District No. 401 Highline, Series 2023, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	12/01/2034	5	5,713
King County School District No. 401 Highline, Series 2023, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	12/01/2040	315	351,325
King County School District No. 401 Highline, Series 2023, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	12/01/2041	15	16,663
King County School District No. 403 Renton, Series 2023, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	12/01/2037	25	28,267
King County School District No. 403 Renton, Series 2023, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	12/01/2038	50	56,349
King County School District No. 403 Renton, Series 2023, GO Bonds, (CEP - Oregon School Bond Guaranty)	4.00%	12/01/2040	10	10,272
Seattle (City of), WA, Series 2022, Ref. RB	5.00%	07/01/2047	20	21,782
Seattle (City of), WA, Series 2022, Ref. RB	5.00%	07/01/2052	15	16,236
Seattle (City of), WA, Series 2023 A, Ref. RB	5.00%	03/01/2032	20	22,878
Snohomish County School District No. 6 Mukilteo, Series 2022, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	12/01/2034	30	34,301
Spokane County School District No. 81, Series 2022, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	12/01/2037	5	5,665
Spokane County School District No. 81, Series 2022, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	12/01/2038	10	11,270
Washington (State of), Series 2021 A, Ref. GO Bonds	4.00%	02/01/2035	5	5,260
Washington (State of), Series R-2023B, Ref. GO Bonds	5.00%	07/01/2032	330	379,581
Washington (State of), Series R-2024C, Ref. GO Bonds	5.00%	08/01/2032	100	115,143
Washington (State of) (Bid Group 1), Series 2022 A-1, GO Bonds	5.00%	08/01/2032	115	132,415
Washington (State of) (Bid Group 1), Series 2022 A-1, GO Bonds	5.00%	08/01/2034	35	39,979
Washington (State of) (Bid Group 1), Series 2022 A-1, GO Bonds	5.00%	08/01/2035	125	142,316
Washington (State of) (Bid Group 1), Series 2023 B, GO Bonds	5.00%	02/01/2032	105	120,128
Washington (State of) (Bid Group 1), Series 2024-A, GO Bonds	5.00%	08/01/2032	15	17,271
Washington (State of) (Bid Group 2), Series 2022 A-2, GO Bonds	5.00%	08/01/2038	70	78,879
Washington (State of) (Bid Group 2), Series 2022 A-2, GO Bonds	5.00%	08/01/2040	5	5,588
Washington (State of) (Bid Group 2), Series 2022 A-2, GO Bonds	5.00%	08/01/2041	205	228,153
Washington (State of) (Bid Group 2), Series 2022 A-2, GO Bonds	5.00%	08/01/2042	125	138,656
Washington (State of) (Bid Group 2), Series 2022 A-2, GO Bonds	5.00%	08/01/2043	300	331,649
Washington (State of) (Bid Group 2), Series 2022 C, GO Bonds	5.00%	02/01/2034	100	113,506
Washington (State of) (Bid Group 2), Series 2022 C, GO Bonds	5.00%	02/01/2035	85	96,214
Washington (State of) (Bid Group 2), Series 2022 C, GO Bonds	5.00%	02/01/2036	85	95,915
Washington (State of) (Bid Group 2), Series 2022 C, GO Bonds	5.00%	02/01/2037	95	106,883
Washington (State of) (Bid Group 2), Series 2022 C, GO Bonds	5.00%	02/01/2038	55	61,681
Washington (State of) (Bid Group 2), Series 2022 C, GO Bonds	5.00%	02/01/2039	35	39,034
Washington (State of) (Bid Group 2), Series 2022 C, GO Bonds	5.00%	02/01/2041	40	44,270
Washington (State of) (Bid Group 2), Series 2022 C, Ref. GO Bonds	4.00%	07/01/2034	15	15,895
Washington (State of) (Bid Group 2), Series R-2023A, Ref. GO Bonds	5.00%	08/01/2032	40	46,057
Washington (State of) (Bid Group 3), Series 2022 A-3, GO Bonds	5.00%	08/01/2044	40	43,980
Washington (State of) (Bid Group 3), Series 2022 A-3, GO Bonds	5.00%	08/01/2045	25	27,381
Washington (State of) (Bid Group 3), Series 2022 A-3, GO Bonds	5.00%	08/01/2046	60	65,436
Washington (State of) (Bid Group 3), Series 2022 C, GO Bonds	5.00%	02/01/2040	5	5,555
Washington (State of) (Bid Group 3), Series 2022 C, GO Bonds	5.00%	02/01/2045	25	27,245
Washington (State of) (Bid Group 3), Series 2022 C, GO Bonds	5.00%	02/01/2046	105	113,952
				3,910,389
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2032 Municipal Bond ETF (BSMW)—(continued)
November 30, 2024
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Wisconsin-1.17%
Wisconsin (State of), Series 2022 4, Ref. GO Bonds	5.00%	05/01/2032	$35	$40,224
Wisconsin (State of), Series 2023 A, GO Bonds	5.00%	05/01/2036	100	113,302
Wisconsin (State of), Series 2023 A, GO Bonds	5.00%	05/01/2037	20	22,588
Wisconsin (State of), Series 2023 A, GO Bonds	5.00%	05/01/2039	15	16,838
Wisconsin (State of), Series 2023 B, GO Bonds	5.00%	05/01/2040	5	5,591
Wisconsin (State of), Series 2023-2, Ref. GO Bonds	5.00%	05/01/2032	105	120,672
Wisconsin (State of) Department of Transportation, Series 2024-2, Ref. RB	5.00%	07/01/2032	260	299,256
Wisconsin (State of) Public Finance Authority, Series 2022, Ref. RB	5.25%	03/01/2047	15	15,414
Wisconsin (State of) Public Finance Authority (Cone Health), Series 2022 A-1, RB, (INS - BAM)(a)	5.50%	07/01/2052	350	379,790
				1,013,675
TOTAL INVESTMENTS IN SECURITIES(d)-98.58% (Cost $84,064,417)				85,315,641
OTHER ASSETS LESS LIABILITIES-1.42%				1,231,367
NET ASSETS-100.00%				$86,547,008

Investment Abbreviations:
AGC	-Assured Guaranty Corp.
AGM	-Assured Guaranty Municipal Corp.
BAM	-Build America Mutual Assurance Co.
CEP	-Credit Enhancement Provider
COP	-Certificates of Participation
Ctfs.	-Certificates
GO	-General Obligation
INS	-Insurer
NATL	-National Public Finance Guarantee Corp.
RB	-Revenue Bonds
Ref.	-Refunding
RN	-Revenue Notes
Wts.	-Warrants

Notes to Schedule of Investments:
(a)	Principal and/or interest payments are secured by the bond insurance company listed.
(b)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(c)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(d)
Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations. No concentration of any single entity was greater than 5% each.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments
Invesco BulletShares 2033 Municipal Bond ETF (BSSX)
November 30, 2024
(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations-98.52%
Alabama-2.38%
Jefferson (County of), AL, Series 2024, Ref. RB	5.00%	10/01/2039	$75	$83,240
Jefferson (County of), AL, Series 2024, Ref. RB	5.25%	10/01/2045	600	659,957
Jefferson (County of), AL, Series 2024, Ref. Revenue Wts.	5.25%	10/01/2040	5	5,617
Jefferson (County of), AL, Series 2024, Ref. Revenue Wts.	5.25%	10/01/2043	245	272,008
Madison (City of), AL Water & Wastewater Board, Series 2023, RB	5.25%	12/01/2053	300	333,414
Montgomery (City of), AL, Series 2023, RB	5.00%	09/01/2048	15	16,423
				1,370,659
Arizona-1.32%
Arizona (State of) Department of Transportation, Series 2023, RB	5.00%	07/01/2033	15	17,445
Maricopa (County of), AZ Industrial Development Authority (Banner Health Obligated Group), Series 2016 A, Ref. RB	3.13%	01/01/2033	85	82,530
Phoenix Civic Improvement Corp., Series 2023, RB	5.00%	07/01/2036	5	5,746
Phoenix Civic Improvement Corp., Series 2023, RB	5.00%	07/01/2043	15	16,690
Phoenix Civic Improvement Corp., Series 2023, RB	5.25%	07/01/2047	40	44,761
Salt River Project Agricultural Improvement & Power District, Series 2023 A, RB	5.00%	01/01/2047	165	181,798
Salt River Project Agricultural Improvement & Power District, Series 2023 A, RB	5.00%	01/01/2050	115	125,555
University of Arizona Board of Regents (Green Bonds), Series 2023 A, RB	5.50%	07/01/2048	250	283,279
				757,804
California-16.83%
Alameda (County of), CA Joint Powers Authority (Highland Hospital Project), Series 2023, Ref. RB	5.00%	12/01/2033	55	65,533
Alameda Unified School District (Election of 2022), Series 2024 B, GO Bonds	5.00%	08/01/2049	130	144,513
Alameda Unified School District (Election of 2022), Series 2024 B, GO Bonds	4.00%	08/01/2052	5	5,044
Bay Area Toll Authority, Series 2024 S-11, Ref. RB	5.00%	04/01/2033	35	41,436
Bay Area Toll Authority (San Francisco Bay Area), Series 2023 F-1, RB	5.00%	04/01/2054	150	164,767
Benicia Unified School District (Election of 2004), Series 2024 A, GO Bonds	5.00%	08/01/2053	100	110,116
California (State of), Series 2015 C, Ref. GO Bonds	3.38%	09/01/2033	50	49,714
California (State of), Series 2016, Ref. GO Bonds	3.00%	09/01/2033	285	282,160
California (State of), Series 2019, GO Bonds	3.00%	10/01/2033	165	164,571
California (State of), Series 2022, GO Bonds	5.00%	04/01/2033	15	17,513
California (State of), Series 2022, GO Bonds	5.00%	09/01/2033	5	5,772
California (State of), Series 2023, GO Bonds	5.00%	09/01/2033	30	35,162
California (State of), Series 2023, GO Bonds	5.00%	10/01/2033	15	17,468
California (State of), Series 2023, GO Bonds	5.00%	10/01/2035	275	318,610
California (State of), Series 2023, GO Bonds	5.00%	09/01/2037	5	5,779
California (State of), Series 2023, GO Bonds	5.00%	09/01/2038	5	5,774
California (State of), Series 2023, GO Bonds	5.00%	10/01/2039	65	74,415
California (State of), Series 2023, GO Bonds	5.00%	10/01/2045	600	671,851
California (State of), Series 2023, GO Bonds	5.25%	10/01/2045	15	17,126
California (State of), Series 2023, Ref. GO Bonds	5.00%	09/01/2033	45	52,743
California (State of), Series 2023, Ref. GO Bonds	5.00%	10/01/2036	60	69,236
California (State of), Series 2023, Ref. GO Bonds	5.00%	10/01/2042	315	356,233
California (State of), Series 2023, Ref. GO Bonds	5.00%	09/01/2043	5	5,661
California (State of), Series 2024, GO Bonds	5.00%	09/01/2033	55	64,464
California (State of), Series 2024, GO Bonds	5.00%	09/01/2033	5	5,860
California (State of) Educational Facilities Authority (University of the Pacific), Series 2023, RB	5.00%	11/01/2053	5	5,462
California (State of) Health Facilities Financing Authority (Scripps Health), Series 2024 A, Ref. RB	5.00%	11/15/2038	15	17,281
California (State of) Health Facilities Financing Authority (Scripps Health), Series 2024 A, Ref. RB	5.00%	11/15/2041	375	426,093
California (State of) Health Facilities Financing Authority (Stanford Health Care), Series 2023 A, RB	5.00%	08/15/2033	30	35,422
California (State of) Infrastructure & Economic Development Bank (Clean Water Revolving Fund) (Green Bonds), Series 2023, RB	5.00%	10/01/2033	5	5,865
California (State of) Infrastructure & Economic Development Bank (The J. Paul Getty Trust), Series 2020 A-1, Ref. RB	5.00%	04/01/2033	40	47,487
California (State of) Public Works Board, Series 2023 C, Ref. RB	5.00%	09/01/2033	15	17,581
California (State of) Public Works Board, Series 2023 C, Ref. RB	5.00%	09/01/2036	5	5,809
California (State of) Public Works Board, Series 2023 D, RB	5.00%	11/01/2038	30	34,701
California (State of) Public Works Board, Series 2023 D, RB	4.50%	11/01/2043	10	10,657
California (State of) Public Works Board, Series 2023 D, RB	5.00%	11/01/2044	15	16,892
California (State of) Public Works Board, Series 2023, Ref. RB	5.00%	09/01/2035	45	52,468
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2033 Municipal Bond ETF (BSSX)—(continued)
November 30, 2024
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
California (State of) Public Works Board (Various Capital), Series 2023, Ref. RB	5.00%	09/01/2038	$140	$161,673
California State University, Series 2016 A, Ref. RB	3.00%	11/01/2033	25	24,737
California State University, Series 2023 A, RB	5.25%	11/01/2048	100	114,067
Central Unified School District, Series 2023 B, GO Bonds	4.00%	08/01/2050	5	5,050
Downey Unified School District, Series 2023 A, GO Bonds	4.00%	08/01/2052	25	25,222
Dublin Unified School District (Election of 2020), Series 2023 B, GO Bonds	4.13%	08/01/2049	250	254,925
East Bay Municipal Utility District (Green Bonds), Series 2024 A, RB	5.00%	06/01/2042	10	11,420
East Bay Municipal Utility District (Green Bonds), Series 2024 A, RB	5.00%	06/01/2054	20	22,439
El Centro (City of), CA Financing Authority (Police Station), Series 2023 A, RB	4.25%	10/01/2047	100	102,812
Imperial Irrigation District, Series 2016 C, Ref. RB	3.00%	11/01/2033	40	39,303
Irvine Facilities Financing Authority (Irvine Great Park Infrastructure), Series 2023 A, RB, (INS - BAM)(a)	5.25%	09/01/2053	375	421,111
Irvine Facilities Financing Authority (Irvine Great Park Infrastructure), Series 2023, RB, (INS - BAM)(a)	5.00%	09/01/2048	100	111,241
Long Beach Unified School District (Election of 2016), Series 2023 C, GO Bonds	4.00%	08/01/2053	110	110,893
Los Angeles (City of), CA, Series 2023 A, RB	5.00%	02/01/2037	15	17,437
Los Angeles (City of), CA Department of Water & Power, Series 2022 B, RB	5.00%	07/01/2033	20	23,410
Los Angeles (City of), CA Department of Water & Power, Series 2023 B, RB	5.25%	07/01/2053	25	28,115
Los Angeles (City of), CA Department of Water & Power, Series 2023 D, Ref. RB	5.00%	07/01/2041	120	137,597
Los Angeles (City of), CA Department of Water & Power, Series 2023 D, Ref. RB	5.00%	07/01/2042	5	5,696
Los Angeles (City of), CA Department of Water & Power, Series 2023 D, Ref. RB	5.00%	07/01/2043	5	5,667
Los Angeles (City of), CA Department of Water & Power, Series 2023 E, Ref. RB	5.00%	07/01/2035	10	11,815
Los Angeles (City of), CA Department of Water & Power, Series 2023 E, Ref. RB	5.00%	07/01/2036	15	17,659
Los Angeles (City of), CA Department of Water & Power, Series 2023 E, Ref. RB	5.00%	07/01/2043	55	62,332
Los Angeles (City of), CA Department of Water & Power, Series 2023 E, Ref. RB	5.00%	07/01/2044	170	191,968
Los Angeles (City of), CA Department of Water & Power, Series 2024 A, Ref. RB	5.00%	07/01/2033	20	23,814
Los Angeles (City of), CA Department of Water & Power, Series 2024 C, Ref. RB	5.00%	07/01/2033	15	17,860
Los Angeles Unified School District, Series 2024 A, Ref. GO Bonds	5.00%	07/01/2033	80	95,322
Los Angeles Unified School District (Sustainability Bonds), Series 2022 QRR, GO Bonds	5.00%	07/01/2037	45	52,446
Los Angeles Unified School District (Sustainability Bonds), Series 2022 QRR, GO Bonds	5.00%	07/01/2038	20	23,228
Los Angeles Unified School District (Sustainability Bonds), Series 2022 QRR, GO Bonds	5.00%	07/01/2039	10	11,573
Los Angeles Unified School District (Sustainability Bonds), Series 2022 QRR, GO Bonds	5.00%	07/01/2040	15	17,226
Los Angeles Unified School District (Sustainability Bonds), Series 2022 QRR, GO Bonds	5.00%	07/01/2041	35	40,030
Los Angeles Unified School District (Sustainability Bonds), Series 2022 QRR, GO Bonds	5.00%	07/01/2042	10	11,397
Los Angeles Unified School District (Sustainability Bonds), Series 2022 QRR, GO Bonds	5.25%	07/01/2047	180	203,714
Los Angeles Unified School District (Sustainability Bonds), Series 2023 A, COP	5.00%	10/01/2033	35	41,005
Los Angeles Unified School District (Sustainability Bonds), Series 2023 A, COP	5.00%	10/01/2035	40	46,475
Los Angeles Unified School District (Sustainability Bonds), Series 2023 A, COP	5.00%	10/01/2038	10	11,473
Metropolitan Water District of Southern California, Series 2022 A, Ref. RB	5.00%	10/01/2033	20	23,553
Metropolitan Water District of Southern California, Series 2023 A, RB	5.00%	04/01/2048	140	156,594
Oakland (City of), CA, Series 2023 D, GO Bonds	5.25%	07/15/2048	50	56,713
Oakland Unified School District (Election of 2012), Series 2023 A, GO Bonds, (INS - AGM)(a)	5.25%	08/01/2048	150	169,398
Oxnard School District (Election of 2022), Series 2023 A, GO Bonds, (INS - BAM)(a)	4.13%	08/01/2050	120	122,110
Sacramento (City of), CA Municipal Utility District (Green Bonds), Series 2023 K, RB	5.00%	08/15/2048	60	66,906
Sacramento (City of), CA Municipal Utility District (Green Bonds), Series 2023 K, RB	5.00%	08/15/2053	35	38,774
Sacramento Transportation Authority (Measure A), Series 2023, Ref. RB	5.00%	10/01/2033	20	23,951
Sacramento Transportation Authority (Measure A), Series 2023, Ref. RB	5.00%	10/01/2036	40	47,095
Sacramento Transportation Authority (Measure A), Series 2023, Ref. RB	5.00%	10/01/2038	5	5,829
San Diego (City of), CA Public Facilities Financing Authority, Series 2023 A, RB	5.25%	08/01/2048	50	56,782
San Diego (City of), CA Public Facilities Financing Authority, Series 2023 A, RB	4.00%	08/01/2052	5	5,044
San Diego (County of), CA Regional Transportation Commission, Series 2023 A, Ref. RB	5.00%	04/01/2036	55	64,728
San Diego (County of), CA Regional Transportation Commission, Series 2023 A, Ref. RB	5.00%	04/01/2037	65	76,072
San Diego (County of), CA Regional Transportation Commission, Series 2023 A, Ref. RB	5.00%	04/01/2038	10	11,644
San Diego Community College District, Series 2024, GO Bonds	4.00%	08/01/2043	10	10,434
San Diego Unified School District (Election of 2022), Series 2023, GO Bonds	5.00%	07/01/2048	10	11,137
San Diego Unified School District (Green Bonds) (Election of 2008), Series 2023, GO Bonds	5.00%	07/01/2053	25	27,606
San Francisco (City & County of), CA, Series 2022 R-1, Ref. GO Bonds	5.00%	06/15/2033	15	17,583
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport), Second Series 2023 B, Ref. RB	5.00%	05/01/2043	55	62,164
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport), Series 2023, Ref. RB	5.25%	05/01/2048	65	73,244
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2033 Municipal Bond ETF (BSSX)—(continued)
November 30, 2024
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
San Francisco (City & County of), CA Public Utilities Commission (Green Bonds), Series 2023 A, RB	5.00%	10/01/2033	$30	$35,271
San Francisco (City & County of), CA Public Utilities Commission (Green Bonds), Series 2023 C, Ref. RB	4.00%	11/01/2040	25	26,077
San Francisco (City & County of), CA Public Utilities Commission (Green Bonds), Series 2023, Ref. RB	5.00%	11/01/2036	105	123,474
San Francisco (City & County of), CA Public Utilities Commission (Green Bonds), Series 2023, Ref. RB	5.00%	11/01/2038	100	117,036
San Francisco (City & County of), CA Public Utilities Commission (Regional Water and Local Water), Series 2023 A, RB	5.00%	11/01/2043	50	56,806
San Francisco (City & County of), CA Public Utilities Commission (Regional Water and Local Water), Series 2023 A, RB	5.25%	11/01/2048	20	22,649
San Joaquin Hills Transportation Corridor Agency, Series 2021 A, Ref. RB	5.00%	01/15/2033	115	129,406
Santa Clara Valley Transportation Authority, Series 2023 A, Ref. RB	5.00%	04/01/2035	10	11,754
Southern California Public Power Authority, Series 2023, RB	5.00%	07/01/2035	150	176,966
Southern California Public Power Authority, Series 2023, RB	5.00%	07/01/2039	25	29,025
Southern California Public Power Authority, Series 2023-1A, RB	5.00%	07/01/2048	210	234,710
Southern California Public Power Authority, Series 2023-1A, RB	5.25%	07/01/2053	85	95,685
Southern California Public Power Authority (No.1), Series 2007 A, RB	5.00%	11/01/2033	60	64,992
University of California, Series 2023 BM, Ref. RB	5.00%	05/15/2033	15	17,765
University of California, Series 2023 BM, Ref. RB	5.00%	05/15/2035	175	205,707
University of California, Series 2023 BN, Ref. RB	5.00%	05/15/2036	55	64,511
University of California, Series 2023 BN, Ref. RB	5.00%	05/15/2037	35	40,906
University of California, Series 2023 BN, Ref. RB	5.00%	05/15/2038	255	297,343
University of California, Series 2023 BN, Ref. RB	5.00%	05/15/2041	300	344,144
University of California, Series 2023 BN, Ref. RB	5.00%	05/15/2042	30	34,216
University of California, Series 2023 BN, Ref. RB	5.00%	05/15/2043	120	136,170
University of California, Series 2023 BQ, RB	5.00%	05/15/2033	10	11,843
University of California, Series 2024 BV, Ref. RB	5.00%	05/15/2033	5	5,922
Victor Valley Community College District (Election of 2008), Series 2024 E, GO Bonds	5.00%	08/01/2051	200	219,569
Washington Township Health Care District (Election of 2020), Series 2023 B, GO Bonds, (INS - AGM)(a)	4.50%	08/01/2053	135	140,751
				9,699,450
Colorado-1.07%
Boulder Valley School District No. Re-2 Boulder, Series 2023, GO Bonds	4.13%	12/01/2046	150	152,703
Centennial Water & Sanitation District, Series 2024, RB	5.25%	12/01/2053	150	167,070
Colorado (State of) Health Facilities Authority (Intermountain Healthcare), Series 2024 A, Ref. RB	5.00%	05/15/2033	15	17,039
Colorado Springs (City of), CO, Series 2023 A, RB	5.25%	11/15/2053	200	222,501
Denver (City & County of), CO, Series 2023, Ref. COP	5.00%	12/01/2035	15	17,202
University of Colorado, Series 2017 A-2, Ref. RB	3.00%	06/01/2033	40	38,763
				615,278
Connecticut-0.31%
Connecticut (State of), Series 2016 A, GO Bonds	3.25%	03/15/2033	20	20,008
Connecticut (State of), Series 2021 A, GO Bonds	3.00%	01/15/2033	35	34,440
Connecticut (State of), Series 2022 A, GO Bonds	4.00%	01/15/2033	40	42,612
Connecticut (State of), Series 2024 A, GO Bonds	5.00%	01/15/2033	5	5,778
Connecticut (State of) (Transportation Infrastructure), Series 2022 A, RB	5.00%	07/01/2034	5	5,742
Connecticut (State of) (Transportation Infrastructure), Series 2022 A, RB	5.00%	07/01/2035	25	28,575
Connecticut (State of) (Transportation Infrastructure), Series 2022 A, RB	5.00%	07/01/2036	10	11,376
Connecticut (State of) (Transportation Infrastructure), Series 2022 A, RB	5.00%	07/01/2037	10	11,337
Connecticut (State of) (Transportation Infrastructure), Series 2022 A, RB	5.25%	07/01/2042	15	16,983
				176,851
Delaware-0.24%
Delaware (State of), Series 2023 A, GO Bonds	5.00%	05/01/2033	10	11,729
Delaware (State of), Series 2023 A, GO Bonds	5.00%	05/01/2035	85	99,032
Delaware (State of), Series 2023 A, GO Bonds	5.00%	05/01/2036	15	17,402
Delaware (State of), Series 2023 A, GO Bonds	5.00%	05/01/2038	10	11,510
				139,673
District of Columbia-2.00%
District of Columbia, Series 2022 A, RB	5.00%	07/01/2033	150	172,474
District of Columbia, Series 2022 C, Ref. RB	5.00%	12/01/2033	55	63,577
District of Columbia, Series 2023 A, GO Bonds	5.00%	01/01/2038	50	56,925
District of Columbia, Series 2023 A, GO Bonds	5.00%	01/01/2042	5	5,584
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2033 Municipal Bond ETF (BSSX)—(continued)
November 30, 2024
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
District of Columbia-(continued)
District of Columbia, Series 2023 A, GO Bonds	5.00%	01/01/2045	$120	$132,353
District of Columbia, Series 2023 A, GO Bonds	5.25%	01/01/2048	25	27,728
District of Columbia, Series 2023 A, RB	5.00%	05/01/2038	10	11,421
District of Columbia, Series 2023 A, RB	5.00%	05/01/2040	20	22,614
District of Columbia, Series 2023 A, RB	5.00%	05/01/2042	15	16,816
District of Columbia, Series 2023 A, RB	5.00%	05/01/2043	260	290,413
Washington Metropolitan Area Transit Authority (Green Bonds), Series 2023 A, RB	5.00%	07/15/2042	30	33,188
Washington Metropolitan Area Transit Authority (Green Bonds), Series 2023 A, RB	5.50%	07/15/2051	205	230,231
Washington Metropolitan Area Transit Authority (Green Bonds), Series 2023 A, RB	5.25%	07/15/2053	20	22,024
Washington Metropolitan Area Transit Authority (Green Bonds), Series 2023, RB	5.00%	07/15/2037	30	34,140
Washington Metropolitan Area Transit Authority (Green Bonds), Series 2023, RB	5.00%	07/15/2042	25	27,657
Washington Metropolitan Area Transit Authority (Green Bonds), Series 2023, RB	5.00%	07/15/2043	5	5,507
				1,152,652
Florida-3.83%
Broward (County of), FL School Board, Series 2016 A, Ref. COP	3.25%	07/01/2033	55	54,661
Cape Coral (City of), FL, Series 2023, Ref. RB, (INS - BAM)(a)	5.60%	03/01/2048	170	191,524
Cape Coral (City of), FL, Series 2023, Ref. RB, (INS - BAM)(a)	5.25%	10/01/2053	40	44,808
Florida (State of), Series 2023 A, Ref. GO Bonds	5.00%	06/01/2033	5	5,842
Florida (State of), Series 2024 A, Ref. GO Bonds	5.00%	06/01/2033	245	286,266
Florida (State of) Municipal Power Agency, Series 2021 A, RB	3.00%	10/01/2033	25	23,522
Fort Lauderdale (City of), FL, Series 2023 A, RB	5.50%	09/01/2048	150	169,813
Fort Lauderdale (City of), FL, Series 2023 A, RB	5.50%	09/01/2053	70	78,958
Fort Myers (City of), FL, Series 2023, Ref. RB	5.50%	10/01/2049	5	5,646
Hillsborough (County of), FL, Series 2023, GO Bonds	5.00%	07/01/2053	150	164,010
Jacksonville (City of), FL, Series 2023 A, Ref. RB	5.25%	10/01/2048	100	110,813
Lee County School Board (The), Series 2023 A, COP	4.00%	08/01/2046	20	19,940
Manatee (County of), FL, Series 2023, RB	5.25%	10/01/2048	150	168,494
Manatee (County of), FL, Series 2023, RB	5.50%	10/01/2053	150	169,712
Manatee (County of), FL School District, Series 2023 A, COP, (INS - AGM)(a)	5.00%	07/01/2035	15	16,995
Manatee (County of), FL School District, Series 2023 A, COP, (INS - AGM)(a)	5.00%	07/01/2038	155	173,956
Miami (City of) & Dade (County of), FL School Board, Series 2016 C, Ref. COP	3.25%	02/01/2033	100	98,016
Miami (City of), FL, Series 2023 A, RB	5.25%	03/01/2053	5	5,480
Miami-Dade (County of), FL Educational Facilities Authority (University of Miami), Series 2007 B, Ref. RB, (INS - AMBAC)(a)	5.25%	04/01/2033	20	22,724
Orange (County of), FL Health Facilities Authority (Orlando Health Obligated Group), Series 2023 A, RB	5.00%	10/01/2053	85	90,503
Orange (County of), FL Health Facilities Authority (Orlando Health Obligated Group), Series 2023, RB	5.00%	10/01/2041	55	60,643
Orlando (City of), FL Utilities Commission, Series 2023 A, RB	5.00%	10/01/2048	100	109,267
Putnam County School District, Series 2023, GO Bonds, (INS - AGM)(a)	4.25%	07/01/2052	100	101,689
Sarasota (County of), FL School Board, Series 2023 A, COP	5.00%	07/01/2036	30	34,086
				2,207,368
Georgia-0.95%
Atlanta (City of), GA (Social Bonds), Series 2023, RB	5.00%	07/01/2044	5	5,516
Atlanta (City of), GA Department of Aviation (Green Bonds), Series 2023 B-1, RB	5.00%	07/01/2053	100	108,422
Georgia (State of), Series 2022 A, GO Bonds	5.00%	07/01/2033	5	5,774
Georgia (State of) (Bidding Group 1), Series 2023 A, GO Bonds	5.00%	07/01/2033	25	29,325
Georgia (State of) (Bidding Group 2), Series 2023 A, GO Bonds	5.00%	07/01/2036	300	348,436
Georgia (State of) (Bidding Group 2), Series 2023 A, GO Bonds	5.00%	07/01/2037	5	5,786
Georgia (State of) (Tranche 2), Series 2016 A, GO Bonds	2.50%	02/01/2033	50	46,829
				550,088
Hawaii-0.20%
Hawaii (State of), Series 2016 FB, GO Bonds	3.00%	04/01/2033	25	24,032
Honolulu (City & County of), HI, Series 2015, Ref. RB	3.50%	07/01/2033	75	75,019
Honolulu (City & County of), HI (Green Bonds), Series 2023, RB	5.25%	07/01/2053	15	16,628
				115,679
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2033 Municipal Bond ETF (BSSX)—(continued)
November 30, 2024
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Idaho-0.52%
Idaho (State of) Housing & Finance Association, Series 2023 A, RB	5.00%	08/15/2041	$20	$22,449
Idaho (State of) Housing & Finance Association, Series 2023 A, RB	5.25%	08/15/2048	250	278,465
				300,914
Illinois-4.02%
Chicago (City of), IL, Series 2023 B, Ref. RB, (INS - AGM)(a)	5.00%	01/01/2033	160	180,724
Chicago (City of), IL, Series 2024 A, GO Bonds	5.25%	01/01/2045	30	31,339
Chicago (City of), IL (O’Hare International Airport), Series 2023, Ref. RB, (INS - BAM)(a)	5.25%	01/01/2041	240	269,068
Chicago (City of), IL Board of Education, Series 2023, RB	5.25%	04/01/2039	165	179,657
Chicago (City of), IL Midway International Airport, Series 2023 B, Ref. RB, (INS - BAM)(a)	5.00%	01/01/2035	125	141,981
Illinois (State of), Series 2022 B, GO Bonds	5.00%	10/01/2033	155	172,547
Illinois (State of), Series 2023 B, GO Bonds	5.00%	12/01/2037	15	16,673
Illinois (State of), Series 2023 C, GO Bonds	5.00%	12/01/2048	500	531,678
Illinois (State of), Series 2023 D, Ref. GO Bonds	5.00%	07/01/2033	80	88,871
Illinois (State of), Series 2024 B, GO Bonds	5.00%	05/01/2033	5	5,618
Illinois (State of) Finance Authority (University of Chicago Medical), Series 2021 A, Ref. RB	5.00%	10/01/2033	40	46,320
Illinois (State of) Municipal Electric Agency, Series 2015 A, Ref. RB	4.00%	02/01/2033	230	230,232
Illinois (State of) Toll Highway Authority, Series 2023 A, RB	5.00%	01/01/2042	185	205,887
Illinois (State of) Toll Highway Authority, Series 2023 A, RB	5.25%	01/01/2045	150	168,118
Sales Tax Securitization Corp., Series 2021 A, Ref. RB	5.00%	01/01/2033	30	33,957
Sales Tax Securitization Corp., Series 2023 C, Ref. RB	5.00%	01/01/2035	10	11,222
				2,313,892
Indiana-1.13%
Indiana (State of) Finance Authority (Citizens Energy Group), Series 2023, Ref. RB	5.00%	10/01/2035	10	11,410
Indiana (State of) Finance Authority (Green Bonds), Series 2022, RB	5.00%	02/01/2033	5	5,735
Indiana (State of) Finance Authority (Green Bonds), Series 2023, Ref. RB	5.00%	02/01/2035	55	63,723
Indiana (State of) Finance Authority (Indiana University Health Obligated Group), Series 2023 A, RB	5.00%	10/01/2041	25	27,877
Indiana (State of) Finance Authority (Indiana University Health Obligated Group), Series 2023 A, RB	5.00%	10/01/2042	100	110,848
Indiana (State of) Finance Authority (Indiana University Health Obligated Group), Series 2023 A, RB	5.00%	10/01/2053	10	10,731
Indiana (State of) Finance Authority (Stadium), Series 2022 A, Ref. RB	5.00%	02/01/2033	40	45,075
Indiana (State of) Finance Authority (Tippecanoe LLC-Student HSG), Series 2023, RB	5.00%	06/01/2053	100	103,297
Indianapolis Local Public Improvement Bond Bank, Series 2023, RB, (INS - BAM)(a)	5.25%	03/01/2067	200	216,382
Indianapolis Local Public Improvement Bond Bank (Circle City Forward Phase II), Series 2023, RB	5.25%	02/01/2048	50	55,633
				650,711
Iowa-0.48%
Iowa (State of) Finance Authority (Green Bonds), Series 2023, RB	5.25%	08/01/2048	100	111,658
Iowa (State of) Finance Authority (Green Bonds), Series 2023, Ref. RB	5.00%	08/01/2035	145	167,710
				279,368
Kentucky-0.83%
Christian County School District Finance Corp., Series 2023, RB, (INS - AGM)(a)	4.50%	10/01/2053	150	156,587
Louisville (City of) & Jefferson (County of), KY Metropolitan Government (Norton Healthcare, Inc.), Series 2023 A, Ref. RB	5.00%	10/01/2040	160	176,143
Louisville (City of) & Jefferson (County of), KY Sewer District, Series 2023 B, Ref. RB	5.00%	05/15/2036	125	143,360
				476,090
Louisiana-1.04%
Ernest N. Morial New Orleans Exhibition Hall Authority, Series 2023, RB	5.50%	07/15/2053	250	277,906
Lafayette (City of), LA, Series 2023, RB, (INS - BAM)(a)	5.13%	11/01/2048	10	11,020
Louisiana (State of), Series 2023 A, Ref. GO Bonds	5.00%	02/01/2033	5	5,777
Louisiana (State of) (Garvee), Series 2023, RB	5.00%	09/01/2035	65	74,917
Louisiana Stadium & Exposition District, Series 2023 A, Ref. RB	5.00%	07/01/2036	10	11,207
Louisiana Stadium & Exposition District, Series 2023 A, Ref. RB	5.00%	07/01/2041	200	220,663
				601,490
Maryland-1.09%
Maryland (State of) (Bidding Group 2), First Series 2023 A, GO Bonds	5.00%	03/15/2035	45	52,136
Maryland (State of) Department of Transportation, Series 2019, RB	2.50%	10/01/2033	25	22,881
Maryland (State of) Health & Higher Educational Facilities Authority (Frederick Health System), Series 2023, Ref. RB	5.25%	07/01/2053	155	164,802
Maryland (State of) Stadium Authority (Football Stadium Issue), Series 2023 A, RB	5.00%	03/01/2035	100	113,137
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2033 Municipal Bond ETF (BSSX)—(continued)
November 30, 2024
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Maryland-(continued)
Maryland (State of) Transportation Authority, Series 2021 A, Ref. RB	3.00%	07/01/2033	$25	$24,580
Washington (State of) Suburban Sanitary Commission, Series 2023, RB	4.00%	06/01/2047	250	252,636
				630,172
Massachusetts-4.50%
Boston (City of), MA, Series 2023 A, GO Bonds	5.00%	11/01/2040	95	109,969
Massachusetts (Commonwealth of), Series 2017 E, GO Bonds	3.00%	11/01/2033	25	24,414
Massachusetts (Commonwealth of), Series 2022 C, GO Bonds	5.00%	10/01/2033	55	63,481
Massachusetts (Commonwealth of), Series 2022 D, GO Bonds	5.00%	11/01/2033	10	11,762
Massachusetts (Commonwealth of), Series 2023 A, GO Bonds	5.00%	05/01/2035	10	11,602
Massachusetts (Commonwealth of), Series 2023 A, GO Bonds	5.00%	05/01/2036	5	5,780
Massachusetts (Commonwealth of), Series 2023 A, GO Bonds	5.00%	05/01/2040	15	16,984
Massachusetts (Commonwealth of), Series 2023 A, GO Bonds	5.00%	05/01/2043	185	205,496
Massachusetts (Commonwealth of), Series 2023 A, GO Bonds	5.00%	05/01/2048	700	765,971
Massachusetts (Commonwealth of), Series 2023 A, GO Bonds	5.00%	05/01/2053	35	38,030
Massachusetts (Commonwealth of), Series 2023 B, GO Bonds	5.00%	10/01/2037	20	23,132
Massachusetts (Commonwealth of), Series 2023 B, RB	5.00%	06/01/2050	20	21,861
Massachusetts (Commonwealth of), Series 2023 B, Ref. GO Bonds	5.00%	05/01/2036	20	23,122
Massachusetts (Commonwealth of), Series 2023 B, Ref. GO Bonds	5.00%	05/01/2038	15	17,216
Massachusetts (Commonwealth of), Series 2023 B, Ref. GO Bonds	5.00%	05/01/2041	20	22,472
Massachusetts (Commonwealth of), Series 2023 B, Ref. GO Bonds	5.00%	05/01/2043	35	38,878
Massachusetts (Commonwealth of), Series 2023 C, GO Bonds	5.00%	10/01/2048	10	10,982
Massachusetts (Commonwealth of), Series 2023 C, Ref. GO Bonds	5.00%	08/01/2039	10	11,450
Massachusetts (Commonwealth of), Series 2023, RB	5.00%	06/01/2053	200	217,620
Massachusetts (Commonwealth of) Bay Transportation Authority, Subseries 2023 A-1, RB	5.00%	07/01/2041	20	22,658
Massachusetts (Commonwealth of) Bay Transportation Authority, Subseries 2023 A-1, RB	5.00%	07/01/2042	15	16,871
Massachusetts (Commonwealth of) Bay Transportation Authority, Subseries 2023 A-1, RB	5.25%	07/01/2048	145	162,562
Massachusetts (Commonwealth of) Bay Transportation Authority, Subseries 2023 A-1, RB	4.00%	07/01/2053	10	9,935
Massachusetts (Commonwealth of) Bay Transportation Authority (Sustainability Bonds), Subseries 2023 A-1, RB	5.25%	07/01/2053	325	359,768
Massachusetts (Commonwealth of) Development Finance Agency (Boston Medical Center), Series 2023, Ref. RB	5.25%	07/01/2048	235	253,554
Massachusetts (Commonwealth of) Development Finance Agency (Boston Medical Center) (Sustainability Bopnds), Series 2023, Ref. RB	5.25%	07/01/2052	30	32,187
Massachusetts (Commonwealth of) Development Finance Agency (Boston University), Series 2023 FF, Ref. RB	5.00%	10/01/2048	10	10,966
Massachusetts (Commonwealth of) Development Finance Agency (Partners Healthcare System), Series 2016, Ref. RB	3.13%	07/01/2033	30	29,493
Massachusetts (Commonwealth of) Water Resources Authority (Green Bonds), Series 2023 B, Ref. RB	5.25%	08/01/2048	50	56,343
				2,594,559
Michigan-1.65%
Kentwood Public Schools, Series 2023 II, GO Bonds, (INS - AGM)(a)	5.00%	05/01/2053	100	107,390
Michigan (State of), Series 2018, GO Bonds	3.13%	05/01/2033	125	124,381
Michigan (State of), Series 2023, RB	5.00%	11/15/2037	15	17,255
Michigan (State of), Series 2023, RB	5.00%	11/15/2040	100	113,628
Michigan (State of), Series 2023, RB	5.00%	11/15/2043	50	56,170
Michigan (State of), Series 2023, RB	5.00%	11/15/2046	85	94,687
Michigan (State of), Series 2023, RB	5.25%	11/15/2049	250	281,229
Michigan (State of), Series 2023, RB	5.50%	11/15/2049	110	125,829
Michigan (State of) Finance Authority (Henry Ford Health System), Series 2016, Ref. RB	3.00%	11/15/2033	15	14,478
Michigan Technological University, Series 2023 C, RB, (INS - AGM)(a)	5.25%	10/01/2053	15	16,553
				951,600
Minnesota-0.83%
Minnesota (State of), Series 2023, COP	5.00%	11/01/2035	50	57,634
Minnesota (State of), Series 2023, COP	5.00%	11/01/2036	60	68,920
Minnesota (State of), Series 2023, COP	5.00%	11/01/2042	210	234,838
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2033 Municipal Bond ETF (BSSX)—(continued)
November 30, 2024
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Minnesota-(continued)
Minnesota (State of) Public Facilities Authority, Series 2023 A, RB	5.00%	03/01/2035	$90	$103,799
Rosemount-Apple Valley-Eagan Independent School District No. 196, Series 2023 A, GO Bonds, (CEP - Ohio School District)	5.00%	02/01/2033	10	11,386
				476,577
Missouri-0.98%
Missouri (State of) Environmental Improvement & Energy Resources Authority, Series 1998 A, Ref. RB	2.90%	09/01/2033	5	4,569
Missouri (State of) Environmental Improvement & Energy Resources Authority (Union Electric Co.), Series 1998, Ref. RB	2.75%	09/01/2033	15	13,610
Missouri (State of) Health & Educational Facilities Authority (BJC Health System), Series 2023 A, RB	5.00%	05/01/2033	105	120,766
Missouri (State of) Health & Educational Facilities Authority (SSM Health), Series 2022 A, RB	5.00%	06/01/2033	75	83,789
St. Louis (City of), MO, Series 2015 B, Ref. RB, (INS - AGM)(a)	3.25%	12/15/2033	345	339,347
				562,081
Nebraska-0.97%
Omaha (City of), NE Public Power District, Series 2023 A, RB	5.25%	02/01/2048	65	72,384
Omaha (City of), NE Public Power District, Series 2023 B, Ref. RB	5.25%	02/01/2048	25	27,840
Omaha (City of), NE Public Power District, Series 2024 A, RB	5.50%	02/01/2054	250	282,295
Omaha (City of), NE Public Power District, Series 2024 B, Ref. RB	5.00%	02/01/2036	15	17,280
Public Power Generation Agency (Whelan Energy Center Unit 2), Series 2016, Ref. RB	3.00%	01/01/2033	170	161,267
				561,066
Nevada-1.10%
Clark (County of), NV, Series 2021, Ref. GO Bonds	3.00%	11/01/2033	40	39,378
Clark (County of), NV, Series 2023, RB	5.00%	07/01/2039	25	28,074
Clark (County of), NV, Series 2023, RB	5.00%	07/01/2040	10	11,178
Clark (County of), NV, Series 2023, RB	4.00%	07/01/2042	200	200,925
Clark County School District, Series 2023 A, GO Bonds	4.00%	06/15/2043	10	9,979
Las Vegas (City of), NV Convention & Visitors Authority, Series 2023 A, RB	5.00%	07/01/2049	5	5,385
Las Vegas Valley Water District, Series 2021 C, GO Bonds	3.00%	06/01/2033	55	53,281
Nevada (State of), Series 2023 A, GO Bonds	5.00%	05/01/2035	100	115,919
Nevada (State of), Series 2023 A, GO Bonds	5.00%	05/01/2039	50	56,559
Nevada (State of), Series 2023 A, GO Bonds	5.00%	05/01/2040	40	45,034
Nevada (State of), Series 2023 A, GO Bonds	5.00%	05/01/2043	10	11,124
Truckee Meadows Water Authority, Series 2024, RB	5.00%	07/01/2033	50	58,109
				634,945
New Jersey-3.49%
Middlesex (County of), NJ Improvement Authority (New Jersey Health + Life Science Exchange - H-1), Series 2023, RB	5.00%	08/15/2053	200	218,435
New Jersey (State of) Educational Facilities Authority (Montclair University), Series 2023 A, RB	4.63%	09/01/2048	5	5,231
New Jersey (State of) Transportation Trust Fund Authority, Series 2023 A, Ref. RB	5.00%	06/15/2037	25	28,175
New Jersey (State of) Transportation Trust Fund Authority, Series 2023 A, Ref. RB	4.25%	06/15/2040	305	317,950
New Jersey (State of) Transportation Trust Fund Authority, Series 2023 AA, Ref. RB	5.00%	06/15/2033	40	45,849
New Jersey (State of) Transportation Trust Fund Authority, Series 2023 AA, Ref. RB	5.00%	06/15/2035	135	153,186
New Jersey (State of) Transportation Trust Fund Authority, Series 2023 AA, Ref. RB	5.00%	06/15/2036	25	28,273
New Jersey (State of) Transportation Trust Fund Authority, Series 2023 AA, Ref. RB	5.00%	06/15/2037	90	101,431
New Jersey (State of) Transportation Trust Fund Authority, Series 2023 AA, Ref. RB	5.00%	06/15/2039	15	16,789
New Jersey (State of) Transportation Trust Fund Authority, Series 2023 AA, Ref. RB	5.00%	06/15/2040	10	11,148
New Jersey (State of) Transportation Trust Fund Authority, Series 2023 BB, RB	5.00%	06/15/2033	10	11,462
New Jersey (State of) Transportation Trust Fund Authority, Series 2023 BB, RB	5.00%	06/15/2035	45	51,369
New Jersey (State of) Transportation Trust Fund Authority, Series 2023 BB, RB	5.00%	06/15/2036	15	17,063
New Jersey (State of) Transportation Trust Fund Authority, Series 2023 BB, RB	5.00%	06/15/2037	15	17,001
New Jersey (State of) Transportation Trust Fund Authority, Series 2023 BB, RB	5.00%	06/15/2038	25	28,237
New Jersey (State of) Transportation Trust Fund Authority, Series 2023 BB, RB	5.00%	06/15/2040	150	168,709
New Jersey (State of) Transportation Trust Fund Authority, Series 2023 BB, RB	5.00%	06/15/2041	35	39,052
New Jersey (State of) Transportation Trust Fund Authority, Series 2023 BB, RB	5.00%	06/15/2043	115	126,950
New Jersey (State of) Transportation Trust Fund Authority, Series 2023 BB, RB	5.00%	06/15/2046	205	223,571
New Jersey (State of) Turnpike Authority, Series 2022 B, RB	5.00%	01/01/2042	15	16,716
New Jersey (State of) Turnpike Authority, Series 2022 B, RB	5.00%	01/01/2046	350	386,026
				2,012,623
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2033 Municipal Bond ETF (BSSX)—(continued)
November 30, 2024
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
New Mexico-0.01%
New Mexico (State of), Series 2023, GO Bonds	5.00%	03/01/2033	$5	$5,779
New York-18.35%
Battery Park (City of), NY Authority (Sustainability Bonds), Series 2023 A, RB	5.00%	11/01/2044	55	61,712
Battery Park (City of), NY Authority (Sustainability Bonds), Series 2023 A, RB	5.00%	11/01/2048	25	27,635
Battery Park (City of), NY Authority (Sustainability Bonds), Series 2023 A, RB	5.00%	11/01/2053	150	164,828
Hudson Yards Infrastructure Corp. (Green Bonds), Series 2021, Ref. RB	5.00%	02/15/2033	10	11,525
Long Island (City of), NY Power Authority, Series 2023 F, Ref. RB	5.00%	09/01/2033	5	5,852
Long Island (City of), NY Power Authority (Green Bonds), Series 2023 E, RB	5.00%	09/01/2048	10	10,926
Metropolitan Transportation Authority, Series 2015 F, Ref. RB	3.25%	11/15/2033	50	47,101
Monroe County Industrial Development Corp. (University of Rochester), Series 2023 A, RB	5.00%	07/01/2053	85	92,289
New York & New Jersey (States of) Port Authority, One Hundred Eighty Nineth Series 2015, Ref. RB	3.25%	05/01/2033	65	63,580
New York & New Jersey (States of) Port Authority, Two Hundred Fortieth Series 2023, Ref. RB	5.00%	07/15/2040	25	28,357
New York & New Jersey (States of) Port Authority, Two Hundred Fortieth Series 2023, Ref. RB	5.00%	07/15/2048	10	10,946
New York & New Jersey (States of) Port Authority, Two Hundred Forty First Series 2023, RB	5.00%	07/15/2042	200	225,046
New York & New Jersey (States of) Port Authority, Two Hundred Forty One Series 2023, RB	5.00%	07/15/2041	5	5,647
New York & New Jersey (States of) Port Authority, Two Hundred Thirty Seventh Series 2022, RB	5.00%	01/15/2047	50	54,619
New York (City of), NY, Series 2013 E, GO Bonds	3.00%	08/01/2033	90	85,250
New York (City of), NY, Series 2015 F-1, GO Bonds	3.50%	06/01/2033	10	10,001
New York (City of), NY, Series 2018 E-1, GO Bonds	3.25%	03/01/2033	60	60,027
New York (City of), NY, Series 2023 A, GO Bonds	5.00%	08/01/2040	5	5,634
New York (City of), NY, Series 2023 A, GO Bonds	5.00%	08/01/2041	5	5,602
New York (City of), NY, Series 2023 F-1, Ref. GO Bonds	5.00%	08/01/2035	130	149,609
New York (City of), NY, Series 2023 F-1, Ref. GO Bonds	5.00%	08/01/2036	5	5,734
New York (City of), NY, Series 2023 F-1, Ref. GO Bonds	5.00%	08/01/2038	15	17,038
New York (City of), NY, Series 2024 A, GO Bonds	5.00%	08/01/2051	30	32,633
New York (City of), NY, Series 2024 A, Ref. GO Bonds	5.00%	08/01/2033	5	5,817
New York (City of), NY, Series 2024 C, GO Bonds	5.00%	03/01/2033	5	5,787
New York (City of), NY, Series 2024 E, Ref. GO Bonds	5.00%	08/01/2033	5	5,817
New York (City of), NY, Subseries 2023 E-1, GO Bonds	5.00%	04/01/2035	500	573,578
New York (City of), NY, Subseries 2023 E-1, GO Bonds	5.00%	04/01/2037	5	5,696
New York (City of), NY, Subseries 2023 E-1, GO Bonds	5.25%	04/01/2043	95	106,992
New York (City of), NY, Subseries 2023 E-1, GO Bonds	5.25%	04/01/2047	255	283,424
New York (City of), NY Municipal Water Finance Authority, Series 2023 AA-2, RB	5.00%	06/15/2035	5	5,878
New York (City of), NY Municipal Water Finance Authority, Series 2023 D, Ref. RB	5.25%	06/15/2047	100	111,618
New York (City of), NY Municipal Water Finance Authority, Series 2023 DD, Ref. RB	5.00%	06/15/2035	40	46,700
New York (City of), NY Municipal Water Finance Authority, Series 2023 DD, Ref. RB	5.00%	06/15/2046	600	658,222
New York (City of), NY Municipal Water Finance Authority, Subseries 2023 AA-3, Ref. RB	5.00%	06/15/2043	10	11,153
New York (City of), NY Municipal Water Finance Authority, Subseries 2024 AA-1, RB	5.25%	06/15/2053	250	278,348
New York (City of), NY Municipal Water Finance Authority, Subseries 2024 BB-2, Ref. RB	5.00%	06/15/2036	20	23,348
New York (City of), NY Municipal Water Finance Authority, Subseries 2024 BB-2, Ref. RB	5.00%	06/15/2039	60	68,772
New York (City of), NY Municipal Water Finance Authority, Subseries 2024 BB-2, Ref. RB	5.00%	06/15/2045	250	276,371
New York (City of), NY Municipal Water Finance Authority, Subseries 2024 BB-2, Ref. RB	5.25%	06/15/2047	80	89,755
New York (City of), NY Transitional Finance Authority, Series 2022 A-1, RB	5.00%	08/01/2033	20	22,870
New York (City of), NY Transitional Finance Authority, Series 2022 B-1, Ref. RB	5.00%	11/01/2033	30	34,411
New York (City of), NY Transitional Finance Authority, Series 2023 A, RB	5.00%	05/01/2035	85	97,589
New York (City of), NY Transitional Finance Authority, Series 2023 A, RB	5.00%	05/01/2038	50	56,711
New York (City of), NY Transitional Finance Authority, Series 2023 A, RB	5.00%	05/01/2039	15	16,966
New York (City of), NY Transitional Finance Authority, Series 2023 A-1, RB	5.00%	05/01/2044	110	121,755
New York (City of), NY Transitional Finance Authority, Series 2023 A-1, RB	5.00%	05/01/2046	210	229,806
New York (City of), NY Transitional Finance Authority, Series 2023 A-1, RB	5.00%	05/01/2053	65	70,433
New York (City of), NY Transitional Finance Authority, Series 2023 C, RB	5.50%	05/01/2053	275	311,656
New York (City of), NY Transitional Finance Authority, Series 2023 E-1, Ref. RB	5.00%	11/01/2033	30	34,658
New York (City of), NY Transitional Finance Authority, Series 2023 E-1, Ref. RB	5.00%	11/01/2034	5	5,759
New York (City of), NY Transitional Finance Authority, Series 2023 E-1, Ref. RB	5.00%	11/01/2036	195	222,100
New York (City of), NY Transitional Finance Authority, Series 2023 E-1, Ref. RB	5.00%	11/01/2038	10	11,331
New York (City of), NY Transitional Finance Authority, Series 2023 E-1, Ref. RB	5.00%	11/01/2039	5	5,655
New York (City of), NY Transitional Finance Authority, Series 2023 E-1, Ref. RB	5.00%	11/01/2041	15	16,831
New York (City of), NY Transitional Finance Authority, Series 2023 F-1, RB	5.00%	02/01/2039	80	90,227
New York (City of), NY Transitional Finance Authority, Series 2023 F-1, RB	5.00%	02/01/2041	5	5,595
New York (City of), NY Transitional Finance Authority, Series 2023 F-1, RB	5.00%	02/01/2042	5	5,575
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2033 Municipal Bond ETF (BSSX)—(continued)
November 30, 2024
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-(continued)
New York (City of), NY Transitional Finance Authority, Series 2023 F-1, RB	5.25%	02/01/2047	$160	$177,661
New York (City of), NY Transitional Finance Authority, Series 2023, RB	5.00%	05/01/2035	5	5,779
New York (City of), NY Transitional Finance Authority, Series 2023, RB	5.00%	05/01/2036	10	11,481
New York (City of), NY Transitional Finance Authority, Series 2023, RB	5.00%	05/01/2039	15	17,067
New York (City of), NY Transitional Finance Authority, Series 2023, RB	5.25%	05/01/2043	20	22,791
New York (City of), NY Transitional Finance Authority, Series 2023, RB	5.50%	05/01/2047	10	11,418
New York (City of), NY Transitional Finance Authority, Series 2023, RB	5.25%	05/01/2048	500	558,111
New York (City of), NY Transitional Finance Authority, Series 2023, RB	5.25%	05/01/2050	135	150,514
New York (City of), NY Transitional Finance Authority, Subseries 2016 E-1, RB	3.00%	02/01/2033	105	105,017
New York (City of), NY Transitional Finance Authority, Subseries 2023 A-1, RB	5.00%	05/01/2036	25	28,521
New York (City of), NY Transitional Finance Authority, Subseries 2023 F-1, RB	5.00%	02/01/2038	100	113,178
New York (State of), Series 2023 A, GO Bonds	5.00%	03/15/2037	20	23,217
New York (State of), Series 2023 A, GO Bonds	5.00%	03/15/2038	5	5,779
New York (State of), Series 2023 A, GO Bonds	5.00%	03/15/2040	90	102,801
New York (State of), Series 2023 B, GO Bonds	5.00%	03/15/2037	15	17,413
New York (State of) Dormitory Authority, Series 2019, RB	2.00%	07/01/2033	585	511,449
New York (State of) Dormitory Authority, Series 2023 A, RB	5.00%	10/01/2033	15	17,793
New York (State of) Dormitory Authority, Series 2023 A, Ref. RB	5.00%	03/15/2033	10	11,628
New York (State of) Dormitory Authority, Series 2023 A, Ref. RB	5.00%	03/15/2035	5	5,738
New York (State of) Dormitory Authority, Series 2023 A, Ref. RB	5.00%	03/15/2036	55	62,927
New York (State of) Dormitory Authority, Series 2023 A, Ref. RB	5.00%	03/15/2038	30	34,057
New York (State of) Dormitory Authority, Series 2023 A-1, Ref. RB	5.00%	03/15/2035	20	23,112
New York (State of) Dormitory Authority, Series 2023 A-1, Ref. RB	5.00%	03/15/2036	55	63,275
New York (State of) Dormitory Authority, Series 2023 A-1, Ref. RB	5.00%	03/15/2037	80	91,596
New York (State of) Dormitory Authority, Series 2023 A-1, Ref. RB	5.00%	03/15/2038	5	5,688
New York (State of) Dormitory Authority, Series 2023 A-1, Ref. RB	5.00%	03/15/2040	30	33,752
New York (State of) Dormitory Authority, Series 2023 A-1, Ref. RB	5.00%	03/15/2041	5	5,598
New York (State of) Dormitory Authority, Series 2023 A-1, Ref. RB	5.00%	03/15/2045	200	220,640
New York (State of) Dormitory Authority, Series 2024 A, Ref. RB	5.00%	03/15/2033	20	23,256
New York (State of) Dormitory Authority (Bidding Group 5), Series 2021 E, Ref. RB	5.00%	03/15/2033	10	11,373
New York (State of) Dormitory Authority (State University of New York Dormitory Facilities), Series 2023, RB	5.00%	07/01/2048	130	140,768
New York (State of) Dormitory Authority (Sustainability Bonds), Series 2023, RB	5.00%	07/01/2053	55	59,174
New York (State of) Power Authority (Green Transmission), Series 2023, RB, (INS - AGM)(a)	5.00%	11/15/2038	15	17,421
New York (State of) Power Authority (Green Transmission) (Green Bonds), Series 2023, RB, (INS - AGM)(a)	5.13%	11/15/2058	180	197,811
New York (State of) Thruway Authority (Bidding Group 1), Series 2022 A, Ref. RB	5.00%	03/15/2033	125	143,601
New York State Environmental Facilities Corp. (NYC Municipal Water Finance Authority), Series 2023, Ref. RB	5.00%	06/15/2053	10	10,968
New York State Urban Development Corp. (Bidding Group 3), Series 2023 A, RB	5.00%	03/15/2045	20	21,988
New York State Urban Development Corp. (Bidding Group 3), Series 2023 A, RB	5.00%	03/15/2048	135	147,175
New York State Urban Development Corp. (Bidding Group 4), Series 2023 A, RB	5.00%	03/15/2050	350	380,485
New York State Urban Development Corp. (Green Bonds), Series 2023, Ref. RB	5.00%	03/15/2063	250	269,700
Triborough Bridge & Tunnel Authority, Series 2023 A, RB	5.00%	05/15/2041	10	11,233
Triborough Bridge & Tunnel Authority, Series 2023 A, RB	5.25%	05/15/2058	375	410,305
Triborough Bridge & Tunnel Authority, Subseries 2023 B-1, RB	5.00%	11/15/2048	50	54,729
Triborough Bridge & Tunnel Authority (Green Bonds), Series 2023 C, Ref. RB	5.00%	11/15/2033	5	5,875
Triborough Bridge & Tunnel Authority (Green Bonds), Series 2023 C, Ref. RB	5.00%	11/15/2037	105	120,872
Triborough Bridge & Tunnel Authority (Green Bonds), Series 2023 C, Ref. RB	5.00%	11/15/2038	15	17,205
Triborough Bridge & Tunnel Authority (Green Bonds), Series 2023 C, Ref. RB	5.25%	11/15/2039	10	11,644
Triborough Bridge & Tunnel Authority (Green Bonds), Series 2023 C, Ref. RB	5.25%	11/15/2040	155	179,245
Triborough Bridge & Tunnel Authority (Green Bonds), Series 2023 C, Ref. RB	5.00%	11/15/2041	40	45,184
Triborough Bridge & Tunnel Authority (Green Bonds), Series 2023 C, Ref. RB	5.00%	11/15/2043	5	5,605
Triborough Bridge & Tunnel Authority (Green Bonds), Series 2023, Ref. RB	4.00%	11/15/2033	10	10,908
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2021 C-2, Ref. RB	3.00%	05/15/2033	40	39,442
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2023 A, RB	5.00%	05/15/2043	45	50,180
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2023 A, RB	5.00%	05/15/2048	70	76,412
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2023 C, Ref. RB	5.25%	11/15/2042	25	28,612
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2023, Ref. RB	4.00%	11/15/2035	35	37,505
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2023, Ref. RB	5.00%	11/15/2035	15	17,244
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2033 Municipal Bond ETF (BSSX)—(continued)
November 30, 2024
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-(continued)
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2023, Ref. RB	5.00%	11/15/2036	$35	$40,103
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2024, A-2 RB	5.25%	05/15/2064	200	217,928
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Subseries 2023 B-1, RB	5.00%	11/15/2045	5	5,543
Westchester County Local Development Corp. (Westchester Medical Center Obligated Group), Series 2023, RB, (INS - AGM)(a)	5.75%	11/01/2048	200	226,716
				10,573,006
North Carolina-0.86%
Charlotte (City of), NC, Series 2023 A, RB	5.25%	07/01/2053	250	276,938
Mecklenburg (County of), NC, Series 2022, GO Bonds	5.00%	09/01/2033	20	23,134
North Carolina (State of), Series 2013 A, RB	3.00%	05/01/2033	20	19,678
North Carolina (State of), Series 2020 B, RB	3.00%	05/01/2033	40	39,356
North Carolina (State of) (Build North Carolina Programs), Series 2022 A, RB	5.00%	05/01/2033	15	17,174
Wake (County of), NC, Series 2024 B, Ref. GO Bonds	5.00%	09/01/2033	100	117,292
				493,572
Ohio-2.00%
Columbus (City of), OH, Series 2016 A, GO Bonds	3.00%	08/15/2033	85	82,259
Northeast Ohio Regional Sewer District, Series 2019, Ref. RB	3.00%	11/15/2033	50	49,162
Ohio (State of), Series 2023 A, Ref. GO Bonds	5.00%	03/15/2036	5	5,729
Ohio (State of), Series 2023 A, Ref. GO Bonds	5.00%	03/15/2037	70	79,926
Ohio (State of), Series 2023, Ref. GO Bonds	5.00%	09/01/2033	20	23,306
Ohio (State of), Series 2023, Ref. GO Bonds	5.00%	09/01/2036	25	28,775
Ohio (State of) (Infrastructure Improvement), Series 2023, Ref. GO Bonds	5.00%	09/01/2035	45	52,166
Ohio (State of) Higher Educational Facility Commission (Kenyon College), Series 2023, Ref. RB	5.00%	07/01/2036	30	33,860
Ohio (State of) Higher Educational Facility Commission (Oberlin College 2023), Series 2023, RB	5.00%	10/01/2048	30	32,592
Ohio (State of) Higher Educational Facility Commission (Oberlin College 2023), Series 2023, RB	5.25%	10/01/2053	5	5,485
Ohio (State of) Turnpike & Infrastructure Commission, Series 2022, Ref. RB	5.00%	02/15/2033	5	5,756
Ohio (State of) Water Development Authority (Sustainability Bonds), Series 2023 A, RB	5.00%	12/01/2033	15	17,495
Ohio (State of) Water Development Authority (Water Pollution Control Loan Fund), Series 2019 B, RB	3.00%	12/01/2033	65	64,245
Ohio (State of) Water Development Authority (Water Pollution Control Loan Fund), Series 2023 B, RB	5.00%	12/01/2037	355	406,780
Ohio (State of) Water Development Authority (Water Pollution Control Loan Fund), Series 2023 B, RB	5.00%	12/01/2039	15	17,067
Ohio (State of) Water Development Authority (Water Pollution Control Loan Fund), Series 2023 B, RB	5.00%	12/01/2041	5	5,639
Ohio State University (The), Series 2023, RB	5.00%	12/01/2034	5	5,809
Ohio State University (The), Series 2023, RB	5.00%	12/01/2035	75	86,807
Ohio State University (The), Series 2023, RB	4.25%	12/01/2056	150	151,709
				1,154,567
Oklahoma-0.25%
Grand River Dam Authority, Series 2023, RB	5.00%	06/01/2036	105	120,308
Grand River Dam Authority, Series 2023, RB	5.00%	06/01/2040	5	5,588
Grand River Dam Authority, Series 2023, RB	5.00%	06/01/2042	15	16,564
				142,460
Oregon-1.34%
Oregon (State of) (Article XI - Q State), Series 2023 A, GO Bonds	5.00%	05/01/2036	15	17,281
Oregon (State of) (Article XI - Q State), Series 2023 A, GO Bonds	5.00%	05/01/2038	20	22,843
Oregon (State of) (Article XI - Q State), Series 2023 A, GO Bonds	5.00%	05/01/2039	115	130,617
Oregon (State of) (Article XI-Q State), Series 2023 A, GO Bonds	5.00%	05/01/2037	55	63,138
Oregon (State of) (Article XI-Q State), Series 2023 A, GO Bonds	5.00%	05/01/2041	90	101,336
Oregon (State of) (Article XI-Q State), Series 2023 A, GO Bonds	5.00%	05/01/2043	50	55,849
Oregon (State of) Department of Transportation, Series 2023 A, RB	5.00%	11/15/2035	5	5,748
Oregon (State of) Department of Transportation, Series 2023 A, RB	5.00%	11/15/2037	10	11,414
Oregon (State of) Department of Transportation, Series 2023 A, RB	5.00%	11/15/2040	40	45,123
Oregon (State of) Department of Transportation, Series 2023 A, RB	5.00%	11/15/2041	70	78,633
Oregon (State of) Lottery, Series 2023 A, RB	5.00%	04/01/2041	10	11,217
Oregon (State of) Lottery, Series 2023 A, RB	5.00%	04/01/2043	5	5,549
Portland (City of), OR, Series 2023 A, Ref. RB	5.00%	12/01/2034	35	40,265
Portland (City of), OR, Series 2023 A, Ref. RB	5.00%	12/01/2047	100	109,609
Portland Community College District, Series 2023, GO Bonds	5.00%	06/15/2037	40	45,778
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2033 Municipal Bond ETF (BSSX)—(continued)
November 30, 2024
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Oregon-(continued)
Portland Community College District, Series 2023, GO Bonds	5.00%	06/15/2038	$20	$22,805
Tualatin Valley Water District, Series 2023, RB	5.00%	06/01/2053	5	5,429
				772,634
Pennsylvania-2.72%
Bethel Park School District, Series 2023, GO Bonds	5.00%	08/01/2046	5	5,483
Pennsylvania (Commonwealth of), Second Series 2016, GO Bonds, (INS - AGM)(a)	3.00%	09/15/2033	445	442,400
Pennsylvania (Commonwealth of) Economic Development Financing Authority, Series 2017 A, Ref. RB	3.38%	11/15/2033	75	74,422
Pennsylvania (Commonwealth of) Economic Development Financing Authority (State System Higher Education), Series 2016, Ref. RB	4.00%	03/15/2033	25	25,180
Pennsylvania (Commonwealth of) Turnpike Commission, First Series 2023, Ref. RB	5.00%	12/01/2033	40	46,094
Pennsylvania (Commonwealth of) Turnpike Commission, First Series 2023, Ref. RB	5.00%	12/01/2034	10	11,488
Pennsylvania (Commonwealth of) Turnpike Commission, First Series 2023, Ref. RB	5.00%	12/01/2039	505	569,353
Pennsylvania (Commonwealth of) Turnpike Commission, First Series 2023, Ref. RB	5.00%	12/01/2040	10	11,216
Philadelphia (City of), PA, Series 2023 B, Ref. RB, (INS - AGM)(a)	5.00%	09/01/2035	30	34,502
Philadelphia (City of), PA, Series 2023 B, Ref. RB, (INS - AGM)(a)	5.00%	09/01/2037	205	234,035
Philadelphia (City of), PA, Series 2023 B, Ref. RB, (INS - AGM)(a)	5.00%	09/01/2040	35	39,470
Philadelphia (City of), PA, Series 2023 B, Ref. RB, (INS - AGM)(a)	5.50%	09/01/2053	20	22,536
Pittsburgh (City of), PA Water & Sewer Authority, Series 2023 A, RB, (INS - AGM)(a)	5.00%	09/01/2048	25	27,259
Westmoreland (County of), PA Municipal Authority, Series 2017, Ref. RB, (INS - BAM)(a)	3.13%	08/15/2033	25	24,515
				1,567,953
Rhode Island-0.25%
Rhode Island Health & Educational Building Corp. (Brown University), Series 2022 A, RB	5.00%	09/01/2033	45	52,008
Rhode Island Health & Educational Building Corp. (Providence College), Series 2023, RB	5.00%	11/01/2047	85	93,045
				145,053
South Carolina-0.45%
Inman Campobello Water District, Series 2023, RB, (INS - BAM)(a)	4.38%	06/01/2053	250	256,549
Tennessee-0.86%
Johnson City (City of), TN Health & Educational Facilities Board (Ballad Health Obligated Group), Series 2023 A, Ref. RB	5.00%	07/01/2033	70	77,969
Knox (County of), TN Health, Educational & Housing Facility Board (University of Tennessee), Series 2024 A-1, RB, (INS - BAM)(a)	5.50%	07/01/2059	150	163,585
Nashville (City of) & Davidson (County of), TN Metropolitan Government, Series 2021 C, GO Bonds	3.00%	01/01/2033	75	73,892
Nashville (City of) & Davidson (County of), TN Metropolitan Government Health & Educational Facilities Board (The) (Vanderbilt University Medical Center), Series 2023, RB	5.00%	07/01/2033	15	17,066
Nashville (City of) & Davidson (County of), TN Metropolitan Government (Belmont University), Series 2023, RB	5.25%	05/01/2048	10	11,000
Nashville (City of) & Davidson (County of), TN Metropolitan Government (Belmont University), Series 2023, RB	5.25%	05/01/2053	10	10,895
Tennessee (State of), Series 2023 A, GO Bonds	5.00%	05/01/2036	15	17,353
Tennessee (State of), Series 2023 A, GO Bonds	5.00%	05/01/2037	50	57,559
Tennessee (State of), Series 2023 A, GO Bonds	5.00%	05/01/2038	40	45,781
Tennessee (State of), Series 2023 A, GO Bonds	5.00%	05/01/2039	20	22,764
				497,864
Texas-13.61%
Arlington Higher Education Finance Corp. (Trinity Basin Preparatory, Inc.), Series 2023, RB, (CEP - Texas Permanent School Fund)	4.50%	08/15/2053	20	20,693
Austin (City of), TX, Series 2023, Ref. GO Bonds	5.00%	09/01/2033	45	52,062
Austin (City of), TX, Series 2023, Ref. RB	5.00%	11/15/2033	50	58,151
Austin (City of), TX, Series 2023, Ref. RB	5.00%	11/15/2036	5	5,729
Austin (City of), TX, Series 2023, Ref. RB	5.00%	11/15/2037	65	74,169
Austin (City of), TX, Series 2023, Ref. RB	5.00%	11/15/2048	15	16,395
Austin Community College District, Series 2023, GO Bonds	5.00%	08/01/2048	40	43,616
Austin Community College District, Series 2023, GO Bonds	5.25%	08/01/2053	20	22,095
Austin Independent School District, Series 2023, GO Bonds	5.00%	08/01/2035	175	199,553
Austin Independent School District, Series 2023, GO Bonds	5.00%	08/01/2042	100	110,642
Austin Independent School District, Series 2023, GO Bonds	5.00%	08/01/2043	50	55,124
Bastrop Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2048	100	108,674
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2033 Municipal Bond ETF (BSSX)—(continued)
November 30, 2024
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas-(continued)
Bexar (County of), TX, Series 2023, Ctfs. of Obligations	5.00%	06/15/2049	$15	$16,342
Birdville Independent School District, Series 2023 A, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2048	60	65,205
Board of Regents of the University of Texas System, Series 2024 A, Ref. RB	5.00%	08/15/2033	10	11,655
Carrollton-Farmers Branch Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2048	25	27,169
Chapel Hill Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2048	100	108,534
Collin (County of), TX, Series 2023, GO Bonds	5.00%	02/15/2041	10	11,027
Community Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2048	100	108,234
Corpus Christi Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/15/2049	160	174,294
Crowley Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/01/2048	200	217,300
Cypress-Fairbanks Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2037	50	56,772
Cypress-Fairbanks Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2048	150	150,510
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport), Series 2022 B, Ref. RB	5.00%	11/01/2033	10	11,349
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport), Series 2023 B, Ref. RB	5.00%	11/01/2039	5	5,619
Dallas (City of), TX, Series 2017, Ref. GO Bonds, (INS - AGM)(a)	3.00%	02/15/2033	70	68,158
Dallas (City of), TX, Series 2023 A, Ref. GO Bonds	5.00%	02/15/2035	5	5,718
Dallas (City of), TX, Series 2023 A, Ref. GO Bonds	5.00%	02/15/2036	10	11,392
Dallas (City of), TX, Series 2023 A, Ref. GO Bonds	5.00%	02/15/2039	15	16,874
Dallas (City of), TX, Series 2023 A, Ref. GO Bonds	5.00%	02/15/2041	10	11,152
Dallas (City of), TX Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2043	20	22,017
Denton Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/15/2035	5	5,748
Denton Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/15/2037	60	68,374
Denton Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/15/2038	40	45,319
Denton Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/15/2042	150	166,781
Denton Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/15/2048	145	158,271
Dickinson Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	4.13%	02/15/2048	5	5,050
Duncanville Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2049	5	5,425
El Paso (City of), TX, Series 2023, RB	5.25%	03/01/2049	25	27,445
Fort Worth (City of), TX, Series 2024, GO Bonds	4.13%	03/01/2044	100	99,129
Garland Independent School District, Series 2023 A, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2039	10	11,220
Garland Independent School District, Series 2023 A, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2040	75	83,783
Garland Independent School District, Series 2023 A, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2041	10	11,125
Garland Independent School District, Series 2023 A, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2048	230	250,016
Greenwood Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2049	50	54,174
Harris (County of), TX, Series 2024 A, RB	5.00%	08/15/2033	10	11,572
Harris (County of), TX Port Authority of Houston, Series 2023, RB	5.00%	10/01/2048	10	10,779
Harris (County of), TX Toll Road Authority (The), Series 2022 A, Ref. RB	5.00%	08/15/2033	55	62,794
Harris County Cultural Education Facilities Finance Corp. (Memorial Hermann Health System), Series 2024, Ref. RB	5.00%	07/01/2033	5	5,713
Houston (City of), TX, Series 2023 A, GO Bonds	5.25%	03/01/2042	110	124,179
Houston Independent School District, Series 2014, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2033	10	10,000
Hutto Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/01/2048	40	43,647
Irving Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2033	55	63,045
Lamar Consolidated Independent School District, Series 2023 A, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2041	10	11,087
Lamar Consolidated Independent School District, Series 2023 A, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2042	10	11,049
Lamar Consolidated Independent School District, Series 2023 A, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2053	500	539,640
Lamar Consolidated Independent School District, Series 2023, GO Bonds	5.00%	02/15/2041	15	16,536
Lewisville Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/15/2036	160	183,422
Lewisville Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/15/2038	35	39,711
Lewisville Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/15/2039	45	50,781
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2033 Municipal Bond ETF (BSSX)—(continued)
November 30, 2024
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas-(continued)
Liberty Hill Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/01/2048	$220	$220,767
Lower Colorado River Authority, Series 2024, RB	5.00%	05/15/2036	20	22,524
Lower Colorado River Authority (LCRA Transmission Services Corp.), Series 2023, Ref. RB	5.25%	05/15/2048	150	165,156
Lower Colorado River Authority (LCRA Transmission Services Corp.), Series 2023, Ref. RB, (INS - AGM)(a)	5.25%	05/15/2053	15	16,482
Lower Colorado River Authority (LCRA Transmission Services Corp.), Series 2024, Ref. RB, (INS - AGM)(a)	5.25%	05/15/2054	10	10,972
Midland Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2036	5	5,704
Midland Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2038	40	45,188
Midland Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2040	30	30,749
Midland Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2047	100	108,948
New Caney Independent School District, Series 2023, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2053	100	108,367
Northwest Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2049	115	124,770
Pasadena Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2048	40	43,473
Permanent University Fund - University of Texas System, Series 2023 A, Ref. RB	5.00%	07/01/2040	95	106,495
Permanent University Fund - University of Texas System, Series 2023 A, Ref. RB	4.00%	07/01/2041	5	5,137
Permanent University Fund - University of Texas System, Series 2023 A, Ref. RB	5.00%	07/01/2041	5	5,609
Pflugerville Independent School District, Series 2023 A, GO Bonds	5.00%	02/15/2033	100	113,076
Prosper Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2048	100	100,437
Rockwall Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	5.25%	02/15/2048	100	110,424
Round Rock Independent School District, Series 2019 A, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	3.00%	08/01/2033	75	73,247
Royse (City of), TX Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2053	100	107,928
San Antonio (City of), TX, Series 2023 A, RB	5.00%	02/01/2036	55	62,730
San Antonio (City of), TX, Series 2023 A, RB	5.00%	02/01/2038	5	5,649
San Antonio (City of), TX, Series 2023 B, RB	5.00%	02/01/2039	5	5,600
San Antonio (City of), TX, Series 2023 B, RB	5.25%	02/01/2041	20	22,636
San Antonio (City of), TX, Series 2023 B, RB	5.25%	02/01/2044	25	27,925
San Antonio (City of), TX Water System, Series 2023 A, Ref. RB	5.25%	05/15/2048	15	16,552
San Marcos Consolidated Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	5.25%	08/15/2047	110	122,380
Seguin (City of), TX, Series 2024, Ctfs. of Obligations	5.25%	09/01/2058	100	108,990
Sherman Independent School District, Series 2023 B, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2053	150	161,892
Splendora Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	4.10%	02/15/2048	100	100,965
Tarrant County Cultural Education Facilities Finance Corp. (Baylor Scott & White Health), Series 2016 A, Ref. RB	3.00%	11/15/2033	5	4,784
Texas (State of) Transportation Commission, Series 2024, Ref. GO Bonds	5.00%	04/01/2037	160	183,424
Texas (State of) Transportation Commission, Series 2024, Ref. GO Bonds	5.00%	04/01/2039	10	11,350
Texas (State of) Transportation Commission, Series 2024, Ref. GO Bonds	5.00%	04/01/2041	5	5,628
Texas (State of) Water Development Board, Series 2019 A, RB	3.00%	10/15/2033	30	29,001
Texas (State of) Water Development Board, Series 2023 A, RB	5.00%	10/15/2037	90	103,076
Texas (State of) Water Development Board, Series 2023 A, RB	4.65%	10/15/2040	30	32,481
Texas (State of) Water Development Board, Series 2023 A, RB	4.88%	10/15/2048	75	80,805
Texas A&M University, Series 2024 A, RB	5.00%	05/15/2033	200	232,079
Texas State University Board of Regents, Series 2023 A, RB	5.00%	02/15/2035	5	5,718
Texas State University Board of Regents, Series 2023 A, RB	5.00%	02/15/2036	150	170,770
Tomball Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2048	100	108,674
Waller Consolidated Independent School District, Series 2023 A, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2048	150	150,405
Walnut Creek Special Utility District, Series 2023, RB, (INS - AGM)(a)	4.75%	01/10/2054	150	156,233
Waxahachie Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	4.25%	02/15/2053	210	213,472
Wylie Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	4.25%	02/15/2054	150	151,993
				7,842,704
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2033 Municipal Bond ETF (BSSX)—(continued)
November 30, 2024
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Utah-0.27%
Intermountain Power Agency, Series 2023 A, RB	5.00%	07/01/2033	$15	$17,214
University of Utah (The) (Green Bonds), Series 2023 B, RB	5.25%	08/01/2048	125	139,868
				157,082
Virginia-1.20%
Fairfax (County of), VA, Series 2024 A, GO Bonds	5.00%	10/01/2036	50	57,417
Fairfax (County of), VA, Series 2024 A, GO Bonds	5.00%	10/01/2037	20	22,881
Fairfax (County of), VA, Series 2024 A, GO Bonds	4.00%	10/01/2043	10	10,283
Isle Wight (County of), VA Economic Development Authority (Riverside Health System), Series 2023, RB, (INS - AGM)(a)	4.75%	07/01/2053	70	73,884
Virginia (Commonwealth of) College Building Authority (21st Centuity College and Equipment), Series 2023, RB	5.00%	02/01/2033	70	81,103
Virginia (Commonwealth of) College Building Authority (21st Centuity College and Equipment), Series 2023, RB	4.00%	02/01/2043	5	5,081
Virginia (Commonwealth of) College Building Authority (21st Century College and Equipment Programs), Series 2023, RB	5.00%	02/01/2039	25	28,231
Virginia (Commonwealth of) College Building Authority (21st Century College and Equipment Programs), Series 2023, RB	5.00%	02/01/2040	190	213,314
Virginia (Commonwealth of) College Building Authority (21st Century College and Equipment Programs), Series 2023, RB	5.00%	02/01/2041	45	50,446
Virginia (Commonwealth of) College Building Authority (21st Century College and Equipment Programs), Series 2023, Ref. RB	5.00%	02/01/2035	10	11,484
Virginia Port Authority Commonwealth Port Fund, Series 2023 A, RB	5.25%	07/01/2048	100	111,330
Williamsburg Economic Development Authority (William & Mary), Series 2023 A, RB, (INS - AGM)(a)	5.25%	07/01/2053	25	27,406
				692,860
Washington-3.23%
Energy Northwest (Columbia Generating Station), Series 2022, Ref. RB	5.00%	07/01/2033	30	34,341
Energy Northwest (Columbia Generating Station), Series 2023, Ref. RB	5.00%	07/01/2036	90	103,423
Energy Northwest (Columbia Generating Station), Series 2023, Ref. RB	5.00%	07/01/2037	100	114,735
Energy Northwest (Columbia Generating Station), Series 2023, Ref. RB	5.00%	07/01/2038	40	45,628
Energy Northwest (Columbia Generating Station), Series 2023, Ref. RB	5.00%	07/01/2039	105	119,167
King County School District No. 401 Highline, Series 2023, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	12/01/2033	10	11,459
Seattle (City of), WA, Series 2023 A, Ref. RB	5.00%	03/01/2053	20	21,754
Seattle (City of), WA, Series 2023, RB	5.00%	02/01/2049	10	10,922
Seattle (City of), WA, Series 2023, RB	5.00%	02/01/2053	75	81,475
Seattle (Port of), WA, Series 2022 A, Ref. RB	5.00%	08/01/2033	5	5,666
Snohomish County School District No. 15 Edmonds, Series 2024, Ref. GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	12/01/2033	10	11,619
Washington (State of), Series R-2023B, Ref. GO Bonds	5.00%	07/01/2036	30	34,475
Washington (State of), Series R-2023B, Ref. GO Bonds	5.00%	07/01/2037	80	91,593
Washington (State of), Series R-2023B, Ref. GO Bonds	5.00%	07/01/2038	55	62,739
Washington (State of), Series R-2023B, Ref. GO Bonds	5.00%	07/01/2040	30	33,893
Washington (State of), Series R-2024B, Ref. GO Bonds	5.00%	06/01/2037	20	23,029
Washington (State of), Series R-2024B, Ref. GO Bonds	5.00%	06/01/2039	20	22,812
Washington (State of) (Bid Group 1), Series 2024 A, GO Bonds	5.00%	08/01/2036	5	5,750
Washington (State of) (Bid Group 1), Series 2024 A, GO Bonds	5.00%	08/01/2037	15	17,186
Washington (State of) (Bid Group 1), Series 2024 A, GO Bonds	5.00%	08/01/2039	5	5,680
Washington (State of) (Bid Group 2), Series 2023 B, GO Bonds	5.00%	02/01/2038	10	11,364
Washington (State of) (Bid Group 2), Series 2023 B, GO Bonds	5.00%	02/01/2039	55	62,073
Washington (State of) (Bid Group 2), Series 2023 B, GO Bonds	5.00%	02/01/2041	130	145,569
Washington (State of) (Bid Group 2), Series 2023 B, GO Bonds	5.00%	02/01/2042	30	33,478
Washington (State of) (Bid Group 2), Series 2023 B, GO Bonds	5.00%	06/01/2047	15	16,441
Washington (State of) (Bid Group 2), Series 2024 A, GO Bonds	5.00%	08/01/2041	20	22,519
Washington (State of) (Bid Group 2), Series 2024 A, GO Bonds	5.00%	08/01/2043	35	39,059
Washington (State of) (Bid Group 3), Series 2023 B, GO Bonds	5.00%	02/01/2043	170	188,777
Washington (State of) (Bid Group 3), Series 2023 B, GO Bonds	5.00%	02/01/2044	195	215,503
Washington (State of) (Bid Group 3), Series 2023 B, GO Bonds	5.00%	02/01/2045	15	16,509
Washington (State of) (Bid Group 3), Series 2023 B, GO Bonds	5.00%	02/01/2046	5	5,478
Washington (State of) (Bid Group 3), Series R-2023A, Ref. GO Bonds	5.00%	08/01/2035	30	34,624
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2033 Municipal Bond ETF (BSSX)—(continued)
November 30, 2024
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Washington-(continued)
Washington (State of) (Bid Group 3), Series R-2023A, Ref. GO Bonds	5.00%	08/01/2037	$95	$108,846
Washington (State of) (Bid Group 3), Series R-2023A, Ref. GO Bonds	5.00%	08/01/2038	40	45,662
Whatcom (County of), WA Bellingham School District No. 501, Series 2023, Ref. GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	12/01/2039	50	56,492
				1,859,740
West Virginia-0.58%
West Virginia (State of) Hospital Finance Authority (Vandalia Health Group), Series 2023 B, RB	5.75%	09/01/2043	60	67,729
West Virginia (State of) Hospital Finance Authority (West Virginia University Health System Obligated Group), Series 2023 A, RB	5.00%	06/01/2040	10	10,973
West Virginia (State of) Hospital Finance Authority (West Virginia University Health System Obligated Group), Series 2023 A, RB	5.00%	06/01/2043	110	119,062
West Virginia (State of) Hospital Finance Authority (West Virginia University Health System Obligated Group), Series 2023, RB	4.38%	06/01/2053	135	135,972
				333,736
Wisconsin-0.78%
Wisconsin (State of), Series 2023 2, Ref. GO Bonds	5.00%	05/01/2037	110	126,013
Wisconsin (State of), Series 2023-2, Ref. GO Bonds	5.00%	05/01/2035	60	69,272
Wisconsin (State of), Series 2023-2, Ref. GO Bonds	5.00%	05/01/2036	125	143,804
Wisconsin (State of), Series 2023-2, Ref. GO Bonds	5.00%	05/01/2039	95	108,127
				447,216
TOTAL INVESTMENTS IN SECURITIES(b)-98.52% (Cost $56,352,021)				56,774,365
OTHER ASSETS LESS LIABILITIES-1.48%				855,465
NET ASSETS-100.00%				$57,629,830

Investment Abbreviations:
AGM	-Assured Guaranty Municipal Corp.
AMBAC	-American Municipal Bond Assurance Corp.
BAM	-Build America Mutual Assurance Co.
CEP	-Credit Enhancement Provider
COP	-Certificates of Participation
Ctfs.	-Certificates
GO	-General Obligation
INS	-Insurer
RB	-Revenue Bonds
Ref.	-Refunding
Wts.	-Warrants

Notes to Schedule of Investments:
(a)	Principal and/or interest payments are secured by the bond insurance company listed.
(b)
This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entities	Percentage
Assured Guaranty Municipal Corp	5.28%
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments
Invesco BulletShares 2034 Municipal Bond ETF (BSMY)
November 30, 2024
(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations-97.42%
California-14.18%
California (State of), Series 2024, GO Bonds	5.00%	09/01/2048	$50	$55,977
California (State of) Health Facilities Financing Authority (Commonspirit Health), Series 2024 A, RB	5.25%	12/01/2049	150	167,396
California (State of) Statewide Communities Development Authority (John Muir Health), Series 2024 A, Ref. RB	5.00%	12/01/2049	100	109,600
Los Angeles County Facilities 2, Inc., Series 2024 A, RB	5.25%	06/01/2054	100	112,660
San Diego (County of), CA Regional Transportation Commission, Series 2023 A, Ref. RB	5.00%	04/01/2034	30	35,549
San Francisco (City & County of), CA Public Utilities Commission (Green Bonds), Series 2024 C, RB	5.00%	10/01/2049	100	112,074
Southern California Public Power Authority, Series 2024, RB	5.00%	07/01/2049	100	112,423
				705,679
Colorado-0.22%
Colorado (State of) Health Facilities Authority (CommonSpirit Health), Series 2024 A, Ref. RB	5.00%	12/01/2039	10	11,220
Connecticut-0.23%
Connecticut (State of) (Social Bonds), Series 2024 B, GO Bonds	5.00%	01/15/2038	10	11,460
District of Columbia-2.81%
District of Columbia Water & Sewer Authority, Series 2024 A, Ref. RB	5.00%	10/01/2036	120	140,010
Florida-2.76%
Central Florida Expressway Authority, Series 2017, Ref. RB, (INS - BAM)(a)	3.00%	07/01/2034	10	9,710
Collier (County of), FL Industrial Development Authority (NCH Healthcare System), Series 2024, RB, (INS - AGM)(a)	5.00%	10/01/2054	75	80,629
Marion (County of), FL School Board, Series 2024, COP, (INS - AGM)(a)	5.00%	06/01/2034	10	11,499
Miami-Dade (County of), FL, Series 2024 A, RB	5.25%	10/01/2054	15	16,632
South Broward Hospital District, Series 2016, Ref. RB	3.00%	05/01/2034	20	18,966
				137,436
Georgia-1.40%
Fulton (County of), GA Development Authority (Curran Street Residence Hall), Series 2024, RB	5.00%	06/15/2056	65	69,951
Illinois-5.03%
Chicago (City of), IL, Series 2024, Ref. RB, (INS - BAM)(a)	5.00%	01/01/2044	50	54,958
Illinois (State of), Series 2024 B, GO Bonds	5.00%	05/01/2037	10	11,186
Illinois (State of) Toll Highway Authority, Series 2024 A, Ref. RB	5.00%	01/01/2036	55	63,502
Illinois (State of) Toll Highway Authority, Series 2024 A, Ref. RB	5.00%	01/01/2037	105	120,971
				250,617
Indiana-0.47%
Indiana (State of) Finance Authority (Green Bonds), Series 2024 A, RB	5.00%	02/01/2040	10	11,424
Indiana University, Series 2024 A, RB	5.00%	06/01/2034	10	11,763
				23,187
Iowa-1.28%
Iowa (State of) Finance Authority (Green Bonds), Series 2023, Ref. RB	5.00%	08/01/2034	55	63,891
Kansas-0.24%
Kansas (State of) Department of Transportation, Series 2024 A, Ref. RB	5.00%	09/01/2034	10	11,854
Kentucky-0.71%
Kentucky (Commonwealth of) Property & Building Commission (No. 130), Series 2024 A, RB	4.00%	11/01/2041	5	5,047
Louisville (City of) & Jefferson (County of), KY Metropolitan Government (Norton Healthcare, Inc.), Series 2016, Ref. RB	4.00%	10/01/2034	30	30,073
				35,120
Louisiana-1.39%
Louisiana (State of) Public Facilities Authority (Tulane University of Louisiana), Series 2024, RB	5.00%	04/15/2037	60	69,024
Maryland-2.94%
Maryland (State of), First Series 2024 A, GO Bonds	5.00%	06/01/2036	100	117,324
Washington (State of) Suburban Sanitary Commission, Series 2017, RB	3.00%	06/15/2034	30	29,262
				146,586
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2034 Municipal Bond ETF (BSMY)—(continued)
November 30, 2024
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Massachusetts-4.83%
Massachusetts (Commonwealth of), Series 2024 A, Ref. GO Bonds	5.00%	03/01/2044	$15	$16,750
Massachusetts (Commonwealth of) Bay Transportation Authority, Series 2024 A, Ref. RB	5.25%	07/01/2052	200	223,818
				240,568
Minnesota-2.13%
Minnesota (State of), Series 2024 B, GO Bonds	4.00%	08/01/2037	100	106,223
Missouri-1.49%
St. Louis Community College District, Series 2024, COP	4.00%	04/01/2042	75	74,417
New Jersey-1.51%
New Jersey (State of) Health Care Facilities Financing Authority (AHS Hospital Corp.), Series 2016, Ref. RB	3.50%	07/01/2034	75	75,081
New York-21.43%
Long Island (City of), NY Power Authority, Series 2024 A, Ref. RB	5.25%	09/01/2054	100	111,933
Metropolitan Transportation Authority (Green Bonds), Series 2024 A, Ref. RB	5.00%	11/15/2039	15	16,772
New York & New Jersey (States of) Port Authority, One Hundred Seventy Fifth Series 2012, RB	3.00%	12/01/2034	5	4,655
New York (City of), NY, Series 2021-1, GO Bonds	5.00%	08/01/2034	10	11,550
New York (City of), NY, Series 2023 F-1, Ref. GO Bonds	5.00%	08/01/2034	80	92,401
New York (City of), NY Municipal Water Finance Authority, Subseries 2024 CC-1, RB	5.25%	06/15/2054	100	111,763
New York (City of), NY Transitional Finance Authority, Series 2024 F-1, RB	5.00%	02/01/2044	120	133,793
New York (State of) Dormitory Authority, Series 2024 A, RB	5.00%	03/15/2047	200	222,506
New York State Environmental Facilities Corp. (NYC Municipal Water Finance Authority), Series 2024, Ref. RB	5.00%	06/15/2049	100	111,003
Triborough Bridge & Tunnel Authority (Green Bonds), Series 2024, Ref. RB	5.25%	05/15/2054	225	250,326
				1,066,702
North Carolina-1.66%
Charlotte (City of), NC, Series 2024, RB	5.00%	07/01/2054	75	82,867
Ohio-4.34%
Greater Cincinnati (Port of), OH Development Authority (Duke Energy Corp.), Series 2024, Ref. RB	5.00%	12/01/2063	75	79,359
Ohio (State of), Series 2023 A, Ref. GO Bonds	5.00%	03/15/2034	75	86,813
Shaker Heights City School District, Series 2024, GO Bonds	5.25%	12/15/2059	45	49,912
				216,084
Oklahoma-0.12%
Grand River Dam Authority, Series 2024 A, Ref. RB	5.00%	06/01/2037	5	5,771
Oregon-0.12%
Oregon (State of) Department of Transportation (Social Bonds) (Garvee), Series 2024, RB	5.00%	05/15/2036	5	5,819
Pennsylvania-1.09%
Northampton (County of), PA General Purpose Authority (St. Luke’s University Health Network), Series 2024, Ref. RB	5.25%	08/15/2053	50	54,427
Rhode Island-1.58%
Rhode Island Health & Educational Building Corp. (Lifespan Obligated Group), Series 2024, RB	5.00%	05/15/2034	70	78,633
South Carolina-4.24%
South Carolina (State of) Jobs-Economic Development Authority (Novant Health Obligated Group), Series 2024, RB	5.00%	11/01/2034	15	17,259
South Carolina (State of) Jobs-Economic Development Authority (Novant Health Obligated Group), Series 2024, RB	5.00%	11/01/2035	100	114,422
South Carolina (State of) Public Service Authority (Santee Cooper), Series 2024 B, Ref. RB	5.00%	12/01/2038	35	39,433
South Carolina (State of) Public Service Authority (Santee Cooper), Series 2024 B, Ref. RB, (INS - AGM)(a)	5.00%	12/01/2037	35	39,747
				210,861
Tennessee-0.57%
Shelby (County of), TN Health, Educational & Housing Facilities Board (Baptist Memorial Health Care), Series 2024 A, Ref. RB	5.25%	09/01/2034	25	28,278
Texas-9.99%
Canutillo Independent School District, Series 2024 A, GO Bonds, (CEP - Texas Permanent School Fund)	5.25%	02/15/2054	75	82,946
Conroe Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2038	20	22,884
Corpus Christi (City of), TX, Series 2024, Ref. RB	5.00%	07/15/2049	15	16,382
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2034 Municipal Bond ETF (BSMY)—(continued)
November 30, 2024
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas-(continued)
Garland Independent School District, Series 2023 A, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2034	$20	$23,080
Harris (County of), TX, Series 2024 A, RB	4.00%	08/15/2042	15	15,232
Highland Park Independent School District, Series 2016, GO Bonds, (CEP - Texas Permanent School Fund)	3.00%	02/15/2034	5	4,881
Houston (City of), TX, Series 2024 A, GO Bonds	5.00%	03/01/2041	10	11,163
Houston (City of), TX, Series 2024 A, Ref. RB	5.00%	11/15/2035	65	75,257
Houston Higher Education Finance Corp. (Rice University), Series 2024, RB	5.00%	05/15/2034	55	64,148
Judson Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/01/2049	5	5,503
Permanent University Fund - University of Texas System, Series 2024 A, Ref. RB	5.00%	07/01/2036	30	34,952
Princeton Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2054	100	108,433
San Antonio (City of), TX, Series 2024 B, Ref. RB	5.00%	02/01/2043	10	11,065
Texas (State of) Transportation Commission, Series 2024, Ref. GO Bonds	5.00%	04/01/2034	10	11,588
Texas (State of) Water Development Board, Series 2020, RB	3.00%	10/15/2034	10	9,646
				497,160
Virginia-1.69%
Chesterfield (County of), VA Economic Development Authority (County Mobility), Series 2024, RB	5.00%	04/01/2048	50	55,143
Virginia (Commonwealth of) College Building Authority (21st Centuity College and Equipment), Series 2023, RB	5.00%	02/01/2034	25	28,837
				83,980
Washington-5.69%
Energy Northwest (Columbia Generating Station), Series 2023, Ref. RB	5.00%	07/01/2034	45	52,078
Energy Northwest (No. 1), Series 2023 A, Ref. RB	5.00%	07/01/2034	135	156,903
Washington (State of), Series 2025 A, GO Bonds	5.00%	08/01/2038	5	5,778
Washington (State of), Series 2025 A, GO Bonds	5.00%	08/01/2046	10	11,103
Washington (State of), Series R-2023B, Ref. GO Bonds	5.00%	07/01/2034	25	28,933
Washington (State of) (Bid Group 1), Series 2024 C, GO Bonds	5.00%	02/01/2039	15	17,142
Washington (State of) (Bid Group 2), Series 2024 C, GO Bonds	5.00%	02/01/2045	10	11,125
				283,062
Wisconsin-1.28%
Wisconsin (State of), Series 2023-2, Ref. GO Bonds	5.00%	05/01/2034	55	63,802
TOTAL INVESTMENTS IN SECURITIES(b)-97.42% (Cost $4,878,512)				4,849,770
OTHER ASSETS LESS LIABILITIES-2.58%				128,267
NET ASSETS-100.00%				$4,978,037

Investment Abbreviations:
AGM	-Assured Guaranty Municipal Corp.
BAM	-Build America Mutual Assurance Co.
CEP	-Credit Enhancement Provider
COP	-Certificates of Participation
GO	-General Obligation
INS	-Insurer
RB	-Revenue Bonds
Ref.	-Refunding

Notes to Schedule of Investments:
(a)	Principal and/or interest payments are secured by the bond insurance company listed.
(b)
Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations. No concentration of any single entity was greater than 5% each.

The valuation policy and a listing of other significant accounting policies are available in the most recent Statement of Additional Information.
See accompanying notes which are an integral part of this schedule.

Notes to Quarterly Schedules of Portfolio Holdings
November 30, 2024
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 — Prices are determined using quoted prices in an active market for identical assets.
Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Capital Management LLC’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of November 30, 2024, for each Fund (except for Invesco BulletShares 2032 Corporate Bond ETF and the "BulletShares Municipal Bond ETFs", which consist of: Invesco BulletShares 2024 Municipal Bond ETF, Invesco BulletShares 2025 Municipal Bond ETF, Invesco BulletShares 2026 Municipal Bond ETF, Invesco BulletShares 2027 Municipal Bond ETF, Invesco BulletShares 2028 Municipal Bond ETF, Invesco BulletShares 2029 Municipal Bond ETF, Invesco BulletShares 2030 Municipal Bond ETF, Invesco BulletShares 2031 Municipal Bond ETF, Invesco BulletShares 2032 Municipal Bond ETF, Invesco BulletShares 2033 Municipal Bond ETF and Invesco BulletShares 2034 Municipal Bond ETF. As of November 30, 2024, all of the securities in Invesco BulletShares 2032 Corporate Bond ETF and the BulletShares Municipal Bond ETFs were valued based on Level 2 inputs (see the Schedules of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Invesco BulletShares 2024 Corporate Bond ETF
Investments in Securities
U.S. Treasury Securities	$-	$2,018,825,504	$-	$2,018,825,504
U.S. Dollar Denominated Bonds & Notes	-	186,798,808	-	186,798,808
Money Market Funds	57,475,560	-	-	57,475,560
Total Investments	$57,475,560	$2,205,624,312	$-	$2,263,099,872
Invesco BulletShares 2025 Corporate Bond ETF
Investments in Securities
U.S. Dollar Denominated Bonds & Notes	$-	$3,981,715,814	$-	$3,981,715,814
Money Market Funds	48,640,512	191,846,017	-	240,486,529
Total Investments	$48,640,512	$4,173,561,831	$-	$4,222,202,343
Invesco BulletShares 2026 Corporate Bond ETF
Investments in Securities
U.S. Dollar Denominated Bonds & Notes	$-	$4,019,111,699	$-	$4,019,111,699
Money Market Funds	39,247,656	421,838,916	-	461,086,572
Total Investments	$39,247,656	$4,440,950,615	$-	$4,480,198,271
Invesco BulletShares 2027 Corporate Bond ETF
Investments in Securities
U.S. Dollar Denominated Bonds & Notes	$-	$2,325,956,239	$-	$2,325,956,239
Money Market Funds	1,072,785	436,565,141	-	437,637,926
Total Investments	$1,072,785	$2,762,521,380	$-	$2,763,594,165

	Level 1	Level 2	Level 3	Total
Invesco BulletShares 2028 Corporate Bond ETF
Investments in Securities
U.S. Dollar Denominated Bonds & Notes	$-	$2,083,776,536	$-	$2,083,776,536
Money Market Funds	6,867,209	390,723,836	-	397,591,045
Total Investments	$6,867,209	$2,474,500,372	$-	$2,481,367,581
Invesco BulletShares 2029 Corporate Bond ETF
Investments in Securities
U.S. Dollar Denominated Bonds & Notes	$-	$1,457,144,462	$-	$1,457,144,462
Money Market Funds	194,541	300,383,448	-	300,577,989
Total Investments	$194,541	$1,757,527,910	$-	$1,757,722,451
Invesco BulletShares 2030 Corporate Bond ETF
Investments in Securities
U.S. Dollar Denominated Bonds & Notes	$-	$1,052,616,293	$-	$1,052,616,293
Money Market Funds	5,101,514	148,173,551	-	153,275,065
Total Investments	$5,101,514	$1,200,789,844	$-	$1,205,891,358
Invesco BulletShares 2031 Corporate Bond ETF
Investments in Securities
U.S. Dollar Denominated Bonds & Notes	$-	$708,222,827	$-	$708,222,827
Money Market Funds	78,443	6,663,297	-	6,741,740
Total Investments	$78,443	$714,886,124	$-	$714,964,567
Invesco BulletShares 2033 Corporate Bond ETF
Investments in Securities
U.S. Dollar Denominated Bonds & Notes	$-	$392,141,128	$-	$392,141,128
Money Market Funds	2,630,798	19,347,850	-	21,978,648
Total Investments	$2,630,798	$411,488,978	$-	$414,119,776
Invesco BulletShares 2034 Corporate Bond ETF
Investments in Securities
U.S. Dollar Denominated Bonds & Notes	$-	$82,474,315	$-	$82,474,315
Money Market Funds	63,073	4,690,611	-	4,753,684
Total Investments	$63,073	$87,164,926	$-	$87,227,999
Invesco BulletShares 2024 High Yield Corporate Bond ETF
Investments in Securities
U.S. Treasury Securities	$-	$399,695,636	$-	$399,695,636
U.S. Dollar Denominated Bonds & Notes	-	9,984,802	-	9,984,802
Money Market Funds	21,419,201	-	-	21,419,201
Investments Matured	-	-	0	0
Total Investments	$21,419,201	$409,680,438	$0	$431,099,639
Invesco BulletShares 2025 High Yield Corporate Bond ETF
Investments in Securities
U.S. Dollar Denominated Bonds & Notes	$-	$873,050,952	$-	$873,050,952
Money Market Funds	129,373,211	85,246,076	-	214,619,287
Total Investments	$129,373,211	$958,297,028	$-	$1,087,670,239
Invesco BulletShares 2026 High Yield Corporate Bond ETF
Investments in Securities
U.S. Dollar Denominated Bonds & Notes	$-	$802,291,284	$-	$802,291,284
Money Market Funds	16,679,364	143,953,159	-	160,632,523
Total Investments	$16,679,364	$946,244,443	$-	$962,923,807
Invesco BulletShares 2027 High Yield Corporate Bond ETF
Investments in Securities
U.S. Dollar Denominated Bonds & Notes	$-	$335,603,844	$-	$335,603,844
Money Market Funds	4,229,892	75,518,148	-	79,748,040
Total Investments	$4,229,892	$411,121,992	$-	$415,351,884

	Level 1	Level 2	Level 3	Total
Invesco BulletShares 2028 High Yield Corporate Bond ETF
Investments in Securities
U.S. Dollar Denominated Bonds & Notes	$-	$295,290,754	$425	$295,291,179
Money Market Funds	2,010,529	56,876,616	-	58,887,145
Total Investments	$2,010,529	$352,167,370	$425	$354,178,324
Invesco BulletShares 2029 High Yield Corporate Bond ETF
Investments in Securities
U.S. Dollar Denominated Bonds & Notes	$-	$147,725,011	$-	$147,725,011
Money Market Funds	913,255	13,309,001	-	14,222,256
Total Investments	$913,255	$161,034,012	$-	$161,947,267
Invesco BulletShares 2030 High Yield Corporate Bond ETF
Investments in Securities
U.S. Dollar Denominated Bonds & Notes	$-	$84,092,017	$-	$84,092,017
Money Market Funds	281,760	8,553,148	-	8,834,908
Total Investments	$281,760	$92,645,165	$-	$92,926,925
Invesco BulletShares 2031 High Yield Corporate Bond ETF
Investments in Securities
U.S. Dollar Denominated Bonds & Notes	$-	$28,541,748	$-	$28,541,748
Money Market Funds	129,944	-	-	129,944
Total Investments	$129,944	$28,541,748	$-	$28,671,692
Invesco BulletShares 2032 High Yield Corporate Bond ETF
Investments in Securities
U.S. Dollar Denominated Bonds & Notes	$-	$4,999,446	$-	$4,999,446
Money Market Funds	15,545	321,063	-	336,608
Total Investments	$15,545	$5,320,509	$-	$5,336,054